UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2015

Date of reporting period:	3/31/2015

Item 1. Schedule of Investments

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 83.0%
AFFILIATED MUTUAL FUNDS — 58.8%
AST AQR Emerging Markets Equity Portfolio*	19,370,878	$196,808,117
AST Boston Partners Large-Cap Value Portfolio*	2,784,794	50,822,492
AST ClearBridge Dividend Growth Portfolio*	2,335,887	31,277,529
AST Cohen & Steers Realty Portfolio*	32,630,798	339,686,602
AST Global Real Estate Portfolio*	44,663,768	521,672,814
AST Goldman Sachs Large-Cap Value Portfolio*	1,904,867	50,802,801
AST Goldman Sachs Mid-Cap Growth Portfolio*	9,598,016	75,824,325
AST Goldman Sachs Small-Cap Value Portfolio*	4,553,633	84,469,889
AST Goldman Sachs Strategic Income Portfolio*	2,322,912	22,369,644
AST Herndon Large-Cap Value Portfolio*	2,870,206	38,030,234
AST High Yield Portfolio*	49,491,657	425,628,247
AST International Growth Portfolio*	21,479,263	306,509,087
AST International Value Portfolio*	22,945,868	413,255,085
AST Jennison Large-Cap Growth Portfolio*	1,434,022	31,648,875
AST Large-Cap Value Portfolio*	2,243,411	50,633,796
AST Loomis Sayles Large Cap Growth Portfolio*	1,152,849	38,309,184
AST Lord Abbett Core Fixed Income Portfolio*	3,680,371	44,753,316
AST MFS Growth Portfolio*	1,854,216	31,818,341
AST MFS Large-Cap Value Portfolio*	2,493,054	38,193,584
AST Mid-Cap Value Portfolio*	7,036,812	147,984,163
AST Money Market Portfolio*	246,715	246,715
AST Neuberger Berman Core Bond Portfolio*	2,125,989	23,322,094
AST Neuberger Berman Mid-Cap Growth Portfolio*	2,088,612	78,678,022
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	5,128,731	147,091,995
AST Parametric Emerging Markets Equity Portfolio*	18,217,043	154,298,358
AST PIMCO Limited Maturity Bond Portfolio*	69,159	722,707
AST Prudential Core Bond Portfolio*	10,645,169	121,354,923
AST QMA Emerging Markets Equity Portfolio*	12,816,658	123,680,749
AST QMA International Core Equity Portfolio*	16,585,688	176,305,864
AST QMA US Equity Alpha Portfolio*	10,572,718	231,859,715
AST Small-Cap Growth Opportunities Portfolio*	1,086,239	16,717,213
AST Small-Cap Growth Portfolio*	528,148	17,909,489
AST Small-Cap Value Portfolio*	5,973,085	131,407,860
AST T. Rowe Price Equity Income Portfolio*	1,946,827	25,503,429
AST T. Rowe Price Large-Cap Growth Portfolio*	1,080,472	25,445,120
AST T. Rowe Price Natural Resources Portfolio*	821,942	16,989,547
AST Western Asset Core Plus Bond Portfolio*	7,597,061	88,049,937

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,413,301,909)(w)		4,320,081,862

	Shares	Value
COMMON STOCKS — 7.6%
Aerospace & Defense — 0.1%
Astronics Corp.*(u)	800	$58,960
Bombardier, Inc. (Canada) (Class B Stock)	241,394	476,479
Exelis, Inc.	47,175	1,149,655
General Dynamics Corp.(u)	3,600	488,628
HEICO Corp.(u)	1,600	97,712
Honeywell International, Inc.(u)	12,538	1,307,839
Huntington Ingalls Industries, Inc.(u)	5,300	742,795
Kratos Defense & Security Solutions, Inc.*	6,807	37,643
L-3 Communications Holdings, Inc.(u)	600	75,474
Spirit AeroSystems Holdings, Inc. (Class A Stock)*(u)	12,800	668,288
Teledyne Technologies, Inc.*(u)	1,100	117,403
United Technologies Corp.(u)	10,211	1,196,729

		6,417,605

Air Freight & Logistics
Expeditors International of Washington, Inc.(u)	6,000	289,080
FedEx Corp.(u)	3,600	595,620

		884,700

Airlines
Alaska Air Group, Inc.(u)	1,500	99,270
Delta Air Lines, Inc.(u)	11,312	508,588
Southwest Airlines Co.(u)	16,000	708,800
Spirit Airlines, Inc.*(u)	1,300	100,568
United Continental Holdings, Inc.*(u)	7,690	517,153

		1,934,379

Auto Components
Delphi Automotive PLC (United Kingdom)	2,170	173,036
Johnson Controls, Inc.	3,240	163,426
Lear Corp.(u)	5,700	631,674
Pirelli & C. SpA (Italy)	1,414	23,405
Tenneco, Inc.*(u)	8,400	482,328
TRW Automotive Holdings Corp.*	903	94,680

		1,568,549

Automobiles
Thor Industries, Inc.(u)	12,100	764,841

Banks — 0.1%
Bank of America Corp.(u)	31,367	482,738
Bank of Cyprus PCL (Cyprus)*	9,090,527	2,033,106
BB&T Corp.	8,850	345,062
Bridge Capital Holdings*	3,670	95,824
CIT Group, Inc.(u)	5,900	266,208
Citigroup, Inc.(u)	10,974	565,380
City National Corp.	10,047	894,987
Eagle Bancorp, Inc.*(u)	1,620	62,208
East West Bancorp, Inc.	1,955	79,099
Financial Institutions, Inc.(u)	3,700	84,841
First Bancorp (Puerto Rico)*(u)	10,600	65,720
First Banks, Inc.(original cost $73,850; purchased 08/09/13)*(f)(g)	211	65,165
First Interstate Bancsystem, Inc. (Class A Stock)(u)	7,100	197,522
First Niagara Financial Group, Inc.(u)	18,000	159,120
Fulton Financial Corp.(u)	18,400	227,056
Hudson Valley Holding Corp.	708	18,096
KeyCorp(u)	26,910	381,046
LNB Bancorp, Inc.	7,161	127,752

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
M&T Bank Corp.	1,670	$212,090
Popular, Inc. (Puerto Rico)*(u)	6,000	206,340
Regions Financial Corp.(u)	16,400	154,980
Susquehanna Bancshares, Inc.	30,509	418,278
SVB Financial Group*	1,550	196,912
Wells Fargo & Co.(u)	11,843	644,259

		7,983,789

Beverages
Coca-Cola Enterprises, Inc.(u)	3,740	165,308
Constellation Brands, Inc. (Class A Stock)*(u)	3,806	442,295
Dr. Pepper Snapple Group, Inc.	5,803	455,419
Molson Coors Brewing Co. (Class B Stock)(u)	3,549	264,223
Monster Beverage Corp.*(u)	4,400	608,938
PepsiCo, Inc.(u)	8,160	780,259

		2,716,442

Biotechnology — 0.1%
Alexion Pharmaceuticals, Inc.*(u)	5,363	929,408
Amgen, Inc.(u)	3,200	511,520
Auspex Pharmaceuticals, Inc.*	4,978	499,144
Biogen Idec, Inc.*(u)	4,404	1,859,545
Celgene Corp.*(u)	7,307	842,351
Cellular Dynamics International, Inc.*	5,430	89,215
Dyax Corp.*(u)	16,600	278,133
Gilead Sciences, Inc.*(u)	5,000	490,650
Hyperion Therapeutics, Inc.*(u)	5,321	244,234
Ligand Pharmaceuticals, Inc.*(u)	7,700	593,747
Pharmacyclics, Inc.*(u)	6,594	1,687,734
Retrophin, Inc.*	8,970	214,921
United Therapeutics Corp.*(u)	2,900	500,062
Vertex Pharmaceuticals, Inc.*	1,150	135,666

		8,876,330

Building Products
A.O. Smith Corp.(u)	11,900	781,354
AAON, Inc.(u)	4,450	109,159
Gibraltar Industries, Inc.*(u)	5,100	83,691
Masco Corp.	3,745	99,992
Patrick Industries, Inc.*(u)	2,100	130,767
Trex Co., Inc.*(u)	1,400	76,342
Universal Forest Products, Inc.(u)	1,800	99,864
Vicwest, Inc. (Canada)	13,848	137,436

		1,518,605

Capital Markets — 0.2%
1347 Capital Corp.*(g)	30,036	288,646
AR Capital Acquisition Corp.*	105,000	1,016,400
Bank of New York Mellon Corp. (The)	2,710	109,050
Barington/Hilco Acquisition Corp., UTS*	58,260	579,687
CB Pharma Acquisition Corp.*	24,500	240,100
Charles Schwab Corp. (The)	19,567	595,619
DT Asia Investments Ltd. (Hong Kong)*	15,871	155,853
FinTech Acquisition Corp., UTS*	80,000	816,000
Franklin Resources, Inc.(u)	6,700	343,844
Garnero Group Acquisition Co. (Brazil)*	172,260	1,659,725
Goldman Sachs Group, Inc. (The)	1,011	190,038
Harmony Merger Corp., UTS*	156,780	1,567,800
Hydra Industries Acquisition Corp.*	120,000	1,142,400
Invesco Ltd.(u)	16,310	647,344

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Lazard Ltd. (Class A Stock)(u)	10,800	$567,972
Morgan Stanley(u)	24,649	879,723
Penson Technologies LLC (Class B Stock), UTS(original cost $146,087; purchased 06/03/14)*(f)(g)	1,248,607	95,831
Piper Jaffray Cos.*(u)	2,500	131,150
Quinpario Acquisition Corp. 2, UTS*	251,918	2,539,333
SEI Investments Co.(u)	7,800	343,902
State Street Corp.	3,234	237,796
Terrapin 3 Acquisition Corp. (Class A Stock), UTS*	102,000	993,990
Waddell & Reed Financial, Inc. (Class A Stock)(u)	1,400	69,356
WL Ross Holding Corp.*	207,000	2,070,000

		17,281,559

Chemicals — 0.1%
Ashland, Inc.(u)	1,110	141,314
Axiall Corp.(u)	5,007	235,029
Cabot Corp.(u)	8,400	378,000
Celanese Corp. (Class A Stock)(u)	9,300	519,498
Dow Chemical Co. (The)	4,589	220,180
E.I. du Pont de Nemours & Co.(u)	11,320	809,040
Ferro Corp.*(u)	7,500	94,125
FutureFuel Corp.(u)	5,900	60,593
Koppers Holdings, Inc.(u)	3,300	64,944
LyondellBasell Industries NV (Class A Stock)(u)	6,500	570,700
Momentive Performance Materials, Inc. (original cost $225,971; purchased 08/01/14)*(f)(g)	13,077	345,820
Mosaic Co. (The)(u)	12,365	569,532
Sherwin-Williams Co. (The)(u)	2,600	739,700
Sigma-Aldrich Corp.	16,427	2,271,033
Westlake Chemical Corp.(u)	8,900	640,266

		7,659,774

Commercial Services & Supplies — 0.1%
Copart, Inc.*(u)	4,700	176,579
Courier Corp.	17,784	435,352
Deluxe Corp.(u)	8,400	581,952
Herman Miller, Inc.(u)	1,300	36,088
MSA Safety, Inc.(u)	800	39,904
Quad/Graphics, Inc.(u)	1,400	32,172
Spotless Group Holdings Ltd. (Australia)	2,083,133	3,593,134
Spotless Group Holdings Ltd. (Australia), 144A(g)	1,612,622	2,781,563
Steelcase, Inc. (Class A Stock)(u)	5,100	96,594
UniFirst Corp.(u)	1,300	152,997
Viad Corp.(u)	1,800	50,076

		7,976,411

Communications Equipment — 0.1%
ARRIS Group, Inc.*(u)	19,100	551,895
Aruba Networks, Inc.*	28,063	687,263
CommScope Holding Co., Inc.*(u)	6,700	191,218
F5 Networks, Inc.*(u)	4,600	528,724
Harmonic, Inc.*(u)	5,600	41,496
Harris Corp.(u)	7,000	551,320
Plantronics, Inc.(u)	2,900	153,555
Polycom, Inc.*(u)	15,000	201,000

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Riverbed Technology, Inc.*	4,875	$101,936
ShoreTel, Inc.*(u)	11,500	78,430
Telestone Technologies Corp. (China)*	12,647	126

		3,086,963

Construction & Engineering — 0.3%
Argan, Inc.(u)	2,600	94,042
Eiffage SA (France)	81,544	4,853,108
Ferrovial SA (Spain)	530,686	11,283,432
Fluor Corp.(u)	14,228	813,272
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*	398,800	4,256,377

		21,300,231

Construction Materials
Eagle Materials, Inc.(u)	3,300	275,748
Headwaters, Inc.*(u)	13,700	251,258
Lafarge SA (France)	7,245	471,000
Martin Marietta Materials, Inc.	470	65,706

		1,063,712

Consumer Finance
Ally Financial, Inc.*	6,426	134,817
Nelnet, Inc. (Class A Stock)(u)	15,300	723,996
Santander Consumer USA Holdings, Inc.	5,340	123,568

		982,381

Containers & Packaging
Crown Holdings, Inc.*	7,887	426,056
MeadWestvaco Corp.	357	17,804

		443,860

Diversified Consumer Services
Bright Horizons Family Solutions, Inc.*	3,000	153,810
DeVry Education Group, Inc.(u)	3,600	120,096

		273,906

Diversified Financial Services — 0.1%
Boulevard Acquisition Corp.*(u)	71,993	705,531
Cambridge Capital Acquisition Corp.*(u)	105,600	1,061,280
Capitol Acquisition Corp. II*(u)	130,178	1,316,100
Chart Acquisition Corp.*(u)	134,315	1,343,150
Global Defense & National Security Systems, Inc.*	59,700	620,283
Highclere Holdings Ltd. (Cayman Islands)(original cost $0; purchased 05/08/13)*(f)(g)	720	—
Intercontinental Exchange, Inc.	880	205,278
Rescap Liquidating Trust, UTS	65,004	682,542
ROI Acquisition Corp. II*	63,000	621,180
Voya Financial, Inc.	4,420	190,546

		6,745,890

Diversified Telecommunication Services — 0.1%
Atlantic Tele-Network, Inc.(u)	800	55,376
HKBN Ltd. (Hong Kong)*	1,092,356	1,358,286
HKBN Ltd. (Hong Kong), 144A*(g)	748,110	930,234
Inteliquent, Inc.(u)	12,800	201,472
Intelsat SA*(u)	6,400	76,800
Jazztel PLC (Spain)*	126,661	1,726,097
Premiere Global Services, Inc.*(u)	4,900	46,844

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Telecom Italia SpA (Italy)*	2,915,525	$3,413,781

		7,808,890

Electric Utilities — 0.6%
Cleco Corp.	3,220	175,554
Edison International(u)	127,861	7,987,477
Endesa SA (Spain)	93,041	1,796,135
Endesa SA (Spain), 144A(g)	116,396	2,246,997
Enel SpA (Italy)	1,350,077	6,098,849
Exelon Corp.	129,599	4,355,822
Hawaiian Electric Industries, Inc.	22,778	731,629
Korea Electric Power Corp. (South Korea), ADR(a)	152,572	3,127,726
NextEra Energy, Inc.	74,373	7,738,511
NRG Yield, Inc. (Class A Stock)	134,234	6,809,691
Pinnacle West Capital Corp.(u)	1,490	94,988
PPL Corp.(u)	13,700	461,142
UIL Holdings Corp.	1,581	81,295
Xcel Energy, Inc.	5,365	186,756

		41,892,572

Electrical Equipment
Acuity Brands, Inc.(u)	3,200	538,112
Babcock & Wilcox Co. (The)(u)	4,600	147,614
Eaton Corp. PLC(u)	9,819	667,103
Enphase Energy, Inc.*(u)	3,500	46,165
Polypore International, Inc.*(u)	20,909	1,231,540
Thermon Group Holdings, Inc.*(u)	2,400	57,768

		2,688,302

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.*(u)	9,000	550,350
CDW Corp.(u)	11,700	435,708
Gerber Scientific Escrow Shares*(g)(u)	101,412	—
Ingram Micro, Inc. (Class A Stock)*(u)	23,500	590,320
Insight Enterprises, Inc.*(u)	5,100	145,452
Jabil Circuit, Inc.(u)	13,000	303,940
Methode Electronics, Inc.(u)	7,100	333,984
National Instruments Corp.(u)	4,500	144,180
Sanmina Corp.*(u)	2,800	67,732
ScanSource, Inc.*(u)	2,900	117,885
TE Connectivity Ltd. (Switzerland)	1,400	100,268
Tech Data Corp.*(u)	2,300	132,871
Viasystems Group, Inc.*	1,581	27,652
Zebra Technologies Corp. (Class A Stock)*(u)	900	81,644

		3,031,986

Energy Equipment & Services — 0.1%
Atwood Oceanics, Inc.(u)	16,000	449,760
Baker Hughes, Inc.(u)	35,854	2,279,598
Bristow Group, Inc.(u)	1,600	87,120
Dresser-Rand Group, Inc.*	22,920	1,841,622
Halliburton Co.	3,712	162,883
Helix Energy Solutions Group, Inc.*(u)	23,000	344,080
Nabors Industries Ltd.(u)	16,200	221,130
Schlumberger Ltd.	851	71,007
Weatherford International PLC*	9,060	111,438

		5,568,638

Food & Staples Retailing
Casey’s General Stores, Inc.(u)	3,700	333,370

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Costco Wholesale Corp.	3,313	$501,903
Fresh Market, Inc. (The)*(u)	4,000	162,560
Kroger Co. (The)	2,200	168,652
Wal-Mart Stores, Inc.(u)	5,600	460,600

		1,627,085

Food Products
Bunge Ltd.(u)	5,500	452,980
Cal-Maine Foods, Inc.(u)	7,700	300,762
ConAgra Foods, Inc.(u)	11,600	423,748
Hershey Co. (The)	1,460	147,329
Ingredion, Inc.(u)	2,300	178,986
Kellogg Co.(u)	5,000	329,750
Lancaster Colony Corp.(u)	600	57,102
Mondelez International, Inc. (Class A Stock)(u)	9,166	330,801
Sanderson Farms, Inc.(u)	2,600	207,090
Seaboard Corp.*(u)	30	123,960
Tyson Foods, Inc. (Class A Stock)(u)	7,800	298,740

		2,851,248

Gas Utilities — 0.2%
AGL Resources, Inc.(u)	10,400	516,360
Apa Group (Australia)	642,247	3,988,041
Apa Group (Australia), 144A(g)	130,843	1,329,345
Infraestructura Energetica Nova SAB de CV (Mexico)	1,007,484	5,502,573
Questar Corp.(u)	12,940	308,748
UGI Corp.(u)	15,600	508,404

		12,153,471

Health Care Equipment & Supplies — 0.1%
Abaxis, Inc.(u)	1,900	121,809
Abbott Laboratories	5,640	261,301
ABIOMED, Inc.*(u)	4,500	322,110
Atrion Corp.(u)	300	103,653
Becton, Dickinson & Co.(u)	3,645	523,386
Boston Scientific Corp.*(u)	91,192	1,618,658
C.R. Bard, Inc.(u)	3,800	635,930
Cyberonics, Inc.*(u)	7,100	460,932
Edwards Lifesciences Corp.*(u)	3,800	541,348
Globus Medical, Inc. (Class A Stock)*(u)	6,000	151,440
Greatbatch, Inc.*(u)	700	40,495
Halyard Health, Inc.*(u)	5,200	255,840
Hologic, Inc.*(u)	12,700	419,417
Invacare Corp.(u)	3,800	73,758
Masimo Corp.*(u)	2,400	79,152
Natus Medical, Inc.*(u)	2,100	82,887
Rotech Healthcare, Inc.(original cost $58,278; purchased 01/17/14)*(f)(g)	5,517	88,382
Sorin SpA (Italy)*	60,394	185,074
Tandem Diabetes Care, Inc.*	4,159	52,487
Tornier NV*	11,137	292,012

		6,310,071

Health Care Providers & Services — 0.1%
Aetna, Inc.	4,045	430,914
Air Methods Corp.*	1,200	55,908
Catamaran Corp.*(u)	14,314	852,256
Centene Corp.*(u)	6,200	438,278
CIGNA Corp.	4,090	529,410
Express Scripts Holding Co.*(u)	6,000	520,620

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Health Net, Inc.*(u)	12,800	$774,272
Humana, Inc.(u)	3,673	653,867
Laboratory Corp. of America Holdings*(u)	300	37,827
McKesson Corp.(u)	2,876	650,551
National Healthcare Corp.(u)	900	57,339
Select Medical Holdings Corp.(u)	7,500	111,225
Surgical Care Affiliates, Inc.*	2,100	72,093
UnitedHealth Group, Inc.(u)	3,095	366,108
Universal Health Services, Inc. (Class B Stock)(u)	4,800	565,008

		6,115,676

Health Care Technology
Cerner Corp.*(u)	11,320	829,303
Computer Programs & Systems, Inc.(u)	7,600	412,376

		1,241,679

Hotels, Restaurants & Leisure — 0.1%
Biglari Holdings, Inc.*(u)	700	289,870
Bloomin’ Brands, Inc.(u)	2,900	70,557
Buffalo Wild Wings, Inc.*(u)	2,000	362,480
Carnival Corp.	6,690	320,050
Chipotle Mexican Grill, Inc.*(u)	790	513,927
DineEquity, Inc.(u)	3,400	363,834
Hyatt Hotels Corp. (Class A Stock)*(u)	2,100	124,362
International Game Technology	12,030	209,442
Jack in the Box, Inc.(u)	7,700	738,584
La Quinta Holdings, Inc.*	8,100	191,808
Las Vegas Sands Corp.(u)	1,300	71,552
Life Time Fitness, Inc.*	11,642	826,116
Marriott Vacations Worldwide Corp.(u)	8,900	721,345
Royal Caribbean Cruises Ltd.(u)	9,308	761,860
Ruth’s Hospitality Group, Inc.(u)	6,700	106,396
Starbucks Corp.(u)	6,309	597,462

		6,269,645

Household Durables — 0.1%
D.R. Horton, Inc.	3,750	106,800
Harman International Industries, Inc.(u)	7,712	1,030,555
Helen of Troy Ltd.(u)	3,900	317,811
La-Z-Boy, Inc.(u)	14,900	418,839
NACCO Industries, Inc. (Class A Stock)(u)	1,800	95,382
PulteGroup, Inc.(u)	15,007	333,606
Tempur Sealy International, Inc.*(u)	4,200	242,508
Toll Brothers, Inc.*	7,890	310,393
Universal Electronics, Inc.*(u)	2,200	124,168
Whirlpool Corp.(u)	2,900	585,974

		3,566,036

Household Products
Kimberly-Clark Corp.	1,560	167,092
Procter & Gamble Co. (The)	5,590	458,045

		625,137

Independent Power & Renewable Electricity Producers — 0.7%
Abengoa Yield PLC (Spain)	198,004	6,688,575
AES Corp. (The)(u)	4,900	62,965
Calpine Corp.*(u)	24,400	558,028
CGN Power Co. Ltd. (China) (Class H Stock)*	13,641,793	5,876,130
CGN Power Co. Ltd. (China) (Class H Stock), 144A*(g)	353,761	152,381

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
China Longyuan Power Group Corp. (China) (Class H Stock)	5,529,931	$6,010,394
Dynegy, Inc.*	178,560	5,612,141
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	12,826,063	6,271,765
Meridian Energy Ltd. (New Zealand)	1,481,953	2,240,336
Meridian Energy Ltd. (New Zealand), 144A(g)	2,856,533	4,318,351
NRG Energy, Inc.	123,870	3,120,285
Saeta Yield SA (Spain), 144A*(g)	477,374	5,363,926
TerraForm Power, Inc. (Class A Stock)*	144,670	5,281,902

		51,557,179

Industrial Conglomerates
Carlisle Cos., Inc.(u)	1,500	138,945

Insurance — 0.1%
ACE Ltd.(u)	13,590	1,515,149
American Financial Group, Inc.(u)	11,900	763,385
American International Group, Inc.(u)	11,622	636,769
Arthur J Gallagher & Co.	1,470	68,723
Assurant, Inc.	1,610	98,870
Assured Guaranty Ltd.(u)	22,400	591,136
CNA Financial Corp.(u)	1,500	62,145
Erie Indemnity Co. (Class A Stock)(u)	700	61,082
Everest Re Group Ltd.	910	158,340
Genworth Financial, Inc. (Class A Stock)*(u)	10,100	73,831
HCC Insurance Holdings, Inc.(u)	4,700	266,349
Lincoln National Corp.	3,330	191,342
Meadowbrook Insurance Group, Inc.	11,303	96,076
MetLife, Inc.(u)	12,675	640,721
Montpelier Re Holdings Ltd. (Bermuda)	544	20,911
Navigators Group, Inc. (The)*(u)	900	70,056
RenaissanceRe Holdings Ltd.	630	62,830
Symetra Financial Corp.(u)	9,800	229,908
Unum Group(u)	4,400	148,412
XL Group PLC (Ireland)	8,414	309,635

		6,065,670

Internet & Catalog Retail
Amazon.com, Inc.*	270	100,467
Blue Nile, Inc.*(u)	2,300	73,232
FTD Cos., Inc.*(u)	5,320	159,281
HSN, Inc.(u)	8,300	566,309
Lands’ End, Inc.*(u)	1,200	43,056
Orbitz Worldwide, Inc.*	25,941	302,472

		1,244,817

Internet Software & Services — 0.2%
Blucora, Inc.*(u)	8,300	113,378
Cimpress NV*(u)	6,000	506,280
Constant Contact, Inc.*(u)	4,600	175,766
Envestnet, Inc.*(u)	1,900	106,552
Facebook, Inc. (Class A Stock)*(u)	9,494	780,549
Global Sources Ltd. (Bermuda)*(u)	12,919	75,705
Google, Inc. (Class A Stock)*(u)	591	327,828
Google, Inc. (Class C Stock)*(u)	2,264	1,240,672
GrubHub, Inc.*(u)	800	36,312
IAC/InterActiveCorp(u)	1,600	107,952
LogMeIn, Inc.*(u)	7,800	436,722
NIC, Inc.(u)	9,700	171,399
Q2 Holdings, Inc.*	4,349	91,938

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Yahoo!, Inc.*(u)	210,919	$9,372,186

		13,543,239

IT Services — 0.1%
Accenture PLC (Class A Stock)(u)	7,931	743,055
Alliance Data Systems Corp.*(u)	1,405	416,231
Booz Allen Hamilton Holding Corp.(u)	9,500	274,930
Broadridge Financial Solutions, Inc.(u)	7,400	407,074
Cognizant Technology Solutions Corp. (Class A Stock)*(u)	9,785	610,486
DST Systems, Inc.(u)	4,800	531,408
ExlService Holdings, Inc.*(u)	1,700	63,240
Fidelity National Information Services, Inc.	5,622	382,633
iGATE Corp.*(u)	5,000	213,300
Jack Henry & Associates, Inc.(u)	1,600	111,824
Leidos Holdings, Inc.(u)	2,600	109,096
MAXIMUS, Inc.(u)	8,000	534,080
Syntel, Inc.*(u)	6,600	341,418

		4,738,775

Leisure Products
Brunswick Corp.(u)	4,700	241,815
Polaris Industries, Inc.(u)	3,400	479,740

		721,555

Life Sciences Tools & Services
Cambrex Corp.*(u)	4,500	178,335
Charles River Laboratories International, Inc.*(u)	6,500	515,385
Illumina, Inc.*(u)	2,600	482,664
Mettler-Toledo International, Inc.*(u)	700	230,055
PAREXEL International Corp.*(u)	5,800	400,142
Quintiles Transnational Holdings, Inc.*(u)	2,600	174,122

		1,980,703

Machinery — 0.2%
Blount International, Inc.*(u)	6,800	87,584
China CNR Corp. Ltd. (China) (Class H Stock)*	2,317,314	3,326,176
China CNR Corp. Ltd. (China) (Class H Stock), 144A*(g)	2,433,950	3,493,591
Cummins, Inc.(u)	3,100	429,784
DMG Mori Seiki AG (Germany)	346	11,380
Hillenbrand, Inc.(u)	2,300	71,001
Hyster-Yale Materials Handling, Inc.(u)	2,500	183,225
IDEX Corp.(u)	700	53,081
Lincoln Electric Holdings, Inc.(u)	6,600	431,574
Meritor, Inc.*(u)	12,200	153,842
Mueller Industries, Inc.(u)	3,100	112,003
Oshkosh Corp.(u)	8,700	424,473
PACCAR, Inc.(u)	8,787	554,811
Parker Hannifin Corp.	2,290	272,006
SPX Corp.(u)	1,960	166,404
Standex International Corp.(u)	900	73,917
Timken Co. (The)(u)	7,500	316,050
Toro Co. (The)(u)	9,000	631,080
Wabash National Corp.*(u)	4,200	59,220

		10,851,202

Marine
Pangaea Logistics Solutions Ltd.*(u)	5,772	15,354

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media — 0.2%
CBS Corp. (Class B Stock)	3,760	$227,969
Charter Communications, Inc. (Class A Stock)*	25,753	4,973,162
Cinemark Holdings, Inc.(u)	17,200	775,204
Comcast Corp. (Class A Stock)(u)	4,345	245,362
DIRECTV*	198	16,850
Discovery Communications, Inc. (Class C Stock)*(u)	8,600	253,485
DISH Network Corp. (Class A Stock)*(u)	5,282	370,057
Friendfinder Networks, Inc.(original cost $54,485; purchased 05/01/14)*(f)	641	22,086
Liberty Global PLC (United Kingdom) (Class C Stock)*	81,607	4,064,845
Madison Square Garden Co. (The) (Class A Stock)*(u)	2,800	237,020
Morningstar, Inc.(u)	2,900	217,239
Sirius XM Holdings, Inc.*	51,770	197,761
Starz (Class A Stock)*(u)	18,600	640,026
Thomson Reuters Corp.(u)	3,300	133,848
Time Warner, Inc.(u)	8,483	716,305
Twenty-First Century Fox, Inc. (Class B Stock)(u)	20,997	690,381
Walt Disney Co. (The)	2,510	263,274

		14,044,874

Metals & Mining
Alcoa, Inc.(u)	31,241	403,634
Century Aluminum Co.*(u)	26,000	358,800
Energy Fuels, Inc. (Canada)*	1,591	7,135
Globe Specialty Metals, Inc.(u)	10,500	198,660
Goldcorp, Inc. (Canada)	298	5,393
Jaguar Mining, Inc. (Canada)*	25,812	6,114
Jaguar Mining, Inc. (Canada) (original cost $97,534; purchased 04/23/14-08/14/14)*(f)(g)	142,136	27,717
Paramount Gold and Silver Corp.*	8,274	8,357
Probe Metals, Inc. (Canada)*	567	161
Rio Alto Mining Ltd. (Canada)*	39,485	97,267
RTI International Metals, Inc.*	721	25,891
Southern Arc Minerals, Inc. (Canada)(original cost $39,654; purchased 02/23/11)*(f)(g)	24,506	774
Southern Copper Corp. (Mexico)(u)	6,400	186,752
Stillwater Mining Co.*(u)	14,600	188,632
United States Steel Corp.	6,152	150,109
Worthington Industries, Inc.(u)	11,000	292,710

		1,958,106

Multiline Retail — 0.1%
Dillard’s, Inc. (Class A Stock)(u)	3,800	518,738
Dollar General Corp.*	3,050	229,909
Family Dollar Stores, Inc.(u)	36,202	2,868,646

		3,617,293

Multi-Utilities — 0.5%
Avista Corp.(u)	1,500	51,270
CenterPoint Energy, Inc.	8,940	182,465
CMS Energy Corp.(u)	9,954	347,494
Dominion Resources, Inc.	79,448	5,630,480
Integrys Energy Group, Inc.	12,908	929,634

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
National Grid PLC (United Kingdom), ADR(a)	63,229	$4,085,226
NiSource, Inc.	160,102	7,070,104
PG&E Corp.(u)	121,526	6,449,385
Public Service Enterprise Group, Inc.(u)	11,700	490,464
Sempra Energy	62,765	6,842,640
Vectren Corp.(u)	6,900	304,566
Veolia Environnement SA (France)	213,647	4,040,815

		36,424,543

Oil, Gas & Consumable Fuels — 0.9%
Anadarko Petroleum Corp.	3,380	279,898
Antero Midstream Partners LP	87,314	2,112,126
Artek Exploration Ltd. (Canada)*	26,461	53,275
Cheniere Energy Partners LP Holdings LLC	193,071	4,627,912
Cheniere Energy, Inc.*	41,159	3,185,707
Columbia Pipeline Partners LP, UTS*	219,096	6,066,768
Concho Resources, Inc.*	1,736	201,237
Delek US Holdings, Inc.(u)	6,000	238,500
Dominion Midstream Partners LP	97,056	4,028,795
Enbridge, Inc. (Canada)	68,615	3,327,828
Energy Transfer Equity LP	101,236	6,414,313
EOG Resources, Inc.	7,150	655,584
EP Energy Corp. (Class A Stock)*(u)	20,600	215,888
EQT Corp.(u)	8,810	730,085
EQT Midstream Partners LP	35,157	2,730,293
HollyFrontier Corp.(u)	14,400	579,888
Kinder Morgan, Inc.	131,514	5,531,479
Marathon Oil Corp.	6,565	171,412
Marathon Petroleum Corp.(u)	7,150	732,089
Mart Resources, Inc. (Canada)	9,595	3,788
MPLX LP	39,848	2,919,264
Occidental Petroleum Corp.	2,093	152,789
PBF Energy, Inc. (Class A Stock)(u)	3,500	118,720
PDC Energy, Inc.*(u)	6,100	329,644
Phillips 66(u)	7,300	573,780
Phillips 66 Partners LP	42,794	3,024,252
Pioneer Natural Resources Co.	1,820	297,588
REX American Resources Corp.*(u)	2,300	139,863
SemGroup Corp. (Class A Stock)(u)	45,788	3,724,396
Shell Midstream Partners LP, UTS	91,367	3,563,313
SM Energy Co.(u)	1,700	87,856
Talisman Energy, Inc. (Canada)	165,102	1,267,983
Targa Resources Corp.(u)	5,400	517,266
Tesoro Corp.(u)	5,600	511,224
TransCanada Corp. (Canada)	2,710	115,771
Western Gas Equity Partners LP	63,950	3,837,000
Western Refining, Inc.(u)	13,700	676,643
Williams Cos., Inc. (The)	67,903	3,435,213
World Fuel Services Corp.(u)	8,300	477,084

		67,656,514

Paper & Forest Products
Ainsworth Lumber Co. Ltd. (Canada)*	56,001	154,312
Clearwater Paper Corp.*(u)	2,000	130,600
Neenah Paper, Inc.(u)	1,000	62,540
P.H. Glatfelter Co.(u)	2,500	68,825
Schweitzer-Mauduit International, Inc.(u)	800	36,896
Verso Corp.(original cost of restricted portion $90,447; purchased 01/23/15)*(f)(g)	54,487	98,077

		551,250

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Personal Products
Avon Products, Inc.(u)	4,400	$35,156
Herbalife Ltd.*	731	31,258

		66,414

Pharmaceuticals — 0.1%
AbbVie, Inc.(u)	1,500	87,810
Actavis PLC*(u)	4,554	1,355,365
Bristol-Myers Squibb Co.(u)	6,034	389,193
Flamel Technologies SA (France), ADR*	4,998	89,864
Hospira, Inc.*	9,788	859,778
Impax Laboratories, Inc.*(u)	6,600	309,342
Jazz Pharmaceuticals PLC*(u)	200	34,558
Lannett Co., Inc.*(u)	11,500	778,665
Mallinckrodt PLC*(u)	3,200	405,280
Mylan NV*(u)	1,500	89,025
NeuroBioPharm, Inc. (Canada)*(g)	355	1
Pfizer, Inc.	7,730	268,927
Salix Pharmaceuticals Ltd.*(u)	8,395	1,450,740
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	7,560	117,634
Teva Pharmaceutical Industries Ltd. (Israel), ADR	11,246	700,626
ZS Pharma, Inc.*	4,500	189,360

		7,126,168

Professional Services
ICF International, Inc.*(u)	1,600	65,360
ManpowerGroup, Inc.(u)	6,700	577,205
Navigant Consulting, Inc.*(u)	5,600	72,576
Resources Connection, Inc.(u)	4,800	84,000

		799,141

Real Estate Investment Trusts (REITs) — 0.3%
AG Mortgage Investment Trust, Inc.(u)	7,900	148,836
American Assets Trust, Inc.(u)	4,400	190,432
American Capital Agency Corp.(u)	23,700	505,521
American Tower Corp.	66,729	6,282,535
Annaly Capital Management, Inc.(u)	47,000	488,800
Apollo Residential Mortgage, Inc.(u)	4,500	71,775
Ashford Hospitality Trust, Inc.(u)	5,300	50,986
Associated Estates Realty Corp.(u)	1,800	44,424
AvalonBay Communities, Inc.(u)	3,030	527,978
Aviv REIT, Inc.	8,661	316,127
Boston Properties, Inc.	1,390	195,267
Brixmor Property Group, Inc.(u)	14,530	385,773
Chambers Street Properties(u)	30,600	241,128
Chatham Lodging Trust(u)	6,200	182,342
Chesapeake Lodging Trust	5,399	182,648
Chimera Investment Corp.(u)	11,800	37,052
Crown Castle International Corp.(u)	43,524	3,592,471
Douglas Emmett, Inc.	4,250	126,693
Franklin Street Properties Corp.(u)	16,800	215,376
Geo Group, Inc. (The)(u)	2,100	91,854
Healthcare Realty Trust, Inc.	1,600	44,448
Hospitality Properties Trust(u)	22,500	742,275
Invesco Mortgage Capital, Inc.(u)	31,200	484,536
Investors Real Estate Trust(u)	4,100	30,750
Lexington Realty Trust(u)	4,500	44,235
Liberty Property Trust	4,780	170,646
Macerich Co. (The)	4,798	404,615
Nippon Prologis REIT, Inc. (Japan)	1,053	2,318,042

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Prologis, Inc.	7,420	$323,215
Regency Centers Corp.	1,600	108,864
RLJ Lodging Trust(u)	15,800	494,698
Strategic Hotels & Resorts, Inc.*(u)	6,900	85,767
Two Harbors Investment Corp.(u)	14,400	152,928
WP Carey, Inc.(u)	2,300	156,400

		19,439,437

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*(u)	11,700	452,907
Deutsche Annington Immobilien SE (Germany)	9,768	329,157
Jones Lang LaSalle, Inc.(u)	4,600	783,840

		1,565,904

Road & Rail — 0.3%
AMERCO(u)	2,300	759,920
Canadian Pacific Railway Ltd. (Canada) (NYSE)(u)	4,134	755,282
Canadian Pacific Railway Ltd. (Canada) (TSX)	35,710	6,538,351
CSX Corp.(u)	4,434	146,854
Genesee & Wyoming, Inc. (Class A Stock)*	43,489	4,194,079
Old Dominion Freight Line, Inc.*(u)	9,300	718,890
Union Pacific Corp.(u)	64,777	7,015,997

		20,129,373

Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc.*(u)	6,000	53,010
Applied Materials, Inc.	9,263	208,973
Avago Technologies Ltd. (Singapore)(u)	19,582	2,486,522
Broadcom Corp. (Class A Stock)(u)	8,528	369,220
Cypress Semiconductor Corp.*	31,496	444,409
Diodes, Inc.*(u)	3,300	94,248
Entropic Communications, Inc.*	50,617	149,826
Freescale Semiconductor Ltd.*(u)	19,744	804,765
Integrated Device Technology, Inc.*(u)	35,900	718,718
Integrated Silicon Solution, Inc.	6,859	122,708
KLA-Tencor Corp.(u)	5,806	338,432
Kulicke & Soffa Industries, Inc. (Singapore)*(u)	4,000	62,520
Lam Research Corp.(u)	17,315	1,216,119
MKS Instruments, Inc.(u)	4,000	135,240
Monolithic Power Systems, Inc.(u)	1,400	73,710
NXP Semiconductors NV (Netherlands)*(u)	3,520	353,267
PMC - Sierra, Inc.*(u)	14,600	135,488
Qorvo, Inc.*(u)	5,675	452,298
Semtech Corp.*(u)	4,100	109,245
Skyworks Solutions, Inc.(u)	9,640	947,516
Tessera Technologies, Inc.(u)	12,500	503,500
Texas Instruments, Inc.(u)	8,800	503,228
Ultra Clean Holdings, Inc.*(u)	9,800	70,070
Vitesse Semiconductor Corp.*(u)	34,100	181,071

		10,534,103

Software — 0.1%
Adobe Systems, Inc.*(u)	10,008	739,992
Advent Software, Inc.	747	32,950
ANSYS, Inc.*(u)	5,900	520,321
Aspen Technology, Inc.*(u)	9,400	361,806
AVG Technologies NV*(u)	13,400	290,110
Callidus Software, Inc.*	1,017	12,896

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
CDK Global, Inc.(u)	11,000	$514,360
Globant SA*	3,386	71,309
HubSpot, Inc.*	3,678	146,752
Kofax Ltd. (United Kingdom)*	8,861	97,028
Manhattan Associates, Inc.*(u)	14,700	743,967
Mavenir Systems, Inc.*	19,525	346,374
Microsoft Corp.(u)	7,606	309,222
MicroStrategy, Inc. (Class A Stock)*(u)	1,400	236,866
NetScout Systems, Inc.*(u)	5,100	223,635
Pegasystems, Inc.(u)	9,800	213,150
Progress Software Corp.*(u)	7,200	195,624
PTC, Inc.*(u)	13,400	484,678
SolarWinds, Inc.*(u)	10,100	517,524
Solera Holdings, Inc.(u)	6,000	309,960
SS&C Technologies Holdings, Inc.(u)	8,000	498,400
Symantec Corp.(u)	8,100	189,257
Synopsys, Inc.*(u)	7,300	338,136
Tyler Technologies, Inc.*(u)	1,900	229,007
VMware, Inc. (Class A Stock)*	1,510	123,835
Workday, Inc. (Class A Stock)*	1,110	93,695
Zendesk, Inc.*	7,080	160,645

		8,001,499

Specialty Retail — 0.1%
AutoNation, Inc.*(u)	8,400	540,372
AutoZone, Inc.*	540	368,366
Best Buy Co., Inc.	9,010	340,488
Cato Corp. (The) (Class A Stock)(u)	800	31,680
Citi Trends, Inc.*(u)	1,900	51,300
Destination Maternity Corp.(u)	2,100	31,626
Dick’s Sporting Goods, Inc.(u)	8,200	467,318
DSW, Inc. (Class A Stock)(u)	18,000	663,840
Express, Inc.*(u)	20,600	340,518
Finish Line, Inc. (The) (Class A Stock)(u)	3,800	93,176
Foot Locker, Inc.(u)	12,300	774,900
GLENTEL, Inc. (Canada)	12,612	235,103
Haverty Furniture Cos., Inc.(u)	1,800	44,784
Home Depot, Inc. (The)(u)	1,548	175,868
L&L Acquisition Corp. Escrow Shares*(g)	35,000	—
Lowe’s Cos., Inc.(u)	16,431	1,222,302
Murphy USA, Inc.*(u)	1,900	137,503
Office Depot, Inc.*	55,362	509,330
Ross Stores, Inc.(u)	7,200	758,592
Tiffany & Co.	710	62,487
TJX Cos., Inc. (The)(u)	8,674	607,614
Ulta Salon Cosmetics & Fragrance, Inc.*(u)	4,100	618,485
Urban Outfitters, Inc.*(u)	8,800	401,720
World Duty Free SpA (Italy)*	9,112	97,984
Zumiez, Inc.*(u)	3,100	124,775

		8,700,131

Technology Hardware, Storage & Peripherals
Apple, Inc.	2,360	293,655
Hewlett-Packard Co.(u)	15,800	492,328
SanDisk Corp.	2,030	129,149
Super Micro Computer, Inc.*(u)	5,500	182,655

		1,097,787

Textiles, Apparel & Luxury Goods
Carter’s, Inc.(u)	1,500	138,705
Lululemon Athletica, Inc.*	3,910	250,318

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Michael Kors Holdings Ltd.*(u)	9,000	$591,750
Ralph Lauren Corp.(u)	890	117,035
Steven Madden Ltd.*(u)	11,000	418,000
VF Corp.	1,860	140,077

		1,655,885

Thrifts & Mortgage Finance
Federal Home Loan Mortgage Corp.*	52,966	120,762
Federal National Mortgage Assoc.*	57,955	136,194
First Defiance Financial Corp.(u)	1,800	59,076
Heritage Financial Group, Inc.	125	3,404
Home Loan Servicing Solutions Ltd.(u)	34,137	564,626
Nationstar Mortgage Holdings, Inc.*	2,100	52,017

		936,079

Tobacco
Lorillard, Inc.	712	46,529
Philip Morris International, Inc.	2,270	170,999

		217,528

Trading Companies & Distributors
DXP Enterprises, Inc.*(u)	9,300	410,037
Kaman Corp.(u)	1,900	80,617
MRC Global, Inc.*(u)	40,700	482,295
United Rentals, Inc.*(u)	5,400	492,264

		1,465,213

Transportation Infrastructure — 0.6%
Aena SA (Spain), 144A*(g)	49,674	4,994,533
Ansaldo STS SpA (Italy)	1,821	18,450
Atlantia SpA (Italy)	463,425	12,169,656
Flughafen Zuerich AG (Switzerland)	4,851	3,816,742
Groupe Eurotunnel SE (France)	891,556	12,781,324
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	658,265	4,325,427
Malaysia Airports Holdings Bhd (Malaysia)	1,256,079	2,373,563
Transurban Group (Australia)	758,093	5,489,254
Transurban Group (Australia), 144A(g)	135,829	983,520

		46,952,469

Water Utilities — 0.1%
American States Water Co.(u)	2,000	79,780
American Water Works Co., Inc.	80,287	4,352,358
Beijing Enterprises Water Group Ltd. (China)*	5,676,969	3,860,366

		8,292,504

Wireless Telecommunication Services — 0.1%
SBA Communications Corp. (Class A Stock)*	71,129	8,329,206
T-Mobile US, Inc.*	2,020	64,014

		8,393,220

TOTAL COMMON STOCKS (cost $480,793,629)		561,713,237

EXCHANGE TRADED FUNDS — 1.5%
iShares Global 100 Index Fund(a)	228,921	17,608,603
iShares iBoxx $ High Yield Corporate Bond Fund(a)	197,400	17,886,414
iShares JPMorgan USD Emerging Markets Bond Fund(a)	157,100	17,614,052

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS (Continued)
iShares US Real Estate(a)	279,300	$22,154,076
SPDR Barclays High Yield Bond	214,500	8,412,690
SPDR Dow Jones REIT	238,000	22,507,660
Vanguard Information Technology(a)	30,000	3,195,600

TOTAL EXCHANGE TRADED FUNDS (cost $91,441,303)		109,379,095

PREFERRED STOCKS
Capital Markets
Education Management Corp., CVT(original cost $4,897; purchased 01/23/15)*(f)(g)	6,880	90,719

Consumer Finance
Navient Corp., 2.756%(c)	900	22,140

Electric Utilities
Genie Energy Ltd., Series 12-A, 7.500%*	3,959	27,396

Household Durables
Sealy Corp., CVT, 8.000%*(g)	33,706	2,862,314

Paper & Forest Products
China Wood, Inc., CVT, 8.000%(original cost $81,795; purchased 11/05/10)*(f)(g)	20,500	101

Thrifts & Mortgage Finance
Federal Home Loan Mortgage Corp., 5.570%*	14,211	52,581
Federal Home Loan Mortgage Corp., 5.660%*	6,900	27,945
Federal Home Loan Mortgage Corp., 6.020%*	6,494	25,976
Federal Home Loan Mortgage Corp., Series Z, 8.375%*	19,538	81,278
Federal National Mortgage Assoc., Series S, 8.250%*	19,538	81,278

		269,058

TOTAL PREFERRED STOCKS (cost $3,315,537)		3,271,728

	Units
RIGHTS*
Biotechnology
Ambit Biosciences Corp., CVR (original cost $0; purchased 11/12/14)*(f)	11,080	7,428
Chelsea Therapeutics International Ltd., Escrow Shares, CVR (original cost $23,695; purchased 06/24/14)(f)	296,186	23,695
Durata Therapeutics, Inc., CVR (original cost $0; purchased 11/19/14)*(f)	19,543	19,329
Prosensa Holdings (Netherlands), CVR (original cost $15,402; purchased 01/16/15)*(f)(g)	15,402	13,862

		64,314

Capital Markets
1347 Capital Corp., expiring 07/21/16	30,036	7,509
CB Pharma Acquisition Corp., expiring 06/17/16	24,500	9,408
DT Asia Investments Ltd. (Hong Kong)(g)	15,871	2,539
Garnero Group Acquisition Co. (Brazil), expiring 06/25/16	172,260	32,729
Hydra Industries Acquisition Corp.	120,000	44,400

		96,585

	Units	Value
RIGHTS* (Continued)
Health Care Equipment & Supplies
American Medical Alert Corp., CVR(g)	27,759	$3

Health Care Providers & Services
Community Health Systems, Inc., CVR	744,052	16,369

Life Sciences Tools & Services
Furiex Pharmaceuricals, Inc., CVR (original cost $164,380; purchased 07/03/14)(f)	16,825	165,736

TOTAL RIGHTS (cost $350,475)		343,007

	Shares
UNAFFILIATED MUTUAL FUNDS — 1.5%
Advent Claymore Convertible Securities & Income Fund II	37,319	250,784
Advent Claymore Enhanced Growth & Income Fund	3,180	29,956
Alpine Global Dynamic Dividend Fund	4,306	44,395
Alpine Global Premier Properties Fund	33,129	226,602
Apollo Senior Floating Rate Fund, Inc.	3,919	69,915
AQR Multi Strategy Alternative Fund (Institutional Class Shares)	564,459	5,627,653
Ares Dynamic Credit Allocation Fund, Inc.	12,931	209,999
ASA Gold and Precious Metals Ltd. (Retail Shares)	17	171
Avenue Income Credit Strategies Fund	1,438	21,771
BlackRock Core Bond Trust (Retail Shares)	24,403	337,249
BlackRock Corporate High Yield Fund VI, Inc.	33,814	377,364
BlackRock Floating Rate Income Strategies Fund, Inc.	3,885	54,002
BlackRock Floating Rate Income Trust Fund	300	4,041
BlackRock Global Long/Short Credit Fund (Institutional Class Shares)	1,269,725	13,395,596
BlackRock Limited Duration Income Trust	3,980	62,844
BlackRock Long-Term Municipal Advantage Trust	2,203	25,312
BlackRock Muni Intermediate Duration Fund, Inc.	4,855	71,223
BlackRock Municipal Income Investment Quality Trust	5,359	79,045
BlackRock Municipal Income Quality Trust	4,279	61,489
BlackRock Municipal Target Term Trust	21,843	458,048
BlackRock MuniHoldings California Quality Fund, Inc. (Retail Shares)	5,934	87,408
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (Retail Shares)	3,044	44,929
BlackRock MuniHoldings Quality Fund, Inc. (Retail Shares)	4,154	55,996
BlackRock MuniYield California Quality Fund, Inc. (Retail Shares)	377	5,896
BlackRock MuniYield Investment Quality Fund (Retail Shares)	2,537	35,391
BlackRock MuniYield Michigan Quality Fund II, Inc. (Retail Shares)	4,288	55,787
BlackRock MuniYield Michigan Quality Fund, Inc. (Retail Shares)	6,427	90,685
BlackRock MuniYield New Jersey Quality Fund, Inc. (Retail Shares)	2,623	38,191
BlackRock MuniYield Pennsylvania Quality Fund (Retail Shares)	578	8,387

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
BlackRock Resources & Commodities Strategy Trust	57,040	$545,302
Blackstone/GSO Long-Short Credit Income Fund	9,729	157,026
Blackstone/GSO Senior Floating Rate Term Fund	100	1,724
Blackstone/GSO Strategic Credit Fund	24,977	404,128
Calamos Market Neutral Income Fund (Institutional Class Shares)	684,313	8,793,427
CBRE Clarion Global Real Estate Income Fund	15,457	138,340
Central Securities Corp. (Retail Shares)	14,907	324,973
Cohen & Steers Quality Income Realty Fund, Inc. (Retail Shares)	32,728	406,482
Cohen & Steers REIT and Preferred Income Fund, Inc.	7,463	145,155
Delaware Enhanced Global Dividend & Income Fund	100	1,147
Deutsche High Income Trust (Retail Shares)	4,756	42,233
Diamond Hill Long-Short Fund (Institutional Class Shares)*	322,918	7,808,153
Duff & Phelps Global Utility Income Fund, Inc.	472	9,322
Duff & Phelps Utility and Corporate Bond Trust, Inc.	200	1,954
Eaton Vance Floating-Rate Income Trust	2,559	37,336
Eaton Vance Global Macro Absolute Return Fund (Institutional Class Shares)	1,501,709	14,101,043
Eaton Vance Limited Duration Income Fund	14,264	205,259
Eaton Vance Municipal Bond Fund	5,828	75,239
Eaton Vance New York Municipal Bond Fund	4,663	59,407
Eaton Vance Risk-Managed Diversified Equity Income Fund	7,361	79,646
Eaton Vance Senior Income Trust (Retail Shares)	15,995	104,127
Eaton Vance Short Duration Diversified Income Fund	13,202	191,297
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	204	2,613
First Trust Aberdeen Global Opportunity Income Fund	14,377	168,498
First Trust High Income Long/Short Fund	14,610	239,312
First Trust Sr. Floating Rate Income Fund II	1,453	20,066
Franklin Limited Duration Income Trust	24,780	301,573
Gabelli ABC Fund (Advisor Class Shares)	1,179,828	11,951,659
Gabelli Healthcare & WellnessRx Trust (The)	4,258	47,945
Highland Long/Short Equity Fund (Class Z Shares)	371,098	4,698,095
Invesco Dynamic Credit Opportunities Fund	6,755	80,857
Invesco High Income Trust II (Retail Shares)	1,200	18,144
Invesco Municipal Opportunity Trust (Retail Shares)	4,039	52,345
Invesco Municipal Trust (Retail Shares)	7,486	95,821
Invesco Quality Municipal Income Trust (Retail Shares)	7,591	95,343
Invesco Trust for Investment Grade Municipals (Retail Shares)	2,609	35,091

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Invesco Trust for Investment Grade New York Municipals (Retail Shares)	1,262	$17,416
John Hancock Income Securities Trust	1,088	15,569
Liberty All Star Equity Fund (Retail Shares)	66,113	386,100
Liberty All Star Growth Fund, Inc.	2,095	10,894
LMP Corporate Loan Fund, Inc. (Retail Shares)	100	1,118
Macquarie Global Infrastructure Total Return Fund, Inc.	400	9,920
MFS Investment Grade Municipal Trust (Retail Shares)	9,190	86,754
MFS Municipal Income Trust (Retail Shares)	8,684	58,617
Morgan Stanley Income Securities, Inc. (Retail Shares)	14,422	259,596
Neuberger Berman High Yield Strategies Fund, Inc.	5,256	64,859
Neuberger Berman Real Estate Securities Income Fund, Inc.	10,159	55,062
New America High Income Fund, Inc. (The)	677	6,127
Nuveen California Dividend Advantage Municipal Fund 3 (Retail Shares)	485	6,630
Nuveen Connecticut Premium Income Municipal Fund (Retail Shares)	6,017	76,717
Nuveen Credit Strategies Income Fund	48,990	443,360
Nuveen Diversified Dividend & Income Fund	3,823	46,641
Nuveen Dividend Advantage Municipal Income Fund	145	2,104
Nuveen Dividend Advantage Municipal Fund 2 (Retail Shares)	9,682	137,291
Nuveen Dividend Advantage Municipal Fund 3 (Retail Shares)	2,353	33,389
Nuveen Global Equity Income Fund	3,094	39,882
Nuveen Maryland Premium Income Municipal Fund (Retail Shares)	16,023	204,133
Nuveen Massachusetts Premium Income Municipal Fund	2,469	33,085
Nuveen Michigan Quality Income Municipal Fund	358	4,976
Nuveen Municipal Advantage Fund, Inc. (Retail Shares)	5,283	72,694
Nuveen Municipal Market Opportunity Fund, Inc. (Retail Shares)	5,261	72,076
Nuveen Municipal Opportunity Fund, Inc.	242	3,553
Nuveen New Jersey Dividend Advantage Municipal Fund (Retail Shares)	17,983	246,547
Nuveen New York AMT-Free Municipal Income Fund	1,440	18,821
Nuveen New York Dividend Advantage Municipal Fund (Retail Shares)	5,146	71,478
Nuveen New York Performance Plus Municipal Fund, Inc. (Retail Shares)	588	8,661
Nuveen North Carolina Premium Income Municipal Fund (Retail Shares)	8,393	110,620
Nuveen Ohio Quality Income Municipal Fund (Retail Shares)	500	7,600
Nuveen Pennsylvania Investment Quality Municipal Fund (Retail Shares)	2,384	33,138
Nuveen Performance Plus Municipal Fund, Inc. (Retail Shares)	8,610	128,031

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Nuveen Premier Municipal Income Fund, Inc.	2,943	$40,908
Nuveen Premium Income Municipal Fund, Inc. (Retail Shares)	18,244	255,781
Nuveen Premium Income Municipal Fund 2, Inc. (Retail Shares)	13,773	195,439
Nuveen Quality Income Municipal Fund, Inc. (Retail Shares)	5,744	80,646
Nuveen Quality Municipal Fund, Inc. (Retail Shares)	17,885	239,480
Nuveen Quality Preferred Income Fund	13,412	114,538
Nuveen Quality Preferred Income Fund II	9,224	84,492
Nuveen Quality Preferred Income Fund III	5,394	46,712
Nuveen Select Quality Municipal Fund, Inc. (Retail Shares)	8,912	125,570
Nuveen Senior Income Fund	2,519	16,777
Nuveen Short Duration Credit Opportunities Fund	3,919	67,211
Pioneer Floating Rate Trust	3,526	41,007
Putnam High Income Securities Fund	10,623	86,577
Putnam Managed Municipal Income Trust	17,873	132,081
Putnam Municipal Opportunities Trust	11,412	139,911
RMR Real Estate Income Fund (Retail Shares)	7,715	163,944
Source Capital, Inc. (Retail Shares)	3,470	254,351
Sprott Focus Trust, Inc.	1,799	13,061
Stone Harbor Emerging Markets Total Income Fund	833	12,054
Swiss Helvetia Fund, Inc.(The)	2,521	29,092
Templeton Global Income Fund (Retail Shares)	31,151	223,976
Third Avenue Focused Credit Fund (Institutional Class Shares)	718,626	6,668,853
Tortoise Pipeline & Energy Fund, Inc.	200	5,702
Touchstone Merger Arbitrage Fund (Institutional Class Shares)	728,727	7,819,240
Transamerica Income Shares, Inc. (Retail Shares)	10,289	209,690
Voya Emerging Markets High Income Dividend Equity Fund	533	5,389
Voya Prime Rate Trust	5,773	31,982
Wells Fargo Advantage Income Opportunities Fund	3,941	34,681
Wells Fargo Advantage Multi-Sector Income Fund	9,811	130,977
Western Asset Global Partners Income Fund, Inc. (Retail Shares)	5,013	47,974
Western Asset High Income Opportunity Fund, Inc. (Retail Shares)	14,216	75,629
Western Asset Managed High Income Fund, Inc. (Retail Shares)	27,488	142,113
Western Asset Total Return Unconstrained Fund (Institutional Class Shares)	839,480	8,780,965
Western Asset Worldwide Income Fund, Inc. (Retail Shares)	6,868	77,883
William Blair Macro Allocation Fund (Institutional Class Shares)	724,612	9,369,231

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $112,194,473)		111,807,587

	Units	Value
WARRANTS*
Banks
Associated Banc-Corp., expiring 11/21/18	2,176	$5,484
Boston Private Financial Holdings, Inc., expiring 11/21/18	10,019	55,054

		60,538

Biotechnology
Mast Therapeutics, Inc., expiring 11/16/16(original cost $0; purchased 5/7/14)(f)(g)	11,250	244
NeoStem, Inc., expiring 07/22/16(original cost $0; purchased 07/09/11)(f)(g)	30,000	—
Venaxis, Inc., expiring 05/24/18(g)	2,700	41

		285

Capital Markets
1347 Capital Corp., expiring 08/06/21	30,036	7,058
AR Capital Acquisition Corp., expiring 10/19/17	52,500	18,047
CB Pharma Acquisition Corp., expiring 12/17/21	24,500	5,880
DT Asia Investments Ltd. (Hong Kong), expiring 10/22/19	15,871	1,432
Education Management Corp., expiring 10/01/21(original cost $89,109; purchased 01/23/15)(f)(g)	1,339,182	8,410
Garnero Group Acquisition Co. (Brazil), expiring 06/24/19	172,260	18,949
Hydra Industries Acquisition Corp., expiring 12/09/19	120,000	20,400
Levy Acquisition Corp., expiring 01/06/18	65,692	272,622
Terrapin 3 Acquisition Corp., expiring 08/18/19	102,000	32,691
WL Ross Holding Corp., expiring 08/05/19	207,000	130,410

		515,899

Commercial Services & Supplies
IVS Group SA (Italy), expiring 01/27/16	60,858	9,796

Construction Materials
Tecnoglass, Inc. (Colombia), expiring 12/16/16	40,897	100,198

Distributors
KBS Fashion Group Ltd. (China), expiring 01/22/18(g)	80,792	6,746

Diversified Financial Services
Boulevard Acquisition Corp., expiring 02/19/19	36,000	26,325
Cambridge Capital Acquisition Corp., expiring 12/19/18	105,600	25,344
Capitol Acquisition Corp. II, expiring 05/15/16	81,000	95,985
Chart Acquisition Corp., expiring 12/19/17	134,325	37,611
CIS Acquisition Ltd. (Russia), Series A, expiring 12/18/17	86,711	22,046
Electrawinds SE (Luxembourg), expiring 10/01/15	57,500	309
Jack Cooper Holdings Corp., expiring 12/15/17	200	14,000
Jack Cooper Holdings Corp., expiring 05/06/18(g)	50	3,500
RMG Networks Holding Corp., expiring 04/08/18	79,900	7,610

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Units	Value
WARRANTS* (Continued)
Diversified Financial Services (cont’d.)
ROI Acquisition Corp. II, expiring 09/17/18	63,000	$13,309
Silver Eagle Acquisition Corp., expiring 07/26/18	254,250	261,878

		507,917

Energy Equipment & Services
Glori Energy, Inc., expiring 07/25/19(g)	26,400	5,016

Food Products
Pingtan Marine Enterprise Ltd., expiring 02/26/18(g)	55,000	6,600

Household Durables
EveryWare Global, Inc., expiring 05/13/18	81,000	2,187

Internet Software & Services
Net Element International, Inc., expiring 10/07/15(g)	28,804	1,152

Machinery
Blue Bird Corp., expiring 02/24/20	54,000	40,230
Jason Industries, Inc., expiring 09/27/18	163,030	128,794

		169,024

Marine
Genco Shipping & Trading Ltd., expiring 07/09/21	4,396	2,989

Media
Global Eagle Entertainment, Inc., expiring 05/13/16	47,671	233,826
Hemisphere Media Group, Inc., expiring 04/06/18	93,601	112,321

		346,147

Oil, Gas & Consumable Fuels
Harvest Natural Resources, Inc., expiring 10/11/15(original cost $0; purchased 10/16/12)(f)(g)	5,813	—

Pharmaceuticals
NeuroBioPharm, Inc., expiring 04/12/15	711	1
Pluristem Therapeutics, Inc., expiring 09/19/17	6,750	—

		1

Semiconductors & Semiconductor Equipment
TranSwitch Corp., expiring 03/28/19(original cost $1; purchased 03/28/13)(f)(g)	72,000	—

TOTAL WARRANTS (cost $1,023,625)		1,734,495

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.3%
Collateralized Debt Obligations
Stoney Lane Funding I Corp.,
Series 2007-1A, Class A1, 144A
0.497%(c)	04/18/22	1,181	1,168,379
Venture VIII CDO Ltd.,
Series 2007-8A, Class A1A, 144A
0.537%(c)	07/22/21	1,489	1,473,091

			2,641,470

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations — 0.1%
ALM V Ltd. (Cayman Islands),
Series 2012-5A, Class A1R, 144A
1.488%(c)	02/13/23		1,900	$1,893,519
Aquilae CLO II PLC (Ireland),
Series 2006-1X, Class A
0.401%(c)	01/17/23	EUR	47	50,349
Cadogan Square CLO III BV (Netherlands),
Series 3X, Class A
0.391%(c)	01/17/23	EUR	42	44,488
Dryden XXII Sr. Loan Fund (Cayman Islands),
Series 2011-22A, Class A1R, 144A
1.417%(c)	01/15/22		1,800	1,793,318
Duane Street CLO III Ltd.,
Series 2006-3A, Class A1, 144A
0.502%(c)	01/11/21		117	116,951
Franklin CLO V Ltd.,
Series 5A, Class A2, 144A
0.501%(c)	06/15/18		341	339,982
Gallatin CLO VII Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
1.523%(c)	07/15/23		1,000	993,792
Goldentree Loan Opportunities V Ltd. (Cayman Islands),
Series 2007-5A, Class A, 144A
0.952%(c)	10/18/21		542	540,065
Halcyon Structured Asset Management European CLO BV (Netherlands),
Series 2006-IIX, Class A1
0.381%(c)	01/25/23	EUR	248	264,223
Hillmark Funding Ltd. (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.512%(c)	05/21/21		541	535,325
LCM V Ltd. (Cayman Islands),
Series 5A, Class A1, 144A
0.495%(c)	03/21/19		112	111,462
LightPoint CLO V (Cayman Islands),
Series 2006-5A, Class A1, 144A
0.506%(c)	08/05/19		173	173,015
Magi Funding PLC (Ireland),
Series l-A, Class A, 144A
0.429%(c)	04/11/21	EUR	177	189,374
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.283%(c)	02/18/24	EUR	175	186,104
Octagon Investment Partners XII Ltd. (Cayman Islands),
Series 2012-1AR, Class AR, 144A
1.525%(c)	05/05/23		900	897,519
Penta CLO 1 SA (Luxembourg),
Series 2007-1X, Class A1
0.398%(c)	06/04/24	EUR	418	445,530
Race Point III CLO Ltd. (Ireland),
Series 2006-3, Class A, 144A
0.513%(c)	04/15/20		251	250,261
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.497%(c)	05/15/19		371	368,475
Wood Street CLO BV (Netherlands),
Series I, Class A
0.431%(c)	11/22/21	EUR	220	234,636
Series II-A, Class A1
0.696%(c)	03/29/21	EUR	51	53,821

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)

				$9,482,209

Non-Residential Mortgage-Backed Securities — 0.1%
Magnus Relda Holding Vier GmbH (Germany),
Series 1A, Class JNR, 144A
7.000%	10/28/24	EUR	800	884,497
Motor PLC (United Kingdom),
Series 2014-1A, Class A1, 144A
0.651%(c)	08/25/21		1,384	1,385,800
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.684%(c)	10/26/20		43	42,583
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24		900	897,687

				3,210,567

Residential Mortgage-Backed Securities — 0.1%
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE3, Class 1A2
0.371%(c)	04/25/37		627	592,835
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A3
0.394%(c)	08/25/36		1,000	874,402
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A2
0.351%(c)	07/25/36		201	196,557
GSAA Home Equity Trust,
Series 2006-7, Class AF2
5.995%(c)	03/25/46		2,496	1,856,917
Structured Asset Securities Corp. Trust,
Series 2005-SC1, Class 1A2, 144A
7.789%(c)	05/25/31		1,188	1,042,735

				4,563,446

TOTAL ASSET-BACKED SECURITIES (cost $20,288,564)				19,897,692

BANK LOANS(c)
Commercial Services & Supplies
RR Donnelley & Sons Co.,
Term Loan
9.750%	12/31/16		380	261,901

Diversified Financial Services
Ochard Acquisition Co. LLC,
Initial Term Loan
7.000%	02/08/19		195	189,572

Electric Utilities
Energy Future Intermediate Holding Co. LLC,
Term Loan
4.250%	06/19/16		350	351,313

TOTAL BANK LOANS (cost $869,255)				802,786

CERTIFICATES OF DEPOSIT — 0.1%
Banco Bilbao Vizcaya Argentaria (Spain)
1.007%(c)	10/23/15		2,000	1,998,432
1.107%(c)	05/16/16		750	746,655

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CERTIFICATES OF DEPOSIT (Continued)
Credit Suisse (Switzerland)
0.553%(c)	08/24/15			2,800	$2,800,157
Intesa Sanpaolo SpA (Italy)
1.632%(c)	04/11/16			2,000	2,006,220

TOTAL CERTIFICATES OF DEPOSIT (cost $7,549,925)					7,551,464

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BAMLL Mezzanine Securities Trust,
Series 2014-INMZ, Class MZB, 144A
8.652%(c)	12/15/19			1,000	997,500
Banc of America Re-REMIC Trust,
Series 2009-UB1, Class A4A, 144A
5.597%(c)	06/24/50			232	240,712
BLCP Hotel Trust,
Series 2014-CLMZ, Class M, 144A
5.903%(c)	08/15/29			1,500	1,494,695
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class A, 144A
0.900%(c)	06/15/33			600	597,147
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37			681	686,374
Series 2010-C1, Class A1, 144A
3.156%	07/10/46			55	54,858
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40			74	76,658
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39			754	781,186
Series 2010-UD1, Class A, 144A
5.773%(c)	12/16/49			877	934,010
Credit Suisse Mortgage Trust,
Series 2015-TOWN
9.157%	03/01/28			1,000	992,540
DECO (United Kingdom),
Series 2015-HRPA, Class A, 144A
1.200%(c)	04/27/27	(g)	EUR	1,500	1,612,369
Extended Stay America Trust,
Series 2013-ESFL, Class A1FL, 144A
0.973%(c)	12/05/31			770	769,152
Fannie Mae-Aces,
Series 2010-M7, Class FA
0.779%(c)	11/25/20			998	1,012,250
GS Mortgage Securities Corp. II Trust,
Series 2012-GCJ9, Class XA, IO
2.354%(c)	11/10/45			1,356	155,800
Hercules Eclipse PLC (United Kingdom),
Series 2006-4, Class A
0.805%(c)	10/25/18		GBP	187	274,049
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43			1,200	1,309,633
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.046%(c)	12/16/49			90	93,823
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28			600	655,702

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class G, 144A
5.549%(c)	01/15/45			1,260	$1,182,491
Series 2007-C32, Class A2
5.711%(c)	06/15/49			132	132,353

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,992,424)					14,053,302

CONVERTIBLE BONDS — 0.1%
Airlines
Lufthansa Malta Blues LP (Germany),
Gtd. Notes, 144A
0.750%	04/05/17		EUR	350	1,332,700

Communications Equipment
Nortel Networks Corp. (Canada),
Gtd. Notes(d)
1.750%	04/15/12			675	648,000
2.125%	04/15/14			225	217,125

					865,125

Construction Materials — 0.1%
Cemex SAB de CV (Mexico),
Sub. Notes, 144A
3.720%	03/15/20			1,400	1,491,000

Diversified Telecommunication Services
Axtel SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
9.000%	01/31/20		MXN	2,311	257,605
Powerwave Technologies, Inc.,
Sub. Notes(d)
3.875%	10/01/27			450	45

					257,650

Energy Equipment & Services
Polarcus Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.875%	04/27/16			100	49,500

Health Care Equipment & Supplies
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A(d)
6.250%	12/15/16			450	1,800

Leisure Products
SouthPeak Interactive Corp.,
(original cost $500,000; purchased 09/01/10)(d)(f)
24.000%	12/31/50	(g)		500	12,669

Oil, Gas & Consumable Fuels
Emerald Oil, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	04/01/19			325	184,234
Endeavour International Corp.,
Gtd. Notes(d)
5.500%	07/15/16			650	19,500
Whiting Petroleum Corp.,
Gtd. Notes, 144A
1.250%	04/01/20			250	263,906

					467,640

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Pharmaceuticals
Salix Pharmaceuticals Ltd.,
Sr. Unsec’d. Notes
1.500%	03/15/19			175	$465,172

Textiles, Apparel & Luxury Goods
China Linen (China),
(original cost $200,000; purchased 11/02/10)(d)(f)
7.500%	12/31/50	(g)		200	2

TOTAL CONVERTIBLE BONDS (cost $5,239,614)					4,943,258

CORPORATE BONDS — 3.5%
Auto Components
Exide Technologies,
Sr. Sec’d. Notes(d)
8.625%	02/01/18			2,750	27,500
IDQ Holdings, Inc.,
Sr. Sec’d. Notes, 144A(u)
11.500%	04/01/17			450	472,500
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, PIK, 144A
6.250%	11/15/19			200	211,500

					711,500

Automobiles
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43			430	526,777

Banks — 1.3%
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
1.000%	10/06/15			2,900	2,908,735
BAC Capital Trust XIV,
Ltd. Gtd. Notes
4.000%(c)	09/29/49			3,750	2,978,437
Banca Carige SpA (Italy),
Covered Bonds, MTN
3.750%	11/25/16		EUR	600	680,376
3.875%	10/24/18		EUR	1,400	1,677,722
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds, MTN
4.875%	09/15/16		EUR	100	114,482
Sr. Unsec’d. Notes, MTN
3.625%	04/01/19		EUR	800	894,021
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.000%(c)	05/29/49			1,000	1,087,500
Banco Popolare SC (Italy),
Sr. Unsec’d. Notes, MTN
2.375%	01/22/18		EUR	400	439,715
Banco Popular Espanol SA (Spain),
Covered Bonds, MTN
3.500%	09/11/17		EUR	900	1,046,306
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, RegS
4.625%	02/13/17			200	206,000

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%(c)	09/11/49	EUR	100	$108,062
Jr. Sub. Notes, RegS
6.375%(c)	05/29/49		1,200	1,184,702
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	12/29/49		2,500	2,418,750
6.100%(c)	12/29/49		250	253,594
6.250%(c)	09/29/49		640	652,000
6.500%(c)	10/29/49		230	243,225
Sr. Unsec’d. Notes, MTN
5.000%	01/21/44		350	401,738
6.875%	04/25/18		2,000	2,287,716
Bankia SA (Spain),
Covered Bonds
3.500%	12/14/15	EUR	800	879,414
Sr. Unsec’d. Notes
0.255%(c)	01/25/16	EUR	100	107,121
3.500%	01/17/19	EUR	100	117,119
Banque Centrale de Tunisie SA (Tunisia),
Sr. Unsec’d. Notes, 144A
5.750%	01/30/25		430	433,763
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.500%(c)	06/15/49	EUR	900	999,172
BBVA Banco Continental SA (Peru),
Sub. Notes, 144A
5.250%(c)	09/22/29		300	304,410
BNP Paribas SA (France),
Gtd. Notes
0.566%(c)	11/07/15		1,400	1,400,770
BPCE SA (France),
Gtd. Notes
0.826%(c)	11/18/16		800	801,490
Gtd. Notes, MTN
0.873%(c)	06/17/17		1,600	1,601,949
Sub. Notes, 144A
4.500%	03/15/25		200	202,892
BPE Financiaciones SA (Spain),
Gtd. Notes
2.875%	05/19/16	EUR	400	438,572
Gtd. Notes, MTN
2.500%	02/01/17	EUR	200	220,197
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22		770	790,213
5.000%	08/01/23		510	522,750
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		450	468,000
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49		2,100	2,031,750
6.300%(c)	12/29/49		200	204,250
Sr. Unsec’d. Notes, MTN
0.775%(c)	05/01/17		2,000	1,994,614
Sub. Notes
5.300%	05/06/44		500	562,016

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Gtd. Notes
3.950%	11/09/22		550	$569,361
5.750%	12/01/43		550	683,575
Sr. Unsec’d. Notes
0.586%(c)	04/28/17		1,900	1,899,949
Sr. Unsec’d. Notes, MTN
4.000%	09/10/15	GBP	890	1,338,347
Depfa ACS Bank (Ireland),
Covered Bonds, 144A
5.125%	03/16/37		400	512,780
Covered Bonds, MTN
3.875%	11/14/16	EUR	1,900	2,164,789
Covered Bonds, RegS
4.875%	10/28/15		100	102,336
5.125%	03/16/37		800	1,025,560
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
0.636%(c)	11/07/16		2,000	2,006,260
1.875%	01/29/20		2,800	2,792,544
Gov’t. Liquid Gtd. Notes, RegS
1.250%	10/18/16		600	603,210
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
2.375%	05/25/16		1,100	1,103,927
Sr. Unsec’d. Notes, MTN
2.875%	11/16/16	CHF	200	211,052
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	12/21/23	AUD	800	473,046
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	07/21/23	AUD	1,100	662,086
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	03/29/49		1,260	1,288,350
Sub. Notes
5.250%	03/14/44		650	740,106
HSH Nordbank Finance Guernsey Ltd. (Germany),
Gtd. Notes, MTN
0.474%(c)	12/21/15	EUR	1,100	1,185,467
Industrial & Commercial Bank of China Ltd. (China),
Sr. Unsec’d. Notes, MTN
3.231%	11/13/19		510	524,713
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16		1,100	1,116,478
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
3.125%	01/15/16		200	202,724
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.150%(c)	12/29/49		1,600	1,562,000
6.125%(c)	12/29/49		300	305,970
Sr. Unsec’d. Notes, MTN
0.806%(c)	04/25/18		1,900	1,898,239
Sub. Notes
3.375%	05/01/23		350	352,354

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes, MTN
5.375%	04/23/24	NZD	1,000	$819,615
Lloyds Bank PLC (United Kingdom),
Covered Bonds, MTN
4.875%	03/30/27	GBP	500	942,983
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49		200	286,500
Lloyds Banking Group PLC (United Kingdom),
Sub. Notes
4.500%	11/04/24		210	218,124
Novo Banco SA (Portugal),
Sr. Unsec’d. Notes, MTN
5.875%	11/09/15	EUR	100	108,116
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/15	DKK	10,600	1,543,390
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	01/01/16	DKK	109,000	15,938,425
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24		2,000	2,098,222
6.000%	12/19/23		510	567,294
6.100%	06/10/23		800	889,646
6.125%	12/15/22		470	529,265
Skandinaviska Enskilda Banken AB (Sweden),
Covered Bonds
3.000%	06/20/18	SEK	2,000	252,840
Societe Generale SA (France),
Jr. Sub. Notes, 144A
6.000%(c)	10/27/49		900	853,875
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.700%	03/26/44		1,000	1,115,782
Wachovia Capital Trust III,
Ltd. Gtd. Notes
5.570%(c)	03/29/49		4,200	4,147,080
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49		320	338,464
5.900%(c)	12/29/49		330	343,613
Sub. Notes
3.450%	02/13/23		800	818,564
Sub. Notes, MTN
4.100%	06/03/26		150	158,260
4.650%	11/04/44		90	96,528
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18		1,000	1,010,589

				92,065,941

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/42		750	$907,407

Capital Markets — 0.1%
Aston Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.500%	08/15/21		650	455,000
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes
7.250%	02/01/18		500	575,631
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes, MTN
2.300%	05/28/19		300	303,060
Goldman Sachs Capital II,
Ltd. Gtd. Notes
4.000%(c)	12/29/49		710	550,250
Goldman Sachs Capital III,
Ltd. Gtd. Notes
4.000%(c)	09/29/49		400	311,435
Goldman Sachs Group, Inc. (The),
Sub. Notes
6.750%	10/01/37		650	853,484
Morgan Stanley,
Jr. Sub. Notes
5.550%(c)	12/29/49		140	141,400

				3,190,260

Chemicals — 0.1%
Alpek SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.500%	11/20/22	(a)	2,012	2,058,276
Braskem Finance Ltd. (Brazil),
Gtd. Notes, RegS
7.000%	05/07/20		109	108,804
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44		1,070	1,048,600
Gtd. Notes, RegS
4.875%	09/19/22		266	279,832
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21		950	840,750
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
5.625%	04/25/24	(a)	1,460	1,587,750

				5,924,012

Commercial Services & Supplies
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.370%(c)	12/21/65		630	593,775

Construction & Engineering — 0.1%
Andrade Gutierrez International SA (Brazil),
Gtd. Notes, 144A
4.000%	04/30/18		1,490	1,065,350
CRCC Yuxiang Ltd. (China),
Gtd. Notes
3.500%	05/16/23		400	400,573

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Construction & Engineering (cont’d.)
Empresas ICA SAB de CV (Mexico),
Gtd. Notes, 144A
8.875%	05/29/24			1,748	$1,393,156
MMC Energy, Inc.,
First Lien(d)
8.875%	10/15/20			950	—

					2,859,079

Construction Materials — 0.1%
Cementos Pacasmayo SAA (Peru),
Gtd. Notes, 144A
4.500%	02/08/23	(a)		200	192,000
Gtd. Notes, RegS
4.500%	02/08/23			1,000	960,000
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22			280	317,800
Sr. Sec’d. Notes, RegS
9.375%	10/12/22			320	363,200
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25			730	737,081
CIMPOR Financial Operations BV (Brazil),
Gtd. Notes, 144A
5.750%	07/17/24			580	481,400

					3,051,481

Consumer Finance — 0.1%
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17			800	797,048
4.625%	06/26/15			2,400	2,412,000
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	03/25/21			450	448,313
Sr. Unsec’d. Notes, MTN
8.450%	06/15/18			450	499,500
Onemain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19			200	206,500
7.250%	12/15/21			100	103,500

					4,466,861

Containers & Packaging
Klabin Finance SA (Brazil),
Gtd. Notes, 144A
5.250%	07/16/24	(a)		690	669,300

Diversified Financial Services — 0.1%
BNP Paribas Home Loan SFH (France),
Covered Bonds, 144A
2.200%	11/02/15			2,500	2,524,300
Cedulas TDA 6 Fondo de Titulizacion de Activos (Spain),
Covered Bonds
3.875%	05/23/25		EUR	200	270,012
GE Capital Australia Funding Pty Ltd.,
Gtd. Notes, MTN
4.500%	01/30/18		AUD	1,900	1,515,615

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
GMAC International Finance BV,
Gtd. Notes
7.500%	04/21/15		EUR	400	$431,358
Highclere Holdings Ltd. (Cayman Islands),
(original cost $194,450; purchased 02/22/13-07/23/13)(f)
0.151%(s)	04/30/15			203	40,672
Jasper Explorer PLC (Cyprus),
Sr. Sec’d. Notes, 144A
13.500%	05/27/16			700	35,000
Kistefos A/S (Norway),
Sr. Unsec’d. Notes
10.980%(c)	07/03/15		NOK	7,500	921,708
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(d)
5.625%	01/24/13			2,700	388,125
Roust Trading Ltd. (Bermuda),
Sr. Sec’d. Notes, PIK
11.000%	05/31/16			88	67,687
Vesey Street Investment Trust I,
Gtd. Notes
4.404%	09/01/16			100	104,268

					6,298,745

Diversified Telecommunication Services — 0.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23			200	206,000
AT&T, Inc.,
Sr. Unsec’d. Notes
0.677%(c)	03/30/17			1,400	1,397,522
Axtel SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
9.000%	01/31/20			977	868,260
BellSouth Corp.,
Gtd. Notes, 144A
4.020%	04/26/21	(g)		1,900	1,903,918
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.350%	05/20/24			860	947,075
CenturyLink, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	04/01/25			130	130,488
Indosat Palapa Co. BV (Indonesia),
Gtd. Notes, 144A
7.375%	07/29/20			1,213	1,267,585
Level 3 Financing, Inc.,
Gtd. Notes
6.125%	01/15/21			160	167,800
Oi SA (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	02/10/22	(a)		583	475,437
Sr. Unsec’d. Notes, RegS
5.750%	02/10/22	(a)		636	518,658
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A
4.750%	02/16/21			256	281,846

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Telecommunication Services (cont’d.)
Telefonica Emisiones SAU (Spain),
Gtd. Notes
4.570%	04/27/23	150	$165,061
7.045%	06/20/36	350	483,462
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.012%	08/21/54	1,773	1,839,647
6.550%	09/15/43	2,288	2,979,340

			13,632,099

Electric Utilities — 0.1%
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	580	617,700
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
0.717%(c)	01/20/17	400	400,456
1.150%	01/20/17	100	100,364
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.000%	10/07/39	500	606,987
Energy Future Intermediate Holding Co. LLC, Escrow Shares,
First Lien(d)
10.000%	12/01/20	1,225	61,250
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	600	761,955
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21	1,360	1,484,100
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
3.125%	05/22/23	800	808,147

			4,840,959

Energy Equipment & Services
Korea East-West Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
2.500%	06/02/20	1,600	1,616,230
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.625%	10/01/23	356	272,244

			1,888,474

Food & Staples Retailing
CVS Health Corp.,
Sr. Unsec’d. Notes
5.750%	05/15/41	100	127,647
Kroger Co. (The),
Sr. Unsec’d. Notes
5.150%	08/01/43	400	472,386

			600,033

Food Products
HJ Heinz Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	330	357,638

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food Products (cont’d.)
Marfrig Holding Europe BV (Brazil),
Gtd. Notes, 144A
6.875%	06/24/19	(a)	690	$586,500
Gtd. Notes, RegS
8.375%	05/09/18		880	831,600
Mondelez International, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/24		100	108,299
US Foods, Inc.,
Gtd. Notes
8.500%	06/30/19		321	337,050
Virgolino de Oliveira Finance SA (Brazil),
Gtd. Notes, RegS(d)
10.500%	01/28/18		1,690	67,600
Sr. Sec’d. Notes, 144A(d)
10.875%	01/13/20		1,490	265,220

				2,553,907

Health Care Equipment & Supplies
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18	(g)	340	345,100
9.750%	10/15/17	(g)	680	697,000
Medtronic, Inc.,
Gtd. Notes, 144A
4.625%	03/15/45		230	260,699

				1,302,799

Health Care Providers & Services
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19		1,100	1,114,784
4.250%	10/15/19		240	246,600

				1,361,384

Hotels, Restaurants & Leisure
Caesars Entertainment Operating Co., Inc.,
Gtd. Notes(d)
10.750%	02/01/16		1,007	261,820

Household Durables
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33		110	113,850

Independent Power & Renewable Electricity Producers
AES Gener SA (Chile),
Sr. Unsec’d. Notes, 144A
5.250%	08/15/21	(a)	816	877,382
Dynegy Finance I, Inc./Dynegy Finance II, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	11/01/19		500	517,500
Empresa Nacional de Electricidad SA (Chile),
Sr. Unsec’d. Notes
4.250%	04/15/24		460	476,694

				1,871,576

Industrial Conglomerates — 0.1%
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
6.875%	03/25/44		200	220,100

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Industrial Conglomerates (cont’d.)
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23		470	$487,037
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A
5.250%	06/27/29		3,415	2,757,613

				3,464,750

Insurance
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		800	903,136

Internet & Catalog Retail
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.950%	12/05/44		500	545,486

Internet Software & Services
Ancestry.com, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.625%	10/15/18		450	453,375

Machinery
Manitowoc Co., Inc. (The),
Gtd. Notes
5.875%	10/15/22		775	833,125

Media
Comcast Corp.,
Gtd. Notes
6.500%	11/15/35		200	271,843
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19		410	474,583
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24		220	220,275
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.000%	07/18/20		580	639,450
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes(u)
4.875%	02/15/22		1,250	1,193,750

				2,799,901

Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC (South Africa),
Gtd. Notes
8.500%	07/30/20	(a)	1,045	1,123,114
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.500%	08/05/15		200	201,500
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.000%	07/17/22		2,789	2,751,301
Sr. Unsec’d. Notes, RegS
3.000%	07/17/22	(a)	736	726,051
Edgen Murray Corp.,
Sr. Sec’d. Notes, 144A
8.750%	11/01/20		343	373,013

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Evraz Group SA (Russia),
Sr. Unsec’d. Notes, 144A
6.500%	04/22/20			1,755	$1,540,890
Gerdau Trade, Inc. (Brazil),
Gtd. Notes, 144A
4.750%	04/15/23			640	596,800
Samarco Mineracao SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.125%	11/01/22			1,482	1,333,800
TMK OAO Via TMK Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.750%	04/03/20			700	540,400
Tupy Overseas SA (Brazil),
Gtd. Notes, 144A
6.625%	07/17/24			420	403,200
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	(a)		1,140	1,095,848
6.875%	11/21/36			1,664	1,609,421
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes, 144A
6.000%	01/31/19			1,150	1,024,639
9.500%	07/18/18			970	979,700
Sr. Unsec’d. Notes, RegS
9.500%	07/18/18	(a)		899	907,990

					15,207,667

Multiline Retail
Family Tree Escrow LLC,
Sr. Sec’d. Notes, 144A
5.750%	03/01/23			260	273,650

Oil, Gas & Consumable Fuels — 0.8%
BG Energy Capital PLC (United Kingdom),
Gtd. Notes
6.500%(c)	11/30/72		GBP	100	158,693
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp.,
Sec’d. Notes
13.750%	12/01/15			600	528,000
California Resources Corp.,
Gtd. Notes, 144A
5.500%	09/15/21			280	248,416
6.000%	11/15/24			1,680	1,474,200
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
0.632%(c)	03/30/16			400	399,432
Centrus Energy Corp.,
Unsub. Notes
8.000%	09/30/24			460	183,849
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23			190	185,250
6.625%	08/15/20			50	51,625
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23			1,100	1,194,579
Gtd. Notes, RegS
4.500%	10/03/23			1,050	1,140,280

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
CNOOC Finance 2012 Ltd. (China),
Gtd. Notes, 144A
3.875%	05/02/22		1,100	$1,145,727
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25		550	526,559
5.875%	09/18/23		1,090	1,170,115
5.875%	05/28/45		560	521,052
EDC Finance Ltd. (Russia),
Gtd. Notes, 144A
4.875%	04/17/20		830	686,473
Endeavour International Corp.,
Sec’d. Notes(d)
12.000%	06/01/18		575	8,625
Sr. Sec’d. Notes(d)
12.000%	03/01/18		1,300	260,000
EOAL Cyprus Holdings Ltd. (Norway),
Sr. Sec’d. Notes(d)
15.000%	07/15/15		513	5
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
8.146%	04/11/18		1,300	1,358,500
GeoPark Latin America Ltd. Agencia en Chile (Chile),
Sr. Sec’d. Notes, 144A
7.500%	02/11/20		890	685,300
GNL Quintero SA (Chile),
Sr. Unsec’d. Notes, 144A
4.634%	07/31/29		571	593,109
Green Field Energy Services, Inc.,
Sec’d. Notes, 144A(d)
13.000%	11/15/16		200	18,750
13.250%	11/15/16		5	469
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
7.000%	05/05/20		2,406	2,443,678
Lukoil International Finance BV (Russia),
Gtd. Notes, RegS
6.656%	06/07/22		1,269	1,243,620
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.875%	12/01/24		340	347,616
Norshore Atlantic BV (Netherlands),
Sr. Sec’d. Notes, 144A
12.000%	12/21/18		350	227,500
Novatek OAO via Novatek Finance Ltd. (Russia),
Sr. Unsec’d. Notes, 144A
4.422%	12/13/22		200	156,499
Offshore Drilling Holding SA (Mexico),
Sr. Sec’d. Notes, 144A
8.625%	09/20/20	(a)	1,620	1,297,620
ONGC Videsh Ltd. (India),
Gtd. Notes
4.625%	07/15/24		680	714,437
Oro Negro Drilling Pte Ltd. (Mexico),
Sr. Sec’d. Notes, 144A
7.500%	01/24/19		300	216,000

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Pacific Rubiales Energy Corp. (Colombia),
Gtd. Notes, 144A
5.125%	03/28/23			3,140	$1,829,050
Sr. Unsec’d. Notes, RegS
7.250%	12/12/21			1,486	987,744
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23	(a)		1,090	1,092,725
Sr. Unsec’d. Notes, RegS
6.000%	05/03/42			2,412	2,443,356
Petrobras Global Finance BV (Brazil),
Gtd. Notes
1.881%(c)	05/20/16			700	661,570
2.603%(c)	03/17/17			1,800	1,655,820
2.750%	01/15/18		EUR	100	97,041
3.123%(c)	03/17/20			800	690,000
3.250%	03/17/17			300	276,750
4.875%	03/17/20			400	359,200
5.375%	01/27/21	(a)		294	266,702
5.625%	05/20/43			680	550,732
6.250%	03/17/24			100	94,280
6.750%	01/27/41			1,671	1,479,437
7.250%	03/17/44			1,170	1,098,607
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes, RegS
6.000%	05/16/24			1,290	417,702
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	(a)		3,886	4,124,017
4.875%	01/18/24			2,710	2,868,535
5.500%	06/27/44			1,247	1,257,911
6.375%	01/23/45			850	950,300
6.500%	06/02/41	(a)		5,789	6,556,043
Gtd. Notes, 144A
5.625%	01/23/46			610	619,150
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19			1,440	1,708,200
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, RegS
5.250%	08/12/19			851	954,638
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
6.750%	02/01/21			1,750	1,771,875
Quicksilver Resources, Inc.,
Gtd. Notes(d)
9.125%	08/15/19			475	83,719
Reliance Holding USA, Inc. (India),
Gtd. Notes, RegS
5.400%	02/14/22			1,574	1,729,744
Rosneft Finance SA (Russia),
Gtd. Notes, RegS
7.875%	03/13/18			1,235	1,247,449
Sabine Oil & Gas Corp.,
Gtd. Notes
7.250%	06/15/19			1,409	250,098
7.500%	09/15/20			825	130,783

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Salamander Energy PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
9.750%	01/06/20		800	$812,000
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, RegS
4.375%	10/17/23		500	541,253
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		2,450	2,657,980

				61,450,389

Paper & Forest Products
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.750%	01/11/22		876	921,282
Inversiones CMPC SA (Chile),
Unsec’d. Notes, 144A
4.375%	05/15/23		680	692,687
Verso Paper Holdings LLC/Verso Paper, Inc.,
Sec’d. Notes, PIK, 144A(u)
13.000%	08/01/20		956	602,288

				2,216,257

Pharmaceuticals
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25		200	206,406
4.550%	03/15/35		220	229,310
4.750%	03/15/45		120	127,543
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.400%	05/15/44		350	384,921
VRX Escrow Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	03/15/20		350	353,063
6.125%	04/15/25		210	217,350

				1,518,593

Road & Rail
Hellenic Railways Organization SA (Greece),
Gov’t. Gtd. Notes
4.028%	03/17/17	(g)	EUR 1,000	741,920

Specialty Retail
RadioShack Corp.,
Gtd. Notes(d)
6.750%	05/15/19		675	40,500

Textiles, Apparel & Luxury Goods
American Achievement Corp.,
Sec’d. Notes, 144A
10.875%	04/15/16		130	127,400

Thrifts & Mortgage Finance — 0.1%
Cie de Financement Foncier SA (France),
Covered Bonds, 144A
2.500%	09/16/15		900	908,109
Erste Europaische Pfandbrief und Kommunalkreditbank AG in Luxemburg SA (Luxembourg),
Covered Bonds
4.250%	06/04/18		EUR 2,000	2,390,121

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Thrifts & Mortgage Finance (cont’d.)
Stadshypotek AB (Sweden),
Covered Bonds
3.000%	03/21/18	SEK 2,000	$252,129
Covered Bonds, MTN
4.250%	10/10/17	AUD 900	711,268
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
4.000%	03/21/18	SEK 2,000	258,378
Swedbank Hypotek AB (Sweden),
Covered Bonds
3.750%	12/20/17	SEK 2,200	280,608
Washington Mutual Bank,
Sr. Unsec’d. Notes(d)(u)
1.260%	05/01/09	2,250	630,000

			5,430,613

Tobacco
Altria Group, Inc.,
Gtd. Notes
10.200%	02/06/39	300	530,540
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22	150	149,258
6.150%	09/15/43	50	61,779

			741,577

Trading Companies & Distributors
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20	900	1,044,945
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/15/16	600	623,700

			1,668,645

Transportation Infrastructure
Songa Offshore SE (Norway),
Sr. Unsec’d. Notes
7.500%	12/11/18	NOK 2,500	232,754

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20	230	260,641
Sr. Unsec’d. Notes
3.125%	07/16/22	1,245	1,266,289
ENTEL Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.875%	10/30/24	840	876,821
Interactive Network, Inc./FriendFinder Networks, Inc.,
Sr. Sec’d. Notes
14.000%	12/20/18	88	66,253
NII Capital Corp.,
Gtd. Notes(d)
7.625%	04/01/21	1,050	320,250
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	140	144,550

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Wireless Telecommunication Services (cont’d.)
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18			80	$91,800
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25			190	189,050
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, 144A
6.493%	02/02/16			707	721,140
VimpelCom Holdings BV (Russia),
Gtd. Notes, RegS
7.504%	03/01/22			1,490	1,413,637
WCP Wireless Site Funding LLC/WCP Wireless Site Re Funding LLC,
Sr. Sec’d. Notes, 144A
6.829%	11/15/40			375	382,389

					5,732,820

TOTAL CORPORATE BONDS (cost $275,083,025)					254,074,597

FOREIGN GOVERNMENT BONDS — 5.1%
Argentina Boden Bonds (Argentina),
Bonds
7.000%	10/03/15			1,555	1,512,237
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20		EUR	100	122,936
Brazil Letras do Tesouro Nacional (Brazil),
Bills
10.960%(s)	07/01/15		BRL	19,200	5,837,948
12.758%(s)	01/01/17		BRL	500	125,605
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/21		BRL	6,491	1,789,283
10.000%	01/01/25		BRL	2,300	602,712
15.051%	08/15/50		BRL	2,591	1,964,676
Sr. Notes
10.000%	01/01/17		BRL	23,455	6,968,916
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25			300	294,000
Bundesrepublik Deutschland (Germany),
Bonds
2.500%	07/04/44		EUR	1,300	2,117,557
2.500%	08/15/46		EUR	1,800	2,974,968
4.000%	01/04/37		EUR	400	736,311
4.250%	07/04/39		EUR	3,400	6,716,172
4.750%	07/04/40		EUR	100	213,401
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18		EUR	6,800	8,042,770
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, 144A
1.125%	01/30/17			1,400	1,409,591
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24			6,750	6,959,250
4.375%	07/12/21	(a)		1,488	1,577,280
5.625%	02/26/44			2,030	2,268,525

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
6.125%	01/18/41			1,173	$1,390,005
Costa Rica Government International (Costa Rica),
Sr. Unsec’d. Notes, 144A
7.000%	04/04/44			1,280	1,302,400
Croatia Government International (Croatia),
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23			2,250	2,387,813
6.625%	07/14/20			770	853,737
Sr. Unsec’d. Notes, RegS
5.500%	04/04/23			870	923,287
Deutsche Bundesrepublik Inflationary Linked Bonds (Germany),
Bonds, TIPS
0.100%	04/15/23		EUR	300	362,232
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25			1,430	1,476,475
6.850%	01/27/45			290	304,500
El Salvador Government International Bond (El Salvador),
Unsec’d. Notes, 144A
6.375%	01/18/27			770	770,000
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, MTN
1.250%	07/31/18		EUR	5,900	6,622,525
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	08/10/23		AUD	700	420,228
France Government Bond OAT (France),
Bonds
0.250%	07/25/24		EUR	300	357,373
0.500%	05/25/25		EUR	900	969,753
1.800%	07/25/40		EUR	670	1,349,691
3.250%	05/25/45		EUR	1,400	2,332,621
4.000%	10/25/38		EUR	800	1,408,061
4.500%	04/25/41		EUR	3,500	6,771,982
Bonds, TIPS
0.100%	07/25/21		EUR	600	691,184
0.250%	07/25/18		EUR	700	808,531
Gabonese Republic (Gabon),
Bonds, 144A
6.375%	12/12/24	(a)		1,340	1,256,250
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, RegS
7.500%	03/15/24			1,050	1,115,625
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.000%	03/25/19			980	1,022,148
5.750%	11/22/23			5,756	6,619,400
Indonesia Government International (Indonesia),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/24	(a)		5,536	6,401,000
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
4.000%	02/01/37		EUR	4,600	6,722,266
Bonds, TIPS
1.700%	09/15/18		EUR	500	577,876
2.100%	09/15/17		EUR	100	131,647
2.350%	09/15/19		EUR	200	263,769
3.100%	09/15/26		EUR	100	150,261
3.750%	09/01/24		EUR	6,200	8,152,878
4.750%	09/01/44		EUR	700	1,200,271

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
5.000%	09/01/40		EUR	3,170	$5,402,518
5.500%	11/01/22		EUR	100	142,572
Sr. Unsec’d. Notes
4.750%	08/01/23		EUR	6,000	8,324,879
Sr. Unsec’d. Notes, TIPS
2.250%	04/22/17		EUR	200	222,590
2.350%	09/15/24		EUR	2,200	2,853,336
2.550%	10/22/16		EUR	100	110,901
4.750%	09/01/28		EUR	1,100	1,640,621
Ivory Coast Government International Bond (Ivory Coast),
Bonds, 144A
6.375%	03/03/28			770	771,925
Sr. Unsec’d. Notes, 144A
5.375%	07/23/24			1,900	1,795,500
Kenya Government International (Kenya),
Notes, 144A
5.875%	06/24/19			1,030	1,060,127
Sr. Unsec’d. Notes, 144A
6.875%	06/24/24			940	981,595
Lithuania Government International (Lithuania),
Sr. Unsec’d. Notes, 144A
6.125%	03/09/21			2,790	3,331,679
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22		MXN	53,750	3,683,419
7.500%	06/03/27		MXN	42,000	3,055,747
7.750%	05/29/31		MXN	68,240	5,085,474
7.750%	11/13/42		MXN	73,686	5,600,368
8.000%	12/07/23		MXN	16,900	1,264,016
8.500%	11/18/38		MXN	45,935	3,750,224
10.000%	12/05/24		MXN	15,500	1,319,687
Sr. Unsec’d. Notes
7.750%	11/23/34		MXN	7,000	527,561
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
3.050%(c)	01/04/18		MXN	16,400	1,083,033
Mexican Udibonos (Mexico),
Bonds
4.500%	12/04/25		MXN	2,239	886,619
Bonds, TIPS
4.000%	11/15/40		MXN	2,647	1,006,564
4.000%	11/08/46		MXN	1,329	511,428
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.750%	11/20/25		AUD	500	576,957
3.750%	11/20/20		AUD	100	104,926
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25		NZD	3,900	3,080,703
2.500%	09/20/35	(g)	NZD	200	165,678
3.000%	09/20/30	(g)	NZD	300	265,891
6.000%	12/15/17		NZD	1,200	963,689
Nigeria Government International (Nigeria),
Sr. Unsec’d. Notes, 144A
6.375%	07/12/23			400	401,600
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, 144A
6.875%	06/01/17			530	542,031
7.250%	04/15/19			420	431,716
Sr. Unsec’d. Notes, RegS

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
6.875%	06/01/17			200	$204,540
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40	(a)		1,800	1,910,250
5.000%	01/13/37			2,510	3,077,887
6.375%	10/23/34			990	1,389,713
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.700%	12/18/22		CAD	300	255,181
Province of Ontario (Canada),
Debs.
6.200%	06/02/31		CAD	100	116,956
Sr. Unsec’d. Notes
2.450%	06/29/22			300	307,518
Unsec’d. Notes
3.150%	06/02/22		CAD	1,500	1,302,763
3.450%	06/02/45		CAD	1,400	1,245,315
3.500%	06/02/24		CAD	2,400	2,134,807
Province of Quebec (Canada),
Bonds
5.000%	12/01/41		CAD	200	220,050
Debs.
6.000%	10/01/29		CAD	300	337,375
Notes
4.250%	12/01/21		CAD	600	553,840
Unsec’d. Notes
3.000%	09/01/23		CAD	700	600,302
3.500%	12/01/22		CAD	900	799,195
5.000%	12/01/38		CAD	300	323,708
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Unsec’d. Notes, RegS
7.000%	08/16/19			470	469,215
Republic of Ecuador (Ecuador),
Sr. Unsec’d. Notes, 144A
10.500%	03/24/20			690	691,725
Unsec’d. Notes, 144A
7.950%	06/20/24			1,195	1,054,587
Republic of Ghana (Ghana),
Unsec’d. Notes, 144A
8.125%	01/18/26	(a)		970	920,850
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
3.750%	04/25/22			4,360	4,436,300
5.250%	01/17/42			10,634	11,152,407
Republic of Italy (Italy),
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28		GBP	1,500	2,821,325
Republic of Paraguay (Paraguay),
Notes, 144A
6.100%	08/11/44	(a)		2,020	2,216,950
Sr. Unsec’d. Notes, RegS
4.625%	01/25/23			200	206,000
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	(a)		2,832	3,462,120
6.550%	03/14/37	(a)		2,860	3,807,375
7.125%	03/30/19			2	2,390
Republic of Poland (Poland),
Bonds
4.000%	10/25/23		PLN	6,720	2,022,650

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Sr. Unsec’d. Notes
5.000%	03/23/22	(a)		6,483	$7,447,346
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
5.875%	09/16/25			1,810	2,072,812
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23	(a)		3,740	3,537,629
4.875%	04/16/43			610	602,375
5.625%	03/30/21			450	492,188
5.750%	03/22/24			2,460	2,735,766
6.250%	09/26/22			5,093	5,793,288
6.750%	05/30/40			5,079	6,284,653
7.500%	07/14/17			4,067	4,524,944
Romanian Government International (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24	(a)		690	764,175
Russian Federal Bond (Russia),
Bonds
8.150%	02/03/27	(a)	RUB	342,380	4,570,949
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
4.875%	09/16/23			400	384,880
5.625%	04/04/42			2,600	2,470,312
Sr. Unsec’d. Notes, RegS
7.500%	03/31/30			7,531	8,641,356
Slovenia Government International (Slovenia),
Sr. Unsec’d. Notes
4.375%	01/18/21		EUR	400	516,956
Sr. Unsec’d. Notes, 144A
4.125%	02/18/19			700	740,069
4.700%	11/01/16		EUR	400	460,649
5.250%	02/18/24			1,500	1,721,625
Sr. Unsec’d. Notes, RegS
4.125%	02/18/19			2,600	2,748,829
4.750%	05/10/18			1,300	1,392,768
5.250%	02/18/24			200	229,550
Spain Government (Spain),
Bonds
3.800%	04/30/24		EUR	13,100	17,293,966
5.150%	10/31/44		EUR	2,700	4,940,255
5.400%	01/31/23		EUR	1,400	2,002,258
Sr. Unsec’d. Notes, TIPS
0.550%	11/30/19		EUR	600	665,973
1.000%	11/30/30	(g)	EUR	200	236,795
Sri Lanka Government International (Sri Lanka),
Sr. Unsec’d. Notes, 144A
5.125%	04/11/19			2,000	1,997,500
6.000%	01/14/19			3,340	3,423,500
Sweden Government Bond (Sweden),
Bonds
2.500%	05/12/25		SEK	24,000	3,355,182
4.250%	03/12/19		SEK	5,700	776,899
Turks & Caicos Islands (United Kingdom),
Gov’t. Liquid Gtd. Notes, 144A
3.200%	02/22/16	(g)		500	510,340
Ukraine Government International (Ukraine),
Sr. Unsec’d. Notes, 144A
6.250%	06/17/16			1,700	678,392

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
United Kingdom Gilt (United Kingdom),
Bonds
2.750%	09/07/24		GBP	400	$653,530
4.000%	03/07/22		GBP	2,800	4,894,316
4.250%	06/07/32		GBP	300	585,382
4.250%	03/07/36		GBP	2,300	4,591,743
4.250%	12/07/40		GBP	1,300	2,668,420
4.750%	12/07/30		GBP	400	816,730
4.750%	12/07/38		GBP	200	434,853
Bonds, TIPS
0.125%	03/22/24		GBP	3,500	6,068,281
Unsec’d. Notes
3.250%	01/22/44		GBP	5,800	10,292,498
4.500%	09/07/34		GBP	500	1,019,462
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25			430	441,288
4.600%	01/23/46	(a)		4,110	4,202,475
5.550%	01/21/45			2,100	2,462,250
6.050%	01/11/40			2,850	3,519,750
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44			1,308	1,373,400
Uruguay Government International (Uruguay),
Sr. Unsec’d. Notes
4.500%	08/14/24			1,850	2,007,250
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes
9.250%	09/15/27	(a)		8,279	3,303,321
Sr. Unsec’d. Notes, RegS
7.750%	10/13/19			16,828	6,058,080
8.250%	10/13/24			50	17,250
Vietnam Government International (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	(a)		820	853,825
Sr. Unsec’d. Notes, RegS
6.750%	01/29/20			490	552,475
Xunta de Galicia (Spain),
Sr. Unsec’d. Notes
5.763%	04/03/17		EUR	900	1,071,905

TOTAL FOREIGN GOVERNMENT BONDS (cost $412,972,326)					378,241,458

MUNICIPAL BONDS — 0.1%
Alabama
County of Jefferson AL Sewer Revenue,
Revenue Bonds
6.500%	10/01/53			270	314,275

California — 0.1%
City of Riverside CA Electric Revenue,
Revenue Bonds, BABs
7.455%	10/01/30			600	804,642
Inland Valley Development Agency,
Revenue Bonds
5.500%	03/01/33			120	127,282
State of California,
General Obligation Unlimited, BABs
7.600%	11/01/40			600	962,718

					1,894,642

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)
Georgia
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57		$700	$914,872

Illinois
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Unlimited
5.000%	12/01/44		380	434,769

Michigan
Michigan Finance Authority,
Revenue Bonds
5.000%	07/01/27		290	333,254

TOTAL MUNICIPAL BONDS (cost $3,629,821)				3,891,812

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.6%
American Home Mortgage Assets LLC,
Series 2006-1, Class 2A1
0.361%(c)	05/25/46		152	109,090
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
0.814%(c)	02/25/47		925	587,996
Banc of America Funding Trust,
Series 2005-7, Class 4A3
5.750%(c)	11/25/35		344	358,202
Series 2006-I, Class 4A1
3.711%(c)	10/20/46		149	112,115
Banc of America Mortgage Trust,
Series 2005-B, Class 2A1
2.665%(c)	03/25/35		2,031	1,834,577
Series 2005-H, Class 2A5
2.705%(c)	09/25/35		185	168,909
Bancaja 6 Fondo de Titulizacion de Activos (Spain),
Series 6, Class A2
0.298%(c)	02/20/36	EUR	132	138,634
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37		289	299,718
Series 2011-RR5, Class 12A1, 144A
5.255%(c)	03/26/37		158	155,520
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 2A1
2.941%(c)	03/25/35		36	35,306
Series 2005-10, Class A2
2.664%(c)	10/25/35		43	42,811
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.379%(c)	12/31/55	EUR	394	421,102
Berica Residential MBS Srl (Italy),
Series 8, Class A
0.383%(c)	03/31/48	EUR	765	809,339
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 1A1
6.000%	04/25/37		17	16,600
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-10, Class 22AA
2.538%(c)	09/25/37		186	166,115

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Claris ABS (Italy),
Series 2011-1, Class A
0.538%(c)	10/31/60	EUR	1,254	$1,340,195
Countrywide Alternative Loan Trust,
Series 2005-22T1, Class A2, IO
4.896%(c)	06/25/35		694	102,623
Series 2007-OA4, Class A1
0.341%(c)	05/25/47		446	373,858
Series 2007-OA6, Class A1B
0.371%(c)	06/25/37		307	252,588
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
2.241%(c)	01/19/34		37	34,907
Series 2004-12, Class 12A1
2.476%(c)	08/25/34		112	96,572
Darrowby No. 2 PLC (United Kingdom),
Series 2012-1, Class A
2.263%(c)	02/20/44	GBP	721	1,088,009
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A
0.196%(c)	12/10/44	EUR	311	322,830
Series 2006-4X, Class A3C
0.722%(c)	12/10/44	GBP	747	1,070,136
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2
3.170%(c)	07/25/24		840	790,292
Fannie Mae REMICS,
Series 2010-123, Class FK
0.621%(c)	11/25/40		583	586,221
Series 2011-3, Class FA
0.851%(c)	02/25/41		200	202,879
FDIC Guaranteed Notes Trust,
Series 2010-S2, Class 1A, 144A
0.672%(c)	11/29/37		498	496,372
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 2B2, 144A
2.663%(c)	10/18/54	GBP	900	1,344,506
Freddie Mac REMICS,
Series 3172, Class FK
0.622%(c)	08/15/33		176	176,610
Series 3397, Class FC
0.772%(c)	12/15/37		131	132,724
Freddie Mac Strips,
Series 278, Class F1
0.622%(c)	09/15/42		513	515,032
Giovecca Mortgages Srl (Italy),
Series 2011-1, Class A
0.655%(c)	04/23/48	EUR	413	443,018
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
2.015%(c)	04/24/47	GBP	439	656,737
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.474%(c)	03/20/37		314	314,283
Granite Mortgages PLC (United Kingdom),
Series 2003-3, Class 3A
0.943%(c)	01/20/44	GBP	283	417,979
Series 2004-3, Class 3A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
0.940%(c)	09/20/44	GBP	302	$447,261
0.946%(c)	09/20/44	GBP	20	29,817
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.980%(c)	03/25/33		56	55,187
Series 2005-AR1, Class 1A1
2.813%(c)	01/25/35		21	20,373
Series 2005-AR3, Class 6A1
2.617%(c)	05/25/35		214	197,395
Harborview Mortgage Loan Trust,
Series 2005-13, Class 2A11
0.454%(c)	02/19/36		240	179,870
Homestar Mortgage Acceptance Corp.,
Series 2004-1, Class M1
0.969%(c)	03/25/34		1,546	1,259,055
Impac CMB Trust,
Series 2004-11, Class 2A1
0.831%(c)	03/25/35		188	171,220
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class A24
0.484%(c)	07/25/47		1,537	1,023,614
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.750%(c)	11/25/35		63	56,806
IndyMac Index Mortgage Loan Trust,
Series 2006-AR12, Class A1
0.361%(c)	09/25/46		177	151,309
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
2.550%(c)	08/25/35		55	54,625
Series 2007-A1, Class 1A1
2.554%(c)	07/25/35		56	56,434
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C
0.441%(c)	06/14/40		1,602	1,525,140
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
0.507%(c)	09/21/38		1,390	1,446,102
Lehman Mortgage Trust,
Series 2006-5, Class 2A2, IO
6.976%(c)	09/25/36		848	291,853
Series 2007-2, Class 2A12, IO
6.516%(c)	02/25/37		749	240,015
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.210%(c)	12/15/49	GBP	449	650,727
Maxis Loans Securitisation (Australia),
Series 2009-1, Class A1
4.020%(c)	09/12/39	AUD	49	38,019
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.610%(c)	10/20/29		18	18,177
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.219%(c)	02/25/33		88	83,952
Morgan Stanley Mortgage Loan Trust,
Series 2005-4, Class 5A3
5.500%	08/25/35		22	21,842

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.618%(c)	10/07/20		183	$184,248
Series 2010-R2, Class 2A
0.645%(c)	11/05/20		1,825	1,836,356
Series 2010-R3, Class 1A
0.731%(c)	12/08/20		133	134,049
Series 2010-R3, Class 2A
0.735%(c)	12/08/20		1,205	1,216,102
Series 2011-R1, Class 1A
0.625%(c)	01/08/20		394	395,831
Newgate Funding PLC (United Kingdom),
Series 2007-1X, Class A3
0.712%(c)	12/01/50	GBP	1,100	1,502,504
Series 2007-3X, Class A3
1.563%(c)	12/15/50	GBP	1,040	1,504,181
Series 2007-3X, Class BA
1.757%(c)	12/15/50	GBP	284	395,622
Puma Finance Pty Ltd. (Australia),
Series 2014-1, Class A
3.533%	05/13/45	AUD	447	341,090
Residential Accredit Loans, Inc.,
Series 2006-QA1, Class A21
3.747%(c)	01/25/36		2,330	1,873,474
Series 2007-QO2, Class A1
0.321%(c)	02/25/47		997	567,028
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO
5.376%(c)	02/25/36		2,648	506,506
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32		12	12,168
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.720%(c)	12/15/43	GBP	326	450,201
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS3X, Class A2A
0.712%(c)	06/12/44	GBP	1,017	1,404,717
RMAC Securities PLC (United Kingdom),
Series 2006-NS2X, Class A2C
0.182%(c)	06/12/44	EUR	801	806,937
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.524%(c)	07/20/33		152	143,020
Series 2007-3, Class 1A1
0.374%(c)	07/20/36		100	93,327
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
2.586%(c)	12/25/34		93	89,988
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1BG
0.291%(c)	08/25/36		742	577,942
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.424%(c)	07/19/35		381	367,207
Series 2006-AR6, Class 2A1
0.360%(c)	07/25/46		240	190,809

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#			Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
3.760%(c)	11/07/40		AUD	81		$61,911
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
2.020%(c)	10/25/43			81		79,209
Series 2007-3, Class 2A1
1.418%(c)	06/25/47			76		67,560
Series 2007-3, Class 4A1
5.750%(c)	06/25/47			128		124,077
Uropa Securities PLC (United Kingdom),
Series 2007-1, Class A2B
0.220%(c)	10/10/40		EUR	530		560,560
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR10, Class 3A1
5.048%(c)	08/25/35			7		6,492
Series 2005-AR14, Class 2A1
2.382%(c)	12/25/35			208		190,367
Series 2006-AR7, Class 3A
2.186%(c)	07/25/46			329		295,625
Series 2006-AR14, Class 1A4
1.956%(c)	11/25/36			397		350,861
Series 2007-HY5, Class 2A1
2.361%(c)	05/25/37			2,336		1,910,255
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR2, Class 1A1
2.616%(c)	03/25/35			301		302,302
Series 2006-AR6, Class 3A1
2.578%(c)	03/25/36			259		250,683

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $43,230,208)						42,826,407

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Federal National Mortgage Assoc.
2.393%(c)	09/01/19			—	(r)	164
2.442%(s)	10/09/19			2,120		1,948,098
3.000%	TBA			1,000		1,022,344
3.500%	TBA			5,000		5,298,242
3.500%	TBA			18,000		19,096,875
Small Business Administration Participation Certificates
5.600%	09/01/28			342		386,414

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $27,559,907)						27,752,137

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bonds
2.500%	02/15/45			3,220		3,190,315
3.000%	11/15/44			1,950		2,136,621
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/23	(h)(k)		13,900		14,136,319
0.125%	04/15/16	(k)		16,300		17,434,840
0.125%	04/15/19-07/15/24			45,070		46,208,920
0.250%	01/15/25			2,000		1,987,290
0.375%	07/15/23	(h)(k)		13,400		13,800,696

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.500%	04/15/15		200	$216,072
0.625%	07/15/21-02/15/43		9,610	10,175,709
0.750%	02/15/42-02/15/45		3,380	3,454,986
1.125%	01/15/21	(h)	100	114,700
1.250%	07/15/20	(h)(k)	15,500	18,007,950
1.375%	01/15/20-02/15/44		7,700	9,065,211
1.750%	01/15/28		4,400	5,745,749
1.875%	07/15/15	(k)	100	122,029
2.000%	01/15/16-01/15/26		1,500	1,905,587
2.125%	02/15/41		500	719,342
2.375%	01/15/25		12,810	19,253,006
2.375%	01/15/27	(h)	7,300	10,439,019
2.500%	01/15/29		17,900	24,892,535
3.625%	04/15/28		5,100	10,395,746
3.875%	04/15/29		4,200	8,770,571
U.S. Treasury Notes
0.068%(c)	10/31/16	(h)	9,200	9,196,375
1.250%	01/31/20		3,230	3,213,346
1.750%	03/31/22		1,230	1,233,171
U.S. Treasury Strips Principal
3.401%(s)	02/15/44		380	178,799

TOTAL U.S. TREASURY OBLIGATIONS (cost $234,493,750)				235,994,904

TOTAL LONG-TERM INVESTMENTS
(cost $5,147,329,770)				6,098,360,828

			Shares
SHORT-TERM INVESTMENTS — 19.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,057,905,143; includes $116,874,463 of cash collateral received for securities on loan)(b)(v)(w)			1,057,905,143	$1,057,905,143

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 3.6%
U.S. Treasury Bills
0.004%	05/28/15	(k)	125	124,999
0.005%	05/21/15	(k)	17,200	17,199,767
0.040%	06/18/15	(k)	2,300	2,299,924
0.045%	06/18/15	(k)	500	499,984
0.050%	04/23/15		3,000	2,999,972
0.065%	09/17/15	(k)	1,900	1,899,109
0.068%	05/28/15	(k)	95,300	95,298,897
0.075%	06/04/15	(k)	32,332	32,331,127
0.080%	06/18/15	(k)	200	199,993
0.088%	07/09/15		72,000	71,994,528
0.101%	06/18/15	(k)	3,650	3,649,880
0.110%	09/24/15	(k)	15,900	15,891,255
0.150%	09/17/15	(k)	20,950	20,940,174

TOTAL U.S. TREASURY OBLIGATIONS (cost $265,300,973)				265,329,609

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal Amount (000)#		Value
REPURCHASE AGREEMENTS(m) — 0.9%
Citigroup Global Markets, Inc., 0.250%, dated 03/31/15, due 04/01/15 in the amount of $21,100,147				21,100	$21,100,000
Credit Suisse Securities (USA) LLC, 0.300%, dated 03/31/15, due 04/01/15 in the amount of $3,900,033				3,900	3,900,000
Goldman Sachs & Co. (The), 0.340%, dated 03/31/15, due 04/01/15 in the amount of $20,700,196				20,700	20,700,000
Morgan Stanley Co. LLC, 0.250%, dated 03/31/15, due 04/01/15 in the amount of $21,100,147				21,100	21,100,000

TOTAL REPURCHASE AGREEMENTS (cost $66,800,000)					66,800,000

FOREIGN TREASURY OBLIGATIONS(n) — 0.4%
Brazil Letras do Tesouro Nacional
11.606%	10/01/15		BRL	34,500	10,147,511
12.345%	01/01/16		BRL	37,800	10,764,452
Hellenic Republic
1.998%	04/14/15	(g)	EUR	1,100	1,172,645
Mexico Cetes
2.970%	05/14/15		MXN	315,000	2,057,397
3.160%	05/28/15		MXN	977,000	6,373,638

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $36,189,130)					30,515,643

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.3%
Federal Home Loan Bank
0.055%	05/01/15			1,400	1,399,953
0.060%	04/29/15			7,500	7,499,827
0.068%	05/15/15			400	399,971
0.070%	05/14/15-06/05/15			14,700	14,698,584

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $23,997,923)					23,998,335

CERTIFICATES OF DEPOSIT(n) — 0.1%
China Construction Bank Corp. (China)
1.700%	04/16/15			2,000	2,001,093
Itau Unibanco (Brazil)
1.152%	06/04/15			700	699,928

TOTAL CERTIFICATES OF DEPOSIT (cost $2,699,853)					2,701,021

Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
10 Year Euro-Bund Futures,
expiring 04/24/15, Strike Price $163.00	EUR 57	613

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
	Call Options (cont’d.)
	expiring 04/24/15, Strike Price $163.50	EUR	142	$1,527
	expiring 05/22/15, Strike Price $160.00	EUR	24	10,064
	expiring 05/22/15, Strike Price $164.00	EUR	8	86
10 Year U.S. Treasury Notes Futures,
	expiring 04/24/15, Strike Price $137.50		764	11,937
	expiring 04/24/15, Strike Price $138.00		200	3,125
	expiring 05/22/15, Strike Price $137.50		11	172
	expiring 05/22/15, Strike Price $138.00		125	1,953
	20 Year U.S. Treasury Bonds Futures,
	expiring 05/22/15, Strike Price $189.00		2	31
	Euro Futures,
	expiring 04/02/15, Strike Price $1.13		750	37
	expiring 04/02/15, Strike Price $1.13		1,250	63
	Euro STOXX 50 Index,
	expiring 04/17/15, Strike Price $3,825.00	EUR	2	15,981
	Interest Rate Swap Options,
Receive a fixed rate of 0.80% and pay a floating rate based on 3 Month LIBOR,expiring 01/19/16	Morgan Stanley		7,700	9,166

				54,755

Put Options
	5 Year U.S. Treasury Notes Futures,
	expiring 04/24/15, Strike Price $112.50		384	3,000
	10 Year Euro-Bund Futures,
	expiring 05/22/15, Strike Price $157.00	EUR	15	6,129
	10 Year U.S. Treasury Notes Futures,
	expiring 04/24/15, Strike Price $128.00		17	5,844
CDX.NA.IG.23,
expiring 04/16/15, Strike Price $100.00	Credit Suisse First Boston Corp.		198	3,196
Currency Option USD vs BRL,
expiring 05/22/15, @ FX Rate 2.80	Jefferies Group, Inc.		26	4,930
Currency Option USD vs MXN,
expiring 05/05/15, @ FX Rate 14.92	Bank of America		30	24,654
Euro STOXX 50 Index,
	expiring 04/17/15, Strike Price $3,300.00	EUR	2	7,721

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Interest Rate Swap Options,
Pay a fixed rate of 2.80%and receive a floating rate based on 3 Month LIBOR, expiring 05/29/15	Deutsche Bank AG	4,100	$21,231
Pay a fixed rate of 3.45%and receive a floating rate based on 3 Month LIBOR, expiring 09/21/15	Bank of America	2,000	5,469
Pay a fixed rate of 3.45%and receive a floating rate based on 3 Month LIBOR, expiring 09/21/15	Citigroup Global Markets	1,200	3,281
Pay a fixed rate of 2.68%and receive a floating rate based on 3 Month LIBOR, expiring 12/11/17	Morgan Stanley	1,000	101,171

			186,626

TOTAL OPTIONS PURCHASED (cost $662,577)			241,381

TOTAL SHORT-TERM INVESTMENTS (cost $1,453,555,599)			1,447,491,132

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 102.7% (cost $6,600,885,369)			7,545,851,960

		Shares
SECURITIES SOLD SHORT(q) — (2.9)%
COMMON STOCKS — (2.5)%
Aerospace & Defense — (0.1)%
AAR Corp.		4,300	(132,010)
Aerovironment, Inc.*		4,900	(129,899)
B/E Aerospace, Inc.		8,300	(528,046)
Boeing Co. (The)		5,829	(874,816)
Bombardier, Inc. (Canada) (Class B Stock)		241,394	(476,479)
DigitalGlobe, Inc.*		21,500	(732,505)
KLX, Inc.*		1	(39)
Kratos Defense & Security Solutions, Inc.*		13,300	(73,549)
Lockheed Martin Corp.		4,585	(930,572)
Raytheon Co.		5,766	(629,936)
TransDigm Group, Inc.		2,200	(481,184)

			(4,989,035)

Air Freight & Logistics
C.H. Robinson Worldwide, Inc.		4,390	(321,436)
United Parcel Service, Inc. (Class B Stock)		5,994	(581,058)
UTi Worldwide, Inc.*		28,500	(350,550)
XPO Logistics, Inc.*		13,000	(591,110)

			(1,844,154)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Airlines
Copa Holdings SA (Panama) (Class A Stock)	2,400	$(242,328)
Delta Air Lines, Inc.	1,500	(67,440)
JetBlue Airways Corp.*	69,721	(1,342,129)

		(1,651,897)

Auto Components
Autoliv, Inc. (Sweden)	4,190	(493,456)
BorgWarner, Inc.	7,210	(436,061)
Dorman Products, Inc.*	5,700	(283,575)
Gentherm, Inc.*	1,100	(55,561)

		(1,268,653)

Automobiles
Ford Motor Co.	14,683	(236,984)
General Motors Co.	8,100	(303,750)
Tesla Motors, Inc.*	2,900	(547,433)

		(1,088,167)

Banks — (0.1)%
Associated Banc-Corp.	15,334	(285,212)
BancorpSouth, Inc.	8,400	(195,048)
Bank of Hawaii Corp.	8,751	(535,649)
BB&T Corp.	7,719	(300,964)
Boston Private Financial Holdings, Inc.	8,973	(109,022)
Commerce Bancshares, Inc.	10,020	(424,046)
CVB Financial Corp.	9,600	(153,024)
First Horizon National Corp.	34,405	(491,647)
First Niagara Financial Group, Inc.	33,940	(300,030)
FirstMerit Corp.	4,900	(93,394)
Glacier Bancorp, Inc.	5,700	(143,355)
M&T Bank Corp.	4,400	(558,800)
PacWest Bancorp	7,700	(361,053)
Pinnacle Financial Partners, Inc.	900	(40,014)
PNC Financial Services Group, Inc. (The)	1,460	(136,130)
Royal Bank of Canada (Canada)	7,519	(452,606)
Signature Bank*	1,980	(256,568)
South State Corp.	500	(34,195)
Sterling Bancorp	1,392	(18,667)
Synovus Financial Corp.	10,370	(290,464)
Texas Capital Bancshares, Inc.*	900	(43,785)
UMB Financial Corp.	10,211	(540,060)
United Bankshares, Inc.	6,400	(240,512)
US Bancorp	6,440	(281,235)
Valley National Bancorp	30,729	(290,082)
Westamerica Bancorporation	4,600	(198,766)
Western Alliance Bancorp*	2,989	(88,594)

		(6,862,922)

Beverages
Boston Beer Co., Inc. (The) (Class A Stock)*	400	(106,960)
Brown-Forman Corp. (Class B Stock)	3,645	(329,326)
Coca-Cola Co. (The)	3,740	(151,657)
Molson Coors Brewing Co. (Class B Stock)	600	(44,670)

		(632,613)

Biotechnology — (0.1)%
ACADIA Pharmaceuticals, Inc.*	17,900	(583,361)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Achillion Pharmaceuticals, Inc.*	6,000	$(59,160)
Alkermes PLC*	3,240	(197,543)
Alnylam Pharmaceuticals, Inc.*	700	(73,094)
AMAG Pharmaceuticals, Inc.*	5,300	(289,698)
Amgen, Inc.	3,234	(516,955)
Auspex Pharmaceuticals, Inc.*	1,400	(140,378)
Celldex Therapeutics, Inc.*	17,900	(498,873)
Cepheid, Inc.*	9,000	(512,100)
Incyte Corp.*	5,300	(485,798)
KYTHERA Biopharmaceuticals, Inc.*	7,700	(386,155)
Momenta Pharmaceuticals, Inc.*	11,000	(167,200)
PTC Therapeutics, Inc.*	1,600	(97,360)
Receptos, Inc.*	2,800	(461,692)
Seattle Genetics, Inc.*	16,200	(572,670)
Spectrum Pharmaceuticals, Inc.*	12,100	(73,447)
TESARO, Inc.*	2,600	(149,240)
Vertex Pharmaceuticals, Inc.*	4,600	(542,662)

		(5,807,386)

Building Products
Armstrong World Industries, Inc.*	10,000	(574,700)
Owens Corning	8,700	(377,580)
Ply Gem Holdings, Inc.*	8,000	(104,000)

		(1,056,280)

Capital Markets
Artisan Partners Asset Management, Inc. (Class A Stock)	1,300	(59,098)
BlackRock, Inc.	460	(168,286)
Federated Investors, Inc. (Class B Stock)	7,790	(264,003)
Financial Engines, Inc.	3,400	(142,222)
Franklin Resources, Inc.	4,141	(212,516)
Northern Trust Corp.	4,329	(301,515)
NorthStar Asset Management Group, Inc. (The)	25,300	(590,502)
Penson Worldwide, Inc.*(g)	32,656	—
T. Rowe Price Group, Inc.	5,174	(418,991)

		(2,157,133)

Chemicals — (0.1)%
Air Products & Chemicals, Inc.	730	(110,434)
Airgas, Inc.	1,380	(146,432)
American Vanguard Corp.	8,900	(94,518)
Ashland, Inc.	1,300	(165,503)
Balchem Corp.	3,000	(166,140)
Cabot Corp.	3,180	(143,100)
Celanese Corp. (Class A Stock)	2,680	(149,705)
E.I. du Pont de Nemours & Co.	7,500	(536,025)
Eastman Chemical Co.	4,470	(309,592)
Ecolab, Inc.	2,590	(296,244)
FMC Corp.	5,000	(286,250)
HB Fuller Co.	7,100	(304,377)
International Flavors & Fragrances, Inc.	2,800	(328,720)
LyondellBasell Industries NV (Class A Stock)	4,360	(382,808)
Monsanto Co.	9,330	(1,049,998)
NewMarket Corp.	200	(95,560)
OM Group, Inc.	4,681	(140,570)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Platform Specialty Products Corp.*	7,200	$(184,752)
RPM International, Inc.	2,900	(139,171)
Sensient Technologies Corp.	1,000	(68,880)
WR Grace & Co.*	5,600	(553,672)

		(5,652,451)

Commercial Services & Supplies
ADT Corp. (The)	5,910	(245,383)
Brink’s Co. (The)	1,700	(46,971)
Clean Harbors, Inc.*	8,000	(454,240)
Covanta Holding Corp.	22,600	(506,918)
Healthcare Services Group, Inc.	10,900	(350,217)
RR Donnelley & Sons Co.	13,642	(261,790)
Stericycle, Inc.*	3,700	(519,591)
US Ecology, Inc.	3,500	(174,895)

		(2,560,005)

Communications Equipment — (0.1)%
ADTRAN, Inc.	3,700	(69,079)
Applied Optoelectronics, Inc.*	5,000	(69,400)
CalAmp Corp.*	5,700	(92,283)
Ciena Corp.*	35,500	(685,505)
Cisco Systems, Inc.	22,770	(626,744)
Extreme Networks, Inc.*	21,100	(66,676)
Finisar Corp.*	31,300	(667,942)
Harris Corp.	4,801	(378,127)
Infinera Corp.*	26,500	(521,255)
Juniper Networks, Inc.	7,155	(161,560)
Mitel Networks Corp.*	13,394	(136,217)
QUALCOMM, Inc.	3,640	(252,398)
ViaSat, Inc.*	6,900	(411,309)

		(4,138,495)

Construction & Engineering
AECOM*	9,600	(295,872)
Granite Construction, Inc.	7,100	(249,494)

		(545,366)

Construction Materials
Cemex SAB de CV (Mexico), ADR*	73,642	(697,390)
Holcim Ltd. (Switzerland)*	6,520	(485,756)
Martin Marietta Materials, Inc.	3,100	(433,380)

		(1,616,526)

Consumer Finance
American Express Co.	2,850	(222,642)
First Cash Financial Services, Inc.*	4,400	(204,688)
PRA Group, Inc.*	1,800	(97,776)

		(525,106)

Containers & Packaging
Aptargroup, Inc.	3,050	(193,736)
Ball Corp.	1,435	(101,368)
Bemis Co., Inc.	2,820	(130,594)
Packaging Corp. of America	1,630	(127,450)

		(553,148)

Diversified Consumer Services
Apollo Education Group, Inc.*	4,100	(77,572)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Diversified Consumer Services (cont’d.)
Houghton Mifflin Harcourt Co.*	13,900	$(326,372)
Sotheby’s	16,700	(705,742)

		(1,109,686)

Diversified Financial Services
CME Group, Inc.	1,400	(132,594)
PHH Corp.*	1,300	(31,421)

		(164,015)

Diversified Telecommunication Services
AT&T, Inc.	26,787	(874,595)
BCE, Inc. (Canada)	2,897	(122,646)
Cogent Communications Holdings, Inc.	1,500	(52,995)
inContact, Inc.*	10,400	(113,360)
Verizon Communications, Inc.	1,370	(66,623)

		(1,230,219)

Electric Utilities — (0.1)%
Duke Energy Corp.	2,560	(196,557)
Entergy Corp.	1,710	(132,508)
Eversource Energy	11,900	(601,188)
NextEra Energy, Inc.	10,170	(1,058,189)
Southern Co. (The)	25,150	(1,113,642)

		(3,102,084)

Electrical Equipment
Emerson Electric Co.	2,470	(139,851)
Power Solutions International, Inc.*	1,700	(109,293)
PowerSecure International, Inc.*	8,100	(106,596)
Rockwell Automation, Inc.	4,505	(522,535)

		(878,275)

Electronic Equipment, Instruments & Components
Amphenol Corp. (Class A Stock)	6,700	(394,831)
Belden, Inc.	5,100	(477,156)
FEI Co.	6,200	(473,308)
Knowles Corp.*	17,300	(333,371)
MTS Systems Corp.	2,200	(166,430)
TE Connectivity Ltd. (Switzerland)	800	(57,296)
Trimble Navigation Ltd.*	8,200	(206,640)
TTM Technologies, Inc.*	1,116	(10,055)

		(2,119,087)

Energy Equipment & Services — (0.1)%
Cameron International Corp.*	2,090	(94,301)
Dril-Quip, Inc.*	3,000	(205,170)
FMC Technologies, Inc.*	3,670	(135,827)
Geospace Technologies Corp.*	1,600	(26,416)
Halliburton Co.	31,810	(1,395,823)
McDermott International, Inc.*	52,700	(202,368)
Patterson-UTI Energy, Inc.	26,800	(503,170)
Rowan Cos. PLC (Class A Stock)	10,200	(180,642)
SEACOR Holdings, Inc.*	1,400	(97,538)
Tenaris SA (Luxembourg), ADR	7,544	(211,232)

		(3,052,487)

Food & Staples Retailing — (0.1)%
Chefs’ Warehouse, Inc. (The)*	4,800	(107,664)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Sprouts Farmers Market, Inc.*	14,100	$(496,743)
Sysco Corp.	12,770	(481,812)
United Natural Foods, Inc.*	7,200	(554,688)
Walgreens Boots Alliance, Inc.	3,720	(315,010)
Wal-Mart Stores, Inc.	6,899	(567,443)
Whole Foods Market, Inc.	9,190	(478,615)

		(3,001,975)

Food Products — (0.1)%
B&G Foods, Inc.	10,300	(303,129)
Boulder Brands, Inc.*	16,100	(153,433)
Darling Ingredients, Inc.*	29,200	(409,092)
Diamond Foods, Inc.*	6,600	(214,962)
General Mills, Inc.	6,530	(369,598)
Hain Celestial Group, Inc. (The)*	12,000	(768,600)
Kellogg Co.	3,660	(241,377)
Keurig Green Mountain, Inc.	4,400	(491,612)
Kraft Foods Group, Inc.	6,450	(561,892)
Mead Johnson Nutrition Co.	6,110	(614,238)
Post Holdings, Inc.*	13,100	(613,604)
TreeHouse Foods, Inc.*	4,100	(348,582)

		(5,090,119)

Gas Utilities
Laclede Group, Inc. (The)	1,200	(61,464)
National Fuel Gas Co.	2,100	(126,693)
Northwest Natural Gas Co.	5,600	(268,520)
ONE Gas, Inc.	5,225	(225,877)

		(682,554)

Health Care Equipment & Supplies — (0.1)%
Baxter International, Inc.	6,840	(468,540)
Becton, Dickinson & Co.	3,639	(522,524)
C.R. Bard, Inc.	1,000	(167,350)
Cerus Corp.*	25,400	(105,918)
China Medical Technologies, Inc. (China), ADR*	7,037	—
Cooper Cos., Inc. (The)	3,100	(581,002)
Cyberonics, Inc.*	2,850	(185,022)
DexCom, Inc.*	3,800	(236,892)
Endologix, Inc.*	17,900	(305,553)
Haemonetics Corp.*	3,700	(166,204)
HeartWare International, Inc.*	6,900	(605,613)
Insulet Corp.*	15,600	(520,260)
Intuitive Surgical, Inc.*	130	(65,654)
LDR Holding Corp.*	1,000	(36,640)
Medtronic PLC	6,136	(478,547)
Quidel Corp.*	6,800	(183,464)
Spectranetics Corp. (The)*	8,900	(309,364)
STAAR Surgical Co.*	7,600	(56,468)
Varian Medical Systems, Inc.*	2,060	(193,825)
Wright Medical Group, Inc.*	30,200	(779,160)
Zeltiq Aesthetics, Inc.*	8,400	(258,972)
Zimmer Holdings, Inc.	1,940	(227,989)

		(6,454,961)

Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	10,800	(773,280)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Air Methods Corp.*	6,700	$(312,153)
AmerisourceBergen Corp.	1,960	(222,793)
BioScrip, Inc.*	26,100	(115,623)
Brookdale Senior Living, Inc.*	17,800	(672,128)
Capital Senior Living Corp.*	3,800	(98,572)
Cardinal Health, Inc.	6,130	(553,355)
DaVita HealthCare Partners, Inc.*	1,130	(91,846)
ExamWorks Group, Inc.*	9,600	(399,552)
Express Scripts Holding Co.*	4,370	(379,185)
HCA Holdings, Inc.*	1,360	(102,313)
Healthways, Inc.*	13,500	(265,950)
IPC Healthcare, Inc.*	5,300	(247,192)
Kindred Healthcare, Inc.	12,900	(306,891)
PharMerica Corp.*	3,500	(98,665)
Premier, Inc. (Class A Stock)*	3,400	(127,772)
Providence Service Corp. (The)*	900	(47,808)
Tenet Healthcare Corp.*	670	(33,172)
Universal Health Services, Inc. (Class B Stock)	290	(34,136)

		(4,882,386)

Health Care Technology
Allscripts Healthcare Solutions, Inc.*	23,000	(275,080)
HMS Holdings Corp.*	20,000	(309,000)
Medidata Solutions, Inc.*	14,180	(695,387)
Quality Systems, Inc.	5,380	(85,972)

		(1,365,439)

Hotels, Restaurants & Leisure — (0.1)%
Boyd Gaming Corp.*	40,000	(568,000)
Cheesecake Factory, Inc. (The)	2,900	(143,057)
Chipotle Mexican Grill, Inc.*	160	(104,086)
Choice Hotels International, Inc.	1,144	(73,296)
Darden Restaurants, Inc.	8,620	(597,711)
Dave & Buster’s Entertainment, Inc.*	1,200	(36,552)
Diamond Resorts International, Inc.*	3,700	(123,691)
Hilton Worldwide Holdings, Inc.*	15,760	(466,811)
Hyatt Hotels Corp. (Class A Stock)*	4,580	(271,228)
Krispy Kreme Doughnuts, Inc.*	12,500	(249,875)
Marriott International, Inc. (Class A Stock)	1,520	(122,086)
McDonald’s Corp.	7,050	(686,952)
MGM Resorts International*	23,900	(502,617)
Norwegian Cruise Line Holdings Ltd.*	3,300	(178,233)
Scientific Games Corp. (Class A Stock)*	3,500	(36,645)
Starwood Hotels & Resorts Worldwide, Inc.	2,930	(244,655)
Wendy’s Co. (The)	46,000	(501,400)
Yum! Brands, Inc.	1,690	(133,037)

		(5,039,932)

Household Durables
M/I Homes, Inc.*	5,500	(131,120)
MDC Holdings, Inc.	10,800	(307,800)
Mohawk Industries, Inc.*	1,650	(306,488)
Ryland Group, Inc. (The)	11,700	(570,258)
Toll Brothers, Inc.*	14,700	(578,298)
William Lyon Homes (Class A Stock)*	3,300	(85,206)

		(1,979,170)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Household Products
Church & Dwight Co., Inc.	4,743	$(405,147)
Colgate-Palmolive Co.	3,545	(245,810)
Energizer Holdings, Inc.	800	(110,440)

		(761,397)

Independent Power & Renewable Electricity Producers
Pattern Energy Group, Inc.	7,400	(209,568)

Industrial Conglomerates
3M Co.	6,980	(1,151,351)
Danaher Corp.	2,810	(238,569)
General Electric Co.	21,390	(530,686)

		(1,920,606)

Insurance — (0.1)%
Allstate Corp. (The)	7,290	(518,829)
Ambac Financial Group, Inc.*	17,000	(411,400)
AON PLC	3,440	(330,653)
Arch Capital Group Ltd.*	3,360	(206,976)
Arthur J. Gallagher & Co.	8,300	(388,025)
Brown & Brown, Inc.	3,000	(99,330)
Chubb Corp. (The)	4,913	(496,704)
eHealth, Inc.*	6,800	(63,784)
Endurance Specialty Holdings Ltd.	266	(16,263)
Federated National Holding Co.	2,600	(79,560)
FNF Group	20,200	(742,552)
Markel Corp.*	990	(761,270)
Marsh & McLennan Cos., Inc.	8,800	(493,592)
Mercury General Corp.	1,000	(57,750)
Progressive Corp. (The)	30,644	(833,517)
Stewart Information Services Corp.	4,500	(182,880)
Torchmark Corp.	8,751	(480,605)
Travelers Cos., Inc. (The)	2,880	(311,414)
W.R. Berkley Corp.	9,839	(496,968)
XL Group PLC (Ireland)	2,385	(87,768)

		(7,059,840)

Internet & Catalog Retail
Groupon, Inc.*	111,980	(807,376)
NetFlix, Inc.*	2,890	(1,204,234)
Shutterfly, Inc.*	7,700	(348,348)

		(2,359,958)

Internet Software & Services — (0.2)%
Alibaba Group Holding Ltd. (China), ADR*	84,367	(7,022,709)
AOL, Inc.*	6,360	(251,920)
ChannelAdvisor Corp.*	9,000	(87,210)
comScore, Inc.*	3,900	(199,680)
Cornerstone OnDemand, Inc.*	11,000	(317,790)
CoStar Group, Inc.*	400	(79,132)
DealerTrack Technologies, Inc.*	3,200	(123,264)
Demandware, Inc.*	5,100	(310,590)
Marketo, Inc.*	15,100	(386,862)
Pandora Media, Inc.*	23,100	(374,451)
Twitter, Inc.*	14,100	(706,128)
Yahoo!, Inc.*	3,160	(140,415)
Yelp, Inc.*	9,900	(468,765)

		(10,468,916)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
IT Services — (0.1)%
Alliance Data Systems Corp.*	2,400	$(711,000)
Cognizant Technology Solutions Corp. (Class A Stock)*	4,300	(268,277)
Convergys Corp.	2,400	(54,888)
FleetCor Technologies, Inc.*	3,400	(513,128)
International Business Machines Corp.	2,260	(362,730)
Paychex, Inc.	2,500	(124,039)
Sabre Corp.	11,300	(274,590)
ServiceSource International, Inc.*	19,400	(60,140)
Teradata Corp.*	7,600	(335,464)
Vantiv, Inc. (Class A Stock)*	16,855	(635,434)
VeriFone Systems, Inc.*	13,010	(453,919)
WEX, Inc.*	4,800	(515,328)

		(4,308,937)

Leisure Products
Callaway Golf Co.	16,300	(155,339)
Hasbro, Inc.	5,900	(373,116)
Mattel, Inc.	26,370	(602,555)

		(1,131,010)

Life Sciences Tools & Services
Albany Molecular Research, Inc.*	11,200	(197,120)
Bio-Techne Corp.	900	(90,261)
Fluidigm Corp.*	6,200	(261,020)
Pacific Biosciences of California, Inc.*	13,000	(75,920)
Qiagen NV*	4,700	(118,440)
Waters Corp.*	1,400	(174,048)

		(916,809)

Machinery — (0.1)%
Altra Industrial Motion Corp.	4,300	(118,852)
Barnes Group, Inc.	1,200	(48,588)
Caterpillar, Inc.	1,390	(111,242)
Chart Industries, Inc.*	10,100	(354,259)
CLARCOR, Inc.	7,300	(482,238)
Colfax Corp.*	11,200	(534,576)
Deere & Co.	1,600	(140,304)
Graco, Inc.	1,700	(122,672)
Illinois Tool Works, Inc.	3,186	(309,488)
Navistar International Corp.*	18,700	(551,650)
Pall Corp.	6,200	(622,418)
Proto Labs, Inc.*	3,700	(259,000)
Watts Water Technologies, Inc. (Class A Stock)	900	(49,527)

		(3,704,814)

Media — (0.1)%
AMC Networks, Inc. (Class A Stock)*	15,880	(1,217,043)
Cablevision Systems Corp. (Class A Stock)	13,200	(241,560)
CBS Corp. (Class B Stock)	8,800	(533,544)
Charter Communications, Inc. (Class A Stock)*	3,500	(675,885)
Discovery Communications, Inc. (Class A Stock)*	7,320	(225,163)
EW Scripps Co. (The) (Class A Stock)*	4,400	(125,136)
Global Eagle Entertainment, Inc.*	34,625	(460,859)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Media (cont’d.)
Interpublic Group of Cos., Inc. (The)	15,146	$(335,030)
Lions Gate Entertainment Corp.	21,100	(715,712)
Media General, Inc.*	4,300	(70,907)
News Corp. (Class A Stock)*	7,640	(122,316)
Omnicom Group, Inc.	3,400	(265,132)
Rentrak Corp.*	2,200	(122,232)
Scripps Networks Interactive, Inc. (Class A Stock)	8,463	(580,223)
Viacom, Inc. (Class B Stock)	2,400	(163,920)

		(5,854,662)

Metals & Mining
AK Steel Holding Corp.*	23,680	(105,850)
Alcoa, Inc.	2,134	(27,571)
Allegheny Technologies, Inc.	18,000	(540,180)
Coeur Mining, Inc.*	1,660	(7,819)
Freeport-McMoRan, Inc.	18,210	(345,080)
Goldcorp, Inc. (Canada)	299	(5,411)
Horsehead Holding Corp.*	14,000	(177,240)
Nucor Corp.	5,107	(242,736)
Tahoe Resources, Inc.	8,960	(98,192)

		(1,550,079)

Multiline Retail
Dollar Tree, Inc.*	8,858	(718,782)
Kohl’s Corp.	1,020	(79,815)
Nordstrom, Inc.	4,400	(353,408)
Target Corp.	1,710	(140,340)
Tuesday Morning Corp.*	13,400	(215,740)

		(1,508,085)

Multi-Utilities — (0.1)%
Ameren Corp.	4,720	(199,184)
Consolidated Edison, Inc.	3,850	(234,850)
Dominion Resources, Inc.	2,770	(196,310)
DTE Energy Co.	1,090	(87,952)
NiSource, Inc.	12,400	(547,584)
Public Service Enterprise Group, Inc.	1,630	(68,330)
SCANA Corp.	6,950	(382,181)
TECO Energy, Inc.	24,700	(479,180)
Wisconsin Energy Corp.	14,403	(712,949)

		(2,908,520)

Oil, Gas & Consumable Fuels — (0.1)%
Bonanza Creek Energy, Inc.*	6,800	(167,688)
Chevron Corp.	3,930	(412,571)
Cimarex Energy Co.	4,900	(563,941)
Cobalt International Energy, Inc.*	8,400	(79,044)
Concho Resources, Inc.*	4,400	(510,048)
ConocoPhillips	4,320	(268,963)
Emerald Oil, Inc.*	256	(189)
Exxon Mobil Corp.	14,590	(1,240,150)
Golar LNG Ltd. (Bermuda)	15,400	(512,512)
Kelt Exploration Ltd. (Canada)*	8,997	(53,774)
Kinder Morgan, Inc.	4,100	(172,446)
Murphy Oil Corp.	2,240	(104,384)
Oasis Petroleum, Inc.*	21,600	(307,152)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
ONEOK, Inc.	2,040	$(98,410)
Parsley Energy, Inc. (Class A Stock)*	19,000	(303,620)
QEP Resources, Inc.	3,610	(75,269)
Rice Energy, Inc.*	27,100	(589,696)
Scorpio Tankers, Inc. (Monaco)	18,300	(172,386)
Spectra Energy Corp.	19,634	(710,162)
Stone Energy Corp.*	6,300	(92,484)
Synergy Resources Corp.*	11,600	(137,460)
W&T Offshore, Inc.	14,500	(74,095)
Westmoreland Coal Co.*	2,000	(53,520)
Whiting Petroleum Corp.*	13,200	(407,880)
Williams Cos., Inc. (The)	12,750	(645,023)

		(7,752,867)

Paper & Forest Products
Domtar Corp.	3,200	(147,904)
Louisiana-Pacific Corp.*	29,300	(483,743)
Norbord, Inc. (Canada)	7,400	(155,765)

		(787,412)

Personal Products
Estee Lauder Cos., Inc. (The) (Class A Stock)	7,200	(598,752)

Pharmaceuticals — (0.1)%
AbbVie, Inc.	11,800	(690,772)
Actavis PLC*	3,963	(1,179,468)
ANI Pharmaceuticals, Inc.*	1,600	(100,080)
BioDelivery Sciences International, Inc.*	10,600	(111,300)
Cempra, Inc.*	5,100	(174,981)
Depomed, Inc.*	12,200	(273,402)
Eli Lilly & Co.	13,869	(1,007,583)
Endo International PLC*	5,800	(520,260)
IGI Laboratories, Inc.*	5,800	(47,328)
Medicines Co. (The)*	4,800	(134,496)
Merck & Co., Inc.	7,510	(431,675)

		(4,671,345)

Professional Services
Advisory Board Co. (The)*	9,700	(516,816)
Dun & Bradstreet Corp. (The)	2,600	(333,736)
Huron Consulting Group, Inc.*	2,200	(145,530)
WageWorks, Inc.*	10,700	(570,631)

		(1,566,713)

Real Estate Investment Trusts (REITs) — (0.1)%
AvalonBay Communities, Inc.	2,000	(348,500)
Boston Properties, Inc.	3,700	(519,776)
Brandywine Realty Trust	11,540	(184,409)
CareTrust REIT, Inc.	4,798	(65,061)
Crown Castle International Corp.	1,950	(160,953)
DDR Corp.	19,500	(363,090)
Digital Realty Trust, Inc.	970	(63,981)
Education Realty Trust, Inc.	3,766	(133,241)
Essex Property Trust, Inc.	1,900	(436,810)
Federal Realty Investment Trust	1,210	(178,124)
Health Care REIT, Inc.	1,630	(126,097)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Healthcare Trust of America, Inc. (Class A Stock)	2,550	$(71,043)
Home Properties, Inc.	3,150	(218,264)
Iron Mountain, Inc.	11,000	(401,280)
iStar Financial, Inc.*	3,000	(39,000)
Klepierre (France)	1	(49)
Medical Properties Trust, Inc.	20,010	(294,947)
Omega Healthcare Investors, Inc.	7,676	(311,415)
Pennsylvania Real Estate Investment Trust	3,100	(72,013)
Plum Creek Timber Co., Inc.	16,700	(725,615)
Ramco-Gershenson Properties Trust	2,300	(42,780)
Realty Income Corp.	9,100	(469,560)
Retail Opportunity Investments Corp.	19,300	(353,190)
Simon Property Group, Inc.	1,200	(234,768)
SL Green Realty Corp.	5,050	(648,319)
STAG Industrial, Inc.	3,300	(77,616)
UDR, Inc.	5,100	(173,553)
Ventas, Inc.	5,440	(397,229)
Vornado Realty Trust	1,280	(143,360)
Weyerhaeuser Co.	17,100	(566,865)
WP GLIMCHER, Inc.	15,500	(257,765)

		(8,078,673)

Real Estate Management & Development
Altisource Asset Management Corp. (Virgin Islands)*	220	(40,729)
Deutsche Annington Immobilien SE (Germany)	9,761	(328,921)
Realogy Holdings Corp.*	2,300	(104,604)

		(474,254)

Road & Rail
Canadian National Railway Co. (Canada)	4,500	(300,915)
Genesee & Wyoming, Inc. (Class A Stock)*	7,200	(694,368)
Heartland Express, Inc.	30,215	(717,908)
Knight Transportation, Inc.	8,849	(285,380)
Ryder System, Inc.	3,600	(341,604)
Werner Enterprises, Inc.	12,061	(378,836)

		(2,719,011)

Semiconductors & Semiconductor Equipment — (0.1)%
Advanced Micro Devices, Inc.*	63,200	(169,376)
Altera Corp.	19,480	(835,887)
Analog Devices, Inc.	8,860	(558,180)
Applied Materials, Inc.	24,200	(545,952)
Applied Micro Circuits Corp.*	27,100	(138,210)
Atmel Corp.	6,080	(50,038)
Cree, Inc.*	14,400	(511,056)
Cypress Semiconductor Corp.*	36,296	(512,137)
Intel Corp.	36,428	(1,139,104)
Intersil Corp. (Class A Stock)	5,300	(75,896)
Linear Technology Corp.	7,435	(347,958)
MaxLinear, Inc. (Class A Stock)*	11,090	(90,162)
NVIDIA Corp.	52,148	(1,091,197)
NXP Semiconductors NV (Netherlands)*	3,529	(354,170)
SunEdison, Inc.*	32,000	(768,000)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Synaptics, Inc.*	6,300	$(512,222)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	25,670	(602,732)
Ultratech, Inc.*	10,800	(187,272)
Veeco Instruments, Inc.*	14,100	(430,755)

		(8,920,304)

Software — (0.1)%
ACI Worldwide, Inc.*	8,700	(188,442)
BroadSoft, Inc.*	5,300	(177,338)
Cadence Design Systems, Inc.*	38,800	(715,472)
Callidus Software, Inc.*	4,400	(55,792)
CDK Global, Inc.	1	(47)
FireEye, Inc.*	4,000	(157,000)
FleetMatics Group PLC*	3,100	(139,035)
Imperva, Inc.*	5,900	(251,930)
Interactive Intelligence Group, Inc.*	1,500	(61,770)
NetSuite, Inc.*	5,600	(519,456)
Oracle Corp.	2,180	(94,067)
Proofpoint, Inc.*	7,800	(461,916)
QLIK Technologies, Inc.*	5,400	(168,102)
Rally Software Development Corp.*	6,500	(101,985)
salesforce.com, Inc.*	8,595	(574,232)
SAP SE (Germany), ADR	7,050	(508,799)
ServiceNow, Inc.*	4,900	(386,022)
Splunk, Inc.*	9,200	(544,640)
TiVo, Inc.*	8,400	(89,124)
Workday, Inc. (Class A Stock)*	6,100	(514,901)

		(5,710,070)

Specialty Retail — (0.1)%
Advance Auto Parts, Inc.	4,500	(673,605)
Bed Bath & Beyond, Inc.*	4,090	(314,010)
Cabela’s, Inc.*	12,200	(682,956)
CarMax, Inc.*	11,970	(826,050)
Five Below, Inc.*	13,100	(465,967)
Men’s Wearhouse, Inc. (The)	9,900	(516,780)
Monro Muffler Brake, Inc.	7,200	(468,360)
Pep Boys-Manny Moe & Jack (The)*	20,500	(197,210)
Restoration Hardware Holdings, Inc.*	7,400	(734,006)
Staples, Inc.	39,977	(651,026)
Tiffany & Co.	6,800	(598,468)

		(6,128,438)

Technology Hardware, Storage & Peripherals
EMC Corp.	12,450	(318,222)
Seagate Technology PLC	11,870	(617,596)
Silicon Graphics International Corp.*	12,200	(106,018)

		(1,041,836)

Textiles, Apparel & Luxury Goods
Crocs, Inc.*	10,700	(126,367)
Hanesbrands, Inc.	18,000	(603,180)
NIKE, Inc. (Class B Stock)	1,400	(140,462)
Quiksilver, Inc.*	72,100	(133,385)
Under Armour, Inc. (Class A Stock)*	13,970	(1,128,078)
VF Corp.	7,000	(527,170)

		(2,658,642)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance
LendingTree, Inc.*	2,300	$(128,823)
New York Community Bancorp, Inc.	34,900	(583,877)
Northwest Bancshares, Inc.	4,614	(54,676)
People’s United Financial, Inc.	22,540	(342,608)
Radian Group, Inc.	10,000	(167,900)

		(1,277,884)

Tobacco
Altria Group, Inc.	5,118	(256,002)
Reynolds American, Inc.	222	(15,298)
Vector Group Ltd.	8,200	(180,154)

		(451,454)

Trading Companies & Distributors
Beacon Roofing Supply, Inc.*	2,000	(62,600)
Fastenal Co.	24,980	(1,035,046)
MSC Industrial Direct Co., Inc. (Class A Stock)	2,500	(180,500)
TAL International Group, Inc.*	13,000	(529,490)

		(1,807,636)

Wireless Telecommunication Services
SBA Communications Corp. (Class A Stock)*	5,000	(585,500)
Sprint Corp.*	13,420	(63,611)

		(649,111)

TOTAL COMMON STOCKS (proceeds received $171,978,899)		(183,059,329)

Interest Rates	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS — (0.4)%
Federal National Mortgage Assoc.
3.500%	TBA	2,000	(2,100,625)
4.000%	TBA	1,000	(1,067,500)
4.500%	TBA	23,000	(25,028,681)
5.500%	TBA	2,000	(2,253,438)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $30,375,938)			(30,450,244)

U.S. TREASURY OBLIGATION
U.S. Treasury Notes (proceeds received $424,137)
0.875%	10/15/17	425	(426,461)

TOTAL SECURITIES SOLD SHORT (proceeds received $202,778,974)			$(213,936,034)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN*
Call Options
10 Year Euro-Bund Futures,
expiring 05/22/15, Strike Price $160.00		EUR	67	$(28,096)
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $128.00			15	(18,750)
expiring 04/24/15, Strike Price $129.00			6	(4,125)
expiring 04/24/15, Strike Price $130.00			25	(8,203)
expiring 05/22/15, Strike Price $129.00			10	(10,625)
expiring 05/22/15, Strike Price $129.50			10	(8,439)
expiring 05/22/15, Strike Price $130.00			51	(34,266)
20 Year U.S. Treasury Bonds Futures,
expiring 04/24/15, Strike Price $165.00			6	(9,189)
expiring 04/24/15, Strike Price $166.00			7	(8,203)
expiring 05/22/15, Strike Price $170.00			12	(12,375)
Australian Dollar Futures,
expiring 04/02/15, Strike Price $0.80			8	(1,120)
expiring 04/02/15, Strike Price $0.80			6	(30)
British Pound Futures,
expiring 05/08/15, Strike Price $1.50			3	(4,425)
Currency Option USD vs BRL,
expiring 07/01/15, @ FX Rate 2.68	Deutsche Bank AG		240	(43,830)
expiring 03/17/16, @ FX Rate 4.00	Credit Suisse First Boston Corp.		700	(26,924)
Currency Option USD vs ILS,
expiring 04/15/15, @ FX Rate 4.07	Bank of America		900	(1,725)
expiring 04/29/15, @ FX Rate 4.08	Goldman Sachs & Co.		500	(1,781)
expiring 05/14/15, @ FX Rate 4.11	UBS AG		400	(1,620)
expiring 05/15/15, @ FX Rate 4.10	Goldman Sachs & Co.		600	(2,725)
expiring 05/20/15, @ FX Rate 4.12	Deutsche Bank AG		700	(2,903)
expiring 05/22/15, @ FX Rate 4.07	Citigroup Global Markets		300	(1,996)
expiring 05/29/15, @ FX Rate 4.13	Hong Kong & Shanghai Bank		800	(3,521)
expiring 06/01/15, @ FX Rate 4.16	Goldman Sachs & Co.		1,000	(3,626)
expiring 06/04/15, @ FX Rate 4.15	Deutsche Bank AG		500	(2,062)
expiring 06/10/15, @ FX Rate 4.17	Citigroup Global Markets		600	(2,351)
Currency Option USD vs INR,

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 06/05/15, @ FX Rate 65.00	JPMorgan Chase		500	$(1,734)
expiring 07/15/15, @ FX Rate 65.00	JPMorgan Chase		500	(4,038)
Euro Futures,
expiring 04/02/15, Strike Price $1.10			1,500	(225)
expiring 04/02/15, Strike Price $1.14			625	(31)
expiring 05/08/15, Strike Price $1.12			6,500	(22,100)
expiring 06/05/15, Strike Price $1.14			750	(2,250)
Euro STOXX 50 Index,
expiring 04/17/15, Strike Price $3,750.00		EUR	2	(54,588)
Home Loan Servicing Solutions Ltd.,
expiring 04/17/15, Strike Price $17.50			11	(3,240)
Interest Rate Swap Options,
Pay a fixed rate of 2.30% and receive a floating rate based on 3 Month LIBOR, expiring 05/29/15	Deutsche Bank AG		4,100	(78,755)
Pay a fixed rate of 0.75% and receive a floating rate based on 3 Month LIBOR, expiring 09/11/15	Goldman Sachs & Co.	EUR	600	(28,357)
Pay a fixed rate of 0.52% and receive a floating rate based on 3 Month LIBOR, expiring 01/19/16	Morgan Stanley		7,700	(2,909)
Pay a fixed rate of 0.66% and receive a floating rate based on 3 Month LIBOR, expiring 01/19/16	Morgan Stanley		7,700	(5,468)
Japanese Yen Futures,
expiring 05/08/15, Strike Price $0.0085			8	(3,300)
Salix Pharmaceuticals Ltd.,
expiring 07/17/15, Strike Price $175.00			5	(270)
Vitesse Semiconductor Corp.,
expiring 05/15/15, Strike Price $5.00			34	(8,525)

				(458,700)

Put Options
1 Year Euro-dollar Mid-Curve Options Futures,
expiring 06/12/15, Strike Price $98.50			135	(1,689)
5 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $119.50			37	(6,359)
10 Year Euro-Bund Futures,

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 05/22/15, Strike Price $154.00		EUR 67	$(5,043)
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $127.00		39	(4,875)
expiring 04/24/15, Strike Price $127.50		60	(13,125)
20 Year U.S. Treasury Bonds Futures,
expiring 04/24/15, Strike Price $160.00		24	(15,000)
expiring 04/24/15, Strike Price $162.00		30	(36,094)
expiring 05/22/15, Strike Price $155.00		12	(4,875)
CDX.O.IG.23,
expiring 04/15/15, Strike Price $1.00	Bank of America	900	(1)
Currency Option USD vs BRL,
expiring 04/23/15, @ FX Rate 3.04	Deutsche Bank AG	500	(2,493)
expiring 05/22/15, @ FX Rate 3.02	Deutsche Bank AG	300	(2,390)
Currency Option EUR vs USD,
expiring 04/08/15, @ FX Rate 1.06	Citigroup Global Markets	EUR 1,890	(8,882)
expiring 04/16/15, @ FX Rate 1.03	Deutsche Bank AG	EUR 1,057	(1,793)
Currency Option USD vs INR,
expiring 06/05/15, @ FX Rate 62.00	JPMorgan Chase	500	(2,422)
expiring 07/15/15, @ FX Rate 61.50	JPMorgan Chase	500	(2,035)
Currency Option USD vs JPY,
expiring 05/27/15, @ FX Rate 113.50	Goldman Sachs & Co.	800	(1,194)
expiring 02/18/16, @ FX Rate 91.00	Barclays Capital Group	1,400	(1,045)
expiring 02/18/16, @ FX Rate 91.00	Goldman Sachs & Co.	1,700	(1,269)
expiring 02/18/16, @ FX Rate 91.00	JPMorgan Chase	3,600	(2,688)
expiring 04/21/16, @ FX Rate 93.00	Citigroup Global Markets	900	(1,324)
expiring 04/21/16, @ FX Rate 94.75	Barclays Capital Group	1,300	(2,351)
expiring 05/19/16, @ FX Rate 92.00	Deutsche Bank AG	1,900	(2,927)
expiring 09/08/16, @ FX Rate 93.00	Bank of America	3,500	(10,198)
expiring 09/08/16, @ FX Rate 95.00	Citigroup Global Markets	5,600	(20,228)
expiring 09/08/16, @ FX Rate 96.00	Citigroup Global Markets	1,600	(6,444)
expiring 09/08/16, @ FX Rate 97.00	Barclays Capital Group	2,300	(10,337)
expiring 02/18/19, @ FX Rate 80.00	Bank of America	1,600	(13,458)
expiring 02/28/19, @ FX Rate 80.00	Bank of America	1,500	(12,823)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Euro Futures,
expiring 05/08/15, Strike Price $1.05		500	$(4,400)
expiring 05/08/15, Strike Price $1.06		1,625	(19,013)
Euro STOXX 50 Index,
expiring 04/17/15, Strike Price $3,450.00		EUR 2	(17,777)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/24/20, Strike Price $34.81	JPMorgan Chase	1,900	(26,185)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets	2,700	(1,591)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	500	(306)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	300	(183)
expiring 04/22/24, Strike Price $43.27	JPMorgan Chase	800	(2,207)
expiring 05/16/24, Strike Price $4.00	JPMorgan Chase	200	(569)
Interest Rate Swap Options,
Receive a fixed rate of 1.30% and pay a floating rate based on 3 Month LIBOR, expiring 09/11/15	Goldman Sachs & Co.	EUR 600	(8,284)
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 09/21/15	Bank of America	8,000	(13,199)
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 09/21/15	Citigroup Global Markets	5,000	(8,250)
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/17	Morgan Stanley	4,200	(104,389)
Japanese Yen Futures,
expiring 04/03/15, Strike Price $0.0083		13	(375)

			(400,090)

TOTAL OPTIONS WRITTEN (premiums received $1,878,980)			(858,790)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 99.8% (cost $6,396,227,415)			7,331,057,136
Other assets in excess of liabilities(x) — 0.2%			14,571,605

NET ASSETS — 100.0%			$7,345,628,741

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $113,669,437; cash collateral of $116,874,463 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post-maturity.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,060,035. The aggregate value of $1,091,259 is approximately 0.01% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by Federal Home Loan Mortgage Corp. (coupon rate 4.000%, maturity date 03/01/43) and U.S. Treasury Securities (coupon rates 2.000%-4.625%, maturity dates 10/31/16-2/15/40) with the aggregate value, including accrued interest, of $68,483,062. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

(n)	Rate shown reflects yield to maturity at purchase date.

(q)	The aggregate value of securities sold short is $213,936,034. Deposit with Credit Suisse First Boston Corp., JPMorgan Chase and BNP Paribas combined with securities segregated as collateral in a combined amount of $365,633,722, exceeds the value of securities sold short as of March 31, 2015. Securities sold short are subject to contractual netting arrangements.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.

(u)	Represents security, or a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $154,022,912.

(v)	Includes an amount of $1,740,055 segregated as collateral for swap agreements.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreement held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
2,073	90 Day Euro Dollar	Sep. 2015	$515,069,038	$515,762,400	$693,362
57	90 Day Euro Dollar	Dec. 2015	14,108,425	14,156,663	48,238
133	90 Day Euro Dollar	Mar. 2016	32,834,175	32,970,700	136,525

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts open at March 31, 2015 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
641	90 Day Euro Dollar	Jun. 2016	$157,750,863	$158,599,425	$848,562
34	90 Day Euro Dollar	Mar. 2017	8,324,125	8,368,250	44,125
132	5 Year Euro-Bobl	Jun. 2015	18,349,025	18,370,315	21,290
194	5 Year U.S. Treasury Notes	Jun. 2015	23,103,930	23,320,922	216,992
405	10 Year Euro-Bund	Jun. 2015	68,509,334	69,135,933	626,599
37	10 Year Japanese Bonds	Jun. 2015	45,389,336	45,417,434	28,098
126	10 Year U.K. Gilt	Jun. 2015	22,119,784	22,569,089	449,305
357	10 Year U.S. Treasury Notes	Jun. 2015	45,585,421	46,019,532	434,111
70	30 Year U.S. Ultra Treasury Bonds	Jun. 2015	11,582,375	11,891,250	308,875
62	Amsterdam Index	Apr. 2015	6,538,236	6,520,526	(17,710)
31	Australian Dollar Currency	Jun. 2015	2,379,405	2,350,110	(29,295)
53	CAC40 10 Euro	Apr. 2015	2,871,223	2,869,917	(1,306)
41	Canadian Dollar Currency	Jun. 2015	3,246,175	3,235,720	(10,455)
170	DAX Index	Jun. 2015	55,194,405	54,885,513	(308,892)
42	Euro Currency	Jun. 2015	5,698,000	5,645,850	(52,150)
2,915	Euro STOXX 50	Jun. 2015	113,163,497	113,807,929	644,432
40	FTSE 100 Index	Jun. 2015	4,015,249	3,991,515	(23,734)
14	FTSE/MIB Index	Jun. 2015	1,690,421	1,717,447	27,026
23	IBEX 35 Index	Apr. 2015	2,763,102	2,841,626	78,524
80	Japanese Yen Currency	Jun. 2015	8,261,313	8,346,000	84,687
85	Mini MSCI EAFE Index	Jun. 2015	7,648,185	7,777,075	128,890
48	Russell 2000 Mini Index	Jun. 2015	5,884,800	5,994,720	109,920
56	S&P 500 E-Mini	Jun. 2015	5,703,618	5,770,240	66,622
346	S&P 500 Index	Jun. 2015	178,925,250	178,259,200	(666,050)
95	S&P Mid Cap 400 E-Mini	Jun. 2015	14,102,220	14,438,100	335,880
25	S&P/TSX 60 Index	Jun. 2015	3,422,974	3,415,973	(7,001)
644	TOPIX Index	Jun. 2015	81,576,229	82,879,393	1,303,164

					5,518,634

Short Positions:
286	90 Day Euro Dollar	Jun. 2015	71,241,688	71,264,050	(22,362)
265	90 Day Euro Dollar	Sep. 2015	65,887,001	65,932,000	(44,999)
243	90 Day Euro Dollar	Dec. 2015	60,215,510	60,352,088	(136,578)
101	90 Day Euro Dollar	Mar. 2016	24,985,349	25,037,900	(52,551)
2	90 Day Euro Dollar	Jun. 2016	494,475	494,850	(375)
46	90 Day Euro Dollar	Sep. 2016	11,348,273	11,359,125	(10,852)
138	90 Day Sterling	Mar. 2016	25,339,178	25,394,063	(54,885)
181	90 Day Sterling	Jun. 2016	33,170,809	33,266,432	(95,623)
79	2 Year U.S. Treasury Notes	Jun. 2015	17,264,018	17,313,344	(49,326)
98	5 Year U.S. Treasury Notes	Jun. 2015	11,659,992	11,780,672	(120,680)
108	10 Year Australian Treasury Bonds	Jun. 2015	74,561,860	74,704,882	(143,022)
176	10 Year Canadian Government Bonds	Jun. 2015	19,786,041	19,835,175	(49,134)
308	10 Year Euro-Bund	Jun. 2015	52,044,498	52,577,450	(532,952)
19	10 Year Japanese Bonds	Jun. 2015	23,322,466	23,322,466	—
3	10 Year Mini Japanese Government Bonds	Jun. 2015	368,858	367,999	859
43	10 Year U.K. Gilt	Jun. 2015	7,581,973	7,702,150	(120,177)
1,216	10 Year U.S. Treasury Notes	Jun. 2015	154,883,913	156,750,001	(1,866,088)
19	10 Year USD Deliverable Interest Rate Swap	Jun. 2015	1,950,469	2,014,891	(64,422)
78	20 Year U.S. Treasury Bonds	Jun. 2015	12,764,706	12,782,250	(17,544)
26	30 Year USD Deliverable Interest Rate Swap	Jun. 2015	2,857,563	3,082,625	(225,062)
6	ASX SPI 200 Index	Jun. 2015	679,715	672,460	7,255
3	British Pound Currency	Jun. 2015	280,306	278,194	2,112
1	DAX Index	Jun. 2015	322,950	322,856	94
22	Euro-BTP Italian Government Bond	Jun. 2015	3,288,574	3,325,477	(36,903)
30	FTSE 100 Index	Jun. 2015	3,033,250	2,993,636	39,614
23	Hang Seng China Enterprises Index	Apr. 2015	3,670,345	3,700,844	(30,499)
152	S&P 500 E-Mini	Jun. 2015	15,608,873	15,662,080	(53,207)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts open at March 31, 2015 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Short Positions (cont’d.)
2	TOPIX Index	Jun. 2015	$260,808	$257,389	$3,419

					(3,673,888)

					$1,844,746

Commodity futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
25	Brent Crude	May 2015	$1,504,500	$1,377,750	$(126,750)
358	Brent Crude	Jul. 2015	21,577,160	20,434,640	(1,142,520)
87	Coffee ’C’	May 2015	5,349,825	4,335,863	(1,013,962)
123	Copper	May 2015	7,909,162	8,425,500	516,338
123	Copper	Sep. 2015	9,103,917	8,433,187	(670,730)
665	Corn	May 2015	13,015,162	12,510,313	(504,849)
73	Cotton No. 2	May 2015	2,263,084	2,303,150	40,066
4	Cotton No. 2	Dec. 2015	132,155	128,680	(3,475)
120	Gasoline RBOB	May 2015	9,166,777	8,920,800	(245,977)
48	Gasoline RBOB	Jul. 2015	3,698,761	3,517,718	(181,043)
312	Gold 100 OZ	Jun. 2015	36,719,760	36,915,840	196,080
42	Hard Red Winter Wheat	May 2015	1,181,808	1,174,425	(7,383)
42	Hard Red Winter Wheat	Jul. 2015	1,283,470	1,183,875	(99,595)
69	Lean Hogs	Jun. 2015	2,150,740	2,092,080	(58,660)
55	Lean Hogs	Oct. 2015	1,546,620	1,521,300	(25,320)
56	Live Cattle	Jun. 2015	3,295,401	3,412,080	116,679
12	Live Cattle	Aug. 2015	689,800	717,600	27,800
18	LME Copper	Jun. 2015	2,623,500	2,721,825	98,325
52	LME Nickel	May 2015	4,664,250	3,858,504	(805,746)
10	LME Nickel	Jun. 2015	837,810	743,040	(94,770)
116	LME PRI Aluminum	May 2015	5,365,086	5,159,825	(205,261)
105	LME PRI Aluminum	Jun. 2015	5,309,239	4,683,000	(626,239)
102	LME PRI Aluminum	Dec. 2015	4,840,937	4,630,163	(210,774)
51	LME Zinc	May 2015	2,731,736	2,649,769	(81,967)
45	LME Zinc	Jun. 2015	2,467,414	2,342,812	(124,602)
15	LME Zinc	Dec. 2015	803,925	787,687	(16,238)
13	Low Sulphur Gas Oil	May 2015	669,500	681,200	11,700
840	Natural Gas	May 2015	23,044,090	22,176,000	(868,090)
129	No. 2 Soft Red Winter Wheat	May 2015	3,392,336	3,300,788	(91,548)
80	No. 2 Soft Red Winter Wheat	Sep. 2015	2,163,526	2,090,000	(73,526)
100	NY Harbor ULSD	May 2015	7,598,412	7,173,600	(424,812)
40	NY Harbor ULSD	Jul. 2015	3,093,766	2,908,416	(185,350)
157	Silver	May 2015	13,249,280	13,029,430	(219,850)
169	Soybean	May 2015	8,322,462	8,223,963	(98,499)
31	Soybean	Nov. 2015	1,507,836	1,480,637	(27,199)
87	Soybean Meal	May 2015	2,808,233	2,843,160	34,927
30	Soybean Meal	Dec. 2015	983,447	956,100	(27,347)
159	Soybean Oil	May 2015	3,049,770	2,899,206	(150,564)
104	Soybean Oil	Jul. 2015	1,986,861	1,910,688	(76,173)
579	Sugar #11 (World)	May 2015	9,608,864	7,736,366	(1,872,498)
415	WTI Crude	May 2015	21,948,390	19,754,000	(2,194,390)

					(11,513,792)

Short Positions:
1	LME Nickel	May 2015	83,400	74,202	9,198
89	LME PRI Aluminum	Jun. 2015	4,238,904	3,969,400	269,504
49	LME PRI Aluminum	Dec. 2015	2,294,300	2,224,294	70,006
27	LME Zinc	Jun. 2015	1,436,309	1,405,687	30,622

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Commodity futures contracts open at March 31, 2015 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Short Positions (cont’d.)
5	LME Zinc	Dec. 2015	$271,625	$262,563	$9,062

					388,392

					$(11,125,400)

(1)	Cash of $5,189,138 has been segregated with Goldman Sachs & Co. and U.S. Treasury Obligations with a market value of $30,522,316, $17,719,204 and $17,199,767 have been segregated with Goldman Sachs & Co., Morgan Stanley and Credit Suisse First Boston Corp., respectively to cover requirement for open contracts at March 31, 2015. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of March 31, 2015.

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/02/15	BNP Paribas	AUD	2,345	$1,780,453	$1,785,849	$5,396
Expiring 04/02/15	Citigroup Global Markets	AUD	6,711	5,288,014	5,110,559	(177,455)
Expiring 06/17/15	Barclays Capital Group	AUD	38,667	29,303,710	29,321,472	17,762
Expiring 06/17/15	Barclays Capital Group	AUD	14,103	10,687,671	10,694,149	6,478
Expiring 06/17/15	Barclays Capital Group	AUD	5,558	4,245,851	4,214,750	(31,101)
Expiring 06/17/15	Barclays Capital Group	AUD	4,965	3,807,947	3,764,819	(43,128)
Expiring 06/17/15	Barclays Capital Group	AUD	4,686	3,563,445	3,553,274	(10,171)
Expiring 06/17/15	Barclays Capital Group	AUD	3,196	2,476,970	2,423,468	(53,502)
Expiring 06/17/15	Barclays Capital Group	AUD	2,750	2,153,464	2,085,338	(68,126)
Expiring 06/17/15	Barclays Capital Group	AUD	2,163	1,644,951	1,640,256	(4,695)
Expiring 06/17/15	Barclays Capital Group	AUD	1,914	1,462,188	1,451,477	(10,711)
Expiring 06/17/15	Barclays Capital Group	AUD	1,802	1,382,146	1,366,492	(15,654)
Expiring 06/17/15	Barclays Capital Group	AUD	1,270	994,779	963,309	(31,470)
Expiring 06/17/15	Barclays Capital Group	AUD	1,050	813,654	796,079	(17,575)
Expiring 06/17/15	Morgan Stanley	AUD	23,867	18,542,226	18,098,439	(443,787)
Expiring 06/17/15	Morgan Stanley	AUD	18,234	14,165,774	13,826,733	(339,041)
Expiring 06/17/15	Morgan Stanley	AUD	6,131	4,710,342	4,649,108	(61,234)
Expiring 06/17/15	Morgan Stanley	AUD	3,052	2,344,472	2,313,994	(30,478)
Brazilian Real,
Expiring 04/02/15	Barclays Capital Group	BRL	3,293	1,015,329	1,031,309	15,980
Expiring 04/02/15	Barclays Capital Group	BRL	2,783	879,222	871,528	(7,694)
Expiring 04/02/15	Barclays Capital Group	BRL	2,530	788,570	792,214	3,644
Expiring 04/02/15	Barclays Capital Group	BRL	1,978	621,817	619,491	(2,326)
Expiring 04/02/15	BNP Paribas	BRL	3,355	1,110,970	1,050,696	(60,274)
Expiring 04/02/15	BNP Paribas	BRL	2,182	698,680	683,223	(15,457)
Expiring 04/02/15	BNP Paribas	BRL	688	210,000	215,541	5,541
Expiring 04/02/15	BNP Paribas	BRL	13	4,000	4,077	77
Expiring 04/02/15	Citigroup Global Markets	BRL	6,602	2,057,980	2,067,490	9,510
Expiring 04/02/15	Citigroup Global Markets	BRL	3,273	1,024,497	1,025,061	564
Expiring 04/02/15	Citigroup Global Markets	BRL	1,141	357,981	357,281	(700)
Expiring 04/02/15	Credit Suisse First Boston Corp.	BRL	262	81,683	82,060	377
Expiring 04/02/15	Deutsche Bank AG	BRL	271	84,491	84,881	390
Expiring 04/02/15	Hong Kong & Shanghai Bank	BRL	12,791	4,408,298	4,005,475	(402,823)
Expiring 04/02/15	Hong Kong & Shanghai Bank	BRL	1,258	428,000	393,789	(34,211)
Expiring 04/02/15	JPMorgan Chase	BRL	22,061	7,684,464	6,908,572	(775,892)
Expiring 04/02/15	JPMorgan Chase	BRL	4,317	1,430,000	1,351,970	(78,030)
Expiring 04/02/15	JPMorgan Chase	BRL	3,433	1,070,020	1,074,965	4,945
Expiring 04/02/15	JPMorgan Chase	BRL	2,017	700,000	631,552	(68,448)
Expiring 04/02/15	JPMorgan Chase	BRL	1,390	445,079	435,302	(9,777)
Expiring 04/02/15	JPMorgan Chase	BRL	601	209,449	188,301	(21,148)
Expiring 04/02/15	UBS AG	BRL	1,484	462,601	464,739	2,138
Expiring 04/16/15	Bank of America	BRL	5,640	2,077,195	1,759,697	(317,498)
Expiring 04/16/15	Barclays Capital Group	BRL	1,018	368,346	317,710	(50,636)
Expiring 04/16/15	Citigroup Global Markets	BRL	3,290	1,202,485	1,026,490	(175,995)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real (cont’d.),
Expiring 05/05/15	Bank of America	BRL	3,273	$1,006,107	$1,015,886	$9,779
Expiring 05/05/15	BNP Paribas	BRL	1,141	354,164	354,083	(81)
Expiring 05/05/15	Deutsche Bank AG	BRL	3,293	998,112	1,022,078	23,966
Expiring 05/05/15	Goldman Sachs & Co.	BRL	4,761	1,477,895	1,477,673	(222)
Expiring 05/05/15	JPMorgan Chase	BRL	26,024	8,026,998	8,076,615	49,617
Expiring 05/05/15	JPMorgan Chase	BRL	6,950	2,143,663	2,156,914	13,251
Expiring 05/26/15	Bank of America	BRL	3,360	1,029,727	1,035,872	6,145
British Pound,
Expiring 04/02/15	Goldman Sachs & Co.	GBP	20,169	29,953,506	29,918,153	(35,353)
Expiring 04/02/15	Goldman Sachs & Co.	GBP	4,186	6,216,737	6,209,400	(7,337)
Expiring 04/02/15	Goldman Sachs & Co.	GBP	1,865	2,784,323	2,766,491	(17,832)
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	342	573,801	506,871	(66,930)
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	22	37,585	32,835	(4,750)
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	9	15,389	13,367	(2,022)
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	5	7,980	7,089	(891)
Expiring 05/13/15	Citigroup Global Markets	GBP	129	195,848	190,514	(5,334)
Expiring 06/17/15	Barclays Capital Group	GBP	8,643	13,009,370	12,814,657	(194,713)
Expiring 06/17/15	Barclays Capital Group	GBP	3,043	4,523,787	4,511,474	(12,313)
Expiring 06/17/15	Barclays Capital Group	GBP	582	865,722	863,366	(2,356)
Expiring 06/17/15	Morgan Stanley	GBP	2,736	4,055,807	4,056,806	999
Expiring 06/17/15	Morgan Stanley	GBP	1,283	1,901,162	1,901,630	468
Expiring 06/17/15	Morgan Stanley	GBP	685	1,044,428	1,016,002	(28,426)
Expiring 06/17/15	UBS AG	GBP	1,500	2,243,556	2,223,904	(19,652)
Canadian Dollar,
Expiring 04/02/15	Goldman Sachs & Co.	CAD	9,498	7,589,293	7,498,928	(90,365)
Expiring 04/02/15	JPMorgan Chase	CAD	322	254,309	254,228	(81)
Expiring 06/17/15	Barclays Capital Group	CAD	10,528	8,431,686	8,303,181	(128,505)
Expiring 06/17/15	Barclays Capital Group	CAD	8,706	6,862,537	6,866,681	4,144
Expiring 06/17/15	Barclays Capital Group	CAD	4,233	3,390,455	3,338,782	(51,673)
Expiring 06/17/15	Barclays Capital Group	CAD	3,195	2,524,619	2,520,273	(4,346)
Expiring 06/17/15	Barclays Capital Group	CAD	1,628	1,285,843	1,283,630	(2,213)
Expiring 06/17/15	Citigroup Global Markets	CAD	61	47,377	47,819	442
Expiring 06/17/15	Citigroup Global Markets	CAD	49	38,898	38,462	(436)
Expiring 06/17/15	Morgan Stanley	CAD	9,068	7,235,894	7,152,051	(83,843)
Expiring 06/17/15	Morgan Stanley	CAD	4,460	3,558,838	3,517,601	(41,237)
Expiring 06/17/15	Morgan Stanley	CAD	2,632	2,071,164	2,076,188	5,024
Expiring 06/17/15	Morgan Stanley	CAD	859	685,848	677,637	(8,211)
Expiring 06/17/15	Morgan Stanley	CAD	393	313,388	309,636	(3,752)
Chinese Yuan,
Expiring 04/16/15	Bank of America	CNY	18,540	2,966,813	2,984,418	17,605
Expiring 04/16/15	Citigroup Global Markets	CNY	40	6,404	6,439	35
Expiring 09/08/15	Barclays Capital Group	CNY	1,596	260,000	253,371	(6,629)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,448	571,428	547,199	(24,229)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,530	252,893	242,833	(10,060)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,090	177,000	173,049	(3,951)
Expiring 09/08/15	Morgan Stanley	CNY	738	120,000	117,131	(2,869)
Expiring 09/08/15	Morgan Stanley	CNY	554	90,000	87,919	(2,081)
Colombian Peso,
Expiring 04/16/15	Bank of America	COP	1,487,820	604,191	571,076	(33,115)
Euro,
Expiring 04/02/15	Barclays Capital Group	EUR	313	349,503	336,562	(12,941)
Expiring 04/02/15	BNP Paribas	EUR	8,064	9,055,396	8,671,023	(384,373)
Expiring 04/02/15	BNP Paribas	EUR	1,790	2,029,065	1,924,743	(104,322)
Expiring 04/02/15	Deutsche Bank AG	EUR	4,573	5,190,899	4,917,236	(273,663)
Expiring 04/02/15	Hong Kong & Shanghai Bank	EUR	25,004	27,453,620	26,885,929	(567,691)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 04/02/15	JPMorgan Chase	EUR	810	$859,586	$870,973	$11,387
Expiring 04/02/15	UBS AG	EUR	93,809	103,068,220	100,870,809	(2,197,411)
Expiring 04/07/15	Credit Suisse First Boston Corp.	EUR	3	2,841	2,823	(18)
Expiring 04/16/15	Bank of America	EUR	137	161,759	147,449	(14,310)
Expiring 05/06/15	BNP Paribas	EUR	874	948,208	940,233	(7,975)
Expiring 05/06/15	BNP Paribas	EUR	344	374,659	370,069	(4,590)
Expiring 05/06/15	UBS AG	EUR	1,094	1,174,912	1,176,905	1,993
Expiring 05/13/15	Citigroup Global Markets	EUR	2,420	2,760,905	2,603,630	(157,275)
Expiring 05/19/15	Citigroup Global Markets	EUR	362	409,601	389,499	(20,102)
Expiring 05/19/15	Goldman Sachs & Co.	EUR	1,092	1,238,530	1,174,953	(63,577)
Expiring 06/09/15	Royal Bank of Scotland Group PLC	EUR	83	102,754	88,794	(13,960)
Expiring 06/17/15	Barclays Capital Group	EUR	7,611	8,024,316	8,192,489	168,173
Expiring 06/17/15	Barclays Capital Group	EUR	7,196	7,744,567	7,745,318	751
Expiring 06/17/15	Barclays Capital Group	EUR	5,073	5,568,426	5,460,702	(107,724)
Expiring 06/17/15	Barclays Capital Group	EUR	3,792	4,023,038	4,081,197	58,159
Expiring 06/17/15	Barclays Capital Group	EUR	3,585	3,780,084	3,859,307	79,223
Expiring 06/17/15	Barclays Capital Group	EUR	2,728	2,931,510	2,936,889	5,379
Expiring 06/17/15	Barclays Capital Group	EUR	1,940	2,129,230	2,088,039	(41,191)
Expiring 06/17/15	Barclays Capital Group	EUR	1,832	1,944,039	1,972,143	28,104
Expiring 06/17/15	Citigroup Global Markets	EUR	3	2,705	2,690	(15)
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	169	213,979	182,180	(31,799)
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	72	90,422	77,580	(12,842)
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	70	88,991	75,130	(13,861)
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	49	61,764	52,349	(9,415)
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	46	58,330	49,187	(9,143)
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	26	33,017	28,015	(5,002)
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	16	20,698	17,520	(3,178)
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	12	15,318	12,986	(2,332)
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	6	6,117	6,077	(40)
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	4	5,199	4,408	(791)
Expiring 06/17/15	Morgan Stanley	EUR	7,525	8,272,717	8,100,087	(172,630)
Expiring 06/17/15	Morgan Stanley	EUR	7,249	7,701,720	7,803,187	101,467
Expiring 06/17/15	Morgan Stanley	EUR	3,700	3,931,071	3,982,861	51,790
Expiring 06/17/15	Morgan Stanley	EUR	3,115	3,424,568	3,353,106	(71,462)
Expiring 06/17/15	Morgan Stanley	EUR	1,016	1,078,698	1,093,245	14,547
Expiring 11/09/15	Royal Bank of Scotland Group PLC	EUR	35	43,167	37,330	(5,837)
Expiring 04/05/16	Credit Suisse First Boston Corp.	EUR	3	2,864	2,845	(19)
Expiring 04/05/17	Credit Suisse First Boston Corp.	EUR	3	2,920	2,881	(39)
Indian Rupee,
Expiring 04/13/15	JPMorgan Chase	INR	366,097	5,747,200	5,833,381	86,181
Expiring 04/13/15	JPMorgan Chase	INR	238,157	3,738,733	3,794,796	56,063
Expiring 04/16/15	Barclays Capital Group	INR	405,550	6,431,381	6,457,812	26,431
Expiring 04/16/15	Barclays Capital Group	INR	89,640	1,423,987	1,427,390	3,403
Expiring 04/16/15	Barclays Capital Group	INR	8,270	132,130	131,688	(442)
Expiring 04/16/15	Citigroup Global Markets	INR	21,520	341,533	342,676	1,143
Expiring 05/15/15	Citigroup Global Markets	INR	169,708	2,727,764	2,684,932	(42,832)
Expiring 05/18/15	Goldman Sachs & Co.	INR	105,694	1,677,147	1,671,028	(6,119)
Expiring 06/26/15	UBS AG	INR	366,097	5,759,406	5,741,274	(18,132)
Israeli Shekel,
Expiring 04/14/15	Goldman Sachs & Co.	ILS	34,728	8,807,435	8,726,960	(80,475)
Expiring 06/11/15	Citigroup Global Markets	ILS	3,924	984,105	986,242	2,137
Japanese Yen,
Expiring 04/02/15	Bank of America	JPY	420,800	3,520,427	3,508,679	(11,748)
Expiring 04/02/15	Citigroup Global Markets	JPY	97,000	808,880	808,797	(83)
Expiring 04/02/15	Citigroup Global Markets	JPY	83,000	695,304	692,064	(3,240)
Expiring 04/02/15	Credit Suisse First Boston Corp.	JPY	2,546,886	21,296,369	21,236,231	(60,138)
Expiring 04/02/15	JPMorgan Chase	JPY	52,600	443,065	438,585	(4,480)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (cont’d.),
Expiring 04/16/15	Bank of America	JPY	146,460	$1,256,628	$1,221,474	$(35,154)
Expiring 05/08/15	BNP Paribas	JPY	882,900	7,405,842	7,365,673	(40,169)
Expiring 05/13/15	Citigroup Global Markets	JPY	12,000	99,199	100,117	918
Expiring 06/17/15	Barclays Capital Group	JPY	2,226,071	18,293,314	18,581,278	287,964
Expiring 06/17/15	Barclays Capital Group	JPY	1,556,973	12,846,974	12,996,239	149,265
Expiring 06/17/15	Barclays Capital Group	JPY	1,153,580	9,479,844	9,629,071	149,227
Expiring 06/17/15	Barclays Capital Group	JPY	357,625	2,950,853	2,985,138	34,285
Expiring 06/17/15	Barclays Capital Group	JPY	271,479	2,269,585	2,266,064	(3,521)
Expiring 06/17/15	Barclays Capital Group	JPY	139,376	1,165,193	1,163,386	(1,807)
Expiring 06/17/15	Morgan Stanley	JPY	4,889,442	40,850,798	40,812,744	(38,054)
Expiring 06/17/15	Morgan Stanley	JPY	843,077	7,043,822	7,037,260	(6,562)
Expiring 06/17/15	Morgan Stanley	JPY	701,541	5,785,073	5,855,845	70,772
Expiring 06/17/15	Morgan Stanley	JPY	364,904	3,008,175	3,045,900	37,725
Expiring 06/17/15	Morgan Stanley	JPY	290,327	2,394,104	2,423,393	29,289
Expiring 06/17/15	Morgan Stanley	JPY	262,255	2,194,298	2,189,074	(5,224)
Expiring 06/17/15	Morgan Stanley	JPY	172,934	1,434,280	1,443,499	9,219
Expiring 06/17/15	Morgan Stanley	JPY	76,122	636,912	635,396	(1,516)
Expiring 06/17/15	Morgan Stanley	JPY	65,131	537,773	543,655	5,882
Expiring 06/17/15	Morgan Stanley	JPY	56,414	467,883	470,890	3,007
Malaysian Ringgit,
Expiring 04/13/15	Credit Suisse First Boston Corp.	MYR	35,097	9,724,832	9,464,785	(260,047)
Expiring 04/16/15	Bank of America	MYR	4,810	1,325,617	1,296,764	(28,853)
Expiring 04/16/15	Citigroup Global Markets	MYR	4,970	1,378,067	1,339,899	(38,168)
Mexican Peso,
Expiring 04/01/15	BNP Paribas	MXN	27,461	1,824,751	1,800,164	(24,587)
Expiring 04/16/15	Barclays Capital Group	MXN	38,602	2,629,118	2,527,907	(101,211)
Expiring 04/16/15	Charles Schwab	MXN	10,279	697,454	673,131	(24,323)
Expiring 04/16/15	Citigroup Global Markets	MXN	14,590	957,632	955,460	(2,172)
Expiring 05/05/15	Barclays Capital Group	MXN	6,960	461,526	455,192	(6,334)
Expiring 05/05/15	BNP Paribas	MXN	22,310	1,488,226	1,459,101	(29,125)
Expiring 05/05/15	BNP Paribas	MXN	5,125	336,990	335,159	(1,831)
Expiring 05/05/15	Citigroup Global Markets	MXN	7,266	491,401	475,205	(16,196)
Expiring 05/05/15	Citigroup Global Markets	MXN	4,371	292,598	285,869	(6,729)
Expiring 05/05/15	Citigroup Global Markets	MXN	2,561	166,627	167,493	866
Expiring 05/05/15	Credit Suisse First Boston Corp.	MXN	7,360	485,959	481,353	(4,606)
Expiring 05/05/15	Hong Kong & Shanghai Bank	MXN	1,265	81,000	82,699	1,699
Expiring 05/05/15	UBS AG	MXN	8,694	584,000	568,591	(15,409)
Expiring 05/05/15	UBS AG	MXN	5,109	348,132	334,136	(13,996)
Expiring 05/05/15	UBS AG	MXN	2,456	163,466	160,625	(2,841)
Expiring 06/15/15	Barclays Capital Group	MXN	18,350	1,178,662	1,196,759	18,097
New Zealand Dollar,
Expiring 06/17/15	Morgan Stanley	NZD	50,742	37,786,635	37,646,407	(140,228)
Expiring 06/17/15	Morgan Stanley	NZD	12,414	9,244,555	9,210,248	(34,307)
Expiring 06/17/15	Morgan Stanley	NZD	5,305	3,822,037	3,935,611	113,574
Expiring 06/17/15	Morgan Stanley	NZD	4,529	3,328,000	3,360,149	32,149
Expiring 06/17/15	Morgan Stanley	NZD	2,899	2,166,808	2,150,772	(16,036)
Expiring 06/17/15	Morgan Stanley	NZD	2,766	1,993,085	2,052,311	59,226
Expiring 06/17/15	Morgan Stanley	NZD	1,885	1,385,269	1,398,651	13,382
Expiring 06/17/15	Morgan Stanley	NZD	1,503	1,123,394	1,115,080	(8,314)
Norwegian Krone,
Expiring 06/17/15	Barclays Capital Group	NOK	493,920	61,158,936	61,182,350	23,414
Expiring 06/17/15	Barclays Capital Group	NOK	321,573	39,818,332	39,833,576	15,244
Expiring 06/17/15	Barclays Capital Group	NOK	55,652	7,034,083	6,893,618	(140,465)
Expiring 06/17/15	Barclays Capital Group	NOK	31,511	3,891,734	3,903,290	11,556
Expiring 06/17/15	Barclays Capital Group	NOK	30,787	3,678,186	3,813,605	135,419
Expiring 06/17/15	Barclays Capital Group	NOK	25,846	3,266,825	3,201,589	(65,236)
Expiring 06/17/15	Barclays Capital Group	NOK	17,145	2,138,330	2,123,706	(14,624)
Expiring 06/17/15	Barclays Capital Group	NOK	17,056	2,106,517	2,112,772	6,255
Expiring 06/17/15	Barclays Capital Group	NOK	5,236	626,786	648,624	21,838

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone (cont’d.),
Expiring 06/17/15	Barclays Capital Group	NOK	3,075	$367,390	$380,916	$13,526
Expiring 06/17/15	Citigroup Global Markets	NOK	555	66,965	68,697	1,732
Expiring 06/17/15	Citigroup Global Markets	NOK	304	39,277	37,699	(1,578)
Expiring 06/17/15	Credit Suisse First Boston Corp.	NOK	555	67,152	68,698	1,546
Expiring 06/17/15	Credit Suisse First Boston Corp.	NOK	304	39,296	37,700	(1,596)
Expiring 06/17/15	Morgan Stanley	NOK	57,352	7,386,327	7,104,239	(282,088)
Expiring 06/17/15	Morgan Stanley	NOK	36,359	4,528,000	4,503,820	(24,180)
Expiring 06/17/15	Morgan Stanley	NOK	33,035	3,973,517	4,092,067	118,550
Expiring 06/17/15	Morgan Stanley	NOK	31,739	3,817,693	3,931,594	113,901
Expiring 06/17/15	Morgan Stanley	NOK	27,222	3,263,639	3,371,963	108,324
Expiring 06/17/15	Morgan Stanley	NOK	25,390	3,269,958	3,145,076	(124,882)
Expiring 06/17/15	Morgan Stanley	NOK	9,954	1,266,370	1,233,052	(33,318)
Expiring 06/17/15	Morgan Stanley	NOK	866	110,140	107,242	(2,898)
Expiring 06/29/15	Royal Bank of Scotland Group PLC	NOK	1,546	248,437	191,452	(56,985)
Expiring 04/27/16	Royal Bank of Scotland Group PLC	NOK	2,551	406,761	315,394	(91,367)
Polish Zloty,
Expiring 04/16/15	Barclays Capital Group	PLN	160	42,661	42,198	(463)
Expiring 05/13/15	Bank of America	PLN	2,238	606,161	589,572	(16,589)
Expiring 07/30/15	JPMorgan Chase	PLN	2,269	604,191	596,347	(7,844)
Russian Ruble,
Expiring 04/16/15	Barclays Capital Group	RUB	15,598	221,688	265,872	44,184
Expiring 04/16/15	Citigroup Global Markets	RUB	50,320	748,253	857,718	109,465
Singapore Dollar,
Expiring 06/17/15	Barclays Capital Group	SGD	8,387	6,133,382	6,099,226	(34,156)
Expiring 06/17/15	Barclays Capital Group	SGD	2,350	1,718,699	1,709,128	(9,571)
Expiring 06/17/15	Morgan Stanley	SGD	680	487,396	494,472	7,076
South African Rand,
Expiring 04/16/15	Bank of America	ZAR	22,421	1,963,146	1,843,397	(119,749)
Expiring 04/16/15	Citigroup Global Markets	ZAR	25,163	2,169,851	2,068,802	(101,049)
South Korean Won,
Expiring 04/16/15	Barclays Capital Group	KRW	1,484,060	1,364,026	1,336,915	(27,111)
Swedish Krona,
Expiring 06/17/15	Barclays Capital Group	SEK	20,953	2,469,614	2,436,008	(33,606)
Expiring 06/17/15	Morgan Stanley	SEK	16,829	2,020,005	1,956,510	(63,495)
Expiring 06/17/15	Morgan Stanley	SEK	11,784	1,410,089	1,370,043	(40,046)
Expiring 08/12/15	Hong Kong & Shanghai Bank	SEK	40,245	4,806,566	4,684,231	(122,335)
Swiss Franc,
Expiring 06/17/15	Morgan Stanley	CHF	9,551	9,547,101	9,859,664	312,563
Expiring 06/17/15	Morgan Stanley	CHF	1,752	1,750,789	1,808,108	57,319

				$947,729,218	$939,633,671	(8,095,547)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/02/15	Citigroup Global Markets	AUD	9,056	$7,033,941	$6,896,409	$137,532
Expiring 05/06/15	Citigroup Global Markets	AUD	6,711	5,277,438	5,100,172	177,266
Expiring 06/17/15	Barclays Capital Group	AUD	3,872	2,957,960	2,935,897	22,063
Expiring 06/17/15	Barclays Capital Group	AUD	2,837	2,222,711	2,151,302	71,409
Expiring 06/17/15	Barclays Capital Group	AUD	1,894	1,484,127	1,436,446	47,681
Expiring 06/17/15	Barclays Capital Group	AUD	1,337	1,021,590	1,013,970	7,620
Expiring 06/17/15	UBS AG	AUD	5,100	3,907,707	3,867,327	40,380
Brazilian Real,
Expiring 04/02/15	Bank of America	BRL	3,273	1,014,338	1,025,061	(10,723)
Expiring 04/02/15	Barclays Capital Group	BRL	2,530	1,045,258	792,215	253,043
Expiring 04/02/15	BNP Paribas	BRL	3,889	1,212,182	1,217,784	(5,602)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real (cont’d.),
Expiring 04/02/15	BNP Paribas	BRL	1,334	$420,000	$417,601	$2,399
Expiring 04/02/15	BNP Paribas	BRL	1,141	357,085	357,281	(196)
Expiring 04/02/15	BNP Paribas	BRL	315	100,000	98,536	1,464
Expiring 04/02/15	Citigroup Global Markets	BRL	6,602	2,689,754	2,067,491	622,263
Expiring 04/02/15	Credit Suisse First Boston Corp.	BRL	687	210,000	215,048	(5,048)
Expiring 04/02/15	Credit Suisse First Boston Corp.	BRL	262	84,000	82,060	1,940
Expiring 04/02/15	Deutsche Bank AG	BRL	271	87,000	84,882	2,118
Expiring 04/02/15	Goldman Sachs & Co.	BRL	4,761	1,490,199	1,491,019	(820)
Expiring 04/02/15	Hong Kong & Shanghai Bank	BRL	10,693	3,333,164	3,348,567	(15,403)
Expiring 04/02/15	Hong Kong & Shanghai Bank	BRL	3,355	1,110,474	1,050,697	59,777
Expiring 04/02/15	JPMorgan Chase	BRL	26,024	8,094,410	8,149,560	(55,150)
Expiring 04/02/15	JPMorgan Chase	BRL	6,950	2,161,666	2,176,394	(14,728)
Expiring 04/02/15	JPMorgan Chase	BRL	409	133,000	128,138	4,862
Expiring 04/02/15	JPMorgan Chase	BRL	297	95,000	92,970	2,030
Expiring 04/02/15	JPMorgan Chase	BRL	154	50,000	48,172	1,828
Expiring 04/02/15	UBS AG	BRL	1,484	470,000	464,739	5,261
Expiring 04/16/15	Bank of America	BRL	1,870	689,147	583,446	105,701
Expiring 04/16/15	Bank of America	BRL	1,833	668,078	571,882	96,196
Expiring 04/16/15	Barclays Capital Group	BRL	16,920	6,181,274	5,279,093	902,181
Expiring 04/16/15	Citigroup Global Markets	BRL	2,026	613,483	632,165	(18,682)
Expiring 05/26/15	Bank of America	BRL	2,062	700,000	635,766	64,234
Expiring 06/15/15	Citigroup Global Markets	BRL	9,081	2,852,625	2,781,290	71,335
Expiring 07/02/15	BNP Paribas	BRL	18,856	7,483,080	5,743,475	1,739,605
Expiring 07/02/15	BNP Paribas	BRL	344	136,578	104,822	31,756
Expiring 07/02/15	Credit Suisse First Boston Corp.	BRL	3,609	1,322,171	1,099,256	222,915
Expiring 07/02/15	Credit Suisse First Boston Corp.	BRL	3,455	1,265,730	1,052,331	213,399
Expiring 07/02/15	Deutsche Bank AG	BRL	24,394	8,991,333	7,430,228	1,561,105
Expiring 07/02/15	Deutsche Bank AG	BRL	11,543	4,254,591	3,515,895	738,696
Expiring 10/02/15	BNP Paribas	BRL	3,600	1,129,944	1,064,901	65,043
Expiring 10/02/15	Goldman Sachs & Co.	BRL	19,100	7,211,085	5,649,887	1,561,198
Expiring 10/02/15	JPMorgan Chase	BRL	3,300	1,079,307	976,153	103,154
Expiring 10/02/15	UBS AG	BRL	8,500	3,297,513	2,514,347	783,166
Expiring 01/05/16	JPMorgan Chase	BRL	32,600	10,943,637	9,400,312	1,543,325
Expiring 01/05/16	JPMorgan Chase	BRL	5,200	1,814,059	1,499,436	314,623
Expiring 04/04/16	JPMorgan Chase	BRL	4,768	1,430,000	1,349,175	80,825
Expiring 04/04/16	JPMorgan Chase	BRL	2,231	700,000	631,217	68,783
British Pound,
Expiring 04/02/15	Bank of America	GBP	134	198,058	198,772	(714)
Expiring 04/02/15	Deutsche Bank AG	GBP	22,034	34,176,937	32,684,644	1,492,293
Expiring 04/02/15	Deutsche Bank AG	GBP	4,052	6,285,057	6,010,628	274,429
Expiring 04/07/15	Bank of America	GBP	1,598	2,408,570	2,370,350	38,220
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	134	224,487	198,638	25,849
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	103	173,422	152,201	21,221
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	82	136,828	120,910	15,918
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	47	78,123	68,977	9,146
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	5	7,817	6,874	943
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	4	6,471	5,712	759
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	4	6,285	5,547	738
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	1	1,485	1,304	181
Expiring 05/06/15	BNP Paribas	GBP	133	198,918	197,242	1,676
Expiring 05/06/15	Goldman Sachs & Co.	GBP	20,169	29,947,490	29,911,152	36,338

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
British Pound (cont’d.),
Expiring 05/06/15	Goldman Sachs & Co.	GBP	4,186	$ 6,215,489	$ 6,207,947	$7,542
Expiring 05/13/15	Citigroup Global Markets	GBP	129	191,742	190,514	1,228
Expiring 06/17/15	Barclays Capital Group	GBP	5,807	8,573,018	8,609,472	(36,454)
Expiring 06/17/15	Barclays Capital Group	GBP	3,767	5,641,146	5,584,691	56,455
Expiring 06/17/15	Barclays Capital Group	GBP	3,640	5,528,334	5,397,324	131,010
Expiring 06/17/15	Barclays Capital Group	GBP	2,758	4,071,424	4,088,736	(17,312)
Expiring 06/17/15	Barclays Capital Group	GBP	2,443	3,680,414	3,622,260	58,154
Expiring 06/17/15	Barclays Capital Group	GBP	1,975	2,927,153	2,928,568	(1,415)
Expiring 06/17/15	Barclays Capital Group	GBP	1,957	2,931,455	2,902,118	29,337
Expiring 06/17/15	Barclays Capital Group	GBP	1,859	2,797,332	2,755,464	41,868
Expiring 06/17/15	Barclays Capital Group	GBP	1,068	1,608,494	1,583,078	25,416
Expiring 06/17/15	Barclays Capital Group	GBP	891	1,353,653	1,321,574	32,079
Expiring 06/17/15	Barclays Capital Group	GBP	780	1,156,336	1,156,895	(559)
Expiring 06/17/15	Morgan Stanley	GBP	11,162	17,011,958	16,548,945	463,013
Expiring 06/17/15	Morgan Stanley	GBP	5,508	8,165,550	8,166,323	(773)
Expiring 06/17/15	Morgan Stanley	GBP	2,440	3,617,181	3,617,523	(342)
Canadian Dollar,
Expiring 04/02/15	BNP Paribas	CAD	9,498	7,599,373	7,498,928	100,445
Expiring 04/02/15	Citigroup Global Markets	CAD	1,029	822,909	812,423	10,486
Expiring 05/06/15	Goldman Sachs & Co.	CAD	9,498	7,585,838	7,495,678	90,160
Expiring 06/17/15	Barclays Capital Group	CAD	34,242	26,991,138	27,007,436	(16,298)
Expiring 06/17/15	Barclays Capital Group	CAD	8,300	6,472,687	6,546,081	(73,394)
Expiring 06/17/15	Barclays Capital Group	CAD	3,931	3,065,335	3,100,093	(34,758)
Expiring 06/17/15	Citigroup Global Markets	CAD	124	99,018	97,611	1,407
Expiring 06/17/15	Citigroup Global Markets	CAD	52	41,487	40,770	717
Expiring 06/17/15	Citigroup Global Markets	CAD	11	8,679	8,650	29
Expiring 06/17/15	Credit Suisse First Boston Corp.	CAD	124	99,018	97,612	1,406
Expiring 06/17/15	Credit Suisse First Boston Corp.	CAD	52	41,487	40,770	717
Expiring 06/17/15	Credit Suisse First Boston Corp.	CAD	49	38,930	38,463	467
Expiring 06/17/15	Credit Suisse First Boston Corp.	CAD	23	18,236	18,396	(160)
Expiring 06/17/15	Credit Suisse First Boston Corp.	CAD	11	8,679	8,650	29
Expiring 06/17/15	Credit Suisse First Boston Corp.	CAD	9	7,364	7,276	88
Expiring 06/17/15	Credit Suisse First Boston Corp.	CAD	5	4,070	4,110	(40)
Expiring 06/17/15	Credit Suisse First Boston Corp.	CAD	1	366	362	4
Expiring 06/17/15	Morgan Stanley	CAD	21,371	16,815,038	16,855,828	(40,790)
Expiring 06/17/15	Morgan Stanley	CAD	2,668	2,134,928	2,104,054	30,874
Expiring 06/17/15	Morgan Stanley	CAD	2,444	1,929,562	1,927,324	2,238
Expiring 06/17/15	UBS AG	CAD	5,600	4,420,905	4,416,810	4,095
Chinese Yuan,
Expiring 04/16/15	Barclays Capital Group	CNY	9,020	1,443,708	1,451,966	(8,258)
Expiring 04/16/15	Goldman Sachs & Co.	CNY	7,852	1,264,963	1,263,891	1,072
Colombian Peso,
Expiring 04/16/15	Barclays Capital Group	COP	1,487,820	600,848	571,076	29,772
Danish Krone,
Expiring 10/01/15	UBS AG	DKK	10,864	1,665,236	1,572,814	92,422
Expiring 01/04/16	Deutsche Bank AG	DKK	75,927	11,777,106	11,030,918	746,188
Expiring 01/04/16	Deutsche Bank AG	DKK	35,911	5,540,111	5,217,265	322,846
Euro,
Expiring 04/02/15	BNP Paribas	EUR	2,148	2,288,417	2,309,692	(21,275)
Expiring 04/02/15	BNP Paribas	EUR	1,527	1,670,511	1,641,947	28,564
Expiring 04/02/15	BNP Paribas	EUR	1,418	1,502,589	1,524,741	(22,152)
Expiring 04/02/15	BNP Paribas	EUR	1,014	1,089,665	1,090,330	(665)
Expiring 04/02/15	Citigroup Global Markets	EUR	3,705	4,026,899	3,983,897	43,002
Expiring 04/02/15	Citigroup Global Markets	EUR	3,193	3,460,303	3,433,356	26,947
Expiring 04/02/15	Citigroup Global Markets	EUR	1,358	1,492,583	1,460,225	32,358
Expiring 04/02/15	Goldman Sachs & Co.	EUR	88,691	100,870,355	95,367,639	5,502,716
Expiring 04/02/15	UBS AG	EUR	31,309	35,607,003	33,665,451	1,941,552
Expiring 04/07/15	Royal Bank of Scotland Group PLC	EUR	3	3,476	2,823	653

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 04/16/15	Barclays Capital Group	EUR	10,510	$ 12,403,587	$ 11,303,361	$ 1,100,226
Expiring 05/06/15	Hong Kong & Shanghai Bank	EUR	25,004	27,465,747	26,898,574	567,173
Expiring 05/06/15	UBS AG	EUR	93,809	103,113,718	100,918,252	2,195,466
Expiring 05/13/15	Bank of America	EUR	7,320	8,314,867	7,875,644	439,223
Expiring 05/13/15	Citigroup Global Markets	EUR	2,092	2,390,107	2,250,315	139,792
Expiring 05/13/15	Citigroup Global Markets	EUR	375	398,175	403,455	(5,280)
Expiring 05/13/15	Citigroup Global Markets	EUR	180	197,582	193,658	3,924
Expiring 05/19/15	BNP Paribas	EUR	213	231,126	229,181	1,945
Expiring 05/19/15	Citigroup Global Markets	EUR	1,330	1,410,486	1,431,033	(20,547)
Expiring 05/19/15	Citigroup Global Markets	EUR	151	159,609	162,470	(2,861)
Expiring 05/19/15	Citigroup Global Markets	EUR	120	127,438	129,116	(1,678)
Expiring 05/19/15	Goldman Sachs & Co.	EUR	25,365	29,021,618	27,291,854	1,729,764
Expiring 05/19/15	Goldman Sachs & Co.	EUR	318	351,271	342,157	9,114
Expiring 05/19/15	JPMorgan Chase	EUR	166	177,001	178,611	(1,610)
Expiring 06/09/15	Royal Bank of Scotland Group PLC	EUR	83	106,332	88,794	17,538
Expiring 06/17/15	Barclays Capital Group	EUR	11,000	11,839,064	11,840,212	(1,148)
Expiring 06/17/15	Barclays Capital Group	EUR	8,988	9,719,912	9,674,688	45,224
Expiring 06/17/15	Barclays Capital Group	EUR	5,493	5,880,128	5,912,676	(32,548)
Expiring 06/17/15	Barclays Capital Group	EUR	4,603	4,986,089	4,954,776	31,313
Expiring 06/17/15	Barclays Capital Group	EUR	4,190	4,531,386	4,510,303	21,083
Expiring 06/17/15	Barclays Capital Group	EUR	2,607	2,790,746	2,806,193	(15,447)
Expiring 06/17/15	Barclays Capital Group	EUR	2,100	2,274,955	2,260,668	14,287
Expiring 06/17/15	Citigroup Global Markets	EUR	228	248,309	245,597	2,712
Expiring 06/17/15	Citigroup Global Markets	EUR	222	248,668	238,971	9,697
Expiring 06/17/15	Citigroup Global Markets	EUR	205	224,770	220,289	4,481
Expiring 06/17/15	Citigroup Global Markets	EUR	200	223,543	214,941	8,602
Expiring 06/17/15	Citigroup Global Markets	EUR	187	199,156	201,381	(2,225)
Expiring 06/17/15	Citigroup Global Markets	EUR	173	182,660	186,247	(3,587)
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	795	1,032,517	855,529	176,988
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	695	899,123	747,821	151,302
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	228	248,311	245,599	2,712
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	222	248,670	238,973	9,697
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	205	224,770	220,289	4,481
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	200	223,799	214,938	8,861
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	187	199,156	201,381	(2,225)
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	182	214,324	195,460	18,864
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	173	182,658	186,244	(3,586)
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	172	215,906	185,553	30,353
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	122	151,158	131,748	19,410
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	93	119,755	100,207	19,548
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	60	64,988	64,581	407
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	52	61,488	55,456	6,032
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	25	26,859	26,539	320
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	10	10,790	10,242	548
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	5	5,584	5,515	69
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	1	1,152	1,136	16
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	42	45,637	45,646	(9)
Expiring 06/17/15	Morgan Stanley	EUR	22,462	23,956,993	24,178,801	(221,808)
Expiring 06/17/15	Morgan Stanley	EUR	21,921	23,379,449	23,595,910	(216,461)
Expiring 06/17/15	Morgan Stanley	EUR	6,477	7,142,470	6,971,747	170,723
Expiring 06/17/15	Morgan Stanley	EUR	3,244	3,577,569	3,492,056	85,513
Expiring 06/17/15	UBS AG	EUR	9,500	10,053,986	10,225,947	(171,961)
Expiring 06/17/15	UBS AG	EUR	1,250	1,327,685	1,345,519	(17,834)
Expiring 11/09/15	Royal Bank of Scotland Group PLC	EUR	35	44,624	37,330	7,294
Expiring 04/05/16	Royal Bank of Scotland Group PLC	EUR	3	3,486	2,845	641

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 04/05/17	Royal Bank of Scotland Group PLC	EUR	3	$3,501	$2,881	$620
Hungarian Forint,
Expiring 04/30/15	JPMorgan Chase	HUF	255,500	918,535	913,705	4,830
Indian Rupee,
Expiring 04/13/15	Goldman Sachs & Co.	INR	105,694	1,687,590	1,684,123	3,467
Expiring 04/13/15	UBS AG	INR	366,097	5,838,862	5,833,381	5,481
Expiring 04/16/15	Bank of America	INR	9,550	151,611	152,070	(459)
Expiring 06/26/15	Goldman Sachs & Co.	INR	300,561	4,753,455	4,713,517	39,938
Israeli Shekel,
Expiring 04/14/15	BNP Paribas	ILS	340	85,364	85,440	(76)
Expiring 04/14/15	Deutsche Bank AG	ILS	244	62,000	61,251	749
Expiring 04/14/15	Goldman Sachs & Co.	ILS	4,859	1,224,000	1,221,059	2,941
Expiring 04/14/15	Goldman Sachs & Co.	ILS	3,623	924,000	910,317	13,683
Expiring 04/14/15	Goldman Sachs & Co.	ILS	212	54,000	53,287	713
Expiring 04/14/15	JPMorgan Chase	ILS	25,450	6,423,952	6,395,604	28,348
Expiring 06/11/15	Goldman Sachs & Co.	ILS	34,728	8,810,228	8,728,275	81,953
Japanese Yen,
Expiring 04/02/15	BNP Paribas	JPY	2,779,486	23,265,586	23,175,678	89,908
Expiring 04/02/15	BNP Paribas	JPY	224,600	1,854,470	1,872,741	(18,271)
Expiring 04/02/15	JPMorgan Chase	JPY	196,200	1,639,445	1,635,938	3,507
Expiring 04/16/15	Barclays Capital Group	JPY	2,541,310	21,805,023	21,194,480	610,543
Expiring 05/08/15	Bank of America	JPY	420,800	3,521,890	3,510,562	11,328
Expiring 05/08/15	Credit Suisse First Boston Corp.	JPY	2,546,886	21,305,401	21,247,624	57,777
Expiring 05/13/15	Bank of America	JPY	362,580	3,089,600	3,025,024	64,576
Expiring 05/13/15	Citigroup Global Markets	JPY	72,000	614,321	600,699	13,622
Expiring 06/17/15	Barclays Capital Group	JPY	636,304	5,315,567	5,311,304	4,263
Expiring 06/17/15	Barclays Capital Group	JPY	289,415	2,417,723	2,415,784	1,939
Expiring 06/17/15	Morgan Stanley	JPY	440,301	3,689,662	3,675,244	14,418
Expiring 06/17/15	Morgan Stanley	JPY	280,378	2,349,530	2,340,349	9,181
Expiring 06/17/15	UBS AG	JPY	1,325,000	10,942,535	11,059,931	(117,396)
Expiring 06/17/15	UBS AG	JPY	200,000	1,667,760	1,669,423	(1,663)
Malaysian Ringgit,
Expiring 04/13/15	Barclays Capital Group	MYR	30,058	8,220,306	8,105,790	114,516
Expiring 04/13/15	JPMorgan Chase	MYR	5,128	1,378,000	1,382,958	(4,958)
Expiring 04/16/15	Bank of America	MYR	5,580	1,504,651	1,504,354	297
Expiring 04/16/15	Citigroup Global Markets	MYR	4,200	1,144,134	1,132,310	11,824
Mexican Peso,
Expiring 04/01/15	Deutsche Bank AG	MXN	12,212	810,000	800,520	9,480
Expiring 04/01/15	Goldman Sachs & Co.	MXN	8,543	565,000	560,017	4,983
Expiring 04/01/15	JPMorgan Chase	MXN	6,706	434,000	439,628	(5,628)
Expiring 04/16/15	Bank of America	MXN	10,063	682,352	659,020	23,332
Expiring 04/16/15	Bank of America	MXN	5,760	393,292	377,207	16,085
Expiring 04/16/15	Bank of America	MXN	128	8,485	8,352	133
Expiring 04/16/15	Barclays Capital Group	MXN	10,730	707,736	702,679	5,057
Expiring 04/16/15	Barclays Capital Group	MXN	4,715	313,587	308,738	4,849
Expiring 04/16/15	Barclays Capital Group	MXN	2,914	189,275	190,804	(1,529)
Expiring 04/16/15	Citigroup Global Markets	MXN	81,823	5,587,654	5,358,354	229,300
Expiring 04/22/15	Credit Suisse First Boston Corp.	MXN	97,075	6,613,841	6,354,559	259,282
Expiring 04/22/15	Credit Suisse First Boston Corp.	MXN	30,685	2,090,597	2,008,639	81,958
Expiring 04/30/15	Deutsche Bank AG	MXN	13,289	889,000	869,399	19,601
Expiring 04/30/15	Deutsche Bank AG	MXN	5,259	352,000	344,048	7,952
Expiring 04/30/15	JPMorgan Chase	MXN	719	48,000	47,009	991
Expiring 05/05/15	Bank of America	MXN	246	16,280	16,089	191
Expiring 05/05/15	BNP Paribas	MXN	27,461	1,820,517	1,795,962	24,555
Expiring 05/05/15	Citigroup Global Markets	MXN	3,751	240,625	245,320	(4,695)
Expiring 05/05/15	Citigroup Global Markets	MXN	3,121	208,000	204,128	3,872
Expiring 05/05/15	Citigroup Global Markets	MXN	1,947	130,000	127,305	2,695
Expiring 05/05/15	Citigroup Global Markets	MXN	1,562	104,000	102,159	1,841

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 05/05/15	Citigroup Global Markets	MXN	601	$40,000	$39,282	$718
Expiring 05/05/15	Citigroup Global Markets	MXN	582	38,350	38,063	287
Expiring 05/05/15	Credit Suisse First Boston Corp.	MXN	11,465	770,187	749,825	20,362
Expiring 05/05/15	Credit Suisse First Boston Corp.	MXN	1,088	69,968	71,156	(1,188)
Expiring 05/05/15	Credit Suisse First Boston Corp.	MXN	566	37,868	37,017	851
Expiring 05/05/15	Credit Suisse First Boston Corp.	MXN	547	36,472	35,774	698
Expiring 05/05/15	Deutsche Bank AG	MXN	751	50,000	49,128	872
Expiring 05/05/15	Goldman Sachs & Co.	MXN	5,602	372,684	366,378	6,306
Expiring 05/05/15	Hong Kong & Shanghai Bank	MXN	3,927	263,824	256,830	6,994
Expiring 05/05/15	Hong Kong & Shanghai Bank	MXN	933	62,681	61,019	1,662
Expiring 05/05/15	Hong Kong & Shanghai Bank	MXN	830	54,388	54,283	105
Expiring 05/06/15	Bank of America	MXN	11,468	750,000	749,959	41
Expiring 05/14/15	Citigroup Global Markets	MXN	31,141	2,110,775	2,035,334	75,441
Expiring 05/28/15	Citigroup Global Markets	MXN	96,459	6,532,485	6,298,052	234,433
Expiring 06/09/15	Bank of America	MXN	3,978	260,573	259,529	1,044
Expiring 06/09/15	Hong Kong & Shanghai Bank	MXN	103,866	6,731,855	6,776,486	(44,631)
Expiring 06/15/15	Barclays Capital Group	MXN	45,000	2,890,638	2,934,833	(44,195)
New Zealand Dollar,
Expiring 04/02/15	Bank of America	NZD	1,471	1,105,361	1,099,495	5,866
Expiring 04/02/15	UBS AG	NZD	4,785	3,596,454	3,576,535	19,919
Expiring 05/06/15	UBS AG	NZD	618	472,570	460,321	12,249
Expiring 06/17/15	Barclays Capital Group	NZD	139,060	100,340,381	103,172,125	(2,831,744)
Expiring 06/17/15	Barclays Capital Group	NZD	52,084	37,581,524	38,642,127	(1,060,603)
Expiring 06/17/15	Barclays Capital Group	NZD	2,147	1,626,924	1,593,143	33,781
Expiring 06/17/15	Barclays Capital Group	NZD	2,137	1,623,882	1,585,508	38,374
Expiring 06/17/15	Barclays Capital Group	NZD	1,818	1,377,601	1,348,997	28,604
Expiring 06/17/15	Barclays Capital Group	NZD	1,606	1,220,002	1,191,172	28,830
Expiring 06/17/15	Morgan Stanley	NZD	5,379	3,979,446	3,990,528	(11,082)
Expiring 06/17/15	Morgan Stanley	NZD	3,880	2,910,968	2,878,500	32,468
Expiring 06/17/15	Morgan Stanley	NZD	3,539	2,620,712	2,625,611	(4,899)
Expiring 06/17/15	Morgan Stanley	NZD	1,553	1,165,173	1,152,177	12,996
Norwegian Krone,
Expiring 06/11/15	Royal Bank of Scotland Group PLC	NOK	2,636	416,811	326,599	90,212
Expiring 06/17/15	Barclays Capital Group	NOK	37,327	4,590,649	4,623,765	(33,116)
Expiring 06/17/15	Barclays Capital Group	NOK	35,863	4,410,624	4,442,441	(31,817)
Expiring 06/17/15	Barclays Capital Group	NOK	30,224	3,830,741	3,743,919	86,822
Expiring 06/17/15	Barclays Capital Group	NOK	7,517	924,514	931,183	(6,669)
Expiring 06/17/15	Barclays Capital Group	NOK	6,029	764,167	746,847	17,320
Expiring 06/17/15	Citigroup Global Markets	NOK	202	26,265	25,003	1,262
Expiring 06/17/15	Citigroup Global Markets	NOK	156	19,658	19,305	353
Expiring 06/17/15	Citigroup Global Markets	NOK	150	18,339	18,631	(292)
Expiring 06/17/15	Citigroup Global Markets	NOK	133	16,408	16,494	(86)
Expiring 06/17/15	Citigroup Global Markets	NOK	115	14,742	14,268	474
Expiring 06/17/15	Citigroup Global Markets	NOK	103	13,270	12,697	573
Expiring 06/17/15	Credit Suisse First Boston Corp.	NOK	202	26,213	25,003	1,210
Expiring 06/17/15	Credit Suisse First Boston Corp.	NOK	156	19,658	19,305	353
Expiring 06/17/15	Credit Suisse First Boston Corp.	NOK	150	18,339	18,631	(292)
Expiring 06/17/15	Credit Suisse First Boston Corp.	NOK	133	16,408	16,494	(86)
Expiring 06/17/15	Credit Suisse First Boston Corp.	NOK	115	14,742	14,268	474
Expiring 06/17/15	Credit Suisse First Boston Corp.	NOK	103	13,270	12,697	573
Expiring 06/17/15	Morgan Stanley	NOK	109,728	13,461,795	13,592,072	(130,277)
Expiring 06/17/15	Morgan Stanley	NOK	82,623	10,136,510	10,234,606	(98,096)
Expiring 06/17/15	Morgan Stanley	NOK	2,599	318,790	321,978	(3,188)
Expiring 06/17/15	Morgan Stanley	NOK	2,432	305,012	301,202	3,810
Expiring 06/17/15	Morgan Stanley	NOK	2,257	288,431	279,570	8,861
Expiring 06/18/15	Royal Bank of Scotland Group PLC	NOK	6,686	1,072,766	828,198	244,568

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone (cont’d.),
Expiring 06/29/15	Royal Bank of Scotland Group PLC	NOK	1,546	$244,582	$191,453	$53,129
Expiring 04/27/16	Royal Bank of Scotland Group PLC	NOK	2,551	429,859	315,394	114,465
Polish Zloty,
Expiring 04/16/15	Bank of America	PLN	9,027	2,474,954	2,380,780	94,174
Expiring 04/16/15	Barclays Capital Group	PLN	800	219,118	210,988	8,130
Expiring 04/16/15	Citigroup Global Markets	PLN	330	90,772	87,033	3,739
Expiring 04/16/15	Citigroup Global Markets	PLN	10	2,659	2,637	22
Russian Ruble,
Expiring 04/16/15	Barclays Capital Group	RUB	42,065	597,851	717,005	(119,154)
Expiring 04/16/15	Barclays Capital Group	RUB	3,700	52,587	63,068	(10,481)
Expiring 04/27/15	Bank of America	RUB	76,938	1,118,001	1,304,286	(186,285)
Singapore Dollar,
Expiring 05/15/15	Citigroup Global Markets	SGD	3,653	2,727,764	2,658,669	69,095
Expiring 06/17/15	Barclays Capital Group	SGD	26,336	18,892,537	19,152,795	(260,258)
Expiring 06/17/15	Barclays Capital Group	SGD	17,680	12,682,689	12,857,402	(174,713)
Expiring 06/17/15	Barclays Capital Group	SGD	6,301	4,547,218	4,582,015	(34,797)
Expiring 06/17/15	Barclays Capital Group	SGD	4,330	3,124,853	3,148,765	(23,912)
Expiring 06/17/15	Morgan Stanley	SGD	69,484	50,194,356	50,531,736	(337,380)
Expiring 06/17/15	Morgan Stanley	SGD	24,850	17,951,380	18,072,040	(120,660)
South African Rand,
Expiring 04/16/15	Bank of America	ZAR	1,340	112,541	110,171	2,370
Expiring 04/16/15	Bank of America	ZAR	320	27,526	26,310	1,216
Expiring 04/16/15	Barclays Capital Group	ZAR	45,920	3,937,980	3,775,409	162,571
Expiring 04/30/15	Barclays Capital Group	ZAR	2,161	184,627	177,263	7,364
South Korean Won,
Expiring 04/16/15	Bank of America	KRW	750,652	690,413	676,224	14,189
Expiring 04/16/15	Bank of America	KRW	733,410	674,586	660,692	13,894
Expiring 05/18/15	Credit Suisse First Boston Corp.	KRW	708,374	642,604	637,469	5,135
Swedish Krona,
Expiring 06/17/15	Barclays Capital Group	SEK	418,553	49,087,296	48,661,323	425,973
Expiring 06/17/15	Barclays Capital Group	SEK	182,676	21,423,929	21,238,015	185,914
Expiring 06/17/15	Barclays Capital Group	SEK	51,812	5,965,935	6,023,736	(57,801)
Expiring 06/17/15	Barclays Capital Group	SEK	49,780	5,731,977	5,787,511	(55,534)
Expiring 06/17/15	Barclays Capital Group	SEK	48,549	5,590,225	5,644,386	(54,161)
Expiring 06/17/15	Barclays Capital Group	SEK	36,332	4,197,512	4,224,033	(26,521)
Expiring 06/17/15	Barclays Capital Group	SEK	25,835	3,036,788	3,003,584	33,204
Expiring 06/17/15	Barclays Capital Group	SEK	18,322	2,153,673	2,130,125	23,548
Expiring 06/17/15	Barclays Capital Group	SEK	15,481	1,788,487	1,799,787	(11,300)
Expiring 06/17/15	Morgan Stanley	SEK	17,534	2,038,394	2,038,464	(70)
Expiring 06/17/15	Morgan Stanley	SEK	8,055	951,206	936,484	14,722
Expiring 06/17/15	Morgan Stanley	SEK	6,429	747,382	747,408	(26)
Expiring 06/17/15	Morgan Stanley	SEK	6,074	717,304	706,202	11,102
Expiring 06/17/15	Morgan Stanley	SEK	3,840	460,906	446,418	14,488
Expiring 06/17/15	UBS AG	SEK	36,000	4,171,659	4,185,391	(13,732)
Expiring 08/12/15	Deutsche Bank AG	SEK	84,575	10,139,633	9,843,928	295,705
Swiss Franc,
Expiring 05/12/15	Deutsche Bank AG	CHF	263	285,160	271,101	14,059
Expiring 06/17/15	Barclays Capital Group	CHF	9,551	9,632,641	9,859,663	(227,022)
Expiring 06/17/15	Barclays Capital Group	CHF	1,752	1,766,476	1,808,108	(41,632)
Expiring 06/17/15	UBS AG	CHF	2,750	2,754,669	2,838,943	(84,274)
Expiring 06/17/15	UBS AG	CHF	500	517,687	516,171	1,516

				$1,460,616,250	$1,433,000,770	27,615,480

						$19,519,933

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015:

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
EUR	300	12/15/18	0.700%	Inflation Floor	$(474)	$(304)	$(170)	JPMorgan Chase
				Option, Inflation
				on the CPTFEMU
				Bloomberg
				index(2)
EUR	500	12/10/19	0.750%	Inflation Floor	1,465	320	1,145	Bank of America
				Option, Inflation
				on the CPTFEMU
				Bloomberg
				index(1)
GBP	200	12/15/24	3.125%	FRC - Excluding	10,059	—	10,059	BNP Paribas Bank
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	1,300	01/12/25	2.945%	FRC - Excluding	17,816	—	17,816	UBS AG
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	300	01/12/25	2.945%	FRC - Excluding	4,111	—	4,111	Citigroup Global Markets
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	2,590	01/14/30	3.140%	FRC - Excluding	29,139	—	29,139	Goldman Sachs & Co.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	950	01/14/30	3.140%	FRC - Excluding	10,688	—	10,688	Goldman Sachs & Co.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	200	09/23/44	3.528%	FRC - Excluding	29,564	(1,521)	31,085	Credit Suisse First Boston Corp.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	200	09/23/44	3.528%	FRC - Excluding	29,564	300	29,264	JPMorgan Chase
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	400	10/15/44	3.500%	FRC - Excluding	51,707	1,300	50,407	Bank of America
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	100	10/15/44	3.500%	FRC - Excluding	12,927	(3,501)	16,428	Credit Suisse First Boston Corp.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
GBP	100	10/15/44	3.500%	FRC - Excluding	$12,927	$826	$12,101	Morgan Stanley
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	100	10/15/44	3.500%	Inflation Floor	12,927	(3,119)	16,046	Citigroup Global Markets
				Option, Inflation
				on the CPI Urban
				Consumer NSA(1)
GBP	100	11/15/44	3.550%	FRC - Excluding	15,835	394	15,441	Credit Suisse First Boston Corp.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	100	12/11/44	3.550%	FRC - Excluding	15,563	(210)	15,773	Bank of America
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	600	01/12/45	3.328%	FRC - Excluding	(855)	6,582	(7,437)	Credit Suisse First Boston Corp.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	100	01/12/45	3.328%	FRC - Excluding	(142)	1,097	(1,239)	Credit Suisse First Boston Corp.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	100	01/12/45	3.328%	FRC - Excluding	(142)	(36)	(106)	Bank of America
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
MXN	4,000	02/09/29	7.380%	28 day Mexican	27,287	19,511	7,776	Hong Kong & Shanghai Bank
				interbank rate(1)
	4,300	04/15/16	1.730%	Inflation Floor	(118,999)	(9,124)	(109,875)	Goldman Sachs & Co.
				Option, Inflation
				on the CPI Urban
				Consumer NSA(2)
	1,600	10/23/16	1.935%	Inflation Floor	(49,105)	(2,655)	(46,450)	Royal Bank of Scotland Group
				Option, Inflation				PLC
				on the CPI Urban
				Consumer NSA(2)
	2,400	10/31/16	1.930%	Inflation Floor	(73,457)	—	(73,457)	Royal Bank of Scotland Group
				Option, Inflation				PLC
				on the CPI Urban
				Consumer NSA(2)
	1,300	11/05/16	1.860%	Inflation Floor	(37,014)	—	(37,014)	Deutsche Bank AG
				Option, Inflation
				on the CPI Urban
				Consumer NSA(2)
	1,300	11/29/16	1.825%	Inflation Floor	(35,744)	(450)	(35,294)	Deutsche Bank AG
				Option, Inflation
				on the CPI Urban
				Consumer NSA(2)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
1,200	11/29/16	1.845%	Inflation Floor	$(33,733)	$—	$(33,733)	Deutsche Bank AG
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
700	11/29/16	1.825%	Inflation Floor	(19,247)	(153)	(19,094)	BNP Paribas Bank
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
2,500	02/10/17	1.930%	Inflation Floor	(70,060)	—	(70,060)	Deutsche Bank AG
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
800	02/12/17	2.415%	Inflation Floor	(44,064)	87	(44,151)	Goldman Sachs & Co.
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
1,800	04/15/17	1.908%	Inflation Floor	(63,266)	—	(63,266)	Barclays Bank PLC
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
4,500	07/15/17	2.250%	Inflation Floor	(255,448)	8,389	(263,837)	Royal Bank of Scotland Group PLC
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
1,300	07/15/17	2.250%	Inflation Floor	(73,796)	1,092	(74,888)	BNP Paribas Bank
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
600	10/01/18	2.175%	Inflation Floor	(27,102)	(374)	(26,728)	Goldman Sachs & Co.
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
900	11/01/18	2.173%	Inflation Floor	(40,530)	—	(40,530)	Deutsche Bank AG
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
250	03/04/19	1.725%	Inflation Floor	(2,230)	—	(2,230)	Deutsche Bank AG
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
800	05/08/23	2.560%	Inflation Floor	(77,315)	—	(77,315)	Deutsche Bank AG
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)

				$(741,144)	$18,451	$(759,595)

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
CAD	1,200	09/18/17	1.250%	6 month LIBOR(1)	$(6,108)	$(6,254)	$(146)
EUR	300	01/29/24	2.000%	6 month Euribor(1)	—	(41,807)	(41,807)
EUR	1,300	12/17/24	1.000%	6 month Euribor(1)	—	(65,627)	(65,627)
EUR	8,900	09/16/25	0.750%	6 month Euribor(1)	(107,900)	(145,892)	(37,992)
EUR	230	09/16/45	1.250%	6 month Euribor(1)	7,281	29,944	22,663
GBP	37,600	12/17/16	1.750%	6 month LIBOR(1)	(510,461)	(762,300)	(251,839)
GBP	7,700	06/17/17	1.250%	6 month LIBOR(1)	(26,612)	(72,101)	(45,489)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
GBP	15,000	09/16/17	1.500%	6 month LIBOR(1)	$(128,205)	$(213,171)	$(84,966)
GBP	6,400	09/16/17	1.500%	6 month LIBOR(1)	(63,183)	(90,953)	(27,770)
GBP	8,900	12/17/19	2.250%	6 month LIBOR(1)	(633,028)	(645,611)	(12,583)
GBP	1,000	03/18/25	2.750%	6 month LIBOR(1)	(108,828)	(153,390)	(44,562)
GBP	1,280	03/18/45	2.000%	6 month LIBOR(1)	(56,037)	(26,271)	29,766
JPY	1,171,740	07/22/24	0.677%	6 month LIBOR(2)	—	(126,319)	(126,319)
JPY	7,630,000	06/19/33	1.500%	6 month LIBOR(1)	5,354,967	5,116,718	(238,249)
JPY	730,000	06/17/35	1.250%	6 month LIBOR(1)	15,608	113,907	98,299
JPY	270,000	12/20/44	1.500%	6 month LIBOR(1)	21,276	100,601	79,325
MXN	251,200	09/01/16	4.300%	28 day Mexican interbank rate(1)	58,831	5,670	(53,161)
MXN	148,600	09/06/16	4.310%	28 day Mexican interbank rate(1)	2,432	3,069	637
MXN	100,000	02/03/17	4.035%	28 day Mexican interbank rate(1)	28,014	16,267	(11,747)
MXN	81,200	07/07/21	5.610%	28 day Mexican interbank rate(1)	119,617	7,219	(112,398)
MXN	42,300	11/17/21	5.430%	28 day Mexican interbank rate(1)	(20,832)	(33,436)	(12,604)
MXN	43,900	12/06/21	5.750%	28 day Mexican interbank rate(1)	(21,305)	18,622	39,927
MXN	6,000	02/09/29	7.380%	28 day Mexican interbank rate(1)	66,422	44,351	(22,071)
MXN	5,300	04/26/34	7.140%	28 day Mexican interbank rate(1)	21,197	26,206	5,009
MXN	6,000	05/19/34	6.985%	28 day Mexican interbank rate(1)	15,273	22,154	6,881
SEK	38,200	03/18/25	1.000%	3 month STIBOR(1)	(11,634)	11,067	22,701
	16,000	12/17/16	0.750%	3 month LIBOR(1)	54,514	(45,252)	(99,766)
	46,900	03/18/17	1.250%	3 month LIBOR(1)	(14,868)	(439,909)	(425,041)
	30,000	04/17/17	1.000%	3 month LIBOR(1)	22,800	(100,663)	(123,463)
	67,500	06/17/17	1.250%	3 month LIBOR(1)	(54,033)	(419,332)	(365,299)
	900	03/20/18	1.400%	3 month LIBOR(1)	—	(8,286)	(8,286)
	25,200	06/18/21	2.500%	3 month LIBOR(1)	(710,650)	(1,375,253)	(664,603)
	400	06/15/22	2.000%	3 month LIBOR(1)	(2,528)	(3,659)	(1,131)
	13,400	06/19/23	2.000%	3 month LIBOR(1)	218,261	(164,707)	(382,968)
	15,500	06/20/23	3.000%	3 month LIBOR(1)	455,433	411,708	(43,725)
	6,900	06/17/25	2.750%	3 month LIBOR(1)	(333,509)	(423,343)	(89,834)
	100	06/18/44	3.750%	3 month LIBOR(1)	(32,247)	(30,898)	1,349
	300	06/17/45	3.250%	3 month LIBOR(1)	(39,552)	(55,754)	(16,202)

					$3,580,406	$477,315	$(3,103,091)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Gazprom OAO via Gaz Capital	03/20/16	1.000%		200	4.188%	$(7,433)	$(15,451)	$8,018	Goldman Sachs & Co.
Gazprom OAO via Gaz Capital	03/20/16	1.000%		100	4.188%	(3,716)	(7,856)	4,140	Goldman Sachs & Co.
Gazprom OAO via Gaz Capital	03/20/16	1.000%		100	4.188%	(3,716)	(7,766)	4,050	JPMorgan Chase
Greek Government	06/20/15	1.000	% EUR	100	86.823%	(9,483)	(4,710)	(4,773)	Morgan Stanley
Italy Government	03/20/19	1.000%		1,200	0.831%	8,189	(20,829)	29,018	Deutsche Bank AG
JPMorgan Chase & Co.	12/20/19	1.000%		700	0.583%	13,634	14,611	(977)	Deutsche Bank AG
JPMorgan Chase & Co.	12/20/19	1.000%		600	0.583%	11,686	12,219	(533)	Bank of America
Peoples Republic of China	03/20/19	1.000%		700	0.692%	9,043	2,342	6,701	JPMorgan Chase
Peoples Republic of China	03/20/19	1.000%		200	0.692%	2,584	329	2,255	Barclays Bank PLC
Peoples Republic of China	03/20/19	1.000%		200	0.692%	2,584	126	2,458	Deutsche Bank AG
Peoples Republic of China	03/20/19	1.000%		100	0.692%	1,292	189	1,103	Morgan Stanley
Republic of Indonesia	12/20/19	1.000%		300	1.379%	(4,898)	(9,981)	5,083	Barclays Bank PLC
United Mexican States	09/20/19	1.000%		300	1.129%	(1,503)	2,557	(4,060)	Hong Kong & Shanghai Bank
United Mexican States	09/20/19	1.000%		200	1.129%	(1,002)	1,753	(2,755)	Citigroup Global Markets

						$17,261	$(32,467)	$49,728

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at March 31, 2015(5)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX ITRX XO22 5Y Index	12/20/19	5.000%	EUR 2,405	$267,077	$274,463	$7,386
Dow Jones CDX NA HY23 5Y Index	12/20/19	5.000%	10,907	666,440	909,735	243,295
Dow Jones CDX NA IG23 5Y Index	12/20/19	1.000%	16,200	250,542	276,313	25,771

				$1,184,059	$1,460,511	$276,452

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at March 31, 2015(5)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices – Buy Protection(2):
Dow Jones CDX iTraxx Main23 5Y Index	06/20/20	1.000%	4,800	$(117,742)	$(116,734)	$1,008
Dow Jones CDX NA IG24 5Y Index	06/20/20	5.000%	14,275	(964,312)	(1,037,979)	(73,667)
Dow Jones CDX NA IG24 5Y Index	06/20/20	1.000%	150	(2,731)	(2,763)	(32)

				$(1,084,785)	$(1,157,476)	$(72,691)

Cash of $927,080 and $388,209 have been segregated with Goldman Sachs & Co., and Citigroup Global Markets respectively, and U.S. Treasury Securities with a market value of $2,559,899, $842,077, and $508,021 have been segregated with Morgan Stanley, Goldman Sachs & Co., and Citigroup Global Markets to cover requirement for open exchange-traded interest rate and credit default swap contracts at March 31, 2015.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at March 31, 2015:

	Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
		3 month LIBOR
EUR	600	minus 10 bps	743	3 month LIBOR	Bank of America	06/17/20	$(90,028)	$—	$(90,028)
		3 month LIBOR
EUR	7,500	minus 10 bps	9,890	3 month LIBOR	BNP Paribas Bank	06/17/20	(1,730,411)	(556,713)	(1,173,698)
		3 month LIBOR
EUR	4,300	minus 10 bps	5,670	3 month LIBOR	BNP Paribas Bank	06/17/20	(992,102)	(323,241)	(668,861)
		3 month LIBOR
EUR	2,700	minus 10 bps	3,326	3 month LIBOR	Citigroup Global Markets	06/17/20	(388,926)	—	(388,926)
		3 month LIBOR			Credit Suisse First
CHF	1,900	minus 23 bps	1,960	3 month LIBOR	Boston Corp.	06/17/17	1,105	5,270	(4,165)
		3 month LIBOR
EUR	9,000	minus 10 bps	11,152	3 month LIBOR	Deutsche Bank AG	06/17/20	(1,360,769)	—	(1,360,769)
		3 month LIBOR
EUR	8,000	minus 10 bps	9,904	3 month LIBOR	Goldman Sachs & Co.	06/17/20	(1,200,372)	(1)	(1,200,371)
		3 month LIBOR
CHF	2,000	minus 23 bps	2,066	3 month LIBOR	UBS AG	06/17/17	(2,033)	(8,503)	6,470

							$(5,763,536)	$(883,188)	$(4,880,348)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015:

Counterparty(1)(2)(3)(4)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America	EUR	— (r)	Pay $ 0.106 strike and receive variance based on spread between Euro and Canadian Dollar.	$284	$—	$284
Bank of America	EUR	1	Pay $0.12025 strike and receive variance based on spread between Euro and U.S. Dollar.	993	—	993
Bank of America	EUR	1	Pay $0.1245 strike and receive variance based on spread between Euro and U.S. Dollar.	2,105	—	2,105
Bank of America		130	Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	—	—	—
Bank of America		(4)	Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	(46,846)	—	(46,846)
Credit Suisse First Boston Corp.		10,941	Pay fixed payments on the BCOMTR Index and receive variable payments based on the 3 Month U.S. Treasury Bill Rate +20 bps.	(21)	—	(21)
Credit Suisse First Boston Corp.		19,379	Pay fixed payments on the NDDUEAFE Index and receive variable payments based on the 3 Month LIBOR +2 bps.	(337)	—	(337)
Deutsche Bank AG		18	Pay or receive amounts based on market value fluctuation of Entropic Communications	4	—	4
Deutsche Bank AG	CHF	(15)	Pay or receive amounts based on market value fluctuation of Holcim Ltd.	104,071	—	104,071
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of A.M. Castle & Co.	(118,630)	—	(118,630)
Deutsche Bank AG		(4)	Pay or receive amounts based on market value fluctuation of A.M. Castle & Co.	8,803	—	8,803
Deutsche Bank AG		400	Pay or receive amounts based on market value fluctuation of Accuray, Inc.	42,771	—	42,771
Deutsche Bank AG		(70)	Pay or receive amounts based on market value fluctuation of Accuray, Inc.	(142,250)	—	(142,250)
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of Acorda Therapeutics, Inc.	(547)	—	(547)
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of Acorda Therapeutics, Inc.	2,570	—	2,570
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Actavis, Inc.	(82,965)	—	(82,965)
Deutsche Bank AG		(5)	Pay or receive amounts based on market value fluctuation of Actavis, Inc.	36,135	—	36,135
Deutsche Bank AG		25	Pay or receive amounts based on market value fluctuation of Advent Software	7,162	—	7,162

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty(1)(2)(3)(4)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		(19)	Pay or receive amounts based on market value fluctuation of Aegean Marine Petroleum	$(3,032)	$—	$(3,032)
Deutsche Bank AG		375	Pay or receive amounts based on market value fluctuation of Aegean, Inc.	9,307	—	9,307
Deutsche Bank AG		375	Pay or receive amounts based on market value fluctuation of Affymetrix, Inc.	255,219	—	255,219
Deutsche Bank AG		(61)	Pay or receive amounts based on market value fluctuation of Affymetrix, Inc.	(249,101)	—	(249,101)
Deutsche Bank AG	CAD	28	Pay or receive amounts based on market value fluctuation of Ainsworth Lumber Co. Ltd.	(2,469)	—	(2,469)
Deutsche Bank AG		125	Pay or receive amounts based on market value fluctuation of Albany Molecular Research, Inc.	(19,392)	—	(19,392)
Deutsche Bank AG		(7)	Pay or receive amounts based on market value fluctuation of Albany Molecular Research, Inc.	(8,596)	—	(8,596)
Deutsche Bank AG		(22)	Pay or receive amounts based on market value fluctuation of Alcoa, Inc.	14,218	—	14,218
Deutsche Bank AG		500	Pay or receive amounts based on market value fluctuation of Alere, Inc.	12,848	—	12,848
Deutsche Bank AG		(8)	Pay or receive amounts based on market value fluctuation of Alere, Inc.	(17,642)	—	(17,642)
Deutsche Bank AG		600	Pay or receive amounts based on market value fluctuation of Alon USA Energy, Inc.	105,031	—	105,031
Deutsche Bank AG		(31)	Pay or receive amounts based on market value fluctuation of Alon USA Energy, Inc.	(99,661)	—	(99,661)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Alpha Natural Resources, Inc.	(2,718)	—	(2,718)
Deutsche Bank AG		(14)	Pay or receive amounts based on market value fluctuation of American Realty Capital Properties REIT	(2,981)	—	(2,981)
Deutsche Bank AG		750	Pay or receive amounts based on market value fluctuation of American Realty Capital Properties, Inc.	(29,701)	—	(29,701)
Deutsche Bank AG		175	Pay or receive amounts based on market value fluctuation of American Realty Capital Properties, Inc.	(17,242)	—	(17,242)
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of American Tower Corp.	(9,670)	—	(9,670)
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of American Tower Corp.	(5,813)	—	(5,813)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty(1)(2)(3)(4)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		(5)	Pay or receive amounts based on market value fluctuation of American Tower Corp.	$17,268	$—	$17,268
Deutsche Bank AG		125	Pay or receive amounts based on market value fluctuation of AmSurg Corp.	48,203	—	48,203
Deutsche Bank AG		(14)	Pay or receive amounts based on market value fluctuation of Amsurg Corp.	(153,618)	—	(153,618)
Deutsche Bank AG		825	Pay or receive amounts based on market value fluctuation of Amtrust Financial Services, Inc.	21,457	—	21,457
Deutsche Bank AG		(7)	Pay or receive amounts based on market value fluctuation of Amtrust Financial Services, Inc.	(9,282)	—	(9,282)
Deutsche Bank AG		650	Pay or receive amounts based on market value fluctuation of Amyris, Inc.	(269,252)	—	(269,252)
Deutsche Bank AG		400	Pay or receive amounts based on market value fluctuation of Annaly Capital Management, Inc.	(6,431)	—	(6,431)
Deutsche Bank AG		(118)	Pay or receive amounts based on market value fluctuation of Applied Materials, Inc.	(38,968)	—	(38,968)
Deutsche Bank AG		400	Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	(19,001)	—	(19,001)
Deutsche Bank AG		300	Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	(6,141)	—	(6,141)
Deutsche Bank AG		(6)	Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	(233)	—	(233)
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of Ark Restaurants Corp.	10,661	—	10,661
Deutsche Bank AG	CAD	5	Pay or receive amounts based on market value fluctuation of Artek Exploration Ltd.	(718)	—	(718)
Deutsche Bank AG		9	Pay or receive amounts based on market value fluctuation of Ashford Hospitality Prime, Inc.	(13,760)	—	(13,760)
Deutsche Bank AG		5	Pay or receive amounts based on market value fluctuation of Ashford Hospitality Prime, Inc.	(3,082)	—	(3,082)
Deutsche Bank AG		(61)	Pay or receive amounts based on market value fluctuation of AT&T, Inc.	56,681	—	56,681
Deutsche Bank AG		840	Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	(37,293)	—	(37,293)
Deutsche Bank AG		585	Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	(20,857)	—	(20,857)
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	(497)	—	(497)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty(1)(2)(3)(4)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of Aviv REIT, Inc.	$7,937	$—	$7,937
Deutsche Bank AG	GBP	(54)	Pay or receive amounts based on market value fluctuation of Aviva PLC	(6,236)	—	(6,236)
Deutsche Bank AG		15	Pay or receive amounts based on market value fluctuation of Baker Hughes, Inc.	106,551	—	106,551
Deutsche Bank AG		(27)	Pay or receive amounts based on market value fluctuation of BB&T	(63,732)	—	(63,732)
Deutsche Bank AG	CAD	(1)	Pay or receive amounts based on market value fluctuation of BCE, Inc.	4,162	—	4,162
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Becton Dickinson And Co.	(1)	—	(1)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Blackrock Kelso Capital Corp.	(590)	—	(590)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Blackrock Kelso Capital Corp.	581	—	581
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Bridge Capital Holdings	1,607	—	1,607
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of Bunge Ltd.	5,091	—	5,091
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of Bunge Ltd.	(10,546)	—	(10,546)
Deutsche Bank AG		275	Pay or receive amounts based on market value fluctuation of Cal Dive International, Inc.	(254,592)	—	(254,592)
Deutsche Bank AG		14	Pay or receive amounts based on market value fluctuation of California Resources Corp.	29,178	—	29,178
Deutsche Bank AG		(14)	Pay or receive amounts based on market value fluctuation of Capital Holdings, Inc.	(20,125)	—	(20,125)
Deutsche Bank AG		27	Pay or receive amounts based on market value fluctuation of Caretrust REIT	(56,405)	—	(56,405)
Deutsche Bank AG		32	Pay or receive amounts based on market value fluctuation of Casa Ley	(27,905)	—	(27,905)
Deutsche Bank AG	GBP	18	Pay or receive amounts based on market value fluctuation of Catlin Group Ltd.	(348)	—	(348)
Deutsche Bank AG		250	Pay or receive amounts based on market value fluctuation of CBIZ, Inc.	53,281	—	53,281
Deutsche Bank AG		(31)	Pay or receive amounts based on market value fluctuation of CBIZ, Inc.	(21,565)	—	(21,565)
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of CEMEX SAB	(10,614)	—	(10,614)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty(1)(2)(3)(4)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		(7)	Pay or receive amounts based on market value fluctuation of CEMEX SAB	$13,291	$—	$13,291
Deutsche Bank AG		275	Pay or receive amounts based on market value fluctuation of Cenveo	15,879	—	15,879
Deutsche Bank AG		(25)	Pay or receive amounts based on market value fluctuation of Cenveo	(3,935)	—	(3,935)
Deutsche Bank AG		1,675	Pay or receive amounts based on market value fluctuation of Cheniere Energy, Inc.	(13,609)	—	(13,609)
Deutsche Bank AG		(9)	Pay or receive amounts based on market value fluctuation of Cheniere Energy, Inc.	9,825	—	9,825
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Chesapeake Energy Corp.	(40,016)	—	(40,016)
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of Chesapeake Energy Corp.	24,310	—	24,310
Deutsche Bank AG		560	Pay or receive amounts based on market value fluctuation of Ciena Corp.	45,435	—	45,435
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Ciena Corp.	3	—	3
Deutsche Bank AG		(17)	Pay or receive amounts based on market value fluctuation of Ciena Corp.	26,186	—	26,186
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Citrix Systems, Inc.	(904)	—	(904)
Deutsche Bank AG		(325)	Pay or receive amounts based on market value fluctuation of Citrix Systems, Inc.	3,200	—	3,200
Deutsche Bank AG	HKD	(19)	Pay or receive amounts based on market value fluctuation of CK Hutchinson, Inc.	(23,055)	—	(23,055)
Deutsche Bank AG		20	Pay or receive amounts based on market value fluctuation of Cleco Corp.	1,375	—	1,375
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Cleco Corp.	(101)	—	(101)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Cobalt International Energy, Inc.	(260)	—	(260)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Cobalt International Energy, Inc.	490	—	490
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of Coeur Mining, Inc.	1,422	—	1,422
Deutsche Bank AG		(72)	Pay or receive amounts based on market value fluctuation of Comcast Corp.	(84,231)	—	(84,231)
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of Community Bank System, Inc.	124	—	124

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty(1)(2)(3)(4)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		950	Pay or receive amounts based on market value fluctuation of Convergys Corp.	$394,398	$—	$394,398
Deutsche Bank AG		(74)	Pay or receive amounts based on market value fluctuation of Convergys Corp.	(338,677)	—	(338,677)
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of Courier	30,239	—	30,239
Deutsche Bank AG		425	Pay or receive amounts based on market value fluctuation of Cowen Group, Inc.	40,557	—	40,557
Deutsche Bank AG		(59)	Pay or receive amounts based on market value fluctuation of Cowen Group, Inc.	(51,989)	—	(51,989)
Deutsche Bank AG		23	Pay or receive amounts based on market value fluctuation of Crown Castle International Corp.	(24,713)	—	(24,713)
Deutsche Bank AG		(17)	Pay or receive amounts based on market value fluctuation of Crown Castle International Corp.	33,950	—	33,950
Deutsche Bank AG	GBP	8	Pay or receive amounts based on market value fluctuation of CSR PLC	(1,802)	—	(1,802)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Cypress Semiconductor Corp.	1	—	1
Deutsche Bank AG		39	Pay or receive amounts based on market value fluctuation of DIRECT TV	(4,740)	—	(4,740)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Dollar Tree, Inc.	(2,225)	—	(2,225)
Deutsche Bank AG		26	Pay or receive amounts based on market value fluctuation of Dominion Resources	(62,468)	—	(62,468)
Deutsche Bank AG		(15)	Pay or receive amounts based on market value fluctuation of Dominion Resources	75,384	—	75,384
Deutsche Bank AG	GBP	— (r)	Pay or receive amounts based on market value fluctuation of Domino Printing Sciences PLC	1	—	1
Deutsche Bank AG		11	Pay or receive amounts based on market value fluctuation of Dresser-Rand Group, Inc.	(12,340)	—	(12,340)
Deutsche Bank AG		7	Pay or receive amounts based on market value fluctuation of Durata Therapeutics, Inc.	6,681	—	6,681
Deutsche Bank AG		(27)	Pay or receive amounts based on market value fluctuation of E.W. Scripps Co.	(285,105)	—	(285,105)
Deutsche Bank AG	CAD	1,475	Pay or receive amounts based on market value fluctuation of Element Financial Corp.	46,157	—	46,157
Deutsche Bank AG	CAD	(49)	Pay or receive amounts based on market value fluctuation of Element Financial Corp.	(79,581)	—	(79,581)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Emulex Corp.	1	—	1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty(1)(2)(3)(4)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		175	Pay or receive amounts based on market value fluctuation of Encore Capital Group, Inc.	$(10,011)	$—	$(10,011)
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of Encore Capital Group, Inc.	6,237	—	6,237
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Energy Fuels, Inc.	332	—	332
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Energy XXI	(459,922)	—	(459,922)
Deutsche Bank AG		(17)	Pay or receive amounts based on market value fluctuation of Energy XXI	173,926	—	173,926
Deutsche Bank AG		8	Pay or receive amounts based on market value fluctuation of Enova International	(27,169)	—	(27,169)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Essex Property Trust, Inc.	76	—	76
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Essex Property Trust, Inc.	(76)	—	(76)
Deutsche Bank AG		7	Pay or receive amounts based on market value fluctuation of Eurasia Drilling Co. Ltd.	203	—	203
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of EVOQ	3,219	—	3,219
Deutsche Bank AG		20	Pay or receive amounts based on market value fluctuation of Exelis, Inc.	7,383	—	7,383
Deutsche Bank AG		225	Pay or receive amounts based on market value fluctuation of EZCorp.	(17,163)	—	(17,163)
Deutsche Bank AG		(8)	Pay or receive amounts based on market value fluctuation of EZCorp.	12,010	—	12,010
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Family Dollar Stores, Inc.	2,445	—	2,445
Deutsche Bank AG		35	Pay or receive amounts based on market value fluctuation of Fiat Chrysler Automobiles NV	(85,870)	—	(85,870)
Deutsche Bank AG		(249)	Pay or receive amounts based on market value fluctuation of Fiat Chrysler Automobiles NV	57,893	—	57,893
Deutsche Bank AG		19	Pay or receive amounts based on market value fluctuation of First Quantum Minerals Ltd.	(206,138)	—	(206,138)
Deutsche Bank AG	CAD	(19)	Pay or receive amounts based on market value fluctuation of First Quantum Minerals Ltd.	205,841	—	205,841
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of Freescale Semiconductor Ltd.	4,219	—	4,219
Deutsche Bank AG	GBP	71	Pay or receive amounts based on market value fluctuation of Friends Life Group Ord Ltd.	12,690	—	12,690

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty(1)(2)(3)(4)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		275	Pay or receive amounts based on market value fluctuation of Gain Capital Holdings, Inc.	$42,483	$—	$42,483
Deutsche Bank AG		50	Pay or receive amounts based on market value fluctuation of General Cable Corp.	(22,055)	—	(22,055)
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of General Cable Corp.	(4,985)	—	(4,985)
Deutsche Bank AG	CAD	5	Pay or receive amounts based on market value fluctuation of Glentel	(13,635)	—	(13,635)
Deutsche Bank AG	CAD	1	Pay or receive amounts based on market value fluctuation of Goldcorp, Inc.	(1,689)	—	(1,689)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Google, Inc.	363,367	—	363,367
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Google, Inc.	51,012	—	51,012
Deutsche Bank AG		18	Pay or receive amounts based on market value fluctuation of Google, Inc.	(423,783)	—	(423,783)
Deutsche Bank AG	GBP	(12)	Pay or receive amounts based on market value fluctuation of Green King Co.	(775)	—	(775)
Deutsche Bank AG		375	Pay or receive amounts based on market value fluctuation of GTAdvanced Technologies, Inc.	(166,641)	—	(166,641)
Deutsche Bank AG		775	Pay or receive amounts based on market value fluctuation of H.J. Heinz Co.	7,067	—	7,067
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Halliburton Co.	2,867	—	2,867
Deutsche Bank AG		(17)	Pay or receive amounts based on market value fluctuation of Halliburton Co.	(73,782)	—	(73,782)
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Halyard Health.	25,610	—	25,610
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of Harris Corp.	(6,484)	—	(6,484)
Deutsche Bank AG		24	Pay or receive amounts based on market value fluctuation of Hawaiian Electric Industries, Inc.	(48,841)	—	(48,841)
Deutsche Bank AG		29	Pay or receive amounts based on market value fluctuation of Health Care REIT, Inc.	74,499	—	74,499
Deutsche Bank AG		(15)	Pay or receive amounts based on market value fluctuation of Health Care REIT, Inc.	(47,464)	—	(47,464)
Deutsche Bank AG		275	Pay or receive amounts based on market value fluctuation of Healthways, Inc.	21,181	—	21,181
Deutsche Bank AG		(11)	Pay or receive amounts based on market value fluctuation of Healthways, Inc.	(23,266)	—	(23,266)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty(1)(2)(3)(4)		Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		550		Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	$23,580	$—	$23,580
Deutsche Bank AG		52		Pay or receive amounts based on market value fluctuation of Heritage Financial Group	136,872	—	136,872
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Hertz Global Holdings	(201)	—	(201)
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Hertz Global Holdings	75	—	75
Deutsche Bank AG		14		Pay or receive amounts based on market value fluctuation of Home Loan Servicing Solutions Ltd.	(26,024)	—	(26,024)
Deutsche Bank AG		19		Pay or receive amounts based on market value fluctuation of Hospira, Inc.	4,801	—	4,801
Deutsche Bank AG		271		Pay or receive amounts based on market value fluctuation of Hudson City Bancorp, Inc.	135,542	—	135,542
Deutsche Bank AG		9		Pay or receive amounts based on market value fluctuation of Hudson Valley Holding Corp.	(4,567)	—	(4,567)
Deutsche Bank AG	HKD	27		Pay or receive amounts based on market value fluctuation of Hutchison Whampoa Ltd.	20,844	—	20,844
Deutsche Bank AG		330		Pay or receive amounts based on market value fluctuation of IGI Laboratories, Inc.	(22,131)	—	(22,131)
Deutsche Bank AG		(22)		Pay or receive amounts based on market value fluctuation of IGI Laboratories, Inc.	38,828	—	38,828
Deutsche Bank AG	AUD	12		Pay or receive amounts based on market value fluctuation of iiNet Ltd.	2,738	—	2,738
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Illumina, Inc.	2	—	2
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Illumina, Inc.	2	—	2
Deutsche Bank AG		3		Pay or receive amounts based on market value fluctuation of Independent Bank Corp.	5,369	—	5,369
Deutsche Bank AG		4		Pay or receive amounts based on market value fluctuation of Integrated Silicon Solution, Inc.	(2,276)	—	(2,276)
Deutsche Bank AG		12		Pay or receive amounts based on market value fluctuation of Integrys Energy Group, Inc.	43,232	—	43,232
Deutsche Bank AG		250		Pay or receive amounts based on market value fluctuation of iStar Financial, Inc.	4,401	—	4,401
Deutsche Bank AG		6		Pay or receive amounts based on market value fluctuation of iStar Financial, Inc.	(52,883)	—	(52,883)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty(1)(2)(3)(4)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		(38)	Pay or receive amounts based on market value fluctuation of iStar Financial, Inc.	$44,363	$—	$44,363
Deutsche Bank AG		700	Pay or receive amounts based on market value fluctuation of Jakks Pacific, Inc.	(7,903)	—	(7,903)
Deutsche Bank AG		575	Pay or receive amounts based on market value fluctuation of Jakks Pacific, Inc.	10,331	—	10,331
Deutsche Bank AG		(99)	Pay or receive amounts based on market value fluctuation of Jakks Pacific, Inc.	5,321	—	5,321
Deutsche Bank AG	EUR	— (r)	Pay or receive amounts based on market value fluctuation of Jazztel PLC	(113)	—	(113)
Deutsche Bank AG		52	Pay or receive amounts based on market value fluctuation of Journal Communications, Inc.	294,513	—	294,513
Deutsche Bank AG		375	Pay or receive amounts based on market value fluctuation of KCAP Financial, Inc.	(86,375)	—	(86,375)
Deutsche Bank AG		(14)	Pay or receive amounts based on market value fluctuation of KCAP Financial, Inc.	7,070	—	7,070
Deutsche Bank AG	CAD	(2)	Pay or receive amounts based on market value fluctuation of Kelt Exploration Ltd.	749	—	749
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of Keysight Technologies	23,896	—	23,896
Deutsche Bank AG	EUR	— (r)	Pay or receive amounts based on market value fluctuation of Klepierre REIT	(6)	—	(6)
Deutsche Bank AG		11	Pay or receive amounts based on market value fluctuation of KLX, Inc.	(22,977)	—	(22,977)
Deutsche Bank AG	EUR	16	Pay or receive amounts based on market value fluctuation of Lafarge	(223,786)	—	(223,786)
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of Lakes Entertainment, Inc.	2,792	—	2,792
Deutsche Bank AG		(24)	Pay or receive amounts based on market value fluctuation of Lam Research Corp.	47,557	—	47,557
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Lennar Corp.	4,809	—	4,809
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Lennar Corp.	(4,604)	—	(4,604)
Deutsche Bank AG		500	Pay or receive amounts based on market value fluctuation of Lexington Realty Trust	(143,077)	—	(143,077)
Deutsche Bank AG		(69)	Pay or receive amounts based on market value fluctuation of Lexington Realty Trust	110,421	—	110,421
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Liberty Global PLC	8	—	8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty(1)(2)(3)(4)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	34	Pay or receive amounts based on market value fluctuation of LNB Bancorp	$8,041	$—	$8,041
Deutsche Bank AG	49	Pay or receive amounts based on market value fluctuation of Lorillard, Inc.	245,935	—	245,935
Deutsche Bank AG	(23)	Pay or receive amounts based on market value fluctuation of M & T Bank Corp.	(64,899)	—	(64,899)
Deutsche Bank AG	275	Pay or receive amounts based on market value fluctuation of M/I Homes, Inc.	(18,837)	—	(18,837)
Deutsche Bank AG	225	Pay or receive amounts based on market value fluctuation of M/I Homes, Inc.	(7,935)	—	(7,935)
Deutsche Bank AG	(12)	Pay or receive amounts based on market value fluctuation of M/I Homes, Inc.	(19,268)	—	(19,268)
Deutsche Bank AG	3	Pay or receive amounts based on market value fluctuation of Maiden Holdings Ltd.	1,391	—	1,391
Deutsche Bank AG	(6)	Pay or receive amounts based on market value fluctuation of Maiden Holdings Ltd.	(2,158)	—	(2,158)
Deutsche Bank AG	— (r)	Pay or receive amounts based on market value fluctuation of Mallinckrodt PLC	101	—	101
Deutsche Bank AG	1	Pay or receive amounts based on market value fluctuation of Matthews International Corp.	5,049	—	5,049
Deutsche Bank AG	(1)	Pay or receive amounts based on market value fluctuation of Matthews International Corp.	(5,049)	—	(5,049)
Deutsche Bank AG	5	Pay or receive amounts based on market value fluctuation of Mavenir Systems	3,847	—	3,847
Deutsche Bank AG	(4)	Pay or receive amounts based on market value fluctuation of MaxLinear, Inc.	1,054	—	1,054
Deutsche Bank AG	— (r)	Pay or receive amounts based on market value fluctuation of MB Financial, Inc.	3	—	3
Deutsche Bank AG	— (r)	Pay or receive amounts based on market value fluctuation of MB Financial, Inc.	(3)	—	(3)
Deutsche Bank AG	625	Pay or receive amounts based on market value fluctuation of Meadowbrook Insurance Group, Inc.	36,032	—	36,032
Deutsche Bank AG	142	Pay or receive amounts based on market value fluctuation of Meadowbrook Insurance Group, Inc.	20,289	—	20,289
Deutsche Bank AG	14	Pay or receive amounts based on market value fluctuation of MeadWestvaco Corp.	(24,043)	—	(24,043)
Deutsche Bank AG	(88)	Pay or receive amounts based on market value fluctuation of Medicine Co.	54,909	—	54,909

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty(1)(2)(3)(4)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3,975	Pay or receive amounts based on market value fluctuation of Medicines Co.	$(40,693)	$—	$(40,693)
Deutsche Bank AG	300	Pay or receive amounts based on market value fluctuation of Meritage Homes Corp.	(17,553)	—	(17,553)
Deutsche Bank AG	(3)	Pay or receive amounts based on market value fluctuation of Meritage Homes Corp.	(23,367)	—	(23,367)
Deutsche Bank AG	1,065	Pay or receive amounts based on market value fluctuation of Meritor, Inc.	(102,035)	—	(102,035)
Deutsche Bank AG	(70)	Pay or receive amounts based on market value fluctuation of Meritor, Inc.	131,857	—	131,857
Deutsche Bank AG	2,250	Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	116,796	—	116,796
Deutsche Bank AG	1,025	Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	82,916	—	82,916
Deutsche Bank AG	4	Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	11,374	—	11,374
Deutsche Bank AG	(191)	Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	(172,209)	—	(172,209)
Deutsche Bank AG	575	Pay or receive amounts based on market value fluctuation of MGM Resorts International	(5,031)	—	(5,031)
Deutsche Bank AG	(30)	Pay or receive amounts based on market value fluctuation of MGM Resorts International	7,280	—	7,280
Deutsche Bank AG	3,950	Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	147,575	—	147,575
Deutsche Bank AG	(151)	Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	(65,803)	—	(65,803)
Deutsche Bank AG	(3)	Pay or receive amounts based on market value fluctuation of Mitel Networks Corp.	(2,954)	—	(2,954)
Deutsche Bank AG	625	Pay or receive amounts based on market value fluctuation of ModusLink Global Solutions, Inc.	(30,130)	—	(30,130)
Deutsche Bank AG	(61)	Pay or receive amounts based on market value fluctuation of ModusLink Global Solutions, Inc.	(13,166)	—	(13,166)
Deutsche Bank AG	200	Pay or receive amounts based on market value fluctuation of Natural Resources, Inc.	(102,459)	—	(102,459)
Deutsche Bank AG	(13)	Pay or receive amounts based on market value fluctuation of Natural Resources, Inc.	12,241	—	12,241
Deutsche Bank AG	11	Pay or receive amounts based on market value fluctuation of New Sr. Investments	(29,370)	—	(29,370)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty(1)(2)(3)(4)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Nextera Energy, Inc.	$1,574	$—	$1,574
Deutsche Bank AG		(6)	Pay or receive amounts based on market value fluctuation of Nextera Energy, Inc.	33,216	—	33,216
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of Nicholas Financial, Inc.	3,220	—	3,220
Deutsche Bank AG	CAD	(4)	Pay or receive amounts based on market value fluctuation of Norbord, Inc.	3,247	—	3,247
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of Northstar Real Estate	(7,245)	—	(7,245)
Deutsche Bank AG		(12)	Pay or receive amounts based on market value fluctuation of NorthStar Realty Finance Corp.	6,822	—	6,822
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Northwest Bancshares, Inc.	(101)	—	(101)
Deutsche Bank AG		(23)	Pay or receive amounts based on market value fluctuation of Northwest Bancshares, Inc.	408	—	408
Deutsche Bank AG		900	Pay or receive amounts based on market value fluctuation of Novellus Systems, Inc.	(56,813)	—	(56,813)
Deutsche Bank AG		2,925	Pay or receive amounts based on market value fluctuation of NRG Yield, Inc.	(15,305)	—	(15,305)
Deutsche Bank AG		(41)	Pay or receive amounts based on market value fluctuation of NRG Yield, Inc.	(12,260)	—	(12,260)
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of NXP Semiconductors NV	(3,969)	—	(3,969)
Deutsche Bank AG		51	Pay or receive amounts based on market value fluctuation of Office Depot, Inc.	(12,022)	—	(12,022)
Deutsche Bank AG		(5)	Pay or receive amounts based on market value fluctuation of Omega Healthcare Investors, Inc.	(8,472)	—	(8,472)
Deutsche Bank AG		13	Pay or receive amounts based on market value fluctuation of Omnicare, Inc.	235,034	—	235,034
Deutsche Bank AG		(15)	Pay or receive amounts based on market value fluctuation of Omnicare, Inc.	(222,201)	—	(222,201)
Deutsche Bank AG		26	Pay or receive amounts based on market value fluctuation of ON Semiconductor Corp.	68,481	—	68,481
Deutsche Bank AG		(26)	Pay or receive amounts based on market value fluctuation of ON Semiconductor Corp.	3,393	—	3,393
Deutsche Bank AG		8	Pay or receive amounts based on market value fluctuation of Oneida Financial Corp.	929	—	929

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty(1)(2)(3)(4)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		140	Pay or receive amounts based on market value fluctuation of Orbitz Worldwide, Inc.	$2,453	$—	$2,453
Deutsche Bank AG		9	Pay or receive amounts based on market value fluctuation of Palo Alto Networks, Inc.	111,023	—	111,023
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Palo Alto Networks, Inc.	(40,784)	—	(40,784)
Deutsche Bank AG		8	Pay or receive amounts based on market value fluctuation of Paramount Gold And Silver Corp.	(777)	—	(777)
Deutsche Bank AG		125	Pay or receive amounts based on market value fluctuation of PDL Biopharma	(499)	—	(499)
Deutsche Bank AG		(5)	Pay or receive amounts based on market value fluctuation of PDL Biopharma	523	—	523
Deutsche Bank AG		124	Pay or receive amounts based on market value fluctuation of Pepco Holdings, Inc.	(40,416)	—	(40,416)
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Pharmacyclics, Inc.	4,018	—	4,018
Deutsche Bank AG		21	Pay or receive amounts based on market value fluctuation of Polypore International, Inc.	(10,197)	—	(10,197)
Deutsche Bank AG		7	Pay or receive amounts based on market value fluctuation of Post Holdings, Inc.	82,899	—	82,899
Deutsche Bank AG		(12)	Pay or receive amounts based on market value fluctuation of Post Holdings, Inc.	(87,613)	—	(87,613)
Deutsche Bank AG		500	Pay or receive amounts based on market value fluctuation of Powerwave Technologies, Inc.	(130,000)	—	(130,000)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Priceline.com	(269)	—	(269)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Priceline.com.	60	—	60
Deutsche Bank AG	CAD	58	Pay or receive amounts based on market value fluctuation of Probe Mines Ltd.	(2,392)	—	(2,392)
Deutsche Bank AG		32	Pay or receive amounts based on market value fluctuation of Property Development Center	(299)	—	(299)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Prosensa	(12,734)	—	(12,734)
Deutsche Bank AG		425	Pay or receive amounts based on market value fluctuation of Prospect Capital Corp.	(20,973)	—	(20,973)
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of Prospect Capital Corp.	250	—	250

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty(1)(2)(3)(4)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		25	Pay or receive amounts based on market value fluctuation of QLT, Inc.	$(39,669)	$—	$(39,669)
Deutsche Bank AG		150	Pay or receive amounts based on market value fluctuation of Quantum Corp.	24,773	—	24,773
Deutsche Bank AG		(71)	Pay or receive amounts based on market value fluctuation of Quantum Corp.	(15,278)	—	(15,278)
Deutsche Bank AG		575	Pay or receive amounts based on market value fluctuation of Rambus, Inc.	12,151	—	12,151
Deutsche Bank AG		(35)	Pay or receive amounts based on market value fluctuation of Rambus, Inc.	(31,729)	—	(31,729)
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of Red Hat, Inc.	69,330	—	69,330
Deutsche Bank AG		(625)	Pay or receive amounts based on market value fluctuation of Red Hat, Inc.	(104,798)	—	(104,798)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of RenaissanceRe Holding Ltd.	(1,183)	—	(1,183)
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of RenaissanceRe Holdings Ltd.	569	—	569
Deutsche Bank AG		(49)	Pay or receive amounts based on market value fluctuation of Renasant	(132,053)	—	(132,053)
Deutsche Bank AG		(21)	Pay or receive amounts based on market value fluctuation of Renewable Energy Group, Inc.	33,427	—	33,427
Deutsche Bank AG		400	Pay or receive amounts based on market value fluctuation of Renewable NRG Systems	(79,583)	—	(79,583)
Deutsche Bank AG		125	Pay or receive amounts based on market value fluctuation of Resource Capital Corp.	(10,705)	—	(10,705)
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Resource Capital Corp.	275	—	275
Deutsche Bank AG	GBP	23	Pay or receive amounts based on market value fluctuation of Rexam PLC	411	—	411
Deutsche Bank AG		(14)	Pay or receive amounts based on market value fluctuation of Reynolds American, Inc.	(139,114)	—	(139,114)
Deutsche Bank AG		55	Pay or receive amounts based on market value fluctuation of Riverbed Technology, Inc.	29,104	—	29,104
Deutsche Bank AG		(12)	Pay or receive amounts based on market value fluctuation of Rock-Tenn Co.	27,980	—	27,980
Deutsche Bank AG		(5)	Pay or receive amounts based on market value fluctuation of RR Donnelley & Sons Co.	(10,709)	—	(10,709)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty(1)(2)(3)(4)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	8	Pay or receive amounts based on market value fluctuation of RTI International Metals, Inc.	$(13,337)	$—	$(13,337)
Deutsche Bank AG	3	Pay or receive amounts based on market value fluctuation of Salix Pharmaceuticals Ltd.	41,929	—	41,929
Deutsche Bank AG	29	Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	(1,062,858)	—	(1,062,858)
Deutsche Bank AG	11	Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	(521,947)	—	(521,947)
Deutsche Bank AG	(76)	Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	1,027,420	—	1,027,420
Deutsche Bank AG	725	Pay or receive amounts based on market value fluctuation of Scorpio Tankers, Inc.	39,678	—	39,678
Deutsche Bank AG	(40)	Pay or receive amounts based on market value fluctuation of Scorpio Tankers, Inc.	(41,576)	—	(41,576)
Deutsche Bank AG	1,350	Pay or receive amounts based on market value fluctuation of Sequenom, Inc.	(70,875)	—	(70,875)
Deutsche Bank AG	(169)	Pay or receive amounts based on market value fluctuation of Sequenom, Inc.	(77,818)	—	(77,818)
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of Shengdatech, Inc.	(500)	—	(500)
Deutsche Bank AG	1,325	Pay or receive amounts based on market value fluctuation of Ship Finance International Ltd.	10,187	—	10,187
Deutsche Bank AG	(44)	Pay or receive amounts based on market value fluctuation of Ship Finance International Ltd.	(12,927)	—	(12,927)
Deutsche Bank AG	6	Pay or receive amounts based on market value fluctuation of Sigma-Aldrich Corp.	7,537	—	7,537
Deutsche Bank AG	— (r)	Pay or receive amounts based on market value fluctuation of Sirius XM Holdings	49	—	49
Deutsche Bank AG	— (r)	Pay or receive amounts based on market value fluctuation of Sirius XM Holdings	(46)	—	(46)
Deutsche Bank AG	44	Pay or receive amounts based on market value fluctuation of Southwestern Energy Co.	(62,896)	—	(62,896)
Deutsche Bank AG	(79)	Pay or receive amounts based on market value fluctuation of Southwestern Energy Co.	75,422	—	75,422
Deutsche Bank AG	750	Pay or receive amounts based on market value fluctuation of Spectrum Pharmaceuticals, Inc.	(63,359)	—	(63,359)
Deutsche Bank AG	(40)	Pay or receive amounts based on market value fluctuation of Spectrum Pharmaceuticals, Inc.	46,776	—	46,776

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty(1)(2)(3)(4)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	GBP	93	Pay or receive amounts based on market value fluctuation of Spirit Pub Company PLC	$(572)	$—	$(572)
Deutsche Bank AG		(10)	Pay or receive amounts based on market value fluctuation of Staples, Inc.	4,048	—	4,048
Deutsche Bank AG		(18)	Pay or receive amounts based on market value fluctuation of Sterling Bancorp	5,994	—	5,994
Deutsche Bank AG		525	Pay or receive amounts based on market value fluctuation of Stillwater Mining Co.	(25,595)	—	(25,595)
Deutsche Bank AG		(30)	Pay or receive amounts based on market value fluctuation of Stillwater Mining Co.	27,223	—	27,223
Deutsche Bank AG		3,475	Pay or receive amounts based on market value fluctuation of SunEdison, Inc.	604,408	—	604,408
Deutsche Bank AG		1,350	Pay or receive amounts based on market value fluctuation of SunEdison, Inc.	91,361	—	91,361
Deutsche Bank AG		(296)	Pay or receive amounts based on market value fluctuation of SunEdison, Inc.	(763,744)	—	(763,744)
Deutsche Bank AG		109	Pay or receive amounts based on market value fluctuation of Susquehanna Bancshares, Inc.	81,259	—	81,259
Deutsche Bank AG		134	Pay or receive amounts based on market value fluctuation of Talisman Energy, Inc.	283	—	283
Deutsche Bank AG		950	Pay or receive amounts based on market value fluctuation of Tesla Motors, Inc.	(303,174)	—	(303,174)
Deutsche Bank AG		(7)	Pay or receive amounts based on market value fluctuation of Tesla Motors, Inc.	135,732	—	135,732
Deutsche Bank AG		(8)	Pay or receive amounts based on market value fluctuation of Teva Pharmaceutical Finance LLC	(36,120)	—	(36,120)
Deutsche Bank AG		(200)	Pay or receive amounts based on market value fluctuation of Teva Pharmaceutical Finance LLC	(39,045)	—	(39,045)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Teva Pharmaceutical Industries Ltd.	6,975	—	6,975
Deutsche Bank AG		25	Pay or receive amounts based on market value fluctuation of Time Warner Cable, Inc.	54,149	—	54,149
Deutsche Bank AG		31	Pay or receive amounts based on market value fluctuation of T-Mobile US, Inc.	(16,202)	—	(16,202)
Deutsche Bank AG		(46)	Pay or receive amounts based on market value fluctuation of T-Mobile US, Inc.	11,713	—	11,713
Deutsche Bank AG	JPY	36	Pay or receive amounts based on market value fluctuation of Tokyo Electron Ltd.	56,091	—	56,091

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty(1)(2)(3)(4)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	AUD	94	Pay or receive amounts based on market value fluctuation of Toll Holdings Ltd.	$(21,101)	$—	$(21,101)
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Tornier, Inc.	771	—	771
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Tribune Publishing Co.	3,375	—	3,375
Deutsche Bank AG		3,125	Pay or receive amounts based on market value fluctuation of Trinity Industries, Inc.	31,251	—	31,251
Deutsche Bank AG		(101)	Pay or receive amounts based on market value fluctuation of Trinity Industries, Inc.	(20,029)	—	(20,029)
Deutsche Bank AG		26	Pay or receive amounts based on market value fluctuation of TRW Automotive Holdings Corp.	85,678	—	85,678
Deutsche Bank AG	GBP	131	Pay or receive amounts based on market value fluctuation of TSB Banking Group PLC	2,242	—	2,242
Deutsche Bank AG		575	Pay or receive amounts based on market value fluctuation of TTM Technologies, Inc.	27,183	—	27,183
Deutsche Bank AG		(67)	Pay or receive amounts based on market value fluctuation of TTM Technologies, Inc.	(71,190)	—	(71,190)
Deutsche Bank AG		28	Pay or receive amounts based on market value fluctuation of Tyson Foods, Inc.	(36,816)	—	(36,816)
Deutsche Bank AG		(27)	Pay or receive amounts based on market value fluctuation of Tyson Foods, Inc.	36,617	—	36,617
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Universal Corp.	(155,299)	—	(155,299)
Deutsche Bank AG		(16)	Pay or receive amounts based on market value fluctuation of Universal Corp.	5,176	—	5,176
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Uranerz Energy Corp.	(113)	—	(113)
Deutsche Bank AG		12	Pay or receive amounts based on market value fluctuation of Urban Edge Properties	(5,951)	—	(5,951)
Deutsche Bank AG		1,550	Pay or receive amounts based on market value fluctuation of UTi Worldwide, Inc.	38,556	—	38,556
Deutsche Bank AG		(75)	Pay or receive amounts based on market value fluctuation of UTi Worldwide, Inc.	(8,719)	—	(8,719)
Deutsche Bank AG		750	Pay or receive amounts based on market value fluctuation of Vantage Drilling Co.	(184,400)	—	(184,400)
Deutsche Bank AG		935	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	137,620	—	137,620

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty(1)(2)(3)(4)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		(37)	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	$(27,281)	$—	$(27,281)
Deutsche Bank AG		28	Pay or receive amounts based on market value fluctuation of Viasystems Group, Inc.	61,644	—	61,644
Deutsche Bank AG	CAD	10	Pay or receive amounts based on market value fluctuation of Vicwest, Inc.	(1,720)	—	(1,720)
Deutsche Bank AG		1,550	Pay or receive amounts based on market value fluctuation of Vishay Intertechnology, Inc.	(4,832)	—	(4,832)
Deutsche Bank AG		(101)	Pay or receive amounts based on market value fluctuation of Vishay Intertechnology, Inc.	(15,685)	—	(15,685)
Deutsche Bank AG		1,800	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	(46,091)	—	(46,091)
Deutsche Bank AG		625	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	(22,772)	—	(22,772)
Deutsche Bank AG		(27)	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	(22,847)	—	(22,847)
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Western Alliance Bancorp	(1,310)	—	(1,310)
Deutsche Bank AG		(13)	Pay or receive amounts based on market value fluctuation of Wisconsin Energy Corp.	(48,637)	—	(48,637)
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of Wright Medical Group, Inc.	2,588	—	2,588
Deutsche Bank AG	JPY	(399)	Pay or receive amounts based on market value fluctuation of Yahoo! Japan Corp.	(166,443)	—	(166,443)
Deutsche Bank AG		300	Pay or receive amounts based on market value fluctuation of Zais Financial Corp.	(12,717)	—	(12,717)
Deutsche Bank AG		(7)	Pay or receive amounts based on market value fluctuation of Zais Financial Corp.	(1,495)	—	(1,495)
Deutsche Bank AG		450	Pay or receive amounts based on market value fluctuation of Zaza Energy Corp.	(222,899)	—	(222,899)
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of Zaza Energy Corp.	34,565	—	34,565
Deutsche Bank AG	EUR	1	Pay or receive amounts based on market value fluctuation of Ziggo NV	(3,889)	—	(3,889)
Morgan Stanley	EUR	— (r)	Pay $0.108 strike and receive variance based on spread between Euro and Canadian Dollar.	409	—	409

				$(3,175,847)	$—	$(3,175,847)

(r)	Notional amount is less than $500 par.

(1)	Bank of America total return swaps have termination dates of 4/21/15 and 8/12/19.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

(2)	Credit Suisse First Boston Corp. total return swaps have a termination date of 6/30/15.

(3)	Deutsche Bank AG positions have a termination date of 8/15/15. On the Deutsche Bank AG positions, the Portfolio receives or pays the total return on the positions shown in the table above and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.

(4)	Morgan Stanley total return swaps have a termination date of 4/21/15.

Reverse Repurchase Agreement outstanding at March 31, 2015:

Broker	Interest Rate	Trade Date	Value at March 31, 2015	Maturity Date	Cost
Merrill Lynch Co.	0.35%	03/18/2015	$148,625	04/02/2015	$148,625

The aggregate value of Reverse Repurchase Agreement is $148,625. U.S. Treasury Security with a market value of $151,285 has been segregated to cover the requirement for the reverse repurchase agreements outstanding as of March 31, 2015. Reverse repurchase agreements are subject to contractual netting arrangements.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$4,320,081,862	$—	$—
Common Stocks	437,483,971	116,764,497	7,464,769
Exchange Traded Funds	109,379,095	—	—
Preferred Stocks	318,594	2,862,314	90,820
Rights	112,954	165,739	64,314
Unaffiliated Mutual Funds	111,807,587	—	—
Warrants	1,725,490	—	9,005
Asset-Backed Securities
Collateralized Debt Obligations	—	2,641,470	—
Collateralized Loan Obligations	—	9,482,209	—
Non-Residential Mortgage-Backed Securities	—	1,428,383	1,782,184
Residential Mortgage-Backed Securities	—	4,563,446	—
Bank Loans	—	802,786	—
Certificates of Deposit	—	10,252,485	—
Commercial Mortgage-Backed Securities	—	9,276,171	4,777,131
Convertible Bonds	—	4,928,742	14,516
Corporate Bonds	—	254,033,925	40,672
Foreign Government Bonds	—	378,241,458	—
Municipal Bonds	—	3,891,812	—
Residential Mortgage-Backed Securities	—	42,826,407	—
U.S. Government Agency Obligations	—	51,750,472	—
U.S. Treasury Obligations	—	501,324,513	—
Affiliated Money Market Mutual Fund	1,057,905,143	—	—
Repurchase Agreements	—	66,800,000	—
Foreign Treasury Obligations	—	30,515,643	—
Options Purchased	68,283	173,098	—
Short Sales – Common Stocks	(182,244,603)	(814,726)	—
Short Sales – U.S. Government Agency Obligations	—	(30,450,244)	—
Short Sales – U.S. Treasury Obligation	—	(426,461)	—
Reverse Repurchase Agreement	—	(148,625)	—
Options Written	(371,000)	(487,790)	—
Other Financial Instruments*
Financial Futures Contracts	1,844,746	—	—
Commodity Futures Contracts	(11,125,400)	—	—
Foreign Forward Currency Contracts	—	19,519,933	—
Over-the-counter interest rate swaps	—	(741,144)	—
Exchange-traded interest rate swaps	—	(3,103,091)	—
Over-the-counter credit default swaps	—	17,261	—
Exchange-traded credit default swaps	—	203,761	—
Total Return Swaps	—	(3,185,247)	9,400
Currency Swap Agreements	—	(5,763,536)	—

Total	$5,846,986,722	$1,467,345,661	$14,252,811

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value at 03/31/15
Credit contracts	$224,217
Equity contracts	473,628
Foreign exchange contracts	19,283,901
Interest rate contracts	(9,719,549)
Commodity contracts	(11,125,421)

Total	$(863,224)

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 93.8%
AFFILIATED MUTUAL FUNDS — 2.8%
AST Goldman Sachs Small-Cap Value Portfolio*	2,318,188	$43,002,381
AST Small-Cap Growth Opportunities Portfolio*	4,228,497	65,076,566
AST Small-Cap Growth Portfolio*	1,915,677	64,960,597
AST Small-Cap Value Portfolio*	3,742,380	82,332,365

TOTAL AFFILIATED MUTUAL FUNDS
(cost $180,481,426)(w)		255,371,909

COMMON STOCKS — 49.8%
Aerospace & Defense — 1.1%
BAE Systems PLC (United Kingdom)	1,008,900	7,818,500
Boeing Co. (The)	119,600	17,949,568
Elbit Systems Ltd. (Israel)	47,100	3,388,358
Honeywell International, Inc.	161,600	16,856,496
Raytheon Co.	139,700	15,262,225
Thales SA (France)	120,700	6,696,700
United Technologies Corp.	311,400	36,496,080

		104,467,927

Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	516,491	24,884,536
Toll Holdings Ltd. (Australia)	653,200	4,394,765
United Parcel Service, Inc. (Class B Stock)	211,054	20,459,575

		49,738,876

Airlines — 0.6%
Air New Zealand Ltd. (New Zealand)	1,087,433	2,211,872
Deutsche Lufthansa AG (Germany)	187,000	2,618,490
easyJet PLC (United Kingdom)	128,000	3,562,406
Ryanair Holdings PLC (Ireland), ADR	198,141	13,229,875
Southwest Airlines Co.	673,600	29,840,480

		51,463,123

Auto Components — 0.6%
Calsonic Kansei Corp. (Japan)	406,000	2,686,848
Cie Generale des Etablissements Michelin (France) (Class B Stock)	40,200	3,997,671
Continental AG (Germany)	67,888	15,987,321
Johnson Controls, Inc.	112,700	5,684,588
Keihin Corp. (Japan)	201,400	3,087,591
Toyo Tire & Rubber Co. Ltd. (Japan)	250,000	4,491,308
Toyoda Gosei Co. Ltd. (Japan)	117,000	2,611,807
Valeo SA (France)	107,060	15,968,494
Yokohama Rubber Co. Ltd. (The) (Japan)	420,000	4,329,383

		58,845,011

Automobiles — 1.3%
Bayerische Motoren Werke AG (Germany)	171,253	21,326,930
Daihatsu Motor Co. Ltd. (Japan)	223,800	3,423,155
Daimler AG (Germany)	127,300	12,225,173
Fuji Heavy Industries Ltd. (Japan)	434,300	14,417,125
General Motors Co.	448,700	16,826,250
Hero MotoCorp Ltd. (India)	296,112	12,502,586
Isuzu Motors Ltd. (Japan)	323,200	4,288,050
Nissan Motor Co. Ltd. (Japan)	662,000	6,732,906
Renault SA (France)	47,600	4,323,492
Tata Motors Ltd. (India)	1,921,717	16,772,586
Volkswagen AG (Germany)	32,100	8,253,592

		121,091,845

	Shares	Value
COMMON STOCKS (Continued)
Banks — 3.3%
Aozora Bank Ltd. (Japan)	1,439,000	$5,100,623
Australia & New Zealand Banking Group Ltd. (Australia)	150,300	4,181,372
Banco Santander SA (Spain)	327,500	2,455,052
Bank Hapoalim BM (Israel)	625,200	3,006,187
Bank of America Corp.	2,307,100	35,506,269
Bank of Yokohama Ltd. (The) (Japan)	481,000	2,817,045
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	15,905,400	16,133,087
Barclays PLC (United Kingdom)	761,200	2,747,560
Bendigo and Adelaide Bank Ltd. (Australia)	413,300	3,938,274
BNP Paribas SA (France)	89,000	5,415,275
Credit Agricole SA (France)	371,700	5,462,095
DBS Group Holdings Ltd. (Singapore)	455,000	6,746,674
Dexia SA (Belgium)*	15,923	1,291
DnB ASA (Norway)	227,300	3,648,100
Fifth Third Bancorp	439,300	8,280,805
Fukuoka Financial Group, Inc. (Japan)	281,000	1,445,038
HSBC Holdings PLC (United Kingdom)	772,800	6,585,327
ING Groep NV (Netherlands), CVA*	325,100	4,762,039
Intesa Sanpaolo SpA (Italy)	5,611,249	19,044,519
JPMorgan Chase & Co.	816,900	49,487,802
Keiyo Bank Ltd. (The) (Japan)	327,000	1,892,954
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,049,200	6,498,129
Mizuho Financial Group, Inc. (Japan)	2,654,300	4,664,873
National Australia Bank Ltd. (Australia)	189,800	5,556,259
Nishi-Nippon City Bank Ltd. (The) (Japan)	644,000	1,866,665
Nordea Bank AB (Sweden)	525,100	6,395,969
Permanent TSB Group Holdings PLC (Ireland)*	48,500	3,181
PNC Financial Services Group, Inc. (The)	144,400	13,463,856
Resona Holdings, Inc. (Japan)	1,341,600	6,658,048
Societe Generale SA (France)	78,300	3,780,468
Sumitomo Mitsui Financial Group, Inc. (Japan)	323,600	12,395,364
Swedbank AB (Sweden) (Class A Stock)	214,700	5,125,689
U.S. Bancorp	520,900	22,747,703
Wells Fargo & Co.	425,000	23,120,000

		300,933,592

Beverages — 1.1%
Coca-Cola Co. (The)	560,183	22,715,421
Monster Beverage Corp.*	253,181	35,038,985
PepsiCo, Inc.	212,500	20,319,250
SABMiller PLC (United Kingdom), ADR	402,243	21,139,881

		99,213,537

Biotechnology — 0.8%
Actelion Ltd. (Switzerland)*	125,133	14,432,034
Amgen, Inc.	234,260	37,446,461
Gilead Sciences, Inc.*	194,352	19,071,762

		70,950,257

Building Products — 0.3%
Daikin Industries Ltd. (Japan)	242,400	16,205,422
Geberit AG (Switzerland)	36,764	13,757,666

		29,963,088

Capital Markets — 2.2%
3i Group PLC (United Kingdom)	335,500	2,397,247
Ameriprise Financial, Inc.	107,700	14,091,468

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Bank of New York Mellon Corp. (The)	358,900	$14,442,136
Charles Schwab Corp. (The)	1,540,811	46,902,287
Credit Suisse Group AG (Switzerland)*	450,700	12,125,610
Deutsche Bank AG (Germany)	116,700	4,044,542
GAM Holding AG (Switzerland)*	147,400	3,056,976
Greenhill & Co., Inc.	103,526	4,104,806
Intermediate Capital Group PLC (United Kingdom)	534,200	3,984,422
Invesco Ltd. (Bermuda)	313,700	12,450,753
Macquarie Group Ltd. (Australia)	221,164	12,855,462
Morgan Stanley	908,100	32,410,089
Partners Group Holding AG (Switzerland)	47,387	14,127,359
SEI Investments Co.	524,027	23,104,350
Tullett Prebon PLC (United Kingdom)	161,500	893,077

		200,990,584

Chemicals — 0.9%
Alent PLC (United Kingdom)	142,000	786,592
Arkema SA (France)	26,800	2,122,441
Asahi Kasei Corp. (Japan)	416,000	3,972,644
BASF SE (Germany)	85,500	8,464,087
Celanese Corp. (Class A Stock)	509,100	28,438,326
Ecolab, Inc.	202,419	23,152,685
Huabao International Holdings Ltd. (Hong Kong)	5,026,000	3,736,946
NOF Corp. (Japan)	262,000	1,943,532
Toagosei Co. Ltd. (Japan)	275,000	1,254,396
Yara International ASA (Norway)	121,000	6,143,523

		80,015,172

Commercial Services & Supplies — 0.4%
Downer EDI Ltd. (Australia)	1,016,200	3,444,956
Mineral Resources Ltd. (Australia)(a)	235,600	1,204,970
Santa Fe Group A/S (Denmark)	10,000	111,532
Securitas AB (Sweden) (Class B Stock)	219,700	3,154,103
Stericycle, Inc.*	196,492	27,593,372
Toppan Forms Co. Ltd. (Japan)	77,600	879,074

		36,388,007

Communications Equipment — 1.2%
Cisco Systems, Inc.	2,023,070	55,685,002
Pace PLC (United Kingdom)	511,400	2,608,767
QUALCOMM, Inc.	634,349	43,985,760
Telefonaktiebolaget LM Ericsson (Sweden)
(Class B Stock)	376,100	4,721,914

		107,001,443

Construction & Engineering — 0.1%
Acs Actividades de Construccion y Servicios SA (Spain)	54,500	1,928,983
Ausdrill Ltd. (Australia)(a)	991,000	207,427
Boart Longyear Ltd.*	642,500	97,872
Carillion PLC (United Kingdom)	476,600	2,306,465
Kyowa Exeo Corp. (Japan)	309,700	3,321,253
Leighton Holdings Ltd. (Australia)	1	16

		7,862,016

Construction Materials — 0.2%
China Resources Cement Holdings Ltd. (Hong Kong)	6,980,000	3,945,520

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
Vulcan Materials Co.	175,600	$14,803,080

		18,748,600

Consumer Finance — 0.3%
American Express Co.	298,211	23,296,243

Containers & Packaging — 0.1%
DS Smith PLC (United Kingdom)	253,300	1,293,362
Rexam PLC (United Kingdom)	709,300	6,078,917
Smurfit Kappa Group PLC (Ireland)	190,900	5,364,241

		12,736,520

Distributors
Pacific Brands Ltd. (Australia)(a)	2,607,900	910,157

Diversified Consumer Services
Kroton Educacional SA (Brazil)	184,200	596,195

Diversified Financial Services — 0.4%
Challenger Ltd. (Australia)	706,100	3,833,034
First Pacific Co. Ltd. (Hong Kong)	1,650,000	1,647,308
Fuyo General Lease Co. Ltd. (Japan)	63,300	2,543,171
IG Group Holdings PLC (United Kingdom)	840,259	8,823,111
ORIX Corp. (Japan)	1,025,000	14,402,407
Pargesa Holding SA (Switzerland)	28,900	2,028,194

		33,277,225

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	335,300	10,947,545
BT Group PLC (United Kingdom)	835,400	5,428,277
Nippon Telegraph & Telephone Corp. (Japan)	176,400	10,889,353
TDC A/S (Denmark)	679,200	4,866,441
Telefonica SA (Spain)	158,100	2,249,676
TeliaSonera AB (Sweden)	1,092,900	6,945,036

		41,326,328

Electric Utilities — 0.6%
EDP - Energias de Portugal SA (Portugal)	516,500	1,934,360
Electricite de France SA (France)	318,200	7,629,859
Enel SpA (Italy)	1,307,800	5,907,866
Entergy Corp.	137,900	10,685,871
Exelon Corp.	493,500	16,586,535
FirstEnergy Corp.	449,400	15,755,964

		58,500,455

Electrical Equipment — 0.1%
Alstom SA (France)*	123,100	3,787,918
Emerson Electric Co.	98,000	5,548,760
Fujikura Ltd. (Japan)	391,000	1,711,252

		11,047,930

Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp. (Class A Stock)	417,221	24,586,834
Anritsu Corp. (Japan)	357,900	2,499,188
Hexagon AB (Sweden) (Class B Stock)	397,189	14,102,231
Hoya Corp. (Japan)	324,000	12,971,126
Keyence Corp. (Japan)	27,700	15,115,804
Kingboard Chemical Holdings Ltd. (Hong Kong)	966,600	1,529,699
Murata Manufacturing Co. Ltd. (Japan)	108,900	14,956,240
National Instruments Corp.	360,147	11,539,110
TE Connectivity Ltd. (Switzerland)	187,100	13,400,102

		110,700,334

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services — 0.8%
AMEC PLC (United Kingdom)	130,100	$1,740,288
Baker Hughes, Inc.	180,500	11,476,190
FMC Technologies, Inc.*	369,182	13,663,426
Fred Olsen Energy ASA (Norway)(a)	54,244	387,938
Petrofac Ltd. (United Kingdom)	155,500	2,189,143
ProSafe SE (Norway)	380,000	1,043,507
Schlumberger Ltd. (Netherlands)	453,063	37,803,577

		68,304,069

Food & Staples Retailing — 1.1%
Ain Pharmaciez, Inc. (Japan)	73,100	2,895,428
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	437,632	17,438,938
Costco Wholesale Corp.	126,217	19,121,244
Delhaize Group SA (Belgium)	85,600	7,690,282
J Sainsbury PLC (United Kingdom)(a)	1,385,400	5,316,333
Koninklijke Ahold NV (Netherlands)	438,700	8,644,932
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	61,500	2,188,399
Metcash Ltd. (Australia)(a)	1,085,700	1,277,454
Tesco PLC (United Kingdom)	547,500	1,954,323
Wal-Mart Stores, Inc.	72,200	5,938,450
Whole Foods Market, Inc.	498,648	25,969,588
WM Morrison Supermarkets PLC (United Kingdom)	1,674,100	4,784,457

		103,219,828

Food Products — 0.8%
Dairy Crest Group PLC (United Kingdom)	112,800	739,109
Danone SA (France), ADR	2,093,005	28,276,497
Marine Harvest ASA (Norway)	277,500	3,179,209
Mead Johnson Nutrition Co.	254,240	25,558,747
Megmilk Snow Brand Co. Ltd. (Japan)	146,700	1,764,186
Morinaga Milk Industry Co. Ltd. (Japan)	661,000	2,509,010
Nichirei Corp. (Japan)	436,000	2,442,590
Premier Foods PLC (United Kingdom)*	672,846	423,046
Tate & Lyle PLC (United Kingdom)	368,700	3,267,890

		68,160,284

Gas Utilities
Gas Natural SDG SA (Spain)	82,600	1,854,538

Health Care Equipment & Supplies — 0.9%
Intuitive Surgical, Inc.*	54,544	27,546,356
Medtronic PLC	270,668	21,109,397
Varian Medical Systems, Inc.*(a)	234,159	22,032,020
Zimmer Holdings, Inc.	109,380	12,854,338

		83,542,111

Health Care Providers & Services — 0.7%
Alfresa Holdings Corp. (Japan)	185,200	2,609,712
DaVita HealthCare Partners, Inc.*	276,910	22,507,245
Express Scripts Holding Co.*	404,091	35,062,976
Medipal Holdings Corp. (Japan)	192,100	2,503,858
Primary Health Care Ltd. (Australia)	673,400	2,814,072
Toho Holdings Co. Ltd. (Japan)	156,200	2,639,726

		68,137,589

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	664,200	31,775,328
Compass Group PLC (United Kingdom)	1,279,111	22,204,318
InterContinental Hotels Group PLC (United Kingdom)	290,300	11,322,715
Plenus Co. Ltd. (Japan)	29,700	551,111

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Starbucks Corp.	298,448	$28,263,026
Yum! Brands, Inc.	202,048	15,905,218

		110,021,716

Household Durables — 0.1%
Barratt Developments PLC (United Kingdom)	68,673	536,934
Berkeley Group Holdings PLC (United Kingdom)	70,400	2,750,924
Bovis Homes Group PLC (United Kingdom)	140,500	1,937,906
Skyworth Digital Holdings Ltd. (Hong Kong)	4,468,000	3,509,495

		8,735,259

Household Products — 0.7%
Procter & Gamble Co. (The)	531,145	43,522,021
Reckitt Benckiser Group PLC (United Kingdom)	184,101	15,815,236

		59,337,257

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	1,754,600	22,546,610
NRG Energy, Inc.	594,300	14,970,417

		37,517,027

Industrial Conglomerates — 1.1%
3M Co.	146,800	24,214,660
Bidvest Group Ltd. (South Africa)	382,141	10,336,938
Danaher Corp.	303,508	25,767,829
General Electric Co.	1,475,200	36,599,712
Koninklijke Philips NV (Netherlands)	129,400	3,671,060
Rheinmetall AG (Germany)	69,200	3,328,450

		103,918,649

Insurance — 2.7%
Aegon NV (Netherlands)	398,200	3,144,040
AIA Group Ltd. (Hong Kong)	2,115,600	13,282,764
Allianz SE (Germany)	54,000	9,375,259
Allstate Corp. (The)	277,000	19,714,090
Aviva PLC (United Kingdom)	784,700	6,279,835
AXA SA (France)	228,600	5,753,652
Baloise Holding AG (Switzerland)	59,200	7,823,701
Beazley PLC (United Kingdom)	610,400	2,596,685
CNP Assurances SA (France)	167,700	2,939,209
Discovery Ltd. (South Africa)	1,441,584	14,795,172
Hannover Rueckversicherung AG (Germany)	49,800	5,146,043
Helvetia Holding AG (Switzerland)	5,900	3,174,673
Marsh & McLennan Cos., Inc.	502,000	28,157,180
MetLife, Inc.	402,500	20,346,375
Muenchener Rueckversicherungs AG (Germany)	25,200	5,415,010
Old Mutual PLC (United Kingdom)	1,974,700	6,482,252
Prudential PLC (United Kingdom)	627,433	15,569,959
Sampo OYJ (Finland) (Class A Stock)	299,744	15,118,543
SCOR SE (France)	91,700	3,092,818
St James’s Place PLC (United Kingdom)	940,864	13,013,220
Swiss Life Holding AG (Switzerland)*	34,800	8,597,233
Swiss Re AG (Switzerland)	110,800	10,687,542
XL Group PLC (Ireland)	426,570	15,697,776
Zurich Insurance Group AG (Switzerland)*	32,100	10,849,871

		247,052,902

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Catalog Retail — 0.9%
Amazon.com, Inc.*	168,657	$62,757,269
Home Retail Group PLC (United Kingdom)	784,800	1,914,153
TripAdvisor, Inc.*	253,459	21,080,185

		85,751,607

Internet Software & Services — 2.0%
Alibaba Group Holding Ltd. (China), ADR*(a)	376,279	31,321,464
Baidu, Inc. (China), ADR*	49,983	10,416,457
Facebook, Inc. (Class A Stock)*	770,453	63,342,794
Google, Inc. (Class A Stock)*	52,330	29,027,451
Google, Inc. (Class C Stock)*	52,595	28,822,060
NetEase, Inc. (China), ADR	80,225	8,447,693
Tencent Holdings Ltd. (China)	753,900	14,316,499

		185,694,418

IT Services — 1.8%
Alten SA (France)(g)	63,800	2,926,895
Amadeus IT Holding SA (Spain) (Class A Stock)	275,196	11,794,050
Automatic Data Processing, Inc.	82,161	7,036,268
Cap Gemini SA (France)	223,405	18,328,421
Cognizant Technology Solutions Corp. (Class A Stock)*	344,873	21,516,626
Genpact Ltd.*	775,133	18,021,842
Tieto OYJ (Finland)	95,600	2,246,475
Visa, Inc. (Class A Stock)(a)	1,009,928	66,059,391
Western Union Co. (The)(a)	857,200	17,838,332

		165,768,300

Leisure Products
Heiwa Corp. (Japan)	143,400	2,816,836

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	208,400	27,996,456

Machinery — 1.1%
Atlas Copco AB (Sweden) (Class A Stock)	468,066	15,153,014
Bradken Ltd. (Australia)	529,200	739,860
Bucher Industries AG (Switzerland)	13,500	3,251,037
Colfax Corp.*(a)	271,931	12,979,267
Danieli & C Officine Meccaniche SpA (Italy)(g)	67,900	1,688,741
FANUC Corp. (Japan)	83,200	18,163,709
Georg Fischer AG (Switzerland)	6,900	4,712,395
Hong Leong Asia Ltd. (Singapore)(g)	377,000	362,619
Illinois Tool Works, Inc.	135,600	13,172,184
Ingersoll-Rand PLC	131,400	8,945,712
Rational AG (Germany)	13,672	4,570,016
Singamas Container Holdings Ltd. (Hong Kong)(g)	6,354,000	1,033,641
SMC Corp. (Japan)	40,300	11,999,881
Vesuvius PLC (United Kingdom)	152,000	1,104,676

		97,876,752

Marine
AP Moeller-Maersk A/S (Denmark) (Class B Stock)	2,000	4,180,454

Media — 1.1%
Comcast Corp. (Class A Stock)	219,000	12,366,930
News Corp. (Class A Stock)*	350,000	5,603,500
Reed Elsevier PLC (United Kingdom)	957,893	16,473,698
SKY Perfect JSAT Holdings, Inc. (Japan)	467,400	2,899,028

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Time Warner Cable, Inc.	114,800	$17,206,224
Time Warner, Inc.	291,200	24,588,928
Trinity Mirror PLC (United Kingdom)*	126,600	340,383
Viacom, Inc. (Class B Stock)	118,700	8,107,210
WPP PLC (United Kingdom)	593,572	13,480,330

		101,066,231

Metals & Mining — 0.3%
Anglo American PLC (United Kingdom)	243,600	3,638,143
Arrium Ltd. (Australia)	4,552,400	585,095
Aurubis AG (Germany)	24,400	1,378,066
Boliden AB (Sweden)	239,000	4,734,479
Fortescue Metals Group Ltd. (Australia)(a)	894,400	1,323,978
Mount Gibson Iron Ltd. (Australia)	1,000,000	166,049
Rio Tinto Ltd. (United Kingdom)	101,200	4,384,994
Shougang Fushan Resources Group Ltd. (China)	6,284,000	1,280,687
Sumitomo Metal Mining Co. Ltd. (Japan)	238,000	3,478,544
Voestalpine AG (Austria)	90,700	3,317,798

		24,287,833

Multiline Retail — 0.3%
Debenhams PLC (United Kingdom)	1,464,900	1,630,217
Kohl’s Corp.	299,500	23,435,875
Myer Holdings Ltd. (Australia)(a)	1,428,500	1,472,253

		26,538,345

Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	326,800	3,783,387
Centrica PLC (United Kingdom)	1,406,600	5,261,090
E.ON SE (Germany)	196,300	2,918,759
PG&E Corp.	583,700	30,976,959

		42,940,195

Oil, Gas & Consumable Fuels — 2.4%
Apache Corp.	412,000	24,855,960
BG Group PLC (United Kingdom)	504,205	6,188,452
BP PLC (United Kingdom)	1,661,200	10,768,123
Canadian Natural Resources Ltd. (Canada)	433,500	13,312,785
Chevron Corp.	176,950	18,576,211
CONSOL Energy, Inc.	171,800	4,791,502
Eni SpA (Italy)	230,000	3,980,857
EQT Corp.	141,400	11,717,818
Exxon Mobil Corp.	263,400	22,389,000
Hess Corp.	190,000	12,895,300
JX Holdings, Inc. (Japan)	601,000	2,312,440
OMV AG (Austria)	117,100	3,212,218
Repsol SA (Spain)	266,500	4,960,971
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	229,518	6,848,486
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	258,100	15,395,665
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	495,400	15,431,799
Spectra Energy Corp.	190,900	6,904,853
Statoil ASA (Norway)	192,100	3,396,599
Suncor Energy, Inc. (Canada)	314,500	9,190,040
Total SA (France)	418,788	20,816,618

		217,945,697

Paper & Forest Products — 0.3%
International Paper Co.	269,900	14,976,751

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Mondi PLC (South Africa)	193,700	$3,722,318
UPM-Kymmene OYJ (Finland)	226,000	4,390,473

		23,089,542

Personal Products — 0.5%
Avon Products, Inc.(a)	503,300	4,021,367
Estee Lauder Cos., Inc. (The) (Class A Stock)	297,774	24,762,886
Kao Corp. (Japan)	332,100	16,583,095
Oriflame Cosmetics SA (Sweden), SDR	55,500	741,885

		46,109,233

Pharmaceuticals — 3.4%
AbbVie, Inc.	104,100	6,094,014
Aspen Pharmacare Holdings Ltd. (South Africa)*	137,575	4,346,887
Astellas Pharma, Inc. (Japan)	1,099,600	18,016,837
AstraZeneca PLC (United Kingdom)	329,933	22,639,395
Bristol-Myers Squibb Co.	278,180	17,942,610
GlaxoSmithKline PLC (United Kingdom)	290,500	6,687,264
Johnson & Johnson	261,600	26,316,960
KYORIN Holdings, Inc. (Japan)	95,200	2,275,897
Merck & Co., Inc.	766,219	44,042,268
Merck KGaA (Germany)	24,500	2,741,976
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	117,400	2,703,540
Novartis AG (Switzerland), ADR	241,141	23,778,914
Novo Nordisk A/S (Denmark), ADR	525,153	28,037,919
Novo Nordisk A/S (Denmark) (Class B Stock)	265,425	14,169,391
Pfizer, Inc.	1,196,100	41,612,319
Sanofi (France)	126,000	12,443,591
Stada Arzneimittel AG (Germany)	64,700	2,152,850
Teva Pharmaceutical Industries Ltd. (Israel)	151,100	9,443,339
Teva Pharmaceutical Industries Ltd. (Israel), ADR	334,442	20,835,737
Tsumura & Co. (Japan)	106,800	2,637,553

		308,919,261

Professional Services
Skilled Group Ltd. (Australia)	1,278,700	1,215,411

Real Estate Investment Trusts (REITs) — 0.2%
Weyerhaeuser Co	499,600	16,561,740

Real Estate Management & Development — 0.6%
Brookfield Asset Management, Inc. (Canada)
(Class A Stock)	380,408	20,393,673
China Overseas Land & Investment Ltd. (China)	2,762,000	8,919,594
CK Hutchison Holdings Ltd. (Hong Kong)	194,000	3,963,521
Daito Trust Construction Co. Ltd. (Japan)	66,500	7,425,772
Lend Lease Group (Australia)	601,200	7,593,504
Poly Property Group Co. Ltd. (China)	4,670,000	2,269,968
Wheelock & Co. Ltd. (Hong Kong)	495,000	2,529,490

		53,095,522

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada)	112,500	20,553,750
FirstGroup PLC (United Kingdom)*	308,200	414,794
Go-Ahead Group PLC (United Kingdom)(g)	96,600	3,328,733
National Express Group PLC (United Kingdom)	791,500	3,322,713
Sankyu, Inc. (Japan)	618,000	2,688,098

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Seino Holdings Co. Ltd. (Japan)	150,000	$1,627,765
Union Pacific Corp.	129,000	13,971,990

		45,907,843

Semiconductors & Semiconductor Equipment — 1.0%
Altera Corp.	46,457	1,993,470
Analog Devices, Inc.	55,555	3,499,965
ARM Holdings PLC (United Kingdom)	362,356	5,885,098
ARM Holdings PLC (United Kingdom), ADR	362,132	17,853,107
MediaTek, Inc. (Taiwan)	569,000	7,684,779
NXP Semiconductors NV (Netherlands)*	319,623	32,077,364
Texas Instruments, Inc.	306,600	17,532,921

		86,526,704

Software — 1.9%
ANSYS, Inc.*	154,958	13,665,746
Autodesk, Inc.*	352,590	20,675,878
Check Point Software Technologies Ltd. (Israel)*(a)	139,042	11,397,273
FactSet Research Systems, Inc.	106,098	16,890,802
Microsoft Corp.	1,039,310	42,253,148
NetSuite, Inc.*(a)	106,775	9,904,449
Oracle Corp.	735,550	31,738,983
salesforce.com, Inc.*	342,898	22,909,015

		169,435,294

Specialty Retail — 0.7%
Aoyama Trading Co. Ltd. (Japan)	103,300	3,372,563
Darty PLC (United Kingdom)(g)	587,300	567,142
Lowe’s Cos., Inc.	635,232	47,254,908
Nitori Holdings Co. Ltd. (Japan)	138,100	9,348,479
Shimachu Co. Ltd. (Japan)	92,800	2,448,073
WH Smith PLC (United Kingdom)	125,500	2,411,392

		65,402,557

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	214,970	26,748,717
Eizo Corp. (Japan)	62,400	1,365,323
Lenovo Group Ltd. (China)	8,830,000	12,867,154
Ricoh Co. Ltd. (Japan)	368,800	4,010,122
Wincor Nixdorf AG (Germany)	50,700	2,375,956

		47,367,272

Textiles, Apparel & Luxury Goods
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	758,000	2,682,137

Thrifts & Mortgage Finance — 0.2%
Housing Development Finance Corp. Ltd. (India)	520,208	10,937,457
Paragon Group of Cos. PLC (United Kingdom)	428,500	2,677,989

		13,615,446

Tobacco — 0.2%
Philip Morris International, Inc.	195,300	14,711,949

Trading Companies & Distributors — 0.5%
Fastenal Co.(a)	444,830	18,431,531
Marubeni Corp. (Japan)	744,000	4,301,432
Mitsubishi Corp. (Japan)	169,900	3,413,942
Mitsui & Co. Ltd. (Japan)	435,900	5,837,653
Sumitomo Corp. (Japan)	338,100	3,607,853

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

		Shares		Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Wolseley PLC (United Kingdom)			137,349	$8,117,909

				43,710,320

Wireless Telecommunication Services — 0.3%
Freenet AG (Germany)			230,900	6,938,846
KDDI Corp. (Japan)			331,800	7,496,202
NTT DoCoMo, Inc. (Japan)			326,300	5,702,427
T-Mobile USA, Inc.*			173,900	5,510,891

				25,648,366

TOTAL COMMON STOCKS
(cost $3,749,860,429)				4,536,727,415

EXCHANGE TRADED FUNDS — 9.7%
iShares Barclays 20+ Year Treasury Bond Fund(a)			55,000	7,187,950
iShares Barclays TIPS Bond Fund(a)			263,623	29,944,937
iShares Core U.S. Aggregate Bond ETF			1,463,074	163,030,336
iShares iBoxx Investment Grade Corporate Bond Fund			147,200	17,915,712
iShares Intermediate Credit Bond ETF(a)			161,174	17,837,127
iShares JPMorgan USD Emerging Markets Bond Fund(a)			367,450	41,198,494
iShares MSCI EAFE ETF(a)			2,926,141	187,770,468
iShares Russell 1000 Growth Index Fund			426,947	42,233,597
iShares Russell 1000 Value Index Fund			414,400	42,716,352
iShares Russell 2000 Index Fund(a)			241,093	29,979,914
SPDR S&P 500 ETF Trust			1,299,896	268,337,531
Vanguard REIT ETF			384,468	32,322,225

TOTAL EXCHANGE TRADED FUNDS (cost $740,735,613)				880,474,643

PREFERRED STOCK
Consumer Finance
Navient Corp., 2.756%(c) (cost $20,250)			1,800	44,280

		Units
RIGHTS*
Diversified Telecommunication Services
Telefonica SA (Spain), expiring 04/12/15 (cost $0)			158,100	25,499

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.4%
Collateralized Debt Obligations
Dryden XVI-Leveraged Loan CDO,
Series 2006-16A, Class A1, 144A
0.497%(c)	10/20/20		641	637,874
Hillmark Funding (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.512%(c)	05/21/21		1,149	1,137,566
Jubilee CDO VI BV (Netherlands),
Series VI-X, Class A1B
0.396%(c)	09/20/22	EUR	800	849,537
LCM V LP (Cayman Islands),
Series 5A, Class A1, 144A
0.495%(c)	03/21/19		149	148,616

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Debt Obligations (cont’d.)
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.283%(c)	02/18/24	EUR	437	$465,260

				3,238,853

Collateralized Loan Obligations — 1.4%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A2A, 144A
2.002%(c)	07/13/25		2,000	1,919,840
Aquilae CLO II PLC (Ireland),
Series 2006-1X, Class A
0.401%(c)	01/17/23	EUR	94	100,699
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.353%(c)	04/15/25		1,500	1,474,455
Arrowpoint CLO Ltd (Cayman Islands),
Series 2015-4A, Class A, 144A
1.817%(c)	04/18/27		6,500	6,500,000
Arrowpoint CLO Ltd. (Cayman Islands),
Series 2015-4A, Class B, 144A
2.697%(c)	04/18/27		2,500	2,497,000
Atlas Sr. Loan Fund IV Ltd. (Cayman Islands),
Series 2013-2A, Class A1L, 144A
1.757%(c)	02/17/26		500	498,614
Atrium VII (Cayman Islands),
Series 7AR, Class AR, 144A
1.357%(c)	11/16/22		2,454	2,456,783
Avoca CLO III PLC (Ireland),
Series III-X, Class A
0.348%(c)	09/15/21	EUR	193	206,094
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class A, 144A
1.357%(c)	04/20/25		5,500	5,432,427
Battalion CLO V Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A
1.757%(c)	04/17/26		500	498,580
Battalion CLO VIII Ltd. (Cayman Islands),
Series 2015-8A, Class A1, 144A
1.791%(c)	04/18/27		4,000	3,994,000
BMI CLO I (Cayman Islands),
Series 2013-1AR, Class A1R, 144A
1.201%(c)	08/01/21		131	130,295
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-1A, Class B1, 144A
2.003%(c)	04/17/25		1,750	1,694,169
Catamaran CLO Ltd (Cayman Islands),
Series 2015-1A, Class A, 144A
1.825%(c)	04/22/27		8,250	8,250,000
CIFC Funding Ltd. (Cayman Islands),
Series 2012-1AR, Class A1R, 144A
1.407%(c)	08/14/24		6,400	6,405,012
Dryden Sr. Loan Fund (Cayman Islands),
Series 2011-22A, Class A1R, 144A
1.417%(c)	01/15/22		4,400	4,383,666
Duane Street CLO III Ltd.,
Series 2006-3A, Class A1, 144A
0.502%(c)	01/11/21		251	250,609

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Flatiron CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.657%(c)	01/17/26		2,500	$2,478,639
Franklin CLO Ltd.,
Series 5A, Class A2, 144A
0.501%(c)	06/15/18		682	679,965
HLM (Cayman Islands),
Series 6A-2015, Class A, 144A
1.000%	05/05/27		8,250	8,250,000
ING Investment Management CLO (Cayman Islands),
Series 2013-2A, Class A1, 144A
1.406%(c)	04/25/25		500	492,438
Limerock CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class A, 144A
1.757%(c)	04/18/26		1,350	1,346,127
Magi Funding PLC (Ireland),
Series l-A, Class A, 144A
0.429%(c)	04/11/21	EUR	212	227,248
Magnetite VI Ltd. (Cayman Islands),
Series 2012-6A, Class A, 144A
1.771%(c)	09/15/23		900	900,055
Magnetite VIII Ltd. (Cayman Islands),
Series 2014-8A, Class A, 144A
1.733%(c)	04/15/26		6,250	6,252,604
Neuberger Berman CLO XII Ltd. (Cayman Islands),
Series 2012-12AR, Class A2R, 144A
1.406%(c)	07/25/23		2,700	2,702,009
Series 2012-12AR, Class BR, 144A
2.356%(c)	07/25/23		750	742,778
Neuberger Berman CLO XVI Ltd. (Cayman Islands),
Series 2014-16A, Class A1, 144A
1.723%(c)	04/15/26		3,200	3,186,967
NZCG Funding Ltd. (Cayman Islands),
Series 2015-2A, Class A2, 144A
2.621%(c)	04/27/27		2,250	2,229,503
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands),
Series 2011-1AR, Class AR, 144A
1.177%(c)	04/20/21		329	327,781
Penta CLO 1 SA (Luxembourg),
Series 2007-1X, Class A1
0.398%(c)	06/04/24	EUR	697	742,550
Race Point VIII CLO Ltd. (Cayman Islands),
Series 2013-8A, Class A, 144A
1.482%(c)	02/20/25		500	494,300
Regatta III Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
1.773%(c)	04/15/26		7,750	7,734,205
Regatta V Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
1.793%(c)	10/25/26		500	499,792
Shackleton I CLO Ltd. (Cayman Islands),
Series 2012-1A, Class A1, 144A
1.788%(c)	08/14/23		3,750	3,754,236
Shackleton II CLO Ltd. (Cayman Islands),
Series 2012-2A, Class A1, 144A
1.667%(c)	10/20/23		2,000	1,994,540
Shackleton VI CLO (Cayman Islands),
Series 2014-6A, Class A1, 144A
1.737%(c)	07/17/26		7,250	7,246,469

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.497%(c)	05/15/19		371	$368,475
Treman Park CLO LLC (Cayman Islands),
Series 2015-1A, Class A, 144A
1.761%(c)	04/20/27		5,500	5,491,750
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.373%(c)	07/15/25		2,750	2,709,589
Vibrant CLO Ltd. (Cayman Islands),
Series 2015-3A, Class A1, 144A
1.885%(c)	04/20/26		13,250	13,199,305
Voya CLO Ltd. (Cayman Islands),
Series 2012-2AR, Class AR, 144A
1.570%(c)	10/15/22		4,000	3,998,000
Series 2012-3AR, Class BR, 144A
2.215%(c)	10/15/22		3,250	3,246,100
Wood Street CLO BV (Netherlands),
Series I, Class A
0.431%(c)	11/22/21	EUR	565	603,350
Series II-A, Class A1, 144A
0.696%	03/29/21	EUR	51	53,821

				128,644,839

Non-Residential Mortgage-Backed Securities — 0.2%
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.684%(c)	10/26/20		77	76,649
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24		3,500	3,491,005
SLM Student Loan Trust,
Series 2007-3, Class A3
0.296%(c)	04/25/19		600	596,833
Series 2014-A, Class A1, 144A
0.773%(c)	07/15/22		2,909	2,911,194
Springleaf Funding Trust 2015-A,
Series 2015-AA, Class A, 144A
3.160%	11/15/24		4,075	4,113,627
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Class A2
0.420%	03/20/17		2,058	2,056,995

				13,246,303

Residential Mortgage-Backed Securities — 0.8%
Ameriquest Mortgage Securities Trust,
Series 2006-R1, Class M1
0.564%(c)	03/25/36		2,900	2,459,551
Asset-Backed Funding Certificates Trust,
Series 2004-OPT5, Class A1
0.871%(c)	06/25/34		82	76,006
Asset-Backed Pass-Through Certificates,
Series 2005-R4, Class M2
0.624%(c)	07/25/35		7,400	6,563,038
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1
0.978%(c)	06/25/34		2,289	2,140,946

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1
1.146%(c)	12/25/34	3,380	$3,169,311
Series 2005-HE5, Class M2
1.205%(c)	06/25/35	8,094	7,854,780
Series 2007-AQ1, Class A1
0.278%(c)	11/25/36	366	356,346
Series 2007-HE3, Class 1A2
0.371%(c)	04/25/37	1,532	1,449,151
Bear Stearns Asset-Backed Securities Trust,
Series 2005-1, Class M2
2.271%(c)	03/25/35	2,000	1,851,212
Countrywide Asset-Backed Certificates,
Series 2004-ECC1, Class M2
1.221%(c)	09/25/34	1,640	1,539,555
Series 2005-14, Class 3A3
0.524%(c)	04/25/36	4,148	4,074,659
Series 2006-4, Class 2A2
0.351%(c)	07/25/36	401	393,114
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.228%(c)	11/25/36	27	15,198
Series 2007-CB6, Class A1, 144A
0.291%(c)	07/25/37	61	40,582
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6A
5.684%(c)	12/25/36	57	36,752
CSMC,
Series 2015-3R, Class 10A1, 144A
2.159%(c)	10/29/47	5,000	4,966,500
First NLC Trust,
Series 2007-1, Class A1, 144A
0.241%(c)	08/25/37	204	115,713
GSAMP Trust 2003-FM1,
Series 2003-FM1, Class M1
1.404%(c)	03/20/33	4,337	4,174,473
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-B, Class 2A2
0.331%(c)	07/25/37	1,195	744,816
JPMorgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A3
0.278%(c)	08/25/36	127	72,333
Series 2007-HE1, Class AV1
0.231%(c)	03/25/47	41	40,244
MASTR Asset-Backed Securities Trust,
Series 2005-WF1, Class M2
0.601%(c)	06/25/35	1,100	1,029,122
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4, Class A2A
0.251%(c)	09/25/37	4	1,502
Series 2007-HE2, Class A2A
0.291%(c)	02/25/37	14	6,437
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE4, Class M1
1.071%(c)	05/25/34	2,301	2,176,216
Series 2006-WMC2, Class A2FP
0.221%(c)	07/25/36	81	47,597
Series 2007-HE6, Class A1
0.231%(c)	05/25/37	43	30,336

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
0.221%(c)	11/25/36	1	$631
Option One Mortgage Loan Trust,
Series 2004-3, Class M2
1.026%(c)	11/25/34	2,182	2,041,580
Series 2005-4, Class M1
0.614%(c)	11/25/35	1,200	1,130,640
Park Place Securities, Inc.,
Series 2005-WCW2, Class M1
0.674%(c)	07/25/35	3,000	2,962,839
Series 2005-WHQ4, Class M1
0.641%(c)	09/25/35	1,700	1,559,660
RAMP Trust,
Series 2005-EFC4, Class M3
0.654%(c)	09/25/35	6,600	5,685,365
RASC Trust,
Series 2002-KS4, Class AIIB
0.671%(c)	07/25/32	17	14,860
Series 2005-AHL1, Class M1
0.621%(c)	09/25/35	757	725,937
Series 2005-KS10, Class M2
0.611%(c)	11/25/35	2,000	1,730,972
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
0.301%(c)	05/25/37	293	204,665
Series 2007-HE1, Class A2A
0.231%(c)	12/25/36	73	26,620
Series 2007-NC1, Class A2A
0.221%(c)	12/25/36	2	1,305
Soundview Home Equity Loan Trust,
Series 2006-NLC1, Class A1, 144A
0.231%(c)	11/25/36	29	11,276
Structured Asset Investment Loan Trust 2005-4,
Series 2005-4, Class M3
0.894%(c)	05/25/35	2,500	2,304,070
VOLT XXXI LLC,
Series 2015-NPL2, Class A1, 144A
3.375%(c)	02/25/55	2,466	2,466,395
VOLT XXXIII LLC,
Series 2015-NPL5, Class A1, 144A
3.500%(c)	03/25/55	2,000	1,997,788
Wachovia Mortgage Loan Trust,
Series 2005-WMC1, Class M1
0.834%(c)	10/25/35	6,300	5,884,893
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.228%(c)	10/25/36	91	46,501

			74,221,487

TOTAL ASSET-BACKED SECURITIES (cost $218,038,023)			219,351,482

BANK LOANS(c) — 0.1%
Automobiles — 0.1%
Chrysler Group LLC,
Sr. Sec’d. Tranche Term Loan B
3.500%	05/24/17	3,990	3,984,152

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)
Media
Virgin Media Investment Holdings Ltd.,
Term B Facility
3.500%	02/06/20		1,624	$1,621,656

Pharmaceuticals
Valeant Pharmaceuticals Intl, Inc.,
Term Loan BF1
4.000%	08/31/22		1,000	1,004,375

TOTAL BANK LOANS (cost $6,605,366)				6,610,183

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 0.5%
Banc of America Re-REMIC Trust,
Series 2009-UB1, Class A4A, 144A
5.597%(c)	06/24/50		232	240,712
Series 2010-UB5, Class A4A, 144A
5.649%(c)	02/17/51		1,685	1,770,175
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4
2.878%	02/10/48		9,600	9,671,519
Series 2015-GC27, Class A5
3.137%	02/10/48		5,000	5,120,335
Series 2015-GC27, Class XB, IO
0.293%(c)	02/10/48		76,865	1,962,986
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48		84	87,746
Commercial Mortgage Pass-Through Certificates,
Series 2010-C1, Class A1, 144A
3.156%	07/10/46		109	109,716
Series 2013-LC13, Class XA, IO
1.595%(c)	08/10/46		44,077	3,104,817
Series 2015-3BP, Class A, 144A
3.178%	02/10/35		4,900	5,015,356
Series 2015-DC1, Class XA, IO
1.337%(c)	02/10/48		61,607	4,975,874
Credit Suisse Commercial Mortgage Trust,
Series 2006-C1, Class AJ
5.468%(c)	02/15/39		2,865	2,961,221
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40		74	76,658
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39		754	781,186
Series 2010-UD1, Class A, 144A
5.773%(c)	12/16/49		637	679,280
DBUBS Mortgage Trust,
Series 2011-LC2A, Class A2, 144A
3.386%	07/10/44		2,182	2,234,391
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA, IO
2.512%(c)	11/10/45		3,390	389,501
Hercules Eclipse PLC (United Kingdom),
Series 2006-4, Class A
0.805%(c)	10/25/18	GBP	374	548,098
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336%	05/15/47		108	113,599

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB15, Class A1A
5.811%(c)	06/12/43	2,114	$2,201,413
Series 2010-C2, Class A3, 144A
4.070%	11/15/43	1,300	1,418,769
Morgan Stanley Capital I Trust,
Series 2007-IQ15, Class A4
5.908%(c)	06/11/49	38	41,481
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.046%(c)	12/16/49	180	187,645
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	700	764,985
Washington Mutual Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A1A, 144A
5.349%(c)	03/23/45	2,328	2,378,896

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $46,865,154)			46,836,359

CORPORATE BONDS — 10.6%
Aerospace & Defense
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/25	800	805,761

Airlines — 0.1%
American Airlines 2013-2 Class A Pass-Through Trust,
Equipment Trust
4.950%	07/15/24	2,253	2,466,997
American Airlines 2015-1 Class A Pass-Through Trust,
Equipment Trust
3.375%	11/01/28	1,215	1,224,113
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	310	358,664
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18	1,500	1,582,500
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21	3,286	3,545,173
UAL 2009-1 Pass-Through Trust,
Pass-Through Certificates
10.400%	05/01/18	191	208,893

			9,386,340

Auto Components — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22	2,315	2,482,837
BorgWarner, Inc.,
Sr. Unsec’d. Notes
3.375%	03/15/25	410	422,009
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.750%	02/15/21	620	654,100

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Components (cont’d.)
Lear Corp.,
Gtd. Notes
5.250%	01/15/25		2,500	$2,550,000

				6,108,946

Automobiles — 0.4%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19		4,752	4,983,660
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
0.588%(c)	03/10/17		3,700	3,703,256
1.650%	04/10/15		1,700	1,700,190
3.000%	03/28/16		2,220	2,267,011
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.125%	01/09/22		5,050	5,156,368
General Motors Financial Co., Inc.,
Gtd. Notes
3.000%	09/25/17		3,700	3,769,375
3.500%	07/10/19		2,500	2,566,658
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
2.150%	02/26/20		1,440	1,448,542
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.125%	12/15/18		1,500	1,541,250
4.250%	11/15/19		250	256,875
Volkswagen International Finance NV (Germany),
Gtd. Notes, 144A
0.562%(c)	11/18/15		4,300	4,305,646

				31,698,831

Banks — 2.8%
Abbey National Treasury Services PLC (United Kingdom),
Gtd. Notes
2.375%	03/16/20		2,500	2,517,830
4.000%	04/27/16		1,900	1,959,071
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
1.000%	10/06/15		400	401,205
Banca Carige SpA (Italy),
Covered Bonds, MTN
3.875%	10/24/18	EUR	700	838,861
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds, MTN
4.875%	09/15/16	EUR	200	228,965
Sr. Unsec’d. Notes, MTN
3.625%	04/01/19	EUR	4,400	4,917,117
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, RegS
6.000%	01/22/20		7,000	7,420,000
Banco Popolare SC (Italy),
Sr. Unsec’d. Notes, MTN
3.500%	03/14/19	EUR	5,436	6,190,471
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.250%	01/14/16		1,300	1,313,000
4.500%	04/06/15		2,800	2,800,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
4.625%	02/13/17		800	$824,000
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
1.857%(c)	01/19/16		2,000	2,010,000
BanColombia SA (Colombia),
Sr. Unsec’d. Notes
5.950%	06/03/21		1,200	1,325,640
Bank of America Corp.,
Sr. Unsec’d. Notes
0.513%(c)	10/14/16		500	498,185
4.500%	04/01/15		2,300	2,300,000
5.750%	12/01/17		6,600	7,262,310
Sr. Unsec’d. Notes, MTN
1.085%(c)	03/22/16		3,600	3,612,791
4.125%	01/22/24		1,100	1,177,920
Sub. Notes, MTN
0.759%(c)	05/23/17	EUR	600	642,954
4.000%	01/22/25		4,750	4,788,442
Bankia SA (Spain),
Covered Bonds
3.500%	12/14/15	EUR	1,800	1,978,682
4.500%	04/26/22	EUR	800	1,087,703
Sr. Unsec’d. Notes
0.255%(c)	01/25/16	EUR	300	321,364
Sr. Unsec’d. Notes, MTN
3.500%	01/17/19	EUR	700	819,834
Sub. Notes, MTN
4.000%(c)	05/22/24	EUR	4,400	4,807,251
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
2.010%	12/21/20(g)	MXN	2,500	156,521
Sub. Notes, 144A
10.179%	06/12/21		2,320	3,173,690
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
1.101%(c)	06/15/18		2,700	2,725,464
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.500%	03/10/16		800	822,000
Sr. Unsec’d. Notes, RegS
4.500%	03/10/16		6,000	6,165,000
BNP Paribas Home Loan SFH (France),
Covered Bonds, 144A
2.200%	11/02/15		5,500	5,553,460
BNP Paribas SA (France),
Gtd. Notes
0.566%(c)	11/07/15		5,300	5,302,915
BPCE SA (France),
Gtd. Notes
0.826%(c)	11/18/16		3,000	3,005,586
Gtd. Notes, MTN
2.500%	07/15/19		200	203,702
BPE Financiaciones SA (Spain),
Gtd. Notes
2.875%	05/19/16	EUR	1,500	1,644,645
Gtd. Notes, MTN
2.500%	02/01/17	EUR	600	660,592

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Caixa Economica Federal (Brazil),
Sr. Unsec’d. Notes, 144A
4.250%	05/13/19		2,400	$ 2,308,800
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17		3,200	3,291,008
5.250%	03/15/18		200	207,000
Sr. Unsec’d. Notes, 144A
6.625%	04/01/18		1,000	1,072,500
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.750%	06/16/24		3,600	3,762,583
4.750%	05/19/15		2,400	2,412,979
6.000%	08/15/17		2,000	2,199,930
6.125%	11/21/17		500	555,544
Sr. Unsec’d. Notes, MTN
0.775%(c)	05/01/17		7,500	7,479,803
Sub. Notes
4.300%	11/20/26		3,500	3,620,019
4.875%	05/07/15		600	602,107
Sub. Notes, MTN
0.741%(c)	05/31/17	EUR	800	856,498
Commonwealth Bank of Australia (Australia),
Covered Bonds, RegS
2.250%	03/16/17(g)		3,900	3,991,393
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Sr. Unsec’d. Notes, MTN
4.000%	09/10/15	GBP	1,000	1,503,760
Corpbanca SA (Chile),
Sr. Unsec’d. Notes
3.125%	01/15/18		2,700	2,680,922
Sr. Unsec’d. Notes, 144A
3.875%	09/22/19		4,600	4,601,481
Credit Agricole SA (France),
Jr. Sub. Notes
7.500%(c)	04/29/49	GBP	700	1,064,335
Credit Suisse of New York (Switzerland),
Sr. Unsec’d. Notes
1.750%	01/29/18		2,250	2,256,835
DBS Group Holdings Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
2.246%	07/16/19		1,100	1,112,472
Depfa ACS Bank (Ireland),
Covered Bonds, MTN
3.875%	11/14/16	EUR	5,100	5,810,749
Covered Bonds, RegS
5.125%	03/16/37		4,600	5,896,970
Deutsche Bank AG (Georgia),
Sr. Unsec’d. Notes
1.875%	02/13/18		1,175	1,176,656
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
1.875%	01/29/20		7,400	7,380,294
2.250%	01/30/19(g)		1,300	1,329,501
Discover Bank,
Sr. Unsec’d. Notes
4.200%	08/08/23		2,000	2,115,370

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
0.890%	06/16/15	JPY	100,000	$830,967
2.375%	05/25/16		1,800	1,806,426
Eurofima (Supranational Bank),
Sr. Unsec’d. Notes, MTN
5.250%	04/07/16		2,500	2,619,920
FMS Wertmanagement Aoer (Germany),
Gov’t. Gtd. Notes, MTN
0.750%	12/15/17	GBP	1,500	2,216,855
HBOS Capital Funding LP (United Kingdom),
Gtd. Notes
9.540%(c)	03/29/49	GBP	200	311,803
HSH N Finance Guernsey Ltd. (Germany),
Gtd. Notes, MTN
0.474%(c)	12/21/15	EUR	2,600	2,802,013
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16		1,700	1,725,466
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
5.017%	06/26/24		2,100	2,149,329
Itau Unibanco Holding SA (Brazil),
Sub. Notes, 144A
5.500%	08/06/22		3,600	3,574,800
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.125%	01/23/25		8,990	9,016,368
Sr. Unsec’d. Notes, MTN
0.881%(c)	02/26/16		3,000	3,007,773
Sub. Notes
3.875%	09/10/24		1,250	1,282,363
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		900	996,160
KeyBank NA,
Sr. Unsec’d. Notes
2.250%	03/16/20		2,580	2,597,807
Korea Finance Corp. (South Korea),
Sr. Unsec’d. Notes
3.250%	09/20/16		1,000	1,028,926
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes, MTN
5.375%	04/23/24	NZD	2,600	2,130,999
7.000%	05/10/17	NZD	300	239,101
LBG Capital No. 2 PLC (United Kingdom),
Gtd. Notes
15.000%	12/21/19	GBP	880	1,841,017
Lloyds Bank PLC (United Kingdom),
Covered Bonds, MTN
4.875%	03/30/27	GBP	1,500	2,828,948
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.900%	02/06/25		2,300	2,280,636
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
6.875%	04/25/18		1,400	1,601,401

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Morgan Stanley,
Sub. Notes, MTN
4.350%	09/08/26		1,450	$1,519,983
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20		2,800	2,805,429
National Bank of Greece SA (Greece),
Covered Bonds
3.875%	10/07/16	EUR	900	828,427
National City Corp.,
Sub. Notes
6.875%	05/15/19		3,930	4,637,082
Norddeutsche Landesbank Girozentrale (Germany),
Pfandbriefe, 144A
0.875%	10/16/15		7,000	7,013,517
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/15	DKK	19,500	2,836,889
PNC Bank NA,
Sr. Unsec’d. Notes
3.000%	02/23/25		2,425	2,429,246
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.550%	09/18/15		4,800	4,835,016
Santander Bank NA,
Sr. Unsec’d. Notes
2.000%	01/12/18		1,575	1,581,796
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19		1,900	1,912,941
Covered Bonds, MTN
4.250%	10/10/17	AUD	3,800	3,003,130
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/16/20		2,025	2,049,758
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
2.757%(c)	04/20/16		200	199,750
Wells Fargo & Co.,
Jr. Sub. Notes
7.980%(c)	03/29/49		5,500	6,022,500
Sr. Unsec’d. Notes, MTN
3.000%	02/19/25		2,400	2,410,320
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18		2,200	2,223,296

				253,944,838

Beverages
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.450%	01/15/17		1,000	1,021,940

Biotechnology
Amgen, Inc.,
Sr. Unsec’d. Notes
5.375%	05/15/43		1,900	2,266,820

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Biotechnology (cont’d.)
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22		950	$971,284

				3,238,104

Building Products — 0.1%
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A(f)
5.375%	11/15/24(g)		2,200	2,233,000
6.750%	05/01/21(g)		567	602,437
Cemex Espana Luxembourg (Mexico),
Sr. Sec’d. Notes, 144A
9.875%	04/30/19		2,400	2,670,000
US Concrete, Inc.,
Sr. Sec’d. Notes
8.500%	12/01/18		1,300	1,374,750
USG Corp.,
Gtd. Notes, 144A
7.875%	03/30/20		2,100	2,268,000

				9,148,187

Capital Markets — 0.2%
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.000%	02/24/25		1,825	1,851,499
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/25		8,995	9,152,898
Morgan Stanley,
Jr. Sub. Notes
5.550%(c)	12/29/49		1,535	1,550,350
Sr. Unsec’d. Notes
3.800%	04/29/16		800	823,130
4.300%	01/27/45		3,070	3,181,217
Sr. Unsec’d. Notes, MTN
0.489%(c)	01/16/17	EUR	100	107,785
6.000%	04/28/15		400	401,318
6.625%	04/01/18		1,800	2,047,234
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.875%	12/20/17		100	111,007

				19,226,438

Chemicals — 0.3%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		175	173,503
5.250%	01/15/45		1,220	1,374,679
Ashland, Inc.,
Sr. Unsec’d. Notes
3.875%	04/15/18		4,000	4,100,000
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		1,230	1,381,978
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.125%	11/15/21		1,480	1,608,294
4.625%	10/01/44		1,050	1,097,600

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.700%	01/15/20		2,750	$2,789,757
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.250%	01/12/20		740	744,626
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55		600	597,455
5.750%	04/15/24		2,270	2,675,801
PolyOne Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/20		3,200	3,376,000
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20		1,400	1,457,750
RPM International, Inc.,
Sr. Unsec’d. Notes
6.500%	02/15/18		2,745	3,067,430
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.625%	12/15/20		1,240	1,308,200

				25,753,073

Commercial Services & Supplies — 0.1%
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24		2,500	2,587,500
Veolia Environnement SA (France),
Sr. Unsec’d. Notes, MTN
1.750%	06/17/15	EUR	118	126,639
Waste Management, Inc.,
Gtd. Notes
3.125%	03/01/25		1,860	1,877,923

				4,592,062

Communications Equipment — 0.1%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
0.312%(c)(h)	09/03/15		6,900	6,900,925
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
6.625%	06/01/20		2,825	2,895,625

				9,796,550

Construction & Engineering
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19		1,352	1,564,967

Consumer Finance — 0.5%
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17		2,600	2,590,406
3.500%	07/18/16		11,500	11,643,750
4.625%	06/26/15		2,600	2,613,000
American Express Co.,
Jr. Sub. Notes
4.900%(c)	12/29/49		1,180	1,197,110

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Consumer Finance (cont’d.)
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/05/25		4,905	$4,864,279
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.625%	09/15/15		1,000	1,020,917
7.000%	04/15/15		3,200	3,205,898
12.000%	05/15/15		7,700	7,794,656
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20		4,610	4,664,841
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.664%(c)	06/01/16		1,700	1,697,501
Navient Corp.,
Sr. Unsec’d. Notes, MTN
6.000%	01/25/17		400	420,750
8.450%	06/15/18		750	832,500
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20		5,050	5,071,947

				47,617,555

Containers & Packaging
Sealed Air Corp.,
Gtd. Notes, 144A
8.375%	09/15/21		1,250	1,406,250

Diversified Consumer Services
Service Corp. International,
Sr. Unsec’d. Notes
7.625%	10/01/18		1,000	1,156,250

Diversified Financial Services — 0.2%
Cedulas TDA 6 Fondo de Titulizacion de Activos (Spain),
Covered Bonds
3.875%	05/23/25	EUR	900	1,215,053
Eileme 2 AB (Poland),
Sr. Sec’d. Notes, 144A
11.625%	01/31/20		2,000	2,255,600
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.200%	01/09/20		4,060	4,104,798
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18		3,200	3,592,000
Leaseplan Corp. NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	05/16/18		2,100	2,123,640
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(i)
2.851%	12/23/24(g)		200	28,500
2.907%	11/16/24(g)		400	56,500
5.625%	01/24/13		1,700	244,375
Northern Rock Asset Management PLC (United Kingdom),
Covered Bonds, MTN
3.625%	04/20/15	EUR	2,000	2,154,164

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Onemain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19		400	$413,000
7.250%	12/15/21		2,500	2,587,500
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes, 144A
6.250%	07/06/24		1,700	1,551,882

				20,327,012

Diversified Telecommunication Services — 0.6%
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22		4,400	4,474,250
BellSouth Corp.,
Gtd. Notes, 144A
4.020%	04/26/21(g)		7,100	7,114,640
4.973%	04/26/15		8,000	8,016,496
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
5.750%	03/23/16		900	941,921
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20		1,800	1,854,000
Level 3 Financing, Inc.,
Gtd. Notes
8.125%	07/01/19		1,000	1,051,250
Qtel International Finance Ltd. (Qatar),
Gtd. Notes, RegS
4.750%	02/16/21		4,000	4,403,840
Telecom Italia Capital SA (Italy),
Gtd. Notes
5.250%	10/01/15		5,000	5,077,200
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.000%	05/15/17		1,400	1,427,300
Telstra Corp. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
3.125%	04/07/25		1,150	1,158,705
UPCB Finance III Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
6.625%	07/01/20		2,800	2,922,500
UPCB Finance V Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21		1,000	1,076,250
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.801%(c)	09/15/16		3,900	3,962,852
2.500%	09/15/16		4,652	4,751,004
3.000%	11/01/21		100	101,995
3.500%	11/01/24		700	716,355
4.862%	08/21/46		3,040	3,182,682
5.012%	08/21/54		2,375	2,464,276
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.000%	04/15/21	GBP	1,200	1,866,228

				56,563,744

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities — 0.2%
Abu Dhabi National Energy Co. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	01/12/18	3,000	$3,043,740
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45	475	482,040
Duke Energy Carolinas LLC,
First Ref. Mortgage
3.750%	06/01/45	1,400	1,438,704
Electricite de France (France),
Sr. Unsec’d. Notes, 144A
0.717%(c)	01/20/17	1,300	1,301,482
1.150%	01/20/17	400	401,456
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20	1,700	1,841,146
Eversource Energy,
Sr. Unsec’d. Notes
3.150%	01/15/25	780	787,739
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	795	808,412
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	09/19/22	500	510,588
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	250	296,708
Oncor Electric Delivery Co. LLC,
First Mortgage, 144A
2.950%	04/01/25	500	504,782
Peco Energy Co.,
First Ref. Mortgage
4.800%	10/15/43	910	1,080,366
PPL Electric Utilities Corp.,
First Mortgage
3.000%	09/15/21	4,490	4,679,397
Red Oak Power LLC,
Sr. Sec’d. Notes
8.540%	11/30/19	883	937,713
Southern California Edison Co.,
First Mortgage
2.400%	02/01/22	735	736,329
3.600%	02/01/45	1,190	1,194,639

			20,045,241

Electrical Equipment
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
2.050%	03/01/20	2,300	2,322,600
2.875%	03/01/25	950	957,649

			3,280,249

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23	1,400	1,421,000
8.500%	04/01/19	2,582	2,691,735

			4,112,735

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food & Staples Retailing — 0.2%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	02/15/20	1,815	$1,809,796
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	1,740	1,748,220
3.250%	05/18/15	6,965	6,988,333
5.300%	12/05/43	500	610,821
Kroger Co. (The),
Sr. Unsec’d. Notes
0.787%(c)	10/17/16	2,200	2,204,191
3.300%	01/15/21	1,690	1,755,310

			15,116,671

Food Products — 0.2%
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21	2,000	1,997,500
General Mills, Inc.,
Sr. Unsec’d. Notes
0.553%(c)	01/29/16	200	199,987
JBS Finance II Ltd. (Brazil),
Gtd. Notes, 144A
8.250%	01/29/18	2,500	2,583,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A(f)
8.250%	02/01/20(g)	1,050	1,115,625
JM Smucker Co (The),
Gtd. Notes, 144A
3.000%	03/15/22	1,055	1,070,840
3.500%	03/15/25	425	436,906
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
1.625%	06/04/15	3,499	3,504,868
Tyson Foods, Inc.,
Gtd. Notes
5.150%	08/15/44	1,160	1,350,060
WM Wrigley Jr Co.,
Sr. Unsec’d. Notes, 144A
2.900%	10/21/19	2,229	2,298,224

			14,557,260

Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44	1,400	1,521,408
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20	1,450	1,537,000
Medtronic, Inc.,
Gtd. Notes, 144A
3.500%	03/15/25	1,090	1,139,476
4.625%	03/15/45	2,360	2,674,994
Zimmer Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20	1,300	1,318,130

			8,191,008

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,000	$1,043,093
6.750%	12/15/37	1,410	1,969,264
Anthem, Inc.,
Sr. Unsec’d. Notes
7.000%	02/15/19	2,600	3,065,813
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	1,000	1,037,500
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	1,700	1,816,875
8.000%	11/15/19	1,700	1,806,250
Cigna Corp.,
Sr. Unsec’d. Notes
3.300%	04/15/25	2,400	2,448,610
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20	2,900	2,948,937
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	5,000	5,406,000
HealthSouth Corp.,
Gtd. Notes
5.125%	03/15/23	300	305,250
5.750%	11/01/24	1,600	1,664,000
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.625%	02/01/20	270	271,691
3.200%	02/01/22	1,225	1,240,140
4.625%	11/15/20	550	604,590
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45	350	353,095
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
3.500%	03/30/25	1,650	1,650,046
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21	2,400	2,374,500
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.250%	11/01/18	1,000	1,083,750
Sr. Unsec’d. Notes, 144A
5.500%	03/01/19	1,500	1,511,250

			32,600,654

Hotels, Restaurants & Leisure — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes, 144A
5.375%	06/01/24	2,135	2,183,037
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19	2,500	2,584,817
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
6.300%	10/15/37	220	288,466

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
MGM Resorts International,
Gtd. Notes
8.625%	02/01/19		3,150	$3,591,000
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A(f)
8.500%	10/15/22	(g)	1,505	1,674,313
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25		2,000	2,025,000

				12,346,633

Household Durables
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
2.875%	12/01/19		2,050	2,089,071

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.,
Sr. Unsec’d. Notes
7.375%	07/01/21		3,600	3,996,000
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.875%	01/15/23		2,200	2,431,440
Sr. Unsec’d. Notes
5.500%	02/01/24		1,300	1,311,375
Dynegy Finance I, Inc./Dynegy Finance II, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	11/01/19		2,700	2,794,500
7.375%	11/01/22		700	735,875
7.625%	11/01/24		1,700	1,780,750

				13,049,940

Insurance — 0.3%
ACE INA Holdings, Inc.,
Gtd. Notes
3.150%	03/15/25		840	858,803
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35		3,175	3,190,885
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		660	729,264
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		1,780	1,930,182
Lincoln National Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/25		945	955,814
6.300%	10/09/37		1,760	2,270,923
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		3,360	3,464,862
MetLife, Inc.,
Sr. Unsec’d. Notes
4.368%	09/15/23		1,020	1,132,626
4.875%	11/13/43		1,500	1,731,273
New York Life Global Funding,
Sec’d. Notes, 144A
1.950%	02/11/20		3,425	3,425,599

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	980	$1,297,831
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.700%	01/26/45	1,160	1,154,069
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44(g)	1,530	1,727,248
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19(g)	570	584,188

			24,453,567

Internet Software & Services — 0.2%
Alibaba Group Holding Ltd. (China),
Gtd. Notes, 144A
2.500%	11/28/19	7,200	7,202,477
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.250%	08/06/18	3,900	4,039,971
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
3.375%	05/02/19	3,500	3,626,452
Sr. Unsec’d. Notes, RegS
3.375%	03/05/18	1,600	1,654,637

			16,523,537

IT Services — 0.1%
First Data Corp.,
Gtd. Notes
12.625%	01/15/21	4,275	5,065,875
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	1,050	1,118,250
SunGard Data Systems, Inc.,
Gtd. Notes
7.375%	11/15/18	1,100	1,144,000
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20	1,385	1,386,936

			8,715,061

Machinery
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
3.550%	11/01/24	1,410	1,433,647

Media — 0.3%
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.625%	09/15/17	625	703,125
Carmike Cinemas, Inc.,
Sec’d. Notes
7.375%	05/15/19	1,500	1,590,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
8.125%	04/30/20	5,500	5,747,500
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	3,000	2,985,000

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes
7.125%	02/01/16	6,175	$6,414,281
7.750%	05/31/15	3,400	3,425,500
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.375%	07/28/17	705	760,519
Pearson Dollar Finance Two PLC (United Kingdom),
Gtd. Notes, 144A
6.250%	05/06/18	1,000	1,119,000
Time Warner Cable, Inc.,
Gtd. Notes
6.550%	05/01/37	440	552,573
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(f)
7.875%	11/01/20(g)	500	533,750
Viacom, Inc.,
Sr. Unsec’d. Notes
4.250%	09/15/15	1,370	1,391,965

			25,223,213

Metals & Mining — 0.1%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.500%	08/05/15	2,500	2,518,750
Bao-trans Enterprises Ltd. (China),
Sr. Unsec’d. Notes, RegS
3.750%	12/12/18	900	925,158
CITIC Ltd. (China),
Sr. Unsec’d. Notes, RegS
6.875%	01/21/18	915	1,017,013
Compass Minerals International, Inc.,
Gtd. Notes, 144A
4.875%	07/15/24	1,000	1,002,500
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.000%	04/15/20	1,000	1,027,500
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
4.125%	05/20/21	1,110	1,195,728
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
6.750%	04/16/40	500	533,050

			8,219,699

Multiline Retail — 0.1%
Dollar General Corp.,
Gtd. Notes
4.125%	07/15/17	1,680	1,767,195
Family Tree Escrow LLC,
Sr. Sec’d. Notes, 144A
5.250%	03/01/20	425	445,187
5.750%	03/01/23	800	842,000
Macy’s Retail Holdings, Inc.,
Gtd. Notes
7.450%	07/15/17	1,500	1,695,149

			4,749,531

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Multi-Utilities
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20	945	$955,490

Oil, Gas & Consumable Fuels — 1.1%
California Resources Corp.,
Gtd. Notes, 144A
6.000%	11/15/24	3,575	3,137,063
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
0.632%(c)	03/30/16	4,000	3,994,324
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21	1,275	1,183,183
5.350%	03/15/20	1,375	1,342,202
Devon Energy Corp.,
Sr. Unsec’d. Notes
7.950%	04/15/32	1,700	2,337,976
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23	6,000	6,441,000
Enterprise Products Operating LLC,
Gtd. Notes
6.500%	01/31/19	3,480	4,022,497
Eog Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	830	851,106
Harvest Operations Corp. (Canada),
Gtd. Notes, 144A
2.125%	05/14/18	2,100	2,109,822
Helmerich & Payne International Drilling Co.,
Gtd. Notes, 144A
4.650%	03/15/25	1,610	1,667,339
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24	1,275	1,595,544
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25	1,875	1,870,322
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	06/30/21	5,440	4,692,000
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.750%	10/01/22	930	722,874
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23	4,200	4,210,500
Petrobras Global Finance BV (Brazil),
Gtd. Notes
1.881%(c)	05/20/16	600	567,060
2.603%(c)	03/17/17	4,200	3,863,580
3.123%(c)	03/17/20	700	603,750
4.875%	03/17/20	200	179,600
5.375%	01/27/21	2,400	2,177,160
5.750%	01/20/20	4,200	3,895,836
6.250%	03/17/24	4,800	4,525,440

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Petrobras International Finance Co. (Brazil),
Gtd. Notes
7.875%	03/15/19	400	$407,184
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17	5,000	2,050,250
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.000%	03/05/20	4,000	4,562,000
8.000%	05/03/19	10,000	11,962,500
Sasol Financing International PLC (South Africa),
Gtd. Notes
4.500%	11/14/22	2,000	1,985,000
Shell International Finance BV (Netherlands),
Gtd. Notes
0.442%(c)	11/15/16	1,400	1,402,642
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	10,600	11,499,834
Southwestern Energy Co.,
Sr. Unsec’d. Notes
3.300%	01/23/18	615	626,798
4.050%	01/23/20	855	883,519
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18	700	777,513
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18	3,000	3,427,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes, 144A
5.500%	10/15/19	900	927,000
6.250%	10/15/22	1,000	1,035,000
Thai Oil PCL (Thailand),
Sr. Unsec’d. Notes, 144A
3.625%	01/23/23	3,000	2,993,832
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.900%	03/15/45	230	237,783
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25	2,025	1,986,051

			102,754,584

Paper & Forest Products
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
3.600%	03/01/25(g)	1,820	1,865,706
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44	1,410	1,448,135

			3,313,841

Pharmaceuticals — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.950%	03/15/25	2,030	2,054,108

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25	1,800	$1,857,654
4.550%	03/15/35	1,970	2,053,366
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	470	476,262
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.750%	06/01/25	700	703,091
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	02/01/25	500	515,000
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	02/10/25	3,375	3,372,266
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
3.350%	09/30/24	2,290	2,401,562
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC (Israel),
Gtd. Notes
3.000%	06/15/15	1,281	1,287,345
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.750%	08/15/21	2,200	2,299,000
Sr. Unsec’d. Notes, 144A
6.125%	04/15/25	675	698,625

			17,718,279

Professional Services
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	1,450	1,459,063

Real Estate Investment Trusts (REITs) — 0.2%
Camden Property Trust,
Sr. Unsec’d. Notes
4.625%	06/15/21	1,700	1,863,735
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22	2,000	2,077,500
Felcor Lodging LP,
Sr. Sec’d. Notes
6.750%	06/01/19	2,375	2,464,063
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20	2,000	2,050,000
Goodman Funding Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	11/12/20	300	350,737
6.375%	04/15/21	2,325	2,727,302
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.875%	05/15/15	300	301,813
Kilroy Realty LP,
Gtd. Notes
5.000%	11/03/15	1,300	1,327,739

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Regency Centers LP,
Gtd. Notes
4.800%	04/15/21		1,750	$1,936,104
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18		605	610,182
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19		2,000	2,136,822

				17,845,997

Real Estate Management & Development
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20		1,500	1,567,500

Road & Rail — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45		2,325	2,418,560
ERAC USA Finance LLC,
Gtd. Notes, 144A(f)
4.500%	02/15/45(g)		625	632,291
Hellenic Railways Organization SA (Greece),
Gov’t. Gtd. Notes
4.028%	03/17/17(g)	EUR	900	667,728
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.050%	01/09/20(g)		2,490	2,531,717
Ryder System, Inc.,
Unsec’d. Notes, MTN
2.650%	03/02/20		870	880,999

				7,131,295

Semiconductors & Semiconductor Equipment
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22		2,000	2,177,500
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
5.000%	10/01/25		1,425	1,444,594

				3,622,094

Software — 0.1%
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21		500	528,750
Microsoft Corp.,
Sr. Unsec’d. Notes
2.375%	02/12/22		2,400	2,417,330
2.700%	02/12/25		1,075	1,079,145

				4,025,225

Specialty Retail — 0.1%
Autozone, Inc.,
Sr. Unsec’d. Notes
6.950%	06/15/16		2,400	2,562,475
Dufry Finance SCA (Switzerland),
Gtd. Notes, 144A
5.500%	10/15/20		2,000	2,086,144

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Specialty Retail (cont’d.)
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		3,000	$3,330,000

				7,978,619

Technology Hardware, Storage & Peripherals
Apple, Inc.,
Sr. Unsec’d. Notes
2.150%	02/09/22		3,500	3,454,696
2.850%	05/06/21		400	416,771

				3,871,467

Textiles, Apparel & Luxury Goods
PVH Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/22		2,500	2,537,500

Thrifts & Mortgage Finance — 0.5%
Erste Europaische Pfandbrief und Kommunalkreditbank AG in Luxemburg SA (Luxembourg),
Covered Bonds
4.250%	06/04/18	EUR	5,100	6,094,808
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/15	DKK	63,300	9,216,658
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	01/01/16	DKK	217,500	31,803,739

				47,115,205

Tobacco
Altria Group, Inc.,
Gtd. Notes
9.250%	08/06/19		222	284,844
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.600%	11/15/23		1,575	1,667,761
Reynolds American, Inc.,
Gtd. Notes
1.050%	10/30/15		700	700,625

				2,653,230

Trading Companies & Distributors — 0.1%
United Rentals North America, Inc.,
Gtd. Notes
7.625%	04/15/22		3,750	4,102,500

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.450%	12/05/22	MXN	65,000	4,107,484
7.125%	12/09/24	MXN	23,000	1,489,606
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.125%	03/11/23		400	432,309
5.350%	05/20/24		655	721,319
Gtd. Notes, RegS
3.375%	05/20/21	EUR	500	580,295
5.125%	03/11/23		220	237,770

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Wireless Telecommunication Services (cont’d.)
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
14.750%	12/01/16		1,750	$2,091,250
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		900	871,875
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	12/01/16		1,930	2,014,920
9.125%	03/01/17		3,800	4,151,500
TBG Global Pte Ltd. (Indonesia),
Gtd. Notes, RegS
4.625%	04/03/18		1,000	1,030,000
T-Mobile USA, Inc.,
Gtd. Notes
6.375%	03/01/25		1,950	2,012,205
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
0.617%(c)	02/19/16		1,800	1,801,370

				21,541,903

TOTAL CORPORATE BONDS (cost $977,072,517)				968,258,357

FOREIGN GOVERNMENT BONDS — 5.8%
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	2,300	2,827,522
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19		3,300	3,267,000
5.750%	09/26/23		1,300	1,339,260
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/25	BRL	50,200	13,154,840
Brazilian Government International Bond (Brazil),
Unsec’d. Notes
11.000%	06/26/17	EUR	1,300	1,679,480
Bundesrepublik Deutschland (Germany),
Bonds
2.500%	07/04/44	EUR	6,800	11,076,450
4.250%	07/04/39	EUR	8,100	16,000,291
4.750%	07/04/40	EUR	400	853,603
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	14,200	16,795,197
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20		800	873,200
CNPC General Capital Ltd. (Hong Kong),
Gtd. Notes, 144A
1.157%(c)	05/14/17		2,600	2,603,632
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		675	693,563
Credit Suisse Group Funding Guernsey Ltd (Switzerland),
Gtd. Notes, 144A
2.750%	03/26/20		975	980,562

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	800	$965,952
1.500%	04/15/16	EUR	2,000	2,520,593
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes
1.050%	06/20/23	JPY	150,000	1,321,909
Dexia Municipal Agency SA (France),
Covered Bonds, MTN
5.250%	02/16/17		700	752,456
El Salvador Government International Bond (El Salvador),
Unsec’d. Notes, 144A
6.375%	01/18/27		3,300	3,300,000
European Bank For Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	09/01/23	AUD	600	354,857
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	08/10/23	AUD	2,900	1,740,943
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		7,200	7,218,000
5.375%	11/04/16		785	814,572
Export Development Canada (Canada),
Sr. Unsec’d. Notes
3.875%	03/16/17	NZD	2,800	2,102,036
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.875%	01/21/25		3,000	3,010,323
4.000%	01/29/21		300	325,271
5.000%	04/11/22		2,600	3,008,684
Sr. Unsec’d. Notes, MTN
6.460%	02/27/17	MXN	20,000	1,332,560
France Government Bond OAT (France),
Bonds
0.500%	05/25/25	EUR	2,500	2,693,759
3.250%	05/25/45	EUR	500	833,079
4.000%	10/25/38	EUR	3,900	6,864,297
4.500%	04/25/41	EUR	5,900	11,415,626
Bonds, TIPS
0.100%	07/25/21	EUR	2,500	2,879,933
0.250%	07/25/18	EUR	2,500	2,887,612
0.250%	07/25/24	EUR	1,900	2,263,364
1.000%	07/25/17	EUR	300	381,053
1.600%	07/25/15	EUR	1,000	1,290,620
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
9.250%	04/23/19		2,300	2,470,430
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(c)	02/24/24	EUR	50	29,398
3.000%(c)	02/24/25	EUR	50	28,733
3.000%(c)	02/24/26	EUR	50	27,422
3.000%(c)	02/24/27	EUR	50	27,017
3.000%(c)	02/24/28	EUR	50	26,519
3.000%(c)	02/24/29	EUR	75	39,404
3.000%(c)	02/24/30	EUR	75	38,948
3.000%(c)	02/24/31	EUR	75	39,055
3.000%(c)	02/24/32	EUR	75	38,890
3.000%(c)	02/24/33	EUR	75	38,632

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
3.000%(c)	02/24/34	EUR	75	$38,573
3.000%(c)	02/24/35	EUR	75	38,675
3.000%(c)	02/24/36	EUR	175	90,219
3.000%(c)	02/24/37	EUR	175	89,941
3.000%(c)	02/24/38	EUR	175	89,692
3.000%(c)	02/24/39	EUR	175	89,924
3.000%(c)	02/24/40	EUR	175	89,690
3.000%(c)	02/24/41	EUR	175	89,747
3.000%(c)	02/24/42	EUR	175	91,339
Bonds, RegS
3.000%(c)	02/24/23	EUR	50	29,886
Sr. Unsec’d. Notes, 144A
4.750%	04/17/19	EUR	1,800	1,279,289
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes, MTN
3.800%	08/08/17(g)	JPY	150,000	882,980
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		1,900	2,185,000
6.375%	03/29/21		350	405,790
7.625%	03/29/41		954	1,379,482
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
2.875%	07/08/21	EUR	5,600	6,335,963
Sr. Unsec’d. Notes, RegS
6.750%	01/15/44		1,500	1,918,125
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes, MTN
4.530%	03/17/16	CAD	100	80,390
5.000%	04/10/17		500	534,437
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
4.500%	08/16/16	NZD	1,000	756,279
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
3.750%	09/01/24	EUR	12,700	16,700,250
4.000%	02/01/37	EUR	2,400	3,507,269
4.500%	05/01/23	EUR	400	544,487
4.500%	03/01/24	EUR	3,000	4,130,234
5.000%	09/01/40	EUR	2,300	3,919,808
5.500%	11/01/22	EUR	200	285,144
Bonds, 144A
4.750%	09/01/44	EUR	1,600	2,743,476
Bonds, TIPS
1.700%	09/15/18	EUR	2,200	2,542,653
2.100%	09/15/16	EUR	600	709,543
2.100%	09/15/17	EUR	200	263,293
2.350%	09/15/19	EUR	600	791,306
2.550%	09/15/41	EUR	700	1,189,617
3.100%	09/15/26	EUR	100	150,261
Sr. Unsec’d. Notes
3.750%	05/01/21	EUR	2,000	2,528,513
Sr. Unsec’d. Notes, 144A
2.350%	09/15/24	EUR	7,800	10,116,373
4.750%	08/01/23	EUR	23,600	32,744,524
4.750%	09/01/28	EUR	1,600	2,386,357
Sr. Unsec’d. Notes, TIPS
2.250%	04/22/17	EUR	400	445,179

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
KazMunayGas National Co JSC (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
9.125%	07/02/18		1,800	$1,954,440
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	01/20/20		3,300	3,890,700
Mexican Bonos (Mexico),
Bonds
3.050%(c)	01/04/18	MXN	53,400	3,526,461
4.750%	06/14/18	MXN	15,469	1,014,656
6.500%	06/09/22	MXN	50,000	3,426,437
7.500%	06/03/27	MXN	264,500	19,243,933
7.750%	05/29/31	MXN	21,400	1,594,800
8.500%	11/18/38	MXN	20,000	1,632,850
10.000%	12/05/24	MXN	24,900	2,120,014
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	17,300	1,303,828
Mexican Udibonos (Mexico),
Bonds, TIPS
4.000%	11/15/40	MXN	1,400	532,413
4.000%	11/08/46	MXN	15,161	5,833,042
4.500%	12/04/25	MXN	22,815	9,034,931
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	11,900	9,400,093
2.500%	09/20/35(g)	NZD	1,700	1,408,259
6.000%	12/15/17	NZD	1,500	1,204,611
Petrobras Global Finance BV (Brazil),
Gtd. Notes
2.000%	05/20/16		1,180	1,128,670
3.875%	01/27/16		1,175	1,152,534
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21		650	713,375
5.500%	06/27/44		2,000	2,017,500
Gtd. Notes, 144A
5.625%	01/23/46		675	685,125
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
8.375%	06/17/19		1,000	1,255,000
9.500%	02/02/30		600	1,008,000
Portugal Government International Bond (Portugal),
Unsec’d. Notes, RegS
5.125%	10/15/24		3,700	4,093,236
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes
4.950%	10/25/23	EUR	800	1,100,506
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24		1,000	1,341,250
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	309,714
Province of Ontario (Canada),
Bonds
4.000%	06/02/21	CAD	2,900	2,630,344
Sr. Unsec’d. Notes
2.450%	06/29/22		800	820,048
Sr. Unsec’d. Notes, MTN
4.000%	10/07/19		600	662,927

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Unsec’d. Notes
3.150%	06/02/22	CAD	7,500	$6,513,817
3.450%	06/02/45	CAD	5,700	5,075,702
3.500%	06/02/24	CAD	3,000	2,668,509
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	220,050
Notes
4.250%	12/01/21	CAD	1,100	1,015,373
Notes, MTN
7.295%	07/22/26		2,400	3,297,946
Sr. Unsec’d. Notes
2.750%	08/25/21		2,200	2,296,202
Unsec’d. Notes
3.500%	12/01/22	CAD	1,600	1,420,792
3.750%	09/01/24	CAD	1,600	1,446,588
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		400	412,400
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, 144A
6.875%	03/09/17		5,940	6,519,150
Sr. Unsec’d. Notes, RegS
6.875%	01/17/18		1,800	2,029,500
Republic of Italy (Italy),
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28	GBP	2,100	3,949,855
Republic of Korea (South Korea),
Sr. Unsec’d. Notes
4.125%	06/10/44		3,300	3,983,430
Republic of Panama (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		2,000	2,050,000
Republic of South Africa (South Africa),
Bonds
8.000%	12/21/18	ZAR	6,700	569,056
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	2,500	2,926,684
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		1,000	1,093,750
7.000%	06/05/20		600	693,000
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
5.499%	07/07/15		2,700	2,703,375
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
5.125%	03/30/26	EUR	1,000	1,502,656
Sr. Unsec’d. Notes, 144A
4.125%	02/18/19		1,800	1,903,036
4.700%	11/01/16	EUR	1,300	1,497,111
5.250%	02/18/24		4,700	5,394,425
Sr. Unsec’d. Notes, RegS
4.125%	02/18/19		4,500	4,757,589
5.250%	02/18/24		1,400	1,606,850
5.500%	10/26/22		800	922,032
5.850%	05/10/23		5,000	5,912,500
Spain Government Bond (Spain),
Bonds, 144A
3.800%	04/30/24	EUR	27,300	36,040,097

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
5.150%	10/31/44	EUR	400	$731,890
5.400%	01/31/23	EUR	3,300	4,719,608
Sr. Unsec’d. Notes
4.700%	07/30/41	EUR	300	503,586
Sr. Unsec’d. Notes, MTN
5.250%	04/06/29	GBP	200	354,130
Sr. Unsec’d. Notes, TIPS, 144A
0.550%	11/30/19	EUR	4,400	4,883,799
1.000%	11/30/30(g)	EUR	1,300	1,539,167
Sweden Government Bond (Sweden),
Bonds
2.500%	05/12/25	SEK	61,000	8,527,753
UBS AG (Switzerland),
Sr. Unsec’d. Notes, MTN
1.800%	03/26/18		1,550	1,554,301
United Kingdom Gilt (United Kingdom),
Bonds
4.000%	03/07/22	GBP	5,300	9,264,241
4.250%	06/07/32	GBP	500	975,636
4.250%	03/07/36	GBP	400	798,564
4.250%	12/07/40	GBP	3,100	6,363,155
Bonds, TIPS
0.125%	03/22/24	GBP	10,200	17,684,704
Unsec’d. Notes
3.250%	01/22/44	GBP	12,700	22,537,023
3.500%	01/22/45	GBP	800	1,486,135
4.500%	09/07/34	GBP	200	407,785
United Mexican States (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		4,100	4,305,000
Xunta de Galicia (Spain),
Sr. Unsec’d. Notes
5.763%	04/03/17	EUR	2,400	2,858,413

TOTAL FOREIGN GOVERNMENT BONDS (cost $558,009,186)				523,376,317

MUNICIPAL BONDS — 0.4%
California — 0.2%
Los Angeles Community College District,
General Obligation Unlimited
6.750%	08/01/49		2,700	4,093,632
San Diego County Regional Airport Authority,
Revenue Bonds, BABs
6.628%	07/01/40		1,100	1,275,648
State of California,
General Obligation Unlimited
7.550%	04/01/39		1,600	2,498,048
7.600%	11/01/40		3,000	4,813,590
7.625%	03/01/40		200	311,196
7.950%	03/01/36		3,800	4,695,698

				17,687,812

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds
6.655%	04/01/57		4,000	5,227,840

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40		600	772,998

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds
6.687%	11/15/40		1,500	$2,107,365
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42		435	589,033
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62		6,600	7,218,090

				9,914,488

Ohio
American Municipal Power, Inc.,
Revenue Bonds
8.084%	02/15/50		800	1,294,544

TOTAL MUNICIPAL BONDS (cost $32,385,676)				34,897,682

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.5%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.758%(c)	09/25/35		240	212,318
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
0.814%(c)	02/25/47		2,287	1,454,517
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 144A
0.359%(c)	03/27/36		4,975	4,617,422
Series 2015-R3, Class 2A1, 144A
0.298%(c)	02/27/37		4,950	4,529,250
Series 2015-R3, Class 6A1, 144A
0.338%(c)	05/28/36		5,469	5,031,480
Banc of America Funding Ltd.,
Series 2012-R5, Class A, 144A
0.431%(c)	10/03/39		1,852	1,827,640
Banc of America Funding Trust,
Series 2006-8T2, Class A10
5.753%(c)	10/25/36		43	35,010
Series 2006-J, Class 4A1
2.805%(c)	01/20/47		1,297	1,080,506
Series 2015-R2, Class 5A1, 144A
0.325%(c)	09/29/36		4,963	4,596,667
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
2.674%(c)	06/25/35		86	82,561
Series 2005-H, Class 2A1
2.710%(c)	09/25/35		47	42,481
Series 2005-H, Class 2A5
2.705%(c)	09/25/35		555	506,727
Bancaja 8 Fondo de Titulizacion de Activos (Spain),
Series 8, Class A
0.165%(c)	10/25/37	EUR	476	495,681
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
14.886%(c)	04/26/37		189	47,609
Series 2011-RR4, Class 8A2, 144A
10.174%(c)	02/26/36		2,295	858,768
Series 2011-RR5, Class 5A1, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.250%	08/26/37		577	$599,435
Series 2011-RR5, Class 12A1, 144A
5.255%(c)	03/26/37		238	233,280
Series 2011-RR5, Class 12A2, 144A
5.255%(c)	03/26/37		1,845	606,206
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
2.475%(c)	08/25/33		12	11,711
Series 2003-9, Class 2A1
2.882%(c)	02/25/34		114	111,171
Series 2004-2, Class 22A
2.647%(c)	05/25/34		25	23,889
Series 2004-10, Class 13A1
2.537%(c)	01/25/35		144	138,072
Series 2004-10, Class 21A1
2.940%(c)	01/25/35		209	209,221
Series 2004-10, Class 22A1
2.523%(c)	01/25/35		77	72,770
Series 2005-1, Class 2A1
2.941%(c)	03/25/35		55	52,959
Series 2005-2, Class A1
2.680%(c)	03/25/35		156	157,553
Series 2005-2, Class A2
2.515%(c)	03/25/35		39	38,707
Series 2005-4, Class 3A1
2.546%(c)	08/25/35		806	695,439
Series 2005-5, Class A1
2.280%(c)	08/25/35		14	14,215
Series 2005-5, Class A2
2.380%(c)	08/25/35		102	102,601
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
2.644%(c)	09/25/35		311	265,615
Series 2005-9, Class 24A1
2.651%(c)	11/25/35		150	115,085
Series 2005-10, Class 24A1
2.677%(c)	01/25/36		244	194,047
Series 2006-2, Class 23A1
2.655%(c)	03/25/36		261	197,521
Series 2006-4, Class 21A1
2.461%(c)	08/25/36		227	163,161
Series 2006-5, Class 2A2
2.697%(c)	08/25/36		346	251,696
Series 2006-6, Class 32A1
2.952%(c)	11/25/36		506	336,814
Series 2006-8, Class 3A1
0.331%(c)	02/25/34		104	93,366
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.514%(c)	01/26/36		1,629	1,323,911
Series 2007-R6, Class 2A1
2.259%(c)	12/26/46		965	762,524
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.379%(c)	12/31/55	EUR	984	1,052,756
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
2.622%(c)	03/25/34		63	62,834

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-6, Class A1
2.230%(c)	09/25/35	22	$21,751
Series 2005-6, Class A2
2.280%(c)	09/25/35	38	37,897
Series 2005-10, Class 1A2A
2.583%(c)	12/25/35	77	58,161
Series 2005-11, Class A2A
2.510%(c)	10/25/35	1,728	1,711,494
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	16	15,111
Series 2005-56, Class 2A2
2.161%(c)	11/25/35	22	18,482
Series 2005-56, Class 2A3
1.621%(c)	11/25/35	22	17,909
Series 2005-62, Class 2A1
1.121%(c)	12/25/35	423	347,231
Series 2005-76, Class 2A1
1.121%(c)	02/25/36	22	20,081
Series 2005-81, Class A1
0.454%(c)	02/25/37	2,365	1,839,656
Series 2006-2CB, Class A14
5.500%	03/25/36	50	42,438
Series 2006-OA11, Class A1B
0.358%(c)	09/25/46	123	104,297
Series 2006-OA19, Class A1
0.356%(c)	02/20/47	658	492,034
Series 2006-OA22, Class A1
0.331%(c)	02/25/47	197	165,963
Series 2007-16CB, Class 5A1
6.250%	08/25/37	44	38,621
Series 2007-OA4, Class A1
0.341%(c)	05/25/47	893	747,716
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
2.589%(c)	08/25/34	129	112,851
Series 2004-12, Class 12A1
2.476%(c)	08/25/34	392	338,001
Series 2004-22, Class A3
2.408%(c)	11/25/34	27	25,920
Series 2004-HYB5, Class 2A1
2.350%(c)	04/20/35	86	86,455
Series 2005-2, Class 1A1
0.491%(c)	03/25/35	900	683,067
Series 2005-9, Class 1A1
0.474%(c)	05/25/35	921	788,229
Series 2005-HYB6, Class 5A1
5.024%(c)	10/20/35	201	180,314
Series 2005-HYB9, Class 5A1
2.330%(c)	02/20/36	442	377,145
Series 2005-R2, Class 1AF1, 144A
0.511%(c)	06/25/35	31	26,956
Credit Suisse Commercial Mortgage,
Series 2010-18R, Class 4A4, 144A
2.420%(c)	04/26/38	1,700	1,657,214
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
2.472%(c)	08/25/33	20	19,806

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-AR6, Class 9A2
0.911%(c)	10/25/34		85	$82,056
Credit Suisse Mortgage Capital Certificates,
Series 2007-3, Class 1A6A
5.579%(c)	04/25/37		261	140,796
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/18		112	114,682
Series 2006-AB4, Class A1B1
0.271%(c)	10/25/36		14	8,640
Series 2006-AB4, Class A6A2
5.886%(c)	10/25/36		104	86,077
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3C
0.722%(c)	12/10/44	GBP	1,930	2,764,518
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1
1.672%(c)	02/25/25		1,706	1,718,078
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		156	171,887
Series 2006-16, Class FC
0.471%(c)	03/25/36		66	66,249
Series 2006-118, Class A2
0.236%(c)	12/25/36		98	97,525
Series 2011-3, Class FA
0.851%(c)	02/25/41		350	355,038
F-E Mortgages Srl (Italy),
Series 1, Class A1
0.412%(c)	12/15/43	EUR	2,438	2,603,309
First Horizon Alternative Mortgage Securities,
Series 2005-AA1, Class 1A1
2.225%(c)	03/25/35		682	544,332
First Horizon Asset Securities, Inc.,
Series 2007-AR1, Class 1A1
2.581%(c)	05/25/37		643	515,023
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 2B2, 144A
2.663%(c)	10/18/54	GBP	2,000	2,987,792
Freddie Mac Reference REMICS,
Series R006, Class ZA
6.000%	04/15/36		250	286,277
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34		667	734,273
Series 3172, Class FK
0.622%(c)	08/15/33		336	337,165
Series 3174, Class FM
0.412%(c)	05/15/36		13	13,197
Freddie Mac Strips,
Series 278, Class F1
0.622%(c)	09/15/42		1,282	1,287,580
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
2.015%(c)	04/24/47	GBP	352	525,390
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.474%(c)	03/20/37		322	323,013

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Granite Master Issuer PLC (United Kingdom),
Series 2005-1, Class A4
0.376%(c)	12/20/54		420	$418,197
Granite Mortgages PLC (United Kingdom),
Series 2003-2, Class 1A3
0.757%(c)	07/20/43		345	345,330
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
2.787%(c)	10/25/33		569	560,525
Grifonas Finance PLC (United Kingdom),
Series 1, Class A
0.551%(c)	08/28/39	EUR	1,031	734,532
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.980%(c)	03/25/33		11	11,037
Series 2005-AR1, Class 1A1
2.813%(c)	01/25/35		38	35,653
Series 2005-AR2, Class 2A1
2.648%(c)	04/25/35		362	359,840
Series 2005-AR3, Class 6A1
2.617%(c)	05/25/35		428	394,791
Series 2006-AR1, Class 2A1
2.891%(c)	01/25/36		228	208,557
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
2.475%(c)	05/19/33		24	23,924
Series 2004-1, Class 2A
2.321%(c)	04/19/34		139	137,351
Series 2005-2, Class 2A1A
0.394%(c)	05/19/35		780	647,830
Series 2005-4, Class 3A1
2.615%(c)	07/19/35		53	48,089
Series 2005-10, Class 2A1A
0.484%(c)	11/19/35		837	699,475
Series 2006-5, Class 2A1A
0.354%(c)	07/19/46		142	89,519
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.750%(c)	11/25/35		106	94,677
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR12, Class 2A1A
0.411%(c)	07/25/35		94	81,960
Series 2006-AR12, Class A1
0.361%(c)	09/25/46		355	302,619
JP Morgan Resecuritization Trust,
Series 2015-1, Class 6A1, 144A
0.451%(c)	12/27/45		3,000	2,819,245
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
1.990%(c)	11/25/33		13	12,940
Series 2005-A2, Class 7CB1
2.596%(c)	04/25/35		98	98,943
Series 2005-A6, Class 2A1
2.550%(c)	08/25/35		55	54,625
Series 2005-ALT1, Class 3A1
2.382%(c)	10/25/35		138	113,546
Series 2006-A1, Class 3A2
2.553%(c)	02/25/36		67	58,133

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-A1, Class 1A1
2.554%(c)	07/25/35		56	$56,434
Series 2007-S3, Class 1A90
7.000%	08/25/37		336	308,525
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C
0.441%(c)	06/14/40		4,185	3,985,044
Lanark Master Issuer PLC (United Kingdom),
Series 2012-2A, Class 1A, 144A
1.662%(c)	12/22/54		1,025	1,033,911
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
0.507%(c)	09/21/38		3,382	3,518,847
LSTAR Securities Investment Trust,
Series 2015-1, Class A, 144A
2.167%(c)	01/01/20		4,941	4,938,535
Series 2015-2, Class A, 144A
2.171%(c)	01/01/20		4,937	4,920,379
Series 2015-3, Class A, 144A
2.176%(c)	03/01/20		3,300	3,275,521
Ludgate Funding PLC (United Kingdom),
Series 2007-1, Class A2B
0.238%(c)	01/01/61	EUR	2,184	2,184,045
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.210%(c)	12/15/49	GBP	3,202	4,636,431
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.165%(c)	12/25/33		134	134,560
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
2.219%(c)	02/25/33		94	88,889
Series 2005-A8, Class A3A2
0.421%(c)	08/25/36		20	18,922
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
1.582%(c)	10/25/35		68	66,246
Series 2005-2, Class 2A
2.350%(c)	10/25/35		517	521,498
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
2.180%(c)	06/25/36		177	169,012
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.618%(c)	10/07/20		321	322,433
Series 2010-R2, Class 1A
0.538%(c)	11/06/17		289	289,347
Series 2010-R3, Class 1A
0.731%(c)	12/08/20		266	268,097
Series 2010-R3, Class 2A
0.735%(c)	12/08/20		1,941	1,959,276
Newgate Funding PLC (United Kingdom),
Series 2006-1, Class MB
0.270%(c)	12/01/50	EUR	704	716,422
Series 2007-1X, Class A3
0.712%(c)	12/01/50	GBP	3,200	4,370,922
Series 2007-3X, Class A2B
0.627%(c)	12/15/50	EUR	2,954	3,072,747

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-3X, Class A3
1.563%(c)	12/15/50	GBP	1,513	$2,187,900
Series 2007-3X, Class BA
1.813%(c)	12/15/50	GBP	378	523,588
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.496%(c)	08/25/33		74	75,933
Puma Finance Ltd. (Australia),
Series G5, Class A1, 144A
0.402%(c)	02/21/38		85	84,597
Residential Accredit Loans, Inc.,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		174	156,829
Series 2006-QO6, Class A1
0.351%(c)	06/25/46		755	335,939
Series 2007-QO2, Class A1
0.321%(c)	02/25/47		2,538	1,443,344
Residential Asset Securitization Trust,
Series 2005-A4, Class A1
0.621%(c)	04/25/35		404	308,313
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
2.990%(c)	09/25/35		430	339,745
Series 2006-SA1, Class 2A1
3.800%(c)	02/25/36		95	85,319
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.720%(c)	12/15/43	GBP	977	1,350,602
Series 2007-1X, Class M1B
0.780%(c)	12/15/43	GBP	1,009	1,362,895
RMAC 2004-NSP4 PLC (United Kingdom),
Series 2004-NSP4, Class A2
0.753%(c)	12/12/36	GBP	1,142	1,601,628
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS3X, Class A2A
0.712%(c)	06/12/44	GBP	2,929	4,045,586
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.374%(c)	07/20/36		201	186,655
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.573%(c)	02/25/34		224	223,927
Series 2004-4, Class 3A2
2.464%(c)	04/25/34		33	32,676
Series 2004-18, Class 5A
2.586%(c)	12/25/34		56	53,993
Series 2005-1, Class 2A
2.508%(c)	02/25/35		5,816	5,679,840
Series 2005-18, Class 6A1
2.493%(c)	09/25/35		726	643,503
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5, Class 1A1
0.834%(c)	10/19/34		14	13,556
Series 2006-AR3, Class 12A1
0.391%(c)	05/25/36		225	167,442
Series 2006-AR7, Class A1BG
0.291%(c)	08/25/36		1,922	1,495,849
Series 2007-AR4, Class A3

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
0.391%(c)	09/25/47		678	$540,853
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.424%(c)	07/19/35		262	253,246
Structured Asset Securities Corp. Trust,
Series 2006-11, Class A1, 144A
2.606%(c)	10/28/35		7	6,422
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
3.760%(c)	11/07/40	AUD	135	103,185
TBW Mortgage Backed Pass-Through Certificates,
Series 2006-4, Class A6
5.970%(c)	09/25/36		284	53,852
Thornburg Mortgage Securities Trust,
Series 2007-3, Class 2A1
1.418%(c)	06/25/47		152	135,119
Torrens Trust (Australia),
Series 2007-1, Class A
2.685%(c)	10/19/38	AUD	106	80,541
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
2.502%(c)	03/20/37		261	249,711
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2005-2, Class 1A3
0.621%(c)	04/25/35		1,308	1,003,162
Series 2006-AR5, Class 3A
1.061%(c)	07/25/46		58	33,642
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
1.328%(c)	11/25/42		2	1,730
Series 2005-AR10, Class 3A1
5.048%(c)	08/25/35		14	12,983
Series 2005-AR16, Class 1A3
2.339%(c)	12/25/35		904	857,434
Series 2006-AR2, Class 2A1
3.900%(c)	03/25/36		318	287,456
Series 2006-AR5, Class A12A
1.093%(c)	06/25/46		63	58,648
Series 2006-AR7, Class 3A
2.186%(c)	07/25/46		329	295,625
Series 2006-AR10, Class 1A2
2.232%(c)	09/25/36		90	81,311
Series 2006-AR13, Class 2A
2.186%(c)	10/25/46		35	31,757
Series 2006-AR15, Class 2A
2.186%(c)	11/25/46		111	99,666
Series 2006-AR19, Class 1A1A
0.851%(c)	01/25/47		202	181,972
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S, Class A1
2.618%(c)	09/25/34		56	57,213
Series 2005-AR4, Class 1A3
2.646%(c)	04/25/35		2,608	2,643,810
Series 2006-AR2, Class 2A1
2.633%(c)	03/25/36		562	559,578
Series 2006-AR2, Class 2A3
2.615%(c)	03/25/36		401	396,444
Series 2006-AR6, Class 3A1

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.578%(c)	03/25/36		259	$250,683
Series 2006-AR8, Class 3A1
2.601%(c)	04/25/36		166	160,002
Series 2006-AR10, Class 5A6
2.612%(c)	07/25/36		315	303,395

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $137,130,858)				139,389,373

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
Federal Home Loan Mortgage Corp.
2.250%(c)	03/01/35		6	5,897
5.500%	10/01/36		22	24,523
Federal National Mortgage Assoc.
1.316%(c)	11/01/42-03/01/44		153	156,806
2.010%(c)	06/01/35		42	43,434
2.393%(c)	09/01/19		1	820
3.500%	TBA		2,000	2,119,297
3.500%	TBA		41,000	43,498,437
4.000%	08/01/41		248	267,550
4.295%	06/01/21		2,930	3,294,947
4.500%	03/01/25-11/01/25		197	211,703
5.000%	04/01/30		554	617,766
5.500%	12/01/36		20	23,150
6.000%	06/01/38		202	232,130
Government National Mortgage Assoc.
4.000%	11/15/40-11/15/43		2,453	2,683,899
4.500%	08/15/40-03/15/41		2,991	3,314,285
Overseas Private Investment Corp.
4.140%	05/15/30		960	1,052,602

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $56,758,631)				57,547,246

U.S. TREASURY OBLIGATIONS — 9.6%
U.S. Treasury Bonds
2.500%	02/15/45		2,600	2,576,031
2.750%	11/15/42		800	831,438
2.750%	08/15/42	(h)	2,900	3,018,491
3.000%	05/15/42		1,100	1,200,032
3.125%	11/15/41-02/15/42		5,300	5,924,404
6.125%	08/15/29		3,000	4,458,516
6.250%	05/15/30		4,500	6,840,000
U.S. Treasury Floating Rate Note
0.068%(c)	10/31/16		1,356	1,355,466
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16-07/15/22		234,250	243,588,242
0.125%	01/15/23	(h)(k)	91,900	93,462,424
0.125%	07/15/24	(h)	7,100	6,986,507
0.250%	01/15/25	(h)	7,100	7,054,877
0.375%	07/15/23	(h)(k)	27,575	28,399,567
0.500%	04/15/15		300	324,108
0.625%	07/15/21-02/15/43		89,450	96,398,445
0.750%	02/15/42-02/15/45		20,420	20,935,100
1.125%	01/15/21		17,100	19,613,712
1.250%	07/15/20		30,200	35,086,457
1.375%	01/15/20-02/15/44		42,360	49,856,662

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.750%	01/15/28		8,120	$10,603,519
1.875%	07/15/15-07/15/19	(k)	8,100	9,874,989
2.000%	01/15/16-01/15/26		14,800	20,298,546
2.125%	01/15/19-02/15/41	(h)	9,500	12,774,799
2.375%	01/15/25-01/15/27	(h)	61,180	89,564,125
2.500%	01/15/29		45,000	62,578,999
3.625%	04/15/28		3,150	6,420,902
3.875%	04/15/29	(k)	16,880	35,249,344

TOTAL U.S. TREASURY OBLIGATIONS (cost $871,553,328)				875,275,702

TOTAL LONG-TERM INVESTMENTS (cost $7,575,516,457)				8,544,186,447

	Shares
SHORT-TERM INVESTMENTS — 16.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 10.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $960,579,581; includes $344,449,325 of cash collateral for securities on loan)(b)(w)	960,579,581	960,579,581

	Principal Amount (000)#
REPURCHASE AGREEMENTS(m) — 4.2%
Barclays Capital Group,
0.150%, dated 03/27/15, due 04/02/15 in the amount of $78,001,950	78,000	$78,000,000
Barclays Capital Group,
0.150%, dated 03/30/15, due 04/02/15 in the amount of $65,000,813	65,000	65,000,000
Barclays Capital Group,
0.300%, dated 03/31/15, due 04/01/15 in the amount of $5,700,048	5,700	5,700,000
Credit Suisse First Boston Corp.,
0.300%, dated 03/31/15, due 04/01/15 in the amount of $300,003	300	300,000
Credit Suisse First Boston Corp.,
0.300%, dated 03/31/15, due 04/01/15 in the amount of $16,800,140	16,800	16,800,000
Deutsche Bank AG,
0.200%, dated 03/31/15, due 04/01/15 in the amount of $1,500,008	1,500	1,500,000
Deutsche Bank AG,
0.200%, dated 03/31/15, due 04/01/15 in the amount of $27,500,153	27,500	27,500,000
Goldman Sachs & Co.,
0.340%, dated 03/31/15, due 04/01/15 in the amount of $3,400,032	3,400	3,400,000
Goldman Sachs & Co.,
0.340%, dated 03/31/15, due 04/01/15 in the amount of $20,700,196	20,700	20,700,000

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

		Principal Amount (000)#	Value
REPURCHASE AGREEMENTS(m) (Continued)
JPMorgan Chase,
0.300%, dated 03/31/15, due 04/01/15 in the amount of $48,900,408		48,900	$48,900,000
JPMorgan Chase,
0.300%, dated 03/31/15, due 04/01/15 in the amount of $190,300,161		19,300	19,300,000
Morgan Stanley,
0.250%, dated 03/31/15, due 04/01/15 in the amount of $9,700,067		9,700	9,700,000
Morgan Stanley,
0.250%, dated 03/31/15, due 04/01/15 in the amount of $87,700,609		87,700	87,700,000

TOTAL REPURCHASE AGREEMENTS (cost $384,500,000)			384,500,000

Interest Rate	Maturity Date
FOREIGN TREASURY OBLIGATIONS(n) — 1.1%
Brazil Letras do Tesouro Nacional
11.410%	10/01/15	BRL 112,880	33,201,479
12.701%	01/01/16	BRL 97,200	27,680,019
Mexico Cetes
2.870%	05/14/15	MXN 1,325,000	8,654,130
3.170%	05/28/15	MXN 5,087,000	33,185,976

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $119,421,969)			102,721,604

CERTIFICATES OF DEPOSIT(n) — 0.5%
Banco Bilbao Vizcaya Argentaria (Spain)
1.007%(c)	10/23/15	7,500	7,494,120
1.107%(c)	05/16/16	3,250	3,235,505
Barclays Bank PLC
0.552%	05/01/15	12,000	11,999,748
Intesa Sanpaolo SpA (Italy)
1.632%	04/11/16	10,800	10,833,588
Itau Unibanco
1.152%	06/04/15	2,500	2,499,737
Vodafone Group PLC
0.553%	04/01/15	7,800	7,800,000

TOTAL CERTIFICATES OF DEPOSIT (cost $43,885,882)			43,862,698

U.S. TREASURY OBLIGATIONS(n) — 0.3%
U.S. Treasury Bills
0.015%	05/14/15	301	$300,995
0.017%	05/28/15	1,872	1,871,978
0.018%	05/28/15	391	390,995
0.020%	05/28/15-06/11/15	2,172	2,171,903
0.021%	04/16/15	42	42,000
0.022%	05/07/15	361	360,994
0.032%	06/11/15	1,871	1,870,935
0.069%	05/07/15	536	535,991
0.070%	05/07/15	681	680,988
0.072%	05/28/15(k)	963	962,989
0.075%	05/28/15(k)	562	561,993

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) (Continued)
0.150%	09/17/15(k)		19,200	$19,190,995

TOTAL U.S. TREASURY OBLIGATIONS (cost $28,937,965)				28,942,756

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.2%
Federal Home Loan Bank
0.050%	04/02/15		10,000	9,999,986
0.073%	05/22/15		6,400	6,399,500

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $16,399,324)				16,399,486

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
10-Year U.S. Treasury Note Future,
expiring 04/24/15, Strike Price $127.00			300	609,375
expiring 04/24/15, Strike Price $133.00			300	9,375
Interest Rate Swap Options,
Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 08/19/15		Citigroup Global Markets	5,000	282,714
Receive a fixed rate of 1.75% and pay a floating rate based on 3-month LIBOR, expiring 02/23/16		Citigroup Global Markets	3,345	389,804
Crude Oil Futures,
expiring 11/17/15, Strike Price $75.00			21	19,320
Interest Rate Swap Options,
Receive a fixed rate of 0.80% and pay a floating rate based on 3-month LIBOR, expiring 01/19/16		Morgan Stanley	32,700	38,926

				1,349,514

Put Options
Crude Oil Futures,
expiring 11/17/15, Strike Price $48.00			4	14,400
expiring 11/17/15, Strike Price $48.00			34	122,400
Interest Rate Swap Options,
Pay a fixed rate of 2.80% and receive a floating rate based on 3-month LIBOR, expiring 05/29/15		Deutsche Bank AG	19,700	102,012

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America	5,000	$13,672
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets	3,300	9,024
Pay a fixed rate of 2.68% and receive a floating rate based on 3-month LIBOR, expiring 12/11/17	Morgan Stanley	5,000	505,855
Live Cattle Futures,
expiring 12/04/15, Strike Price $140.00		2	2,100
expiring 12/04/15, Strike Price $140.00		2	2,100

			771,563

TOTAL OPTIONS PURCHASED (cost $2,841,237)			2,121,077

TOTAL SHORT-TERM INVESTMENTS (cost $1,556,565,598)			1,539,127,202

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 110.7% (cost $9,132,082,415)			10,083,313,649

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (0.8)%
U.S. GOVERNMENT AGENCY OBLIGATIONS — (0.8)%
Federal National Mortgage Assoc.
3.500%	TBA		19,000	(19,955,938)
4.500%	TBA		43,000	(46,792,751)
5.500%	TBA		2,000	(2,253,438)

TOTAL SECURITIES SOLD SHORT (proceeds received $68,747,657)				(69,002,127)

		Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
10 Year Euro-Bund Futures,
expiring 06/15/15, Strike Price $160.00		EUR	172	(72,127)
10-Year U.S. Treasury Note Future,
expiring , Strike Price $130.00			600	(196,875)
Brent Crude Futures,
expiring 04/10/15, Strike Price $60.00			3	(990)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Cotton #2 Futures,
expiring 04/10/15, Strike Price $66.00		200	$(200)
Crude Oil Futures,
expiring 05/14/15, Strike Price $62.00		36	(42,480)
expiring 05/14/15, Strike Price $65.00		21	(3,360)
Currency option USD vs BRL,
expiring 07/01/14, @ FX Rate 2.68	Deutsche Bank AG Credit Suisse	370	(67,570)
expiring 03/17/16, @ FX Rate 4.00	First Boston Corp.	2,800	(107,698)
Currency option USD vs ILS,
expiring 04/15/15, @ FX Rate 4.07	Bank of America	2,200	(4,217)
expiring 04/29/15, @ FX Rate 4.08	Goldman Sachs & Co.	1,400	(4,987)
expiring 05/14/15, @ FX Rate 4.11	UBS AG	1,100	(4,455)
expiring 05/15/15, @ FX Rate 4.10	Goldman Sachs & Co.	1,700	(7,720)
expiring 05/20/15, @ FX Rate 4.12	Deutsche Bank AG	1,700	(7,051)
expiring 05/22/15, @ FX Rate 4.07	Citigroup Global Markets	900	(5,987)
expiring 05/29/15, @ FX Rate 4.13	Hong Kong & Shanghai Bank	1,900	(8,361)
expiring 06/01/15, @ FX Rate 4.16	Goldman Sachs & Co.	2,500	(9,064)
expiring 06/04/15, @ FX Rate 4.15	Deutsche Bank AG	1,300	(5,360)
expiring 06/10/15, @ FX Rate 4.17	Citigroup Global Markets	1,600	(6,269)
Currency option USD vs INR,
expiring 06/05/15, @ FX Rate 65.00	JPMorgan Chase	1,200	(4,163)
expiring 07/15/15, @ FX Rate 65.00	JPMorgan Chase	1,200	(9,692)
Henry Hub Natural Gas Futures,
expiring 04/27/15, Strike Price $3.00		30	(510)
expiring 04/27/15, Strike Price $3.05		30	(390)
Interest Rate Swap Options,
Pay a fixed rate of 2.30%and receive a floating rate based on 3-month LIBOR, expiring 05/29/15	Deutsche Bank AG	19,700	(378,407)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 09/11/15	Goldman Sachs & Co.	EUR	4,400	$(207,954)
Pay a fixed rate of 0.52% and receive a floating rate based on 3-month LIBOR, expiring 01/19/16	Morgan Stanley		32,700	(12,354)
Pay a fixed rate of 0.66% and receive a floating rate based on 3-month LIBOR, expiring 01/19/16	Morgan Stanley		32,700	(23,220)
Mill Wheat Futures,
expiring 04/15/15, Strike Price $200.00		EUR	200	(47)
expiring 04/15/15, Strike Price $201.00		EUR	100	(18)
Natural Gas Futures,
expiring 04/27/15, Strike Price $3.00			40	(680)
expiring 04/27/15, Strike Price $3.10			40	(400)
expiring 04/27/15, Strike Price $3.20			60	(360)
No. 2 Soft Red Winter Wheat,
expiring 04/24/15, Strike Price $580.00			20	(225)
S&P GSCI Crude Oil Total Return Index,
expiring 05/11/15, Strike Price $0.57	Goldman Sachs & Co.		4,400	—
Standard & Poor’s Goldman Sachs Commodity Index,
expiring 05/11/15, Strike Price $0.72	Goldman Sachs & Co.		4,500	(38)
Sugar #11 Futures,
expiring 04/15/15, Strike Price $13.00			560	(336)
WTI -Brent ICSO Futures,
expiring 05/13/15, Strike Price $5.00			6	(4,440)
WTI Crude Futures,
expiring 04/16/15, Strike Price $52.00			2	(1,020)

				(1,199,025)

Put Options
10 Year Euro-Bund Futures,
expiring 06/15/15, Strike Price $154.00		EUR	172	(12,946)
Brent Crude Futures,
expiring 04/10/15, Strike Price $50.00			4	(1,760)
expiring 04/10/15, Strike Price $52.00			8	(6,400)
expiring 11/10/15, Strike Price $54.00			12	(47,040)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 11/10/15, Strike Price $55.00		22	$(93,940)
expiring 11/10/15, Strike Price $55.00		4	(17,080)
CDX.O.IG.23 5Y V1,
expiring 04/15/15, Strike Price $1.00	Bank of America	4,500	(6)
expiring 04/15/15, Strike Price $1.00	Barclays Capital Group	1,100	(1)
Currency option USD vs BRL,
expiring 04/23/15, @ FX Rate 3.04	Deutsche Bank AG	1,200	(6,409)
expiring 04/28/15, @ FX Rate 3.09	Goldman Sachs & Co. Credit Suisse	500	(4,640)
expiring 04/29/15, @ FX Rate 3.12	First Boston Corp.	900	(10,994)
expiring 05/14/15, @ FX Rate 3.08	Hong Kong & Shanghai Bank	1,500	(17,567)
expiring 05/22/15, @ FX Rate 3.02	Deutsche Bank AG	800	(6,374)
expiring 05/27/15, @ FX Rate 3.08	Deutsche Bank AG Credit Suisse	1,700	(22,510)
expiring 05/29/15, @ FX Rate 3.07	First Boston Corp.	1,000	(12,847)
Currency option EUR vs USD,
expiring 04/08/15, @ FX Rate 1.06	Citigroup Global Markets	EUR 7,500	(35,246)
expiring 04/16/15, @ FX Rate 1.03	Deutsche Bank AG	EUR 3,982	(6,756)
Currency option USD vs INR,
expiring 06/05/15, @ FX Rate 62.00	JPMorgan Chase	1,200	(5,813)
expiring 07/15/15, @ FX Rate 61.50	JPMorgan Chase	1,200	(4,885)
Currency option USD vs JPY,
expiring 02/18/16, @ FX Rate 91.00	Goldman Sachs & Co.	4,500	(3,360)
expiring 09/08/16, @ FX Rate 93.00	Bank of America	8,700	(25,350)
expiring 09/08/16, @ FX Rate 95.00	Citigroup Global Markets	13,600	(49,125)
expiring 09/08/16, @ FX Rate 96.00	Citigroup Global Markets	3,900	(15,706)
expiring 05/27/15, @ FX Rate 113.50	Goldman Sachs & Co.	2,100	(3,135)
Henry Hub Natural Gas Futures,
expiring 04/27/15, Strike Price $2.35		30	(540)
expiring 04/27/15, Strike Price $2.40		30	(780)
Inflation Floor Option, Inflation on the CPI
Urban Consumer NSA,
expiring 01/22/18, Strike Price $ —	Deutsche Bank AG	700	(6,578)
expiring 03/24/20, Strike Price $34.81	JPMorgan Chase	7,900	(108,876)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets	4,200		$(2,475)
expiring 09/29/20, Strike Price $ —	Citigroup Global Markets	700		(428)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	400		(244)
expiring 05/16/24, Strike Price $4.00	JPMorgan Chase	600		(1,708)
Interest Rate Swap Options,
Receive a fixed rate of 1.30% and pay a floating rate based on 3-month LIBOR, expiring 09/11/15	Goldman Sachs & Co.	EUR 4,400		(60,747)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America	21,000		(34,648)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets	13,900		(22,934)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 12/11/17	Morgan Stanley	21,000		(521,947)
Lean Hog Futures,
expiring 12/14/15, Strike Price $56.00		5		(3,450)
expiring 12/14/15, Strike Price $56.00		5		(3,450)
Mill Wheat Futures,
expiring 04/15/15, Strike Price $178.00		EUR 300		(77)
expiring 04/15/15, Strike Price $187.00		EUR 100		(282)
Natural Gas Futures,
expiring 04/27/15, Strike Price $2.35		20		(360)
expiring 04/27/15, Strike Price $2.45		40		(1,520)
No. 2 Soft Red Winter Wheat,
expiring 04/24/15, Strike Price $505.00		20		(2,250)
Platinum Gold Futures,
expiring 06/18/15, Strike Price $101.04		—	(r)	(5,653)
Sugar #11 Futures,
expiring 04/15/15, Strike Price $11.75		560		(1,064)

Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
WTI -Brent ICSO Futures,
expiring 05/13/15, Strike Price $10.00	6	$(3,000)

		(1,192,901)

TOTAL OPTIONS WRITTEN (premiums received $3,886,999)		(2,391,926)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 109.9% (cost $9,059,447,759)		10,011,919,596
Liabilities in excess of other assets(x) — (9.9)%		(899,254,122)

NET ASSETS — 100.0%		$9,112,665,474

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $333,047,738; cash collateral of $344,449,325 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(f)	Indicates a restricted security; the aggregate cost of such securities is $6,832,316. The aggregate value of $6,791,416 is approximately 0.07% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as
collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by FHLMC (coupon rate 3.500%, maturity date 09/01/42) and U.S. Treasury Securities (coupon rates 0.125%-4.625%, maturity dates 08/15/15-05/15/44) with the aggregate value, including accrued interest, of $393,849,657. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreement held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
188	2 Year U.S. Treasury Notes	Jun. 2015	$41,060,368	$41,201,375	$141,007
86	5 Year Euro-Bobl	Jun. 2015	11,954,668	11,968,538	13,870
1,933	5 Year U.S. Treasury Notes	Jun. 2015	230,801,618	232,367,743	1,566,125
42	10 Year Australian Treasury Bonds	Jun. 2015	32,211,117	32,275,155	64,038
527	10 Year Euro-Bund	Jun. 2015	89,260,123	89,962,065	701,942
208	10 Year U.K. Gilt	Jun. 2015	36,511,771	37,256,909	745,138
898	10 Year U.S. Treasury Notes	Jun. 2015	114,887,121	115,757,812	870,691
51	20 Year U.S. Treasury Bonds	Jun. 2015	8,272,553	8,357,625	85,072
366	30 Year U.S. Ultra Treasury Bonds	Jun. 2015	61,174,207	62,174,250	1,000,043
85	DAX Index	Jun. 2015	27,630,118	27,442,757	(187,361)
808	Mini MSCI EAFE Index	Jun. 2015	72,702,745	73,927,960	1,225,215
13	Mini MSCI Emerging Markets Index	Jun. 2015	634,383	632,060	(2,323)
120	Russell 2000 Mini Index	Jun. 2015	14,732,610	14,986,800	254,190
117	S&P 500 E-Mini	Jun. 2015	12,115,838	12,055,680	(60,158)
477	S&P 500 Index	Jun. 2015	246,668,625	245,750,400	(918,225)

					5,499,264

Short Positions:
670	90 Day Euro Dollar	Jun. 2015	166,911,496	166,947,250	(35,754)
557	90 Day Euro Dollar	Sep. 2015	138,518,839	138,581,600	(62,761)
1,347	90 Day Euro Dollar	Dec. 2015	334,026,038	334,544,288	(518,250)
489	90 Day Euro Dollar	Mar. 2016	120,977,973	121,223,100	(245,127)
19	90 Day Euro Dollar	Jun. 2016	4,688,888	4,701,075	(12,187)
198	90 Day Euro Dollar	Sep. 2016	48,837,649	48,893,625	(55,976)
10	90 Day Euro Dollar	Dec. 2016	2,452,500	2,464,875	(12,375)
574	90 Day Sterling	Mar. 2016	105,420,282	105,624,583	(204,301)
423	90 Day Sterling	Jun. 2016	77,521,157	77,744,204	(223,047)
70	2 Year U.S. Treasury Notes	Jun. 2015	15,334,375	15,340,938	(6,563)
254	5 Year U.S. Treasury Notes	Jun. 2015	30,165,531	30,533,578	(368,047)
334	10 Year Canadian Government Bonds	Jun. 2015	37,449,623	37,641,751	(192,128)
474	10 Year U.S. Treasury Notes	Jun. 2015	60,809,000	61,101,563	(292,563)

					(2,229,079)

					$3,270,185

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Commodity futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
3	Brent Crude	May 2015	$168,540	$165,330	$(3,210)
3	Brent Crude	Jul. 2015	173,422	171,240	(2,182)
10	Brent Crude	Aug. 2015	582,642	579,600	(3,042)
63	Brent Crude	Sep. 2015	3,798,100	3,703,140	(94,960)
12	Brent Crude	Mar. 2016	746,108	748,200	2,092
9	Brent Crude	Jun. 2016	574,785	573,300	(1,485)
16	Brent Crude	Dec. 2017	1,173,991	1,103,200	(70,791)
23	Cocoa	Sep. 2015	638,286	619,620	(18,666)
19	Corn	Mar. 2016	405,683	389,500	(16,183)
1	Gold 100 OZ	Aug. 2015	115,174	118,410	3,236
1	Gulf Coast Ultra Low Sulfur Diesel Calendar Swap	Apr. 2015	67,620	68,758	1,138
1	Gulf Coast Ultra Low Sulfur Diesel Calendar Swap	May 2015	67,620	69,947	2,327
1	Gulf Coast Ultra Low Sulfur Diesel Calendar Swap	Jun. 2015	67,620	70,568	2,948
1	Gulf Coast Ultra Low Sulfur Diesel Calendar Swap	Jul. 2015	67,620	71,303	3,683
1	Gulf Coast Ultra Low Sulfur Diesel Calendar Swap	Aug. 2015	67,620	72,198	4,578
1	Gulf Coast Ultra Low Sulfur Diesel Calendar Swap	Sep. 2015	67,620	73,118	5,498
1	Gulf Coast Ultra Low Sulfur Diesel Calendar Swap	Oct. 2015	67,620	73,647	6,027
1	Gulf Coast Ultra Low Sulfur Diesel Calendar Swap	Nov. 2015	67,620	73,231	5,611
1	Gulf Coast Ultra Low Sulfur Diesel Calendar Swap	Dec. 2015	67,620	72,677	5,057
8	Henry Hub Natural Gas Swap	Jan. 2016	80,768	63,760	(17,008)
8	Henry Hub Natural Gas Swap	Feb. 2016	80,768	63,480	(17,288)
8	Henry Hub Natural Gas Swap	Mar. 2016	80,768	62,580	(18,188)
8	Henry Hub Natural Gas Swap	Apr. 2016	80,768	59,900	(20,868)
8	Henry Hub Natural Gas Swap	May 2016	80,768	60,000	(20,768)
8	Henry Hub Natural Gas Swap	Jun. 2016	80,768	60,660	(20,108)
8	Henry Hub Natural Gas Swap	Jul. 2016	80,768	61,420	(19,348)
8	Henry Hub Natural Gas Swap	Aug. 2016	80,768	61,580	(19,188)
8	Henry Hub Natural Gas Swap	Sep. 2016	80,768	61,380	(19,388)
8	Henry Hub Natural Gas Swap	Oct. 2016	80,768	61,940	(18,828)
8	Henry Hub Natural Gas Swap	Nov. 2016	80,768	63,440	(17,328)
8	Henry Hub Natural Gas Swap	Dec. 2016	80,768	67,040	(13,728)
1	Henry Hub Natural Gas Swap	Jan. 2019	12,242	9,413	(2,829)
1	Henry Hub Natural Gas Swap	Feb. 2019	12,192	9,357	(2,835)
1	Henry Hub Natural Gas Swap	Mar. 2019	12,042	9,200	(2,842)
1	Henry Hub Natural Gas Swap	Apr. 2019	11,392	8,413	(2,979)
1	Henry Hub Natural Gas Swap	May 2019	11,428	8,407	(3,021)
1	Henry Hub Natural Gas Swap	Jun. 2019	11,482	8,490	(2,992)
1	Henry Hub Natural Gas Swap	Jul. 2019	11,552	8,575	(2,977)
1	Henry Hub Natural Gas Swap	Aug. 2019	11,608	8,617	(2,991)
1	Henry Hub Natural Gas Swap	Sep. 2019	11,622	8,597	(3,025)
1	Henry Hub Natural Gas Swap	Oct. 2019	11,705	8,655	(3,050)
1	Henry Hub Natural Gas Swap	Nov. 2019	11,950	8,860	(3,090)
1	Henry Hub Natural Gas Swap	Dec. 2019	12,428	9,310	(3,118)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Apr. 2015	2,750	5,870	3,120
2	LLS (Argus) vs. WTI Spread Calendar Swap	May 2015	5,800	9,420	3,620
2	LLS (Argus) vs. WTI Spread Calendar Swap	Jun. 2015	5,800	7,680	1,880
2	LLS (Argus) vs. WTI Spread Calendar Swap	Jul. 2015	5,500	6,520	1,020
2	LLS (Argus) vs. WTI Spread Calendar Swap	Aug. 2015	5,500	6,180	680
2	LLS (Argus) vs. WTI Spread Calendar Swap	Sep. 2015	5,500	5,860	360
4	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2015	10,950	11,280	330
4	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2015	10,950	10,960	10
4	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2015	10,950	10,840	(110)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Jan. 2016	2,100	2,620	520
1	LLS (Argus) vs. WTI Spread Calendar Swap	Feb. 2016	2,100	2,590	490
1	LLS (Argus) vs. WTI Spread Calendar Swap	Mar. 2016	2,100	2,570	470
1	LLS (Argus) vs. WTI Spread Calendar Swap	Apr. 2016	2,100	2,550	450
1	LLS (Argus) vs. WTI Spread Calendar Swap	May 2016	2,100	2,540	440
1	LLS (Argus) vs. WTI Spread Calendar Swap	Jun. 2016	2,100	2,520	420

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Commodity futures contracts open at March 31, 2015 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Jul. 2016	$2,100	$2,490	$390
1	LLS (Argus) vs. WTI Spread Calendar Swap	Aug. 2016	2,100	2,480	380
1	LLS (Argus) vs. WTI Spread Calendar Swap	Sep. 2016	2,100	2,480	380
1	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2016	2,100	2,470	370
1	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2016	2,100	2,450	350
1	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2016	2,100	2,440	340
12	LME Copper	Jul. 2015	1,836,885	1,811,550	(25,335)
4	LME Nickel	Jul. 2015	328,728	297,600	(31,128)
5	Low Sulphur Gas Oil	Jul. 2015	257,873	264,125	6,252
12	Low Sulphur Gas Oil	Dec. 2015	678,074	664,200	(13,874)
26	Mill Wheat	May 2015	262,078	262,091	13
56	Mill Wheat	Dec. 2015	581,224	570,525	(10,699)
59	Natural Gas	Oct. 2015	1,789,844	1,660,260	(129,584)
15	Natural Gas	Mar. 2016	500,767	469,350	(31,417)
27	No. 2 Soft Red Winter Wheat	Dec. 2015	760,685	725,288	(35,397)
4	NY Harbor ULSD	Jul. 2015	300,504	290,842	(9,662)
22	NY Harbor ULSD	Dec. 2015	1,814,098	1,689,626	(124,472)
12	Platinun Options	Jul. 2015	681,779	686,040	4,261
2	RBOB Calendar Swap	Jul. 2015	174,132	145,228	(28,904)
2	RBOB Calendar Swap	Aug. 2015	174,132	143,363	(30,769)
2	RBOB Calendar Swap	Sep. 2015	174,132	131,662	(42,470)
11	Red Spring Wheat	May 2015	317,293	316,800	(493)
3	Red Spring Wheat	Jul. 2015	97,452	87,075	(10,377)
20	Soybean	May 2015	976,765	973,250	(3,515)
13	Soybean	Nov. 2015	655,422	620,913	(34,509)
17	Soybean	Mar. 2016	807,957	817,913	9,956
53	WTI Crude	Jun. 2016	4,053,724	3,057,040	(996,684)
18	WTI Crude	Sep. 2016	1,068,101	1,055,880	(12,221)
22	WTI Crude	Dec. 2017	1,418,579	1,368,180	(50,399)
48	WTI Light Sweet Crude Oil	Jun. 2016	2,899,346	2,768,640	(130,706)

					(2,142,332)

Short Positions:
2	Brent Crude	Jun. 2015	114,516	112,420	2,096
82	Brent Crude	Dec. 2015	5,071,779	4,988,880	82,899
18	Brent Crude	Sep. 2016	1,167,127	1,169,100	(1,973)
8	Brent Crude	Dec. 2016	565,172	528,480	36,692
8	Brent Crude	Dec. 2018	606,277	568,800	37,477
4	Coffee ’C’	Jul. 2015	207,910	204,150	3,760
43	Corn	Jul. 2015	849,445	826,137	23,308
19	Corn	Dec. 2015	397,346	380,713	16,633
1	EIA Flat Tax On-Highway Diesel Swap	Apr. 2015	115,920	119,028	(3,108)
1	EIA Flat Tax On-Highway Diesel Swap	May 2015	115,920	119,087	(3,167)
1	EIA Flat Tax On-Highway Diesel Swap	Jun. 2015	115,920	119,708	(3,788)
1	EIA Flat Tax On-Highway Diesel Swap	Jul. 2015	115,920	120,443	(4,523)
1	EIA Flat Tax On-Highway Diesel Swap	Aug. 2015	115,920	121,338	(5,418)
1	EIA Flat Tax On-Highway Diesel Swap	Sep. 2015	115,920	122,258	(6,338)
1	EIA Flat Tax On-Highway Diesel Swap	Oct. 2015	115,920	122,401	(6,481)
1	EIA Flat Tax On-Highway Diesel Swap	Nov. 2015	115,920	121,775	(5,855)
1	EIA Flat Tax On-Highway Diesel Swap	Dec. 2015	115,920	120,800	(4,880)
6	Gasoline RBOB	Dec. 2015	389,213	384,502	4,711
6	Gold 100 OZ	Jun. 2015	711,360	709,920	1,440
25	LME PRI Aluminum	Jul. 2015	1,112,688	1,118,594	(5,906)
12	Low Sulphur Gas Oil	Jun. 2015	652,530	630,000	22,530
16	Natural Gas	May 2015	450,756	422,400	28,356
3	Natural Gas	Jul. 2015	87,878	82,530	5,348
70	Natural Gas	Aug. 2015	2,043,200	1,947,400	95,800
4	Natural Gas	Jan. 2016	130,800	127,520	3,280
21	No. 2 Soft Red Winter Wheat	May 2015	548,577	537,338	11,239

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Commodity futures contracts open at March 31, 2015 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Short Positions (cont’d.)
67	No. 2 Soft Red Winter Wheat	Jul. 2015	$1,841,041	$1,721,900	$119,141
16	NY Harbor ULSD	Jun. 2015	1,241,053	1,153,421	87,632
2	NY Harbor ULSD	Jul. 2015	192,843	146,891	45,952
2	NY Harbor ULSD	Aug. 2015	192,843	148,680	44,163
2	NY Harbor ULSD	Sep. 2015	192,843	150,520	42,323
3	Silver	Jul. 2015	230,687	249,600	(18,913)
16	Soybean	Jul. 2015	837,904	782,200	55,704
22	Soybean Meal	May 2015	706,600	718,960	(12,360)
11	Soybean Meal	Dec. 2015	361,017	350,570	10,447
18	Soybean Oil	May 2015	343,375	328,212	15,163
9	Soybean Oil	Dec. 2015	165,867	166,320	(453)
1	Sugar #11 (World)	May 2015	13,389	13,362	27
66	Sugar #11 (World)	Jul. 2015	1,007,347	891,475	115,872
13	WTI Crude	Jul. 2015	692,854	660,140	32,714
38	WTI Crude	Sep. 2015	2,133,551	2,002,220	131,331
29	WTI Crude	Dec. 2015	1,680,849	1,591,230	89,619
15	WTI Crude	Dec. 2016	929,192	895,650	33,542
11	WTI Crude	Dec. 2018	726,081	698,390	27,691
63	WTI Light Sweet Crude Oil	Sep. 2015	3,414,154	3,319,470	94,684

					1,238,411

					$(903,921)

(1)	Cash of $405,000 and $3,841,000 has been segregated by Citigroup Global Markets and Morgan Stanley, respectively and U.S. Treasury Securities with market values of $1,239,985 and $22,745,896 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively to cover requirements for open futures contracts as of March 31, 2015.

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/02/15	BNP Paribas	AUD	1,311	$1,019,400	$998,401	$(20,999)
Expiring 04/02/15	Citigroup Global Markets	AUD	7,620	6,004,378	5,802,883	(201,495)
Expiring 04/02/15	Citigroup Global Markets	AUD	5,985	4,543,768	4,557,914	14,146
Brazilian Real,
Expiring 04/02/15	BNP Paribas	BRL	72,333	22,547,719	22,651,918	104,199
Expiring 04/02/15	BNP Paribas	BRL	6,001	1,921,859	1,879,342	(42,517)
Expiring 04/02/15	BNP Paribas	BRL	2,753	840,000	862,164	22,164
Expiring 04/02/15	Citigroup Global Markets	BRL	11,266	3,511,845	3,528,074	16,229
Expiring 04/02/15	Credit Suisse First Boston Corp.	BRL	7,420	2,379,745	2,323,745	(56,000)
Expiring 04/02/15	Deutsche Bank AG	BRL	1,446	451,000	452,943	1,943
Expiring 04/02/15	Deutsche Bank AG	BRL	147	45,000	45,870	870
Expiring 04/02/15	Goldman Sachs & Co.	BRL	4,054	1,412,055	1,269,481	(142,574)
Expiring 04/02/15	Goldman Sachs & Co.	BRL	400	125,000	125,382	382
Expiring 04/02/15	Hong Kong & Shanghai Bank	BRL	1,184	403,000	370,787	(32,213)
Expiring 04/02/15	JPMorgan Chase	BRL	122,815	38,200,630	38,460,906	260,276
Expiring 04/02/15	JPMorgan Chase	BRL	12,106	4,010,000	3,791,189	(218,811)
Expiring 04/02/15	JPMorgan Chase	BRL	4,190	1,440,000	1,312,271	(127,729)
Expiring 04/02/15	JPMorgan Chase	BRL	3,333	1,067,210	1,043,768	(23,442)
Expiring 04/02/15	UBS AG	BRL	12,676	4,400,000	3,969,757	(430,243)
Expiring 04/06/15	Credit Suisse First Boston Corp.	BRL	18,914	6,072,000	5,916,945	(155,055)
Expiring 04/08/15	Goldman Sachs & Co.	BRL	14,339	4,593,000	4,483,395	(109,605)
Expiring 05/05/15	Citigroup Global Markets	BRL	18,914	5,728,822	5,870,201	141,379
Expiring 05/05/15	Credit Suisse First Boston Corp.	BRL	1,827	568,000	566,928	(1,072)
Expiring 05/05/15	Credit Suisse First Boston Corp.	BRL	752	232,000	233,290	1,290
Expiring 05/05/15	Deutsche Bank AG	BRL	14,339	4,309,345	4,450,333	140,988
Expiring 05/05/15	JPMorgan Chase	BRL	33,180	10,234,278	10,297,539	63,261

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 04/02/15	Goldman Sachs & Co.	GBP	32,781	$48,683,915	$48,626,455	$(57,460)
Expiring 04/02/15	Goldman Sachs & Co.	GBP	17,326	25,731,293	25,700,923	(30,370)
Expiring 04/02/15	Goldman Sachs & Co.	GBP	3,504	5,231,243	5,197,739	(33,504)
Expiring 04/28/15	BNP Paribas	GBP	150	225,150	222,466	(2,684)
Expiring 04/28/15	Citigroup Global Markets	GBP	4,212	6,420,136	6,246,499	(173,637)
Canadian Dollar,
Expiring 04/02/15	Citigroup Global Markets	CAD	1,397	1,103,279	1,102,969	(310)
Expiring 04/02/15	Goldman Sachs & Co.	CAD	24,633	19,682,781	19,448,421	(234,360)
Expiring 04/02/15	JPMorgan Chase	CAD	1,271	1,018,487	1,003,489	(14,998)
Expiring 04/16/15	Citigroup Global Markets	CAD	382	299,100	301,535	2,435
Chinese Yuan,
Expiring 09/08/15	Barclays Capital Group	CNY	2,210	360,000	350,821	(9,179)
Expiring 09/08/15	Barclays Capital Group	CNY	762	125,966	120,925	(5,041)
Expiring 09/08/15	Citigroup Global Markets	CNY	7,911	1,311,248	1,255,651	(55,597)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,520	581,818	558,672	(23,146)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,472	239,000	233,665	(5,335)
Expiring 09/08/15	Morgan Stanley	CNY	1,046	170,000	165,935	(4,065)
Expiring 09/08/15	Morgan Stanley	CNY	739	120,000	117,226	(2,774)
Euro,
Expiring 04/02/15	Barclays Capital Group	EUR	1,530	1,708,431	1,645,172	(63,259)
Expiring 04/02/15	Barclays Capital Group	EUR	759	844,902	816,134	(28,768)
Expiring 04/02/15	BNP Paribas	EUR	22,240	24,974,208	23,914,133	(1,060,075)
Expiring 04/02/15	BNP Paribas	EUR	1,337	1,478,294	1,437,644	(40,650)
Expiring 04/02/15	BNP Paribas	EUR	380	403,800	408,605	4,805
Expiring 04/02/15	Citigroup Global Markets	EUR	446	484,749	479,573	(5,176)
Expiring 04/02/15	Deutsche Bank AG	EUR	6,546	7,430,489	7,038,755	(391,734)
Expiring 04/02/15	Deutsche Bank AG	EUR	1,507	1,692,233	1,620,441	(71,792)
Expiring 04/02/15	Hong Kong & Shanghai Bank	EUR	5,097	5,596,216	5,480,496	(115,720)
Expiring 04/02/15	JPMorgan Chase	EUR	3,695	3,921,199	3,973,144	51,945
Expiring 04/02/15	UBS AG	EUR	244,005	268,088,346	262,372,712	(5,715,634)
Expiring 04/02/15	UBS AG	EUR	86,007	94,496,082	92,481,429	(2,014,653)
Expiring 05/06/15	UBS AG	EUR	3,799	4,079,974	4,086,894	6,920
Expiring 05/06/15	UBS AG	EUR	393	422,066	422,782	716
Indian Rupee,
Expiring 04/13/15	Barclays Capital Group	INR	12,681	203,429	202,060	(1,369)
Expiring 04/13/15	Citigroup Global Markets	INR	11,863	191,032	189,029	(2,003)
Expiring 04/13/15	JPMorgan Chase	INR	905,391	14,213,362	14,426,494	213,132
Expiring 04/13/15	JPMorgan Chase	INR	898,732	14,108,822	14,320,387	211,565
Expiring 05/18/15	Goldman Sachs & Co.	INR	229,781	3,646,162	3,632,860	(13,302)
Expiring 06/26/15	UBS AG	INR	898,732	14,138,787	14,094,274	(44,513)
Expiring 06/26/15	UBS AG	INR	412,175	6,484,311	6,463,897	(20,414)
Israeli Shekel,
Expiring 04/14/15	Goldman Sachs & Co.	ILS	25,318	6,421,070	6,362,399	(58,671)
Japanese Yen,
Expiring 04/02/15	BNP Paribas	JPY	130,100	1,071,755	1,084,789	13,034
Expiring 04/02/15	Citigroup Global Markets	JPY	865,300	7,215,709	7,214,972	(737)
Expiring 04/02/15	Citigroup Global Markets	JPY	224,800	1,883,184	1,874,409	(8,775)
Expiring 04/02/15	Credit Suisse First Boston Corp.	JPY	6,145,421	51,386,343	51,241,236	(145,107)
Expiring 04/02/15	Credit Suisse First Boston Corp.	JPY	1,320,600	11,042,498	11,011,316	(31,182)
Expiring 04/02/15	Deutsche Bank AG	JPY	255,851	2,143,848	2,133,311	(10,537)
Expiring 04/02/15	Deutsche Bank AG	JPY	11	89	89	—
Expiring 05/08/15	UBS AG	JPY	319,500	2,666,691	2,665,457	(1,234)
Malaysian Ringgit,
Expiring 04/13/15	Credit Suisse First Boston Corp.	MYR	85,834	23,783,278	23,147,302	(635,976)
Expiring 04/13/15	UBS AG	MYR	4,985	1,389,183	1,344,243	(44,940)
Mexican Peso,
Expiring 04/01/15	BNP Paribas	MXN	69,767	4,635,973	4,573,508	(62,465)
Expiring 04/22/15	Citigroup Global Markets	MXN	5,031	335,400	329,318	(6,082)
Expiring 05/05/15	Barclays Capital Group	MXN	19,608	1,300,231	1,282,387	(17,844)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 05/05/15	BNP Paribas	MXN	54,370	$3,626,843	$3,555,865	$(70,978)
Expiring 05/05/15	BNP Paribas	MXN	13,427	882,915	878,118	(4,797)
Expiring 05/05/15	Citigroup Global Markets	MXN	19,251	1,301,948	1,259,039	(42,909)
Expiring 05/05/15	Citigroup Global Markets	MXN	2,283	154,828	149,311	(5,517)
Expiring 05/05/15	Credit Suisse First Boston Corp.	MXN	20,501	1,353,621	1,340,790	(12,831)
Expiring 05/05/15	Credit Suisse First Boston Corp.	MXN	5,666	368,907	370,564	1,657
Expiring 05/05/15	Goldman Sachs & Co.	MXN	5,354	356,185	350,158	(6,027)
Expiring 05/05/15	Goldman Sachs & Co.	MXN	2,544	170,122	166,381	(3,741)
Expiring 05/05/15	Hong Kong & Shanghai Bank	MXN	1,702	109,000	111,287	2,287
Expiring 05/05/15	UBS AG	MXN	24,310	1,633,000	1,589,913	(43,087)
Expiring 05/05/15	UBS AG	MXN	2,638	175,580	172,529	(3,051)
Expiring 05/05/15	UBS AG	MXN	2,054	136,710	134,334	(2,376)
New Zealand Dollar,
Expiring 04/02/15	UBS AG	NZD	14,255	10,880,414	10,654,860	(225,554)
Expiring 04/02/15	UBS AG	NZD	6,959	5,311,596	5,201,485	(110,111)
Polish Zloty,
Expiring 07/30/15	JPMorgan Chase	PLN	8,526	2,270,341	2,240,867	(29,474)
South African Rand,
Expiring 04/20/15	Goldman Sachs & Co.	ZAR	3,359	286,100	275,965	(10,135)
Expiring 04/30/15	Deutsche Bank AG	ZAR	7,294	613,000	598,239	(14,761)
Swedish Krona,
Expiring 08/12/15	Hong Kong & Shanghai Bank	SEK	103,560	12,368,444	12,053,646	(314,798)

				$863,245,170	$850,793,819	(12,451,351)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/02/15	Citigroup Global Markets	AUD	13,605	$10,567,419	$10,360,798	$206,621
Expiring 05/06/15	Citigroup Global Markets	AUD	7,620	5,992,369	5,791,089	201,280
Brazilian Real,
Expiring 04/02/15	BNP Paribas	BRL	4,154	1,295,010	1,300,995	(5,985)
Expiring 04/02/15	BNP Paribas	BRL	1,446	451,000	452,731	(1,731)
Expiring 04/02/15	BNP Paribas	BRL	401	125,000	125,617	(617)
Expiring 04/02/15	Citigroup Global Markets	BRL	11,266	4,589,937	3,528,075	1,061,862
Expiring 04/02/15	Credit Suisse First Boston Corp.	BRL	7,420	2,313,056	2,323,745	(10,689)
Expiring 04/02/15	Credit Suisse First Boston Corp.	BRL	2,747	840,000	860,191	(20,191)
Expiring 04/02/15	Deutsche Bank AG	BRL	1,446	450,859	452,943	(2,084)
Expiring 04/02/15	Hong Kong & Shanghai Bank	BRL	73,517	25,338,054	23,022,705	2,315,349
Expiring 04/02/15	JPMorgan Chase	BRL	70,178	21,875,811	21,976,905	(101,094)
Expiring 04/02/15	JPMorgan Chase	BRL	55,970	19,496,287	17,527,769	1,968,518
Expiring 04/02/15	JPMorgan Chase	BRL	33,180	10,320,226	10,390,542	(70,316)
Expiring 04/02/15	JPMorgan Chase	BRL	400	124,805	125,382	(577)
Expiring 04/06/15	Citigroup Global Markets	BRL	18,914	5,774,471	5,916,944	(142,473)
Expiring 04/08/15	Deutsche Bank AG	BRL	14,339	4,339,996	4,483,396	(143,400)
Expiring 05/05/15	BNP Paribas	BRL	2,515	783,000	780,574	2,426
Expiring 05/05/15	BNP Paribas	BRL	1,593	496,000	494,463	1,537
Expiring 05/05/15	BNP Paribas	BRL	990	304,000	307,342	(3,342)
Expiring 05/05/15	JPMorgan Chase	BRL	122,815	37,882,488	38,116,649	(234,161)
Expiring 07/02/15	Deutsche Bank AG	BRL	35,248	12,992,232	10,736,478	2,255,754
Expiring 10/02/15	Goldman Sachs & Co.	BRL	76,470	28,870,767	22,620,255	6,250,512
Expiring 10/02/15	JPMorgan Chase	BRL	2,500	817,657	739,510	78,147
Expiring 10/02/15	UBS AG	BRL	33,910	13,155,138	10,030,768	3,124,370
Expiring 01/05/16	JPMorgan Chase	BRL	61,000	20,477,357	17,589,540	2,887,817
Expiring 01/05/16	JPMorgan Chase	BRL	36,200	10,691,239	10,438,383	252,856
Expiring 04/04/16	JPMorgan Chase	BRL	14,021	4,400,000	3,967,664	432,336
Expiring 04/04/16	JPMorgan Chase	BRL	13,369	4,010,000	3,783,365	226,635
Expiring 04/04/16	JPMorgan Chase	BRL	4,633	1,440,000	1,310,937	129,063

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 04/02/15	Credit Suisse First Boston Corp.	GBP	544	$804,386	$806,955	$(2,569)
Expiring 04/02/15	Deutsche Bank AG	GBP	36,285	56,281,664	53,824,196	2,457,468
Expiring 04/02/15	Deutsche Bank AG	GBP	16,131	25,020,794	23,928,292	1,092,502
Expiring 04/02/15	Goldman Sachs & Co.	GBP	651	960,478	965,676	(5,198)
Expiring 04/28/15	Bank of America	GBP	129	197,800	191,031	6,769
Expiring 04/28/15	Citigroup Global Markets	GBP	131	198,400	194,723	3,677
Expiring 04/28/15	UBS AG	GBP	4,166	6,269,633	6,179,199	90,434
Expiring 05/06/15	Goldman Sachs & Co.	GBP	32,781	48,674,137	48,615,076	59,061
Expiring 05/06/15	Goldman Sachs & Co.	GBP	17,326	25,726,125	25,694,909	31,216
Canadian Dollar,
Expiring 04/02/15	BNP Paribas	CAD	25,012	20,012,162	19,747,652	264,510
Expiring 04/02/15	BNP Paribas	CAD	439	342,977	346,602	(3,625)
Expiring 04/02/15	Citigroup Global Markets	CAD	4,060	3,247,113	3,205,480	41,633
Expiring 04/02/15	Citigroup Global Markets	CAD	453	359,452	357,656	1,796
Expiring 05/06/15	Goldman Sachs & Co.	CAD	24,633	19,673,820	19,439,991	233,829
Chinese Yuan,
Expiring 04/16/15	Goldman Sachs & Co.	CNY	15,454	2,489,681	2,487,570	2,111
Danish Krone,
Expiring 10/01/15	Deutsche Bank AG	DKK	55,732	8,604,601	8,068,491	536,110
Expiring 10/01/15	UBS AG	DKK	29,103	4,460,914	4,213,330	247,584
Expiring 01/04/16	Deutsche Bank AG	DKK	136,669	21,198,852	19,855,709	1,343,143
Expiring 01/04/16	Deutsche Bank AG	DKK	86,493	13,343,567	12,565,980	777,587
Euro,
Expiring 04/02/15	BNP Paribas	EUR	5,291	5,638,047	5,689,284	(51,237)
Expiring 04/02/15	BNP Paribas	EUR	4,198	4,448,427	4,514,007	(65,580)
Expiring 04/02/15	BNP Paribas	EUR	1,775	1,941,641	1,908,615	33,026
Expiring 04/02/15	BNP Paribas	EUR	1,412	1,585,593	1,518,290	67,303
Expiring 04/02/15	BNP Paribas	EUR	703	748,956	755,919	(6,963)
Expiring 04/02/15	Citigroup Global Markets	EUR	8,788	9,551,521	9,449,524	101,997
Expiring 04/02/15	Citigroup Global Markets	EUR	8,429	9,134,636	9,063,499	71,137
Expiring 04/02/15	Citigroup Global Markets	EUR	3,544	3,895,223	3,810,777	84,446
Expiring 04/02/15	Deutsche Bank AG	EUR	83,145	94,562,602	89,403,989	5,158,613
Expiring 04/02/15	Goldman Sachs & Co.	EUR	225,019	255,917,977	241,957,048	13,960,929
Expiring 04/02/15	Goldman Sachs & Co.	EUR	636	671,987	683,875	(11,888)
Expiring 04/02/15	Hong Kong & Shanghai Bank	EUR	1,988	2,136,307	2,137,648	(1,341)
Expiring 04/02/15	JPMorgan Chase	EUR	3,974	4,217,279	4,273,146	(55,867)
Expiring 04/02/15	UBS AG	EUR	24,647	28,031,074	26,502,617	1,528,457
Expiring 04/28/15	Bank of America	EUR	177	197,800	190,290	7,510
Expiring 04/28/15	Citigroup Global Markets	EUR	2,088	2,354,584	2,246,114	108,470
Expiring 04/28/15	Hong Kong & Shanghai Bank	EUR	4,176	4,714,088	4,492,093	221,995
Expiring 05/06/15	BNP Paribas	EUR	1,529	1,688,216	1,644,870	43,346
Expiring 05/06/15	BNP Paribas	EUR	472	514,067	507,769	6,298
Expiring 05/06/15	Deutsche Bank AG	EUR	1,402	1,521,038	1,508,245	12,793
Expiring 05/06/15	Hong Kong & Shanghai Bank	EUR	5,097	5,598,688	5,483,074	115,614
Expiring 05/06/15	UBS AG	EUR	244,005	268,206,688	262,496,114	5,710,574
Expiring 05/06/15	UBS AG	EUR	86,007	94,537,795	92,524,925	2,012,870
Hungarian Forint,
Expiring 04/30/15	JPMorgan Chase	HUF	960,444	3,452,845	3,434,690	18,155
Indian Rupee,
Expiring 04/13/15	Goldman Sachs & Co.	INR	229,781	3,668,867	3,661,331	7,536
Expiring 04/13/15	UBS AG	INR	898,732	14,333,843	14,320,387	13,456
Expiring 04/13/15	UBS AG	INR	412,175	6,573,768	6,567,597	6,171
Expiring 06/26/15	Goldman Sachs & Co.	INR	723,352	11,440,015	11,343,898	96,117
Israeli Shekel,
Expiring 04/14/15	BNP Paribas	ILS	894	224,458	224,659	(201)
Expiring 04/14/15	Deutsche Bank AG	ILS	436	111,000	109,659	1,341
Expiring 04/14/15	Goldman Sachs & Co.	ILS	14,041	3,537,000	3,528,503	8,497
Expiring 04/14/15	Goldman Sachs & Co.	ILS	9,582	2,444,000	2,407,807	36,193
Expiring 04/14/15	Goldman Sachs & Co.	ILS	365	93,000	91,772	1,228

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Israeli Shekel (cont’d.),
Expiring 06/11/15	Barclays Capital Group	ILS	55,760	$13,983,720	$14,014,436	$(30,716)
Expiring 06/11/15	Goldman Sachs & Co.	ILS	25,318	6,423,107	6,363,359	59,748
Japanese Yen,
Expiring 04/02/15	BNP Paribas	JPY	7,219,582	60,431,250	60,197,717	233,533
Expiring 04/02/15	BNP Paribas	JPY	983,000	8,228,165	8,196,368	31,797
Expiring 04/02/15	BNP Paribas	JPY	164,600	1,355,963	1,372,453	(16,490)
Expiring 04/02/15	Hong Kong & Shanghai Bank	JPY	401,900	3,310,820	3,351,089	(40,269)
Expiring 04/02/15	Hong Kong & Shanghai Bank	JPY	173,000	1,425,110	1,442,494	(17,384)
Expiring 05/08/15	Credit Suisse First Boston Corp.	JPY	6,145,421	51,408,137	51,268,726	139,411
Expiring 05/08/15	Credit Suisse First Boston Corp.	JPY	1,320,600	11,047,182	11,017,224	29,958
Malaysian Ringgit,
Expiring 04/13/15	Barclays Capital Group	MYR	73,169	20,010,758	19,731,991	278,767
Expiring 04/13/15	Barclays Capital Group	MYR	4,955	1,355,108	1,336,230	18,878
Expiring 04/13/15	JPMorgan Chase	MYR	12,888	3,463,000	3,475,460	(12,460)
Mexican Peso,
Expiring 04/01/15	Deutsche Bank AG	MXN	31,750	2,106,000	2,081,351	24,649
Expiring 04/01/15	Goldman Sachs & Co.	MXN	23,723	1,569,000	1,555,162	13,838
Expiring 04/01/15	JPMorgan Chase	MXN	14,293	925,000	936,995	(11,995)
Expiring 04/22/15	Citigroup Global Markets	MXN	3,003	199,400	196,558	2,842
Expiring 04/22/15	Credit Suisse First Boston Corp.	MXN	292,006	19,894,828	19,114,891	779,937
Expiring 04/22/15	Credit Suisse First Boston Corp.	MXN	197,464	13,453,517	12,926,099	527,418
Expiring 04/30/15	Deutsche Bank AG	MXN	36,652	2,452,000	2,397,938	54,062
Expiring 04/30/15	Deutsche Bank AG	MXN	14,506	971,000	949,064	21,936
Expiring 04/30/15	JPMorgan Chase	MXN	2,156	144,000	141,026	2,974
Expiring 05/05/15	Barclays Capital Group	MXN	5,188	346,898	339,301	7,597
Expiring 05/05/15	Barclays Capital Group	MXN	3,226	216,737	210,984	5,753
Expiring 05/05/15	BNP Paribas	MXN	69,767	4,625,216	4,562,831	62,385
Expiring 05/05/15	Citigroup Global Markets	MXN	13,629	907,674	891,353	16,321
Expiring 05/05/15	Citigroup Global Markets	MXN	10,159	677,000	664,398	12,602
Expiring 05/05/15	Citigroup Global Markets	MXN	9,243	617,130	604,504	12,626
Expiring 05/05/15	Citigroup Global Markets	MXN	8,334	557,317	545,054	12,263
Expiring 05/05/15	Citigroup Global Markets	MXN	8,235	550,000	538,596	11,404
Expiring 05/05/15	Citigroup Global Markets	MXN	8,229	527,886	538,187	(10,301)
Expiring 05/05/15	Citigroup Global Markets	MXN	6,589	434,172	430,928	3,244
Expiring 05/05/15	Citigroup Global Markets	MXN	5,092	339,000	333,000	6,000
Expiring 05/05/15	Citigroup Global Markets	MXN	4,996	333,369	326,745	6,624
Expiring 05/05/15	Citigroup Global Markets	MXN	2,703	180,000	176,771	3,229
Expiring 05/05/15	Credit Suisse First Boston Corp.	MXN	12,469	801,870	815,488	(13,618)
Expiring 05/05/15	Deutsche Bank AG	MXN	3,455	230,000	225,988	4,012
Expiring 05/05/15	Goldman Sachs & Co.	MXN	10,011	655,999	654,732	1,267
Expiring 05/05/15	Goldman Sachs & Co.	MXN	9,008	599,275	589,134	10,141
Expiring 05/05/15	Goldman Sachs & Co.	MXN	923	60,676	60,365	311
Expiring 05/05/15	Hong Kong & Shanghai Bank	MXN	8,719	585,761	570,233	15,528
Expiring 05/05/15	Hong Kong & Shanghai Bank	MXN	4,684	311,310	306,339	4,971
Expiring 05/05/15	JPMorgan Chase	MXN	2,996	198,866	195,942	2,924
Expiring 05/05/15	UBS AG	MXN	10,268	699,662	671,533	28,129
Expiring 05/14/15	Citigroup Global Markets	MXN	130,990	8,878,661	8,561,329	317,332
Expiring 05/28/15	Citigroup Global Markets	MXN	502,235	34,012,820	32,792,194	1,220,626
Expiring 06/09/15	Hong Kong & Shanghai Bank	MXN	300,794	19,495,381	19,624,631	(129,250)
New Zealand Dollar,
Expiring 04/02/15	UBS AG	NZD	14,255	10,700,502	10,654,860	45,642
Expiring 04/02/15	UBS AG	NZD	6,959	5,223,766	5,201,484	22,282
Expiring 05/06/15	UBS AG	NZD	14,255	10,844,805	10,617,925	226,880
Expiring 05/06/15	UBS AG	NZD	6,959	5,294,212	5,183,454	110,758
Expiring 05/06/15	UBS AG	NZD	1,450	1,108,780	1,080,041	28,739
South African Rand,
Expiring 04/20/15	Citigroup Global Markets	ZAR	2,343	199,400	192,492	6,908
Expiring 04/30/15	Barclays Capital Group	ZAR	15,198	1,298,266	1,246,485	51,781
Expiring 04/30/15	Barclays Capital Group	ZAR	3,561	304,220	292,086	12,134

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Swedish Krona,
Expiring 08/12/15	Citigroup Global Markets	SEK	1,065	$128,140	$123,958	$4,182
Expiring 08/12/15	Deutsche Bank AG	SEK	176,840	21,201,213	20,582,915	618,298
Swiss Franc,
Expiring 05/12/15	Deutsche Bank AG	CHF	110	119,269	113,389	5,880

				$1,713,196,082	$1,651,282,588	61,913,494

						$49,462,143

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	7,400	01/02/18	12.360%	Brazilian interbank lending rate(1)	$(27,722)	$(18,316)	$(9,406)	UBS AG
BRL	4,000	01/02/18	12.360%	Brazilian interbank lending rate(1)	(14,985)	(11,692)	(3,293)	Hong Kong & Shanghai Bank
BRL	99,300	01/04/21	11.500%	Brazilian interbank lending rate(1)	1,078,847	(10,713)	1,089,560	BNP Paribas
BRL	26,100	01/04/21	11.680%	Brazilian interbank lending rate(1)	(227,431)	(39,648)	(187,783)	Bank of America
BRL	24,800	01/04/21	11.500%	Brazilian interbank lending rate(1)	269,440	(23,064)	292,504	Credit Suisse First Boston Corp.
BRL	16,600	01/04/21	11.680%	Brazilian interbank lending rate(1)	(144,650)	(9,844)	(134,806)	Deutsche Bank AG
EUR	900	12/15/18	0.700%	6 month LIBOR(2)	(1,421)	(908)	(513)	JPMorgan Chase
EUR	2,300	10/15/19	0.900%	6 month LIBOR(1)	(12,589)	(5,337)	(7,252)	Goldman Sachs & Co.
EUR	1,000	10/15/19	1.000%	6 month LIBOR(1)	(11,026)	232	(11,258)	BNP Paribas
EUR	3,200	11/15/19	0.900%	6 month LIBOR(1)	(14,548)	4,147	(18,695)	Goldman Sachs & Co.
EUR	1,400	12/10/19	0.750%	6 month LIBOR(1)	4,103	896	3,207	Bank of America
GBP	1,100	12/10/24	3.125%	6 month LIBOR(1)	55,346	1,450	53,896	Goldman Sachs & Co.
GBP	2,600	01/12/25	2.945%	6 month LIBOR(1)	35,632	—	35,632	Citigroup Global Markets
GBP	1,200	01/12/25	2.945%	6 month LIBOR(1)	16,445	—	16,445	UBS AG
GBP	7,070	01/14/30	3.140%	6 month LIBOR(1)	79,542	—	79,542	Goldman Sachs & Co.
GBP	4,470	01/14/30	3.140%	6 month LIBOR(1)	50,290	—	50,290	Goldman Sachs & Co.
GBP	1,300	09/23/44	3.528%	6 month LIBOR(1)	192,163	(11,572)	203,735	Credit Suisse First Boston Corp.
GBP	2,200	10/15/44	3.500%	6 month LIBOR(1)	284,389	3,430	280,959	Bank of America
GBP	500	10/15/44	3.500%	6 month LIBOR(1)	64,634	(16,968)	81,602	Citigroup Global Markets
GBP	400	10/15/44	3.500%	6 month LIBOR(1)	51,707	3,281	48,426	Morgan Stanley
GBP	400	10/15/44	3.500%	6 month LIBOR(1)	51,707	(12,946)	64,653	Credit Suisse First Boston Corp.
GBP	300	11/15/44	3.550%	6 month LIBOR(1)	47,504	78	47,426	Credit Suisse First Boston Corp.
GBP	100	12/11/44	3.550%	6 month LIBOR(1)	15,563	(206)	15,769	Bank of America
GBP	100	12/11/44	3.550%	6 month LIBOR(1)	15,563	696	14,867	BNP Paribas
GBP	500	12/15/44	3.530%	6 month LIBOR(1)	70,938	3,404	67,534	JPMorgan Chase
GBP	1,700	01/12/45	3.328%	6 month LIBOR(1)	(2,422)	20,574	(22,996)	Bank of America
GBP	200	01/12/45	3.328%	6 month LIBOR(1)	(285)	2,388	(2,673)	Bank of America
MXN	17,200	04/27/34	7.150%	28 day Mexican interbank rate(1)	77,080	(124)	77,204	Goldman Sachs & Co.
	73,740	04/20/15	2.690%	6 month LIBOR(2)	14,502	—	14,502	JPMorgan Chase
	73,740	04/20/15	2.060%	6 month LIBOR(1)	(8,490)	—	(8,490)	JPMorgan Chase
	54,250	04/23/15	2.675%	6 month LIBOR(2)	1,772	—	1,772	Citigroup Global Markets

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
54,250	04/23/15	2.040%	6 month LIBOR(1)	$5,986	$—	$5,986	Citigroup Global Markets
40,000	04/27/15	2.750%	6 month LIBOR(2)	30,560	—	30,560	Citigroup Global Markets
40,000	04/27/15	2.100%	6 month LIBOR(1)	(18,227)	—	(18,227)	Citigroup Global Markets
2,200	12/19/15	1.728%	CPI Urban Consumers(1)	(46,727)	110	(46,837)	Deutsche Bank AG
13,100	04/15/16	1.730%	CPI Urban Consumers(2)	(362,531)	(11,934)	(350,597)	Goldman Sachs & Co.
3,400	10/23/16	1.935%	CPI Urban Consumers(2)	(104,348)	(10,030)	(94,318)	Royal Bank of Scotland Group PLC
9,000	11/05/16	1.860%	CPI Urban Consumers(2)	(256,253)	—	(256,253)	Deutsche Bank AG
6,800	11/29/16	1.825%	CPI Urban Consumers(2)	(186,971)	(3,554)	(183,417)	Deutsche Bank AG
3,500	11/29/16	1.845%	CPI Urban Consumers(2)	(98,388)	—	(98,388)	Deutsche Bank AG
3,400	11/29/16	1.825%	CPI Urban Consumers(2)	(93,486)	(1,023)	(92,463)	BNP Paribas
2,300	02/12/17	2.415%	CPI Urban Consumers(2)	(126,684)	—	(126,684)	Goldman Sachs & Co.
9,300	07/15/17	2.250%	CPI Urban Consumers(2)	(527,925)	19,486	(547,411)	Royal Bank of Scotland Group PLC
12,700	04/15/18	2.033%	CPI Urban Consumers(1)	(537,774)	—	(537,774)	Goldman Sachs & Co.
1,700	10/01/18	2.175%	CPI Urban Consumers(2)	(76,790)	(1,059)	(75,731)	Goldman Sachs & Co.
2,000	11/01/18	2.173%	CPI Urban Consumers(2)	(90,066)	—	(90,066)	Deutsche Bank AG
800	03/04/19	1.725%	3 month LIBOR(2)	(7,137)	—	(7,137)	Deutsche Bank AG
11,000	07/15/22	2.500%	CPI Urban Consumers(1)	(1,046,390)	129,739	(1,176,129)	BNP Paribas
2,200	07/15/22	2.500%	CPI Urban Consumers(1)	(209,278)	39,860	(249,138)	Deutsche Bank AG

				$(1,740,831)	$40,833	$(1,781,664)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
57,300	12/17/16	0.750%	3 month LIBOR(1)	$182,294	$(126,479)	$(308,773)
49,100	01/15/17	0.786%	3 month LIBOR(2)	—	(98,998)	(98,998)
110,100	02/27/17	0.864%	3 month LIBOR(2)	—	(235,559)	(235,559)
29,730	03/11/17	0.966%	3 month LIBOR(2)	—	(113,503)	(113,503)
39,500	03/18/17	1.250%	3 month LIBOR(1)	(39,500)	(370,499)	(330,999)
68,400	04/17/17	1.000%	3 month LIBOR(1)	51,984	(229,511)	(281,495)
173,700	06/17/17	1.250%	3 month LIBOR(1)	147,630	(1,079,080)	(1,226,710)
72,100	09/16/17	1.500%	3 month LIBOR(1)	(222,068)	(568,240)	(346,172)
32,000	02/23/19	1.540%	3 month LIBOR(2)	—	(301,459)	(301,459)
62,400	05/31/19	1.674%	3 month LIBOR(2)	—	(730,621)	(730,621)
10,320	03/11/20	1.824%	3 month LIBOR(2)	—	(157,686)	(157,686)
72,800	06/18/21	2.500%	3 month LIBOR(1)	(2,324,462)	(3,972,005)	(1,647,543)
15,300	12/31/21	1.850%	3 month LIBOR(2)	—	(22,287)	(22,287)
9,800	06/15/22	2.000%	3 month LIBOR(1)	(61,936)	(89,652)	(27,716)
36,100	06/20/23	3.000%	3 month LIBOR(1)	1,060,719	958,882	(101,837)
34,700	12/17/24	3.000%	3 month LIBOR(1)	(3,340,125)	(3,380,305)	(40,180)
27,500	06/17/25	2.750%	3 month LIBOR(1)	(1,342,741)	(1,687,238)	(344,497)
2,000	12/18/43	3.500%	3 month LIBOR(1)	75,720	(500,871)	(576,591)
2,300	06/18/44	3.750%	3 month LIBOR(1)	(179,769)	(710,769)	(531,000)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
AUD	2,000	01/13/30	3.258%	6 month LIBOR(1)	$—	$66,793	$66,793
CAD	4,800	09/18/17	1.250%	6 month LIBOR(1)	(24,431)	(25,017)	(586)
CAD	12,150	01/09/20	1.710%	People’s Republic of China(2)	—	(250,479)	(250,479)
EUR	5,300	03/18/20	0.500%	6 month Euribor(1)	(32,772)	73,014	105,786
EUR	800	08/04/24	1.054%	3 month LIBOR(2)	(64,569)	(70,542)	(5,973)
EUR	28,000	09/16/25	0.750%	6 month Euribor(1)	(339,460)	(458,987)	(119,527)
EUR	14,700	09/16/25	0.750%	6 month Euribor(1)	(178,216)	(240,968)	(62,752)
EUR	4,300	03/18/45	2.000%	6 month Euribor(1)	916,295	1,538,196	621,901
EUR	2,000	03/18/45	2.000%	6 month Euribor(1)	42,484	(716,411)	(758,895)
GBP	89,600	12/17/16	1.750%	6 month LIBOR(1)	(1,209,374)	(1,816,545)	(607,171)
GBP	26,200	06/17/17	1.250%	6 month LIBOR(1)	(123,156)	(245,330)	(122,174)
GBP	38,100	09/16/17	1.500%	6 month LIBOR(1)	(322,562)	(541,455)	(218,893)
GBP	36,800	09/16/17	1.500%	6 month LIBOR(1)	(363,286)	(522,980)	(159,694)
GBP	13,800	12/17/19	2.250%	6 month LIBOR(1)	(968,467)	(998,634)	(30,167)
GBP	2,700	01/08/25	1.325%	Euro 6 month LIBOR(2)	—	(13,670)	(13,670)
GBP	5,840	03/18/45	2.000%	6 month LIBOR(1)	(5,837)	(120,430)	(114,593)
JPY	120,000	09/18/23	1.000%	6 month LIBOR(1)	(46,163)	(44,173)	1,990
JPY	12,850,000	06/19/33	1.500%	6 month LIBOR(1)	9,036,856	8,631,742	(405,114)
JPY	320,000	03/03/35	1.149%	Japan Government(1)	—	(624)	(624)
JPY	940,000	06/17/35	1.250%	6 month LIBOR(1)	34,357	146,675	112,318
JPY	890,000	12/20/44	1.500%	6 month LIBOR(1)	70,132	331,936	261,804
MXN	363,500	09/01/16	4.300%	28 day Mexican interbank rate(1)	85,188	8,205	(76,983)
MXN	351,400	09/06/16	4.310%	28 day Mexican interbank rate(1)	5,727	7,256	1,529
MXN	471,200	02/03/17	4.035%	28 day Mexican interbank rate(1)	113,643	76,371	(37,272)
MXN	102,100	02/09/18	4.630%	28 day Mexican interbank rate(1)	3,511	(8,385)	(11,896)
MXN	52,100	02/06/20	5.310%	Mexican 3 month LIBOR(1)	(509)	(797)	(288)
MXN	222,700	07/07/21	5.610%	28 day Mexican interbank rate(1)	239,883	19,730	(220,153)
MXN	24,700	07/07/21	5.630%	28 day Mexican interbank rate(1)	1,053	4,013	2,960
MXN	3,300	11/09/21	5.660%	28 day Mexican interbank rate(1)	—	385	385
MXN	8,700	11/11/21	5.560%	28 day Mexican interbank rate(1)	13,446	(2,490)	(15,936)
MXN	111,100	11/17/21	5.430%	28 day Mexican interbank rate(1)	(54,695)	(94,870)	(40,175)
MXN	21,100	12/06/21	5.750%	28 day Mexican interbank rate(1)	(10,295)	6,821	17,116
MXN	129,900	12/27/24	5.795%	Mexican 3 month LIBOR(1)	14,649	(137,104)	(151,753)
MXN	41,300	09/20/29	6.710%	28 day Mexican interbank rate(1)	88,366	113,012	24,646
MXN	18,000	05/19/34	6.985%	28 day Mexican interbank rate(1)	45,951	68,629	22,678
SEK	98,400	03/18/25	1.000%	6 month Euribor(1)	(29,952)	28,509	58,461
ZAR	30,000	01/08/25	7.540%	3 month JIBAR(1)	—	(19,620)	(19,620)
ZAR	4,000	01/12/25	7.430%	3 month JIBAR(1)	—	(5,234)	(5,234)
ZAR	37,600	01/13/25	7.440%	3 month JIBAR(1)	19,104	(47,207)	(66,311)

					$964,647	$(8,676,545)	$(9,641,192)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at March 31, 2015	Value at Trade Date	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CMBX.NA.8.AAA	10/17/57	0.500%	$14,000	$(595,081)	$(498,456)	$96,625
CMBX.NA.8.AAA	10/17/57	0.500%	10,000	(375,253)	(356,040)	19,213

				$(970,334)	$(854,496)	$115,838

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at March 31, 2015 (Unaudited)(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Federal Republic of Brazil	03/20/16	1.000%		1,900	1.152%	$(2,987)	$(3,630)	$643	Deutsche Bank AG
Federal Republic of Brazil	12/20/18	1.000%		8,200	2.437%	(414,747)	(295,492)	(119,255)	Morgan Stanley
Federal Republic of Brazil	12/20/18	1.000%		8,000	2.437%	(404,631)	(308,239)	(96,392)	JPMorgan Chase
Federal Republic of Brazil	12/20/18	1.000%		7,100	2.437%	(359,110)	(232,794)	(126,316)	Citigroup Global Markets
Federal Republic of Brazil	12/20/18	1.000%		2,600	2.437%	(131,505)	(84,156)	(47,349)	Goldman Sachs & Co.
Federal Republic of Brazil	12/20/18	1.000%		500	2.437%	(25,289)	(14,306)	(10,983)	BNP Paribas
Federal Republic of Brazil	12/20/18	1.000%		200	2.437%	(10,116)	(9,512)	(604)	Bank of America
Federal Republic of Brazil	12/20/18	1.000%		200	2.437%	(10,116)	(9,593)	(523)	Deutsche Bank AG
Federal Republic of Brazil	12/20/18	1.000%		100	2.437%	(5,058)	(4,481)	(577)	Credit Suisse First Boston Corp.
Gazprom OAO Via Gaz Capital SA JPM	03/20/16	1.000%		900	4.188%	(33,440)	(69,528)	36,088	Goldman Sachs & Co.
Gazprom OAO Via Gaz Capital SA JPM	03/20/16	1.000%		400	4.188%	(14,865)	(31,451)	16,586	Morgan Stanley
Gazprom OAO Via Gaz Capital SA JPM	03/20/16	1.000%		300	4.188%	(11,147)	(22,440)	11,293	JPMorgan Chase
Gazprom OAO Via Gaz Capital SA JPM	03/20/16	1.000%		200	4.188%	(7,431)	(15,310)	7,879	Bank of America
Gazprom OAO Via Gaz Capital SA JPM	03/20/16	1.000%		100	4.188%	(3,716)	(6,717)	3,001	Goldman Sachs & Co.
Greece Govt.	06/20/15	1.000%	EUR	400	86.823%	(37,931)	(5,326)	(32,605)	Morgan Stanley
Italy Govt.	03/20/19	1.000%		3,000	0.831%	20,472	(55,224)	75,696	Barclays Capital Group
Italy Govt.	03/20/19	1.000%		2,800	0.831%	19,107	(48,601)	67,708	Deutsche Bank AG
Italy Govt.	03/20/19	1.000%		800	0.831%	5,459	(14,357)	19,816	Deutsche Bank AG
Italy Govt.	03/20/19	1.000%		800	0.831%	5,459	(15,096)	20,555	Hong Kong & Shanghai Bank
Petrobras International Finance Co.	03/20/20	1.000%		3,700	6.181%	(756,108)	(675,603)	(80,505)	Hong Kong & Shanghai Bank
Republic of China	03/20/19	1.000%		3,900	0.692%	50,384	10,275	40,109	Barclays Capital Group
Sberbank of Russia Via SB Capital SA	03/20/16	1.000%		200	4.632%	(7,982)	(11,129)	3,147	Goldman Sachs & Co.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at March 31, 2015 (Unaudited)(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Softbank Corp.	12/20/17	1.000%	JPY	120,000	0.970%	$1,945	$(89,134)	$91,079	Bank of America
Softbank Corp.	12/20/17	1.000%	JPY	32,000	0.970%	519	(24,497)	25,016	Citigroup Global Markets
Spain Govt.	03/20/19	1.000%		3,800	0.637%	52,705	(23,540)	76,245	Bank of America
Spain Govt.	03/20/19	1.000%		2,000	0.637%	27,740	(15,204)	42,944	Hong Kong & Shanghai Bank
United Mexican States	09/20/19	1.000%		5,500	1.129%	(27,564)	41,998	(69,562)	Citigroup Global Markets
United Mexican States	09/20/19	1.000%		4,000	1.129%	(20,046)	33,866	(53,912)	Hong Kong & Shanghai Bank

						$(2,099,999)	$(1,999,221)	$(100,778)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2015 (Unaudited)(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Cardinal Health, Inc.	06/20/17	0.580%	250	0.070%	$(2,900)	$—	$(2,900)	Goldman Sachs & Co.
Cytec Industries, Inc.	09/20/17	1.000%	900	0.338%	(14,892)	24,863	(39,755)	Citigroup Global Markets
Health Care REIT	06/20/15	2.930%	300	0.084%	(2,206)	—	(2,206)	Barclays Capital Group
Marsh & McLennan Cos. Inc.	09/20/15	0.990%	200	0.037%	(988)	—	(988)	Bank of America

					$(20,986)	$24,863	$(45,849)

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)		Fixed Rate	Value at Trade Date	Value at March 31, 2015(5)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices – Buy Protection(2):
CDX iTraxx MAIN23 5Y	06/20/20	EUR	24,300	1.000%	$(596,351)	$(590,776)	$5,575

Cash of $2,701,000 has been segregated by Goldman Sachs & Co. and Corporate Bonds with a market value of $695,093 have been segregated with Goldman Sachs & Co. and U.S. Treasury Securities with market values of $1,570,875 and $5,996,663 have been segregated with Citigroup Global Markets and Morgan Stanley, respectively, to cover requirements for open exchange-traded interest rate and credit default swap contracts at March 31, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at March 31, 2015:

								Upfront
	Notional		Notional					Premiums	Unrealized
	Amount		Amount			Termination	Fair	Paid	Appreciation
	(000)#	Fund Receives	(000)#	Fund Pays	Counterparty	Date	Value	(Received)	(Depreciation)
EUR	2,000	3 month LIBOR minus 10 bps	2,476	3 month LIBOR	Bank of America	06/17/20	$(300,093)	$504	$(300,597)
EUR	19,000	3 month LIBOR minus 10 bps	25,055	3 month LIBOR	BNP Paribas	06/17/20	(4,383,709)	(1,463,477)	(2,920,232)
EUR	11,000	3 month LIBOR minus 10 bps	14,505	3 month LIBOR	BNP Paribas	06/17/20	(2,537,937)	(797,235)	(1,740,702)
EUR	1,114	3 month LIBOR	960	3 month Euribor	Citigroup Global Markets	01/16/17	81,029	—	81,029
EUR	707	3 month LIBOR	EUR 12,913	3 month Euribor	Citigroup Global Markets	01/16/17	61,520	—	61,520
EUR	19,900	3 month LIBOR minus 10 bps	24,517	3 month LIBOR	Citigroup Global Markets	06/17/20	(2,866,526)	—	(2,866,526)
CHF	4,600	3 month LIBOR minus 23 bps	4,745	3 month LIBOR	Credit Suisse First Boston Corp.	06/17/17	2,675	2,937	(262)
EUR	13,200	3 month LIBOR minus 10 bps	16,357	3 month LIBOR	Deutsche Bank AG	06/17/20	(1,995,794)	—	(1,995,794)
EUR	11,700	3 month LIBOR minus 10 bps	14,485	3 month LIBOR	Goldman Sachs & Co.	06/17/20	(1,755,544)	2,949	(1,758,493)
CHF	12,500	3 month LIBOR minus 23 bps	12,913	3 month LIBOR	UBS AG	06/17/17	(12,707)	(114,719)	102,012

							$(13,707,086)	$(2,369,041)	$(11,338,045)

Total return swap agreements outstanding at March 31, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America	04/21/15	1	Pay $0.106 strike and receive variance based on spread between Euro and Canadian Dollar.	$1,170	$—	$1,170
Bank of America	04/16/15	3	Pay $0.12025 strike and receive variance based on spread between Euro and U.S. Dollar.	4,255	—	4,255
Bank of America	04/21/15	6	Pay $0.1245 strike and receive variance based on spread between Euro and U.S. Dollar.	8,702	—	8,702
Bank of America	12/31/15	1	Pay $2.55 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(672)	—	(672)
Bank of America	06/30/15	1	Pay $2.70 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	251	—	251

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America	06/30/15	—	Pay $2.85 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	$197	$—	$197
Bank of America	06/30/15	1	Pay $2.90 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	386	—	386
Bank of America	12/31/15	18	Pay $8.15 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	95,094	—	95,094
Bank of America	08/17/15	143	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	229,538	—	229,538
Bank of America	04/23/15	1	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +32bps.	187,725	—	187,725
Bank of America	07/31/15	13	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +35bps.	1,476,807	(620,048)	2,096,855
Bank of America	11/20/15	7	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +37bps.	1,011,567	—	1,011,567
BNP Paribas	08/03/15	284	Pay $0.030976 strike and receive variance based on GOLDLNPM.	1,186	—	1,186
BNP Paribas	08/03/15	197	Pay $0.064516 strike and receive variance based on SILVERLND.	(3,710)	—	(3,710)
BNP Paribas	03/31/16	3	Pay $1.92 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 1st Quarter 2016.	6	—	6
BNP Paribas	12/31/15	3	Pay $1.92 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 4th Quarter 2015.	10	—	10
BNP Paribas	03/31/16	3	Pay $1.94 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 1st Quarter 2016.	6	—	6
BNP Paribas	12/31/15	3	Pay $1.94 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 4th Quarter 2015.	7	—	7

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	03/31/16	6	Pay $2.10 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 1st Quarter 2016.	$189	$—	$189
BNP Paribas	03/31/16	3	Pay $2.10 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 1st Quarter 2016.	95	—	95
BNP Paribas	12/31/15	6	Pay $2.10 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 4th Quarter 2015.	486	—	486
BNP Paribas	12/31/15	3	Pay $2.10 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 4th Quarter 2015.	243	—	243
BNP Paribas	03/31/16	2	Pay $2.20 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 1st Quarter 2016.	(2)	—	(2)
BNP Paribas	12/31/15	2	Pay $2.20 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 4th Quarter 2015.	1	—	1
BNP Paribas	12/31/15	2	Pay $2.55 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	1,489	—	1,489
BNP Paribas	12/31/15	2	Pay $2.55 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	1,988	—	1,988
BNP Paribas	06/30/15	300	Pay $4.45 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 2nd Quarter 2015.	(616)	—	(616)
BNP Paribas	08/17/15	994	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	714,697	—	714,697
BNP Paribas	08/17/15	34	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	106,801	—	106,801

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	08/17/15	26	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	$40,803	$40,803	$—
Citigroup Global Markets	05/14/15	330	Pay $0.040804 strike and receive variance based on S&P GSCI Crude Oil.	(36,642)	—	(36,642)
Citigroup Global Markets	05/14/15	146	Pay $0.045796 strike and receive variance based on S&P GSCI Crude Oil.	(14,639)	—	(14,639)
Citigroup Global Markets	12/31/15	1	Pay $2.55 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	798	—	798
Citigroup Global Markets	06/30/15	1	Pay $2.70 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	—	—	—
Citigroup Global Markets	06/30/15	1	Pay $2.80 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	358	—	358
Citigroup Global Markets	08/17/15	334	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	572,907	—	572,907
Deutsche Bank AG	05/14/15	171	Pay $0.0324 strike and receive variance based on WTI Crude future.	(16,865)	—	(16,865)
Deutsche Bank AG	05/14/15	160	Pay $0.0324 strike and receive variance based on WTI Crude future.	(15,860)	—	(15,860)
Deutsche Bank AG	11/17/15	250	Pay $0.042025 strike and receive variance based on WTI Crude future.	(28,928)	—	(28,928)
Deutsche Bank AG	05/14/15	130	Pay $0.046225 strike and receive variance based on S&P GSCI Crude Oil.	(13,050)	—	(13,050)
Deutsche Bank AG	11/17/15	200	Pay $0.06375625 strike and receive variance based on S&P GSCI Crude Oil.	(30,210)	—	(30,210)
Goldman Sachs & Co.	06/20/15	135	Receive fixed payments based on the Iboxx US Dollar Liquid High Yield Index and pays variable payments based on 3 month LIBOR BBA	(197,388)	—	(197,388)
Goldman Sachs & Co.	03/24/20	717	Pay $0.032761 strike and receive variance based on GOLDLNPM.	317,979	—	317,979
Goldman Sachs & Co.	11/25/15	190	Pay $0.06125625 strike and receive variance based on GOLDLNPM.	5,669	—	5,669
Goldman Sachs & Co.	11/25/15	140	Pay $0.1089 strike and receive variance based on SILVERLND.	2,665	—	2,665
Goldman Sachs & Co.	03/31/16	3	Pay $1.94 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 1st Quarter 2016.	6	—	6

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	12/31/15	3	Pay $1.94 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 4th Quarter 2015.	$7	$—	$7
Goldman Sachs & Co.	03/31/16	300	Pay $2.10 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 1st Quarter 2016.	95	—	95
Goldman Sachs & Co.	12/31/15	300	Pay $2.10 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 4th Quarter 2015.	243	—	243
Goldman Sachs & Co.	03/31/16	1	Pay $2.15 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 1st Quarter 2016.	—	—	—
Goldman Sachs & Co.	12/31/15	1	Pay $2.15 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 4th Quarter 2015.	—	—	—
Goldman Sachs & Co.	06/30/15	1	Pay $2.55 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(363)	—	(363)
Goldman Sachs & Co.	12/31/15	2	Pay $2.55 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	1,931	—	1,931
Goldman Sachs & Co.	12/31/15	2	Pay $2.55 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(485)	—	(485)
Goldman Sachs & Co.	06/30/15	1	Pay $2.60 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(224)	—	(224)
Goldman Sachs & Co.	06/30/15	3	Pay $4.45 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 2nd Quarter 2015.	(5)	—	(5)
Goldman Sachs & Co.	03/31/16	—	Receive fixed rate payments on Dow Jones REIT Total Return Index rate and pay variable payments on the one month LIBOR-BBA +38bps.	(6,242)	—	(6,242)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total return swap agreements outstanding at March 31, 2015 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	04/23/15	6	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +32bps.	$883,410	$—	$883,410
Goldman Sachs & Co.	11/20/15	2	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +33.5bps.	259,580	—	259,580
JPMorgan Chase	01/12/44	5,489	Receive fixed payments based on the IOS.FN30.350.13 Index and pays variable payments based on one month LIBOR BBA	79,169	79,169	—
JPMorgan Chase	01/12/44	5,863	Receive fixed payments based on the IOS.FN30.400.13 Index and pays variable payments based on one month LIBOR BBA	(95,823)	(95,823)	—
JPMorgan Chase	08/17/15	26	Receive fixed payments on the JPMorgan NIC P Index and pay variable payments based on the U.S. Treasury Bill.	96,952	—	96,952
JPMorgan Chase	05/29/15	4	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +28bps.	596,769	—	596,769
JPMorgan Chase	05/29/15	1	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +30bps.	149,775	—	149,775
Morgan Stanley	09/18/15	276	Pay $0.032761 strike and receive variance based on GOLDLNPM.	772	—	772
Morgan Stanley	09/18/15	216	Pay $0.053824 strike and receive variance based on SILVERLND.	(7,303)	—	(7,303)
Morgan Stanley	04/21/16	910	Pay $0.05405625 strike and receive variance based on GOLDLNPM.	16,964	—	16,964
Morgan Stanley	04/21/16	700	Pay $0.09150625 strike and receive variance based on SILVERLND.	(4,744)	—	(4,744)
Morgan Stanley	04/21/15	2	Pay $0.108 strike and receive variance based on spread between Euro and Canadian Dollar.	1,703	—	1,703
Morgan Stanley	12/31/15	2	Pay $3.30 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	760	—	760

				$6,398,440	$(595,899)	$6,994,339

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Reverse Repurchase Agreement outstanding at March 31, 2015:

Broker	Interest Rate	Trade Date	Value at March 31, 2015	Maturity Date	Cost
Bank of Nova Scotia	0.25%	03/13/2015	$4,280,000	05/18/2015	$4,280,000
Merrill Lynch Co.	0.35%	03/18/2015	800,000	04/02/2015	800,000
Toronto Dominion	0.25%	03/11/2015	751,625	04/09/2015	751,625
Goldman Sachs & Co.	0.23%	01/30/2015	15,333,750	04/17/2015	15,333,750

			$21,165,375		$21,165,375

The aggregate values of Reverse Repurchase Agreements are $21,165,375. U.S. Treasury Securities, with a market value of $21,712,103 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of March 31, 2015. Reverse repurchase agreements are subject to contractual netting arrangements.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$255,371,909	$—	$—
Common Stocks	3,034,718,457	1,502,008,958	—
Exchange Traded Funds	880,474,643	—	—
Preferred Stock	44,280	—	—
Rights	25,499	—	—
Asset-Backed Securities
Collateralized Debt Obligations	—	3,238,853	—
Collateralized Loan Obligations	—	84,188,486	44,456,353
Non-Residential Mortgage-Backed Securities	—	9,755,298	3,491,005
Residential Mortgage-Backed Securities	—	69,254,987	4,966,500
Bank Loans	—	6,610,183	—
Commercial Mortgage-Backed Securities	—	44,146,192	2,690,167
Corporate Bonds	—	958,872,017	9,386,340
Foreign Government Bonds	—	523,376,317	—
Municipal Bonds	—	34,897,682	—
Residential Mortgage-Backed Securities	—	119,852,030	19,537,343
U.S. Government Agency Obligations	—	73,946,732	—
U.S. Treasury Obligations	—	904,218,458	—
Affiliated Money Market Mutual Fund	960,579,581	—	—
Foreign Treasury Obligations	—	102,721,604	—
Repurchase Agreements	384,500,000	—	—
Certificates of Deposit	—	43,862,698	—
Options Purchased	779,070	1,342,007	—
Short Sales – U.S. Government Agency Obligations	—	(69,002,127)	—
Options Written	(483,570)	(1,908,356)	—
Other Financial Instruments*
Financial Futures Contracts	3,270,185	—	—
Commodity Futures Contracts	(903,921)	—	—
Forward Foreign Currency Exchange Contracts	—	49,462,143	—
Reverse Repurchase Agreements	(21,165,375)	—	—
Over-the-counter interest rate swaps	—	(1,740,831)	—
Exchange-traded interest rate swaps	—	(9,641,192)	—
Over-the-counter credit default swaps	—	(2,120,985)	—
Exchange-traded credit default swaps	—	121,413	—
Total Return Swaps	—	6,397,669	771
Currency Swap Agreements	—	(13,707,086)	—

Total	$5,497,210,758	$4,440,153,150	$84,528,479

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Non-Residential Mortgage-Backed Securities	Asset-Backed Securities Residential Mortgage-Backed Securities	Commercial Mortgage-Backed Securities	Corporate Bonds	Residential Mortgage-Backed Securities	Total Return Swaps
Balance as of 12/31/14	$—	$3,513,720	$—	$952,979	$4,245,928	$2,094,016	—
Realized gain (loss)	—	—	—	(1,621)	—	6,562	—
Change in unrealized appreciation (depreciation)**	15,590	(22,740)	—	(110,185)	34,914	22,127	771
Purchases	44,440,763	—	4,966,500	—	5,270,114	18,778,152	—
Sales	—	—	—	—	—	—	—
Accrued discount/premium	—	25	—	(22,822)	(8,096)	(35,872)	—
Transfers into Level 3	—	—	—	1,871,816	—	—	—
Transfers out of Level 3	—	—	—	—	(156,521)	(1,327,642)	—

Balance as of 3/31/15	$44,456,353	$3,491,005	$4,966,500	$2,690,167	$9,386,340	$19,537,343	771

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

** Of which, $33,334 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2015	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Collateralized Loan Obligations	19,476,503	Pricing at Cost	Unadjusted purchase price
Asset-Backed Securities-Collateralized Loan Obligations	24,979,850	Market Approach	Single broker indicative quote
Asset-Backed Securities-Non-Residential Mortgage Backed Securities	3,491,005	Market Approach	Single broker indicative quote
Asset-Backed Securities-Residential Mortgage Backed Securities	4,966,500	Pricing at Cost	Unadjusted purchase price
Commercial Mortgage-Backed Securities	2,690,167	Model Pricing	Discretionary adjustment rate
Corporate Bonds	9,386,340	Market Approach	Single broker indicative quote
Residential Mortgage Backed Securities	18,774,819	Pricing at Cost	Unadjusted purchase price
Residential Mortgage Backed Securities	2,086,435	Market Approach	Single broker indicative quote
Total Return Swaps	771	Model Pricing	Discretionary adjustment rate

Investments in Securities	Amount Transferred	Level Transfer	Logic
Commercial
Mortgage-Backed
Securities	$1,871,816	L2 to L3	Unadjusted last model price to discretionary adjustment rate
Corporate Bonds	$156,521	L3 to L2	Single Broker to evaluated bid
Residential
Mortgage-Backed
Securities	$1,327,642	L3 to L2	Discretionary adjustment rate to evaluated bid

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value at 03/31/15
Credit contracts	$(1,999,579)
Equity contracts	4,993,180
Foreign exchange contracts	48,994,662
Interest rate contracts	(22,048,015)
Commodity contracts	954,668

Total	$30,894,916

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.1%
COMMON STOCKS — 87.9%
Brazil — 5.0%
AMBEV SA, ADR(a)	269,700	$1,553,472
Banco Bradesco SA, ADR	225,696	2,094,459
Banco do Brasil SA	142,300	1,025,935
BR Malls Participacoes SA	30,500	162,269
BRF SA	35,600	704,515
Centrais Eletricas Brasileiras SA	250,000	451,191
Cia Energetica de Minas Gerais, ADR	116,864	477,974
Estacio Participacoes SA	107,500	634,582
Fibria Celulose SA, ADR*	22,600	319,338
JBS SA	524,600	2,332,432
Porto Seguro SA	141,200	1,571,470
Qualicorp SA*	61,900	445,696
Tim Participacoes SA, ADR	19,300	319,994

		12,093,327

Chile — 1.6%
Banco de Chile	7,726,140	865,897
Banco de Credito e Inversiones	7,234	323,358
Banco Santander Chile, ADR	50,000	1,084,000
Enersis SA, ADR	79,400	1,291,044
ENTEL Chile SA	11,276	116,527
Latam Airlines Group SA, ADR*	12,400	99,944

		3,780,770

China — 19.6%
Agricultural Bank of China Ltd. (Class H Stock)	1,081,000	535,195
Air China Ltd. (Class H Stock)	402,000	410,159
Bank of China Ltd. (Class H Stock)	6,250,000	3,612,974
Bank of Communications Co. Ltd. (Class H Stock)	458,000	393,627
China CITIC Bank Corp. Ltd. (Class H Stock)	1,928,000	1,453,512
China Communications Construction Co. Ltd. (Class H Stock)	1,599,000	2,253,072
China Construction Bank Corp. (Class H Stock)	4,191,000	3,478,476
China Life Insurance Co. Ltd. (Class H Stock)	181,000	795,632
China Mobile Ltd.	658,000	8,575,315
China Overseas Land & Investment Ltd.	492,000	1,588,863
China Pacific Insurance Group Co. Ltd. (Class H Stock)	151,800	722,059
China Petroleum & Chemical Corp. (Class H Stock)	1,975,400	1,574,222
China Railway Construction Corp. Ltd. (Class H Stock)	685,000	1,021,211
China Resources Land Ltd.	240,000	678,290
China Telecom Corp. Ltd. (Class H Stock)	3,930,000	2,512,496
China Unicom Hong Kong Ltd.	176,000	267,924
China Vanke Co. Ltd. (Class H Stock)*	155,000	367,343
CNOOC Ltd.	420,000	592,757
Country Garden Holdings Co. Ltd.	523,000	210,946
Dongfeng Motor Group Co. Ltd. (Class H Stock)	696,000	1,113,209
Evergrande Real Estate Group Ltd.	723,000	364,448
Far East Horizon Ltd.	317,000	289,945
GOME Electrical Appliances Holding Ltd.	2,499,000	359,982
Huaneng Power International, Inc. (Class H Stock)	68,000	80,762

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,066,000	$3,007,548
PetroChina Co. Ltd. (Class H Stock)	80,000	88,840
PICC Property & Casualty Co. Ltd. (Class H Stock)	356,000	702,866
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	52,500	629,823
Semiconductor Manufacturing International Corp.*	3,513,000	341,227
Sihuan Pharmaceutical Holdings Group Ltd.	493,000	280,604
Sino-Ocean Land Holdings Ltd.	226,000	136,715
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	7,462,000	2,781,558
Sinotrans Ltd. (Class H Stock)	1,143,000	657,032
Tencent Holdings Ltd.	231,800	4,401,863
Zhejiang Expressway Co. Ltd. (Class H Stock)	570,000	754,508

		47,035,003

Hong Kong — 1.9%
Belle International Holdings Ltd.	483,000	563,817
Kingboard Chemical Holdings Ltd.	75,500	119,483
Shimao Property Holdings Ltd.	159,000	333,629
Sino Biopharmaceutical Ltd.	3,408,000	3,447,816

		4,464,745

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	2,179	94,349
OTP Bank PLC	21,135	398,999

		493,348

India — 6.2%
Dr. Reddy’s Laboratories Ltd., ADR	35,700	2,038,470
ICICI Bank Ltd., ADR	31,000	321,160
Infosys Ltd., ADR(a)	121,500	4,262,220
Reliance Industries Ltd., GDR	38,329	1,020,093
State Bank of India, GDR, RegS	37,022	1,566,031
Tata Motors Ltd., ADR	85,000	3,830,100
Wipro Ltd., ADR(a)	144,907	1,930,161

		14,968,235

Indonesia — 2.8%
Adaro Energy Tbk PT	6,449,600	467,414
Astra Agro Lestari Tbk PT	200,800	372,714
Bank Mandiri Persero Tbk PT	131,400	125,312
Bank Negara Indonesia Persero Tbk PT	3,251,400	1,795,042
Bank Rakyat Indonesia Persero Tbk PT	1,117,900	1,133,903
Indocement Tunggal Prakarsa Tbk PT	195,900	328,104
Indofood Sukses Makmur Tbk PT	545,900	310,870
Perusahaan Gas Negara Persero Tbk PT	1,224,500	448,813
Telekomunikasi Indonesia Persero Tbk PT	4,838,300	1,066,825
Unilever Indonesia Tbk PT	159,700	483,796
United Tractors Tbk PT	147,500	245,464

		6,778,257

Malaysia — 3.4%
AirAsia Bhd	662,200	425,553
Alliance Financial Group Bhd	95,800	123,769
AMMB Holdings Bhd	80,500	138,082
DiGi.Com Bhd	561,300	954,119
Genting Malaysia Bhd	68,800	78,500
IOI Corp. Bhd	777,700	963,857

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Malayan Banking Bhd	31,700	$79,863
MISC Bhd	551,000	1,260,555
Petronas Chemicals Group Bhd	481,500	731,758
Tenaga Nasional Bhd	750,300	2,904,996
UMW Holdings Bhd	211,200	618,894

		8,279,946

Mexico — 4.7%
Alfa SAB de CV (Class A Stock)*	312,300	631,623
America Movil SAB de CV (Class L Stock), ADR	247,700	5,067,942
Arca Continental SAB de CV*	124,100	763,142
Cemex SAB de CV, ADR*(a)	55,223	522,962
Fibra Uno Administracion SA de CV*	202,400	536,071
Fomento Economico Mexicano SAB de CV, ADR*	9,800	916,300
Gentera SAB de CV*	131,500	235,697
Gruma SAB de CV (Class B Stock)	55,300	703,653
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	78,200	513,848
Grupo Televisa SAB, ADR*	29,100	960,591
OHL Mexico SAB de CV*	90,800	171,617
Southern Copper Corp.	12,100	353,078

		11,376,524

Peru — 0.3%
Cia de Minas Buenaventura SA, ADR(a)	13,600	137,768
Credicorp Ltd.	4,900	689,087

		826,855

Poland — 1.9%
Energa SA	49,091	322,067
KGHM Polska Miedz SA	22,419	708,533
PGE SA	530,712	2,915,770
Polskie Gornictwo Naftowe I Gazownictwo SA	260,520	377,541
Tauron Polska Energia SA	140,721	163,564

		4,487,475

Russia — 3.5%
Gazprom OAO, ADR	376,399	1,774,721
Lukoil OAO, ADR	27,107	1,245,025
Magnit PJSC, GDR, RegS	16,641	841,267
Mobile Telesystems OJSC, ADR(a)	143,300	1,447,330
NovaTek OAO, GDR, RegS	6,472	485,082
Rosneft Oil Co., GDR, RegS	84,131	359,788
Severstal PAO, GDR, RegS	48,277	542,151
Sistema JSFC, GDR, RegS	115,622	860,453
Surgutneftegas OAO, ADR	92,058	562,474
Tatneft, ADR	7,423	219,762

		8,338,053

South Africa — 7.5%
African Rainbow Minerals Ltd.	5,768	46,913
Barclays Africa Group Ltd.	15,490	236,071
FirstRand Ltd.	116,308	534,673
Foschini Group Ltd.(The)	83,314	1,238,707
Growthpoint Properties Ltd.	122,046	288,163
Imperial Holdings Ltd.	25,596	405,814
Investec Ltd.	140,488	1,162,589
Liberty Holdings Ltd.	6,512	90,118
Life Healthcare Group Holdings Ltd.	83,421	290,546

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Mediclinic International Ltd.	40,910	$410,726
MMI Holdings Ltd.	91,698	248,127
Mr. Price Group Ltd.	24,120	515,881
MTN Group Ltd.	161,002	2,714,036
Naspers Ltd. (Class N Stock)	15,546	2,384,617
Netcare Ltd.	402,117	1,378,974
Pick’n Pay Stores Ltd.	46,905	191,057
Redefine Properties Ltd.	195,025	199,158
Remgro Ltd.	30,281	662,655
RMB Holdings Ltd.	333,961	1,921,053
Sanlam Ltd.	198,822	1,281,368
Sasol Ltd.	36,281	1,224,977
Shoprite Holdings Ltd.	16,769	226,719
SPAR Group Ltd. (The)	16,303	253,168

		17,906,110

South Korea — 14.0%
Amorepacific Corp.	430	1,299,238
AMOREPACIFIC Group.	1,376	1,859,272
Dongbu Insurance Co. Ltd.	18,423	820,314
Doosan Heavy Industries & Construction Co. Ltd.	6,505	165,558
Hana Financial Group, Inc.	25,998	672,504
Hanwha Corp.	20,018	653,953
Hanwha Life Insurance Co. Ltd.	72,045	478,053
Hyosung Corp.	12,622	984,316
Hyundai Development Co-Engineering & Construction	24,649	1,263,532
Hyundai Mobis Co. Ltd.	1,777	393,615
KB Financial Group, Inc.	11,314	399,371
Korea Electric Power Corp.	19,088	786,611
Korean Air Lines Co. Ltd.*	64,943	2,837,753
LG Chem Ltd.	1,121	227,554
LG Display Co. Ltd.	51,866	1,467,804
Mirae Asset Securities Co. Ltd.	20,345	957,544
NCSoft Corp.	2,868	468,312
Samsung C&T Corp.	4,133	220,952
Samsung Card Co. Ltd.	19,114	706,446
Samsung Electronics Co. Ltd.	7,735	10,030,387
SK Holdings Co. Ltd.	8,979	1,373,909
SK Hynix, Inc.	79,626	3,252,454
SK Networks Co. Ltd.	216,274	1,587,292
SK Telecom Co. Ltd., ADR	2,300	62,583
Woori Bank	75,025	633,105

		33,602,432

Taiwan — 11.5%
Advanced Semiconductor Engineering, Inc.	739,000	1,000,705
Advantech Co. Ltd.	41,136	312,801
AU Optronics Corp.	893,000	448,075
Chicony Electronics Co. Ltd.	177,261	495,976
China Airlines Ltd.*	1,109,000	568,854
China Development Financial Holding Corp.	815,000	282,153
CTBC Financial Holding Co. Ltd.	507,038	336,555
Eva Airways Corp.*	1,010,000	740,660
Far Eastern Department Stores Ltd.	177,620	149,951
Far EasTone Telecommunications Co. Ltd.	198,000	477,664
Fubon Financial Holding Co. Ltd.	1,497,000	2,683,436
Hon Hai Precision Industry Co. Ltd.	1,078,112	3,155,785
Inotera Memories, Inc.*	2,177,000	2,889,625
Inventec Corp.	441,000	318,482

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Kinsus Interconnect Technology Corp.	254,000	$813,533
Largan Precision Co. Ltd.	16,000	1,375,488
Lite-On Technology Corp.	102,781	132,959
MediaTek, Inc.	135,000	1,823,278
Novatek Microelectronics Corp.	44,000	227,081
Pegatron Corp.	123,000	331,860
POU Chen Corp.	202,000	282,254
President Chain Store Corp.	205,000	1,540,809
Realtek Semiconductor Corp.	57,000	181,549
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	252,300	5,924,004
Teco Electric and Machinery Co. Ltd.	257,000	244,250
Uni-President Enterprises Corp.	264,198	441,523
Yuanta Financial Holding Co. Ltd.	690,850	347,305

		27,526,615

Thailand — 1.9%
Airports of Thailand PCL, NVDR	56,100	482,110
Bangkok Bank PCL, NVDR	112,500	637,408
BEC World PCL, NVDR	146,800	184,910
Bumrungrad Hospital PCL, NVDR*	31,000	144,706
Delta Electronics Thailand PCL, NVDR	36,600	84,614
Kasikornbank PCL, NVDR	76,200	535,796
Krung Thai Bank PCL, NVDR	1,728,000	1,210,555
PTT PCL, NVDR	40,100	397,785
Thai Union Frozen Products PCL, NVDR	1,395,700	861,721

		4,539,605

Turkey — 1.9%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	157,709	178,515
TAV Havalimanlari Holding A/S*	255,307	2,133,059
Tofas Turk Otomobil Fabrikasi A/S	50,603	306,081
Turk Hava Yollari*	543,088	1,791,558
Turkiye Sise ve Cam Fabrikalari A/S	189,330	233,506

		4,642,719

TOTAL COMMON STOCKS (cost $206,376,354)		211,140,019

	Shares	Value
PREFERRED STOCKS — 2.2%
Brazil
Cia Brasileira de Distribuicao (PRFC)	23,100	$690,854
Cia Energetica de Sao Paulo (PRFC B)	91,900	685,316
Gerdau SA (PRFC)	61,100	194,698
Itau Unibanco Holding SA, ADR (PRFC)	184,004	2,035,084
Itausa - Investimentos Itau SA (PRFC)	37,000	116,047
Petroleo Brasileiro SA (PRFC)	239,100	734,182
Vale SA (PRFC)	197,300	956,966

TOTAL PREFERRED STOCKS (cost $8,165,977)		5,413,147

TOTAL LONG-TERM INVESTMENTS (cost $214,542,331)		216,553,166

SHORT-TERM INVESTMENT — 12.5%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $29,928,056; includes $9,973,808 of cash collateral for securities on loan)(b)(v)(w)	29,928,056	29,928,056

TOTAL INVESTMENTS — 102.6% (cost $244,470,387)		246,481,222
Liabilities in excess of other assets(x) — (2.6)%		(6,198,613)

NET ASSETS — 100.0%		$240,282,609

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,713,603; cash collateral of $9,973,808 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with
cash collateral received for securities on loan.

(v)	Includes an amount of $2,360,366 segregated as collateral for swap agreements.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
256	BIST National 30 Index	Apr. 2015	$1,064,808	$969,044	$(95,764)
23	FTSE Bursa Malaysia KLCI Index	Apr. 2015	563,920	566,538	2,618
23	MEX Bolsa Index	Jun. 2015	662,313	657,257	(5,056)
433	SET50 Index	Jun. 2015	2,637,237	2,624,347	(12,890)
56	SGX MSCI Singapore Index	Apr. 2015	3,112,882	3,102,066	(10,816)

					(121,908)

Short Positions:
180	FTSE/JSE Top 40 Index	Jun. 2015	6,897,027	6,884,640	12,387
20	KOSPI 200 Index	Jun. 2015	2,282,220	2,321,871	(39,651)
415	SGX CNX Nifty Index	Apr. 2015	7,201,736	7,087,370	114,366

					87,102

					$(34,806)

(1)	Cash of $993,451 has been segregated with Barclays Bank to cover requirements for open contracts at March 31, 2015.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 06/17/15	Citigroup Global Markets	BRL	1,200	$376,494	$367,312	$(9,182)
Expiring 06/17/15	Credit Suisse First Boston Corp.	BRL	1,200	376,511	367,311	(9,200)
Chilean Peso,
Expiring 06/17/15	Citigroup Global Markets	CLP	336,176	538,049	534,538	(3,511)
Expiring 06/17/15	Citigroup Global Markets	CLP	220,000	346,868	349,811	2,943
Expiring 06/17/15	Citigroup Global Markets	CLP	153,065	239,952	243,382	3,430
Expiring 06/17/15	Citigroup Global Markets	CLP	150,000	232,134	238,508	6,374
Expiring 06/17/15	Citigroup Global Markets	CLP	125,000	200,772	198,757	(2,015)
Expiring 06/17/15	Citigroup Global Markets	CLP	110,000	175,897	174,905	(992)
Expiring 06/17/15	Citigroup Global Markets	CLP	65,000	101,849	103,353	1,504
Expiring 06/17/15	Citigroup Global Markets	CLP	65,000	104,395	103,353	(1,042)
Expiring 06/17/15	Credit Suisse First Boston Corp.	CLP	336,176	538,061	534,538	(3,523)
Expiring 06/17/15	Credit Suisse First Boston Corp.	CLP	220,000	346,868	349,811	2,943
Expiring 06/17/15	Credit Suisse First Boston Corp.	CLP	153,065	239,951	243,381	3,430
Expiring 06/17/15	Credit Suisse First Boston Corp.	CLP	150,000	232,135	238,508	6,373
Expiring 06/17/15	Credit Suisse First Boston Corp.	CLP	125,000	200,771	198,757	(2,014)
Expiring 06/17/15	Credit Suisse First Boston Corp.	CLP	110,000	175,898	174,906	(992)
Expiring 06/17/15	Credit Suisse First Boston Corp.	CLP	65,000	101,850	103,354	1,504
Expiring 06/17/15	Credit Suisse First Boston Corp.	CLP	65,000	104,395	103,353	(1,042)
Colombian Peso,
Expiring 06/17/15	Citigroup Global Markets	COP	1,450,000	534,291	552,433	18,142
Expiring 06/17/15	Citigroup Global Markets	COP	1,050,000	410,894	400,038	(10,856)
Expiring 06/17/15	Citigroup Global Markets	COP	900,000	341,557	342,889	1,332
Expiring 06/17/15	Citigroup Global Markets	COP	300,000	116,325	114,297	(2,028)
Expiring 06/17/15	Citigroup Global Markets	COP	150,000	57,516	57,149	(367)
Expiring 06/17/15	Credit Suisse First Boston Corp.	COP	1,450,000	534,292	552,433	18,141

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Colombian Peso (cont’d.),
Expiring 06/17/15	Credit Suisse First Boston Corp.	COP	1,050,000	$410,895	$400,038	$(10,857)
Expiring 06/17/15	Credit Suisse First Boston Corp.	COP	900,000	341,558	342,890	1,332
Expiring 06/17/15	Credit Suisse First Boston Corp.	COP	300,000	116,325	114,297	(2,028)
Expiring 06/17/15	Credit Suisse First Boston Corp.	COP	150,000	57,516	57,149	(367)
Czech Koruna,
Expiring 06/17/15	Citigroup Global Markets	CZK	19,677	789,817	768,542	(21,275)
Expiring 06/17/15	Citigroup Global Markets	CZK	17,500	716,270	683,498	(32,772)
Expiring 06/17/15	Citigroup Global Markets	CZK	14,573	575,129	569,161	(5,968)
Expiring 06/17/15	Credit Suisse First Boston Corp.	CZK	19,677	789,819	768,542	(21,277)
Expiring 06/17/15	Credit Suisse First Boston Corp.	CZK	17,500	716,199	683,498	(32,701)
Expiring 06/17/15	Credit Suisse First Boston Corp.	CZK	14,573	575,130	569,160	(5,970)
Hong Kong Dollar,
Expiring 06/17/15	Citigroup Global Markets	HKD	16,057	2,067,932	2,070,809	2,877
Expiring 06/17/15	Citigroup Global Markets	HKD	1,900	245,022	245,044	22
Expiring 06/17/15	Citigroup Global Markets	HKD	1,850	238,444	238,594	150
Expiring 06/17/15	Citigroup Global Markets	HKD	1,700	218,950	219,249	299
Expiring 06/17/15	Citigroup Global Markets	HKD	1,150	148,280	148,316	36
Expiring 06/17/15	Citigroup Global Markets	HKD	1,100	141,844	141,867	23
Expiring 06/17/15	Citigroup Global Markets	HKD	1,050	135,307	135,419	112
Expiring 06/17/15	Citigroup Global Markets	HKD	1,050	135,339	135,418	79
Expiring 06/17/15	Citigroup Global Markets	HKD	800	103,167	103,176	9
Expiring 06/17/15	Citigroup Global Markets	HKD	650	83,823	83,831	8
Expiring 06/17/15	Citigroup Global Markets	HKD	300	38,637	38,691	54
Expiring 06/17/15	Citigroup Global Markets	HKD	250	32,239	32,243	4
Expiring 06/17/15	Citigroup Global Markets	HKD	150	19,343	19,346	3
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	16,057	2,067,916	2,070,810	2,894
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	1,900	245,010	245,043	33
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	1,850	238,440	238,595	155
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	1,700	218,934	219,250	316
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	1,150	148,277	148,316	39
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	1,100	141,837	141,868	31
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	1,050	135,303	135,419	116
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	1,050	135,337	135,419	82
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	800	103,161	103,176	15
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	650	83,818	83,831	13
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	300	38,634	38,691	57
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	250	32,237	32,242	5
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	150	19,341	19,345	4
Hungarian Forint,
Expiring 06/17/15	Citigroup Global Markets	HUF	1,232,602	4,456,600	4,403,734	(52,866)
Expiring 06/17/15	Citigroup Global Markets	HUF	367,898	1,343,568	1,314,393	(29,175)
Expiring 06/17/15	Citigroup Global Markets	HUF	120,000	443,658	428,725	(14,933)
Expiring 06/17/15	Credit Suisse First Boston Corp.	HUF	1,232,602	4,456,611	4,403,734	(52,877)
Expiring 06/17/15	Credit Suisse First Boston Corp.	HUF	367,898	1,343,571	1,314,393	(29,178)
Expiring 06/17/15	Credit Suisse First Boston Corp.	HUF	120,000	443,599	428,726	(14,873)
Indian Rupee,
Expiring 06/17/15	Citigroup Global Markets	INR	104,489	1,637,869	1,641,572	3,703
Expiring 06/17/15	Citigroup Global Markets	INR	84,150	1,315,266	1,322,041	6,775
Expiring 06/17/15	Citigroup Global Markets	INR	83,524	1,320,116	1,312,199	(7,917)
Expiring 06/17/15	Citigroup Global Markets	INR	82,746	1,317,832	1,299,983	(17,849)
Expiring 06/17/15	Citigroup Global Markets	INR	82,679	1,314,674	1,298,933	(15,741)
Expiring 06/17/15	Citigroup Global Markets	INR	77,275	1,209,321	1,214,030	4,709
Expiring 06/17/15	Citigroup Global Markets	INR	65,324	1,029,183	1,026,279	(2,904)
Expiring 06/17/15	Citigroup Global Markets	INR	62,722	986,394	985,392	(1,002)
Expiring 06/17/15	Credit Suisse First Boston Corp.	INR	104,489	1,637,869	1,641,572	3,703
Expiring 06/17/15	Credit Suisse First Boston Corp.	INR	84,150	1,315,266	1,322,041	6,775
Expiring 06/17/15	Credit Suisse First Boston Corp.	INR	83,524	1,320,124	1,312,199	(7,925)
Expiring 06/17/15	Credit Suisse First Boston Corp.	INR	82,746	1,317,832	1,299,983	(17,849)
Expiring 06/17/15	Credit Suisse First Boston Corp.	INR	82,679	1,314,674	1,298,933	(15,741)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Indian Rupee (cont’d.),
Expiring 06/17/15	Credit Suisse First Boston Corp.	INR	77,275	$1,209,321	$1,214,030	$4,709
Expiring 06/17/15	Credit Suisse First Boston Corp.	INR	65,324	1,029,183	1,026,279	(2,904)
Expiring 06/17/15	Credit Suisse First Boston Corp.	INR	62,722	986,394	985,392	(1,002)
Indonesian Rupiah,
Expiring 06/17/15	Citigroup Global Markets	IDR	19,041,480	1,425,253	1,429,240	3,987
Expiring 06/17/15	Credit Suisse First Boston Corp.	IDR	19,041,480	1,425,252	1,429,240	3,988
Israeli Shekel,
Expiring 06/17/15	Citigroup Global Markets	ILS	2,250	566,330	565,527	(803)
Expiring 06/17/15	Citigroup Global Markets	ILS	1,675	419,859	421,064	1,205
Expiring 06/17/15	Citigroup Global Markets	ILS	1,625	408,317	408,375	58
Expiring 06/17/15	Citigroup Global Markets	ILS	1,200	302,086	301,615	(471)
Expiring 06/17/15	Credit Suisse First Boston Corp.	ILS	2,250	566,236	565,526	(710)
Expiring 06/17/15	Credit Suisse First Boston Corp.	ILS	1,675	419,858	421,065	1,207
Expiring 06/17/15	Credit Suisse First Boston Corp.	ILS	1,625	408,315	408,375	60
Expiring 06/17/15	Credit Suisse First Boston Corp.	ILS	1,200	302,075	301,615	(460)
Mexican Peso,
Expiring 06/17/15	Citigroup Global Markets	MXN	9,400	624,088	612,978	(11,110)
Expiring 06/17/15	Citigroup Global Markets	MXN	5,350	356,741	348,876	(7,865)
Expiring 06/17/15	Citigroup Global Markets	MXN	4,850	313,019	316,271	3,252
Expiring 06/17/15	Citigroup Global Markets	MXN	4,800	315,824	313,010	(2,814)
Expiring 06/17/15	Citigroup Global Markets	MXN	4,550	302,959	296,707	(6,252)
Expiring 06/17/15	Citigroup Global Markets	MXN	3,000	193,913	195,631	1,718
Expiring 06/17/15	Citigroup Global Markets	MXN	2,300	148,187	149,984	1,797
Expiring 06/17/15	Citigroup Global Markets	MXN	1,050	69,127	68,471	(656)
Expiring 06/17/15	Citigroup Global Markets	MXN	400	26,519	26,085	(434)
Expiring 06/17/15	Citigroup Global Markets	MXN	200	12,773	13,042	269
Expiring 06/17/15	Credit Suisse First Boston Corp.	MXN	9,400	623,974	612,978	(10,996)
Expiring 06/17/15	Credit Suisse First Boston Corp.	MXN	5,350	356,669	348,875	(7,794)
Expiring 06/17/15	Credit Suisse First Boston Corp.	MXN	4,850	312,969	316,270	3,301
Expiring 06/17/15	Credit Suisse First Boston Corp.	MXN	4,800	315,775	313,010	(2,765)
Expiring 06/17/15	Credit Suisse First Boston Corp.	MXN	4,550	302,887	296,708	(6,179)
Expiring 06/17/15	Credit Suisse First Boston Corp.	MXN	3,000	193,869	195,632	1,763
Expiring 06/17/15	Credit Suisse First Boston Corp.	MXN	2,300	148,172	149,984	1,812
Expiring 06/17/15	Credit Suisse First Boston Corp.	MXN	1,050	69,117	68,471	(646)
Expiring 06/17/15	Credit Suisse First Boston Corp.	MXN	400	26,515	26,085	(430)
Expiring 06/17/15	Credit Suisse First Boston Corp.	MXN	200	12,770	13,042	272
New Taiwanese Dollar,
Expiring 06/17/15	Citigroup Global Markets	TWD	218,696	6,963,772	6,991,158	27,386
Expiring 06/17/15	Credit Suisse First Boston Corp.	TWD	218,696	6,963,690	6,991,158	27,468
Peruvian Nuevo Sol,
Expiring 06/17/15	Credit Suisse First Boston Corp.	PEN	100	31,797	31,845	48
Expiring 06/17/15	Credit Suisse First Boston Corp.	PEN	100	32,113	31,844	(269)
Philippine Peso,
Expiring 06/17/15	Citigroup Global Markets	PHP	38,000	860,123	846,241	(13,882)
Expiring 06/17/15	Citigroup Global Markets	PHP	7,500	168,844	167,021	(1,823)
Expiring 06/17/15	Credit Suisse First Boston Corp.	PHP	38,000	860,123	846,240	(13,883)
Expiring 06/17/15	Credit Suisse First Boston Corp.	PHP	7,500	168,844	167,021	(1,823)
Polish Zloty,
Expiring 06/17/15	Citigroup Global Markets	PLN	3,550	954,690	934,352	(20,338)
Expiring 06/17/15	Citigroup Global Markets	PLN	51	13,666	13,445	(221)
Expiring 06/17/15	Citigroup Global Markets	PLN	48	12,736	12,612	(124)
Expiring 06/17/15	Credit Suisse First Boston Corp.	PLN	3,550	954,625	934,352	(20,273)
Expiring 06/17/15	Credit Suisse First Boston Corp.	PLN	51	13,665	13,443	(222)
Expiring 06/17/15	Credit Suisse First Boston Corp.	PLN	48	12,737	12,613	(124)
Singapore Dollar,
Expiring 06/17/15	Citigroup Global Markets	SGD	2,115	1,530,558	1,538,117	7,559
Expiring 06/17/15	Citigroup Global Markets	SGD	960	700,287	698,153	(2,134)
Expiring 06/17/15	Citigroup Global Markets	SGD	805	586,221	585,430	(791)
Expiring 06/17/15	Citigroup Global Markets	SGD	610	444,353	443,618	(735)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Singapore Dollar (cont’d.),
Expiring 06/17/15	Citigroup Global Markets	SGD	330	$240,651	$239,990	$(661)
Expiring 06/17/15	Citigroup Global Markets	SGD	300	215,977	218,173	2,196
Expiring 06/17/15	Citigroup Global Markets	SGD	250	180,244	181,810	1,566
Expiring 06/17/15	Citigroup Global Markets	SGD	220	158,888	159,994	1,106
Expiring 06/17/15	Citigroup Global Markets	SGD	220	161,111	159,993	(1,118)
Expiring 06/17/15	Citigroup Global Markets	SGD	170	122,274	123,631	1,357
Expiring 06/17/15	Citigroup Global Markets	SGD	125	91,291	90,905	(386)
Expiring 06/17/15	Citigroup Global Markets	SGD	5	3,593	3,636	43
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	2,115	1,530,337	1,538,117	7,780
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	960	700,342	698,153	(2,189)
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	805	586,140	585,430	(710)
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	610	444,271	443,618	(653)
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	330	240,557	239,990	(567)
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	300	215,964	218,172	2,208
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	250	180,196	181,811	1,615
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	220	158,821	159,994	1,173
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	220	161,031	159,993	(1,038)
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	170	122,229	123,632	1,403
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	125	91,288	90,905	(383)
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	5	3,592	3,636	44
South African Rand,
Expiring 06/17/15	Citigroup Global Markets	ZAR	8,406	701,978	684,019	(17,959)
Expiring 06/17/15	Citigroup Global Markets	ZAR	8,150	682,781	663,225	(19,556)
Expiring 06/17/15	Citigroup Global Markets	ZAR	7,051	587,017	573,786	(13,231)
Expiring 06/17/15	Citigroup Global Markets	ZAR	7,038	587,011	572,719	(14,292)
Expiring 06/17/15	Citigroup Global Markets	ZAR	6,850	573,159	557,435	(15,724)
Expiring 06/17/15	Citigroup Global Markets	ZAR	6,650	554,836	541,159	(13,677)
Expiring 06/17/15	Citigroup Global Markets	ZAR	6,254	501,985	508,951	6,966
Expiring 06/17/15	Citigroup Global Markets	ZAR	1,800	146,122	146,480	358
Expiring 06/17/15	Citigroup Global Markets	ZAR	750	60,083	61,033	950
Expiring 06/17/15	Credit Suisse First Boston Corp.	ZAR	8,406	701,979	684,020	(17,959)
Expiring 06/17/15	Credit Suisse First Boston Corp.	ZAR	8,150	682,744	663,225	(19,519)
Expiring 06/17/15	Credit Suisse First Boston Corp.	ZAR	7,051	587,018	573,786	(13,232)
Expiring 06/17/15	Credit Suisse First Boston Corp.	ZAR	7,038	587,011	572,719	(14,292)
Expiring 06/17/15	Credit Suisse First Boston Corp.	ZAR	6,850	573,108	557,435	(15,673)
Expiring 06/17/15	Credit Suisse First Boston Corp.	ZAR	6,650	554,806	541,159	(13,647)
Expiring 06/17/15	Credit Suisse First Boston Corp.	ZAR	6,254	501,985	508,950	6,965
Expiring 06/17/15	Credit Suisse First Boston Corp.	ZAR	1,800	146,111	146,479	368
Expiring 06/17/15	Credit Suisse First Boston Corp.	ZAR	750	60,075	61,033	958
South Korean Won,
Expiring 06/17/15	Citigroup Global Markets	KRW	2,516,156	2,231,148	2,262,282	31,134
Expiring 06/17/15	Citigroup Global Markets	KRW	1,295,214	1,143,532	1,164,531	20,999
Expiring 06/17/15	Citigroup Global Markets	KRW	1,256,074	1,139,717	1,129,340	(10,377)
Expiring 06/17/15	Citigroup Global Markets	KRW	1,028,398	908,163	924,635	16,472
Expiring 06/17/15	Citigroup Global Markets	KRW	1,015,377	911,311	912,928	1,617
Expiring 06/17/15	Citigroup Global Markets	KRW	1,015,088	902,297	912,668	10,371
Expiring 06/17/15	Citigroup Global Markets	KRW	1,004,796	909,771	903,415	(6,356)
Expiring 06/17/15	Citigroup Global Markets	KRW	1,002,336	909,921	901,203	(8,718)
Expiring 06/17/15	Citigroup Global Markets	KRW	510,000	458,294	458,542	248
Expiring 06/17/15	Citigroup Global Markets	KRW	335,000	304,515	301,199	(3,316)
Expiring 06/17/15	Citigroup Global Markets	KRW	10,000	8,817	8,991	174
Expiring 06/17/15	Citigroup Global Markets	KRW	5,000	4,534	4,496	(38)
Expiring 06/17/15	Credit Suisse First Boston Corp.	KRW	2,516,156	2,231,151	2,262,282	31,131
Expiring 06/17/15	Credit Suisse First Boston Corp.	KRW	1,295,214	1,143,532	1,164,530	20,998
Expiring 06/17/15	Credit Suisse First Boston Corp.	KRW	1,256,074	1,139,717	1,129,340	(10,377)
Expiring 06/17/15	Credit Suisse First Boston Corp.	KRW	1,028,398	908,163	924,635	16,472
Expiring 06/17/15	Credit Suisse First Boston Corp.	KRW	1,015,377	911,311	912,928	1,617
Expiring 06/17/15	Credit Suisse First Boston Corp.	KRW	1,015,088	902,298	912,669	10,371
Expiring 06/17/15	Credit Suisse First Boston Corp.	KRW	1,004,796	909,899	903,414	(6,485)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
South Korean Won (cont’d.),
Expiring 06/17/15	Credit Suisse First Boston Corp.	KRW	1,002,336	$909,915	$901,202	$(8,713)
Expiring 06/17/15	Credit Suisse First Boston Corp.	KRW	510,000	458,295	458,542	247
Expiring 06/17/15	Credit Suisse First Boston Corp.	KRW	335,000	304,515	301,199	(3,316)
Expiring 06/17/15	Credit Suisse First Boston Corp.	KRW	22,849	20,687	20,543	(144)
Expiring 06/17/15	Credit Suisse First Boston Corp.	KRW	10,000	8,817	8,991	174
Expiring 06/17/15	Credit Suisse First Boston Corp.	KRW	5,000	4,534	4,496	(38)
Thai Baht,
Expiring 06/17/15	Citigroup Global Markets	THB	19,097	575,371	584,951	9,580
Expiring 06/17/15	Citigroup Global Markets	THB	1,000	30,703	30,631	(72)
Expiring 06/17/15	Citigroup Global Markets	THB	500	15,170	15,316	146
Expiring 06/17/15	Citigroup Global Markets	THB	500	15,286	15,316	30
Expiring 06/17/15	Citigroup Global Markets	THB	500	15,370	15,315	(55)
Expiring 06/17/15	Credit Suisse First Boston Corp.	THB	19,097	575,366	584,952	9,586
Expiring 06/17/15	Credit Suisse First Boston Corp.	THB	1,000	30,039	30,631	592
Expiring 06/17/15	Credit Suisse First Boston Corp.	THB	1,000	30,048	30,631	583
Expiring 06/17/15	Credit Suisse First Boston Corp.	THB	1,000	30,534	30,631	97
Expiring 06/17/15	Credit Suisse First Boston Corp.	THB	1,000	30,562	30,631	69
Expiring 06/17/15	Credit Suisse First Boston Corp.	THB	1,000	30,600	30,632	32
Expiring 06/17/15	Credit Suisse First Boston Corp.	THB	1,000	30,703	30,631	(72)
Expiring 06/17/15	Credit Suisse First Boston Corp.	THB	500	15,170	15,316	146
Expiring 06/17/15	Credit Suisse First Boston Corp.	THB	500	15,286	15,316	30
Expiring 06/17/15	Credit Suisse First Boston Corp.	THB	500	15,371	15,316	(55)
Turkish Lira,
Expiring 06/17/15	Citigroup Global Markets	TRY	2,820	1,041,595	1,063,320	21,725
Expiring 06/17/15	Citigroup Global Markets	TRY	1,944	729,037	733,068	4,031
Expiring 06/17/15	Citigroup Global Markets	TRY	1,892	730,108	713,510	(16,598)
Expiring 06/17/15	Citigroup Global Markets	TRY	1,661	625,370	626,293	923
Expiring 06/17/15	Citigroup Global Markets	TRY	1,650	615,135	622,176	7,041
Expiring 06/17/15	Citigroup Global Markets	TRY	1,350	503,136	509,054	5,918
Expiring 06/17/15	Citigroup Global Markets	TRY	1,260	467,729	475,074	7,345
Expiring 06/17/15	Citigroup Global Markets	TRY	1,100	414,829	414,785	(44)
Expiring 06/17/15	Citigroup Global Markets	TRY	550	205,411	207,393	1,982
Expiring 06/17/15	Citigroup Global Markets	TRY	350	131,586	131,977	391
Expiring 06/17/15	Citigroup Global Markets	TRY	100	38,693	37,707	(986)
Expiring 06/17/15	Credit Suisse First Boston Corp.	TRY	2,820	1,041,598	1,063,319	21,721
Expiring 06/17/15	Credit Suisse First Boston Corp.	TRY	1,944	729,039	733,068	4,029
Expiring 06/17/15	Credit Suisse First Boston Corp.	TRY	1,892	730,109	713,509	(16,600)
Expiring 06/17/15	Credit Suisse First Boston Corp.	TRY	1,661	625,373	626,294	921
Expiring 06/17/15	Credit Suisse First Boston Corp.	TRY	1,650	614,780	622,177	7,397
Expiring 06/17/15	Credit Suisse First Boston Corp.	TRY	1,350	502,801	509,053	6,252
Expiring 06/17/15	Credit Suisse First Boston Corp.	TRY	1,260	467,730	475,074	7,344
Expiring 06/17/15	Credit Suisse First Boston Corp.	TRY	1,100	414,637	414,784	147
Expiring 06/17/15	Credit Suisse First Boston Corp.	TRY	550	205,209	207,392	2,183
Expiring 06/17/15	Credit Suisse First Boston Corp.	TRY	350	131,717	131,977	260
Expiring 06/17/15	Credit Suisse First Boston Corp.	TRY	100	38,673	37,708	(965)

				$130,467,506	$130,087,963	(379,543)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 06/17/15	Citigroup Global Markets	BRL	3,300	$985,663	$1,010,108	$(24,445)
Expiring 06/17/15	Citigroup Global Markets	BRL	2,145	673,098	656,417	16,681
Expiring 06/17/15	Citigroup Global Markets	BRL	1,750	548,049	535,663	12,386
Expiring 06/17/15	Citigroup Global Markets	BRL	1,100	334,797	336,703	(1,906)
Expiring 06/17/15	Citigroup Global Markets	BRL	550	169,779	168,352	1,427
Expiring 06/17/15	Citigroup Global Markets	BRL	550	166,002	168,352	(2,350)
Expiring 06/17/15	Citigroup Global Markets	BRL	300	90,121	91,828	(1,707)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real (cont’d.),
Expiring 06/17/15	Credit Suisse First Boston Corp.	BRL	3,300	$985,661	$1,010,107	$(24,446)
Expiring 06/17/15	Credit Suisse First Boston Corp.	BRL	2,145	673,105	656,417	16,688
Expiring 06/17/15	Credit Suisse First Boston Corp.	BRL	1,750	548,049	535,663	12,386
Expiring 06/17/15	Credit Suisse First Boston Corp.	BRL	1,100	334,796	336,702	(1,906)
Expiring 06/17/15	Credit Suisse First Boston Corp.	BRL	550	169,778	168,351	1,427
Expiring 06/17/15	Credit Suisse First Boston Corp.	BRL	550	166,001	168,351	(2,350)
Expiring 06/17/15	Credit Suisse First Boston Corp.	BRL	300	90,121	91,828	(1,707)
Colombian Peso,
Expiring 06/17/15	Citigroup Global Markets	COP	3,057,379	1,181,646	1,164,827	16,819
Expiring 06/17/15	Citigroup Global Markets	COP	2,324,318	886,097	885,538	559
Expiring 06/17/15	Citigroup Global Markets	COP	1,746,222	662,700	665,291	(2,591)
Expiring 06/17/15	Citigroup Global Markets	COP	927,082	357,496	353,207	4,289
Expiring 06/17/15	Citigroup Global Markets	COP	850,000	328,209	323,840	4,369
Expiring 06/17/15	Citigroup Global Markets	COP	350,000	135,370	133,346	2,024
Expiring 06/17/15	Citigroup Global Markets	COP	300,000	117,704	114,296	3,408
Expiring 06/17/15	Credit Suisse First Boston Corp.	COP	3,057,379	1,181,646	1,164,827	16,819
Expiring 06/17/15	Credit Suisse First Boston Corp.	COP	2,324,318	886,096	885,539	557
Expiring 06/17/15	Credit Suisse First Boston Corp.	COP	1,746,222	662,699	665,291	(2,592)
Expiring 06/17/15	Credit Suisse First Boston Corp.	COP	927,082	357,496	353,208	4,288
Expiring 06/17/15	Credit Suisse First Boston Corp.	COP	850,000	328,209	323,840	4,369
Expiring 06/17/15	Credit Suisse First Boston Corp.	COP	350,000	135,370	133,347	2,023
Expiring 06/17/15	Credit Suisse First Boston Corp.	COP	300,000	117,704	114,297	3,407
Czech Koruna,
Expiring 06/17/15	Citigroup Global Markets	CZK	8,500	339,891	331,985	7,906
Expiring 06/17/15	Citigroup Global Markets	CZK	3,000	118,463	117,171	1,292
Expiring 06/17/15	Citigroup Global Markets	CZK	3,000	116,997	117,171	(174)
Expiring 06/17/15	Citigroup Global Markets	CZK	500	20,022	19,529	493
Expiring 06/17/15	Credit Suisse First Boston Corp.	CZK	8,500	339,852	331,985	7,867
Expiring 06/17/15	Credit Suisse First Boston Corp.	CZK	3,000	118,474	117,172	1,302
Expiring 06/17/15	Credit Suisse First Boston Corp.	CZK	3,000	117,064	117,171	(107)
Expiring 06/17/15	Credit Suisse First Boston Corp.	CZK	500	20,024	19,528	496
Hong Kong Dollar,
Expiring 06/17/15	Citigroup Global Markets	HKD	2,900	373,891	374,014	(123)
Expiring 06/17/15	Citigroup Global Markets	HKD	2,250	289,961	290,183	(222)
Expiring 06/17/15	Citigroup Global Markets	HKD	1,850	238,514	238,595	(81)
Expiring 06/17/15	Citigroup Global Markets	HKD	1,000	128,925	128,970	(45)
Expiring 06/17/15	Citigroup Global Markets	HKD	1,000	128,761	128,970	(209)
Expiring 06/17/15	Citigroup Global Markets	HKD	950	122,479	122,521	(42)
Expiring 06/17/15	Citigroup Global Markets	HKD	550	70,825	70,934	(109)
Expiring 06/17/15	Citigroup Global Markets	HKD	450	58,022	58,037	(15)
Expiring 06/17/15	Citigroup Global Markets	HKD	250	32,218	32,243	(25)
Expiring 06/17/15	Citigroup Global Markets	HKD	200	25,782	25,794	(12)
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	2,900	373,914	374,013	(99)
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	2,250	289,973	290,183	(210)
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	1,850	238,533	238,595	(62)
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	1,000	128,928	128,970	(42)
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	1,000	128,773	128,970	(197)
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	950	122,483	122,522	(39)
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	550	70,827	70,934	(107)
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	450	58,026	58,037	(11)
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	250	32,219	32,243	(24)
Expiring 06/17/15	Credit Suisse First Boston Corp.	HKD	200	25,783	25,794	(11)
Hungarian Forint,
Expiring 06/17/15	Citigroup Global Markets	HUF	110,000	390,261	392,998	(2,737)
Expiring 06/17/15	Citigroup Global Markets	HUF	85,000	296,988	303,681	(6,693)
Expiring 06/17/15	Citigroup Global Markets	HUF	55,000	189,315	196,499	(7,184)
Expiring 06/17/15	Citigroup Global Markets	HUF	40,000	139,714	142,909	(3,195)
Expiring 06/17/15	Citigroup Global Markets	HUF	20,000	70,261	71,454	(1,193)
Expiring 06/17/15	Citigroup Global Markets	HUF	15,000	52,305	53,590	(1,285)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Hungarian Forint (cont’d.),
Expiring 06/17/15	Credit Suisse First Boston Corp.	HUF	110,000	$390,325	$392,999	$(2,674)
Expiring 06/17/15	Credit Suisse First Boston Corp.	HUF	85,000	297,012	303,681	(6,669)
Expiring 06/17/15	Credit Suisse First Boston Corp.	HUF	55,000	189,402	196,499	(7,097)
Expiring 06/17/15	Credit Suisse First Boston Corp.	HUF	40,000	139,733	142,909	(3,176)
Expiring 06/17/15	Credit Suisse First Boston Corp.	HUF	20,000	70,297	71,455	(1,158)
Expiring 06/17/15	Credit Suisse First Boston Corp.	HUF	15,000	52,312	53,591	(1,279)
Indian Rupee,
Expiring 06/17/15	Citigroup Global Markets	INR	25,000	393,947	392,763	1,184
Expiring 06/17/15	Credit Suisse First Boston Corp.	INR	25,000	393,947	392,763	1,184
Expiring 06/17/15	Credit Suisse First Boston Corp.	INR	12,000	189,304	188,526	778
Israeli Shekel,
Expiring 06/17/15	Citigroup Global Markets	ILS	3,150	791,059	791,737	(678)
Expiring 06/17/15	Citigroup Global Markets	ILS	3,000	749,867	754,036	(4,169)
Expiring 06/17/15	Citigroup Global Markets	ILS	2,600	652,021	653,498	(1,477)
Expiring 06/17/15	Citigroup Global Markets	ILS	950	236,684	238,778	(2,094)
Expiring 06/17/15	Citigroup Global Markets	ILS	800	200,304	201,076	(772)
Expiring 06/17/15	Citigroup Global Markets	ILS	350	87,103	87,971	(868)
Expiring 06/17/15	Citigroup Global Markets	ILS	300	74,468	75,404	(936)
Expiring 06/17/15	Credit Suisse First Boston Corp.	ILS	3,150	791,121	791,738	(617)
Expiring 06/17/15	Credit Suisse First Boston Corp.	ILS	3,000	749,874	754,036	(4,162)
Expiring 06/17/15	Credit Suisse First Boston Corp.	ILS	2,600	652,145	653,498	(1,353)
Expiring 06/17/15	Credit Suisse First Boston Corp.	ILS	950	236,695	238,778	(2,083)
Expiring 06/17/15	Credit Suisse First Boston Corp.	ILS	800	200,318	201,076	(758)
Expiring 06/17/15	Credit Suisse First Boston Corp.	ILS	350	87,109	87,971	(862)
Expiring 06/17/15	Credit Suisse First Boston Corp.	ILS	300	74,562	75,404	(842)
Malaysian Ringgit,
Expiring 06/17/15	Citigroup Global Markets	MYR	3,452	926,929	925,853	1,076
Expiring 06/17/15	Citigroup Global Markets	MYR	3,317	888,918	889,435	(517)
Expiring 06/17/15	Citigroup Global Markets	MYR	2,300	618,514	616,850	1,664
Expiring 06/17/15	Citigroup Global Markets	MYR	2,284	618,641	612,634	6,007
Expiring 06/17/15	Citigroup Global Markets	MYR	450	120,362	120,680	(318)
Expiring 06/17/15	Credit Suisse First Boston Corp.	MYR	3,452	926,929	925,853	1,076
Expiring 06/17/15	Credit Suisse First Boston Corp.	MYR	3,317	888,917	889,435	(518)
Expiring 06/17/15	Credit Suisse First Boston Corp.	MYR	2,300	618,513	616,850	1,663
Expiring 06/17/15	Credit Suisse First Boston Corp.	MYR	2,284	618,628	612,634	5,994
Expiring 06/17/15	Credit Suisse First Boston Corp.	MYR	450	120,362	120,680	(318)
Mexican Peso,
Expiring 06/17/15	Citigroup Global Markets	MXN	57,551	3,839,259	3,752,905	86,354
Expiring 06/17/15	Citigroup Global Markets	MXN	57,551	3,816,312	3,752,905	63,407
Expiring 06/17/15	Citigroup Global Markets	MXN	42,478	2,797,517	2,770,031	27,486
Expiring 06/17/15	Citigroup Global Markets	MXN	29,073	1,857,164	1,895,850	(38,686)
Expiring 06/17/15	Citigroup Global Markets	MXN	26,954	1,780,705	1,757,698	23,007
Expiring 06/17/15	Citigroup Global Markets	MXN	23,866	1,531,202	1,556,289	(25,087)
Expiring 06/17/15	Citigroup Global Markets	MXN	23,731	1,526,061	1,547,495	(21,434)
Expiring 06/17/15	Citigroup Global Markets	MXN	18,350	1,210,475	1,196,611	13,864
Expiring 06/17/15	Citigroup Global Markets	MXN	12,900	855,588	841,215	14,373
Expiring 06/17/15	Credit Suisse First Boston Corp.	MXN	42,478	2,797,500	2,770,031	27,469
Expiring 06/17/15	Credit Suisse First Boston Corp.	MXN	29,073	1,857,159	1,895,850	(38,691)
Expiring 06/17/15	Credit Suisse First Boston Corp.	MXN	26,954	1,780,701	1,757,698	23,003
Expiring 06/17/15	Credit Suisse First Boston Corp.	MXN	23,866	1,531,198	1,556,289	(25,091)
Expiring 06/17/15	Credit Suisse First Boston Corp.	MXN	23,731	1,525,727	1,547,495	(21,768)
Expiring 06/17/15	Credit Suisse First Boston Corp.	MXN	18,350	1,210,671	1,196,612	14,059
Expiring 06/17/15	Credit Suisse First Boston Corp.	MXN	12,900	855,652	841,215	14,437
New Taiwanese Dollar,
Expiring 06/17/15	Citigroup Global Markets	TWD	46,500	1,477,824	1,486,487	(8,663)
Expiring 06/17/15	Credit Suisse First Boston Corp.	TWD	46,500	1,477,824	1,486,488	(8,664)
Peruvian Nuevo Sol,
Expiring 06/17/15	Citigroup Global Markets	PEN	260	81,912	82,636	(724)
Expiring 06/17/15	Credit Suisse First Boston Corp.	PEN	260	81,912	82,636	(724)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Peruvian Nuevo Sol (cont’d.),
Expiring 06/17/15	Credit Suisse First Boston Corp.	PEN	100	$32,258	$31,844	$414
Expiring 06/17/15	Credit Suisse First Boston Corp.	PEN	100	31,761	31,844	(83)
Philippine Peso,
Expiring 06/17/15	Citigroup Global Markets	PHP	23,042	521,072	513,126	7,946
Expiring 06/17/15	Citigroup Global Markets	PHP	15,692	354,431	349,462	4,969
Expiring 06/17/15	Citigroup Global Markets	PHP	15,516	350,961	345,531	5,430
Expiring 06/17/15	Credit Suisse First Boston Corp.	PHP	23,042	521,073	513,127	7,946
Expiring 06/17/15	Credit Suisse First Boston Corp.	PHP	15,692	354,433	349,462	4,971
Expiring 06/17/15	Credit Suisse First Boston Corp.	PHP	15,516	350,961	345,531	5,430
Polish Zloty,
Expiring 06/17/15	Citigroup Global Markets	PLN	3,000	789,027	789,592	(565)
Expiring 06/17/15	Citigroup Global Markets	PLN	1,850	479,976	486,916	(6,940)
Expiring 06/17/15	Citigroup Global Markets	PLN	1,300	331,371	342,157	(10,786)
Expiring 06/17/15	Citigroup Global Markets	PLN	700	179,034	184,238	(5,204)
Expiring 06/17/15	Citigroup Global Markets	PLN	550	142,916	144,759	(1,843)
Expiring 06/17/15	Citigroup Global Markets	PLN	400	102,112	105,279	(3,167)
Expiring 06/17/15	Credit Suisse First Boston Corp.	PLN	3,000	789,301	789,593	(292)
Expiring 06/17/15	Credit Suisse First Boston Corp.	PLN	1,850	479,993	486,916	(6,923)
Expiring 06/17/15	Credit Suisse First Boston Corp.	PLN	1,300	331,355	342,157	(10,802)
Expiring 06/17/15	Credit Suisse First Boston Corp.	PLN	700	179,037	184,239	(5,202)
Expiring 06/17/15	Credit Suisse First Boston Corp.	PLN	550	142,917	144,758	(1,841)
Expiring 06/17/15	Credit Suisse First Boston Corp.	PLN	400	102,111	105,279	(3,168)
Singapore Dollar,
Expiring 06/17/15	Citigroup Global Markets	SGD	4,859	3,506,815	3,533,714	(26,899)
Expiring 06/17/15	Citigroup Global Markets	SGD	2,885	2,101,289	2,097,787	3,502
Expiring 06/17/15	Citigroup Global Markets	SGD	2,398	1,754,367	1,743,647	10,720
Expiring 06/17/15	Citigroup Global Markets	SGD	2,392	1,749,339	1,739,603	9,736
Expiring 06/17/15	Citigroup Global Markets	SGD	2,277	1,638,131	1,656,117	(17,986)
Expiring 06/17/15	Citigroup Global Markets	SGD	1,455	1,044,730	1,057,758	(13,028)
Expiring 06/17/15	Citigroup Global Markets	SGD	1,454	1,044,965	1,057,046	(12,081)
Expiring 06/17/15	Citigroup Global Markets	SGD	1,447	1,053,806	1,051,926	1,880
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	4,859	3,506,807	3,533,714	(26,907)
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	2,885	2,101,276	2,097,787	3,489
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	2,398	1,754,362	1,743,646	10,716
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	2,392	1,749,335	1,739,604	9,731
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	2,277	1,638,127	1,656,117	(17,990)
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	1,455	1,044,729	1,057,760	(13,031)
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	1,454	1,044,962	1,057,046	(12,084)
Expiring 06/17/15	Credit Suisse First Boston Corp.	SGD	1,447	1,053,803	1,051,926	1,877
South Korean Won,
Expiring 06/17/15	Citigroup Global Markets	KRW	1,895,000	1,692,201	1,703,800	(11,599)
Expiring 06/17/15	Citigroup Global Markets	KRW	800,000	720,271	719,282	989
Expiring 06/17/15	Citigroup Global Markets	KRW	530,000	478,217	476,524	1,693
Expiring 06/17/15	Citigroup Global Markets	KRW	260,000	229,330	233,766	(4,436)
Expiring 06/17/15	Citigroup Global Markets	KRW	120,000	105,451	107,893	(2,442)
Expiring 06/17/15	Credit Suisse First Boston Corp.	KRW	1,895,000	1,692,204	1,703,800	(11,596)
Expiring 06/17/15	Credit Suisse First Boston Corp.	KRW	800,000	720,271	719,282	989
Expiring 06/17/15	Credit Suisse First Boston Corp.	KRW	530,000	478,218	476,524	1,694
Expiring 06/17/15	Credit Suisse First Boston Corp.	KRW	260,000	229,330	233,766	(4,436)
Expiring 06/17/15	Credit Suisse First Boston Corp.	KRW	120,000	105,451	107,893	(2,442)
Thai Baht,
Expiring 06/17/15	Citigroup Global Markets	THB	1,000	30,093	30,631	(538)
Expiring 06/17/15	Citigroup Global Markets	THB	500	15,351	15,315	36
Expiring 06/17/15	Citigroup Global Markets	THB	500	15,255	15,315	(60)
Expiring 06/17/15	Credit Suisse First Boston Corp.	THB	2,000	60,920	61,263	(343)
Expiring 06/17/15	Credit Suisse First Boston Corp.	THB	1,000	30,562	30,631	(69)
Expiring 06/17/15	Credit Suisse First Boston Corp.	THB	1,000	30,544	30,632	(88)
Expiring 06/17/15	Credit Suisse First Boston Corp.	THB	1,000	30,093	30,631	(538)
Expiring 06/17/15	Credit Suisse First Boston Corp.	THB	500	15,351	15,315	36

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Thai Baht (cont’d.),
Expiring 06/17/15	Credit Suisse First Boston Corp.	THB	500	$15,255	$15,315	$(60)
Turkish Lira,
Expiring 06/17/15	Citigroup Global Markets	TRY	1,650	619,670	622,177	(2,507)
Expiring 06/17/15	Citigroup Global Markets	TRY	1,050	402,231	395,931	6,300
Expiring 06/17/15	Citigroup Global Markets	TRY	650	249,514	245,100	4,414
Expiring 06/17/15	Citigroup Global Markets	TRY	350	130,918	131,977	(1,059)
Expiring 06/17/15	Credit Suisse First Boston Corp.	TRY	1,650	619,733	622,177	(2,444)
Expiring 06/17/15	Credit Suisse First Boston Corp.	TRY	1,050	402,261	395,931	6,330
Expiring 06/17/15	Credit Suisse First Boston Corp.	TRY	650	249,527	245,100	4,427
Expiring 06/17/15	Credit Suisse First Boston Corp.	TRY	350	130,917	131,977	(1,060)

				$110,332,697	$110,313,384	19,313

						$(360,230)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2015.

Total return swap agreements outstanding at March 31, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Goldman Sachs & Co.	05/11/15	HKD 338	Pay or receive amounts based on market value fluctuation of HSCEI China Index	$424,578	$—	$424,578
Goldman Sachs & Co.	05/04/15	ILS 620	Pay or receive amounts based on market value fluctuation of TA25 INDEX	14,042	—	14,042
Morgan Stanley	04/16/16	BRL 97	Pay or receive amounts based on market value fluctuation of Bovespa Index	158,730	—	158,730
Morgan Stanley	04/25/15	TWD 5,240	Pay or receive amounts based on market value fluctuation of TAIEX Index	(19,100)	—	(19,100)
Morgan Stanley	04/16/16	PLN (15)	Pay or receive amounts based on market value fluctuation of WIG 20 Index	(16,839)	—	(16,839)

				$561,411	$—	$561,411

(1)	The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$12,093,327	$—	$—
Chile	3,780,770	—	—
China	410,159	46,344,240	280,604
Hong Kong	—	4,464,745	—
Hungary	—	493,348	—
India	14,968,235	—	—
Indonesia	—	6,778,257	—
Malaysia	1,389,410	6,890,536	—
Mexico	11,376,524	—	—
Peru	826,855	—	—
Poland	—	4,487,475	—
Russia	8,338,053	—	—
South Africa	338,245	17,567,865	—
South Korea	62,583	33,539,849	—
Taiwan	6,492,858	21,033,757	—
Thailand	—	4,539,605	—
Turkey	—	4,642,719	—
Preferred Stocks
Brazil	5,413,147	—	—
Affiliated Money Market Mutual Fund	29,928,056	—	—
Other Financial Instruments*
Futures	(34,806)	—	—
Foreign Forward Currency Contracts	—	(360,230)	—
Total Return Swaps	—	561,411	—

Total	$95,383,416	$150,983,577	$280,604

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 were as follows:

Banks	13.0%
Affiliated Money Market Mutual Fund (4.2% represents investments purchased with collateral from securities on loan)	12.5
Wireless Telecommunication Services	8.6
Semiconductors & Semiconductor Equipment	6.8
Technology Hardware, Storage & Peripherals	4.8
Oil, Gas & Consumable Fuels	4.7
Electric Utilities	3.9
Insurance	3.1
Airlines	2.9
Food Products	2.8
Electronic Equipment, Instruments & Components	2.8
IT Services	2.6
Diversified Financial Services	2.5
Automobiles	2.4
Pharmaceuticals	2.4
Chemicals	2.2
Construction & Engineering	1.9
Internet Software & Services	1.8
Transportation Infrastructure	1.7
Diversified Telecommunication Services	1.6
Real Estate Management & Development	1.6
Food & Staples Retailing	1.6
Media	1.5
Beverages	1.3

Personal Products	1.3%
Metals & Mining	1.2
Health Care Providers & Services	1.1
Capital Markets	1.0
Industrial Conglomerates	0.9
Specialty Retail	0.9
Trading Companies & Distributors	0.7
Marine	0.5
Real Estate Investment Trusts (REITs)	0.5
Consumer Finance	0.4
Construction Materials	0.4
Textiles, Apparel & Luxury Goods	0.3
Independent Power & Renewable Electricity Producers	0.3
Air Freight & Logistics	0.3
Diversified Consumer Services	0.3
Household Products	0.2
Software	0.2
Gas Utilities	0.2
Electrical Equipment	0.2
Distributors	0.2
Auto Components	0.2
Paper & Forest Products	0.1
Machinery	0.1
Multiline Retail	0.1

102.6
Liabilities in excess of other assets	(2.6)

100.0%

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.4%
COMMON STOCKS
Aerospace & Defense — 4.2%
Boeing Co. (The)	71,000	$10,655,680
General Dynamics Corp.	186,100	25,259,353
Honeywell International, Inc.	60,600	6,321,186
L-3 Communications Holdings, Inc.	77,100	9,698,409
Lockheed Martin Corp.	100,800	20,458,368
Northrop Grumman Corp.	177,300	28,538,208
Raytheon Co.	173,300	18,933,025
Textron, Inc.	58,300	2,584,439
United Technologies Corp.	82,700	9,692,440

		132,141,108

Air Freight & Logistics — 0.5%
FedEx Corp.	96,300	15,932,835

Airlines — 1.0%
Delta Air Lines, Inc.	358,800	16,131,648
Southwest Airlines Co.	380,100	16,838,430

		32,970,078

Auto Components — 0.8%
Delphi Automotive PLC (United Kingdom)	287,500	22,925,250
Goodyear Tire & Rubber Co. (The)	76,800	2,079,744

		25,004,994

Automobiles — 0.1%
General Motors Co.	42,700	1,601,250

Banks — 3.9%
Bank of America Corp.	383,800	5,906,682
Citigroup, Inc.	252,800	13,024,256
Comerica, Inc.	114,500	5,167,385
Fifth Third Bancorp	182,000	3,430,700
JPMorgan Chase & Co.	512,600	31,053,308
KeyCorp	485,600	6,876,096
PNC Financial Services Group, Inc. (The)	181,500	16,923,060
Regions Financial Corp.	224,700	2,123,415
Wells Fargo & Co.	715,600	38,928,640

		123,433,542

Beverages — 2.4%
Coca-Cola Co. (The)	669,900	27,164,445
Dr. Pepper Snapple Group, Inc.	259,300	20,349,864
Monster Beverage Corp.*	78,900	10,919,365
PepsiCo, Inc.	189,800	18,148,676

		76,582,350

Biotechnology — 4.2%
Amgen, Inc.	256,600	41,017,510
Biogen Idec, Inc.*	69,800	29,472,352
Celgene Corp.*(a)	155,800	17,960,624
Gilead Sciences, Inc.*	396,400	38,898,732
Vertex Pharmaceuticals, Inc.*	36,900	4,353,093

		131,702,311

Building Products — 0.2%
Allegion PLC	31,200	1,908,504
Masco Corp.	110,900	2,961,030

		4,869,534

Capital Markets — 1.5%
Ameriprise Financial, Inc.	98,000	12,822,320
Bank of New York Mellon Corp. (The)	96,700	3,891,208
BlackRock, Inc.	3,700	1,353,608

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Goldman Sachs Group, Inc. (The)	81,200	$15,263,164
Morgan Stanley	407,800	14,554,382

		47,884,682

Chemicals — 2.9%
CF Industries Holdings, Inc.	91,000	25,814,880
Dow Chemical Co. (The)	184,000	8,828,320
LyondellBasell Industries NV (Class A Stock)	376,900	33,091,820
Mosaic Co. (The)	31,100	1,432,466
PPG Industries, Inc.	98,000	22,102,920

		91,270,406

Communications Equipment — 0.8%
Cisco Systems, Inc.	893,900	24,604,597

Consumer Finance — 1.1%
Capital One Financial Corp.	235,400	18,554,228
Discover Financial Services	164,600	9,275,210
Navient Corp.	341,000	6,932,530

		34,761,968

Containers & Packaging — 0.3%
Avery Dennison Corp.	106,900	5,656,079
Owens-Illinois, Inc.*(a)	201,500	4,698,980

		10,355,059

Diversified Consumer Services — 0.1%
Graham Holdings Co.	1,000	1,049,630
H&R Block, Inc.	60,600	1,943,442

		2,993,072

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	308,100	44,464,992
Moody’s Corp.	19,500	2,024,100

		46,489,092

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	547,500	17,875,875
Verizon Communications, Inc.	514,400	25,015,272

		42,891,147

Electric Utilities — 2.2%
American Electric Power Co., Inc.	404,800	22,770,000
Duke Energy Corp.	29,100	2,234,298
Edison International	216,200	13,506,014
Entergy Corp.	269,600	20,891,304
Pinnacle West Capital Corp.	157,200	10,021,500

		69,423,116

Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	831,700	18,862,956
FLIR Systems, Inc.	46,800	1,463,904
TE Connectivity Ltd. (Switzerland)	352,400	25,238,888

		45,565,748

Energy Equipment & Services — 0.2%
Baker Hughes, Inc.	43,500	2,765,730
Nabors Industries Ltd.	311,400	4,250,610

		7,016,340

Food & Staples Retailing — 2.5%
CVS Health Corp.	285,900	29,507,739
Kroger Co. (The)	240,500	18,436,730

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Walgreens Boots Alliance, Inc.	86,000	$7,282,480
Wal-Mart Stores, Inc.	280,200	23,046,450

		78,273,399

Food Products — 2.0%
Archer-Daniels-Midland Co.	790,900	37,488,660
Hormel Foods Corp.	115,600	6,571,860
Mondelez International, Inc. (Class A Stock)	554,800	20,022,732

		64,083,252

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	13,300	616,189
Becton, Dickinson and Co.	6,822	979,571
Edwards Lifesciences Corp.*	164,100	23,377,686
Medtronic PLC	125,204	9,764,660

		34,738,106

Health Care Providers & Services — 6.0%
Aetna, Inc.	365,300	38,915,409
AmerisourceBergen Corp.	113,500	12,901,545
Anthem, Inc.	198,300	30,619,503
Cardinal Health, Inc.	254,400	22,964,688
CIGNA Corp.	181,900	23,545,136
Express Scripts Holding Co.*	7,000	607,390
Humana, Inc.	153,500	27,326,070
McKesson Corp.	13,600	3,076,320
UnitedHealth Group, Inc.	208,400	24,651,636
Universal Health Services, Inc. (Class B Stock)	37,500	4,414,125

		189,021,822

Hotels, Restaurants & Leisure — 0.3%
Royal Caribbean Cruises Ltd.	47,600	3,896,060
Wyndham Worldwide Corp.	70,600	6,387,182

		10,283,242

Household Durables — 0.4%
Harman International Industries, Inc.	40,600	5,425,378
Newell Rubbermaid, Inc.	59,900	2,340,293
Whirlpool Corp.	15,700	3,172,342

		10,938,013

Household Products — 1.6%
Kimberly-Clark Corp.	216,500	23,189,315
Procter & Gamble Co. (The)	337,100	27,621,974

		50,811,289

Industrial Conglomerates — 1.4%
3M Co.	139,900	23,076,505
Danaher Corp.	137,300	11,656,770
General Electric Co.	332,200	8,241,882

		42,975,157

Insurance — 3.3%
Allstate Corp. (The)	312,700	22,254,859
American International Group, Inc.	277,300	15,193,267
AON PLC	138,600	13,322,232
Assurant, Inc.	116,100	7,129,701
Chubb Corp. (The)	11,200	1,132,320
Hartford Financial Services Group, Inc. (The)	75,100	3,140,682
MetLife, Inc.	290,700	14,694,885
Travelers Cos., Inc. (The)	132,000	14,273,160

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Unum Group	359,000	$12,109,070

		103,250,176

Internet Software & Services — 1.7%
Akamai Technologies, Inc.*	48,800	3,466,996
Google, Inc. (Class C Stock)*	43,300	23,728,400
Google, Inc. (Class A Stock)*	41,300	22,909,110
Yahoo!, Inc.*	53,100	2,359,499

		52,464,005

IT Services — 2.2%
Automatic Data Processing, Inc.	46,700	3,999,388
Cognizant Technology Solutions Corp. (Class A Stock)*	93,700	5,845,943
Computer Sciences Corp.	208,200	13,591,296
Fidelity National Information Services, Inc.	252,600	17,191,956
Fiserv, Inc.*	74,500	5,915,300
International Business Machines Corp.	97,300	15,616,650
MasterCard, Inc. (Class A Stock)	22,700	1,961,053
Xerox Corp.	427,600	5,494,660

		69,616,246

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	53,700	2,231,235

Machinery — 1.0%
Cummins, Inc.	121,900	16,900,216
Ingersoll-Rand PLC	52,200	3,553,776
Parker Hannifin Corp.	55,700	6,616,046
Snap-on, Inc.	31,000	4,558,860

		31,628,898

Media — 1.6%
Comcast Corp. (Class A Stock)	134,600	7,600,862
DIRECTV*	47,400	4,033,740
Gannett Co., Inc.	44,600	1,653,768
Interpublic Group of Cos., Inc. (The)	149,600	3,309,152
Omnicom Group, Inc.(a)	44,200	3,446,716
Time Warner Cable, Inc.	63,700	9,547,356
Time Warner, Inc.	151,400	12,784,216
Viacom, Inc. (Class B Stock)	58,700	4,009,210
Walt Disney Co. (The)	41,700	4,373,913

		50,758,933

Multiline Retail — 1.0%
Dollar General Corp.*	168,000	12,663,840
Dollar Tree, Inc.*	63,200	5,128,364
Macy’s, Inc.	87,400	5,673,134
Nordstrom, Inc.	18,400	1,477,888
Target Corp.	83,700	6,869,259

		31,812,485

Multi-Utilities — 2.1%
Ameren Corp.	96,400	4,068,080
Consolidated Edison, Inc.	90,600	5,526,600
DTE Energy Co.	219,400	17,703,386
PG&E Corp.	243,100	12,901,317
Public Service Enterprise Group, Inc.	639,000	26,786,880

		66,986,263

Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp.	74,100	6,136,221
Chevron Corp.	144,500	15,169,610

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Exxon Mobil Corp.	356,100	$30,268,500
Marathon Oil Corp.	134,400	3,509,184
Marathon Petroleum Corp.	253,200	25,925,148
Newfield Exploration Co.*	517,100	18,145,039
Phillips 66	105,000	8,253,000
Valero Energy Corp.	460,000	29,265,200

		136,671,902

Pharmaceuticals — 7.2%
AbbVie, Inc.	785,600	45,989,024
Actavis PLC*	1	270
Bristol-Myers Squibb Co.	21,700	1,399,650
Eli Lilly & Co.	128,900	9,364,585
Johnson & Johnson	567,500	57,090,500
Merck & Co., Inc.	852,500	49,001,700
Pfizer, Inc.	1,651,077	57,440,969
Zoetis, Inc.	139,100	6,438,939

		226,725,637

Professional Services — 0.3%
Dun & Bradstreet Corp. (The)	64,200	8,240,712

Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	51,800	4,876,970
Boston Properties, Inc.	19,900	2,795,552
Crown Castle International Corp.	65,900	5,439,386
Equity Residential	67,000	5,216,620
HCP, Inc.	86,900	3,754,949
Health Care REIT, Inc.	68,000	5,260,480
ProLogis, Inc.	92,700	4,038,012
Public Storage	27,300	5,381,922
Simon Property Group, Inc.	65,900	12,892,676
Ventas, Inc.	55,800	4,074,516
Vornado Realty Trust	36,900	4,132,800

		57,863,883

Road & Rail — 0.9%
CSX Corp.	407,100	13,483,152
Union Pacific Corp.	148,600	16,094,866

		29,578,018

Semiconductors & Semiconductor Equipment — 3.9%
Broadcom Corp. (Class A Stock)	894,400	38,723,048
Intel Corp.	1,372,900	42,930,583
Lam Research Corp.	155,200	10,900,472
Micron Technology, Inc.*(a)	30,700	832,891
NVIDIA Corp.(a)	637,900	13,348,057
Texas Instruments, Inc.	271,800	15,542,883

		122,277,934

Software — 3.6%
CA, Inc.	87,100	2,840,331
Citrix Systems, Inc.*	167,000	10,666,290
Electronic Arts, Inc.*	357,900	21,049,889
Microsoft Corp.	1,371,300	55,750,201
Oracle Corp.	304,900	13,156,435
Symantec Corp.	359,700	8,404,391

		111,867,537

Specialty Retail — 5.0%
Bed Bath & Beyond, Inc.*(a)	41,900	3,216,873
Best Buy Co., Inc.	869,900	32,873,521
Gap, Inc. (The)	322,300	13,965,259

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Home Depot, Inc. (The)	280,000	$31,810,800
L Brands, Inc.	58,300	5,497,107
Lowe’s Cos., Inc.	396,600	29,503,074
Ross Stores, Inc.	64,200	6,764,112
Staples, Inc.	1,055,700	17,192,075
TJX Cos., Inc. (The)	166,700	11,677,335
Visa, Inc. (Class A Stock)	82,600	5,402,866

		157,903,022

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	953,400	118,631,562
Hewlett-Packard Co.	978,800	30,499,408
NetApp, Inc.	252,200	8,943,012
Western Digital Corp.	266,300	24,235,963

		182,309,945

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc. (Class B Stock)	18,600	1,866,138
PVH Corp.	21,900	2,333,664
Ralph Lauren Corp.	58,400	7,679,600
VF Corp.	95,500	7,192,105

		19,071,507

Tobacco — 1.0%
Altria Group, Inc.	297,300	14,870,946
Philip Morris International, Inc.	236,500	17,815,545

		32,686,491

TOTAL LONG-TERM INVESTMENTS (cost $2,571,890,370)		$2,942,562,338

SHORT-TERM INVESTMENT — 7.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $230,846,629; includes $33,022,845 of cash collateral for securities on loan)(b)(w)	230,846,629	230,846,629

TOTAL INVESTMENTS — 100.7% (cost $2,802,736,999)		3,173,408,967
Liabilities in excess of other assets(x) — (0.7)%		(23,005,196)

NET ASSETS — 100.0%		$3,150,403,771

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,468,120; cash collateral of $33,022,845 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Depreciation(1)(2)
Long Position:
1,706	S&P 500 E-Mini	Jun. 2015	$176,429,089	$175,786,240	$(642,849)

(1)	Cash of $7,847,600 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2015.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$132,141,108	$—	$—
Air Freight & Logistics	15,932,835	—	—
Airlines	32,970,078	—	—
Auto Components	25,004,994	—	—
Automobiles	1,601,250	—	—
Banks	123,433,542	—	—
Beverages	76,582,350	—	—
Biotechnology	131,702,311	—	—
Building Products	4,869,534	—	—
Capital Markets	47,884,682	—	—
Chemicals	91,270,406	—	—
Communications Equipment	24,604,597	—	—
Consumer Finance	34,761,968	—	—
Containers & Packaging	10,355,059	—	—
Diversified Consumer Services	2,993,072	—	—
Diversified Financial Services	46,489,092	—	—
Diversified Telecommunication Services	42,891,147	—	—
Electric Utilities	69,423,116	—	—
Electronic Equipment, Instruments & Components	45,565,748	—	—
Energy Equipment & Services	7,016,340	—	—
Food & Staples Retailing	78,273,399	—	—
Food Products	64,083,252	—	—
Health Care Equipment & Supplies	34,738,106	—	—
Health Care Providers & Services	189,021,822	—	—
Hotels, Restaurants & Leisure	10,283,242	—	—
Household Durables	10,938,013	—	—
Household Products	50,811,289	—	—
Industrial Conglomerates	42,975,157	—	—
Insurance	103,250,176	—	—
Internet Software & Services	52,464,005	—	—
IT Services	69,616,246	—	—
Life Sciences Tools & Services	2,231,235	—	—
Machinery	31,628,898	—	—
Media	50,758,933	—	—
Multiline Retail	31,812,485	—	—
Multi-Utilities	66,986,263	—	—
Oil, Gas & Consumable Fuels	136,671,902	—	—
Pharmaceuticals	226,725,637	—	—
Professional Services	8,240,712	—	—
Real Estate Investment Trusts (REITs)	57,863,883	—	—

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Road & Rail	$29,578,018	$—	$—
Semiconductors & Semiconductor Equipment	122,277,934	—	—
Software	111,867,537	—	—
Specialty Retail	157,903,022	—	—
Technology Hardware, Storage & Peripherals	182,309,945	—	—
Textiles, Apparel & Luxury Goods	19,071,507	—	—
Tobacco	32,686,491	—	—
Affiliated Money Market Mutual Fund	230,846,629	—	—
Other Financial Instruments*
Financial Futures Contracts	(642,849)	—	—

Total	$3,172,766,118	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contacts which are recorded at fair value.

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.8%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio*	1,243,639	$12,635,367
AST AQR Large-Cap Portfolio*	79,093,442	1,070,925,210
AST Boston Partners Large-Cap Value Portfolio*	12,831,285	234,170,954
AST ClearBridge Dividend Growth Portfolio*	17,859,184	239,134,472
AST Goldman Sachs Large-Cap Value Portfolio*	8,776,979	234,082,035
AST Goldman Sachs Mid-Cap Growth Portfolio*	2,342,714	18,507,444
AST Goldman Sachs Small-Cap Value Portfolio*	3,889,514	72,150,488
AST Goldman Sachs Strategic Income Portfolio*	24,984,473	240,600,479
AST Herndon Large-Cap Value Portfolio*	13,224,662	175,226,769
AST High Yield Portfolio*	24,449,795	210,268,236
AST International Growth Portfolio*	36,078,199	514,835,896
AST International Value Portfolio*	28,153,598	507,046,302
AST Jennison Large-Cap Growth Portfolio*	12,912,581	284,980,666
AST Large-Cap Value Portfolio*	10,336,873	233,303,226
AST Loomis Sayles Large-Cap Growth Portfolio*	10,195,216	338,787,027
AST Lord Abbett Core Fixed Income Portfolio*	38,224,088	464,804,907
AST MFS Growth Portfolio*	16,580,695	284,524,718
AST MFS Large-Cap Value Portfolio*	11,488,306	176,000,849
AST Mid-Cap Value Portfolio*	924,011	19,431,958
AST Money Market Portfolio*	50,749,336	50,749,336
AST Neuberger Berman Core Bond Portfolio*	23,003,231	252,345,442
AST Neuberger Berman Mid-Cap Growth Portfolio*	491,520	18,515,561
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	687,534	19,718,481
AST Parametric Emerging Markets Equity Portfolio*	1,254,345	10,624,303
AST PIMCO Limited Maturity Bond Portfolio*	9,027,847	94,341,003
AST Prudential Core Bond Portfolio*	109,518,242	1,248,507,962
AST QMA Emerging Markets Equity Portfolio*	800,381	7,723,675
AST QMA International Core Equity Portfolio*	23,961,818	254,714,121
AST QMA Large-Cap Portfolio*	77,442,721	1,073,356,116
AST Small-Cap Growth Opportunities Portfolio*	6,819,065	104,945,412
AST Small-Cap Growth Portfolio*	3,117,333	105,708,746
AST Small-Cap Value Portfolio*	6,943,157	152,749,449
AST T. Rowe Price Equity Income Portfolio*	8,970,210	117,509,754
AST T. Rowe Price Large-Cap Growth Portfolio*	9,567,179	225,307,074
AST T. Rowe Price Natural Resources Portfolio*	390,433	8,070,247

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Templeton Global Bond Portfolio*	23,137	$248,496
AST Western Asset Core Plus Bond Portfolio*	77,250,207	895,329,898
AST Western Asset Emerging Markets Debt Portfolio*	4,927,990	48,245,023

TOTAL LONG-TERM INVESTMENTS (cost $8,427,525,872)(w)		10,020,127,102

SHORT-TERM INVESTMENTS — 9.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 9.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,060,898,856)(w)	1,060,898,856	1,060,898,856

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
0.025%	06/18/15	400	399,986
0.045%	06/18/15	300	299,990
0.065%	09/17/15	600	599,719
0.075%	09/17/15	500	499,766
0.079%	06/18/15	200	199,994
0.101%	06/18/15	250	249,992
0.151%	09/17/15	39,200	39,181,615

TOTAL U.S. TREASURY OBLIGATIONS (cost $41,421,898)			41,431,062

TOTAL SHORT-TERM INVESTMENTS (cost $1,102,320,754)			1,102,329,918

TOTAL INVESTMENTS — 99.7% (cost $9,529,846,626)			11,122,457,020
Other assets in excess of liabilities(x) — 0.3%			34,107,907

NET ASSETS — 100.0%			$11,156,564,927

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,054	2 Year U.S. Treasury Notes	Jun. 2015	$230,289,224	$230,990,688	$701,464

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts open at March 31, 2015 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
2,091	10 Year U.S. Treasury Notes	Jun. 2015	$266,411,360	$269,542,969	$3,131,609
200	CAC40 10 Euro	Apr. 2015	10,853,530	10,829,875	(23,655)
39	DAX Index	Jun. 2015	12,677,348	12,591,382	(85,966)
1,980	Euro STOXX 50	Jun. 2015	76,784,072	77,303,499	519,427
147	FTSE 100 Index	Jun. 2015	14,677,540	14,668,818	(8,722)
222	Russell 2000 Mini Index	Jun. 2015	27,217,200	27,725,580	508,380
3,083	S&P 500 E-Mini	Jun. 2015	318,848,141	317,672,320	(1,175,821)
140	S&P 500 Index	Jun. 2015	72,397,500	72,128,000	(269,500)
321	TOPIX Index	Jun. 2015	40,655,272	41,311,002	655,730

					$3,952,946

(1) U.S. Treasury securities with a combined market value of $41,431,062 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$11,081,025,958	$—	$—
U.S. Treasury Obligations	—	41,431,062	—
Other Financial Instruments*
Financial Futures Contracts	3,952,946	—	—

Total	$11,084,978,904	$41,431,062	$—

*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value
at 03/31/15
Equity contracts	$119,873
Interest rate contracts	3,833,073

Total	$3,952,946

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 75.0%
COMMON STOCKS — 20.6%
Aerospace & Defense — 0.4%
Honeywell International, Inc.	43,375	$4,524,446
Precision Castparts Corp.	13,036	2,737,560
Raytheon Co.	21,765	2,377,826

		9,639,832

Air Freight & Logistics — 0.3%
Deutsche Post AG (Germany)	177,231	5,521,590
FedEx Corp.	15,430	2,552,893

		8,074,483

Airlines — 0.2%
Southwest Airlines Co.	36,100	1,599,230
United Continental Holdings, Inc.*	35,600	2,394,100

		3,993,330

Auto Components — 0.1%
Lear Corp.	11,600	1,285,512

Automobiles — 0.2%
Mazda Motor Corp. (Japan)	210,500	4,265,116

Banks — 2.6%
Bank of America Corp.	359,186	5,527,872
Citigroup, Inc.	281,576	14,506,796
East West Bancorp, Inc.	51,838	2,097,366
HDFC Bank Ltd. (India)	177,915	2,911,001
ING Groep NV (Netherlands), CVA*	436,735	6,397,259
JPMorgan Chase & Co.	200,210	12,128,722
KBC Groep NV (Belgium)*	96,066	5,937,080
Societe Generale SA (France)	65,260	3,150,872
SunTrust Banks, Inc.	73,770	3,031,209
U.S. Bancorp	120,275	5,252,409
Wells Fargo & Co.	20,230	1,100,512

		62,041,098

Beverages — 0.3%
Dr. Pepper Snapple Group, Inc.	45,700	3,586,536
Molson Coors Brewing Co. (Class B Stock)	32,900	2,449,405

		6,035,941

Biotechnology — 0.3%
Alkermes PLC*	59,950	3,655,152
Amgen, Inc.	26,800	4,283,980

		7,939,132

Building Products — 0.2%
Cie de Saint-Gobain (France)	113,368	4,977,664

Capital Markets — 0.3%
American Capital Ltd.*(a)	238,096	3,521,440
Goldman Sachs Group, Inc. (The)	13,150	2,471,805
Uranium Participation Corp. (Canada)*	8,500	37,784

		6,031,029

Chemicals — 0.2%
Advanced Emissions Solutions, Inc.*	2,840	48,564
Cabot Corp.	13,630	613,350
Dow Chemical Co. (The)	16,100	772,478
Huntsman Corp.	45,139	1,000,732
Syngenta AG (Switzerland)	8,260	2,806,158

		5,241,282

Communications Equipment — 0.3%
Brocade Communications Systems, Inc.	164,598	1,952,955

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Cisco Systems, Inc.	135,730	$3,735,968
QUALCOMM, Inc.	24,990	1,732,807

		7,421,730

Construction & Engineering — 0.1%
AECOM*(a)	54,400	1,676,608

Consumer Finance — 0.5%
Ally Financial, Inc.*	17,419	365,451
Capital One Financial Corp.	67,184	5,295,443
Discover Financial Services	66,590	3,752,347
SLM Corp.	201,600	1,870,848

		11,284,089

Containers & Packaging — 0.1%
Packaging Corp. of America	20,613	1,611,730

Diversified Consumer Services — 0.2%
H&R Block, Inc.	120,377	3,860,490
Service Corp. International	78,452	2,043,675

		5,904,165

Diversified Financial Services
NASDAQ OMX Group, Inc. (The)	10,700	545,058

Diversified Telecommunication Services
Level 3 Communications, Inc.*	16,340	879,746

Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity Ltd. (Switzerland)	3,260	233,481
Zebra Technologies Corp. (Class A Stock)*	12,628	1,145,549

		1,379,030

Energy Equipment & Services — 0.2%
Atwood Oceanics, Inc.	20,600	579,066
Halliburton Co.	9,980	437,922
Schlumberger Ltd.	43,200	3,604,608
Weatherford International PLC*(a)	57,220	703,806

		5,325,402

Food & Staples Retailing — 0.4%
CVS Health Corp.	71,825	7,413,058
Kroger Co. (The)	3,330	255,278
Wal-Mart Stores, Inc.	20,650	1,698,463

		9,366,799

Food Products
Pilgrim’s Pride Corp.(a)	15,500	350,145
Tyson Foods, Inc. (Class A Stock)	16,400	628,120

		978,265

Health Care Equipment & Supplies
Medtronic PLC	3,100	241,769

Health Care Providers & Services — 1.1%
Aetna, Inc.	47,600	5,070,828
Centene Corp.*	40,800	2,884,152
CIGNA Corp.	27,200	3,520,768
Express Scripts Holding Co.*	7,800	676,806
Humana, Inc.	10,800	1,922,616
Laboratory Corp. of America Holdings*	20,260	2,554,583
McKesson Corp.	13,690	3,096,678
UnitedHealth Group, Inc.	34,200	4,045,518
Universal Health Services, Inc. (Class B Stock)	23,468	2,762,418

		26,534,367

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Technology — 0.2%
Cerner Corp.*	57,102	$4,183,293

Hotels, Restaurants & Leisure — 0.5%
Amaya Gaming Group, Inc. (Canada)*	18,376	430,908
Amaya, Inc. (Canada)*	40,785	956,389
Carnival Corp.	56,272	2,692,052
Las Vegas Sands Corp.	68,594	3,775,414
Sands China Ltd. (Hong Kong)	1,035,600	4,282,450

		12,137,213

Household Durables — 0.3%
Newell Rubbermaid, Inc.	198,261	7,746,057

Industrial Conglomerates — 0.3%
3M Co.	33,775	5,571,186
General Electric Co.	109,687	2,721,334

		8,292,520

Insurance — 1.1%
American International Group, Inc.	136,566	7,482,451
AXA SA (France)	236,245	5,946,070
Delta Lloyd NV (Netherlands)	242,403	4,571,674
Tokio Marine Holdings, Inc. (Japan)	139,400	5,261,908
Travelers Cos., Inc. (The)	23,725	2,565,384

		25,827,487

Internet & Catalog Retail
Priceline Group, Inc. (The)*	900	1,047,735

Internet Software & Services — 1.0%
Baidu, Inc. (China), ADR*	13,661	2,846,952
Facebook, Inc. (Class A Stock)*	39,150	3,218,717
Google, Inc. (Class A Stock)*	5,130	2,845,611
Google, Inc. (Class C Stock)*	21,828	11,961,744
MercadoLibre, Inc. (Argentina)	15,131	1,853,850

		22,726,874

IT Services — 0.4%
Alliance Data Systems Corp.*	1,500	444,375
Amdocs Ltd.	29,892	1,626,125
Cognizant Technology Solutions Corp. (Class A Stock)*	16,100	1,004,479
DST Systems, Inc.	4,405	487,678
MasterCard, Inc. (Class A Stock)	46,700	4,034,413
Total System Services, Inc.	33,658	1,284,053

		8,881,123

Machinery — 0.1%
Parker-Hannifin Corp.	14,180	1,684,300
WABCO Holdings, Inc.*	12,900	1,585,152

		3,269,452

Media — 1.1%
Cengage Learning Holdings II	6,514	146,565
Comcast Corp. (Class A Stock)	200,847	11,341,830
Discovery Communications, Inc. (Class A Stock)*(a)	126,343	3,886,311
Discovery Communications, Inc. (Class C Stock)*	42,721	1,259,202
Omnicom Group, Inc.	12,300	959,154
Time Warner, Inc.	96,681	8,163,744

		25,756,806

Metals & Mining — 0.3%
Concrete Investments II (Luxembourg)*	2,494	—

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Constellium NV (Netherlands) (Class A Stock)*	19,987	$406,136
Rio Tinto PLC (United Kingdom)	152,170	6,274,987

		6,681,123

Multiline Retail — 0.1%
Macy’s, Inc.	22,200	1,441,002

Multi-Utilities
Public Service Enterprise Group, Inc.	19,600	821,632

Oil, Gas & Consumable Fuels — 1.4%
BP PLC (United Kingdom), ADR	65,370	2,556,621
Chevron Corp.	88,546	9,295,559
Exxon Mobil Corp.	8,745	743,325
Hess Corp.	22,608	1,534,405
Marathon Petroleum Corp.	10,720	1,097,621
PBF Energy, Inc. (Class A Stock)	16,990	576,301
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	288,385	8,575,693
Suncor Energy, Inc. (Canada)	97,735	2,858,749
Tesoro Corp.	6,932	632,822
Total SA (France)	100,557	4,998,368

		32,869,464

Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (Canada)*	5,735	15,803
Domtar Corp.	35,150	1,624,633
Louisiana-Pacific Corp.*(a)	202,279	3,339,626

		4,980,062

Pharmaceuticals — 2.2%
AbbVie, Inc.	93,351	5,464,768
Actavis PLC*	37,897	11,278,905
AstraZeneca PLC (United Kingdom)	132,345	9,081,271
AstraZeneca PLC (United Kingdom), ADR	33,400	2,285,562
Bristol-Myers Squibb Co.	19,925	1,285,163
Johnson & Johnson	7,720	776,632
Kyowa Hakko Kirin Co. Ltd. (Japan)	73,000	951,542
Merck & Co., Inc.	10,004	575,030
Novo Nordisk A/S (Denmark) (Class B Stock)	111,581	5,956,616
Pfizer, Inc.	7,000	243,530
Shire PLC (Ireland), ADR	9,200	2,201,468
Teva Pharmaceutical Industries Ltd. (Israel), ADR	196,891	12,266,309

		52,366,796

Road & Rail — 0.1%
Norfolk Southern Corp.	14,300	1,471,756
Union Pacific Corp.	5,600	606,536

		2,078,292

Semiconductors & Semiconductor Equipment — 0.5%
ASML Holding NV (Netherlands)	13,021	1,320,057
Intel Corp.	141,440	4,422,829
Micron Technology, Inc.*(a)	150,670	4,087,677
NVIDIA Corp.	46,900	981,383

		10,811,946

Software — 0.2%
Microsoft Corp.	72,810	2,960,091

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Oracle Corp.	44,270	$1,910,251

		4,870,342

Specialty Retail — 0.9%
AutoZone, Inc.*	13,483	9,197,563
Home Depot, Inc. (The)	32,300	3,669,603
Lowe’s Cos., Inc.	82,100	6,107,419
Ross Stores, Inc.	18,066	1,903,434

		20,878,019

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	74,415	9,259,458
EMC Corp.	117,170	2,994,865
Hewlett-Packard Co.	73,355	2,285,742
Western Digital Corp.	43,800	3,986,238

		18,526,303

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.*	5,900	429,933
Fossil Group, Inc.*(a)	10,000	824,500

		1,254,433

Tobacco — 0.5%
Imperial Tobacco Group PLC (United Kingdom)	266,288	11,681,010

Trading Companies & Distributors — 0.3%
HD Supply Holdings, Inc.*	23,980	747,097
WESCO International, Inc.*(a)	80,110	5,598,888

		6,345,985

TOTAL COMMON STOCKS (cost $435,739,999)		488,148,146

EXCHANGE TRADED FUNDS — 9.7%
Consumer Staples Select Sector SPDR Fund	634,737	30,937,081
Energy Select Sector SPDR Fund(a)	256,398	19,891,357
Financial Select Sector SPDR Fund(a)	2,836,608	68,390,619
iShares 0-5 Year TIPS Bond ETF	1	99
iShares 10-20 Year Treasury Bond ETF	1	139
iShares 1-3 Year Treasury Bond ETF	1	85
iShares 20+ Year Treasury Bond ETF(a)	54,129	7,074,119
iShares 3-7 Year Treasury Bond ETF	1	124
iShares 7-10 Year Treasury Bond ETF	1	108
iShares Agency Bond ETF	1	115
iShares Core U.S. Treasury Bond ETF	1	26
iShares MSCI EMU ETF(a)	1,935,397	74,667,616
iShares Short Treasury Bond ETF	1	110
iShares TIPS Bond ETF	1	114
Technology Select Sector SPDR Fund	677,932	28,093,502
Utilities Select Sector SPDR Fund	7,900	350,997

TOTAL EXCHANGE TRADED FUNDS (cost $224,225,637)		229,406,211

PREFERRED STOCKS — 0.9%
Automobiles — 0.2%
Porsche Automobil Holding SE (Germany) (PRFC)	32,130	3,146,427
Volkswagen AG (Germany) (PRFC)	9,849	2,611,969

		5,758,396

Consumer Finance — 0.2%
Ally Financial, Inc., 7.000%	228,315	4,790,038

	Shares	Value
PREFERRED STOCKS (Continued)
Consumer Finance (cont’d.)
Ally Financial, Inc., Series A, 8.500%	8,308	$221,574

		5,011,612

Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 8.125%	64,707	1,698,559
RBS Capital Funding Trust VII (Netherlands), Series G, 6.080%	14,930	369,816

		2,068,375

Hotels, Restaurants & Leisure — 0.2%
Amaya, Inc. (Canada)*	3,087	3,399,100

Metals & Mining
Concrete Investments II (Luxembourg)*	2,494	343,923

Oil, Gas & Consumable Fuels
Chesapeake Energy Corp., 5.750%	348	304,460

Technology Hardware, Storage & Peripherals — 0.2%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	5,415	5,376,865

TOTAL PREFERRED STOCKS (cost $20,827,454)		22,262,731

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.0%
Collateralized Loan Obligations — 0.4%
ALM VIII Ltd. (Cayman Islands),
Series 2013-8A, Class B, 144A
3.007%(c)	01/20/26	250	241,981
Series 2013-8A, Class C, 144A
3.457%(c)	01/20/26	250	235,867
Series 2013-8A, Class D, 144A
4.757%(c)	01/20/26	250	220,970
ALM XIV Ltd. (Cayman Islands),
Series 2014-14A, Class C, 144A
3.681%(c)	07/28/26	250	241,186
Series 2014-14A, Class D, 144A
5.106%(c)	07/28/26	250	224,555
Atlas Sr. Loan Fund V Ltd. (Cayman Islands),
Series 2014-1A, Class C, 144A
3.254%(c)	07/16/26	250	248,709
Series 2014-1A, Class D, 144A
3.704%(c)	07/16/26	250	239,554
Battalion CLO IV Ltd. (Cayman Islands),
Series 2013-4A, Class C, 144A
3.582%(c)	10/22/25	250	238,101
Benefit Street Partners CLO IV Ltd. (Cayman Islands),
Series 2014-IVA, Class C, 144A
3.757%(c)	07/20/26	500	471,759
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2012-2AR, Class ER, 144A
6.357%(c)	07/20/23	250	243,617
Cedar Funding III CLO Ltd. (Cayman Islands),
Series 2014-3A, Class C, 144A
3.061%(c)	05/20/26	250	245,744
Series 2014-3A, Class D, 144A
3.811%(c)	05/20/26	250	241,018
CIFC Funding Ltd. (Cayman Islands),
Series 2014-3A, Class C1, 144A
3.057%(c)	07/22/26	250	244,406

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Series 2014-3A, Class D, 144A
3.657%(c)	07/22/26	250	$240,876
Flatiron CLO Ltd. (Cayman Islands),
Series 2013-1A, Class C, 144A
3.857%(c)	01/17/26	500	482,155
Galaxy XVIII CLO Ltd. (Cayman Islands),
Series 2014-18A, Class C1, 144A
3.234%(c)	10/15/26	250	248,666
Highbridge Loan Management Ltd. (Cayman Islands),
Series 4A-2014, Class B, 144A
3.256%(c)	07/28/25	250	248,696
Jamestown CLO IV Ltd. (Cayman Islands),
Series 2014-4A, Class C, 144A
3.753%(c)	07/15/26	250	241,706
LCM X LP (Cayman Islands),
Series 10AR, Class ER, 144A
5.753%(c)	04/15/22	1,000	952,445
Madison Park Funding VIII Ltd. (Cayman Islands),
Series 2012-8AR, Class CR, 144A
3.057%(c)	04/22/22	250	246,279
Series 2012-8AR, Class DR, 144A
4.107%(c)	04/22/22	250	249,987
Madison Park Funding XIV Ltd. (Cayman Islands),
Series 2014-14A, Class D, 144A
3.857%(c)	07/20/26	250	244,015
Octagon Investment Partners XII Ltd. (Cayman Islands),
Series 2012-1AR, Class ER, 144A
5.755%(c)	05/05/23	250	241,109
Octagon Investment Partners XX Ltd. (Cayman Islands),
Series 2014-1A, Class D, 144A
3.908%(c)	08/12/26	250	233,591
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B, 144A
2.778%(c)	10/17/22	250	239,923
Series 2014-1A, Class C, 144A
4.078%(c)	10/17/22	250	244,977
TICP CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class A1A, 144A
1.681%(c)	07/20/26	250	248,665
Voya CLO Ltd. (Cayman Islands),
Series 2014-3A, Class C, 144A
3.856%(c)	07/25/26	250	234,996
Washington Mill CLO Ltd. (Cayman Islands),
Series 2014-1A, Class C, 144A
3.257%(c)	04/20/26	250	248,728
WhiteHorse IX Ltd. (Cayman Islands),
Series 2014-9A, Class C, 144A
2.957%(c)	07/17/26	250	238,245

			8,422,526

Non-Residential Mortgage-Backed Securities — 2.1%
Access Group, Inc.,
Series 2004-A, Class A2
0.516%(c)	04/25/29	1,157	1,137,287
Series 2005-A, Class A2
0.476%(c)	04/27/26	121	120,655
Series 2007-1, Class A2
0.286%(c)	04/25/17	145	144,962

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
American Credit Acceptance Receivables Trust,
Series 2014-3, Class A, 144A
0.990%	08/10/18	1,303	$1,302,104
American Express Credit Account Master Trust,
Series 2012-2, Class C, 144A
1.290%	03/15/18	1,410	1,411,308
AmeriCredit Automobile Receivables Trust,
Series 2011-2, Class D
4.000%	05/08/17	300	302,374
Series 2011-3, Class C
2.860%	01/09/17	197	197,664
Series 2012-3, Class D
3.030%	07/09/18	900	919,634
Series 2012-5, Class B
1.120%	11/08/17	1,100	1,102,917
Carfinance Capital Auto Trust,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	56	55,724
Series 2013-2A, Class A, 144A
1.750%	11/15/17	151	151,656
Series 2014-1A, Class A, 144A
1.460%	12/17/18	224	223,497
Chase Issuance Trust,
Series 2012-A7, Class A7
2.160%	09/16/24	750	740,731
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%	07/15/21	1,930	1,962,598
College Loan Corp. Trust I,
Series 2004-1, Class A4
0.446%(c)	04/25/24	1,400	1,392,145
CPS Auto Receivables Trust,
Series 2011-B, Class B, 144A
5.680%	09/17/18	87	88,578
DT Auto Owner Trust,
Series 2012-2A, Class D, 144A
4.350%	03/15/19	1,291	1,300,386
Exeter Automobile Receivables Trust,
Series 2012-2A, Class B, 144A
2.220%	12/15/17	200	200,426
Series 2013-1A, Class B, 144A
2.410%	05/15/18	400	401,617
Series 2014-1A, Class A, 144A
1.290%	05/15/18	1,015	1,015,457
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	126	126,217
Series 2013-3A, Class A2, 144A
0.890%	09/15/17	362	362,227
Series 2014-1A, Class A2, 144A
0.800%	02/15/18	248	247,634
Flagship Credit Auto Trust,
Series 2014-1, Class A, 144A
1.210%	04/15/19	256	255,787
Ford Credit Floorplan Master Owner Trust A,
Series 2013-1, Class C
1.370%	01/15/18	700	701,823
Series 2013-1, Class D
1.820%	01/15/18	1,300	1,306,128

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2013-3, Class D
1.740%	06/15/17	2,500	$2,503,645
KeyCorp Student Loan Trust,
Series 2006-A, Class 2A3
0.459%(c)	06/27/29	440	438,366
Series 2006-A, Class 2A4
0.579%(c)	09/27/35	965	933,847
Northstar Education Finance, Inc.,
Series 2006-A, Class A3
0.472%(c)	05/28/26	360	360,211
Prestige Auto Receivables Trust,
Series 2013-1A, Class A2, 144A
1.090%	02/15/18	249	249,040
Santander Drive Auto Receivables Trust,
Series 2011-1, Class D
4.010%	02/15/17	1,834	1,849,685
Series 2011-3, Class D
4.230%	05/15/17	400	407,430
Series 2012-1, Class C
3.780%	11/15/17	1,479	1,491,922
Series 2012-2, Class C
3.200%	02/15/18	569	573,471
Series 2012-2, Class D
3.870%	02/15/18	300	308,018
Series 2012-3, Class D
3.640%	05/15/18	1,300	1,337,297
Series 2012-4, Class B
1.830%	03/15/17	164	164,246
Series 2012-4, Class C
2.940%	12/15/17	2,700	2,737,978
Series 2012-4, Class D
3.500%	06/15/18	600	615,683
Series 2012-AA, Class C, 144A
1.780%	11/15/18	800	802,758
Series 2013-2, Class C
1.950%	03/15/19	1,000	1,005,713
Series 2013-3, Class C
1.810%	04/15/19	450	450,671
Series 2013-A, Class B, 144A
1.890%	10/15/19	400	402,294
Series 2013-A, Class C, 144A
3.120%	10/15/19	700	717,251
Series 2014-1, Class B
1.590%	10/15/18	690	692,228
Series 2014-1, Class C
2.360%	04/15/20	480	483,859
Series 2014-2, Class C
2.330%	11/15/19	430	431,872
Series 2014-5, Class C
2.460%	06/15/20	750	754,274
SLM Private Credit Student Loan Trust,
Series 2003-A, Class A2
0.711%(c)	09/15/20	1,557	1,548,807
Series 2003-B, Class A2
0.671%(c)	03/15/22	1,392	1,381,251
Series 2003-C, Class A2
0.661%(c)	09/15/20	297	294,797
Series 2004-A, Class A2
0.471%(c)	03/16/20	309	308,970

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2004-B, Class A2
0.471%(c)	06/15/21	974	$968,331
Series 2005-B, Class A2
0.451%(c)	03/15/23	914	906,628
Series 2006-B, Class A4
0.451%(c)	03/15/24	2,232	2,212,376
SLM Private Education Loan Trust,
Series 2010-A, Class 1A, 144A
3.200%(c)	05/16/44	553	571,335
Series 2011-C, Class A1, 144A
1.572%(c)	12/15/23	362	363,468
Series 2012-A, Class A1, 144A
1.573%(c)	08/15/25	898	906,392
Series 2012-B, Class A1, 144A
1.272%(c)	12/15/21	221	221,919
Series 2012-D, Class A1, 144A
1.222%(c)	06/15/23	439	440,320
Series 2012-E, Class A1, 144A
0.922%(c)	10/16/23	757	759,220
Series 2013-A, Class A1, 144A
0.772%(c)	08/15/22	854	854,425
Series 2013-B, Class A1, 144A
0.822%(c)	07/15/22	1,057	1,058,887
Series 2013-C, Class A1, 144A
1.025%(c)	02/15/22	688	690,670

			50,371,091

Residential Mortgage-Backed Securities — 0.5%
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE1, Class 1A3
0.498%(c)	12/25/35	1,194	1,185,750
Countrywide Asset-Backed Certificates,
Series 2004-12, Class MV3
1.161%(c)	03/25/35	750	737,153
Series 2004-6, Class 2A5
0.951%(c)	11/25/34	204	196,422
Series 2004-15, Class MV2
0.708%(c)	05/25/35	161	157,872
First Franklin Mortgage Loan Trust,
Series 2005-FF4, Class M1
0.601%(c)	05/25/35	280	278,394
HLSS Servicer Advance Receivables Backed Notes,
Series 2013-T2, Class A2, 144A
1.147%	05/16/44	2,500	2,496,500
Series 2013-T2, Class B2, 144A
1.495%	05/16/44	400	399,760
HLSS Servicer Advance Receivables Trust,
Series 2012-T2, Class A2, 144A
1.990%	10/15/45	1,000	997,800
Series 2012-T2, Class B2, 144A
2.480%	10/15/45	200	200,000
Series 2013-T1, Class A2, 144A
1.495%	01/16/46	1,600	1,591,200
Home Equity Asset Trust,
Series 2005-5, Class M1
0.651%(c)	11/25/35	874	870,932
JPMorgan Mortgage Acquisition Corp.,
Series 2005-OPT2, Class A1B
0.461%(c)	12/25/35	170	166,793

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Park Place Securities, Inc.,
Series 2005-WHQ2, Class A1B
0.441%(c)	05/25/35	658	$656,483
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WWF1, Class M2
1.191%(c)	12/25/34	297	297,744
Series 2005-WCW3, Class A2C
0.551%(c)	08/25/35	89	88,297
RAAC Series Trust,
Series 2006-SP1, Class A2
0.361%(c)	09/25/45	153	152,393
Trade MAPS 1 Ltd. (Ireland),
Series 2013-1A, Class A, 144A
0.875%(c)	12/10/18	2,180	2,178,764

			12,652,257

TOTAL ASSET-BACKED SECURITIES (cost $71,468,669)			71,445,874

BANK LOANS(c) — 1.3%
Aerospace & Defense — 0.1%
Accudyne Industries Borrower SCA (Luxembourg),
Refinancing Term Loan
4.000%	12/13/19	366	346,769
Sequa Corp.,
Initial Term Loan
5.250%	06/19/17	581	540,441

			887,210

Air Freight & Logistics
Ceva Group PLC,
Pre-Funded L/C Loan
6.500%	03/12/21	228	213,022
Ceva Intercompany BV,
Dutch BV Term Loan
6.500%	03/19/21	238	222,396
Ceva Logistics Canada, ULC,
Canadian Term Loan
6.500%	03/19/21	41	38,344
Ceva Logistics U.S. Holdings, Inc.,
US Term Loan
6.500%	03/12/21	328	306,753

			780,515

Airlines
Northwest Air,
Participation Loan B757-200
1.634%	09/10/18	187	178,823
Participation Loan B757-300
1.634%	03/10/17	92	88,019
2.254%	03/10/17	174	169,433

			436,275

Building Products
Stardust Finance Holdings, Inc.,
Senior Lien Term Loan
6.500%	02/25/22	227	226,339

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Chemicals
Macdermid, Inc.,
Tranche Term Loan B-2
4.750%	06/07/20	93	$92,999
Oxea Finance LLC,
Term Loan (Second Lien)
8.250%	07/15/20	225	208,125

			301,124

Commercial Services & Supplies — 0.1%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
4.750%	11/26/20	174	169,113
Hertz Corp. (The),
Tranche Term Loan B-1
4.000%	03/11/18	165	163,880
Tranche Term Loan B-2
3.500%	03/11/18	698	694,924
Spin Holdco Inc.,
Initial Term Loan (First Lien)
4.250%	11/02/19	483	480,139

			1,508,056

Containers & Packaging
Onex Wizard Acquisition Company II S.C.A.,
Initial Dollar Term Loan
5.250%	01/28/22	325	327,639

Diversified Consumer Services — 0.1%
Travelport Finance Sarl (Luxembourg),
Initial Term Loan
5.750%	08/13/21	1,117	1,126,417

Diversified Telecommunication Services
Zayo Group LLC,
Term Loan
4.000%	07/02/19	603	603,201

Electric Utilities
Energy Future Intermediate Holding Co. LLC,
Term Loan
4.250%	06/19/16	401	402,351
Texas Competitive Electric Holdings Co. LLC,
2017 Term Loan (Extending)
4.662%	10/10/17	643	384,055

			786,406

Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc.,
2021 Term Loan D
4.250%	01/27/21	473	475,134
Ortho-Clinical Diagnostics,
Initial Term Loan
4.750%	06/30/21	750	742,503
Surgery Center Holdings, Inc.,
Initial Term Loan (First Lien)
5.250%	11/03/20	149	148,985
Tenet Healthcare Corp.,
Term Loan
4.250%	03/25/16	445	—
4.500%	03/22/16	1,425	1,417,875
4.500%	03/25/16	150	—

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)
Health Care Providers & Services (cont’d.)
				$2,784,497

Hotels, Restaurants & Leisure — 0.2%
Amaya Holdings BV,
Initial Term Loan B (First Lien)
5.000%	08/01/21	103		101,605
Initial Term Loan B (Second Lien)
8.000%	08/01/22	1,536		1,530,639
Caesars Entertainment Resort Property LLC,
Term Loan B-7
9.250%	10/11/20	2,090		1,976,534
Diamond Resorts Corp.,
Term Loan
5.500%	05/09/21	435		436,819
Hilton Worldwide Finance LLC,
Initial Term Loan
3.500%	10/10/20	—	(r)	1
La Quinta Intermediate Holdings LLC,
Initial Term Loan
4.000%	04/14/21	574		575,082
Station Casinos LLC,
Term Loan B
4.250%	03/01/20	656		657,649

				5,278,329

Independent Power & Renewable Electricity Producers
Calpine Corp.,
Term Loan
4.000%	04/01/18	36		35,873
4.000%	10/09/19	328		328,769

				364,642

Insurance
Alliant Holdings I, LLC,
Initial Term Loan
5.000%	12/03/19	270		270,838

Internet Software & Services — 0.1%
Kronos, Inc.,
Initial Term Loan (Second Lien)
9.750%	04/23/20	649		664,416
Riverbed Technology, Inc.,
Term Loan B
5.000%	02/25/22	235		236,846

				901,262

IT Services — 0.1%
First Data Corp.,
2018 New Dollar Term Loan
3.674%	03/24/18	1,751		1,748,852
2018B Second New Term Loan
3.674%	09/24/18	75		74,925

				1,823,777

Machinery — 0.1%
Gates Global LLC,
Initial Dollar Term Loan
4.250%	06/11/21	876		872,342
Wilsonart LLC,
Initial Term Loan
4.000%	10/18/19	420		418,749

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Machinery (cont’d.)
			$1,291,091

Media — 0.2%
Advantage Sales & Marketing, Inc.,
Initial Term Loan (First Lien)
4.250%	07/23/21	254	253,362
Term Loan (Second Lien)
7.500%	07/25/22	390	389,903
Cengage Learning Acquisitions, Inc.,
Term Loan
7.000%	02/20/20	1,478	1,482,642
iHeartCommunications, Inc.,
Tranche Term Loan D
6.928%	01/22/19	1,101	1,045,408
Interactive Data Corp.,
Term Loan
4.750%	05/02/21	720	722,711
Univision Communications, Inc.,
Replacement Term Loan (First Lien)
4.000%	03/01/20	224	223,335

			4,117,361

Metals & Mining
Arch Coal, Inc.,
Term Loan
6.250%	05/14/18	287	221,020
Novelis, Inc. (Canada),
Initial Term Loan
3.750%	03/10/17	229	229,002

			450,022

Oil, Gas & Consumable Fuels — 0.1%
American Energy-Marcellus LLC,
Initial Loan (First Lien)
5.250%	08/04/20	152	128,579
American Energy-Utica LLC,
Incremental Tranche 1 Loan (Second Lien)
11.000%	09/30/18	34	30,924
Incremental Tranche 2 Loan (Second Lien)
11.000%	09/30/18(g)	34	30,920
Loan (Second Lien)
11.000%	09/30/18(g)	811	740,027
Citgo Holdings, Inc.,
Term Loan
9.500%	05/12/18	828	823,098

			1,753,548

Pharmaceuticals — 0.1%
Par Pharmaceutical Cos., Inc.,
Term Loan B-2
4.000%	09/30/19	85	84,396
Valeant Pharmaceuticals International, Inc.,
Tranche B Series F-1
3.250%	03/11/22	700	703,063
Tranche B Series F-2
3.250%	03/11/22	525	527,297

			1,314,756

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Real Estate Management & Development
Realogy Group LLC,
Extended Synthetic Commitment
0.029%	10/10/16	14	$13,561

Semiconductors & Semiconductor Equipment
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
4.250%	03/01/20	878	879,574

Software
Infor (US), Inc.,
Tranche Term Loan B-5
3.750%	06/03/20	620	613,710
TIBCO Software, Inc.,
Term Loan
6.500%	11/24/20	160	159,950

			773,660

Specialty Retail
BJ’s Wholesale Club, Inc.,
2013 (November) Replacement Loan (Second Lien)
8.500%	03/31/20	240	239,400
PetSmart, Inc.,
Term Loan
5.000%	02/25/22	395	397,783

			637,183

Trading Companies & Distributors
HD Supply, Inc.,
Term Loan 2014
4.000%	06/28/18	410	410,478

TOTAL BANK LOANS (cost $30,210,539)			30,047,761

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
Banc of America Commercial Mortgage Trust,
Series 2006-4, Class A4
5.634%	07/10/46	865	896,593
Series 2006-5, Class AM
5.448%	09/10/47	270	283,450
Series 2006-6, Class A4
5.356%	10/10/45	624	641,693
Series 2007-1, Class A4
5.451%	01/15/49	1,864	1,981,889
Series 2007-4, Class A4
5.754%(c)	02/10/51	483	524,261
Series 2007-5, Class A4
5.492%	02/10/51	550	585,246
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.179%(c)	09/10/47	1,826	1,847,240
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10, Class AM
5.449%(c)	12/11/40	400	409,294
Series 2005-PWR8, Class A4
4.674%	06/11/41	853	853,663
Series 2005-PWR8, Class AJ
4.750%	06/11/41	100	100,487
Series 2005-PWR9, Class A4B
4.943%	09/11/42	800	809,762

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-PW11, Class A4
5.438%(c)	03/11/39	1,408	$1,441,785
CD Commercial Mortgage Trust,
Series 2006-CD2, Class A4
5.303%(c)	01/15/46	2,217	2,259,496
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	1,847	1,930,417
COMM Mortgage Trust,
Series 2006-C7, Class AM
5.772%(c)	06/10/46	470	493,164
Series 2013-CR13, Class A4
4.194%(c)	11/10/23	610	680,722
Series 2013-LC6, Class AM
3.282%	01/10/46	190	196,380
Series 2014-CR17, Class A5
3.977%	05/10/47	360	395,409
Series 2014-CR20, Class A4
3.590%	11/10/47	600	638,297
Series 2014-CR21, Class A3
3.528%	12/10/47	630	667,203
Commercial Mortgage Pass-Through Certificates,
Series 2014-UBS6, Class A5
3.644%	12/10/47	350	373,045
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2, Class A3
5.648%(c)	03/15/39	1,431	1,469,139
Series 2006-C3, Class A3
5.806%(c)	06/15/38	419	432,835
Series 2006-C3, Class AM
5.806%(c)	06/15/38	1,880	1,969,480
Series 2006-C5, Class A3
5.311%	12/15/39	314	328,026
Series 2007-C1, Class A3
5.383%	02/15/40	2,513	2,645,255
Series 2007-C2, Class A3
5.542%(c)	01/15/49	285	303,631
Series 2007-C2, Class AM
5.607%(c)	01/15/49	321	344,174
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class AJ
5.100%(c)	08/15/38	500	506,297
Series 2005-C6, Class AM
5.230%(c)	12/15/40	200	204,206
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class A4
3.505%	04/15/50	625	660,177
FHLMC Multifamily Structured Pass-Through Certificates,
Series K034, Class A2
3.531%	07/25/23	1,400	1,523,109
FHLMC Multifamily Structured Pass-Through Trust,
Series K025, Class A2
2.682%	10/25/22	1,700	1,752,392
Series K038, Class A2
3.389%	03/25/24	700	753,365
Series K040, Class A2
3.241%	09/25/24	1,720	1,830,359

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GE Capital Commercial Mortgage Corp.,
Series 2006-C1, Class A4
5.274%(c)	03/10/44	916	$935,398
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1, Class A4
5.238%(c)	11/10/45	738	745,635
GS Mortgage Securities Trust,
Series 2009-RR1, Class GGA, 144A
5.762%(c)	07/12/38	320	331,042
Series 2012-GCJ7, Class AS
4.085%	05/10/45	160	174,094
Series 2013-GC14C, Class A5
4.243%	08/10/46	520	582,303
Series 2013-GC16, Class A3
4.244%	11/10/46	250	279,684
Series 2014-GC18, Class A4
4.074%	01/10/47	500	550,769
Series 2015-GC28, Class A5
3.325%	02/10/48	340	354,611
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(c)	08/15/46	250	277,575
Series 2013-C14, Class AS
4.409%(c)	08/15/46	130	144,488
Series 2013-C15, Class B
4.927%	11/15/45	270	303,862
Series 2013-C17, Class A4
4.199%	01/15/47	170	189,435
Series 2014-C22, Class A4
3.801%	09/15/47	350	377,544
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2004-C1, Class H, 144A
5.891%(c)	01/15/38	500	501,636
Series 2004-PNC1, Class B
5.810%(c)	06/12/41	389	388,761
Series 2005-CB13, Class AM
5.300%(c)	01/12/43	350	357,967
Series 2005-LDP3, Class AJ
5.006%(c)	08/15/42	800	808,569
Series 2005-LDP4, Class AM
4.999%(c)	10/15/42	220	221,743
Series 2005-LDP5, Class AJ
5.349%(c)	12/15/44	920	944,823
Series 2005-LDP5, Class AM
5.270%(c)	12/15/44	850	868,967
Series 2006-CB14, Class AM
5.433%(c)	12/12/44	310	317,913
Series 2006-CB16, Class A4
5.552%	05/12/45	213	221,207
Series 2006-CB17, Class A4
5.429%	12/12/43	961	1,008,099
Series 2006-LDP7, Class AM
5.876%(c)	04/15/45	800	840,929
Series 2006-LDP8, Class A1A
5.397%	05/15/45	591	616,209
Series 2006-LDP8, Class A4
5.399%	05/15/45	362	377,166
Series 2006-LDP9, Class A3

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
5.336%	05/15/47	1,765	$1,858,889
Series 2011-C5, Class A3
4.171%	08/15/46	190	210,463
Series 2012-C6, Class A3
3.507%	05/15/45	420	449,411
Series 2012-CBX, Class AS
4.271%	06/15/45	170	187,201
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
5.903%(c)	07/15/44	370	399,462
LB Commercial Mortgage Trust,
Series 2007-C3, Class AM
5.900%(c)	07/15/44	390	424,418
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class AM
4.794%	07/15/40	990	989,998
Series 2005-C7, Class A4
5.197%(c)	11/15/30	1,358	1,364,532
Series 2005-C7, Class AJ
5.323%(c)	11/15/40	1,600	1,636,294
Series 2006-C1, Class AM
5.217%(c)	02/15/31	110	113,056
Series 2006-C3, Class A1A
5.641%(c)	03/15/39	238	245,844
Series 2006-C7, Class AM
5.378%	11/15/38	170	179,517
Series 2007-C1, Class A4
5.424%	02/15/40	575	611,827
Series 2007-C2, Class A3
5.430%	02/15/40	1,404	1,497,316
Series 2007-C7, Class A3
5.866%(c)	09/15/45	431	473,818
Series 2007-C7, Class AM
6.265%(c)	09/15/45	350	387,990
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class AM
5.107%(c)	07/12/38	500	504,995
Series 2008-C1, Class A4
5.690%	02/12/51	366	397,378
ML-CFC Commercial Mortgage Trust,
Series 2006-1, Class A4
5.467%(c)	02/12/39	2,187	2,232,054
Series 2006-2, Class A4
5.869%(c)	06/12/46	384	398,202
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A4
4.083%(c)	07/15/46	500	556,603
Series 2014-C14, Class AS
4.384%(c)	02/15/47	150	165,862
Series 2014-C15, Class C
4.898%(c)	04/15/47	325	352,288
Series 2015-C21, Class A4
3.338%	03/15/48	200	208,578
Morgan Stanley Capital I Trust,
Series 2005-HQ6, Class AJ
5.073%(c)	08/13/42	300	301,098
Series 2005-IQ10, Class AJ
5.198%(c)	09/15/42	190	192,575

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-HQ8, Class A4
5.412%(c)	03/12/44	2,307	$2,342,035
Series 2007-HQ11, Class A4
5.447%(c)	02/12/44	150	158,748
Series 2007-IQ16, Class A4
5.809%	12/12/49	618	669,797
Series 2007-T25, Class A3
5.514%(c)	11/12/49	613	651,636
Series 2007-T27, Class A4
5.651%(c)	06/11/42	1,000	1,084,174
Series 2007-T27, Class AM
5.651%(c)	06/11/42	430	461,055
Series 2012-C4, Class A4
3.244%	03/15/45	330	346,855
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A, 144A
5.796%(c)	08/12/45	687	735,089
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C6, Class A4
3.244%	04/10/46	650	678,203
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class B
4.892%	05/15/44	100	100,339
Series 2005-C20, Class A7
5.118%(c)	07/15/42	310	310,941
Series 2005-C20, Class AJ
5.157%(c)	07/15/42	570	576,381
Series 2005-C20, Class AMFX
5.179%(c)	07/15/42	1,020	1,027,773
Series 2006-C23, Class A4
5.418%(c)	01/15/45	774	787,311
Series 2006-C27, Class A3
5.765%(c)	07/15/45	541	560,892
Series 2006-C28, Class A4
5.572%	10/15/48	437	459,177
Series 2006-C28, Class AM
5.603%(c)	10/15/48	430	455,631
Series 2007-C34, Class A3
5.678%	05/15/46	650	698,936
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class AS
3.660%	08/15/45	340	361,406
Series 2012-C10, Class A3
2.875%	12/15/45	1,220	1,253,906
Series 2012-C10, Class AS
3.241%	12/15/45	390	402,673
Series 2013-C15, Class A4
4.153%(c)	08/15/46	450	501,107
Series 2014-C20, Class B
4.378%	05/15/47	240	260,224

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $77,899,939)			76,676,328

CONVERTIBLE BONDS — 0.1%
Diversified Telecommunication Services
Telefonica SA (Spain),
Sr. Unsec’d. Notes
6.000%	07/24/17	100	127,997

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Oil, Gas & Consumable Fuels
Enterprise Funding Ltd. (United Kingdom),
Gtd. Notes
3.500%	09/10/20			100	$126,311

Real Estate Investment Trusts (REITs)
iStar Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/16			672	795,900

Thrifts & Mortgage Finance
Radian Group, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/19			382	612,394
3.000%	11/15/17			368	563,270

					1,175,664

Wireless Telecommunication Services — 0.1%
Nokia OYJ (Finland),
Sr. Unsec’d. Notes, RegS
5.000%	10/26/17		EUR	500	1,570,504

TOTAL CONVERTIBLE BONDS (cost $3,321,432)					3,796,376

CORPORATE BONDS — 21.0%
Aerospace & Defense — 0.4%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20			295	263,287
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25			248	244,745
Huntington Ingalls Industries, Inc.,
Gtd. Notes, 144A
5.000%	12/15/21			183	190,777
L-3 Communications Corp.,
Gtd. Notes
1.500%	05/28/17			95	94,405
3.950%	11/15/16			100	103,911
4.750%	07/15/20			500	545,047
4.950%	02/15/21			966	1,068,382
LMI Aerospace, Inc.,
Sec’d. Notes, 144A
7.375%	07/15/19			151	152,133
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/25			100	100,720
3.800%	03/01/45			180	178,929
4.070%	12/15/42			608	635,051
Meccanica Holdings USA, Inc. (Italy),
Gtd. Notes, 144A
6.250%	07/15/19			247	274,787
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
0.621%(c)	12/15/16			2,600	2,602,452
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20			324	319,950
6.000%	07/15/22	(a)		1,992	1,992,000
6.500%	07/15/24			983	987,915
United Technologies Corp.,
Sr. Unsec’d. Notes

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
4.875%	05/01/15		300	$300,699

				10,055,190

Airlines — 0.2%
American Airlines 2013-2 Class C Pass-Through Trust,
Pass-Through Certificates, 144A
6.000%	01/15/17		1,275	1,294,125
American Airlines Group, Inc.,
Gtd. Notes, 144A
4.625%	03/01/20		237	232,112
5.500%	10/01/19		125	128,281
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18		950	1,002,250
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27		782	834,274
Virgin Australia Trust (Australia),
Pass-Through Certificates, 144A
7.125%	10/23/18		763	797,548
8.500%	10/23/16		294	301,012

				4,589,602

Auto Components — 0.2%
Autodis SA (France),
Sr. Sec’d. Notes, RegS
6.500%	02/01/19	EUR	100	112,137
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24		575	611,267
5.000%	02/15/23		225	241,313
IDQ Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/17		265	278,250
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
1.400%	11/02/17		535	533,404
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/15/24		400	407,530
Rhino Bondco S.P.A (Italy),
Sr. Sec’d. Notes, RegS
7.250%	11/15/20	EUR	120	137,674
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes, 144A
4.750%	05/15/23		245	247,450
Sr. Sec’d. Notes, RegS
3.250%	05/15/25	EUR	100	107,280
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, 144A, PIK
6.250%	11/15/19		637	673,627
6.750%	11/15/22		556	600,480
Sr. Sec’d. Notes, RegS, PIK
5.750%	11/15/21	EUR	125	144,990
6.875%	08/15/18	EUR	375	421,486
UCI International, Inc.,
Gtd. Notes
8.625%	02/15/19		1,400	1,267,000

				5,783,888

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Automobiles — 0.1%
Affinia Group, Inc.,
Gtd. Notes
7.750%	05/01/21		130	$134,550
General Motors Co.,
Sr. Unsec’d. Notes
5.200%	04/01/45		655	710,895
6.250%	10/02/43		543	665,209

				1,510,654

Banks — 2.0%
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes, RegS
7.000%(c)	12/29/49	EUR	200	221,232
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49(a)		1,215	1,193,616
6.250%(c)	09/29/49		1,555	1,584,156
6.500%(c)	10/29/49(a)		815	861,863
Sr. Unsec’d. Notes
1.350%	11/21/16		200	200,004
2.650%	04/01/19(a)		1,275	1,299,141
5.700%	01/24/22		700	818,467
5.875%	01/05/21		300	350,645
Sr. Unsec’d. Notes, MTN
5.000%	01/21/44(a)		500	573,911
Sub. Notes
6.110%	01/29/37		500	608,845
Bank of America NA,
Sr. Unsec’d. Notes
1.650%	03/26/18		1,110	1,112,767
Bank of Nova Scotia (Canada),
Sr. Unsec’d. Notes
0.950%	03/15/16		600	602,598
1.100%	12/13/16		1,300	1,304,553
Bankia SA (Spain),
Sub. Notes, MTN
4.000%(c)	05/22/24	EUR	200	218,511
Barclays PLC (United Kingdom),
Jr. Sub. Notes
8.000%(c)	12/15/49	EUR	600	717,001
Sr. Unsec’d. Notes
2.000%	03/16/18		900	904,873
2.750%	11/08/19		635	641,256
BNP Paribas SA (France),
Gtd. Notes, MTN
1.375%	03/17/17		1,100	1,101,805
Sr. Unsec’d. Notes, MTN
2.400%	12/12/18		1,000	1,019,707
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes
1.050%	12/01/16		1,500	1,500,967
Capital One Bank USA NA,
Sr. Unsec’d. Notes
1.150%	11/21/16		290	289,960
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/23		1,023	1,048,575
5.250%	03/15/18		80	82,800
6.000%	04/01/36		450	463,500

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	241	$250,640
6.625%	04/01/18	284	304,590
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49	235	227,363
5.875%(c)	12/29/49(a)	700	707,000
Sr. Unsec’d. Notes
2.500%	07/29/19(a)	1,100	1,115,684
3.750%	06/16/24(a)	1,100	1,149,678
4.450%	01/10/17(a)	800	843,159
4.500%	01/14/22(a)	500	552,050
5.375%	08/09/20	171	195,648
Sub. Notes
4.000%	08/05/24	600	613,630
6.125%	08/25/36	200	242,200
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Gtd. Notes
3.875%	02/08/22	600	645,712
Sr. Unsec’d. Notes
2.250%	01/14/19(a)	500	508,591
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 144A
2.750%	03/26/20	555	558,166
3.750%	03/26/25	660	667,718
Deutsche Bank AG (Germany),
Sub. Notes
4.500%	04/01/25	715	716,073
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	500	500,569
Fifth Third Bank,
Sr. Unsec’d. Notes
0.900%	02/26/16	400	399,957
1.150%	11/18/16	730	731,059
HSBC Holdings PLC (United Kingdom),
Sub. Notes
6.500%	09/15/37	150	191,396
HSH Nordbank AG (Germany),
Sub. Notes, MTN
0.848%(c)	02/14/17	EUR 152	137,900
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49(a)	900	884,205
5.150%(c)	12/29/49	375	366,094
6.125%(c)	12/29/49(a)	838	854,676
6.750%(c)	01/29/49	804	872,340
7.900%(c)	04/29/49	575	618,844
Sr. Unsec’d. Notes
1.125%	02/26/16	800	801,932
2.250%	01/23/20	1,000	1,002,142
3.200%	01/25/23	200	203,328
3.250%	09/23/22	400	409,083
3.450%	03/01/16	600	613,614
4.350%	08/15/21	400	439,987
5.600%	07/15/41	300	367,067
Sub. Notes
3.375%	05/01/23	500	503,363
3.875%	09/10/24	700	718,123

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Novo Banco SA (Portugal),
Sr. Unsec’d. Notes, MTN
2.625%	05/08/17	EUR 300	$312,090
4.000%	01/21/19	EUR 200	217,193
Sr. Unsec’d. Notes, MTN, RegS
4.750%	01/15/18	EUR 400	437,767
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
0.850%	03/08/16	600	601,614
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
2.200%	11/15/16	300	306,300
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49(a)	1,555	1,644,723
5.900%(c)	12/29/49(a)	490	510,213
Sr. Unsec’d. Notes, MTN
3.000%	01/22/21	1,500	1,551,467
3.300%	09/09/24(a)	800	826,265
Sub. Notes
5.606%	01/15/44	284	343,896
Sub. Notes, MTN
4.100%	06/03/26(a)	280	295,419
4.650%	11/04/44	275	294,945
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.050%	11/25/16	1,500	1,505,151

			47,481,377

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.750%	07/15/42	200	195,036
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	84	86,415
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23	600	606,417
3.600%	08/13/42	200	193,944
4.000%	03/05/42	300	308,086
7.900%	11/01/18	1,500	1,818,192

			3,208,090

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.300%	06/15/16	500	507,503
5.375%	05/15/43	400	477,225
Biogen, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/18	696	801,028
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	1,900	1,927,461
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/19	800	810,562

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Biotechnology (cont’d.)
3.050%	12/01/16(a)	400	$414,041

			4,937,820

Building Products — 0.1%
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21	510	513,825
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23	254	260,350
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	89	90,780
5.875%	11/01/21	27	28,687
Sr. Unsec’d. Notes
9.750%	01/15/18	224	259,280

			1,152,922

Capital Markets — 1.0%
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/29/49	150	142,125
Sr. Unsec’d. Notes, MTN
0.700%	03/04/16	600	600,949
2.100%	08/01/18	500	509,149
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
4.625%	09/15/23	421	428,367
5.375%	11/15/22	459	484,245
FMS Wertmanagement AoeR (Germany),
Gov’t. Gtd. Notes
1.125%	09/05/17	1,966	1,978,083
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%(c)	12/29/49(a)	1,498	1,541,067
Sr. Unsec’d. Notes
2.550%	10/23/19	755	765,495
2.625%	01/31/19(a)	400	408,666
2.900%	07/19/18	600	620,107
3.625%	01/22/23(a)	800	827,498
5.750%	01/24/22	600	700,415
5.950%	01/18/18	500	556,737
6.250%	02/01/41	800	1,042,781
Sr. Unsec’d. Notes, MTN
3.700%	08/01/15	500	504,905
4.800%	07/08/44(a)	600	666,354
Sub. Notes
6.750%	10/01/37(a)	650	853,484
Legg Mason, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/19	985	1,003,297
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49(a)	1,105	1,113,287
5.550%(c)	12/29/49	215	217,150
Sr. Unsec’d. Notes
1.750%	02/25/16	800	805,216
3.750%	02/25/23	2,600	2,723,081
3.800%	04/29/16	200	205,782

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Capital Markets (cont’d.)
3.875%	04/29/24		575	$604,661
4.750%	03/22/17		200	212,919
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19		400	455,309
Sub. Notes, MTN
4.100%	05/22/23		1,300	1,352,924
4.350%	09/08/26(a)		375	393,099
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22		1,100	1,118,411

				22,835,563

Chemicals — 0.4%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
7.375%	05/01/21		396	425,700
Sr. Sec’d. Notes, RegS
5.750%	02/01/21	EUR	100	113,761
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		300	337,068
Chemtura Corp.,
Gtd. Notes
5.750%	07/15/21		209	211,874
Ecolab, Inc.,
Sr. Unsec’d. Notes
1.000%	08/09/15		400	400,457
3.000%	12/08/16(a)		1,300	1,340,385
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20(a)		189	189,000
5.125%	04/15/21	EUR	325	368,011
8.625%	03/15/21(a)		200	214,000
Ineos Group Holdings SA (Luxembourg),
Sec’d. Notes, RegS
6.500%	08/15/18	EUR	126	139,098
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		1,000	1,102,765
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21		566	500,910
Monsanto Co.,
Sr. Unsec’d. Notes
2.125%	07/15/19		420	425,730
2.750%	07/15/21		200	204,687
4.400%	07/15/44(a)		355	381,769
Perstorp Holding AB (Sweden),
Sr. Sec’d. Notes, 144A
8.750%	05/15/17		205	212,175
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22(a)		685	715,825
RPM International, Inc.,
Sr. Unsec’d. Notes
3.450%	11/15/22		325	323,716
6.125%	10/15/19		300	342,881
Unifrax I LLC/Unifrax Holding Co.,

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Gtd. Notes, 144A
7.500%	02/15/19		295	$296,475

				8,246,287

Commercial Services & Supplies — 0.4%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, RegS
5.500%	07/31/43	GBP	175	262,190
9.500%	07/31/43	GBP	296	486,286
ADS Waste Holdings, Inc.,
Gtd. Notes
8.250%	10/01/20(a)		505	527,725
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23		75	77,156
Gtd. Notes, 144A
5.250%	03/15/25(a)		491	488,545
Bilbao Luxembourg SA (Luxembourg),
Sr. Sec’d. Notes, RegS, PIK
10.500%	12/01/18	EUR	106	119,819
Brand Energy & Infrastructure Services, Inc.,
Gtd. Notes, 144A
8.500%	12/01/21		199	186,563
Ceridian HCM Holding, Inc.,
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21(a)		737	762,795
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24		235	243,225
6.375%	10/01/22		190	203,300
EC Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
5.125%	07/15/21	EUR	180	203,907
Gategroup Finance Luxembourg SA (Switzerland),
Gtd. Notes, RegS
6.750%	03/01/19	EUR	501	568,326
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22		416	428,480
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19		205	211,663
7.375%	01/15/21(a)		455	477,750
IVS F. SpA (Italy),
Sr. Sec’d. Notes, RegS
7.125%	04/01/20	EUR	133	150,158
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19		770	827,750
Laureate Education, Inc.,
Gtd. Notes, 144A
10.000%	09/01/19		575	543,375
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20		340	358,700
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.200%	03/15/25		1,300	1,305,574

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
TMF Group Holding BV (Netherlands),
Gtd. Notes, RegS
9.875%	12/01/19	EUR	430	$494,813
Verisure Holding AB (Sweden),
Second Lien
8.750%	12/01/18	EUR	100	114,782
Sr. Sec’d. Notes, RegS
8.750%	09/01/18	EUR	128	146,922
Waste Management, Inc.,
Gtd. Notes
3.900%	03/01/35		185	189,609

				9,379,413

Communications Equipment — 0.2%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
6.750%	11/15/20(a)		415	441,975
Sr. Unsec’d. Notes
6.450%	03/15/29		1,472	1,486,720
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.125%	03/01/19(a)		1,000	1,020,476
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		210	209,737
5.500%	06/15/24		216	216,000
Juniper Networks, Inc.,
Sr. Unsec’d. Notes
4.350%	06/15/25		900	912,453
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39		276	327,060

				4,614,421

Construction & Engineering — 0.2%
Abengoa Greenfield SA (Spain),
Gtd. Notes, 144A
6.500%	10/01/19(a)		573	527,160
AECOM Technology Corp.,
Gtd. Notes, 144A
5.750%	10/15/22		112	115,920
5.875%	10/15/24		458	480,900
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18		200	200,000
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/21		256	232,960
Astaldi SpA (Italy),
Sr. Unsec’d. Notes, RegS
7.125%	12/01/20	EUR	465	537,618
MMC Energy Inc.,
First Lien
2.511%(s)	10/15/20		566	—
Novafives SAS (France),
Sr. Sec’d. Notes, RegS
4.071%(c)	06/30/20	EUR	100	105,720
4.500%	06/30/21	EUR	100	106,180

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Construction & Engineering (cont’d.)
Officine Maccaferri SpA (Italy),
Gtd. Notes, RegS
5.750%	06/01/21	EUR	155	$166,645
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33		350	362,250
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	07/15/22		788	771,894
TRI Pointe Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	06/15/19		355	346,569
5.875%	06/15/24		240	234,600

				4,188,416

Construction Materials — 0.1%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.700%	01/11/25(a)		350	345,275
Sr. Sec’d. Notes, RegS
4.375%	03/05/23	EUR	100	107,659
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21		575	583,625
Pfleiderer GmbH (Germany),
Sr. Sec’d. Notes, RegS
7.875%	08/01/19	EUR	100	109,675
Ply Gem Industries, Inc.,
Gtd. Notes
6.500%	02/01/22(a)		700	682,500

				1,828,734

Consumer Finance — 0.6%
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31		3,117	3,896,250
Sr. Unsec’d. Notes
4.625%	03/30/25		315	310,275
5.125%	09/30/24		430	443,437
American Express Co.,
Jr. Sub. Notes
4.900%(c)	12/29/49		695	705,077
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes
1.125%	10/07/16		850	854,655
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/05/25		800	793,358
Capital One NA,
Sr. Unsec’d. Notes
1.500%	09/05/17		1,000	997,671
2.950%	07/23/21		1,100	1,115,721
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16		400	401,861
1.724%	12/06/17		800	798,229
3.000%	06/12/17		900	927,523
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20		725	733,625
4.000%	01/15/25		850	866,929

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Consumer Finance (cont’d.)
4.250%	05/15/23		232	$240,343
6.750%	06/01/18		222	249,750
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19		800	817,366
3.750%	08/15/21		395	409,617
4.250%	08/15/24		400	418,321

				14,980,008

Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21(a)		275	270,187
Sr. Sec’d. Notes, RegS
4.250%	01/15/22	EUR	330	361,928
Ball Corp.,
Gtd. Notes
4.000%	11/15/23		61	59,475
5.000%	03/15/22		160	167,200
Berry Plastics Corp.,
Sec’d. Notes
5.500%	05/15/22		107	109,943
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand),
Gtd. Notes, 144A
5.625%	12/15/16		268	269,005
6.000%	06/15/17		424	425,060
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23(a)		271	273,371
Crown European Holdings SA (France),
Gtd. Notes, RegS
4.000%	07/15/22	EUR	170	197,415
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25		779	794,580
8.375%	04/15/27		212	217,830
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.875%	08/15/19		144	154,080
Sr. Sec’d. Notes
5.750%	10/15/20		51	52,721
Sealed Air Corp.,
Gtd. Notes, 144A
4.875%	12/01/22		225	229,500
5.125%	12/01/24		213	220,455
6.875%	07/15/33		184	193,660
8.375%	09/15/21		112	126,000
SGD Group SAS (France),
Sr. Sec’d. Notes, RegS
5.625%	05/15/19	EUR	100	110,024
SIG Combibloc Holdings SCA (Luxembourg),
Sr. Unsec’d. Notes, RegS
7.750%	02/15/23	EUR	106	120,484

				4,352,918

Distributors
American Builders & Contractors Supply Co., Inc.,
Sr. Unsec’d. Notes, 144A

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Distributors (cont’d.)
5.625%	04/15/21		180	$182,250
American Tire Distributors, Inc.,
Sr. Sub. Notes, 144A
10.250%	03/01/22		775	806,000

				988,250

Diversified Consumer Services
CE Energy A/S (Czech Republic),
Sr. Sec’d. Notes, RegS
7.000%	02/01/21	EUR	145	159,029

Diversified Financial Services — 0.5%
ANZ New Zealand International Ltd. (New Zealand),
Gtd. Notes, 144A
1.125%	03/24/16		400	401,873
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.900%	01/31/17		200	203,971
2.200%	08/15/16		200	204,472
3.000%	02/11/23		600	623,451
CNH Industrial Finance Europe SA (United Kingdom),
Gtd. Notes, MTN
2.750%	03/18/19	EUR	265	291,639
DFC Finance Corp.,
Sr. Sec’d. Notes, 144A
10.500%	06/15/20		430	336,475
General Electric Capital Corp.,
Sr. Unsec’d. Notes
1.625%	07/02/15		700	702,124
2.250%	11/09/15		400	404,157
2.900%	01/09/17		300	310,894
Sr. Unsec’d. Notes, MTN
2.300%	01/14/19		1,000	1,023,461
6.750%	03/15/32		200	276,630
Sub. Notes, MTN
6.375%(c)	11/15/67		100	108,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19		624	635,700
5.875%	02/01/22(a)		983	1,012,490
6.000%	08/01/20		525	545,370
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18		500	515,555
Invesco Finance PLC,
Gtd. Notes
5.375%	11/30/43		500	616,749
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/22		647	601,710
7.375%	04/01/20		410	397,700
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(i)
4.750%	01/16/14	EUR	415	78,090
5.268%	02/05/14	EUR	900	172,980
5.375%	10/17/12	EUR	50	9,408
Leucadia National Corp.,
Sr. Unsec’d. Notes
5.500%	10/18/23		275	283,695

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24		198	$204,683
Navient Solutions, Inc.,
Sr. Unsec’d. Notes
3.547%(s)	10/03/22		910	770,958
Private Export Funding Corp.,
Gov’t. Gtd. Notes
4.950%	11/15/15		555	570,749
Telecom Italia Finance SA (Italy),
Gtd. Notes, MTN
7.750%	01/24/33	EUR	85	136,902
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
2.700%	09/17/19		295	298,625

				11,739,011

Diversified Telecommunication Services — 1.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22(a)		485	497,731
6.625%	02/15/23		445	458,350
Sr. Sec’d. Notes, RegS
5.250%	02/15/23	EUR	100	113,842
Altice Finco SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25(a)		200	205,000
AT&T, Inc.,
Sr. Unsec’d. Notes
2.375%	11/27/18(a)		1,600	1,620,595
2.400%	08/15/16		100	101,769
4.800%	06/15/44(a)		300	307,209
5.350%	09/01/40		850	927,619
5.550%	08/15/41		500	562,319
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	02/14/17		225	225,126
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20		435	456,750
6.450%	06/15/21		125	134,844
Consolidated Communications, Inc.,
Gtd. Notes, 144A
6.500%	10/01/22		280	283,500
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21		370	370,925
6.875%	01/15/25(a)		485	480,150
7.125%	01/15/23		425	434,563
7.625%	04/15/24		195	203,044
8.500%	04/15/20		120	134,700
9.000%	08/15/31		175	187,250
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23		1,278	1,206,113
6.625%	12/15/22(a)		545	525,925
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19		140	147,350

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Telecommunication Services (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	08/15/22		1,040	$1,070,224
6.125%	01/15/21		90	94,387
7.000%	06/01/20(a)		340	362,950
8.125%	07/01/19		733	770,566
8.625%	07/15/20(a)		550	596,063
Gtd. Notes, 144A
5.625%	02/01/23		293	301,057
Orange SA (France),
Jr. Sub. Notes, MTN
4.000%(c)	10/29/49	EUR	200	229,819
Play Finance 2 SA (Poland),
Sr. Sec’d. Notes, RegS
5.250%	02/01/19	EUR	220	245,283
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		300	343,875
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, MTN
4.500%	01/25/21	EUR	270	325,799
4.875%	09/25/20	EUR	195	239,262
5.875%	05/19/23	GBP	450	746,827
6.375%	06/24/19	GBP	200	331,115
Telefonica Europe BV (Spain),
Gtd. Notes
4.200%(c)	12/29/49	EUR	200	226,984
Telenet Finance V Luxembourg SCA (Luxembourg),
Sr. Sec’d. Notes, RegS
6.250%	08/15/22	EUR	232	271,908
6.750%	08/15/24	EUR	137	164,986
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.350%	06/09/17(a)		800	800,525
2.000%	11/01/16		1,600	1,623,366
3.000%	11/01/21		565	576,271
3.650%	09/14/18		800	850,680
4.400%	11/01/34(a)		710	723,244
4.600%	04/01/21		400	444,276
4.750%	11/01/41		400	414,870
5.050%	03/15/34		500	542,920
6.550%	09/15/43		950	1,237,051
6.900%	04/15/38		200	261,209
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.000%	04/15/21	GBP	1,274	1,981,312
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		611	660,644
Wind Acquisition Finance SA (Italy),
Sr. Sec’d. Notes, 144A
6.500%	04/30/20(a)		200	212,000
Sr. Sec’d. Notes, RegS
4.000%	07/15/20	EUR	720	780,123
4.071%(c)	07/15/20	EUR	335	359,307
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20		702	795,015
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Telecommunication Services (cont’d.)
6.000%	04/01/23(a)	1,107	$1,112,535

			29,281,127

Electric Utilities — 0.4%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.000%	11/15/18	440	443,470
6.125%	04/01/36	200	260,703
6.500%	09/15/37	250	338,448
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42	200	214,174
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19	500	564,175
Duke Energy Florida, Inc.,
First Mortgage
3.850%	11/15/42	400	415,370
Homer City Generation LP,
Sr. Sec’d. Notes, PIK
8.734%	10/01/26	350	356,911
Mirant Mid Atlantic Pass-Through Trust,
Pass-Through Certificates
10.060%	12/30/28	335	365,740
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42	300	310,363
Nextera Energy Capital Holdings, Inc.,
Gtd. Notes
2.700%	09/15/19	700	717,249
NRG REMA LLC,
Pass-Through Certificates
9.237%	07/02/17	52	55,234
9.681%	07/02/26	464	501,120
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	05/01/32	100	141,510
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21	400	419,534
3.250%	06/15/23	500	516,755
3.750%	08/15/42	400	399,419
Peco Energy Co.,
First Mortgage
2.375%	09/15/22	1,000	993,623
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	100	103,078
4.400%	01/15/21	500	551,194
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	100	117,239
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22	500	493,346
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Gtd. Notes(i)
10.500%	11/01/16	10,415	937,350

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Viridian Group FundCo II Ltd. (United Kingdom),
Sr. Sec’d. Notes, RegS
7.500%	03/01/20	EUR	120	$132,223
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.750%	05/09/16		400	400,090

				9,748,318

Electrical Equipment
Eaton Corp.,
Gtd. Notes
0.950%	11/02/15		400	400,062

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp.,
Sr. Unsec’d. Notes
1.550%	09/15/17		575	576,650
2.550%	01/30/19		700	712,848
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25		310	311,876
Belden, Inc.,
Gtd. Notes, RegS
5.500%	04/15/23	EUR	349	401,998
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23(a)		549	557,235
5.500%	12/01/24		752	787,720
6.000%	08/15/22(a)		425	456,216
GrafTech International Ltd.,
Gtd. Notes
6.375%	11/15/20(a)		371	297,727
Techem Energy Metering Service GmbH & Co. KG (Germany),
Gtd. Notes, RegS
7.875%	10/01/20	EUR	106	125,943
Trionista Holdco GmbH (Germany),
Sr. Sec’d. Notes, RegS
5.000%	04/30/20	EUR	410	460,623
Trionista Topco GmbH (Germany),
Gtd. Notes, RegS
6.875%	04/30/21	EUR	100	115,750

				4,804,586

Energy Equipment & Services — 0.2%
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18		800	799,706
4.350%	10/15/24		600	599,100
5.850%	11/15/43		100	100,844
Calfrac Holdings LP (Canada),
Gtd. Notes, 144A
7.500%	12/01/20		691	613,263
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
7.250%	10/01/20		83	89,433
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
7.119%	12/15/17		159	158,404
9.625%	06/01/19		182	180,180
Pacific Drilling SA,
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Energy Equipment & Services (cont’d.)
5.375%	06/01/20		185	$148,000
Pioneer Energy Services Corp.,
Gtd. Notes
6.125%	03/15/22		33	25,080
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
5.250%	11/15/24		355	296,425
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.000%	01/15/19		545	578,381
6.875%	04/15/40		517	563,530
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22		176	80,080
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22		200	182,797
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24(a)		259	227,791

				4,643,014

Food & Staples Retailing — 0.4%
CVS Health Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18		500	511,213
5.300%	12/05/43(a)		300	366,493
6.125%	08/15/16		400	427,902
Kroger Co. (The),
Sr. Unsec’d. Notes
1.200%	10/17/16		725	727,052
R&R Ice Cream PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
4.750%	05/15/20	EUR	150	165,722
R&R PIK PLC (United Kingdom),
Sr. Sec’d. Notes, RegS, PIK
9.250%	05/15/18	EUR	313	341,054
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21(a)		325	345,719
9.250%	03/15/20		333	367,133
Gtd. Notes, 144A
6.125%	04/01/23		1,226	1,256,650
Sr. Unsec’d. Notes
7.700%	02/15/27		288	332,640
Walgreen Co.,
Sr. Unsec’d. Notes
5.250%	01/15/19		400	448,520
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17		805	812,313
2.700%	11/18/19(a)		1,100	1,123,758
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
2.800%	04/15/16		300	307,270
4.750%	10/02/43		600	704,786
5.625%	04/01/40		100	127,788

				8,366,013

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Food Products — 0.2%
Bakkavor Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.250%	02/15/18	GBP	320	$494,267
8.750%	06/15/20	GBP	200	324,863
Boparan Finance PLC (United Kingdom),
Gtd. Notes, RegS
5.500%	07/15/21	GBP	115	150,546
Sr. Unsec’d. Notes, RegS
4.375%	07/15/21	EUR	105	103,304
Findus Bondco SA (United Kingdom),
Sr. Sec’d. Notes, RegS
9.125%	07/01/18	EUR	173	196,946
JM Smucker Co. (The),
Gtd. Notes, 144A
2.500%	03/15/20		325	329,362
3.500%	03/15/25		550	565,407
Kellogg Co.,
Sr. Unsec’d. Notes
4.450%	05/30/16		400	416,605
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.900%	11/01/19		500	554,135
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/19		800	808,986
4.125%	02/09/16		600	616,172
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22		236	252,520
Sr. Unsec’d. Notes, 144A
5.875%	08/01/21		141	147,874
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19		385	394,220
WhiteWave Foods Co. (The),
Gtd. Notes
5.375%	10/01/22		150	161,250

				5,516,457

Health Care Equipment & Supplies — 0.5%
3AB Optique Developpement SAS (France),
Sr. Sec’d. Notes, RegS
5.625%	04/15/19	EUR	175	180,171
Abbott Laboratories,
Sr. Unsec’d. Notes
2.550%	03/15/22		1,025	1,029,212
2.950%	03/15/25		770	779,145
Alere, Inc.,
Gtd. Notes
7.250%	07/01/18		427	453,154
8.625%	10/01/18		359	373,360
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18		300	302,007
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		215	219,605
Boston Scientific Corp.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Health Care Equipment & Supplies (cont’d.)
2.650%	10/01/18		500	$505,503
CareFusion Corp.,
Sr. Unsec’d. Notes
1.450%	05/15/17		115	115,087
3.875%	05/15/24		310	326,539
Covidien International Finance SA,
Gtd. Notes
3.200%	06/15/22		725	752,903
6.550%	10/15/37		450	632,890
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes
8.750%	03/15/18		508	532,130
IDH Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.000%	12/01/18	GBP	113	169,090
Medtronic, Inc.,
Gtd. Notes, 144A
2.500%	03/15/20		465	475,295
3.150%	03/15/22		585	607,443
4.375%	03/15/35		315	342,545
4.625%	03/15/45		605	685,751
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/24		1,000	1,028,261
4.375%	05/15/44		500	525,763
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20		354	375,240
Zimmer Holdings, Inc.,
Sr. Unsec’d. Notes
2.000%	04/01/18(a)		370	372,960
2.700%	04/01/20		905	917,621
3.550%	04/01/25		1,100	1,122,816

				12,824,491

Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22		175	175,219
Gtd. Notes, 144A
5.625%	02/15/23		77	78,347
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
1.150%	05/15/17		1,100	1,096,151
Amsurg Corp.,
Gtd. Notes
5.625%	07/15/22		725	741,313
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.700%	03/15/18		350	350,572
Care UK Health & Social Care PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
5.560%(c)	07/15/19	GBP	196	274,754
Catamaran Corp.,
Gtd. Notes
4.750%	03/15/21		209	232,251
Catholic Health Initiatives,
Sec’d. Notes
4.350%	11/01/42		200	200,360

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services (cont’d.)
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	198	$205,425
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22(a)	837	894,544
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24	1,104	1,126,080
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22	125	127,813
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	400	409,732
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25(a)	1,741	1,825,874
5.875%	05/01/23	320	345,600
Sr. Sec’d. Notes
4.750%	05/01/23	582	603,825
5.000%	03/15/24	1,200	1,272,000
5.250%	04/15/25	340	367,200
5.875%	03/15/22	667	738,496
6.500%	02/15/20	558	628,308
Healthsouth Corp.,
Gtd. Notes
5.750%	11/01/24	405	421,200
Howard Hughes Medical Institute,
Sr. Unsec’d. Notes
3.500%	09/01/23	1,000	1,064,474
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	605	616,817
Kindred Healthcare, Inc.,
Gtd. Notes
6.375%	04/15/22	138	139,207
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22	445	450,500
3.600%	02/01/25	765	768,122
McKesson Corp.,
Sr. Unsec’d. Notes
5.700%	03/01/17	500	541,925
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
6.625%	04/01/22	185	191,706
Omnicare, Inc.,
Gtd. Notes
4.750%	12/01/22	130	134,225
5.000%	12/01/24	110	114,950
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
3.500%	03/30/25(a)	520	520,015
Surgical Care Affiliates, Inc.,
Gtd. Notes, 144A
6.000%	04/01/23	147	148,103
Tenet Healthcare Corp.,
Sr. Sec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services (cont’d.)
4.375%	10/01/21(a)	607	$593,343
4.500%	04/01/21	132	129,360
4.750%	06/01/20	230	233,091
Sr. Unsec’d. Notes
8.125%	04/01/22	679	748,597
Sr. Unsec’d. Notes, 144A
5.500%	03/01/19(a)	260	261,950
Truven Health Analytics, Inc.,
Gtd. Notes
10.625%	06/01/20	270	283,500
Voyage Care Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.500%	08/01/18	GBP 250	381,974

			19,436,923

Health Care Technology
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20(a)	467	486,264

Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22(a)	736	761,760
Aramark Services, Inc.,
Gtd. Notes
5.750%	03/15/20	658	687,610
Brunswick Corp.,
Gtd. Notes, 144A
4.625%	05/15/21	103	103,773
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
Sr. Sec’d. Notes
8.000%	10/01/20(a)	435	431,737
Carlson Travel Holdings, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
7.500%	08/15/19	203	205,537
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes, 144A
5.375%	06/01/24	165	168,713
Cirsa Funding Luxembourg SA (Spain),
Gtd. Notes, RegS
8.750%	05/15/18	EUR 533	588,150
Gala Group Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.875%	09/01/18	GBP 464	722,457
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
5.625%	10/15/21	533	560,983
International Game Technology PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	200	195,500
Sr. Unsec’d. Notes, RegS
4.125%	02/15/20	EUR 200	216,931
4.750%	02/15/23	EUR 225	246,302
Intralot Capital Luxembourg SA (Greece),
Gtd. Notes, RegS
6.000%	05/15/21	EUR 100	94,622
Intralot Finance Luxembourg SA (Luxembourg),
Gtd. Notes, RegS

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
9.750%	08/15/18	EUR	480	$520,634
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22		800	809,214
3.250%	06/10/24(a)		800	829,975
Merlin Entertainments PLC (United Kingdom),
Gtd. Notes, RegS
2.750%	03/15/22	EUR	100	108,331
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23(a)		750	770,625
6.750%	10/01/20		393	421,493
7.750%	03/15/22		205	230,881
8.625%	02/01/19		62	70,680
PortAventura Entertainment Barcelona BV (Spain),
Sr. Sec’d. Notes, RegS
7.250%	12/01/20	EUR	100	112,911
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21		237	243,517
Snai SpA (Italy),
Sr. Sec’d. Notes, RegS
7.625%	06/15/18	EUR	200	224,189
Starbucks Corp.,
Sr. Unsec’d. Notes
0.875%	12/05/16		475	475,993
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21(a)		614	653,910
Vougeot Bidco PLC (United Kingdom),
Gtd. Notes, RegS
7.875%	07/15/20	GBP	208	323,973
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
3.900%	03/01/23		400	407,720
4.250%	03/01/22		250	260,906
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/19		500	557,512

				12,006,539

Household Durables — 0.2%
Beazer Homes USA, Inc.,
Gtd. Notes
5.750%	06/15/19		357	348,967
7.500%	09/15/21		685	669,587
Sr. Sec’d. Notes
6.625%	04/15/18		197	204,387
DR Horton, Inc.,
Gtd. Notes
4.000%	02/15/20		393	398,502
K Hovnanian Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	10/15/20		303	318,150
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19		48	49,560
4.500%	11/15/19		429	440,797

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Household Durables (cont’d.)
Magnolia BC SA (Luxembourg),
Sr. Sec’d. Notes, RegS
9.000%	08/01/20	EUR	172	$191,415
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	04/01/23(a)		376	382,580
6.125%	04/01/25		380	382,850
Standard Pacific Corp.,
Gtd. Notes
5.875%	11/15/24		166	170,565
8.375%	01/15/21(a)		775	897,063
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21		102	100,980
Whirlpool Corp.,
Sr. Unsec’d. Notes
1.350%	03/01/17		475	476,083
William Lyon Homes, Inc.,
Gtd. Notes
8.500%	11/15/20		220	238,150

				5,269,636

Household Products — 0.1%
Brakes Capital (United Kingdom),
Sr. Sec’d. Notes, RegS
7.125%	12/15/18	GBP	155	233,393
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
1.900%	05/22/19		495	500,196
2.650%	03/01/25		215	215,384
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
1.900%	11/01/19		585	592,939
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22		30	32,100
Gtd. Notes, 144A
6.125%	12/15/24		775	827,313

				2,401,325

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23		200	195,000
5.500%	03/15/24		46	45,885
7.375%	07/01/21		26	28,860
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		255	275,527
Sr. Unsec’d. Notes
5.375%	01/15/23		641	641,000
5.500%	02/01/24(a)		345	348,019
5.750%	01/15/25		180	181,350
Dynegy Finance I, Inc./Dynegy Finance II, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	11/01/19		970	1,003,950
7.375%	11/01/22		75	78,844
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41		300	345,521

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24	314	$316,355
7.875%	05/15/21	470	505,250

			3,965,561

Industrial Conglomerates
Danaher Corp.,
Sr. Unsec’d. Notes
2.300%	06/23/16	50	51,073
Monitchem HoldCo 3 SA (Luxembourg),
Sr. Sec’d. Notes, RegS
5.250%	06/15/21	EUR 109	117,788
Roper Industries, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18	500	501,613

			670,474

Insurance — 0.4%
ACE INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	930	970,152
Aflac, Inc.,
Sr. Unsec’d. Notes
3.250%	03/17/25	900	910,756
3.625%	11/15/24	1,000	1,048,043
6.450%	08/15/40	250	330,223
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20	406	418,180
Berkshire Hathaway Finance Corp.,
Gtd. Notes
0.950%	08/15/16	1,375	1,381,143
Chubb Corp. (The),
Sr. Unsec’d. Notes
5.750%	05/15/18	700	791,748
CNO Financial Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	10/01/20	282	297,510
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22	475	518,362
Genworth Holdings, Inc.,
Gtd. Notes
4.800%	02/15/24	180	151,425
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21	217	222,425
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	250	257,802
5.350%	06/01/21	100	113,253
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19	620	628,837
Sr. Unsec’d. Notes, MTN
2.550%	10/15/18	300	308,078
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
6.500%	07/03/24	GBP 125	$192,254
Protective Life Corp.,
Sr. Unsec’d. Notes
8.450%	10/15/39	100	151,922
Trinity Acquisition PLC (United Kingdom),
Gtd. Notes
6.125%	08/15/43	450	530,988
Willis Group Holdings PLC,
Gtd. Notes
4.125%	03/15/16(a)	100	102,603
XLIT Ltd. (Ireland),
Gtd. Notes
5.750%	10/01/21	300	352,902

			9,678,606

Internet & Catalog Retail — 0.1%
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/22	353	360,943
5.875%	02/15/25(a)	140	143,675
QVC, Inc.,
Sr. Sec’d. Notes
4.450%	02/15/25	800	805,332

			1,309,950

Internet Software & Services — 0.2%
Alibaba Group Holding Ltd. (China),
Gtd. Notes, 144A
2.500%	11/28/19	940	940,323
3.600%	11/28/24	500	501,614
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.250%	08/06/18	1,300	1,346,657
3.500%	11/28/22	250	253,809
eBay, Inc.,
Sr. Unsec’d. Notes
2.200%	08/01/19	800	801,227
3.450%	08/01/24	350	346,568
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	01/01/22(a)	38	39,615
5.750%	01/01/25	205	213,713
VeriSign, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	04/01/25	103	105,060

			4,548,586

IT Services — 0.3%
Fidelity National Information Services, Inc.,
Gtd. Notes
3.875%	06/05/24(a)	1,000	1,028,558
First Data Corp.,
Gtd. Notes
10.625%	06/15/21	371	422,013
11.750%	08/15/21	672	777,000
Sec’d. Notes, 144A
8.250%	01/15/21	1,101	1,178,070
Sec’d. Notes, 144A, PIK
8.750%	01/15/22	192	206,640

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
IT Services (cont’d.)
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		280	$298,200
7.375%	06/15/19		776	810,920
MasterCard, Inc.,
Sr. Unsec’d. Notes
3.375%	04/01/24		1,400	1,473,898
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19		410	422,300
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20		480	480,671

				7,098,270

Leisure Products
Mattel, Inc.,
Sr. Unsec’d. Notes
2.500%	11/01/16(a)		50	50,828

Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
1.300%	02/01/17		250	250,138
3.200%	03/01/16		400	408,114

				658,252

Machinery — 0.2%
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		400	412,000
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.700%	02/26/16		500	500,991
Gates Global LLC/Gates Global Co.,
Gtd. Notes, RegS
5.750%	07/15/22	EUR	180	178,545
Hydra Dutch Holdings 2 BV (Netherlands),
Sr. Sec’d. Notes, RegS
5.571%(c)	04/15/19	EUR	270	264,786
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
1.950%	03/01/19(a)		1,100	1,113,595
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		75	76,930
5.750%	06/15/43		250	305,203
Oshkosh Corp.,
Gtd. Notes, 144A
5.375%	03/01/25		93	95,790
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.350%	08/01/19		555	560,911
2.375%	12/17/18		250	254,709
6.550%	10/01/17		200	224,226

				3,987,686

Marine — 0.1%
Global Ship Lease, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
10.000%	04/01/19		1,085	1,133,825

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Marine (cont’d.)
Silk Bidco A/S (United Kingdom),
Sr. Sec’d. Notes, RegS
7.500%	02/01/22	EUR	100	$111,288

				1,245,113

Media — 1.5%
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22(a)		440	454,850
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25(a)		457	457,857
7.750%	05/15/22		730	742,319
Gtd. Notes, RegS
6.250%	02/15/25	EUR	276	296,694
7.250%	05/15/22	EUR	712	797,729
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19		200	202,070
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22		321	336,247
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		750	759,294
CCOH Safari LLC,
Gtd. Notes
5.500%	12/01/22		775	792,437
5.750%	12/01/24		1,610	1,658,300
Cengage Learning Acquistions, Inc., Escrow,
Notes
2.503%(s)	12/31/14(d)(g)		69	—
2.525%(s)	04/15/20		356	—
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		485	484,394
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22(a)		1,004	1,056,710
6.500%	11/15/22		353	366,237
7.625%	03/15/20		297	312,593
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21		700	735,875
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.500%	03/01/16		800	817,602
5.150%	03/15/42(a)		600	627,043
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18		371	372,855
4.625%	07/15/17		449	460,786
5.000%	03/15/23		420	408,366
5.125%	05/01/20		70	70,525
5.875%	11/15/24(a)		913	914,141
Gannett Co., Inc.,
Gtd. Notes
5.125%	07/15/20		61	63,593
6.375%	10/15/23		598	648,830

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Gtd. Notes, 144A
4.875%	09/15/21	282	$287,640
5.500%	09/15/24	203	212,389
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20	230	251,850
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.250%	12/15/17	170	170,850
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19(a)	509	503,910
9.000%	03/01/21	286	273,845
9.000%	09/15/22	605	577,775
Interactive Data Corp.,
Gtd. Notes, 144A
5.875%	04/15/19	283	285,476
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23	55	56,237
LIN Television Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	11/15/22	209	213,180
MDC Partners, Inc.,
Gtd. Notes, 144A
6.750%	04/01/20	475	500,531
Midcontinent Communications & Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.250%	08/01/21	400	416,000
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18	680	723,350
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19	400	402,508
Jr. Sub. Notes, 144A
5.250%	03/29/49	100	106,020
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20(a)	224	236,320
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	401	403,506
Numericable-SFR SAS (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22(a)	1,645	1,665,563
6.250%	05/15/24(a)	355	359,437
Sr. Sec’d. Notes, RegS
5.375%	05/15/22	EUR 135	151,705
5.625%	05/15/24	EUR 300	340,347
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22	110	115,225
5.625%	02/15/24	145	151,887
Sr. Unsec’d. Notes, 144A
5.625%	02/15/24	91	95,323
Radio One, Inc.,
Gtd. Notes, 144A
9.250%	02/15/20	216	206,280

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20	415	$439,900
Scripps Networks Interactive, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/16	200	205,901
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	395	401,913
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.250%	05/15/20	150	148,500
5.375%	04/15/25	339	340,695
6.000%	07/15/24	325	341,250
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16	225	224,914
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42(a)	400	410,306
5.000%	02/01/20	300	334,787
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19	800	804,063
Townsquare Media, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	04/01/23	171	172,283
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.500%	01/15/23	555	580,697
Sr. Sec’d. Notes, RegS
3.500%	01/15/27	EUR 151	162,768
4.000%	01/15/25	EUR 354	396,323
5.750%	01/15/23	EUR 531	620,146
Unitymedia KabelBW GmbH (Germany),
Sec’d. Notes, RegS
9.500%	03/15/21	EUR 140	170,894
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21(a)	390	416,813
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	1,026	1,041,390
5.125%	02/15/25(a)	815	832,319
Viacom, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/18	1,675	1,703,854
4.250%	09/15/15	1,000	1,016,033
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25	580	601,924
Gtd. Notes, RegS
7.000%	04/15/23	GBP 102	164,545
Wave Holdco LLC/Wave Holdco Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.250%	07/15/19	550	563,063
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25(a)	815	853,713
Sr. Unsec’d. Notes, RegS

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
4.625%	01/15/25	EUR 145	$161,578

			35,655,073

Metals & Mining — 0.4%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)	1,393	1,490,945
5.900%	02/01/27	27	29,732
5.950%	02/01/37	32	33,591
6.150%	08/15/20	135	152,322
6.750%	01/15/28	58	66,680
Constellium NV (Netherlands),
Gtd. Notes, 144A
5.750%	05/15/24	362	342,090
Sr. Unsec’d. Notes, 144A
8.000%	01/15/23(a)	1,035	1,084,163
Eco-Bat Finance PLC (United Kingdom),
Gtd. Notes, RegS
7.750%	02/15/17	EUR 280	293,687
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.875%	04/01/22	222	164,003
Global Brass & Copper, Inc.,
Sr. Sec’d. Notes
9.500%	06/01/19	120	129,000
Novelis, Inc.,
Gtd. Notes
8.375%	12/15/17	155	161,975
8.750%	12/15/20(a)	1,672	1,791,130
Ovako AB (Sweden),
Sr. Sec’d. Notes, RegS
6.500%	06/01/19	EUR 185	197,687
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
2.250%	09/20/16	250	254,921
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes
9.000%	10/15/17	210	212,100
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18	265	262,350
Steel Dynamics, Inc.,
Gtd. Notes
6.375%	08/15/22	309	329,857
Gtd. Notes, 144A
5.125%	10/01/21	485	488,031
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.375%	02/01/20	216	221,400
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18	1,677	1,790,197

			9,495,861

Multiline Retail — 0.1%
Family Dollar Stores, Inc.,
Sr. Unsec’d. Notes
5.000%	02/01/21	290	304,976
Family Tree Escrow LLC,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Multiline Retail (cont’d.)
Sr. Sec’d. Notes, 144A
5.250%	03/01/20	136	$142,460
5.750%	03/01/23(a)	1,389	1,461,923
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21(a)	819	868,140

			2,777,499

Multi-Utilities — 0.1%
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/42	400	404,753
4.450%	03/15/21	500	553,367
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18	60	60,798
4.150%	09/15/21	250	267,330
SCANA Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/22	50	52,566
Sr. Unsec’d. Notes, MTN
4.750%	05/15/21	100	109,002

			1,447,816

Oil, Gas & Consumable Fuels — 2.3%
Access Midstream Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
6.125%	07/15/22	320	339,040
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	181	173,760
5.375%	11/01/21	239	231,830
6.000%	12/01/20	156	156,078
Arch Coal, Inc.,
Gtd. Notes
7.000%	06/15/19	320	75,200
7.250%	10/01/20	135	47,925
7.250%	06/15/21	99	22,770
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21	144	132,120
Berry Petroleum Co. LLC,
Sr. Unsec’d. Notes
6.375%	09/15/22	281	218,477
6.750%	11/01/20	186	151,125
Bonanza Creek Energy, Inc.,
Gtd. Notes
5.750%	02/01/23	472	434,240
6.750%	04/15/21	738	717,705
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.237%	05/10/19	500	505,385
3.200%	03/11/16	200	204,615
California Resources Corp.,
Gtd. Notes, 144A
5.500%	09/15/21	270	239,544
6.000%	11/15/24(a)	1,334	1,170,585
Carrizo Oil & Gas, Inc.,
Gtd. Notes

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
8.625%	10/15/18	636	$663,030
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23(a)	44	42,900
6.125%	02/15/21	373	377,663
6.625%	08/15/20	307	316,977
6.875%	11/15/20	175	182,875
Chevron Corp.,
Sr. Unsec’d. Notes
0.889%	06/24/16	475	477,136
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24	250	248,125
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
1.750%	05/09/18	200	199,139
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
1.625%	04/30/17	1,100	1,097,459
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23	912	918,749
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	100	136,647
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22(a)	2,367	2,142,135
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21	743	740,214
7.750%	02/15/23	175	177,187
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	34	29,155
5.500%	05/01/22(a)	293	262,967
Diamondback Energy, Inc.,
Gtd. Notes
7.625%	10/01/21	897	944,093
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	250	232,613
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24	1,341	1,414,755
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20	675	708,625
6.050%	06/01/41	100	110,717
9.000%	04/15/19	71	87,731
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes
6.875%	05/01/19	337	345,425
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.567%	03/06/45	245	254,036
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21(a)	132	91,740

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
9.250%	02/15/22	208	$143,520
9.750%	07/15/20	338	238,290
Hess Corp.,
Sr. Unsec’d. Notes
1.300%	06/15/17	225	223,075
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	383	360,020
7.625%	04/15/21	831	864,240
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.800%	09/15/37	200	244,259
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes
6.750%	04/01/22	159	148,665
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	03/01/21	250	251,985
5.625%	09/01/41	300	317,140
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	140	141,389
4.300%	06/01/25(a)	790	810,891
5.550%	06/01/45(a)	670	706,423
Gtd. Notes, MTN
7.750%	01/15/32	606	745,832
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22	284	292,875
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.250%	11/01/19	368	290,720
7.750%	02/01/21	70	55,650
8.625%	04/15/20	62	52,855
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
5.150%	10/15/43	500	549,910
Marathon Oil Corp.,
Sr. Unsec’d. Notes
0.900%	11/01/15	600	600,125
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	395	401,976
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23	845	836,550
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	124	114,080
6.500%	03/15/21	865	800,125
7.000%	03/31/24(a)	1,029	969,833
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
7.625%	05/01/21	131	119,210
Gtd. Notes, 144A
6.875%	08/01/22	269	238,065
Memorial Resource Development Corp.,
Gtd. Notes, 144A
5.875%	07/01/22	1,097	1,031,180

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26(a)	108	$109,093
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	01/15/23	243	235,710
Offshore Group Investment Ltd.,
Sr. Sec’d. Notes
7.500%	11/01/19	227	129,390
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22(a)	525	530,250
PDC Energy, Inc.,
Gtd. Notes
7.750%	10/15/22(a)	235	246,750
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18(a)	215	169,850
6.500%	09/15/20(a)	390	241,800
7.875%	11/01/26	395	237,987
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.500%	02/06/17	1,100	1,029,435
4.750%	01/14/25	EUR 100	96,758
5.375%	01/27/21(a)	300	272,145
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22(a)	300	318,375
5.500%	01/21/21	100	109,750
6.375%	01/23/45(a)	650	726,700
Gtd. Notes, 144A
4.500%	01/23/26	500	509,500
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.000%	02/01/21	400	442,970
PVR Partners LP/Penn Virginia Resource Finance Corp. II,
Gtd. Notes
6.500%	05/15/21	347	365,217
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.375%	10/01/22	233	228,923
Range Resources Corp.,
Gtd. Notes
5.000%	03/15/23(a)	246	244,770
5.750%	06/01/21	107	111,782
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23	584	586,920
5.500%	04/15/23	277	286,003
5.875%	03/01/22	33	35,805
6.500%	07/15/21	90	94,275
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22	269	264,965
Rosetta Resources, Inc.,
Gtd. Notes
5.875%	06/01/22(a)	199	187,557
5.875%	06/01/24(a)	204	189,720
RSP Permian, Inc.,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Gtd. Notes, 144A
6.625%	10/01/22	268	$269,340
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23	283	282,293
5.750%	05/15/24	1,974	1,983,870
Sr. Sec’d. Notes, 144A
5.625%	03/01/25	1,069	1,056,974
Sabine Pass LNG LP,
Sr. Sec’d. Notes
6.500%	11/01/20	347	359,145
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23(a)	817	734,279
7.750%	06/15/21	147	142,590
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	02/15/23	451	275,110
8.750%	01/15/20	531	345,150
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.250%	05/15/20	1,779	1,814,580
Shell International Finance BV (Netherlands),
Gtd. Notes
0.900%	11/15/16	1,500	1,507,433
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	152	143,108
Sr. Unsec’d. Notes, 144A
6.125%	11/15/22	905	900,475
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42	650	670,543
Southern Star Central Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	07/15/22	480	493,200
Statoil ASA (Norway),
Gtd. Notes
1.950%	11/08/18	500	506,897
2.750%	11/10/21(a)	1,035	1,058,814
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22	348	329,730
7.500%	07/01/21	291	302,640
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44	100	103,165
6.100%	02/15/42	200	230,404
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23	164	168,920
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.375%	08/01/22	185	193,787
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes, 144A
6.250%	10/15/22	507	524,745
Total Capital International SA (France),
Gtd. Notes

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
2.100%	06/19/19		800	$811,285
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/18		503	453,957
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	03/15/25		810	828,375
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21		281	278,893
Gtd. Notes, 144A
6.250%	04/01/23		390	388,050
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.550%	06/24/24	(a)	150	145,277

				53,876,804

Paper & Forest Products
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23		211	207,835

Pharmaceuticals — 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.200%	11/06/15		600	600,876
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18		890	902,036
3.450%	03/15/22	(a)	740	757,965
3.800%	03/15/25		175	180,605
3.850%	06/15/24	(a)	900	929,645
4.750%	03/15/45	(a)	115	122,228
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
6.450%	09/15/37		400	550,246
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
1.500%	10/06/17		1,350	1,358,675
Capsugel SA,
Sr. Unsec’d. Notes, 144A, PIK
7.000%	05/15/19	(a)	162	164,633
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.650%	06/15/44		600	696,899
5.950%	11/15/37		300	397,083
Endo Finance LLC & Endo Finco, Inc.,
Gtd. Notes, 144A
7.000%	12/15/20		97	101,123
7.250%	01/15/22		101	107,186
Endo Finance LLC/Endo Ltd. /Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	02/01/25		1,247	1,284,410
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
0.700%	03/18/16		600	601,180
6.375%	05/15/38		200	271,620
Grifols Worldwide Operations Ltd. (Spain),
Sr. Unsec’d. Notes, 144A
5.250%	04/01/22		321	326,216

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
JLL/Delta Dutch Newco BV,
Sr. Unsec’d. Notes, 144A
7.500%	02/01/22		160	$166,400
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.750%	08/01/22		455	469,787
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.700%	02/10/45		135	135,638
Novartis Capital Corp. (Switzerland),
Gtd. Notes
3.400%	05/06/24	(a)	1,100	1,174,059
4.400%	05/06/44	(a)	700	806,194
Par Pharmaceutical Cos., Inc.,
Gtd. Notes
7.375%	10/15/20		224	236,320
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20		1,140	1,184,175
7.000%	10/01/20	(a)	303	316,256
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.500%	03/01/23	(a)	595	599,463
5.625%	12/01/21	(a)	829	841,435
Sr. Unsec’d. Notes, 144A
5.375%	03/15/20		768	774,720
5.875%	05/15/23		2,363	2,422,075
6.125%	04/15/25		1,784	1,846,440
Sr. Unsec’d. Notes, RegS
4.500%	05/15/23		EUR 275	297,541
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.150%	02/01/16		400	400,110

				21,023,239

Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20		600	601,940
American Tower Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/19		325	335,623
3.450%	09/15/21		400	408,306
5.000%	02/15/24		800	874,795
5.050%	09/01/20		200	220,915
5.900%	11/01/21		200	230,523
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23		817	857,850
Felcor Lodging LP,
Sr. Sec’d. Notes
6.750%	06/01/19		278	288,425
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23		160	163,200
5.875%	01/15/22		375	395,625
5.875%	10/15/24		255	265,200
HCP, Inc.,
Sr. Unsec’d. Notes, MTN

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
6.700%	01/30/18	600	$678,182
iStar Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	11/01/17	135	133,313
5.000%	07/01/19	95	95,000
Simon Property Group LP,
Sr. Unsec’d. Notes
4.750%	03/15/42	300	337,120
5.650%	02/01/20	100	115,702
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
6.950%	08/01/17	300	334,891

			6,336,610

Real Estate Management & Development — 0.1%
Crescent Resources LLC/Crescent Ventures, Inc.,
Sr. Sec’d. Notes, 144A
10.250%	08/15/17	798	853,860
Realogy Group LLC,
Sr. Sec’d. Notes, 144A
7.625%	01/15/20	1,082	1,164,503
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
4.500%	04/15/19	404	409,050
5.250%	12/01/21(a)	734	745,010
Rialto Holdings LLC/Rialto Corp.,
Gtd. Notes, 144A
7.000%	12/01/18	210	218,400

			3,390,823

Road & Rail — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42	300	316,469
4.550%	09/01/44	535	586,262
Florida East Coast Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.750%	05/01/19	674	679,055
JCH Parent, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
10.500%	03/15/19	908	817,537
Jurassic Holdings III, Inc.,
Sec’d. Notes, 144A
6.875%	02/15/21(a)	206	179,220
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/16	325	337,419
XPO Logistics, Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	09/01/19(a)	515	545,256

			3,461,218

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.500%	08/15/22	55	52,663
Intel Corp.,
Sr. Unsec’d. Notes
3.300%	10/01/21	200	212,903

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
4.250%	12/15/42	300	$312,559
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19	170	176,529
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/18	250	254,859
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/01/25	490	493,675
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	02/15/21	380	401,850
5.750%	03/15/23(a)	223	236,937
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
5.000%	10/01/25	585	593,044
5.625%	11/01/24(a)	140	149,100

			2,884,119

Software — 0.2%
Audatex North America, Inc.,
Gtd. Notes, 144A
6.125%	11/01/23	230	243,225
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21(a)	274	232,900
Sr. Sec’d. Notes, 144A
7.000%	04/01/19(a)	575	570,687
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	181	165,615
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19	290	303,050
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, 144A, PIK
7.125%	05/01/21(a)	750	742,733
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19	411	440,715
Sr. Unsec’d. Notes, 144A
6.500%	05/15/22	800	820,000
Microsoft Corp.,
Sr. Unsec’d. Notes
3.750%	02/12/45(a)	420	421,600
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	332	335,320
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.625%	01/15/23	894	927,525
Sophia LP/Sophia Finance, Inc.,
Gtd. Notes, 144A
9.750%	01/15/19	195	209,137

			5,412,507

Specialty Retail — 0.3%
Advance Auto Parts, Inc.,

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Specialty Retail (cont’d.)
Gtd. Notes
4.500%	01/15/22		500	$536,957
Asbury Automotive Group, Inc.,
Gtd. Notes
6.000%	12/15/24		248	257,300
Autozone, Inc.,
Sr. Unsec’d. Notes
1.300%	01/13/17		725	726,410
CST Brands, Inc.,
Gtd. Notes
5.000%	05/01/23		244	248,880
Hema Bondco I BV (Netherlands),
Sr. Sec’d. Notes, RegS
6.250%	06/15/19	EUR	210	190,520
Hillman Group, Inc. (The),
Sr. Unsec’d. Notes, 144A
6.375%	07/15/22		216	216,000
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36		700	925,898
5.950%	04/01/41		300	400,589
New Look Bondco I PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.750%	05/14/18	GBP	100	155,015
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21		200	221,039
4.875%	01/14/21		400	446,202
Penske Automotive Group, Inc.,
Gtd. Notes
5.375%	12/01/24		279	287,370
5.750%	10/01/22(a)		348	365,400
Punch Taverns Finance B Ltd. (United Kingdom),
Sr. Sec’d. Notes
5.267%	03/30/24	GBP	32	45,267
5.943%	09/30/22	GBP	116	170,246
Punch Taverns Finance PLC (United Kingdom),
Sec’d. Notes, 144A
6.060%(c)	10/15/27	GBP	186	267,140
THOM Europe SAS (France),
Sr. Sec’d. Notes, RegS
7.375%	07/15/19	EUR	230	258,435
Twin Set-Simona Barbieri SpA (Italy),
Sr. Sec’d. Notes, RegS
5.946%(c)	07/15/19	EUR	108	98,708
Unique Pub Finance Co. PLC (The) (United Kingdom),
First Lien
5.659%	06/30/27	GBP	299	439,525
6.542%	03/30/21	GBP	335	517,771

				6,774,672

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/06/21		1,400	1,458,699
3.850%	05/04/43		300	304,738
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.750%	01/14/19		800	820,163

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
3.000%	09/15/16	400	$410,554
Project Homestake Merger Corp.,
Gtd. Notes, 144A
8.875%	03/01/23	626	627,565
Seagate HDD,
Gtd. Notes
4.750%	06/01/23	500	525,517
6.875%	05/01/20	1,000	1,037,500
Gtd. Notes, 144A
4.750%	01/01/25(a)	400	414,197
Seagate HDD Cayman,
Gtd. Notes
3.750%	11/15/18	800	833,742

			6,432,675

Textiles, Apparel & Luxury Goods
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21(a)	319	315,013
VF Corp.,
Sr. Unsec’d. Notes
3.500%	09/01/21	100	107,710
William Carter Co. (The),
Gtd. Notes
5.250%	08/15/21	150	155,250
Wolverine World Wide, Inc.,
Gtd. Notes
6.125%	10/15/20	317	338,397

			916,370

Thrifts & Mortgage Finance
Radian Group, Inc.,
Sr. Unsec’d. Notes
5.500%	06/01/19	176	183,700

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
4.125%	09/11/15	500	507,533
5.375%	01/31/44	1,200	1,403,419
Lorillard Tobacco Co.,
Gtd. Notes
6.875%	05/01/20	500	595,941
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	01/15/19	575	578,832
4.250%	11/10/44(a)	600	629,256
Reynolds American, Inc.,
Gtd. Notes
1.050%	10/30/15	400	400,357
3.250%	11/01/22	300	298,516
4.850%	09/15/23	750	828,674
6.150%	09/15/43(a)	100	123,558

			5,366,086

Trading Companies & Distributors — 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes, 144A
5.000%	10/01/21	600	636,750
Aircastle Ltd.,

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Trading Companies & Distributors (cont’d.)
Sr. Unsec’d. Notes
5.125%	03/15/21		225	$235,125
5.500%	02/15/22		145	154,244
7.625%	04/15/20		22	25,300
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
5.625%	10/01/24		340	353,600
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20		2,742	2,933,940
Sec’d. Notes
11.000%	04/15/20(a)		1,128	1,280,280
Sr. Sec’d. Notes, 144A
5.250%	12/15/21		1,730	1,781,900
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21		110	113,850
5.875%	08/15/22		400	444,000
Travis Perkins PLC (United Kingdom),
Gtd. Notes
4.375%	09/15/21	GBP	140	218,048
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25(a)		223	227,181
5.750%	11/15/24		689	711,393
6.125%	06/15/23		150	158,813
7.375%	05/15/20		260	280,963
7.625%	04/15/22		19	20,786

				9,576,173

Wireless Telecommunication Services — 0.6%
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		1,019	932,385
8.250%	09/30/20		800	801,200
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21		1,465	1,391,750
DigitalGlobe, Inc.,
Gtd. Notes, 144A
5.250%	02/01/21(a)		125	125,000
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.875%	05/15/22		196	196,000
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		350	321,125
8.750%	03/15/32		405	418,163
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20		688	758,520
9.000%	11/15/18		1,131	1,297,823
Sr. Unsec’d. Notes
6.000%	12/01/16		427	445,788
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)		771	751,725
7.625%	02/15/25		150	149,250
7.875%	09/15/23		1,696	1,729,920

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Wireless Telecommunication Services (cont’d.)
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34		185	$191,013
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23		354	362,740
6.125%	01/15/22		73	75,281
6.375%	03/01/25		1,125	1,160,887
6.500%	01/15/24		522	545,490
6.633%	04/28/21		330	345,675
6.731%	04/28/22		155	163,137
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	09/26/17		800	795,574

				12,958,446

TOTAL CORPORATE BONDS (cost $495,832,207)				498,607,200

FOREIGN GOVERNMENT BONDS — 0.4%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	175	206,983
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
1.500%	04/15/16	EUR	285	359,185
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.375%	08/12/19		1,100	1,117,805
4.000%	01/29/21		100	108,424
4.000%	01/14/24		1,000	1,101,247
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
2.100%	09/15/16	EUR	165	195,124
2.550%	09/15/41	EUR	60	101,967
Sr. Unsec’d. Notes, TIPS
2.600%	09/15/23	EUR	35	52,021
Sr. Unsec’d. Notes, TIPS, 144A
2.350%	09/15/24	EUR	565	732,789
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes
0.100%	09/10/24	JPY	66,400	594,582
Mexican Udibonos (Mexico),
Bonds
4.000%	06/13/19		1,000	371,361
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46		200	204,500
6.050%	01/11/40		494	610,090
Sr. Unsec’d. Notes, MTN
3.500%	01/21/21(a)		475	494,475
4.750%	03/08/44		800	840,000
6.750%	09/27/34(a)		500	667,500
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
3.000%	09/20/30	NZD	654	579,643
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45		300	277,500

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
5.625%	01/07/41		200	$203,500
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		332	342,292
Spain Government Inflation Linked Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.550%	11/30/19	EUR	250	277,489
Uruguay Government International (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		60	62,400

TOTAL FOREIGN GOVERNMENT BONDS (cost $9,586,294)				9,500,877

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49		100	143,992
City of San Francisco CA Public Utilities Commission Water Revenue,
Revenue Bonds
6.000%	11/01/40		200	260,414
Los Angeles Unified School District,
General Obligation Unlimited
5.750%	07/01/34		150	192,141
Metropolitan Water District of Southern California,
Revenue Bonds
6.947%	07/01/40		200	241,462
State of California,
General Obligation Unlimited
7.550%	04/01/39		400	624,512

				1,462,521

Colorado
Denver City & County School District No 1,
Certificate Participation
4.242%	12/15/37		175	182,989

Florida
Florida Hurricane Catastrophe Fund Finance Corp.,
Revenue Bonds
1.298%	07/01/16		225	226,391

Georgia
Municipal Electric Authority of Georgia,
Revenue Bonds
6.637%	04/01/57		100	130,826

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40		100	128,833
State of Illinois,
General Obligation Unlimited
7.350%	07/01/35		200	239,718

				368,551

New Jersey — 0.1%
New Jersey State Turnpike Authority,
Revenue Bonds
7.414%	01/01/40		400	601,880

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York
City of New York,
General Obligation Unlimited
5.846%	06/01/40	215	$281,136
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	200	218,730

			499,866

Ohio
American Municipal Power, Inc.,
Revenue Bonds
7.834%	02/15/41	100	151,607

Oregon
Oregon Department of Transportation,
Revenue Bonds
5.834%	11/15/34	200	263,858

Texas
Dallas Area Rapid Transit,
Revenue Bonds
5.999%	12/01/44	200	276,278

TOTAL MUNICIPAL BONDS (cost $3,899,358)			4,164,767

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Adjustable Rate Mortgage Trust,
Series 2005-3, Class 8A11
0.396%(c)	07/25/35	17	16,754
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	226	226,957
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(c)	01/25/35	196	204,268
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.750%	11/25/19	99	101,853
Credit Suisse Mortgage Trust,
Series 2009-13R, Class 5A1, 144A
0.950%(c)	01/26/35	139	138,308
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1
1.771%(c)	01/25/24	619	622,897
Government National Mortgage Assoc.,
Series 2014-90, Class FA
0.570%(c)	10/20/38	1,802	1,815,294
RALI Trust,
Series 2004-QS4, Class A7
4.000%	03/25/34	85	86,218
Structured Agency Credit Risk Debt Notes,
Series 2013-DN2, Class M1
1.621%(c)	11/25/23	1,682	1,684,102

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,870,077) 4,896,651

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.9%
Fannie Mae Interest Strip
3.577%(s)	05/15/29		780	$505,686
Fannie Mae Principal Strip, MTN
3.498%(s)	03/23/28		250	168,945
3.838%(s)	05/15/30		1,720	1,074,819
Federal Farm Credit Banks
1.690%	04/09/20		6,000	5,987,412
2.000%	04/04/22		447	446,944
Federal Home Loan Banks
3.375%	12/08/23		500	543,219
4.000%	09/01/28		245	276,839
5.375%	08/15/24		750	941,844
Federal Home Loan Mortgage Corp.
1.763%(c)	06/01/43		74	75,587
2.472%(c)	05/01/43		67	68,667
2.500%	TBA		3,550	3,639,859
2.508%(c)	08/01/43		25	25,292
3.000%	03/01/27-04/01/43		6,966	7,180,366
3.000%	TBA		450	471,164
3.000%	TBA		600	612,094
3.186%(c)	08/01/41		259	275,014
3.500%	03/01/32-07/01/43		3,537	3,725,240
3.500%	TBA		840	891,844
3.500%	TBA		5,000	5,240,137
4.000%	06/01/44		1,245	1,342,177
4.000%	TBA		7,950	8,491,594
4.000%	TBA		1,200	1,268,297
4.500%	06/01/38-01/01/42		3,459	3,804,571
4.500%	TBA		1,000	1,048,437
4.500%	TBA		700	762,289
5.000%	01/01/37-03/01/38		640	709,987
5.000%	TBA		400	420,250
5.000%	TBA		1,600	1,774,250
5.500%	06/01/35-08/01/38		603	678,355
5.500%	TBA		1,900	2,131,859
6.000%	09/01/36		325	371,134
Federal National Mortgage Assoc.
1.000%	09/27/17		34	34,128
1.625%	01/21/20	(a)	500	503,453
1.898%(c)	04/01/43		133	137,495
1.938%(c)	05/01/43		484	502,184
2.069%(c)	06/01/43		237	242,157
2.486%(c)	08/01/42		317	328,322
2.500%	09/01/28		263	270,514
2.500%	TBA		9,774	10,038,459
2.500%	TBA		740	731,934
2.625%	09/06/24		2,708	2,805,732
2.789%(c)	08/01/41		438	464,941
3.000%	01/01/27-09/01/43		9,136	9,415,013
3.500%	05/01/32-05/01/43		14,434	15,236,222
3.500%	TBA		7,024	7,452,289
3.500%	TBA		11,051	11,607,213
4.000%	05/01/26-10/01/44		2,314	2,494,787
4.000%	TBA		1,000	1,056,875
4.000%	TBA		22,088	23,617,017
4.500%	06/01/44		881	966,423
4.500%	TBA		800	838,615
4.500%	TBA		11,278	12,303,595

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	TBA		12,700	$13,820,185
5.000%	12/01/39-05/01/41		3,711	4,144,035
5.000%	TBA		400	420,307
5.000%	TBA		5,760	6,404,850
5.500%	04/01/36-08/01/37		870	983,048
5.500%	TBA		500	563,359
6.000%	03/01/34		3,105	3,567,466
6.320%	12/20/27		251	342,903
2.572%(s)	10/09/19		3,250	2,986,471
Financing Corp.
0.078%(s)	12/06/16		500	493,451
1.736%(s)	11/02/18		2,000	1,895,440
Government National Mortgage Assoc.
3.000%	05/15/43		450	465,825
3.000%	TBA		400	411,688
3.000%	TBA		6,000	6,178,006
3.500%	09/20/42-06/20/43		5,394	5,722,756
3.500%	TBA		800	842,500
3.500%	TBA		5,450	5,734,635
4.000%	12/15/40-11/20/44		5,322	5,706,770
4.000%	TBA		1,650	1,770,656
4.000%	TBA		1,400	1,491,602
4.500%	08/15/39-09/20/43		5,697	6,226,387
4.500%	TBA		1,000	1,102,531
5.000%	10/20/39		777	872,015
5.000%	TBA		1,000	1,093,906
5.000%	TBA		2,000	2,228,828
5.500%	07/20/40		1,292	1,448,115
6.000%	09/20/38-10/20/38		638	728,633
Resolution Funding Corp.
8.125%	10/15/19		500	645,631
Tennessee Valley Authority
5.880%	04/01/36		180	252,208

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $231,850,831) 234,545,747

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bonds
3.125%	08/15/44		5,038	5,644,530
3.375%	05/15/44		1,000	1,171,484
3.625%	08/15/43		3,181	3,887,281
6.250%	05/15/30		1,549	2,354,632
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16-07/15/24		22,323	23,050,000
0.250%	01/15/25		3,900	3,875,214
0.375%	07/15/23		1,980	2,039,207
0.625%	07/15/21-02/15/43		3,878	3,997,395
0.750%	02/15/42-02/15/45		1,858	1,925,154
1.125%	01/15/21		1,805	2,070,336
1.250%	07/15/20		760	882,970
1.375%	07/15/18-02/15/44		2,045	2,395,316
1.750%	01/15/28		1,200	1,567,022
2.000%	01/15/26	(k)	790	1,102,558
2.125%	02/15/40-02/15/41		1,283	1,849,461
2.375%	01/15/25-01/15/27		3,190	4,737,187
2.500%	07/15/16-01/15/29		1,864	2,418,189
3.375%	04/15/32		100	193,177
3.625%	04/15/28		720	1,467,635
3.875%	04/15/29		900	1,879,408

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes
1.125%	03/31/20	8,569	$8,467,912
1.375%	07/31/18	27,512	27,832,267
U.S. Treasury Strip Coupon
2.045%(s)	05/15/25	3,420	2,765,980

TOTAL U.S. TREASURY OBLIGATIONS (cost $104,747,196)			107,574,315

TOTAL LONG-TERM INVESTMENTS (cost $1,714,479,632)			1,781,072,984

		Shares
SHORT-TERM INVESTMENTS — 36.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 36.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $865,131,588; includes $189,159,149 of cash collateral received for securities on loan)(b)(w)		865,131,588	865,131,588

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Currency Opion EUR vs USD,
expiring 04/07/15,
@ FX Rate 1.10	BNP Paribas	EUR	22	3,355
Currency Option USD vs JPY,
expiring 04/27/15,	Deutsche Bank
@ FX Rate 121.00	AG		5	3,575
expiring 04/27/15,
@ FX Rate 124.00	BNP Paribas		10	2,042
Currency Option USD vs NOK,
expiring 05/07/15,	Barclays Capital
@ FX Rate 8.40	Group		9	7,967
expiring 05/07/15,
@ FX Rate 8.60	UBS AG		9	4,217
Interest Rate Swap Options,
Receive a fixed rate of
2.10% and pay a floating rate based on
3-month LIBOR,	Deutsche Bank
expiring 02/12/16	AG		26	55,302

				76,458

Put Options
1 Year Euro Dollar Mid-Curve Futures,
expiring 06/12/15,
Strike Price $98.50			120	1,500
2 Year Euro Dollar Mid-Curve Futures,
expiring 04/10/15,
Strike Price $98.13			118	2,350
Currency Option CHF vs SEK,
expiring 08/28/15,	JPMorgan
@ FX Rate 8.25	Chase	CHF	5	4,330

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Currency Option EUR vs USD,
expiring 04/07/15,
@ FX Rate 1.05	BNP Paribas	EUR	22	$4,484
Currency Option GBP vs USD,
expiring 04/30/15,	Deutsche Bank
@ FX Rate 1.45	AG	GBP	5	3,773
expiring 04/30/15,	Deutsche Bank
@ FX Rate 1.49	AG	GBP	2	3,955
expiring 04/30/15,	JPMorgan
@ FX Rate 1.49	Chase	GBP	3	8,026
Currency Option USD vs NOK,
expiring 07/15/15,
@ FX Rate 7.00	Bank of America		9	2,046
expiring 05/07/15,	Barclays Capital
@ FX Rate 7.25	Group		9	1,558
Currency Option USD vs SEK,
expiring 08/28/15,
@ FX Rate 7.80	UBS AG		9	5,232
Interest Rate Swap Options,
Pay a fixed rate of 2.10% and receive a floating rate based on 3-month LIBOR,	Deutsche Bank
expiring 02/12/16	AG		26	29,817
Pay a fixed rate of 2.85% and receive a floating rate based on 3-month LIBOR,	Deutsche Bank
expiring 09/04/15	AG		18	5,392
Pay a fixed rate of 2.85% and receive a floating rate based on 3-month LIBOR,	Deutsche Bank
expiring 09/04/15	AG		9	2,696
Pay a fixed rate of 2.85% and receive a floating rate based on 3-month LIBOR,	Deutsche Bank
expiring 09/16/15	AG		9	3,046

				78,205

TOTAL OPTIONS PURCHASED (cost $193,554)				154,663

TOTAL SHORT-TERM INVESTMENTS (cost $865,325,142)				865,286,251

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 111.5% (cost $2,579,804,774)				2,646,359,235

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SECURITIES SOLD SHORT — (0.6)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal National Mortgage Assoc.
3.000%	TBA	13,774	$(14,344,332)
Government National Mortgage Assoc.
4.500%	TBA	1,150	(1,249,547)

TOTAL SECURITIES SOLD SHORT (proceeds received $15,501,492)			(15,593,879)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
Currency Option CHF vs SEK,
expiring 08/28/15,	JPMorgan
@ FX Rate 9.75	Chase	CHF	11	(14,887)
Currency Option EUR vs USD,
expiring 05/29/15,
@ FX Rate 1.15	BNP Paribas	EUR	9	(1,748)
Currency Option GBP vs USD,
expiring 04/30/15,	JPMorgan
@ FX Rate 1.55	Chase	GBP	3	(927)
expiring 04/30/15,	Deutsche Bank
@ FX Rate 1.58	AG	GBP	2	(226)
Currency Option USD vs JPY,
expiring 04/27/15,	Deutsche Bank
@ FX Rate 124.00	AG		5	(1,005)
Currency Option USD vs NOK,
expiring 05/07/15,
@ FX Rate 8.40	UBS AG		9	(7,153)
Interest Rate Swap Options, Pay a fixed rate of 1.90% and receive a floating rate based on 3-month LIBOR,	Deutsche Bank
expiring 02/13/17	AG		10	(23,198)
Pay a fixed rate of 2.10%and receive a floating rate based on 3-month LIBOR,	Deutsche Bank
expiring 03/06/17	AG		3	(8,885)
Pay a fixed rate of 2.10% and receive a floating rate based on 3-month LIBOR,	Deutsche Bank
expiring 03/16/17	AG		3	(9,090)

				(67,119)

Put Options
2 Year Euro Dollar Mid-Curve Futures,
expiring 04/10/15,
Strike Price $97.75			65	(163)
Currency Option EUR vs USD,
expiring 05/29/15,
@ FX Rate 1.00	BNP Paribas	EUR	9	(3,439)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Currency Option GBP vs USD,
expiring 04/30/15,	Deutsche Bank
@ FX Rate 1.49	AG	GBP	5	$(12,393)
Currency Option USD vs JPY,
expiring 04/24/15,
@ FX Rate 114.50	BNP Paribas		10	(898)
Interest Rate Swap Options,
Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR,	Deutsche Bank
expiring 02/13/17	AG		10	(26,003)
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR,	Deutsche Bank
expiring 03/06/17	AG		6	(18,072)
Receive a fixed rate of 3.10% and pay a floating rate based on 3-month LIBOR,	Deutsche Bank
expiring 03/06/17	AG		3	(6,592)
Receive a fixed rate of 3.10% and pay a floating rate based on 3-month LIBOR,	Deutsche Bank
expiring 03/06/17	AG		6	(12,914)
Receive a fixed rate of 3.10% and pay a floating rate based on 3-month LIBOR,	Deutsche Bank
expiring 03/06/17	AG		3	(6,349)

				(86,823)

TOTAL OPTIONS WRITTEN (premiums received $170,820)				(153,942)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 110.9% (cost $2,564,132,462)				2,630,611,414
Liabilities in excess of other assets(x) — (10.9)%				(257,508,095)

NET ASSETS — 100.0%				$2,373,103,319

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $183,681,840; cash collateral of $189,159,149 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(d)	Post-maturity date.
(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments and/ or principal repayment. Non-income producing security. Such securities may be post-maturity.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
10	90 Day Euro Dollar	Jun. 2016	$2,468,642	$2,474,250	$5,608
143	2 Year U.S. Treasury Notes	Jun. 2015	31,303,594	31,339,344	35,750
1,409	3 Year Australian Treasury Bonds	Jun. 2015	328,400,512	328,952,446	551,934
480	5 Year U.S. Treasury Notes	Jun. 2015	57,629,418	57,701,250	71,832
292	10 Year Australian Treasury Bonds	Jun. 2015	223,910,443	224,389,175	478,732
48	10 Year U.S. Treasury Notes	Jun. 2015	6,171,827	6,187,500	15,673
30	20 Year U.S. Treasury Bonds	Jun. 2015	4,869,807	4,916,250	46,443
18	30 Year U.S. Ultra Treasury Bonds	Jun. 2015	2,958,243	3,057,750	99,507
166	ASX SPI 200 Index	Jun. 2015	18,864,952	18,604,734	(260,218)
279	British Pound Currency	Jun. 2015	25,878,994	25,872,019	(6,975)
327	Canadian Dollar Currency	Jun. 2015	25,685,850	25,806,840	120,990
4,020	Euro STOXX 50	Jun. 2015	155,187,914	156,949,528	1,761,614
588	Japanese Yen Currency	Jun. 2015	60,641,175	61,343,100	701,925
321	Mini MSCI Emerging Markets Index	Jun. 2015	15,601,857	15,607,020	5,163
1,035	NASDAQ 100 E-Mini Index	Jun. 2015	90,097,268	89,620,650	(476,618)
994	Nikkei 225 Index	Jun. 2015	154,472,831	159,209,072	4,736,241
20	S&P 500 E-Mini	Jun. 2015	2,056,400	2,060,800	4,400
168	S&P/TSX 60 Index	Jun. 2015	22,746,235	22,955,335	209,100
2,415	SGX CNX Nifty Index	Apr. 2015	41,881,792	41,243,370	(638,422)
129	Swiss Franc Currency	Jun. 2015	16,071,788	16,632,938	561,150

					8,023,829

Short Positions:
5	90 Day Euro Dollar	Dec. 2015	1,238,500	1,241,813	(3,313)
29	90 Day Euro Dollar	Dec. 2017	7,099,722	7,110,438	(10,716)
10	2 Year U.S. Treasury Notes	Jun. 2015	2,185,089	2,191,563	(6,474)
1	5 Year Euro-Bobl	Jun. 2015	138,879	139,169	(290)
1,086	5 Year U.S. Treasury Notes	Jun. 2015	129,276,422	130,549,079	(1,272,657)
2	10 Year Euro-Bund	Jun. 2015	336,853	341,412	(4,559)
4	10 Year Japanese Bonds	Jun. 2015	4,898,570	4,909,993	(11,423)
1,775	10 Year U.S. Treasury Notes	Jun. 2015	227,307,460	228,808,594	(1,501,134)
23	30 Year U.S. Ultra Treasury Bonds	Jun. 2015	3,834,352	3,907,125	(72,773)
200	Euro Currency	Jun. 2015	26,526,250	26,885,000	(358,750)
3	Euro-BTP Italian Government Bond	Jun. 2015	453,184	453,474	(290)
251	FTSE 100 Index	Jun. 2015	25,212,444	25,046,757	165,687
42	Russell 2000 Mini Index	Jun. 2015	5,149,091	5,245,380	(96,289)
1,510	S&P 500 E-Mini	Jun. 2015	155,988,557	155,590,400	398,157

					(2,774,824)

					$5,249,005

(1) Cash of $48,002,658 and U.S. Treasury Obligation with a market value of $160,499 have been segregated with Goldman Sachs & Co. to cover requirement for open contracts at March 31, 2015.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 04/21/15	Bank of America	GBP	1,421	$2,183,638	$2,107,596	$(76,042)
Expiring 05/05/15	Deutsche Bank AG	GBP	235	346,291	348,513	2,222
Euro,
Expiring 04/07/15	Barclays Capital Group	EUR	582	632,565	625,854	(6,711)
Expiring 04/07/15	Deutsche Bank AG	EUR	223	236,549	239,803	3,254
Expiring 04/21/15	Goldman Sachs & Co.	EUR	202	218,576	217,263	(1,313)
Expiring 04/21/15	Morgan Stanley	EUR	231	248,214	248,455	241
Expiring 04/21/15	Standard Chartered PLC	EUR	358	406,901	385,051	(21,850)
Expiring 04/21/15	UBS AG	EUR	620	673,783	666,848	(6,935)
Japanese Yen,
Expiring 06/15/15	RBC Dominion Securities	JPY	67,693	558,855	565,021	6,166

				$5,505,372	$5,404,404	(100,968)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 04/07/15	Barclays Capital Group	GBP	24	$37,060	$35,600	$1,460
Expiring 04/21/15	Bank of America	GBP	7,320	11,103,855	10,856,861	246,994
Expiring 04/21/15	Morgan Stanley	GBP	64	94,990	94,923	67
Expiring 04/21/15	Toronto Dominion	GBP	118	174,919	175,015	(96)
Expiring 04/30/15	Deutsche Bank AG	GBP	235	350,009	348,525	1,484
Expiring 05/07/15	Citigroup Global Markets	GBP	24	35,460	35,592	(132)
Canadian Dollar,
Expiring 04/21/15	UBS AG	CAD	6,335	5,294,693	5,000,491	294,202
Euro,
Expiring 04/07/15	Deutsche Bank AG	EUR	2,362	2,652,833	2,539,979	112,854
Expiring 04/07/15	UBS AG	EUR	90	95,701	96,782	(1,081)
Expiring 04/21/15	Bank of America	EUR	210	239,137	225,330	13,807
Expiring 04/21/15	Bank of America	EUR	106	121,680	114,009	7,671
Expiring 04/21/15	Citigroup Global Markets	EUR	19,546	22,556,085	21,022,924	1,533,161
Expiring 04/21/15	Citigroup Global Markets	EUR	470	527,462	505,514	21,948
Expiring 04/21/15	Deutsche Bank AG	EUR	43	49,893	46,142	3,751
Expiring 04/21/15	Deutsche Bank AG	EUR	39	43,710	41,946	1,764
Expiring 04/21/15	Goldman Sachs & Co.	EUR	275	300,677	295,779	4,898
Expiring 04/21/15	Goldman Sachs & Co.	EUR	235	266,857	252,757	14,100
Expiring 04/21/15	Goldman Sachs & Co.	EUR	112	128,165	120,678	7,487
Expiring 04/21/15	Goldman Sachs & Co.	EUR	104	118,545	111,858	6,687
Expiring 04/21/15	Goldman Sachs & Co.	EUR	100	114,839	107,556	7,283
Expiring 04/21/15	Morgan Stanley	EUR	545	617,210	585,858	31,352
Expiring 04/21/15	State Street Bank	EUR	119	134,264	127,992	6,272
Expiring 05/07/15	UBS AG	EUR	1,647	1,772,842	1,771,835	1,007
Japanese Yen,
Expiring 04/07/15	Bank of America	JPY	35,981	301,867	300,038	1,829
Expiring 04/07/15	UBS AG	JPY	35,981	301,675	300,037	1,638
Expiring 04/30/15	Deutsche Bank AG	JPY	25,699	215,000	214,374	626
Expiring 05/07/15	Bank of America	JPY	35,965	299,953	300,034	(81)
Expiring 05/07/15	UBS AG	JPY	35,965	300,122	300,034	88
Mexican Peso,
Expiring 04/21/15	BNP Paribas	MXN	2,898	197,937	189,717	8,220
Expiring 04/21/15	BNP Paribas	MXN	462	30,797	30,245	552
Expiring 04/21/15	JPMorgan Chase	MXN	1,794	119,053	117,444	1,609
Expiring 04/21/15	RBC Dominion Securities	MXN	663	44,618	43,403	1,215
Expiring 04/21/15	RBC Dominion Securities	MXN	537	34,567	35,154	(587)
New Zealand Dollar,
Expiring 04/21/15	Westpac Banking Corp.	NZD	735	565,200	548,294	16,906

				$49,241,675	$46,892,720	2,348,955

						$2,247,987

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Cross currency exchange contracts outstanding at March 31, 2015:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Counterparty
04/21/15	Buy	GBP	37	EUR	50	$1,144	Deutsche Bank AG

Interest rate swap agreements outstanding at March 31, 2015:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter swap agreements:
EUR	485	11/19/15	0.000%	CPTFEMU(1)	$705	$1,013	$(308)	Deutsche Bank AG
	7,868	02/05/20	1.728%	USCPIU(1)	(43,541)	—	(43,541)	JPMorgan Chase
	7,867	03/11/20	1.750%	USCPIU(1)	(35,018)	—	(35,018)	Deutsche Bank AG

					$(77,854)	$1,013	$(78,867)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
7,500	07/30/21	2.229%	3 month LIBOR(1)	$—	$(258,363)	$(258,363)
13,300	01/08/22	1.876%	3 month LIBOR(1)	—	(139,608)	(139,608)
2,500	02/14/22	1.614%	3 month LIBOR(1)	—	21,707	21,707
600	07/02/24	2.620%	3 month LIBOR(1)	—	(40,333)	(40,333)
400	02/25/25	2.800%	3 month LIBOR(1)	—	(29,344)	(29,344)
400	03/09/25	2.025%	3 month LIBOR(2)	—	7,612	7,612
200	03/11/25	2.330%	3 month LIBOR(2)	—	5,793	5,793
200	03/18/25	2.200%	3 month LIBOR(1)	—	3,213	3,213
100	02/15/40	3.065%	3 month LIBOR(1)	—	(13,944)	(13,944)
100	02/15/40	3.046%	3 month LIBOR(1)	—	(13,191)	(13,191)
975	05/14/44	3.455%	3 month LIBOR(1)	—	(240,049)	(240,049)

				$—	$(696,507)	$(696,507)

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at March 31, 2015(3)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.NA.HY.24.V1	06/20/20	5.000%	19,035	$1,281,825	$1,386,741	$104,916
CDX.NA.IG.23.V1	12/20/19	1.000%	25,800	387,268	364,773	(22,495)

				$1,669,093	$1,751,514	$82,421

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at March 31, 2015(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
CCO Holdings LLC	09/20/17	8.000%	300	*	$51,004	$—	$51,004	Deutsche Bank AG

Cash of $2,170,016 has been segregated with Barclays Capital Group to cover requirement for open exchange-traded swap contracts as of March 31, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1) If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

* Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Total return swap agreements outstanding at March 31, 2015:

						Upfront
		Notional				Premiums	Unrealized
	Termination	Amount			Fair	Paid	Appreciation
Counterparty	Date	(000)#		Description	Value	(Received)	(Depreciation)
Bank of America	06/11/15	KRW	13,250,000	Pay or receive amounts based on the market value fluctuation of the KOSPI 200 Index Futures	$148,084	$—	$148,084
Bank of America	04/15/15	TWD	8,280	Pay or receive amounts based on the market value fluctuation of the TAIEX Index Futures	(22,276)	—	(22,276)
Citigroup Global Markets	01/24/15		142	Pay fixed payments on the SPGCENP Index and receive variable payments based on the 1 Month LIBOR +0bps	(72,861)	—	(72,861)
Deutsche Bank AG	11/16/15		100	Pay fixed payments on the RMS G Index and receive variable payments based on the 1 Month LIBOR +39bps	3,276,126	—	3,276,126
Deutsche Bank AG	01/22/16		44	Pay fixed payments on the RMS G Index and receive variable payments based on the 3 Month LIBOR +35bps	(3,046,700)	—	(3,046,700)
JPMorgan Chase	09/05/15		944	Pay fixed payments on the BCOM Index and receive variable payments based on the 1 Month U.S. Treasury Bill Rate	(3,374,606)	—	(3,374,606)

					$(3,092,233)	$—	$(3,092,233)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$387,273,961	$100,727,620	$146,565
Exchange Traded Funds	229,406,211	—	—
Preferred Stocks	2,594,409	15,925,299	3,743,023
Asset-Backed Securities
Collateralized Loan Obligations	—	8,422,526	—
Non-Residential Mortgage-Backed Securities	—	48,959,783	1,411,308
Residential Mortgage-Backed Securities	—	12,652,257	—
Bank Loans	—	28,193,611	1,854,150
Commercial Mortgage-Backed Securities	—	76,676,328	—
Convertible Bonds	—	3,796,376	—
Corporate Bonds	—	494,975,431	3,631,769
Foreign Government Bonds	—	9,500,877	—
Municipal Bonds	—	4,164,767	—
Residential Mortgage-Backed Securities	—	4,896,651	—
U.S. Government Agency Obligations	—	234,545,747	—
U.S. Treasury Obligations	—	107,574,315	—
Affiliated Money Market Mutual Fund	865,131,588	—	—
Options Purchased	3,850	150,813	—
Short Sales – U.S. Government Agency Obligations	—	(15,593,879)	—
Options Written	(163)	(153,779)	—
Other Financial Instruments*
Futures	5,249,005	—	—
Foreign Forward Currency Contracts	—	2,247,987	—
Cross Currency Exchange Contract	—	1,144	—
Over-the-counter interest rate swaps	—	(77,854)	—
Exchange-traded interest rate swaps	—	(696,507)	—
Over-the-counter credit default swaps	—	51,004	—
Exchange-traded credit default swaps	—	82,421	—
Total Return Swaps	—	(3,092,233)	—

Total	$1,489,658,861	$1,133,930,705	$10,786,815

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value at 3/31/15
Credit contracts	$133,425
Equity contracts	6,164,049
Foreign exchange contracts	3,279,355
Interest rate contracts	(2,363,674)
Commodity contracts	(3,447,467)

Total	$3,765,688

AST BLACKROCK ISHARES ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%
EXCHANGE TRADED FUNDS
iShares 1-3 Year Credit Bond ETF(a)	512,353	$54,068,612
iShares Core S&P 500 ETF	186,301	38,718,937
iShares Core U.S. Aggregate Bond ETF	462,235	51,506,846
iShares iBoxx $ High Yield Corporate Bond ETF	86,094	7,800,977
iShares Intermediate Credit Bond ETF(a)	159,123	17,610,142
iShares MSCI EAFE ETF(a)	469,332	30,117,034
iShares MSCI EMU ETF(a)	285,806	11,026,396
iShares MSCI Japan ETF	458,362	5,743,276
iShares Russell 2000 ETF(a)	104,307	12,970,576
iShares U.S. Financials ETF	65,429	5,827,107
iShares U.S. Healthcare ETF	37,416	5,774,037
iShares U.S. Oil & Gas Exploration & Production ETF	70,393	5,162,623
iShares U.S. Technology ETF(a)	55,341	5,808,591

TOTAL EXCHANGE TRADED FUNDS (cost $243,897,289)		252,135,154

SHORT-TERM INVESTMENT — 26.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $67,415,586; includes $58,641,074 of cash collateral for securities on loan)(b)(w)	67,415,586	67,415,586

TOTAL INVESTMENTS — 123.3% (cost $311,312,875)		319,550,740
Liabilities in excess of other assets(x) — (23.3)%		(60,482,809)

NET ASSETS — 100.0%		$259,067,931

See the Glossary for abbreviations used in the Portfolio descriptions.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,932,626; cash collateral of $58,641,074 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BLACKROCK ISHARES ETF PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Depreciation(1)(2)
Short Positions:
56	Euro Currency	Jun. 2015	$7,427,350	$7,527,800	$(100,450)
37	Japanese Yen Currency	Jun. 2015	3,815,856	3,860,025	(44,169)

					$(144,619)

(1) Cash of $299,000 has been segregated with Goldman, Sachs & Co. to cover requirements for open contracts at March 31, 2015.

(2) The amount represents fair value of derivative instruments subject to foreign currency contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$252,135,154	$—	$—
Affiliated Money Market Mutual Fund	67,415,586	—	—
Other Financial Instruments*
Financial Future Contracts	(144,619)	—	—

Total	$319,406,121	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.2%
EXCHANGE TRADED FUNDS
iShares 10+ Year Credit Bond ETF	13,681	$856,431
iShares 1-3 Year Credit Bond ETF	19,530	2,061,001
iShares CMBS ETF	16,464	858,762
iShares Core High Dividend ETF	34,446	2,583,106
iShares Emerging Markets Dividend ETF	12,543	517,900
iShares Europe ETF	9,567	423,531
iShares iBoxx $ High Yield Corporate Bond ETF	55,002	4,983,731
iShares Intermediate Credit Bond ETF	6,179	683,830
iShares International Select Dividend ETF	52,665	1,771,651
iShares US Preferred Stock ETF	42,811	1,717,149

TOTAL LONG-TERM INVESTMENTS (cost $16,591,489)		16,457,092

SHORT-TERM INVESTMENT — 7.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,226,633)(w)	1,226,633	1,226,633

TOTAL INVESTMENTS — 101.2% (cost $17,818,122)		17,683,725
Liabilities in excess of other assets(x) — (1.2)%		(205,160)

NET ASSETS — 100.0%		$17,478,565

See the Glossary for abbreviations used in the Portfolio descriptions.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Depreciation(1)(2)
Short Positions:
9	2 Year U.S. Treasury Notes	Jun. 2015	$1,966,219	$1,972,406	$(6,187)
15	5 Year U.S. Treasury Notes	Jun. 2015	1,784,188	1,803,164	(18,976)

					$(25,163)

(1) Cash of $30,000 has been segregated with UBS AG to cover requirements for open futures contracts at March 31, 2015.

(2) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$16,457,092	$ —	$ —
Affiliated Money Market Mutual Fund	1,226,633	—	—
Other Financial Instruments*
Financial Futures Contracts	(25,163)	—	—

Total	$17,658,562	$ —	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-trade swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 106.9%
ASSET-BACKED SECURITIES — 7.7%

Collateralized Debt Obligations — 0.5%
Hillmark Funding Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A	0.512	%(c)	05/21/21	20,543	$20,342,363

Collateralized Loan Obligations — 0.6%
Anchorage Capital CLO 6 Ltd. (Cayman Islands), Series 2015-6A, Class A1, 144A	1.815	%(c)	04/15/27	610	608,129
Anchorage Capital CLO 6 Ltd. (Cayman Islands), Series 2015-6A, Class B, 144A	2.325	%(c)	04/15/27	250	245,345
Apidos CLO (Cayman Islands), Series 2012-9AR, Class BR, 144A	2.125	%(c)	07/15/23	985	985,000
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-1A, Class B, 144A	2.471	%(c)	04/15/27	440	433,400
CIFC Funding Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	0.522	%(c)	03/01/21	1,863	1,855,421
CIFC Funding Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	0.516	%(c)	05/10/21	7,504	7,454,672
CIFC Funding Ltd. (Cayman Islands), Series 2011-1AR, Class A1R, 144A	1.575	%(c)	01/19/23	8,120	8,099,454
Muir Woods CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.841	%(c)	09/14/23	500	502,958
Venture XX CLO Ltd. (Cayman Islands), Series 2015-20A, Class B1, 144A	2.375	%(c)	04/15/27	450	444,421
Voya CLO Ltd. (Cayman Islands), Series 2012-2AR, Class BR, 144A	2.220	%(c)	10/15/22	760	760,000
Voya CLO Ltd. (Cayman Islands), Series 2012-3AR, Class AR, 144A	1.615	%(c)	10/15/22	1,000	993,500

					22,382,300

Non-Residential Mortgage-Backed Securities — 4.1%
AmeriCredit Automobile Receivables, Series 2015-1, Class C	2.510%		01/08/21	17,250	17,249,862
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	11,415	11,515,988
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	2,000	2,014,806
Credit Acceptance Auto Loan Trust, Series 2015-1A, Class A, 144A	2.000%		07/15/22	2,000	2,000,902
Navient Private Education Loan Trust, Series 2014-AA, Class B, 144A	3.500%		08/15/44	3,000	2,844,549
Navient Private Education Loan Trust, Series 2014-CTA, Class B, 144A	1.932	%(c)	10/17/44	5,225	5,167,342
Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 144A	2.650%		12/15/28	7,000	7,020,965
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 144A	1.382	%(c)	12/15/28	7,862	7,900,052
Navient Private Education Loan Trust, Series 2015-AA, Class A3, 144A	1.882	%(c)	11/15/30	4,000	4,007,404
OneMain Financial Issuance Trust, Series 2014-2A, Class A, 144A	2.470%		09/18/24	2,770	2,762,881
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	11,195	11,296,427
OneMain Financial Issuance Trust, Series 2015-1A, Class B, 144A	3.850%		03/18/26	3,800	3,821,356

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
OneMain Financial Issuance Trust, Series 2015-1A, Class C, 144A	5.120%		03/18/26	2,500	$2,499,750
OneMain Financial Issuance Trust, Series 2015-1A, Class D, 144A	6.630%		03/18/26	1,350	1,349,730
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class A2A, 144A	2.324	%(c)	07/17/26	1,000	991,655
OZLM XI Ltd. (Cayman Islands), Series 2015-11A, Class A1A, 144A	1.818	%(c)	01/30/27	3,070	3,069,720
Santander Drive Auto Receivables Trust, Series 2012-4, Class C	2.940%		12/15/17	4,980	5,050,049
Santander Drive Auto Receivables Trust, Series 2014-2, Class C	2.330%		11/15/19	14,065	14,126,239
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3	0.601	%(c)	03/15/24	5,543	5,306,053
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3	0.471	%(c)	06/15/23	2,038	1,982,463
SLM Private Credit Student Loan Trust, Series 2006-B, Class A5	0.541	%(c)	12/15/39	250	227,723
SLM Private Credit Student Loan Trust, Series 2007-A, Class A2	0.391	%(c)	09/15/25	4,616	4,563,383
SLM Private Education Loan Trust, Series 2010-C, Class A2, 144A	2.832	%(c)	12/16/19	1,033	1,043,943
SLM Private Education Loan Trust, Series 2012-B, Class A2, 144A	3.480%		10/15/30	4,000	4,159,640
SLM Private Education Loan Trust, Series 2013-B, Class A2B, 144A	1.282	%(c)	06/17/30	2,000	2,020,398
SLM Private Education Loan Trust, Series 2013-B, Class B, 144A	3.000%		05/16/44	1,615	1,591,885
SLM Private Education Loan Trust, Series 2014-A, Class A2A, 144A	2.590%		01/15/26	6,000	6,132,396
SLM Student Loan Trust, Series 2008-7, Class A4	1.156	%(c)	07/25/23	5,000	5,082,590
SLM Student Loan Trust, Series 2008-9, Class A	1.756	%(c)	04/25/23	4,844	4,966,884
SMB Private Education Loan Trust, Series 2014-A, Class A1, 144A	0.682	%(c)	09/15/21	5,774	5,770,936
SMB Private Education Loan Trust, Series 2014-A, Class A2B, 144A	1.332	%(c)	05/15/26	1,975	1,975,527
SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 144A	3.020%		10/25/27	4,755	4,843,069
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 144A	2.550%		08/27/29	1,914	1,925,375
SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 144A	2.420%		03/25/30	1,041	1,041,033
Springleaf Funding Trust, Series 2014-AA, Class B, 144A	3.450%		12/15/22	100	100,344
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	5,000	5,047,395
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	670	676,897
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,595	2,642,392

					165,790,003

Residential Mortgage-Backed Securities — 2.5%
ALM V Ltd. (Cayman Islands), Series 2012-5A, Class A1R, 144A	1.488	%(c)	02/13/23	3,650	3,637,549

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
ALM VII R Ltd. (Cayman Islands), Series 2013-7RA, Class A2, 144A	2.106	%(c)	04/24/24	1,857	$1,830,632
ALM VII R-2 Ltd. (Cayman Islands), Series 2013-7R2A, Class A2, 144A	2.106	%(c)	04/24/24	2,627	2,550,753
American Homes 4 Rent, Series 2014-SFR1, Class A, 144A	1.250	%(c)	06/17/31	320	316,201
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class M1	0.724	%(c)	06/25/36	5,100	4,355,375
BNC Mortgage Loan Trust, Series 2007-2, Class A2	0.274	%(c)	05/25/37	2,308	2,202,071
Countrywide Asset-Backed Certificates, Series 2005-6, Class M4	0.834	%(c)	12/25/35	5,000	4,159,640
DB Master Finance LLC, Series 2015-1A, Class A2I, 144A	3.262%		02/20/45	3,705	3,740,827
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	0.914	%(c)	05/25/40	1,434	1,293,269
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	0.414	%(c)	06/25/32	1,142	1,127,277
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A5	0.534	%(c)	11/25/35	4,400	2,836,720
Fremont Home Loan Trust, Series 2006-3, Class 2A3	0.344	%(c)	02/25/37	22,703	12,655,591
Invitation Homes Trust, Series 2013-SFR1, Class A, 144A	1.400	%(c)	12/17/30	926	922,522
Invitation Homes Trust, Series 2015-SFR1, Class A, 144A	1.630	%(c)	03/17/32	6,376	6,406,846
Invitation Homes Trust, Series 2015-SFR2, Class A, 144A	1.528	%(c)	06/17/32	490	490,000
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, 144A	0.474	%(c)	06/25/37	13,272	8,822,021
Lehman XS Trust, Series 2007-2N, Class 3A3	0.344	%(c)	02/25/37	10,757	5,915,714
MASTR Asset-Backed Securities Trust, Series 2005-WF1, Class M2	0.604	%(c)	06/25/35	6,100	5,706,947
Morgan Stanley ABS Capital I, Inc., Trust, Series 2007-HE7, Class A2C	1.424	%(c)	07/25/37	8,600	5,939,796
Progress Residential Trust, Series 2015-SFR1, Class A, 144A	1.580	%(c)	02/17/32	6,000	6,017,010
Progress Residential Trust, Series 2015-SFR1, Class E, 144A	4.180	%(c)	02/17/32	347	353,893
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A1, 144A	0.404	%(c)	01/25/37	29,931	19,739,594

					101,020,248

TOTAL ASSET-BACKED SECURITIES (cost $307,675,758)					309,534,914

BANK LOANS(c) — 0.4%

Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings SA, Trache Term Loan B-2	3.750%		06/30/19	4,290	4,271,767
Level 3 Financing, Inc., Tranche Term Loan B-2020	4.000%		01/15/20	2,890	2,894,214

					7,165,981

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Resort Properties LLC, Term Loan B	7.000%		10/11/20	2,050	1,935,969

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Hilton Worldwide Finance LLC, Initial Term Loan	3.500%		10/25/20	3,920	$3,923,501

					5,859,470

Media — 0.1%
Charter Communications Operating LLC, Term Loan G (Retired 4/27/15)	4.250%		09/12/21	2,170	2,185,598

TOTAL BANK LOANS (cost $15,149,685)					15,211,049

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.9%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class AJ	5.421%		10/10/45	5,264	5,455,236
BBCMS Trust, Series 2015-SLP, Class D, 144A	3.382	%(c)	02/15/28	620	619,828
BBCMS Trust, Series 2015-VFM, Class A2, 144A	3.375%		03/15/36	740	763,775
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class A4	5.331%		02/11/44	345	367,474
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A1A	5.602%		06/11/50	55	59,130
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4	5.471	%(c)	01/12/45	1,076	1,145,137
BWAY Mortgage Trust, Series 2015-1740, Class XA, IO, 144A	1.023	%(c)	01/13/35	19,044	1,112,659
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class E, 144A	3.635	%(c)	05/10/35	2,300	2,152,485
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 144A	4.605	%(c)	04/10/46	1,200	1,186,918
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class A, 144A	1.332	%(c)	09/15/17	1,330	1,329,674
Commercial Mortgage Trust, Series 2007-C9, Class A4	5.989	%(c)	12/10/49	13,860	15,062,369
Commercial Mortgage Trust, Series 2007-GG11, Class A4	5.736%		12/10/49	1,215	1,309,433
Commercial Mortgage Trust, Series 2007-GG9, Class A4	5.444%		03/10/39	14,225	15,010,192
Commercial Mortgage Trust, Series 2014-277P, Class A, 144A	3.732	%(c)	08/10/49	300	319,459
Commercial Mortgage Trust, Series 2014-KYO, Class F, 144A	3.680	%(c)	06/11/27	4,000	3,990,072
Commercial Mortgage Trust, Series 2015-3BP, Class XA, IO, 144A	0.168	%(c)	02/10/35	50,000	441,435
Commercial Mortgage Trust, Series 2015-CR22, Class A5	3.309%		03/10/48	1,730	1,797,664
Commercial Mortgage Trust, Series 2015-CR22, Class XA, IO	1.174	%(c)	03/10/48	8,840	624,931
Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.350%		02/10/48	430	448,358
Commerical Mortgage Trust, Series 2015-LC19, Class XA, IO	1.383	%(c)	02/10/48	43,059	3,970,959
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	3,684	3,884,846
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A3	5.383%		02/15/40	895	941,677
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4	5.695	%(c)	09/15/40	4,385	4,709,350
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4	3.505%		04/15/50	325	343,292
CSMC Trust, Series 2014-SURF, Class E, 144A	3.282	%(c)	02/15/29	1,400	1,398,365

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae-Aces, Series 2015-M3, Class A2	2.723%		10/25/24	2,300	$2,376,228
Fannie Mae-Aces, Series 2015-M4, Class X2, IO	0.679%		07/25/22	13,580	460,792
FHLMC Multifamily Structured Pass Through Certificates, Series K041, Class A2	3.171%		10/25/24	4,000	4,233,572
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class AFL1, 144A	1.482%	(c)	12/15/16	5,000	4,998,710
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class GFX, 144A	3.495%	(c)	12/15/19	2,415	2,166,326
Government National Mortgage Assoc., Series 2014-40, Class AI, IO	1.000%		02/16/39	5,864	151,453
Government National Mortgage Assoc., Series 2014-52, Class AI, IO	0.825%		08/16/41	3,703	92,368
GS Mortgage Securities Trust, Series 2006-GG6, Class AJ	5.708%	(c)	04/10/38	732	748,202
GS Mortgage Securities Trust, Series 2007-GG10, Class A4	5.989%	(c)	08/10/45	13,922	15,034,545
GS Mortgage Securities Trust, Series 2014-GC18, Class B	4.885%	(c)	01/10/47	437	486,138
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 144A	3.087%		03/05/37	1,240	1,256,518
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C	4.816%	(c)	08/15/47	300	320,717
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class D	4.816%	(c)	08/15/47	1,250	1,204,780
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, IO	1.538%	(c)	02/15/48	41,068	3,713,583
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3	5.336%		05/15/47	9,972	10,502,722
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4	5.440%		06/12/47	4,787	5,054,821
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4	6.057%	(c)	04/15/45	2,340	2,417,920
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class D	5.618%	(c)	05/15/45	4,000	4,034,432
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ	6.277%	(c)	02/12/51	3,000	3,157,098
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM	5.464%	(c)	01/15/49	1,222	1,275,762
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A4FL	1.680%	(c)	02/12/51	574	564,596
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5	3.805%		07/15/47	2,000	2,165,296
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A, 144A	1.432%	(c)	01/15/32	1,600	1,598,765
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class D, 144A	3.482%	(c)	01/15/32	900	900,573
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3	5.430%		02/15/40	7,575	8,078,544
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	5.866%	(c)	09/15/45	13,194	14,502,942
Merrill Lynch Mortgage Investors Trust, Series 1998-C3, Class G, 144A	6.000%		12/15/30	2,000	1,990,316
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%	(c)	03/12/51	2,300	2,461,014
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM	5.406%		03/15/44	1,800	1,917,754

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4	5.692%	(c)	04/15/49	1,308	$1,402,663
Morgan Stanley Capital I Trust, Series 2014-CPT, Class F, 144A	3.560%	(c)	07/13/29	130	127,069
Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4A, 144A	5.989%	(c)	08/12/45	86	91,886
Motel 6 Trust, Series 2015-MTL6, Class B, 144A	3.298%		02/05/30	3,345	3,375,945
Motel 6 Trust, Series 2015-MTL6, Class C, 144A	3.644%		02/05/30	3,780	3,814,595
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B, 144A	4.144%	(c)	01/05/35	438	457,455
STRIPs Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	0.500%		12/25/44	1,060	1,045,372
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ	5.632%	(c)	10/15/48	5,000	5,130,105
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5	5.342%		12/15/43	6,150	6,532,628
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	2,000	2,150,518
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class AMFX, 144A	5.703%		06/15/49	4,000	4,301,000
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ	6.150%	(c)	02/15/51	1,000	1,054,586
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3	5.678%		05/15/46	810	870,982
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class D, 144A	4.586%	(c)	03/15/47	1,500	1,432,817

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $195,513,484)					198,098,826

CORPORATE BONDS — 35.4%

Aerospace & Defense — 0.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.000%		10/15/22	3,565	3,346,644
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900%		03/01/25	255	256,836
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.600%		03/01/35	501	500,743
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%		12/15/42	502	524,334
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.850%		04/15/45	781	768,805
Raytheon Co., Sr. Unsec’d. Notes	3.150%		12/15/24	276	286,539
Textron, Inc., Sr. Unsec’d. Notes	3.875%		03/01/25	1,960	2,024,776

					7,708,677

Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Equipment Trust	3.375%		11/01/28	2,656	2,675,920
American Airlines Group, Inc., Gtd. Notes, 144A	4.625%		03/01/20	1,006	985,251
Turkish Airlines Pass-Through Trust (Turkey), Pass-Through Certificates, 144A	4.200%		09/15/28	616	625,240
United Continental Holdings, Inc., Gtd. Notes	6.000%		07/15/28	649	649,000

					4,935,411

Automobiles — 1.7%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%		03/02/20	3,549	3,573,371
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.724%		12/06/17	5,826	5,813,101
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		03/12/19	19,860	20,090,714
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%		03/27/20	2,845	2,845,287

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Automobiles (cont’d.)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%		11/04/19	1,355	$1,372,864
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%		09/20/22	1,237	1,333,663
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	6.625%		08/15/17	5,500	6,108,102
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25	649	659,202
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	1,207	1,306,836
General Motors Co., Sr. Unsec’d. Notes	5.000%		04/01/35	8,255	8,808,432
General Motors Co., Sr. Unsec’d. Notes	5.200%		04/01/45	11,200	12,155,763
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	560	686,035
General Motors Financial Co., Inc., Gtd. Notes	2.625%		07/10/17	2,416	2,440,196
General Motors Financial Co., Inc., Gtd. Notes	2.750%		05/15/16	1,190	1,203,280
General Motors Financial Co., Inc., Gtd. Notes	4.750%		08/15/17	1,497	1,576,640

					69,973,486

Automotive Components
BorgWarner, Inc., Sr. Unsec’d. Notes	3.375%		03/15/25	747	768,880

Banks — 5.7%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	2.375%		03/16/20	2,357	2,373,810
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.625%		02/13/17	11,560	11,906,800
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	2.750%		03/27/18	7,318	7,423,365
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	3.300%		10/03/18	3,735	3,853,807
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.800%		10/18/20	5,777	6,357,305
Bank of America Corp., Jr. Sub. Notes	6.100%	(c)	12/29/49	1,184	1,201,020
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	8,543	8,694,997
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16	5,855	6,248,743
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	3,618	3,665,175
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%		04/01/44	212	238,612
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	7,515	8,482,782
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18	1,425	1,629,998
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	1,772	1,786,341
Bank of America NA, Sr. Unsec’d. Notes	0.676%	(c)	05/08/17	5,700	5,690,287
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	3.000%		02/24/25	1,380	1,400,038
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.100%		01/15/19	1,764	1,785,605
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes	1.300%		07/21/17	3,955	3,961,364
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes	2.800%		07/21/21	2,025	2,068,612
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19	1,637	1,653,128
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25	1,027	1,030,133
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450%		01/15/20	1,033	1,050,825
BBVA Banco Continental SA (Peru), Sr. Unsec’d. Notes, 144A	3.250%		04/08/18	7,530	7,737,075
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.300%		10/15/18	584	597,557
Capital One NA, Sr. Unsec’d. Notes	2.950%		07/23/21	2,589	2,626,002
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	2,100	2,159,724
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20	4,965	5,225,663
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	5,135	5,340,400
Citigroup, Inc., Jr. Sub. Notes	5.800%	(c)	11/29/49	670	671,675

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., Jr. Sub. Notes	5.875%	(c)	12/29/49	1,014	$1,024,140
Citigroup, Inc., Sr. Unsec’d. Notes	1.800%		02/05/18	1,638	1,641,420
Citigroup, Inc., Sr. Unsec’d. Notes	1.850%		11/24/17	1,909	1,922,415
Citigroup, Inc., Sr. Unsec’d. Notes	2.400%		02/18/20	2,785	2,794,937
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		09/26/18	1,984	2,022,886
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		07/29/19	4,245	4,305,525
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	1,175	1,179,413
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	14,385	15,090,987
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, MTN	2.300%		03/12/20	2,380	2,401,427
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Sr. Unsec’d. Notes, MTN	2.250%		01/14/20	1,338	1,351,558
Credit Suisse (Switzerland), Sr. Unsec’d. Notes	3.000%		10/29/21	842	858,209
Credit Suisse Group Funding Guernsey Ltd (Switzerland), Gtd. Notes, 144A	2.750%		03/26/20	1,874	1,884,691
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.875%		02/13/18	1,007	1,008,419
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.550%		10/23/19	3,787	3,839,639
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%		01/31/19	2,509	2,563,360
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%		07/19/18	2,312	2,389,480
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	731	743,832
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		02/07/16	1,509	1,541,288
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	8,675	10,126,831
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	0.886%	(c)	06/04/17	1,500	1,499,817
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	426	473,111
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	4,100	5,383,517
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	3,705	3,887,831
HSBC USA, Inc., Sr. Unsec’d. Notes	2.350%		03/05/20	4,557	4,579,790
JPMorgan Chase & Co., Jr. Sub. Notes	6.750%	(c)	01/29/49	138	149,730
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19	910	912,476
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.250%		01/23/20	3,245	3,251,951
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.350%		01/28/19	2,750	2,795,075
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	3,275	3,602,395
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	3,425	3,785,789
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	1.350%		02/15/17	5,003	5,022,332
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	2,199	2,255,932
KeyBank NA, Sr. Unsec’d. Notes	2.250%		03/16/20	831	836,736
Macquarie Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A	1.600%		10/27/17	1,634	1,633,240
Macquarie Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A	1.650%		03/24/17	1,166	1,171,902
PKO Finance AB (Poland), Sr. Unsec’d. Notes, 144A	4.630%		09/26/22	6,040	6,387,300
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	2.150%		03/06/20	2,300	2,315,872

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Swedbank AB (Sweden), Sr. Unsec’d. Notes, 144A	2.200%		03/04/20	3,298	$3,313,016
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	1,713	1,742,575
Wells Fargo & Co., Sr. Unsec’d. Notes	1.500%		07/01/15	937	939,464
Wells Fargo & Co., Sr. Unsec’d. Notes	2.125%		04/22/19	2,204	2,230,798
Wells Fargo & Co., Sr. Unsec’d. Notes	2.150%		01/30/20	1,684	1,692,688
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		02/19/25	2,300	2,309,890
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.300%		09/09/24	675	697,161

					228,421,688

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.700%		02/01/24	435	460,533
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.750%		07/15/42	413	402,749
Constellation Brands, Inc., Gtd. Notes	3.750%		05/01/21	5,665	5,792,463

					6,655,745

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	5.650%		06/15/42	961	1,177,666
Celgene Corp., Sr. Unsec’d. Notes	3.250%		08/15/22	1,046	1,069,435
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.350%		02/01/20	291	299,001
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%		02/01/45	615	679,216

					3,225,318

Building Products — 0.1%
Owens Corning, Gtd. Notes	4.200%		12/01/24	2,420	2,495,656

Capital Markets — 1.0%
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	4.650%		07/02/18	8,000	8,713,032
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	283	281,582
Morgan Stanley, Sr. Unsec’d. Notes	2.650%		01/27/20	1,622	1,644,581
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	2,930	3,068,703
Morgan Stanley, Sr. Unsec’d. Notes	4.300%		01/27/45	2,024	2,097,323
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	12,700	14,825,129
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.700%		10/23/24	7,900	8,236,398
State Street Capital Trust IV, Ltd. Gtd. Notes	1.271%	(c)	06/01/77	344	290,680

					39,157,428

Chemicals — 1.0%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	694	695,875
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%		03/15/35	524	519,518
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A	7.375%		05/01/21	225	241,875
Braskem America Finance Co. (Brazil), Gtd. Notes, 144A	7.125%		07/22/41	8,485	7,560,983
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%		11/15/42	330	331,118
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%		10/01/44	502	524,757
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%		01/15/20	922	935,329
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%		08/15/22	1,090	1,133,059
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%		09/01/42	535	558,304
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%		01/12/20	707	711,420
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	2,572	2,724,442
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%		03/01/22	5,730	6,208,673

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	7,075	$6,933,500
OCP SA (Morocco), Series 144A, Sr. Unsec’d. Notes, 144A	5.625%	04/25/24	5,695	6,193,313
PolyOne Corp., Sr. Unsec’d. Notes	5.250%	03/15/23	4,805	4,985,187
Rockwood Specialties Group, Inc., Gtd. Notes	4.625%	10/15/20	886	922,548
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.000%	12/15/42	261	265,853

				41,445,754

Commercial Services & Supplies — 0.3%
Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A	3.750%	11/16/22	10,565	9,835,487
MasterCard, Inc., Sr. Unsec’d. Notes	3.375%	04/01/24	1,122	1,181,224
Republic Services, Inc., Sr. Unsec’d. Notes	3.200%	03/15/25	1,138	1,142,880
Waste Management, Inc., Gtd. Notes	3.125%	03/01/25	520	525,011
Waste Management, Inc., Gtd. Notes	3.900%	03/01/35	584	598,551

				13,283,153

Communications Equipment
Juniper Networks, Inc., Sr. Unsec’d. Notes	3.300%	06/15/20	685	693,197

Construction & Engineering — 0.1%
K Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%	10/15/20	1,533	1,609,650
KB Home, Gtd. Notes	4.750%	05/15/19	1,910	1,867,025

				3,476,675

Construction Materials — 0.3%
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	7.250%	04/05/41	10,740	10,525,673

Consumer Finance — 2.0%
Ally Financial, Inc., Gtd. Notes	2.750%	01/30/17	6,700	6,675,277
Ally Financial, Inc., Gtd. Notes	7.500%	09/15/20	10,540	12,344,975
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%	11/18/19	9,856	9,745,120
Ally Financial, Inc., Sr. Unsec’d. Notes	5.125%	09/30/24	1,504	1,551,000
Navient Corp., Sr. Unsec’d. Notes, MTN	4.875%	06/17/19	2,000	1,995,000
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%	01/15/19	7,555	7,706,100
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%	01/25/17	11,300	11,886,187
Navient Corp., Sr. Unsec’d. Notes, MTN	6.125%	03/25/24	5,770	5,539,200
Springleaf Finance Corp., Gtd. Notes	6.000%	06/01/20	1,850	1,859,250
Springleaf Finance Corp., Gtd. Notes, MTN	5.400%	12/01/15	1,900	1,933,440
Springleaf Finance Corp., Gtd. Notes, MTN	6.500%	09/15/17	5,000	5,275,000
Springleaf Finance Corp., Sr. Unsec’d. Notes	5.250%	12/15/19	11,026	10,901,958
Toyota Motor Credit Corp. (Japan), Sr. Unsec’d. Notes, MTN	2.750%	05/17/21	3,035	3,136,284

				80,548,791

Containers & Packaging — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	6.875%	02/15/21	1,363	1,434,558
Rock-Tenn Co., Gtd. Notes	4.000%	03/01/23	3,045	3,205,149
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	6,565	6,696,300

				11,336,007

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Distributors — 0.1%
H&E Equipment Services, Inc., Gtd. Notes	7.000%		09/01/22	574	$591,220
VWR Funding, Inc., Gtd. Notes	7.250%		09/15/17	1,664	1,736,800

					2,328,020

Diversified Financial Services — 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	2.750%		05/15/17	2,450	2,425,500
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%		05/15/19	7,896	7,933,032
Air Lease Corp., Sr. Unsec’d. Notes	3.750%		02/01/22	1,173	1,192,019
Aircastle Ltd., Sr. Unsec’d. Notes	5.500%		02/15/22	1,370	1,457,337
Aircastle Ltd., Sr. Unsec’d. Notes	6.250%		12/01/19	917	1,008,131
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.250%		08/15/19	1,688	1,712,457
Discover Financial Services, Sr. Unsec’d. Notes	3.750%		03/04/25	770	775,649
General Electric Capital Corp., Gtd. Notes, MTN	3.100%		01/09/23	2,016	2,076,446
General Electric Capital Corp., Gtd. Notes, MTN	3.150%		09/07/22	1,375	1,422,025
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	3.500%		03/15/17	314	316,355
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	4.875%		03/15/19	427	435,006
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	6.000%		08/01/20	506	525,633
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.750%		09/01/16	5,400	5,737,500
International Lease Finance Corp., Sr. Unsec’d Notes	3.875%		04/15/18	4,050	4,110,750
International Lease Finance Corp., Sr. Unsec’d Notes	5.750%		05/15/16	1,400	1,455,300
International Lease Finance Corp., Sr. Unsec’d Notes	5.875%		04/01/19	4,560	4,947,600
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A	2.350%		04/09/19	1,924	1,961,324
Moody’s Corp., Sr. Unsec’d. Notes	4.500%		09/01/22	813	881,765
National Rural Utilities Cooperative Finance Corp., Sub. Notes	4.750%	(c)	04/30/43	4,885	4,899,655
Rio Oil Finance Trust (Brazil), Sr. Sec’d. Notes, 144A	6.250%		07/06/24	11,700	10,680,602
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	471	473,047

					56,427,133

Diversified Telecommunication Services — 3.0%
AT&T, Inc., Sr. Unsec’d. Notes	2.300%		03/11/19	1,827	1,840,989
AT&T, Inc., Sr. Unsec’d. Notes	2.375%		11/27/18	755	764,718
AT&T, Inc., Sr. Unsec’d. Notes	3.000%		02/15/22	823	825,814
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	1,085	1,149,439
AT&T, Inc., Sr. Unsec’d. Notes	4.300%		12/15/42	1,684	1,610,754
AT&T, Inc., Sr. Unsec’d. Notes	4.800%		06/15/44	345	353,291
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%		03/11/23	6,500	7,025,025
CenturyLink, Inc., Sr. Unsec’d. Notes	5.625%		04/01/20	4,500	4,725,000
Embarq Corp., Sr. Unsec’d. Notes	7.995%		06/01/36	13,520	16,076,632
Frontier Communications Corp., Sr. Unsec’d. Notes	6.875%		01/15/25	2,000	1,980,000
Frontier Communications Corp., Sr. Unsec’d. Notes	7.125%		01/15/23	10,105	10,332,363
Level 3 Financing, Inc., Gtd. Notes	8.125%		07/01/19	1,897	1,994,221

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Diversified Telecommunication Services (cont’d.)
Level 3 Financing, Inc., Gtd. Notes, 144A	5.625%		02/01/23	2,630	$2,702,325
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.462%		02/16/21	8,464	9,672,947
Telemar Norte Leste SA (Brazil), Sr. Unsec’d. Notes, 144A	5.500%		10/23/20	5,650	4,935,275
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%		02/21/20	9,165	9,324,104
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.450%		03/15/21	1,526	1,595,961
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.650%		09/14/18	9,400	9,995,490
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.850%		11/01/42	1,602	1,455,282
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%		11/01/34	14,089	14,351,816
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%		08/21/46	1,830	1,915,891
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750%		01/15/25	4,400	4,566,320
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.375%		04/15/23	4,380	4,664,700
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%		04/15/21	200	209,750
Windstream Corp., Gtd. Notes	7.500%		04/01/23	7,170	6,847,350

					120,915,457

Electric Utilities — 1.0%
AES Corp., Sr. Unsec’d. Notes	3.262%	(c)	06/01/19	6,765	6,731,175
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	2.400%		02/01/20	502	509,270
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	3.500%		02/01/25	528	549,845
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%		04/01/44	468	535,283
CEZ A/S (Czech Republic), Sr. Unsec’d. Notes, 144A	5.625%		04/03/42	3,540	4,174,152
CMS Energy Corp., Sr. Unsec’d. Notes	3.875%		03/01/24	593	634,047
Commonwealth Edison Co., First Mortgage	4.700%		01/15/44	614	730,879
Consumers Energy Co., First Mortgage	3.950%		05/15/43	426	450,784
Dominion Resources, Inc., Sr. Unsec’d. Notes	2.500%		12/01/19	1,210	1,229,671
DTE Energy Co., Sr. Unsec’d. Notes	2.400%		12/01/19	369	374,998
DTE Energy Co., Sr. Unsec’d. Notes	3.500%		06/01/24	1,504	1,562,630
Duke Energy Carolinas LLC, First Mortgage	4.250%		12/15/41	1,287	1,415,999
Duke Energy Corp., Sr. Unsec’d. Notes	3.750%		04/15/24	306	327,546
EDP Finance BV (Portugal), Sr. Unsec’d. Notes, 144A	5.250%		01/14/21	6,030	6,536,158
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	4.250%		04/15/24	1,395	1,445,627
Entergy Arkansas, Inc., First Mortgage	3.700%		06/01/24	1,702	1,822,148
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%		03/15/18	3,770	3,860,823
Florida Power & Light Co., First Mortgage	3.800%		12/15/42	404	421,090
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.300%		03/15/45	397	427,226
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.750%		02/15/44	567	653,431
PacifiCorp, First Mortgage	3.600%		04/01/24	2,462	2,637,905
PG&E Corp., Sr. Unsec’d. Notes	2.400%		03/01/19	802	812,145
Progress Energy, Inc., Sr. Unsec’d. Notes	4.875%		12/01/19	198	222,093
Public Service Co. of Colorado, First Mortgage	2.500%		03/15/23	997	1,000,626

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Electric Utilities (cont’d.)
Trans-Allegheny Interstate Line Co., Sr. Unsec’d. Notes, 144A	3.850%	06/01/25	612	$639,250
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.250%	01/14/25	970	989,515
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.625%	07/26/23	360	380,239
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.450%	02/15/24	302	320,486
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%	02/15/44	426	480,044

				41,875,085

Electrical Equipment
Eaton Corp., Gtd. Notes	2.750%	11/02/22	1,375	1,377,863

Energy Equipment & Services — 1.3%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.150%	10/01/20	697	731,721
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	2,045	2,184,970
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.050%	06/01/41	8,220	9,100,896
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.500%	02/01/42	3,430	3,978,755
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	645	674,818
Enterprise Products Operating LLC, Gtd. Notes	4.450%	02/15/43	1,395	1,416,373
Kinder Morgan Energy Partners LP, Gtd. Notes	3.500%	03/01/21	7,021	7,076,761
Kinder Morgan Energy Partners LP, Gtd. Notes	4.300%	05/01/24	9,040	9,203,488
Kinder Morgan, Inc., Gtd. Notes	3.050%	12/01/19	3,232	3,264,074
Kinder Morgan, Inc., Gtd. Notes, 144A	5.625%	11/15/23	335	368,378
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	4.500%	07/15/23	395	391,050
Nabors Industries, Inc., Gtd. Notes	5.100%	09/15/23	5,545	5,310,252
Paragon Offshore PLC, Gtd. Notes, 144A	6.750%	07/15/22	3,735	1,232,550
Paragon Offshore PLC, Gtd. Notes, 144A	7.250%	08/15/24	7,235	2,405,637
Transocean, Inc., Gtd. Notes	4.300%	10/15/22	6,375	4,651,761

				51,991,484

Food & Staples Retailing
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	447	546,074
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	2.550%	04/11/23	668	673,215
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.000%	04/11/43	484	513,398

				1,732,687

Food Products — 0.1%
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	5.625%	04/14/18	4,060	4,410,175

Gas Utilities — 0.3%
China Resources Gas Group Ltd. (China), Sr. Unsec’d. Notes, 144A	4.500%	04/05/22	5,650	6,004,475
Transportadora de Gas del Peru SA (Peru), Sr. Unsec’d. Notes, 144A	4.250%	04/30/28	6,040	6,007,988

				12,012,463

Health Care Equipment & Supplies — 0.3%
Baxter International, Inc., Sr. Unsec’d. Notes	2.400%	08/15/22	800	772,402
Becton, Dickinson and Co., Sr. Unsec’d. Notes	1.800%	12/15/17	379	381,904
Becton, Dickinson and Co., Sr. Unsec’d. Notes	2.675%	12/15/19	1,268	1,295,157
Becton, Dickinson and Co., Sr. Unsec’d. Notes	3.125%	11/08/21	692	710,824
Becton, Dickinson and Co., Sr. Unsec’d. Notes	4.685%	12/15/44	174	189,089
Boston Scientific Corp., Sr. Unsec’d. Notes	2.650%	10/01/18	944	954,391
CareFusion Corp., Sr. Unsec’d. Notes	1.450%	05/15/17	982	982,739
Medtronic, Inc., Gtd. Notes	3.125%	03/15/22	786	814,983

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Health Care Equipment & Supplies (cont’d.)
Medtronic, Inc., Gtd. Notes	3.625%	03/15/24	986	$1,046,880
Medtronic, Inc., Gtd. Notes	4.625%	03/15/44	1,146	1,281,994
Medtronic, Inc., Gtd. Notes, 144A	2.500%	03/15/20	854	872,908
Zimmer Holdings, Inc., Sr. Unsec’d. Notes	3.550%	04/01/25	1,336	1,363,711
Zimmer Holdings, Inc., Sr. Unsec’d. Notes	4.250%	08/15/35	1,002	1,033,566

				11,700,548

Health Care Providers & Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	338	355,986
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	693	768,998
Anthem, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	2,635	2,673,421
Anthem, Inc., Sr. Unsec’d. Notes	3.300%	01/15/23	1,571	1,595,861
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	1,771	1,806,870
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21	700	756,840
HCA, Inc., Gtd. Notes	5.375%	02/01/25	1,190	1,248,013
HCA, Inc., Gtd. Notes	7.500%	02/15/22	8,385	9,779,006
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	1,504	1,624,320
Kindred Helathcare, Inc., Gtd. Notes, 144A	8.000%	01/15/20	5,510	5,912,919
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	685	689,289
Omnicare, Inc., Gtd. Notes	4.750%	12/01/22	1,795	1,853,337
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	707	716,502
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.875%	12/15/21	773	793,542
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	1,049	1,073,935

				31,648,839

Household Durables — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.875%	12/01/19	2,095	2,134,929

Household Products — 0.1%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	1.900%	05/22/19	1,804	1,822,935
Kimberly-Clark Corp., Sr. Unsec’d. Notes	2.650%	03/01/25	375	375,669

				2,198,604

Independent Power & Renewable Electricity Producers — 0.4%
Dynegy Finance I, Inc./Dynegy Finance II, Inc.,
Sr. Sec’d. Notes, 144A	6.750%	11/01/19	14,860	15,380,100

Industrial Conglomerates — 0.1%
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	1,825	2,048,575

Insurance — 0.4%
Allstate Corp. (The), Sr. Unsec’d. Notes	3.150%	06/15/23	575	593,921
American International Group, Inc., Sr. Unsec’d. Notes	3.875%	01/15/35	561	563,807
American International Group, Inc., Sr. Unsec’d. Notes	4.375%	01/15/55	535	539,178
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44	693	743,878
Berkshire Hathaway Finance Corp., Gtd. Notes	4.300%	05/15/43	478	521,809
Lincoln National Corp., Sr. Unsec’d. Notes	3.350%	03/09/25	299	302,421
Loews Corp., Sr. Unsec’d. Notes	2.625%	05/15/23	575	561,430
Manulife Financial Corp. (Canada), Sr. Unsec’d. Notes	3.400%	09/17/15	1,244	1,259,322
MetLife, Inc., Sr. Unsec’d. Notes	4.050%	03/01/45	1,469	1,521,323
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.300%	04/10/17	6,489	6,525,196

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	2.300%	04/10/19	2,738	$2,779,385
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%	08/01/43	856	995,703
XLIT Ltd. (Ireland), Gtd. Notes	2.300%	12/15/18	894	908,112

				17,815,485

Internet & Catalog Retail — 0.2%
Alibaba Group Holding Ltd. (China), Gtd. Notes, 144A	4.500%	11/28/34	5,480	5,523,002
Amazon.com, Inc., Sr. Unsec’d. Notes	2.600%	12/05/19	1,257	1,287,529
QVC, Inc., Sr. Sec’d. Notes	3.125%	04/01/19	520	523,576

				7,334,107

Internet Software & Services — 0.5%
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	3.375%	03/05/18	15,885	16,427,441
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	3.375%	05/02/19	3,135	3,248,264

				19,675,705

IT Services
IHS, Inc., Gtd. Notes, 144A	5.000%	11/01/22	1,846	1,854,122

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.300%	02/15/22	786	805,939
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.600%	08/15/21	2,083	2,174,242

				2,980,181

Machinery — 0.3%
Caterpillar, Inc., Sr. Unsec’d. Notes	4.750%	05/15/64	1,187	1,303,705
Ferreycorp SAA (Peru), Gtd. Notes, 144A	4.875%	04/26/20	6,015	5,889,888
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	2.625%	05/01/20	839	847,393
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.350%	06/12/24	1,421	1,498,699
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.875%	03/01/25	845	851,804

				10,391,489

Media — 1.8%
CBS Corp., Gtd. Notes	2.300%	08/15/19	1,063	1,063,162
CBS Corp., Gtd. Notes	3.500%	01/15/25	662	668,458
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	09/30/22	3,180	3,251,550
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750%	01/15/24	6,945	7,214,119
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	2,115	2,226,037
Comcast Corp., Gtd. Notes	4.750%	03/01/44	1,184	1,362,386
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	8.375%	03/01/39	396	560,723
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	4.600%	02/15/21	2,406	2,630,906
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42	572	597,781
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	6.375%	03/01/41	516	607,614

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Discovery Communications LLC, Gtd. Notes	3.450%	03/15/25	625	$624,497
DISH DBS Corp., Gtd. Notes	5.000%	03/15/23	4,985	4,846,915
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24	4,820	4,826,025
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.750%	02/15/23	572	592,512
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%	03/15/22	815	853,773
Myriad International Holdings BV (South Africa), Series 144A, Gtd. Notes, 144A	6.000%	07/18/20	10,394	11,459,385
NBCUniversal Enterprise, Inc., Jr. Sub. Notes, 144A	5.250%	03/29/49	1,372	1,454,594
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43	1,458	1,583,225
Omnicom Group, Inc., Gtd. Notes	3.650%	11/01/24	383	396,197
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	03/15/22	1,415	1,446,837
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	06/15/23	1,920	1,939,200
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	2.750%	11/15/19	1,328	1,339,231
Time Warner Cable, Inc., Gtd. Notes	4.500%	09/15/42	2,284	2,342,845
Time Warner Cable, Inc., Gtd. Notes	5.500%	09/01/41	1,238	1,422,143
Time Warner Cable, Inc., Gtd. Notes	5.875%	11/15/40	3,720	4,449,157
Time Warner Cable, Inc., Gtd. Notes	6.550%	05/01/37	4,057	5,094,971
Time Warner Cable, Inc., Gtd. Notes	6.750%	06/15/39	2,020	2,589,095
Time Warner, Inc., Gtd. Notes	2.100%	06/01/19	2,266	2,277,509
Time Warner, Inc., Gtd. Notes	4.650%	06/01/44	1,246	1,342,258
Viacom, Inc., Sr. Unsec’d. Notes	2.750%	12/15/19	1,518	1,541,912
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	03/01/21	823	891,841

				73,496,858

Metals & Mining — 0.9%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.500%	03/01/41	2,855	2,969,200
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.750%	10/15/39	5,191	5,450,550
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	11,480	11,423,714
Freeport-McMoRan, Inc., Gtd. Notes	4.000%	11/14/21	1,233	1,203,446
Freeport-McMoRan, Inc., Gtd. Notes	5.400%	11/14/34	1,121	1,024,913
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	2.125%	03/15/18	2,895	2,914,049
Newmont Mining Corp., Gtd. Notes	3.500%	03/15/22	878	852,682
Novelis, Inc., Gtd. Notes	8.750%	12/15/20	2,997	3,210,536
Nucor Corp., Sr. Unsec’d. Notes	5.200%	08/01/43	430	483,863
Samarco Mineracao SA (Brazil), Sr. Unsec’d. Notes, 144A	4.125%	11/01/22	610	549,000
Samarco Mineracao SA (Brazil), Sr. Unsec’d. Notes, 144A	5.375%	09/26/24	5,575	5,227,120
Steel Dynamics, Inc., Gtd. Notes	5.250%	04/15/23	1,290	1,306,125
Steel Dynamics, Inc., Gtd. Notes	6.375%	08/15/22	481	513,468

				37,128,666

Multiline Retail — 0.2%
Lotte Shopping Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.375%	05/09/17	1,000	1,031,363
Macy’s Retail Holdings, Inc., Gtd. Notes	4.500%	12/15/34	631	667,859
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	3.750%	04/30/23	2,270	2,265,378
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	4.375%	01/27/25	3,880	3,999,108
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	438	465,017
Target Corp., Sr. Unsec’d. Notes	4.000%	07/01/42	550	582,696

				9,011,421

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Multi-Utilities
NiSource Finance Corp., Gtd. Notes	3.850%	02/15/23	874	$922,420
Sempra Energy, Sr. Unsec’d. Notes	2.875%	10/01/22	397	396,887

				1,319,307

Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	3.450%	07/15/24	462	462,735
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%	05/10/19	2,092	2,114,531
Chevron Corp., Sr. Unsec’d. Notes	1.961%	03/03/20	4,050	4,075,932
Chevron Corp., Sr. Unsec’d. Notes	2.193%	11/15/19	385	393,034
CNPC General Capital Ltd. (Hong Kong), Gtd. Notes, 144A	3.950%	04/19/22	5,290	5,521,443
Continental Resources, Inc., Gtd. Notes	3.800%	06/01/24	625	576,087
Continental Resources, Inc., Gtd. Notes	4.900%	06/01/44	783	690,535
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	5.500%	12/15/21	5,345	6,145,692
Ensco PLC, Sr. Unsec’d. Notes	4.500%	10/01/24	3,330	3,227,616
Ensco PLC, Sr. Unsec’d. Notes	5.750%	10/01/44	2,778	2,690,546
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	2,263	2,320,546
EP Energy LLC/Everest Acquisition Finance, Inc., Sec’d. Notes	6.875%	05/01/19	451	462,275
Exxon Mobil Corp., Sr. Unsec’d. Notes	1.819%	03/15/19	1,834	1,857,803
Laredo Petroleum, Inc., Gtd. Notes	7.375%	05/01/22	234	241,313
Laredo Petroleum, Inc., Gtd. Notes	9.500%	02/15/19	815	853,713
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes	6.250%	11/01/19	1,745	1,378,550
Marathon Petroleum Corp., Sr. Unsec’d. Notes	4.750%	09/15/44	446	453,877
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21	325	300,625
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	2,195	2,068,787
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	3,205	3,237,451
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	2,167	2,295,167
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%	02/15/22	1,041	1,072,122
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	9,185	6,062,100
Pan American Energy LLC (Argentina), Gtd. Notes, 144A	7.875%	05/07/21	1,955	2,028,313
Peabody Energy Corp., Gtd. Notes	6.000%	11/15/18	220	173,800
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, 144A	5.625%	05/20/43	7,220	7,012,425
Pertamina Persero PT (Indonesia), Series 144A, Sr. Unsec’d. Notes, 144A	6.450%	05/30/44	10,465	11,249,875
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375%	01/27/21	5,230	4,744,395
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.625%	05/20/43	2,550	2,065,245
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.750%	01/27/41	6,180	5,471,525
Petroleos Mexicanos (Mexico), Gtd. Notes	8.000%	05/03/19	4,795	5,736,019
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	3.500%	07/23/20	8,555	8,747,487
Phillips 66, Gtd. Notes	4.875%	11/15/44	504	539,747
Phillips 66, Gtd. Notes	5.875%	05/01/42	4,620	5,503,612
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.950%	07/15/22	1,298	1,334,968
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.600%	12/15/19	2,190	2,200,315
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.850%	01/31/23	789	768,989
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.900%	02/15/45	565	594,073
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250%	05/01/23	3,725	3,650,500

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	1,950	$1,915,875
Range Resources Corp., Gtd. Notes	5.000%	03/15/23	2,605	2,591,975
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.000%	10/01/22	1,305	1,357,200
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%	04/15/23	2,894	2,988,055
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%	03/01/22	3,065	3,325,525
Rowan Cos., Inc., Gtd. Notes	4.750%	01/15/24	7,090	6,709,395
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	02/01/21	1,749	1,760,473
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	04/15/23	377	376,058
Sabine Pass LNG LP, Sr. Sec’d. Notes	7.500%	11/30/16	2,184	2,320,500
Shell International Finance BV (Netherlands), Gtd. Notes	3.625%	08/21/42	510	503,147
SM Energy Co., Sr. Unsec’d. Notes	6.500%	11/15/21	630	639,450
SM Energy Co., Sr. Unsec’d. Notes	6.500%	01/01/23	1,845	1,881,900
SM Energy Co., Sr. Unsec’d. Notes	6.625%	02/15/19	795	804,937
SM Energy Co., Sr. Unsec’d. Notes, 144A	6.125%	11/15/22	4,520	4,497,400
Southwestern Energy Co., Sr. Unsec’d. Notes	4.950%	01/23/25	525	533,969
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.500%	03/15/25	2,259	2,270,252
Statoil ASA (Norway), Gtd. Notes	2.900%	11/08/20	2,399	2,513,183
Sunoco Logistics Partners Operations LP, Gtd. Notes	3.450%	01/15/23	1,047	1,030,163
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	4.125%	11/15/19	6,745	6,711,275
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A	6.250%	10/15/22	2,635	2,727,225
Thai Oil PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.875%	01/23/43	10,630	10,340,045
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	1.875%	01/12/18	541	546,124
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	2.500%	08/01/22	654	638,570
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	4.625%	03/01/34	542	583,382
Valero Energy Corp., Sr. Unsec’d. Notes	3.650%	03/15/25	1,938	1,981,964
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%	07/01/22	1,946	1,978,127
Williams Partners LP, Sr. Unsec’d. Notes	3.600%	03/15/22	1,162	1,158,371
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21	2,052	2,106,417
Williams Partners LP, Sr. Unsec’d. Notes	4.500%	11/15/23	342	354,610
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	1,391	1,304,402
Williams Partners LP/ACMP Finance Corp., Sr. Unsec’d. Notes	4.875%	05/15/23	430	433,225
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	3.650%	03/05/25	1,225	1,213,982

				180,420,944

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.750%	01/11/22	590	620,498
International Paper Co., Sr. Unsec’d. Notes	3.650%	06/15/24	666	679,038
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44	957	982,883

				2,282,419

Pharmaceuticals — 1.6%
Abbott Laboratories, Sr. Unsec’d. Notes	2.950%	03/15/25	2,190	2,216,008
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	969	961,207

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42	1,057	$1,088,094
Actavis Funding SCS, Gtd. Notes	2.350%	03/12/18	10,562	10,704,840
Actavis Funding SCS, Gtd. Notes	3.000%	03/12/20	7,456	7,628,122
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	3,990	4,158,849
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45	4,805	5,107,023
AmerisourceBergen Corp., Sr. Unsec’d. Notes	1.150%	05/15/17	2,607	2,597,878
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250%	03/01/25	282	285,757
AmerisourceBergen Corp., Sr. Unsec’d. Notes	4.250%	03/01/45	282	296,201
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.500%	03/01/44	643	730,679
Eli Lilly & Co., Sr. Unsec’d. Notes	2.750%	06/01/25	192	192,848
Eli Lilly & Co., Sr. Unsec’d. Notes	3.700%	03/01/45	465	465,129
Express Scripts Holding Co., Gtd. Notes	1.250%	06/02/17	959	958,100
Express Scripts Holding Co., Gtd. Notes	3.900%	02/15/22	591	627,530
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%	05/08/22	791	803,243
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%	02/10/45	1,457	1,463,890
Mylan, Inc., Gtd. Notes, 144A	3.125%	01/15/23	1,172	1,157,268
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	04/24/20	1,215	1,360,298
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%	06/15/43	592	639,332
Pfizer, Inc., Sr. Unsec’d. Notes	4.400%	05/15/44	466	512,495
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%	09/29/21	1,035	1,071,575
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	3.650%	11/10/21	327	344,395
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.375%	10/15/20	8,595	8,928,056
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	1,415	1,425,613
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	7,597	7,710,955
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A	6.125%	04/15/25	1,626	1,682,910
Zoetis, Inc., Sr. Unsec’d. Notes	3.250%	02/01/23	525	523,216

				65,641,511

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., Sr. Unsec’d. Notes	3.450%	09/15/21	1,365	1,393,346
American Tower Corp., Sr. Unsec’d. Notes	3.500%	01/31/23	198	196,265
American Tower Corp., Sr. Unsec’d. Notes	5.000%	02/15/24	191	208,857
American Tower Corp., Sr. Unsec’d. Notes	5.900%	11/01/21	181	208,623
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250%	01/15/23	976	1,024,800
Omega Healthcare Investors, Inc., Gtd. Notes, 144A	4.500%	04/01/27	477	468,557
Simon Property Group LP, Sr. Unsec’d. Notes	4.250%	10/01/44	555	581,779
Ventas Realty LP, Gtd. Notes	3.750%	05/01/24	1,030	1,058,135

				5,140,362

Real Estate Management & Development — 0.1%
CBRE Services, Inc., Gtd. Notes	5.000%	03/15/23	2,350	2,455,750

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.000%	03/15/23	790	805,862
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%	04/01/45	341	354,722
CSX Corp., Sr. Unsec’d. Notes	4.100%	03/15/44	581	605,106

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Road & Rail (cont’d.)
FedEx Corp., Gtd. Notes	4.100%	02/01/45	704	$702,940
FedEx Corp., Gtd. Notes	4.900%	01/15/34	1,288	1,450,288
GATX Corp., Sr. Unsec’d. Notes	2.600%	03/30/20	756	758,022
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.375%	02/01/22	1,232	1,231,621
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.450%	09/03/19	1,824	1,827,203
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55	188	183,391
Union Pacific Corp., Sr. Unsec’d. Notes	4.821%	02/01/44	683	811,474

				8,730,629

Semiconductors & Semiconductor Equipment — 0.3%
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375%	11/01/19	1,455	1,510,879
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	10,950	11,141,625

				12,652,504

Software — 0.2%
Adobe Systems, Inc., Sr. Unsec’d. Notes	3.250%	02/01/25	567	573,088
First Data Corp., Sr. Sec’d. Notes, 144A	7.375%	06/15/19	971	1,014,695
Microsoft Corp., Sr. Unsec’d. Notes	3.500%	02/12/35	1,301	1,297,572
Microsoft Corp., Sr. Unsec’d. Notes	3.750%	02/12/45	1,331	1,336,071
Oracle Corp., Sr. Unsec’d. Notes	2.800%	07/08/21	2,963	3,069,028
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	1,032	1,119,786

				8,410,240

Specialty Retail — 0.2%
GameStop Corp., Gtd. Notes, 144A	5.500%	10/01/19	5,940	6,133,050
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	281	313,746
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.250%	09/15/44	513	556,304

				7,003,100

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc., Sr. Unsec’d. Notes	2.100%	05/06/19	5,810	5,940,167
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	452	429,056
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.125%	03/01/19	460	469,419
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.750%	01/14/19	5,140	5,269,549
Hewlett-Packard Co., Sr. Unsec’d. Notes	3.750%	12/01/20	2,177	2,288,826

				14,397,017

Textiles, Apparel & Luxury Goods
Wolverine World Wide, Inc., Gtd. Notes	6.125%	10/15/20	1,245	1,329,038

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	2.625%	01/14/20	827	840,264
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	527	523,903
Lorillard Tobacco Co., Gtd. Notes	3.750%	05/20/23	255	259,632
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.125%	08/21/17	1,744	1,745,460
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875%	11/15/43	804	915,981
Reynolds American, Inc., Gtd. Notes	3.250%	11/01/22	779	775,146
Reynolds American, Inc., Gtd. Notes	4.750%	11/01/42	3,075	3,171,783
Reynolds American, Inc., Gtd. Notes	6.150%	09/15/43	6,890	8,513,174

				16,745,343

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#		Value

CORPORATE BONDS (Continued)

Trading Companies & Distributors — 0.1%
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20		1,543	$1,667,404
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22		670	732,980
United Rentals North America, Inc., Sec’d. Notes	5.750%	07/15/18		269	280,433

					2,680,817

Wireless Telecommunication Services — 0.7%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16		2,992	3,041,039
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	4.755%	11/11/24		5,275	5,298,737
SoftBank Corp. (Japan), Gtd. Notes, 144A	4.500%	04/15/20		9,990	10,202,287
Sprint Communications Corp., Gtd. Notes, 144A	9.000%	11/15/18		4,655	5,341,613
Sprint Corp., Gtd. Notes	7.875%	09/15/23		1,393	1,420,860
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21		440	460,900
T-Mobile USA, Inc., Gtd. Notes	6.731%	04/28/22		422	444,155
T-Mobile USA, Inc., Gtd. Notes	6.836%	04/28/23		134	141,035
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.500%	09/26/22		684	661,514

					27,012,140

TOTAL CORPORATE BONDS (cost $1,412,448,147)					1,418,742,656

FOREIGN GOVERNMENT BONDS — 4.1%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.250%	01/07/25		4,085	4,003,300
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24		3,839	3,958,009
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	2.875%	01/21/25		8,370	8,398,801
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.250%	01/17/42		11,495	12,055,381
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.375%	10/17/23		521	582,869
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	01/15/24		958	1,107,687
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	03/15/24	IDR	18,556,000	1,506,478
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	03/15/34	IDR	11,053,000	896,920
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.250%	07/19/16	BRL	4,790	1,404,034
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, MTN	10.000%	06/12/17	BRL	25	7,707
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, MTN	10.500%	04/17/18	BRL	84,950	26,531,986
Italy Buoni Poliennali del Tesoro (Italy), Bonds, TIPS	2.100%	09/15/21	EUR	2,665	3,522,343
Italy Buoni Poliennali del Tesoro (Italy), Bonds, TIPS	2.350%	09/15/19	EUR	4,215	5,558,922
Mexican Bonos (Mexico), Bonds	4.750%	06/14/18	MXN	34,100	2,236,717
Mexican Bonos (Mexico), Bonds	6.500%	06/10/21	MXN	724,000	49,666,443
Mexican Bonos (Mexico), Bonds	8.000%	12/07/23	MXN	75,000	5,609,539
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23		9,592	10,148,336
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.600%	01/23/46		958	979,555
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%	07/21/25		1,416	1,925,760
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.900%	11/26/22	PHP	135,000	3,035,839

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	4.950%	01/15/21	PHP	228,000	$5,406,711
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%	01/14/36	PHP	260,000	6,703,579
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	5.250%	02/18/24		907	1,041,009
South Africa Government Bond (South Africa), Bonds	7.750%	02/28/23	ZAR	20,500	1,706,221
South Africa Government Bond (South Africa), Bonds	8.000%	01/31/30	ZAR	11,389	925,749
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%	03/22/24		4,548	5,057,831

TOTAL FOREIGN GOVERNMENT BONDS (cost $172,011,274)					163,977,726

MUNICIPAL BONDS — 1.0%

Arizona
Salt Verde Financial Corp., Revenue Bonds	5.000%	12/01/37		300	350,340

California — 0.4%
Bay Area Toll Authority, Revenue Bonds	5.000%	10/01/54		625	699,987
Los Angeles Community College District, General Obligation Unlimited	6.600%	08/01/42		420	607,664
Los Angeles Department of Water & Power, Revenue Bonds	5.000%	07/01/44		220	253,957
Orange County Sanitation District, Revenue Bonds	5.000%	02/01/29		440	537,605
Orange County Sanitation District, Revenue Bonds	5.000%	02/01/34		250	299,203
Regents of the University of California Medical Center Pooled Revenue, Series F, Revenue Bonds, BABs	6.583%	05/15/49		3,800	5,185,936
State of California, General Obligation Unlimited	5.000%	10/01/25		440	540,443
State of California, General Obligation Unlimited	5.000%	10/01/44		925	1,067,025
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34		3,100	4,636,701

					13,828,521

Colorado
Board of Governors of Colorado State University System, Revenue Bonds	5.000%	03/01/45		200	228,370
Lower Colorado River Authority, Revenue Bonds	5.000%	05/15/24		260	315,091
Lower Colorado River Authority, Revenue Bonds	5.000%	05/15/26		265	316,532

					859,993

Delaware
State of Delaware, General Obligation Unlimited	5.000%	07/01/22		435	534,023

Georgia
City of Atlanta Water & Wastewater Revenue, Revenue Bonds	5.000%	11/01/40		420	483,533
Municipal Electric Authority of Georgia, Revenue Bonds	6.637%	04/01/57		365	477,515

					961,048

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

MUNICIPAL BONDS (Continued)

Illinois — 0.1%
Chicago Board of Education, General Obligation Unlimited	5.000%	12/01/42	520	$513,817
State of Illinois, General Obligation Unlimited	5.100%	06/01/33	1,855	1,887,333

				2,401,150

Kentucky — 0.1%
University of Kentucky, Revenue Bonds	5.000%	10/01/21	250	300,438
University of Kentucky, Revenue Bonds	5.000%	10/01/27	790	967,126

				1,267,564

Maryland
State of Maryland, General Obligation Unlimited	5.000%	08/01/22	440	540,531

Massachusetts
Massachusetts School Building Authority, Revenue Bonds	5.000%	08/15/30	1,025	1,205,205

Michigan
Royal Oak Hospital Finance Authority, Revenue Bonds	5.000%	09/01/39	650	725,693

Mississippi
State of Mississippi, General Obligation Unlimited	5.000%	10/01/26	385	480,665

New Jersey
Casino Reinvestment Development Authority, Revenue Bonds	5.250%	11/01/44	220	236,982
New Jersey State Turnpike Authority, Revenue Bonds	7.414%	01/01/40	530	797,491

				1,034,473

New York — 0.2%
Metropolitan Transportation Authority, Revenue Bonds	5.250%	11/15/55	2,090	2,375,431
Metropolitan Transportation Authority, Revenue Bonds	6.814%	11/15/40	430	611,125
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	5.882%	06/15/44	450	610,331
New York State Dormitory Authority, Revenue Bonds	5.389%	03/15/40	430	548,826
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/44	440	503,822
Sales Tax Asset Receivable Corp., Revenue Bonds	5.000%	10/15/24	2,200	2,782,956

				7,432,491

North Carolina — 0.1%
North Carolina Medical Care Commission, Revenue Bonds	5.000%	06/01/40	395	445,303
North Carolina Medical Care Commission, Revenue Bonds	5.000%	06/01/45	395	444,940
State of North Carolina, Revenue Bonds	5.000%	05/01/27	435	528,529

				1,418,772

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania
Pennsylvania Economic Development Financing Authority, Revenue Bonds	5.000%		12/31/38	255	$279,115
Port Authority of New York & New Jersey, Revenue Bonds	4.960%		08/01/46	695	829,622

					1,108,737

Texas
Central Texas Turnpike System, Revenue Bonds	5.000%		08/15/37	440	486,772
State of Texas, General Obligation Unlimited	5.000%		10/01/44	440	513,462

					1,000,234

Utah — 0.1%
Utah Transit Authority, Revenue Bonds	5.000%		06/15/24	435	543,232
Utah Transit Authority, Revenue Bonds	5.000%		06/15/27	1,500	1,859,910

					2,403,142

Virginia
University of Virginia, Revenue Bonds	5.000%		08/01/21	185	224,239
University of Virginia, Revenue Bonds	5.000%		04/01/45	545	647,901

					872,140

Wisconsin
Wisconsin Health & Educational Facilities Authority, Revenue Bonds	5.000%		08/15/39	440	490,842

TOTAL MUNICIPAL BONDS (cost $37,046,427)					38,915,564

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.7%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	2.760%	(c)	09/25/35	3,097	2,736,546
Alternative Loan Trust, Series 2003-20CB, Class 1A4	5.500%		10/25/33	7,430	7,605,059
Alternative Loan Trust, Series 2006-17T1, Class A1	6.250%		06/25/36	4,157	3,462,796
Alternative Loan Trust, Series 2007-OA7, Class A1A	0.354%	(c)	05/25/47	4,870	4,056,235
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	5.419%	(c)	03/26/37	1,346	1,321,919
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	2.804%	(c)	07/25/34	1,293	1,263,399
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	2.514%	(c)	01/26/36	4,095	3,328,691
Citigroup Mortgage Loan Trust, Series 2006-AR9, Class 1A3	0.414%	(c)	11/25/36	1,600	1,412,909
CSMC Mortgage-Backed Trust, Series 2007-1, Class 5A13	6.000%		02/25/37	4,599	4,108,073
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1A	0.364%	(c)	08/25/47	8,684	7,123,781
Fannie Mae REMIC Trust, Series 2003-W1, Class 1A1	5.824%	(c)	12/25/42	450	507,153
Fannie Mae REMICS, Series 2003-25, Class KP	5.000%		04/25/33	1,086	1,196,691
Fannie Mae REMICS, Series 2003-119, Class FK	0.674%	(c)	05/25/18	2,927	2,938,484
Fannie Mae REMICS, Series 2004-92, Class F	0.474%	(c)	08/25/34	3,421	3,429,106
Fannie Mae REMICS, Series 2006-5, Class 3A2	2.194%	(c)	05/25/35	174	181,036
Fannie Mae REMICS, Series 2006-118, Class A1	0.234%	(c)	12/25/36	498	486,988

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2007-73, Class A1	0.234%	(c)	07/25/37	1,969	$1,909,803
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.521%	(c)	07/25/44	971	990,922
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.328%	(c)	10/25/44	666	683,144
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.214%	(c)	12/25/36	3,337	3,319,461
Government National Mortgage Assoc., Series 2012-H10, Class FA	0.723%	(c)	12/20/61	1,345	1,350,139
Government National Mortgage Assoc., Series 2012-H31, Class FD	0.513%	(c)	12/20/62	1,224	1,218,398
Government National Mortgage Assoc., Series 2013-H18, Class EA	0.673%	(c)	07/20/63	2,954	2,959,077
Government National Mortgage Assoc., Series 2014-H11, Class VA	0.673%	(c)	06/20/64	3,820	3,817,028
Government National Mortgage Assoc., Series 2014-H17, Class FC	0.673%	(c)	07/20/64	1,401	1,400,375
Government National Mortgage Assoc., Series 2015-H05, Class FA	0.473%	(c)	04/20/61	9,964	9,958,520
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	2.784%	(c)	10/25/33	1,436	1,414,249
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	4.968%	(c)	11/25/35	1,648	1,580,824
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	6.000%		03/25/37	2,429	2,318,839
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 1A1, 144A	6.000%		12/27/36	4,018	3,606,183
JPMorgan Mortgage Trust, Series 2007-A1, Class 2A1	2.482%	(c)	07/25/35	2,172	2,139,992
Merrill Lynch Mortgage Investors Trust, Series 2003-A3, Class 1A	2.199%	(c)	05/25/33	1,782	1,722,614
Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A	0.384%	(c)	02/25/36	2,527	2,307,097
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1	6.500%		07/25/36	24,583	16,237,702
Residential Funding Mortgage Securities I, Series 2005-S1, Class 1A6	5.500%		02/25/35	1,821	1,820,621
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	2.990%	(c)	09/25/35	4,025	3,181,247
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	2.496%	(c)	01/25/35	3,873	3,705,156
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	5.366%	(c)	10/25/46	6,039	5,929,582
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	1.098%	(c)	05/25/46	2,311	1,743,329
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	1.328%	(c)	11/25/42	200	186,814
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A12	5.250%		01/25/34	27,792	28,824,825
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	2.615%	(c)	12/25/34	1,510	1,487,608

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $151,979,484)					150,972,415

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.2%
Federal Home Loan Mortgage Corp.	2.500%		TBA	12,100	$12,406,281
Federal Home Loan Mortgage Corp.	2.780%	(c)	06/01/44	6,929	7,191,576
Federal Home Loan Mortgage Corp.	3.000%		TBA	23,000	23,463,593
Federal Home Loan Mortgage Corp.	3.000%		TBA	8,100	8,480,953
Federal Home Loan Mortgage Corp.	3.500%		TBA	18,800	19,656,282
Federal Home Loan Mortgage Corp.	3.500%		TBA	10,200	10,689,879
Federal Home Loan Mortgage Corp.	3.500%		TBA	4,000	4,246,875
Federal Home Loan Mortgage Corp.	4.000%		04/01/44-02/01/45	8,461	9,059,801
Federal Home Loan Mortgage Corp.	4.000%		TBA	20,600	21,967,966
Federal Home Loan Mortgage Corp.	4.000%		TBA	3,200	3,382,125
Federal Home Loan Mortgage Corp.	4.195%	(c)	11/01/35	249	266,191
Federal Home Loan Mortgage Corp.	4.500%		07/01/40-10/01/44	2,966	3,238,068
Federal Home Loan Mortgage Corp.	4.500%		TBA	12,000	13,052,813
Federal Home Loan Mortgage Corp.	5.000%		11/01/41	6,400	7,111,383
Federal Home Loan Mortgage Corp.	5.500%		06/01/36-01/01/39	16,054	18,031,171
Federal Home Loan Mortgage Corp.	6.000%		01/01/27-05/01/40	16,962	19,296,614
Federal National Mortgage Assoc.	1.328%	(c)	06/01/43	1,190	1,218,093
Federal National Mortgage Assoc.	1.940%	(c)	08/01/35	933	990,401
Federal National Mortgage Assoc.	2.069%	(c)	06/01/35	274	285,783
Federal National Mortgage Assoc.	2.500%		TBA	13,100	13,426,988
Federal National Mortgage Assoc.	2.500%		TBA	5,400	5,545,968
Federal National Mortgage Assoc.	3.000%		06/01/43-11/01/44	27,380	28,222,434
Federal National Mortgage Assoc.	3.000%		TBA	9,200	9,626,218
Federal National Mortgage Assoc.	3.000%		TBA	10,600	11,111,781
Federal National Mortgage Assoc.	3.000%		TBA	7,700	7,872,047
Federal National Mortgage Assoc.	3.000%		TBA	5,940	6,058,220
Federal National Mortgage Assoc.	3.268%	(c)	05/01/36	2,629	2,762,746
Federal National Mortgage Assoc.	3.500%		TBA	11,000	11,670,313
Federal National Mortgage Assoc.	3.500%		TBA	48,800	51,255,250
Federal National Mortgage Assoc.	3.500%		TBA	121,515	127,320,190
Federal National Mortgage Assoc.	3.869%	(c)	11/01/35	792	835,375
Federal National Mortgage Assoc.	4.000%		04/01/21-03/01/45	14,506	15,485,191
Federal National Mortgage Assoc.	4.000%		TBA	92,900	99,170,749
Federal National Mortgage Assoc.	4.000%		TBA	29,200	31,221,189
Federal National Mortgage Assoc.	4.360%	(c)	12/01/36	500	533,401
Federal National Mortgage Assoc.	4.500%		05/01/22-09/01/42	93,669	102,379,323
Federal National Mortgage Assoc.	4.500%		TBA	3,100	3,249,632
Federal National Mortgage Assoc.	5.000%		07/01/33-01/01/42	1,424	1,589,476
Federal National Mortgage Assoc.	5.000%		TBA	14,900	16,546,278
Federal National Mortgage Assoc.	5.000%		TBA	2,100	2,206,614
Federal National Mortgage Assoc.	5.347%	(c)	01/01/36	310	329,184
Federal National Mortgage Assoc.	5.500%		06/01/21-06/01/40	5,009	5,652,849
Federal National Mortgage Assoc.	6.000%		09/01/21-05/01/41	30,698	35,021,670
Federal National Mortgage Assoc.	6.625%		11/15/30	12,950	19,490,954
Government National Mortgage Assoc.	1.625%	(c)	11/20/29-02/20/32	731	758,678
Government National Mortgage Assoc.	3.000%		TBA	27,000	27,789,185
Government National Mortgage Assoc.	3.500%		03/20/45	14,400	15,180,598
Government National Mortgage Assoc.	3.500%		TBA	21,000	22,096,759
Government National Mortgage Assoc.	3.500%		TBA	4,800	5,055,000
Government National Mortgage Assoc.	4.000%		TBA	27,300	29,086,231
Government National Mortgage Assoc.	4.000%		TBA	6,300	6,760,687
Government National Mortgage Assoc.	4.411%		04/20/62	2,426	2,633,621
Government National Mortgage Assoc.	4.500%		TBA	25,000	27,164,063
Government National Mortgage Assoc.	4.500%		TBA	10,000	11,025,314
Government National Mortgage Assoc.	4.542%		09/20/62	1,665	1,822,544
Government National Mortgage Assoc.	4.554%		12/20/64	5,037	5,775,417
Government National Mortgage Assoc.	4.573%		10/20/64	1,958	2,190,279
Government National Mortgage Assoc.	4.604%		06/20/62	4,892	5,343,780
Government National Mortgage Assoc.	4.606%		02/20/64	3,927	4,472,167

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.676%	04/20/62	5,090	$5,557,934
Government National Mortgage Assoc.	5.000%	04/15/38-09/15/40	16,743	18,693,284
Government National Mortgage Assoc.	6.000%	05/15/37	17	19,073
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.500%	12/15/42	20,355	20,737,532
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.875%	01/15/48	2,245	2,807,278
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250%	09/15/39	3,065	4,013,302

(cost $1,002,610,698)				1,011,602,614

U.S. TREASURY OBLIGATIONS — 24.4%
U.S. Treasury Bonds	2.500%	02/15/45	74,837	74,146,979
U.S. Treasury Bonds	3.000%	11/15/44	29,260	32,060,270
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%	01/15/25	4,745	4,714,844
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/42-02/15/45	10,888	11,145,590
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	02/15/44	38,260	45,102,223
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25	27,195	40,873,185
U.S. Treasury Notes	0.375%	03/15/16	41,810	41,852,479
U.S. Treasury Notes	0.500%	03/31/17	184,435	184,218,842
U.S. Treasury Notes	0.625%	12/31/16	63,215	63,368,107
U.S. Treasury Notes	1.000%	03/15/18	136,415	136,915,916
U.S. Treasury Notes	1.375%	03/31/20	173,755	173,782,106
U.S. Treasury Notes	1.750%	02/28/22-03/31/22	90,646	90,894,580
U.S. Treasury Notes	2.000%	02/15/25	22,648	22,791,619
U.S. Treasury Notes	2.125%	12/31/21	44,300	45,608,223
U.S. Treasury Notes	2.250%	11/15/24	9,875	10,151,964

TOTAL U.S. TREASURY OBLIGATIONS (cost $969,746,050)				977,626,927

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PREFERRED STOCKS — 0.1%

Diversified Financial Services
Citigroup Capital XIII, 7.875%			127,000	3,368,040
GMAC Capital Trust I, Series 2, 8.125%			114,000	2,992,500

TOTAL PREFERRED STOCKS (cost $6,394,020)				6,360,540

TOTAL LONG-TERM INVESTMENTS (cost $4,270,575,027)				4,291,043,231

SHORT-TERM INVESTMENTS — 8.2%

			Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATION(n) — 4.4%
Federal Home Loan Bank, Disc. Notes (cost $174,902,218)	0.121%	08/28/15	175,000	$174,931,925

			Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 3.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $141,942,784)(w)			141,942,783	141,942,783

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#		Value

U.S. TREASURY OBLIGATION(n) — 0.2%
U.S. Treasury Bills(cost $6,115,768)	0.038%	05/07/15		6,116	$6,115,892

			Notional
			Amount
	Counterparty		(000)#

OPTIONS PURCHASED — 0.1%

Call Options — 0.1%
Currency Option USD vs INR, expiring 04/15/15, @ FX Rate 64.30	Deutsche Bank AG			14	1,484
Currency Option USD vs MXN,
expiring 04/09/15, @ FX Rate 15.70	Deutsche Bank AG			12	2,456
expiring 04/23/15, @ FX Rate 15.15	JPMorgan Chase			14	24,424
Currency Option USD vs ZAR, expiring 04/29/15, @ FX Rate 11.65	Goldman Sachs & Co.			15	70,698
Interest Rate Swap Options,
Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, expiring 08/24/15	Citigroup Global Markets			358	234,754
Receive a fixed rate of 2.09% and pay a floating rate based on 3-month LIBOR, expiring 02/10/16	Bank of America			819	1,738,044
Receive a fixed rate of 2.09% and pay a floating rate based on 3-month LIBOR, expiring 02/10/16	Bank of America			819	954,836

					3,026,696

Put Options
Currency Option EUR vs USD,
expiring 04/09/15, @ FX Rate 1.07	Citigroup Global Markets		EUR	23	17,993
expiring 07/03/15, @ FX Rate 1.08	Citigroup Global Markets		EUR	208	588,314
Currency Option USD vs CND,
expiring 07/09/15, @ FX Rate 1.33	BNP Paribas			808	633,310
Eurodollar 1 Year Mid Curve Options, expiring 09/11/15, Strike Price $98.50				275	28,187
Eurodollar Future Option, expiring 06/13/16, Strike Price $98.79				130	30,225
Interest Rate Swap Options,
Recieve a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, expiring 08/24/15	Citigroup Global Markets			358	573,969

					1,871,998

TOTAL OPTIONS PURCHASED (cost $4,645,717)					4,898,694

TOTAL SHORT-TERM INVESTMENTS (cost $327,606,487)					327,889,294

SECURITIES SOLD SHORT — (3.4)%

			Principal
			Amount
			(000)#

U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.	5.000%	TBA		6,400	(7,097,000)
Federal National Mortgage Assoc.	4.000%	TBA		5,200	(5,495,750)
Federal National Mortgage Assoc.	4.500%	TBA		77,900	(84,771,053)
Federal National Mortgage Assoc.	5.500%	TBA		200	(225,344)
Federal National Mortgage Assoc.	6.000%	TBA		35,500	(40,464,427)

TOTAL SECURITIES SOLD SHORT (proceeds received $137,791,497)					(138,053,574)

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

		Notional
		Amount
	Counterparty	(000)#		Value

OPTIONS WRITTEN* — (0.1)%

Call Options — (0.1)%
Currency Option USD vs MXN,
expiring 04/09/15, @ FX Rate 16.10	Deutsche Bank AG		12	$(1,363)
expiring 04/23/15, @ FX Rate 15.60	JPMorgan Chase		19	(11,794)
Currency Option USD vs TRL, expiring 05/08/15, @ FX Rate 2.66	UBS AG		4	(5,545)
Currency Option USD vs ZAR, expiring 04/29/15, @ FX Rate 12.00	Goldman Sachs & Co.		22	(58,205)
Eurodollar 1 Year Mid Curve Options, expiring 09/11/15, Strike Price $98.75			203	(44,550)
Interest Rate Swap Options,
Pay a fixed rate of 1.77% and receive a floating rate based on 3-month LIBOR, expiring 04/24/15	Citigroup Global Markets		620	(71,623)
Pay a fixed rate of 1.77% and receive a floating rate based on 3-month LIBOR, expiring 04/24/15	Citigroup Global Markets		620	(685,641)
Pay a fixed rate of 2.37% and receive a floating rate based on 3-month LIBOR, expiring 02/10/16	Bank of America		431	(1,551,810)

				(2,430,531)

Put Options
Currency Option EUR vs USD, expiring 07/03/15, @ FX Rate 1.02	Citigroup Global Markets	EUR	208	(217,926)
Eurodollar 1 Year Mid Curve Options, expiring 09/11/15, Strike Price $98.00			275	(6,189)
Interest Rate Swap Options,
Pay a fixed rate of 2.37% and receive a floating rate based on 3-month LIBOR, expiring 02/10/16	Bank of America		431	(1,030,879)

				(1,254,994)

TOTAL OPTIONS WRITTEN (premiums received $3,698,036)				(3,685,525)

TOTAL INVESTMENTS — 111.6% (cost $4,456,691,981)				4,477,193,426
Liabilities in excess of other assets(x) — (11.6)%				(465,631,532)

NET ASSETS — 100.0%				$4,011,561,894

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts open at March 31, 2015:
Number			Value at		Unrealized
of		Expiration	Trade	Value at	Appreciation
Contracts	Type	Date	Date	March 31, 2015	(Depreciation)(1)
Long Positions:
212	2 Year U.S. Treasury Notes	Jun. 2015	$ 46,343,696	$ 46,461,125	$117,429
403	20 Year U.S. Treasury Bonds	Jun. 2015	65,113,094	66,041,625	928,531
9	30 Year U.S. Ultra Treasury Bonds	Jun. 2015	1,528,951	1,528,875	(76)

					1,045,884

Short Positions:
263	90 Day Euro Dollar	Mar. 2016	65,049,163	65,197,700	(148,537)
87	90 Day Euro Dollar	Jun. 2016	21,478,125	21,525,975	(47,850)
87	90 Day Euro Dollar	Sep. 2016	21,429,880	21,483,563	(53,683)
305	90 Day Euro Dollar	Dec. 2016	74,982,750	75,178,688	(195,938)
44	90 Day Euro Dollar	Mar. 2017	10,799,800	10,829,500	(29,700)
8	5 Year U.S. Treasury Notes	Jun. 2015	958,683	961,688	(3,005)
54	10 Year U.S. Treasury Notes	Jun. 2015	6,935,079	6,960,938	(25,859)
27	Euro-BTP Italian Government Bond	Jun. 2015	4,066,966	4,081,267	(14,301)

					(518,873)

					$527,011

(1)	Cash collateral of $1,841,000 has been segregated with Goldman Sachs & Co. to cover requirement for open contracts as of March 31, 2015.

Forward foreign currency exchange contracts outstanding at March 31, 2015:

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)
Brazilian Real,
Expiring 04/02/15	BNP Paribas	BRL	754	$231,000	$236,010	$5,010
Expiring 04/02/15	Credit Suisse First Boston Corp.	BRL	864	277,000	270,690	(6,310)
Expiring 04/02/15	Credit Suisse First Boston Corp.	BRL	779	250,595	244,062	(6,533)
Expiring 04/02/15	Deutsche Bank AG	BRL	868	277,000	271,818	(5,182)
Expiring 04/02/15	Deutsche Bank AG	BRL	864	277,000	270,516	(6,484)
Expiring 04/02/15	Deutsche Bank AG	BRL	764	231,000	239,265	8,265
Expiring 04/02/15	Goldman Sachs & Co.	BRL	882	277,000	276,242	(758)
Expiring 04/02/15	Goldman Sachs & Co.	BRL	810	254,000	253,782	(218)
Expiring 04/02/15	Royal Bank of Scotland Group PLC	BRL	810	250,595	253,754	3,159
Expiring 04/02/15	UBS AG	BRL	896	277,000	280,622	3,622
Expiring 04/02/15	UBS AG	BRL	18	5,810	5,777	(33)
Expiring 05/05/15	UBS AG	BRL	2	618	626	8
Colombian Peso,
Expiring 04/06/15	Credit Suisse First Boston Corp.	COP	760,853	289,000	292,413	3,413
Expiring 04/27/15	Hong Kong & Shanghai Bank	COP	1,267,481	494,000	485,823	(8,177)
Euro,
Expiring 04/13/15	Citigroup Global Markets	EUR	572	614,261	614,883	622
Expiring 04/21/15	Bank of America	EUR	6,340	6,864,394	6,819,059	(45,335)
Expiring 04/21/15	Bank of America	EUR	331	350,925	356,011	5,086
Expiring 04/21/15	Citigroup Global Markets	EUR	2,843	3,051,630	3,057,821	6,191
Indonesian Rupiah,
Expiring 04/02/15	Royal Bank of Scotland Group PLC	IDR	9,381,500	725,000	717,185	(7,815)
Expiring 04/02/15	Standard Chartered PLC	IDR	19,169,100	1,444,000	1,465,415	21,415
Expiring 04/02/15	Standard Chartered PLC	IDR	19,169,100	1,444,000	1,465,415	21,415
Expiring 04/09/15	Standard Chartered PLC	IDR	28,327,140	2,169,000	2,162,047	(6,953)
Mexican Peso,
Expiring 04/08/15	Deutsche Bank AG	MXN	16,565	1,106,200	1,085,353	(20,847)
Expiring 04/08/15	JPMorgan Chase	MXN	7,295	490,000	477,998	(12,002)
Polish Zloty,
Expiring 05/04/15	Standard Chartered PLC	PLN	4,709	1,247,138	1,241,155	(5,983)
Expiring 05/04/15	Standard Chartered PLC	PLN	4,705	1,261,619	1,239,992	(21,627)

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
South African Rand,
Expiring 04/08/15	BNP Paribas	ZAR	1,786	$149,000	$147,001	$(1,999)
Expiring 04/13/15	Barclays Capital Group	ZAR	729	61,667	59,939	(1,728)
Expiring 04/13/15	BNP Paribas	ZAR	4,390	370,000	361,102	(8,898)
Expiring 04/13/15	BNP Paribas	ZAR	3,646	308,333	299,936	(8,397)
Expiring 04/13/15	BNP Paribas	ZAR	3,484	283,000	286,556	3,556
Expiring 04/13/15	BNP Paribas	ZAR	3,098	247,000	254,874	7,874
Expiring 04/13/15	Citigroup Global Markets	ZAR	729	61,667	59,951	(1,716)
Expiring 04/13/15	Deutsche Bank AG	ZAR	1,456	123,333	119,752	(3,581)
Expiring 04/13/15	JPMorgan Chase	ZAR	5,096	432,000	419,219	(12,781)
Expiring 04/15/15	BNP Paribas	ZAR	2,626	222,000	215,949	(6,051)
Expiring 04/15/15	Royal Bank of Scotland Group PLC	ZAR	1,769	148,000	145,437	(2,563)
Expiring 04/15/15	Standard Chartered PLC	ZAR	1,775	148,000	145,968	(2,032)
Turkish Lira,
Expiring 04/07/15	Royal Bank of Scotland	TRY	2,526	968,500	969,892	1,392
Expiring 04/22/15	BNP Paribas	TRY	965	366,000	368,731	2,731
Expiring 04/22/15	BNP Paribas	TRY	964	366,000	368,474	2,474
Expiring 04/22/15	BNP Paribas	TRY	767	293,000	293,058	58
Expiring 04/22/15	BNP Paribas	TRY	766	293,000	292,655	(345)
Expiring 04/22/15	BNP Paribas	TRY	760	293,000	290,403	(2,597)

				$29,293,285	$29,182,631	(110,654)

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
Australian Dollar,
Expiring 06/17/15	Bank of America	AUD	12,835	$9,951,078	$9,732,772	$218,306
Expiring 06/17/15	Citigroup Global Markets	AUD	12,701	9,674,872	9,631,160	43,712
Brazilian Real,
Expiring 04/02/15	Citigroup Global Markets	BRL	758	231,000	237,457	(6,457)
Expiring 04/02/15	Deutsche Bank AG	BRL	1,044	346,000	326,795	19,205
Expiring 04/02/15	Deutsche Bank AG	BRL	842	277,000	263,533	13,467
Expiring 04/02/15	Goldman Sachs & Co.	BRL	1,060	346,000	332,050	13,950
Expiring 04/02/15	Goldman Sachs & Co.	BRL	875	277,000	273,856	3,144
Expiring 04/02/15	Goldman Sachs & Co.	BRL	869	277,000	272,208	4,792
Expiring 04/02/15	Goldman Sachs & Co.	BRL	835	277,000	261,582	15,418
Expiring 04/02/15	Hong Kong & Shanghai Bank	BRL	762	231,000	238,687	(7,687)
Expiring 04/02/15	Morgan Stanley	BRL	1,117	346,000	349,929	(3,929)
Expiring 04/02/15	Morgan Stanley	BRL	752	231,000	235,576	(4,576)
Expiring 05/05/15	Royal Bank of Scotland Group PLC	BRL	817	250,595	253,559	(2,964)
Colombian Peso,
Expiring 04/06/15	Morgan Stanley	COP	741,719	289,000	285,059	3,941
Expiring 04/06/15	Morgan Stanley	COP	741,719	289,000	285,059	3,941
Expiring 04/27/15	Goldman Sachs & Co.	COP	1,254,760	494,000	480,948	13,052
Euro,
Expiring 04/21/15	Bank of New York Mellon	EUR	207	231,911	222,642	9,269
Expiring 04/21/15	Citigroup Global Markets	EUR	20,943	24,168,222	22,525,483	1,642,739
Expiring 04/21/15	Citigroup Global Markets	EUR	5,399	5,864,199	5,806,956	57,243
Expiring 04/21/15	Deutsche Bank AG	EUR	5,530	6,197,913	5,947,854	250,059
Expiring 04/21/15	Morgan Stanley	EUR	825	923,068	886,908	36,160
Expiring 06/17/15	Hong Kong & Shanghai Bank	EUR	2,298	2,509,224	2,473,130	36,094
Indonesian Rupiah,
Expiring 04/02/15	Standard Chartered PLC	IDR	28,262,070	2,169,000	2,160,544	8,456
Expiring 04/09/15	Royal Bank of Scotland Group PLC	IDR	906,270	69,192	69,171	21
Expiring 06/17/15	Goldman Sachs & Co.	IDR	21,893,965	1,665,194	1,643,346	21,848
Expiring 06/17/15	Goldman Sachs & Co.	IDR	10,765,035	821,132	808,016	13,116

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Indonesian Rupiah (cont’d.),
Expiring 06/17/15	Goldman Sachs & Co.	IDR	103,067	$7,862	$7,736	$126
Malaysian Ringgit,
Expiring 04/16/15	Bank of America	MYR	6,201	1,672,000	1,671,895	105
Expiring 04/16/15	Bank of America	MYR	6,201	1,672,000	1,671,715	285
Expiring 04/16/15	Royal Bank of Scotland Group PLC	MYR	5,698	1,536,000	1,536,028	(28)
Mexican Peso,
Expiring 04/21/15	Morgan Stanley	MXN	42,628	2,894,712	2,790,641	104,071
Expiring 04/21/15	Standard Chartered PLC	MXN	47,395	3,220,822	3,102,713	118,109
Expiring 05/26/15	Morgan Stanley	MXN	22,783	1,510,684	1,487,757	22,927
Expiring 05/26/15	Morgan Stanley	MXN	11,721	764,078	765,413	(1,335)
Polish Zloty,
Expiring 05/04/15	Goldman Sachs & Co.	PLN	9,489	2,557,417	2,500,951	56,466
South African Rand,
Expiring 04/08/15	Bank of New York Mellon	ZAR	4,133	348,000	340,247	7,753
Expiring 04/08/15	Barclays Capital Group	ZAR	2,219	185,000	182,713	2,287
Expiring 04/13/15	BNP Paribas	ZAR	4,358	354,000	358,448	(4,448)
Expiring 04/13/15	BNP Paribas	ZAR	3,084	247,000	253,651	(6,651)
Expiring 04/13/15	Royal Bank of Scotland Group PLC	ZAR	18,968	1,538,000	1,560,320	(22,320)
Expiring 05/29/15	Citigroup Global Markets	ZAR	23,226	1,926,605	1,896,207	30,398
Expiring 05/29/15	Citigroup Global Markets	ZAR	9,343	775,202	762,824	12,378
Swiss Franc,
Expiring 06/17/15	JPMorgan Chase	CHF	9,660	10,020,000	9,972,537	47,463
Turkish Lira,
Expiring 04/22/15	BNP Paribas	TRY	953	375,000	364,208	10,792
Expiring 04/22/15	BNP Paribas	TRY	937	366,000	358,348	7,652
Expiring 04/22/15	BNP Paribas	TRY	773	293,000	295,390	(2,390)
Expiring 04/22/15	BNP Paribas	TRY	749	293,000	286,326	6,674
Expiring 04/22/15	Deutsche Bank AG	TRY	935	366,000	357,621	8,379
Expiring 04/22/15	Deutsche Bank AG	TRY	769	293,000	293,969	(969)
Expiring 04/22/15	Deutsche Bank AG	TRY	758	293,000	289,597	3,403

				$101,914,982	$99,111,535	2,803,447

						$2,692,793

Interest rate swap agreements outstanding at March 31, 2015:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	5,557	01/02/18	13.340%	1 Day Brazil Interbank Deposit Rate(1)	$4,051	$ —	$4,051	Bank of America
BRL	3,003	01/04/21	12.695%	1 Day Brazil Interbank Deposit Rate(1)	1,684	—	1,684	Bank of America
MXN	12,276	03/16/18	4.690%	Mexican 3 Month LIBOR(2)	(748)	—	(748)	Bank of America
MXN	12,048	03/21/18	4.570%	Mexican 3 Month LIBOR(2)	1,710	614	1,096	Citigroup Global Markets
MXN	12,048	03/21/18	4.550%	Mexican 3 Month LIBOR(2)	2,169	612	1,557	Barclays Capital Group
MXN	49,030	02/25/20	5.200%	Mexican 3 Month LIBOR(2)	10,888	—	10,888	JPMorgan Chase
MXN	26,957	03/04/20	5.850%	Mexican 3 Month LIBOR(2)	(27,237)	—	(27,237)	Bank of America
MXN	30,821	03/06/20	5.410%	Mexican 3 Month LIBOR(2)	(14,802)	1,206	(16,008)	Citigroup Global Markets
MXN	22,308	03/12/20	3.309%	Mexican 3 Month LIBOR(2)	5,124	—	5,124	Bank of America

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
MXN	47,288	03/16/20	5.230%	Mexican 3 Month LIBOR(1)	$10,276	$(456)	$10,732	Citigroup Global Markets
MXN	133,270	02/18/25	5.860%	Mexican 3 Month LIBOR(1)	119,664	—	119,664	Citigroup Global Markets
MXN	6,461	03/17/25	6.040%	Mexican 3 Month LIBOR(1)	338	(71)	409	Bank of America
MXN	4,307	03/17/25	6.040%	Mexican 3 Month LIBOR(2)	87	48	39	Credit Suisse First Boston Corp.
ZAR	15,944	03/25/25	7.480%	3 Month JIBAR(1)	238	(535)	773	JPMorgan Chase

					$113,442	$1,418	$112,024

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized (Depreciation)
Exchange-traded swap agreements:
2,952	03/04/20	1.677%	3 Month LIBOR(2)	$—	$(25,187)	$(25,187)
7,477	03/04/25	2.146%	3 Month LIBOR(2)	—	(92,634)	(92,634)
103,121	01/12/17	1.256%	3 Month LIBOR(2)	—	(266,376)	(266,376)

				$—	$(384,197)	$(384,197)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2015(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Apache Corp.	03/20/20	1.000%	890	*	$(10,390)	$(38,759)	$28,369	JPMorgan Chase
Freeport-McMoRan, Inc.	03/20/20	1.000%	605	*	(44,506)	(45,529)	1,023	Citigroup Global Markets
United Mexican States	06/20/20	1.000%	1,798	*	22,235	(32,906)	55,141	Citigroup Global Markets
United Mexican States	06/20/20	1.000%	565	*	6,987	(9,242)	16,229	Bank of America
United Mexican States	06/20/20	5.950%	564	*	7,905	(8,047)	15,952	Bank of America

					$(17,769)	$(134,483)	$116,714

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2015(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Freeport-McMoRan, Inc.	03/20/20	1.000%	1,230	*	$(85,034)	$(105,154)	$20,120	Citigroup Global Markets
Freeport-McMoRan, Inc.	03/20/20	1.000%	240	*	16,435	(17,370)	33,805	Credit Suisse First Boston Corp.
Goldman Sachs Group, Inc. (The)	01/18/18	1.000%	2,970	*	20,274	21,937	(1,663)	Bank of America
Republic of South Africa	06/20/20	1.000%	1,846	*	96,100	100,774	(4,674)	Barclays Capital Group

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2015(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(2) (cont’d.)
Republic of South Africa	06/20/20	1.000%	1,129	*	$(62,024)	$63,477	$(125,501)	JPMorgan Chase

					$(14,249)	$63,664	$(77,913)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices – Buy Protection(2):
CMBX.NA.7.AAA	01/17/47	0.500%	5,000	$(123,542)	$(167,075)	$43,533	Morgan Stanley
CMBX.NA.8.AAA	10/17/57	0.500%	7,000	(249,824)	(311,710)	61,886	JPMorgan Chase

				$(373,366)	$(478,785)	$105,419

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Value at Trade Date	Value at March 31, 2015(4)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices – Buy Protection(2):
CDX.NA.HY.24 V1	06/20/20	5.000%	33,030	$2,259,252	$2,401,832	$142,580
CDX.NA.IG.14 V1	06/20/20	1.000%	9,584	(176,452)	(178,106)	(1,654)

				$2,082,800	$2,223,726	$140,926

Cash of $2,400,000 has been segregated by JPMorgan Chase to cover the requirements for open exchange-traded and cleared swap contracts at March 31, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$20,342,363	$—
Collateralized Loan Obligations	—	19,210,400	3,171,900
Non-Residential Mortgage-Backed Securities	—	143,959,515	21,830,488
Residential Mortgage-Backed Securities	—	100,530,248	490,000
Bank Loans	—	15,211,049	—
Commercial Mortgage-Backed Securities	—	197,053,454	1,045,372
Corporate Bonds	—	1,416,066,736	2,675,920
Foreign Government Bonds	—	163,977,726	—
Municipal Bonds	—	38,915,564	—
Residential Mortgage-Backed Securities	—	150,972,415	—
U.S. Government Agency Obligations	—	1,186,534,539	—
U.S. Treasury Obligations	—	983,742,819	—
Preferred Stocks	6,360,540	—	—
Affiliated Money Market Mutual Fund	141,942,783	—	—
Options Purchased	58,412	4,840,282	—
Short Sales – U. S. Government Agency Obligations	—	(138,053,574)	—
Options Written	(50,739)	(3,634,786)	—
Other Financial Instruments*
Futures Contracts	527,011	—	—
Foreign Forward Currency Exchange Contracts	—	2,692,793	—
Over-the-counter interest rate swaps	—	113,442	—
Exchange-traded interest rate swaps	—	(384,197)	—
Over-the-counter credit default swaps	—	(405,384)	—
Exchange-traded credit default swaps	—	140,926	—

Total	$148,838,007	$4,301,826,330	$29,213,680

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value
at 03/31/15
Credit contracts	$(264,458)
Foreign exchange contracts	3,736,639
Interest rate contracts	425,579

Total	$3,897,760

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.8%

ASSET-BACKED SECURITIES — 0.6%

Non-Residential Mortgage-Backed Securities
CarMax Auto Owner Trust, Series 2012-1, Class A3	0.890%		09/15/16	43	$42,660
Citibank Credit Card Issuance Trust, Series 2003-A7, Class A7	4.150%		07/07/17	100	100,979
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770%		01/15/16	17	16,555

TOTAL ASSET-BACKED SECURITIES (cost $160,586)					160,194

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.7%
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	5.309%		10/10/45	40	39,925
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	284	285,866
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	465	470,823
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	300	304,862
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	260	272,468
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	520	543,148
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	100	103,060
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	126	132,634

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,187,114)					2,152,786

CORPORATE BONDS — 10.0%

Banking — 5.0%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.750%		09/15/15	180	181,747
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15	425	425,000
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		02/07/16	260	265,562
Morgan Stanley, Sr. Unsec’d. Notes	5.375%		10/15/15	500	512,224

					1,384,533

Capital Goods — 1.1%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%		05/08/17	115	116,198
Xylem, Inc., Sr. Unsec’d. Notes	3.550%		09/20/16	190	195,979

					312,177

Electric — 0.7%
Duke Energy Progress, Inc., First Mortgage	5.300%		01/15/19	165	186,667

Energy - Integrated — 0.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%		10/01/15	80	81,012

Foods — 1.4%
Yum! Brands, Inc., Sr. Unsec’d. Notes	4.250%		09/15/15	400	406,004

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance — 1.5%
ACE INA Holdings, Inc., Gtd. Notes	2.600%		11/23/15	150	$151,747
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%		01/16/18	110	122,885
Principal Life Global Funding II, Sr. Sec’d. Notes, MTN, 144A	1.125%		09/18/15	150	150,532

					425,164

TOTAL CORPORATE BONDS (cost $2,716,723)					2,795,557

MUNICIPAL BOND — 0.9%

California
State of California, GO, Taxable Var. Purp. 3 (cost $250,000)	5.450%		04/01/15	250	250,000

NON-CORPORATE FOREIGN AGENCIES — 2.9%
Bank of Nova Scotia (Canada), Covered Notes, 144A	1.650%		10/29/15	625	629,075
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%		05/23/18	172	171,711

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $799,805)					800,786

SOVEREIGNS — 5.1%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	150	150,230
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%		05/22/15	130	130,044
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	200	203,619
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	130	130,030
Netherlands Government Bond (Netherlands), Bonds, 144A	0.250%		09/12/15	130	129,952
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	690	690,745

TOTAL SOVEREIGNS (cost $1,429,621)					1,434,620

U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.8%
Federal Home Loan Banks	0.375%		08/28/15	400	400,276
Federal Home Loan Banks	0.500%		09/28/16	255	255,009
Federal Home Loan Banks	0.625%		11/23/16	310	310,296
Federal Home Loan Banks(k)	1.000%		06/21/17	895	900,810
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	195	201,649
Federal National Mortgage Assoc.	0.875%		05/21/18	95	94,774
Federal National Mortgage Assoc.	1.625%		11/27/18-01/21/20	2,270	2,296,133
Financing Corp., Strips Principal, Series 1P, Debs	1.628%	(s)	05/11/18	1,180	1,140,981
Israel Government USAID Bond, Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	145	124,744
Israel Government USAID Bond, Gov’t. Gtd. Notes	5.500%		04/26/24	580	728,279
Residual Funding Corp. Strips Principal, Bonds	1.562%	(s)	10/15/19	1,191	1,107,258

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.792%	(s)	07/15/20	2,675	$2,438,498

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,923,850)					9,998,707

U.S. TREASURY OBLIGATIONS — 31.8%
U.S. Treasury Bonds	2.500%		02/15/45	130	128,802
U.S. Treasury Bonds	2.875%		05/15/43	190	202,439
U.S. Treasury Bonds	3.000%		11/15/44	120	131,484
U.S. Treasury Bonds	3.375%		05/15/44	520	609,172
U.S. Treasury Notes	0.500%		02/28/17	320	319,800
U.S. Treasury Notes	0.875%		09/15/16	1,010	1,016,470
U.S. Treasury Notes	0.875%		12/31/16	440	442,991
U.S. Treasury Notes	0.875%		10/15/17	440	441,513
U.S. Treasury Notes	1.000%		03/31/17	140	141,170
U.S. Treasury Notes	1.375%		03/31/20	5	5,001
U.S. Treasury Notes	1.500%		05/31/19	1,630	1,647,573
U.S. Treasury Notes	1.625%		04/30/19	460	467,619
U.S. Treasury Notes	2.000%		02/28/21	340	348,288
U.S. Treasury Notes	2.000%		05/31/21	65	66,559
U.S. Treasury Notes	2.125%		01/31/21	1,850	1,908,824
U.S. Treasury Notes	2.875%		03/31/18	30	31,751
U.S. Treasury Strips Coupon	2.360%	(s)	08/15/30	65	44,761
U.S. Treasury Strips Coupon(h)	2.400%	(s)	08/15/21	835	747,632
U.S. Treasury Strips Coupon	2.780%	(s)	02/15/25	230	187,545

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,629,443)					8,889,394

TOTAL LONG-TERM INVESTMENTS (cost $26,097,142)					26,482,044

				Shares

SHORT-TERM INVESTMENTS — 4.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 4.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,371,924)(w)				1,371,924	1,371,924

				Notional Amount (000)#
OPTIONS PURCHASED*(j)

Call Options
2 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $109.63				1,400	1,531
expiring 04/24/15, Strike Price $110.13				1,400	109
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $127.00				500	10,156
expiring 04/24/15, Strike Price $133.00				500	157

TOTAL OPTIONS PURCHASED (cost $7,355)					11,953

TOTAL SHORT-TERM INVESTMENTS (cost $1,379,279)					1,383,877

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

		Value
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.7% (cost $27,476,421)		$27,865,921

	Notional
	Amount
	(000)#

OPTIONS WRITTEN*(j)

Call Options
2 Year U.S. Treasury Notes Futures, expiring 04/24/15, Strike Price $109.88	2,800	(875)
10 Year U.S. Treasury Notes Futures, expiring 04/24/15, Strike Price $130.00	1,000	(3,281)

		(4,156)

TOTAL OPTIONS WRITTEN (premiums received $3,832)		(4,156)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 99.7% (cost $27,472,589)		27,861,765
Other assets in excess of liabilities(x) — 0.3%		76,712

NET ASSETS — 100.0%		$27,938,477

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2015:

Number			Value at
of		Expiration	Trade	Value at	Unrealized
Contracts	Type	Date	Date	March 31, 2015	Depreciation(1)(2)
Short Positions:
11	2 Year U.S. Treasury Notes	Jun. 2015	$2,403,703	$2,410,719	$(7,016)
88	5 Year U.S. Treasury Notes	Jun. 2015	10,567,291	10,578,562	(11,271)
20	10 Year U.S. Treasury Notes	Jun. 2015	2,566,111	2,578,125	(12,014)
1	U.S. Long Bond	Jun. 2015	163,374	163,875	(501)
8	U.S. Ultra Bond	Jun. 2015	1,354,021	1,359,000	(4,979)

					(35,781)

					$(35,781)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

(2) A U.S. Government Agency obligation with a market value of $211,363 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2015.

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015:

						Upfront
Notional						Premiums
Amount	Termination	Fixed	Floating		Fair	Paid	Unrealized
(000)#	Date	Rate	Rate		Value(3)	(Received)	Depreciation	Counterparty
Over-the-counter swap agreements:
2,350	08/08/15	0.528%	3 Month LIBOR	(2)	$(2,733)	$—	$(2,733)	Credit Suisse First Boston Corp.
310	03/30/25	2.015%	3 Month LIBOR	(2)	(1,194)	—	(1,194)	Barclays Capital Group

					$(3,927)	$—	$(3,927)

Notional
Amount	Termination	Fixed	Floating	Value at	Value at	Unrealized
(000)#	Date	Rate	Rate	Trade Date	March 31, 2015	Depreciation(3)
Exchange-traded swap agreements:
25,000	10/28/15	0.320%	3 Month LIBOR(1)	$212	$(2,182)	$(2,394)
1,910	10/31/21	1.957%	3 Month LIBOR(2)	(2,055)	(25,445)	(23,390)

				$(1,843)	$(27,627)	$(25,784)

A U.S. Treasury obligation with a market value of $214,888 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at March 31, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$160,194	$—
Commercial Mortgage-Backed Securities	—	2,152,786	—
Corporate Bonds	—	2,795,557	—
Municipal Bond	—	250,000	—
Non-Corporate Foreign Agencies	—	800,786	—
Sovereigns	—	1,434,620	—
U.S. Government Agency Obligations	—	9,998,707	—
U.S. Treasury Obligations	—	8,889,394	—
Affiliated Money Market Mutual Fund	1,371,924	—	—
Options Purchased	11,953	—	—
Options Written	(4,156)	—	—
Other Financial Instruments*
Futures Contracts	(35,781)	—	—
Over-the-counter interest rate swaps	—	(3,927)	—
Exchange-traded interest rate swaps	—	(25,784)	—

Total	$1,343,940	$26,452,333	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

LONG-TERM INVESTMENTS — 79.9%

ASSET-BACKED SECURITIES — 8.7%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	100	$100,074
American Express Credit Account Master Trust, Series 2012-5, Class B	0.770%		05/15/18	100	100,066
CarMax Auto Owner Trust, Series 2014-4, Class A2	0.443%	(c)	02/15/18	100	99,998
Chase Issuance Trust, Series 2012-A5, Class A5	0.590%		08/15/17	100	100,049
Discover Card Execution Note Trust, Series 2010-A2, Class A2	0.755%	(c)	03/15/18	100	100,149
Fifth Third Auto Trust 2014-3, Series 2014-3, Class A2	0.570%		05/15/17	50	49,983
Ford Credit Auto Owner Trust, Series 2014-B, Class A2	0.470%		03/15/17	104	104,269
Ford Credit Floorplan Master Owner Trust A, Series 2013-3, Class A1	0.790%		06/15/17	100	100,037
GE Equipment Midticket LLC, Series 2013-1, Class A3	0.950%		03/22/17	50	50,089
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/21/15	—(r)	289
Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A2	0.420%		07/20/16	84	84,331
World Omni Auto Receivables Trust, Series 2014-B, Class A2	0.405%	(c)	01/16/18	50	49,990

TOTAL ASSET-BACKED SECURITIES (cost $939,533)					939,324

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.8%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AM	5.230%	(c)	12/15/40	70	71,473
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	150	152,431
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	202	211,919
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.259%	(c)	01/12/43	50	50,580
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.270%	(c)	12/15/44	50	51,116
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%	(c)	07/12/38	51	51,383
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	5.282%	(c)	11/12/37	145	146,373
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	97	102,027

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $862,945)					837,302

CORPORATE BONDS — 28.0%

Banking — 7.8%
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15	140	140,000
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	100	112,122
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	95	104,890
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	100	113,722
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	100	109,997

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Morgan Stanley, Sr. Unsec’d. Notes	5.375%	10/15/15	175	$179,279
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%	12/11/17	75	83,329

				843,339

Cable — 0.6%
Comcast Corp., Gtd. Notes	4.950%	06/15/16	65	68,285

Capital Goods — 2.2%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	80	80,833
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	150	154,721

				235,554

Electric — 1.6%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	60	66,243
TECO Finance, Inc., Gtd. Notes	4.000%	03/15/16	100	102,943

				169,186

Energy - Integrated — 2.8%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	85	86,075
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.200%	03/11/16	65	66,500
Total Capital SA (France), Gtd. Notes	3.000%	06/24/15	150	150,866

				303,441

Foods — 0.1%
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	10	10,108

Healthcare & Pharmaceutical — 1.0%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.250%	08/15/16	100	101,714

Healthcare Insurance — 1.1%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	50	54,414
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	60	68,325

				122,739

Insurance — 2.8%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	90	100,542
Lincoln National Corp., Sr. Unsec’d. Notes	4.300%	06/15/15	55	55,363
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	130	146,964

				302,869

Metals — 0.2%
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	25	25,791

Non-Captive Finance — 2.1%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	65	66,949
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%	01/07/21	25	28,148
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	10	11,318

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
General Electric Capital Corp., Sub. Notes, MTN	5.300%		02/11/21	100	$115,513

					221,928

Pipelines & Other — 2.0%
Enterprise Products Operating LLC, Gtd. Notes	5.200%		09/01/20	125	140,844
Williams Partners LP, Sr. Unsec’d. Notes	4.125%		11/15/20	75	78,135

					218,979

Railroads — 0.8%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	75	86,592

Retailers — 1.9%
CVS Caremark Corp., Sr. Unsec’d. Notes	3.250%		05/18/15	200	200,670

Telecommunications — 1.0%
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	100	104,529

TOTAL CORPORATE BONDS (cost $2,860,691)					3,015,724

SOVEREIGNS — 5.3%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	80	80,122
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%		05/22/15	100	100,034
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	200	203,619
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	100	100,023
Netherlands Government Bond (Netherlands), Bonds, 144A	0.250%		09/12/15	90	89,966

TOTAL SOVEREIGNS (cost $573,329)					573,764

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.0%
Federal Home Loan Banks	0.625%		11/23/16	60	60,057
Federal National Mortgage Assoc.(h)	0.875%		05/21/18	45	44,893
Federal National Mortgage Assoc	1.625%		01/21/20	25	25,173
Israel Government USAID Bond, Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	120	103,236
Residual Funding Corp. Strips Principal, Bonds	1.562%	(s)	10/15/19	250	232,422
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.760%	(s)	07/15/20	550	501,373

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $967,434)					967,154

U.S. TREASURY OBLIGATIONS — 21.1%
U.S. Treasury Bonds	2.500%		02/15/45	40	39,631
U.S. Treasury Bonds	2.875%		05/15/43	30	31,964
U.S. Treasury Bonds	3.000%		11/15/44	20	21,914
U.S. Treasury Bonds	3.375%		05/15/44	50	58,574
U.S. Treasury Notes	0.500%		02/28/17	290	289,819

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	0.875%		10/15/17	260	$260,894
U.S. Treasury Notes	1.375%		03/31/20	15	15,002
U.S. Treasury Notes	1.500%		05/31/19	465	470,013
U.S. Treasury Notes	1.625%		04/30/19	250	254,140
U.S. Treasury Notes(h)	2.000%		02/28/21	605	619,747
U.S. Treasury Notes	2.250%		03/31/21	45	46,716
U.S. Treasury Notes(h)(k)	2.875%		03/31/18	125	132,295
U.S. Treasury Strips Principal	2.350%	(s)	05/15/43	15	7,184
U.S. Treasury Strips Principal	2.950%	(s)	05/15/44	55	25,721
U.S. Treasury Strips Principal	3.879%	(s)	02/15/44	5	2,353

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,235,479)					2,275,967

TOTAL LONG-TERM INVESTMENTS (cost $8,439,411)					8,609,235

				Shares

SHORT-TERM INVESTMENTS — 17.6%

AFFILIATED MONEY MARKET MUTUAL FUND — 17.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,899,619)(w)				1,899,619	1,899,619

				Notional
				Amount
				(000)#

OPTIONS PURCHASED*(j)

Call Options
2 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $109.63				600	656
expiring 04/24/15, Strike Price $110.13				600	47
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $127.00				100	2,031
expiring 04/24/15, Strike Price $133.00				100	31

TOTAL OPTIONS PURCHASED (cost $1,702)					2,765

TOTAL SHORT-TERM INVESTMENTS (cost $1,901,321)					1,902,384

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 97.5% (cost $10,340,732)					10,511,619

OPTIONS WRITTEN*(j)

Call Options
2 Year U.S. Treasury Notes Futures, expiring 04/24/15, Strike Price $109.88				1,200	(375)
10 Year U.S. Treasury Notes Futures, expiring 04/24/15, Strike Price $130.00				200	(656)

TOTAL OPTIONS WRITTEN (premiums received $861)					(1,031)

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Value
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 97.5% (cost $10,339,871)	$10,510,588
Other assets in excess of liabilities(x) — 2.5%	270,065

NET ASSETS — 100.0%	$10,780,653

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2015:

Number			Value at		Unrealized
of		Expiration	Trade	Value at	Appreciation
Contracts	Type	Date	Date	March 31, 2015	(Depreciation)(1)(2)
Long Positions:
9	5 Year U.S. Treasury Notes	Jun. 2015	$1,075,349	$1,081,898	$6,549
5	10 Year U.S. Treasury Notes	Jun. 2015	636,234	644,531	8,297

					14,846

Short Positions:
10	2 Year U.S. Treasury Notes	Jun. 2015	2,191,391	2,191,562	(171)
2	U.S. Long Bond	Jun. 2015	325,593	327,750	(2,157)

					(2,328)

					$12,518

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

(2) U.S. Treasury obligation with a market value of $63,502 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2015.

Interest rate swap agreements outstanding at March 31, 2015:

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value(3)	(Received)	(Depreciation)	Counterparty
Over-the-counter swap agreements:
1,750	08/08/15	0.528%	3 Month LIBOR(2)	$(2,035)	$—	$(2,035)	Credit Suisse First Boston Corp.
360	09/28/15	0.491%	3 Month LIBOR(1)	341	—	341	Credit Suisse First Boston Corp.
1,200	12/21/15	0.494%	3 Month LIBOR(2)	(2,642)	—	(2,642)	Citigroup Global Markets
240	08/04/16	1.528%	3 Month LIBOR(2)	(3,524)	—	(3,524)	Citigroup Global Markets
1,900	08/11/16	1.460%	3 Month LIBOR(2)	(25,645)	—	(25,645)	Hong Kong & Shanghai Bank
1,500	08/18/16	1.230%	3 Month LIBOR(2)	(14,875)	—	(14,875)	Citigroup Global Markets
2,160	08/31/16	1.251%	3 Month LIBOR(2)	(21,694)	—	(21,694)	Barclays Capital Group
1,550	10/11/16	1.430%	3 Month LIBOR(2)	(28,230)	—	(28,230)	Citigroup Global Markets
5,500	12/31/16	1.652%	3 Month LIBOR(1)	371,961	—	371,961	JPMorgan Chase
4,600	12/31/16	1.257%	3 Month LIBOR(1)	190,117	—	190,117	Barclays Capital Group
215	01/03/17	1.311%	3 Month LIBOR(2)	(2,764)	—	(2,764)	Citigroup Global Markets
2,310	02/06/17	0.965%	3 Month LIBOR(2)	(11,154)	—	(11,154)	Bank of Nova Scotia
1,150	10/03/17	0.778%	3 Month LIBOR(2)	1,892	—	1,892	Citigroup Global Markets
1,900	07/22/18	2.455%	3 Month LIBOR(2)	(86,297)	—	(86,297)	Citigroup Global Markets
6,300	08/17/18	1.838%	3 Month LIBOR(1)	143,292	—	143,292	Barclays Capital Group
1,350	09/01/18	1.820%	3 Month LIBOR(2)	(28,967)	—	(28,967)	Citigroup Global Markets
470	11/01/18	1.984%	3 Month LIBOR(2)	(15,663)	—	(15,663)	Barclays Capital Group

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value(3)	(Received)	(Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.)
1,430	12/08/18	1.803%	3 Month LIBOR(2)	$(34,695)	$—	$(34,695)	Barclays Capital Group
240	03/05/19	1.643%	3 Month LIBOR(2)	(3,084)	—	(3,084)	Bank of Nova Scotia
600	04/10/19	1.816%	3 Month LIBOR(2)	(15,770)	—	(15,770)	Bank of Nova Scotia
370	06/07/19	1.338%	3 Month LIBOR(1)	735	—	735	Bank of Nova Scotia
500	11/02/19	1.253%	3 Month LIBOR(1)	(2,414)	—	(2,414)	Citigroup Global Markets
620	10/06/21	2.038%	3 Month LIBOR(2)	(17,242)	—	(17,242)	Citigroup Global Markets
425	01/24/22	2.113%	3 Month LIBOR(2)	(10,767)	—	(10,767)	Bank of Nova Scotia
325	01/24/22	2.118%	3 Month LIBOR(2)	(8,343)	—	(8,343)	Bank of Nova Scotia
365	02/17/22	2.018%	3 Month LIBOR(2)	(6,351)	—	(6,351)	Bank of Nova Scotia
500	08/10/22	1.758%	3 Month LIBOR(2)	1,544	—	1,544	Bank of Nova Scotia
400	09/25/22	1.785%	3 Month LIBOR(1)	(1,542)	—	(1,542)	Barclays Capital Group
300	10/05/22	1.696%	3 Month LIBOR(1)	(875)	—	(875)	Barclays Capital Group
200	05/01/23	1.840%	3 Month LIBOR(1)	629	—	629	Barclays Capital Group
110	03/30/25	2.015%	3 Month LIBOR(2)	(424)	—	(424)	Barclays Capital Group

				$365,514	$—	$365,514

Notional						Unrealized
Amount	Termination	Fixed	Floating	Value at	Value at	Appreciation
(000)#	Date	Rate	Rate	Trade Date	March 31, 2015	(Depreciation)(3)
Exchange-traded swap agreements:
4,100	06/27/16	0.853%	3 Month LIBOR(1)	$—	$15,942	$15,942
2,145	10/03/16	1.273%	3 Month LIBOR(1)	—	20,548	20,548
5,155	10/05/16	1.239%	3 Month LIBOR(1)	—	46,835	46,835
1,150	06/25/18	1.503%	3 Month LIBOR(1)	—	12,178	12,178
625	07/02/18	1.564%	3 Month LIBOR(2)	—	(7,794)	(7,794)
850	09/23/18	1.613%	3 Month LIBOR(2)	154	(11,065)	(11,219)
255	10/03/18	1.745%	3 Month LIBOR(1)	—	4,451	4,451
750	06/03/19	1.614%	3 Month LIBOR(2)	153	(7,043)	(7,196)
600	10/16/19	1.834%	3 Month LIBOR(2)	153	(10,086)	(10,239)
2,665	10/01/20	2.523%	3 Month LIBOR(2)	—	(129,418)	(129,418)
390	09/06/21	2.223%	3 Month LIBOR(1)	—	11,807	11,807
220	10/06/21	2.308%	3 Month LIBOR(1)	151	7,790	7,639
115	10/06/21	2.060%	3 Month LIBOR(2)	—	(2,289)	(2,289)
540	10/31/21	1.957%	3 Month LIBOR(2)	(366)	(7,194)	(6,828)
460	08/18/24	2.750%	3 Month LIBOR(1)	154	30,433	30,279
325	10/06/24	2.649%	3 Month LIBOR(2)	153	(18,615)	(18,768)

				$552	$(43,520)	$(44,072)

U.S. Government Agency and U.S. Treasury obligations with a combined market value of $112,631 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at March 31, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

Level 2 – quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 – unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$939,324	$—
Commercial Mortgage-Backed Securities	—	837,302	—
Corporate Bonds	—	3,015,724	—
Sovereigns	—	573,764	—
U.S. Government Agency Obligations	—	967,154	—
U.S. Treasury Obligations	—	2,275,967	—
Affiliated Money Market Mutual Fund	1,899,619	—	—
Options Purchased	2,765	—	—
Options Written	(1,031)	—	—
Other Financial Instruments*
Futures Contracts	12,518	—	—
Over-the-counter interest rate swaps	—	365,514	—
Exchange-traded interest rate swaps	—	(44,072)	—

Total	$1,913,871	$8,930,677	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 84.6%

ASSET-BACKED SECURITIES — 18.2%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	600	$600,447
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	500	500,632
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	500	499,945
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	600	600,941
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	0.415%	(c)	05/15/20	1,000	997,506
AmeriCredit Automobile Receivables, Series 2015-1, Class A2B	0.594%	(c)	04/09/18	300	300,100
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.460%	(c)	10/10/17	526	525,376
Bank of The West Auto Trust, Series 2014-1, Class A2, 144A	0.690%		07/17/17	600	599,871
Chase Issuance Trust, Series 2012-A8, Class A8	0.540%		10/16/17	1,000	1,000,010
Chase Issuance Trust, Series 2014-A1, Class A	1.150%		01/15/19	600	602,612
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A2, 144A	0.690%		09/15/17	1,200	1,200,356
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3	1.110%		07/23/18	1,500	1,505,988
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.375%	(c)	01/16/18	600	600,124
Discover Card Master Trust, Series 2012-A, Class A3	0.860%		11/15/17	1,000	1,000,524
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	376	376,402
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	600	605,013
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	400	400,986
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.576%	(c)	04/20/18	1,400	1,400,449
GE Equipment Midticket LLC, Series 2013-1, Class A3	0.950%		03/22/17	600	601,070
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	1,065	1,066,064
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.425%	(c)	04/17/17	600	600,037
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.475%	(c)	02/15/18	1,600	1,599,814
Porsche Innovative Lease Owner Trust, Series 2014-1, Class A2, 144A	0.650%		01/20/17	575	575,568
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.545%	(c)	06/15/17	141	141,117

TOTAL ASSET-BACKED SECURITIES (cost $17,889,786)					17,900,952

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.0%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	805	805,890
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A5B	4.997%	(c)	07/10/45	500	503,263

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	284	$285,866
Commercial Mortgage Trust, Series 2006-GG7, Class A4	5.816%	(c)	07/10/38	575	596,111
Commercial Mortgage Trust, Series 2012-CCRE1, Class A2	2.350%		05/15/45	496	506,571
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,700	2,768,072
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	1,100	1,117,828
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	5.560%		11/10/39	1,096	1,150,419
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A2	2.424%		07/15/45	2,700	2,770,951
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class AM	4.948%	(c)	09/12/37	700	706,512
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4	5.259%	(c)	01/12/43	650	657,546
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class AM	4.999%	(c)	10/15/42	500	503,962
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	234	235,889
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%	(c)	07/12/38	512	513,833
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	5.282%	(c)	11/12/37	73	73,187
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	500	502,676
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	455	467,140
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	2,385	2,491,171
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.272%	(c)	10/15/44	500	507,047
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	534	561,143

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $17,797,771)					17,725,077

CORPORATE BONDS — 26.2%

Banking — 9.7%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	402	399,943
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,305	1,435,598
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	740	744,825
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	350	392,432
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%		01/14/22	325	358,832
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.500%		05/22/19	450	560,421
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,290	1,291,468
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	350	398,025
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	425	482,271
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	350	384,989
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	75	82,368
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	400	464,654
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		01/26/20	850	966,019

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%	04/28/15	100	$100,330
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	6.125%	01/11/21	135	161,097
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%	12/11/17	1,175	1,305,493

				9,528,765

Capital Goods — 2.5%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	445	449,634
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	140	147,036
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	350	383,241
United Technologies Corp., Sr. Unsec’d. Notes	1.800%	06/01/17	660	672,149
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	120	122,196
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	630	649,824

				2,424,080

Electric — 0.3%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	280	309,134

Energy - Integrated — 1.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	1.846%	05/05/17	770	779,271
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	195	197,467
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	200	225,295
Total Capital SA (France), Gtd. Notes	3.000%	06/24/15	175	176,011

				1,378,044

Foods — 0.3%
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	209	237,634
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	90	90,975

				328,609

Healthcare & Pharmaceutical — 2.0%
Amgen, Inc., Sr. Unsec’d. Notes	2.300%	06/15/16	370	375,553
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	1.500%	05/08/17	560	565,739
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.250%	08/15/16	965	981,545

				1,922,837

Healthcare Insurance — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	275	299,279
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	280	318,851

				618,130

Insurance — 1.9%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	380	424,512
Lincoln National Corp., Sr. Unsec’d. Notes	4.300%	06/15/15	65	65,429
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	855	966,572
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	350	424,040

				1,880,553

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Metals
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	25	$25,791

Non-Captive Finance — 1.1%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	3.100%	01/09/23	230	236,896
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%	01/07/21	75	84,444
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	30	33,953
General Electric Capital Corp., Sub. Notes, MTN(h)	5.300%	02/11/21	625	721,955

				1,077,248

Pipelines & Other — 0.5%
Enterprise Products Operating LLC, Gtd. Notes(a)	5.200%	09/01/20	125	140,844
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	350	364,632

				505,476

Railroads — 0.4%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	350	404,095

Retailers — 0.7%
CVS Health Corp., Sr. Unsec’d. Notes	3.250%	05/18/15	200	200,670
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	4.250%	04/15/21	425	477,095

				677,765

Technology — 1.4%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	1,320	1,312,298

Telecommunications — 3.4%
America Movil SAB de CV (Mexico), Gtd. Notes(a)	2.375%	09/08/16	570	579,342
AT&T, Inc., Sr. Unsec’d. Notes(a)	2.500%	08/15/15	353	355,377
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	600	635,635
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	02/21/20	1,345	1,368,349
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	350	365,850

				3,304,553

TOTAL CORPORATE BONDS (cost $24,623,891)				25,697,378

SOVEREIGNS — 7.9%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	900	901,377
Canada Government International Bond (Canada), Sr. Unsec’d. Notes(a)	0.875%	02/14/17	1,500	1,507,594
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%	05/22/15	560	560,190
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%	04/25/16	200	200,013
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%	03/17/16	580	590,495
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%	05/18/15	580	580,133

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGNS (Continued)
Netherlands Government Bond (Netherlands), 144A	0.250%		09/12/15	580	$579,781
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	2,785	2,788,006

TOTAL SOVEREIGNS (cost $7,684,414)					7,707,589

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.1%
Federal National Mortgage Assoc.	5.122%	(s)	11/15/21	820	707,427
Financing Corp., Strips Principal, Series 3-P, Debs	1.382%	(s)	11/30/17	4,719	4,568,228
Israel Government USAID Bond, Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	490	421,549
Israel Government USAID Bond, Gov’t. Gtd. Notes	5.500%		09/18/23-04/26/24	3,235	4,050,347
Residual Funding Corp. Strips Principal	2.859%	(s)	10/15/19	4,387	4,078,541

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $13,353,751)					13,826,092

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bonds	2.500%		02/15/45	135	133,755
U.S. Treasury Notes	0.500%		06/30/16	15	15,025
U.S. Treasury Notes	0.500%		02/28/17	45	44,972
U.S. Treasury Notes	0.875%		10/15/17	40	40,138
U.S. Treasury Notes(a)	2.000%		02/15/25	5	5,032

TOTAL U.S. TREASURY OBLIGATIONS (cost $234,919)					238,922

TOTAL LONG-TERM INVESTMENTS (cost $81,584,532)					83,096,010

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 12.6%

AFFILIATED MONEY MARKET MUTUAL FUND — 12.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $12,364,908; includes $3,742,049 of cash collateral for securities on loan)(b)(w)	12,364,908	$12,364,908

	Notional Amount (000)#
OPTIONS PURCHASED*(j)

Call Options
2 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $109.63	5,200	5,688
expiring 04/24/15, Strike Price $110.13	5,200	406
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $127.00	1,700	34,531
expiring 04/24/15, Strike Price $133.00	1,700	531

TOTAL OPTIONS PURCHASED (cost $25,326)		41,156

TOTAL SHORT-TERM INVESTMENTS (cost $12,390,234)		12,406,064

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 97.2% (cost $93,974,766)		95,502,074

OPTIONS WRITTEN*(j)

Call Options
2 Year U.S. Treasury Notes Futures, expiring 04/24/15, Strike Price $109.87	10,400	(3,250)
10 Year U.S. Treasury Notes Futures, expiring 04/24/15, Strike Price $130.00	3,400	(11,156)

TOTAL OPTIONS WRITTEN (premiums received $13,159)		(14,406)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 97.2% (cost $93,961,607)		95,487,668
Other assets in excess of liabilities(x) — 2.8%		2,771,040

NET ASSETS — 100.0%		$98,258,708

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,661,879; cash collateral of $ 3,742,049 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
53	10 Year U.S. Treasury Notes	Jun. 2015	$6,739,604	$6,832,031	$92,427
4	U.S. Ultra Bonds	Jun. 2015	662,038	679,500	17,462

					109,889

Short Positions:
143	2 Year U.S. Treasury Notes	Jun. 2015	31,336,891	31,339,344	(2,453)
72	5 Year U.S. Treasury Notes	Jun. 2015	8,604,905	8,655,188	(50,283)
3	U.S. Long Bonds	Jun. 2015	486,659	491,625	(4,966)

					(57,702)

					$52,187

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

(2) Cash balance of $220,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2015.

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
7,400	08/08/15	0.528%	3 Month LIBOR(2)	$(8,607)	$—	$(8,607)	Credit Suisse First Boston Corp.
13,800	09/11/15	0.521%	3 Month LIBOR(2)	(14,985)	—	(14,985)	JPMorgan Chase
2,000	09/28/15	0.918%	3 Month LIBOR(2)	(6,171)	—	(6,171)	Barclays Capital Group
1,700	07/29/16	1.753%	3 Month LIBOR(2)	(30,965)	—	(30,965)	Barclays Capital Group
5,880	09/15/16	1.174%	3 Month LIBOR(1)	49,919	—	49,919	Barclays Capital Group
12,165	11/02/16	1.336%	3 Month LIBOR(2)	(191,174)	—	(191,174)	Barclays Capital Group
4,180	03/06/17	1.123%	3 Month LIBOR(2)	(29,789)	—	(29,789)	Barclays Capital Group
33,200	12/31/17	1.975%	3 Month LIBOR(1)	3,009,408	—	3,009,408	Citigroup Global Markets
16,000	12/31/17	2.267%	3 Month LIBOR(1)	2,112,977	—	2,112,977	Bank of America
1,900	04/18/18	0.876%	3 Month LIBOR(2)	7,687	—	7,687	JPMorgan Chase
674	05/17/18	0.989%	3 Month LIBOR(2)	1,001	—	1,001	Credit Suisse First Boston Corp.
2,390	08/09/18	2.136%	3 Month LIBOR(1)	79,934	—	79,934	Bank of America
18,200	08/10/18	2.059%	3 Month LIBOR(1)	559,131	—	559,131	Citigroup Global Markets
6,500	08/11/18	2.033%	3 Month LIBOR(2)	(193,381)	—	(193,381)	Hong Kong & Shanghai Bank
11,660	10/06/18	1.599%	3 Month LIBOR(1)	227,151	—	227,151	JPMorgan Chase
1,245	10/11/18	1.770%	3 Month LIBOR(1)	32,366	—	32,366	JPMorgan Chase
6,490	01/12/19	1.699%	3 Month LIBOR(2)	(115,200)	—	(115,200)	Citigroup Global Markets
1,980	02/21/19	1.573%	3 Month LIBOR(2)	(21,063)	—	(21,063)	Citigroup Global Markets
3,700	10/31/19	1.265%	3 Month LIBOR(2)	14,579	—	14,579	Citigroup Global Markets
1,300	08/01/21	3.068%	3 Month LIBOR(1)	112,568	—	112,568	Citigroup Global Markets
1,340	08/04/21	2.803%	3 Month LIBOR(1)	93,567	—	93,567	Barclays Capital Group
1,100	08/24/21	2.250%	3 Month LIBOR(1)	37,441	—	37,441	Citigroup Global Markets
3,110	09/22/21	2.158%	3 Month LIBOR(1)	82,897	—	82,897	Barclays Capital Group
1,080	10/04/21	2.108%	3 Month LIBOR(1)	35,246	—	35,246	Citigroup Global Markets
2,960	10/11/21	2.285%	3 Month LIBOR(2)	(130,730)	—	(130,730)	Barclays Capital Group
3,020	12/06/21	2.238%	3 Month LIBOR(2)	(112,935)	—	(112,935)	Barclays Capital Group
1,900	10/25/22	1.801%	3 Month LIBOR(1)	7,347	—	7,347	Credit Suisse First Boston Corp.
15,600	11/15/22	1.639%	3 Month LIBOR(2)	152,276	—	152,276	Barclays Capital Group
7,525	02/14/23	2.069%	3 Month LIBOR(1)	124,720	—	124,720	Bank of Nova Scotia
2,700	02/19/23	2.105%	3 Month LIBOR(2)	(51,204)	—	(51,204)	Bank of Nova Scotia
700	03/21/23	2.038%	3 Month LIBOR(2)	(8,516)	—	(8,516)	Barclays Capital Group
1,650	04/03/23	1.995%	3 Month LIBOR(2)	(28,769)	—	(28,769)	Barclays Capital Group
1,070	03/30/25	2.015%	3 Month LIBOR(2)	(4,123)	—	(4,123)	Barclays Capital Group

				$5,792,603	$—	$5,792,603

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
19,700	06/27/16	0.853%	3 Month LIBOR	(1)	$—	$76,597	$76,597
13,850	09/27/16	1.111%	3 Month LIBOR	(1)	—	99,627	99,627
8,925	10/03/16	1.273%	3 Month LIBOR	(1)	—	85,495	85,495
22,900	06/25/18	1.503%	3 Month LIBOR	(1)	—	242,507	242,507
7,400	07/02/18	1.564%	3 Month LIBOR	(2)	—	(92,278)	(92,278)
5,500	08/12/18	1.764%	3 Month LIBOR	(1)	—	101,887	101,887
2,350	08/21/18	1.781%	3 Month LIBOR	(1)	161	44,786	44,625
2,950	08/22/18	1.745%	3 Month LIBOR	(1)	163	52,633	52,470
5,005	10/03/18	1.745%	3 Month LIBOR	(1)	—	87,355	87,355
15,400	06/03/19	1.614%	3 Month LIBOR	(2)	219	(144,617)	(144,836)
6,680	10/01/20	2.523%	3 Month LIBOR	(2)	—	(324,395)	(324,395)
5,450	10/22/20	2.113%	3 Month LIBOR	(2)	183	(144,604)	(144,787)
1,370	09/06/21	2.223%	3 Month LIBOR	(1)	—	41,477	41,477
6,170	10/31/21	1.957%	3 Month LIBOR	(2)	(7,308)	(82,196)	(74,888)

					$(6,582)	$44,274	$50,856

Cash balance of $263,369 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded swap contracts at March 31, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$17,900,952	$—
Commercial Mortgage-Backed Securities	—	17,725,077	—
Corporate Bonds	—	25,697,378	—
Sovereigns	—	7,707,589	—
U.S. Government Agency Obligations	—	13,826,092	—
U.S. Treasury Obligations	—	238,922	—
Affiliated Money Market Mutual Fund	12,364,908	—	—
Options Purchased	41,156	—	—
Options Written	(14,406)	—	—
Other Financial Instruments*
Futures Contracts	52,187	—	—
Over-the-counter interest rate swaps	—	5,792,603	—
Exchange-traded interest rate swaps	—	50,856	—

Total	$12,443,845	$88,939,469	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the counter swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 88.5%

ASSET-BACKED SECURITIES — 19.5%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	800	$801,011
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	900	899,901
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	900	901,411
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	1,000	1,002,813
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	0.415%	(c)	05/15/20	1,000	997,506
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.455%	(c)	10/10/17	751	750,537
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.595%	(c)	04/09/18	500	500,166
BA Credit Card Trust, Series 2015-A1, Class A	0.505%	(c)	06/15/20	600	600,142
Bank of The West Auto Trust, Series 2014-1, Class A2, 144A	0.690%		07/17/17	800	799,828
Chase Issuance Trust, Series 2007-C1, Class C1	0.635%	(c)	04/15/19	1,900	1,892,736
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	1,500	1,506,531
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	400	400,099
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.331%	(c)	12/17/18	1,700	1,695,520
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.375%	(c)	01/16/18	2,800	2,800,577
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	626	627,337
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	615	614,961
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	600	605,013
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	400	400,986
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	500	500,026
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.555%	(c)	01/15/18	1,600	1,600,514
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.576%	(c)	04/20/18	1,900	1,900,610
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.626%	(c)	10/20/19	900	899,560
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/15/17	700	700,780
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.425%	(c)	04/17/17	900	900,055
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.475%	(c)	02/15/18	2,400	2,399,722
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.545%	(c)	06/15/17	212	211,675
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	500	501,454
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.526%	(c)	07/22/19	900	898,178

TOTAL ASSET-BACKED SECURITIES (cost $28,164,744)					28,309,649

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.7%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45	30	$30,488
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	2,330	2,331,325
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A5B	4.997%	(c)	07/10/45	750	754,894
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	3,600	3,690,763
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	2,981	3,002,884
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4	5.816%	(c)	07/10/38	863	894,166
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	1,600	1,625,931
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	1,500	1,574,258
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A2	2.424%		07/15/45	3,600	3,694,601
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%	(c)	10/15/42	500	503,962
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%	(c)	07/12/38	500	504,994
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.466%	(c)	02/12/39	273	279,007
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	1,000	1,005,351
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	3,165	3,305,893
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011%	(c)	06/15/45	3,000	3,129,429
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	729	765,195

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $27,462,506)					27,093,141

CORPORATE BONDS — 26.1%

Banking — 12.7%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	345	343,235
Bank of America Corp., Sr. Unsec’d. Notes(h)	6.000%		09/01/17	1,750	1,925,131
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.500%		04/01/15	325	325,000
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	5,205	5,238,937
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	6.750%		05/22/19	255	302,289
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	4.750%		07/15/21	300	336,370
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	280	309,148
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	825	1,027,438
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,910	1,912,174
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	300	341,164
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	625	709,222
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	300	329,990
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	6.300%		04/23/19	850	987,391
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		01/26/20	1,175	1,335,379
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%		04/28/15	375	376,236
PNC Bank NA, Sub. Notes	2.950%		01/30/23	610	612,125

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	6.125%	01/11/21	70	$83,532
Wachovia Corp., Sr. Unsec’d. Notes, MTN(h)	5.750%	02/01/18	1,750	1,956,913

				18,451,674

Cable — 0.3%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	480	483,009

Capital Goods — 2.2%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	635	641,612
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	185	194,298
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	300	328,492
United Technologies Corp., Sr. Unsec’d. Notes	1.800%	06/01/17	890	906,383
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	170	173,111
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	920	948,949

				3,192,845

Electric — 0.4%
Duke Energy Progress, Inc., First Mortgage	5.300%	01/15/19	125	141,414
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	385	425,059

				566,473

Energy - Integrated — 1.0%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	1.846%	05/05/17	1,345	1,361,194
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	105	106,328

				1,467,522

Foods — 0.2%
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	209	237,634

Healthcare & Pharmaceutical — 1.0%
Amgen, Inc., Sr. Unsec’d. Notes(a)	2.300%	06/15/16	655	664,830
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	1.500%	05/08/17	805	813,250

				1,478,080

Healthcare Insurance — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	150	163,243
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	385	438,420

				601,663

Insurance — 1.8%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	550	614,426
MetLife, Inc., Sr. Unsec’d. Notes(a)	4.750%	02/08/21	850	960,920
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	790	957,120

				2,532,466

Media & Entertainment — 0.1%
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	03/01/21	155	167,965

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Non-Captive Finance — 0.7%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	195	$200,847
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%	01/07/21	65	73,184
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	30	33,953
General Electric Capital Corp., Sub. Notes(a)	5.300%	02/11/21	575	664,199

				972,183

Pipelines & Other — 0.5%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	170	211,170
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	450	468,813

				679,983

Railroads — 0.4%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	450	519,551

Retailers — 0.6%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.125%	02/01/19	415	455,378
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	4.250%	04/15/21	400	449,030

				904,408

Technology — 1.5%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	1,910	1,898,855
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	240	262,483

				2,161,338

Telecommunications — 2.3%
America Movil SAB de CV (Mexico), Gtd. Notes(a)	2.375%	09/08/16	820	833,440
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	1,070	1,133,548
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	02/21/20	1,030	1,047,881
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	300	313,586

				3,328,455

TOTAL CORPORATE BONDS (cost $36,235,178)				37,745,249

MUNICIPAL BOND — 0.2%

California
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $250,000)	5.450%	04/01/15	250	250,000

NON-CORPORATE FOREIGN AGENCIES — 0.8%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	1,008	1,006,305
Statoil ASA (Norway), Gtd. Notes	5.250%	04/15/19	160	181,914

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,165,154)				1,188,219

SOVEREIGNS — 7.4%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	1,000	1,001,530

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGNS (Continued)
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%		02/14/17	2,200	$2,211,139
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%		05/22/15	830	830,281
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	200	200,013
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS, RegS	2.250%		03/17/16	700	712,666
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	840	840,193
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	840	839,683
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	4,080	4,084,403

TOTAL SOVEREIGNS (cost $10,686,941)					10,719,908

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.7%
Federal National Mortgage Assoc.(h)	2.625%		09/06/24	985	1,020,549
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes, PO	1.602%	(s)	05/11/18	180	174,048
Financing Corp., Strips Principal, Series 3P, Unsec’d. Notes, PO	1.382%	(s)	11/30/17	240	232,332
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	2.224%	(s)	09/26/19	500	465,045
Government National Mortgage Assoc.	4.000%		02/15/39	23	24,214
Government National Mortgage Assoc.	4.000%		12/15/40	163	178,898
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	1,740	1,496,929
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	3,350	4,206,441
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	Zero	(s)	07/15/20	12,285	11,198,859
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.562%	(s)	10/15/19	3,951	3,673,197

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $22,572,271)					22,670,512

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bonds (cost 192,579)	2.500%		02/15/45	200	198,156

TOTAL LONG-TERM INVESTMENTS (cost $126,729,373)					128,174,834

				Shares

SHORT-TERM INVESTMENTS — 8.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 8.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $12,902,523; includes $3,920,730 of cash collateral for securities on loan)(b)(w)				12,902,523	12,902,523

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Notional Amount (000)#	Value
OPTIONS PURCHASED*(j)

Call Options
2 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $109.63	7,600	$8,312
expiring 04/24/15, Strike Price $110.13	7,600	594
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $127.00	2,500	50,781
expiring 04/24/15, Strike Price $133.00	2,500	781

TOTAL OPTIONS PURCHASED (cost $37,210)		60,468

TOTAL SHORT-TERM INVESTMENTS (cost $12,939,733)		12,962,991

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 97.4% (cost $139,669,106)		141,137,825

OPTIONS WRITTEN*(j)

Call Options
2 Year U.S. Treasury Notes Futures, expiring 04/24/15, Strike Price $109.88	15,200	(4,750)
10 Year U.S. Treasury Notes Futures, expiring 04/24/15, Strike Price $130.00	5,000	(16,406)

TOTAL OPTIONS WRITTEN (premiums received $19,337)		(21,156)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 97.4% (cost $139,649,769)		141,116,669
Other assets in excess of liabilities(x) — 2.6%		3,746,646

NET ASSETS — 100.0%		$144,863,315

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,839,418; cash collateral of $3,920,730 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
62	2 Year U.S. Treasury Notes	Jun. 2015	$ 13,540,385	$ 13,587,688	$47,303
5	U.S. Ultra Bonds	Jun. 2015	826,352	849,375	23,023

					70,326

Short Positions:
90	5 Year U.S. Treasury Notes	Jun. 2015	10,781,391	10,818,984	(37,593)
52	10 Year U.S. Treasury Notes	Jun. 2015	6,679,672	6,703,125	(23,453)
6	U.S. Long Bonds	Jun. 2015	973,318	983,250	(9,932)

					(70,978)

					$(652)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

(2) Cash of $150,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2015.

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
7,500	07/09/15	0.593%	3 Month LIBOR	(2)	$(11,942)	$—	$(11,942)	Bank of Nova Scotia
11,000	08/20/15	0.615%	3 Month LIBOR	(2)	(17,103)	—	(17,103)	Bank of Nova Scotia
6,660	09/28/15	0.491%	3 Month LIBOR	(1)	6,303	—	6,303	Credit Suisse First Boston Corp.
4,100	12/21/15	0.494%	3 Month LIBOR	(2)	(9,026)	—	(9,026)	Citigroup Global Markets
4,400	12/29/16	1.351%	3 Month LIBOR	(1)	63,620	—	63,620	Barclays Capital Group
11,600	01/17/17	1.149%	3 Month LIBOR	(2)	(106,570)	—	(106,570)	Barclays Capital Group
7,800	01/20/17	1.120%	3 Month LIBOR	(2)	(66,293)	—	(66,293)	Bank of Nova Scotia
18,470	01/27/17	1.138%	3 Month LIBOR	(2)	(159,209)	—	(159,209)	Bank of Nova Scotia
11,330	02/06/17	0.965%	3 Month LIBOR	(2)	(54,706)	—	(54,706)	Bank of Nova Scotia
10,100	07/05/17	0.938%	3 Month LIBOR	(2)	(26,140)	—	(26,140)	Bank of Nova Scotia
3,530	11/13/17	0.775%	3 Month LIBOR	(1)	(12,227)	—	(12,227)	Bank of Nova Scotia
6,200	12/11/17	0.738%	3 Month LIBOR	(2)	35,554	—	35,554	Barclays Capital Group
5,700	12/12/17	0.736%	3 Month LIBOR	(2)	33,182	—	33,182	Bank of Nova Scotia
1,008	05/17/18	0.989%	3 Month LIBOR	(2)	1,496	—	1,496	Credit Suisse First Boston Corp.
2,990	07/28/18	2.455%	3 Month LIBOR	(1)	134,920	—	134,920	Bank of America
3,350	08/18/18	1.818%	3 Month LIBOR	(2)	(73,681)	—	(73,681)	Citigroup Global Markets
5,600	08/24/18	1.743%	3 Month LIBOR	(1)	107,091	—	107,091	Bank of America
13,200	11/23/18	1.741%	3 Month LIBOR	(1)	298,733	—	298,733	Deutsche Bank AG
19,265	11/29/18	1.758%	3 Month LIBOR	(1)	442,209	—	442,209	Citigroup Global Markets
44,500	12/31/18	2.808%	3 Month LIBOR	(1)	7,317,620	—	7,317,620	JPMorgan Chase
6,800	12/31/18	3.376%	3 Month LIBOR	(1)	1,534,973	—	1,534,973	Citigroup Global Markets
5,000	08/08/19	1.271%	3 Month LIBOR	(2)	24,652	—	24,652	Credit Suisse First Boston Corp.
1,660	11/15/19	4.546%	3 Month LIBOR	(2)	(844,072)	—	(844,072)	Deutsche Bank AG
1,548	05/15/21	4.419%	3 Month LIBOR	(2)	(828,426)	—	(828,426)	Deutsche Bank AG
1,543	05/15/21	4.446%	3 Month LIBOR	(2)	(833,725)	—	(833,725)	Deutsche Bank AG
8,030	09/14/21	2.160%	3 Month LIBOR	(1)	218,837	—	218,837	Barclays Capital Group
1,310	09/16/21	2.213%	3 Month LIBOR	(1)	39,838	—	39,838	Barclays Capital Group
2,580	09/22/21	2.158%	3 Month LIBOR	(1)	68,770	—	68,770	Barclays Capital Group
1,250	10/03/21	2.188%	3 Month LIBOR	(1)	47,608	—	47,608	Barclays Capital Group
5,300	01/19/22	2.015%	3 Month LIBOR	(2)	(101,216)	—	(101,216)	Bank of Nova Scotia
2,950	01/24/22	2.113%	3 Month LIBOR	(2)	(74,738)	—	(74,738)	Bank of Nova Scotia
3,700	08/10/22	1.758%	3 Month LIBOR	(2)	11,423	—	11,423	Bank of Nova Scotia
6,300	09/11/22	1.833%	3 Month LIBOR	(2)	(2,746)	—	(2,746)	Bank of Nova Scotia
2,700	10/16/22	1.723%	3 Month LIBOR	(1)	(4,321)	—	(4,321)	Barclays Capital Group
3,300	10/25/22	1.801%	3 Month LIBOR	(1)	12,760	—	12,760	Credit Suisse First Boston Corp.
1,300	03/21/23	2.038%	3 Month LIBOR	(2)	(15,815)	—	(15,815)	Barclays Capital Group

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.)
1,590	03/30/25	2.015%	3 Month LIBOR	(2)	$(6,126)	$—	$(6,126)	Barclays Capital Group

					$7,151,507	$—	$7,151,507

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
17,200	06/27/16	0.853%	3 Month LIBOR	(1)	$193	$66,877	$66,684
9,150	09/06/16	1.170%	3 Month LIBOR	(1)	—	73,390	73,390
6,923	08/02/18	1.614%	3 Month LIBOR	(2)	—	(94,663)	(94,663)
3,500	08/12/18	1.764%	3 Month LIBOR	(1)	—	64,837	64,837
5,750	08/21/18	1.781%	3 Month LIBOR	(1)	176	109,583	109,407
6,050	08/22/18	1.745%	3 Month LIBOR	(1)	177	107,942	107,765
31,800	10/03/18	1.745%	3 Month LIBOR	(1)	—	555,022	555,022
8,250	10/25/18	1.434%	3 Month LIBOR	(2)	187	(52,239)	(52,426)
4,900	06/17/20	1.836%	3 Month LIBOR	(1)	180	66,597	66,417
8,100	10/22/20	2.113%	3 Month LIBOR	(2)	199	(214,916)	(215,115)
4,200	06/03/21	2.105%	3 Month LIBOR	(2)	175	(100,936)	(101,111)
8,400	09/06/21	2.226%	3 Month LIBOR	(1)	—	256,257	256,257
1,575	10/06/21	2.060%	3 Month LIBOR	(2)	—	(31,344)	(31,344)
6,395	10/14/21	2.405%	3 Month LIBOR	(1)	—	265,041	265,041
9,170	10/31/21	1.957%	3 Month LIBOR	(2)	(11,007)	(122,162)	(111,155)
4,150	09/23/23	2.855%	3 Month LIBOR	(2)	183	(307,097)	(307,280)

					$(9,537)	$642,189	$651,726

A U.S. Government Agency obligation with a market value of $310,827 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at March 31, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$28,309,649	$—
Commercial Mortgage-Backed Securities	—	27,093,141	—
Corporate Bonds	—	37,745,249	—
Municipal Bond	—	250,000	—
Non-Corporate Foreign Agencies	—	1,188,219	—
Sovereigns	—	10,719,908	—
U.S. Government Agency Obligations	—	22,670,512	—
U.S. Treasury Obligation	—	198,156	—
Affiliated Money Market Mutual Fund	12,902,523	—	—
Options Purchased	60,468	—	—
Options Written	(21,156)	—	—
Other Financial Instruments*
Futures Contracts	(652)	—	—
Over-the-counter interest rate swaps	—	7,151,507	—
Exchange-traded interest rate swaps	—	651,726	—

Total	$12,941,183	$135,978,067	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 80.6%

ASSET-BACKED SECURITIES — 18.6%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	300	$300,379
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	400	399,956
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	400	400,627
American Express Credit Account Master Trust, Series 2014-1, Class A	0.545%	(c)	12/15/21	500	498,833
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.455%	(c)	10/10/17	300	300,215
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.600%	(c)	04/09/18	200	200,066
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	500	504,424
BA Credit Card Trust, Series 2015-A1, Class A	0.505%	(c)	06/15/20	200	200,047
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	400	400,148
CarMax Auto Owner Trust, Series 2012-1, Class A3	0.890%		09/15/16	26	25,596
Chase Issuance Trust, Series 2007-C1, Class C1	0.635%	(c)	04/15/19	900	896,559
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	600	602,612
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	200	200,049
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.331%	(c)	12/17/18	1,000	997,365
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3	1.110%		07/23/18	500	501,996
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.375%	(c)	01/16/18	800	800,165
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	251	250,935
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	264	263,555
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	300	302,506
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	300	300,740
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	164	164,061
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.555%	(c)	01/15/18	700	700,225
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.576%	(c)	04/20/18	800	800,257
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.626%	(c)	10/20/19	400	399,804
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	300	300,334
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.475%	(c)	02/15/18	950	949,890
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.545%	(c)	06/15/17	106	105,837
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	200	200,581
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/20/15	1	1,155

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.526%	(c)	07/22/19	400	$399,190

TOTAL ASSET-BACKED SECURITIES (cost $12,239,032)					12,368,107

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.2%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45	20	20,325
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	805	805,891
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	142	142,933
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	900	916,229
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	1,600	1,640,339
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	5.100%	(c)	08/15/38	261	262,160
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	145	156,403
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	1,363	1,372,747
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	200	203,241
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	962	1,009,140
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4	5.227%	(c)	12/15/44	1,077	1,089,074
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	900	913,524
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%	(c)	07/12/38	366	367,024
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%		07/12/38	500	504,994
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.466%	(c)	02/12/39	137	139,503
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	940	987,523
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	620	647,600
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	1,000	1,024,011
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	126	132,634
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.964%	(c)	02/15/51	377	402,627

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,165,180)					12,737,922

CORPORATE BONDS — 20.5%

Automotive — 0.4%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	240	244,154

Banking — 11.9%
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	250	254,448

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Bank of America Corp., Sr. Unsec’d. Notes(h)	5.700%	01/24/22	325	$380,003
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.500%	04/01/15	205	205,000
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%	10/29/15	2,515	2,531,398
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	6.750%	05/22/19	165	195,598
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%	01/14/22	300	331,230
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%	05/22/19	150	186,807
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	740	740,842
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	300	350,207
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%	03/15/20	35	39,716
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	03/30/22	200	215,137
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	275	281,245
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	175	203,286
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%	07/28/21	375	435,025
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%	04/28/15	245	245,808
PNC Bank NA, Sub. Notes	2.950%	01/30/23	250	250,871
Royal Bank of Canada (Canada), Covered Bonds	2.200%	09/23/19	235	239,300
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	6.125%	01/11/21	60	71,599
Wachovia Corp., Sr. Unsec’d. Notes, MTN(h)	5.750%	02/01/18	675	754,809

				7,912,329

Cable — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	130	130,816

Capital Goods — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	60	66,119

Chemicals — 1.1%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	45	45,122
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	225	271,113
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	350	385,968

				702,203

Electric — 0.2%
Duke Energy Progress, Inc., First Mortgage	5.300%	01/15/19	100	113,132

Energy - Integrated — 0.6%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	350	394,267

Healthcare Insurance — 0.1%
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	70	70,315

Insurance — 1.1%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%	07/16/19	230	233,411
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	60	67,028
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	190	230,193
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	200	200,297

				730,929

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media & Entertainment — 0.1%
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	03/01/21	95	$102,946

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	200	205,997
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	150	175,227

				381,224

Pipelines & Other — 0.6%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	125	155,272
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	250	270,236

				425,508

Retailers — 1.1%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	420	426,484
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	4.125%	02/01/19	305	334,676

				761,160

Technology — 1.4%
Apple, Inc., Sr. Unsec’d. Notes(h)	1.000%	05/03/18	760	755,565
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	180	196,863

				952,428

Telecommunications — 1.0%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	110	116,533
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	02/21/20	515	523,940

				640,473

TOTAL CORPORATE BONDS (cost $13,218,706)				13,628,003

MUNICIPAL BOND — 0.2%

California
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $125,000)	5.450%	04/01/15	125	125,000

NON-CORPORATE FOREIGN AGENCIES — 2.5%
Export Development Canada (Canada), Sr. Unsec’d. Notes	1.500%	10/03/18	1,140	1,152,353
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	402	401,324
Statoil ASA (Norway), Gtd. Notes	5.250%	04/15/19	100	113,696

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,634,686)				1,667,373

SOVEREIGNS — 5.6%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	300	300,459
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%	02/14/17	800	804,050
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%	05/22/15	300	300,102

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGNS (Continued)
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	200	$200,013
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	300	305,428
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	300	300,069
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	300	299,887
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	1,180	1,181,273

TOTAL SOVEREIGNS (cost $3,681,023)					3,691,281

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.2%
Federal Home Loan Mortgage Corp.(k)	2.375%		01/13/22	510	527,389
Federal National Mortgage Assoc	0.875%		05/21/18	155	154,632
Federal National Mortgage Assoc.(h)	1.625%		01/21/20	785	790,422
Federal National Mortgage Assoc	1.875%		02/19/19	20	20,461
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes, PO	1.602%	(s)	05/11/18	100	96,693
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	2.224%	(s)	09/26/19	705	655,713
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	95	81,729
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	4.449%	(s)	03/15/20	1,000	915,241
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	450	565,044
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	1.566%	(s)	07/15/20	1,865	1,700,112
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	1,190	1,245,782

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,523,378)					6,753,218

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Bonds	2.500%		02/15/45	290	287,326
U.S. Treasury Bonds	2.875%		05/15/43	10	10,655
U.S. Treasury Bonds	3.000%		11/15/44	225	246,533
U.S. Treasury Notes	0.875%		10/15/17	10	10,034
U.S. Treasury Notes	1.375%		03/31/20	155	155,024
U.S. Treasury Notes	1.500%		05/31/19-10/31/19	523	527,387
U.S. Treasury Notes	1.625%		04/30/19	330	335,465
U.S. Treasury Notes(h)	1.875%		11/30/21	580	587,114
U.S. Treasury Notes	2.000%		02/15/25	45	45,285
U.S. Treasury Notes	2.250%		03/31/21	100	103,812
U.S. Treasury Strips Coupon	2.363%	(s)	08/15/30	85	58,534
U.S. Treasury Strips Coupon	2.783%	(s)	02/15/25	150	122,313

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,443,560)					2,489,482

TOTAL LONG-TERM INVESTMENTS (cost $53,030,565)					53,460,386

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 1.1%

AFFILIATED MONEY MARKET MUTUAL FUND — 1.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $741,181)(w)	741,181	$741,181

	Notional Amount (000)#

OPTIONS PURCHASED*(j)

Call Options
2 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $109.63	3,400	3,719
expiring 04/24/15, Strike Price $110.13	3,400	266
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $127.00	1,100	22,344
expiring 04/24/15, Strike Price $133.00	1,100	344

TOTAL OPTIONS PURCHASED (cost $16,413)		26,673

TOTAL SHORT-TERM INVESTMENTS (cost $757,594)		767,854

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 81.7% (cost $53,788,159)		54,228,240

OPTIONS WRITTEN*(j)

Call Options
2 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $109.88	6,800	(2,125)
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $130.00	2,200	(7,219)

TOTAL OPTIONS WRITTEN (premiums received $8,525)		(9,344)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 81.7% (cost $53,779,634)		54,218,896
Other assets in excess of liabilities(x) — 18.3%		12,106,829

NET ASSETS — 100.0%		$66,325,725

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Position:
92	10 Year U.S. Treasury Notes	Jun. 2015	$11,698,024	$11,859,375	$161,351

Short Positions:
71	2 Year U.S. Treasury Notes	Jun. 2015	15,546,799	15,560,094	(13,295)
58	5 Year U.S. Treasury Notes	Jun. 2015	6,950,786	6,972,234	(21,448)
6	U.S. Long Bonds	Jun. 2015	973,318	983,250	(9,932)
1	U.S. Ultra Bonds	Jun. 2015	172,592	169,875	2,717

					(41,958)

					$119,393

(1) A U.S. Government Agency obligation with a market value of $227,501 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2015.

(2) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
2,000	08/08/15	0.528%	3 Month LIBOR(2)	$(2,326)	$ —	$(2,326)	Credit Suisse First Boston Corp.
1,550	08/20/15	0.615%	3 Month LIBOR(2)	(2,410)	—	(2,410)	Bank of Nova Scotia
465	03/22/16	0.535%	3 Month LIBOR(2)	(437)	—	(437)	Citigroup Global Markets
460	08/04/16	1.528%	3 Month LIBOR(2)	(6,755)	—	(6,755)	Citigroup Global Markets
250	12/30/16	1.328%	3 Month LIBOR(1)	3,499	—	3,499	Citigroup Global Markets
2,750	01/03/17	1.273%	3 Month LIBOR(1)	33,229	—	33,229	Citigroup Global Markets
390	01/03/17	1.311%	3 Month LIBOR(2)	(5,013)	—	(5,013)	Citigroup Global Markets
2,100	12/11/17	0.738%	3 Month LIBOR(2)	12,043	—	12,043	Barclays Capital Group
3,500	01/15/18	0.915%	3 Month LIBOR(2)	8,983	—	8,983	Barclays Capital Group
2,000	03/06/18	0.903%	3 Month LIBOR(2)	10,189	—	10,189	Barclays Capital Group
700	03/13/18	1.044%	3 Month LIBOR(2)	850	—	850	Barclays Capital Group
2,200	03/27/18	1.003%	3 Month LIBOR(2)	6,648	—	6,648	Barclays Capital Group
402	05/17/18	0.989%	3 Month LIBOR(2)	597	—	597	Credit Suisse First Boston Corp.
1,500	08/22/18	1.665%	3 Month LIBOR(2)	(24,819)	—	(24,819)	JPMorgan Chase
600	09/01/18	1.820%	3 Month LIBOR(2)	(12,874)	—	(12,874)	Citigroup Global Markets
460	11/08/18	1.738%	3 Month LIBOR(2)	(10,697)	—	(10,697)	Citigroup Global Markets
1,070	01/12/19	1.699%	3 Month LIBOR(2)	(18,993)	—	(18,993)	Citigroup Global Markets
3,075	07/23/19	1.220%	3 Month LIBOR(2)	19,341	—	19,341	Bank of Nova Scotia
2,250	10/03/19	1.199%	3 Month LIBOR(1)	(12,836)	—	(12,836)	Citigroup Global Markets
957	11/15/19	4.546%	3 Month LIBOR(2)	(486,415)	—	(486,415)	Deutsche Bank AG
79,000	12/31/19	1.891%	3 Month LIBOR(1)	6,084,515	—	6,084,515	Bank of America
10,965	12/31/19	3.538%	3 Month LIBOR(1)	2,935,035	—	2,935,035	JPMorgan Chase
10,600	12/31/19	4.137%	3 Month LIBOR(1)	4,696,510	—	4,696,510	JPMorgan Chase
670	12/31/19	2.005%	3 Month LIBOR(2)	(57,266)	—	(57,266)	Bank of America
1,700	02/22/20	1.550%	3 Month LIBOR(2)	(4,746)	—	(4,746)	Citigroup Global Markets
1,900	04/16/20	1.359%	3 Month LIBOR(2)	6,179	—	6,179	JPMorgan Chase
900	04/18/20	1.346%	3 Month LIBOR(2)	3,682	—	3,682	JPMorgan Chase
957	05/15/20	4.246%	3 Month LIBOR(2)	(453,344)	—	(453,344)	Deutsche Bank AG
892	05/15/21	4.419%	3 Month LIBOR(2)	(477,398)	—	(477,398)	Deutsche Bank AG
889	05/15/21	4.446%	3 Month LIBOR(2)	(480,452)	—	(480,452)	Deutsche Bank AG
450	08/11/21	2.570%	3 Month LIBOR(1)	24,679	—	24,679	Hong Kong & Shanghai Bank
7,375	08/15/21	2.395%	3 Month LIBOR(1)	323,486	—	323,486	JPMorgan Chase
850	08/24/21	2.253%	3 Month LIBOR(1)	29,065	—	29,065	Bank of America
360	08/24/21	2.255%	3 Month LIBOR(1)	12,366	—	12,366	Citigroup Global Markets
310	09/09/21	2.205%	3 Month LIBOR(2)	(9,412)	—	(9,412)	Barclays Capital Group
105	09/27/21	1.933%	3 Month LIBOR(1)	1,290	—	1,290	Citigroup Global Markets
140	10/04/21	2.108%	3 Month LIBOR(1)	4,569	—	4,569	Citigroup Global Markets

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.)
360	10/06/21	2.038%	3 Month LIBOR(2)	$(10,012)	$—	$(10,012)	Citigroup Global Markets
830	10/19/21	2.358%	3 Month LIBOR(2)	(40,274)	—	(40,274)	Barclays Capital Group
290	11/01/21	2.483%	3 Month LIBOR(2)	(16,265)	—	(16,265)	Barclays Capital Group
150	11/30/21	2.229%	3 Month LIBOR(1)	5,583	—	5,583	JPMorgan Chase
915	12/05/21	2.271%	3 Month LIBOR(2)	(36,311)	—	(36,311)	Barclays Capital Group
330	12/06/21	2.238%	3 Month LIBOR(2)	(12,341)	—	(12,341)	Barclays Capital Group
13,500	01/13/22	1.690%	3 Month LIBOR(2)	31,314	—	31,314	Bank of Nova Scotia
4,600	01/13/22	1.605%	3 Month LIBOR(1)	(36,902)	—	(36,902)	Bank of Nova Scotia
325	02/02/22	1.914%	3 Month LIBOR(2)	(3,693)	—	(3,693)	Citigroup Global Markets
800	03/28/22	2.350%	3 Month LIBOR(1)	29,979	—	29,979	Barclays Capital Group
750	08/29/22	1.777%	3 Month LIBOR(2)	2,044	—	2,044	Citigroup Global Markets
750	09/25/22	1.785%	3 Month LIBOR(1)	(2,891)	—	(2,891)	Barclays Capital Group
700	10/12/22	1.741%	3 Month LIBOR(1)	60	—	60	Barclays Capital Group
1,100	03/21/23	2.038%	3 Month LIBOR(2)	(13,382)	—	(13,382)	Barclays Capital Group
1,200	05/08/23	1.815%	3 Month LIBOR(2)	(848)	—	(848)	Barclays Capital Group
1,135	09/30/26	2.628%	3 Month LIBOR(1)	62,101	—	62,101	Citigroup Global Markets
730	03/30/25	2.015%	3 Month LIBOR(2)	(2,813)	—	(2,813)	Barclays Capital Group

				$12,105,911	$—	$12,105,911

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
10,000	10/16/17	1.233%	3 Month LIBOR(1)	$175	$64,259	$64,084
2,490	08/02/18	1.614%	3 Month LIBOR(2)	—	(34,048)	(34,048)
2,600	08/06/18	1.693%	3 Month LIBOR(1)	—	42,164	42,164
1,950	09/18/18	1.724%	3 Month LIBOR(2)	159	(32,890)	(33,049)
845	10/03/18	1.745%	3 Month LIBOR(1)	—	14,748	14,748
17,750	06/03/19	1.614%	3 Month LIBOR(2)	230	(166,686)	(166,916)
6,200	10/16/19	1.834%	3 Month LIBOR(2)	178	(104,217)	(104,395)
13,905	12/31/19	3.018%	6 Month LIBOR(2)	—	(2,700,203)	(2,700,203)
3,300	06/17/20	1.836%	3 Month LIBOR(1)	—	44,851	44,851
7,700	07/02/20	2.143%	3 Month LIBOR(2)	—	(223,481)	(223,481)
3,200	07/10/20	2.401%	3 Month LIBOR(1)	—	135,001	135,001
2,350	08/20/20	2.368%	3 Month LIBOR(1)	164	94,949	94,785
2,500	08/21/20	2.440%	3 Month LIBOR(1)	129	110,428	110,299
5,450	08/22/20	2.410%	3 Month LIBOR(1)	(183)	232,176	232,359
7,865	09/15/20	1.583%	3 Month LIBOR(2)	—	9,412	9,412
460	10/01/20	2.523%	3 Month LIBOR(2)	—	(22,339)	(22,339)
3,850	10/22/20	2.113%	3 Month LIBOR(2)	173	(102,151)	(102,324)
5,500	10/25/20	2.054%	3 Month LIBOR(2)	183	(128,413)	(128,596)
4,140	10/31/21	1.957%	3 Month LIBOR(2)	(4,805)	(55,153)	(50,348)
8,250	09/23/23	2.855%	3 Month LIBOR(2)	216	(610,494)	(610,710)
1,650	12/17/23	2.932%	3 Month LIBOR(1)	163	133,107	132,944

				$(3,218)	$(3,298,980)	$(3,295,762)

A U.S. Government Agency obligation and a U.S. Treasury obligation with a combined market value of $1,195,328 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at March 31, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$12,368,107	$—
Commercial Mortgage-Backed Securities	—	12,737,922	—
Corporate Bonds	—	13,628,003	—
Municipal Bond	—	125,000	—
Non-Corporate Foreign Agencies	—	1,667,373	—
Sovereigns	—	3,691,281	—
U.S. Government Agency Obligations	—	6,753,218	—
U.S. Treasury Obligations	—	2,489,482	—
Affiliated Money Market Mutual Fund	741,181	—	—
Options Purchased	26,673	—	—
Options Written	(9,344)	—	—
Other Financial Instruments*
Futures Contracts	119,393	—	—
Over-the-counter interest rate swaps	—	12,105,911	—
Exchange-traded interest rate swaps	—	(3,295,762)	—

Total	$877,903	$62,270,535	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts recorded at fair value.

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.9%

ASSET-BACKED SECURITIES — 20.2%

Non-Residential Mortgage-Backed Securities — 20.2%
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	1,000	$999,890
Ally Auto Receivables Trust 2014-3, Series 3, Class A2	0.810%		09/15/17	800	801,011
Ally Master Owner Trust, Series 2014-4, Class A1	0.575%	(c)	06/17/19	700	699,175
Ally Master Owner Trust, Series 2014-5, Class A1	0.665%	(c)	10/15/19	600	600,461
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	500	500,784
American Express Credit Account Master Trust, Series 2013-1, Class A	0.595%	(c)	02/16/21	1,800	1,804,172
American Express Credit Account Master Trust, Series 2014-1, Class A	0.545%	(c)	12/15/21	1,000	997,666
AmeriCredit Automobile Receivables, Series 2015-1, Class A2B	0.600%	(c)	04/09/18	700	700,232
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	0.740%		11/08/16	43	43,196
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.460%	(c)	10/10/17	375	375,269
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	800	808,764
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	900	900,334
Chase Issuance Trust, Series 2007-C1, Class C1	0.635%	(c)	04/15/19	1,200	1,195,412
Chase Issuance Trust, Series 2012-A5, Class A5	0.590%		08/15/17	500	500,246
Chase Issuance Trust, Series 2014-A1, Class A	1.150%		01/15/19	1,400	1,406,096
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	400	400,099
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.331%	(c)	12/17/18	600	598,419
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	500	553,966
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.605%	(c)	07/15/21	700	701,600
Discover Card Execution Note Trust, Series 2014-A4, Class A4(a)	2.120%		12/15/21	800	813,326
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	313	313,669
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	1,054	1,054,218
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	200	201,671
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570%		10/15/17	505	505,340
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	400	407,415
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	509,344
Ford Credit Floorplan Master Owner Trust A, Series 2014-4, Class A2	0.525%	(c)	08/15/19	1,000	996,471
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.576%	(c)	04/20/18	1,305	1,305,419
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.626%	(c)	10/20/19	1,000	999,511

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	0.730%		01/25/16	60	$60,294
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	311	310,527
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	700	700,780
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.435%	(c)	08/16/21	400	398,279
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, 144A	0.690%		05/09/16	132	131,715
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.475%	(c)	02/15/18	200	199,977
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	0.575%	(c)	01/15/20	800	800,757
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.545%	(c)	06/15/17	247	246,954
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	500	501,454
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/21/15	1	1,444
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.526%	(c)	07/22/19	800	798,381
World Omni Auto Receivables Trust, Series 2013-A3, Class A3	0.640%		04/16/18	841	840,820

TOTAL ASSET-BACKED SECURITIES (cost $26,639,417)					26,684,558

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	1,381	1,381,526
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A5B	4.997%	(c)	07/10/45	750	754,894
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	1,200	1,215,028
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	2.122%		03/10/46	700	712,622
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	3,151	3,174,478
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277%	(c)	04/10/37	810	822,212
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.929%	(c)	06/10/46	701	728,850
Commercial Mortgage Trust, Series 2012-CCRE1, Class A2	2.350%		05/15/45	993	1,013,142
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,100	2,152,945
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	5.100%	(c)	08/15/38	523	524,319
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	90	95,964
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A7A	4.974%	(c)	07/10/45	800	801,024
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	700	730,178
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2013-C13, Class A2	2.665%		01/15/46	1,600	1,654,786

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class AM	4.948%	(c)	09/12/37	990	$999,210
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4	4.738%		07/15/42	60	60,301
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	170	182,271
JPMorgan Chase Commercial Mortgage Series Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	400	404,612
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%	(c)	07/12/38	1,811	1,816,767
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4	4.747%	(c)	06/12/43	173	173,211
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	940	987,522
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	1,000	1,005,351
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	2,400	2,420,784
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	300	307,203
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.271%	(c)	12/15/44	177	179,363
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	194	204,052
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	2.684%		11/15/44	190	194,189
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	200	202,031
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	1,200	1,249,867

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $26,623,277)					26,148,702

CORPORATE BONDS — 22.8%

Automotive — 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	200	249,901

Banking — 12.9%
American Express Co., Sr. Unsec’d. Notes	1.550%		05/22/18	410	409,950
American Express Credit Corp., Sr. Unsec’d. Notes	2.125%		07/27/18	475	484,253
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	510	519,074
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		07/01/20	650	749,369
Bank of New York Mellon Corp (The), Sr. Unsec’d. Notes	1.969%		06/20/17	675	687,633
Bank of New York Mellon Corp (The), Sr. Unsec’d. Notes, MTN	3.650%		02/04/24	215	230,050
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	2,795	2,813,223
Bank of Nova Scotia (Canada), Covered Bonds, 144A	2.150%		08/03/16	2,540	2,591,224
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	350	386,435
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	400	498,152
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	320	362,685
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	300	300,341
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	300	337,272

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%	03/15/20	980	$1,112,061
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.400%	07/22/20	550	604,030
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	250	276,335
JPMorgan Chase & Co., Sub. Notes	3.375%	05/01/23	80	80,538
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes(h)	2.300%	01/30/19	1,425	1,447,206
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	125	145,917
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.125%	04/25/18	220	222,416
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%	01/26/20	550	625,071
PNC Bank NA, Sr. Unsec’d. Notes	2.200%	01/28/19	575	582,385
PNC Bank NA, Sub. Notes	3.800%	07/25/23	250	265,232
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%	11/09/22	240	242,203
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%	12/11/17	25	27,776
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%	01/22/21	915	946,395
Wells Fargo & Co., Sub. Notes, MTN	3.450%	02/13/23	95	97,204

				17,044,430

Cable — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	110	110,690

Capital Goods — 0.5%
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%	04/01/19	600	682,260
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	25	27,549

				709,809

Chemicals — 0.9%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	865	948,876
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%	07/15/23	190	201,261

				1,150,137

Electric — 0.2%
Duke Energy Corp, Sr. Unsec’d. Notes	2.100%	06/15/18	250	254,783

Energy - Integrated — 0.2%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	240	270,354

Energy - Other — 1.1%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	665	671,860
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	760	771,958

				1,443,818

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	5.000%	04/15/20	185	211,031
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	85	85,921

				296,952

Healthcare & Pharmaceutical — 1.2%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	170	184,097
Baxter International, Inc., Sr. Unsec’d. Notes	1.850%	06/15/18	125	125,836
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	250	279,430
Merck & Co., Inc., Sr. Unsec’d. Notes	1.300%	05/18/18	475	475,522

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Mylan Inc., Gtd. Notes	1.800%	06/24/16	60	$60,483
Pfizer, Inc., Sr. Unsec’d. Notes	1.500%	06/15/18	400	403,572

				1,528,940

Healthcare Insurance — 1.6%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	365	365,504
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.875%	10/15/20	1,250	1,367,780
WellPoint, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	425	431,197

				2,164,481

Insurance — 1.7%
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	570	690,450
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	260	290,456
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%	04/15/22	350	398,832
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	65	69,234
Lincoln National Corp., Sr. Unsec’d. Notes	4.300%	06/15/15	25	25,165
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	400	448,287
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	185	209,141
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	160	163,670

				2,295,235

Pipelines & Other — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	25	24,404
Kinder Morgan Energy Partners LP, Gtd. Notes	2.650%	02/01/19	140	140,216
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	50	54,047

				218,667

Railroads — 0.9%
CSX Corp., Sr. Unsec’d. Notes	7.375%	02/01/19	1,000	1,201,150

Technology — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	430	427,491

Telecommunications — 0.6%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	25	26,485
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	02/21/20	735	747,760

				774,245

TOTAL CORPORATE BONDS (cost $29,450,765)				30,141,083

NON-CORPORATE FOREIGN AGENCIES — 2.7%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	670	695,237
Export Development Canada (Canada), Sr. Unsec’d. Notes	1.500%	10/03/18	1,690	1,708,313
Royal Bank of Canada (Canada), Covered Notes	2.200%	09/23/19	1,203	1,225,014

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $3,566,475)				3,628,564

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGNS — 2.9%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	600	$600,918
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%		02/14/17	800	804,050
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 1, 144A	0.625%		05/22/15	100	100,034
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 2, MTN, 144A	0.375%		04/25/16	200	200,013
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 3, RegS	0.625%		05/22/15	100	100,053
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	700	712,666
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	850	850,196
Netherlands Government Bond (Netherlands), Bonds, 144A	0.250%		09/12/15	430	429,838

TOTAL SOVEREIGNS (cost $3,786,255)					3,797,768

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.4%
Federal Home Loan Banks	1.000%		06/21/17	3,000	3,019,476
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	60	62,046
Federal National Mortgage Assoc.	0.875%		05/21/18	1,005	1,002,612
Federal National Mortgage Assoc.(a)(h)	1.625%		01/21/20	3,935	3,962,179
Federal National Mortgage Assoc.(h)(k)	5.375%		06/12/17	740	814,429
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes	1.601%	(s)	05/11/18	500	483,466
Financing Corp., Strips Principal, Series 3-P, Unsec’d. Notes	1.381%	(s)	11/30/17	20	19,361
Financing Corp., Strips Principal, Series 4-P, Sec’d Notes, PO	1.389%	(s)	10/06/17	1,640	1,602,339
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	1.721%	(s)	09/26/19	4,400	4,092,396
Israel Government USAID Bond, Gtd. Notes	5.500%		09/18/23	2,146	2,668,897
Israel Government USAID Bond, U.S. Gov’t., Series 11-Z, Gtd. Notes	4.505%	(s)	05/15/19	90	84,114
Residual Funding Corp. Strips Principal, Bonds	2.559%	(s)	01/15/21	9,965	8,946,637
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	1,545	1,617,423

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $27,691,078)					28,375,375

U.S. TREASURY OBLIGATIONS — 7.1%
U.S. Treasury Bonds	2.500%		02/15/45	190	188,248
U.S. Treasury Bonds	3.000%		11/15/44	25	27,393
U.S. Treasury Notes	2.000%		02/15/25	120	120,759
U.S. Treasury Strips Coupon	2.400%	(s)	08/15/21	10,055	9,002,922
U.S. Treasury Strips Coupon	2.783%	(s)	02/15/25	35	28,539

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,998,886)					9,367,861

TOTAL LONG-TERM INVESTMENTS (cost $126,756,153)					128,143,911

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 4.6%

AFFILIATED MONEY MARKET MUTUAL FUND — 4.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $6,052,952; includes $5,381,539 of cash collateral for securities on loan)(b)(w)	6,052,952	$6,052,952

	Notional Amount (000)#

OPTIONS PURCHASED*(j)

Call Options
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $127.00	2,300	46,719
expiring 04/24/15, Strike Price $133.00	2,300	719
2 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $109.63	6,800	7,438
expiring 04/24/15, Strike Price $110.13	6,800	531

		55,407

TOTAL OPTIONS PURCHASED (cost $34,094)		55,407

TOTAL SHORT-TERM INVESTMENTS (cost $6,087,046)		6,108,359

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 101.5% (cost $132,843,199)		134,252,270

OPTIONS WRITTEN*(j)

Call Options
10 Year U.S. Treasury Notes Futures, expiring 04/24/15, Strike Price $130.00	4,600	(15,094)
2 Year U.S. Treasury Notes Futures, expiring 04/24/15, Strike Price $109.87	13,600	(4,250)

		(19,344)

TOTAL OPTIONS WRITTEN (premiums received $17,734)		(19,344)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 101.5% (cost $132,825,465)		134,232,926
Liabilities in excess of other assets(x) — (1.5)%		(1,982,211)

NET ASSETS — 100.0%		$132,250,715

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,283,254; cash collateral of $5,381,539 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Position:
30	5 Year U.S. Treasury Notes	Jun. 2015	$3,581,420	$3,606,328	$24,908

Short Positions:
168	2 Year U.S. Treasury Notes	Jun. 2015	36,787,278	36,818,250	(30,972)
5	10 Year U.S. Treasury Notes	Jun. 2015	643,383	644,531	(1,148)
12	U.S. Long Bonds	Jun. 2015	1,949,037	1,966,500	(17,463)
6	U.S. Ultra Bonds	Jun. 2015	1,033,710	1,019,250	14,460

					(35,123)

					$(10,215)

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

(2) A U.S. Government Agency Obligation with a market value of $352,186 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2015.

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
335	03/22/16	0.535%	3 Month LIBOR(2)	$(314)	$ —	$(314)	Citigroup Global Markets
980	12/08/16	1.315%	3 Month LIBOR(1)	14,021	—	14,021	Barclays Capital Group
75	02/21/17	1.179%	3 Month LIBOR(2)	(645)	—	(645)	JPMorgan Chase
50	10/03/17	0.778%	3 Month LIBOR(2)	82	—	82	Citigroup Global Markets
3,120	02/08/18	0.956%	3 Month LIBOR(2)	7,577	—	7,577	Citigroup Global Markets
100	05/17/18	0.989%	3 Month LIBOR(2)	148	—	148	Credit Suisse First Boston Corp.
2,050	01/17/19	1.620%	3 Month LIBOR(1)	29,550	—	29,550	Citigroup Global Markets
100	10/30/19	1.311%	3 Month LIBOR(2)	165	—	165	Barclays Capital Group
1,800	02/28/20	1.403%	3 Month LIBOR(1)	(8,443)	—	(8,443)	Barclays Capital Group
900	03/11/20	1.453%	3 Month LIBOR(1)	(2,552)	—	(2,552)	Barclays Capital Group
1,300	03/15/20	1.544%	3 Month LIBOR(1)	1,815	—	1,815	Citigroup Global Markets
900	03/18/20	1.560%	3 Month LIBOR(1)	1,827	—	1,827	Barclays Capital Group
600	03/19/20	1.548%	3 Month LIBOR(1)	838	—	838	Barclays Capital Group
3,500	03/20/20	1.471%	3 Month LIBOR(1)	(8,395)	—	(8,395)	Barclays Capital Group
5,700	03/21/20	1.460%	3 Month LIBOR(1)	(17,123)	—	(17,123)	Barclays Capital Group
2,600	03/28/20	1.493%	3 Month LIBOR(1)	(4,619)	—	(4,619)	Barclays Capital Group
600	04/02/20	1.460%	3 Month LIBOR(1)	1,795	—	1,795	Barclays Capital Group
1,250	04/08/20	1.365%	3 Month LIBOR(1)	(3,049)	—	(3,049)	Bank of Nova Scotia
1,300	04/15/20	1.388%	3 Month LIBOR(1)	(2,146)	—	(2,146)	Barclays Capital Group
3,255	04/17/20	1.330%	3 Month LIBOR(1)	(15,734)	—	(15,734)	Bank of Nova Scotia
1,100	04/22/20	1.327%	3 Month LIBOR(1)	(5,837)	—	(5,837)	Barclays Capital Group
3,700	04/25/20	1.322%	3 Month LIBOR(1)	(19,852)	—	(19,852)	Bank of Nova Scotia
1,500	04/29/20	1.333%	3 Month LIBOR(1)	(8,050)	—	(8,050)	Barclays Capital Group
2,500	05/07/20	1.268%	3 Month LIBOR(1)	(23,313)	—	(23,313)	Barclays Capital Group
4,100	05/09/20	1.398%	3 Month LIBOR(1)	(10,411)	—	(10,411)	Bank of Nova Scotia
1,700	05/10/20	1.403%	3 Month LIBOR(1)	(3,855)	—	(3,855)	Barclays Capital Group
4,300	05/23/20	1.521%	3 Month LIBOR(1)	14,142	—	14,142	Bank of Nova Scotia
1,300	05/24/20	1.474%	3 Month LIBOR(1)	944	—	944	Bank of Nova Scotia
3,600	06/06/20	1.760%	3 Month LIBOR(1)	55,025	—	55,025	JPMorgan Chase
3,200	06/10/20	1.714%	3 Month LIBOR(1)	40,396	—	40,396	Bank of Nova Scotia
9,000	12/31/20	0.000%	3 Month LIBOR(1)	420,077	—	420,077	Citigroup Global Markets
6,500	12/31/20	0.000%	3 Month LIBOR(1)	164,114	—	164,114	Barclays Capital Group
5,900	12/31/20	2.744%	3 Month LIBOR(1)	1,136,254	—	1,136,254	Bank of America
4,900	12/31/20	0.000%	3 Month LIBOR(1)	366,509	—	366,509	Citigroup Global Markets

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.)
4,200	12/31/20	0.000%	3 Month LIBOR(1)	$202,656	$—	$202,656	Barclays Capital Group
2,850	12/31/20	0.000%	3 Month LIBOR(1)	130,246	—	130,246	Barclays Capital Group
2,750	12/31/20	0.000%	3 Month LIBOR(1)	100,674	—	100,674	Barclays Capital Group
2,640	12/31/20	2.037%	3 Month LIBOR(1)	219,859	—	219,859	Citigroup Global Markets
2,400	12/31/20	0.000%	3 Month LIBOR(1)	93,582	—	93,582	Citigroup Global Markets
2,400	12/31/20	0.000%	3 Month LIBOR(1)	93,034	—	93,034	Barclays Capital Group
900	12/31/20	0.000%	3 Month LIBOR(1)	32,145	—	32,145	Barclays Capital Group
900	12/31/20	0.000%	3 Month LIBOR(1)	30,291	—	30,291	Barclays Capital Group
1,850	08/11/21	2.570%	3 Month LIBOR(1)	101,459	—	101,459	Hong Kong & Shanghai Bank
3,120	01/13/22	1.846%	3 Month LIBOR(2)	(25,392)	—	(25,392)	Citigroup Global Markets
135	02/07/22	1.923%	3 Month LIBOR(2)	(1,572)	—	(1,572)	Barclays Capital Group
50	09/25/22	1.785%	3 Month LIBOR(1)	(193)	—	(193)	Barclays Capital Group
190	10/17/22	1.740%	3 Month LIBOR(2)	55	—	55	Barclays Capital Group
300	01/31/23	2.020%	3 Month LIBOR(1)	4,161	—	4,161	Barclays Capital Group
400	03/08/23	2.020%	3 Month LIBOR(1)	4,639	—	4,639	Barclays Capital Group
400	03/13/23	2.126%	3 Month LIBOR(1)	7,728	—	7,728	Barclays Capital Group
1,100	03/14/23	2.120%	3 Month LIBOR(1)	20,701	—	20,701	Barclays Capital Group
1,100	03/22/23	2.051%	3 Month LIBOR(1)	14,447	—	14,447	Barclays Capital Group
700	03/25/23	2.051%	3 Month LIBOR(1)	9,002	—	9,002	Barclays Capital Group
1,450	04/04/23	2.018%	3 Month LIBOR(1)	27,824	—	27,824	Barclays Capital Group
540	04/05/23	1.971%	3 Month LIBOR(1)	8,311	—	8,311	Barclays Capital Group
2,100	04/18/23	1.890%	3 Month LIBOR(1)	16,847	—	16,847	JPMorgan Chase
800	05/08/23	1.815%	3 Month LIBOR(2)	(565)	—	(565)	Barclays Capital Group
900	05/28/23	2.158%	3 Month LIBOR(1)	24,302	—	24,302	Bank of Nova Scotia
350	05/30/23	2.205%	3 Month LIBOR(1)	10,750	—	10,750	Barclays Capital Group
1,450	03/30/25	2.015%	3 Month LIBOR(2)	(5,587)	—	(5,587)	Barclays Capital Group

				$3,240,345	$—	$3,240,345

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
2,540	06/28/16	0.847%	3 Month LIBOR(2)	$—	$(9,687)	$(9,687)
13,900	10/16/17	1.233%	3 Month LIBOR(1)	185	89,320	89,135
1,556	06/10/18	1.205%	3 Month LIBOR(2)	—	(2,169)	(2,169)
3,167	08/02/18	1.614%	3 Month LIBOR(2)	—	(43,305)	(43,305)
200	08/16/18	1.641%	3 Month LIBOR(2)	151	(2,888)	(3,039)
1,700	09/16/18	1.861%	3 Month LIBOR(2)	158	(36,659)	(36,817)
5,350	09/19/18	1.781%	3 Month LIBOR(2)	174	(100,669)	(100,843)
9,150	09/23/18	1.613%	3 Month LIBOR(2)	191	(119,113)	(119,304)
16,450	10/22/18	1.481%	3 Month LIBOR(2)	224	(132,229)	(132,453)
8,850	10/25/18	1.434%	3 Month LIBOR(2)	190	(56,039)	(56,229)
51,550	06/03/19	1.614%	3 Month LIBOR(2)	382	(484,093)	(484,475)
8,600	10/16/19	1.834%	3 Month LIBOR(2)	189	(144,559)	(144,748)
4,900	06/17/20	1.836%	3 Month LIBOR(1)	—	66,597	66,597
2,500	06/20/20	1.818%	3 Month LIBOR(1)	—	31,520	31,520
4,850	07/10/20	2.401%	3 Month LIBOR(1)	—	204,611	204,611
2,400	07/29/20	2.205%	3 Month LIBOR(1)	—	76,954	76,954
8,150	08/06/20	2.341%	3 Month LIBOR(1)	—	317,989	317,989
4,150	08/20/20	2.368%	3 Month LIBOR(1)	175	167,676	167,501
7,550	08/21/20	2.440%	3 Month LIBOR(1)	162	333,494	333,332
10,300	08/22/20	2.410%	3 Month LIBOR(1)	212	438,792	438,580
2,800	09/15/20	1.583%	3 Month LIBOR(2)	—	3,351	3,351
2,250	12/10/20	2.275%	3 Month LIBOR(1)	163	78,869	78,706
7,700	02/06/21	2.193%	3 Month LIBOR(1)	196	230,945	230,749
3,050	08/12/21	2.323%	3 Month LIBOR(1)	—	111,620	111,620
8,760	10/31/21	1.957%	3 month LIBOR(2)	(10,501)	(116,701)	(106,200)

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
550	05/29/23	2.150%	3 Month LIBOR(1)	$—	$10,556	$10,556
4,500	06/02/24	2.533%	3 Month LIBOR(2)	186	(213,523)	(213,709)

				$(7,563)	$700,660	$708,223

U.S. Government Agency obligation securities with a combined market value of $719,356 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded swap contracts at March 31, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$26,684,558	$—
Commercial Mortgage-Backed Securities	—	26,148,702	—
Corporate Bonds	—	30,141,083	—
Non-Corporate Foreign Agencies	—	3,628,564	—
Sovereigns	—	3,797,768	—
U.S. Government Agency Obligations	—	28,375,375	—
U.S. Treasury Obligations	—	9,367,861	—
Affiliated Money Market Mutual Fund	6,052,952	—	—
Options Purchased	55,407	—	—
Options Written	(19,344)	—	—
Other Financial Instruments*
Futures Contracts	(10,215)	—	—
Over-the-counter interest rate swaps	—	3,240,345	—
Exchange-traded interest rate swaps	—	708,223	—

Total	$6,078,800	$132,092,479	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.1%

ASSET-BACKED SECURITIES — 21.7%

Non-Residential Mortgage-Backed Securities — 21.7%
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	1,100	$1,100,820
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	1,400	1,399,846
Ally Master Owner Trust, Series 2014-4, Class A1	0.575%	(c)	06/17/19	800	799,057
Ally Master Owner Trust, Series 2014-5, Class A1	0.665%	(c)	10/15/19	800	800,614
American Express Credit Account Master Trust, Series 2012-5, Class B	0.770%		05/15/18	1,100	1,100,728
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	500	500,784
American Express Credit Account Master Trust, Series 2013-1, Class A	0.595%	(c)	02/16/21	1,000	1,002,318
American Express Credit Account Master Trust, Series 2014-1, Class A	0.545%	(c)	12/15/21	800	798,133
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	800	802,250
AmeriCredit Automobile Receivables, Series 2015-1, Class A2B	0.600%	(c)	04/09/18	900	900,299
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.460%	(c)	10/10/17	601	600,430
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A2B	0.580%	(c)	04/09/18	500	500,126
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	700	699,926
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	900	909,860
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	1,000	1,007,403
BA Credit Card Trust, Series 2015-A1, Class A	0.505%	(c)	06/15/20	1,100	1,100,261
Bank of America Auto Trust, Series 2012-1, Class B	1.590%		02/15/17	852	857,032
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	1,400	1,400,519
Chase Issuance Trust, Series 2007-C1, Class C1	0.635%	(c)	04/15/19	1,600	1,593,883
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	700	700,173
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A2, 144A	0.690%		09/15/17	1,000	1,000,297
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.331%	(c)	12/17/18	1,100	1,097,102
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	1,540	1,706,215
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.605%	(c)	07/15/21	1,100	1,102,514
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	900	914,992
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	689	690,071
Fifth Third Auto, Series 2014-3, Class A2A	0.570%		05/15/17	1,500	1,499,478
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	910	917,603
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	361	361,890

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	510	$510,027
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	300	305,561
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	700	713,082
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.555%	(c)	01/15/18	1,200	1,200,385
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.576%	(c)	04/20/18	1,600	1,600,514
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.626%	(c)	10/20/19	1,600	1,599,218
GE Equipment Small Ticket LLC, Series 2013-1A, Class A3, 144A	1.020%		02/24/17	1,000	1,002,247
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	1,100	1,101,225
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.435%	(c)	08/16/21	600	597,418
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.425%	(c)	04/17/17	1,300	1,300,079
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.475%	(c)	02/15/18	1,825	1,824,788
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	0.575%	(c)	01/15/20	1,300	1,301,230
Porsche Innovative Lease Owner Trust, Series 2014-1, Class A2, 144A	0.650%		01/20/17	1,055	1,055,208
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.545%	(c)	06/15/17	106	105,837
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	800	802,326
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.526%	(c)	07/22/19	1,100	1,097,774
World Omni Auto Receivables Trust, Series 2014-B, Class A2B	0.405%	(c)	01/16/18	1,500	1,499,692
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A2B	0.385%	(c)	03/15/17	1,000	998,763

TOTAL ASSET-BACKED SECURITIES (cost $46,371,357)					46,479,998

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	690	690,763
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A5B	4.997%	(c)	07/10/45	500	503,263
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class AM	5.575%	(c)	04/12/38	850	883,820
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	427	428,799
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	252	263,239
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	683	708,509
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%		05/10/47	900	936,047
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	1,703	1,715,934

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277%	(c)	04/10/37	1,000	$1,015,076
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.929%	(c)	06/10/46	841	874,620
Commercial Mortgage Trust, Series 2006-C8, Class A1A	5.292%		12/10/46	1,009	1,071,091
Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.350%		05/15/45	1,489	1,519,712
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	1,000	1,057,310
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	1,480	1,537,060
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	1,244	1,311,766
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AM	5.230%	(c)	12/15/40	400	408,411
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A	5.233%	(c)	11/10/45	274	278,604
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A2	1.840%		02/10/46	1,000	1,010,126
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	2,700	2,743,759
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	1,125	1,180,694
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	1,140	1,212,412
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	300	317,784
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	1,700	1,725,546
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class AM	4.948%	(c)	09/12/37	1,570	1,584,606
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.259%	(c)	01/12/43	1,500	1,517,415
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%	(c)	10/15/42	1,000	1,007,924
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.269%	(c)	12/15/44	1,000	1,022,314
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2	3.149%		08/15/46	435	446,663
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A1	0.730%		12/15/47	229	228,143
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	5.661%	(c)	03/15/39	393	403,136
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	234	235,889
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%	(c)	07/12/38	1,317	1,321,285
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%	(c)	07/12/38	1,670	1,686,682
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.659%	(c)	05/12/39	323	333,123
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.650%	(c)	02/12/39	456	465,011
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1	0.738%		02/15/46	432	432,547
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	1,500	1,508,026

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	364	$373,712
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2	1.852%		08/10/49	180	181,988
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	2,000	2,048,022
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179%	(c)	07/15/42	1,000	1,007,621
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.271%	(c)	12/15/44	1,860	1,883,311
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%		01/15/45	1,300	1,339,785
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.715%	(c)	05/15/43	500	518,604
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	1,000	1,010,153

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $44,833,259)					43,950,305

CORPORATE BONDS — 21.7%

Banking — 8.1%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(a)	2.250%		08/15/19	1,030	1,044,924
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	715	835,703
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	1,020	1,055,257
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	2,310	2,325,061
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	145	150,495
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	4.750%		07/15/21	400	448,493
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.750%		06/16/24	775	810,001
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.500%		05/22/19	815	1,014,984
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,000	1,001,138
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	400	454,886
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	805	842,490
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	340	385,817
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	2.200%		10/22/19	790	792,150
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	600	623,874
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	400	439,987
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	330	362,418
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%		04/29/24	650	683,530
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		01/26/20	825	937,607
PNC Bank NA, Sr. Unsec’d. Notes	2.250%		07/02/19	575	582,961
PNC Bank NA, Sr. Unsec’d. Notes(a)	3.300%		10/30/24	375	389,594
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	1.500%		03/13/17	1,500	1,515,948
U.S. Bancorp., Sr. Unsec’d. Notes, MTN	2.200%		04/25/19	550	559,755
Wells Fargo & Co., Sub. Notes, MTN	3.450%		02/13/23	150	153,481

					17,410,554

Biotechnology — 0.5%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24	1,100	1,174,584

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Capital Goods — 0.7%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $308,080; purchased 12/17/10)(f)(g)	6.375%	10/15/17	275	$308,141
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	195	204,800
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	400	437,989
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	570	628,127

				1,579,057

Chemicals — 0.6%
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%	07/15/23	1,150	1,218,160

Electric — 0.4%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	400	441,620
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.000%	03/01/19	300	343,329

				784,949

Energy - Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	1.846%	05/05/17	190	192,288
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	140	141,771

				334,059

Energy - Other — 0.3%
Nabors Industries, Inc., Gtd. Notes	5.000%	09/15/20	725	722,020

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	5.000%	04/15/20	350	399,247
Dr. Pepper Snapple Group, Inc., Gtd. Notes	2.900%	01/15/16	170	172,736
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	379	430,925

				1,002,908

Healthcare & Pharmaceutical — 1.9%
Amgen, Inc., Sr. Unsec’d. Notes(a)	3.625%	05/22/24	1,000	1,051,647
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	600	649,756
Bayer U.S. Finance LLC (Germany), Gtd. Notes, 144A	3.000%	10/08/21	600	620,767
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(a)	2.875%	09/29/21	1,615	1,672,071

				3,994,241

Healthcare Insurance — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	400	435,316
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	400	455,501
WellPoint, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	195	195,878

				1,086,695

Insurance — 1.3%
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	850	920,147

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	615	$687,040
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%	03/15/22	375	405,315
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	750	847,870

				2,860,372

Metals — 0.3%
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%	09/20/21	240	253,134
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	380	392,030

				645,164

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	3.100%	01/09/23	90	92,698
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	3.450%	05/15/24	450	473,908
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%	01/07/21	90	101,332
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	35	39,612
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	330	385,499
General Electric Capital Corp., Sub. Notes, MTN	5.300%	02/11/21	215	248,353

				1,341,402

Pipelines & Other — 1.1%
Enterprise Products Operating LLC, Gtd. Notes	2.550%	10/15/19	220	222,946
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	725	748,401
Enterprise Products Operating LLC, Gtd. Notes(a)	5.200%	09/01/20	285	321,125
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	475	513,448
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	475	494,858

				2,300,778

Railroads — 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	485	514,955
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	475	548,415

				1,063,370

Retailers — 1.9%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	1,005	1,020,514
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	500	518,502
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	3.750%	02/15/24	1,100	1,198,850
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	3.300%	04/22/24	625	660,757
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	4.250%	04/15/21	585	656,708

				4,055,331

Technology — 1.2%
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	750	796,012
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.750%	01/14/19	500	512,602
Oracle Corp., Sr. Unsec’d. Notes	2.800%	07/08/21	550	569,681

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Technology (cont’d.)
Oracle Corp., Sr. Unsec’d. Notes	3.400%	07/08/24	600	$630,713

				2,509,008

Telecommunications — 1.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	585	619,744
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	595	621,946
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	1,000	1,146,484

				2,388,174

TOTAL CORPORATE BONDS (cost $44,600,607)				46,470,826

NON-CORPORATE FOREIGN AGENCIES — 2.5%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	705	731,555
Export Development Canada (Canada), Sr. Unsec’d. Notes(a)	1.500%	10/03/18	1,030	1,041,161
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	892	890,500
Royal Bank of Canada (Canada), Covered Notes	2.200%	09/23/19	2,681	2,730,060

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $5,321,944)				5,393,276

SOVEREIGNS — 4.3%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	700	701,071
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%	02/14/17	1,900	1,909,620
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%	05/22/15	610	610,206
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	0.625%	05/22/15	600	600,319
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%	04/25/16	200	200,013
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	1.125%	05/02/17	500	503,849
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%	03/17/16	610	621,037
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%	05/18/15	1,200	1,200,276
Netherlands Government Bond (Netherlands), Bonds, 144A	0.250%	09/12/15	610	609,770
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%	10/23/22	2,140	2,142,309

TOTAL SOVEREIGNS (cost $8,946,657)				9,098,470

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.8%
Federal Home Loan Banks(k)	0.500%	09/28/16	1,060	1,060,039
Federal Home Loan Banks	0.625%	11/23/16	195	195,186
Federal Home Loan Mortgage Corp.(a)(h)	2.375%	01/13/22	7,580	7,838,455
Federal Home Loan Mortgage Corp.	4.875%	06/13/18	475	532,999
Federal National Mortgage Assoc.	0.875%	05/21/18	530	528,741
Federal National Mortgage Assoc.(a)	1.625%	01/21/20	705	709,869

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	1.875%		02/19/19	20	$20,461
Federal National Mortgage Assoc.	2.625%		09/06/24	10,700	11,086,163
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes	1.629%	(s)	05/11/18	7,300	7,058,611
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	2.224%	(s)	09/26/19	660	613,859
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	280	292,777
Israel Government USAID Bond, Gtd. Notes	2.232%	(s)	03/15/22	765	658,133
Israel Government USAID Bond, Gtd. Notes	2.244%	(s)	11/15/20	355	318,628
Israel Government USAID Bond, Gtd. Notes	3.091%	(s)	08/15/24	4,955	3,916,234
Israel Government USAID Bond, Gtd. Notes	5.500%		04/26/24	4,690	5,889,017
Residual Funding Corp., Strips Principal, Bonds	2.559%	(s)	01/15/21	7,885	7,079,200
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	5,050	5,286,724

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $51,456,052)					53,085,096

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bonds	2.500%		02/15/45	645	639,054
U.S. Treasury Bonds	2.875%		05/15/43	355	378,242
U.S. Treasury Bonds	3.000%		11/15/44	910	997,090
U.S. Treasury Notes	1.750%		02/28/22	785	787,207
U.S. Treasury Notes	2.250%		03/31/21	585	607,303
U.S. Treasury Notes	3.125%		05/15/21	35	38,104
U.S. Treasury Strips Coupon	2.037%	(s)	02/15/22	750	663,059
U.S. Treasury Strips Coupon	2.187%	(s)	08/15/25	1,575	1,263,399

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,248,676)					5,373,458

TOTAL LONG-TERM INVESTMENTS (cost $206,778,552)					209,851,429

				Shares

SHORT-TERM INVESTMENTS — 4.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 4.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $10,416,185; includes $10,416,185 of cash collateral for securities on loan)(b)(w)				10,416,185	10,416,185

				Notional
				Amount
				(000)#

OPTIONS PURCHASED*(j)

Call Options
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $127.00				3,800	77,187
expiring 04/24/15, Strike Price $133.00				3,800	1,188
2 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $109.63				11,200	12,250
expiring 04/24/15, Strike Price $110.13				11,200	875

TOTAL OPTIONS PURCHASED (cost $56,305)					91,500

TOTAL SHORT-TERM INVESTMENTS (cost $10,472,490)					10,507,685

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

		Value

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 103.0% (cost $217,251,042)		$220,359,114

	Notional
	Amount
	(000)#

OPTIONS WRITTEN*(j)

Call Options
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $130.00	7,600	(24,938)
2 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $109.87	22,400	(7,000)

TOTAL OPTIONS WRITTEN (premiums received $29,288)		(31,938)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 103.0% (cost $217,221,754)		220,327,176
Liabilities in excess of other assets(x) — (3.0)%		(6,460,314)

NET ASSETS — 100.0%		$213,866,862

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,191,318; cash collateral of $10,416,185 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(f)	Indicates a restricted security; the aggregate cost of such security is $308,080. The aggregate value of $308,141 is approximately 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Position:
153	10 Year U.S. Treasury Notes	Jun. 2015	$19,419,005	$19,722,656	$303,651

Short Positions:
145	2 Year U.S. Treasury Notes	Jun. 2015	31,746,987	31,777,656	(30,669)
55	5 Year U.S. Treasury Notes	Jun. 2015	6,603,549	6,611,602	(8,053)
19	U.S. Long Bonds	Jun. 2015	3,088,224	3,113,625	(25,401)
22	U.S. Ultra Bonds	Jun. 2015	3,715,013	3,737,250	(22,237)

					(86,360)

					$217,291

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

(2) A U.S. Government Agency obligation with a market value of $460,017 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2015.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015:

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value(3)	(Received)	(Depreciation)	Counterparty
Over-the-counter swap agreements:
32,400	09/12/16	1.154%	3 Month LIBOR(2)	$(267,354)	$—	$(267,354)	Barclays Capital Group
9,100	09/25/17	0.820%	3 Month LIBOR(2)	32,442	—	32,442	Bank of Nova Scotia
25,000	09/27/17	0.803%	3 Month LIBOR(1)	(100,831)	—	(100,831)	Citigroup Global Markets
4,400	10/26/17	0.861%	3 Month LIBOR(1)	(558)	—	(558)	Credit Suisse First Boston Corp.
892	05/17/18	0.989%	3 Month LIBOR(2)	1,324	—	1,324	Credit Suisse First Boston Corp.
2,500	10/11/18	1.770%	3 Month LIBOR(1)	64,991	—	64,991	JPMorgan Chase
2,640	03/13/19	1.616%	3 Month LIBOR(2)	(30,186)	—	(30,186)	Barclays Capital Group
4,750	08/08/19	1.271%	3 Month LIBOR(2)	23,419	—	23,419	Credit Suisse First Boston Corp.
2,600	10/29/19	1.376%	3 Month LIBOR(2)	(4,025)	—	(4,025)	Barclays Capital Group
14,100	08/18/21	2.355%	3 Month LIBOR(1)	577,892	—	577,892	Citigroup Global Markets
13,900	08/24/21	2.253%	3 Month LIBOR(1)	475,294	—	475,294	Bank of America
28,785	09/27/21	1.933%	3 Month LIBOR(1)	353,655	—	353,655	Citigroup Global Markets
8,805	10/06/21	1.965%	3 Month LIBOR(1)	201,969	—	201,969	JPMorgan Chase
7,875	11/29/21	2.129%	3 Month LIBOR(1)	240,550	—	240,550	JPMorgan Chase
2,045	11/30/21	2.229%	3 Month LIBOR(1)	76,116	—	76,116	JPMorgan Chase
950	12/31/21	2.865%	3 Month LIBOR(1)	201,692	—	201,692	Bank of America
3,300	10/25/22	1.801%	3 Month LIBOR(1)	12,760	—	12,760	Credit Suisse First Boston Corp.
50,345	06/05/23	2.303%	3 Month LIBOR(1)	1,921,314	—	1,921,314	Citigroup Global Markets
670	10/06/26	2.312%	3 Month LIBOR(1)	21,522	—	21,522	JPMorgan Chase
5,970	03/30/27	2.674%	3 Month LIBOR(2)	(356,209)	—	(356,209)	Bank of Nova Scotia
2,360	03/30/25	2.015%	3 Month LIBOR(2)	(9,093)	—	(9,093)	Barclays Capital Group

				$3,436,684	$—	$3,436,684

Notional						Unrealized
Amount	Termination	Fixed	Floating	Value at	Value at	Appreciation
(000)#	Date	Rate	Rate	Trade Date	March 31, 2015	(Depreciation)(3)
Exchange-traded swap agreements:
47,000	03/16/18	1.299%	3 Month LIBOR(2)	$268	$(277,570)	$(277,838)
5,600	08/06/18	1.693%	3 Month LIBOR(1)	—	90,814	90,814
4,000	08/16/18	1.650%	3 Month LIBOR(1)	168	58,934	58,766
9,600	09/06/18	1.704%	3 Month LIBOR(2)	—	(156,471)	(156,471)
1,850	12/10/18	1.560%	3 Month LIBOR(1)	158	18,631	18,473
5,450	06/03/19	1.614%	3 Month LIBOR(2)	175	(51,179)	(51,354)
50,000	03/12/20	1.773%	3 Month LIBOR(2)	375	(597,550)	(597,925)
500	08/20/20	2.368%	3 Month LIBOR(1)	153	20,202	20,049
855	10/01/20	2.523%	3 Month LIBOR(2)	—	(41,521)	(41,521)
6,500	10/22/20	2.113%	3 Month LIBOR(2)	189	(172,464)	(172,653)
45,000	05/09/21	2.230%	3 Month LIBOR(1)	420	1,423,769	1,423,349
555	09/06/21	2.223%	3 Month LIBOR(1)	—	16,803	16,803
20,160	10/06/21	2.308%	3 Month LIBOR(1)	12,314	713,812	701,498
12,000	10/13/21	2.340%	3 Month LIBOR(1)	—	448,505	448,505
4,120	10/14/21	2.405%	3 Month LIBOR(1)	—	170,754	170,754
14,230	10/31/21	1.957%	3 Month LIBOR(2)	(17,246)	(189,571)	(172,325)
35,000	03/12/22	2.020%	3 Month LIBOR(1)	360	536,818	536,458
500	10/25/23	2.653%	3 Month LIBOR(2)	154	(28,929)	(29,083)
10,575	02/12/24	2.078%	3 Month LIBOR(2)	213	(105,135)	(105,348)
4,480	08/18/24	2.750%	3 Month LIBOR(1)	186	296,394	296,208
4,650	09/06/24	2.735%	3 Month LIBOR(2)	187	(301,538)	(301,725)
29,565	10/06/24	2.649%	3 Month LIBOR(2)	(20,442)	(1,693,404)	(1,672,962)
35,000	03/12/25	2.251%	3 Month LIBOR(1)	430	716,041	715,611
35,000	03/12/25	2.243%	3 Month LIBOR(2)	430	(690,225)	(690,655)

				$(21,508)	$205,920	$227,428

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

Credit default swap agreements outstanding at March 31, 2015:

			Notional		Value at
	Termination	Fixed	Amount	Value at	March 31,	Unrealized
Reference Entity/Obligation	Date	Rate	(000)#(2)	Trade Date	2014(3)	Appreciation(4)
Exchange-traded credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.24	06/20/20	1.000%	$1,300	$(25,377)	$(23,517)	$1,860

A U.S. Government Agency obligation with a market value of $620,458 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at March 31, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2015.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

Level 2 – quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 – unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$ —	$ 46,479,998	$ —
Commercial Mortgage-Backed Securities	—	43,950,305	—
Corporate Bonds	—	46,470,826	—
Non-Corporate Foreign Agencies	—	5,393,276	—
Sovereigns	—	9,098,470	—
U.S. Government Agency Obligations	—	53,085,096	—
U.S. Treasury Obligations	—	5,373,458	—
Affiliated Money Market Mutual Fund	10,416,185	—	—
Options Purchased	91,500	—	—
Options Written	(31,938)	—	—
Other Financial Instruments*
Futures Contracts	217,291	—	—
Over-the-counter interest rate swaps	—	3,436,684	—
Exchange-traded interest rate swaps	—	227,428	—
Exchange-traded credit default swaps	—	1,860	—

Total	$10,693,038	$213,517,401	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 88.7%

ASSET-BACKED SECURITIES — 17.0%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	400	$400,506
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	400	399,956
Ally Master Owner Trust, Series 2014-4, Class A1	0.575%	(c)	06/17/19	400	399,528
Ally Master Owner Trust, Series 2014-5, Class A1	0.665%	(c)	10/15/19	300	300,230
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	300	300,470
American Express Credit Account Master Trust, Series 2014-1, Class A	0.545%	(c)	12/15/21	500	498,833
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	400	401,125
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.460%	(c)	10/10/17	375	375,269
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	400	404,382
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	300	302,221
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	400	400,148
Chase Issuance Trust, Series 2007-C1, Class C1	0.635%	(c)	04/15/19	900	896,559
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	200	200,049
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.331%	(c)	12/17/18	400	398,946
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	100	110,793
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.454%	(c)	05/26/20	200	199,645
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.605%	(c)	07/15/21	400	400,914
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	400	406,663
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	251	250,935
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	264	263,555
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	700	705,848
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	0.720%		12/15/16	62	61,794
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	200	203,707
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	300	305,606
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.555%	(c)	01/15/18	1,600	1,600,514
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.576%	(c)	04/20/18	1,000	1,000,321
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.626%	(c)	10/20/19	400	399,804
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770%		01/15/16	18	18,211

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/15/17	400	$400,446
John Deere Owner Trust, Series 2015-A, Class A2B	0.447%	(c)	02/15/18	400	399,992
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.435%	(c)	08/16/21	200	199,139
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.475%	(c)	02/15/18	1,000	999,884
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.545%	(c)	06/15/17	106	105,837
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	200	200,581
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.526%	(c)	07/22/19	400	399,190

TOTAL ASSET-BACKED SECURITIES (cost $14,287,688)					14,311,601

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	863	863,454
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	440	456,964
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	639	643,475
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM	5.277%	(c)	04/10/37	440	446,633
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	900	914,586
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	587	615,575
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class AM	4.948%	(c)	09/12/37	490	494,558
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2	3.149%		08/15/46	213	218,865
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	1,800	1,827,049
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%		07/12/38	500	504,994
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.659%	(c)	05/12/39	160	165,015
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.466%	(c)	02/12/39	46	46,500
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1	0.738%		02/15/46	185	185,377
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	2,280	2,334,745
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.271%	(c)	12/15/44	2,374	2,403,464
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	500	515,302
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011%	(c)	06/15/45	800	834,514
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	1,280	1,292,996

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,268,972)					14,764,066

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 19.0%

Automotive — 0.7%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	01/16/18	560	$569,690

Banking — 7.2%
Bank of America Corp., Sr. Unsec’d. Notes	5.700%	01/24/22	615	719,083
Bank of America Corp., Sr. Unsec’d. Notes	6.000%	09/01/17	150	165,011
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%	10/29/15	500	503,260
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%	07/15/21	200	224,247
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%	01/14/22	375	414,038
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%	05/22/19	125	155,672
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	585	585,666
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	450	511,747
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	125	145,920
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	405	414,197
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	200	219,994
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	125	145,204
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	675	787,950
Royal Bank of Canada (Canada), Covered Bonds	2.200%	09/23/19	860	875,737
Wells Fargo & Co., Sub. Notes, MTN	3.450%	02/13/23	150	153,481

				6,021,207

Cable — 0.4%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	305	306,912

Capital Goods — 0.6%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	65	68,267
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	200	218,995
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	40	40,732
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	140	154,277

				482,271

Chemicals — 1.0%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	150	150,405
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	600	722,965

				873,370

Electric — 0.2%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	125	138,006

Energy - Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	100	101,204
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	70	70,886

				172,090

Energy - Other — 0.7%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	575	580,932

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	80	78,927

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	104	$118,248

				197,175

Healthcare & Pharmaceutical — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	100	108,293
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	385	430,322

				538,615

Healthcare Insurance — 1.0%
Aetna, Inc., Sr. Unsec’d. Notes(h)	2.750%	11/15/22	575	575,794
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	125	136,036
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	125	142,344

				854,174

Insurance — 2.4%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	140	156,399
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%	03/15/22	320	345,869
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	350	395,673
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	125	151,443
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	525	525,780
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	2.875%	12/06/22	175	174,707
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	245	266,388

				2,016,259

Non-Captive Finance — 0.7%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	155	159,647
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%	01/07/21	45	50,666
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	60	67,907
General Electric Capital Corp., Sub. Notes, MTN	5.300%	02/11/21	250	288,782

				567,002

Pipelines & Other — 1.0%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	600	648,566
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21	60	61,591
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	150	156,271

				866,428

Railroads — 0.5%
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%	01/15/22	200	221,633
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	150	173,184

				394,817

Real Estate Investment Trusts (REITs) — 0.1%
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	65	74,055

Retailers — 0.1%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	100	112,258

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications — 1.4%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%		09/08/16	210	$213,442
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	305	323,114
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	200	209,057
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	380	435,665

					1,181,278

TOTAL CORPORATE BONDS (cost $15,123,469)					15,946,539

NON-CORPORATE FOREIGN AGENCIES — 1.7%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, 144A	2.375%		03/31/16	370	376,989
Export Development Canada (Canada), Sr. Unsec’d. Notes	1.500%		10/03/18	1,030	1,041,161

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,390,322)					1,418,150

U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.1%
Federal National Mortgage Assoc.(h)	2.625%		09/06/24	2,640	2,735,278
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes, PO	1.628%	(s)	05/11/18	2,860	2,765,428
Financing Corp., Strips Principal, Series 4P, Unsec’d. Notes, PO	1.390%	(s)	10/06/17	960	937,955
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	2.842%	(s)	09/26/19	2,185	2,032,247
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	295	308,462
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	170	146,252
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23-04/26/24	1,925	2,413,158
Residual Funding Corp., Strips Principal, Unsec’d. Notes, PO	2.559%	(s)	01/15/21	4,880	4,381,293
Resolution Funding Corp., Interest Strips, Unsec’d. Notes	3.793%	(s)	01/15/22	1,700	1,492,648
Tennessee Valley Authority, Unsec’d. Notes	2.875%		09/15/24	1,310	1,371,408

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $17,922,452)					18,584,129

U.S. TREASURY OBLIGATIONS — 11.3%
U.S. Treasury Bonds	2.500%		02/15/45	335	331,912
U.S. Treasury Bonds	2.875%		05/15/43	70	74,583
U.S. Treasury Bonds	3.000%		11/15/44	2,000	2,191,406
U.S. Treasury Notes	0.500%		02/28/17	35	34,978
U.S. Treasury Notes	1.375%		03/31/20	3,970	3,970,619
U.S. Treasury Notes	1.625%		04/30/19	1,225	1,245,288
U.S. Treasury Notes	2.000%		02/15/25	855	860,410
U.S. Treasury Strips Coupon(k)	2.037%	(s)	02/15/22	830	733,786

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,320,667)					9,442,982

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

		Value

TOTAL LONG-TERM INVESTMENTS (cost $73,313,570)		$74,467,467

	Shares
SHORT-TERM INVESTMENTS — 4.3%

AFFILIATED MONEY MARKET MUTUAL FUND — 4.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,602,077)(w)	3,602,077	3,602,077

	Notional Amount (000)#

OPTIONS PURCHASED*(j)

Call Options
2 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $109.63	4,400	4,813
expiring 04/24/15, Strike Price $110.13	4,400	344
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $127.00	1,300	26,406
expiring 04/24/15, Strike Price $133.00	1,300	406

TOTAL OPTIONS PURCHASED (cost $19,672)		31,969

TOTAL SHORT-TERM INVESTMENTS (cost $3,621,749)		3,634,046

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 93.0% (cost $76,935,319)		78,101,513

OPTIONS WRITTEN*(j)

Call Options
2 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $109.88	8,800	(2,750)
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $130.00	2,600	(8,531)

TOTAL OPTIONS WRITTEN (premiums received $10,187)		(11,281)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 93.0% (cost $76,925,132)		78,090,232
Other assets in excess of liabilities(x) — 7.0%		5,852,836

NET ASSETS — 100.0%		$83,943,068

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Position:
132	2 Year U.S. Treasury Notes	Jun. 2015	$28,835,594	$28,928,625	$93,031

Short Positions:
9	5 Year U.S. Treasury Notes	Jun. 2015	1,080,657	1,081,898	(1,241)
35	10 Year U.S. Treasury Notes	Jun. 2015	4,468,557	4,511,719	(43,162)
6	U.S. Long Bonds	Jun. 2015	980,054	983,250	(3,196)
11	U.S. Ultra Bonds	Jun. 2015	1,839,984	1,868,625	(28,641)

					(76,240)

					$16,791

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

(2) A U.S. Treasury obligation with a market value of $265,224 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2015.

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
20,000	08/29/15	0.531%	3 Month LIBOR(2)	$(23,170)	$—	$(23,170)	Bank of Nova Scotia
4,950	09/28/15	0.491%	3 Month LIBOR(1)	4,685	—	4,685	Credit Suisse First Boston Corp.
18,640	11/30/16	0.936%	3 Month LIBOR(2)	(129,517)	—	(129,517)	JPMorgan Chase
18,640	11/30/16	0.935%	3 Month LIBOR(2)	(129,272)	—	(129,272)	JPMorgan Chase
10,000	12/02/16	1.310%	3 Month LIBOR(2)	(143,477)	—	(143,477)	Barclays Capital Group
4,900	10/26/17	0.861%	3 Month LIBOR(1)	(621)	—	(621)	Credit Suisse First Boston Corp.
1,118	05/17/18	0.989%	3 Month LIBOR(2)	1,660	—	1,660	Credit Suisse First Boston Corp.
5,300	02/21/19	1.643%	3 Month LIBOR(2)	(70,951)	—	(70,951)	JPMorgan Chase
4,000	08/08/19	1.271%	3 Month LIBOR(2)	19,722	—	19,722	Credit Suisse First Boston Corp.
2,950	10/02/19	1.188%	3 Month LIBOR(2)	18,280	—	18,280	Bank of Nova Scotia
3,200	10/11/19	1.220%	3 Month LIBOR(2)	16,327	—	16,327	Bank of Nova Scotia
1,100	04/16/20	1.359%	3 Month LIBOR(2)	3,577	—	3,577	JPMorgan Chase
100	07/28/21	3.085%	3 Month LIBOR(1)	8,804	—	8,804	Bank of America
3,000	08/24/21	2.253%	3 Month LIBOR(1)	102,581	—	102,581	Bank of America
10,695	09/27/21	1.933%	3 Month LIBOR(1)	131,400	—	131,400	Citigroup Global Markets
8,950	11/30/21	2.229%	3 Month LIBOR(1)	333,126	—	333,126	JPMorgan Chase
4,850	01/31/22	2.038%	3 Month LIBOR(1)	96,466	—	96,466	Citigroup Global Markets
3,100	03/23/22	2.368%	3 Month LIBOR(1)	120,573	—	120,573	Citigroup Global Markets
15,000	05/21/22	1.893%	3 Month LIBOR(1)	182,911	—	182,911	Bank of Nova Scotia
12,300	06/07/22	1.771%	3 Month LIBOR(1)	30,385	—	30,385	Bank of Nova Scotia
9,900	10/25/22	1.801%	3 Month LIBOR(1)	38,281	—	38,281	Credit Suisse First Boston Corp.
4,015	12/31/22	3.510%	3 Month LIBOR(1)	1,148,936	—	1,148,936	Citigroup Global Markets
3,500	12/31/22	4.063%	3 Month LIBOR(1)	1,325,571	—	1,325,571	Citigroup Global Markets
2,500	12/31/22	3.843%	3 Month LIBOR(1)	891,686	—	891,686	JPMorgan Chase
3,565	02/14/23	2.069%	3 Month LIBOR(1)	59,087	—	59,087	Bank of Nova Scotia
3,000	06/05/23	2.299%	3 Month LIBOR(1)	113,534	—	113,534	Citigroup Global Markets
4,445	10/05/26	2.410%	3 Month LIBOR(1)	190,877	—	190,877	Barclays Capital Group
3,830	10/06/26	2.312%	3 Month LIBOR(1)	123,031	—	123,031	JPMorgan Chase
27,700	11/30/26	2.550%	3 Month LIBOR(1)	1,511,659	—	1,511,659	JPMorgan Chase
1,350	12/21/26	2.388%	3 Month LIBOR(2)	(47,870)	—	(47,870)	Barclays Capital Group
1,000	02/23/27	2.540%	3 Month LIBOR(2)	(47,135)	—	(47,135)	Barclays Capital Group
2,700	04/19/27	2.553%	3 Month LIBOR(2)	(154,194)	—	(154,194)	Barclays Capital Group
4,500	07/12/27	2.065%	3 Month LIBOR(2)	19,288	—	19,288	Barclays Capital Group
900	03/30/25	2.015%	3 Month LIBOR(2)	(3,468)	—	(3,468)	Barclays Capital Group

				$5,742,772	$—	$5,742,772

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
1,000	08/06/18	1.693%	3 Month LIBOR(1)	$—	$16,217	$16,217
1,700	10/22/20	2.113%	3 Month LIBOR(2)	160	(45,106)	(45,266)
3,000	12/05/20	2.210%	3 Month LIBOR(1)	168	94,452	94,284
29,250	05/06/21	2.261%	3 Month LIBOR(2)	325	(980,234)	(980,559)
2,900	09/06/21	2.265%	3 Month LIBOR(2)	—	(95,415)	(95,415)
920	10/06/21	2.060%	3 Month LIBOR(2)	—	(18,309)	(18,309)
4,985	10/14/21	2.405%	3 Month LIBOR(1)	—	206,603	206,603
4,690	10/31/21	1.957%	3 Month LIBOR(2)	(5,483)	(62,480)	(56,997)
550	08/16/23	2.891%	3 Month LIBOR(1)	43	42,152	42,109
660	10/25/23	2.653%	3 Month LIBOR(2)	67	(38,186)	(38,253)
600	10/28/23	2.638%	3 Month LIBOR(2)	155	(33,992)	(34,147)
1,450	02/06/24	2.761%	3 Month LIBOR(2)	162	(96,675)	(96,837)
4,270	02/12/24	2.078%	3 Month LIBOR(2)	176	(42,452)	(42,628)
1,000	05/19/24	2.641%	3 Month LIBOR(2)	158	(56,760)	(56,918)
11,000	05/06/29	3.139%	3 Month LIBOR(2)	260	(1,277,483)	(1,277,743)

				$(3,809)	$(2,387,668)	$(2,383,859)

A U.S. Government Agency obligation with a market value of $1,750,992 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at March 31, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$14,311,601	$—
Commercial Mortgage-Backed Securities	—	14,764,066	—
Corporate Bonds	—	15,946,539	—
Non-Corporate Foreign Agencies	—	1,418,150	—
U.S. Government Agency Obligations	—	18,584,129	—
U.S. Treasury Obligations	—	9,442,982	—
Affiliated Money Market Mutual Fund	3,602,077	—	—
Options Purchased	31,969	—	—
Options Written	(11,281)	—	—
Other Financial Instruments*
Futures Contracts	16,791	—	—
Over-the-counter interest rate swaps	—	5,742,772	—
Exchange-traded interest rate swaps	—	(2,383,859)	—

Total	$3,639,556	$77,826,380	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 81.3%

ASSET-BACKED SECURITIES — 18.2%

Non-Residential Mortgage-Backed Securities
Ally Master Owner Trust, Series 2014-4, Class A1	0.575%	(c)	06/17/19	1,700	$1,697,996
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	1,300	1,302,038
American Express Credit Account Master Trust, Series 2014-1, Class B	0.675%	(c)	12/15/21	300	299,135
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	0.740%		11/08/16	173	172,785
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.455%	(c)	10/10/17	526	525,376
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	1,900	1,920,814
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	1,400	1,400,519
CarMax Auto Owner Trust, Series 2012-1, Class A3	0.890%		09/15/16	4	4,266
CarMax Auto Owner Trust, Series 2013-3, Class A2	0.590%		08/15/16	314	314,372
Chase Issuance Trust, Series 2007-C1, Class C1	0.635%	(c)	04/15/19	2,000	1,992,354
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.454%	(c)	05/26/20	1,000	998,226
Discover Card Execution Note Trust, Series 2012-A3, Class A3	0.860%		11/15/17	435	435,228
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.605%	(c)	07/15/21	1,000	1,002,285
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	1,800	1,829,984
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	1,253	1,254,675
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	300	302,506
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	0.720%		12/15/16	12	12,359
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	691	692,704
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	287	287,107
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	1,000	1,018,537
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	900	916,819
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.555%	(c)	01/15/18	500	500,160
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A2	0.525%	(c)	08/15/19	1,500	1,494,706
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	0.730%		01/25/16	410	409,998
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770%		01/15/16	2	1,656
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	621	621,054
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/15/17	1,000	1,001,114
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.435%	(c)	08/16/21	1,000	995,697

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, 144A	0.690%		05/09/16	527	$526,860
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3	0.730%		05/16/16	5	5,260
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.475%	(c)	02/15/18	775	774,910
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.545%	(c)	06/15/17	565	564,467
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/21/15	5	5,054
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.526%	(c)	07/22/19	1,900	1,896,154

TOTAL ASSET-BACKED SECURITIES (cost $27,077,922)					27,177,175

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.5%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	5.917%	(c)	05/10/45	700	720,404
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	50	50,650
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	3,223	3,225,287
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4	5.405%	(c)	12/11/40	46	46,971
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3	5.736%		06/11/50	7	6,677
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	84	87,746
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	3,100	3,155,899
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	5.100%	(c)	08/15/38	329	330,322
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	50	53,932
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	6,079	6,124,168
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	130	132,107
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	1,462	1,533,893
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	2,500	2,607,780
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	5.938%	(c)	02/15/51	3	2,660
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	600	609,016
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%	(c)	07/12/38	1,628	1,633,255
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%		07/12/38	500	504,994
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.659%	(c)	05/12/39	150	154,701
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	5.868%	(c)	06/12/46	288	298,652
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	705	740,641

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	155	$161,901
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	1,000	1,024,011
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.271%	(c)	12/15/44	886	896,815
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	639	656,103
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.715%	(c)	05/15/43	300	311,163
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	437	459,177
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	1,516	1,591,605
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.964%	(c)	02/15/51	99	105,955
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	500	505,076

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $28,925,446)					27,731,561

CORPORATE BONDS — 16.1%

Automotive — 1.1%
Cummins, Inc., Sr. Unsec’d. Notes	3.650%		10/01/23	455	488,157
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	200	203,461
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	800	999,604

					1,691,222

Banking — 4.1%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	845	856,018
Citigroup, Inc., Sr. Unsec’d. Notes	3.375%		03/01/23	185	189,593
Citigroup, Inc., Sub. Notes(a)	5.500%		09/13/25	505	572,362
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	600	600,683
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	1,165	1,321,991
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	50	55,267
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	815	820,482
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	325	379,383
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22	630	688,062
PNC Bank NA, Sub. Notes	2.950%		01/30/23	250	250,871
Wells Fargo & Co., Sub. Notes, MTN	3.450%		02/13/23	370	378,586

					6,113,298

Cable — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	175	176,097

Capital Goods
John Deere Capital Corp., Sr. Unsec’d. Notes	2.800%		01/27/23	50	50,669

Chemicals — 1.4%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	15	15,041
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	175	210,865
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	1,070	1,173,755
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	645	683,229

					2,082,890

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric — 0.6%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	810	$847,748

Energy - Integrated — 0.2%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	275	309,781

Energy - Other — 0.2%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	350	353,611

Foods
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	80	78,926

Healthcare & Pharmaceutical — 1.4%
Amgen, Inc., Sr. Unsec’d. Notes(a)	3.625%	05/15/22	50	52,945
Baxter International, Inc., Sr. Unsec’d. Notes	3.200%	06/15/23	925	938,362
Merck & Co., Inc., Sr. Unsec’d. Notes(a)	2.800%	05/18/23	820	839,219
Mylan, Inc., Gtd. Notes	1.800%	06/24/16	225	226,810

				2,057,336

Healthcare Insurance — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	860	861,187

Insurance — 3.2%
Allstate Corp. (The), Sr. Unsec’d. Notes	3.150%	06/15/23	740	764,350
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	1,000	1,211,315
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%	04/15/22	850	968,591
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	500	532,566
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	975	1,092,699
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	150	150,223
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	20	20,459
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	2.875%	12/06/22	55	54,908

				4,795,111

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	815	839,436
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	5	5,659

				845,095

Pipelines & Other — 0.5%
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	500	505,452
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	215	232,403

				737,855

Road & Rail — 1.1%
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%	04/01/19	1,400	1,591,940

Technology — 0.4%
Oracle Corp., Sr. Unsec’d. Notes	3.625%	07/15/23	630	677,334

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications — 0.6%
AT&T, Inc., Sr. Unsec’d. Notes	3.000%		02/15/22	50	$50,171
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	745	854,131

					904,302

TOTAL CORPORATE BONDS (cost $23,054,921)					24,174,402

NON-CORPORATE FOREIGN AGENCY — 0.7%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A (cost $1,051,054)	3.150%		07/24/24	1,055	1,094,739

SOVEREIGN — 0.3%
Province of British Columbia (Canada), Sr. Unsec’d. Notes (cost 437,664)	2.000%		10/23/22	440	440,475

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.0%
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes, PO	1.602%	(s)	05/11/18	1,580	1,527,754
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	1.804%	(s)	09/26/19	2,760	2,567,048
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	687	718,350
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23-04/26/24	6,481	8,062,445
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.138%	(s)	10/15/19	12,937	12,027,374
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.875%		02/15/21	500	558,314

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $24,620,134)					25,461,285

U.S. TREASURY OBLIGATIONS — 10.5%
U.S. Treasury Bonds	2.500%		02/15/45	750	743,086
U.S. Treasury Notes(a)	0.500%		02/28/17	7,200	7,195,500
U.S. Treasury Notes(h)	1.625%		04/30/19	1,910	1,941,633
U.S. Treasury Notes(a)	2.000%		02/15/25	5,760	5,796,449
U.S. Treasury Strips Coupon(h)	2.783%	(s)	02/15/25	20	16,308

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,578,380)					15,692,976

TOTAL LONG-TERM INVESTMENTS (cost $120,745,521)					121,772,613

				Shares

SHORT-TERM INVESTMENTS — 20.4%

AFFILIATED MONEY MARKET MUTUAL FUND — 20.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $30,523,992; includes $11,350,879 of cash collateral for securities on loan)(b)(w)				30,523,992	30,523,992

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Notional Amount (000)#	Value

OPTIONS PURCHASED*(j)

Call Options
2 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $109.63	7,800	$8,531
expiring 04/24/15, Strike Price $110.13	7,800	609
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $127.00	3,100	62,969
expiring 04/24/15, Strike Price $133.00	3,100	969

TOTAL OPTIONS PURCHASED (cost $44,970)		73,078

TOTAL SHORT-TERM INVESTMENTS (cost $30,568,962)		30,597,070

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 101.7% (cost $151,314,483)		152,369,683

OPTIONS WRITTEN*(j)

Call Options
2 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $109.88	15,600	(4,875)
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $130.00	6,200	(20,344)

TOTAL OPTIONS WRITTEN (premiums received $23,499)		(25,219)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 101.7% (cost $151,290,984)		$152,344,464
Liabilities in excess of other assets(x) — (1.7)%		(2,476,493)

NET ASSETS — 100.0%		$149,867,971

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,158,336; cash collateral of $11,350,879 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
562	5 Year U.S. Treasury Notes	Jun. 2015	$66,992,301	$67,558,547	$566,246
133	10 Year U.S. Treasury Notes	Jun. 2015	17,133,086	17,144,531	11,445
13	U.S. Ultra Bonds	Jun. 2015	2,151,207	2,208,375	57,168

					634,859

Short Positions:
71	2 Year U.S. Treasury Notes	Jun. 2015	15,542,660	15,560,094	(17,434)
23	U.S. Long Bonds	Jun. 2015	3,731,052	3,769,125	(38,073)

					(55,507)

					$579,352

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

(2) Cash of $910,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2015.

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
190	03/22/16	0.535%	3 Month LIBOR(2)	$(178)	$—	$(178)	Citigroup Global Markets
990	11/30/16	0.935%	3 Month LIBOR(2)	(6,866)	—	(6,866)	JPMorgan Chase
990	11/30/16	0.936%	3 Month LIBOR(2)	(6,879)	—	(6,879)	JPMorgan Chase
165	01/27/17	1.138%	3 Month LIBOR(2)	(1,422)	—	(1,422)	Bank of Nova Scotia
960	03/29/17	1.267%	3 Month LIBOR(2)	(8,867)	—	(8,867)	Bank of Nova Scotia
500	04/13/17	1.168%	3 Month LIBOR(1)	5,986	—	5,986	Bank of Nova Scotia
750	09/25/17	0.820%	3 Month LIBOR(2)	2,674	—	2,674	Bank of Nova Scotia
900	11/06/17	0.844%	3 Month LIBOR(2)	1,004	—	1,004	Citigroup Global Markets
7,930	02/08/18	0.956%	3 Month LIBOR(2)	19,258	—	19,258	Citigroup Global Markets
438	05/17/18	0.989%	3 Month LIBOR(2)	650	—	650	Credit Suisse First Boston Corp.
35	02/21/19	1.573%	3 Month LIBOR(2)	(372)	—	(372)	Citigroup Global Markets
3,300	04/16/20	1.359%	3 Month LIBOR(2)	10,732	—	10,732	JPMorgan Chase
7,930	01/13/22	1.846%	3 Month LIBOR(2)	(64,537)	—	(64,537)	Citigroup Global Markets
35	02/02/22	1.914%	3 Month LIBOR(2)	(398)	—	(398)	Citigroup Global Markets
300	08/29/22	1.777%	3 Month LIBOR(2)	818	—	818	Citigroup Global Markets
67,300	12/31/23	0.000%	3 Month LIBOR(1)	5,936,968	—	5,936,968	Barclays Capital Group
11,800	12/31/23	0.000%	3 Month LIBOR(1)	587,782	—	587,782	Credit Suisse First Boston Corp.
5,000	12/31/23	2.355%	3 Month LIBOR(1)	531,836	—	531,836	Barclays Capital Group
3,750	12/31/23	0.000%	3 Month LIBOR(1)	248,138	—	248,138	JPMorgan Chase
2,000	12/31/23	0.000%	3 Month LIBOR(1)	64,300	—	64,300	JPMorgan Chase
1,500	12/31/23	0.000%	3 Month LIBOR(1)	52,886	—	52,886	Barclays Capital Group
1,400	12/31/23	0.000%	3 Month LIBOR(1)	151,572	—	151,572	Barclays Capital Group
1,100	12/31/23	0.000%	3 Month LIBOR(1)	76,254	—	76,254	Barclays Capital Group
800	12/31/23	0.000%	3 Month LIBOR(1)	81,303	—	81,303	Barclays Capital Group
430	12/31/23	0.000%	3 Month LIBOR(1)	39,520	—	39,520	Barclays Capital Group
245	03/09/27	2.480%	3 Month LIBOR(1)	9,755	—	9,755	Bank of Nova Scotia
400	05/17/27	2.360%	3 Month LIBOR(1)	13,358	—	13,358	Bank of Nova Scotia
420	07/17/27	2.028%	3 Month LIBOR(1)	(3,704)	—	(3,704)	Bank of Nova Scotia
1,640	03/30/25	2.015%	3 Month LIBOR(2)	(6,319)	—	(6,319)	Barclays Capital Group

				$7,735,252	$—	$7,735,252

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
8,650	06/28/16	0.847%	3 Month LIBOR(2)	$—	$(32,988)	$(32,988)
1,680	12/04/17	0.755%	3 Month LIBOR(2)	158	11,687	11,529
346	08/02/18	1.614%	3 Month LIBOR(2)	—	(4,731)	(4,731)
2,600	08/16/18	1.641%	3 Month LIBOR(2)	162	(37,550)	(37,712)
15,300	09/16/18	1.861%	3 Month LIBOR(2)	219	(329,924)	(330,143)
11,000	09/18/18	1.724%	3 Month LIBOR(2)	199	(185,532)	(185,731)
33,850	09/19/18	1.781%	3 Month LIBOR(2)	302	(636,937)	(637,239)
14,000	10/03/18	1.566%	3 Month LIBOR(1)	213	157,935	157,722
28,000	03/02/20	1.661%	3 Month LIBOR(1)	276	188,426	188,150
92,300	09/09/20	2.613%	3 Month LIBOR(2)	672	(4,914,669)	(4,915,341)
7,235	09/15/20	1.583%	3 Month LIBOR(2)	—	8,658	8,658
10,500	06/03/21	2.105%	3 Month LIBOR(2)	213	(252,340)	(252,553)
11,790	10/31/21	1.957%	3 Month LIBOR(2)	(14,237)	(157,066)	(142,829)
15,000	06/27/23	2.746%	3 Month LIBOR(1)	—	977,252	977,252
57,000	08/09/23	2.791%	3 Month LIBOR(1)	606	3,916,569	3,915,963
2,950	10/25/23	2.653%	3 Month LIBOR(2)	59	(170,682)	(170,741)
10,600	12/31/23	0.000%	3 Month LIBOR(1)	—	275,198	275,198
29,075	10/06/24	2.649%	3 Month LIBOR(2)	(35,094)	(1,665,338)	(1,630,244)

				$(46,252)	$(2,852,032)	$(2,805,780)

U.S. Treasury obligations with a combined market value of $1,246,348 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate contracts at March 31, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$27,177,175	$—
Commercial Mortgage-Backed Securities	—	27,731,561	—
Corporate Bonds	—	24,174,402	—
Non-Corporate Foreign Agency	—	1,094,739	—
Sovereigns	—	440,475	—
U.S. Government Agency Obligations	—	25,461,285	—
U.S. Treasury Obligations	—	15,692,976	—
Affiliated Money Market Mutual Fund	30,523,992	—	—
Options Purchased	73,078	—	—
Options Written	(25,219)	—	—

Other Financial Instruments*
Futures Contracts	579,352	—	—
Over-the-counter interest rate swaps	—	7,735,252	—
Exchange-traded interest rate swaps	—	(2,805,780)	—

Total	$31,151,203	$126,702,085	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 72.8%

ASSET-BACKED SECURITIES — 22.9%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	1,100	$1,099,879
Ally Master Owner Trust, Series 2014-4, Class A1	0.575%	(c)	06/17/19	800	799,057
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	500	500,784
American Express Credit Account Master Trust, Series 2014-1, Class B	0.675%	(c)	12/15/21	200	199,424
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	0.740%		11/08/16	86	86,393
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.460%	(c)	10/10/17	150	150,107
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A2B	0.580%	(c)	04/09/18	400	400,100
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.600%	(c)	04/09/18	850	850,282
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	500	499,948
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	800	808,764
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	700	705,182
BA Credit Card Trust, Series 2015-A1, Class A	0.505%	(c)	06/15/20	500	500,118
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	1,000	1,000,371
CarMax Auto Owner Trust, Series 2013-3, Class A2	0.590%		08/15/16	135	134,731
Chase Issuance Trust, Series 2007-C1, Class C1	0.635%	(c)	04/15/19	1,700	1,693,501
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	800	800,198
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.454%	(c)	05/26/20	200	199,645
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.605%	(c)	07/15/21	800	801,828
Discover Card Execution Note Trust, Series 2014-A4, Class A4(a)	2.120%		12/15/21	800	813,326
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	626	627,337
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	703	702,812
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	450	453,760
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	535	536,319
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570%		10/15/17	144	144,383
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	400	407,415
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	509,344
Ford Credit Floorplan Master Owner Trust A, Series 2014-4, Class A2	0.525%	(c)	08/15/19	1,000	996,471
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.626%	(c)	10/20/19	1,200	1,199,413
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	0.730%		01/24/16	193	192,940

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	78	$77,632
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	900	901,003
John Deere Owner Trust, Series 2015-A, Class A2B	0.449%	(c)	02/15/18	900	899,982
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.435%	(c)	08/16/21	500	497,848
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, 144A	0.690%		05/09/16	263	263,430
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.475%	(c)	02/15/18	25	24,997
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	0.575%	(c)	01/15/20	1,000	1,000,946
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.545%	(c)	06/15/17	212	211,675
SLM Student Loan Trust, Series 2005-4, Class A3	0.376%	(c)	01/25/27	800	781,445
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	500	501,454
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/20/15	2	2,166
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.526%	(c)	07/22/19	1,000	997,976
World Omni Auto Receivables Trust, Series 2013-A, Class A3	0.640%		04/16/18	168	168,165

TOTAL ASSET-BACKED SECURITIES (cost $24,083,143)					24,142,551

COMMERCIAL MORTGAGE-BACKED SECURITIES — 21.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	2,270	2,271,458
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A5B	4.997%	(c)	07/10/45	1,000	1,006,526
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	5.225%	(c)	07/15/44	1	907
COMM Mortgage Trust, Series 2012-CCRE1, Class A2	2.350%		05/15/45	993	1,013,142
COMM Mortgage Trust, Series 2013-CR9, Class A2	3.055%		07/10/45	800	836,068
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	1,205	1,226,729
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,900	2,105,401
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	50	53,313
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	2,300	2,316,511
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM	5.277%	(c)	04/10/37	500	507,538
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	1,000	1,043,112
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A3	3.435%		08/15/47	200	210,006
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class A4	4.738%		07/15/42	8	7,538

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class A4B	4.996%	(c)	08/15/42	270	$271,756
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%	(c)	10/15/42	1,000	1,007,924
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A2	2.072%		12/15/47	700	711,487
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	100	101,153
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%	(c)	07/12/38	1,464	1,468,095
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%	(c)	07/12/38	500	504,994
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4	4.747%	(c)	06/12/43	13	13,324
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.659%	(c)	05/12/39	1,275	1,314,961
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.659%	(c)	05/12/39	145	151,073
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	1,500	1,508,026
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447%		02/12/44	50	52,916
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	909	934,280
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	20	20,480
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.272%	(c)	10/15/44	300	304,228
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.271%	(c)	12/15/44	18	17,936
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.715%	(c)	05/15/43	85	88,163
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	631	663,169
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	2.684%		11/15/44	35	35,772
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	20	20,203
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	1,200	1,249,867

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $23,443,720)					23,038,056

CORPORATE BONDS — 14.6%

Automotive — 0.7%
Cummins, Inc., Sr. Unsec’d. Notes	3.650%		10/01/23	205	219,940
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	400	499,802

					719,742

Banking — 4.8%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	565	562,109
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	175	204,617
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	525	531,845
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.375%		03/01/23	80	81,986
Citigroup, Inc., Sub. Notes(a)	5.500%		09/13/25	450	510,026
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	10	11,372

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%	03/15/20	915	$1,038,302
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	2.200%	10/22/19	290	290,789
JPMorgan Chase & Co., Sub. Notes	3.375%	05/01/23	485	488,262
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	5.500%	07/28/21	175	203,012
Morgan Stanley, Sub. Notes, MTN	4.875%	11/01/22	790	862,809
PNC Bank NA, Sub. Notes	3.800%	07/25/23	250	265,232
Wells Fargo & Co., Sub. Notes, MTN	3.450%	02/13/23	15	15,348

				5,065,709

Chemicals — 1.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	870	954,361
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%	07/15/23	285	301,893

				1,256,254

Diversified Financial Services — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	655	674,639

Electric — 0.7%
Nextera Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	665	695,990

Energy - Integrated
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	20	22,530

Energy - Other
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	45	45,464

Foods
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	10	9,866

Healthcare & Pharmaceutical — 1.0%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	15	16,244
Baxter International, Inc., Sr. Unsec’d. Notes	3.200%	06/15/23	390	395,634
Merck & Co., Inc., Sr. Unsec’d. Notes(a)	2.800%	05/18/23	655	670,352

				1,082,230

Healthcare Insurance — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	545	545,752

Insurance — 2.1%
Allstate Corp. (The), Sr. Unsec’d. Notes	3.150%	06/15/23	315	325,365
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	300	363,394
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%	04/15/22	500	569,760
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	210	223,678
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	600	672,430
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	10	10,229

				2,164,856

Pharmaceuticals — 0.8%
Actavis Funding SCS, Gtd. Notes(a)	3.450%	03/15/22	770	788,693

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Mylan, Inc., Gtd. Notes	1.800%		06/24/16	95	$95,764

					884,457

Pipelines & Other — 0.2%
Enterprise Products Operating LLC, Gtd. Notes	3.350%		03/15/23	150	151,635
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	10	10,809

					162,444

Road & Rail — 1.1%
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%		04/01/19	1,000	1,137,100

Technology — 0.3%
Oracle Corp., Sr. Unsec’d. Notes	3.625%		07/15/23	280	301,038

Telecommunications — 0.6%
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	550	630,566

TOTAL CORPORATE BONDS (cost $14,615,416)					15,398,637

NON-CORPORATE FOREIGN AGENCIES — 2.9%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%		07/24/24	705	731,555
Japan Finance Corp. (Japan), Gov’t. Gtd. Notes	2.500%		05/18/16	800	817,329
Royal Bank of Canada (Canada), Covered Bonds	2.200%		09/23/19	1,542	1,570,217

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $3,078,541)					3,119,101

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.0%
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	280	292,777
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	2,408	2,994,736
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	2,775	3,484,440
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	2,585	2,706,174

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,132,401)					9,478,127

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bonds	2.500%		02/15/45	155	153,571
U.S. Treasury Notes(h)	1.000%		09/30/19	435	429,121
U.S. Treasury Notes	2.000%		02/15/25	135	135,854
U.S. Treasury Notes(h)	2.250%		03/31/21	315	327,009
U.S. Treasury Notes	2.500%		05/15/24	1	1,050
U.S. Treasury Strips Coupon(h)	2.363%	(s)	08/15/30	900	619,769

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,652,184)					1,666,374

TOTAL LONG-TERM INVESTMENTS (cost $76,005,405)					76,842,846

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 4.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 4.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $5,112,625; includes $2,230,115 of cash collateral for securities on loan)(b)(w)	5,112,625	$5,112,625

	Notional Amount (000)#
OPTIONS PURCHASED*(j) — 0.1%

Call Options — 0.1%
2 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $109.63	5,600	6,125
expiring 04/24/15, Strike Price $110.13	5,600	437
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $127.00	3,000	60,938
expiring 04/24/15, Strike Price $133.00	3,000	938

TOTAL OPTIONS PURCHASED (cost $42,115)		68,438

TOTAL SHORT-TERM INVESTMENTS (cost $5,154,740)		5,181,063

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 77.7% (cost $81,160,145)		82,023,909

OPTIONS WRITTEN*(j)

Call Options
2 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $109.87	11,200	(3,500)
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $130.00	6,000	(19,688)

TOTAL OPTIONS WRITTEN (premiums received $22,167)		(23,188)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 77.7% (cost $81,137,978)		82,000,721
Other assets in excess of other liabilities(x) — 22.3%		23,479,572

NET ASSETS — 100.0%		$105,480,293

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,190,032; cash collateral of $2,230,115 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
16	2 Year U.S. Treasury Notes	Jun. 2015	$3,493,554	$3,506,500	$12,946
180	5 Year U.S. Treasury Notes	Jun. 2015	21,380,905	21,637,968	257,063
26	10 Year U.S. Treasury Notes	Jun. 2015	3,347,944	3,351,562	3,618
11	U.S. Ultra Bonds	Jun. 2015	1,868,641	1,868,625	(16)

					273,611

Short Position:
16	U.S. Long Bonds	Jun. 2015	2,601,128	2,622,000	(20,872)

					$252,739

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

(2) Cash of $610,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2015.

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
4,625	11/30/17	1.170%	3 Month LIBOR	(2)	$(35,054)	$—	$(35,054)	Credit Suisse First Boston Corp.
250	02/08/18	0.956%	3 Month LIBOR	(2)	607	—	607	Citigroup Global Markets
250	01/13/22	1.846%	3 Month LIBOR	(2)	(2,035)	—	(2,035)	Citigroup Global Markets
109,000	12/31/24	0.000%	3 Month LIBOR	(1)	11,980,183	—	11,980,183	JPMorgan Chase
50,000	12/31/24	0.000%	3 Month LIBOR	(1)	5,198,592	—	5,198,592	JPMorgan Chase
30,450	12/31/24	0.000%	3 Month LIBOR	(1)	3,183,214	—	3,183,214	Barclays Capital Group
14,600	12/31/24	0.000%	3 Month LIBOR	(1)	1,473,615	—	1,473,615	Citigroup Global Markets
1,170	03/30/25	2.015%	3 Month LIBOR	(2)	(4,508)	—	(4,508)	Barclays Capital Group

					$21,794,614	$—	$21,794,614

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
3,810	06/28/16	0.847%	3 Month LIBOR(2)	$160	$(14,530)	$(14,690)
14,536	06/10/18	1.205%	3 Month LIBOR(2)	—	(20,258)	(20,258)
207	08/02/18	1.614%	3 Month LIBOR(2)	151	(2,831)	(2,982)
1,000	08/16/18	1.641%	3 Month LIBOR(2)	154	(14,442)	(14,596)
8,200	09/19/18	1.781%	3 Month LIBOR(2)	187	(154,295)	(154,482)
6,000	10/03/18	1.566%	3 Month LIBOR(1)	177	67,686	67,509
9,450	12/10/18	1.560%	3 Month LIBOR(1)	192	95,168	94,976
10,300	07/29/20	2.178%	3 Month LIBOR(1)	212	315,613	315,401
40,700	09/09/20	2.613%	3 Month LIBOR(2)	323	(2,167,140)	(2,167,463)
21,685	10/06/21	2.308%	3 Month LIBOR(1)	280	767,809	767,529
11,210	10/31/21	1.957%	3 Month LIBOR(2)	(13,522)	(149,339)	(135,817)
9,750	10/25/23	2.653%	3 Month LIBOR(2)	166	(564,118)	(564,284)
3,200	10/28/23	2.638%	3 Month LIBOR(2)	176	(181,292)	(181,468)
3,900	02/06/24	2.761%	3 Month LIBOR(2)	181	(260,023)	(260,204)
7,275	02/12/24	2.078%	3 Month LIBOR(2)	194	(72,327)	(72,521)
9,500	05/19/24	2.641%	3 Month LIBOR(2)	226	(539,223)	(539,449)
8,500	06/02/24	2.533%	3 Month LIBOR(2)	218	(403,321)	(403,539)
5,500	06/03/24	2.570%	3 Month LIBOR(2)	194	(278,388)	(278,582)
3,720	08/18/24	2.750%	3 Month LIBOR(1)	106	246,113	246,007
31,720	10/06/24	2.649%	3 Month LIBOR(2)	404	(1,816,836)	(1,817,240)
22,000	03/11/25	2.324%	3 Month LIBOR(2)	326	(599,371)	(599,697)
65,000	04/02/25	2.049%	3 Month LIBOR(2)	670	—	(670)

				$(8,825)	$(5,745,345)	$(5,736,520)

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

Cash of $3,967,633 has been segregated with Citigroup Global Markets to cover requirements for open exchanged-traded swap contracts at March 31, 2015.

U.S. Treasury obligations with a combined market value of $1,246,134 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at March 31, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$24,142,551	$—
Commercial Mortgage-Backed Securities	—	23,038,056	—
Corporate Bonds	—	15,398,637	—
Non-Corporate Foreign Agencies	—	3,119,101	—
U.S. Government Agency Obligations	—	9,478,127	—
U.S. Treasury Obligations	—	1,666,374	—
Affiliated Money Market Mutual Fund	5,112,625	—	—
Options Purchased	68,438	—	—
Options Written	(23,188)	—	—
Other Financial Instruments*
Futures Contracts	252,739	—	—
Over-the-counter interest rate swaps	—	21,794,614	—
Exchange-traded interest rate swaps	—	(5,736,520)	—

Total	$5,410,614	$92,900,940	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.8%

ASSET-BACKED SECURITIES — 11.5%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	100	$100,074
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	500	500,632
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	600	599,934
Ally Auto Receivables Trust, Series 2015-SN1, Class A2A	0.930%		06/20/17	1,300	1,299,966
Ally Master Owner Trust, Series 2014-5, Class A1	0.665%	(c)	10/15/19	500	500,384
American Express Credit Account Master Trust, Series 2012-5, Class B	0.770%		05/15/18	800	800,530
American Express Credit Account Master Trust, Series 2013-1, Class A	0.595%	(c)	02/16/21	200	200,464
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	100	100,281
AmeriCredit Automobile Receivables, Series 2015-1, Class A2B	0.594%	(c)	04/09/18	500	500,166
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A2B	0.574%	(c)	04/09/18	400	400,100
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A, 144A	2.054%		08/20/16	167	167,136
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,800	1,799,811
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	700	705,182
BA Credit Card Trust, Series 2014-A1, Class A	0.555%	(c)	06/15/21	500	499,741
BA Credit Card Trust, Series 2015-A1, Class A	0.505%	(c)	06/15/20	600	600,142
Bank of America Auto Trust, Series 2012-1, Class B	1.590%		02/15/17	300	301,772
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	500	500,186
BMW Vehicle Lease Trust, Series 2014-1, Class A2	0.450%		03/21/16	31	30,907
CarMax Auto Owner Trust, Series 2014-4, Class A2B	0.443%	(c)	02/15/18	500	499,992
Chase Issuance Trust, Series 2007-C1, Class C1	0.635%	(c)	04/15/19	210	209,197
Chase Issuance Trust, Series 2012-A5, Class A5	0.590%		08/15/17	473	472,733
Chase Issuance Trust, Series 2015-A1, Class A	0.496%	(c)	02/18/20	900	900,006
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A2, 144A	0.560%		12/15/16	5	4,798
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	1,000	1,000,247
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A2, 144A	0.690%		09/15/17	200	200,059
Discover Card Execution Note Trust, Series 2010-A2, Class A2	0.755%	(c)	03/15/18	300	300,447
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.605%	(c)	07/15/21	200	200,457
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	615	614,961
Fifth Third Auto Trust, Series 2014-3, Class A2A	0.570%		05/15/17	600	599,791
Ford Credit Auto Owner Trust, Series 2012-B, Class B	1.670%		11/15/17	983	993,076
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	1,900	1,904,685

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	200	$200,011
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	200	203,707
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	300	305,606
Ford Credit Auto Owner Trust, Series 2014-A, Class A2	0.480%		11/15/16	14	13,902
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.555%	(c)	01/15/18	100	100,032
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.626%	(c)	10/20/19	1,000	999,511
GE Dealer Floorplan Master Note Trust, Series 2015-1, Class A	0.676%	(c)	01/20/20	700	700,435
GM Financial Automobile Leasing Trust, Series 2015-1, Class A2	1.100%		12/20/17	1,500	1,503,117
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B	0.345%	(c)	04/15/18	30	30,449
Honda Auto Receivables Owner Trust, Series 2012-3, Class A3	0.560%		05/15/16	119	119,467
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	1,036	1,036,990
Honda Auto Receivables Owner Trust, Series 2013-4, Class A2	0.450%		04/18/16	114	114,413
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/15/17	800	800,891
John Deere Owner Trust, Series 2015-A, Class A2B	0.449%	(c)	02/15/18	700	699,986
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.435%	(c)	08/16/21	300	298,709
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.425%	(c)	04/17/17	400	400,024
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	0.572%	(c)	01/15/20	700	700,662
SLM Student Loan Trust, Series 2005-4, Class A3	0.376%	(c)	01/25/27	500	488,403
SLM Student Loan Trust, Series 2012-3, Class A	0.824%	(c)	12/26/25	342	342,685
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	300	300,872
Volkswagen Auto Lease Trust, Series 2014-A, Class A2A	0.520%		10/20/16	29	29,321
Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A2	0.420%		07/20/16	306	306,399
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A2	0.530%		07/20/17	3,000	2,998,782
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.526%	(c)	07/22/19	100	99,798
World Omni Auto Receivables Trust 2014-B, Series B, Class A2B	0.405%	(c)	01/16/18	600	599,877
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A2B	0.385%	(c)	03/15/17	100	99,876

TOTAL ASSET-BACKED SECURITIES (cost $30,972,646)					31,001,782

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.5%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.762%	(c)	05/10/45	600	630,751
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44	1,393	1,452,451
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.536%	(c)	04/10/49	922	981,664
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	485	522,126
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 4, Class A5B	4.997%	(c)	07/10/45	500	503,263
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class AM	5.575%	(c)	04/12/38	50	51,989
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	100	103,735
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	168	175,492
COMM 2014-UBS5 Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	2,000	2,164,970
COMM 2015-CCRE22 Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	1,300	1,355,732
COMM Mortgage Trust, Series 2012-CCRE1, Class A2	2.350%		05/15/45	993	1,013,142
COMM Mortgage Trust, Series 2012-LC4, Class A2	2.256%		12/10/44	50	50,911
COMM Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	1,000	1,042,940
Commercial Mortgage Loan Trust, Series LS1-CA1A, Class A1A	6.028%	(c)	12/10/49	82	89,707
Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class AJ	5.468%	(c)	02/15/39	400	413,434
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A1	0.666%		10/15/45	27	27,320
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%		10/15/45	50	50,538
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class A5	3.917%		10/10/47	500	545,846
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.740%	(c)	06/10/46	140	145,770
Commercial Mortgage Trust, Series 2006-GG7, Class A4	5.787%	(c)	07/10/38	1,390	1,440,601
Commercial Mortgage Trust, Series 2012 CR4-C2, Class A2	1.801%		10/15/45	55	55,387
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	110	116,304
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	80	83,084
Credit Suisse Commercial Mortgage Trust (Switzerland), Series 2006-C2, Class A1A	5.648%	(c)	03/15/39	576	594,013
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3	5.648%	(c)	03/15/39	86	88,148
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	1,387	1,463,124
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AM	5.230%	(c)	12/15/40	80	81,682
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	2,650	2,719,483
FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class A2	3.527%		10/25/23	1,120	1,218,109

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%		02/25/23	670	$720,355
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A7A	4.974%	(c)	07/10/45	200	200,256
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A	5.233%	(c)	11/10/45	426	433,385
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	1,212	1,220,887
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM	5.277%	(c)	04/10/37	110	111,658
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	50	50,810
GS Mortgage Securities Trust, Series 2006-GG6, Class AM	5.553%	(c)	04/10/38	1,450	1,491,035
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	160	166,848
GS Mortgage Securities Trust, Series 2014-GC20, Class A4	3.721%		04/10/47	20	21,439
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	25	26,375
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	90	95,717
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	150	158,892
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,000	1,053,373
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class AM	4.948%	(c)	09/12/37	50	50,465
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class AM	4.999%	(c)	10/15/42	1,000	1,007,924
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A1	0.670%		12/15/47	12	11,515
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.260%	(c)	01/12/43	250	252,902
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.270%	(c)	12/15/44	50	51,116
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A1	0.730%		12/15/47	54	53,940
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	3,184	3,416,639
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%	(c)	07/12/38	183	183,512
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%	(c)	07/12/38	600	605,993
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM	5.282%	(c)	11/12/37	1,320	1,344,600
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291%	(c)	01/12/44	44	44,409
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.659%	(c)	05/12/39	100	104,189
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	5.875%		06/12/46	55	57,708
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	800	804,281
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM	5.773%	(c)	07/12/44	35	36,776
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	455	467,140

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.272%	(c)	10/15/44	500	$507,047
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	1,400	1,442,846
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A3	5.558%	(c)	03/15/45	1,212	1,242,358
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AM	5.609%	(c)	03/15/45	500	518,958
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.712%	(c)	05/15/43	50	51,860
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM	5.715%	(c)	05/15/43	50	52,217
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749%	(c)	07/15/45	28	29,729
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	1,600	1,647,952
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	50	52,078

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $39,049,939)					38,970,900

CORPORATE BONDS — 9.6%

Aerospace & Defense
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900%		03/01/25	110	110,792

Automobiles — 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%		11/04/19	400	405,274

Automotive
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.400%		09/15/19	55	55,926

Banking — 3.5%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.250%		08/15/19	130	131,884
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	1,220	1,306,420
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	345	356,925
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	3.650%		02/04/24	10	10,700
Citigroup, Inc., Sr. Unsec’d. Notes	2.550%		04/08/19	25	25,486
Citigroup, Inc., Sr. Unsec’d. Notes	3.750%		06/16/24	1,265	1,322,130
Citigroup, Inc., Sub. Notes	4.300%		11/20/26	125	129,286
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	95	107,672
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%		01/31/19	75	76,625
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	300	305,266
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		07/08/24	1,165	1,219,256
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	25	29,184
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19	415	416,129
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%		01/23/25	925	927,713
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	130	135,173
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	260	261,749
Morgan Stanley, Sr. Unsec’d. Notes	2.500%		01/24/19	50	50,925
Morgan Stanley, Sr. Unsec’d. Notes	3.700%		10/23/24	350	364,904
Morgan Stanley, Sr. Unsec’d. Notes	3.875%		04/29/24	880	925,394

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	50	$58,003
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	120	124,885
Morgan Stanley, Sub. Notes, MTN	4.350%		09/08/26	100	104,826
PNC Bank NA, Sr. Unsec’d. Notes	3.000%		02/23/25	345	345,604
PNC Bank NA, Sr. Unsec’d. Notes	3.300%		10/30/24	250	259,730
US Bancorp, Sr. Unsec’d. Notes, MTN	3.700%		01/30/24	25	26,914
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		02/19/25	340	341,462
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.300%		09/09/24	30	30,985
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		01/22/21	45	46,544

					9,441,774

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	2.200%		05/22/19	350	354,522
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/22/24	350	368,076
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24	400	427,122

					1,149,720

Chemicals — 0.4%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.500%		10/01/24	650	660,074
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%		07/15/23	450	476,672

					1,136,746

Communications Equipment — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	3.450%		05/06/24	650	689,877

Consumer Finance — 0.3%
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%		02/05/25	535	530,558
Discover Financial Services, Sr. Unsec’d. Notes	3.750%		03/04/25	205	206,504

					737,062

Diversified Financial Services — 0.1%
Discover Financial Services, Sr. Unsec’d. Notes	5.200%		04/27/22	25	27,837
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%		01/09/23	25	25,750
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.450%		05/15/24	200	210,626

					264,213

Electric — 0.1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.000%		03/01/19	150	171,665

Energy — Integrated
Exxon Mobil Corp., Sr. Unsec’d. Notes	0.421%	(c)	03/15/19	50	50,054

Energy — Other — 0.3%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	25	25,258
EOG Resources, Inc., Sr. Unsec’d. Notes	3.150%		04/01/25	625	637,404
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%		04/01/20	50	50,787

					713,449

Food & Staples Retailing — 0.4%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%		08/12/24	1,100	1,140,703

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Food & Staples Retailing (cont’d.)
CVS Health Corp., Sr. Unsec’d. Notes	4.000%	12/05/23	25	$27,100

				1,167,803

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	50	49,329
JM Smucker Co. (The), Gtd. Notes, 144A	3.500%	03/15/25	505	519,147

				568,476

Gas Utilities
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	125	130,304

Healthcare & Pharmaceutical — 0.1%
Johnson & Johnson, Sr. Unsec’d. Notes	3.375%	12/05/23	50	53,633
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%	09/29/21	320	331,308

				384,941

Healthcare Equipment & Services — 0.2%
Medtronic, Inc., Gtd. Notes, 144A	3.500%	03/15/25	600	627,235

Healthcare Insurance
Aetna, Inc., Sr. Unsec’d. Notes	2.200%	03/15/19	25	25,263

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%	07/16/19	35	35,519
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	400	433,010
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	25	26,628
Lincoln National Corp., Sr. Unsec’d. Notes	3.350%	03/09/25	245	247,804
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	200	226,099

				969,060

Oil & Gas — 0.1%
Nabors Industries, Inc., Gtd. Notes	5.000%	09/15/20	150	149,383
Shell International Finance BV (Netherlands), Gtd. Notes	1.900%	08/10/18	50	50,849

				200,232

Oil & Gas Equipment & Services — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	340	350,974

Pharmaceuticals — 1.2%
Actavis Funding SCS (LX), Gtd. Notes	3.450%	03/15/22	1,285	1,316,196
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	650	680,291
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%	02/10/25	1,090	1,089,117
Novartis Capital Corp. (Switzerland), Gtd. Notes	3.400%	05/06/24	50	53,366

				3,138,970

Pipelines & Other
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	35	36,618

Railroads — 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.000%	04/01/25	600	605,093

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Railroads (cont’d.)
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%		09/15/21	150	$159,264

					764,357

Retailers — 0.2%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	3.300%		04/22/24	400	422,884
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%		04/15/21	25	28,064

					450,948

Software — 0.3%
Microsoft Corp., Sr. Unsec’d. Notes	2.375%		02/12/22	310	312,239
Microsoft Corp., Sr. Unsec’d. Notes	2.700%		02/12/25	135	135,521
Oracle Corp., Sr. Unsec’d. Notes	3.400%		07/08/24	400	420,476

					868,236

Specialty Retail — 0.2%
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/15/24	425	463,192

Technology
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.750%		01/14/19	100	102,520

Telecommunications — 0.3%
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	600	687,890

TOTAL CORPORATE BONDS (cost $25,428,685)					25,863,571

NON-CORPORATE FOREIGN AGENCIES — 1.1%
Bank of England Euro Note (United Kingdom), Bonds, RegS	0.875%		03/17/17	1,000	1,003,372
Netherlands Government Bond (Netherlands), Bonds, RegS	1.000%		02/24/17	600	603,073
Royal Bank of Canada (Canada), Covered Bonds	2.200%		09/23/19	1,319	1,343,136

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,935,507)					2,949,581

SOVEREIGNS — 0.7%
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	600	610,856
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, MTN, RegS	1.500%		06/22/18	600	605,100
Republic of Austria (Austria), Sr. Unsec’d. Notes, MTN, RegS	1.750%		06/17/16	600	609,354

TOTAL SOVEREIGNS (cost $1,820,987)					1,825,310

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.3%
Federal Home Loan Banks	0.500%		09/28/16	1,200	1,200,044
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	250	258,524
Federal National Mortgage Assoc	1.625%	(c)	01/21/20	60	60,414
Federal National Mortgage Assoc	1.875%		02/19/19	25	25,577
Federal National Mortgage Assoc.(k)	1.875%		09/18/18	3,000	3,075,423
Federal National Mortgage Assoc	2.625%		09/06/24	3,975	4,118,458
Financing Corp., Strips Principal, Unsec’d. Notes, PO	1.355%	(s)	05/11/18	3,580	3,461,620

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Israel Government USAID Bond (Israel), Gtd. Notes	2.185%	(s)	08/15/24	300	$237,108
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	4,260	5,349,086
Residual Funding Corp., Strips Principal, Unsec’d. Notes, PO	2.220%	(s)	01/15/21	270	242,408
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	1,415	1,481,330

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $19,214,838)					19,509,992

U.S. TREASURY OBLIGATIONS — 50.1%
U.S. Treasury Bonds	2.500%		02/15/45	820	812,440
U.S. Treasury Bonds	2.875%		03/31/18	45	47,626
U.S. Treasury Bonds	2.875%		05/15/43	840	894,994
U.S. Treasury Bonds	3.125%		05/15/21	615	669,533
U.S. Treasury Bonds	3.375%		05/15/44	2,685	3,145,435
U.S. Treasury Bonds	4.500%		05/15/38	1,280	1,742,100
U.S. Treasury Inflation Indexed Bonds, TIPS	4.375%		02/15/38	1,815	2,430,966
U.S. Treasury Notes	1.500%		10/31/19	995	1,002,852
U.S. Treasury Notes	1.625%		04/30/19	135	137,236
U.S. Treasury Notes(h)	1.750%		05/15/23	49,685	49,417,148
U.S. Treasury Notes(k)	2.000%		02/28/21	400	409,750
U.S. Treasury Notes	2.000%		02/15/25	485	488,069
U.S. Treasury Notes(h)	2.375%		08/15/24	48,980	50,916,228
U.S. Treasury Notes	2.500%		05/15/24	14,010	14,717,071
U.S. Treasury Notes	3.000%		11/15/44	385	421,846
U.S. Treasury Strips Coupon	2.340%	(s)	02/15/29	7,460	5,367,918
U.S. Treasury Strips Coupon	2.410%	(s)	08/15/30	2,400	1,652,717
U.S. Treasury Strips Principal	2.500%	(s)	05/15/43	5	2,395
U.S. Treasury Strips Principal	2.731%	(s)	05/15/44	20	9,353

TOTAL U.S. TREASURY OBLIGATIONS (cost $131,203,919)					134,285,677

TOTAL LONG-TERM INVESTMENTS (cost $250,626,521)					254,406,813

				Shares
SHORT-TERM INVESTMENTS — 4.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 4.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $13,036,517)(w)				13,036,517	13,036,517

				Notional Amount (000)#
OPTIONS PURCHASED*(j)

Call Options
2 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $109.63				14,000	15,312
expiring 04/24/15, Strike Price $110.13				14,000	1,094
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $127.00				2,300	46,719
expiring 04/24/15, Strike Price $133.00				2,300	719

TOTAL OPTIONS PURCHASED (cost $39,285)					63,844

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

		Value
TOTAL SHORT-TERM INVESTMENTS (cost $13,075,802)		$13,100,361

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.7% (cost $263,702,323)		267,507,174

	Notional Amount (000)#
OPTIONS WRITTEN*(j)

Call Options
2 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $109.88	28,000	(8,750)
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $130.00	4,600	(15,094)

TOTAL OPTIONS WRITTEN (premiums received $19,856)		(23,844)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 99.7% (cost $263,682,467)		267,483,330
Other assets in excess of liabilities(x) — 0.3%		670,687

NET ASSETS — 100.0%		$268,154,017

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Position:
10	10 Year U.S. Treasury Notes	Jun. 2015	$1,284,233	$1,289,062	$4,829

Short Positions:
231	2 Year U.S. Treasury Notes	Jun. 2015	50,465,217	50,625,093	(159,876)
267	5 Year U.S. Treasury Notes	Jun. 2015	31,856,451	32,096,320	(239,869)
54	U.S. Long Bonds	Jun. 2015	8,832,296	8,849,250	(16,954)
24	U.S. Ultra Bonds	Jun. 2015	4,039,933	4,077,000	(37,067)

					(453,766)

					$(448,937)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

(2) A U.S. Government Agency obligation and a U.S. Treasury obligation with a combined market value of $768,603 have been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2015.

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter swap agreements:
2,930	03/30/25	2.015%	3 Month LIBOR	(2)	$(11,289)	$—	$(11,289)	Barclays Capital Group

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
8,660	10/31/21	1.957%	3 Month LIBOR(2)	$(10,378)	$(115,368)	$(104,990)
75,000	03/18/22	2.086%	3 Month LIBOR(2)	600	(1,476,175)	(1,476,775)
8,040	02/12/24	2.078%	3 Month LIBOR(2)	198	(79,933)	(80,131)
160	08/18/24	2.750%	3 Month LIBOR(1)	151	10,586	10,435
850	09/06/24	2.735%	3 Month LIBOR(2)	157	(55,120)	(55,277)
19,000	10/07/24	2.606%	3 Month LIBOR(1)	302	1,015,781	1,015,479
15,000	10/09/24	2.582%	3 Month LIBOR(1)	270	770,027	769,757
11,000	01/06/25	2.240%	3 Month LIBOR(1)	238	220,620	220,382
22,000	01/22/25	1.916%	3 Month LIBOR(2)	326	(212,359)	(212,685)
19,000	03/02/25	2.119%	3 Month LIBOR(1)	302	159,579	159,277
6,800	03/12/25	2.243%	3 Month LIBOR(1)	204	134,101	133,897
65,000	03/19/25	2.300%	3 Month LIBOR(1)	670	1,623,063	1,622,393
14,200	12/31/25	0.000%	3 Month LIBOR(1)	264	1,554,690	1,554,426
8,800	12/31/25	0.000%	3 Month LIBOR(1)	220	1,001,424	1,001,204
4,650	12/31/25	0.000%	3 Month LIBOR(1)	187	983,872	983,685
3,350	12/31/25	0.000%	3 Month LIBOR(1)	177	261,843	261,666
10,000	10/09/29	2.892%	3 Month LIBOR(1)	250	858,273	858,023
24,200	03/12/30	2.441%	3 Month LIBOR(1)	392	660,602	660,210

				$(5,470)	$7,315,506	$7,320,976

U.S. Treasury securities with a combined market value of $8,363,726 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at March 31, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$29,701,816	$1,299,966
Commercial Mortgage-Backed Securities	—	37,322,948	1,647,952
Corporate Bonds	—	25,863,571	—
Non-Corporate Foreign Agencies	—	2,949,581	—
Sovereigns	—	1,825,310	—
U.S. Government Agency Obligations	—	19,509,992	—
U.S. Treasury Obligations	—	134,285,677	—
Affiliated Money Market Mutual Fund	13,036,517	—	—
Options Purchased	63,844	—	—
Options Written	(23,844)	—	—
Other Financial Instruments*
Futures Contracts	(448,937)	—	—
Over-the-counter credit default swaps	—	(11,289)	—

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Exchange-traded interest rate swaps	—	7,320,976	—

Total	$12,627,580	$258,768,582	$2,947,918

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage-Backed Securities	Commercial Mortgage-Backed Securities
Balance as of 12/31/14	$—	$—
Accrued discount/premium	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Purchases	1,299,966	1,647,952
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 03/31/15	$1,299,966	$1,647,952

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2015	Valuation Methodology	Unobservable Inputs
Non-Residential Mortgage-Backed Securities	$1,299,966	Market approach	Single broker indicative quote
Commercial Mortgage-Backed Securities	1,647,952	Market approach	Single broker indicative quote

	$2,947,918

AST BOND PORTFOLIO 2026

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.5%

ASSET-BACKED SECURITIES — 8.8%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2015-SN1, Class A2A	0.930%		06/20/17	200	$199,995
AmeriCredit Automobile Receivables, Series 2015-1, Class A2B	0.594%	(c)	04/09/18	50	50,017
BA Credit Card Trust, Series 2015-A1, Class A	0.505%	(c)	06/15/20	50	50,012
Chase Issuance Trust, Series 2013-A3, Class A3	0.455%	(c)	04/15/20	200	199,637
Chase Issuance Trust, Series 2015-A1, Class A	0.496%	(c)	02/18/20	100	100,001
Citibank Credit Card Issuance Trust, Series 2003-A7, Class A7	4.150%		07/07/17	77	77,754
Ford Credit Auto Owner Trust, Series 2014-B, Class A2	0.470%		03/15/17	104	104,268
Ford Credit Auto Owner Trust, Series 2015-A, Class A2B	0.447%	(c)	01/15/18	100	100,000
GM Financial Automobile Leasing Trust, Series 2015-1, Class A2	1.100%		12/20/17	200	200,416
Honda Auto Receivables Owner Trust, Series 2013-4, Class A2	0.450%		04/18/16	72	72,262
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	100	100,111
John Deere Owner Trust, Series 2015-A, Class A2B	0.449%	(c)	02/15/18	100	99,998
SLM Student Loan Trust, Series 2013-6, Class A1	0.454%	(c)	02/25/19	262	261,811
Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A2	0.420%		07/20/16	84	84,330
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A2	0.530%		07/20/17	200	199,919

TOTAL ASSET-BACKED SECURITIES (cost $1,899,985)					1,900,531

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.8%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44	93	96,830
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class A5	3.917%		10/10/47	206	224,888
Commercial Mortgage Trust, Series 2006-GG7, Class A4	5.816%	(c)	07/10/38	48	49,676
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	215	232,734
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	100	104,287
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A1A	5.648%	(c)	03/15/39	64	66,001
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3	5.648%	(c)	03/15/39	57	58,766
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	48	50,453
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	200	205,244
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%		02/25/23	200	215,031
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527%		10/25/23	180	195,767
GS Mortgage Securities Trust, Series 2006-GG6, Class AM	5.553%	(c)	04/10/38	50	51,415

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	60	$62,568
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	60	63,811
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class A4B	4.996%	(c)	08/15/42	70	70,455
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	212	227,776
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM	5.282%	(c)	11/12/37	70	71,305
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.659%	(c)	05/12/39	50	52,094
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	5.875%	(c)	06/12/46	50	52,462
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	250	256,691
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	50	51,530
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A3	5.558%	(c)	03/15/45	162	165,648
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM	5.715%	(c)	05/15/43	116	121,144
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	70	73,654
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	50	53,763
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	100	102,997

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,976,758)					2,976,990

CORPORATE BONDS — 9.1%

Aerospace & Defense
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900%		03/01/25	5	5,036

Banking — 3.4%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	135	144,563
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%		02/05/25	25	24,792
Citigroup, Inc., Sr. Unsec’d. Notes	3.750%		06/16/24	130	135,871
Discover Financial Services, Sr. Unsec’d. Notes	3.750%		03/04/25	20	20,147
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	75	76,317
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	55	57,561
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%		01/23/25	130	130,381
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.700%		10/23/24	75	78,194
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%		04/29/24	55	57,837
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		02/19/25	20	20,086

					745,749

Chemicals — 0.5%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.500%		10/01/24	100	101,550

Energy - Other — 0.5%
EOG Resources, Inc., Sr. Unsec’d. Notes	3.150%		04/01/25	100	101,985

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Foods — 0.2%
JM Smucker Co. (The), Gtd. Notes, 144A	3.500%		03/15/25	35	$35,980

Healthcare & Pharmaceutical — 1.7%
Actavis Funding SCS, Gtd. Notes	3.450%		03/15/22	85	87,064
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%		12/15/24	100	104,660
Medtronic, Inc., Gtd. Notes, 144A	3.500%		03/15/25	100	104,539
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%		02/10/25	70	69,943

					366,206

Insurance — 0.1%
Lincoln National Corp., Sr. Unsec’d. Notes	3.350%		03/09/25	20	20,229

Railroads — 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.000%		04/01/25	100	100,849

Retailers — 0.8%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%		08/12/24	75	77,775
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/15/24	100	108,986

					186,761

Technology — 0.9%
Apple, Inc., Sr. Unsec’d. Notes	3.450%		05/06/24	100	106,135
Microsoft Corp., Sr. Unsec’d. Notes	2.375%		02/12/22	15	15,108
Microsoft Corp., Sr. Unsec’d. Notes	2.700%		02/12/25	85	85,328

					206,571

Telecommunications — 0.5%
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/24	100	102,336

TOTAL CORPORATE BONDS (cost $1,964,031)					1,973,252

NON-CORPORATE FOREIGN AGENCY — 0.3%
Royal Bank of Canada (Canada), Covered Notes (cost $63,788)	2.200%		09/23/19	63	64,153

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.0%
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	650	672,163
Federal National Mortgage Assoc	2.625%		09/06/24	660	683,819
Government National Mortgage Assoc.	3.500%		TBA	2,000	2,104,453
Israel Government USAID Bond, Gov’t. Gtd. Notes	5.500%		04/26/24	205	257,409
Residual Funding Corp. Strips Principal	1.581%	(s)	10/15/19	650	604,297

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,319,295)					4,322,141

U.S. TREASURY OBLIGATIONS — 45.5%
U.S. Treasury Bonds	2.500%		02/15/45	45	44,585
U.S. Treasury Bonds(k)	5.250%		02/15/29	1,045	1,429,446
U.S. Treasury Notes	1.375%		03/31/20	550	550,086
U.S. Treasury Notes	1.750%		05/15/23	2,590	2,576,037
U.S. Treasury Notes	2.000%		02/15/25	725	729,588
U.S. Treasury Notes	2.375%		08/15/24	4,350	4,521,960

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,731,772)					9,851,702

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

		Value
TOTAL LONG-TERM INVESTMENTS (cost $20,955,629)		$21,088,769

	Shares
SHORT-TERM INVESTMENTS — 4.7%

AFFILIATED MONEY MARKET MUTUAL FUND — 4.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,018,997)(w)	1,018,997	1,018,997

	Notional Amount (000)#
OPTIONS PURCHASED*(j)

Call Options
2 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $109.63	1,000	1,094
expiring 04/24/15, Strike Price $110.13	1,000	78

TOTAL OPTIONS PURCHASED (cost $721)		1,172

TOTAL SHORT-TERM INVESTMENTS (cost $1,019,718)		1,020,169

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 102.2% (cost $21,975,347)		22,108,938

OPTION WRITTEN*(j)

Call Option
2 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $109.87 (premiums received $295)	2,000	(625)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 102.2% (cost $21,975,052)		22,108,313
Liabilities in excess of other assets(x) — (2.2)%		(481,937)

NET ASSETS — 100.0%		$21,626,376

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized (Depreciation)(1)(2)
Long Position:
5	U.S. Ultra Bonds	Jun. 2015	$856,789	$849,375	$(7,414)

Short Positions:
19	2 Year U.S. Treasury Notes	Jun. 2015	4,149,614	4,163,969	(14,355)
12	5 Year U.S. Treasury Notes	Jun. 2015	1,437,826	1,442,531	(4,705)
38	10 Year U.S. Treasury Notes	Jun. 2015	4,835,913	4,898,437	(62,524)
3	U.S. Long Bonds	Jun. 2015	490,214	491,625	(1,411)

					(82,995)

					$(90,409)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

(2) A U.S. Treasury security with a market value of $191,505 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2015.

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter swap agreements:
230	03/30/25	2.015%	3 Month LIBOR	(2)	$ (886)	$ —	$ (886)	Barclays Capital Group

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
460	10/31/21	1.957%	3 Month LIBOR(2)	$(267)	$(6,128)	$(5,861)
460	02/12/24	2.078%	3 Month LIBOR(2)	153	(4,573)	(4,726)
1,800	03/02/25	2.118%	3 Month LIBOR(1)	164	15,035	14,871
3,200	03/12/25	2.243%	3 Month LIBOR(1)	176	63,106	62,930
5,000	12/31/26	0.000%	3 Month LIBOR(1)	190	159,529	159,339
4,800	03/12/30	2.441%	3 Month LIBOR(1)	198	131,029	130,831

				$614	$357,998	$357,384

Cash balance of $800,000 has been segregated with Citigroup Global Markets to cover requirements for open exchange-trade swap contracts at March 31, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$1,700,536	$199,995
Commercial Mortgage-Backed Securities	—	2,873,993	102,997
Corporate Bonds	—	1,973,252	—
Non-Corporate Foreign Agency	—	64,153	—
U.S. Government Agency Obligations	—	4,322,141	—
U.S. Treasury Obligations	—	9,851,702	—
Affiliated Money Market Mutual Fund	1,018,997	—	—
Options Purchased	1,172	—	—
Option Written	(625)	—	—
Other Financial Instruments*
Futures Contracts	(90,409)	—	—
Over-the-counter interest rate swaps	—	(886)	—
Exchange-traded interest rate swaps	—	357,384	—

Total	$929,135	$21,142,275	$302,992

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage-Backed Securities	Commercial Mortgage-Backed Securities
Balance as of 12/31/14	$—	$—
Accrued discount/premium	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Purchases	199,995	102,997
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 03/31/15	$199,995	$102,997

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2015	Valuation Methodology	Unobservable Inputs
Non-Residential Mortgage-Backed Securities	$199,995	Market approach	Single broker indicative quote
Commercial Mortgage-Backed Securities	102,997	Market approach	Single broker indicative quote

	$302,992

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Aerospace & Defense — 6.4%
General Dynamics Corp.	34,751	$4,716,753
Honeywell International, Inc.	36,174	3,773,310
Lockheed Martin Corp.	85,195	17,291,177
Raytheon Co.	110,529	12,075,293
United Technologies Corp.	120,981	14,178,973

		52,035,506

Airlines — 1.6%
Delta Air Lines, Inc.	200,862	9,030,756
United Continental Holdings, Inc.*	54,949	3,695,320

		12,726,076

Auto Components — 0.8%
Lear Corp.	58,854	6,522,200

Banks — 11.1%
BB&T Corp.	155,982	6,081,738
Citigroup, Inc.	376,257	19,384,761
Fifth Third Bancorp	193,673	3,650,736
JPMorgan Chase & Co.	485,527	29,413,226
Wells Fargo & Co.	579,449	31,522,026

		90,052,487

Biotechnology — 0.9%
Gilead Sciences, Inc.*	75,863	7,444,436

Chemicals — 0.7%
Huntsman Corp.	269,307	5,970,536

Communications Equipment — 3.3%
Brocade Communications Systems, Inc.	556,663	6,604,806
Cisco Systems, Inc.	658,425	18,123,148
Harris Corp.	27,893	2,196,853

		26,924,807

Consumer Finance — 4.8%
Ally Financial, Inc.*	204,400	4,288,311
Capital One Financial Corp.	302,721	23,860,469
Discover Financial Services	198,493	11,185,081

		39,333,861

Containers & Packaging — 1.9%
Avery Dennison Corp.	82,704	4,375,869
Crown Holdings, Inc.*	111,924	6,046,134
MeadWestvaco Corp.	95,567	4,765,926

		15,187,929

Diversified Consumer Services — 0.4%
Apollo Education Group, Inc.*	162,888	3,081,841

Diversified Financial Services — 3.8%
Berkshire Hathaway, Inc. (Class B Stock)*	216,401	31,230,992

Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	180,594	8,782,286

Electrical Equipment — 0.4%
Emerson Electric Co.	58,186	3,294,491

Electronic Equipment, Instruments & Components — 1.2%
TE Connectivity Ltd. (Switzerland)	131,530	9,420,179

Food & Staples Retailing — 2.2%
CVS Health Corp.	175,210	18,083,424

Food Products — 1.6%
Kellogg Co.	38,667	2,550,089

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Tyson Foods, Inc. (Class A Stock)	279,375	$10,700,062

		13,250,151

Health Care Equipment & Supplies — 2.8%
Medtronic PLC	207,636	16,193,532
Zimmer Holdings, Inc.	54,428	6,396,379

		22,589,911

Health Care Providers & Services — 4.3%
Anthem, Inc.	40,754	6,292,825
Express Scripts Holding Co.*	164,450	14,269,326
Omnicare, Inc.	106,729	8,224,537
Quest Diagnostics, Inc.	82,634	6,350,423

		35,137,111

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	25,411	2,476,048
Six Flags Entertainment Corp.	91,065	4,408,457

		6,884,505

Independent Power & Renewable Electricity Producers — 1.0%
AES Corp.	645,700	8,297,245

Insurance — 7.1%
ACE Ltd. (Switzerland)	104,351	11,634,093
Allstate Corp. (The)	214,825	15,289,095
AON PLC	51,975	4,995,837
MetLife, Inc.	158,492	8,011,771
Travelers Cos., Inc. (The)	111,663	12,074,120
Validus Holdings Ltd. (Bermuda)	36,613	1,541,407
XL Group PLC (Ireland)	113,656	4,182,541

		57,728,864

IT Services — 0.5%
Fidelity National Information Services, Inc.	56,751	3,862,473

Machinery — 1.2%
Crane Co.	84,304	5,261,413
Ingersoll-Rand PLC	64,726	4,406,546

		9,667,959

Media — 5.2%
Comcast Corp. (Class A Stock)	124,671	7,040,171
Liberty Broadband Corp. (Class A Stock)*	63,454	3,591,496
Liberty Global PLC (United Kingdom) (Class A Stock)*	287,366	14,313,700
Liberty Media Corp. (Class A Stock)*	67,250	2,592,488
Liberty Media Corp. (Class C Stock)*	142,718	5,451,828
Omnicom Group, Inc.(a)	45,493	3,547,544
Scripps Networks Interactive, Inc. (Class A Stock)(a)	60,185	4,126,284
Time, Inc.	85,023	1,907,916

		42,571,427

Metals & Mining — 0.3%
Barrick Gold Corp. (Canada)	201,399	2,207,333

Multiline Retail — 0.6%
Macy’s, Inc.	80,903	5,251,414

Oil, Gas & Consumable Fuels — 8.9%
Anadarko Petroleum Corp.	68,973	5,711,654
Canadian Natural Resources Ltd. (Canada)	260,061	7,986,473
Energen Corp.	74,832	4,938,912
EOG Resources, Inc.	80,255	7,358,581

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
EQT Corp.	76,427	$6,333,505
Marathon Petroleum Corp.	94,025	9,627,220
Occidental Petroleum Corp.	132,163	9,647,899
Phillips 66	190,629	14,983,439
QEP Resources, Inc.	224,226	4,675,112
Rice Energy, Inc.*	70,543	1,535,016

		72,797,811

Paper & Forest Products — 0.8%
International Paper Co.	114,969	6,379,630

Pharmaceuticals — 10.2%
AbbVie, Inc.	139,739	8,180,321
Johnson & Johnson	191,302	19,244,981
Merck & Co., Inc.	271,735	15,619,328
Pfizer, Inc.	749,676	26,081,228
Shire PLC (Ireland), ADR	15,934	3,812,847
Teva Pharmaceutical Industries Ltd. (Israel), ADR	157,173	9,791,878

		82,730,583

Semiconductors & Semiconductor Equipment — 1.0%
NXP Semiconductor NV (Netherlands)*	52,402	5,259,065
ON Semiconductor Corp.*	246,463	2,984,667

		8,243,732

Software — 4.4%
Activision Blizzard, Inc.	322,553	7,330,017
Microsoft Corp.	401,572	16,325,910
Oracle Corp.	275,022	11,867,199

		35,523,126

Specialty Retail — 1.6%
Gap, Inc. (The)	180,327	7,813,569
Home Depot, Inc. (The)	43,300	4,919,313

		12,732,882

Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	183,255	22,802,420
EMC Corp.	521,543	13,330,639
Seagate Technology PLC (Ireland)(a)	63,386	3,297,974
Western Digital Corp.	93,399	8,500,243

		47,931,276

TOTAL LONG-TERM INVESTMENTS
(cost $737,025,857)		803,878,484

SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $20,622,725; includes $10,045,286 of cash collateral received for securities on loan)(b)(w)	20,622,725	20,622,725

TOTAL INVESTMENTS — 101.3% (cost $757,648,582)		824,501,209
Liabilities in excess of other assets — (1.3)%		(10,753,241)

NET ASSETS — 100.0%		$813,747,968

See	the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,684,461; cash collateral of $10,045,286 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$52,035,506	$—	$—
Airlines	12,726,076	—	—
Auto Components	6,522,200	—	—
Banks	90,052,487	—	—
Biotechnology	7,444,436	—	—
Chemicals	5,970,536	—	—
Communications Equipment	26,924,807	—	—
Consumer Finance	39,333,861	—	—
Containers & Packaging	15,187,929	—	—
Diversified Consumer Services	3,081,841	—	—
Diversified Financial Services	31,230,992	—	—
Diversified Telecommunication Services	8,782,286	—	—
Electrical Equipment	3,294,491	—	—
Electronic Equipment, Instruments & Components	9,420,179	—	—
Food & Staples Retailing	18,083,424	—	—
Food Products	13,250,151	—	—
Health Care Equipment & Supplies	22,589,911	—	—
Health Care Providers & Services	35,137,111	—	—
Hotels, Restaurants & Leisure	6,884,505	—	—
Independent Power & Renewable Electricity Producers	8,297,245	—	—
Insurance	57,728,864	—	—
IT Services	3,862,473	—	—
Machinery	9,667,959	—	—
Media	42,571,427	—	—
Metals & Mining	2,207,333	—	—
Multiline Retail	5,251,414	—	—
Oil, Gas & Consumable Fuels	72,797,811	—	—
Paper & Forest Products	6,379,630	—	—
Pharmaceuticals	82,730,583	—	—
Semiconductors & Semiconductor Equipment	8,243,732	—	—
Software	35,523,126	—	—
Specialty Retail	12,732,882	—	—
Technology Hardware, Storage & Peripherals	47,931,276	—	—
Affiliated Money Market Mutual Fund	20,622,725	—	—

Total	$824,501,209	$—	$—

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.1%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio*	1,844,807	$18,743,236
AST AQR Large-Cap Portfolio*	114,109,279	1,545,039,639
AST Boston Partners Large-Cap Value Portfolio*	18,682,471	340,955,091
AST ClearBridge Dividend Growth Portfolio* .	25,765,509	345,000,160
AST Goldman Sachs Large-Cap Value Portfolio*	12,779,226	340,821,965
AST Goldman Sachs Mid-Cap Growth Portfolio*	3,259,621	25,751,007
AST Goldman Sachs Small-Cap Value Portfolio*	5,106,247	94,720,888
AST Goldman Sachs Strategic Income Portfolio*	16,221,589	156,213,904
AST Herndon Large-Cap Value Portfolio*	19,255,309	255,132,844
AST High Yield Portfolio*	15,897,926	136,722,162
AST International Growth Portfolio*	52,765,189	752,959,252
AST International Value Portfolio*	40,979,372	738,038,482
AST Jennison Large-Cap Growth Portfolio*	18,500,021	408,295,454
AST Large-Cap Value Portfolio*	15,050,598	339,692,008
AST Loomis Sayles Large-Cap Growth Portfolio*	14,899,527	495,111,295
AST Lord Abbett Core Fixed Income Portfolio*	25,734,115	312,926,833
AST MFS Growth Portfolio*	23,979,980	411,496,452
AST MFS Large-Cap Value Portfolio*	16,725,454	256,233,950
AST Mid-Cap Value Portfolio*	1,357,834	28,555,239
AST Money Market Portfolio*	11,049,645	11,049,645
AST Neuberger Berman Core Bond Portfolio*	14,916,062	163,629,195
AST Neuberger Berman Mid-Cap Growth Portfolio*	721,872	27,192,924
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	970,916	27,845,872
AST Parametric Emerging Markets Equity Portfolio*	2,070,857	17,540,159
AST PIMCO Limited Maturity Bond Portfolio*	5,527,931	57,766,881
AST Prudential Core Bond Portfolio*	73,877,753	842,206,388
AST QMA Emerging Markets Equity Portfolio*	1,174,008	11,329,180
AST QMA International Core Equity Portfolio*	34,407,816	365,755,084
AST QMA Large-Cap Portfolio*	111,729,185	1,548,566,504
AST Small-Cap Growth Opportunities Portfolio*	9,602,771	147,786,641
AST Small-Cap Growth Portfolio*	4,400,031	149,205,044
AST Small-Cap Value Portfolio*	10,150,570	223,312,540
AST T. Rowe Price Equity Income Portfolio*	13,061,205	171,101,788
AST T. Rowe Price Large-Cap Growth Portfolio*	13,947,318	328,459,334
AST T. Rowe Price Natural Resources Portfolio*	561,416	11,604,460
AST Templeton Global Bond Portfolio*	79,450	853,288
AST Western Asset Core Plus Bond Portfolio*	52,161,510	604,551,897
AST Western Asset Emerging Markets Debt Portfolio*	3,374,860	33,039,875

TOTAL LONG-TERM INVESTMENTS (cost $9,708,510,249)(w)		11,745,206,560

	Shares	Value
SHORT-TERM INVESTMENTS — 11.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 11.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,463,530,635)(w)	1,463,530,635	$1,463,530,635

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.5%
U.S. Treasury Bills
0.025%	06/18/15	800	799,974
0.045%	06/18/15	250	249,992
0.065%	09/17/15	600	599,718
0.075%	09/17/15	800	799,625
0.080%	09/17/15	1,000	999,531
0.080%	06/18/15	500	499,983
0.101%	09/17/15	2,000	1,999,062
0.101%	06/18/15	250	249,992
0.150%	09/17/15	61,600	61,571,110

TOTAL U.S. TREASURY OBLIGATIONS (cost $67,754,636)			67,768,987

TOTAL SHORT-TERM INVESTMENTS (cost $1,531,285,271)			1,531,299,622

TOTAL INVESTMENTS — 99.6% (cost $11,239,795,520)			13,276,506,182
Other assets in excess of liabilities(x) — 0.4%			58,500,256

NET ASSETS — 100.0%			$13,335,006,438

See	the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
504	2 Year U.S. Treasury Notes	Jun. 2015	$110,096,232	$110,454,750	$358,518
1,731	10 Year U.S. Treasury Notes	Jun. 2015	220,532,517	223,136,719	2,604,202
403	CAC40 10 Euro	Apr. 2015	21,869,863	21,822,197	(47,666)
62	DAX Index	Jun. 2015	20,153,733	20,017,070	(136,663)
3,687	Euro STOXX 50	Jun. 2015	142,910,541	143,948,485	1,037,944
244	FTSE 100 Index	Jun. 2015	24,362,719	24,348,241	(14,478)
645	Russell 2000 Mini Index	Jun. 2015	79,079,300	80,554,050	1,474,750
4,570	S&P 500 E-Mini	Jun. 2015	472,546,964	470,892,800	(1,654,164)
629	S&P 500 Index	Jun. 2015	325,271,625	324,060,800	(1,210,825)
567	TOPIX Index	Jun. 2015	71,811,648	72,969,900	1,158,252

					$3,569,870

(1) U.S. Treasury securities with a combined market value of $67,768,987 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$13,208,737,195	$—	$—
U. S. Treasury Obligations	—	67,768,987	—
Other Financial Instruments*
Financial Futures Contracts	3,569,870	—	—

Total	$13,212,307,065	$67,768,987	$—

*   Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value at 03/31/15
Equity contracts	$607,150
Interest rate contracts	2,962,720

Total	$3,569,870

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS
Aerospace & Defense — 1.4%
Raytheon Co.	105,600	$11,536,800

Air Freight & Logistics — 3.2%
C.H. Robinson Worldwide, Inc.(a)	190,660	13,960,125
United Parcel Service, Inc. (Class B Stock)	136,000	13,183,840

		27,143,965

Beverages — 3.3%
Anheuser-Busch InBev NV (Belgium), ADR	88,600	10,801,226
Coca-Cola Co. (The)	218,120	8,844,766
PepsiCo, Inc.	88,590	8,470,976

		28,116,968

Biotechnology — 0.6%
Amgen, Inc.	29,290	4,682,007

Capital Markets — 4.6%
BlackRock, Inc.	49,530	18,120,055
Blackstone Group LP (The)	522,970	20,338,303

		38,458,358

Chemicals — 4.3%
E.I. du Pont de Nemours & Co.	118,700	8,483,489
Ecolab, Inc.	83,250	9,522,135
PPG Industries, Inc.	42,510	9,587,705
Praxair, Inc.	70,400	8,500,096

		36,093,425

Commercial Services & Supplies — 1.8%
Waste Management, Inc.	279,250	15,143,727

Communications Equipment — 0.9%
QUALCOMM, Inc.	115,940	8,039,280

Consumer Finance — 1.6%
American Express Co.	173,140	13,525,697

Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	280,290	13,630,503

Electric Utilities — 4.8%
Brookfield Infrastructure Partners LP(a)	360,310	16,408,517
Exelon Corp.	293,330	9,858,821
NextEra Energy, Inc.	138,020	14,360,981

		40,628,319

Electrical Equipment — 0.8%
Eaton Corp. PLC	102,660	6,974,720

Energy Equipment & Services — 2.1%
Schlumberger Ltd.	208,840	17,425,610

Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	107,210	16,241,779
Wal-Mart Stores, Inc.	190,170	15,641,483

		31,883,262

Food Products — 2.7%
Nestle SA (Switzerland), ADR	306,640	23,065,629

Health Care Equipment & Supplies — 0.2%
Halyard Health, Inc.*(a)	35,638	1,753,390

Health Care Providers & Services — 2.1%
UnitedHealth Group, Inc.	151,080	17,871,253

Household Products — 3.3%
Kimberly-Clark Corp.	167,260	17,915,219

	Shares	Value
COMMON STOCKS (Continued)
Household Products (cont’d.)
Procter & Gamble Co. (The)	126,140	$10,335,912

		28,251,131

Independent Power & Renewable Electricity Producers — 1.1%
Brookfield Renewable Energy Partners LP (Canada), (NYSE)	47,780	1,507,937
Brookfield Renewable Energy Partners LP (Canada), (XTSE)	244,900	7,734,397

		9,242,334

Industrial Conglomerates — 4.7%
3M Co.	110,150	18,169,243
General Electric Co.	853,320	21,170,869

		39,340,112

Insurance — 4.4%
MetLife, Inc.	377,750	19,095,263
Travelers Cos., Inc. (The)	165,280	17,871,726

		36,966,989

IT Services — 1.7%
Automatic Data Processing, Inc.	164,560	14,092,918

Media — 7.1%
Comcast Corp. (Special Class A Stock)	313,520	17,577,499
Time Warner, Inc.	269,870	22,787,823
Walt Disney Co. (The)	185,100	19,415,139

		59,780,461

Multi-Utilities — 2.1%
Wisconsin Energy Corp.(a)	356,610	17,652,195

Oil, Gas & Consumable Fuels — 6.6%
Chevron Corp.	137,870	14,473,593
Exxon Mobil Corp.	208,730	17,742,050
Occidental Petroleum Corp.	96,280	7,028,440
Spectra Energy Corp.(a)	453,490	16,402,733

		55,646,816

Paper & Forest Products — 1.5%
International Paper Co.	233,510	12,957,470

Pharmaceuticals — 5.6%
Johnson & Johnson	185,210	18,632,126
Merck & Co., Inc.	334,350	19,218,438
Pfizer, Inc.	278,660	9,694,581

		47,545,145

Real Estate Investment Trusts (REITs) — 3.6%
American Tower Corp.	220,000	20,713,000
Weyerhaeuser Co.	298,330	9,889,639

		30,602,639

Road & Rail — 2.4%
Union Pacific Corp.	184,280	19,959,367

Semiconductors & Semiconductor Equipment — 3.1%
Intel Corp.	684,720	21,411,194
Texas Instruments, Inc.	89,770	5,133,497

		26,544,691

Software — 3.8%
Microsoft Corp.	449,570	18,277,268
Oracle Corp.	322,670	13,923,211

		32,200,479

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail — 2.6%
Home Depot, Inc. (The)	190,660	$21,660,883

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	193,780	24,112,045

TOTAL LONG-TERM INVESTMENTS (cost $663,254,923)		812,528,588

SHORT-TERM INVESTMENT — 6.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $58,666,282; includes $28,861,758 of cash collateral for securities on loan)(b)(w)	58,666,282	58,666,282

TOTAL INVESTMENTS — 103.2% (cost $721,921,205)		871,194,870
Liabilities in excess of other assets — (3.2)%		(27,171,603)

NET ASSETS — 100.0%		$844,023,267

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,135,589; cash collateral of $28,861,758 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$11,536,800	$—	$—
Air Freight & Logistics	27,143,965	—	—
Beverages	28,116,968	—	—
Biotechnology	4,682,007	—	—
Capital Markets	38,458,358	—	—
Chemicals	36,093,425	—	—
Commercial Services & Supplies	15,143,727	—	—
Communications Equipment	8,039,280	—	—
Consumer Finance	13,525,697	—	—
Diversified Telecommunication Services	13,630,503	—	—
Electric Utilities	40,628,319	—	—
Electrical Equipment	6,974,720	—	—
Energy Equipment & Services	17,425,610	—	—
Food & Staples Retailing	31,883,262	—	—
Food Products	23,065,629	—	—
Health Care Equipment & Supplies	1,753,390	—	—
Health Care Providers & Services	17,871,253	—	—
Household Products	28,251,131	—	—
Independent Power & Renewable Electricity Producers	9,242,334	—	—
Industrial Conglomerates	39,340,112	—	—
Insurance	36,966,989	—	—
IT Services	14,092,918	—	—
Media	59,780,461	—	—
Multi-Utilities	17,652,195	—	—
Oil, Gas & Consumable Fuels	55,646,816	—	—
Paper & Forest Products	12,957,470	—	—
Pharmaceuticals	47,545,145	—	—
Real Estate Investment Trusts (REITs)	30,602,639	—	—
Road & Rail	19,959,367	—	—
Semiconductors & Semiconductor Equipment	26,544,691	—	—
Software	32,200,479	—	—
Specialty Retail	21,660,883	—	—
Technology Hardware, Storage & Peripherals	24,112,045	—	—
Affiliated Money Market Mutual Fund	58,666,282	—	—

Total	$871,194,870	$—	$—

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Diversified REITs — 2.7%
American Assets Trust, Inc.	206,788	$8,949,785
Empire State Realty Trust, Inc. (Class A Stock)(a)	472,125	8,880,671
Liberty Property Trust	191,238	6,827,197

		24,657,653

Health Care REITs — 9.7%
HCP, Inc.	163,445	7,062,458
Health Care REIT, Inc.	840,857	65,048,698
Healthcare Trust of America, Inc. (Class A Stock)	378,761	10,552,281
Omega Healthcare Investors, Inc.(a)	123,713	5,019,036

		87,682,473

Hotel & Resort REITs — 5.7%
DiamondRock Hospitality Co.	835,660	11,807,876
Host Hotels & Resorts, Inc.	849,540	17,143,717
Strategic Hotels & Resorts, Inc.*	759,230	9,437,229
Sunstone Hotel Investors, Inc.	770,436	12,843,168

		51,231,990

Hotels, Restaurants & Leisure — 2.4%
Belmond Ltd. (Class A Stock)*	380,308	4,670,182
Extended Stay America, Inc., UTS(a)	422,606	8,253,495
La Quinta Holdings, Inc.*	361,880	8,569,318

		21,492,995

Household Durables — 0.4%
Toll Brothers, Inc.*	98,765	3,885,415

Industrial REITs — 3.4%
First Industrial Realty Trust, Inc.	363,439	7,788,498
Prologis, Inc.	529,852	23,080,353

		30,868,851

Office REITs — 19.5%
BioMed Realty Trust, Inc.	600,886	13,616,077
Brandywine Realty Trust	813,383	12,997,860
Douglas Emmett, Inc.	478,120	14,252,757
Equity Commonwealth*	347,133	9,216,381
Kilroy Realty Corp.	162,995	12,415,329
QTS Realty Trust, Inc. (Class A Stock)	177,399	6,459,098
SL Green Realty Corp.	358,562	46,032,190
Vornado Realty Trust	547,946	61,369,952

		176,359,644

Real Estate Management & Development — 1.0%
Forest City Enterprises, Inc. (Class A Stock)*	365,945	9,338,916

Residential REITs — 21.5%
American Homes 4 Rent (Class A Stock)	773,339	12,798,760
Apartment Investment & Management Co. (Class A Stock)	547,574	21,552,513
Education Realty Trust, Inc.(a)	187,781	6,643,692
Equity Residential	819,034	63,769,987
Essex Property Trust, Inc.	46,920	10,786,908
Home Properties, Inc.	255,322	17,691,261
Monogram Residential Trust, Inc.	669,027	6,235,332
Sun Communities, Inc.(a)	178,201	11,889,571
UDR, Inc.	1,262,510	42,963,215

		194,331,239

	Shares	Value
COMMON STOCKS (Continued)
Retail REITs — 23.9%
DDR Corp.(a)	1,184,329	$22,052,206
General Growth Properties, Inc.	38,863	1,148,402
Macerich Co. (The)	323,317	27,265,323
Pennsylvania Real Estate Investment Trust	351,496	8,165,252
Regency Centers Corp.	304,325	20,706,273
Retail Properties of America, Inc. (Class A Stock)	632,775	10,143,383
Simon Property Group, Inc.	499,901	97,800,632
Taubman Centers, Inc.	51,922	4,004,744
Urban Edge Properties	270,941	6,421,302
Weingarten Realty Investors	531,005	19,105,560

		216,813,077

Specialized REITs — 8.9%
CubeSmart	828,339	20,004,387
Public Storage	250,643	49,411,761
Sovran Self Storage, Inc.	123,236	11,576,790

		80,992,938

TOTAL LONG-TERM INVESTMENTS (cost $742,813,935)		897,655,191

SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $46,780,625; includes $41,750,684 of cash collateral for securities on loan)(b)(w)	46,780,625	46,780,625

TOTAL INVESTMENTS — 104.3% (cost $789,594,560)		944,435,816
Liabilities in excess of other assets — (4.3)%		(38,547,670)

NET ASSETS — 100.0%		$905,888,146

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,471,646; cash collateral of $41,750,684 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$24,657,653	$—	$—
Health Care REITs	87,682,473	—	—
Hotel & Resort REITs	51,231,990	—	—
Hotels, Restaurants & Leisure	21,492,995	—	—
Household Durables	3,885,415	—	—
Industrial REITs	30,868,851	—	—
Office REITs	176,359,644	—	—
Real Estate Management & Development	9,338,916	—	—
Residential REITs	194,331,239	—	—
Retail REITs	216,813,077	—	—
Specialized REITs	80,992,938	—	—
Affiliated Money Market Mutual Fund	46,780,625	—	—

Total	$944,435,816	$—	$—

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio*	9,766	$99,220
AST AQR Large-Cap Portfolio*	569,289	7,708,176
AST Boston Partners Large-Cap Value Portfolio*	92,481	1,687,776
AST ClearBridge Dividend Growth Portfolio*	126,713	1,696,684
AST Goldman Sachs Large-Cap Value Portfolio*	63,251	1,686,894
AST Goldman Sachs Mid-Cap Growth Portfolio*	17,082	134,949
AST Goldman Sachs Strategic Income Portfolio*	1,776,379	17,106,531
AST Herndon Large Cap Value Portfolio*	95,307	1,262,823
AST High Yield Portfolio*	1,612,142	13,864,423
AST International Growth Portfolio*	268,906	3,837,282
AST International Value Portfolio*	211,104	3,801,976
AST Jennison Large-Cap Growth Portfolio*	92,439	2,040,128
AST Large-Cap Value Portfolio*	74,493	1,681,314
AST Loomis Sayles Large-Cap Growth Portfolio*	73,717	2,449,618
AST Lord Abbett Core Fixed Income Portfolio*	2,688,302	32,689,753
AST MFS Growth Portfolio*	118,249	2,029,155
AST MFS Large-Cap Value Portfolio*	82,773	1,268,078
AST Mid-Cap Value Portfolio*	6,469	136,038
AST Money Market Portfolio*	5,447,760	5,447,760
AST Neuberger Berman Core Bond Portfolio*	1,586,891	17,408,197
AST Neuberger Berman Mid-Cap Growth Portfolio*	3,789	142,740
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	4,802	137,714
AST Parametric Emerging Markets Equity Portfolio*	11,274	95,490
AST PIMCO Limited Maturity Bond Portfolio*	645,469	6,745,152
AST Prudential Core Bond Portfolio*	7,657,564	87,296,235

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST QMA Emerging Markets Equity Portfolio*	6,026	$58,155
AST QMA International Core Equity Portfolio*	179,508	1,908,166
AST QMA Large-Cap Portfolio*	556,614	7,714,671
AST Small-Cap Growth Opportunities Portfolio*	46,459	715,003
AST Small-Cap Growth Portfolio*	21,731	736,912
AST Small-Cap Value Portfolio*	72,260	1,589,715
AST T. Rowe Price Equity Income Portfolio*	62,694	821,288
AST T. Rowe Price Large-Cap Growth Portfolio*	68,602	1,615,572
AST T. Rowe Price Natural Resources Portfolio*	2,278	47,085
AST Western Asset Core Plus Bond Portfolio*	5,460,368	63,285,662
AST Western Asset Emerging Markets Debt Portfolio*	355,598	3,481,309

TOTAL LONG-TERM INVESTMENTS (cost $284,014,520)(w)		294,427,644

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,591,515)(w)	1,591,515	1,591,515

TOTAL INVESTMENTS — 100.1% (cost $285,606,035)		296,019,159
Liabilities in excess of other assets — (0.1)%		(371,379)

NET ASSETS — 100.0%		$295,647,780

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$296,019,159	$—	$—

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.3%
COMMON STOCKS — 62.1%
Aerospace & Defense — 0.7%
B/E Aerospace, Inc.	45,840	$2,916,341
Boeing Co. (The)	98,490	14,781,379
Finmeccanica SpA (Italy)*	337,400	4,007,666
Safran SA (France)	16,730	1,168,946

		22,874,332

Air Freight & Logistics — 0.5%
FedEx Corp.	95,900	15,866,655

Airlines — 0.8%
Air New Zealand Ltd. (New Zealand)	620,502	1,262,120
Alaska Air Group, Inc.	71,450	4,728,561
American Airlines Group, Inc.	260,250	13,735,995
Copa Holdings SA (Panama) (Class A Stock)	6,300	636,111
International Consolidated Airlines Group SA (United Kingdom)*	183,700	1,637,350
Japan Airlines Co. Ltd. (Japan)	47,400	1,474,484
JetBlue Airways Corp.*(a)	179,800	3,461,150

		26,935,771

Auto Components — 1.0%
Bridgestone Corp. (Japan)	125,000	5,004,991
Continental AG (Germany)	23,870	5,621,279
Delphi Automotive PLC (United Kingdom)	208,900	16,657,686
Hyundai Mobis Co. Ltd. (South Korea)	4,050	897,098
NGK Spark Plug Co. Ltd. (Japan)	8,100	217,436
Sumitomo Rubber Industries Ltd. (Japan)	50,100	923,511
Tenneco, Inc.*	44,020	2,527,628
Valeo SA (France)	8,700	1,297,645

		33,147,274

Automobiles — 0.7%
Fuji Heavy Industries Ltd. (Japan)	20,000	663,925
Harley-Davidson, Inc.	143,150	8,694,931
Hyundai Motor Co. (South Korea)	4,551	689,211
Tata Motors Ltd. (India)	115,222	1,005,648
Toyota Motor Corp. (Japan)	168,500	11,761,928
Yamaha Motor Co. Ltd. (Japan)	15,900	383,041

		23,198,684

Banks — 5.0%
Australia & New Zealand Banking Group Ltd. (Australia)	105,250	2,928,073
Axis Bank Ltd. (India)	79,122	709,625
Banca Popolare dell’Emilia Romagna SC (Italy)*	243,500	2,117,737
Banco Bilbao Vizcaya Argentaria SA (Spain)	199,183	2,011,645
Banco de Credito e Inversiones (Chile)	13,545	605,458
Bank Central Asia Tbk PT (Indonesia)	747,200	846,839
Bank of America Corp.	1,302,300	20,042,397
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,047,800	1,062,799
Banque Cantonale Vaudoise (Switzerland)*	2,390	1,370,224
BNP Paribas SA (France)	73,049	4,444,724
BOC Hong Kong Holdings Ltd. (Hong Kong)	194,000	691,894
Boston Private Financial Holdings, Inc.	305,750	3,714,863
CaixaBank SA (Spain)	670,915	3,181,770
Capitec Bank Holdings Ltd. (South Africa)	35,300	1,527,665
Citigroup, Inc.	614,140	31,640,493

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Commercial International Bank Egypt SAE (Egypt), GDR, 144A	184,100	$1,292,382
Commonwealth Bank of Australia (Australia)	32,622	2,313,898
Dah Sing Financial Holdings Ltd. (Hong Kong)	471,600	2,786,321
DBS Group Holdings Ltd. (Singapore)	336,400	4,988,090
East West Bancorp, Inc.	55,770	2,256,454
Eurobank Ergasias SA (Greece)*	2,217,700	250,251
First Citizens BancShares, Inc. (Class A Stock)	7,550	1,960,659
FirstMerit Corp.	164,450	3,134,417
Guaranty Trust Bank PLC (Nigeria)	8,522,691	1,124,560
Hanmi Financial Corp.	77,200	1,632,780
Hilltop Holdings, Inc.*	161,530	3,140,143
ING Groep NV (Netherlands), CVA*	414,400	6,070,097
Intesa Sanpaolo SpA (Italy)	539,300	1,830,378
Kasikornbank PCL (Thailand)	93,340	659,666
KBC Groep NV (Belgium)*	38,332	2,368,998
KeyCorp	822,240	11,642,918
King’s Town Bank Co. Ltd. (Taiwan)	695,000	664,676
Lloyds Banking Group PLC (United Kingdom)*	5,627,800	6,523,366
M&T Bank Corp.(a)	53,720	6,822,440
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,142,600	7,076,594
National Australia Bank Ltd. (Australia)	10,023	293,416
Natixis SA (France)	230,190	1,724,252
Nordea Bank AB (Sweden)	167,800	2,043,884
Regions Financial Corp.	726,270	6,863,252
Royal Bank of Scotland Group PLC (United Kingdom)*	12,617	315,677
Societe Generale SA (France)	46,070	2,224,344
Suruga Bank Ltd. (Japan)	33,400	693,607
Swedbank AB (Sweden) (Class A Stock)	122,000	2,912,595
UniCredit SpA (Italy)	214,900	1,457,294
United Overseas Bank Ltd. (Singapore)	32,600	546,447
Westpac Banking Corp. (Australia)	173,934	5,199,068

		169,709,130

Beverages — 1.5%
Anheuser-Busch InBev NV (Belgium)	64,306	7,855,936
Asahi Group Holdings Ltd. (Japan)	138,200	4,382,109
Britvic PLC (United Kingdom)	231,000	2,507,865
Constellation Brands, Inc. (Class A Stock)*	124,970	14,522,764
Diageo PLC (United Kingdom)	212,069	5,860,361
Monster Beverage Corp.*	91,750	12,697,741
Pernod Ricard SA (France)	18,200	2,151,991
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	195,100	696,080

		50,674,847

Biotechnology — 2.1%
Biogen Idec, Inc.*	33,080	13,967,699
BioMarin Pharmaceutical, Inc.*	183,580	22,877,739
CSL Ltd. (Australia)	14,889	1,041,669
Medivation, Inc.*	105,830	13,659,478
Swedish Orphan Biovitrum AB (Sweden)*	106,700	1,125,160
Synageva BioPharma Corp.*(a)	25,700	2,506,521
TESARO, Inc.*	23,130	1,327,662
Vertex Pharmaceuticals, Inc.*	124,220	14,654,233

		71,160,161

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Building Products — 0.1%
Cie de Saint-Gobain (France)	31,117	$1,366,258
Daikin Industries Ltd. (Japan)	4,900	327,585
Sung Kwang Bend Co. Ltd. (South Korea)	39,048	477,942

		2,171,785

Capital Markets — 1.0%
Artisan Partners Asset Management, Inc. (Class A Stock)	80,944	3,679,714
E*Trade Financial Corp.*	95,830	2,736,426
Invesco Ltd.	358,100	14,212,989
Julius Baer Group Ltd. (Switzerland)*	35,760	1,787,423
Lazard Ltd. (Class A Stock), MLP	58,500	3,076,515
Macquarie Group Ltd. (Australia)	21,885	1,272,096
Partners Group Holding AG (Switzerland)	6,850	2,042,172
UBS Group AG (Switzerland)*	196,263	3,680,150

		32,487,485

Chemicals — 1.7%
Arkema SA (France)	42,150	3,338,092
Ashland, Inc.	131,560	16,748,904
CF Industries Holdings, Inc.	36,640	10,394,035
Croda International PLC (United Kingdom)	34,400	1,395,192
Daicel Corp. (Japan)	53,000	631,734
Ecolab, Inc.	91,350	10,448,613
Incitec Pivot Ltd. (Australia)	51,695	159,673
Innospec, Inc.	86,030	3,990,932
Johnson Matthey PLC (United Kingdom)	23,900	1,197,463
JSR Corp. (Japan)	27,200	471,027
LANXESS AG (Germany)	16,430	873,827
LyondellBasell Industries NV (Class A Stock)	60,200	5,285,560
Nippon Shokubai Co. Ltd. (Japan)	68,000	995,332
Sumitomo Chemical Co. Ltd (Japan)	183,000	939,239

		56,869,623

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	50,913	445,244
Multi-Color Corp.	32,000	2,218,560
Rentokil Initial PLC (United Kingdom)	1,081,600	2,192,982

		4,856,786

Communications Equipment — 0.1%
BYD Electronic International Co. Ltd. (China)	2,604,000	3,289,249
Nokia OYJ (Finland)	189,800	1,447,173

		4,736,422

Construction & Engineering — 0.1%
Balfour Beatty PLC (United Kingdom)	475,700	1,694,266

Construction Materials — 0.3%
Eagle Materials, Inc.	29,530	2,467,527
Grasim Industries Ltd. (India)*	7,649	443,017
HeidelbergCement AG (Germany)	56,430	4,462,598
James Hardie Industries PLC (Ireland), CD1	38,533	445,742
Martin Marietta Materials, Inc.	18,620	2,603,076

		10,421,960

Consumer Finance — 0.7%
Capital One Financial Corp.	276,700	21,809,494
Hitachi Capital Corp. (Japan)	13,200	278,617

		22,088,111

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	94,958	$1,011,773
AMVIG Holdings Ltd. (Hong Kong)	600,000	267,779
Rock-Tenn Co. (Class A Stock)(a)	30,500	1,967,250

		3,246,802

Diversified Consumer Services — 0.2%
G8 Education Ltd. (Australia)	26,415	67,326
Houghton Mifflin Harcourt Co.*	137,720	3,233,666
Service Corp. International	138,900	3,618,345

		6,919,337

Diversified Financial Services — 1.4%
African Bank Investments Ltd. (South Africa)*	295,568	—
Challenger Ltd. (Australia)	57,532	312,310
Far East Horizon Ltd. (China)	1,157,000	1,058,255
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	25,700	629,965
Japan Exchange Group, Inc. (Japan)	4,100	118,707
McGraw Hill Financial, Inc.	194,120	20,072,008
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	92,900	459,093
NASDAQ OMX Group, Inc. (The)	422,140	21,503,812
ORIX Corp. (Japan)	266,500	3,744,625

		47,898,775

Diversified Telecommunication Services — 1.1%
APT Satellite Holdings Ltd. (China)	340,500	385,964
Bezeq Israeli Telecommunication Corp. Ltd. (The) (Israel)	384,500	715,994
BT Group PLC (United Kingdom)	412,500	2,680,350
Cogent Communications Holdings, Inc.	45,610	1,611,401
Deutsche Telekom AG (Germany)	108,300	1,980,845
Iliad SA (France)	5,579	1,303,538
Inmarsat PLC (United Kingdom)	130,100	1,781,663
PCCW Ltd. (Hong Kong)	1,018,000	622,074
Spark New Zealand Ltd. (New Zealand)	94,093	209,259
Telecom Italia SpA-RSP (Italy)	2,873,500	2,701,987
Telecom Italia SpA (Italy)*(a)	1,392,500	1,630,475
TeliaSonera AB (Sweden)	412,500	2,621,308
Telstra Corp. Ltd. (Australia)	286,170	1,373,746
Verizon Communications, Inc.	341,340	16,599,364

		36,217,968

Electric Utilities — 1.6%
American Electric Power Co., Inc.	319,740	17,985,375
CLP Holdings Ltd. (Hong Kong)	42,500	371,455
Edison International	294,120	18,373,676
Enel SpA (Italy)	915,921	4,137,589
Great Plains Energy, Inc.	109,580	2,923,594
Kansai Electric Power Co., Inc. (The) (Japan)*	100,200	954,995
Kyushu Electric Power Co., Inc. (Japan)	294,800	2,856,232
Power Assets Holdings Ltd. (Hong Kong)	268,000	2,735,702
Red Electrica Corp. SA (Spain)	18,300	1,488,028
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	73,800	489,988

		52,316,634

Electrical Equipment — 0.7%
Eaton Corp. PLC	140,200	9,525,188
Legrand SA (France)	22,210	1,203,061

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Mabuchi Motor Co. Ltd. (Japan)	15,200	$804,109
Mitsubishi Electric Corp. (Japan)	91,000	1,080,305
Nidec Corp. (Japan)	11,000	730,199
Regal-Beloit Corp.	36,200	2,893,104
Schneider Electric SE (France)	81,800	6,365,552

		22,601,518

Electronic Equipment, Instruments & Components — 0.4%
Flextronics International Ltd.*	144,500	1,831,537
Hamamatsu Photonics KK (Japan)	15,400	464,189
Hitachi Ltd. (Japan)	637,000	4,350,617
Hoya Corp. (Japan)	7,900	316,271
Keyence Corp. (Japan)	2,400	1,309,673
Largan Precision Co. Ltd. (Taiwan)	6,000	515,808
Murata Manufacturing Co. Ltd. (Japan)	13,100	1,799,144
Omron Corp. (Japan)	5,800	261,285
Pinnacle Holdings Ltd. (South Africa)*	254,910	222,114
Redington India Ltd. (India)	503,062	1,055,188
TDK Corp. (Japan)	14,300	1,012,547
Tripod Technology Corp. (Taiwan)	243,000	488,741
Truly International Holdings Ltd. (Hong Kong)	1,560,000	726,410

		14,353,524

Energy Equipment & Services — 0.8%
Dril-Quip, Inc.*	25,700	1,757,623
Schlumberger Ltd.	298,100	24,873,464

		26,631,087

Food & Staples Retailing — 1.5%
Ain Pharmaciez, Inc. (Japan)	5,700	225,772
BIM Birlesik Magazalar A/S (Turkey)	49,000	868,114
CVS Health Corp.	209,910	21,664,811
Kroger Co. (The)	221,190	16,956,425
Magnit PJSC (Russia)*	3,304	644,501
Natural Grocers by Vitamin Cottage, Inc.*(a)	71,590	1,976,600
Sugi Holdings Co. Ltd. (Japan)	11,900	588,529
Tesco PLC (United Kingdom)	1,828,800	6,527,974
Wesfarmers Ltd. (Australia)	13,081	436,825
WM Morrison Supermarkets PLC (United Kingdom)	791,400	2,261,764

		52,151,315

Food Products — 0.9%
Associated British Foods PLC (United Kingdom)	35,000	1,460,654
Calbee, Inc. (Japan)	8,100	351,638
Dairy Crest Group PLC (United Kingdom)	152,208	997,325
Diamond Foods, Inc.*	59,970	1,953,223
Edita Food Industries SAE (Egypt), GDR, 144A*	21,500	264,020
Mondelez International, Inc. (Class A Stock)	374,680	13,522,201
Nestle SA (Switzerland)	97,095	7,311,490
NH Foods Ltd. (Japan)	12,000	276,524
Unilever PLC (United Kingdom)	36,900	1,539,589
WhiteWave Foods Co. (The) (Class A Stock)*	53,490	2,371,747

		30,048,411

Gas Utilities — 0.2%
APA Group (Australia)	92,209	634,222
Atmos Energy Corp.	71,060	3,929,618

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities (cont’d.)
South Jersey Industries, Inc.	51,410	$2,790,535

		7,354,375

Health Care Equipment & Supplies — 0.7%
DBV Technologies SA (France), ADR*	70,720	1,652,019
GN Store Nord A/S (Denmark)	49,200	1,098,488
Kossan Rubber Industries (Malaysia)	368,600	564,321
Medtronic PLC	261,480	20,392,825
Nihon Kohden Corp. (Japan)	21,200	576,625
St Shine Optical Co. Ltd. (Taiwan)	44,000	708,277

		24,992,555

Health Care Providers & Services — 2.3%
Aetna, Inc.	135,730	14,459,317
Air Methods Corp.*(a)	85,980	4,005,808
Al Noor Hospitals Group PLC (United Arab Emirates)	50,500	761,100
Amsurg Corp.*	51,940	3,195,349
Catamaran Corp.*(a)	256,000	15,242,240
Fresenius SE & Co. KGaA (Germany)	30,110	1,795,045
Hanger, Inc.*	72,380	1,642,302
HCA Holdings, Inc.*	167,890	12,630,365
McKesson Corp.	72,630	16,428,906
Miraca Holdings, Inc. (Japan)	3,400	156,308
Omnicare, Inc.	46,860	3,611,032
Ramsay Health Care Ltd. (Australia)	24,817	1,267,047
Ryman Healthcare Ltd. (New Zealand)	156,618	916,569
Ship Healthcare Holdings, Inc. (Japan)	10,300	235,133

		76,346,521

Hotels, Restaurants & Leisure — 0.6%
Accor SA (France)	27,665	1,442,616
Aramark	103,980	3,288,887
Brinker International, Inc.	24,350	1,498,986
Starbucks Corp.	108,930	10,315,671
Wyndham Worldwide Corp.	33,850	3,062,410

		19,608,570

Household Durables — 0.5%
Barratt Developments PLC (United Kingdom)	142,600	1,114,948
Jarden Corp.*	82,027	4,339,228
Lennar Corp. (Class A Stock)(a)	56,700	2,937,627
Mohawk Industries, Inc.*	16,130	2,996,147
Sekisui House Ltd. (Japan)	231,700	3,364,293
Sony Corp. (Japan)*	29,700	794,285
Techtronic Industries Co. Ltd. (Hong Kong)	343,000	1,156,390

		16,702,918

Household Products — 0.5%
Colgate-Palmolive Co.	187,840	13,024,826
Energizer Holdings, Inc.	18,480	2,551,164

		15,575,990

Industrial Conglomerates — 0.7%
Alliance Global Group, Inc. (Philippines)	884,100	522,987
Carlisle Cos., Inc.	46,670	4,323,042
Danaher Corp.	204,770	17,384,973
Hutchison Whampoa Ltd. (Hong Kong)	50,000	693,043
Quinenco SA (Chile)	244,470	501,075
Reunert Ltd. (South Africa)	88,600	438,434
Siemens AG (Germany)	8,010	866,311

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Toshiba Corp. (Japan)	101,000	$423,196

		25,153,061

Insurance — 1.8%
Aegon NV (Netherlands)	189,354	1,495,069
Aflac, Inc.	182,610	11,688,866
AIA Group Ltd. (Hong Kong)	387,800	2,434,797
Allianz SE (Germany)	14,718	2,555,279
American International Group, Inc.	202,960	11,120,178
AXA SA (France)	200,190	5,038,599
Brown & Brown, Inc.	106,130	3,513,964
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	388,320	766,677
Prudential PLC (United Kingdom)	137,202	3,404,713
Reinsurance Group of America, Inc.	59,920	5,583,945
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	3,652	880,535
Sompo Japan Nipponkoa Holdings, Inc. (Japan)	20,100	624,876
St James’s Place PLC (United Kingdom)	182,800	2,528,332
StanCorp Financial Group, Inc.	38,170	2,618,462
Swiss Re AG (Switzerland)	30,030	2,896,633
Zurich Insurance Group AG (Switzerland)*	10,675	3,608,174

		60,759,099

Internet & Catalog Retail — 0.4%
Priceline Group, Inc. (The)*	10,720	12,479,688

Internet Software & Services — 3.0%
Alibaba Group Holding Ltd. (China), ADR*(a)	2,400	199,776
eBay, Inc.*	304,990	17,591,823
Facebook, Inc. (Class A Stock)*	307,490	25,280,290
Gogo, Inc.*(a)	245,250	4,674,465
Google, Inc. (Class A Stock)*	65,460	36,310,662
LinkedIn Corp. (Class A Stock)*	62,420	15,596,261
MaxPoint Interactive, Inc.*	69,669	667,429
Tencent Holdings Ltd. (China)	19,000	360,808

		100,681,514

IT Services — 1.2%
Amadeus IT Holding SA (Spain) (Class A Stock)	52,800	2,262,845
eClerx Services Ltd. (India)	22,998	582,674
ExlService Holdings, Inc.*	57,670	2,145,324
Fidelity National Information Services, Inc.	194,980	13,270,339
Fujitsu Ltd. (Japan)	530,000	3,614,409
Genpact Ltd.*	100,800	2,343,600
Itochu Techno-Solutions Corp. (Japan)	17,200	356,802
Obic Co. Ltd. (Japan)	6,700	284,116
Tata Consultancy Services Ltd. (India)	23,103	942,837
Total System Services, Inc.	356,540	13,602,001

		39,404,947

Leisure Products — 0.1%
Brunswick Corp.	43,020	2,213,379

Life Sciences Tools & Services — 0.1%
Bruker Corp.*	202,830	3,746,270

Machinery — 1.9%
Alfa Laval AB (Sweden)	235,600	4,627,271
Andritz AG (Austria)	18,500	1,104,577
Cummins, Inc.	67,520	9,360,973

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
FANUC Corp. (Japan)	3,400	$742,267
Flowserve Corp.	32,530	1,837,620
Hoshizaki Electric Co. Ltd. (Japan)	4,200	272,743
IDEX Corp.	64,150	4,864,495
IHI Corp. (Japan)	999,000	4,671,055
Ingersoll-Rand PLC	228,700	15,569,896
Kawasaki Heavy Industries Ltd. (Japan)	67,000	338,017
Kubota Corp. (Japan)	150,000	2,369,836
Makita Corp. (Japan)	8,700	450,837
Metka SA (Greece)	58,400	545,665
NGK Insulators Ltd. (Japan)	22,000	468,744
Pall Corp.	119,040	11,950,426
WABCO Holdings, Inc.*	44,260	5,438,669

		64,613,091

Marine
SITC International Holdings Co. Ltd. (China)	2,079,000	1,097,176

Media — 2.2%
AMC Networks, Inc. (Class A Stock)*(a)	46,690	3,578,322
Comcast Corp. (Class A Stock)	467,760	26,414,407
CyberAgent, Inc. (Japan)	4,500	257,748
IMAX Corp. (Canada)*(a)	45,200	1,523,692
ITE Group PLC (United Kingdom)	238,800	639,393
ITV PLC (United Kingdom)	471,800	1,766,434
Naspers Ltd. (South Africa) (Class N Stock)	5,300	812,972
Pico Far East Holdings Ltd. (Hong Kong)	2,818,000	650,645
ProSiebenSat.1 Media AG (Germany)	23,700	1,159,231
REA Group Ltd. (Australia)	19,242	704,851
Twenty-First Century Fox, Inc. (Class A Stock)	465,670	15,758,273
Walt Disney Co. (The)	172,950	18,140,726
Wiley, (John) & Sons, Inc. (Class A Stock)	34,310	2,097,713

		73,504,407

Metals & Mining — 0.4%
Alumina Ltd. (Australia)	157,848	192,087
BHP Billiton Ltd. (Australia)	11,216	260,705
Compass Minerals International, Inc.	45,970	4,284,864
Hitachi Metals Ltd. (Japan)	61,000	934,920
JFE Holdings, Inc. (Japan)	79,700	1,759,226
Mytilineos Holdings SA (Greece)*	80,200	479,678
Petra Diamonds Ltd. (United Kingdom)*	297,600	802,085
Randgold Resources Ltd. (United Kingdom)	15,200	1,053,694
Rio Tinto Ltd. (United Kingdom)	6,097	264,183
Rio Tinto PLC (United Kingdom)	112,600	4,643,251

		14,674,693

Multiline Retail — 0.6%
Dollar General Corp.*	188,820	14,233,252
Don Quijote Holdings Co. Ltd. (Japan)	9,000	731,594
Lifestyle International Holdings Ltd. (Hong Kong)	2,090,500	3,726,559
Marui Group Co. Ltd. (Japan)	27,500	311,623

		19,003,028

Multi-Utilities — 0.3%
Alliant Energy Corp.	50,390	3,174,570
GDF Suez (France)	233,490	4,609,782
Veolia Environnement SA (France)	89,520	1,693,138

		9,477,490

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 3.3%
BG Group PLC (United Kingdom)	145,578	$1,786,778
BP PLC (United Kingdom)	525,682	3,407,542
Carrizo Oil & Gas, Inc.*	47,750	2,370,787
Chevron Corp.	341,490	35,849,620
Diamondback Energy, Inc.*	48,660	3,739,034
Dragon Oil PLC (United Arab Emirates)	97,100	856,579
EQT Corp.	160,610	13,309,751
Galp Energia SGPS SA (Portugal)	73	789
Hess Corp.(a)	92,870	6,303,087
Marathon Petroleum Corp.	112,295	11,497,885
Occidental Petroleum Corp.	105,730	7,718,290
PDC Energy, Inc.*	29,340	1,585,534
QGEP Participacoes SA (Brazil)	313,000	645,310
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	179,033	5,323,897
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	174,447	5,434,055
Total SA (France)	159,290	7,917,798
Western Refining, Inc.	42,210	2,084,752
Woodside Petroleum Ltd. (Australia)	7,205	188,763
YPF SA (Argentina), ADR	35,300	968,985

		110,989,236

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	173,360	14,416,618
Kao Corp. (Japan)	24,500	1,223,384
L’Oreal SA (France)	12,390	2,282,113

		17,922,115

Pharmaceuticals — 3.6%
Akorn, Inc.*(a)	83,450	3,964,709
Astellas Pharma, Inc. (Japan)	171,700	2,813,287
Bayer AG (Germany)	21,077	3,153,442
Bristol-Myers Squibb Co.	268,600	17,324,700
Endo International PLC*(a)	170,530	15,296,541
GlaxoSmithKline PLC (United Kingdom)	309,500	7,124,641
Lupin Ltd. (India)	32,694	1,050,288
Mitsubishi Tanabe Pharma Corp. (Japan)	127,600	2,189,027
Novartis AG (Switzerland)	110,273	10,883,999
Novo Nordisk A/S (Denmark) (Class B Stock)	24,310	1,297,760
Ono Pharmaceutical Co. Ltd. (Japan)	4,900	552,936
Roche Holding AG (Switzerland)	48,352	13,286,747
Sanofi (France)	59,708	5,896,682
Santen Pharmaceutical Co. Ltd. (Japan)	116,500	1,699,248
Shire PLC (Ireland)	24,200	1,929,291
Shire PLC (Ireland), ADR	35,400	8,470,866
Sino Biopharmaceutical Ltd. (Hong Kong)	656,000	663,664
Teva Pharmaceutical Industries Ltd. (Israel), ADR	50,900	3,171,070
UCB SA (Belgium)	12,200	881,338
Valeant Pharmaceuticals International, Inc.*	92,100	18,292,902

		119,943,138

Professional Services — 0.3%
Adecco SA (Switzerland)*	46,824	3,892,174
Capita PLC (United Kingdom)	77,600	1,282,784
ManpowerGroup, Inc.	53,680	4,624,532
Seek Ltd. (Australia)	30,926	400,978

		10,200,468

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) — 1.5%
Befimmo SA (Belgium)	46,262	$3,139,801
Boston Properties, Inc.	140,970	19,803,466
British Land Co. PLC (The) (United Kingdom)	141,000	1,737,802
Charter Hall Retail REIT (Australia)	930,567	3,032,640
Daiwa Office Investment Corp. (Japan)	45	243,272
Goodman Group (Australia)	37,470	180,424
Home Properties, Inc.	41,020	2,842,276
Japan Retail Fund Investment Corp. (Japan)	118	234,476
Link REIT (The) (Hong Kong)	36,000	222,091
NorthStar Realty Finance Corp.	131,380	2,380,606
Piedmont Office Realty Trust, Inc. (Class A Stock)	190,700	3,548,927
Senior Housing Properties Trust	165,850	3,680,212
SL Green Realty Corp.	31,330	4,022,145
Vastned Retail NV (Netherlands)	57,936	2,837,890
WP GLIMCHER, Inc.	190,230	3,163,525

		51,069,553

Real Estate Management & Development — 0.9%
CBRE Group, Inc. (Class A Stock)*	358,680	13,884,503
CK Hutchison Holdings Ltd. (Hong Kong)	163,000	3,330,175
Deutsche Annington Immobilien SE (Germany)	47,500	1,600,631
Jones Lang LaSalle, Inc.	28,870	4,919,448
Kennedy-Wilson Holdings, Inc.	81,030	2,118,124
Lend Lease Group (Australia)	58,881	743,701
Mitsui Fudosan Co. Ltd. (Japan)	127,000	3,729,738
Sumitomo Realty & Development Co. Ltd. (Japan)	14,000	504,019
Wheelock & Co. Ltd. (Hong Kong)	53,000	270,834

		31,101,173

Road & Rail — 0.7%
ComfortDelGro Corp. Ltd. (Singapore)	304,400	641,254
Genesee & Wyoming, Inc. (Class A Stock)*	47,480	4,578,971
Old Dominion Freight Line, Inc.*	24,410	1,886,893
Union Pacific Corp.	163,870	17,748,760

		24,855,878

Semiconductors & Semiconductor Equipment — 2.0%
Ambarella, Inc.*(a)	21,000	1,589,910
Analog Devices, Inc.	323,290	20,367,270
Cavium, Inc.*	81,310	5,758,374
Cirrus Logic, Inc.*	133,640	4,444,866
Eugene Technology Co. Ltd. (South Korea)	51,455	657,877
Infineon Technologies AG (Germany)	80,400	956,510
Monolithic Power Systems, Inc.	114,750	6,041,588
NXP Semiconductor NV (Netherlands)*	223,600	22,440,496
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	429,000	1,993,804
Ultratech, Inc.*(a)	88,350	1,531,989

		65,782,684

Software — 1.7%
Adobe Systems, Inc.*	259,390	19,179,297
Oracle Corp.	560,750	24,196,363
PTC, Inc.*	39,480	1,427,992
QLIK Technologies, Inc.*	143,960	4,481,475
Rovi Corp.*	57,970	1,055,634

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
salesforce.com, Inc.*	113,600	$7,589,616

		57,930,377

Specialty Retail — 1.0%
Cia Hering (Brazil)	95,300	485,525
Fast Retailing Co. Ltd. (Japan)	2,100	811,982
Foot Locker, Inc.	58,160	3,664,080
Hennes & Mauritz AB (Sweden) (Class B Stock)	47,576	1,927,672
Home Depot, Inc. (The)	153,220	17,407,324
Inditex SA (Spain)	76,133	2,444,293
Lewis Group Ltd. (South Africa)	125,900	803,418
Signet Jewelers Ltd.	31,900	4,427,401

		31,971,695

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	359,610	44,746,272
Electronics For Imaging, Inc.*	85,343	3,563,070
Lenovo Group Ltd. (China)	460,000	670,316
Samsung Electronics Co. Ltd. (South Korea)	3,705	4,804,471
Seiko Epson Corp. (Japan)	14,600	258,586

		54,042,715

Textiles, Apparel & Luxury Goods — 0.8%
Best Pacific International Holdings Ltd. (China) (Class H Stock)	2,264,000	966,093
Cie Financiere Richemont SA (Switzerland)	19,881	1,597,456
Deckers Outdoor Corp.*	25,270	1,841,425
Kering (France)	9,290	1,813,576
Michael Kors Holdings Ltd.*	137,600	9,047,200
PVH Corp.	65,700	7,000,992
Sitoy Group Holdings Ltd. (Hong Kong)	743,000	474,399
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	961,500	3,402,209

		26,143,350

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.*	156,600	3,744,306
Housing Development Finance Corp. Ltd. (India)	50,552	1,062,864

		4,807,170

Tobacco — 0.5%
Imperial Tobacco Group PLC (United Kingdom)	144,333	6,331,322
Lorillard, Inc.	183,160	11,969,506

		18,300,828

Trading Companies & Distributors — 0.4%
MISUMI Group, Inc. (Japan)	38,800	1,563,691
Mitsubishi Corp. (Japan)	158,100	3,176,835
Rexel SA (France)	176,810	3,333,878
Travis Perkins PLC (United Kingdom)	58,200	1,680,404
WESCO International, Inc.*(a)	55,570	3,883,787

		13,638,595

Transportation Infrastructure
Auckland International Airport Ltd. (New Zealand)	86,078	289,129
Transurban Group (Australia)	89,451	647,703

		936,832

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV (Mexico) (Class L Stock)	793,800	$812,352
KDDI Corp. (Japan)	162,600	3,673,545
SBA Communications Corp. (Class A Stock)*	60,100	7,037,710
SK Telecom Co. Ltd. (South Korea)	5,757	1,416,605
SoftBank Corp. (Japan)	73,300	4,268,952
T-Mobile US, Inc.*	117,690	3,729,596

		20,938,760

TOTAL COMMON STOCKS (cost $1,876,314,269)		2,089,242,002

PREFERRED STOCKS — 0.3%
Automobiles — 0.3%
Porsche Automobil Holding SE (Germany) (PRFC)	27,700	2,712,606
Volkswagen AG (Germany) (PRFC)	24,444	6,482,585

		9,195,191

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	930	923,451

TOTAL PREFERRED STOCKS (cost $9,720,630)		10,118,642

	Units
RIGHTS*
Banks
Banco Bilbao Vizcaya Argentaria SA (Spain), expiring 04/14/15 (cost $28,220)	199,183	28,699

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.3%
Non-Residential Mortgage-Backed Securities — 0.3%
Capital Auto Receivables Asset Trust,
Series 2014-2, Class D
2.810%	08/20/19	307	308,019
Santander Drive Auto Receivables Trust,
Series 2013-5, Class D
2.730%	10/15/19	802	808,543
Series 2014-1, Class D
2.910%	04/15/20	786	794,286
Series 2014-4, Class C
2.600%	11/16/20	434	437,848
Series 2014-4, Class D
3.100%	11/16/20	748	753,321
SpringCastle America Funding LLC,
Series 2014-AA, Class A, 144A
2.700%	05/25/23	1,074	1,076,634
Vericrest Opportunity Loan Trust,
Series 2014-NPL7, Class A1, 144A
3.375%	08/27/57	2,776	2,777,311
Series 2014-NPL9, Class A1, 144A
3.375%	11/25/54	775	774,321
Series 2014-NP10, Class A1, 144A
3.375%	10/25/54	780	779,800

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
			$8,510,083

Residential Mortgage-Backed Securities
Countrywide Asset-Backed Certificates Trust,
Series 2004-7, Class AF5
5.868%(c)	01/25/35	187	194,297
Truman Capital Mortgage Loan Trust,
Series 2014-NPL2, Class A1, 144A
3.125%	06/25/54	512	511,602
Series 2014-NPL3, Class A1, 144A
3.125%	04/25/53	686	684,805

			1,390,704

TOTAL ASSET-BACKED SECURITIES (cost $9,881,385)			9,900,787

BANK LOANS(c) — 0.4%
Aerospace & Defense
TransDigm, Inc.,
Tranche Term Loan D
3.750%	06/04/21	254	253,279

Air Freight & Logistics
Goodpack Ltd.,
2nd Lien
8.000%	09/09/22	25	24,844
Initial Term Loan (First Lien)
4.750%	09/11/22	100	99,969

			124,813

Airlines
American Airlines Group, Inc.,
Class B Term Loan (2014)
4.250%	10/08/21	355	357,292

Chemicals
Gypsum Holdings III Corp.,
Term Loan (First Lien)
4.750%	03/27/21	513	499,508
Term Loan (Second Lien)
7.750%	03/27/22	35	34,213

			533,721

Commercial Services & Supplies — 0.1%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
4.750%	11/26/20	232	225,390
Garda World Security Corp.,
Delayed Draw Term Loan B
4.000%	11/06/20	69	68,466
Term Loan
4.003%	10/18/20	269	267,641
Laureate Education, Inc.,
New Series 2018 Extended Term Loan
5.000%	06/16/18	675	634,937

			1,196,434

Construction & Engineering
Cactus Wellhead LLC,
Tranche Term Loan B
7.000%	08/30/20	259	155,152

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Containers & Packaging
Ardagh Holdings USA, Inc. (Ireland),
New Term Loan
4.000%	12/17/19	338	$338,996

Electric Utilities — 0.1%
ExGen Texas Power LLC,
Term Loan
5.750%	09/18/21	432	433,472
Moxie Patriot LLC,
Construction B-1 Advances
6.750%	12/18/20	300	300,000

			733,472

Energy Equipment & Services
Husky Injection Molding Systems Ltd.,
Term Loan (Second Lien)
7.250%	06/30/22	90	87,675

Food & Staples Retailing
Albertson’s Holdings LLC,
Term Loan B-3
5.000%	08/25/19	565	568,266

Health Care Providers & Services
CHS/Community Health Systems, Inc.,
Incremental 2018 Term Loan F
3.428%	12/31/18	250	249,911
Kindred Healthcare, Inc.,
New Term Loan
4.250%	04/09/21	439	440,317

			690,228

Hotels, Restaurants & Leisure — 0.1%
24 Hour Fitness, Inc.,
Dollar Term Loan
4.750%	05/20/21	274	272,118
Aristocrat Leisure Ltd.,
Initial Term Loan
4.750%	09/29/21	1,006	1,009,465
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.,
Term Loan B (First Lien)
6.250%	04/10/21	648	573,002
Las Vegas Sands LLC,
Term Loan B
3.250%	12/17/20	49	49,306
Scientific Games International, Inc.,
Initial Term Loan B-2
6.000%	09/17/21	254	254,751

			2,158,642

Internet Software & Services
Dealertrack Technologies, Inc.,
Term Loan
3.250%	02/27/21	181	180,244

IT Services
Sungard Availability Services Capital, Inc.,
Term Loan B
6.000%	03/27/19	78	67,732

Machinery
RBS Global, Inc.,

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Machinery (cont’d.)
Term Loan B
4.000%	08/21/20	368	$368,000

Media — 0.1%
Charter Communications Operating LLC,
Term Loan F
3.000%	12/31/20	463	460,762
iHeartCommunications, Inc.,
Tranche Term Loan D
6.928%	01/30/19	825	783,544
Numericable U.S. LLC,
Dollar Denominated Tranche B-1 Loan
4.500%	04/23/20	72	72,380
Dollar Denominated Tranche B-2 Loan
4.500%	04/23/20	62	62,619
Springer Science & Business Media Finance, Inc.,
Term Loan
—%(p)	12/02/19	370	372,197
Term Loan B3
4.750%	08/15/20	294	293,399

			2,044,901

Metals & Mining
FMG Resources Pty Ltd.,
Loan
3.750%	06/30/19	103	93,246
Peabody Energy Corp.,
Term Loan
4.250%	09/24/20	148	132,526
Signode Industrial Group,
Initial Term Loan B
3.750%	04/08/21	291	287,850

			513,622

Multiline Retail
JC Penney Corp., Inc.,
Loan
6.000%	05/22/18	497	495,173
Term Loan
5.000%	06/20/19	10	9,905

			505,078

Oil, Gas & Consumable Fuels
Chief Exploration & Development LLC,
Term Loan (Second Lien)
7.500%	05/12/21	285	262,343
Seadrill Operating LP (United Kingdom),
Initial Term Loan
4.000%	02/14/21	217	172,025
Targa Resources Corp.,
Term Loan
5.750%	02/27/22	76	76,214

			510,582

Pharmaceuticals
Endo Pharmaceutical Holdings, Inc.,
Term Loan B
3.250%	12/12/20	502	501,392
PharMEDium Healthcare Corp.,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Pharmaceuticals (cont’d.)
Initial Term Loan (First Lien)
4.250%	01/23/21	186	$184,466
Initial Term Loan (Second Lien)
7.750%	01/23/22	10	9,963

			695,821

Specialty Retail
Petsmart, Inc.,
Term Loan
5.000%	02/18/22	285	287,008

Technology Hardware, Storage & Peripherals
Information Development Co.,
Tranche Term Loan B-5
3.750%	06/03/20	451	447,119
Kronos, Inc.,
Initial Term Loan (Second Lien)
9.750%	04/30/20	160	164,209

			611,328

Transportation Infrastructure
Lineage Logistic Holdings LLC,
Term Loan
4.500%	03/31/21	362	358,864

TOTAL BANK LOANS (cost $13,571,415)			13,341,150

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	808	842,421
Series 2007-1, Class A4
5.451%	01/15/49	466	495,472
Series 2007-2, Class A4
5.628%(c)	04/10/49	95	100,590
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW15, Class A4
5.331%	02/11/44	863	918,684
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA, 144A
3.175%(c)	12/15/27	295	295,408
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.703%(c)	12/10/49	1,000	1,081,792
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	840	877,462
Commercial Mortgage Trust,
Series 2007-GG9, Class A4
5.444%	03/10/39	3,398	3,585,563
Credit Suisse Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.467%	09/15/39	412	430,342
Credit Suuisse Mortgage Capital Certificates,
Series 2015-TOWN, Class B, 144A
2.093%(c)	03/15/17	137	136,973
Series 2015-TOWN, Class C, 144A
2.443%(c)	03/15/17	134	133,974
Series 2015-TOWN, Class D, 144A

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.393%(c)	03/15/17	203	$202,961
GAHR Commericial Mortgage Trust,
Series 2015-NRF, Class BFX, 144A
3.382%(c)	12/15/19	520	529,678
Series 2015-NRF, Class CFX, 144A
3.382%(c)	12/15/19	523	524,110
Series 2015-NRF, Class DFX, 144A
3.382%(c)	12/15/19	518	512,426
GE Commercial Mortgage Corp.,
Series 2007-C1, Class A4
5.543%	12/10/49	1,640	1,734,179
GS Mortgage Securities Corp. Trust,
Series 2013-NYC5, Class C, 144A
2.974%	01/10/30	130	132,321
GS Mortgage Securities Trust,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	189	192,063
Series 2006-GG8, Class A1A
5.547%	11/10/39	242	255,286
Series 2006-GG8, Class A4
5.560%	11/10/39	481	504,570
Hilton USA Trust,
Series 2013-HLT, Class CFX, 144A
3.714%	11/05/30	140	142,951
Series 2013-HLT, Class DFX, 144A
4.407%	11/05/30	1,290	1,327,704
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB17, Class A4
5.429%	12/12/43	461	483,887
Series 2007-CB18, Class A4
5.440%	06/12/47	1,034	1,091,841
Series 2007-LD11, Class A4
5.775%(c)	06/15/49	5,175	5,533,622
Series 2007-LDPX, Class A3
5.420%	01/15/49	469	496,734
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
5.903%(c)	07/15/44	400	431,851
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class A4
5.424%	02/15/40	967	1,028,280
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%	12/12/49	216	227,130
Series 2007-6, Class A4
5.485%(c)	03/12/51	400	428,002
Series 2007-7, Class A4
5.747%(c)	06/12/50	94	101,367
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class A4
5.686%(c)	04/15/49	2,038	2,185,494
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C30, Class A5
5.342%	12/15/43	3,980	4,227,620
Series 2007-C31, Class A4
5.509%	04/15/47	1,760	1,855,596
Series 2007-C33, Class A4
5.941%(c)	02/15/51	6,509	6,942,140

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-C33, Class A5
5.943%(c)	02/15/51	1,000	$1,091,784

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $41,983,403)			41,082,278

CORPORATE BONDS — 11.3%
Aerospace & Defense
Bombardier, Inc. (Canada),
Unsec’d. Notes, 144A
5.500%	09/15/18	430	429,463
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20	420	414,750
6.000%	07/15/22	85	85,000
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21	450	439,875

			1,369,088

Airlines — 0.1%
Air Canada Pass-Through Trust (Canada),
Pass-Through Certificates, 144A(g)
5.000%	09/15/20	345	345,521
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19	535	548,375
American Airlines Group, Inc.,
Gtd. Notes, 144A
4.625%	03/01/20	285	279,122
5.500%	10/01/19(a)	320	328,400
Continental Airlines 2012-1 Class B Pass-Through Trust,
Pass-Through Certificates
6.250%	10/11/21	98	104,099
UAL 2009-2A Pass-Through Trust,
Pass-Through Certificates
9.750%	07/15/18	95	105,423
United Continental Holdings, Inc.,
Gtd. Notes
6.000%	12/01/20(a)	220	231,000
6.000%	07/15/26	835	835,000
6.000%	07/15/28	770	770,000
6.375%	06/01/18	10	10,587
US Airways Group, Inc.,
Gtd. Notes
6.125%	06/01/18	860	905,150

			4,462,677

Auto Components
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes, 144A
4.250%	05/15/21	200	199,000
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, 144A, PIK
6.875%	08/15/18	105	109,594

			308,594

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Automobiles — 0.2%
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18	470	$481,543
6.250%	10/02/43	81	99,230
General Motors Financial Co., Inc.,
Gtd. Notes
2.625%	07/10/17	150	151,502
3.000%	09/25/17	341	347,394
3.250%	05/15/18	245	249,594
3.500%	07/10/19	540	554,398
4.250%	05/15/23	280	290,069
4.375%	09/25/21	2,508	2,663,722
4.750%	08/15/17	250	263,300
Hyundai Capital America (South Korea),
Sr. Unsec’d. Notes, 144A
1.625%	10/02/15	163	163,717
1.875%	08/09/16	143	144,237
2.125%	10/02/17	180	181,777
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A(g)
9.000%	04/01/22	420	455,700

			6,046,183

Banks — 3.0%
Bank of America Corp.,
Jr. Sub. Notes
6.100%(c)	12/29/49	345	349,959
6.250%(c)	09/29/49	165	168,094
6.500%(c)	10/29/49(a)	585	618,637
Sr. Unsec’d. Notes
3.875%	03/22/17	285	298,262
5.650%	05/01/18	155	171,937
5.750%	12/01/17	1,085	1,193,880
5.875%	01/05/21	1,315	1,536,992
Sub. Notes, MTN
4.250%	10/22/26	759	783,548
Bank of America NA,
Sr. Unsec’d. Notes
1.650%	03/26/18	1,008	1,010,513
Sub. Notes
5.300%	03/15/17	315	336,417
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
1.700%	03/05/18	1,327	1,328,543
2.300%	03/05/20	1,320	1,321,150
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22(a)	935	1,094,534
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.625%(c)	06/29/49	145	143,777
8.250%(c)	12/29/49	660	707,134
Sr. Unsec’d. Notes
2.000%	03/16/18	2,600	2,614,079
2.750%	11/08/19	600	605,911
Capital One NA/Mclean VA,
Sr. Unsec’d. Notes
1.650%	02/05/18	3,361	3,347,694
2.950%	07/23/21	1,017	1,031,535

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes
5.875%(c)	12/29/49(a)	460	$464,600
6.300%(c)	12/29/49(a)	540	551,475
Sr. Unsec’d. Notes
1.800%	02/05/18	11,000	11,022,968
1.850%	11/24/17(a)	1,404	1,413,866
4.750%	05/19/15	500	502,704
6.125%	05/15/18	247	277,999
Sub. Notes
4.050%	07/30/22	195	204,570
5.300%	05/06/44	1,032	1,160,001
5.500%	09/13/25	227	257,280
Citizens Financial Group, Inc.,
Sub. Notes, 144A
4.150%	09/28/22	546	573,600
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.625%(c)	09/29/49(a)	1,125	1,127,813
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 144A
2.750%	03/26/20	532	535,035
3.750%	03/26/25	530	536,198
Credit Suisse NY (Switzerland),
Sub. Notes
6.000%	02/15/18	360	401,411
Deutsche Bank AG (Germany),
Jr. Sub. Notes
7.500%(c)	12/29/49(a)	600	610,500
Sr. Unsec’d. Notes
1.875%	02/13/18	3,926	3,931,532
Sub. Notes
4.500%	04/01/25	1,062	1,063,593
Discover Bank,
Sr. Unsec’d. Notes
3.200%	08/09/21	1,124	1,135,474
4.200%	08/08/23	769	813,360
Sub. Notes
7.000%	04/15/20	866	1,028,051
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18	300	320,870
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	10/23/19(a)	5,100	5,170,890
2.625%	01/31/19(a)	1,467	1,498,784
2.900%	07/19/18	789	815,441
5.250%	07/27/21	123	139,877
5.750%	01/24/22	1,330	1,552,586
5.950%	01/18/18	360	400,850
6.150%	04/01/18	350	393,484
Sr. Unsec’d. Notes, MTN
1.748%	09/15/17	1,851	1,849,306
Sub. Notes
6.750%	10/01/37(a)	600	787,832
HSBC Holdings PLC (United Kingdom),
Sub. Notes
4.250%	03/14/24(a)	342	358,877
5.250%	03/14/44	248	282,379

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20	200	$242,611
Huntington National Bank (The),
Sr. Unsec’d. Notes
1.700%	02/26/18	2,500	2,500,070
ING Bank NV (Netherlands),
Sub. Notes, 144A
5.800%	09/25/23	300	339,636
JPMorgan Chase & Co.,
Jr. Sub. Notes
6.000%(c)	12/29/49	495	501,187
6.750%(c)	01/29/49	300	325,500
Sr. Unsec’d. Notes
1.700%	03/01/18	530	532,130
Sub. Notes
3.875%	09/10/24	6,044	6,200,479
4.125%	12/15/26(a)	2,140	2,218,534
M&I Marshall & Ilsley Bank,
Sub. Notes
5.000%	01/17/17	869	918,719
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
1.750%	03/26/18	2,659	2,664,842
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	1,350	1,364,827
2.650%	01/27/20(a)	2,409	2,442,538
5.750%	01/25/21	1,608	1,877,071
Sr. Unsec’d. Notes, MTN
2.375%	07/23/19(a)	1,496	1,507,162
6.625%	04/01/18	200	227,470
Sub. Notes
4.875%	11/01/22	1,457	1,591,280
5.000%	11/24/25	1,529	1,689,018
Sub. Notes, MTN
4.100%	05/22/23	235	244,567
Regions Bank,
Sub. Notes
6.450%	06/26/37	525	660,235
7.500%	05/15/18	600	697,399
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.000%	05/15/18	581	580,462
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24(a)	1,763	1,849,583
6.000%	12/19/23	4,444	4,943,248
6.100%	06/10/23	760	845,163
6.125%	12/15/22(a)	791	890,742
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.625%	03/13/18(a)	2,630	2,650,077

			100,350,352

Building Products — 0.1%
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	270	274,050

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Building Products (cont’d.)
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
6.000%	04/01/24	905	$902,737
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25	290	292,813
6.500%	12/10/19(a)	220	233,750
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25(a)	155	158,100

			1,861,450

Capital Markets
Lazard Group LLC,
Sr. Unsec’d. Notes
4.250%	11/14/20	196	209,471
6.850%	06/15/17	24	26,663

			236,134

Chemicals — 0.1%
Consolidated Energy Finance SA (Trinidad & Tobago),
Gtd. Notes, 144A
6.750%	10/15/19	840	846,300
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.500%	02/15/16	1,180	1,197,544
4.125%	11/15/21	576	625,931
4.250%	11/15/20	126	138,218
Evolution Escrow Issuer LLC,
Gtd. Notes, 144A(g)
7.500%	03/15/22(a)	445	450,563
Nufarm Australia Ltd. (Australia),
Gtd. Notes, 144A
6.375%	10/15/19	365	369,563
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22(a)	210	219,450
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.250%	01/15/21	200	186,500
WR Grace & Co-Conn,
Gtd. Notes, 144A
5.125%	10/01/21	255	264,563

			4,298,632

Commercial Services & Supplies — 0.2%
ADS Waste Holdings, Inc.,
Gtd. Notes
8.250%	10/01/20(a)	271	283,195
ADT Corp. (The),
Sr. Unsec’d. Notes
3.500%	07/15/22(a)	595	541,450
4.125%	04/15/19(a)	210	213,937
4.125%	06/15/23(a)	900	841,500
5.250%	03/15/20	215	222,525
6.250%	10/15/21(a)	170	181,050
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20(a)	645	595,013

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
Sr. Sec’d. Notes
6.375%	12/01/19	1,630	$1,621,850
Brand Energy & Infrastructure Services, Inc.,
Gtd. Notes, 144A
8.500%	12/01/21	430	403,125
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20(a)	370	390,350
Garda World Security Corp. (Canada),
Gtd. Notes, 144A
7.250%	11/15/21	900	884,250
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.500%	11/15/23(a)	525	557,813
7.000%	02/15/22	110	121,275
7.875%	03/15/21	105	120,120
Tervita Corp. (Canada),
Gtd. Notes, 144A
9.750%	11/01/19	170	93,500
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes
8.125%	06/15/18	860	882,575
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25(a)	110	112,063
Sr. Sec’d. Notes
4.625%	07/15/23	140	141,575

			8,207,166

Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
6.750%	11/15/20(a)	870	926,550
8.875%	01/01/20	320	348,800
Sr. Unsec’d. Notes
6.450%	03/15/29(a)	965	974,650
6.500%	01/15/28	440	444,400

			2,694,400

Construction & Engineering — 0.1%
Abengoa Greenfield SA (Spain),
Gtd. Notes, 144A
6.500%	10/01/19(a)	245	225,400
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18	515	515,000
DR Horton, Inc.,
Gtd. Notes
4.375%	09/15/22	220	220,000
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	85	79,475
Shea Homes LP/Shea Homes’ Funding Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	04/01/23(a)	50	50,875
6.125%	04/01/25	50	50,375
Standard Pacific Corp.,
Gtd. Notes
5.875%	11/15/24(a)	280	287,700

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Construction & Engineering (cont’d.)
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21	415	$410,850
TRI Pointe Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	06/15/19	55	53,694
5.875%	06/15/24	480	469,200
William Lyon Homes, Inc.,
Gtd. Notes
5.750%	04/15/19	580	585,800
7.000%	08/15/22	840	866,250

			3,814,619

Construction Materials
Building Materials Holding Corp.,
Sr. Sec’d. Notes, 144A
9.000%	09/15/18	630	667,800

Consumer Finance — 0.1%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.125%	03/30/20	345	342,844
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	10/26/20(a)	90	88,313
5.500%	01/25/23(a)	735	700,087
5.875%	03/25/21	345	343,706
5.875%	10/25/24	945	883,575
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19	195	194,513
5.500%	01/15/19	535	545,700
8.000%	03/25/20	85	94,359
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17	185	185,150
3.000%	08/15/19	272	277,904
3.750%	08/15/21	411	426,209
4.250%	08/15/24	414	432,962

			4,515,322

Containers & Packaging — 0.1%
Ardagh Finance Holdings SA (Luxembourg),
Sr. Unsec’d. Notes, 144A, PIK
8.625%	06/15/19(a)	913	951,614
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.750%	01/31/21(a)	500	506,250
Sr. Sec’d. Notes, 144A
3.271%(c)	12/15/19	350	341,250
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20	124	123,684
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand),
Gtd. Notes, 144A
6.000%	06/15/17	130	130,325
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23(a)	355	358,106

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Containers & Packaging (cont’d.)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes
8.250%	02/15/21	185	$197,950
Sr. Sec’d. Notes
5.750%	10/15/20	190	196,413

			2,805,592

Distributors
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20	910	973,700
Sr. Sec’d. Notes, 144A
5.250%	12/15/21	235	242,050

			1,215,750

Diversified Financial Services — 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes, 144A
4.500%	05/15/21	175	180,906
5.000%	10/01/21	760	806,550
Affiliated Managers Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/01/25	820	818,980
4.250%	02/15/24	239	255,187
Air Lease Corp.,
Sr. Unsec’d. Notes
2.125%	01/15/18(a)	395	393,025
3.750%	02/01/22	718	729,642
4.250%	09/15/24	654	673,620
4.750%	03/01/20	634	680,758
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.625%	12/15/18	65	67,600
5.125%	03/15/21	155	161,975
5.500%	02/15/22	580	616,975
6.250%	12/01/19	85	93,447
Discover Financial Services,
Sr. Unsec’d. Notes
3.950%	11/06/24	477	490,550
5.200%	04/27/22	304	338,495
Fly Leasing Ltd. (Ireland),
Sr. Unsec’d. Notes
6.375%	10/15/21	1,060	1,049,400
6.750%	12/15/20	595	607,644
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34	679	679,849
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19	710	723,313
5.875%	02/01/22(a)	1,565	1,611,950
6.000%	08/01/20	425	441,490
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.090%(c)	12/21/65	305	287,463
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65	345	324,300

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	140	$155,400
6.250%	05/15/19	225	245,813
Peachtree Corners Funding Trust,
Gtd. Notes, 144A(g)
3.976%	02/15/25	500	507,217

			12,941,549

Diversified Telecommunication Services — 0.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22(a)	200	205,250
6.625%	02/15/23	290	298,700
7.875%	12/15/19	245	259,700
Altice Finco SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25	630	645,750
Sr. Sec’d. Notes, 144A
9.875%	12/15/20	320	354,400
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25	200	200,375
7.750%	05/15/22	1,380	1,403,287
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.150%	06/15/17(a)	37	38,758
6.000%	04/01/17	92	97,980
6.150%	09/15/19(a)	203	220,255
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	240	232,500
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21	1,345	1,277,750
7.000%	02/15/20	400	408,000
8.250%	09/01/17	100	102,063
Embarq Corp.,
Sr. Unsec’d. Notes
7.082%	06/01/16	303	321,406
7.995%	06/01/36(a)	3,075	3,656,483
FairPoint Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/15/19	350	369,250
GCI, Inc.,’
Sr. Unsec’d. Notes, 144A
6.875%	04/15/25	155	156,163
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	08/15/22	205	210,958
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20	1,066	1,084,506
3.450%	03/15/21(a)	1,958	2,047,766
4.500%	09/15/20	7,432	8,206,957
6.550%	09/15/43	1,000	1,302,159
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21	410	425,375
Sr. Sec’d. Notes, 144A

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Telecommunication Services (cont’d.)
4.750%	07/15/20	620	$621,550

			24,147,341

Electric Utilities — 0.4%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	620	604,500
7.375%	07/01/21	605	671,550
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	287	324,099
Atlantic Power Corp.,
Gtd. Notes
9.000%	11/15/18	685	707,263
Dominion Resources, Inc.,
Jr. Sub. Notes
2.573%(c)	09/30/66	1,420	1,320,956
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21	1,125	1,195,313
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21	338	397,483
6.400%	09/15/20	775	919,555
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	751	769,092
4.250%	03/15/23	1,504	1,574,237
7.375%	11/15/31(a)	844	1,071,817
FirstEnergy Solutions Corp.,
Gtd. Notes
6.050%	08/15/21(a)	879	978,439
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21	325	354,597
NSG Holdings LLC/NSG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	12/15/25	350	377,453
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.000%	09/01/21	844	996,550
6.500%	12/15/20	276	331,793
RJS Power Holdings LLC,
Gtd. Notes, 144A
5.125%	07/15/19(a)	770	758,450

			13,353,147

Electronic Equipment, Instruments & Components
TerraForm Power Operating LLC,
Gtd. Notes, 144A
5.875%	02/01/23	275	285,313
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19	135	142,087

			427,400

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Energy Equipment & Services — 0.5%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22	123	$123,923
7.750%	04/01/19	425	441,617
Gtd. Notes, 144A
6.250%	04/01/23(a)	130	131,300
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21(a)	1,094	1,015,218
5.350%	03/15/20	2,325	2,269,542
DCP Midstream Operating LP,
Gtd. Notes
2.500%	12/01/17(a)	194	182,938
2.700%	04/01/19	399	363,369
3.875%	03/15/23	232	208,842
5.600%	04/01/44	643	552,448
Enable Midstream Partners LP,
Gtd. Notes, 144A
2.400%	05/15/19	221	216,563
Sr. Unsec’d. Notes, 144A
3.900%	05/15/24	234	225,473
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.200%	09/15/21	509	534,723
Enterprise Products Operating LLC,
Gtd. Notes
2.550%	10/15/19	159	161,129
Exterran Holdings, Inc.,
Gtd. Notes
7.250%	12/01/18	50	50,500
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	04/01/21	180	165,600
6.000%	10/01/22	540	491,400
Forbes Energy Services Ltd.,
Gtd. Notes
9.000%	06/15/19(a)	710	482,800
Forum Energy Technologies, Inc.,
Gtd. Notes
6.250%	10/01/21	295	276,563
Gibson Energy, Inc. (Canada),
Gtd. Notes, 144A
6.750%	07/15/21	185	188,700
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes
6.500%	03/01/20	133	131,005
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	10/01/21	129	138,376
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	505	510,012
Midstream Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23(a)	235	236,763
5.875%	04/15/21	380	396,743
6.125%	07/15/22	445	471,477

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Energy Equipment & Services (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	109	$109,872
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
2.646%	02/15/20	60	60,253
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.750%	05/15/24(a)	170	170,850
Sr. Sec’d. Notes, 144A
5.625%	03/01/25(a)	325	321,344
SemGroup Corp.,
Gtd. Notes
7.500%	06/15/21	270	282,825
Southern Natural Gas Co./Southern Natural Issuing Corp.,
Gtd. Notes
4.400%	06/15/21	102	106,520
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	500	470,540
5.650%	03/01/20	350	385,527
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18	100	103,083
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.875%	02/01/21	280	293,300
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21	295	303,850
Gtd. Notes, 144A
5.500%	10/15/19	65	66,950
6.250%	10/15/22	510	527,850
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.375%	06/01/21	467	516,049
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	217	200,595
4.550%	06/24/24(a)	2,358	2,283,754
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20	50	52,090
4.300%	03/04/24(a)	463	461,993
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/24	20	20,100

			16,704,369

Food & Staples Retailing
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21	295	303,850
7.750%	11/15/22(a)	145	154,425
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17	179	180,626
2.700%	11/18/19	405	413,747
3.300%	11/18/21	480	494,166

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food & Staples Retailing (cont’d.)

			$1,546,814

Food Products — 0.2%
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18(a)	156	156,194
3.200%	01/25/23	782	769,794
ESAL GmbH (Brazil),
Gtd. Notes, 144A
6.250%	02/05/23	1,000	972,500
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece),
Gtd. Notes, 144A
9.875%	02/01/20	410	431,525
HJ Heinz Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	635	688,181
JBS Investments GmbH ‘(Brazil),
Gtd. Notes, 144A
7.250%	04/03/24	1,100	1,122,000
7.750%	10/28/20	600	634,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21(a)	240	253,500
8.250%	02/01/20(a)	590	626,875
Sr. Unsec’d. Notes, 144A
5.875%	07/15/24(a)	105	106,313
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
7.750%	01/31/23	1,090	1,073,650
Post Holdings, Inc.,
Gtd. Notes, 144A
6.000%	12/15/22	660	636,900
6.750%	12/01/21(a)	495	499,950

			7,971,882

Gas Utilities
LBC Tank Terminals Holding Netherlands BV (Belgium),
Gtd. Notes, 144A
6.875%	05/15/23	310	316,975
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17	361	368,219

			685,194

Health Care Equipment & Supplies — 0.1%
Becton Dickinson And Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	215	219,605
Zimmer Holdings, Inc.,
Sr. Unsec’d. Notes
1.450%	04/01/17	550	551,090
2.000%	04/01/18(a)	1,428	1,439,423

			2,210,118

Health Care Providers & Services — 0.2%
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22(a)	585	625,219

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services (cont’d.)
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19	385	$390,174
4.250%	10/15/19	315	323,663
5.000%	03/15/24	185	196,100
6.500%	02/15/20(a)	1,760	1,981,760
HealthSouth Corp.,
Gtd. Notes
5.125%	03/15/23	95	96,663
5.750%	11/01/24	700	728,000
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
8.000%	01/15/20	190	203,894
8.750%	01/15/23(a)	190	208,050
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20	70	74,200
6.250%	11/01/18	405	438,919
Sr. Unsec’d. Notes
8.125%	04/01/22(a)	1,515	1,670,287
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19(a)	125	124,063

			7,060,992

Hotels, Restaurants & Leisure — 0.2%
24 Hour Holdings III LLC,
Gtd. Notes, 144A
8.000%	06/01/22(a)	255	216,750
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
Sec’d. Notes
11.000%	10/01/21	160	140,000
Sr. Sec’d. Notes
8.000%	10/01/20(a)	155	153,837
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.,
Sec’d. Notes, 144A
9.375%	05/01/22(a)	155	118,963
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21(a)	745	763,625
MCE Finance Ltd. (Hong Kong),
Gtd. Notes, 144A
5.000%	02/15/21	735	687,225
NCL Corp. Ltd.,
Gtd. Notes
5.000%	02/15/18	230	234,600
Sr. Unsec’d. Notes, 144A
5.250%	11/15/19	320	328,000
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27	355	418,900
Scientific Games International, Inc.,
Gtd. Notes, 144A
6.625%	05/15/21(a)	1,175	857,750
Sr. Sec’d. Notes, 144A
7.000%	01/01/22(a)	350	357,875

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
SGMS Escrow Corp.,
Sr. Unsec’d. Notes, 144A
10.000%	12/01/22	410	$386,425
Speedway Motorsports, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	02/01/23	320	324,800
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.250%	10/15/21(a)	1,055	999,613

			5,988,363

Household Durables
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19	430	443,975
4.500%	11/15/19	100	102,750

			546,725

Independent Power & Renewable Electricity Producers — 0.2%
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23(a)	180	180,000
5.750%	01/15/25	250	251,875
Dynegy Finance I, Inc/Dynegy Finance II, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	11/01/19	960	993,600
7.375%	11/01/22	1,055	1,109,069
7.625%	11/01/24(a)	1,135	1,188,913
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22(a)	195	200,363
6.250%	05/01/24(a)	1,565	1,576,737

			5,500,557

Industrial Conglomerates
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23(a)	510	528,487
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.500%	10/01/21	185	191,013
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20	290	313,563

			1,033,063

Insurance — 0.3%
Aflac, Inc.,
Sr. Unsec’d. Notes
2.400%	03/16/20	500	505,789
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	1,031	1,046,290
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16	517	551,135
Aon Corp. (United Kingdom),
Gtd. Notes
5.000%	09/30/20	205	230,830

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.000%	10/15/17	1,000	$1,064,856
5.125%	04/15/22	237	270,066
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	334	370,041
Sr. Unsec’d. Notes, 144A
6.500%	03/15/35	260	326,448
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21	100	112,809
MetLife, Inc.,
Sr. Unsec’d. Notes
4.750%	02/08/21	820	927,005
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	209	276,782
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	123	196,160
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	563	635,101
6.000%	02/10/20	1,594	1,823,169
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	982	1,108,599
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	209	214,202
4.125%	11/01/24	303	319,815
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	751	859,636

			10,838,733

Internet & Catalog Retail
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/22	275	281,187
5.875%	02/15/25(a)	275	282,219

			563,406

Internet Software & Services
Bankrate, Inc.,
Gtd. Notes, 144A
6.125%	08/15/18	25	24,687

IT Services
Compiler Finance Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/21	60	46,050
IHS, Inc.,
Gtd. Notes, 144A
5.000%	11/01/22	255	256,122

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
IT Services (cont’d.)
SunGard Availability Services Capital, Inc.,
Gtd. Notes, 144A
8.750%	04/01/22	100	$62,750

			364,922

Machinery — 0.1%
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19(a)	540	556,200
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
4.250%	06/15/23	405	432,427
LSB Industries, Inc.,
Sr. Sec’d. Notes
7.750%	08/01/19	35	36,487
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Sec’d. Notes
8.750%	02/01/19(a)	807	851,385
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.375%	12/17/18	126	128,373

			2,004,872

Marine — 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21	610	613,050
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
Gtd. Notes
8.125%	02/15/19(a)	500	432,500
Sr. Sec’d. Notes, 144A
7.375%	01/15/22	760	708,700
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay),
Gtd. Notes, 144A
7.250%	05/01/22	85	82,450

			1,836,700

Media — 0.5%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37	235	303,448
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.750%	01/15/24(a)	120	124,650
CCOH Safari LLC,
Gtd. Notes
5.750%	12/01/24	235	242,050
Cogeco Cable, Inc. (Canada),
Gtd. Notes, 144A
4.875%	05/01/20	350	354,375
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21(a)	1,390	1,461,237
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.875%	10/01/19	200	230,386

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Discovery Communications LLC,
Gtd. Notes
3.250%	04/01/23	71	$70,707
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19(a)	870	861,300
Sr. Sec’d. Notes, 144A
10.625%	03/15/23	290	290,000
Sr. Unsec’d. Notes
5.500%	12/15/16(a)	830	800,950
10.000%	01/15/18(a)	425	361,250
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Sec’d. Notes
9.750%	04/01/21	852	941,460
MDC Partners, Inc.,
Gtd. Notes, 144A
6.750%	04/01/20	330	347,737
MHGE Parent LLC/MHGE Parent Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	08/01/19(a)	1,165	1,170,825
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20	135	137,363
Numericable-SFR SAS (France),
Sr. Sec’d. Notes, 144A
4.875%	05/15/19	480	477,600
6.000%	05/15/22(a)	450	455,625
6.250%	05/15/24(a)	200	202,500
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20	570	604,200
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21	759	812,412
5.850%	05/01/17	157	170,765
6.750%	07/01/18	295	338,949
8.250%	04/01/19	1,167	1,427,404
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42	500	554,801
5.375%	10/15/41	556	651,163
6.200%	03/15/40	320	409,076
Viacom, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/23(a)	1,215	1,283,641
Wave Holdco LLC/Wave Holdco Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.250%	07/15/19	20	20,475

			15,106,349

Metals & Mining — 0.3%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)	542	580,109
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22	975	882,375
Gtd. Notes, 144A(g)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
8.000%	04/01/23	290	$284,200
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
4.875%	11/04/44	550	574,693
Sr. Unsec’d. Notes, RegS
4.500%	08/13/23	2,900	3,116,740
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
6.750%	02/15/20(a)	785	726,125
7.250%	05/15/22(a)	370	341,325
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.875%	04/01/22(a)	245	180,994
8.250%	11/01/19(a)	165	141,900
JMC Steel Group, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	03/15/18(a)	1,305	1,096,200
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	11/01/20	315	326,813
7.875%	11/01/22	285	297,113
Murray Energy Corp.,
Sec’d. Notes, 144A
8.625%	06/15/21	235	245,575
9.500%	12/05/20	490	548,800
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22(a)	420	415,800
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18(a)	330	260,700
6.250%	11/15/21(a)	370	227,550
7.875%	11/01/26	70	42,175
Sec’d. Notes, 144A
10.000%	03/15/22(a)	260	231,400
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Gtd. Notes
11.250%	10/15/18(a)	217	220,255
Sr. Sec’d. Notes
9.000%	10/15/17	85	85,850
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Gtd. Notes, 144A
6.375%	05/01/22(a)	160	159,000
Steel Dynamics, Inc.,
Gtd. Notes
6.125%	08/15/19	260	276,900
Gtd. Notes, 144A
5.125%	10/01/21	165	166,031
5.500%	10/01/24	80	81,100

			11,509,723

Multiline Retail — 0.1%
Family Tree Escrow LLC,
Sr. Sec’d. Notes, 144A
5.750%	03/01/23	240	252,600
JC Penney Corp., Inc.,
Gtd. Notes
5.650%	06/01/20(a)	705	608,063
5.750%	02/15/18	130	122,850

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Multiline Retail (cont’d.)
7.400%	04/01/37	475	$353,875
8.125%	10/01/19(a)	600	588,000

			1,925,388

Oil, Gas & Consumable Fuels — 1.1%
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	245	235,200
Gtd. Notes, 144A
5.625%	06/01/23	145	143,550
Approach Resources, Inc.,
Gtd. Notes
7.000%	06/15/21	50	44,750
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.674%	02/13/18	1,303	1,309,163
2.248%	11/01/16	880	896,654
4.500%	10/01/20	324	359,394
California Resources Corp.,
Gtd. Notes, 144A
5.000%	01/15/20(a)	195	175,987
5.500%	09/15/21(a)	105	93,156
6.000%	11/15/24(a)	435	381,713
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.700%	10/15/19	592	659,907
CVR Refining LLC/Coffeyville Finance, Inc.,
Gtd. Notes
6.500%	11/01/22	80	80,000
Denbury Resources, Inc.,
Gtd. Notes
5.500%	05/01/22(a)	475	426,313
6.375%	08/15/21(a)	300	282,750
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes, 144A
4.375%	10/30/24	445	452,876
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21(a)	740	714,100
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22(a)	285	290,700
9.375%	05/01/20(a)	615	644,213
Sec’d. Notes
6.875%	05/01/19	420	430,500
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	95	89,300
Jupiter Resources, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
8.500%	10/01/22(a)	620	508,400
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.250%	11/01/19	280	221,200
6.500%	05/15/19	220	184,937
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	03/01/21	330	371,181

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Noble Holding International Ltd.,
Gtd. Notes
4.000%	03/16/18	54	$54,299
5.950%	04/01/25	344	335,911
6.950%	04/01/45	332	314,692
Northern Tier Energy LLC/Northern Tier Finance Corp.,
Sr. Sec’d. Notes
7.125%	11/15/20	165	169,423
Petrobras Global Finance BV (Brazil),
Gtd. Notes
1.881%(c)	05/20/16	432	408,283
3.250%	03/17/17(a)	807	744,458
4.375%	05/20/23(a)	6,637	5,675,299
5.375%	01/27/21(a)	2,031	1,842,422
5.625%	05/20/43	555	449,495
5.875%	03/01/18	233	223,098
6.125%	10/06/16	900	897,516
7.250%	03/17/44(a)	1,581	1,484,527
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44	580	585,075
6.375%	01/23/45(a)	1,807	2,020,226
6.500%	06/02/41	1,584	1,793,880
Gtd. Notes, 144A
3.500%	07/23/20(a)	5,565	5,690,213
Rice Energy, Inc.,
Gtd. Notes
6.250%	05/01/22(a)	560	546,000
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21(a)	390	366,600
5.875%	06/01/24(a)	587	545,910
Southwestern Energy Co.,
Sr. Unsec’d. Notes
3.300%	01/23/18	275	280,275
4.050%	01/23/20	499	515,644
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23	110	113,300
Teine Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	09/30/22	440	400,400
Transocean, Inc.,
Gtd. Notes
5.050%	12/15/16	136	137,360
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21	360	358,200
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	420	412,650

			35,361,100

Paper & Forest Products
Mercer International, Inc.,
Gtd. Notes
7.000%	12/01/19(a)	100	103,500

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Paper & Forest Products (cont’d.)
Sappi Papier Holding GmbH (South Africa),
Sr. Sec’d. Notes, 144A
6.625%	04/15/21	1,045	$1,095,944

			1,199,444

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17	447	448,586
Actavis Funding SCS,
Gtd. Notes
1.850%	03/01/17(a)	1,876	1,889,533
2.350%	03/12/18	1,323	1,340,892
3.000%	03/12/20(a)	531	543,258
3.450%	03/15/22	789	808,155
3.800%	03/15/25	788	813,240
Actavis, Inc.,
Gtd. Notes
1.875%	10/01/17	169	169,392
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	02/01/25	200	206,000
Express Scripts Holding Co.,
Gtd. Notes
4.750%	11/15/21(a)	1,254	1,410,884
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20	295	317,838
Perrigo Finance PLC,
Gtd. Notes
3.500%	12/15/21	200	206,959
Valeant Pharmaceuticals International, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	03/15/20	430	433,763
6.125%	04/15/25	370	382,950

			8,971,450

Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20	157	157,508
4.600%	04/01/22	94	99,331
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20	255	270,074
BioMed Realty LP,
Gtd. Notes
2.625%	05/01/19	388	391,214
3.850%	04/15/16	529	541,931
4.250%	07/15/22	155	161,896
6.125%	04/15/20	540	621,866
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	427	433,760
4.100%	10/01/24	780	793,284
4.550%	10/01/29	780	810,817
4.950%	04/15/18	425	457,337
5.700%	05/01/17	264	284,350

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Camden Property Trust,
Sr. Unsec’d. Notes
2.950%	12/15/22	161	$157,740
DDR Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	332	331,325
4.625%	07/15/22	253	272,233
4.750%	04/15/18	700	753,582
9.625%	03/15/16	142	153,159
Digital Realty Trust LP,
Gtd. Notes
4.500%	07/15/15(a)	100	100,249
5.250%	03/15/21	134	149,137
Duke Realty LP,
Gtd. Notes
4.375%	06/15/22	198	212,643
Equity Commonwealth,
Sr. Unsec’d. Notes
5.750%	11/01/15	42	42,133
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22	1,400	1,420,791
5.375%	10/15/15	39	39,852
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19	480	486,257
Essex Portfolio LP,
Gtd. Notes
3.875%	05/01/24	457	478,068
Geo Group, Inc. (The),
Gtd. Notes
5.875%	01/15/22	395	416,725
Government Properties Income Trust,
Sr. Unsec’d. Notes
3.750%	08/15/19	770	797,842
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24	1,500	1,524,305
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18	180	182,445
4.700%	09/15/17	76	81,640
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21	1,129	1,146,177
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21	437	445,230
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24	254	264,301
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23	1,022	1,018,038
4.125%	06/15/22	169	176,846
4.750%	10/01/20	2,168	2,370,977
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
2.500%	12/15/17	311	312,859

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
3.150%	05/15/23	634	$573,983
4.500%	04/18/22	908	919,993
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23	117	124,985
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.950%	04/01/24	210	221,256
Gtd. Notes, 144A
4.500%	01/15/25	254	255,676
4.500%	04/01/27	1,582	1,553,999
Retail Opportunity Investments Partnership LP,
Gtd. Notes
4.000%	12/15/24	160	163,674
5.000%	12/15/23	114	124,667
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.500%	02/01/21	535	570,444
Tanger Properties LP,
Sr. Unsec’d. Notes
3.750%	12/01/24	484	496,384
3.875%	12/01/23	272	283,817
6.125%	06/01/20	335	389,895
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	203	203,829
4.375%	02/01/45	121	122,124
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19	168	179,493
Weingarten Realty Investors,
Sr. Unsec’d. Notes
3.375%	10/15/22	96	95,826
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/25	754	756,117
4.600%	04/01/24	1,267	1,310,419

			26,704,503

Real Estate Management & Development — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	144	145,953
CBRE Services, Inc.,
Gtd. Notes
5.000%	03/15/23	845	883,025
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
6.875%	10/01/21	295	309,013
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22	80	80,500
Regency Centers LP,
Gtd. Notes
5.250%	08/01/15	167	169,381

			1,587,872

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Road & Rail
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	638	$663,674

Semiconductors & Semiconductor Equipment
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.875%	02/15/22	30	31,665
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23(a)	325	330,687
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
5.000%	10/01/25	245	248,369

			610,721

Software
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21	285	301,387
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	300	303,000

			604,387

Specialty Retail — 0.1%
DBP Holding Corp.,
Gtd. Notes, 144A
7.750%	10/15/20	245	219,275
Hot Topic, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	06/15/21	445	481,713
Men’s Wearhouse, Inc. (The),
Gtd. Notes, 144A
7.000%	07/01/22(a)	855	899,887

			1,600,875

Technology Hardware, Storage & Peripherals
Brocade Communications Systems, Inc.,
Gtd. Notes
4.625%	01/15/23	505	503,737

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
5.375%	01/31/44	620	725,100
9.250%	08/06/19	181	232,238
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22	940	935,350
4.750%	11/01/42	1,949	2,010,343
6.150%	09/15/43(a)	229	282,949
6.750%	06/15/17	660	732,404
7.250%	06/15/37	610	803,733
Vector Group Ltd.,
Gtd. Notes
7.750%	02/15/21	895	952,056

			6,674,173

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Wireless Telecommunication Services — 0.3%
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22	495	$452,925
8.250%	09/30/20	225	225,337
DigitalGlobe, Inc.,
Gtd. Notes, 144A(g)
5.250%	02/01/21(a)	847	847,000
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
7.750%	06/01/21(a)	285	262,913
Millicom International Cellular SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
6.000%	03/15/25	615	612,694
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	2,065	1,894,637
8.750%	03/15/32	1,395	1,440,337
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18	140	160,650
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	580	577,100
7.875%	09/15/23(a)	590	601,800
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23	385	394,505
6.375%	03/01/25(a)	485	500,471
6.464%	04/28/19	570	587,813
6.500%	01/15/24	360	376,200
6.542%	04/28/20	410	431,525
6.625%	04/01/23(a)	530	554,513

			9,920,420

TOTAL CORPORATE BONDS (cost $377,244,357)			381,548,409

FOREIGN GOVERNMENT BONDS — 0.3%
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
3.375%	09/26/16	580	582,175
4.000%	04/14/19	500	495,000
5.500%	07/12/20	3,200	3,329,920
5.750%	09/26/23(a)	529	544,976
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
3.500%	01/21/21(a)	2,422	2,521,302
UBS AG/Stamford CT (Switzerland),
Sr. Unsec’d. Notes, MTN
1.800%	03/26/18	1,064	1,066,953

TOTAL FOREIGN GOVERNMENT BONDS (cost $8,469,574)			8,540,326

Interest Rate	Maturity Date		Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.6%
California — 0.3%
State of California,
General Obligation Unlimited
7.550%	04/01/39		2,475	$3,864,168
7.600%	11/01/40		195	312,883
7.625%	03/01/40		2,990	4,652,380
Illinois — 0.3%
City of Chicago,
General Obligation Unlimited
5.432%	01/01/42		515	455,878
6.314%	01/01/44		3,190	3,220,146
7.781%	01/01/35		120	139,901
State of Illinois,
General Obligation Unlimited
1.840%	12/01/16		445	447,425
3.600%	12/01/19		385	395,541
4.350%	06/01/18		80	84,185
5.100%	06/01/33		2,115	2,151,864
5.365%	03/01/17		20	21,491
5.665%	03/01/18		410	452,374
5.877%	03/01/19		850	951,074
General Obligation Unlimited, BABs
6.630%	02/01/35		685	780,201
6.725%	04/01/35		895	1,020,228
7.350%	07/01/35		270	323,619

TOTAL MUNICIPAL BONDS (cost $19,297,969)				19,273,358

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.7%
Federal Home Loan Mortgage Corp.
3.000%	11/01/42-07/01/43		1,867	1,909,626
3.500%	04/01/42-04/01/43		4,516	4,747,115
4.000%	06/01/24-05/01/43		5,060	5,443,324
4.500%	05/01/39-03/01/44		2,639	2,896,288
5.000%	11/01/35-07/01/41		1,678	1,887,529
5.500%	03/01/34-07/01/35		278	313,947
6.500%	09/01/39		184	211,249
Federal National Mortgage Assoc.
1.625%	01/21/20	(a)	12,099	12,182,568
2.500%	01/01/28-08/01/43		7,813	7,994,891
2.500%	TBA		300	308,109
3.000%	09/01/42-01/01/44		10,734	10,993,460
3.000%	TBA		800	817,875
3.000%	TBA		2,700	2,830,359
3.500%	12/01/25-11/01/43		23,170	24,511,479
3.500%	TBA		1,700	1,803,594
3.500%	TBA		7,600	7,982,375
4.000%	09/01/26-08/01/42		6,079	6,550,572
4.000%	TBA		7,400	7,912,219
4.500%	12/01/23-10/01/44		6,457	7,094,936
4.500%	TBA		2,200	2,400,063
5.000%	09/01/23-08/01/41		2,366	2,629,465
5.000%	TBA		3,800	4,225,422
5.500%	01/01/23-04/01/39		1,839	2,075,894
6.000%	02/01/34-02/01/38		1,337	1,534,244
6.500%	07/01/32-08/01/36		2,008	2,311,508
Government National Mortgage Assoc.
3.000%	07/20/42-03/20/45		3,479	3,589,345

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	TBA		2,300	$2,368,236
3.500%	05/20/42-02/20/45		5,139	5,442,993
3.500%	TBA		4,400	4,629,797
4.000%	08/20/40-12/20/41		3,264	3,525,295
4.000%	TBA		8,700	9,269,238
4.500%	05/15/39-07/20/41		2,733	3,013,807
5.000%	07/15/39-06/15/41		1,014	1,141,365
5.500%	06/15/35		449	515,414

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $154,295,632)				157,063,601

U.S. TREASURY OBLIGATIONS — 8.1%
U.S. Treasury Bonds
1.375%	03/31/20		8,859	8,860,382
1.750%	03/31/22		15,077	15,115,869
2.250%	11/15/24		833	856,363
2.500%	02/15/45		13,459	13,334,921
3.000%	11/15/44		3,107	3,404,349
4.500%	02/15/36		7,574	10,317,803
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16-07/15/24		20,985	21,586,564
0.250%	01/15/25		1,712	1,701,120
0.375%	07/15/23		2,506	2,580,936
0.625%	07/15/21-01/15/24		4,647	4,941,825
0.750%	02/15/45		6,160	6,217,722
1.125%	01/15/21		1,956	2,243,533
1.250%	07/15/20		1,705	1,980,874
1.375%	07/15/18-02/15/44		7,816	9,186,814
1.625%	01/15/18		843	1,001,999
1.875%	07/15/19		896	1,081,408
2.125%	01/15/19		793	950,415
2.375%	01/15/17-01/15/25		2,206	3,069,157
2.500%	07/15/16		1,035	1,258,295
2.625%	07/15/17		790	967,311
U.S. Treasury Notes
0.250%	04/15/16		18,721	18,710,760
0.250%	07/31/15	(a)	31,283	31,297,672
0.375%	04/30/16		15,812	15,820,649
0.500%	03/31/17		19,227	19,204,466
1.000%	03/15/18		48,009	48,185,289
1.000%	02/15/18	(a)	16,669	16,735,409
2.000%	02/15/25	(a)	12,036	12,112,164

TOTAL U.S. TREASURY OBLIGATIONS (cost $270,589,567)				272,724,069

TOTAL LONG-TERM INVESTMENTS (cost $2,781,396,421)				3,002,863,321

	Shares	Value
SHORT-TERM INVESTMENT — 18.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $633,740,158; includes $273,739,501 of cash collateral received for securities on loan)(b)(w)	633,740,158	$633,740,158

TOTAL INVESTMENTS — 108.1% (cost $3,415,136,579)		3,636,603,479
Liabilities in excess of other assets(x) — (8.1)%		(271,557,801)

NET ASSETS — 100.0%		$3,365,045,678

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $267,700,730; cash collateral of $273,739,501 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(g)	Indicates a security that has been deemed illiquid.

(p)	Interest rate not available as of March 31, 2015.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
1,437	Mini MSCI EAFE Index	Jun. 2015	$130,037,596	$131,478,315	$1,440,719
1,813	S&P 500 E-Mini	Jun. 2015	187,786,271	186,811,520	(974,751)

					$465,968

(1) Cash of $13,081,900 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2015.

(2) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,586,570,959	$502,671,043	$—
Preferred Stocks	—	10,118,642	—
Rights	28,699	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	8,510,083	—
Residential Mortgage-Backed Securities	—	1,390,704	—
Bank Loans	—	13,341,150	—
Commercial Mortgage-Backed Securities	—	41,082,278	—
Corporate Bonds	—	380,659,038	889,371
Foreign Government Bonds	—	8,540,326	—
Municipal Bonds	—	19,273,358	—
U.S. Government Agency Obligations	—	157,063,601	—
U.S. Treasury Obligations	—	272,724,069	—
Affiliated Money Market Mutual Fund	633,740,158	—	—
Other Financial Instruments*
Futures	465,968	—	—

Total	$2,220,805,784	$1,415,374,292	$889,371

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.1%
COMMON STOCKS — 61.1%
Aerospace & Defense — 1.2%
BAE Systems PLC (United Kingdom)	350,000	$2,712,335
Boeing Co. (The)	68,756	10,318,900
Engility Holdings, Inc.	36,500	1,096,460
Finmeccanica SpA (Italy)*	567,500	6,740,814
General Dynamics Corp.	85,350	11,584,556
Huntington Ingalls Industries, Inc.	36,961	5,180,084
Meggitt PLC (United Kingdom)	341,230	2,773,730
Rolls-Royce Holdings PLC (United Kingdom)*	131,572	1,855,677
Safran SA (France)	76,250	5,327,685
Senior PLC (United Kingdom)	147,000	707,754
Teledyne Technologies, Inc.*	17,300	1,846,429
United Technologies Corp.	68,073	7,978,156

		58,122,580

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.*	122,090	1,125,670
FedEx Corp.	74,196	12,275,728
Hub Group, Inc. (Class A Stock)*	29,570	1,161,805

		14,563,203

Airlines — 0.2%
International Consolidated Airlines Group SA (United Kingdom)*	498,023	4,462,216
Southwest Airlines Co.	146,248	6,478,786

		10,941,002

Auto Components — 0.7%
Bridgestone Corp. (Japan)	105,000	4,204,193
Continental AG (Germany)	21,797	5,133,096
Cooper Tire & Rubber Co.	47,030	2,014,765
Delphi Automotive PLC (United Kingdom)	138,189	11,019,191
ElringKlinger AG (Germany)	17,100	512,665
Exedy Corp. (Japan)	32,000	762,180
Gentherm, Inc.*	23,410	1,182,439
Motorcar Parts of America, Inc.*	52,740	1,465,645
NHK Spring Co. Ltd. (Japan)	92,500	962,286
Tenneco, Inc.*	125,160	7,186,687

		34,443,147

Automobiles — 0.7%
Astra International Tbk PT (Indonesia)	398,900	261,268
Brilliance China Automotive Holdings Ltd. (China)	128,000	246,413
Fuji Heavy Industries Ltd. (Japan)	75,900	2,519,594
Great Wall Motor Co. Ltd. (China) (Class H Stock)	27,500	193,865
Isuzu Motors Ltd. (Japan)	200,600	2,661,457
Mazda Motor Corp. (Japan)	93,300	1,890,429
Renault SA (France)	46,751	4,246,378
Suzuki Motor Corp. (Japan)	114,200	3,429,908
Toyota Motor Corp. (Japan)	286,300	19,984,807

		35,434,119

Banks — 4.8%
Australia & New Zealand Banking Group Ltd. (Australia)	457,000	12,713,818
Axis Bank Ltd. (India), GDR, RegS	6,036	269,710
Banca Popolare dell’Emilia Romagna SC (Italy)*	85,800	746,209
Banco de Chile (Chile)	1,330,000	149,058

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Banco Popolare SC (Italy)*	146,289	$2,277,293
BanColombia SA (Colombia), ADR	9,210	362,229
Bank Handlowy w Warszawie SA (Poland)	9,161	261,675
Bank Hapoalim BM (Israel)	136,187	654,836
Bank of America Corp.	761,108	11,713,452
Bank of China Ltd. (China) (Class H Stock)	1,119,000	646,867
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,083,600	1,099,112
Banque Cantonale Vaudoise (Switzerland)*	1,550	888,639
Barclays Africa Group Ltd. (South Africa)	32,226	491,131
Barclays PLC (United Kingdom)	1,124,710	4,059,654
Blue Hills Bancorp, Inc.*	19,000	251,180
BNP Paribas SA (France)	91,989	5,597,143
BOC Hong Kong Holdings Ltd. (Hong Kong)	718,000	2,560,720
Boston Private Financial Holdings, Inc.	145,260	1,764,909
CaixaBank SA (Spain)	852,468	4,042,774
China Construction Bank Corp. (China) (Class H Stock)	1,016,000	843,267
Citigroup, Inc.	352,815	18,177,029
Commonwealth Bank of Australia (Australia)	98,232	6,967,654
Dah Sing Financial Holdings Ltd. (Hong Kong)	156,400	924,047
Danske Bank A/S (Denmark)	156,416	4,123,620
DBS Group Holdings Ltd. (Singapore)	659,100	9,773,040
East West Bancorp, Inc.	20,330	822,552
Eurobank Ergasias SA (Greece)*	1,735,316	195,818
FinecoBank Banca Fineco SpA (Italy)*	97,276	670,733
First Citizens BancShares, Inc. (Class A Stock)	6,070	1,576,318
First Northwest Bancorp*	97,400	1,215,552
FirstMerit Corp.	127,690	2,433,771
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	53,300	309,034
Hang Seng Bank Ltd. (Hong Kong)	362,400	6,559,028
Hanmi Financial Corp.	80,740	1,707,651
HDFC Bank Ltd. (India), ADR	3,934	231,673
Hilltop Holdings, Inc.*	41,970	815,897
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	785,000	580,651
ING Groep NV (Netherlands), CVA*	501,400	7,344,467
Intesa Sanpaolo SpA (Italy)	2,658,494	9,022,900
Investors Bancorp, Inc.	183,853	2,154,757
JPMorgan Chase & Co.	250,425	15,170,747
Jyske Bank A/S (Denmark)*	14,500	609,582
Kasikornbank PCL (Thailand)	84,000	593,657
KBC Groep NV (Belgium)*	60,733	3,753,427
Komercni banka A/S (Czech Republic)	1,800	388,257
Liberbank SA (Spain)*	564,400	452,726
Lloyds Banking Group PLC (United Kingdom)*	10,071,651	11,674,378
M&T Bank Corp.(a)	36,440	4,627,880
Metropolitan Bank & Trust Co. (Philippines)	88,518	192,839
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,980,900	12,268,533
Mizrahi Tefahot Bank Ltd. (Israel)*	160,770	1,631,463
Nordea Bank AB (Sweden)	677,820	8,256,171
Opus Bank	40,180	1,240,758
Oversea-Chinese Banking Corp. Ltd. (Singapore)	535,000	4,119,719
Sberbank of Russia (Russia)*	213,846	230,592
Seven Bank Ltd. (Japan)	1,253,900	6,182,650

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Societe Generale SA (France)	121,555	$5,868,898
SpareBank 1 SR-Bank ASA (Norway)	66,800	465,486
Standard Bank Group Ltd. (South Africa)	13,800	190,701
Standard Chartered PLC (United Kingdom)	173,037	2,802,618
Sumitomo Mitsui Financial Group, Inc. (Japan)	86,600	3,317,177
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	711,000	2,953,548
Suruga Bank Ltd. (Japan)	54,700	1,135,937
Svenska Handelsbanken AB (Sweden) (Class A Stock)	67,800	3,053,477
Swedbank AB (Sweden) (Class A Stock)	141,600	3,380,520
Synovus Financial Corp.	41,981	1,175,888
TCF Financial Corp.	88,100	1,384,932
Turkiye Halk Bankasi A/S (Turkey)	22,357	110,096
U.S. Bancorp	94,300	4,118,081
Unione di Banche Italiane ScpA (Italy)	293,674	2,290,379
United Overseas Bank Ltd. (Singapore)	175,000	2,933,379
Wells Fargo & Co.	129,186	7,027,718
Western Alliance Bancorp*	46,680	1,383,595

		241,985,677

Beverages — 1.8%
AMBEV SA (Brazil)	66,300	383,065
Anheuser-Busch InBev NV (Belgium)	106,969	13,067,857
Asahi Group Holdings Ltd. (Japan)	213,500	6,769,755
Britvic PLC (United Kingdom)	117,164	1,271,998
Coca-Cola Bottling Co. Consolidated	8,700	983,622
Coca-Cola Co. (The)	109,460	4,438,603
Coca-Cola East Japan Co. Ltd. (Japan)	35,300	719,426
Cott Corp. (Canada)	87,300	816,100
Diageo PLC (United Kingdom)	519,894	14,366,863
Dr. Pepper Snapple Group, Inc.	83,176	6,527,653
Fomento Economico Mexicano SAB de CV (Mexico)*	36,000	336,529
Monster Beverage Corp.*	122,166	16,907,164
PepsiCo, Inc.	160,842	15,379,712
SABMiller PLC (United Kingdom)	114,900	6,018,640
Suntory Beverage & Food Ltd. (Japan)	113,600	4,864,252

		92,851,239

Biotechnology — 0.9%
Ablynx NV (Belgium)*	41,700	405,162
BioMarin Pharmaceutical, Inc.*	80,498	10,031,661
Celldex Therapeutics, Inc.*	42,780	1,192,278
China Biologic Products, Inc. (China)*	2,000	191,020
Cytokinetics, Inc.*	122,890	833,194
Gilead Sciences, Inc.*	175,717	17,243,109
Idera Pharmaceuticals, Inc.*(a)	180,880	671,065
Medivation, Inc.*	7,610	982,223
Medy-Tox, Inc. (South Korea)	1,496	442,182
Neurocrine Biosciences, Inc.*	33,270	1,321,152
NewLink Genetics Corp.*(a)	19,640	1,074,504
Radius Health, Inc.*(a)	24,600	1,012,536
Swedish Orphan Biovitrum AB (Sweden)*	94,200	993,346
Synageva Biopharma Corp.*(a)	14,050	1,370,297
TESARO, Inc.*(a)	9,300	533,820
uniQure BV (Netherlands)*	16,800	408,576
Vertex Pharmaceuticals, Inc.*	54,145	6,387,486

		45,093,611

	Shares	Value
COMMON STOCKS (Continued)
Building Products — 0.3%
American Woodmark Corp.*	35,380	$1,936,347
Builders FirstSource, Inc.*(a)	110,466	736,808
Cie de Saint-Gobain (France)	116,565	5,118,035
Lennox International, Inc.	28,570	3,190,983
Masco Corp.	133,475	3,563,783
NCI Building Systems, Inc.*	24,210	418,349
Wienerberger AG (Austria)	41,100	655,841

		15,620,146

Capital Markets — 1.1%
Affiliated Managers Group, Inc.*	17,395	3,736,098
Ameriprise Financial, Inc.	32,195	4,212,394
Artisan Partners Asset Management, Inc. (Class A Stock)	32,200	1,463,812
Ashmore Group PLC (United Kingdom)	178,124	750,743
CETIP SA - Mercados Organizados (Brazil)	19,700	196,596
Cowen Group, Inc. (Class A Stock)*	124,400	646,880
E*Trade Financial Corp.*	79,950	2,282,972
GAM Holding AG (Switzerland)*	49,309	1,022,635
GCA Savvian Corp. (Japan)	99,200	1,189,212
Interactive Brokers Group, Inc. (Class A Stock)	42,100	1,432,242
Invesco Ltd.	101,990	4,047,983
Investment Technology Group, Inc.*	33,598	1,018,355
Julius Baer Group Ltd. (Switzerland)*	61,907	3,094,351
Lazard Ltd. (Class A Stock)	90,829	4,776,697
Macquarie Group Ltd. (Australia)	137,511	7,993,016
National Holdings Corp.*	95,896	373,994
Om Asset Management PLC*	54,700	1,019,608
Partners Group Holding AG (Switzerland)	4,130	1,231,266
Raymond James Financial, Inc.	52,821	2,999,176
Schroders PLC (United Kingdom)	60,148	2,849,286
Sun Hung Kai & Co. Ltd. (Hong Kong)	654,000	581,980
UBS Group AG (Switzerland)*	305,139	5,721,696
Virtus Investment Partners, Inc.	2,810	367,464
Vontobel Holding AG (Switzerland)	27,011	1,143,834

		54,152,290

Chemicals — 1.4%
Air Liquide SA (France)	43,526	5,603,489
Arkema SA (France)	16,500	1,306,727
Ashland, Inc.	13,910	1,770,882
Clariant AG (Switzerland)*	207,017	4,130,861
Croda International PLC (United Kingdom)	35,702	1,447,998
Daicel Corp. (Japan)	186,700	2,225,373
Elementis PLC (United Kingdom)	160,706	690,286
Ferro Corp.*	121,670	1,526,959
Incitec Pivot Ltd. (Australia)	746,485	2,305,704
Israel Corp. Ltd. (The) (Israel)	1,361	474,058
Johnson Matthey PLC (United Kingdom)	48,558	2,432,903
JSR Corp. (Japan)	146,000	2,528,309
K+S AG (Germany)	170,172	5,544,531
LG Chem Ltd. (South Korea)	3,287	667,235
LyondellBasell Industries NV (Class A Stock)	101,067	8,873,683
Methanex Corp. (Canada)	27,100	1,450,911
Monsanto Co.	49,788	5,603,142
Nihon Parkerizing Co. Ltd. (Japan)	87,400	1,057,234
Nippon Shokubai Co. Ltd. (Japan)	73,000	1,068,518
Nufarm Ltd. (Australia)	131,759	664,857
Sherwin-Williams Co. (The)	14,726	4,189,547

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Shin-Etsu Chemical Co. Ltd. (Japan)	26,600	$1,736,664
Sumitomo Chemical Co. Ltd. (Japan)	597,000	3,064,074
Syngenta AG (Switzerland)	18,048	6,131,422
Tokyo Ohka Kogyo Co. Ltd. (Japan)	30,300	978,973
Tronox Ltd. (Class A Stock)	40,800	829,464
Yara International ASA (Norway)	76,401	3,879,102

		72,182,906

Commercial Services & Supplies — 0.5%
Aeon Delight Co. Ltd. (Japan)	36,500	872,645
Babcock International Group PLC (United Kingdom)	110,031	1,605,110
Copart, Inc.*	32,400	1,217,268
InnerWorkings, Inc.*	92,930	624,490
KAR Auction Services, Inc.	28,960	1,098,453
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	9,299	816,901
Multi-Color Corp.	53,340	3,698,062
Park24 Co. Ltd. (Japan)	251,500	5,145,625
Progressive Waste Solutions Ltd. (Canada)	13,700	402,168
Prosegur Cia de Seguridad SA (Spain)	94,900	540,439
Regus PLC (United Kingdom)	399,740	1,291,768
Sato Holdings Corp. (Japan)	43,700	990,890
Shanks Group PLC (United Kingdom)	320,860	503,329
Stericycle, Inc.*	38,675	5,431,130
Team, Inc.*	31,730	1,236,835
West Corp.	30,700	1,035,511

		26,510,624

Communications Equipment — 0.5%
BYD Electronic International Co. Ltd. (China)	270,000	341,051
Cisco Systems, Inc.	385,254	10,604,116
Nokia OYJ (Finland)	502,147	3,828,735
QUALCOMM, Inc.	161,636	11,207,840
Ruckus Wireless, Inc.*	73,800	949,806

		26,931,548

Construction & Engineering — 0.1%
Balfour Beatty PLC (United Kingdom)	161,600	575,559
EMCOR Group, Inc.	41,950	1,949,417
Furmanite Corp.*	160,696	1,267,891
Gamuda Bhd (Malaysia)	328,500	452,369
Monadelphous Group Ltd. (Australia)	29,360	222,528
Taisei Corp. (Japan)	294,000	1,659,424

		6,127,188

Construction Materials — 0.2%
Adelaide Brighton Ltd. (Australia)	198,207	682,326
James Hardie Industries PLC (Ireland), CDI	506,546	5,859,629
Martin Marietta Materials, Inc.	6,170	862,566

		7,404,521

Consumer Finance — 0.3%
Acom Co. Ltd. (Japan)*	538,700	1,868,055
AEON Financial Service Co. Ltd. (Japan)	27,600	696,243
American Express Co.	85,806	6,703,165
Capital One Financial Corp.	95,617	7,536,532
Regional Management Corp.*	34,970	516,157

		17,320,152

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging — 0.2%
Avery Dennison Corp.	17,400	$920,634
Ball Corp.	74,594	5,269,320
Berry Plastics Group, Inc.*	49,810	1,802,624
FP Corp. (Japan)	17,500	634,639
Graphic Packaging Holding Co.	112,050	1,629,207
Nampak Ltd. (South Africa)	87,000	291,458
Rock-Tenn Co. (Class A Stock)	17,520	1,130,040

		11,677,922

Distributors
Core-Mark Holding Co., Inc.	26,820	1,725,062

Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	96,900	3,048,286
Carriage Services, Inc.	49,550	1,182,759
G8 Education Ltd. (Australia)	140,470	358,026
Houghton Mifflin Harcourt Co.*	65,800	1,544,984
Kroton Educacional SA (Brazil)	59,200	191,611
Service Corp. International	68,330	1,779,997
ServiceMaster Global Holdings, Inc.*	45,700	1,542,375

		9,648,038

Diversified Financial Services — 1.2%
African Bank Investments Ltd. (South Africa)*	219,400	—
Berkshire Hathaway, Inc. (Class B Stock)*	169,235	24,423,995
Bolsa Mexicana de Valores SAB de CV (Mexico)	185,400	316,019
Challenger Ltd. (Australia)	189,281	1,027,504
Deutsche Boerse AG (Germany)	31,362	2,559,410
Fubon Financial Holding Co. Ltd. (Taiwan)	207,000	371,056
IG Group Holdings PLC (United Kingdom)	66,946	702,964
Japan Exchange Group, Inc. (Japan)	59,500	1,722,693
London Stock Exchange Group PLC (United Kingdom)	97,908	3,560,900
McGraw Hill Financial, Inc.	63,250	6,540,050
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	301,400	1,489,457
Moody’s Corp.	58,490	6,071,262
NASDAQ OMX Group, Inc. (The)	142,584	7,263,229
ORIX Corp. (Japan)	369,200	5,187,677
Ricoh Leasing Co. Ltd. (Japan)	38,600	1,145,446

		62,381,662

Diversified Telecommunication Services — 1.5%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	3,443,234	6,411,795
BT Group PLC (United Kingdom)	924,577	6,007,733
Cogent Communications Holdings, Inc.	28,630	1,011,498
Deutsche Telekom AG (Germany)	493,179	9,020,416
FairPoint Communications, Inc.*(a)	59,621	1,049,330
HKT Trust & HKT Ltd. (Hong Kong)	6,468,000	8,334,611
Inmarsat PLC (United Kingdom)	169,221	2,317,408
Koninklijke KPN NV (Netherlands)	1,149,350	3,895,882
Orange SA (France)	325,400	5,225,761
PCCW Ltd. (Hong Kong)	9,846,000	6,016,641
Singapore Telecommunications Ltd. (Singapore)	1,355,000	4,323,857
Telecom Italia SpA (Italy)*	3,838,639	4,494,652
Telefonica SA (Spain)	176,885	2,516,977
Telkom SA SOC Ltd. (South Africa)*	101,619	662,813
Telstra Corp. Ltd. (Australia)	2,298,461	11,033,657

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	58,181	$2,829,342

		75,152,373

Electric Utilities — 1.6%
American Electric Power Co., Inc.	274,763	15,455,418
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	581,000	4,990,090
Duke Energy Corp.	58,070	4,458,615
Edison International	257,120	16,062,287
Endesa SA (Spain)	78,366	1,512,837
Eversource Energy	55,370	2,797,292
Exelon Corp.	132,900	4,466,769
Fortum OYJ (Finland)	135,124	2,830,863
Iberdrola SA (Spain)	650,457	4,194,490
Kyushu Electric Power Co., Inc. (Japan)	459,600	4,452,931
Portland General Electric Co.	27,920	1,035,553
Power Assets Holdings Ltd. (Hong Kong)	484,500	4,945,700
PPL Corp.	116,150	3,909,609
Red Electrica Corp. SA (Spain)	28,371	2,306,931
Spark Infrastructure Group (Australia)	894,056	1,345,550
Tohoku Electric Power Co., Inc. (Japan)	110,000	1,249,427
Xcel Energy, Inc.	135,547	4,718,391

		80,732,753

Electrical Equipment — 0.5%
EnerSys	31,740	2,038,978
Generac Holdings, Inc.*(a)	21,450	1,044,401
Legrand SA (France)	67,600	3,661,726
LS Industrial Systems Co. Ltd. (South Korea)	11,065	635,717
Mitsubishi Electric Corp. (Japan)	148,000	1,756,979
Nidec Corp. (Japan)	45,600	3,027,006
OSRAM Licht AG (Germany)	119,875	5,934,146
PKC Group OYJ (Finland)	49,000	1,087,543
Preformed Line Products Co.	10,080	424,670
Prysmian SpA (Italy)	26,200	539,977
Vestas Wind Systems A/S (Denmark)	109,400	4,510,662

		24,661,805

Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics, Inc.*	66,451	4,063,479
Azbil Corp. (Japan)	25,400	687,817
CDW Corp.	44,690	1,664,256
Corning, Inc.	196,224	4,450,360
Hitachi Ltd. (Japan)	721,000	4,924,324
Hon Hai Precision Industry Co. Ltd. (Taiwan)	164,000	480,051
Hoya Corp. (Japan)	87,200	3,490,994
Ingenico (France)	7,036	771,711
Ingram Micro, Inc. (Class A Stock)*	35,600	894,272
Keyence Corp. (Japan)	4,400	2,401,066
Kudelski SA (Switzerland)*	77,764	954,052
Murata Manufacturing Co. Ltd. (Japan)	25,200	3,460,948
Omron Corp. (Japan)	65,700	2,959,729
Oxford Instruments PLC (United Kingdom)	53,547	660,738
TDK Corp. (Japan)	55,000	3,894,412

		35,758,209

Energy Equipment & Services — 0.5%
Aker Solutions ASA (Norway)*	75,600	392,332
Boustead Singapore Ltd. (Singapore)	708,860	878,101
Cameron International Corp.*	79,378	3,581,535

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Dril-Quip, Inc.*	5,020	$343,318
Essential Energy Services Trust (Canada)*	226,100	183,872
Eurasia Drilling Co. Ltd. (Russia), GDR, RegS	20,300	387,103
Halliburton Co.	168,325	7,386,101
Helix Energy Solutions Group, Inc.*	47,260	707,010
John Wood Group PLC (United Kingdom)	30,714	288,270
Pason Systems, Inc. (Canada)	23,000	362,465
RigNet, Inc.*	32,460	928,031
Schlumberger Ltd.	109,653	9,149,446
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	6,500	415,879
Trican Well Service Ltd. (Canada)	25,600	69,733
Vantage Drilling Co.*	164,500	53,874
Western Energy Services Corp. (Canada)	88,600	434,413

		25,561,483

Food & Staples Retailing — 1.8%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	174,200	6,941,593
Chefs’ Warehouse, Inc. (The)*(a)	29,290	656,975
Costco Wholesale Corp.	38,680	5,859,827
CVS Health Corp.	175,786	18,142,873
Diplomat Pharmacy, Inc.*	22,400	774,592
George Weston Ltd. (Canada)	58,100	4,601,944
GS Retail Co. Ltd. (South Korea)	23,152	696,991
Kroger Co. (The)	158,687	12,164,945
Lawson, Inc. (Japan)	56,600	3,923,506
Loblaw Cos. Ltd. (Canada)	96,900	4,737,316
Magnit OJSC (Russia)*	900	175,560
Natural Grocers By Vitamin Cottage, Inc.*(a)	29,930	826,367
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	10,610	425,510
Seven & I Holdings Co. Ltd. (Japan)	134,600	5,656,333
Sprouts Farmers Market, Inc.*(a)	28,400	1,000,532
Sundrug Co. Ltd. (Japan)	22,900	1,188,674
Sysco Corp.	105,200	3,969,196
Tesco PLC (United Kingdom)	1,314,826	4,693,324
Wal-Mart Stores, Inc.	147,371	12,121,265

		88,557,323

Food Products — 2.5%
Archer-Daniels-Midland Co.	286,023	13,557,490
Bunge Ltd.	175,329	14,440,096
China Modern Dairy Holdings Ltd. (China)*	548,000	182,411
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	781	4,180,396
Dairy Crest Group PLC (United Kingdom)	97,255	637,252
Danone SA (France)	151,136	10,187,711
Diamond Foods, Inc.*	34,000	1,107,380
Edita Food Industries SAE (Egypt)*	16,800	206,304
General Mills, Inc.	77,470	4,384,802
Gruma SAB de CV (Mexico) (Class B Stock)	8,800	111,974
Hershey Co. (The)	38,680	3,903,199
Hormel Foods Corp.	58,070	3,301,280
Inventure Foods, Inc.*	53,900	603,141
J.M. Smucker Co. (The)	38,680	4,476,436
Kellogg Co.	62,770	4,139,682
Kerry Group PLC (Ireland) (Class A Stock)	60,568	4,070,343
Keurig Green Mountain, Inc.	13,000	1,452,490

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Mead Johnson Nutrition Co.	82,800	$8,323,884
Mondelez International, Inc. (Class A Stock)	126,550	4,567,190
Nestle SA (Switzerland)	165,103	12,432,659
Ottogi Corp. (South Korea)	1,104	594,067
Saputo, Inc. (Canada)	120,800	3,320,081
SunOpta, Inc. (Canada)*	110,000	1,168,200
Super Group Ltd. (Singapore)	452,000	489,566
Toyo Suisan Kaisha Ltd. (Japan)	182,600	6,424,297
Unilever NV (United Kingdom), CVA	226,063	9,446,584
Unilever PLC (United Kingdom)	211,271	8,814,917

		126,523,832

Gas Utilities — 0.1%
Atmos Energy Corp.	15,310	846,643
Aygaz A/S (Turkey)	51,100	186,357
ENN Energy Holdings Ltd. (China)	46,000	282,457
Infraestructura Energetica Nova SAB de CV (Mexico)	28,000	152,928
South Jersey Industries, Inc.	17,590	954,785
Southwest Gas Corp.	10,200	593,334

		3,016,504

Health Care Equipment & Supplies — 0.9%
Becton, Dickinson and Co.	24,700	3,546,673
Cooper Cos., Inc. (The)	26,500	4,966,630
DBV Technologies SA (France)*	11,300	517,359
DBV Technologies SA (France), ADR*	42,100	983,456
Haemonetics Corp.*	37,040	1,663,837
Medtronic PLC	265,929	20,739,803
Merit Medical Systems, Inc.*	49,110	945,367
Nagaileben Co. Ltd. (Japan)	21,000	383,168
Olympus Corp. (Japan)*	113,200	4,196,956
Sartorius Stedim Biotech (France)	11,900	2,530,295
Teleflex, Inc.	9,420	1,138,219
Zimmer Holdings, Inc.	36,800	4,324,736

		45,936,499

Health Care Providers & Services — 2.3%
Addus HomeCare Corp.*	49,200	1,132,584
Aetna, Inc.	47,150	5,022,889
Air Methods Corp.*(a)	111,397	5,189,986
Amplifon SpA (Italy)	56,800	385,875
Amsurg Corp.*	83,421	5,132,060
Bioscrip, Inc.*	76,700	339,781
Capital Senior Living Corp.*	63,000	1,634,220
Cardinal Health, Inc.	58,070	5,241,979
Catamaran Corp.*	139,569	8,309,938
CIGNA Corp.	40,270	5,212,549
Civitas Solutions, Inc.*	63,000	1,319,220
DaVita HealthCare Partners, Inc.*	53,200	4,324,096
Fagron NV (Belgium)	12,000	467,259
Fresenius SE & Co. KGaA (Germany)	135,670	8,088,137
Hanger, Inc.*	82,910	1,881,228
HCA Holdings, Inc.*	84,570	6,362,201
HealthSouth Corp.	46,500	2,062,740
Henry Schein, Inc.*	33,700	4,705,194
Laboratory Corp. of America Holdings*	35,500	4,476,195
McKesson Corp.	91,689	20,740,052
MEDNAX, Inc.*	13,400	971,634
Miraca Holdings, Inc. (Japan)	150,400	6,914,339
Molina Healthcare, Inc.*	32,430	2,182,215

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Netcare Ltd. (South Africa)	42,476	$145,662
Omnicare, Inc.	43,210	3,329,763
PharMerica Corp.*	40,300	1,136,057
Phoenix Healthcare Group Co. Ltd. (China)	43,000	76,032
Providence Service Corp. (The)*	24,360	1,294,003
Raffles Medical Group Ltd. (Singapore)	513,398	1,470,218
Ship Healthcare Holdings, Inc. (Japan)	20,900	477,114
Surgical Care Affiliates, Inc.*	33,230	1,140,786
Team Health Holdings, Inc.*	36,680	2,146,147
Tsukui Corp. (Japan)	54,900	416,006
US Physical Therapy, Inc.	23,670	1,124,325

		114,852,484

Health Care Technology
CompuGroup Medical AG (Germany)	37,200	1,077,177
MedAssets, Inc.*	53,800	1,012,516

		2,089,693

Hotels, Restaurants & Leisure — 1.0%
Accor SA (France)	56,715	2,957,453
Brinker International, Inc.	60,360	3,715,762
Cafe de Coral Holdings Ltd. (Hong Kong)	208,000	744,551
Carrols Restaurant Group, Inc.*	79,780	661,376
Chipotle Mexican Grill, Inc.*	6,270	4,078,886
Denny’s Corp.*	146,750	1,672,950
DineEquity, Inc.	8,800	941,688
Fiesta Restaurant Group, Inc.*	14,963	912,743
Flight Centre Travel Group Ltd. (Australia)	87,348	2,628,971
Genting Hong Kong Ltd. (Hong Kong)	1,257,000	452,520
InterContinental Hotels Group PLC (United Kingdom)	59,473	2,319,655
Interval Leisure Group, Inc.	44,740	1,172,635
Jack in the Box, Inc.	35,390	3,394,609
Kuoni Reisen Holding AG (Switzerland)*	4,220	1,387,415
McDonald’s Holdings Co. Japan Ltd. (Japan)	198,700	4,403,493
Melia Hotels International SA (Spain)	125,600	1,549,709
OPAP SA (Greece)	34,583	322,782
Ruth’s Hospitality Group, Inc.	90,410	1,435,711
Whitbread PLC (United Kingdom)	34,000	2,640,086
Wyndham Worldwide Corp.	67,780	6,132,057
Yum! Brands, Inc.	58,070	4,571,270

		48,096,322

Household Durables — 0.5%
Barratt Developments PLC (United Kingdom)	347,374	2,716,017
Coway Co. Ltd. (South Korea)	4,600	378,603
De’ Longhi (Italy)	29,200	632,029
Dorel Industries, Inc. (Canada) (Class B Stock)	19,100	530,375
Ethan Allen Interiors, Inc.	36,700	1,014,388
Installed Building Products, Inc.*	58,100	1,264,256
M/I Homes, Inc.*	39,450	940,488
Redrow PLC (United Kingdom)	154,283	819,744
Sony Corp. (Japan)*	187,900	5,025,126
Taylor Wimpey PLC (United Kingdom)	2,375,772	5,446,140
Techtronic Industries Co. Ltd. (Hong Kong)	1,558,500	5,254,325

		24,021,491

Household Products — 0.6%
Church & Dwight Co., Inc.	57,800	4,937,276

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Products (cont’d.)
Colgate-Palmolive Co.	60,280	$4,179,815
Energizer Holdings, Inc.	31,900	4,403,795
LG Household & Health Care Ltd. (South Korea)	675	511,672
Procter & Gamble Co. (The)	85,285	6,988,253
PZ Cussons PLC (United Kingdom)	89,859	455,084
Reckitt Benckiser Group PLC (United Kingdom)	48,091	4,131,268
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	140,130	3,220,028

		28,827,191

Independent Power & Renewable Electricity Producers
Beijing Jingneng Clean Energy Co. Ltd. (China) (Class H Stock)	902,000	379,437
Boralex, Inc. (Canada) (Class A Stock)	73,300	768,563
Drax Group PLC (United Kingdom)	58,252	312,869
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	510,000	249,383

		1,710,252

Industrial Conglomerates — 0.4%
Alliance Global Group, Inc. (Philippines)	1,088,300	643,781
Danaher Corp.	91,579	7,775,057
General Electric Co.	140,932	3,496,523
Hutchison Whampoa Ltd. (Hong Kong)	348,000	4,823,577
Toshiba Corp. (Japan)	923,000	3,867,429

		20,606,367

Insurance — 2.3%
Aegon NV (Netherlands)	545,200	4,304,698
Aflac, Inc.	73,971	4,734,884
AIA Group Ltd. (Hong Kong)	1,462,000	9,179,146
AMP Ltd. (Australia)	722,642	3,527,107
Assicurazioni Generali SpA (Italy)	224,825	4,420,530
Aviva PLC (United Kingdom)	473,468	3,789,092
AXA SA (France)	294,300	7,407,261
Baloise Holding AG (Switzerland)	13,860	1,831,698
BB Seguridade Participacoes SA (Brazil)	31,000	317,717
Cathay Financial Holding Co. Ltd. (Taiwan)	534,000	850,828
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	168,800	802,922
Chubb Corp. (The)	21,000	2,123,100
Direct Line Insurance Group PLC (United Kingdom)	323,407	1,526,149
Dongbu Insurance Co. Ltd. (South Korea)	4,500	200,370
Employers Holdings, Inc.	55,250	1,491,197
Euler Hermes Group (France)	9,400	999,649
Everest Re Group Ltd.	17,007	2,959,218
Fidelity & Guaranty Life	11,527	244,372
First American Financial Corp.	47,400	1,691,232
Intact Financial Corp. (Canada)	58,100	4,377,168
Lancashire Holdings Ltd. (United Kingdom)	55,689	517,210
MetLife, Inc.	248,734	12,573,504
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	158,000	311,946
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	35,000	419,882
Prudential PLC (United Kingdom)	239,356	5,939,699
Reinsurance Group of America, Inc.	98,610	9,189,466
Sampo OYJ (Finland) (Class A Stock)	79,300	3,999,748

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
SCOR SE (France)	13,500	$455,322
Sony Financial Holdings, Inc. (Japan)	158,700	2,552,849
St James’s Place PLC (United Kingdom)	402,591	5,568,292
StanCorp Financial Group, Inc.	17,810	1,221,766
Third Point Reinsurance Ltd.*	80,500	1,139,075
Tokio Marine Holdings, Inc. (Japan)	43,900	1,657,086
Travelers Cos., Inc. (The)	67,485	7,297,153
Zurich Insurance Group AG (Switzerland)*	25,927	8,763,384

		118,384,720

Internet & Catalog Retail
Cj O Shopping Co. Ltd. (South Korea)	1,775	366,074
Vipshop Holdings Ltd. (China), ADS*	22,200	653,568

		1,019,642

Internet Software & Services — 0.9%
Alibaba Group Holding Ltd. (China), ADR*	4,500	374,580
Bankrate, Inc.*	55,740	632,092
Criteo SA (France), ADR*	21,588	852,726
Endurance International Group Holdings, Inc.*(a)	62,640	1,193,918
Facebook, Inc. (Class A Stock)*	121,528	9,991,425
GMO internet, Inc. (Japan)	65,900	809,603
Gogo, Inc.*(a)	76,700	1,461,902
Google, Inc. (Class A Stock)*	20,620	11,437,914
Google, Inc. (Class C Stock)*	20,611	11,294,828
Internet Initiative Japan, Inc. (Japan)	21,400	353,774
IntraLinks Holdings, Inc.*	114,470	1,183,620
MaxPoint Interactive, Inc.*	61,400	588,212
NAVER Corp. (South Korea)	597	360,172
Points International Ltd. (Canada)*(a)	28,265	286,324
Rocket Internet SE (Germany)*	41,952	2,078,835
Tencent Holdings Ltd. (China)	89,600	1,701,497
TrueCar, Inc.*(a)	21,400	381,990
United Internet AG (Germany)	33,951	1,541,003

		46,524,415

IT Services — 1.3%
Accenture PLC (Class A Stock)	47,300	4,431,537
Alten SA (France)	21,200	972,573
Amadeus IT Holding SA (Spain) (Class A Stock)	165,502	7,092,904
Cielo SA (Brazil)	16,800	240,508
EVERTEC, Inc. (Puerto Rico)	57,200	1,250,392
Fidelity National Information Services, Inc.	69,200	4,709,752
Fujitsu Ltd. (Japan)	489,000	3,334,804
Gartner, Inc.*	56,590	4,745,072
Genpact Ltd.*	72,800	1,692,600
Global Cash Access Holdings, Inc.*	90,260	687,781
Global Payments, Inc.	18,180	1,666,742
Heartland Payment Systems, Inc.	26,950	1,262,607
iGATE Corp.*	29,900	1,275,534
Leidos Holdings, Inc.	23,300	977,668
MasterCard, Inc. (Class A Stock)	109,278	9,440,526
MAXIMUS, Inc.	71,787	4,792,500
Obic Co. Ltd. (Japan)	33,700	1,429,060
Science Applications International Corp.	56,852	2,919,350
Syntel, Inc.*	62,660	3,241,402
Total System Services, Inc.	135,541	5,170,889
Vantiv, Inc. (Class A Stock)*	50,200	1,892,540

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Virtusa Corp.*	30,720	$1,271,194

		64,497,935

Leisure Products — 0.1%
Amer Sports OYJ (Finland)	55,100	1,183,624
Arctic Cat, Inc.	17,800	646,496
Brunswick Corp.	62,440	3,212,538
Merida Industry Co. Ltd. (Taiwan)	39,000	306,176
Vista Outdoor, Inc.*	13,500	578,070

		5,926,904

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	94,453	3,924,522
Bruker Corp.*	102,966	1,901,782
Lonza Group AG (Switzerland)*	1,638	203,928
Quintiles Transnational Holdings, Inc.*	70,700	4,734,779
Tecan Group AG (Switzerland)	10,370	1,359,600

		12,124,611

Machinery — 0.9%
Alfa Laval AB (Sweden)	308,851	6,065,948
Andritz AG (Austria)	38,300	2,286,773
ARC Group Worldwide, Inc.*(a)	16,000	85,440
Bodycote PLC (United Kingdom)	78,469	833,357
Commercial Vehicle Group, Inc.*	76,030	489,633
CSR Corp. Ltd. (China) (Class H Stock)	421,000	556,073
Cummins, Inc.	45,665	6,330,996
Deutz AG (Germany)	134,900	567,129
GEA Group AG (Germany)	105,516	5,072,280
Global Brass & Copper Holdings, Inc.	43,640	674,238
Glory Ltd. (Japan)	37,000	1,030,373
IHI Corp. (Japan)	729,000	3,408,607
Interpump Group SpA (Italy)	64,300	1,045,972
JTEKT Corp. (Japan)	88,300	1,376,725
Kawasaki Heavy Industries Ltd. (Japan)	550,000	2,774,763
Konecranes OYJ (Finland)	22,400	705,844
Luxfer Holdings PLC (United Kingdom), ADR	41,500	554,855
Makita Corp. (Japan)	45,900	2,378,553
Navistar International Corp.*(a)	28,060	827,770
NGK Insulators Ltd. (Japan)	170,000	3,622,111
Nippon Thompson Co. Ltd. (Japan)	76,000	374,938
OC Oerlikon Corp. AG (Switzerland)*	42,350	490,677
Singamas Container Holdings Ltd. (Hong Kong)	2,594,000	421,981
SMC Corp. (Japan)	7,000	2,084,347
THK Co. Ltd. (Japan)	38,400	975,775
Trimas Corp.*	29,210	899,376
Valmont Industries, Inc.(a)	6,700	823,296
WEG SA (Brazil)	17,800	178,304

		46,936,134

Media — 1.5%
Aimia, Inc. (Canada)	49,800	507,614
Altice SA (Luxembourg)*	57,200	6,202,684
Comcast Corp. (Class A Stock)	306,571	17,312,064
CTS Eventim AG & Co. KGaA (Germany)	18,779	591,627
Dentsu, Inc. (Japan)	54,000	2,310,043
Fuji Media Holdings, Inc. (Japan)	133,700	1,895,120
GFK SE (Germany)	12,500	461,475
Informa PLC (United Kingdom)	113,169	944,715
Interpublic Group of Cos., Inc. (The)	258,349	5,714,680

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
IPSOS (France)	31,500	$881,488
ITV PLC (United Kingdom)	2,147,027	8,038,537
MDC Partners, Inc. (Class A Stock)	62,700	1,777,545
Mediaset Espana Comunicacion SA (Spain)*	75,700	947,665
Naspers Ltd. (South Africa) (Class N Stock)	8,020	1,230,196
Phoenix Satellite Television Holdings Ltd. (Hong Kong)	1,528,000	484,349
Pico Far East Holdings Ltd. (Hong Kong)	2,392,000	552,286
ProSiebenSat.1 Media AG (Germany)	63,299	3,096,126
Quebecor, Inc. (Canada) (Class B Stock)	48,000	1,283,992
Reed Elsevier NV (United Kingdom)	90,301	2,250,075
Rightmove PLC (United Kingdom)	17,700	785,235
Singapore Press Holdings Ltd. (Singapore)	477,000	1,456,068
Smiles SA (Brazil)	23,700	373,149
Starz (Class A Stock)*	28,590	983,782
Thomson Reuters Corp.	84,700	3,434,010
Twenty-First Century Fox, Inc. (Class A Stock)	319,272	10,804,164

		74,318,689

Metals & Mining — 0.5%
Angang Steel Co. Ltd. (China) (Class H Stock)	242,000	178,087
AngloGold Ashanti Ltd. (South Africa)*	17,979	169,513
BHP Billiton Ltd. (Australia)	84,617	1,966,839
Compass Minerals International, Inc.	9,900	922,779
Copper Mountain Mining Corp. (Canada)*	103,100	94,427
Detour Gold Corp. (Canada)*	45,000	381,943
Dominion Diamond Corp. (Canada)*	57,500	982,433
Dowa Holdings Co. Ltd. (Japan)	72,000	614,935
Eldorado Gold Corp. (Canada)	659,800	3,026,677
Gem Diamonds Ltd. (United Kingdom)*	142,500	289,865
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	150,000	442,325
Hitachi Metals Ltd. (Japan)	169,000	2,590,189
MMC Norilsk Nickel OJSC (Russia), ADR	14,780	262,345
POSCO (South Korea)	2,504	547,294
Randgold Resources Ltd. (United Kingdom)	107,809	7,473,532
Silver Wheaton Corp. (Canada)	223,600	4,247,614
Tahoe Resources, Inc.	38,400	420,822

		24,611,619

Multiline Retail — 0.6%
B&M European Value Retail SA (Luxembourg)	157,990	732,379
Dollar General Corp.*	83,937	6,327,171
Dollarama, Inc. (Canada)	116,200	6,495,567
Don Quijote Holdings Co. Ltd. (Japan)	48,200	3,918,095
Lifestyle International Holdings Ltd. (Hong Kong)	1,194,500	2,129,335
Macy’s, Inc.(a)	128,629	8,349,308

		27,951,855

Multi-Utilities — 0.8%
Alliant Energy Corp.	58,071	3,658,473
CMS Energy Corp.	288,034	10,055,267
GDF Suez (France)	218,106	4,306,056
National Grid PLC (United Kingdom)	726,236	9,336,486
NiSource, Inc.	99,400	4,389,504
RWE AG (Germany)	145,300	3,699,314

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
Sempra Energy	38,680	$4,216,894
Suez Environnement Co. (France)	127,499	2,195,079
YTL Corp. Bhd (Malaysia)	764,000	344,507

		42,201,580

Oil, Gas & Consumable Fuels — 2.3%
Aegean Marine Petroleum Network, Inc. (Greece)(a)	109,600	1,574,952
Ardmore Shipping Corp. (Ireland)	52,928	532,985
BG Group PLC (United Kingdom)	732,414	8,989,417
Bonanza Creek Energy, Inc.*	39,000	961,740
BP PLC (United Kingdom)	984,634	6,382,531
Carrizo Oil & Gas, Inc.*	23,500	1,166,775
Chevron Corp.	73,586	7,725,058
CNOOC Ltd. (China) (Class H Stock)	412,000	581,466
Cosan SA Industria e Comercio (Brazil)	52,800	458,591
DHT Holdings, Inc.	79,300	553,514
Diamondback Energy, Inc.*	22,100	1,698,164
EOG Resources, Inc.	110,222	10,106,255
Euronav NV (Belgium)*	66,000	779,852
Exxon Mobil Corp.	114,062	9,695,270
Gazprom OAO (Russia), ADR	37,000	174,455
Hess Corp.	79,370	5,386,842
Marathon Petroleum Corp.	90,029	9,218,069
NovaTek OAO (Russia), GDR, RegS	4,868	364,861
Oil Search Ltd. (Australia)	144,183	786,692
PDC Energy, Inc.*	19,200	1,037,568
PetroChina Co. Ltd. (China) (Class H Stock)	258,000	286,509
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	472,923	14,063,292
San-Ai Oil Co. Ltd. (Japan)	106,000	686,916
Sasol Ltd. (South Africa)	8,600	290,367
Statoil ASA (Norway)	154,264	2,727,605
Tesoro Corp.	60,938	5,563,030
Total SA (France)	331,653	16,485,414
Tullow Oil PLC (United Kingdom)	174,867	733,076
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	11,754	278,471
Valero Energy Corp.	76,329	4,856,051
Woodside Petroleum Ltd. (Australia)	77,461	2,029,394
World Fuel Services Corp.	38,720	2,225,626

		118,400,808

Paper & Forest Products — 0.2%
Canfor Corp. (Canada)*	47,000	940,705
Empresas CMPC SA (Chile)	85,773	235,083
International Paper Co.	76,018	4,218,239
Mondi PLC (South Africa)	145,671	2,799,349

		8,193,376

Personal Products — 0.7%
Amorepacific Corp. (South Korea)	271	818,822
Beiersdorf AG (Germany)	101,865	8,832,635
Estee Lauder Cos., Inc. (The) (Class A Stock)	185,200	15,401,232
L’Oreal SA (France)	56,151	10,342,448
Natura Cosmeticos SA (Brazil)	13,900	118,158

		35,513,295

Pharmaceuticals — 4.5%
Actavis PLC*	58,140	17,303,627
Akorn, Inc.*(a)	36,000	1,710,360

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Astellas Pharma, Inc. (Japan)	842,900	$13,810,833
AstraZeneca PLC (United Kingdom)	118,025	8,098,658
Bayer AG (Germany)	78,544	11,751,384
Bristol-Myers Squibb Co.	314,012	20,253,774
Cempra, Inc.*	27,970	959,651
Endo International PLC*(a)	102,057	9,154,513
GlaxoSmithKline PLC (United Kingdom)	456,635	10,511,665
Hikma Pharmaceuticals PLC (Jordan)	156,712	4,932,298
IGI Laboratories, Inc.*(a)	112,000	913,920
Johnson & Johnson	92,552	9,310,731
Mitsubishi Tanabe Pharma Corp. (Japan)	290,500	4,983,640
Novartis AG (Switzerland)	173,056	17,080,712
Novo Nordisk A/S (Denmark) (Class B Stock)	164,804	8,797,861
Perrigo Co. PLC	26,200	4,337,410
Pfizer, Inc.	29,383	1,022,235
Roche Holding AG (Switzerland)	71,142	19,549,260
Sagent Pharmaceuticals, Inc.*	27,380	636,585
Sanofi (France)	104,739	10,343,883
Santen Pharmaceutical Co. Ltd. (Japan)	512,000	7,467,941
Shire PLC (Ireland)	100,003	7,972,516
Shire PLC (Ireland), ADR	26,689	6,386,411
Teva Pharmaceutical Industries Ltd. (Israel)	76,417	4,775,854
Teva Pharmaceutical Industries Ltd. (Israel), ADR	152,178	9,480,689
UCB SA (Belgium)	18,834	1,360,583
Valeant Pharmaceuticals International, Inc.*	50,982	10,126,045
Zoetis, Inc.	92,607	4,286,778

		227,319,817

Professional Services — 0.6%
Adecco SA (Switzerland)*	50,527	4,199,981
Capita PLC (United Kingdom)	143,264	2,368,258
CBIZ, Inc.*	83,860	782,414
Dun & Bradstreet Corp. (The)	26,140	3,355,330
Huron Consulting Group, Inc.*	24,100	1,594,215
ManpowerGroup, Inc.	70,549	6,077,796
Meitec Corp. (Japan)	47,900	1,601,829
On Assignment, Inc.*	22,700	870,999
Robert Half International, Inc.	56,354	3,410,544
Seek Ltd. (Australia)	227,637	2,951,480
Sthree PLC (United Kingdom)	79,310	409,709
Teleperformance (France)	22,000	1,507,692

		29,130,247

Real Estate Investment Trusts (REITs) — 2.2%
Alexandria Real Estate Equities, Inc.	23,200	2,274,528
Alstria Office REIT AG (Germany)*	68,900	968,420
American Campus Communities, Inc.	36,900	1,581,903
American Realty Capital Properties, Inc.	76,300	751,555
Arbor Realty Trust, Inc.	117,989	823,563
Armada Hoffler Properties, Inc.	130,454	1,390,640
Ashford Hospitality Prime, Inc.	26,500	444,405
AvalonBay Communities, Inc.	4,550	792,838
Boardwalk Real Estate Investment Trust (Canada)	7,500	349,078
Boston Properties, Inc.	54,900	7,712,352
British Land Co. PLC (The) (United Kingdom)	311,954	3,844,782
Camden Property Trust	14,100	1,101,633
Cedar Realty Trust, Inc.	77,070	577,254

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Coresite Realty Corp.	41,870	$2,038,232
Corrections Corp. of America	12,900	519,354
Cousins Properties, Inc.	83,800	888,280
Daiwa Office Investment Corp. (Japan)	187	1,010,932
DCT Industrial Trust, Inc.(a)	48,950	1,696,607
Digital Realty Trust, Inc.	34,750	2,292,110
Dream Industrial Real Estate Investment Trust (Canada)	24,300	172,866
Duke Realty Corp.	68,800	1,497,776
Equity LifeStyle Properties, Inc.	22,130	1,216,043
Equity Residential	10,000	778,600
Essex Property Trust, Inc.	12,100	2,781,790
Eurocommercial Properties NV (Netherlands), CVA	19,898	911,996
Excel Trust, Inc.	19,800	277,596
Extra Space Storage, Inc.	30,800	2,081,156
Federal Realty Investment Trust	12,100	1,781,241
FelCor Lodging Trust, Inc.	247,640	2,845,383
Fortune Real Estate Investment Trust (Hong Kong)	676,000	718,085
General Growth Properties, Inc.	18,600	549,630
Goodman Group (Australia)	212,203	1,021,789
Gramercy Property Trust, Inc.	14,200	398,594
Great Portland Estates PLC (United Kingdom)	84,941	1,020,554
Hansteen Holdings PLC (United Kingdom)	337,907	613,028
HCP, Inc.	66,300	2,864,823
Health Care REIT, Inc.	6,700	518,312
Host Hotels & Resorts, Inc.(a)	32,800	661,904
Investa Office Fund (Australia)	167,832	497,317
Kite Realty Group Trust	32,325	910,595
Lexington Realty Trust(a)	40,300	396,149
Macerich Co. (The)	7,600	640,908
Medical Properties Trust, Inc.	115,000	1,695,100
New York REIT, Inc.	31,900	334,312
Nippon Prologis REIT, Inc. (Japan)	1,593	3,506,782
Nomura Real Estate Office Fund, Inc. (Japan)	367	1,782,561
NorthStar Realty Finance Corp.(a)	57,800	1,047,336
Piedmont Office Realty Trust, Inc. (Class A Stock)	7,100	132,131
Post Properties, Inc.	4,700	267,571
ProLogis, Inc.	14,500	631,620
Public Storage	30,260	5,965,456
RAIT Financial Trust	127,020	871,357
Ramco-Gershenson Properties Trust	9,000	167,400
Realty Income Corp.(a)	19,600	1,011,360
Redwood Trust, Inc.	77,980	1,393,503
RLJ Lodging Trust	41,700	1,305,627
Sabra Health Care REIT, Inc.	74,500	2,469,675
Segro PLC (United Kingdom)	224,544	1,386,598
Senior Housing Properties Trust	78,400	1,739,696
Simon Property Group, Inc.	27,150	5,311,626
SL Green Realty Corp.	18,500	2,375,030
STAG Industrial, Inc.	7,630	179,458
STORE Capital Corp.	24,700	576,745
Sun Communities, Inc.(a)	14,500	967,440
Sunstone Hotel Investors, Inc.	26,222	437,121
Taubman Centers, Inc.	19,000	1,465,470
Terreno Realty Corp.	21,300	485,640
UDR, Inc.	116,700	3,971,301

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Unibail-Rodamco SE (France)	7,491	$2,022,833
Urban Edge Properties	44,025	1,043,393
Ventas, Inc.	21,200	1,548,024
Vornado Realty Trust	2,850	319,200
Warehouses De Pauw SCA (Belgium)	7,714	613,623
Westfield Corp. (Australia)	526,904	3,818,531
WP Carey, Inc.	16,800	1,142,400
WP GLIMCHER, Inc.	109,525	1,821,401

		110,021,922

Real Estate Management & Development — 0.9%
Aeon Mall Co. Ltd. (Japan)	76,800	1,520,879
CapitaLand Ltd. (Singapore)	713,100	1,858,747
Castellum AB (Sweden)	89,300	1,349,517
China Vanke Co. Ltd. (China) (Class A Stock)*	196,500	465,696
Deutsche Annington Immobilien SE (Germany)	97,482	3,284,900
Forest City Enterprises, Inc. (Class A Stock)*	120,340	3,071,077
Goldcrest Co. Ltd. (Japan)	24,900	432,814
Grand City Properties SA (Germany)*	70,100	1,300,578
Hongkong Land Holdings Ltd. (Hong Kong)	390,000	2,944,500
Howard Hughes Corp. (The)*	4,510	699,140
Hulic Co. Ltd. (Japan)	43,700	491,015
Hysan Development Co. Ltd. (Hong Kong)	1,344,000	5,891,151
Jones Lang LaSalle, Inc.	29,841	5,084,906
Kennedy-Wilson Holdings, Inc.	47,350	1,237,729
Lend Lease Group (Australia)	225,507	2,848,284
Mitsui Fudosan Co. Ltd. (Japan)	164,000	4,816,354
PSP Swiss Property AG (Switzerland)*	5,913	557,287
Sino Land Co. Ltd. (Hong Kong)	1,014,000	1,653,462
Sun Hung Kai Properties Ltd. (Hong Kong)	295,000	4,548,749
Tokyo Tatemono Co. Ltd. (Japan)	176,000	1,289,431

		45,346,216

Road & Rail — 0.6%
East Japan Railway Co. (Japan)	91,800	7,356,302
Genesee & Wyoming, Inc. (Class A Stock)*	10,810	1,042,516
Heartland Express, Inc.	45,600	1,083,456
J.B. Hunt Transport Services, Inc.	58,070	4,958,888
MTR Corp. Ltd. (Hong Kong)	266,500	1,267,556
Quality Distribution, Inc.*	41,620	429,935
Roadrunner Transportation Systems, Inc.*	52,700	1,331,729
Union Pacific Corp.	109,608	11,871,642

		29,342,024

Semiconductors & Semiconductor Equipment — 0.5%
Ambarella, Inc.*(a)	22,800	1,726,188
Cavium, Inc.*(a)	43,890	3,108,290
Cirrus Logic, Inc.*	122,300	4,067,698
EZchip Semiconductor Ltd. (Israel)*	18,802	359,743
Hermes Microvision, Inc. (Taiwan)	8,000	460,256
Monolithic Power Systems, Inc.	74,990	3,948,223
NXP Semiconductors NV (Netherlands)*	74,000	7,426,640
Qorvo, Inc.*	27,525	2,193,743
Shinko Electric Industries Co. Ltd. (Japan)	52,600	373,547
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	398,000	1,849,729
Ultratech, Inc.*	48,250	836,655

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Vanguard International Semiconductor Corp. (Taiwan)	226,000	$383,629

		26,734,341

Software — 1.4%
Aspen Technology, Inc.*	82,190	3,163,493
Callidus Software, Inc.*	98,560	1,249,741
Capcom Co. Ltd. (Japan)	36,700	729,070
ClickSoftware Technologies Ltd. (Israel)*	80,300	705,837
Constellation Software, Inc. (Canada)	10,300	3,560,008
Ebix, Inc.(a)	24,100	732,158
Electronic Arts, Inc.*	122,710	7,217,189
Fair Isaac Corp.	10,000	887,200
Fidessa Group PLC (United Kingdom)	18,653	610,394
Globant SA*	55,900	1,177,254
Imperva, Inc.*	23,700	1,011,990
Intuit, Inc.	48,580	4,710,317
Microsoft Corp.	554,681	22,550,556
NICE-Systems Ltd. (Israel), ADR	17,900	1,090,647
Nintendo Co. Ltd. (Japan)	10,600	1,555,284
Oracle Corp.	65,366	2,820,543
Park City Group, Inc.*(a)	50,500	695,890
Paycom Software, Inc.*	18,300	586,698
Playtech PLC (United Kingdom)	47,577	547,247
Progress Software Corp.*	46,770	1,270,741
Proofpoint, Inc.*(a)	18,090	1,071,290
PTC, Inc.*	110,060	3,980,870
QLIK Technologies, Inc.*	49,300	1,534,709
Rovi Corp.*(a)	24,370	443,778
SDL PLC (United Kingdom)*	53,449	344,692
Synchronoss Technologies, Inc.*	38,500	1,827,210
Synopsys, Inc.*	98,690	4,571,321

		70,646,127

Specialty Retail — 1.8%
ABC-Mart, Inc. (Japan)	46,000	2,690,329
Ace Hardware Indonesia Tbk PT (Indonesia)	2,750,800	154,569
AutoZone, Inc.*	7,650	5,218,524
Chiyoda Co. Ltd. (Japan)	25,400	571,995
Dufry AG (Switzerland)*	7,682	1,135,749
Foot Locker, Inc.	132,948	8,375,724
Hennes & Mauritz AB (Sweden) (Class B Stock)	173,811	7,042,430
Home Depot, Inc. (The)	136,105	15,462,889
Inditex SA (Spain)	130,000	4,173,723
Lowe’s Cos., Inc.	122,429	9,107,493
Nitori Holdings Co. Ltd. (Japan)	124,400	8,421,077
O’Reilly Automotive, Inc.*(a)	42,730	9,239,935
Ross Stores, Inc.	95,021	10,011,413
Seobu T&D (South Korea)*	42,741	775,178
Shimamura Co. Ltd. (Japan)	9,000	833,587
Super Retail Group Ltd. (Australia)	51,487	375,694
Tile Shop Holdings, Inc.*(a)	44,700	541,317
TJX Cos., Inc. (The)	75,321	5,276,236
Xebio Co. Ltd. (Japan)	23,400	406,051

		89,813,913

Technology Hardware, Storage & Peripherals — 1.4%
Advantech Co. Ltd. (Taiwan)	65,000	494,265
Apple, Inc.	398,411	49,574,281

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Electronics For Imaging, Inc.*	60,660	$2,532,555
Hewlett-Packard Co.	230,740	7,189,858
Lenovo Group Ltd. (China)	230,000	335,158
NEC Corp. (Japan)	945,000	2,775,866
Samsung Electronics Co. Ltd. (South Korea)	1,963	2,545,527
Seagate Technology PLC(a)	61,820	3,216,495
Seiko Epson Corp. (Japan)	111,600	1,976,587
Wincor Nixdorf AG (Germany)	12,300	576,415

		71,217,007

Textiles, Apparel & Luxury Goods — 0.9%
Adidas AG (Germany)	17,900	1,413,438
Burberry Group PLC (United Kingdom)	81,409	2,090,614
Cie Financiere Richemont SA (Switzerland)	65,599	5,270,938
Eclat Textile Co. Ltd. (Taiwan)	26,000	340,698
Fila Korea Ltd. (South Korea)	7,640	743,720
Gildan Activewear, Inc. (Canada) (NYSE)	56,600	1,670,832
Gildan Activewear, Inc. (Canada) (XTSE)	143,200	4,221,774
Hanesbrands, Inc.	99,624	3,338,400
Kering (France)	11,000	2,147,399
LVMH Moet Hennessy Louis Vuitton SE (France)	14,000	2,463,753
NIKE, Inc. (Class B Stock)	58,070	5,826,163
Skechers U.S.A., Inc. (Class A Stock)*	22,650	1,628,761
Steven Madden Ltd.*	52,870	2,009,060
Ted Baker PLC (United Kingdom)	27,600	1,019,009
Tod’s SpA (Italy)	3,605	326,560
VF Corp.	59,220	4,459,858
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,188,000	4,203,666

		43,174,643

Thrifts & Mortgage Finance — 0.2%
Aareal Bank AG (Germany)	32,490	1,369,354
Beneficial Bancorp, Inc.*	146,700	1,656,243
Entegra Financial Corp.*	39,600	614,196
Essent Group Ltd.*	61,500	1,470,465
EverBank Financial Corp.(a)	86,850	1,565,905
Meridian Bancorp, Inc.*	69,500	915,315
Stonegate Mortgage Corp.*(a)	70,146	758,980
TFS Financial Corp.	62,550	918,234
Waterstone Financial, Inc.	61,950	795,438

		10,064,130

Tobacco — 0.6%
Imperial Tobacco Group PLC (United Kingdom)	230,904	10,128,853
Japan Tobacco, Inc. (Japan)	364,200	11,514,133
Lorillard, Inc.	95,430	6,236,351
Reynolds American, Inc.	46,170	3,181,575
Vector Group Ltd.	39,400	865,618

		31,926,530

Trading Companies & Distributors — 0.5%
Brammer PLC (United Kingdom)	73,082	433,637
Bunzl PLC (United Kingdom)	158,582	4,299,373
Daewoo International Corp. (South Korea)	4,981	118,938
Fly Leasing Ltd. (Ireland), ADR	60,100	875,056
MISUMI Group, Inc. (Japan)	27,200	1,096,196
Mitsubishi Corp. (Japan)	161,400	3,243,145
Noble Group Ltd. (Hong Kong)	3,202,680	2,145,274

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Ramirent OYJ (Finland)	91,100	$645,554
Rexel SA (France)	195,090	3,678,560
Travis Perkins PLC (United Kingdom)	137,744	3,977,072
WESCO International, Inc.*(a)	11,250	786,263
Wolseley PLC (United Kingdom)	53,460	3,159,713

		24,458,781

Transportation Infrastructure
Ansaldo STS SpA (Italy)	64,922	657,792
BBA Aviation PLC (United Kingdom)	179,400	895,356
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	75,100	493,478

		2,046,626

Water Utilities — 0.1%
American Water Works Co., Inc.	80,220	4,348,726
CT Environmental Group Ltd. (China)	478,000	514,920
Pennon Group PLC (United Kingdom)	27,218	332,445

		5,196,091

Wireless Telecommunication Services — 1.1%
America Movil SAB de CV (Mexico) (Class L Stock)	522,300	534,507
China Mobile Ltd. (China)	41,500	540,844
Drillisch AG (Germany)	55,665	2,171,359
Far EasTone Telecommunications Co. Ltd. (Taiwan)	51,000	123,035
Intouch Holdings PCL (Thailand), NVDR	55,200	130,962
KDDI Corp. (Japan)	517,500	11,691,635
MTN Group Ltd. (South Africa)	34,300	578,200
Rogers Communications, Inc. (Canada) (Class B Stock)	118,900	3,980,388
SBA Communications Corp. (Class A Stock)*	142,014	16,629,839
SK Telecom Co. Ltd. (South Korea)	1,455	358,027
SoftBank Corp. (Japan)	102,400	5,963,719
StarHub Ltd. (Singapore)	1,351,000	4,283,006
Vodafone Group PLC (United Kingdom)	2,401,768	7,859,332

		54,844,853

TOTAL COMMON STOCKS (cost $2,884,407,218)		3,089,110,069

EXCHANGE TRADED FUNDS — 0.3%
iShares MSCI Emerging Markets Index Fund	50,000	2,006,500
PowerShares India Portfolio	189,300	4,272,501
SPDR S&P 500 ETF Trust	47,200	9,743,496

TOTAL EXCHANGE TRADED FUNDS (cost $16,014,697)		16,022,497

PREFERRED STOCKS — 0.3%
Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)	41,532	11,014,346

Banks
Banco Bradesco SA (Brazil) (PRFC)	12,600	116,977
Itau Unibanco Holding SA (Brazil) (PRFC)	31,200	346,259

		463,236

Chemicals
Braskem SA (Brazil) (PRFC A)	66,300	230,379

	Shares	Value
PREFERRED STOCKS (Continued)
Chemicals (cont’d.)
Fuchs Petrolub SE (Germany) (PRFC)	28,800	$1,148,724

		1,379,103

Food & Staples Retailing
Cia Brasileira de Distribuicao (Brazil) (PRFC)	14,200	424,681

Machinery — 0.1%
Jungheinrich AG (Germany) (PRFC)	24,000	1,543,083

TOTAL PREFERRED STOCKS (cost $15,360,371)		14,824,449

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.4%
Non-Residential Mortgage-Backed Securities — 1.1%
Ally Auto Receivables Trust,
Series 2014-SN1, Class A3
0.750%	02/21/17	1,772	1,770,076
Ally Master Owner Trust,
Series 2012-5, Class A
1.540%	09/15/19	1,161	1,165,300
Series 2014-3, Class A
1.330%	03/15/19	2,440	2,449,794
American Credit Acceptance Receivables Trust,
Series 2014-1, Class A, 144A
1.140%	03/12/18	1,664	1,664,810
American Express Credit Account Master Trust,
Series 2014-3, Class A
1.490%	04/15/20	2,400	2,419,174
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class A3
0.900%	02/08/19	711	710,566
BMW Vehicle Lease Trust,
Series 2014-1, Class A3
0.730%	02/21/17	950	949,659
Capital One Multi-Asset Execution Trust,
Series 2013-A3, Class A3
0.960%	09/16/19	661	662,129
Series 2014-A2, Class A2
1.260%	01/15/20	2,370	2,385,723
Series 2014-A5, Class A
1.480%	07/15/20	1,440	1,450,584
CarFinance Capital Auto Trust,
Series 2013-2A, Class A, 144A
1.750%	11/15/17	1,363	1,365,508
Series 2014-1A, Class A, 144A
1.460%	12/17/18	2,238	2,234,974
CarMax Auto Owner Trust,
Series 2013-3, Class A3
0.970%	04/16/18	940	942,050
Carnow Auto Receivables Trust 2014-1,
Series 2014-1A, Class A, 144A
0.960%	01/17/17	1,311	1,309,002
Citibank Credit Card Issuance Trust,
Series 2014-A2, Class A2
1.020%	02/22/19	4,750	4,752,684
Series 2014-A8, Class A8
1.730%	04/09/20	960	970,494

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
CPS Auto Receivables Trust,
Series 2014-A, Class A, 144A
1.210%	08/15/18	1,844	$1,837,457
Discover Card Execution Note Trust,
Series 2013-A2, Class A2
0.690%	08/15/18	4,750	4,751,107
Series 2014-A5, Class A
1.390%	04/15/20	1,680	1,685,112
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18	2,269	2,263,232
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 144A
2.310%	04/15/26	2,400	2,444,851
Series 2015-1, Class A, 144A
2.120%	07/15/26	1,194	1,204,026
Ford Credit Floorplan Master Owner Trust A,
Series 2012-2, Class A
1.920%	01/15/19	2,340	2,374,964
Series 2012-5, Class A
1.490%	09/15/19	2,370	2,376,226
Series 2014-4, Class A1
1.400%	08/15/19	756	757,938
John Deere Owner Trust,
Series 2014-A, Class A3
0.920%	04/16/18	995	996,276
Mercedes-Benz Auto Lease Trust,
Series 2014-A, Class A3
0.680%	12/15/16	1,180	1,180,512
Santander Drive Auto Receivables Trust,
Series 2013-4, Class B
2.160%	01/15/20	800	808,500
Series 2014-4, Class B
1.820%	05/15/19	720	721,080
SpringCastle America Funding LLC,
Series 2014-AA, Class A, 144A
2.700%	05/25/23	3,078	3,085,576
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2, 144A
1.400%	07/22/19	621	623,668

			54,313,052

Residential Mortgage-Backed Securities — 0.3%
Colony American Homes,
Series 2014-2A, Class A, 144A
1.125%(c)	07/17/31	4,286	4,215,661
Invitation Homes Trust,
Series 2014-SFR1, Class A, 144A
1.173%(c)	06/17/31	2,606	2,576,474
Series 2015-SFR2, Class A, 144A(g)
1.528%(c)	06/17/32	2,915	2,915,000
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M2
0.464%(c)	08/25/36	2,100	1,981,598
Silver Bay Realty Trust,
Series 2014-1, Class A, 144A
1.173%(c)	09/17/31	2,977	2,935,013

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Stanwich Mortgage Loan Trust,
Series 2013-NPL1, Class A, 144A
2.981%	02/16/43	749	$745,276
Truman Capital Mortgage Loan Trust,
Series 2014-NPL2, Class A1, 144A
3.125%(c)	06/25/54	990	989,241
VOLT XIX LLC,
Series 2014-NP11, Class A1, 144A
3.875%(c)	04/25/55	1,654	1,660,151

			18,018,414

TOTAL ASSET-BACKED SECURITIES (cost $72,326,059)			72,331,466

BANK LOANS(c) — 1.9%
Aerospace & Defense
Doncaster,
Term Loan B
4.500%	04/10/20	439	438,883
TransDigm, Inc.,
Term Loan C
3.750%	02/28/20	1,086	1,084,224

			1,523,107

Beverages
Blue Ribbon, LLC,
Initial Term Loan (First Lien)
5.750%	11/05/21	492	493,636

Biotechnology
Grifols Worldwide Operations Ltd.,
U.S. Tranche Term Loan B
3.178%	03/07/21	491	490,584

Capital Markets
Gemini HDPE LLC,
Advance
4.750%	07/24/21	408	407,102

Chemicals — 0.1%
American Rock Salt Company LLC,
Closing Date Loan
4.750%	05/16/21	744	741,351
Term Loan 2
8.000%	05/20/22	125	124,063
ANGUS Chemical (Aruba Investments),
Initial USD Term Loan
5.250%	01/28/22	235	236,175
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.),
Refinanced Term Loan B
3.750%	02/01/20	347	345,108
AZ Chem US, Inc.,
Initial Term Loan (First Lien)
4.500%	06/10/21	178	177,701
7.500%	06/10/22	60	59,100
Kronos, Inc.,
Incremental Term Loan (First Lien)
4.500%	10/30/19	1,284	1,285,351

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Chemicals (cont’d.)
Initial Term Loan
4.750%	02/11/20	510	$521,959
Initial Term Loan (Second Lien)
9.750%	04/30/20	630	644,963
MacDermid, Inc.,
Tranche B-2 Term Loan
4.750%	06/07/20	249	250,684
Metal Services LLC,
New Term Loan
6.000%	06/30/17	250	248,646
OCI Beaumont LLC,
Term Loan B-3
5.500%	08/20/19	241	242,192
Orion Engineered Carbons GmbH (OEC Finance US LLC),
Initial Dollar Term Loan
5.000%	07/25/21	498	501,480
Styrolution Group GmbH (Germany),
Dollar Tranche B-1 Loan (First Lien)
6.500%	09/30/19	166	166,649
Dollar Tranche B-2 Loans
6.500%	09/30/19	333	333,296

			5,878,718

Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc.,
Initial Tranche Term Loan B-2
3.750%	10/09/19	935	923,748
Eco Services Operations LLC,
Initial Term Loan
4.750%	12/01/21	484	484,997
Harland Clarke Holdings Corp.,
Tranche Term Loan B-4
6.000%	08/04/19	969	970,365
Hertz Corp., (The),
Tranche Term Loan B-2
3.500%	03/11/18	963	958,715
Laureate Education, Inc.,
New Series 2018 Extended Term Loan
5.000%	06/16/18	983	924,427
Spin Holdco (Coin Mach Services),
Initial Term Loan (First Lien)
4.250%	11/14/19	659	654,423
TransUnion LLC,
2014 Replacement Term Loan
4.000%	03/21/21	990	989,587

			5,906,262

Communications Equipment
Riverbed Technology,
Term Loan B
— %(p)	02/25/22	250	251,964

Construction & Engineering
Interline Brands, Inc.,
1st Lien Term Loan
4.000%	03/21/21	327	324,454

Construction Materials
Headwaters Incorporated,
Term Loan B
4.500%	03/24/22	145	145,544

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Containers & Packaging — 0.1%
Anchor Glass Container Corp.,
Term Loan B
4.250%	06/30/21	677	$677,184
Berlin Packaging,
Term Loan
4.500%	09/24/21	498	498,122
7.750%	09/24/22	250	250,391
Berry Plastics Corp.,
Term Loan D
3.500%	02/08/20	980	976,692
Term Loan E
3.750%	01/06/21	453	453,119
BWay Intermediate Co., Inc.,
Initial Term Loan
5.500%	08/14/20	983	989,944
Caraustar Industries, Inc.,
Term Loan B
8.000%	05/01/19	250	248,542
Charter NEX Films, Inc.,
Initial Term Loan (First Lien)
5.250%	01/30/22	250	251,563
Consolidated Container Co. LLC,
Term Loan B
7.750%	01/03/20	750	697,500
Devix Topco,
Term Loan B (First Lien)
4.250%	04/11/21	247	246,881
Goodpack,
Initial Term Loan (First Lien)
4.750%	09/09/21	415	412,406
Novolex,
Closing Date Term Loan (First Lien)
6.000%	12/04/21	375	377,337
Prescrix, Inc.,
Term Loan (Second Lien)
8.000%	04/11/22	250	250,000
Signode Industrial Group Lux SA,
Initial Term Loan B
3.750%	04/08/21	372	368,081

			6,697,762

Distributors
American Tire Distributors, Inc.,
Term Loan B
5.250%	10/01/21	50	50,187
Aramark Corp.,
U.S. Term Loan F
3.250%	02/19/21	491	490,154

			540,341

Diversified Consumer Services
Nord Anglia Education Finance LLC,
Initial Term Loan
4.500%	03/21/21	235	234,772
Servicemaster Co. LLC, (The),
Initial Term Loan
4.250%	06/30/21	249	248,905

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Diversified Consumer Services (cont’d.)
Term Loan B
4.250%	07/01/21	250	$250,156

			733,833

Diversified Financial Services
Fly Funding II Sarl,
Term Loan
4.500%	08/09/19	375	375,937
Flying Fortress, Inc.,
New Loans
3.500%	06/30/17	833	833,333
WP Mustang Holdings LLC,
Term Loan (First Lien)
5.500%	05/29/21	243	243,466

			1,452,736

Diversified Telecommunication Services — 0.1%
Altice Financing,
Dollar Denominated Tranche Loan
5.250%	01/30/22	250	252,604
Term Loan
5.500%	06/24/19	1,980	2,005,194
FairPoint Communications, Inc.,
Term Loan
7.500%	02/14/19	373	378,460
FPL FiberNet LLC,
Term Loan
3.521%	07/17/19	494	492,516
Integra Telecom Holdings, Inc.,
Term Loan B
5.250%	02/22/19	250	249,453
Level 3 Financing Inc.,
Tranche Loan B
4.500%	10/31/22	500	502,232
Level 3 Financing, Inc.,
Tranche B-III 2019 Term Loan
4.000%	08/01/19	250	250,365
Numericable U.S. LLC,
Dollar Denominated Tranche Loan B-1
4.500%	04/23/20	273	273,437
Dollar Denominated Tranche Loan B-2
4.500%	04/23/20	236	236,560
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien)
4.750%	04/17/20	494	485,918

			5,126,739

Electric Utilities — 0.1%
Alinta Energy Finance Pty Ltd.,
Delayed Draw Term Loan
6.375%	08/13/19	31	30,548
Term Loan B
6.375%	08/13/19	461	460,535
Atlantic Power Limited Partnership,
Term Loan
4.750%	02/20/21	273	273,773
Calpine Corp.,
Term Loan
4.000%	10/09/19	780	781,409

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Electric Utilities (cont’d.)
Energy Future Intermediate Holding Company LLC (EFIH Finance, Inc.),
Term Loan
4.250%	06/19/16	315	$316,181
Essential Power LLC,
Term Loan
4.750%	08/08/19	736	736,870
ExGen Texas Power, LLC,
Term Loan
5.750%	09/18/21	397	398,159
InterGen NV,
Term Advance
5.500%	06/13/20	495	479,288

			3,476,763

Electrical Equipment
Generac Power Systems, Inc.,
Term Loan B
3.250%	05/31/20	441	439,718

Electronic Equipment, Instruments & Components
CDW Corp.,
Term Loan
3.250%	04/29/20	495	489,933
McJunkin Red Man Corp.,
Term Loan B
5.000%	11/09/19	250	240,313

			730,246

Energy Equipment & Services
Cactus Wellhead LLC,
Tranche Term Loan B
7.000%	08/30/20	248	148,876
Expro Holdings,
Initial Term Loan
5.750%	08/07/21	498	423,497
Moxie Patriot LLC,
Construction Advances B-1
6.750%	12/18/20	500	500,000
Panda Sherman Power LLC,
Construction Term Loan Advances
9.000%	09/14/18	498	490,191
Panda Stonewall Power Project,
Term Loan B1
6.500%	10/31/17	345	348,450

			1,911,014

Food & Staples Retailing — 0.1%
Albertson’s LLC,
Term Loan B-3
5.000%	08/11/21	250	251,910
Term Loan B-4
5.500%	08/11/21	1,695	1,707,948
GOBP Holdings Inc.,
Initial Term Loan (First Lien)
5.750%	10/15/21	499	500,412
Performance Food Group, Inc.,
Initial Loan (Second Lien)
6.250%	11/14/19	990	990,749

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Food & Staples Retailing (cont’d.)
Stater Bros.,
Term Loan B
4.750%	05/09/21	491	$489,333

			3,940,352

Food Products — 0.1%
Ferrara Candy Co.,
Initial Term Loan
7.500%	06/18/18	496	492,462
Flavors Holdings, Inc.,
Tranche Term Loan B (First Lien)
6.750%	10/07/20	140	135,176
H. J. Heinz Co.,
Term Loan B-2
3.250%	06/05/20	1,150	1,149,619
Post Holdings, Inc.,
Incremental Term Loan Series A
3.750%	05/28/21	164	164,104
Term Loan B
— %(p)	06/06/21	145	145,302
Shearer’s Foods LLC,
Term Loan (First Lien)
4.500%	06/19/21	318	316,808
Term Loan (Second Lien)
7.750%	06/19/22	340	335,750

			2,739,221

Health Care Equipment & Supplies
Siemens Audiology Group,
Term Loan B
5.500%	12/12/21	125	126,016

Health Care Providers & Services — 0.1%
AmSurg Corp.,
Initial Term Loan
3.750%	07/16/21	203	203,717
CHS/Community Health Systems, Inc.,
2021 Term Loan D
4.250%	01/27/21	803	807,004
DaVita Healthcare Partners Inc.,
Tranche Term Loan B
3.500%	06/19/21	496	496,425
Drumm Investors LLC,
Term Loan
6.750%	05/04/18	872	880,478
DSI Renal,
Term Loan B (First Lien)
4.500%	04/21/21	153	152,596
Term Loan B (Second Lien)
7.750%	10/22/21	250	248,125
HCA, Inc.,
Tranche Term Loan B-4
3.025%	05/01/18	248	248,227
HCR Healthcare LLC,
Initial Term Loan
5.000%	04/06/18	488	451,812
Kindred Healthcare, Inc.,
New Term Loan
4.250%	04/09/21	359	360,260

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Health Care Providers & Services (cont’d.)
MPH Acquisition Holdings LLC,
Initial Term Loan
3.750%	03/21/21	488	$486,491
PharMEDium Healthcare Corp.,
Initial Term Loan (First Lien)
4.250%	01/23/21	473	468,444
Initial Term Loan (Second Lien)
7.750%	01/28/22	266	265,003
U.S. Renal Care, Inc.,
Incremental Tranche Term Loan B-2 (Second Lien)
8.500%	07/30/20	35	35,350
Tranche Term Loan B-2 (First Lien)
4.250%	07/03/19	892	892,136

			5,996,068

Hotels, Restaurants & Leisure — 0.2%
24 Hour Fitness USA, Inc.,
Dollar Term Loan
4.750%	05/20/21	447	444,253
Aristocrat Leisure Ltd.,
Term Loan
4.750%	09/29/21	490	491,575
Belmond Interfin Ltd.,
Dollar Term Loan
4.000%	03/19/21	391	387,384
Burger King Worldwide, Inc.,
Term Loan B
4.500%	09/25/21	991	1,000,374
Caesars Entertainment Resort Properties LLC,
Term Loan B
7.000%	10/11/20	484	457,065
Caesars Growth Properties Holdings LLC,
Term Loan B (First Lien)
6.250%	04/10/21	1,291	1,141,136
CCM Merger, Inc. Motor City Casino,
Term Loan
4.500%	08/30/21	369	370,050
ClubCorp Club Operations, Inc.,
New Term Loan
4.500%	07/24/20	500	502,187
Four Seasons (Canada),
Term Loan (December 2013)
3.500%	06/27/20	198	197,253
Great Wolf Resorts, Inc.,
Term B Loan
4.250%	08/06/20	497	497,883
La Quinta Intermediate Holdings LLC,
Initial Term Loan
4.000%	02/21/21	939	941,043
Mohegan Tribal Gaming Authority,
Term Loan B
5.500%	11/19/19	494	490,417
Planet Fitness Holdings LLC,
Term Loan
3.775%	03/27/21	283	283,300
Red Lobster Management LLC,
Initial Term Loan (First Lien)
6.250%	07/28/21	264	264,334

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Scientific Games International, Inc.,
Term Loan
6.000%	09/17/21	748	$749,268
Station Casinos LLC,
Term Loan B
4.250%	02/22/20	440	441,321
TGI Friday’s, Inc.,
Initial Term Loan (First Lien)
5.250%	06/30/20	131	130,530

			8,789,373

Household Products
Reynolds Group Holdings,
Incremental U.S. Term Loan
4.500%	12/28/18	512	513,576

Independent Power & Renewable Electricity Producers
Bayonne Energy Center LLC (Bayonne Energy Center Urban Renewal LLC),
Term Loan B Advance
5.000%	06/30/21	524	523,786
ExGen Renewables,
Term Loan B
5.250%	02/06/21	469	471,617
Terra-Gen Finance Co. LLC,
Term Loan
5.250%	11/26/21	250	250,937
TPF Generation Holdings LLC,
Term Loan
4.750%	11/09/17	250	232,813
TPF II LC LLC,
Term Loan
5.500%	09/24/21	394	398,773

			1,877,926

Internet Software & Services
Peak 10, Inc.,
Initial Term Loan (First Lien)
5.000%	06/10/21	318	316,905
Term Loan (Second Lien)
8.250%	06/10/22	140	135,363
ProQuest LLC,
Initial Term Loan
5.250%	09/24/21	499	498,958
TelX Group, Inc., (The),
Initial Term Loan
7.500%	04/03/21	750	738,750
ViaWest, Inc.,
Term Loan B
4.500%	03/26/22	190	190,713

			1,880,689

IT Services — 0.1%
Datapipe, Inc.,
Initial Term Loan (First Lien)
5.250%	03/15/19	245	238,889
First Data Corp.,
Term Loan C1
3.674%	03/24/18	1,500	1,498,437

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
IT Services (cont’d.)
Presidio, Inc.,
Term Loan B
6.250%	01/26/22	250	$248,125
Vantiv LLC,
Term Loan B
3.750%	06/13/21	242	243,056

			2,228,507

Leisure Products
SRAM LLC,
Term Loan (First Lien)
3.902%	04/10/20	458	456,751

Life Sciences Tools & Services
INC Research, LLC,
Term Loan
4.500%	10/30/21	359	359,100

Lodging
Golden Nugget, Inc.,
Delayed Draw Term Loan
5.500%	11/05/19	147	147,912
Term Loan B (First Lien)
5.500%	11/05/19	343	345,128

			493,040

Machinery
Doosan Infracore International, Inc. (Doosan Holdings Europe Ltd.),
Tranche Term Loan B
4.500%	05/14/21	316	319,033
Mueller Water Products, Inc.,
Initial Loan
4.000%	11/19/21	284	285,354
SIG Combibloc Group,
Initial Dollar Term Loan
5.250%	02/03/22	310	312,761
TNT Crane & Rigging, Inc.,
Initial Term Loan (First Lien)
5.500%	11/27/20	490	469,960
Loan (Second Lien)
10.000%	11/27/21	500	468,750
Xerium Technologies, Inc.,
Initial Term Loan
5.750%	05/17/19	104	105,253

			1,961,111

Media — 0.1%
CBS Outdoor Americas, Inc.,
Term Loan
3.000%	01/31/21	500	497,000
Cengage Learning Acquisitions, Inc.,
Term Loan
7.000%	03/06/20	436	436,907
Charter Communications Operating LLC,
Term Loan E
3.000%	07/01/20	990	985,748
Creative Artists Agency,
Initial Term Loan
5.500%	12/17/21	250	252,187

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
Getty Images, Inc.,
Initial Term Loan
4.750%	09/28/19	490	$412,005
iHeartCommunications, Inc.,
Tranche Term Loan D
6.928%	01/30/19	1,000	949,750
Ion Media Networks, Inc.,
Term Loan B-1
4.750%	12/18/20	249	249,687
Liberty Cablevision of Puerto Rico LLC,
Initial Loan (Second Lien)
7.750%	06/30/23	250	250,000
Term Loan 1
— %(p)	01/07/22	125	124,063
Term Loan B (First Lien)
4.500%	01/07/22	135	133,987
Regal Cinemas Corp.,
Term Loan B
3.750%	03/27/22	105	105,131
Research Now Group, Inc.,
Term Loan (First Lien)
5.500%	03/19/21	90	90,000
Springer Science & Business Media Finance, Inc.,
Term Loan B-9
— %(p)	12/02/19	500	502,969
Varsity Brands,
Term Loan B
6.000%	12/10/21	249	251,245
Virgin Media Investment Holdings Ltd.,
Facility Term Loan B
3.500%	06/07/20	427	426,752

			5,667,431

Metals & Mining — 0.1%
Arch Coal, Inc.,
Term Loan
6.250%	05/16/18	497	383,657
Essar Steel Algoma Inc.,
Initial Term Loan
7.500%	08/07/19	498	475,942
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.),
Term Loan
3.750%	06/30/19	973	879,035
Murray Energy Corp.,
Term Loan
5.250%	12/05/19	794	778,936

			2,517,570

Multiline Retail — 0.1%
Dollar Tree, Inc.,
Initial Term Loan B
4.250%	02/06/22	375	378,809
J.C. Penney Co., Inc.,
Term Loan
5.000%	06/20/19	159	158,484
6.000%	05/22/18	1,482	1,475,729

			2,013,022

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Oil, Gas & Consumable Fuels — 0.1%
Alon USA Partners, LP,
Tranche Term Loan B
9.250%	11/26/18	554	$548,155
Bright Horizons Family Solutions, Inc.,
Term Loan B-2
4.504%	01/30/20	250	250,365
Chief Exploration & Development LLC,
Term Loan (Second Lien)
7.500%	05/12/21	500	460,250
CITGO Holding, Inc.,
Term Loan
9.500%	05/09/18	214	213,122
Crestwood Holdings LLC,
Term Loan B
7.000%	06/19/19	250	235,937
Energy Transfer Equity, L.P.,
Loan (2015)
4.000%	12/02/19	210	172,800
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.375%	09/25/20	470	341,925
HFOTCO LLC,
Tranche Term Loan B
4.250%	07/31/21	537	518,495
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC),
Second Term Loan
5.750%	03/28/19	1,235	695,943
OSG Bulk Ships, Inc.,
Initial Term Loan
5.250%	07/07/19	249	247,506
Southcross Holdings Borrower LP,
Initial Term Loan
5.250%	07/29/21	69	67,651
Term Loan
6.000%	07/29/21	124	117,239
Targa Resources Corp.,
Term Loan
5.750%	02/27/22	141	141,137
Veresen Midtsream LP,
Term Loan B
6.000%	02/27/22	175	174,708

			4,185,233

Personal Products
Vogue International LLC,
Tranche Term Loan B
5.750%	02/14/20	200	198,500

Pharmaceuticals
Valeant Pharmaceuticals International, Inc.,
Series D-2 Tranche Term Loan B
3.500%	02/13/19	464	463,161
Series E-1 Tranche Term Loan B
3.500%	08/05/20	398	397,912

			861,073

Professional Services
Ceridian HCM Holding, Inc.,
Term Loan B-2
4.500%	09/15/20	115	113,204

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Real Estate Investment Trusts (REITs)
Crown Castle Operating Co.,
Extended Incremental Tranche Term Loan B-2
3.000%	01/31/21	494	$492,145

Real Estate Management & Development
DTZ Worldwide Ltd.,
Initial Term Loan (First Lien)
5.500%	10/28/21	748	751,866
Realogy Corp.,
Initial Term Loan B 2014
3.750%	03/05/20	740	738,716

			1,490,582

Road & Rail
Coyote Logistics LLC,
Term Loan B
6.250%	03/24/22	250	250,625

Software — 0.1%
BMC Foreign Holding Co.,
Initial US Term Loan
5.000%	09/10/20	811	782,342
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	09/10/20	247	241,987
Infor (US), Inc.,
Tranche Term Loan B-5
3.750%	06/03/20	1,145	1,134,289
JLL/Delta Dutch Newco BV,
Initial Dollar Term Loan
4.250%	01/23/21	496	493,355
Renaissance Learning, Inc.,
Initial Term Loan (First Lien)
4.500%	04/09/21	264	255,463
TCH-2 Holdings LLC (Travel CLICK, Inc.),
Initial Term Loan (First Lien)
5.500%	05/08/21	258	257,454

			3,164,890

Specialty Retail — 0.1%
Bass Pro Group LLC,
New Term Loan
3.750%	11/20/19	217	216,268
J. Crew Group, Inc.,
Initial Loan
4.000%	03/05/21	496	460,272
Party City Holdings, Inc.,
2014 Replacement Term Loan
4.000%	07/27/19	391	390,002
Petsmart, Inc.,
Term Loan
5.000%	02/18/22	625	629,403
Sports Authority, Inc., (The),
Term Loan B
7.500%	11/16/17	453	387,615

			2,083,560

Technology Hardware, Storage & Peripherals — 0.1%
Ceridian Corp.,
2014 New Replacement US Term Loan B-1
4.500%	05/09/17	110	109,314

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Dell, Inc.,
Term Loan B
4.500%	04/29/20	1,116	$1,122,151
Fibertech Networks LLC,
Term Loan
4.000%	12/20/19	293	292,705
Oberthur Technologies Holding SAS,
Tranche B-2
4.500%	10/10/19	665	661,338

			2,185,508

Textiles, Apparel & Luxury Goods
Polymer Group, Inc.,
Initial Loan
5.250%	12/19/19	426	427,313

Thrifts & Mortgage Finance
Home Loan Servicing Solutions, Ltd.,
Initial Term Loan
4.500%	06/26/20	482	472,284
Ocwen Loan Servicing LLC,
Initial Term Loan
5.000%	02/15/18	452	439,621

			911,905

Trading Companies & Distributors
GYP Holdings III Corp.,
Term Loan (First Lien)
4.750%	04/01/21	250	243,281

Transportation Infrastructure
Lineage Logistics LLC,
Term Loan
4.500%	03/31/21	494	489,439
LM U.S. Member LLC (LM U.S. Corp Acquisition, Inc.),
Canadian Term Loan
4.750%	10/25/19	248	248,342

			737,781

Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd.,
Tranche D-2
3.755%	03/31/19	215	202,100
Intelsat Jackson Holdings SA,
Term Loan B-2
3.750%	06/30/19	949	945,277
Level 3 Financing, Inc.,
Tranche 2020 Term Loan B
4.000%	01/15/20	400	400,583
LTS Buyer LLC (Sidera Networks, Inc.),
Term Loan B (First Lien)
4.000%	04/13/20	691	688,293
Telesat Canada,
U.S. Term Loan B-2
3.500%	03/28/19	169	168,954

			2,405,207

TOTAL BANK LOANS (cost $99,430,899)			97,841,083

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
Banc of America Commercial Mortgage Trust,
Series 2007-3, Class A4
5.576%(c)	06/10/49	870	$928,424
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14, Class A1A
5.189%	12/11/38	379	399,127
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class A, 144A
1.572%(c)	12/15/27	3,000	3,002,706
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%	10/15/49	1,060	1,118,075
Commercial Mortgage Pass-Through Certificates,
Series 2014-KYO, Class A, 144A
1.072%(c)	06/11/27	4,000	3,984,928
Series 2014-UBS3, Class A2
2.844%	06/10/47	960	992,808
Commercial Mortgage Trust,
Series 2006-C7, Class A4
5.747%(c)	06/10/46	530	549,553
Series 2006-C8, Class A1A
5.292%	12/10/46	810	859,729
Series 2006-GG7, Class A4
5.787%(c)	07/10/38	8,422	8,729,049
Credit Suisse Mortgage Capital Certificates,
Series 2014-ICE, Class A, 144A
1.050%(c)	04/15/27	2,039	2,031,613
Series 2015-TOWN, Class A, 144A
1.443%(c)	03/15/17	3,042	3,041,405
Series 2015-TOWN, Class B, 144A
2.093%(c)	03/15/17	274	273,947
Series 2015-TOWN, Class C, 144A
2.443%(c)	03/15/17	267	266,948
Series 2015-TOWN, Class D, 144A
3.393%(c)	03/15/17	404	403,922
Federal Home Loan Mortgage Corp. Multifamily Structured,
Series K032, Class A2
3.310%(c)	05/25/23	4,000	4,291,308
Series K034, Class A2
3.531%(c)	07/25/23	4,300	4,678,122
Series K042, Class A1
2.267%	06/25/24	1,392	1,406,493
Series K716, Class A2
3.132%	06/25/21	4,400	4,698,610
GAHR Commericial Mortgage Trust,
Series 2015-NRF, Class AFX, 144A
3.235%	12/15/19	3,000	3,109,740
GE Capital Commercial Mortgage Corp. Trust,
Series 2006-C1, Class A1A
5.274%(c)	03/10/44	440	448,268
GS Mortgage Securities Trust,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	1,969	2,000,912
Series 2006-GG8, Class A4
5.560%	11/10/39	420	440,994
Series 2014-GSFL, Class A, 144A
1.172%(c)	07/15/31	1,009	1,009,162

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Hilton USA Trust,
Series 2013-HLT, Class DFX, 144A
4.407%	11/05/30	1,077	$1,108,479
Hyatt Hotel Portfolio Trust,
Series 2015-HYT, Class A, 144A
1.425%(c)	11/15/29	1,314	1,315,619
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP7, Class A4
5.841%(c)	04/15/45	986	1,018,833
5.876%	04/15/45	879	908,270
Series 2014-BXH, Class A, 144A
1.075%(c)	04/15/27	2,000	1,999,820
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
5.903%(c)	07/15/44	2,225	2,402,172
5.906%	07/15/44	3,559	3,841,856
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class A4
5.372%	09/15/39	957	1,004,821
Series 2007-C7, Class A3
5.866%(c)	09/15/45	825	906,434
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class ASB
3.654%	04/15/47	3,000	3,208,578
Morgan Stanley Capital I Trust,
Series 2006-HQ9, Class A4
5.731%(c)	07/12/44	419	434,625
Series 2007-T27, Class A1A
5.651%(c)	06/11/42	1,055	1,137,999
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A1A
5.422%(c)	01/15/45	760	777,931
Series 2006-C25, Class A1A
5.707%(c)	05/15/43	863	892,907
Series 2006-C28, Class A4
5.572%	10/15/48	5,304	5,577,161
Series 2006-C29, Class A1A
5.297%	11/15/48	6,619	7,010,341
Series 2007-C30, Class A5
5.342%	12/15/43	9,115	9,682,099
Series 2007-C31, Class A4
5.509%	04/15/47	9,250	9,752,423
Series 2007-C33, Class A4
5.941%(c)	02/15/51	4,103	4,375,922
5.964%	02/15/51	5,073	5,411,097

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $113,127,015)			111,433,230

CORPORATE BONDS — 9.3%
Aerospace & Defense
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.800%	10/07/24	963	1,010,892

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Automobiles — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	436	$ 476,711
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	90	96,034
5.200%	04/01/45	1,003	1,088,592
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19	1,730	1,740,852
Volkswagen International Finance NV (Germany),
Gtd. Notes, 144A
2.375%	03/22/17(a)	2,050	2,097,355

			5,499,544

Banks — 2.2%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes
2.250%	06/13/19	950	963,085
Bank of America Corp.,
Sr. Unsec’d. Notes
2.600%	01/15/19	4,700	4,783,622
2.650%	04/01/19(a)	1,180	1,202,342
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23	1,689	1,711,023
4.125%	01/22/24	1,500	1,606,254
Sub. Notes, MTN
4.200%	08/26/24(a)	1,382	1,429,769
4.250%	10/22/26	520	536,818
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.375%	01/25/19(a)	1,405	1,437,923
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.375%	07/15/16(a)	2,646	2,668,655
2.800%	07/21/21	480	490,338
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.300%	03/05/20	470	470,409
2.350%	09/08/19	720	726,798
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.500%	02/20/19	1,650	1,683,561
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.750%	11/08/19(a)	974	983,596
BNP Paribas SA (France),
Gtd. Notes, MTN
2.450%	03/17/19	710	726,092
BPCE SA (France),
Gtd. Notes
1.625%	02/10/17(a)	1,185	1,194,632
Sub. Notes, 144A
5.150%	07/21/24	781	834,493
Capital One Bank USA NA,
Sr. Unsec’d. Notes
2.300%	06/05/19	1,710	1,713,242

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.500%	07/29/19(a)	1,000	$1,014,258
2.550%	04/08/19	1,180	1,202,953
8.500%	05/22/19(a)	2,188	2,724,889
Sub. Notes
5.300%	05/06/44(a)	1,200	1,348,838
5.500%	09/13/25	1,357	1,538,012
6.675%	09/13/43	1,037	1,382,794
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN
2.450%	12/04/19	950	961,699
Comerica, Inc.,
Sr. Unsec’d. Notes
2.125%	05/23/19	882	885,375
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes
2.250%	03/13/19(a)	3,600	3,648,535
2.300%	09/06/19	480	485,428
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Gtd. Notes
4.625%	12/01/23	778	841,059
Credit Suisse of New York (Switzerland),
Sub. Notes
6.000%	02/15/18	870	970,076
Deutsche Bank AG (Germany),
Sub. Notes
4.500%	04/01/25	200	200,300
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	1,900	1,902,162
4.200%	08/08/23	284	300,383
Sr. Unsec’d. Notes, BKNT
3.200%	08/09/21	1,500	1,515,312
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18	2,172	2,323,095
8.250%	03/01/38	1,230	1,845,632
HSBC Holdings PLC (United Kingdom),
Sub. Notes
6.800%	06/01/38	328	431,332
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	3,101	3,101,078
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	04/01/19	2,375	2,388,599
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
2.375%	01/13/17	1,187	1,201,154
Sub. Notes, 144A
5.017%	06/26/24(a)	600	614,094
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.200%	10/22/19	3,631	3,640,880
2.350%	01/28/19	3,424	3,480,122
4.625%	05/10/21	700	781,915
5.400%	01/06/42	751	899,251
Sub. Notes

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.875%	09/10/24	723	$741,718
4.125%	12/15/26(a)	952	986,937
5.625%	08/16/43(a)	250	299,867
KeyBank NA,
Sr. Unsec’d. Notes, BKNT
2.500%	12/15/19	710	723,672
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.300%	12/13/18	1,000	1,016,075
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes, BKNT
2.300%	01/30/19	1,500	1,523,375
Merrill Lynch & Co., Inc.,
Sub. Notes
6.110%	01/29/37	1,468	1,787,570
Mitsubishi UFJ Trust & Banking Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.600%	10/16/17	1,970	1,968,347
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
1.550%	10/17/17	1,200	1,196,820
2.450%	04/16/19	1,200	1,215,635
MUFG Americas Holdings Corp.,
Notes
1.500%	02/10/18	430	429,991
Sr. Unsec’d. Notes
2.250%	02/10/20	480	480,931
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.375%	04/04/19	470	478,627
PNC Bank NA,
Sr. Unsec’d. Notes
3.300%	10/30/24(a)	250	259,729
Sr. Unsec’d. Notes, BKNT
2.200%	01/28/19	1,418	1,436,213
2.250%	07/02/19	1,500	1,520,767
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24	171	179,132
Regions Bank,
Sub. Notes
6.450%	06/26/37	259	325,716
Sub. Notes, BKNT
7.500%	05/15/18	1,750	2,034,081
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.500%	01/16/18	2,500	2,515,373
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24(a)	1,491	1,564,224
6.000%	12/19/23	2,443	2,717,452
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19(a)	1,865	1,894,659
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	2,000	2,031,080

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
2.375%	10/19/16(a)	4,500	$4,614,323
Sr. Unsec’d. Notes, MTN
2.250%	11/05/19	709	720,402
Washington Prime Group LP,
Sr. Unsec’d. Notes, 144A
3.850%	04/01/20	710	718,767
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.150%	01/15/19	1,500	1,523,364
Sub. Notes
4.125%	08/15/23	750	800,547
5.375%	11/02/43	767	903,508
Sub. Notes, MTN
4.100%	06/03/26(a)	100	105,507
4.650%	11/04/44	1,050	1,126,155
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.200%	05/19/17(a)	2,390	2,392,533

			109,024,974

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
1.250%	01/17/18(a)	1,441	1,442,810
4.000%	01/17/43(a)	160	162,737
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
1.375%	07/15/17(a)	1,900	1,911,738
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.250%	10/22/44	969	1,033,170
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.200%	08/01/18	2,362	2,389,326
2.450%	01/15/17	2,171	2,218,632

			9,158,413

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
1.250%	05/22/17	960	959,222
3.875%	11/15/21	1,500	1,614,001
5.375%	05/15/43	376	448,592

			3,021,815

Capital Markets — 0.5%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	710	710,582
Credit Suisse of New York (Switzerland),
Sr. Unsec’d. Notes
3.000%	10/29/21	700	713,475
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24(a)	250	258,392
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19(a)	1,130	1,147,020

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Capital Markets (cont’d.)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18	3,342	$3,410,280
2.625%	01/31/19(a)	4,731	4,833,502
3.500%	01/23/25(a)	250	254,389
6.250%	02/01/41	691	900,702
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	1,500	1,569,858
Sub. Notes
6.750%	10/01/37(a)	150	196,958
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	3,781	3,822,527
2.500%	01/24/19	945	962,480
2.650%	01/27/20(a)	710	719,885
3.750%	02/25/23	2,468	2,584,833
4.300%	01/27/45(a)	260	269,419
6.375%	07/24/42(a)	612	816,235
Sr. Unsec’d. Notes, MTN
3.700%	10/23/24	900	938,324
Sub. Notes
4.875%	11/01/22	1,930	2,107,873
UBS AG (Switzerland),
Sr. Unsec’d. Notes, MTN
2.375%	08/14/19	720	725,742

			26,942,476

Chemicals — 0.1%
Albemarle Corp.,
Gtd. Notes
3.000%	12/01/19	710	717,816
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19	728	911,469
Monsanto Co.,
Sr. Unsec’d. Notes
4.200%	07/15/34	1,269	1,359,915
4.400%	07/15/44(a)	976	1,049,595
4.700%	07/15/64	1,103	1,200,264

			5,239,059

Commercial Services & Supplies — 0.1%
Cenveo Corp.,
Sr. Sec’d. Notes, 144A
6.000%	08/01/19	90	84,375
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	635	663,451
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17(a)	2,068	2,129,616

			2,877,442

Communications Equipment
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.900%	03/04/21(a)	1,000	1,052,687
5.500%	01/15/40(a)	370	457,495

			1,510,182

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Consumer Finance — 0.3%
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18	2,400	$2,399,710
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.450%	04/24/19(a)	950	961,297
Capital One NA,
Sr. Unsec’d. Notes
2.950%	07/23/21	1,070	1,085,292
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	124	124,910
3.950%	11/06/24	250	257,102
5.200%	04/27/22	1,740	1,937,438
6.450%	06/12/17	800	881,393
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.597%	11/04/19(a)	1,000	1,013,184
3.000%	06/12/17	1,000	1,030,581
4.250%	09/20/22(a)	1,200	1,293,772
5.875%	08/02/21	750	882,901
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20	950	961,301
Hyundai Capital America (South Korea),
Sr. Unsec’d. Notes, 144A
2.550%	02/06/19	2,065	2,100,119
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
3.350%	06/12/24	100	105,468
Synchrony Financial,
Sr. Unsec’d. Notes
3.750%	08/15/21	795	824,418

			15,858,886

Containers & Packaging
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
3.271%(c)	12/15/19	750	731,250

Diversified Financial Services — 0.3%
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
1.203%(c)	04/15/16	1,000	999,480
4.125%	04/15/21(a)	970	998,667
4.125%	09/27/22	500	501,777
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43(a)	825	930,814
CME Group, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/43	376	465,216
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.375%	08/01/18	2,400	2,461,145
General Electric Capital Corp.,
Sub. Notes, MTN
6.375%(c)	11/15/67	2,236	2,426,060

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18	923	$951,715
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.350%	04/09/19	1,660	1,692,202
Moody’s Corp.,
Sr. Unsec’d. Notes
4.500%	09/01/22	855	927,318
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17	359	359,290
3.000%	08/15/19(a)	526	537,417
4.250%	08/15/24	500	522,901
Voya Financial, Inc.,
Gtd. Notes
5.500%	07/15/22(a)	823	951,056
Sr. Unsec’d. Notes
5.700%	07/15/43	350	430,477

			15,155,535

Diversified Telecommunication Services — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
5.550%	08/15/41	2,108	2,370,735
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	02/14/19	1,420	1,443,331
FairPoint Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/15/19	65	68,575
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.350%	06/09/17(a)	700	700,459
4.500%	09/15/20	2,171	2,397,377
5.012%	08/21/54	2,160	2,241,194
6.400%	09/15/33	500	624,070

			9,845,741

Electric Utilities — 0.4%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17	1,731	1,741,050
2.950%	12/15/22	500	504,136
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
1.100%	05/15/17	1,000	999,925
2.400%	02/01/20	710	720,282
4.500%	02/01/45	296	322,236
5.150%	11/15/43	380	452,713
6.125%	04/01/36	675	879,873
Commonwealth Edison Co.,
First Mortgage
6.150%	09/15/17	1,216	1,356,679
Duke Energy Indiana, Inc.,
First Mortgage
4.900%	07/15/43	742	897,507

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Duke Energy Progress, Inc.,
First Mortgage
4.375%	03/30/44	100	$113,515
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20	3,228	3,830,097
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	1,853	1,897,641
4.250%	03/15/23	1,500	1,570,050
7.375%	11/15/31(a)	200	253,985
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42	457	456,336
PPL Capital Funding, Inc.,
Gtd. Notes
3.950%	03/15/24	300	323,810
Puget Energy, Inc.,
Sr. Sec’d. Notes
5.625%	07/15/22	1,500	1,744,993
6.500%	12/15/20	50	60,107
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	200	223,489

			18,348,424

Electronic Equipment, Instruments & Components
Amphenol Corp.,
Sr. Unsec’d. Notes
1.550%	09/15/17	1,500	1,504,305
3.125%	09/15/21	494	506,314

			2,010,619

Energy Equipment & Services — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	560	564,420
Enable Midstream Partners LP,
Gtd. Notes, 144A
2.400%	05/15/19	446	437,046
5.000%	05/15/44	200	182,497
Nabors Industries, Inc.,
Gtd. Notes
2.350%	09/15/16	3,454	3,444,059
Noble Holding International Ltd.,
Gtd. Notes
4.000%	03/16/18	107	107,592
5.950%	04/01/25	685	668,892
6.950%	04/01/45	250	236,967
Petrofac Ltd. (United Kingdom),
Gtd. Notes, 144A
3.400%	10/10/18(a)	1,392	1,372,559
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42(a)	751	660,115

			7,674,147

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food & Staples Retailing — 0.1%
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.000%	06/04/42	61	$67,504
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17(a)	1,809	1,827,651
4.400%	09/15/42	430	437,692
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
3.800%	11/18/24	115	118,904
4.500%	11/18/34	116	122,604
4.800%	11/18/44	125	134,918
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37	618	863,352

			3,572,625

Food Products — 0.1%
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18(a)	1,339	1,340,668
General Mills, Inc.,
Sr. Unsec’d. Notes
1.400%	10/20/17	1,000	1,002,599
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19	500	511,974

			2,855,241

Health Care Equipment & Supplies — 0.2%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/19	1,000	1,004,504
4.350%	08/15/20	1,299	1,433,873
4.625%	05/15/42	423	458,515
Becton, Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	434	443,295
3.734%	12/15/24(a)	1,000	1,046,601
4.685%	12/15/44(a)	402	436,861
Medtronic, Inc.,
Gtd. Notes, 144A
2.500%	03/15/20(a)	950	971,033
3.150%	03/15/22	900	934,528
4.625%	03/15/45	217	245,963
Zimmer Holdings, Inc.,
Sr. Unsec’d. Notes
1.450%	04/01/17	950	951,883

			7,927,056

Health Care Providers & Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	200	208,619
Children’s Hospital Medical Center,
Sec’d. Notes
4.268%	05/15/44	485	515,585

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services (cont’d.)
Express Scripts Holding Co.,
Gtd. Notes
2.250%	06/15/19	720	$723,242
3.125%	05/15/16	2,866	2,935,730
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19	1,000	1,013,440
McKesson Corp.,
Sr. Unsec’d. Notes
2.284%	03/15/19	470	475,269
NYU Hospitals Center,
Unsec’d. Notes
4.784%	07/01/44	481	535,964
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	12/15/21	470	482,490
4.250%	03/15/43(a)	1,246	1,348,065

			8,238,404

Hotels, Restaurants & Leisure
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
6.300%	03/01/38	788	1,038,483

Independent Power & Renewable Electricity Producers
AES Corp.,
Sr. Unsec’d. Notes
3.262%(c)	06/01/19	190	189,050

Industrial Conglomerates — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes
3.375%	03/11/24(a)	1,190	1,258,756
4.500%	03/11/44	1,320	1,481,709

			2,740,465

Insurance — 0.5%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
2.250%	03/11/19	454	457,028
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19(a)	204	207,025
4.125%	02/15/24	393	425,433
6.250%	05/01/36	661	861,495
6.400%	12/15/20	190	230,150
Aon Corp. (United Kingdom),
Gtd. Notes
5.000%	09/30/20	1,045	1,176,668
Aon PLC,
Gtd. Notes
4.450%	05/24/43	500	519,303
Berkshire Hathaway Finance Corp.,
Gtd. Notes
1.300%	05/15/18	1,921	1,926,909
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
4.875%	06/19/64	150	164,173
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43	877	930,531

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
5.125%	04/15/22	1,664	$1,896,160
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22	873	964,350
5.000%	06/01/21	669	741,190
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.050%	10/15/23	767	823,945
4.800%	07/15/21	1,609	1,815,102
MetLife, Inc.,
Sr. Unsec’d. Notes
1.903%	12/15/17	315	317,274
4.125%	08/13/42	442	458,742
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.300%	04/10/19	1,660	1,685,091
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	1,000	1,432,370
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	500	797,398
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	1,370	1,545,449
Progressive Corp. (The),
Sr. Unsec’d. Notes
4.350%	04/25/44	75	82,945
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	1,422	1,605,324
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	411	421,230
4.125%	11/01/24	595	628,020
UNUM Group,
Sr. Unsec’d. Notes
4.000%	03/15/24(a)	3,310	3,500,130

			25,613,435

Internet & Catalog Retail
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22	1,022	1,004,523
4.800%	12/05/34(a)	1,000	1,096,673

			2,101,196

IT Services
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.625%	05/15/20(a)	996	982,636
MasterCard, Inc.,
Sr. Unsec’d. Notes
3.375%	04/01/24	710	747,477

			1,730,113

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.300%	02/15/22	1,765	$1,809,775
5.300%	02/01/44	32	38,222

			1,847,997

Machinery — 0.1%
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	1,200	1,230,876
5.750%	06/15/43	150	183,122
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.650%	11/01/44	395	419,278
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
6.550%	10/01/17	2,820	3,161,581

			4,994,857

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	02/15/41(a)	1,183	1,529,466
6.900%	03/01/19(a)	1,140	1,349,018
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21	200	210,250
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	1,268	1,392,099
5.150%	03/01/20	1,642	1,887,198
6.950%	08/15/37	626	889,174
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
4.450%	04/01/24	350	373,797
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43	1,071	1,119,106
Numericable-SFR SAS (France),
Sr. Sec’d. Notes, 144A
4.875%	05/15/19	240	238,800
Time Warner Cable, Inc.,
Gtd. Notes
5.850%	05/01/17	2,065	2,246,051
6.750%	07/01/18	1,464	1,682,105
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20	2,000	2,238,278
4.900%	06/15/42	511	567,006
6.200%	03/15/40	1,208	1,544,260
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19	950	950,116
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
4.125%	06/01/44	200	221,225

			18,437,949

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining — 0.1%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)	615	$658,242
Caterpillar, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/64(a)	75	82,374
Corp Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	11/03/21	1,181	1,244,987
Freeport-McMoRan, Inc.,
Gtd. Notes
2.300%	11/14/17	760	757,576
5.450%	03/15/43(a)	1,442	1,292,459
Sr. Unsec’d. Notes
3.550%	03/01/22	720	666,453
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.750%	09/20/21(a)	1,500	1,582,087
Teck Resources Ltd. (Canada),
Gtd. Notes
3.000%	03/01/19(a)	700	696,242

			6,980,420

Multi-Utilities — 0.4%
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44	200	222,385
Dominion Resources, Inc.,
Jr. Sub. Notes
7.500%(c)	06/30/66	4,346	4,487,245
Sr. Unsec’d. Notes
1.250%	03/15/17	1,000	1,001,177
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	423	475,544
5.450%	09/15/20	1,230	1,415,907
PG&E Corp.,
Sr. Unsec’d. Notes
2.400%	03/01/19	163	165,062
Public Service Electric & Gas Co.,
First Mortgage
1.800%	06/01/19	1,440	1,449,101
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20	898	907,969
3.550%	06/15/24	150	157,081
4.050%	12/01/23	395	428,159
6.150%	06/15/18	2,000	2,279,878
6.500%	06/01/16	1,672	1,778,796
Wisconsin Energy Corp.,
Jr. Sub. Notes
6.250%(c)	05/15/67	4,580	4,589,068

			19,357,372

Oil, Gas & Consumable Fuels — 1.1%
American Energy-Permian Basin LLC/AEPB Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.752%(c)	08/01/19	500	380,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16	3,337	$3,559,865
6.375%	09/15/17(a)	2,498	2,779,352
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.535%	11/04/24(a)	250	254,596
3.561%	11/01/21	1,500	1,578,113
3.814%	02/10/24	1,700	1,764,617
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	04/15/24	517	517,418
3.900%	02/01/25(a)	1,209	1,220,623
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.700%	10/15/19	777	866,128
Chesapeake Energy Corp.,
Gtd. Notes
3.503%(c)	04/15/19	260	250,250
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	115	155,134
DCP Midstream LLC,
Jr. Sub. Notes, 144A
5.850%(c)	05/21/43	2,994	2,155,680
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21(a)	216	200,445
5.350%	03/15/20	1,435	1,400,771
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19	792	721,274
5.600%	04/01/44	894	768,100
Devon Energy Corp.,
Sr. Unsec’d. Notes
2.250%	12/15/18	1,500	1,514,353
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
0.712%(c)	06/02/17	1,000	987,410
3.500%	06/10/24	600	589,372
4.500%	06/10/44	250	232,047
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	700	699,841
Enterprise Products Operating LLC,
Gtd. Notes
2.550%	10/15/19	308	312,125
5.100%	02/15/45(a)	404	452,616
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	10/01/21	928	995,451
5.950%	02/15/18	607	671,062
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	470	474,664
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	220	221,760

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44(a)	1,050	$1,101,744
Northern Tier Energy LLC/Northern Tier Finance Corp.,
Sr. Sec’d. Notes
7.125%	11/15/20	385	395,322
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.000%	01/15/19(a)	916	790,801
4.375%	05/20/23(a)	1,300	1,111,630
4.875%	03/17/20	552	495,696
5.625%	05/20/43	500	404,950
7.250%	03/17/44(a)	695	652,591
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21(a)	1,460	1,324,439
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22(a)	1,140	1,209,825
5.500%	06/27/44	1,939	1,955,966
6.000%	03/05/20(a)	1,000	1,140,500
6.375%	01/23/45(a)	424	474,032
Gtd. Notes, 144A
3.500%	07/23/20(a)	535	547,037
Phillips 66,
Gtd. Notes
2.950%	05/01/17(a)	1,974	2,041,665
4.650%	11/15/34	135	143,044
4.875%	11/15/44(a)	1,241	1,329,019
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.600%	12/15/19	608	610,864
4.900%	02/15/45	100	105,146
5.150%	06/01/42	392	415,642
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24	1,121	1,141,102
Southwestern Energy Co.,
Sr. Unsec’d. Notes
4.050%	01/23/20	718	741,949
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
5.950%	09/25/43	250	302,664
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	05/15/42	755	747,777
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34	815	877,226
Western Gas Partners LP,
Sr. Unsec’d. Notes
2.600%	08/15/18	700	710,403
4.000%	07/01/22	1,623	1,649,794
5.375%	06/01/21	321	354,715
5.450%	04/01/44	400	424,759
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	438	404,887
4.550%	06/24/24(a)	860	832,922

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
5.750%	06/24/44	1,385	$1,294,447
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22(a)	1,786	1,725,939
4.300%	03/04/24(a)	710	708,456
4.900%	01/15/45(a)	300	281,323
5.400%	03/04/44(a)	500	501,554

			54,672,897

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17(a)	1,748	1,754,200
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18	725	734,805
2.450%	06/15/19	750	753,086
3.000%	03/12/20(a)	479	490,058
3.800%	03/15/25	103	106,299
4.550%	03/15/35	1,231	1,283,093
4.750%	03/15/45(a)	280	297,600
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
1.500%	10/06/17	1,000	1,006,426
2.375%	10/08/19	1,075	1,093,368
3.000%	10/08/21	695	719,055
3.375%	10/08/24	575	598,558
Perrigo Finance PLC,
Gtd. Notes
3.500%	12/15/21	293	303,195
3.900%	12/15/24	200	207,209
4.900%	12/15/44	231	247,549
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
7.000%	03/01/39	100	151,878

			9,746,379

Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20	315	316,018
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20	1,370	1,450,985
Sr. Unsec’d. Notes, MTN
4.200%	12/15/23	756	813,318
BioMed Realty LP,
Gtd. Notes
2.625%	05/01/19	654	659,418
4.250%	07/15/22	141	147,273
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	1,190	1,257,273
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	990	1,005,674
Camden Property Trust,
Sr. Unsec’d. Notes
4.250%	01/15/24	929	991,004

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Corporate Office Properties LP,
Gtd. Notes
3.700%	06/15/21	920	$930,058
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	1,500	1,553,429
3.625%	02/01/25	689	687,600
7.500%	04/01/17	750	833,800
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21	940	992,049
Sr. Unsec’d. Notes
3.750%	12/01/24	96	98,534
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19	710	719,256
3.000%	04/15/23	1,500	1,503,210
4.500%	07/01/44(a)	210	226,012
Essex Portfolio LP,
Gtd. Notes
3.875%	05/01/24	470	491,667
5.500%	03/15/17	420	452,337
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
4.500%	12/01/44	250	270,556
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24	750	762,152
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.700%	09/15/17	650	698,233
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21	1,000	1,015,214
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21	710	728,013
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24	513	533,805
Liberty Property LP,
Sr. Unsec’d. Notes
3.750%	04/01/25	200	202,133
4.400%	02/15/24	2,440	2,607,913
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22	1,500	1,519,812
7.750%	08/15/19	1,548	1,789,756
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23	940	1,004,152
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.950%	04/01/24	481	506,782
Gtd. Notes, 144A
4.500%	01/15/25	490	493,234
4.500%	04/01/27	150	147,345

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Piedmont Operating Partnership LP,
Gtd. Notes
4.450%	03/15/24	650	$676,920
PPF Funding, Inc.,
Bonds, 144A
5.625%	01/15/17	819	862,499
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18	708	714,064
Simon Property Group LP,
Sr. Unsec’d. Notes
2.200%	02/01/19	1,900	1,929,087
4.750%	03/15/42	393	441,627
Tanger Properties LP,
Sr. Unsec’d. Notes
3.750%	12/01/24	790	810,214
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20	1,000	1,056,288
Ventas Realty LP,
Gtd. Notes
1.250%	04/17/17	713	711,446
3.750%	05/01/24	600	616,390
4.375%	02/01/45	251	253,332
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.250%	08/15/22	990	993,174

			36,473,056

Real Estate Management & Development
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22	1,000	1,006,248
Regency Centers LP,
Gtd. Notes
3.750%	06/15/24	928	956,526

			1,962,774

Road & Rail
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	400	416,096
4.450%	03/15/43	419	448,894
4.900%	04/01/44(a)	400	456,634
CSX Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/44	447	465,546

			1,787,170

Semiconductors & Semiconductor Equipment
Intel Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/42	437	455,294

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.500%	10/01/40	1,000	1,119,176
4.875%	12/15/43	385	460,837

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
1.200%	10/15/17	1,423	$1,427,628
3.400%	07/08/24(a)	1,500	1,576,783
5.375%	07/15/40	365	447,770

			5,032,194

Specialty Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/22	2,066	2,154,216
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.400%	03/15/45	150	167,480
5.875%	12/16/36	336	444,431
Target Corp.,
Sr. Unsec’d. Notes
2.300%	06/26/19	1,500	1,537,010
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
2.750%	06/15/21	721	737,434

			5,040,571

Technology Hardware, Storage & Peripherals
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/06/21	1,190	1,239,894
3.850%	05/04/43	436	442,886

			1,682,780

Telecommunications
America Movil SAB de CV (Mexico),
Gtd. Notes
6.125%	03/30/40	150	185,971

Tobacco — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	1,745	1,734,746
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	08/21/17	1,425	1,426,193
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22	1,747	1,738,358
4.750%	11/01/42	898	926,264

			5,825,561

Trading Companies & Distributors — 0.1%
Air Lease Corp.,
Sr. Unsec’d. Notes
2.125%	01/15/18(a)	765	761,175
3.875%	04/01/21(a)	2,470	2,544,100
4.750%	03/01/20	500	536,875

			3,842,150

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23(a)	914	974,587

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Wireless Telecommunication Services (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.550%	09/15/43	2,102	$2,737,139

			3,711,726

TOTAL CORPORATE BONDS (cost $460,237,245)			471,952,585

FOREIGN GOVERNMENT BONDS — 0.2%
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19(a)	1,200	1,188,000
5.750%	09/26/23(a)	400	412,080
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45	351	324,675
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
5.550%	01/21/45	788	923,930
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	884	928,200
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18	4,357	4,564,480

TOTAL FOREIGN GOVERNMENT BONDS (cost $8,109,351)			8,341,365

MUNICIPAL BONDS — 0.3%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	500	719,960
State of California,
General Obligation Unlimited
7.500%	04/01/34	1,000	1,495,710
7.550%	04/01/39	1,975	3,083,528
7.600%	11/01/40	1,415	2,270,410

			7,569,608

Illinois — 0.1%
City of Chicago,
General Obligation Unlimited
6.314%	01/01/44	1,305	1,317,332
State of Illinois,
General Obligation Unlimited
5.877%	03/01/19	1,370	1,532,906

			2,850,238

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds
6.668%	11/15/39	1,095	1,537,139
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.508%	08/01/37	200	252,816
New York City Water & Sewer System,
Revenue Bonds
6.011%	06/15/42	350	476,921

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
Port Authority of New York & New Jersey,
Revenue Bonds
5.647%	11/01/40	200	$255,614

			2,522,490

Ohio
American Municipal Power, Inc.,
Revenue Bonds
8.084%	02/15/50	200	323,636

TOTAL MUNICIPAL BONDS (cost $12,259,474)			13,265,972

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
BCAP LLC Trust,
Series 2010-RR11, Class 6A1, 144A
2.563%(c)	03/27/36	3,090	3,079,295
Series 2012-RR10, Class 5A5, 144A(g)
0.433%(c)	04/26/36	790	775,479
CAM Mortgage Trust,
Series 2014-2, Class A, 144A
2.600%	05/15/48	348	347,552
Citigroup Mortgage Loan Trust, Inc.,
Series 2012-A, Class A, 144A
2.500%	06/25/51	1,291	1,270,200
Series 2014-8, Class 2A1, 144A
3.450%(c)	06/27/37	3,379	3,425,928
Credit Suisse Mortgage Capital Certificates,
Series 2010-15R, Class 7A3, 144A
1.009%(c)	10/26/37	1,458	1,444,079
Series 2011-17R, Class 2A1, 144A
3.400%(c)	12/27/37	478	481,640
Series 2014-3R, Class 2A1, 144A
0.868%(c)	05/27/37	1,779	1,685,267
CSMC,
Series 2015-1R, Class 6A1, 144A
0.451%(c)	05/27/37	2,347	2,177,399
Fannie Mae REMICS,
Series 2005-47, Class SW, IO
6.546%(c)	06/25/35	4,184	955,146
Series 2006-116, Class SG, IO
6.466%(c)	12/25/36	3,631	534,909
Series 2007-40, Class SE, IO
6.266%(c)	05/25/37	2,289	337,016
Series 2012-67, Class AI, IO
4.500%	07/25/27	1,723	226,336
Freddie Mac REMICS,
Series 2005-2935, Class ZK
5.500%	02/15/35	795	895,194
Series 2014-3115, Class SM, IO
6.426%(c)	02/15/36	3,115	487,306
Series 2014-4302, Class DA
3.000%	07/15/39	4,206	4,362,194
Government National Mortgage Assoc.,
Series 2011-H05, Class FB
0.668%(c)	12/20/60	1,594	1,597,756
Series 2013-124, Class ES
8.435%(c)	04/20/39	608	691,581

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2013-124, Class ST
8.569%(c)	08/20/39	1,143	$1,316,585
Series 2013-160, Class MS, IO
6.024%(c)	09/20/32	1,034	191,330
Series 2014-H03, Class FA
0.771%(c)	01/20/64	7,992	8,026,073
Granite Mortgages 03-2 PLC (United Kingdom),
Series 2003-2, Class 1B
1.237%(c)	07/20/43	5,550	5,567,972
Morgan Stanley Re-REMIC Trust,
Series 2010-R6, Class 1A, 144A
2.610%(c)	02/26/37	3,370	3,417,600
RBSSP Resecuritization Trust,
Series 2010-2, Class 11A1, 144A
5.431%(c)	07/26/45	2,804	2,837,031
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-S8, Class 2A2
5.250%	01/25/18	1,540	1,558,856
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR10, Class 2A15
2.614%(c)	06/25/35	2,660	2,703,300

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $50,178,311)			50,393,024

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.7%
Federal Home Loan Bank
0.875%	05/24/17	215	215,974
Federal Home Loan Mortgage Corp.
0.500%	04/17/15-05/13/16	4,101	4,104,323
0.875%	02/22/17	2,176	2,186,771
1.250%	10/02/19	1,504	1,491,470
2.400%(c)	10/01/42	654	683,446
2.409%	10/01/42	825	861,855
3.000%	10/01/43	9,996	10,218,638
3.298%(c)	07/01/41	1,659	1,752,105
3.417%(c)	12/01/40	1,368	1,463,007
3.500%	08/01/42-04/01/43	11,481	12,055,854
3.500%	TBA	3,000	3,144,082
4.000%	10/01/43-11/01/43	12,201	13,186,601
4.500%	03/01/41-04/01/41	460	502,815
6.250%	07/15/32	530	786,264
Federal National Mortgage Assoc.
0.500%	05/27/15-03/30/16	4,097	4,101,509
1.125%	04/27/17	2,362	2,383,386
1.625%	01/21/20(a)	18,597	18,725,449
1.750%	11/26/19(a)	5,447	5,527,185
2.500%	12/01/27-08/01/43	5,426	5,482,036
2.500%	TBA	13,700	14,070,327
2.691%(c)	02/01/42	673	708,699
2.771%(c)	01/01/42	1,187	1,245,057
3.000%	10/01/42-03/20/44	10,362	10,614,368
3.000%	TBA	13,600	13,903,876
3.000%	TBA	2,100	2,198,796
3.000%	TBA	3,000	3,144,844
3.472%(c)	12/01/40	1,568	1,674,115

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	10/01/29-08/01/43		36,447	$38,576,004
3.500%	TBA		5,500	5,776,719
3.500%	TBA		1,200	1,273,125
3.500%	TBA		500	530,468
3.500%	TBA		5,400	5,671,688
4.000%	09/01/40-01/01/44		29,547	31,963,725
4.000%	TBA		5,500	5,880,703
4.000%	TBA		2,900	3,100,735
4.500%	07/01/25-10/01/44		31,132	34,120,597
4.500%	TBA		800	872,750
4.500%	TBA		2,300	2,509,157
5.000%	09/01/23-10/01/41		4,603	5,117,430
5.000%	TBA		2,700	3,002,274
5.500%	11/01/29-03/01/41		22,200	25,150,870
6.500%	10/01/37		2,182	2,539,408
7.250%	05/15/30		787	1,248,123
Government National Mortgage Assoc.
3.000%	06/20/42-07/20/44		2,711	2,797,598
3.000%	TBA		600	617,801
3.000%	TBA		12,000	12,356,012
3.500%	07/20/42-07/20/43		13,699	14,454,862
3.500%	TBA		2,900	3,051,457
3.500%	TBA		12,300	12,942,387
4.000%	09/20/40-03/20/41		11,413	12,255,259
4.000%	TBA		2,200	2,343,945
4.000%	TBA		5,100	5,433,691
4.500%	08/15/39-08/20/41	(h)	12,453	13,668,125
5.000%	11/15/33-06/15/40		909	1,017,904
6.000%	05/15/40		1,508	1,717,385

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $379,273,256)				386,423,054

U.S. TREASURY OBLIGATIONS — 8.4%
U.S. Treasury Bonds
2.500%	02/15/45		20,352	20,164,375
3.375%	05/15/44		687	804,809
3.625%	08/15/43-02/15/44		17,529	21,432,184
3.750%	11/15/43		9,430	11,780,135
4.375%	02/15/38		3,754	5,028,014
4.500%	02/15/36		5,493	7,482,927
6.125%	11/15/27		2,056	2,977,024
U.S. Treasury Notes
0.250%	07/31/15		23,514	23,525,028
0.500%	03/31/17		13,725	13,708,914
0.625%	08/15/16-08/31/17		24,874	24,852,245
0.750%	10/31/17		10,328	10,327,194
0.875%	09/15/16-05/15/17		60,069	60,428,540
1.000%	03/15/18		14,834	14,888,470
1.375%	06/30/18-03/31/20		18,408	18,551,875
1.500%	08/31/18-12/31/18		13,000	13,179,979
1.625%	04/30/19-06/30/19		20,441	20,764,623
1.750%	02/28/22-03/31/22		27,553	27,627,930
2.000%	11/30/20-02/15/25		16,874	17,162,602
2.125%	01/31/21		12,168	12,554,906
2.250%	03/31/21-04/30/21		41,771	43,363,045
2.375%	12/31/20-08/15/24		33,599	34,977,123
2.500%	08/15/23		3,825	4,025,514

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.750%	11/15/23-02/15/24	11,550	$12,384,268

TOTAL U.S. TREASURY OBLIGATIONS
(cost $410,941,491)			421,991,724

TOTAL LONG-TERM INVESTMENTS
(cost $4,521,665,387)			4,753,930,518

Shares

SHORT-TERM INVESTMENTS — 11.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 10.9%
Prudential Investment Portfolios 2 -
Prudential Core Taxable Money Market
Fund (cost $550,972,640; includes
$163,998,673 of cash collateral for securities on loan)(b)(w)	550,972,640	550,972,640

		Principal
		Amount
		(000)#

U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.007%	05/14/15	5,020	5,019,909
0.013%	06/18/15	1,570	1,569,948
0.023%	06/25/15	50	49,998
0.025%	04/16/15	3,850	3,849,964

TOTAL U.S. TREASURY OBLIGATIONS
(cost $10,489,871)			10,489,819

TOTAL SHORT-TERM INVESTMENTS
(cost $561,462,511)			561,462,459

TOTAL INVESTMENTS — 105.2% (cost $5,083,127,898)			5,315,392,977
Liabilities in excess of other assets(x) — (5.2)%			(260,735,430)

NET ASSETS — 100.0%			$5,054,657,547

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $158,726,120; cash collateral of $163,998,673 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of March 31, 2015.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation(1)(2)
Long Positions:
2,507	Mini MSCI EAFE Index	Jun. 2015	$226,880,619	$229,377,965	$2,497,346
330	Russell 2000 Mini Index	Jun. 2015	40,618,499	41,213,700	595,201

					$3,092,547

(1) U.S. Treasury Securities with a combined market value of $10,489,819 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts as of March 31, 2015.

(2) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Depreciation(3)
Exchange-traded swap agreements:
19,800	06/17/17	1.250%	3 month LIBOR(1)	$(44,946)	$(123,004)	$(78,058)
1,400	06/17/18	1.750%	3 month LIBOR(1)	(11,745)	(21,570)	(9,825)
3,900	06/17/20	2.250%	3 month LIBOR(1)	(73,733)	(118,440)	(44,707)
2,400	06/17/25	2.750%	3 month LIBOR(2)	(99,918)	(147,250)	(47,332)
2,500	06/17/45	3.250%	3 month LIBOR(1)	(349,703)	(464,613)	(114,910)

				$(580,045)	$(874,877)	$(294,832)

U.S. Government Agency Security with a market value of $432,204 has been segregated with Morgan Stanley to cover requirements for open contracts as of March 31, 2015.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments.

These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,780,517,730	$1,308,036,266	$556,073
Exchange Traded Funds	16,022,497	—	—
Preferred Stocks	1,118,296	13,706,153	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	54,313,052	—
Residential Mortgage-Backed Securities	—	12,697,987	5,320,427
Bank Loans	—	97,841,083	—
Commercial Mortgage-Backed Securities	—	111,433,230	—
Corporate Bonds	—	471,952,585	—
Foreign Government Bonds	—	8,341,365	—
Municipal Bonds	—	13,265,972	—
Residential Mortgage-Backed Securities	—	50,393,024	—
U.S. Government Agency Obligations	—	386,423,054	—
U.S. Treasury Obligations	—	432,481,543	—
Affiliated Money Market Mutual Fund	550,972,640	—	—
Other Financial Instruments*
Futures	3,092,547	—	—
Exchange-traded Interest Rate Swaps	—	(294,832)	—

Total	$2,351,723,710	$2,960,590,482	$5,876,500

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Shares	Value
SHORT-TERM INVESTMENTS — 99.0%

AFFILIATED MONEY MARKET MUTUAL FUND — 20.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,011,046)(w)			1,011,046	$1,011,046

Interest Rate	Maturity Date		Principal Amount (000)#
FOREIGN GOVERNMENT BOND(n) — 15.2%
Australia Government Bond, Unsec’d Notes (Australia) (cost $883,383)
3.701%	04/15/15	AUD	1,000	762,883

FOREIGN TREASURY OBLIGATIONS(n) — 33.8%
Canadian Treasury Bills (Canada)
0.545%	09/10/15	CAD	1,209	952,166
Dutch Treasury Certificate (Netherlands)
0.083%	04/30/15	EUR	400	430,171
Italy Buoni Ordinari del Tesoro BOT (Italy)
0.062%	08/31/15	EUR	290	311,769

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,772,926)				1,694,106

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(n) — 29.9%
U.S. Treasury Bills
(cost $1,499,954)
0.050%	04/23/15	1,500	$1,499,986

TOTAL SHORT-TERM INVESTMENTS (cost $5,167,309)			4,968,021

TOTAL INVESTMENTS — 99.0% (cost $5,167,309)			4,968,021
Other assets in excess of liabilities(x) — 1.0%			50,024

NET ASSETS — 100.0%			$5,018,045

See the Glossary for abbreviations used in the Portfolio descriptions.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)

Australian Dollar,
Expiring 06/17/15	Barclays Capital Group	AUD	571	$432,874	$433,136	$262
Expiring 06/17/15	Barclays Capital Group	AUD	307	234,468	232,750	(1,718)
Expiring 06/17/15	Barclays Capital Group	AUD	256	196,526	194,300	(2,226)
Expiring 06/17/15	Barclays Capital Group	AUD	247	187,429	186,894	(535)
Expiring 06/17/15	Barclays Capital Group	AUD	162	125,756	123,040	(2,716)
Expiring 06/17/15	Barclays Capital Group	AUD	104	81,400	78,825	(2,575)
Expiring 06/17/15	Morgan Stanley	AUD	1,444	1,121,658	1,094,812	(26,846)
Expiring 06/17/15	Morgan Stanley	AUD	306	234,951	231,897	(3,054)
British Pound,
Expiring 06/17/15	Barclays Capital Group	GBP	376	566,471	557,993	(8,478)
Expiring 06/17/15	Barclays Capital Group	GBP	148	219,874	219,276	(598)
Expiring 06/17/15	Morgan Stanley	GBP	132	195,273	195,321	48
Canadian Dollar,
Expiring 06/17/15	Barclays Capital Group	CAD	504	403,670	397,518	(6,152)
Expiring 06/17/15	Barclays Capital Group	CAD	150	118,569	118,365	(204)
Expiring 06/17/15	Morgan Stanley	CAD	446	355,811	351,688	(4,123)
Expiring 06/17/15	Morgan Stanley	CAD	107	85,676	84,650	(1,026)
Euro,
Expiring 06/17/15	Barclays Capital Group	EUR	371	391,457	399,661	8,204
Expiring 06/17/15	Barclays Capital Group	EUR	248	272,329	267,061	(5,268)
Expiring 06/17/15	Barclays Capital Group	EUR	185	195,724	198,553	2,829
Expiring 06/17/15	Barclays Capital Group	EUR	127	135,996	136,246	250
Expiring 06/17/15	Morgan Stanley	EUR	3,193	3,405,851	3,437,384	31,533
Expiring 06/17/15	Morgan Stanley	EUR	370	406,470	397,988	(8,482)
Expiring 06/17/15	Morgan Stanley	EUR	368	391,059	396,211	5,152
Japanese Yen,
Expiring 06/17/15	Barclays Capital Group	JPY	431,275	3,544,111	3,599,901	55,790
Expiring 06/17/15	Barclays Capital Group	JPY	77,598	640,281	647,720	7,439

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)

Japanese Yen (cont’d.),
Expiring 06/17/15	Barclays Capital Group	JPY	13,690	$114,450	$114,272	$(178)
Expiring 06/17/15	Morgan Stanley	JPY	37,539	309,556	313,343	3,787
Expiring 06/17/15	Morgan Stanley	JPY	13,532	113,220	112,950	(270)
Expiring 06/17/15	Morgan Stanley	JPY	7,701	63,871	64,282	411
New Zealand Dollar,
Expiring 06/17/15	Morgan Stanley	NZD	236	171,113	175,405	4,292
Expiring 06/17/15	Morgan Stanley	NZD	170	124,983	126,190	1,207
Expiring 06/17/15	Morgan Stanley	NZD	160	119,788	118,901	(887)
Norwegian Krone,
Expiring 06/17/15	Barclays Capital Group	NOK	22,816	2,825,151	2,826,233	1,082
Expiring 06/17/15	Barclays Capital Group	NOK	3,050	385,461	377,764	(7,697)
Expiring 06/17/15	Barclays Capital Group	NOK	1,696	209,422	210,044	622
Expiring 06/17/15	Barclays Capital Group	NOK	1,453	173,580	179,971	6,391
Expiring 06/17/15	Barclays Capital Group	NOK	761	94,860	94,211	(649)
Expiring 06/17/15	Morgan Stanley	NOK	2,941	353,754	364,308	10,554
Expiring 06/17/15	Morgan Stanley	NOK	2,797	360,163	346,408	(13,755)
Expiring 06/17/15	Morgan Stanley	NOK	1,817	226,328	225,119	(1,209)
Expiring 06/17/15	Morgan Stanley	NOK	1,552	186,033	192,208	6,175
Expiring 06/17/15	Morgan Stanley	NOK	538	68,463	66,662	(1,801)
Singapore Dollar,
Expiring 06/17/15	Barclays Capital Group	SGD	418	305,922	304,203	(1,719)
Swedish Krona,
Expiring 06/17/15	Barclays Capital Group	SEK	1,019	120,131	118,496	(1,635)
Expiring 06/17/15	Morgan Stanley	SEK	614	73,441	71,355	(2,086)
Swiss Franc,
Expiring 06/17/15	Morgan Stanley	CHF	662	661,876	683,545	21,669

				$21,005,250	$21,067,060	61,810

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)

Australian Dollar,
Expiring 06/17/15	Barclays Capital Group	AUD	196	$149,770	$148,653	$1,117
Expiring 06/17/15	Barclays Capital Group	AUD	134	104,587	101,227	3,360
British Pound,
Expiring 06/17/15	Barclays Capital Group	GBP	288	425,106	426,914	(1,808)
Expiring 06/17/15	Barclays Capital Group	GBP	187	279,259	276,464	2,795
Expiring 06/17/15	Barclays Capital Group	GBP	122	183,958	181,051	2,907
Expiring 06/17/15	Barclays Capital Group	GBP	107	162,817	158,959	3,858
Expiring 06/17/15	Barclays Capital Group	GBP	98	145,466	145,536	(70)
Expiring 06/17/15	Morgan Stanley	GBP	570	868,926	845,277	23,649
Expiring 06/17/15	Morgan Stanley	GBP	265	392,870	392,907	(37)
Canadian Dollar,
Expiring 06/17/15	Barclays Capital Group	CAD	806	635,269	635,653	(384)
Expiring 06/17/15	Barclays Capital Group	CAD	414	322,602	326,260	(3,658)
Expiring 06/17/15	Morgan Stanley	CAD	1,937	1,524,040	1,527,737	(3,697)
Expiring 06/17/15	Morgan Stanley	CAD	117	92,066	91,959	107
Expiring 06/17/15	Morgan Stanley	CAD	68	54,364	53,578	786
Euro,
Expiring 06/17/15	Barclays Capital Group	EUR	5,508	5,928,271	5,928,846	(575)
Expiring 06/17/15	Barclays Capital Group	EUR	451	487,644	485,375	2,269
Expiring 06/17/15	Barclays Capital Group	EUR	273	292,348	293,966	(1,618)
Expiring 06/17/15	Barclays Capital Group	EUR	233	252,058	250,475	1,583
Expiring 06/17/15	Morgan Stanley	EUR	327	360,386	351,772	8,614
Japanese Yen,
Expiring 06/17/15	Barclays Capital Group	JPY	30,435	254,251	254,047	204
Expiring 06/17/15	Morgan Stanley	JPY	137,983	1,152,834	1,151,760	1,074
Expiring 06/17/15	Morgan Stanley	JPY	21,506	180,220	179,516	704

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
New Zealand Dollar,
Expiring 06/17/15	Barclays Capital Group	NZD	2,508	$1,809,472	$1,860,538	$(51,066)
Expiring 06/17/15	Barclays Capital Group	NZD	112	85,197	83,428	1,769
Expiring 06/17/15	Barclays Capital Group	NZD	63	47,721	46,593	1,128
Expiring 06/17/15	Morgan Stanley	NZD	1,779	1,324,608	1,319,692	4,916
Expiring 06/17/15	Morgan Stanley	NZD	291	215,724	216,127	(403)
Expiring 06/17/15	Morgan Stanley	NZD	212	159,231	157,455	1,776
Norwegian Krone,
Expiring 06/17/15	Barclays Capital Group	NOK	3,334	410,016	412,974	(2,958)
Expiring 06/17/15	Barclays Capital Group	NOK	1,742	220,750	215,747	5,003
Expiring 06/17/15	Morgan Stanley	NOK	2,828	346,991	350,349	(3,358)
Singapore Dollar,
Expiring 06/17/15	Barclays Capital Group	SGD	2,898	2,079,188	2,107,830	(28,642)
Expiring 06/17/15	Barclays Capital Group	SGD	303	218,659	220,332	(1,673)
Expiring 06/17/15	Barclays Capital Group	SGD	162	116,266	117,670	(1,404)
Expiring 06/17/15	Morgan Stanley	SGD	1,670	1,206,072	1,214,179	(8,107)
Swedish Krona,
Expiring 06/17/15	Barclays Capital Group	SEK	13,669	1,603,087	1,589,176	13,911
Expiring 06/17/15	Barclays Capital Group	SEK	5,117	589,172	594,880	(5,708)
Expiring 06/17/15	Barclays Capital Group	SEK	2,093	246,002	243,312	2,690
Expiring 06/17/15	Barclays Capital Group	SEK	1,708	197,288	198,535	(1,247)
Expiring 06/17/15	Morgan Stanley	SEK	5,853	702,597	680,512	22,085
Expiring 06/17/15	Morgan Stanley	SEK	995	115,664	115,668	(4)
Expiring 06/17/15	Morgan Stanley	SEK	441	52,120	51,313	807
Swiss Franc,
Expiring 06/17/15	Barclays Capital Group	CHF	662	667,806	683,545	(15,739)

				$26,662,743	$26,687,787	(25,044)

						$36,766

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Money Market Mutual Fund	$1,011,046	$—	$—
Foreign Government Bond	—	762,883	—
Foreign Treasury Obligations	—	1,694,106	—
U.S. Treasury Obligation	—	1,499,986	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	36,766	—

Total	$1,011,046	$3,993,741	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 82.2%
COMMON STOCKS — 67.0%
Aerospace & Defense — 1.2%
B/E Aerospace, Inc.	150,626	$9,582,826
BAE Systems PLC (United Kingdom)	1,119,286	8,673,939
Boeing Co. (The)	30,000	4,502,400
Huntington Ingalls Industries, Inc.	112,230	15,729,035
KLX, Inc.*	75,313	2,902,563
Lockheed Martin Corp.	70,000	14,207,200
Raytheon Co.	79,920	8,731,260
United Technologies Corp.	18,000	2,109,600

		66,438,823

Air Freight & Logistics — 0.4%
CEVA Holdings LLC*	79	56,913
TNT Express NV (Netherlands)	2,018,850	12,823,284
United Parcel Service, Inc. (Class B Stock)	107,690	10,439,469

		23,319,666

Airlines — 0.5%
Deutsche Lufthansa AG (Germany)	1,632,440	22,858,441
International Consolidated Airlines Group (United Kingdom)*	698,013	6,221,512

		29,079,953

Auto Components — 0.4%
Cie Generale des Etablissements Michelin (France)	233,213	23,191,764

Automobiles — 1.6%
Ford Motor Co.	975,000	15,736,500
General Motors Co.	970,860	36,407,250
Nissan Motor Co. Ltd. (Japan)	1,967,200	20,007,511
Toyota Motor Corp. (Japan)	253,200	17,674,304

		89,825,565

Banks — 7.0%
Bangkok Bank PCL (Thailand), NVDR	811,800	4,599,539
Barclays PLC (United Kingdom)	3,809,020	13,748,702
BNP Paribas SA (France)	342,793	20,857,509
CIT Group, Inc.	281,076	12,682,149
Citigroup, Inc.	1,044,006	53,787,189
Citizens Financial Group, Inc.(a)	560,017	13,513,210
Columbia Banking System, Inc.	50,035	1,449,514
Commerzbank AG (Germany)*	485,130	6,666,239
Commonwealth Bank of Australia (Australia)	1,300	92,210
Credit Agricole SA (France)	1,452,564	21,345,286
DBS Group Holdings Ltd. (Singapore)	574,000	8,511,189
Guaranty Bancorp	48,080	815,437
HSBC Holdings PLC (United Kingdom)	2,344,960	20,067,643
ING Groep NV (Netherlands), CVA*	1,888,294	27,659,578
JPMorgan Chase & Co.	861,255	52,174,827
KB Financial Group, Inc. (South Korea)	570,279	20,130,178
PNC Financial Services Group, Inc. (The)	350,496	32,680,247
Royal Bank of Canada (Canada)	110,200	6,633,491
Societe Generale SA (France)	60,717	2,931,528
State Bank Financial Corp.	80,800	1,696,800
SunTrust Banks, Inc.	604,359	24,833,112
UniCredit SpA (Italy)	2,362,157	16,018,412
Wells Fargo & Co.	409,680	22,286,592

		385,180,581

Beverages — 0.6%
PepsiCo, Inc.	329,874	31,542,551

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology — 0.7%
Amgen, Inc.	211,880	$33,869,018
Gilead Sciences, Inc.*	49,540	4,861,360

		38,730,378

Capital Markets — 0.8%
Credit Suisse Group AG (Switzerland)*	671,699	18,071,355
Morgan Stanley	754,870	26,941,310

		45,012,665

Chemicals — 1.8%
Agrium, Inc. (Canada)	135,000	14,076,450
Akzo Nobel NV (Netherlands)	321,820	24,332,591
BASF SE (Germany)	70,000	6,929,662
Dow Chemical Co. (The)	413,380	19,833,972
E.I. du Pont de Nemours & Co.	252,900	18,074,763
LyondellBasell Industries NV (Class A Stock)	120,000	10,536,000
Mosaic Co. (The)	120,000	5,527,200

		99,310,638

Commercial Services & Supplies — 0.4%
Republic Services, Inc.	197,890	8,026,418
Serco Group PLC (United Kingdom)	2,129,610	4,356,329
Waste Management, Inc.	198,390	10,758,690

		23,141,437

Communications Equipment — 1.2%
Cisco Systems, Inc.	1,950,480	53,686,962
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,168,049	14,664,787

		68,351,749

Construction & Engineering — 0.2%
FLSmidth & Co. A/S (Denmark)	204,670	9,196,753

Construction Materials — 0.4%
CRH PLC (Ireland)	909,070	23,774,666

Consumer Finance — 0.2%
Ally Financial, Inc.*	326,300	6,845,774
Capital One Financial Corp.	55,990	4,413,132

		11,258,906

Containers & Packaging — 0.3%
MeadWestvaco Corp.	337,718	16,841,997

Diversified Financial Services — 0.1%
Lehman Brothers Holdings, Inc.*	45,356,002	6,349,840

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	635,740	20,756,911
CenturyLink, Inc.	100,000	3,455,000
China Telecom Corp. Ltd. (China), ADR(a)	167,315	10,765,047
Koninklijke KPN NV (Netherlands)	2,920,790	9,900,423
Singapore Telecommunications Ltd. (Singapore)	4,785,000	15,269,120
Telefonica SA (Spain)	1,358,141	19,325,602
Telstra Corp. Ltd. (Australia)	853,669	4,097,999
Verizon Communications, Inc.	538,049	26,165,323

		109,735,425

Electric Utilities — 2.3%
American Electric Power Co., Inc.	150,000	8,437,500
Duke Energy Corp.	243,980	18,732,784
Entergy Corp.	131,900	10,220,931

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Exelon Corp.	624,150	$20,977,682
FirstEnergy Corp.	192,670	6,755,010
NextEra Energy, Inc.	188,900	19,655,045
Pinnacle West Capital Corp.	44,800	2,856,000
PPL Corp.	179,600	6,045,336
Southern Co. (The)	500,000	22,140,000
Xcel Energy, Inc.	236,360	8,227,692

		124,047,980

Electrical Equipment
Dongfang Electric Corp. Ltd. (China) (Class H Stock)	720,254	1,389,781

Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	587,328	37,342,314
Halliburton Co.	64,800	2,843,424
Noble Corp. PLC(a)	888,390	12,686,209
Saipem SpA (Italy)*(a)	144,557	1,470,426
Schlumberger Ltd.	60,000	5,006,400
Technip SA (France)	134,100	8,111,382
Transocean Ltd.(a)	249,275	3,656,864

		71,117,019

Food & Staples Retailing — 1.9%
CVS Health Corp.	297,154	30,669,265
Kroger Co. (The)	208,608	15,991,889
Metro AG (Germany)	532,340	18,040,846
Tesco PLC (United Kingdom)	4,763,085	17,002,022
Walgreens Boots Alliance, Inc.	236,138	19,996,166

		101,700,188

Gas Utilities — 0.1%
AGL Resources, Inc.	64,268	3,190,906

Health Care Equipment & Supplies — 2.0%
Getinge AB (Sweden) (Class B Stock)	805,380	19,899,972
Medtronic PLC	888,165	69,267,989
Stryker Corp.	203,214	18,746,491

		107,914,452

Health Care Providers & Services — 0.3%
Cigna Corp.	134,521	17,412,398

Hotels, Restaurants & Leisure — 0.1%
Las Vegas Sands Corp.	50,000	2,752,000

Household Products — 0.2%
Energizer Holdings, Inc.	63,714	8,795,718

Independent Power & Renewable Electricity Producers — 0.2%
Dynegy, Inc.*	2,357	74,080
NRG Energy, Inc.	459,403	11,572,362

		11,646,442

Industrial Conglomerates — 0.9%
General Electric Co.	977,000	24,239,370
Koninklijke Philips NV (Netherlands)	375,153	10,643,037
Siemens AG (Germany)	136,354	14,747,194

		49,629,601

Insurance — 4.4%
ACE Ltd.	192,771	21,492,039
Aegon NV (Netherlands)	1,787,370	14,112,413
Alleghany Corp.*	39,242	19,110,854
Allstate Corp. (The)	226,099	16,091,466
American International Group, Inc.	1,028,736	56,364,446

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Aviva PLC (United Kingdom)	1,632,485	$13,064,529
AXA SA (France)	624,712	15,723,428
MetLife, Inc.	535,031	27,045,817
NN Group NV (Netherlands)*	253,200	7,178,134
Swiss Re AG (Switzerland)	151,536	14,616,854
White Mountains Insurance Group Ltd.	26,300	18,002,876
XL Group PLC (Ireland)	442,890	16,298,352

		239,101,208

IT Services — 0.4%
Xerox Corp.	1,577,820	20,274,987

Life Sciences Tools & Services — 0.2%
QIAGEN NV*	342,900	8,604,837

Machinery — 0.7%
Caterpillar, Inc.	190,922	15,279,488
CNH Industrial NV (United Kingdom)	943,173	7,729,545
Federal Signal Corp.	173,700	2,742,723
Navistar International Corp.*(a)	439,520	12,965,840

		38,717,596

Marine — 0.4%
A.P. Moeller-Maersk A/S (Denmark) (Class B Stock)	9,755	20,390,165

Media — 3.7%
CBS Corp. (Class B Stock)	349,059	21,163,447
Cengage Learning	87,122	1,960,245
Comcast Corp. (Special Class A Stock)	735,030	41,209,457
Dex Media, Inc.*(a)	69,600	291,624
News Corp. (Class A Stock)*	265,862	4,256,451
Reed Elsevier PLC (United Kingdom)	1,220,538	20,990,626
Sky PLC (United Kingdom)	1,000,931	14,725,619
Time Warner Cable, Inc.	176,211	26,410,505
Time Warner, Inc.	148,710	12,557,072
Tribune Media Co. (Class B Stock)	21,221	1,297,770
Tribune Publishing Co.	30,468	591,079
Twenty-First Century Fox, Inc. (Class A Stock)	570,580	19,308,427
Twenty-First Century Fox, Inc. (Class B Stock)	871,673	28,660,608
Walt Disney Co. (The)	89,460	9,383,459

		202,806,389

Metals & Mining — 2.1%
BHP Billiton PLC (Australia)	640,208	14,049,504
Freeport-McMoRan, Inc.	1,471,388	27,882,803
Goldcorp, Inc. (Canada)	321,320	5,822,318
MMC Norilsk Nickel OJSC (Russia), ADR	976,789	17,338,005
POSCO (South Korea)	68,819	15,041,631
Rio Tinto PLC (United Kingdom), ADR(a)	617,122	25,548,851
ThyssenKrupp AG (Germany)	436,802	11,435,517

		117,118,629

Multiline Retail — 0.7%
Target Corp.	479,510	39,353,386

Multi-Utilities — 1.1%
Dominion Resources, Inc.	243,280	17,241,254
PG&E Corp.	408,783	21,694,114
Public Service Enterprise Group, Inc.	245,150	10,276,688
Sempra Energy	55,840	6,087,677

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
TECO Energy, Inc.	205,800	$3,992,520

		59,292,253

Oil, Gas & Consumable Fuels — 7.0%
Anadarko Petroleum Corp.	91,800	7,601,958
Apache Corp.	289,422	17,460,829
BG Group PLC (United Kingdom)	613,745	7,532,912
BP PLC (United Kingdom)	3,316,252	21,496,395
BP PLC (United Kingdom), ADR	650,000	25,421,500
Canadian Oil Sands Ltd. (Canada)	412,600	3,208,803
Chesapeake Energy Corp.(a)	564,140	7,988,222
Chevron Corp.	317,410	33,321,702
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	3,722,500	9,494,978
CONSOL Energy, Inc.	255,177	7,116,887
Devon Energy Corp.	215,000	12,966,650
Eni SpA (Italy)	647,275	11,203,084
Galp Energia, SGPS SA (Portugal) (Class B Stock)	1,485,800	16,067,843
Kunlun Energy Co. Ltd. (China)	17,133,300	16,640,849
Marathon Oil Corp.	596,303	15,569,471
Murphy Oil Corp.	164,926	7,685,552
Occidental Petroleum Corp.	40,000	2,920,000
Royal Dutch Shell PLC (Netherlands), ADR	509,891	30,414,998
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	706,509	21,081,208
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	320,108	9,971,422
SandRidge Energy, Inc.*	18,400	710,700
Spectra Energy Corp.	333,140	12,049,674
Suncor Energy, Inc. (Canada)	47,200	1,379,237
Talisman Energy, Inc. (Canada) (NYSE)	864,123	6,636,465
Talisman Energy, Inc. (Canada) (TSX)	3,732,250	28,613,278
Total SA (France)	401,677	19,966,084
Total SA (France), ADR(a)	253,315	12,579,623
Whiting Petroleum Corp.*	215,568	6,661,051
Williams Cos., Inc. (The)	150,000	7,588,500

		381,349,875

Paper & Forest Products — 0.4%
International Paper Co.	368,739	20,461,327

Personal Products — 0.1%
Avon Products, Inc.(a)	523,023	4,178,954

Pharmaceuticals — 7.4%
Actavis PLC*	56,087	16,692,613
Eli Lilly & Co.	633,524	46,025,519
GlaxoSmithKline PLC (United Kingdom)	1,108,153	25,509,505
Hospira, Inc.*	251,296	22,073,841
Johnson & Johnson	102,860	10,347,716
Merck & Co., Inc.	1,224,609	70,390,525
Merck KGaA (Germany)	165,720	18,546,950
Pfizer, Inc.	1,446,760	50,332,780
Roche Holding AG (Switzerland)	104,635	28,752,871
Sanofi (France)	240,580	23,759,359
Sanofi (France), ADR(a)	291,708	14,422,044
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,228,944	76,563,212

		403,416,935

Real Estate Investment Trusts (REITs) — 0.1%
Alexander’s, Inc.	9,200	4,200,536

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development
Forestar Group, Inc.*(a)	37,032	$583,995

Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.	512,700	16,032,129
Texas Instruments, Inc.	148,710	8,503,981
Xilinx, Inc.	92,860	3,927,978

		28,464,088

Software — 2.6%
CA, Inc.	420,093	13,699,233
Microsoft Corp.	2,394,779	97,359,740
SAP SE (Germany)	80,441	5,814,041
Symantec Corp.	1,016,770	23,756,831

		140,629,845

Specialty Retail — 0.7%
Best Buy Co., Inc.	317,920	12,014,197
Kingfisher PLC (United Kingdom)	4,668,763	26,341,386

		38,355,583

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	284,673	35,421,861
Hewlett-Packard Co.	1,247,443	38,870,324
Konica Minolta, Inc. (Japan)	1,115,000	11,299,790
Samsung Electronics Co. Ltd. (South Korea)	49,856	64,650,936

		150,242,911

Textiles, Apparel & Luxury Goods — 0.1%
Michael Kors Holdings Ltd.*	123,110	8,094,483

Tobacco — 1.6%
Altria Group, Inc.	326,507	16,331,880
British American Tobacco PLC (United Kingdom)	469,896	24,333,007
Imperial Tobacco Group PLC (United Kingdom)	366,890	16,094,025
Lorillard, Inc.	375,973	24,569,836
Philip Morris International, Inc.	100,218	7,549,422

		88,878,170

Wireless Telecommunication Services — 1.0%
Turkcell Iletisim Hizmetleri A/S (Turkey), ADR*	1,412,092	18,399,559
Vodafone Group PLC (United Kingdom)	10,494,252	34,340,456

		52,740,015

TOTAL COMMON STOCKS (cost $3,202,732,750)		3,667,136,009

PREFERRED STOCKS — 2.2%
Air Freight & Logistics
CEVA Holdings LLC, Series A2, CVT	170	123,199

Automobiles — 0.3%
Fiat Chrysler Automobiles NV (Netherlands), 7.875%	30,000	4,133,100
Volkswagen AG (Germany) (PRFC)	43,545	11,548,197

		15,681,297

Banks — 0.6%
Bank of America Corp., CVT, 6.000%(f)	485,000	7,743,025
Bank of America Corp., Series L, CVT, 7.250%	12,300	14,231,100

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Banks (cont’d.)
Wells Fargo & Co., Series L, CVT, 7.500%	8,000	$9,784,000

		31,758,125

Capital Markets
Morgan Stanley, Series I, 0.040%	100,000	2,604,000

Electric Utilities
NextEra Energy, Inc., CVT, 5.599%	5,000	341,025
NextEra Energy, Inc., CVT, 5.889%	12,600	824,418

		1,165,443

Energy Equipment & Services — 0.1%
Baker Hughes, Inc. (Switzerland), 6.000%(f)	50,000	2,964,000

Food & Staples Retailing — 0.1%
Whole Foods Market, Inc., 144A, 7.000%(f)	105,000	4,652,550

Metals & Mining — 0.2%
Alcoa, Inc., Series 1, CVT, 5.375%	200,000	8,768,000
ArcelorMittal SA (Luxembourg), Series MTUS, CVT, 6.000%	120,000	1,802,400

		10,570,400

Multi-Utilities — 0.1%
Dominion Resources, Inc., CVT, 6.375%	69,500	3,363,800
Dominion Resources, Inc., Series A, CVT, 6.125%	32,000	1,797,120
Dominion Resources, Inc., Series B, CVT, 6.000%	32,000	1,804,800

		6,965,720

Oil, Gas & Consumable Fuels — 0.5%
Anadarko Petroleum Corp., 7.000%(f)	75,000	6,437,250
Chesapeake Energy Corp., CVT, 144A, 5.750%	5,000	4,331,250
Halcon Resources Corp., Series A, CVT, 5.750%	5,000	1,500,000
Peabody Energy Corp. (United Kingdom), 144A, 10.000%(f)	300,000	1,666,200
Petroleo Brasileiro SA (Brazil) (PRFC), ADR(a)	1,880,497	11,452,227
Sanchez Energy Corp., Series A, CVT, 4.875%	10,000	366,250

		25,753,177

Pharmaceuticals — 0.1%
Actavis PLC, 5.500%*	3,000	3,036,000

Real Estate Investment Trusts (REITs)
FelCor Lodging Trust, Inc., Series A, CVT, 1.950%	52,675	1,377,451

Semiconductors & Semiconductor Equipment — 0.2%
Freescale Semiconductor Ltd., 7.000%(f)	205,000	5,112,700
Intel Corp., 6.500%(f)	258,000	7,809,660

		12,922,360

Thrifts & Mortgage Finance
Federal National Mortgage Association, CVT, 5.375%*(a)	75	1,012,500
Federal National Mortgage Association, Series S, 8.250%*(a)	112,125	466,440

		1,478,940

TOTAL PREFERRED STOCKS (cost $137,273,188)		121,052,662

		Units	Value
RIGHTS*
Commercial Services & Supplies
Serco Group PLC (United Kingdom), expiring 04/16/15		2,129,610	1,295,210

Diversified Telecommunication Services
Telefonica SA (Spain), expiring 04/12/15		1,358,141	219,050

TOTAL RIGHTS (cost $2,911,267)			1,514,260

WARRANTS* — 0.1%
Independent Power & Renewable Electricity Producers
Dynegy, Inc., expiring 10/02/17		36,800	155,296

Media — 0.1%
Tribune Co., expiring 12/31/32		66,047	4,012,355

TOTAL WARRANTS (cost $2,880,276)			4,167,651

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
BANK LOANS(c) — 1.7%
Automobile Manufacturers
Navistar, Inc.,
Tranche Term Loan B
5.750%	08/15/17	276	277,562

Diversified Telecommunication Services — 0.1%
Avaya, Inc.,
Term Loan B-3
4.676%	10/26/17	3,055	3,007,062
Term Loan B-6
6.500%	03/31/18	1,477	1,472,292

			4,479,354

Electric Utilities — 0.4%
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.375%	09/30/20	6,500	4,728,750
Texas Competitive Electric Holdings Co. LLC,
2017 Term Loan (Extending)
4.662%	10/10/17	24,500	14,643,135

			19,371,885

Food & Staples Retailing — 0.1%
US Foods, Inc.,
Incremental Term Loan
4.500%	03/31/19	4,913	4,910,746

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Operating Co., Inc.,
Term Loan B-5
6.505%	03/01/17	1,015	924,364
Term Loan B-6
7.505%	03/01/17	4,842	4,421,084
Term Loan B-7
1.500%	01/12/18	3,510	3,190,040

			8,535,488

IT Services — 0.1%
First Data Corp.,
Term Loan C-1
3.674%	03/24/18	5,000	4,994,790

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media — 0.5%
Cengage Learning Acquisitions, Inc.,
Term Loan
7.000%	03/31/20	545	$547,126
iHeartCommunications, Inc.,
Tranche Term Loan D
6.928%	01/30/19	22,606	21,470,045
Tranche Term Loan E
6.500%	07/31/19	2,402	2,313,592
7.678%	07/31/19	3,261	3,140,702

			27,471,465

Metals & Mining
Walter Energy, Inc.,
Term Loan B
7.250%	04/01/18	4,144	2,501,123

Multiline Retail — 0.1%
J.C. Penney Co.,
Term Loan
6.000%	05/22/18	4,538	4,518,064

Oil, Gas & Consumable Fuels — 0.1%
Drillships Financing Holding, Inc.,
Tranche Term Loan B-1
6.000%	03/31/21	7,425	5,650,138
NGPL PipeCo LLC,
Term Loan
6.750%	09/15/17	230	219,595

			5,869,733

Specialty Retail — 0.1%
Toys R US-Delaware, Inc.,
FILO Term Loan
8.250%	10/24/19	942	912,563
Term Loan B-4
9.750%	04/24/20	7,952	7,372,019

			8,284,582

TOTAL BANK LOANS (cost $100,771,826)			91,214,792

CONVERTIBLE BONDS — 0.5%
Automobiles — 0.2%
Volkswagen International Finance NV (Germany),
Gtd. Notes, 144A
5.500%	11/09/15	7,500	11,554,913

Oil, Gas & Consumable Fuels — 0.3%
American Energy-Permian Basin LLC,
Jr. Sub. Notes, PIK, 144A
8.000%	05/01/22	1,000	910,000
Anadarko Petroleum Corp. (United Kingdom),
Sr. Unsec’d. Notes(f)
6.000%	09/02/15	7,500	6,394,500
Cobalt International Energy, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/24(a)	10,000	7,381,250

			14,685,750

TOTAL CONVERTIBLE BONDS (cost $28,343,148)			26,240,663

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 10.6%
Aerospace & Defense — 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.125%	01/15/23(a)	5,600	$5,292,000
7.500%	03/15/25(a)	3,100	3,059,313
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22	1,300	1,300,000
6.500%	07/15/24	1,300	1,306,500

			10,957,813

Air Freight & Logistics
CEVA Group PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.000%	05/01/18	325	294,937

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
6.500%	03/01/21	6,300	6,709,500

Automobiles — 0.1%
FCA US LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21	3,600	3,992,796
General Motors Corp.,
Sr. Unsec’d. Notes, 144A(f)
8.000%	03/18/16	10,500	3,947,265

			7,940,061

Banks — 0.4%
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(c)	12/29/49(a)	2,500	2,518,750
6.300%(c)	12/29/49(a)	9,100	9,293,375
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	5,000	4,912,250
5.150%(c)	12/29/49(a)	3,500	3,416,875
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49(a)	3,100	3,227,875

			23,369,125

Beverages
Cott Beverages, Inc. (Canada),
Gtd. Notes, 144A
5.375%	07/01/22	2,500	2,409,375

Chemicals
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
5.875%	02/15/19(a)	600	593,250

Commercial Services & Supplies — 0.4%
ADT Corp. (The),
Sr. Unsec’d. Notes
4.125%	06/15/23(a)	2,500	2,337,500
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
9.500%	06/15/18(a)	5,000	5,293,750

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
Algeco Scotsman Global Finance PLC (United Kingdom),
Gtd. Notes, 144A
10.750%	10/15/19(a)	5,000	$4,100,000
Sr. Sec’d. Notes, 144A
8.500%	10/15/18(a)	4,900	4,857,125
Jaguar Holding Co. I,
Sr. Unsec’d. Notes, PIK, 144A
9.375%	10/15/17	3,000	3,067,500

			19,655,875

Communications Equipment — 0.1%
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
6.625%	06/01/20(a)	4,500	4,612,500
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24	3,000	3,000,000

			7,612,500

Construction & Engineering
Abengoa Greenfield SA (Spain),
Gtd. Notes, 144A
6.500%	10/01/19(a)	2,500	2,300,000

Construction Materials — 0.3%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
6.000%	04/01/24	3,000	2,992,500
9.375%	10/12/22	3,600	4,086,000
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.875%	03/25/19(a)	2,000	2,065,000
9.500%	06/15/18(a)	5,000	5,545,000

			14,688,500

Consumer Finance — 0.1%
Onemain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19	2,500	2,581,250
7.250%	12/15/21(a)	2,500	2,587,500

			5,168,750

Containers & Packaging — 0.3%
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A
9.125%	08/15/21(a)	3,000	3,120,000
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23	5,000	5,043,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes
5.750%	10/15/20	5,500	5,685,625

			13,849,375

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services
NRG Yield Operating LLC,
Gtd. Notes, 144A
5.375%	08/15/24	1,700	$1,768,000

Diversified Telecommunication Services — 0.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23(a)	3,000	3,090,000
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.750%	12/01/23(a)	1,200	1,321,500
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	2,500	2,359,375
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21	3,000	3,112,500

			9,883,375

Electric Utilities — 0.2%
InterGen NV (Netherlands),
Sr. Sec’d. Notes, 144A
7.000%	06/30/23	5,000	4,837,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Sr. Sec’d. Notes, 144A(i)
11.500%	10/01/20	8,565	5,353,125

			10,190,625

Electrical Equipment — 0.1%
Belden, Inc.,
Gtd. Notes, 144A
5.500%	09/01/22	5,000	5,125,000

Energy Equipment & Services — 0.2%
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
7.119%	12/15/17(a)	4,831	4,812,884
9.625%	06/01/19	4,200	4,158,000
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.,
Gtd. Notes
6.500%	04/01/19(a)	2,500	1,856,250
Ocean Rig UDW, Inc. (Cyprus),
Sr. Unsec’d. Notes, 144A
7.250%	04/01/19(a)	2,000	1,160,000

			11,987,134

Food & Staples Retailing
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/22	540	577,800

Food Products — 0.3%
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21(a)	4,900	5,175,625
7.250%	06/01/21	700	739,375
8.250%	02/01/20	150	159,375
US Foods, Inc.,
Gtd. Notes
8.500%	06/30/19(a)	7,500	7,875,000

			13,949,375

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services — 0.5%
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22(a)	1,800	$1,923,750
Sr. Sec’d. Notes
5.125%	08/01/21(a)	600	618,000
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24(a)	2,500	2,550,000
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23(a)	6,000	6,480,000
Sr. Sec’d. Notes
5.000%	03/15/24(a)	7,300	7,738,000
5.250%	04/15/25	2,000	2,160,000
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
8.125%	04/01/22(a)	4,100	4,520,250

			25,990,000

Hotels, Restaurants & Leisure — 0.3%
1011778 B.C. ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22(a)	4,000	4,140,000
Cleopatra Finance Ltd. (Italy),
Sec’d. Notes, 144A
6.500%	02/15/25(a)	4,300	4,149,500
International Game Technology PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	02/15/22(a)	4,300	4,203,250
MGM Resorts International,
Gtd. Notes
5.250%	03/31/20(a)	2,000	2,029,800

			14,522,550

Independent Power & Renewable Electricity Producers — 0.6%
AES Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/24(a)	2,500	2,493,750
Calpine Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22	3,200	3,424,000
Sr. Unsec’d. Notes
5.375%	01/15/23(a)	5,000	5,000,000
5.750%	01/15/25(a)	5,000	5,037,500
Dynegy Finance I, Inc./Dynegy Finance II, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	11/01/19	10,000	10,350,000
7.375%	11/01/22	5,000	5,256,250

			31,561,500

Industrial Conglomerates — 0.1%
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23(a)	1,000	1,036,250
Stena AB (Sweden),
Sr. Unsec’d. Notes, 144A
7.000%	02/01/24(a)	700	679,000
Stena International SA (Sweden),
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Industrial Conglomerates (cont’d.)
5.750%	03/01/24(a)	2,300	$2,185,000

			3,900,250

IT Services — 0.4%
First Data Corp.,
Gtd. Notes
10.625%	06/15/21(a)	3,222	3,665,025
12.625%	01/15/21	6,100	7,228,500
Sec’d. Notes, 144A
8.250%	01/15/21(a)	11,050	11,823,500

			22,717,025

Machinery
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21(a)	1,800	1,750,500

Media — 1.1%
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25	4,300	4,308,063
7.750%	05/15/22	1,000	1,016,875
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	7,300	7,097,790
5.875%	07/15/22	6,800	6,910,500
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19(a)	16,522	16,356,780
9.000%	03/01/21	6,500	6,223,750
9.000%	09/15/22(a)	3,700	3,533,500
Numericable-SFR (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22(a)	4,000	4,050,000
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22	200	209,500
5.625%	02/15/24	400	419,000
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
6.000%	07/15/24(a)	2,000	2,100,000
Tribune Co./Class C1 Litigation Trust,
(g)(i)
5.896%(s)	12/31/49	98	—
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	5,000	5,075,000
Visant Corp.,
Gtd. Notes
10.000%	10/01/17(a)	3,619	3,239,005

			60,539,763

Metals & Mining — 0.2%
Alpha Natural Resources, Inc.,
Gtd. Notes
6.000%	06/01/19(a)	5,000	1,400,000
AngloGold Ashanti Holdings PLC (South Africa),
Gtd. Notes
8.500%	07/30/20(a)	2,000	2,149,500

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Consolidated Minerals Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
8.000%	05/15/20(a)	1,000	$705,000
HudBay Minerals, Inc. (Canada),
Gtd. Notes
9.500%	10/01/20(a)	3,000	3,120,000
Walter Energy, Inc.,
Sec’d. Notes, PIK, 144A
11.000%	04/01/20	1,954	175,860
Sr. Sec’d. Notes, 144A
9.500%	10/15/19(a)	2,306	1,383,600

			8,933,960

Multiline Retail — 0.1%
Dollar General Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/23(a)	2,500	2,429,393
Family Tree Escrow LLC,
Sr. Sec’d. Notes, 144A
5.750%	03/01/23	2,000	2,105,000

			4,534,393

Oil, Gas & Consumable Fuels — 2.4%
American Energy - Woodford LLC/AEW Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/15/22	2,500	1,425,000
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	2,000	1,920,000
5.375%	11/01/21	1,900	1,843,000
Arch Coal, Inc.,
Gtd. Notes
7.250%	06/15/21	5,400	1,242,000
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22(a)	5,200	4,520,750
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22(a)	2,000	1,440,000
California Resources Corp.,
Gtd. Notes, 144A
5.500%	09/15/21(a)	4,200	3,726,240
Chesapeake Energy Corp.,
Gtd. Notes
5.375%	06/15/21(a)	5,000	4,850,000
5.750%	03/15/23(a)	3,500	3,412,500
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22	5,400	4,887,000
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	2,000	1,715,000
5.500%	05/01/22(a)	4,000	3,590,000
Diamondback Energy, Inc.,
Gtd. Notes
7.625%	10/01/21(a)	10,000	10,525,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Energy XXI Gulf Coast, Inc.,
Gtd. Notes
7.750%	06/15/19(a)	1,000	$405,000
Gtd. Notes, 144A
6.875%	03/15/24(a)	4,200	1,449,000
EnQuest PLC (United Kingdom),
Gtd. Notes, 144A
7.000%	04/15/22(a)	2,600	1,846,000
Gibson Energy, Inc. (Canada),
Gtd. Notes, 144A
6.750%	07/15/21	4,000	4,080,000
Halcon Resources Corp.,
Gtd. Notes
9.250%	02/15/22	2,900	2,001,000
9.750%	07/15/20(a)	6,500	4,582,500
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.000%	02/15/21	400	427,522
5.625%	11/15/23	6,600	7,257,598
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.500%	05/15/19(a)	3,000	2,521,875
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24(a)	10,000	9,425,000
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes
10.750%	10/01/20(a)	1,500	810,000
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
6.875%	10/15/21(a)	5,000	5,225,000
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21(a)	3,500	2,152,500
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20(a)	3,400	3,196,000
PetroQuest Energy, Inc.,
Gtd. Notes
10.000%	09/01/17	4,800	4,080,000
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.875%	03/01/22	500	542,500
Rex Energy Corp.,
Gtd. Notes
8.875%	12/01/20(a)	2,000	1,560,000
Rice Energy, Inc.,
Gtd. Notes
6.250%	05/01/22(a)	2,000	1,950,000
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21(a)	7,500	7,549,200
6.250%	03/15/22(a)	7,500	7,753,125
Samson Investment Co.,
Gtd. Notes
9.750%	02/15/20	6,103	1,647,810
Sanchez Energy Corp.,
Gtd. Notes
7.750%	06/15/21(a)	7,500	7,275,000

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
W&T Offshore, Inc.,
Gtd. Notes
8.500%	06/15/19	3,264	$1,974,720
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23(a)	5,000	5,037,500

			129,845,340

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21(a)	2,100	2,131,500
7.500%	07/15/21	3,900	4,218,084

			6,349,584

Real Estate Investment Trusts (REITs)
iStar Financial, Inc.,
Sr. Unsec’d. Notes
5.000%	07/01/19(a)	2,500	2,500,000

Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	05/15/21	5,000	5,275,000

Software — 0.4%
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	13,532	11,502,200
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	4,075	4,044,437
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21(a)	5,000	4,575,000
Boxer Parent Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.000%	10/15/19(a)	2,000	1,650,000

			21,771,637

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes, 144A(f)
7.000%	03/22/16	11,000	13,733,500
NCR Corp.,
Gtd. Notes
6.375%	12/15/23(a)	2,000	2,130,000

			15,863,500

Tobacco — 0.1%
Alliance One International, Inc.,
Sec’d. Notes
9.875%	07/15/21(a)	5,000	4,400,000

Trading Companies & Distributors — 0.1%
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20(a)	5,000	5,350,000
Sr. Sec’d. Notes, 144A
5.250%	12/15/21	2,500	2,575,000

			7,925,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Wireless Telecommunication Services — 0.8%
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20(a)	1,500	$1,523,438
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)	5,500	5,362,500
7.625%	02/15/25(a)	5,000	4,975,000
7.875%	09/15/23	9,100	9,282,000
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	1,300	1,361,750
T-Mobile USA, Inc.,
Gtd. Notes
6.625%	04/01/23(a)	7,500	7,846,875
6.633%	04/28/21	5,000	5,237,500
6.731%	04/28/22	5,000	5,262,500

			40,851,563

TOTAL CORPORATE BONDS (cost $593,765,290)			578,261,935

MUNICIPAL BOND — 0.1%
Puerto Rico
Commonwealth of Puerto Rico,
General Obligation Unlimited
8.000%	07/01/35
(cost $5,162,219)		5,527	4,539,215

TOTAL LONG-TERM INVESTMENTS (cost $4,073,839,964)			4,494,127,187

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

		Shares	Value
SHORT-TERM INVESTMENTS — 21.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 12.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $695,498,341; includes $295,527,269 of cash collateral for securities on loan)(b)(w)		695,498,341	$695,498,341

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.5%
Federal Home Loan Bank
Zero	04/01/15
(cost $30,000,000)		30,000	30,000,000

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATIONS(n) — 8.7%
U.S. Treasury Bills
0.005%	04/02/15	15,000	14,999,997
0.024%	04/02/15	220,000	219,999,956
0.036%	04/16/15	15,000	14,999,860
0.041%	04/09/15	10,000	9,999,973
0.050%	04/23/15	15,000	14,999,860
0.057%	04/30/15	15,000	14,999,698
0.060%	05/14/15-08/13/15	25,000	24,997,867
0.063%	08/06/15-08/20/15	21,000	20,995,485
0.065%	08/20/15-08/27/15	38,000	37,988,800
0.068%	05/21/15	15,000	14,999,797
0.075%	07/23/15	15,000	14,998,110
0.076%	09/03/15	15,000	14,994,840
0.080%	07/16/15	15,000	14,998,560
0.088%	07/09/15	15,000	14,998,860
0.100%	06/11/15	15,000	14,999,475
0.105%	07/02/15	12,000	11,999,004

TOTAL U.S. TREASURY OBLIGATIONS (cost $475,957,088)			475,970,142

Value
TOTAL SHORT-TERM INVESTMENTS (cost $1,201,455,429)	$1,201,468,483

TOTAL INVESTMENTS — 104.1% (cost $5,275,295,393)	5,695,595,670
Liabilities in excess of other assets(x) — (4.1)%	(226,852,941)

NET ASSETS — 100.0%	$5,468,742,729

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $286,689,970; cash collateral of $295,527,269 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(f)	Indicates a restricted security; the aggregate cost of such securities is $65,125,089. The aggregate value of $60,460,650 is approximately 1.1% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
4,730	MSCI World Net Total Return (NTR) USD Index	Jun. 2015	$222,499,200	$220,843,700	$(1,655,500)
3,298	S&P 500 E-Mini	Jun. 2015	336,030,545	339,825,920	3,795,375

					2,139,875

Short Positions:
210	British Pound Currency	Jun. 2015	19,792,550	19,473,563	318,987
148	Euro Currency	Jun. 2015	19,900,828	19,894,900	5,928

					324,915

					$2,464,790

(1) Cash of $26,749,512 has been segregated with JPMorgan Chase to cover requirements for open contracts at March 31, 2015.

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015:

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)
British Pound,
Expiring 05/21/15	Bank of America	GBP	639	$964,380	$947,856	$(16,524)
Expiring 05/21/15	Deutsche Bank AG	GBP	745	1,105,742	1,105,742	—
Expiring 05/21/15	Deutsche Bank AG	GBP	397	589,547	589,547	—
Expiring 08/19/15	Barclays Capital Group	GBP	2,462	3,777,427	3,648,875	(128,552)
Expiring 08/19/15	Hong Kong & Shanghai Bank	GBP	1,013	1,513,089	1,501,567	(11,522)
Euro,
Expiring 04/16/15	State Street Bank	EUR	2,430	2,717,299	2,613,432	(103,867)
Expiring 04/16/15	State Street Bank	EUR	38	43,372	41,137	(2,235)
Expiring 05/18/15	State Street Bank	EUR	620	701,506	667,090	(34,416)
South Korean Won,
Expiring 08/12/15	Bank of America	KRW	246,856	222,533	221,664	(869)
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	585,052	530,419	525,346	(5,073)

				$12,165,314	$11,862,256	(303,058)

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
British Pound,
Expiring 04/22/15	Hong Kong & Shanghai Bank	GBP	5,077	$8,174,447	$7,530,480	$643,967
Expiring 04/22/15	Standard Chartered PLC	GBP	5,658	9,115,491	8,392,178	723,313
Expiring 05/21/15	Bank of America	GBP	6,899	10,796,342	10,229,810	566,532
Expiring 05/21/15	Credit Suisse First Boston Corp.	GBP	4,969	7,771,132	7,368,996	402,136
Expiring 05/21/15	State Street Bank	GBP	9,106	14,242,066	13,503,349	738,717
Expiring 07/21/15	Bank of America	GBP	5,330	8,056,250	7,900,127	156,123
Expiring 07/21/15	Hong Kong & Shanghai Bank	GBP	6,852	10,373,810	10,156,649	217,161
Expiring 08/19/15	Bank of America	GBP	3,388	5,184,464	5,021,092	163,372
Expiring 08/19/15	Bank of America	GBP	458	676,373	678,664	(2,291)
Expiring 08/19/15	Credit Suisse First Boston Corp.	GBP	2,363	3,615,983	3,502,723	113,260
Expiring 08/19/15	Credit Suisse First Boston Corp.	GBP	146	225,782	216,681	9,101
Expiring 08/19/15	Hong Kong & Shanghai Bank	GBP	2,372	3,628,412	3,514,763	113,649
Expiring 08/19/15	State Street Bank	GBP	292	451,213	433,361	17,852
Euro,
Expiring 04/16/15	Bank of America	EUR	322	410,636	345,742	64,894
Expiring 04/16/15	Bank of America	EUR	126	157,546	135,133	22,413
Expiring 04/16/15	Bank of America	EUR	117	149,000	125,635	23,365
Expiring 04/16/15	Barclays Capital Group	EUR	136	170,644	146,241	24,403
Expiring 04/16/15	Credit Suisse First Boston Corp.	EUR	251	315,178	270,265	44,913
Expiring 04/16/15	Credit Suisse First Boston Corp.	EUR	79	97,977	84,718	13,259
Expiring 04/16/15	Credit Suisse First Boston Corp.	EUR	59	75,040	63,184	11,856
Expiring 04/16/15	Credit Suisse First Boston Corp.	EUR	42	50,817	44,712	6,105
Expiring 04/16/15	Credit Suisse First Boston Corp.	EUR	24	30,552	26,272	4,280
Expiring 04/16/15	Credit Suisse First Boston Corp.	EUR	22	28,044	23,871	4,173
Expiring 04/16/15	Deutsche Bank AG	EUR	13,658	17,325,432	14,688,456	2,636,976
Expiring 04/16/15	Deutsche Bank AG	EUR	199	248,932	213,510	35,422
Expiring 04/16/15	Deutsche Bank AG	EUR	137	169,913	146,825	23,088
Expiring 04/16/15	Deutsche Bank AG	EUR	117	148,831	125,634	23,197
Expiring 04/16/15	Deutsche Bank AG	EUR	59	74,993	63,184	11,809
Expiring 04/16/15	Hong Kong & Shanghai Bank	EUR	126	158,247	135,132	23,115
Expiring 04/16/15	Hong Kong & Shanghai Bank	EUR	117	148,928	125,633	23,295
Expiring 04/16/15	Hong Kong & Shanghai Bank	EUR	95	117,468	102,266	15,202
Expiring 04/16/15	Hong Kong & Shanghai Bank	EUR	59	75,098	63,183	11,915
Expiring 04/16/15	Hong Kong & Shanghai Bank	EUR	36	45,119	38,940	6,179
Expiring 04/16/15	State Street Bank	EUR	251	314,967	270,265	44,702
Expiring 04/16/15	State Street Bank	EUR	40	49,432	43,218	6,214
Expiring 05/18/15	Bank of America	EUR	2,673	3,338,314	2,876,481	461,833
Expiring 05/18/15	Credit Suisse First Boston Corp.	EUR	2,673	3,338,300	2,876,480	461,820
Expiring 05/18/15	Credit Suisse First Boston Corp.	EUR	287	356,280	308,324	47,956

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
Euro (cont’d.),
Expiring 05/18/15	Credit Suisse First Boston Corp.	EUR	152	$190,143	$163,134	$27,009
Expiring 05/18/15	Credit Suisse First Boston Corp.	EUR	87	109,469	93,645	15,824
Expiring 05/18/15	Credit Suisse First Boston Corp.	EUR	41	49,941	43,786	6,155
Expiring 05/18/15	Deutsche Bank AG	EUR	2,673	3,338,287	2,876,481	461,806
Expiring 05/18/15	Deutsche Bank AG	EUR	303	380,417	326,269	54,148
Expiring 05/18/15	Deutsche Bank AG	EUR	287	356,429	308,324	48,105
Expiring 05/18/15	Deutsche Bank AG	EUR	105	128,616	113,428	15,188
Expiring 05/18/15	Deutsche Bank AG	EUR	103	126,833	110,701	16,132
Expiring 05/18/15	Hong Kong & Shanghai Bank	EUR	287	356,673	308,325	48,348
Expiring 05/18/15	Hong Kong & Shanghai Bank	EUR	197	245,339	212,061	33,278
Expiring 05/18/15	Hong Kong & Shanghai Bank	EUR	111	135,546	119,666	15,880
Expiring 05/18/15	State Street Bank	EUR	197	245,282	212,060	33,222
Expiring 05/18/15	State Street Bank	EUR	174	218,863	187,291	31,572
Expiring 07/20/15	Bank of America	EUR	346	394,939	372,820	22,119
Expiring 07/20/15	Bank of America	EUR	301	359,813	323,824	35,989
Expiring 07/20/15	Bank of America	EUR	287	326,820	309,022	17,798
Expiring 07/20/15	Bank of America	EUR	254	303,773	274,020	29,753
Expiring 07/20/15	Bank of America	EUR	200	231,938	215,794	16,144
Expiring 07/20/15	Bank of America	EUR	190	212,888	204,506	8,382
Expiring 07/20/15	Bank of America	EUR	86	98,181	92,413	5,768
Expiring 07/20/15	Bank of America	EUR	84	97,512	90,753	6,759
Expiring 07/20/15	Bank of America	EUR	78	83,066	84,031	(965)
Expiring 07/20/15	Bank of America	EUR	74	79,110	80,165	(1,055)
Expiring 07/20/15	Bank of America	EUR	46	53,614	49,524	4,090
Expiring 07/20/15	Barclays Capital Group	EUR	95	106,537	102,253	4,284
Expiring 07/20/15	Barclays Capital Group	EUR	12	14,402	13,368	1,034
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	619	739,968	666,258	73,710
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	341	388,951	366,993	21,958
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	281	324,665	302,113	22,552
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	266	281,809	286,913	(5,104)
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	229	261,097	247,060	14,037
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	199	227,705	214,631	13,074
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	190	212,840	204,505	8,335
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	92	106,983	98,913	8,070
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	84	97,720	90,753	6,967
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	78	82,960	84,030	(1,070)
Expiring 07/20/15	Deutsche Bank AG	EUR	601	719,557	647,647	71,910
Expiring 07/20/15	Deutsche Bank AG	EUR	558	647,877	600,794	47,083
Expiring 07/20/15	Deutsche Bank AG	EUR	328	375,871	352,732	23,139
Expiring 07/20/15	Deutsche Bank AG	EUR	254	303,890	274,020	29,870
Expiring 07/20/15	Deutsche Bank AG	EUR	229	261,144	247,060	14,084
Expiring 07/20/15	Deutsche Bank AG	EUR	200	232,304	215,794	16,510
Expiring 07/20/15	Deutsche Bank AG	EUR	190	213,173	204,506	8,667
Expiring 07/20/15	Deutsche Bank AG	EUR	178	187,872	191,275	(3,403)
Expiring 07/20/15	Deutsche Bank AG	EUR	145	165,255	156,165	9,090
Expiring 07/20/15	Deutsche Bank AG	EUR	133	151,875	143,086	8,789
Expiring 07/20/15	Deutsche Bank AG	EUR	86	98,018	92,413	5,605
Expiring 07/20/15	Deutsche Bank AG	EUR	84	97,514	90,754	6,760
Expiring 07/20/15	Deutsche Bank AG	EUR	46	53,450	49,457	3,993
Expiring 07/20/15	Deutsche Bank AG	EUR	42	48,422	45,534	2,888
Expiring 07/20/15	Deutsche Bank AG	EUR	37	39,443	40,082	(639)
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	619	740,005	666,258	73,747
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	509	607,704	548,040	59,664
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	229	261,517	247,060	14,457
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	213	241,014	228,970	12,044
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	200	232,427	215,794	16,633
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	190	212,677	204,506	8,171
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	173	197,237	186,410	10,827
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	156	166,118	168,062	(1,944)

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
Euro (cont’d.),
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	133	$152,294	$143,087	$9,207
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	116	134,796	124,986	9,810
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	92	106,493	98,913	7,580
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	84	97,594	90,754	6,840
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	74	78,970	80,165	(1,195)
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	43	49,111	46,206	2,905
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	42	48,402	45,535	2,867
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	22	24,320	23,371	949
Expiring 07/20/15	State Street Bank	EUR	619	739,778	666,259	73,519
Expiring 07/20/15	State Street Bank	EUR	591	686,121	636,520	49,601
Expiring 07/20/15	State Street Bank	EUR	304	360,063	327,454	32,609
Expiring 07/20/15	State Street Bank	EUR	200	231,913	215,794	16,119
Expiring 07/20/15	State Street Bank	EUR	190	213,031	204,506	8,525
Expiring 07/20/15	State Street Bank	EUR	173	197,299	186,410	10,889
Expiring 07/20/15	State Street Bank	EUR	141	168,462	151,979	16,483
Expiring 07/20/15	State Street Bank	EUR	92	106,540	98,913	7,627
Expiring 07/20/15	State Street Bank	EUR	86	98,095	92,413	5,682
Expiring 07/20/15	State Street Bank	EUR	84	97,639	90,754	6,885
Expiring 07/20/15	State Street Bank	EUR	74	79,043	80,166	(1,123)
Expiring 07/20/15	State Street Bank	EUR	23	26,013	24,354	1,659
South Korean Won,
Expiring 08/12/15	Bank of America	KRW	3,331,038	2,995,976	2,991,097	4,879
Expiring 08/12/15	Bank of America	KRW	1,671,187	1,508,972	1,500,637	8,335
Expiring 08/12/15	Bank of America	KRW	583,085	527,474	523,580	3,894
Expiring 08/12/15	Bank of America	KRW	347,829	312,094	312,332	(238)
Expiring 08/12/15	Bank of America	KRW	270,532	238,933	242,923	(3,990)
Expiring 08/12/15	Credit Suisse First Boston Corp.	KRW	2,915,347	2,621,479	2,617,828	3,651
Expiring 08/12/15	Credit Suisse First Boston Corp.	KRW	1,249,953	1,121,175	1,122,392	(1,217)
Expiring 08/12/15	Credit Suisse First Boston Corp.	KRW	1,249,642	1,130,301	1,122,112	8,189
Expiring 08/12/15	Credit Suisse First Boston Corp.	KRW	858,882	770,726	771,230	(504)
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	3,161,762	2,842,289	2,839,096	3,193
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	1,252,950	1,119,945	1,125,083	(5,138)
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	795,511	713,943	714,327	(384)
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	790,560	713,888	709,881	4,007
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	785,641	710,120	705,464	4,656
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	427,794	386,060	384,136	1,924
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	425,524	381,499	382,098	(599)
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	419,952	376,807	377,094	(287)
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	393,174	354,562	353,049	1,513
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	260,003	228,795	233,469	(4,674)

				$149,681,961	$139,914,796	9,767,165

						$9,464,107

Credit default swap agreements outstanding at March 31, 2015:

			Notional		Value at	Unrealized
	Termination	Fixed	Amount#	Value at	March 31,	Appreciation
Reference Entity/Obligation	Date	Rate	(000)(2)	Trade Date	2015(3)	(Depreciation)
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.NA.HY.24	06/20/20	0.000%	64,600	$4,445,916	$4,589,830	$143,914
CDX.NA.IG.24	06/20/20	0.000%	22,700	415,623	410,650	(4,973)

				$4,861,539	$5,000,480	$138,941

Cash of $3,700,516 has been segregated with JPMorgan Chase to cover requirements for open exchanged-traded credit default swap contracts at March 31, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

Level 2 – quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 – unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,557,262,722	$1,101,506,289	$8,366,998
Preferred Stocks	72,995,881	11,548,197	36,508,584
Rights	1,514,260	—	—
Warrants	4,167,651	—	—
Bank Loans	—	91,214,792	—
Convertible Bonds	—	19,846,163	6,394,500
Corporate Bonds	—	560,581,170	17,680,765
Municipal Bond	—	4,539,215	—
Affiliated Money Market Mutual Fund	695,498,341	—	—
U.S. Government Agency Obligation	—	30,000,000	—
U.S. Treasury Obligations	—	475,970,142	—
Other Financial Instruments*
Financial Futures Contracts	2,464,790	—	—
Forward Foreign Currency Contracts	—	9,464,107	—
Exchange-traded credit default swaps	—	138,941	—

Total	$3,333,903,645	$2,304,809,016	$68,950,847

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Convertible Bonds	Corporate Bonds
Balance as of 12/31/2014	$13,360,083	$38,717,661	$6,364,500	$—
Accrued discount/premium	—	—	(183,012)	105,791
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)**	(4,993,085)	(2,209,077)	213,012	(110,668)
Purchases	—	—	—	17,685,642
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—

Balance as of 03/31/2015	$8,366,998	$36,508,584	$6,394,500	$17,680,765

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

**	Of which, $(17,685,642) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include using prices provided by a single broker/dealer and the cost of the investment.

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value
at 3/31/15
Credit contracts	$138,941
Equity contracts	7,821,786
Foreign exchange contracts	9,789,022

Total	$17,749,749

AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.2%
AFFILIATED MUTUAL FUNDS
AST Franklin Templeton Founding Funds Allocation Portfolio*	51,107,945	$723,177,418
AST Templeton Global Bond Portfolio*	22,590,913	242,626,405

TOTAL LONG-TERM INVESTMENTS (cost $922,684,553)(w)		965,803,823

	Shares	Value
SHORT-TERM INVESTMENT
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $51,672)(w)	51,672	$51,672

TOTAL INVESTMENTS — 100.2% (cost $922,736,225)		965,855,495
Liabilities in excess of other assets — (0.2)%		(1,990,326)

NET ASSETS — 100.0%		$963,865,169

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$965,855,495	$—	$—

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 57.5%
COMMON STOCKS — 36.8%
Canada — 0.6%
Suncor Energy, Inc.	200	$5,844
Talisman Energy, Inc.	5,600	42,932

		48,776

China — 1.0%
China Mobile Ltd.	1,000	13,032
China Shenhua Energy Co. Ltd. (Class H Stock)	8,500	21,681
China Telecom Corp. Ltd., ADR	465	29,918
Kunlun Energy Co. Ltd.	25,500	24,767

		89,398

Denmark — 0.3%
FLSmidth & Co. A/S	620	27,859

France — 3.6%
AXA SA	2,120	53,358
BNP Paribas SA	840	51,110
Cie Generale des Etablissements Michelin	550	54,694
Credit Agricole SA	2,600	38,207
Sanofi	580	57,280
Technip SA	230	13,912
Total SA	910	45,233

		313,794

Germany — 2.0%
Deutsche Lufthansa AG	3,260	45,649
Merck KGaA	480	53,720
Metro AG	800	27,112
Siemens AG	430	46,506

		172,987

Ireland — 0.8%
CRH PLC	2,522	65,957

Israel — 0.9%
Teva Pharmaceutical Industries Ltd., ADR	1,284	79,993

Italy — 0.8%
Eni SpA	1,364	23,608
Saipem SpA*	21	214
UniCredit SpA	6,975	47,299

		71,121

Japan — 1.2%
Konica Minolta, Inc.	1,800	18,242
Nissan Motor Co. Ltd.	4,700	47,802
Toyota Motor Corp.	600	41,882

		107,926

Netherlands — 1.8%
Aegon NV	3,200	25,266
Akzo Nobel NV	810	61,244
ING Groep NV, CVA*	2,130	31,200
NN Group NV*	200	5,670
Royal Dutch Shell PLC (Class B Stock)	980	30,527

		153,907

Portugal — 0.3%
Galp Energia SGPS SA	2,490	26,928

Russia — 0.3%
MMC Norilsk Nickel OJSC, ADR	1,423	25,258

	Shares	Value
COMMON STOCKS (Continued)
Singapore — 0.7%
DBS Group Holdings Ltd.	1,200	$17,793
Singapore Telecommunications Ltd.	14,900	47,546

		65,339

South Korea — 2.1%
Hyundai Motor Co.	49	7,421
KB Financial Group, Inc., ADR	1,095	38,478
POSCO	139	30,381
Samsung Electronics Co. Ltd.	83	107,631

		183,911

Spain — 0.6%
Telefonica SA	3,878	55,182

Sweden — 0.7%
Getinge AB (Class B Stock)	1,710	42,252
Telefonaktiebolaget LM Ericsson (Class B Stock)	1,760	22,097

		64,349

Switzerland — 1.8%
Credit Suisse Group AG*	2,010	54,077
Roche Holding AG	210	57,706
Swiss Re AG	520	50,158

		161,941

Thailand — 0.1%
Bangkok Bank PCL	1,200	6,799

Turkey — 0.4%
Turkcell Iletisim Hizmetleri A/S, ADR*	2,991	38,973

United Kingdom — 3.8%
Aviva PLC	2,930	23,448
BAE Systems PLC	2,930	22,706
BP PLC	5,340	34,615
GlaxoSmithKline PLC	2,140	49,262
HSBC Holdings PLC	4,400	37,654
Kingfisher PLC	9,097	51,326
Marks & Spencer Group PLC	1,150	9,095
Serco Group PLC	3,124	6,390
Sky PLC	1,767	25,996
Tesco PLC	9,203	32,850
Vodafone Group PLC	11,270	36,879

		330,221

United States — 13.0%
Actavis PLC*	102	30,357
American International Group, Inc.	990	54,242
Amgen, Inc.	430	68,735
Baker Hughes, Inc.	470	29,883
Best Buy Co., Inc.	330	12,471
Capital One Financial Corp.	280	22,070
Chesapeake Energy Corp.	1,030	14,585
Chevron Corp.	210	22,046
Cisco Systems, Inc.	1,600	44,040
Citigroup, Inc.	1,340	69,037
Comcast Corp. (Special Class A Stock)	1,290	72,324
CVS Health Corp.	240	24,770
Flextronics International Ltd.*	2,050	25,984
Gilead Sciences, Inc.*	100	9,813
Halliburton Co.	220	9,654
Hewlett-Packard Co.	1,460	45,494
JPMorgan Chase & Co.	760	46,041

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Medtronic PLC	990	$77,210
Merck & Co., Inc.	160	9,197
Michael Kors Holdings Ltd.*	230	15,123
Microsoft Corp.	2,300	93,507
Morgan Stanley	1,370	48,895
Navistar International Corp.*	860	25,370
News Corp. (Class A Stock)*	880	14,089
Noble Corp. PLC	1,320	18,850
Pfizer, Inc.	1,710	59,491
QIAGEN NV*	860	21,581
SunTrust Banks, Inc.	1,100	45,199
Target Corp.	340	27,904
Twenty-First Century Fox, Inc. (Class A Stock)	990	33,502
United Parcel Service, Inc. (Class B Stock)	350	33,929
Walt Disney Co. (The)	140	14,685

		1,140,078

TOTAL COMMON STOCKS (cost $3,302,455)		3,230,697

EXCHANGE TRADED FUNDS — 2.1%
iShares 7-10 Year Treasury Bond ETF	422	45,740
iShares MSCI Emerging Markets ETF	314	12,601
PowerShares DB US Dollar Index Bullish Fund*	2,674	69,257
SPDR S&P 500 ETF Trust	260	53,672

TOTAL EXCHANGE TRADED FUNDS (cost $175,067)		181,270

PREFERRED STOCK — 0.2%
Brazil
Petroleo Brasileiro SA (PRFC), ADR (cost $33,777)	3,196	19,464

	Units
RIGHTS*
Spain
Telefonica SA, expiring 04/12/15	3,878	625

United Kingdom
Serco Group PLC, expiring 04/16/15	3,124	1,900

TOTAL RIGHTS (cost $3,305)		2,525

	Shares
UNAFFILIATED MUTUAL FUND — 18.4%
Franklin Strategic Series - Franklin Strategic Income Fund (Class R6) (cost $1,682,326)	161,796	1,616,345

TOTAL LONG-TERM INVESTMENTS (cost $5,196,930)		5,050,301

SHORT-TERM INVESTMENT — 41.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core
Taxable Money Market Fund (cost $3,672,364)(w)	3,672,364	3,672,364

Value
TOTAL INVESTMENTS — 99.4% (cost $8,869,294)	$8,722,665
Other assets in excess of liabilities(x) — 0.6%	56,060

NET ASSETS — 100.0%	$8,778,725

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
2	10 Year U.S. Treasury Notes	Jun. 2015	$253,352	$257,813	$4,461
5	Euro STOXX 50	Jun. 2015	195,318	195,211	(107)
1	Russell 2000 Mini Index	Jun. 2015	122,605	124,890	2,285
2	U.S. Dollar Index	Jun. 2015	200,390	197,322	(3,068)

					3,571

Short Positions:
6	2 Year U.S. Treasury Notes	Jun. 2015	1,310,190	1,314,938	(4,748)
3	Mini MSCI Emerging Markets Index	Jun. 2015	138,870	145,860	(6,990)
13	S&P 500 E-Mini	Jun. 2015	1,329,570	1,339,520	(9,950)

					(21,688)

					$(18,117)

(1)	Cash of $71,212 has been segregated with JPMorgan Chase to cover requirements for open contracts at March 31, 2015.

Total return swap agreements outstanding at March 31, 2015:

					Upfront
		Notional			Premiums	Unrealized
	Termination	Amount		Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)
Barclays Capital Group	05/07/16	1	Receive total return on Barclays Cross Asset Trend Index and pay fixed rate of 0.55%	$691	$—	$691
Barclays Capital Group	05/07/16	2	Receive total return on Barclays Trendstar+ Index and pay fixed rate of 0.7%	2,844	—	2,844
Societe Generale	05/07/16	— (r)	Receive total return on SGI VI Smart Beta Index and pay fixed rate of .16%	(554)	—	(554)

				$2,981	$—	$2,981

(r)	Less than $500 par.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Canada	$48,776	$—	$—
China	29,918	59,480	—
Denmark	—	27,859	—
France	—	313,794	—
Germany	—	172,987	—
Ireland	—	65,957	—
Israel	79,993	—	—
Italy	—	71,121	—
Japan	—	107,926	—
Netherlands	—	153,907	—
Portugal	—	26,928	—
Russia	25,258	—	—
Singapore	—	65,339	—
South Korea	38,478	145,433	—
Spain	—	55,182	—
Sweden	—	64,349	—
Switzerland	—	161,941	—
Thailand	—	6,799	—
Turkey	38,973	—	—
United Kingdom	6,390	323,831	—
United States	1,118,497	21,581	—
Exchange Traded Funds	181,270	—	—
Preferred Stocks:
Brazil	19,464	—	—
Rights:
Spain	625	—	—
United Kingdom	1,900	—	—
Unaffiliated Mutual Fund	1,616,345	—	—
Affiliated Money Market Mutual Fund	3,672,364	—	—
Other Financial Instruments*
Futures	(18,117)	—	—
Total Return Swaps	—	2,981	—

Total	$6,860,134	$1,847,395	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2015 were as follows (unaudited):

Affiliated Money Market Mutual Fund	41.9%
Unaffiliated Mutual Fund	18.4
Banks	4.9
Pharmaceuticals	4.5
Oil, Gas & Consumable Fuels	3.6
Insurance	2.4
Exchange Traded Funds	2.1
Technology Hardware, Storage & Peripherals	2.0
Media	1.8
Diversified Telecommunication Services	1.5
Health Care Equipment & Supplies	1.4
Capital Markets	1.2
Automobiles	1.1
Software	1.1
Wireless Telecommunication Services	1.0
Food & Staples Retailing	1.0
Biotechnology	0.9
Energy Equipment & Services	0.8
Communications Equipment	0.8

Construction Materials	0.7%
Specialty Retail	0.7
Chemicals	0.7
Metals & Mining	0.6
Auto Components	0.6
Industrial Conglomerates	0.5
Airlines	0.5
Multiline Retail	0.4
Air Freight & Logistics	0.4
Construction & Engineering	0.3
Electronic Equipment, Instruments & Components	0.3
Machinery	0.3
Aerospace & Defense	0.3
Consumer Finance	0.3
Life Sciences Tools & Services	0.2
Textiles, Apparel & Luxury Goods	0.1
Commercial Services & Supplies	0.1

99.4
Other assets in excess of liabilities	0.6

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value
at 03/31/15
Equity contracts	$(12,324)
Interest rate contracts	(287)

Total	$(12,611)

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Australia — 6.1%
Charter Hall Office, REIT (Escrow Shares)*	230,500	$—
Dexus Property Group, REIT	836,693	4,816,900
Federation Centres, REIT	764,425	1,764,537
Goodman Group, REIT	909,560	4,379,666
Investa Office Fund, REIT	751,028	2,225,435
Lend Lease Group.	328,500	4,149,145
Mirvac Group, REIT	2,190,914	3,345,335
Novion Property Group Pty Ltd., REIT	1,153,975	2,198,285
Scentre Group, REIT	1,700,016	4,829,465
Stockland, REIT	1,069,339	3,653,487
Westfield Corp., REIT	1,364,379	9,887,805

		41,250,060

Austria — 0.4%
CA Immobilien Anlagen AG*	129,374	2,421,966

Canada — 1.7%
Boardwalk Real Estate Investment Trust, REIT	49,726	2,314,435
Brookfield Canada Office Properties, REIT	88,641	2,008,603
Canadian Apartment Properties, REIT	58,784	1,355,251
Chartwell Retirement Residences, REIT	337,397	3,292,588
RioCan Real Estate Investment Trust, REIT	95,223	2,178,051

		11,148,928

China — 0.3%
Evergrande Real Estate Group Ltd.	1,900,000	957,748
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	934,000	959,790

		1,917,538

France — 3.4%
Fonciere des Regions, REIT	44,641	4,420,504
Fonciere des Regions, REIT*	3,075	296,748
Klepierre, REIT	120,862	5,935,042
Unibail-Rodamco SE, REIT	43,915	11,858,590

		22,510,884

Germany — 1.9%
Alstria Office REIT-AG, REIT*	168,009	2,361,441
Deutsche Annington Immobilien SE	125,618	4,233,013
LEG Immobilien AG*	31,069	2,464,542
TLG Immobilien AG*	128,531	2,018,446
Westgrund AG*	291,174	1,609,250

		12,686,692

Hong Kong — 7.6%
CK Hutchison Holdings Ltd.	434,000	8,866,847
Henderson Land Development Co. Ltd.	774,100	5,438,103
Hongkong Land Holdings Ltd.	400,000	3,020,000
Hysan Development Co. Ltd.	338,000	1,481,554
Kerry Properties Ltd.	625,000	2,169,533
Link REIT (The), REIT	458,000	2,825,486
Sino Land Co. Ltd.	2,366,400	3,858,730
Sun Hung Kai Properties Ltd.	1,353,000	20,862,570
Wharf Holdings Ltd. (The)	392,000	2,736,492

		51,259,315

Ireland — 1.2%
Green REIT PLC, REIT	1,684,487	2,963,184
Hibernia REIT PLC, REIT	2,441,325	3,071,278

	Shares	Value
COMMON STOCKS (Continued)
Ireland (cont’d.)
Irish Residential Properties REIT PLC, REIT	1,674,290	$1,809,274

		7,843,736

Japan — 14.7%
Activia Properties, Inc., REIT	608	5,311,953
AEON REIT Investment Corp., REIT	1,671	2,395,550
Daito Trust Construction Co. Ltd.	22,300	2,490,146
Daiwa House Industry Co. Ltd.	303,500	5,982,065
Daiwa House REIT Investment Corp., REIT	596	2,612,106
GLP J-REIT, REIT	1,403	1,452,570
Japan Retail Fund Investment Corp., REIT	1,541	3,062,093
Mitsubishi Estate Co. Ltd.	939,000	21,777,257
Mitsui Fudosan Co. Ltd.	851,000	24,992,181
Nippon Building Fund, Inc., REIT	1,084	5,325,174
Nippon Prologis REIT, Inc., REIT	1,732	3,812,773
Nomura Real Estate Master Fund, Inc., REIT	2,889	3,589,796
Sumitomo Realty & Development Co. Ltd.	310,000	11,160,425
Tokyu Fudosan Holdings Corp.	395,100	2,694,807
United Urban Investment Corp., REIT	1,325	2,065,563

		98,724,459

Mexico — 0.3%
Prologis Property Mexico SA de CV, REIT*	1,084,545	1,948,178

Netherlands — 0.8%
Eurocommercial Properties NV, REIT	61,827	2,833,750
Wereldhave NV, REIT	41,739	2,804,732

		5,638,482

Singapore — 3.9%
Ascendas Real Estate Investment Trust, REIT	1,567,000	2,955,726
Cache Logistics Trust, REIT	2,244,700	1,919,670
CapitaLand Ltd.	1,502,000	3,915,072
Keppel REIT, REIT	6,000,250	5,247,997
Mapletree Commercial Trust, REIT	4,205,000	4,902,619
Mapletree Industrial Trust, REIT	2,581,280	2,969,280
Suntec Real Estate Investment Trust, REIT	3,222,000	4,351,483

		26,261,847

Sweden — 1.1%
Atrium Ljungberg AB (Class B Stock)	183,823	2,802,548
Fabege AB	166,428	2,384,826
Hufvudstaden AB (Class A Stock)	153,105	2,099,531

		7,286,905

Switzerland — 0.3%
PSP Swiss Property AG*	23,826	2,245,548

United Kingdom — 6.8%
Big Yellow Group PLC, REIT	279,425	2,683,869
British Land Co. PLC (The), REIT	686,792	8,464,599
Capital & Counties Properties PLC	282,207	1,674,883
Derwent London PLC, REIT	55,742	2,824,882
Empiric Student Property PLC	968,938	1,482,232
Great Portland Estates PLC, REIT	389,545	4,680,328
Hammerson PLC, REIT	600,737	5,916,130
Land Securities Group PLC, REIT	523,151	9,712,400
Segro PLC, REIT	552,755	3,413,357
Shaftesbury PLC, REIT	206,951	2,545,493
Tritax Big Box REIT PLC, REIT	1,395,130	2,405,738

		45,803,911

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States — 49.0%
Alexandria Real Estate Equities, Inc., REIT	60,416	$5,923,185
American Campus Communities, Inc., REIT	125,983	5,400,891
Apartment Investment & Management Co. (Class A Stock), REIT	175,578	6,910,750
AvalonBay Communities, Inc., REIT	58,950	10,272,038
Boston Properties, Inc., REIT	87,663	12,314,898
Camden Property Trust, REIT	128,384	10,030,642
Cedar Realty Trust, Inc., REIT	421,685	3,158,421
Chatham Lodging Trust, REIT	75,647	2,224,778
Chesapeake Lodging Trust, REIT	137,720	4,659,068
Columbia Property Trust, Inc., REIT	206,307	5,574,415
DDR Corp., REIT(a)	249,462	4,644,982
Empire State Realty Trust, Inc. (Class A Stock), REIT(a)	371,243	6,983,081
Equity One, Inc., REIT	227,786	6,079,608
Excel Trust, Inc., REIT	63,268	887,017
First Industrial Realty Trust, Inc., REIT	306,943	6,577,789
First Potomac Realty Trust, REIT	437,422	5,200,948
General Growth Properties, Inc., REIT	379,556	11,215,880
HCP, Inc., REIT	198,417	8,573,599
Health Care REIT, Inc., REIT	191,666	14,827,282
Healthcare Trust of America, Inc. (Class A Stock), REIT	195,228	5,439,052
Hilton Worldwide Holdings, Inc.*	169,433	5,018,605
Home Properties, Inc., REIT	89,554	6,205,197
Hudson Pacific Properties, Inc., REIT	204,628	6,791,603
Kilroy Realty Corp., REIT	90,958	6,928,271
La Quinta Holdings, Inc.*	272,400	6,450,432
Macerich Co. (The), REIT	70,319	5,930,001
Medical Properties Trust, Inc., REIT	301,562	4,445,024
Physicians Realty Trust, REIT	384,920	6,778,441
Piedmont Office Realty Trust, Inc. (Class A Stock), REIT	282,783	5,262,592
Post Properties, Inc., REIT	171,474	9,762,015
ProLogis, Inc., REIT	336,173	14,643,696
Public Storage, REIT	30,696	6,051,409
Regency Centers Corp., REIT	92,307	6,280,568
RLJ Lodging Trust, REIT	169,052	5,293,018
Sabra Health Care REIT, Inc., REIT	72,354	2,398,535
Simon Property Group, Inc., REIT	157,080	30,731,131
SL Green Realty Corp., REIT	25,093	3,221,439
Sovran Self Storage, Inc., REIT	52,305	4,913,532
Spirit Realty Capital, Inc., REIT	444,180	5,365,694
STORE Capital Corp., REIT	161,239	3,764,931
Strategic Hotels & Resorts, Inc., REIT*	582,443	7,239,766
Sunstone Hotel Investors, Inc., REIT	354,383	5,907,565
Taubman Centers, Inc., REIT	82,804	6,386,673
UDR, Inc., REIT	287,412	9,780,630
Urban Edge Properties, REIT	179,790	4,261,023
Ventas, Inc., REIT	89,405	6,528,353
Vornado Realty Trust, REIT	48,080	5,384,960

		328,623,428

TOTAL COMMON STOCKS (cost $584,315,347)		667,571,877

	Shares	Value
SHORT-TERM INVESTMENT — 1.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $10,456,981; includes $10,232,292 of cash collateral for securities on loan)(b)(w)	10,456,981	$10,456,981

TOTAL INVESTMENTS — 101.0% (cost $594,772,328)		678,028,858
Liabilities in excess of other assets — (1.0)%		(6,935,565)

NET ASSETS — 100.0%		$671,093,293

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,839,102; cash collateral of $ 10,232,292 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$41,250,060	$—
Austria	—	2,421,966	—
Canada	11,148,928	—	—
China	—	1,917,538	—
France	—	22,510,884	—
Germany	3,627,696	9,058,996	—
Hong Kong	3,020,000	48,239,315	—
Ireland	7,843,736	—	—
Japan	—	98,724,459	—
Mexico	1,948,178	—	—
Netherlands	—	5,638,482	—
Singapore	—	26,261,847	—
Sweden	2,802,548	4,484,357	—
Switzerland	—	2,245,548	—
United Kingdom	4,166,101	41,637,810	—
United States	328,623,428	—	—
Affiliated Money Market Mutual Fund	10,456,981	—	—

Total	$373,637,596	$304,391,262	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$7,169,818	L1 to L2	Official Close to Model Price
Common Stocks	$2,632,951	L2 to L1	Model Price to Official Close

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 were as follows:

Retail REITs	20.9%
Diversified Real Estate Activities	16.5
Office REITs	12.0
Diversified REITs	12.0
Residential REITs	9.7
Health Care REITs	7.8
Industrial REITs	6.9
Real Estate Operating Companies	4.0

Hotel & Resort REITs	3.8%
Real Estate Development	2.2
Specialized REITs	2.0
Hotels, Resorts & Cruise Lines	1.7
Affiliated Money Market Mutual Fund (1.5% represents investments purchased with collateral from securities on loan)	1.5

101.0
Liabilities in excess of other assets	(1.0)

100.0%

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 62.3%
AFFILIATED MUTUAL FUND — 7.9%
AST Goldman Sachs Strategic Income Portfolio* (cost $988,931)	100,597	$968,748

EXCHANGE TRADED FUNDS — 20.5%
iShares Global Infrastructure ETF	4,458	186,612
Vanguard FTSE Developed Markets ETF	45,406	1,808,521
Vanguard FTSE Emerging Markets ETF	12,400	506,788

TOTAL EXCHANGE TRADED FUNDS (cost $2,521,275)		2,501,921

UNAFFILIATED MUTUAL FUNDS — 33.9%
Goldman Sachs Absolute Return Tracker Fund (Institutional Shares)	47,408	441,842
Goldman Sachs Commodity Strategy Fund (Institutional Shares)	57,663	211,624
Goldman Sachs Core Fixed Income Fund (Institutional Shares)	61,457	656,363
Goldman Sachs Emerging Markets Debt Fund (Institutional Shares)	8,883	109,700
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Shares)	78,137	671,980
Goldman Sachs Fixed Income Macro Strategies Fund (Institutional Shares)	15,544	140,671
Goldman Sachs High Yield Floating Rate Fund (Institutional Shares)	34,081	338,424
Goldman Sachs High Yield Fund (Institutional Shares)	64,497	439,870
Goldman Sachs International Small Cap Fund (Institutional Shares)	39,917	788,356

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Goldman Sachs Local Emerging Markets Debt Fund (Institutional Shares)	37,840	$263,745
Goldman Sachs Real Estate Securities Fund (Institutional Shares)	4,223	88,134

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $4,194,246)		4,150,709

TOTAL LONG-TERM INVESTMENTS (cost $7,704,452)		7,621,378

SHORT-TERM INVESTMENT — 36.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,493,861)(w)	4,493,861	4,493,861

TOTAL INVESTMENTS — 99.0% (cost $12,198,313)		12,115,239
Other assets in excess of liabilities(x) — 1.0%		124,375

NET ASSETS — 100.0%		$12,239,614

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation(1)(2)
Long Positions:
12	Euro STOXX 50	Jun. 2015	$464,061	$ 468,506	$4,445
3	Russell 2000 Mini Index	Jun. 2015	363,090	374,670	11,580
26	S&P 500 E-Mini	Jun. 2015	2,643,900	2,679,040	35,140

					$51,165

(1)	Cash of $214,994 has been segregated with Barclays Capital Group to cover requirements for open contracts at March 31, 2015.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 06/17/15	Deutsche Bank AG	AUD	40	$30,144	$30,332	$(188)
Expiring 06/17/15	Morgan Stanley	AUD	260	199,502	197,158	2,344
British Pound,
Expiring 06/17/15	Deutsche Bank AG	GBP	370	557,163	548,562	8,601
Expiring 06/17/15	Deutsche Bank AG	GBP	40	59,693	59,304	389
Expiring 06/17/15	Deutsche Bank AG	GBP	15	22,122	22,239	(117)
Danish Krone,
Expiring 06/17/15	Deutsche Bank AG	DKK	50	7,097	7,216	(119)
Expiring 06/17/15	Deutsche Bank AG	DKK	20	2,850	2,887	(37)
Expiring 06/17/15	Societe Generale	DKK	280	40,981	40,406	575
Euro,
Expiring 06/17/15	Barclays Capital Group	EUR	740	804,321	796,548	7,773
Expiring 06/17/15	Deutsche Bank AG	EUR	120	126,697	129,169	(2,472)
Expiring 06/17/15	Deutsche Bank AG	EUR	60	63,640	64,585	(945)
Hong Kong Dollar,
Expiring 06/17/15	Bank of America	HKD	660	85,095	85,120	(25)
Expiring 06/17/15	Deutsche Bank AG	HKD	80	10,290	10,318	(28)
Expiring 06/17/15	Deutsche Bank AG	HKD	10	1,288	1,290	(2)
Israeli Shekel,
Expiring 06/17/15	Bank of America	ILS	40	10,026	10,054	(28)
Expiring 06/17/15	Deutsche Bank AG	ILS	40	9,889	10,054	(165)
Japanese Yen,
Expiring 06/17/15	Bank of America	JPY	70,000	579,470	584,298	(4,828)
Expiring 06/17/15	Deutsche Bank AG	JPY	12,000	98,943	100,165	(1,222)
Expiring 06/17/15	Deutsche Bank AG	JPY	4,000	33,001	33,389	(388)
New Zealand Dollar,
Expiring 06/17/15	Societe Generale	NZD	10	7,306	7,419	(113)
Norwegian Krone,
Expiring 06/17/15	Societe Generale	NOK	150	18,982	18,580	402
Singapore Dollar,
Expiring 06/17/15	Bank of America	SGD	50	36,374	36,362	12
Expiring 06/17/15	Deutsche Bank AG	SGD	10	7,176	7,273	(97)
Swedish Krona,
Expiring 06/17/15	Deutsche Bank AG	SEK	75	8,693	8,719	(26)
Expiring 06/17/15	Societe Generale	SEK	750	88,497	87,196	1,301
Swiss Franc,
Expiring 06/17/15	Deutsche Bank AG	CHF	40	39,774	41,294	(1,520)
Expiring 06/17/15	Deutsche Bank AG	CHF	10	9,974	10,323	(349)
Expiring 06/17/15	Societe Generale	CHF	240	244,824	247,762	(2,938)

				$3,203,812	$3,198,022	5,790

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2015.

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Affiliated Mutual Fund	$968,748	$—	$—
Exchange Traded Funds	2,501,921	—	—
Unaffiliated Mutual Funds	4,150,709	—	—
Affiliated Money Market Mutual Fund	4,493,861	—	—
Other Financial Instruments*
Futures	51,165	—	—
Foreign Forward Currency Contracts	—	5,790	—

Total	$12,166,404	$5,790	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument and over-the-counter swap contracts which are recorded at fair value.

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Aerospace & Defense — 1.0%
Boeing Co. (The)	113,856	$17,087,508

Automobiles — 1.6%
General Motors Co.	740,318	27,761,925

Banks — 13.6%
Bank of America Corp.	3,807,505	58,597,502
Citigroup, Inc.	833,968	42,966,031
Citizens Financial Group, Inc.	711,328	17,164,345
Fifth Third Bancorp	862,565	16,259,350
JPMorgan Chase & Co.	1,183,107	71,672,622
Wells Fargo & Co.	485,136	26,391,398

		233,051,248

Beverages — 0.7%
Anheuser-Busch InBev NV (Belgium), ADR(a)	100,311	12,228,914

Capital Markets — 2.6%
Affiliated Managers Group, Inc.*	117,731	25,286,264
Ameriprise Financial, Inc.	144,060	18,848,810

		44,135,074

Chemicals — 0.5%
Eastman Chemical Co.	120,472	8,343,891

Commercial Services & Supplies — 0.5%
Waste Management, Inc.	160,138	8,684,284

Communications Equipment — 1.8%
Cisco Systems, Inc.	1,145,937	31,541,916

Consumer Finance — 1.7%
Capital One Financial Corp.	154,371	12,167,522
Navient Corp.	868,359	17,653,738

		29,821,260

Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	692,588	33,680,554

Electric Utilities — 3.3%
Exelon Corp.	503,664	16,928,147
FirstEnergy Corp.	505,034	17,706,492
NextEra Energy, Inc.	214,981	22,368,773

		57,003,412

Electrical Equipment — 1.0%
Eaton Corp. PLC	246,652	16,757,537

Food & Staples Retailing — 0.9%
Whole Foods Market, Inc.	282,913	14,734,109

Food Products — 4.7%
ConAgra Foods, Inc.	638,906	23,339,236
Mondelez International, Inc. (Class A Stock)	812,185	29,311,757
Tyson Foods, Inc. (Class A Stock)	355,965	13,633,460
Unilever NV (United Kingdom)(a)	338,256	14,125,571

		80,410,024

Health Care Equipment & Supplies — 2.4%
Medtronic PLC	523,814	40,852,254

Health Care Providers & Services — 3.8%
Aetna, Inc.	155,345	16,548,903
Express Scripts Holding Co.*	250,926	21,772,849
UnitedHealth Group, Inc.	220,234	26,051,480

		64,373,232

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 1.3%
MGM Resorts International*(a)	656,885	$13,814,292
Starwood Hotels & Resorts Worldwide, Inc.	99,274	8,289,379

		22,103,671

Household Products — 1.0%
Procter & Gamble Co. (The)	207,229	16,980,344

Industrial Conglomerates — 4.9%
General Electric Co.	3,365,417	83,495,996

Insurance — 9.6%
Aflac, Inc.	423,668	27,118,989
American International Group, Inc.	960,322	52,616,042
Genworth Financial, Inc. (Class A Stock)*	1,361,807	9,954,809
Hartford Financial Services Group, Inc. (The)	538,495	22,519,861
Lincoln National Corp.	893,629	51,347,922

		163,557,623

Internet & Catalog Retail — 1.1%
Expedia, Inc.	206,258	19,415,066

Internet Software & Services — 2.8%
eBay, Inc.*	226,951	13,090,534
Google, Inc. (Class A Stock)*	63,584	35,270,045

		48,360,579

IT Services — 0.7%
Vantiv, Inc. (Class A Stock)*	323,157	12,183,019

Machinery — 0.7%
Caterpillar, Inc.	155,869	12,474,196

Media — 3.4%
CBS Corp. (Class B Stock)	208,699	12,653,420
Liberty Global PLC (United Kingdom) (Class C Stock)*	263,248	13,112,383
Viacom, Inc. (Class B Stock)	480,775	32,836,933

		58,602,736

Multi-Utilities — 0.5%
PG&E Corp.	178,500	9,472,995

Oil, Gas & Consumable Fuels — 8.5%
Devon Energy Corp.	747,720	45,094,993
Exxon Mobil Corp.	706,080	60,016,800
Southwestern Energy Co.*(a)	1,728,652	40,087,440

		145,199,233

Pharmaceuticals — 9.2%
Bristol-Myers Squibb Co.	101,944	6,575,388
Eli Lilly & Co.	138,885	10,089,995
Johnson & Johnson	445,400	44,807,240
Merck & Co., Inc.	352,231	20,246,238
Mylan NV*	348,031	20,655,640
Pfizer, Inc.	1,583,656	55,095,392

		157,469,893

Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	135,673	12,773,613

Road & Rail — 1.3%
Hertz Global Holdings, Inc.*	993,376	21,536,392

Semiconductors & Semiconductor Equipment — 1.9%
Intel Corp.	367,185	11,481,875
Maxim Integrated Products, Inc.	582,143	20,264,398

		31,746,273

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software — 2.6%
Microsoft Corp.	625,591	$25,433,402
SAP SE (Germany), ADR(a)	264,392	19,081,171

		44,514,573

Specialty Retail — 3.9%
Gap, Inc. (The)	875,992	37,956,733
Staples, Inc.	1,164,716	18,967,400
Urban Outfitters, Inc.*	226,859	10,356,113

		67,280,246

Technology Hardware, Storage & Peripherals — 2.2%
EMC Corp.	1,459,913	37,315,376

Textiles, Apparel & Luxury Goods — 0.7%
Fossil Group, Inc.*(a)	145,884	12,028,136

TOTAL LONG-TERM INVESTMENTS (cost $1,564,453,761)		1,696,977,102

SHORT-TERM INVESTMENT — 6.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $111,916,950; includes $90,693,714 of cash collateral for securities on loan)(b)(w)	111,916,950	111,916,950

Value
TOTAL INVESTMENTS — 105.7% (cost $1,676,370,711)	$1,808,894,052
Liabilities in excess of other assets — (5.7)%	(96,877,912)

NET ASSETS — 100.0%	$1,712,016,140

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $88,235,259; cash collateral of $90,693,714 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$17,087,508	$—	$—
Automobiles	27,761,925	—	—
Banks	233,051,248	—	—
Beverages	12,228,914	—	—
Capital Markets	44,135,074	—	—
Chemicals	8,343,891	—	—
Commercial Services & Supplies	8,684,284	—	—
Communications Equipment	31,541,916	—	—
Consumer Finance	29,821,260	—	—
Diversified Telecommunication Services	33,680,554	—	—
Electric Utilities	57,003,412	—	—
Electrical Equipment	16,757,537	—	—
Food & Staples Retailing	14,734,109	—	—
Food Products	80,410,024	—	—
Health Care Equipment & Supplies	40,852,254	—	—
Health Care Providers & Services	64,373,232	—	—
Hotels, Restaurants & Leisure	22,103,671	—	—
Household Products	16,980,344	—	—
Industrial Conglomerates	83,495,996	—	—
Insurance	163,557,623	—	—
Internet & Catalog Retail	19,415,066	—	—
Internet Software & Services	48,360,579	—	—
IT Services	12,183,019	—	—
Machinery	12,474,196	—	—
Media	58,602,736	—	—
Multi-Utilities	9,472,995	—	—
Oil, Gas & Consumable Fuels	145,199,233	—	—
Pharmaceuticals	157,469,893	—	—
Real Estate Investment Trusts (REITs)	12,773,613	—	—
Road & Rail	21,536,392	—	—
Semiconductors & Semiconductor Equipment	31,746,273	—	—
Software	44,514,573	—	—
Specialty Retail	67,280,246	—	—
Technology Hardware, Storage & Peripherals	37,315,376	—	—
Textiles, Apparel & Luxury Goods	12,028,136	—	—
Affiliated Money Market Mutual Fund	111,916,950	—	—

Total	$1,808,894,052	$—	$—

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Auto Components — 1.5%
BorgWarner, Inc.	183,016	$11,068,808

Automobiles — 0.8%
Tesla Motors, Inc.*(a)	32,177	6,074,052

Banks — 2.7%
Eagle Bancorp, Inc.*	102,222	3,925,325
First Republic Bank	275,700	15,739,713

		19,665,038

Biotechnology — 4.3%
Alkermes PLC*	81,853	4,990,577
Cepheid, Inc.*(a)	176,576	10,047,174
Medivation, Inc.*	57,785	7,458,310
Vertex Pharmaceuticals, Inc.*	73,029	8,615,231

		31,111,292

Chemicals — 5.4%
Airgas, Inc.	68,375	7,255,271
Ashland, Inc.	60,512	7,703,783
Axalta Coating Systems Ltd.*	286,162	7,903,794
International Flavors & Fragrances, Inc.	63,183	7,417,684
Sherwin-Williams Co. (The)	30,253	8,606,979

		38,887,511

Consumer Finance — 2.5%
Navient Corp.	537,224	10,921,764
SLM Corp.	748,980	6,950,534

		17,872,298

Distributors — 1.4%
LKQ Corp.*	393,026	10,045,745

Diversified Financial Services — 2.4%
Intercontinental Exchange, Inc.	75,415	17,592,057

Diversified Telecommunication Services — 0.9%
Level 3 Communications, Inc.*	116,657	6,280,813

Electrical Equipment — 5.7%
AMETEK, Inc.	199,505	10,481,993
Generac Holdings, Inc.*(a)	179,232	8,726,806
Hubbell, Inc. (Class B Stock)	84,271	9,237,787
Sensata Technologies Holding NV*(a)	219,213	12,593,787

		41,040,373

Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp. (Class A Stock)(a)	212,769	12,538,477

Energy Equipment & Services — 2.1%
Dril-Quip, Inc.*	98,790	6,756,248
Weatherford International PLC*	666,132	8,193,424

		14,949,672

Food & Staples Retailing — 2.1%
Whole Foods Market, Inc.	288,043	15,001,279

Food Products — 5.9%
Hain Celestial Group, Inc. (The)*	140,717	9,012,924
Keurig Green Mountain, Inc.	91,133	10,182,290
McCormick & Co., Inc.	165,362	12,751,064
TreeHouse Foods, Inc.*	129,628	11,020,973

		42,967,251

Health Care Equipment & Supplies — 2.4%
Intuitive Surgical, Inc.*	19,381	9,787,986

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Teleflex, Inc.	62,937	$7,604,678

		17,392,664

Health Care Providers & Services — 1.8%
Cardinal Health, Inc.	41,299	3,728,061
Henry Schein, Inc.*	66,153	9,236,282

		12,964,343

Health Care Technology — 1.9%
Cerner Corp.*	122,264	8,957,061
HMS Holdings Corp.*(a)	301,179	4,653,216

		13,610,277

Hotels, Restaurants & Leisure — 3.0%
Chipotle Mexican Grill, Inc.*	14,953	9,727,525
Panera Bread Co. (Class A Stock)*	74,020	11,842,830

		21,570,355

Household Durables — 1.2%
Toll Brothers, Inc.*	214,359	8,432,883

Internet & Catalog Retail — 2.0%
Netflix, Inc.*	24,185	10,077,648
TripAdvisor, Inc.*	53,894	4,482,364

		14,560,012

Internet Software & Services — 3.3%
LinkedIn Corp. (Class A Stock)*	58,580	14,636,799
Pandora Media, Inc.*	184,609	2,992,512
Twitter, Inc.*	122,139	6,116,721

		23,746,032

IT Services — 2.9%
Fidelity National Information Services, Inc.	115,193	7,840,036
FleetCor Technologies, Inc.*	63,434	9,573,459
Global Payments, Inc.	39,583	3,628,969

		21,042,464

Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	144,566	6,006,717
Mettler-Toledo International, Inc.*	23,390	7,687,123

		13,693,840

Machinery — 3.1%
Flowserve Corp.	132,767	7,500,008
Graco, Inc.	155,738	11,238,054
Middleby Corp.*	35,671	3,661,628

		22,399,690

Multiline Retail — 1.1%
Burlington Stores, Inc.*	136,783	8,127,646

Oil, Gas & Consumable Fuels — 1.9%
Pioneer Natural Resources Co.	85,861	14,039,132

Pharmaceuticals — 2.5%
Mylan NV*	307,501	18,250,184

Real Estate Investment Trust (REIT) — 2.1%
Equinix, Inc.	65,568	15,267,509

Real Estate Management & Development — 1.4%
CBRE Group, Inc. (Class A Stock)*	254,151	9,838,185

Road & Rail — 1.8%
Kansas City Southern	125,653	12,826,658

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 1.0%
Broadcom Corp. (Class A Stock)	164,358	$7,115,880

Software — 6.1%
Guidewire Software, Inc.*	174,838	9,198,227
Intuit, Inc.	79,878	7,744,971
Red Hat, Inc.*	132,941	10,070,281
ServiceNow, Inc.*	140,382	11,059,294
Splunk, Inc.*(a)	98,326	5,820,899

		43,893,672

Specialty Retail — 6.9%
Advance Auto Parts, Inc.	83,644	12,520,670
Five Below, Inc.*(a)	237,382	8,443,678
L Brands, Inc.	80,129	7,555,363
Restoration Hardware Holdings, Inc.*(a)	70,003	6,943,598
Ulta Salon Cosmetics & Fragrance, Inc.*	93,937	14,170,396

		49,633,705

Textiles, Apparel & Luxury Goods — 7.1%
Kate Spade & Co.*	463,364	15,471,724
PVH Corp.	130,784	13,936,343
Under Armour, Inc. (Class A Stock)*	120,423	9,724,157
VF Corp.	162,224	12,217,089

		51,349,313

Trading Companies & Distributors — 2.3%
W.W. Grainger, Inc.(a)	69,333	16,349,415

Wireless Telecommunication Services — 2.0%
SBA Communications Corp. (Class A Stock)*	124,775	14,611,153

TOTAL LONG-TERM INVESTMENTS (cost $607,274,419)		715,809,678

	Shares	Value
SHORT-TERM INVESTMENT — 9.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $68,269,733; includes $61,143,090 of cash collateral received for securities on loan)(b)(w)	68,269,733	$68,269,733

TOTAL INVESTMENTS — 108.5% (cost $675,544,152)		784,079,411
Liabilities in excess of other assets — (8.5)%		(61,568,811)

NET ASSETS — 100.0%		$722,510,600

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,592,794; cash collateral of $ 61,143,090 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Auto Components	$11,068,808	$—	$—
Automobiles	6,074,052	—	—
Banks	19,665,038	—	—
Biotechnology	31,111,292	—	—
Chemicals	38,887,511	—	—
Consumer Finance	17,872,298	—	—
Distributors	10,045,745	—	—
Diversified Financial Services	17,592,057	—	—
Diversified Telecommunication Services	6,280,813	—	—
Electrical Equipment	41,040,373	—	—
Electronic Equipment, Instruments & Components	12,538,477	—	—
Energy Equipment & Services	14,949,672	—	—
Food & Staples Retailing	15,001,279	—	—
Food Products	42,967,251	—	—
Health Care Equipment & Supplies	17,392,664	—	—
Health Care Providers & Services	12,964,343	—	—
Health Care Technology	13,610,277	—	—
Hotels, Restaurants & Leisure	21,570,355	—	—
Household Durables	8,432,883	—	—
Internet & Catalog Retail	14,560,012	—	—
Internet Software & Services	23,746,032	—	—
IT Services	21,042,464	—	—
Life Sciences Tools & Services	13,693,840	—	—
Machinery	22,399,690	—	—
Multiline Retail	8,127,646	—	—
Oil, Gas & Consumable Fuels	14,039,132	—	—
Pharmaceuticals	18,250,184	—	—
Real Estate Investment Trust (REIT)	15,267,509	—	—
Real Estate Management & Development	9,838,185	—	—
Road & Rail	12,826,658	—	—
Semiconductors & Semiconductor Equipment	7,115,880	—	—
Software	43,893,672	—	—
Specialty Retail	49,633,705	—	—
Textiles, Apparel & Luxury Goods	51,349,313	—	—
Trading Companies & Distributors	16,349,415	—	—
Wireless Telecommunication Services	14,611,153	—	—
Affiliated Money Market Mutual Fund	68,269,733	—	—

Total	$784,079,411	$—	$—

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 73.6%
AFFILIATED MUTUAL FUND — 0.9%
AST Goldman Sachs Strategic Income Portfolio* (cost $28,896,401)	2,945,607	$28,366,191

COMMON STOCKS — 27.4%
Aerospace & Defense — 0.4%
Airbus Group NV (France)	13,292	864,122
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	3,878	18,313
AviChina Industry & Technology Co. Ltd. (China) (Class H Stock)	60,000	43,122
BAE Systems PLC (United Kingdom)	45,415	351,945
Boeing Co. (The)	8,545	1,282,434
CAE, Inc. (Canada)	9,000	105,025
Chemring Group PLC (United Kingdom)	13,256	40,942
Cobham PLC (United Kingdom)	30,490	137,347
Cubic Corp.	1,189	61,555
Ducommun, Inc.*	819	21,212
Elbit Systems Ltd. (Israel)	1,599	115,032
Embraer SA (Brazil), ADR	2,350	72,263
Exelis, Inc.	6,721	163,791
Finmeccanica SpA (Italy)*	13,711	162,860
General Dynamics Corp.	5,510	747,872
Honeywell International, Inc.	11,435	1,192,785
Huntington Ingalls Industries, Inc.	1,415	198,312
KLX, Inc.*	2,221	85,597
L-3 Communications Holdings, Inc.	3,009	378,502
Lockheed Martin Corp.	2,278	462,343
MacDonald Dettwiler & Associates Ltd. (Canada)	2,388	185,056
Meggitt PLC (United Kingdom)	2,438	19,818
MTU Aero Engines AG (Germany)	1,529	149,794
Northrop Grumman Corp.	3,562	573,340
Orbital ATK, Inc.	1,173	89,887
Precision Castparts Corp.	2,834	595,140
QinetiQ Group PLC (United Kingdom)	62,970	178,113
Raytheon Co.	7,121	777,969
Rockwell Collins, Inc.	2,355	227,375
Rolls-Royce Holdings PLC (United Kingdom)*	37,761	532,577
Saab AB (Sweden) (Class B Stock)	3,134	83,815
Safran SA (France)	6,985	488,051
Teledyne Technologies, Inc.*	703	75,031
Thales SA (France)	3,164	175,546
Triumph Group, Inc.	1,506	89,938
United Technologies Corp.	14,879	1,743,819
Vectrus, Inc.*	522	13,306
Zodiac Aerospace (France)	4,548	150,477

		12,654,426

Air Freight & Logistics — 0.1%
Bollore SA (France)	27,700	147,591
bpost SA (Belgium)	12,140	340,717
C.H. Robinson Worldwide, Inc.(a)	1,648	120,667
CTT-Correios de Portugal SA (Portugal)	66,449	711,481
Deutsche Post AG (Germany)	22,059	687,243
Expeditors International of Washington, Inc.	3,124	150,514
FedEx Corp.	5,757	952,496
Globaltrans Investment PLC (Cyprus), GDR	5,403	24,422
Hub Group, Inc. (Class A Stock)*	1,140	44,791
Hyundai Glovis Co. Ltd. (South Korea)	406	82,538
Kerry TJ Logistics Co. Ltd. (Taiwan)	9,000	11,201

	Shares	Value
COMMON STOCKS (Continued)
Air Freight & Logistics (cont’d.)
Oesterreichische Post AG (Austria)	1,218	$59,982
Royal Mail PLC (United Kingdom)	3,460	22,442
Sinotrans Ltd. (China) (Class H Stock)	67,000	38,514
TNT Express NV (Netherlands)	17,828	113,239
United Parcel Service, Inc. (Class B Stock)	5,330	516,690
Yamato Holdings Co. Ltd. (Japan)	10,500	242,011

		4,266,539

Airlines — 0.1%
Aegean Airlines SA (Greece)*	2,214	17,688
Air Arabia PJSC (United Arab Emirates)	307,760	118,641
Air China Ltd. (China) (Class H Stock)	84,000	85,705
ANA Holdings, Inc. (Japan)	50,000	133,858
Cathay Pacific Airways Ltd. (Hong Kong)	57,000	131,901
Cebu Air, Inc. (Philippines)	19,640	37,347
China Airlines Ltd. (Taiwan)*	127,000	65,144
China Eastern Airlines Corp. Ltd. (China) (Class H Stock)*	86,000	54,852
China Southern Airlines Co. Ltd. (China) (Class H Stock)	86,000	62,126
Deutsche Lufthansa AG (Germany)	21,398	299,628
easyJet PLC (United Kingdom)	5,264	146,504
Eva Airways Corp. (Taiwan)*	65,395	47,956
Grupo Aeromexico SAB de CV (Mexico)*	17,700	30,460
Hawaiian Holdings, Inc.*	1,813	39,931
Japan Airlines Co. Ltd. (Japan)	5,300	164,868
Korean Air Lines Co. Ltd. (South Korea)*	6,149	268,687
Republic Airways Holdings, Inc.*	4,633	63,704
SAS AB (Sweden)*	7,793	14,741
Singapore Airlines Ltd. (Singapore)	22,500	195,897
Southwest Airlines Co.	13,387	593,044
Thai Airways International PCL (Thailand)*	60,400	20,047
Turk Hava Yollari (Turkey)*	21,897	72,235
Westjet Airlines Ltd. (Canada) (Class VV Stock)	6,616	155,090

		2,820,054

Auto Components — 0.2%
ARB Corp. Ltd. (Australia)	3,887	36,641
Bridgestone Corp. (Japan)	26,200	1,049,046
Chaowei Power Holdings Ltd. (China)	63,000	30,961
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	62,350	143,122
Denso Corp. (Japan)	17,800	811,419
Depo Auto Parts Industrial Co. Ltd. (Taiwan)	5,000	21,212
Exedy Corp. (Japan)	2,400	57,164
FCC Co. Ltd. (Japan)	2,200	34,287
Federal Corp. (Taiwan)	33,000	18,174
Gajah Tunggal Tbk PT (Indonesia)	135,300	13,704
Halla Holdings Corp. (South Korea)	1,080	68,832
Hankook Tire Co. Ltd. (South Korea)	4,802	195,932
Hyundai Mobis Co. Ltd. (South Korea)	3,642	806,723
Hyundai Wia Corp. (South Korea)	815	103,789
Kenda Rubber Industrial Co. Ltd. (Taiwan)	25,470	49,831
Leoni AG (Germany)	7,280	459,860
Mahle-Metal Leve SA (Brazil)	1,000	6,182
Mando Corp. (South Korea)	432	62,173
Metair Investments Ltd. (South Africa)	3,665	10,140
Minth Group Ltd. (China)	30,000	59,155
Nan Kang Rubber Tire Co. Ltd. (Taiwan)	38,000	37,161
NGK Spark Plug Co. Ltd. (Japan)	5,200	139,589

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Nifco, Inc. (Japan)	3,000	$103,414
Piolax, Inc. (Japan)	1,700	69,239
Pirelli & C. SpA (Italy)	9,208	152,417
SL Corp. (South Korea)	810	13,638
Somboon Advance Technology PCL (Thailand)	33,000	19,674
Sumitomo Riko Co. Ltd. (Japan)	4,100	35,934
Sumitomo Rubber Industries Ltd. (Japan)	9,400	173,274
Sungwoo Hitech Co. Ltd. (South Korea)	4,327	43,813
Tianneng Power International Ltd. (China)	90,000	30,136
Tong Yang Industry Co. Ltd. (Taiwan)	28,000	32,703
Toyo Tire & Rubber Co. Ltd. (Japan)	5,000	89,826
Toyota Industries Corp. (Japan)	8,600	491,893
Tupy SA (Brazil)	4,000	20,755
Unipres Corp. (Japan)	3,700	75,454
Xinchen China Power Holdings Ltd. (China)*.	61,000	23,873
Xingda International Holdings Ltd. (China)	97,000	26,587
Xinyi Glass Holdings Ltd. (Hong Kong)	156,000	96,252
Yokohama Rubber Co. Ltd. (The) (Japan)	11,000	113,389

		5,827,368

Automobiles — 0.6%
Astra International Tbk PT (Indonesia)	365,600	239,457
BAIC Motor Co.,Ltd. (China) (Class H Stock)*(g)	51,500	64,303
Bayerische Motoren Werke AG (Germany)	12,401	1,544,354
China Motor Corp. (Taiwan)	44,000	38,076
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	41,600	113,902
Daihatsu Motor Co. Ltd. (Japan)	9,800	149,897
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	176,000	281,501
Ford Otomotiv Sanayi A/S (Turkey)*	2,063	26,572
Geely Automobile Holdings Ltd. (China)	260,000	133,561
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	128,000	122,283
Honda Motor Co. Ltd. (Japan)	84,200	2,748,536
Hyundai Motor Co. (South Korea)	8,599	1,302,247
Kia Motors Corp. (South Korea)	19,302	784,393
Mitsubishi Motors Corp. (Japan)	32,100	289,438
Nissan Motor Co. Ltd. (Japan)	122,800	1,248,944
Oriental Holdings Bhd (Malaysia)	8,700	15,786
Piaggio & C SpA (Italy)*(a)	17,062	51,993
Qingling Motors Co. Ltd. (China) (Class H Stock)	130,000	47,455
Sanyang Motor Co. Ltd. (Taiwan)*	40,000	33,441
Tan Chong Motor Holdings Bhd (Malaysia)	12,800	10,472
Toyota Motor Corp. (Japan)	110,100	7,685,390
UMW Holdings Bhd (Malaysia)	20,500	60,073
Volkswagen AG (Germany)	1,671	429,650
Yulon Motor Co. Ltd. (Taiwan)	56,000	76,411

		17,498,135

Banks — 2.7%
77 Bank Ltd. (The) (Japan)	80,000	452,738
Agricultural Bank of China Ltd. (China) (Class H Stock)	1,334,000	660,453
Aichi Bank Ltd. (The) (Japan)	400	20,422
Ajman Bank PJSC (United Arab Emirates)*	81,031	46,857
Al Khalij Commercial Bank (Qatar)	6,261	34,547
Albaraka Turk (Turkey)	12,991	8,580

Shares		Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Alior Bank SA (Poland)*	2,325	$51,016
Alliance Financial Group Bhd (Malaysia)	18,700	24,159
AMMB Holdings Bhd (Malaysia)	51,100	87,652
Aozora Bank Ltd. (Japan)	52,000	184,317
Associated Banc-Corp.	6,970	129,642
Attijariwafa Bank (Morocco)	2,679	100,983
Australia & New Zealand Banking Group Ltd. (Australia)	65,836	1,831,569
Awa Bank Ltd. (The) (Japan)	13,000	73,648
Banca Carige SpA (Italy)*	895,359	68,626
Banca Popolare di Milano Scarl (Italy)*	180,010	181,637
Banca Popolare di Sondrio Scarl (Italy)	30,393	137,971
Banco Bradesco SA (Brazil)	10,560	100,321
Banco Bradesco SA (Brazil), ADR	6,160	57,165
Banco de Bogota SA (Colombia)	1,681	35,650
Banco de Chile (Chile)	625,436	70,095
Banco de Credito e Inversiones (Chile)	2,117	94,629
Banco de Sabadell SA (Spain)	186,485	455,648
Banco Santander Brasil SA (Brazil), ADS	32,600	143,766
Banco Santander SA (Spain)	464,228	3,480,012
Bancolombia SA (Colombia)	5,832	54,866
BanColombia SA (Colombia), ADR	3,438	135,217
BancorpSouth, Inc.	3,832	88,979
Bangkok Bank PCL (Thailand)	19,300	109,984
Bank Bukopin Tbk PT (Indonesia)	478,300	25,944
Bank Central Asia Tbk PT (Indonesia)	195,700	221,797
Bank Danamon Indonesia Tbk PT (Indonesia)	131,800	51,636
Bank Handlowy w Warszawie SA (Poland)	1,097	31,335
Bank Hapoalim BM (Israel)	78,285	376,422
Bank Mandiri Persero Tbk PT (Indonesia)	190,500	181,674
Bank Millennium SA (Poland)	29,373	51,401
Bank Negara Indonesia Persero Tbk PT (Indonesia)	193,900	107,049
Bank of China Ltd. (China) (Class H Stock)	3,589,000	2,074,714
Bank of Chongqing Co. Ltd. (China) (Class H Stock)	176,500	145,688
Bank of Communications Co. Ltd. (China) (Class H Stock)	1,414,000	1,215,259
Bank of East Asia Ltd. (The) (Hong Kong)	66,436	264,647
Bank of Hawaii Corp.(a)	2,046	125,236
Bank of Iwate Ltd. (The) (Japan)	1,900	82,185
Bank of Kyoto Ltd. (The) (Japan)	20,000	209,618
Bank of Montreal (Canada)	22,300	1,336,363
Bank of Nova Scotia (The) (Canada)	37,300	1,871,258
Bank of Okinawa Ltd. (The) (Japan)	1,200	50,401
Bank of the Ozarks, Inc.(a)	3,508	129,550
Bank of the Philippine Islands (Philippines)	43,820	98,463
Bank of The Ryukyus Ltd. (Japan)	7,400	106,123
Bank of Yokohama Ltd. (The) (Japan)	66,000	386,538
Bank Otkritie Financial Corp. OJSC (Russia), GDR*	2,714	26,334
Bank Tabungan Negara Tbk PT (Indonesia)	329,700	31,601
Bank Zachodni WBK SA (Poland)	1,090	99,125
Bankia SA (Spain)*	141,482	197,172
BankUnited, Inc.	4,628	151,521
Banque Cantonale Vaudoise (Switzerland)*	148	84,851
Banque Centrale Populaire (Morocco)	3,750	85,566
Banregio Grupo Financiero SAB de CV (Mexico)*	6,000	30,567
Barclays Africa Group Ltd. (South Africa)	9,716	148,074

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
BB&T Corp.	21,492	$837,973
BBVA Banco Continental SA (Peru)	15,625	21,900
BDO Unibank, Inc. (Philippines)	49,820	138,061
Bendigo Adelaide Bank Ltd. (Australia)	19,939	189,996
Berner Kantonalbank AG (Switzerland)	939	198,757
BOC Hong Kong Holdings Ltd. (Hong Kong)	111,000	395,877
CaixaBank SA (Spain)	130,808	620,348
Canadian Imperial Bank of Commerce (Canada)	12,700	920,701
Canadian Western Bank (Canada)	8,537	186,910
Capitec Bank Holdings Ltd. (South Africa)	1,415	61,236
Cardinal Financial Corp.	1,642	32,807
Chang Hwa Commercial Bank Ltd. (Taiwan)	252,960	146,133
Chiba Bank Ltd. (The) (Japan)	37,000	271,175
China Banking Corp. (Philippines)	9,190	9,560
China Construction Bank Corp. (China) (Class H Stock)	3,694,000	3,065,973
China Development Financial Holding Corp. (Taiwan)	660,000	228,492
Chugoku Bank Ltd. (The) (Japan)	7,500	111,990
CIMB Group Holdings Bhd (Malaysia)	110,700	185,836
CIT Group, Inc.	8,165	368,405
City National Corp.	2,014	179,407
Columbia Banking System, Inc.	1,231	35,662
Commerce Bancshares, Inc.	4,004	169,449
Commercial Bank of Qatar QSC (The) (Qatar)	5,096	76,966
Commonwealth Bank of Australia (Australia)	30,499	2,163,312
Community Bank System, Inc.	1,993	70,532
Corpbanca SA (Chile)	6,453,612	68,246
Credicorp Ltd. (Peru), (LMA)	234	32,971
Credicorp Ltd. (Peru), (NYSE)	1,259	177,053
Credito Valtellinese Scarl (Italy)*	91,732	123,030
CTBC Financial Holding Co. Ltd. (Taiwan)	639,000	424,147
Cullen/Frost Bankers, Inc.(a)	3,477	240,191
Daishi Bank Ltd. (The) (Japan)	28,000	98,539
DBS Group Holdings Ltd. (Singapore)	65,770	975,228
DGB Financial Group, Inc. (South Korea)	8,406	91,612
Doha Bank QSC (Qatar)	4,627	63,830
Dubai Islamic Bank PJSC (United Arab Emirates)	156,419	263,139
E. Sun Financial Holding Co. Ltd. (Taiwan)	308,029	188,340
East West Bancorp, Inc.	4,502	182,151
East West Banking Corp. (Philippines)*	42,300	23,205
Espirito Santo Financial Group SA (Portugal)*	11,519	—
Far Eastern International Bank (Taiwan)	170,318	59,354
Fifth Third Bancorp	26,520	499,902
First Financial Holding Co. Ltd. (Taiwan)	401,169	238,231
First Niagara Financial Group, Inc.	17,216	152,189
First Republic Bank	2,905	165,846
FirstMerit Corp.	8,003	152,537
FNB Corp.	8,038	105,619
Fukuoka Financial Group, Inc. (Japan)	46,000	236,554
Fulton Financial Corp.	9,510	117,353
Glacier Bancorp, Inc.	2,858	71,879
Grupo Aval Acciones y Valores (Colombia)	20,308	9,060
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	55,700	140,368
Grupo Security SA (Chile)	207,871	64,908
Gunma Bank Ltd. (The) (Japan)	26,000	175,643

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Hachijuni Bank Ltd. (The) (Japan)	26,000	$183,329
Hancock Holding Co.	3,999	119,410
Hang Seng Bank Ltd. (Hong Kong)	17,400	314,920
Higo Bank Ltd. (The) (Japan)	21,000	128,675
Hilltop Holdings, Inc.*	5,608	109,020
Hiroshima Bank Ltd. (The) (Japan)	40,000	215,574
Hokkoku Bank Ltd. (The) (Japan)	122,000	425,149
Hokuhoku Financial Group, Inc. (Japan)	75,000	167,181
Hong Leong Bank Bhd (Malaysia)	16,100	61,992
HSBC Holdings PLC (United Kingdom)	603,868	5,145,792
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	407,880	233,027
Huishang Bank Corp. Ltd. (China) (Class H Stock)	565,000	254,523
Hyakugo Bank Ltd. (The) (Japan)	21,000	97,384
Hyakujushi Bank Ltd. (The) (Japan)	25,000	82,547
Iberiabank Corp.	1,613	101,667
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	3,814,000	2,821,148
ING Bank Slaski SA (Poland)	1,145	41,334
Intercorp Financial Services, Inc. (Peru)	323	9,364
Itau Unibanco Holding SA (Brazil)	4,892	49,540
Itausa - Investimentos Itau SA (Brazil)	16,742	52,982
Iyo Bank Ltd. (The) (Japan)	14,000	166,030
Joyo Bank Ltd. (The) (Japan)	20,000	102,783
Juroku Bank Ltd. (The) (Japan)	24,000	88,067
Jyske Bank A/S (Denmark)*	5,801	243,875
Kagoshima Bank Ltd. (The) (Japan)	19,000	129,134
Keiyo Bank Ltd. (The) (Japan)	18,000	104,199
Kiatnakin Bank PCL (Thailand)	26,700	32,001
King’s Town Bank Co. Ltd. (Taiwan)	64,000	61,208
Kiyo Bank Ltd. (The) (Japan)	4,100	57,053
Komercni Banka A/S (Czech Republic)	598	128,988
Laurentian Bank of Canada (Canada)	8,549	318,930
LegacyTexas Financial Group, Inc.	1,826	41,505
LH Financial Group PCL (Thailand)	1,035,200	57,323
Luzerner Kantonalbank AG (Switzerland)	424	155,542
M&T Bank Corp.(a)	3,700	469,900
Malayan Banking Bhd (Malaysia)	101,200	254,958
MB Financial, Inc.	2,850	89,233
Mega Financial Holding Co. Ltd. (Taiwan)	464,932	385,127
Metropolitan Bank & Trust Co (Philippines)	24,686	53,779
Mizrahi Tefahot Bank Ltd. (Israel)*	14,494	147,082
Mizuho Financial Group, Inc. (Japan)	1,356,500	2,384,018
Musashino Bank Ltd. (The) (Japan)	3,000	100,620
Nanto Bank Ltd. (The) (Japan)	14,000	48,535
National Australia Bank Ltd. (Australia)	56,071	1,641,438
National Bank of Canada (Canada)	12,500	456,358
Nedbank Group Ltd. (South Africa)	5,285	103,509
Nishi-Nippon City Bank Ltd. (The) (Japan)	104,000	301,449
North Pacific Bank Ltd. (Japan)	30,800	116,243
Ogaki Kyoritsu Bank Ltd. (The) (Japan)	32,000	101,180
Oita Bank Ltd. (The) (Japan)	14,000	54,361
Old National Bancorp	7,707	109,362
OTP Bank PLC (Hungary)	12,867	242,911
Oversea-Chinese Banking Corp. Ltd. (Singapore)	97,605	751,598
PacWest Bancorp	1,824	85,527
Pinnacle Financial Partners, Inc.	979	43,526
PNC Financial Services Group, Inc. (The)	15,582	1,452,866

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	40,572	$363,137
Prosperity Bancshares, Inc.	2,622	137,603
Public Bank Bhd (Malaysia)	30,100	153,446
Qatar International Islamic Bank (Qatar)	1,587	34,151
Qatar Islamic Bank SAQ (Qatar)	2,546	69,294
Qatar National Bank SAQ (Qatar)	5,015	266,477
Resona Holdings, Inc. (Japan)	145,700	723,075
RHB Capital Bhd (Malaysia)	41,800	89,249
Rizal Commercial Banking Corp. (Philippines)	37,500	37,878
Royal Bank of Canada (Canada)	39,000	2,347,606
San-In Godo Bank Ltd. (The) (Japan)	17,000	140,336
Security Bank Corp. (Philippines)	13,830	53,238
Senshu Ikeda Holdings, Inc. (Japan)	18,000	85,472
Seven Bank Ltd. (Japan)	12,800	63,113
Shiga Bank Ltd. (The) (Japan)	17,000	84,862
Shizuoka Bank Ltd. (The) (Japan)	24,000	239,368
Signature Bank*	864	111,957
SinoPac Financial Holdings Co. Ltd. (Taiwan)	522,000	217,589
Sociedad Matriz Banco de Chile (Chile) (Class B Stock)	143,959	42,037
Sparebank 1 Nord Norge (Norway)	12,684	64,241
SpareBank 1 SMN (Norway)	11,692	86,294
SpareBank 1 SR Bank ASA (Norway)	8,363	58,276
St Galler Kantonalbank AG (Switzerland)	277	98,409
Standard Bank Group Ltd. (South Africa)	32,258	445,771
Sterling Bancorp	5,814	77,966
Suruga Bank Ltd. (Japan)	5,100	105,910
Svenska Handelsbanken AB (Sweden) (Class A Stock)	14,557	655,597
Swedbank AB (Sweden) (Class A Stock)	27,415	654,498
Sydbank A/S (Denmark)	5,723	179,145
Ta Chong Bank Ltd. (Taiwan)*	194,000	65,963
Taichung Commercial Bank Co. Ltd. (Taiwan)	222,204	75,606
Taishin Financial Holding Co. Ltd. (Taiwan)	430,000	182,487
Taiwan Business Bank (Taiwan)*	466,460	141,480
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	629,405	318,509
TCF Financial Corp.	4,930	77,500
Thanachart Capital PCL (Thailand)	45,800	48,911
Tisco Financial Group PCL (Thailand)	25,300	35,571
TMB Bank PCL (Thailand)	884,900	81,039
Tochigi Bank Ltd. (The) (Japan)	9,000	46,427
Toho Bank Ltd. (The) (Japan)	20,000	82,304
Tokyo TY Financial Group, Inc. (Japan)	2,000	53,599
TOMONY Holdings, Inc. (Japan)	13,900	62,868
Toronto-Dominion Bank (The) (Canada)	55,000	2,354,072
Trustmark Corp.	5,797	140,751
TSB Banking Group PLC (United Kingdom)*(g)	17,437	86,341
Turkiye Garanti Bankasi A/S (Turkey)	70,781	230,823
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	37,747	28,833
U.S. Bancorp	37,506	1,637,887
UMB Financial Corp.	1,581	83,619
Umpqua Holdings Corp.	9,189	157,867
Union Bank of Philippines, Inc. (Philippines)*	13,464	20,829

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Union Bank of Taiwan (Taiwan)*	191,922	$65,284
Unione di Banche Italiane ScpA (Italy)	87,891	685,467
United Bankshares, Inc.	2,594	97,483
United Overseas Bank Ltd. (Singapore)	50,500	846,489
Valiant Holding AG (Switzerland)	1,474	124,527
Valley National Bancorp(a)	4,717	44,528
VTB Bank OJSC (Russia), GDR	79,285	160,758
Wells Fargo & Co.	116,804	6,354,138
Westpac Banking Corp. (Australia)	61,737	1,845,383
Wintrust Financial Corp.	2,425	115,624
Yamaguchi Financial Group, Inc. (Japan)	18,000	206,879
Yamanashi Chuo Bank Ltd. (The) (Japan)	13,000	56,951

		80,745,412

Beverages — 0.5%
AMBEV SA (Brazil), ADR(a)	34,200	196,992
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)*	5,841	48,719
Anheuser-Busch InBev NV (Belgium)	16,236	1,983,469
Arca Continental SAB de CV (Mexico)*	11,300	69,488
Asahi Group Holdings Ltd. (Japan)	11,900	377,331
Britvic PLC (United Kingdom)	7,558	82,054
Brown-Forman Corp. (Class B Stock)	1,575	142,301
Carlsberg A/S (Denmark) (Class B Stock)	5,289	436,112
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,500	5,497
Cia Cervecerias Unidas SA (Chile)	2,631	27,339
Cia Cervecerias Unidas SA (Chile), ADR	315	6,539
Coca-Cola Amatil Ltd. (Australia)	11,539	94,474
Coca-Cola Co. (The)	56,688	2,298,698
Coca-Cola East Japan Co. Ltd. (Japan)	2,800	57,065
Coca-Cola Enterprises, Inc.	4,570	201,994
Coca-Cola Femsa SAB de CV (Mexico), ADR	640	51,110
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	7,300	58,157
Coca-Cola Icecek A/S (Turkey)	1,114	18,812
Coca-Cola West Co. Ltd. (Japan)	5,600	92,530
Constellation Brands, Inc. (Class A Stock)*	2,743	318,764
Cott Corp. (Canada)	4,700	43,937
Davide Campari-Milano SpA (Italy)	6,769	47,223
Diageo PLC (United Kingdom)	32,499	898,084
Distell Group Ltd. (South Africa)	643	8,121
Dr. Pepper Snapple Group, Inc.	3,959	310,702
Fomento Economico Mexicano SAB de CV (Mexico), ADR*	6,810	636,735
Fraser & Neave Holdings Bhd (Malaysia)	2,700	13,227
Heineken Holding NV (Netherlands)	1,951	134,256
Heineken NV (Netherlands)	3,307	252,411
Hey Song Corp. (Taiwan)	42,000	50,856
Hite Jinro Co. Ltd. (South Korea)	2,810	56,178
Ito En Ltd. (Japan)	3,400	73,344
Kirin Holdings Co. Ltd. (Japan)	26,200	343,646
LT Group, Inc. (Philippines)	87,100	31,705
Molson Coors Brewing Co. (Class B Stock)	4,530	337,259
Monster Beverage Corp.*	837	115,837
PepsiCo, Inc.	20,161	1,927,795
Pernod Ricard SA (France)	5,616	664,043
Remy Cointreau SA (France)	871	64,149
SABMiller PLC (United Kingdom)	14,348	751,570
Sapporo Holdings Ltd. (Japan)	19,000	75,176
Suntory Beverage & Food Ltd. (Japan)	1,600	68,511

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Takara Holdings, Inc. (Japan)	7,000	$50,600
Thai Beverage PCL (Thailand)	211,500	117,753
Tibet 5100 Water Resources Holdings Ltd. (Hong Kong)	83,000	26,230
Treasury Wine Estates Ltd. (Australia)	86,674	336,764
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	8,000	53,644
Vina Concha y Toro SA (Chile)	14,951	30,805
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	11,400	40,673

		14,128,679

Biotechnology — 0.2%
Actelion Ltd. (Switzerland)*	5,107	589,008
Amgen, Inc.	11,290	1,804,707
Celgene Corp.*	10,285	1,185,655
CSL Ltd. (Australia)	5,029	351,841
Gilead Sciences, Inc.*	28,927	2,838,606
Grifols SA (Spain)	3,485	149,327
Myriad Genetics, Inc.*(a)	1,523	53,914
PharmaEngine, Inc. (Taiwan)*	2,000	16,938
Sirtex Medical Ltd. (Australia)	8,388	132,334
United Therapeutics Corp.*	983	169,504
Vertex Pharmaceuticals, Inc.*	1,371	161,737

		7,453,571

Building Products — 0.1%
Aica Kogyo Co. Ltd. (Japan)	2,000	46,571
Asahi Glass Co. Ltd. (Japan)	55,000	360,250
Assa Abloy AB (Sweden) (Class B Stock)	6,349	378,180
Bolina Holding Co. Ltd. (China)	94,000	35,162
Byucksan Corp. (South Korea)	52,042	320,351
Central Glass Co. Ltd. (Japan)	21,000	99,117
Dynasty Ceramic PCL (Thailand)	104,000	20,135
Geberit AG (Switzerland)	2,233	835,624
LG Hausys Ltd. (South Korea)	602	93,485
LIXIL Group Corp. (Japan)	10,300	243,758
National Central Cooling Co. (United Arab Emirates)	210,222	61,536
Nichiha Corp. (Japan)	2,900	33,935
Noritz Corp. (Japan)	3,500	57,429
Sankyo Tateyama, Inc. (Japan)	1,700	32,834
Sanwa Holdings Corp. (Japan)	10,000	74,183
TOTO Ltd. (Japan)	8,000	118,792
Trakya Cam Sanayii A/S (Turkey)	19,110	21,661
Xxentria Technology Materials Corp. (Taiwan)	4,251	13,508
Yuanda China Holdings Ltd. (China)	144,000	10,587

		2,857,098

Capital Markets — 0.2%
Administradora de Fondos de Pensiones
Habitat SA (Chile)	26,287	38,729
Alaris Royalty Corp. (Canada)	1,100	28,678
Ashmore Group PLC (United Kingdom)(a)	103,458	436,047
Aurelius AG (Germany)	1,692	70,661
Banca Generali SpA (Italy)	1,231	38,598
Bank of New York Mellon Corp. (The)	30,753	1,237,501
Brait SE (South Africa)*	9,027	62,145
Capital Securities Corp. (Taiwan)	226,000	73,948
Central China Securities Co. Ltd. (China)*	14,000	13,110

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
CETIP SA - Mercados Organizados (Brazil)	3,000	$29,938
China Bills Finance Corp. (Taiwan)	93,000	35,072
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)*	538,000	266,467
CI Financial Corp. (Canada)	6,600	184,522
Close Brothers Group PLC (United Kingdom)	23,799	548,953
Coronation Fund Managers Ltd. (South Africa)	2,773	22,414
Daishin Securities Co. Ltd. (South Korea)	6,000	64,206
GIMV NV (Belgium)	2,750	123,866
Grupo BTG Pactual (Brazil), UTS	6,500	51,608
Guoco Group Ltd. (Hong Kong)	6,000	70,222
Hargreaves Lansdown PLC (United Kingdom)	2,920	49,807
Henderson Group PLC (United Kingdom)	57,194	239,351
IGM Financial, Inc. (Canada)	2,600	92,397
Interactive Brokers Group, Inc. (Class A Stock)	3,487	118,628
Jih Sun Financial Holdings Co. Ltd. (Taiwan)	115,883	30,846
Julius Baer Group Ltd. (Switzerland)*	16,760	837,729
Jupiter Fund Management PLC (United Kingdom)	65,626	398,162
LPL Financial Holdings, Inc.(a)	1,473	64,606
Macquarie Korea Infrastructure Fund (South Korea)	22,699	160,199
Masterlink Securities Corp. (Taiwan)	110,308	36,960
Mediobanca SpA (Italy)	28,474	272,424
Northern Trust Corp.	3,416	237,924
OSK Holdings Bhd (Malaysia)	78,800	46,572
Partners Group Holding AG (Switzerland)	298	88,842
Peregrine Holdings Ltd. (South Africa)	12,633	27,141
President Securities Corp. (Taiwan)	63,000	32,786
SEI Investments Co.	2,700	119,043
SVG Capital PLC (United Kingdom)*	8,894	66,645
Waterland Financial Holdings Co. Ltd. (Taiwan)	279,784	77,345

		6,394,092

Chemicals — 0.6%
Achem Technology Corp. (Taiwan)	53,000	31,558
ADEKA Corp. (Japan)	8,100	104,619
Aeci Ltd. (South Africa)	2,990	29,582
Air Liquide SA (France)	5,521	710,767
Air Products & Chemicals, Inc.	2,157	326,311
Air Water, Inc. (Japan)	5,000	89,289
Airgas, Inc.	947	100,486
Akzo Nobel NV (Netherlands)	4,947	374,039
Alent PLC (United Kingdom)	66,050	365,876
American Vanguard Corp.	1,159	12,309
Asahi Kasei Corp. (Japan)	41,000	391,535
Asia Polymer Corp. (Taiwan)	15,000	10,121
BASF SE (Germany)	19,384	1,918,922
Batu Kawan Bhd (Malaysia)	15,200	74,900
Calgon Carbon Corp.	1,719	36,219
China BlueChemical Ltd. (China) (Class H Stock)	116,000	44,269
China Petrochemical Development Corp. (Taiwan)*	178,000	62,755
China Sanjiang Fine Chemicals Co. Ltd. (China)	67,000	20,258

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
China Steel Chemical Corp. (Taiwan)	1,000	$4,742
China Synthetic Rubber Corp. (Taiwan)	30,000	31,077
Chr. Hansen Holding A/S (Denmark)	2,325	106,750
Chugoku Marine Paints Ltd. (Japan)	8,000	72,330
Croda International PLC (United Kingdom)	2,780	112,751
Denki Kagaku Kogyo KK (Japan)	130,000	512,159
DuluxGroup Ltd. (Australia)	18,009	87,619
E.I. du Pont de Nemours & Co.	11,312	808,469
Ecolab, Inc.	2,794	319,578
Eternal Chemical Co. Ltd. (Taiwan)	33,990	36,390
Formosa Chemicals & Fibre Corp. (Taiwan)	103,890	237,877
Formosa Plastics Corp. (Taiwan)	130,600	316,408
Fufeng Group Ltd. (China)	69,000	41,880
Fujimi, Inc. (Japan)	4,000	68,900
Fujimori Kogyo Co. Ltd. (Japan)	1,600	47,378
Givaudan SA (Switzerland)*	132	238,477
Grand Pacific Petrochemical (Taiwan)	39,000	22,017
Gubre Fabrikalari TAS (Turkey)	6,279	15,437
Hitachi Chemical Co. Ltd. (Japan)	2,100	44,842
Ho Tung Chemical Corp. (Taiwan)*	60,900	17,767
Huabao International Holdings Ltd. (Hong Kong)	103,000	76,583
International Flavors & Fragrances, Inc.	1,279	150,155
K+S AG (Germany)	5,610	182,785
Kaneka Corp. (Japan)	15,000	105,458
Kansai Paint Co. Ltd. (Japan)	6,000	109,199
Kolon Industries, Inc. (South Korea)	1,706	76,909
Koninklijke DSM NV (Netherlands)	5,503	306,705
Koninklijke Ten Cate NV (Netherlands)	2,282	51,515
Kuraray Co. Ltd. (Japan)	11,700	158,415
Kureha Corp. (Japan)	17,000	72,863
LCY Chemical Corp. (Taiwan)	56,000	29,802
Lenzing AG (Austria)	1,080	72,738
Linde AG (Germany)	4,307	875,822
Lintec Corp. (Japan)	2,100	49,953
Methanex Corp. (Canada)	4,055	217,101
Monsanto Co.	6,466	727,684
Nantex Industry Co. Ltd. (Taiwan)	12,480	6,817
Nihon Nohyaku Co. Ltd. (Japan)	3,000	30,005
Nippon Kayaku Co. Ltd. (Japan)	6,000	75,124
Nippon Paint Holdings Co. Ltd. (Japan)	3,100	113,326
Nippon Shokubai Co. Ltd. (Japan)	6,000	87,823
Nitto Denko Corp. (Japan)	3,000	200,322
NOF Corp. (Japan)	11,000	81,599
Novozymes A/S (Denmark) (Class B Stock)	3,286	150,003
Nufarm Ltd. (Australia)	8,936	45,091
OCI Materials Co. Ltd. (South Korea)	6,545	556,500
OCI NV (Netherlands)*	1,555	48,123
Omnia Holdings Ltd. (South Africa)	1,680	23,893
Petkim Petrokimya Holding A/S (Turkey)	17,470	23,211
Phosagro OAO (Russia), GDR, RegS	3,328	37,775
Potash Corp. of Saskatchewan, Inc. (Canada)	15,000	483,558
PPG Industries, Inc.	1,670	376,652
Praxair, Inc.	3,147	379,969
Rotam Global Agrosciences Ltd. (Hong Kong)	11,360	16,753
RPM International, Inc.	1,580	75,824
Scotts Miracle-Gro Co. (The) (Class A Stock)	1,122	75,365
Sensient Technologies Corp.	2,659	183,152

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Sesoda Corp. (Taiwan)	11,250	$14,226
Sherwin-Williams Co. (The)	691	196,590
Shin-Etsu Chemical Co. Ltd. (Japan)	8,700	568,006
Showa Denko KK (Japan)	84,000	106,967
Sigma-Aldrich Corp.	1,742	240,832
Sinon Corp. (Taiwan)	25,000	13,534
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	139,000	51,814
SK Chemicals Co. Ltd. (South Korea)	1,500	85,835
Solar Applied Materials Technology Co. (Taiwan)	34,000	28,677
Soulbrain Co. Ltd. (South Korea)	10,711	448,213
Stella Chemifa Corp. (Japan)	2,100	23,670
Sumitomo Bakelite Co. Ltd. (Japan)	20,000	88,945
Symrise AG (Germany)	6,249	394,020
Syngenta AG (Switzerland)	1,678	570,065
Taiwan Fertilizer Co. Ltd. (Taiwan)	27,000	46,784
Taiyo Nippon Sanso Corp. (Japan)	12,000	163,293
Tikkurila OYJ (Finland)	5,316	101,371
Toagosei Co. Ltd. (Japan)	18,000	82,106
Tokyo Ohka Kogyo Co. Ltd. (Japan)	2,900	93,697
Toray Industries, Inc. (Japan)	50,000	418,499
Toyobo Co. Ltd. (Japan)	37,000	49,886
TSRC Corp. (Taiwan)	24,150	25,794
UPC Technology Corp. (Taiwan)	59,000	21,677
Uralkali PJSC (Russia), GDR, RegS	6,766	88,777
USI Corp. (Taiwan)	35,000	18,091
Valspar Corp. (The)	1,091	91,677
Victrex PLC (United Kingdom)	13,018	361,594
Yara International ASA (Norway)	4,865	247,010
Yingde Gases Group Co. Ltd. (China)	39,500	29,451
Yip’s Chemical Holdings Ltd. (Hong Kong)	52,000	29,247

		18,881,583

Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	2,545	81,084
Aeon Delight Co. Ltd. (Japan)	100	2,391
Babcock International Group PLC (United Kingdom)	9,026	131,669
Bilfinger SE (Germany)	2,297	132,767
Blue Label Telecoms Ltd. (South Africa)	33,144	23,774
Brady Corp. (Class A Stock)	2,528	71,517
Brambles Ltd. (Australia)	20,165	176,347
Cabcharge Australia Ltd. (Australia)	10,040	35,315
China Everbright International Ltd. (China)	42,000	70,442
Cintas Corp.	1,925	157,138
Clean Harbors, Inc.*(a)	1,697	96,356
Cleanaway Co. Ltd. (Taiwan)	1,000	5,570
Copart, Inc.*	2,663	100,049
Covanta Holding Corp.	3,339	74,894
Dai Nippon Printing Co. Ltd. (Japan)	19,000	184,550
Daiseki Co. Ltd. (Japan)	1,300	23,442
Duskin Co. Ltd. (Japan)	8,100	140,271
G4S PLC (United Kingdom)	34,101	149,479
Gategroup Holding AG (Switzerland)*	22,704	766,161
Healthcare Services Group, Inc.(a)	710	22,812
Intrum Justitia AB (Sweden)	2,748	77,094
Kaba Holding AG (Switzerland) (Class B Stock)*	137	82,316
KAR Auction Services, Inc.	3,055	115,876
Kokuyo Co. Ltd. (Japan)	8,300	77,497

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Lassila & Tikanoja OYJ (Finland)	4,596	$85,429
Loomis AB (Sweden) (Class B Stock)	1,288	39,447
Mitie Group PLC (United Kingdom)	16,818	68,691
Moshi Moshi Hotline, Inc. (Japan)	2,700	29,461
Nissha Printing Co. Ltd. (Japan)	1,600	29,169
Okamura Corp. (Japan)	4,000	32,172
Park24 Co. Ltd. (Japan)	2,600	53,195
Pilot Corp. (Japan)	500	28,117
Progressive Waste Solutions Ltd. (Canada)	8,429	247,436
Recall Holdings Ltd. (Australia)	4,459	26,236
Regus PLC (United Kingdom)	218,195	705,102
Republic Services, Inc.	7,830	317,585
RPS Group PLC (United Kingdom)	10,713	35,804
S-1 Corp. (South Korea)	1,202	90,816
Sato Holdings Corp. (Japan)	2,700	61,222
Secom Co. Ltd. (Japan)	4,600	306,822
Securitas AB (Sweden) (Class B Stock)	11,038	158,466
Serco Group PLC (United Kingdom)	18,693	38,238
Societe BIC SA (France)	996	141,900
Sohgo Security Services Co. Ltd. (Japan)	2,500	85,072
Stericycle, Inc.*	1,219	171,184
Taiwan Secom Co. Ltd. (Taiwan)	9,135	24,670
Taiwan Sogo Shin Kong Security Corp. (Taiwan)	15,150	19,561
Team, Inc.*	355	13,838
Toppan Forms Co. Ltd. (Japan)	6,400	72,501
Toppan Printing Co. Ltd. (Japan)	26,000	200,001
Transcontinental, Inc. (Canada) (Class A Stock)	3,800	52,505
Tyco International PLC	6,562	282,560
United Stationers, Inc.	1,251	51,278
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	1,300	18,252
Waste Connections, Inc.	3,536	170,223
Waste Management, Inc.	7,607	412,528
YC Co. Ltd. (Taiwan)	41,476	20,289

		6,888,581

Communications Equipment — 0.3%
Accton Technology Corp. (Taiwan)	41,000	21,249
ADTRAN, Inc.	2,532	47,272
Alpha Networks, Inc. (Taiwan)	28,000	18,762
Arcadyan Technology Corp. (Taiwan)	3,000	4,112
Arista Networks, Inc.*	559	39,426
China All Access Holdings Ltd. (Hong Kong)	62,000	23,192
Cisco Systems, Inc.	117,817	3,242,913
Comba Telecom Systems Holdings Ltd. (Hong Kong)	67,100	20,093
CommScope Holding Co., Inc.*	2,427	69,267
Comtech Telecommunications Corp.	1,029	29,790
Denki Kogyo Co. Ltd. (Japan)	9,000	42,709
D-Link Corp. (Taiwan)	56,100	30,242
EchoStar Corp. (Class A Stock)*	1,426	73,753
Ei Towers SpA (Italy)*	5,687	303,178
Emulex Corp.*	5,475	43,636
Gemtek Technology Corp. (Taiwan)	27,000	19,880
Harris Corp.	1,528	120,345
Hitachi Kokusai Electric, Inc. (Japan)	4,000	53,587
InterDigital, Inc.	866	43,941
Motorola Solutions, Inc.	3,875	258,346

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Nokia OYJ (Finland)	58,474	$445,848
Pace PLC (United Kingdom)	12,234	62,408
QUALCOMM, Inc.	33,985	2,356,520
Sercomm Corp. (Taiwan)	9,000	19,377
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	84,265	1,057,942
Trigiant Group Ltd. (China)	26,000	5,936
VTech Holdings Ltd. (Hong Kong)	4,000	57,064
ZTE Corp. (China) (Class H Stock)	20,000	45,882

		8,556,670

Construction & Engineering — 0.2%
Acs Actividades de Construccion y Servicios SA (Spain)	3,719	131,631
Adhi Karya Persero Tbk PT (Indonesia)	66,600	15,531
Arabtec Holding Co. PJSC (United Arab Emirates)*	139,598	86,111
Arcadis NV (Netherlands)	2,219	71,263
Aveng Ltd. (South Africa)*	17,225	15,976
Baoye Group Co. Ltd. (China) (Class H Stock)	34,000	20,409
BES Engineering Corp. (Taiwan)	129,000	31,200
Bouygues SA (France)	6,608	259,401
Chien Kuo Construction Co. Ltd. (Taiwan)*	91,000	33,881
China Communications Construction Co. Ltd. (China) (Class H Stock)	132,000	185,995
China Machinery Engineering Corp. (China) (Class H Stock)	50,000	50,540
China Railway Construction Corp. Ltd.
(China) (Class H Stock)	30,000	44,725
Chung Hsin Electric & Machinery Manufacturing Corp. (Taiwan)	18,375	12,413
Cie d’Entreprises CFE (Belgium)	4,047	438,759
COMSYS Holdings Corp. (Japan)	3,300	40,711
Concord New Energy Group Ltd. (Hong Kong)*	510,000	35,341
Consolidated Infrastructure Group Ltd. (South Africa)*	8,237	17,657
Continental Holdings Corp. (Taiwan)	111,300	39,839
CTCI Corp. (Taiwan)	19,000	31,328
DA CIN Construction Co. Ltd. (Taiwan)	2,000	1,304
Ellaktor SA (Greece)*	9,126	17,393
Ferrovial SA (Spain)	8,573	182,279
Galliford Try PLC (United Kingdom)	4,512	95,136
GEK Terna Holding Real Estate Construction SA (Greece)*	6,753	12,536
Grana y Montero SAA (Peru)	18,828	29,186
GS Engineering & Construction Corp. (South Korea)*	14,971	406,439
Hazama Ando Corp. (Japan)	9,200	52,561
IJM Corp. Bhd (Malaysia)	24,600	47,792
Implenia AG (Switzerland)	9,331	611,730
Interserve PLC (United Kingdom)	10,049	86,248
JGC Corp. (Japan)	7,000	139,003
Kajima Corp. (Japan)	25,000	115,905
Kandenko Co. Ltd. (Japan)	10,000	57,998
Kinden Corp. (Japan)	8,000	99,911
Kumagai Gumi Co. Ltd. (Japan)*	21,000	65,448
Kyowa Exeo Corp. (Japan)	6,900	73,996
Maeda Corp. (Japan)	6,000	43,497
Maeda Road Construction Co. Ltd. (Japan)	4,000	64,843

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Metallurgical Corp. of China Ltd. (China) (Class H Stock)	148,000	$54,407
Mirait Holdings Corp. (Japan)	5,400	60,416
Mota-Engil Africa NV (South Africa)*	26	218
Murray & Roberts Holdings Ltd. (South Africa)	10,732	12,113
Nippo Corp. (Japan)	3,000	49,452
Nippon Densetsu Kogyo Co. Ltd. (Japan)	3,000	44,647
Nippon Road Co. Ltd. (The) (Japan)	7,000	35,077
Obayashi Corp. (Japan)	29,000	187,979
Orascom Construction Ltd. (United Arab Emirates)*	777	10,334
Penta-Ocean Construction Co. Ltd. (Japan)	14,500	52,929
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*	4,200	44,826
Raito Kogyo Co. Ltd. (Japan)	3,800	31,079
Raubex Group Ltd. (South Africa)	6,508	9,712
Rich Development Co. Ltd. (Taiwan)	66,000	28,251
Salini Impregilo SpA (Italy)*	12,346	53,166
Shimizu Corp. (Japan)	26,000	175,781
SHO-BOND Holdings Co. Ltd. (Japan)	700	30,764
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	148,500	128,636
Skanska AB (Sweden) (Class B Stock)	8,560	191,909
Strabag SE (Austria)	2,500	56,034
Sumitomo Densetsu Co. Ltd. (Japan)	2,400	27,248
Taikisha Ltd. (Japan)	2,000	49,771
Taisei Corp. (Japan)	32,000	180,618
Tekfen Holding A/S (Turkey)*	10,002	18,042
TOA ROAD Corp. (Japan)	10,000	33,602
Toda Corp. (Japan)	15,000	63,235
Totetsu Kogyo Co. Ltd. (Japan)	1,700	37,928
TTCL PCL (Thailand)	5,500	4,479
United Engineers Ltd. (Singapore)	25,000	49,732
United Integrated Services Co. Ltd. (Taiwan).	13,000	13,778
Vinci SA (France)	13,385	764,732
Wijaya Karya Persero Tbk PT (Indonesia)	77,000	20,541
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	1,719	15,968
WSP Global, Inc. (Canada)	3,000	99,293
Yokogawa Bridge Holdings Corp. (Japan)	4,000	43,010

		6,445,623

Construction Materials — 0.1%
Asia Cement China Holdings Corp. (China)	37,500	20,222
Asia Cement Corp. (Taiwan)	70,000	87,950
Buzzi Unicem SpA (Italy)	24,598	368,321
Cementos Argos SA (Colombia)	9,862	32,014
Cementos Pacasmayo SAA (Peru)	19,795	30,046
Chia Hsin Cement Corp. (Taiwan)	20,000	8,821
China Resources Cement Holdings Ltd. (Hong Kong)	112,000	63,309
CRH PLC (Ireland)	27,903	729,740
CSG Holding Co. Ltd. (China) (Class B Stock)	86,000	67,778
Eternit SA (Brazil)	6,800	6,349
Fletcher Building Ltd. (New Zealand)	52,643	329,866
Goldsun Development & Construction Co. Ltd. (Taiwan)*	120,000	40,474
Grupo Argos SA (Colombia)	8,672	55,834
Imerys SA (France)	913	66,989

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	16,100	$26,965
Italcementi SpA (Italy)	3,921	31,245
Lafarge Malaysia Bhd (Malaysia)	10,000	26,596
Magnesita Refratarios SA (Brazil)	9,600	7,039
PPC Ltd. (South Africa)	8,080	12,208
Rhi AG (Austria)	921	26,999
Semen Indonesia Persero Tbk PT (Indonesia)	37,200	38,784
Siam Cement PCL (The) (Thailand)	3,500	54,857
Siam City Cement PCL (Thailand)	1,800	21,131
Sumitomo Osaka Cement Co. Ltd. (Japan)	17,000	52,222
Taiheiyo Cement Corp. (Japan)	32,000	97,706
Taiwan Cement Corp. (Taiwan)	102,000	143,556
Titan Cement Co. SA (Greece)	1,464	33,516
TPI Polene PCL (Thailand)	413,900	36,378
Union Andina de Cementos SAA (Peru)	22,720	17,096
Universal Cement Corp. (Taiwan)	28,560	26,895
West China Cement Ltd. (China)	160,000	24,135

		2,585,041

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd. (Japan)	3,200	80,724
American Express Co.	12,287	959,860
Capital One Financial Corp.	19,937	1,571,434
Cash America International, Inc.	2,241	52,215
Credit Saison Co. Ltd. (Japan)	7,300	130,953
Discover Financial Services	9,454	532,733
Encore Capital Group, Inc.*(a)	860	35,767
Enova International, Inc.*	1,788	35,206
First Cash Financial Services, Inc.*	1,206	56,103
Gentera SAB de CV (Mexico)*	26,100	46,781
Green Dot Corp. (Class A Stock)*	907	14,439
Navient Corp.	12,245	248,941
Nelnet, Inc. (Class A Stock)	807	38,187
Pocket Card Co. Ltd. (Japan)	44,400	200,318
PRA Group, Inc.*(a)	1,390	75,505
Samsung Card Co. Ltd. (South Korea)	1,852	68,449
SLM Corp.	21,207	196,801

		4,344,416

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	13,573	144,620
Anadolu Cam Sanayii A/S (Turkey)	22,609	15,449
AptarGroup, Inc.	1,229	78,066
Ball Corp.	2,426	171,373
Bemis Co., Inc.	2,604	120,591
CCL Industries, Inc. (Canada) (Class B Stock)	3,134	352,607
Cheng Loong Corp. (Taiwan)	94,000	37,223
CPMC Holdings Ltd. (China)	29,000	15,256
FP Corp. (Japan)	14,400	522,217
Fuji Seal International, Inc. (Japan)	15,500	430,517
Great China Metal Industry (Taiwan)	14,000	15,091
Greatview Aseptic Packaging Co. Ltd. (China)	25,000	12,958
Huhtamaki OYJ (Finland)	3,030	94,253
Kian Joo Can Factory Bhd (Malaysia)	16,800	13,972
Mayr Melnhof Karton AG (Austria)	769	79,379
MeadWestvaco Corp.	2,593	129,313
Mpact Ltd. (South Africa)	7,036	24,944

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
Nampak Ltd. (South Africa)	9,124	$30,566
Orora Ltd. (Australia)	24,924	42,951
Packaging Corp. of America	1,411	110,326
Rengo Co. Ltd. (Japan)	15,000	63,514
Rexam PLC (United Kingdom)	19,567	167,695
Rock-Tenn Co. (Class A Stock)	3,230	208,335
Silgan Holdings, Inc.	1,608	93,473
Sonoco Products Co.	3,038	138,107
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	17,000	32,781

		3,145,577

Distributors — 0.1%
Canon Marketing Japan, Inc. (Japan)	1,100	22,064
Dah Chong Hong Holdings Ltd. (China)	75,000	36,957
Genuine Parts Co.	2,791	260,093
Inchcape PLC (United Kingdom)	75,223	884,325
LKQ Corp.*	6,817	174,243
Paltac Corp. (Japan)	3,900	54,832
Pool Corp.	996	69,481
Test-Rite International Co. Ltd. (Taiwan)	46,000	30,501
Xinhua Winshare Publishing and Media Co. Ltd. (China) (Class H Stock)	54,000	52,616

		1,585,112

Diversified Consumer Services — 0.1%
Abril Educacao SA (Brazil)*	2,900	11,104
Advtech Ltd. (South Africa)	19,058	14,043
Apollo Education Group, Inc.*	2,128	40,262
Benesse Holdings, Inc. (Japan)	3,700	116,395
DeVry Education Group, Inc.	2,012	67,120
Estacio Participacoes SA (Brazil)	5,700	33,648
Graham Holdings Co. (Class B Stock)	113	118,608
Grand Canyon Education, Inc.*	1,557	67,418
H&R Block, Inc.	4,706	150,921
Houghton Mifflin Harcourt Co.*	4,247	99,720
Invocare Ltd. (Australia)	4,714	47,072
Kroton Educacional SA (Brazil)	18,016	58,312
Lung Yen Life Service Corp. (Taiwan)	8,000	21,018
Navitas Ltd. (Australia)	66,325	246,465
New Oriental Education & Technology Group, Inc. (China), ADR*	4,700	104,199
Regis Corp.*	2,702	44,205
Service Corp. International	5,205	135,590
TAL Education Group (China), ADR*	8,272	274,796

		1,650,896

Diversified Financial Services — 0.5%
African Bank Investments Ltd. (South Africa)*	34,595	—
ASX Ltd. (Australia)	2,020	63,552
Ayala Corp. (Philippines)	2,670	47,450
Banque Nationale de Belgique (Belgium)	29	107,522
Berkshire Hathaway, Inc. (Class B Stock)*	45,637	6,586,332
Bolsa de Valores de Colombia (Colombia)	2,203,689	15,087
Bolsa Mexicana de Valores SAB de CV (Mexico)	10,200	17,386
Bolsas y Mercados Espanoles SA (Spain)(g)	2,464	109,729
CBOE Holdings, Inc.	1,142	65,556
Century Tokyo Leasing Corp. (Japan)	13,300	405,147

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
CME Group, Inc.	8,208	$777,380
Coface SA (France)*	38,485	475,880
Corp. Financiera Alba SA (Spain)	2,315	112,423
Corporacion Financiera Colombiana SA (Colombia)	4,309	59,663
Deutsche Boerse AG (Germany)	3,627	295,995
Element Financial Corp. (Canada)*	18,569	250,998
Far East Horizon Ltd. (China)	78,000	71,343
First Pacific Co. Ltd. (Hong Kong)	116,000	115,811
FirstRand Ltd. (South Africa)	35,408	162,772
Groupe Bruxelles Lambert SA (Belgium)	4,820	399,621
Grupo de Inversiones Suramericana SA (Colombia)	11,261	145,094
Gulf General Investment Co. (United Arab Emirates)*	291,198	49,831
Haci Omer Sabanci Holding A/S (Turkey)	48,697	171,740
Hankook Tire Worldwide Co. Ltd. (South Korea)	2,130	40,469
Hellenic Exchanges - Athens Stock
Exchange SA Holding (Greece)*	3,157	15,853
Intercontinental Exchange, Inc.	2,238	522,058
Inversiones La Construccion SA (Chile)	2,318	27,131
Investment AB Kinnevik (Sweden) (Class B Stock)	14,925	498,231
Investor AB (Sweden) (Class A Stock)	1,732	67,752
Investor AB (Sweden) (Class B Stock)	14,709	585,518
JSE Ltd. (South Africa)	3,259	33,087
L E Lundbergforetagen AB (Sweden) (Class B Stock)	2,389	109,040
Marfin Investment Group Holdings SA (Greece)*	67,350	9,450
MarketAxess Holdings, Inc.	783	64,911
McGraw Hill Financial, Inc.	1,138	117,669
Metro Pacific Investments Corp. (Philippines)	421,000	45,416
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	20,200	99,824
Moscow Exchange MICEX-RTS OAO (Russia)*	14,030	16,599
MSCI, Inc.	1,454	89,145
NASDAQ OMX Group, Inc. (The)	3,913	199,328
Onex Corp. (Canada)	1,600	92,914
PSG Group Ltd. (South Africa)	3,800	51,820
Remgro Ltd. (South Africa)	10,917	238,902
Singapore Exchange Ltd. (Singapore)	17,200	101,985
Sofina SA (Belgium)	1,774	183,500
Warsaw Stock Exchange (Poland)	2,544	32,626
Zenkoku Hosho Co. Ltd. (Japan)	200	7,492

		13,757,032

Diversified Telecommunication Services — 0.6%
Asia Pacific Telecom Co. Ltd. (Taiwan)	107,000	48,831
AT&T, Inc.	115,433	3,768,887
BCE, Inc. (Canada)	4,425	187,334
Belgacom SA (Belgium)	3,401	118,995
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	73,431	136,739
CenturyLink, Inc.	16,330	564,201
China Communications Services Corp. Ltd. (China) (Class H Stock)	210,000	93,151

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
China Telecom Corp. Ltd. (China) (Class H Stock)	750,000	$479,484
China Unicom Hong Kong Ltd. (China)	236,000	359,261
Chorus Ltd. (New Zealand)*	18,899	40,267
Chunghwa Telecom Co. Ltd. (Taiwan)	125,000	399,488
Citic Telecom International Holdings Ltd. (China)	88,000	31,663
Colt Group SA (United Kingdom)*	32,772	65,191
Consolidated Communications Holdings, Inc.	1,789	36,496
Deutsche Telekom AG (Germany)	71,433	1,306,535
Elisa OYJ (Finland)	3,216	80,765
Empresa de Telecomunicaciones de Bogota (Colombia)*	37,376	6,253
Frontier Communications Corp.	14,698	103,621
Hellenic Telecommunications Organization SA (Greece)*	5,590	49,511
HKT Trust & HKT Ltd. (Hong Kong)	88,000	113,396
Iliad SA (France)	552	128,975
Inmarsat PLC (United Kingdom)	5,719	78,319
Iridium Communications, Inc.*	3,910	37,966
Jazztel PLC (Spain)*	5,515	75,157
Koninklijke KPN NV (Netherlands)	73,183	248,064
KT Corp. (South Korea)*	13,042	341,061
LG Uplus Corp. (South Korea)	10,585	104,864
M2 Group Ltd. (Australia)	5,854	45,116
Magyar Telekom Telecommunications PLC (Hungary)*	30,078	44,273
Manitoba Telecom Services, Inc. (Canada)	2,800	53,080
Maroc Telecom (Morocco)	6,233	83,206
Netia SA (Poland)	25,777	40,133
Nippon Telegraph & Telephone Corp. (Japan)	24,400	1,506,237
O2 Czech Republic A/S (Czech Republic)	4,492	35,938
Ooredoo QSC (Qatar)	4,905	133,521
Orange Polska SA (Poland)	30,760	77,298
Orange SA (France)	81,308	1,305,766
Portugal Telecom SGPS SA (Portugal)	73,987	41,493
Premiere Global Services, Inc.*	1,423	13,604
Singapore Telecommunications Ltd. (Singapore)	194,700	621,295
SK Broadband Co. Ltd. (South Korea)*	12,348	50,641
Spark New Zealand Ltd. (New Zealand)	28,497	63,376
Swisscom AG (Switzerland)	346	200,642
TDC A/S (Denmark)	35,448	253,984
Telecom Italia SpA (Italy)*(a)	399,634	467,930
Telecom Italia SpA-RSP (Italy)	262,821	247,134
Telefonica Brasil SA (Brazil)(g)	1,100	14,028
Telefonica Brasil SA (Brazil), ADR(g)	6,600	100,914
Telefonica Deutschland Holding AG (Germany)*	20,433	117,498
Telefonica SA (Spain)(g)	76,607	1,090,076
Telekom Malaysia Bhd (Malaysia)	44,400	86,930
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	619,600	136,619
Telenor ASA (Norway)	14,816	298,993
TeliaSonera AB (Sweden)	75,457	479,505
Telkom SA SOC Ltd. (South Africa)*	8,586	56,002
Telstra Corp. Ltd. (Australia)	58,592	281,268
TELUS Corp. (Canada)	4,100	136,284
Turk Telekomunikasyon A/S (Turkey)	13,515	35,831

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	26,359	$1,281,838
Xl Axiata Tbk PT (Indonesia)	69,700	23,158

		18,428,086

Electric Utilities — 0.6%
Allete, Inc.	2,094	110,479
American Electric Power Co., Inc.	12,120	681,750
Celsia SA ESP (Colombia)	17,439	32,396
CEZ A/S (Czech Republic)	7,610	186,019
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	16,000	137,421
Chubu Electric Power Co., Inc. (Japan)	34,700	413,760
Chugoku Electric Power Co., Inc. (The) (Japan)	12,400	161,638
Cia Energetica de Minas Gerais (Brazil), ADR	4,600	18,814
Cleco Corp.	3,138	171,084
CLP Holdings Ltd. (Hong Kong)	53,500	467,597
Contact Energy Ltd. (New Zealand)	10,228	45,673
CPFL Energia SA (Brazil)	2,700	17,233
CPFL Energia SA (Brazil), ADR(a)	2,150	27,348
Duke Energy Corp.	20,691	1,588,655
E.CL SA (Chile)	31,436	49,269
Edison International	7,195	449,472
EDP - Energias de Portugal SA (Portugal)	90,738	339,826
EDP - Energias do Brasil SA (Brazil)	7,700	25,139
El Paso Electric Co.	2,026	78,285
Electricite de France SA (France)	11,345	272,032
Elia System Operator SA (Belgium)	1,865	78,546
Emera, Inc. (Canada)	5,700	185,417
Empire District Electric Co. (The)	2,348	58,277
Endesa SA (Spain)	2,539	49,015
Enea SA (Poland)	16,788	73,186
Enel SpA (Italy)	239,921	1,083,821
Energa SA (Poland)	9,618	63,100
Enersis SA (Chile), ADR	12,623	205,250
Entergy Corp.	5,194	402,483
Equatorial Energia SA (Brazil)	3,500	34,270
Eversource Energy	6,315	319,034
EVN AG (Austria)	5,896	66,376
Exelon Corp.	26,096	877,087
First Philippine Holdings Corp. (Philippines)	26,920	57,816
FirstEnergy Corp.	14,393	504,619
Fortis, Inc. (Canada)	8,700	265,008
Fortum OYJ (Finland)	11,255	235,793
Glow Energy PCL (Thailand)	18,500	48,752
Great Plains Energy, Inc.	7,441	198,526
Hawaiian Electric Industries, Inc.	4,594	147,559
Hokkaido Electric Power Co., Inc. (Japan)*	10,800	84,929
Hokuriku Electric Power Co. (Japan)	8,300	109,830
Iberdrola SA (Spain)	220,618	1,422,661
IDACORP, Inc.	2,371	149,065
Infratil Ltd. (New Zealand)	21,537	51,202
Isagen SA ESP (Colombia)	29,361	34,443
ITC Holdings Corp.	4,151	155,372
Kansai Electric Power Co., Inc. (The) (Japan)*	35,900	342,159
Korea Electric Power Corp. (South Korea)	21,650	892,190
Kyushu Electric Power Co., Inc. (Japan)	26,900	260,626
Light SA (Brazil)	3,000	13,545
Luz del Sur Saa (Peru)	4,672	15,993

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Manila Electric Co. (Philippines)	5,260	$31,419
NextEra Energy, Inc.	7,511	781,520
OGE Energy Corp.	5,008	158,303
Okinawa Electric Power Co., Inc. (The) (Japan)	1,900	68,596
Pepco Holdings, Inc.	6,252	167,741
PGE SA (Poland)	38,136	209,522
Pinnacle West Capital Corp.	3,087	196,796
PNM Resources, Inc.	2,649	77,351
Portland General Electric Co.	1,246	46,214
Power Assets Holdings Ltd. (Hong Kong)	31,000	316,443
PPL Corp.	16,865	567,676
Public Power Corp. SA (Greece)*	8,507	51,921
Red Electrica Corp. SA (Spain)	1,904	154,820
Shikoku Electric Power Co., Inc. (Japan)*	9,100	112,001
Southern Co. (The)	16,477	729,602
SSE PLC (United Kingdom)	19,568	434,270
Tauron Polska Energia SA (Poland)	106,653	123,966
Tenaga Nasional Bhd (Malaysia)	99,300	384,468
Terna Rete Elettrica Nazionale SpA (Italy)	17,956	79,068
Tohoku Electric Power Co., Inc. (Japan)	16,200	184,006
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	2,700	17,926
TrustPower Ltd. (New Zealand)	18,672	110,976
UIL Holdings Corp.	2,751	141,456
Unitil Corp.	1,234	42,906
Verbund AG (Austria)	2,174	36,332
Westar Energy, Inc.	2,848	110,388
Xcel Energy, Inc.	10,849	377,654
Zespol Elektrowni Patnow Adamow Konin SA (Poland)	3,327	21,598

		19,494,779

Electrical Equipment — 0.1%
Areva SA (France)*(a)	3,339	29,799
Babcock & Wilcox Co. (The)	2,715	87,124
China Electric Manufacturing Corp. (Taiwan)*	15,000	5,150
Emerson Electric Co.	10,966	620,895
Endo Lighting Corp. (Japan)	2,700	30,770
FSP Technology, Inc. (Taiwan)	20,000	16,002
Futaba Corp. (Japan)	4,600	73,951
Generac Holdings, Inc.*(a)	1,066	51,904
Guodian Technology & Environment Group Corp. Ltd. (China) (Class H Stock)	98,000	13,135
Hangzhou Steam Turbine Co. (China) (Class B Stock)	29,500	33,409
Harbin Electric Co. Ltd. (China) (Class H Stock)	48,000	29,815
Hong TAI Electric Industrial (Taiwan)	65,000	22,097
HUA ENG Wire & Cable (Taiwan)	47,000	14,904
I-Sheng Electric Wire & Cable Co. Ltd. (Taiwan)*	15,000	21,991
Jiangnan Group Ltd. (China)	68,000	14,648
Legrand SA (France)	4,779	258,867
Longwell Co. (Taiwan)	11,000	11,561
Mabuchi Motor Co. Ltd. (Japan)	1,800	95,223
Nidec Corp. (Japan)	4,000	265,527
Nitto Kogyo Corp. (Japan)	3,300	61,322
OSRAM Licht AG (Germany)	3,317	164,201
Phihong Technology Co. Ltd. (Taiwan)	17,000	9,007

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
PKC Group OYJ (Finland)	2,207	$48,984
Prysmian SpA (Italy)	5,224	107,666
Sensata Technologies Holding NV*	2,450	140,753
SGL Carbon SE (Germany)*	1,755	28,500
Shanghai Electric Group Co. Ltd. (China) (Class H Stock)	62,000	41,107
Shihlin Electric & Engineering Corp. (Taiwan)	44,000	56,069
Tech Pro Technology Development Ltd. (Hong Kong)*	66,400	53,616
TKH Group NV (Netherlands)	1,579	55,966
Ushio, Inc. (Japan)	6,200	76,852
Well Shin Technology Co. Ltd. (Taiwan)	6,000	9,401

		2,550,216

Electronic Equipment, Instruments & Components — 0.4%
AAC Technologies Holdings, Inc. (China)	14,000	86,431
ACES Electronic Co. Ltd. (Taiwan)	7,000	8,158
Alps Electric Co. Ltd. (Japan)	10,200	245,609
Amano Corp. (Japan)	4,800	57,285
Anritsu Corp. (Japan)	6,000	41,898
Anxin-China Holdings Ltd. (Hong Kong)	196,000	9,733
APCB, Inc. (Taiwan)	27,000	20,505
Asia Optical Co., Inc. (Taiwan)*	22,000	30,827
AV Tech Corp. (Taiwan)	8,000	11,710
Azbil Corp. (Japan)	17,600	476,598
Canon Electronics, Inc. (Japan)	2,800	56,767
CDW Corp.	2,995	111,534
Celestica, Inc. (Canada)*	27,105	300,893
Cheng Uei Precision Industry Co. Ltd. (Taiwan)	20,000	37,045
Chimei Materials Technology Corp. (Taiwan)	7,000	7,631
Chin-Poon Industrial Co. Ltd. (Taiwan)	14,000	28,235
Chroma ATE, Inc. (Taiwan)	10,000	24,815
Citizen Holdings Co. Ltd. (Japan)	17,300	132,595
Coretronic Corp. (Taiwan)	32,000	49,074
Daiwabo Holdings Co. Ltd. (Japan)	18,000	28,915
DataTec Ltd. (South Africa)	4,739	23,443
Delta Electronics Thailand PCL (Thailand)	18,400	42,551
Delta Electronics, Inc. (Taiwan)	33,000	207,948
Digital China Holdings Ltd. (Hong Kong)	53,000	57,883
Dolby Laboratories, Inc. (Class A Stock)	936	35,718
Domino Printing Sciences PLC (United Kingdom)	4,447	61,679
Elite Material Co. Ltd. (Taiwan)	18,000	30,819
FIH Mobile Ltd. (China)*	659,000	349,363
FLEXium Interconnect, Inc. (Taiwan)	7,699	22,111
FLIR Systems, Inc.	2,529	79,107
Fuji Electronics Co. Ltd. (Japan)*	3,400	42,469
Fullerton Technology Co. Ltd. (Taiwan)*	29,000	25,209
Halma PLC (United Kingdom)	60,512	625,231
Hamamatsu Photonics KK (Japan)	4,600	138,654
Hana Microelectronics PCL (Thailand)	51,100	69,096
Hannstar Board Corp. (Taiwan)*	48,000	22,474
Hirose Electric Co. Ltd. (Japan)	735	94,632
Hitachi Ltd. (Japan)	205,000	1,400,120
Hollysys Automation Technologies Ltd. (China)	8,376	166,431
Holy Stone Enterprise Co. Ltd. (Taiwan)	18,000	25,646
Hon Hai Precision Industry Co. Ltd. (Taiwan)	574,920	1,682,872

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Horiba Ltd. (Japan)	2,300	$87,868
Hosiden Corp. (Japan)	7,600	41,931
Hoya Corp. (Japan)	9,300	372,319
Ingenico (France)	7,315	802,313
ITEQ Corp. (Taiwan)	19,000	15,042
Ju Teng International Holdings Ltd. (Hong Kong)	72,000	41,978
Kapsch TrafficCom AG (Austria)*	1,020	26,082
Keyence Corp. (Japan)	800	436,558
Keysight Technologies, Inc.*	2,795	103,834
Kingboard Chemical Holdings Ltd. (Hong Kong)	67,000	106,031
Kingboard Laminates Holdings Ltd. (Hong Kong)	101,500	41,206
Kinko Optical Co. Ltd. (Taiwan)	11,000	7,749
Knowles Corp.*	2,910	56,076
Kyocera Corp. (Japan)	16,500	901,770
Lumax International Corp. Ltd. (Taiwan)	7,000	13,808
Maruwa Co. Ltd. (Japan)	1,100	26,059
Murata Manufacturing Co. Ltd. (Japan)	5,200	714,164
Nam Tai Property, Inc. (China)	2,185	8,674
Nan Ya Printed Circuit Board Corp. (Taiwan)*	16,000	26,198
Nippon Signal Co. Ltd. (The) (Japan)	6,600	64,370
OSI Systems, Inc.*	506	37,576
Promate Electronic Co. Ltd. (Taiwan)*	23,000	28,830
RealD, Inc.*(a)	1,586	20,285
Ryosan Co. Ltd. (Japan)	5,700	139,921
Ryoyo Electro Corp. (Japan)	200	2,549
Samsung SDI Co. Ltd. (South Korea)	1,749	214,808
Sanshin Electronics Co. Ltd. (Japan)	6,100	50,406
Shimadzu Corp. (Japan)	12,000	133,643
Silitech Technology Corp. (Taiwan)*(g)	16,389	13,240
Simplo Technology Co. Ltd. (Taiwan)	9,000	45,239
Sinbon Electronics Co. Ltd. (Taiwan)	6,000	9,748
Smart Metering Systems PLC (United Kingdom)(a)	97,184	496,278
Sunny Optical Technology Group Co. Ltd. (China)	17,000	30,851
SVI PCL (Thailand)	143,900	19,922
Synnex Technology International Corp. (Taiwan)	55,000	74,222
Taiwan Chinsan Electronic Industrial Co. Ltd. (Taiwan)	9,000	14,364
Taiwan PCB Techvest Co. Ltd. (Taiwan)	22,000	38,319
Taiwan Union Technology Corp. (Taiwan)	14,000	14,044
TDK Corp. (Japan)	3,500	247,826
Test Research, Inc. (Taiwan)	14,000	24,766
Toyo Corp. (Japan)	2,800	26,774
Tripod Technology Corp. (Taiwan)	17,000	34,192
TXC Corp. (Taiwan)	15,000	19,188
Venture Corp. Ltd. (Singapore)	28,000	174,262
Wah Lee Industrial Corp. (Taiwan)	18,000	31,527
Wasion Group Holdings Ltd. (Hong Kong)	22,000	26,599
Weikeng Industrial Co. Ltd. (Taiwan)	38,000	28,405
Wintek Corp. (Taiwan)*	71,000	—
WPG Holdings Ltd. (Taiwan)	47,000	60,475
WT Microelectronics Co. Ltd. (Taiwan)	24,662	38,046
WUS Printed Circuit Co. Ltd. (Taiwan)	12,000	6,782
Yageo Corp. (Taiwan)	38,521	79,373

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Young Fast Optoelectronics Co. Ltd. (Taiwan)*	32,000	$19,636
Zebra Technologies Corp. (Class A Stock)*	1,193	108,223
Zenitron Corp. (Taiwan)*	55,000	33,469
Zhen Ding Technology Holding Ltd. (Taiwan)	13,000	42,335

		13,249,867

Energy Equipment & Services — 0.1%
Anton Oilfield Services Group (China)	44,000	7,528
Bumi Armada Bhd (Malaysia)	78,900	21,899
BW Offshore Ltd. (Norway)	33,054	22,824
China Oilfield Services Ltd. (China) (Class H Stock)	46,000	76,596
Diamond Offshore Drilling, Inc.(a)	2,811	75,307
Enerflex Ltd. (Canada)	22,410	271,776
Era Group, Inc.*	951	19,819
Eurasia Drilling Co. Ltd. (Russia), GDR	1,466	27,955
Fugro NV (Netherlands), CVA	3,548	95,198
Hilong Holding Ltd. (China)	41,000	9,931
Honghua Group Ltd. (China)	136,000	15,790
Mullen Group Ltd. (Canada)	17,840	282,978
Ocean Rig UDW, Inc. (Cyprus)*	2,802	18,465
Saipem SpA (Italy)*(a)	15,396	156,607
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	656	41,972
SEACOR Holdings, Inc.*(a)	1,164	81,096
Seadrill Ltd. (Norway)	22,695	212,507
Shawcor Ltd. (Canada)	5,642	156,803
SPT Energy Group, Inc. (China)	46,000	7,765
Technip SA (France)	5,164	312,358
Tecnicas Reunidas SA (Spain)	14,983	628,889
Tenaris SA (Luxembourg)	11,693	163,912
Tidewater, Inc.	3,165	60,578
Wah Seong Corp. Bhd (Malaysia)	36,947	12,345

		2,780,898

Food & Staples Retailing — 0.7%
Aeon Co. Ltd. (Japan)	37,000	405,869
Ain Pharmaciez, Inc. (Japan)	1,800	71,296
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	9,400	374,575
Almacenes Exito SA (Colombia)	7,743	73,678
Andersons, Inc. (The)	1,198	49,561
Arcs Co. Ltd. (Japan)	1,900	45,594
Axfood AB (Sweden)	1,492	78,827
BIM Birlesik Magazalar A/S (Turkey)	1,956	34,654
Bizim Toptan Satis Magazalari A/S (Turkey)	1,517	8,916
Brasil Pharma SA (Brazil)*	5,600	1,176
Carrefour SA (France)	13,094	437,429
Casey’s General Stores, Inc.	1,167	105,147
Casino Guichard Perrachon SA (France)	3,721	329,479
Cawachi Ltd. (Japan)	2,200	38,313
Cencosud SA (Chile)	64,360	152,496
China Resources Enterprise Ltd. (China)	66,336	130,062
Clicks Group Ltd. (South Africa)	2,583	19,441
Cocokara Fine, Inc. (Japan)	1,500	42,130
Colruyt SA (Belgium)	1,784	77,644
Controladora Comercial Mexicana SAB de CV (Mexico)	14,500	46,703
Cosco Capital, Inc. (Philippines)	29,900	6,004
Cosmos Pharmaceutical Corp. (Japan)	200	31,253

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Costco Wholesale Corp.	6,037	$914,575
CP ALL PCL (Thailand)	79,100	99,665
CVS Health Corp.	23,496	2,425,022
Delhaize Group SA (Belgium)	4,946	444,347
Distribuidora Internacional de Alimentacion SA (Spain)	4,456	34,774
E-Mart Co. Ltd. (South Korea)	839	175,865
Emperia Holding SA (Poland)	1,315	22,209
Empire Co. Ltd. (Canada) (Class A Stock)	2,300	160,367
FamilyMart Co. Ltd. (Japan)	1,800	75,417
Fresh Market, Inc. (The)*(a)	651	26,457
George Weston Ltd. (Canada)	1,800	142,573
Grupo Comercial Chedraui SA de CV (Mexico)*	13,200	39,972
Heiwado Co. Ltd. (Japan)	4,300	98,435
ICA Gruppen AB (Sweden)	3,783	126,803
J Sainsbury PLC (United Kingdom)(a)	70,241	269,543
Jeronimo Martins SGPS SA (Portugal)	6,185	77,830
Kato Sangyo Co. Ltd. (Japan)	1,600	33,153
Kesko OYJ (Finland) (Class B Stock)	2,653	113,259
Koninklijke Ahold NV (Netherlands)	31,731	625,285
Kroger Co. (The)	8,585	658,126
Kusuri No Aoki Co. Ltd. (Japan)	1,000	75,110
Lawson, Inc. (Japan)	1,700	117,844
Loblaw Cos. Ltd. (Canada)	6,695	327,310
Magnit PJSC (Russia), GDR, RegS	4,330	218,898
MARR SpA (Italy)	28,908	494,982
Matahari Putra Prima Tbk PT (Indonesia)	48,300	14,618
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,900	67,609
Metcash Ltd. (Australia)(a)	39,502	46,479
Metro, Inc. (Canada)	9,000	243,875
Ministop Co. Ltd. (Japan)	5,400	76,111
Mitsubishi Shokuhin Co. Ltd. (Japan)	1,400	29,284
Organizacion Soriana SAB de CV (Mexico) (Class B Stock)	13,000	32,923
President Chain Store Corp. (Taiwan)	9,000	67,645
Puregold Price Club, Inc. (Philippines)	33,600	31,218
Raia Drogasil SA (Brazil)	3,400	30,415
Seven & I Holdings Co. Ltd. (Japan)	20,000	840,465
Shoprite Holdings Ltd. (South Africa)	5,012	67,763
Siam Makro PCL (Thailand)	20,500	22,522
Sligro Food Group NV (Netherlands)	2,702	107,235
SPAR Group Ltd. (The) (South Africa)	2,871	44,583
Sugi Holdings Co. Ltd. (Japan)	1,200	59,347
Sun Art Retail Group Ltd. (China)	77,500	67,508
Sundrug Co. Ltd. (Japan)	1,300	67,479
Sysco Corp.	10,614	400,466
Taiwan TEA Corp. (Taiwan)	59,000	32,206
Tesco PLC (United Kingdom)	328,261	1,171,741
Tsuruha Holdings, Inc. (Japan)	800	61,241
United Natural Foods, Inc.*(a)	1,160	89,366
UNY Group Holdings Co. Ltd. (Japan)	17,400	97,501
Valor Co. Ltd. (Japan)	3,900	84,211
Walgreens Boots Alliance, Inc.	14,257	1,207,283
Wal-Mart de Mexico SAB de CV (Mexico)	88,500	220,532
Wal-Mart Stores, Inc.	34,070	2,802,258
Wesfarmers Ltd. (Australia)	28,395	948,219
Whole Foods Market, Inc.	4,974	259,046
WM Morrison Supermarkets PLC (United Kingdom)	128,153	366,252
Woolworths Ltd. (Australia)	16,287	364,731

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Wumart Stores, Inc. (China) (Class H Stock)	26,000	$18,848
X5 Retail Group NV (Russia), GDR, RegS*	4,410	68,355

		20,467,403

Food Products — 0.9%
AAK AB (Sweden)	821	46,089
AGV Products Corp. (Taiwan)*	68,000	17,581
Ajinomoto Co., Inc. (Japan)	16,000	351,015
Alicorp SA (Peru)	21,747	42,139
Archer-Daniels-Midland Co.	20,050	950,370
Aryzta AG (Switzerland)*	11,280	691,495
Asian Citrus Holdings Ltd. (Hong Kong)*	132,853	10,796
Associated British Foods PLC (United Kingdom)	4,790	199,901
Astra Agro Lestari Tbk PT (Indonesia)	7,500	13,921
Astral Foods Ltd. (South Africa)	2,012	29,859
Austevoll Seafood ASA (Norway)	12,237	65,244
AVI Ltd. (South Africa)	6,144	41,708
B&G Foods, Inc.	889	26,163
Barry Callebaut AG (Switzerland)*	66	64,439
Biostime International Holdings Ltd. (China)	4,000	16,750
Boulder Brands, Inc.*	2,111	20,118
BRF SA (Brazil)	6,400	126,654
Bumitama Agri Ltd. (Indonesia)	22,000	16,075
Bunge Ltd.	5,835	480,571
Calbee, Inc. (Japan)	1,500	65,118
Campbell Soup Co.	2,851	132,714
Changshouhua Food Co. Ltd. (China)	19,000	11,535
Charoen Pokphand Enterprise (Taiwan)	16,800	15,516
Charoen Pokphand Foods PCL (Thailand)	133,000	91,964
China Agri-Industries Holdings Ltd. (China)	179,000	69,340
China Foods Ltd. (China)*	56,000	24,527
China Mengniu Dairy Co. Ltd. (China)	28,000	148,801
China Minzhong Food Corp. Ltd. (China)	67,000	48,363
China Modern Dairy Holdings Ltd. (China)*	148,000	49,264
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	147	786,835
Chocoladefabriken Lindt & Sprungli AG (Switzerland)*	2	126,521
CJ CheilJedang Corp. (South Korea)	1,173	399,287
Clover Industries Ltd. (South Africa)	13,456	20,055
ConAgra Foods, Inc.	11,207	409,392
Corbion NV (Netherlands)	3,166	60,060
CP Pokphand Co. Ltd. (Hong Kong)	460,000	53,481
Cranswick PLC (United Kingdom)	5,407	110,124
Daesang Corp. (South Korea)	1,300	49,023
Dairy Crest Group PLC (United Kingdom)	8,950	58,644
Danone SA (France)	14,313	964,805
Darling International, Inc.*	5,225	73,202
Dean Foods Co.	2,812	46,482
Devro PLC (United Kingdom)	9,795	41,365
Dydo Drinco, Inc. (Japan)	1,100	44,208
Ebro Foods SA (Spain)	8,098	151,018
Flowers Foods, Inc.	3,951	89,846
Fresh Del Monte Produce, Inc.	3,150	122,567
Fuji Oil Co. Ltd. (Japan)	3,900	62,157
General Mills, Inc.	10,663	603,526
GFPT PCL (Thailand)*	41,100	14,399
Global Bio-Chem Technology Group Co. Ltd. (Hong Kong)*	300,000	8,165
GrainCorp Ltd. (Australia) (Class A Stock)	42,804	305,835

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Great Wall Enterprise Co. Ltd. (Taiwan)	55,900	$46,863
Greencore Group PLC (Ireland)	25,018	119,526
Gruma SAB de CV (Mexico) (Class B Stock)	4,200	53,442
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)*	28,600	80,830
Grupo Nutresa SA (Colombia)	8,962	78,797
Hain Celestial Group, Inc. (The)*	1,493	95,627
Hershey Co. (The)	1,735	175,079
Hokuto Corp. (Japan)	2,800	52,173
Hormel Foods Corp.	3,226	183,398
House Foods Group, Inc. (Japan)	6,200	129,934
Illovo Sugar Ltd. (South Africa)	11,118	21,781
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	24,100	27,015
Indofood Sukses Makmur Tbk PT (Indonesia)	88,600	50,454
Industrias Bachoco SAB de CV (Mexico) (Class B Stock)*	4,700	19,523
Ingredion, Inc.	1,829	142,333
J.M. Smucker Co. (The)	2,489	288,052
Japfa Comfeed Indonesia Tbk PT (Indonesia)	215,800	12,862
JBS SA (Brazil)	13,900	61,801
Kagome Co. Ltd. (Japan)	9,000	139,823
Keck Seng Malaysia Bhd (Malaysia)	25,400	37,153
Kellogg Co.	4,270	281,607
Kerry Group PLC (Ireland) (Class A Stock)	4,221	283,663
Kewpie Corp. (Japan)	3,500	85,163
KEY Coffee, Inc. (Japan)	8,800	132,642
Khon Kaen Sugar Industry PCL (Thailand)	181,920	27,171
Kikkoman Corp. (Japan)	6,000	190,256
Kraft Foods Group, Inc.	8,278	721,138
Kuala Lumpur Kepong Bhd (Malaysia)	10,900	67,134
Kulim Malaysia Bhd (Malaysia)	45,100	33,367
Labixiaoxin Snacks Group Ltd. (China)*	23,000	2,136
Leroy Seafood Group ASA (Norway)	2,155	62,722
Lien Hwa Industrial Corp. (Taiwan)	49,000	33,573
Lotte Confectionery Co. Ltd. (South Korea)	47	75,607
Lotte Food Co. Ltd. (South Korea)	82	52,107
M Dias Branco SA (Brazil)	600	16,267
Malindo Feedmill Tbk PT (Indonesia)	54,400	6,999
Maple Leaf Foods, Inc. (Canada)	4,162	76,172
Marfrig Global Foods SA (Brazil)*	10,100	12,722
Marine Harvest ASA (Norway)*	10,722	122,838
McCormick & Co., Inc.	2,694	207,734
Megmilk Snow Brand Co. Ltd. (Japan)	5,600	67,345
MEIJI Holdings Co. Ltd. (Japan)	1,700	207,077
Minerva SA (Brazil)*	3,400	7,819
Mondelez International, Inc. (Class A Stock)	39,150	1,412,923
Nestle SA (Switzerland)	68,328	5,145,265
NH Foods Ltd. (Japan)	7,000	161,305
Nichirei Corp. (Japan)	12,000	67,227
Nisshin Seifun Group, Inc. (Japan)	10,320	121,468
Nissin Foods Holdings Co. Ltd. (Japan)	1,900	93,377
NongShim Co. Ltd. (South Korea)	246	53,956
Nutreco NV (Netherlands)	3,114	151,511
Oceana Group Ltd. (South Africa)	1,188	9,853
O’Key Group SA (Luxembourg), GDR, RegS	2,724	9,929
Orion Corp. (South Korea)	50	52,148

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Orkla ASA (Norway)	28,041	$211,634
Parmalat SpA (Italy)	22,262	59,500
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	130,200	17,194
Pinnacle Foods, Inc.	2,473	100,923
Pioneer Foods Ltd. (South Africa)	3,223	47,259
Post Holdings, Inc.*(a)	1,564	73,258
PPB Group Bhd (Malaysia)	42,900	178,117
Quantum Foods Holdings Ltd. (South Africa)*	3,804	1,223
Rock Field Co. Ltd. (Japan)	2,600	55,962
Salmar ASA (Norway)	3,844	55,215
Sanderson Farms, Inc.(a)	698	55,596
Sao Martinho SA (Brazil)	1,600	19,421
Saputo, Inc. (Canada)	5,200	142,917
Shenguan Holdings Group Ltd. (China)	58,000	17,731
SLC Agricola SA (Brazil)	2,000	10,998
Snyder’s-Lance, Inc.	1,498	47,876
Standard Foods Corp. (Taiwan)	8,720	22,448
Suedzucker AG (Germany)	6,981	85,241
Taisun Enterprise Co. Ltd. (Taiwan)*	18,000	7,184
Tate & Lyle PLC (United Kingdom)	11,829	104,844
Thai Union Frozen Products PCL (Thailand)	152,000	93,891
Thai Vegetable Oil PCL (Thailand)	37,000	24,561
Tiga Pilar Sejahtera Food Tbk (Indonesia)	89,600	14,341
Tiger Brands Ltd. (South Africa)	3,023	76,066
Tingyi Cayman Islands Holding Corp. (China)	38,000	81,814
Tongaat Hulett Ltd. (South Africa)	4,245	47,138
Toyo Suisan Kaisha Ltd. (Japan)	2,700	94,992
TreeHouse Foods, Inc.*(a)	1,126	95,733
TSH Resources Bhd (Malaysia)	32,400	19,839
Tyson Foods, Inc. (Class A Stock)	9,664	370,131
Ulker Biskuvi Sanayi A/S (Turkey)	2,253	16,873
Unilever NV (United Kingdom), CVA	39,312	1,642,746
Unilever PLC (United Kingdom)	27,338	1,140,631
Unilever PLC (United Kingdom), ADR	15,337	639,706
Uni-President China Holdings Ltd. (China)	49,000	32,424
Uni-President Enterprises Corp. (Taiwan)	123,758	206,822
United Plantations Bhd (Malaysia)	1,600	11,233
Vanguarda Agro SA (Brazil)*	28,100	8,276
Vilmorin & Cie SA (France)	656	53,236
Viscofan SA (Spain)	1,089	66,536
Want Want China Holdings Ltd. (China)	115,000	122,379
Warabeya Nichiyo Co. Ltd. (Japan)	3,900	72,527
WH Group Ltd. (Hong Kong)*(g)	167,500	95,142
Yakult Honsha Co. Ltd. (Japan)	2,300	160,224
Yamazaki Baking Co. Ltd. (Japan)	9,000	162,165

		27,001,681

Gas Utilities — 0.1%
AGL Resources, Inc	3,084	153,121
APA Group (Australia)	14,831	102,009
Atmos Energy Corp	2,198	121,549
Aygaz A/S (Turkey)	5,133	18,720
China Gas Holdings Ltd. (Hong Kong)	52,000	85,086
China Oil & Gas Group Ltd. (Hong Kong)	180,000	22,059
China Resources Gas Group Ltd. (China)	22,000	68,446
E1 Corp. (South Korea)	1,146	67,631
Empresa de Energia de Bogota SA (Colombia)	26,465	16,490

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities (cont’d.)
Enagas SA (Spain)	18,387	$525,772
ENN Energy Holdings Ltd. (China)	16,000	98,246
Gas Natural SDG SA (Spain)	11,242	252,406
Gasco SA (Chile)	1,947	16,205
Hong Kong & China Gas Co. Ltd. (Hong Kong)	110,580	256,053
Korea District Heating Corp. (South Korea)	772	38,370
Korea Gas Corp. (South Korea)	3,968	144,561
Laclede Group, Inc. (The)	1,106	56,649
National Fuel Gas Co.	2,083	125,667
New Jersey Resources Corp	2,290	71,127
Northwest Natural Gas Co.(a)	1,611	77,247
ONE Gas, Inc.	1,249	53,994
Osaka Gas Co. Ltd. (Japan)	78,000	326,179
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	133,300	48,858
Petronas Gas Bhd (Malaysia)	7,000	43,510
Piedmont Natural Gas Co., Inc.(a)	1,710	63,116
Questar Corp.	3,370	80,408
Rubis SCA (France)	1,817	115,356
Samchully Co. Ltd. (South Korea)	728	77,376
Snam SpA (Italy)	44,371	215,382
Southwest Gas Corp.	1,408	81,903
Toho Gas Co. Ltd. (Japan)	15,000	87,438
Tokyo Gas Co. Ltd. (Japan)	74,000	465,218
Towngas China Co. Ltd. (Hong Kong)	64,000	58,550
UGI Corp.	2,196	71,568

		4,106,270

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	21,649	1,002,998
Ansell Ltd. (Australia)	2,741	57,377
Apex Biotechnology Corp. (Taiwan)	4,000	6,737
Asahi Intecc Co. Ltd. (Japan)	10,700	746,758
Baxter International, Inc.	8,488	581,428
Becton, Dickinson and Co.	2,737	393,006
Biosensors International Group Ltd. (Singapore)*	94,000	52,057
Boston Scientific Corp.*	22,926	406,937
C.R. Bard, Inc.	1,167	195,297
Cochlear Ltd. (Australia)	556	38,223
Coloplast A/S (Denmark) (Class B Stock)	1,535	115,962
Cooper Cos., Inc. (The)	639	119,761
Cyberonics, Inc.*	319	20,709
DENTSPLY International, Inc.	2,773	141,118
DiaSorin SpA (Italy)	479	21,040
Edwards Lifesciences Corp.*	1,089	155,139
Eiken Chemical Co. Ltd. (Japan)	23,800	390,432
Elekta AB (Sweden) (Class B Stock)(a)	7,565	68,033
Essilor International SA (France)	2,916	334,800
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	8,637	42,457
Getinge AB (Sweden) (Class B Stock)	4,118	101,751
Ginko International Co. Ltd. (Taiwan)	2,000	22,977
GN Store Nord A/S (Denmark)	14,212	317,311
Golden Meditech Holdings Ltd. (Hong Kong)	108,686	15,971
Greatbatch, Inc.*	1,192	68,957
Haemonetics Corp.*	1,817	81,620
Halyard Health, Inc.*	983	48,364
Hartalega Holdings Bhd (Malaysia)	11,300	26,444
Hogy Medical Co. Ltd. (Japan)	900	44,188

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Hologic, Inc.*	4,072	$134,478
IDEXX Laboratories, Inc.*	556	85,891
Integra Lifesciences Holdings Corp.*	718	44,265
Intuitive Surgical, Inc.*	336	169,690
Kossan Rubber Industries (Malaysia)	15,200	23,271
Masimo Corp.*	1,599	52,735
Medtronic PLC	12,436	969,884
Mindray Medical International Ltd. (China), ADR	4,800	131,280
Nihon Kohden Corp. (Japan)	2,800	76,158
Nipro Corp. (Japan)	7,200	68,549
Olympus Corp. (Japan)*	4,100	152,010
PW Medtech Group Ltd. (China)*	46,000	17,366
ResMed, Inc.	2,140	153,609
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	52,000	45,819
Sirona Dental Systems, Inc.*(a)	706	63,533
Smith & Nephew PLC (United Kingdom)	14,073	239,966
Sonova Holding AG (Switzerland)	626	86,859
Sorin SpA (Italy)*	25,415	77,883
St Shine Optical Co. Ltd. (Taiwan)	1,000	16,097
St. Jude Medical, Inc.	3,984	260,554
Stryker Corp.	4,100	378,225
Supermax Corp. Bhd (Malaysia)	34,400	19,506
Symmetry Surgical, Inc.*	623	4,567
Sysmex Corp. (Japan)	1,400	77,626
Teleflex, Inc.	639	77,210
Terumo Corp. (Japan)	7,200	189,669
Thoratec Corp.*	1,242	52,027
Top Glove Corp. Bhd (Malaysia)	15,200	22,450
Varian Medical Systems, Inc.*	1,656	155,813
West Pharmaceutical Services, Inc.	2,408	144,986
William Demant Holding A/S (Denmark)*	1,071	90,937
Zimmer Holdings, Inc.	3,637	427,420

		10,128,185

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.*(a)	764	54,702
Aetna, Inc.	7,693	819,535
Air Methods Corp.*(a)	700	32,613
Alfresa Holdings Corp. (Japan)	8,500	119,776
AmerisourceBergen Corp.	2,724	309,637
Anthem, Inc.	7,111	1,098,010
Bangkok Chain Hospital PCL (Thailand)	57,500	14,136
Bangkok Dusit Medical Services PCL (Thailand)	67,000	40,562
Banmedica SA (Chile)	10,104	18,444
Bioscrip, Inc.*	1,783	7,899
BML, Inc. (Japan)	1,600	45,440
Bumrungrad Hospital PCL (Thailand)	1,000	4,671
Bupa Chile SA (Chile)	20,232	17,007
Cardinal Health, Inc.	4,941	446,024
Catamaran Corp.*	4,200	250,034
Centene Corp.*	1,730	122,294
CHC Healthcare Group (Taiwan)	12,000	24,022
Chemed Corp.	435	51,939
CIGNA Corp.	5,505	712,567
Community Health Systems, Inc.*	3,139	164,107
DaVita HealthCare Partners, Inc.*	2,329	189,301
Diagnosticos da America SA (Brazil)	2,500	7,167
Express Scripts Holding Co.*	14,465	1,255,128

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Fleury SA (Brazil)	2,500	$12,102
Fresenius Medical Care AG & Co. KGaA (Germany)	5,310	441,375
Fresenius SE & Co. KGaA (Germany)	9,916	591,155
Hanger, Inc.*	1,120	25,413
Health Net, Inc.*	1,547	93,578
Healthways, Inc.*	623	12,273
Henry Schein, Inc.*	1,019	142,273
Humana, Inc.	3,136	558,271
IHH Healthcare Bhd (Malaysia)	36,600	59,394
Jintian Pharmaceutical Group Ltd. (China)	43,000	16,497
KPJ Healthcare Bhd (Malaysia)	10,250	11,782
Laboratory Corp. of America Holdings*	1,763	222,297
Leisureworld Sr. Care Corp. (Canada)	5,800	67,912
Life Healthcare Group Holdings Ltd. (South Africa)	7,927	27,609
LifePoint Hospitals, Inc.*	1,192	87,552
Magellan Health, Inc.*	1,182	83,709
McKesson Corp.	3,309	748,496
MD Medical Group Investments PLC (Russia), GDR	1,148	5,396
Mediclinic International Ltd. (South Africa)	3,776	37,910
Medipal Holdings Corp. (Japan)	9,900	129,038
MEDNAX, Inc.*	2,392	173,444
Miraca Holdings, Inc. (Japan)	1,800	82,751
Molina Healthcare, Inc.*(a)	620	41,720
Netcare Ltd. (South Africa)	5,303	18,186
Nichii Gakkan Co. (Japan)	3,800	33,508
Odontoprev SA (Brazil)	4,000	13,724
Omnicare, Inc.	1,854	142,869
Orpea (France)	1,483	93,411
Owens & Minor, Inc.	2,124	71,876
Patterson Cos., Inc.(a)	1,647	80,357
Primary Health Care Ltd. (Australia)	31,194	130,357
Profarma Distribuidora de Produtos Farmaceuticos SA (Brazil)	1,300	2,350
Qualicorp SA (Brazil)*	2,800	20,161
Quest Diagnostics, Inc.	2,926	224,863
Ramsay Health Care Ltd. (Australia)	1,561	79,698
Rhoen-Klinikum AG (Germany)	3,823	94,914
Ryman Healthcare Ltd. (New Zealand)	28,518	166,895
Select Medical Holdings Corp.	3,739	55,449
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	33,900	90,228
Ship Healthcare Holdings, Inc. (Japan)	22,100	504,508
Sinopharm Group Co. Ltd. (China) (Class H Stock)	28,400	115,641
Sonic Healthcare Ltd. (Australia)	11,891	184,737
Spire Healthcare Group PLC (United Kingdom)*(g)	138,785	769,098
Suzuken Co. Ltd. (Japan)	3,850	117,352
Synergy Health PLC (United Kingdom)	2,823	97,362
Team Health Holdings, Inc.*	765	44,760
Toho Holdings Co. Ltd. (Japan)	3,100	52,389
UnitedHealth Group, Inc.	15,975	1,889,683
Universal Health Services, Inc. (Class B Stock)	1,395	164,205
VCA, Inc.*	1,580	86,616
WellCare Health Plans, Inc.*	898	82,131

		14,904,290

	Shares	Value
COMMON STOCKS (Continued)
Health Care Technology
Allscripts Healthcare Solutions, Inc.*	3,375	$40,365
Cerner Corp.*	2,521	184,688
HMS Holdings Corp.*	1,300	20,085
M3, Inc. (Japan)	21,700	460,363
Quality Systems, Inc.	803	12,832

		718,333

Hotels, Restaurants & Leisure — 0.4%
500.com Ltd. (China), ADR*	2,700	29,133
Accordia Golf Co. Ltd. (Japan)	5,100	48,952
Ajisen China Holdings Ltd. (Hong Kong)	32,000	18,434
Amaya, Inc. (Canada)*	3,948	92,579
Ambassador Hotel (The) (Taiwan)	24,000	21,144
Aristocrat Leisure Ltd. (Australia)	8,326	53,269
Autogrill SpA (Italy)*	4,597	44,529
Berjaya Sports Toto Bhd (Malaysia)	13,404	12,161
BHG SA - Brazil Hospitality Group (Brazil)*	1,300	7,637
BJ’s Restaurants, Inc.*	851	42,933
Bloomin’ Brands, Inc.	2,635	64,110
Bob Evans Farms, Inc.(a)	1,195	55,281
Brinker International, Inc.	594	36,567
Carnival Corp.	20,603	985,648
Carnival PLC	12,998	635,507
Carnival PLC, ADR	6,094	298,545
Central Plaza Hotel PCL (Thailand)	12,400	12,480
Cheesecake Factory, Inc. (The)(a)	1,352	66,694
China Lodging Group Ltd. (China), ADS*	1,300	25,610
China Travel International Investment Hong Kong Ltd. (China)	244,000	79,453
Chipotle Mexican Grill, Inc.*	242	157,431
City Lodge Hotels Ltd. (South Africa)	950	10,780
Compass Group PLC (United Kingdom)	24,712	428,980
Cracker Barrel Old Country Store, Inc.(a)	760	115,626
Darden Restaurants, Inc.	2,848	197,480
Doutor Nichires Holdings Co. Ltd. (Japan)	3,700	61,959
Dunkin’ Brands Group, Inc.	1,900	90,364
Echo Entertainment Group Ltd. (Australia)	171,150	587,125
Famous Brands Ltd. (South Africa)	1,229	11,349
Grand Korea Leisure Co. Ltd. (South Korea)	5,173	176,097
Greene King PLC (United Kingdom)(a)	68,499	847,999
Gtech SpA (Italy)	3,509	69,511
HIS Co. Ltd. (Japan)	16,700	586,450
International Meal Co. Alimentacao SA (Brazil)*	4,300	8,892
Intralot SA-Integrated Lottery Systems & Services (Greece)*	3,058	4,901
Jack in the Box, Inc.	1,179	113,090
Jinmao Investments and Jinmao China Investments Holdings Ltd. (China)*	12,500	8,674
Jollibee Foods Corp. (Philippines)	5,940	29,210
Kangwon Land, Inc. (South Korea)	3,070	95,740
Kappa Create Holdings Co. Ltd. (Japan)*	8,200	77,180
Kuoni Reisen Holding AG (Switzerland)*	275	90,412
Kura Corp. (Japan)	700	25,900
Ladbrokes PLC (United Kingdom)	25,434	39,226
Leofoo Development Co. (Taiwan)*	17,000	6,214
Major Cineplex Group PCL (Thailand)	21,300	21,437
Marriott Vacations Worldwide Corp.	1,456	118,009
Matsuya Foods Co. Ltd. (Japan)	6,300	126,429
McDonald’s Corp.	15,480	1,508,371
Melia Hotels International SA (Spain)	5,197	64,123

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Minor International PCL (Thailand)	33,500	$36,033
OPAP SA (Greece)	4,987	46,546
Orbis SA (Poland)	833	10,265
Oriental Land Co. Ltd. (Japan)	4,000	302,873
OUE Ltd. (Singapore)	32,000	50,358
Panera Bread Co. (Class A Stock)*(a)	436	69,758
Papa John’s International, Inc.	1,254	77,510
Plenus Co. Ltd. (Japan)	3,000	55,668
Rank Group PLC (United Kingdom)(g)	1,620	4,472
Resorttrust, Inc. (Japan)	3,000	78,175
Restaurant Group PLC (The) (United Kingdom)	13,135	130,940
REXLot Holdings Ltd. (Hong Kong)	675,000	50,417
Saizeriya Co. Ltd. (Japan)	4,600	88,913
Shanghai Jin Jiang International Hotels Group Co. Ltd. (China) (Class H Stock)	48,000	15,456
Shanghai Jinjiang International Travel Co. Ltd. (China)	21,500	56,137
Shangri-La Asia Ltd. (Hong Kong)	84,000	115,361
Six Flags Entertainment Corp	1,698	82,200
Sodexo SA (France)	2,390	233,104
Starbucks Corp.	7,484	708,735
Sun International Ltd. (South Africa)	2,918	30,313
Tatts Group Ltd. (Australia)	41,052	124,198
Texas Roadhouse, Inc.	2,551	92,933
Tokyo Dome Corp. (Japan)	9,000	38,179
Tsogo Sun Holdings Ltd. (South Africa)	6,430	14,632
WATAMI Co. Ltd. (Japan)*	2,900	28,652
Whitbread PLC (United Kingdom)	2,685	208,489
William Hill PLC (United Kingdom)	20,787	114,146
Wowprime Corp. (Taiwan)	3,030	24,091
Yum! Brands, Inc.	3,967	312,282
Zensho Holdings Co. Ltd. (Japan)*	10,000	96,864

		11,607,325

Household Durables — 0.2%
Ability Enterprise Co. Ltd. (Taiwan)	50,000	28,097
AmTRAN Technology Co. Ltd. (Taiwan)*	61,000	33,726
Arcelik A/S (Turkey)	7,948	45,788
Bellway PLC (United Kingdom)	23,912	700,893
Berkeley Group Holdings PLC (United Kingdom)	4,903	191,588
Bovis Homes Group PLC (United Kingdom)	13,180	181,791
Casio Computer Co. Ltd. (Japan)	6,800	128,803
Coway Co. Ltd. (South Korea)	1,231	101,317
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Brazil)	12,300	51,450
De’longhi SpA (Italy)	2,892	62,597
Direcional Engenharia SA (Brazil)	4,600	9,008
Dorel Industries, Inc. (Canada) (Class B Stock)	1,700	47,206
Electrolux AB (Sweden) (Class B Stock)	4,679	133,672
EZ TEC Empreendimentos e Participacoes SA (Brazil)	1,700	10,754
Forbo Holding AG (Switzerland)*	68	80,695
Funai Electric Co. Ltd. (Japan)*	5,600	64,466
Garmin Ltd.	3,006	142,845
GUD Holdings Ltd. (Australia)	10,585	66,232
Haier Electronics Group Co. Ltd. (Hong Kong)	28,000	73,293
Helbor Empreendimentos SA (Brazil)	7,300	8,920

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Helen of Troy Ltd.	1,358	$110,663
Hisense Kelon Electrical Holdings Co. Ltd. (China)*	23,000	19,859
Husqvarna AB (Sweden) (Class B Stock)	10,815	78,339
Kinpo Electronics (Taiwan)*	72,000	32,818
Leggett & Platt, Inc.	3,255	150,023
Megawide Construction Corp. (Philippines)*	36,512	6,616
Metall Zug AG (Switzerland) (Class B Stock)	39	106,414
Misawa Homes Co. Ltd. (Japan)	2,400	20,922
Newell Rubbermaid, Inc.	5,608	219,105
Nikon Corp. (Japan)	18,200	244,035
NVR, Inc.*	74	98,321
PanaHome Corp. (Japan)	7,000	48,402
Panasonic Corp. (Japan)	53,000	695,998
Persimmon PLC (United Kingdom)*(g)	31,174	768,231
Rinnai Corp. (Japan)	1,100	81,522
Sampo Corp. (Taiwan)	72,000	31,624
Sangetsu Co. Ltd. (Japan)	3,400	51,401
SEB SA (France)	1,209	87,197
Sekisui Chemical Co. Ltd. (Japan)	16,000	207,600
Sekisui House Ltd. (Japan)	34,300	498,037
Skyworth Digital Holdings Ltd. (Hong Kong)	90,116	70,784
Steinhoff International Holdings Ltd. (South Africa)	61,962	387,807
Sumitomo Forestry Co. Ltd. (Japan)	9,900	108,098
Taiwan Sanyo Electric Co. Ltd. (Taiwan)	15,000	13,942
Tamron Co. Ltd. (Japan)	1,200	25,819
Tatung Co. Ltd. (Taiwan)*	234,000	62,946
TCL Multimedia Technology Holdings Ltd. (China)*	42,000	33,780
Token Corp. (Japan)	540	27,143
Tupperware Brands Corp.	744	51,351
Welling Holding Ltd. (China)	74,000	14,127

		6,516,065

Household Products — 0.2%
Church & Dwight Co., Inc.	2,486	212,354
Clorox Co. (The)	485	53,539
Colgate-Palmolive Co.	2,715	188,258
Earth Chemical Co. Ltd. (Japan)	1,500	51,774
Energizer Holdings, Inc.	1,539	212,459
Henkel AG & Co. KGaA (Germany)	2,269	234,144
HRG Group, Inc.*	2,412	30,102
Kimberly-Clark Corp.(g)	1,936	207,365
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	16,600	34,683
LG Household & Health Care Ltd. (South Korea)	131	99,302
NVC Lighting Holding Ltd. (China)	119,000	—
Pigeon Corp. (Japan)	700	58,824
Procter & Gamble Co. (The)	52,517	4,303,243
PZ Cussons PLC (United Kingdom)	13,379	67,757
Reckitt Benckiser Group PLC (United Kingdom)	9,174	788,094
Spectrum Brands Holdings, Inc.	569	50,960
Svenska Cellulosa AB (Sweden) (Class B Stock)	20,595	473,250
Unicharm Corp. (Japan)	6,100	159,698
Unilever Indonesia Tbk PT (Indonesia)	6,100	18,479

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Products (cont’d.)
Vinda International Holdings Ltd. (Hong Kong)	28,000	$45,720

		7,290,005

Independent Power & Renewable Electricity Producers — 0.1%
Aboitiz Power Corp. (Philippines)	47,400	47,159
AES Corp. (The)	11,909	153,031
AES Gener SA (Chile)	92,018	50,116
Akenerji Elektrik Uretim A/S (Turkey)*	24,731	9,492
Algonquin Power & Utilities Corp. (Canada)	7,043	52,049
Beijing Jingneng Clean Energy Co. Ltd. (China) (Class H Stock)	110,000	46,273
Calpine Corp.*	6,507	148,815
CGN Power Co. Ltd. (China)*(g)	91,000	39,198
China Datang Corp. Renewable Power Co. Ltd. (China) (Class H Stock)	114,000	17,497
China Longyuan Power Group Corp. (China) (Class H Stock)	125,000	135,860
China Power International Development Ltd. (China)	159,000	83,292
China Power New Energy Development Co. Ltd. (China)*	420,000	27,022
China Resources Power Holdings Co. Ltd. (China)	90,000	225,710
Colbun SA (Chile)	201,719	59,592
Datang International Power Generation Co. Ltd. (China) (Class H Stock)	150,000	76,521
Drax Group PLC (United Kingdom)	54,023	290,155
Dynegy, Inc.*	3,362	105,668
EDP Renovaveis SA (Portugal)	10,208	70,162
Electric Power Development Co. Ltd. (Japan)	5,500	185,279
Electricity Generating PCL (Thailand)	5,500	25,607
Empresa Nacional de Electricidad SA (Chile), ADR	2,881	129,789
Enel Green Power SpA (Italy)	37,802	70,488
First Gen Corp. (Philippines)	102,000	69,501
Guangdong Electric Power Development Co. Ltd. (China) (Class B Stock)	74,600	57,350
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	66,000	32,273
Huadian Power International Corp. Ltd. (China) (Class H Stock)	60,000	50,052
Huaneng Power International, Inc. (China) (Class H Stock)	150,000	178,152
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	152,000	55,023
Lopez Holdings Corp. (Philippines)	162,400	31,063
Northland Power, Inc. (Canada)	10,565	144,392
NRG Energy, Inc.	13,328	335,732
Ratchaburi Electricity Generating Holding PCL (Thailand)	7,000	13,176
Renewables Infrastructure Group Ltd/The (United Kingdom)	39,997	61,260
Taiwan Cogeneration Corp. (Taiwan)	33,000	28,566
Tractebel Energia SA (Brazil)	2,600	28,953
TransAlta Corp. (Canada)	9,800	90,916

		3,225,184

Industrial Conglomerates — 0.5%
3M Co	8,648	1,426,488

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Akfen Holding A/S (Turkey)	724	$1,681
Allied Electronics Corp. Ltd. (South Africa) (Class N Stock)	9,825	11,350
Antarchile SA (Chile)	6,065	73,907
Beijing Enterprises Holdings Ltd. (China)	22,000	172,841
Bidvest Group Ltd. (The) (South Africa)	802	21,694
Boustead Holdings Bhd (Malaysia)	27,900	34,654
CITIC Ltd. (China)	59,000	100,983
CJ Corp. (South Korea)	613	97,134
Danaher Corp.	12,537	1,064,391
DCC PLC (Ireland)	3,331	198,414
DMCI Holdings, Inc. (Philippines)	138,150	47,895
Dogan Sirketler Grubu Holding A/S (Turkey)*	59,693	13,971
Enka Insaat ve Sanayi A/S (Turkey)	30,809	61,566
Far Eastern New Century Corp. (Taiwan)	84,000	86,586
General Electric Co.	232,415	5,766,216
Grupo KUO SAB De CV (Mexico)	6,700	11,947
HAP Seng Consolidated Bhd (Malaysia)	40,500	49,757
Hopewell Holdings Ltd. (Hong Kong)	50,500	189,522
Hosken Consolidated Investments Ltd. (South Africa)	3,833	45,729
Hutchison Whampoa Ltd. (Hong Kong)	69,000	956,399
Industries Qatar QSC (Qatar)	1,522	58,011
Jardine Matheson Holdings Ltd. (Hong Kong)	5,318	336,098
Jardine Strategic Holdings Ltd. (Hong Kong)	4,532	158,620
JG Summit Holdings, Inc. (Philippines)	67,960	110,226
KOC Holding A/S (Turkey)	12,872	58,550
Koninklijke Philips NV (Netherlands)	25,209	715,176
MMC Corp. Bhd (Malaysia)	31,400	21,451
NWS Holdings Ltd. (Hong Kong)	44,000	73,286
Quinenco SA (Chile)	6,202	12,712
Reunert Ltd. (South Africa)	3,974	19,665
Roper Industries, Inc.	1,685	289,820
San Miguel Corp. (Philippines)	62,220	93,887
Shanghai Industrial Holdings Ltd. (China)	28,000	86,309
Siemens AG (Germany)	20,416	2,208,067
Sime Darby Bhd (Malaysia)	66,300	165,940
Smiths Group PLC (United Kingdom)	8,875	146,785
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	25,877	31,915
Yazicilar Holding A/S (Turkey) (Class A Stock)	4,064	33,726

		15,053,369

Insurance — 1.0%
ACE Ltd.	9,943	1,108,545
Admiral Group PLC (United Kingdom)	4,300	97,363
AIA Group Ltd. (Hong Kong)	209,600	1,315,971
Alleghany Corp.*	680	331,160
Allied World Assurance Co. Holdings AG	4,366	176,386
Allstate Corp. (The)	13,334	948,981
American Financial Group, Inc.	2,763	177,246
Amlin PLC (United Kingdom)	19,143	143,357
Amtrust Financial Services, Inc.	1,300	74,081
AON PLC	4,922	473,103
Arch Capital Group Ltd.*	4,829	297,466
Argo Group International Holdings Ltd.	1,123	56,318
Arthur J Gallagher & Co.	3,967	185,457
Aspen Insurance Holdings Ltd.	3,781	178,577

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Assicurazioni Generali SpA (Italy)	42,934	$844,172
Assurant, Inc.	3,220	197,740
Axis Capital Holdings Ltd.	4,258	219,628
BB Seguridade Participacoes SA (Brazil)	5,800	59,444
Beazley PLC (United Kingdom)	211,757	900,830
Brasil Insurance Participacoes e Administracao SA (Brazil)	2,000	1,209
Brown & Brown, Inc.	3,304	109,395
Cathay Financial Holding Co. Ltd. (Taiwan)	244,000	388,768
Catlin Group Ltd. (United Kingdom)	16,539	174,219
Chubb Corp. (The)	6,739	681,313
Cincinnati Financial Corp.	2,804	149,397
CNinsure, Inc. (China), ADR*	2,600	22,438
CNP Assurances (France)	11,039	193,476
Delta Lloyd NV (Netherlands)	24,834	468,365
Discovery Ltd. (South Africa)	5,537	56,827
Dongbu Insurance Co. Ltd. (South Korea)	2,080	92,615
Endurance Specialty Holdings Ltd.	2,527	154,501
Euler Hermes Group (France)	725	77,101
Everest Re Group Ltd.	1,907	331,818
Fairfax Financial Holdings Ltd. (Canada)	500	280,289
First American Financial Corp.	3,860	137,725
First Insurance Co. Ltd. (The) (Taiwan)	43,000	19,789
FNF Group	8,219	302,130
Friends Life Group Ltd. (United Kingdom)(g)	50,330	308,120
Gjensidige Forsikring ASA (Norway)	7,696	132,789
Great Eastern Holdings Ltd. (Singapore)	2,000	36,314
Great-West Lifeco, Inc. (Canada)	8,000	231,306
Grupo Catalana Occidente SA (Spain)	1,752	52,455
Hannover Rueck SE (Germany)	2,516	259,989
Hanover Insurance Group, Inc. (The)	2,330	169,111
Hanwha Life Insurance Co. Ltd. (South Korea)	13,570	90,043
HCC Insurance Holdings, Inc.	3,657	207,242
Hiscox Ltd. (United Kingdom)(g)	10,994	138,853
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	4,316	96,496
Insurance Australia Group Ltd. (Australia)	50,200	232,375
Intact Financial Corp. (Canada)	4,100	308,888
Kemper Corp.	2,112	82,284
Korean Reinsurance Co. (South Korea)	8,170	75,048
Lancashire Holdings Ltd. (United Kingdom)	12,114	112,508
Liberty Holdings Ltd. (South Africa)	3,639	50,359
LIG Insurance Co. Ltd. (South Korea)	4,447	91,284
Loews Corp.	11,264	459,909
Long Bon International Co. Ltd. (Taiwan)	33,000	24,137
Markel Corp.*	316	242,991
Marsh & McLennan Cos., Inc.	7,465	418,712
Meadowbrook Insurance Group, Inc.	5,452	46,342
Mercuries Life Insurance Co. Ltd. (Taiwan)*	43,066	24,346
Mercury General Corp.	3,142	181,451
MMI Holdings Ltd. (South Africa)	27,816	75,268
Montpelier Re Holdings Ltd. (Bermuda)	3,403	130,811
Muenchener Rueckversicherungs AG (Germany)	6,401	1,375,456
NN Group NV (Netherlands)*	9,737	276,041
Old Republic International Corp.	7,075	105,701
PartnerRe Ltd.	2,318	265,017
People’s Insurance Co. Group of China Ltd. (China) (Class H Stock)	322,000	163,378
Porto Seguro SA (Brazil)	2,700	30,049

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Power Corp. of Canada (Canada)	14,300	$378,458
Power Financial Corp. (Canada)	8,600	254,561
Powszechny Zaklad Ubezpieczen SA (Poland)	1,246	160,767
Primerica, Inc.	2,246	114,321
ProAssurance Corp.	2,961	135,940
Progressive Corp. (The)	8,949	243,413
Rand Merchant Insurance Holdings Ltd. (South Africa)	13,832	52,671
Reinsurance Group of America, Inc.	2,843	264,939
RenaissanceRe Holdings Ltd.	2,542	253,514
RSA Insurance Group PLC (United Kingdom)	27,509	171,464
Sampo OYJ (Finland) (Class A Stock)	11,795	594,918
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,095	264,016
Samsung Life Insurance Co. Ltd. (South Korea)	3,989	347,123
Sanlam Ltd. (South Africa)	24,503	157,917
Santam Ltd. (South Africa)	1,165	21,706
SCOR SE (France)	9,212	310,698
Shin Kong Financial Holding Co. Ltd. (Taiwan)	644,416	183,043
Shinkong Insurance Co. Ltd. (Taiwan)	31,000	24,267
Societa Cattolica di Assicurazioni Scrl (Italy)	9,791	85,180
Sony Financial Holdings, Inc. (Japan)	6,700	107,776
St James’s Place PLC (United Kingdom)	55,206	763,562
StanCorp Financial Group, Inc.	1,206	82,732
Stewart Information Services Corp.	1,044	42,428
Sul America SA (Brazil), UTS	6,900	30,419
Symetra Financial Corp.	4,839	113,523
Talanx AG (Germany)	2,031	63,609
Thai Reinsurance PCL (Thailand)*	70,900	6,188
Third Point Reinsurance Ltd. (Bermuda)*	647	9,155
Tokio Marine Holdings, Inc. (Japan)	27,100	1,022,939
Topdanmark A/S (Denmark)*	5,428	162,412
Torchmark Corp.	3,685	202,380
Travelers Cos., Inc. (The)	10,901	1,178,725
Tryg A/S (Denmark)	918	107,965
Unipol Gruppo Finanziario SpA (Italy)	15,409	81,807
UnipolSai SpA (Italy)	17,689	51,470
Unum Group	8,125	274,056
Validus Holdings Ltd.	5,605	235,971
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	2,163	95,770
W.R. Berkley Corp.	3,266	164,966
Willis Group Holdings PLC*	4,023	193,828
XL Group PLC (Ireland)	10,575	389,160
Zurich Insurance Group AG (Switzerland)*	4,691	1,585,568

		28,907,598

Internet & Catalog Retail — 0.1%
ASKUL Corp. (Japan)	1,600	37,632
Ctrip.com International Ltd. (China), ADR*	6,651	389,882
HSN, Inc.	631	43,053
JD.com, Inc. (China), ADR*	600	17,628
Liberty Interactive Corp. (Class A Stock)*	11,563	337,524
momo.com, Inc. (Taiwan)*	34,000	281,627
Rakuten, Inc. (Japan)	11,100	195,450

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Catalog Retail (cont’d.)
Start Today Co. Ltd. (Japan)	25,200	$663,388

		1,966,184

Internet Software & Services — 0.3%
Alibaba Group Holding Ltd. (China), ADR*	1,600	133,184
Bankrate, Inc.*	2,194	24,880
Bitauto Holdings Ltd. (China), ADR*	200	10,176
Blucora, Inc.*	1,983	27,088
carsales.com Ltd. (Australia)	6,253	49,198
Cimpress NV*	1,154	97,375
Criteo SA (France), ADR*	761	30,059
eBay, Inc.*	21,543	1,242,600
Equinix, Inc.	393	91,510
Facebook, Inc. (Class A Stock)*	21,861	1,797,302
GMO internet, Inc. (Japan)	51,800	636,380
Google, Inc. (Class A Stock)*	3,768	2,090,110
Google, Inc. (Class C Stock)*	3,623	1,985,404
Gree, Inc. (Japan)(a)	6,700	46,619
IAC/InterActiveCorp.	1,421	95,875
j2 Global, Inc.	1,232	80,918
Kakaku.com, Inc. (Japan)	2,100	34,847
Liquidity Services, Inc.*	762	7,529
NAVER Corp. (South Korea)	441	266,057
NetEase, Inc. (China), ADR	1,500	157,950
NIC, Inc.	1,542	27,247
Pacific Online Ltd. (China)	28,000	11,757
PChome Online, Inc. (Taiwan)	1,111	14,429
SINA Corp. (China)*	1,600	51,456
Sohu.com, Inc. (China)*	900	47,997
Telecity Group PLC (United Kingdom)	5,096	65,968
Tencent Holdings Ltd. (China)	49,900	947,597
Twitter, Inc.*	2,741	137,269
WebMD Health Corp.*	680	29,808
Yahoo! Japan Corp. (Japan)	24,700	101,880
Yandex NV (Russia) (Class A Stock)*	2,900	43,979

		10,384,448

IT Services — 0.5%
Accenture PLC (Class A Stock)	8,558	801,799
Amadeus IT Holding SA (Spain) (Class A Stock)	7,252	310,798
Amdocs Ltd.	4,836	263,078
Atea ASA (Norway)	10,033	113,025
AtoS (France)	2,968	204,305
Automatic Data Processing, Inc.	4,487	384,267
Bechtle AG (Germany)	570	40,620
Blackhawk Network Holdings, Inc. (Class B Stock)*	965	34,306
Booz Allen Hamilton Holding Corp.	1,898	54,928
Broadridge Financial Solutions, Inc.	1,960	107,820
CACI International, Inc. (Class A Stock)*	665	59,797
Cap Gemini SA (France)	11,719	961,441
Cardtronics, Inc.*	1,103	41,473
CGI Group, Inc. (Canada) (Class A Stock)*	8,100	343,557
China Public Procurement Ltd. (Hong Kong)*	632,000	13,898
Chinasoft International Ltd. (China)*	52,000	21,252
Cielo SA (Brazil)	3,600	51,537
Computer Sciences Corp.	3,139	204,914
Computershare Ltd. (Australia)	74,297	718,142
Convergys Corp.	3,879	88,713

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
DH Corp. (Canada)	3,300	$100,807
DST Systems, Inc.	709	78,493
DTS Corp. (Japan)	2,300	43,999
EOH Holdings Ltd. (South Africa)	2,511	32,915
ExlService Holdings, Inc.*	81	3,013
Fidelity National Information Services, Inc.	5,081	345,813
Fiserv, Inc.*	3,993	317,044
FleetCor Technologies, Inc.*	738	111,379
Forrester Research, Inc.	1,005	36,964
Fujitsu Ltd. (Japan)	57,000	388,719
Gartner, Inc.*	1,082	90,726
Gemalto NV (Netherlands)(a)	2,309	184,145
Genpact Ltd.*	3,725	86,606
Global Payments, Inc.	1,157	106,074
Heartland Payment Systems, Inc.	725	33,966
Hi Sun Technology China Ltd. (Hong Kong)*	51,000	18,405
Indra Sistemas SA (Spain)	6,491	76,081
International Business Machines Corp.	15,551	2,495,935
interXion Holding NV (Netherlands)*	1,993	56,203
Iress Ltd. (Australia)	7,146	57,000
IT Holdings Corp. (Japan)	5,900	107,579
Itochu Techno-Solutions Corp. (Japan)	2,000	41,489
Jack Henry & Associates, Inc.	989	69,121
Leidos Holdings, Inc.	2,118	88,871
MasterCard, Inc. (Class A Stock)	11,374	982,600
MAXIMUS, Inc.	1,520	101,475
NEC Networks & System Integration Corp. (Japan)	2,600	52,312
NET One Systems Co. Ltd. (Japan)	6,500	44,359
NeuStar, Inc. (Class A Stock)*(a)	3,496	86,072
Nihon Unisys Ltd. (Japan)	5,100	48,288
Nomura Research Institute Ltd. (Japan)	2,600	97,683
NS Solutions Corp. (Japan)	1,000	30,806
NTT Data Corp. (Japan)	4,000	173,730
Obic Co. Ltd. (Japan)	11,200	474,940
Otsuka Corp. (Japan)	9,600	409,106
Paychex, Inc.(a)	3,882	192,605
QIWI PLC (Russia), ADR	4,100	98,482
Science Applications International Corp.	1,593	81,801
SCSK Corp. (Japan)	1,900	53,175
SK C&C Co. Ltd. (South Korea)	427	89,397
SMS Management & Technology Ltd. (Australia)	9,900	26,693
Sonda SA (Chile)	14,933	35,162
Systex Corp. (Taiwan)*	11,000	20,015
Tieto OYJ (Finland)	3,104	72,940
Total System Services, Inc.	3,230	123,225
Travelsky Technology Ltd. (China) (Class H Stock)	42,000	48,348
Vantiv, Inc. (Class A Stock)*	2,837	106,955
Visa, Inc. (Class A Stock)(a)	24,040	1,572,456
Western Union Co. (The)(a)	9,693	201,711
Wirecard AG (Germany)	2,154	90,780

		15,106,133

Leisure Products — 0.1%
Accell Group (Netherlands)	2,844	52,941
Advanced International Multitech Co. Ltd. (Taiwan)	16,000	12,926
Amer Sports OYJ (Finland)	37,247	800,117
Daikoku Denki Co. Ltd. (Japan)	1,000	14,451

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Leisure Products (cont’d.)
Giant Manufacturing Co. Ltd. (Taiwan)	6,000	$57,882
Goodbaby International Holdings Ltd. (China)	39,000	12,627
Hasbro, Inc.	2,300	145,452
Heiwa Corp. (Japan)	3,400	66,787
Mars Engineering Corp. (Japan)	1,800	31,840
Mattel, Inc.	6,993	159,790
Merida Industry Co. Ltd. (Taiwan)	4,200	32,973
Namco Bandai Holdings, Inc. (Japan)	7,300	142,087
Sankyo Co. Ltd. (Japan)	2,600	92,343
Sega Sammy Holdings, Inc. (Japan)	6,600	96,165
Shimano, Inc. (Japan)	1,100	163,462
Sturm Ruger & Co., Inc.	593	29,431
Tomy Co. Ltd. (Japan)	8,900	52,906
Universal Entertainment Corp. (Japan)	1,100	17,973
Vista Outdoor, Inc.*	2,346	100,456
Yamaha Corp. (Japan)	8,000	139,699

		2,222,308

Life Sciences Tools & Services — 0.1%
Bio-Techne Corp.	1,169	117,239
Cambrex Corp.*	875	34,676
Charles River Laboratories International, Inc.*	1,197	94,910
Eurofins Scientific SE (France)	132	35,527
Gerresheimer AG (Germany)	1,341	73,807
ICON PLC (Ireland)*	1,730	122,017
PerkinElmer, Inc.	1,686	86,222
QIAGEN NV*	6,146	154,230
Thermo Fisher Scientific, Inc.	6,117	821,758
Waters Corp.*	1,226	152,416
WuXi PharmaTech Cayman, Inc. (China), ADR*	2,100	81,438

		1,774,240

Machinery — 0.4%
Alfa Laval AB (Sweden)	8,600	168,907
Andritz AG (Austria)	1,514	90,396
Atlas Copco AB (Sweden) (Class A Stock)	9,726	314,866
Atlas Copco AB (Sweden) (Class B Stock)	6,614	195,307
Blount International, Inc.*	1,660	21,381
Bodycote PLC (United Kingdom)	54,661	580,511
Burckhardt Compression Holding AG (Switzerland)	32	12,316
C Sun Manufacturing Ltd. (Taiwan)	10,000	7,016
Chia Chang Co. Ltd. (Taiwan)	17,000	16,664
China CNR Corp. Ltd. (China) (Class H Stock)*(g)	36,000	51,673
China Conch Venture Holdings Ltd. (China) .	29,500	63,041
China International Marine Containers Group Co. Ltd. (China) (Class H Stock)	16,100	35,097
China Rongsheng Heavy Industries Group Holdings Ltd. (China)*	103,000	8,965
CLARCOR, Inc.	1,352	89,313
CNH INDUSTRIAL NV (United Kingdom)	38,879	318,623
Construcciones y Auxiliar de Ferrocarriles SA (Spain)	120	39,898
CSBC Corp. Taiwan (Taiwan)	52,000	27,484
CSR Corp. Ltd. (China) (Class H Stock)	39,000	51,500
Daifuku Co. Ltd. (Japan)	39,000	514,817
Deere & Co.	7,949	697,048

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Donaldson Co., Inc.	2,459	$92,729
Doosan Infracore Co. Ltd. (South Korea)*	28,515	305,214
Duerr AG (Germany)	806	88,514
Duro Felguera SA (Spain)	14,063	55,429
FANUC Corp. (Japan)	2,700	589,447
Fuji Machine Manufacturing Co. Ltd. (Japan)	4,200	47,691
Fujitec Co. Ltd. (Japan)	4,000	39,065
G Shank Enterprise Co. Ltd. (Taiwan)	12,529	10,970
GEA Group AG (Germany)	15,824	760,679
Glory Ltd. (Japan)	3,900	108,607
Haitian International Holdings Ltd. (China)	15,000	34,440
Hillenbrand, Inc.	2,781	85,849
HMS Hydraulic Machines and Systems Group PLC (Russia), GDR	18,597	6,881
Hoshizaki Electric Co. Ltd. (Japan)	1,800	116,890
Illinois Tool Works, Inc.	5,684	552,144
Interpump Group SpA (Italy)	4,970	80,847
Iochpe-Maxion SA (Brazil)	3,500	10,912
King Slide Works Co. Ltd. (Taiwan)	2,000	30,120
Koenig & Bauer AG (Germany)*	2,088	38,373
Kone OYJ (Finland) (Class B Stock)	5,108	226,489
Kopex SA (Poland)*	3,719	10,108
Krones AG (Germany)	800	83,051
Kurita Water Industries Ltd. (Japan)	4,100	99,053
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	5,500	62,265
Makino Milling Machine Co. Ltd. (Japan)	40,000	339,162
MAN SE (Germany)	1,326	139,586
Melrose Industries PLC (United Kingdom)	155,249	637,623
Metka SA (Greece)	2,552	23,845
Minebea Co. Ltd. (Japan)	1,000	15,728
Mirle Automation Corp. (Taiwan)	11,000	10,290
Oiles Corp. (Japan)	3,360	65,547
Pall Corp.	1,271	127,596
Pfeiffer Vacuum Technology AG (Germany)	509	43,234
Rechi Precision Co. Ltd. (Taiwan)	12,360	12,262
Rotork PLC (United Kingdom)	2,712	99,432
Sany Heavy Equipment International Holdings Co. Ltd. (China)*	68,000	15,504
Schindler Holding AG (Switzerland)	458	76,010
Schweiter Technologies AG (Switzerland)	113	96,903
Shanghai Diesel Engine Co. Ltd. (China)	72,700	57,288
Shanghai Zhenhua Heavy Industries Co. Ltd. (China)*	79,000	47,242
Shin Zu Shing Co. Ltd. (Taiwan)*	7,000	18,434
Shinmaywa Industries Ltd. (Japan)	26,000	275,618
Sinotruk Hong Kong Ltd. (China)	75,500	45,085
Sintokogio Ltd. (Japan)	4,700	36,273
SKF AB (Sweden) (Class B Stock)	8,616	222,474
SNC Former PCL (Thailand)	48,400	22,906
Spirax-Sarco Engineering PLC (United Kingdom)	15,839	800,888
Star Micronics Co. Ltd. (Japan)	3,100	43,492
Syncmold Enterprise Corp. (Taiwan)	11,000	24,867
Tadano Ltd. (Japan)	4,000	53,711
Takuma Co. Ltd. (Japan)	82,000	642,284
Tong-Tai Machine & Tool Co. Ltd. (Taiwan)	12,000	12,848
Toro Co. (The)	1,669	117,030
Valmont Industries, Inc.	569	69,919
Vossloh AG (Germany)	1,276	78,010
Wartsila OYJ (Finland)	3,988	176,390

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
WEG SA (Brazil)	2,860	$28,649
Xylem, Inc.	3,936	137,839
Yangzijiang Shipbuilding Holdings Ltd. (China)	129,000	118,601
Yungtay Engineering Co. Ltd. (Taiwan)	10,000	23,187

		11,596,347

Marine
Clarkson PLC (United Kingdom)	2,253	75,197
Diana Shipping, Inc. (Greece)*(a)	4,300	26,316
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)*	80,000	59,413
Grindrod Ltd. (South Africa)	11,944	17,135
Kuehne & Nagel International AG (Switzerland)	653	96,952
Navios Maritime Holdings, Inc. (Greece)	3,800	15,884
Precious Shipping PCL (Thailand)	29,200	12,832
Qatar Navigation (Qatar)	1,493	40,573
Shih Wei Navigation Co. Ltd. (Taiwan)	20,000	11,717
Sincere Navigation Corp. (Taiwan)	19,000	15,082
Sinotrans Shipping Ltd. (China)*	116,000	26,924
SITC International Holdings Co. Ltd. (China)	58,000	30,609
Stolt-Nielsen Ltd. (Norway)	3,470	53,299
Trencor Ltd. (South Africa)	7,376	37,400
U-Ming Marine Transport Corp. (Taiwan)	7,000	10,340
Wan Hai Lines Ltd. (Taiwan)	23,000	28,354
Wilh Wilhelmsen ASA (Norway)	10,038	59,701
Wisdom Marine Lines Co. Ltd. (Taiwan)*	24,912	31,130

		648,858

Media — 0.7%
Aimia, Inc. (Canada)	19,186	195,564
ASATSU-DK, Inc. (Japan)	2,100	57,200
Avex Group Holdings, Inc. (Japan)	2,700	43,067
Axel Springer SE (Germany)	1,256	74,131
BEC World PCL (Thailand)	15,100	19,026
Carmike Cinemas, Inc.*	637	21,403
Charter Communications, Inc. (Class A Stock)*	196	37,850
Cheil Worldwide, Inc. (South Korea)*	2,723	58,990
Cinemark Holdings, Inc.	2,399	108,123
Cineplex, Inc. (Canada)	2,800	110,271
Cineworld Group PLC (United Kingdom)	12,068	85,922
Cogeco Cable, Inc. (Canada)	4,495	241,013
Comcast Corp. (Class A Stock)	53,095	2,998,275
Corus Entertainment, Inc. (Canada) (Class B Stock)	3,800	57,725
CTC Media, Inc. (Russia)	1,000	3,960
CyberAgent, Inc. (Japan)	1,200	68,733
Cyfrowy Polsat SA (Poland)	5,564	36,599
Daiichikosho Co. Ltd. (Japan)	1,900	59,020
Dentsu, Inc. (Japan)	6,800	290,894
Discovery Communications, Inc. (Class A Stock)*(a)	3,514	108,091
Discovery Communications, Inc. (Class C Stock)*	7,595	223,863
DISH Network Corp. (Class A Stock)*	1,430	100,186
Eutelsat Communications SA (France)	4,741	157,264
Fuji Media Holdings, Inc. (Japan)	4,100	58,115
GFK SE (Germany)	10,937	403,772
Grupo Televisa SAB (Mexico), ADR*	7,120	235,031

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Hakuhodo DY Holdings, Inc. (Japan)	11,000	$116,944
IPSOS (France)	2,306	64,530
JCDecaux SA (France)	13,110	441,464
Kinepolis Group NV (Belgium)	2,015	77,717
Lagardere SCA (France)	6,432	193,316
Liberty Broadband Corp. (Class A Stock)*	916	51,736
Liberty Broadband Corp. (Class C Stock)*	1,833	103,748
Liberty Global PLC (United Kingdom) (Class A Stock)*	2,878	148,131
Liberty Global PLC (United Kingdom) (Class C Stock)*	8,690	432,849
Madison Square Garden Co. (The) (Class A Stock)*	1,042	88,205
Media Prima Bhd (Malaysia)	27,600	12,669
Megacable Holdings SAB de CV (Mexico)*	22,200	86,917
Meredith Corp.	1,303	72,668
Multiplus SA (Brazil)	1,000	10,490
News Corp. (Class A Stock)*	19,471	311,731
Nippon Television Holdings, Inc. (Japan)	1,100	18,310
NOS SGPS (Portugal)	12,000	86,967
Omnicom Group, Inc.(a)	4,692	365,882
Pearson PLC (United Kingdom)	26,725	575,218
Publicis Groupe SA (France)	5,705	440,177
Quebecor, Inc. (Canada) (Class B Stock)	3,400	90,949
REA Group Ltd. (Australia)	1,518	55,606
Reed Elsevier NV (United Kingdom)	13,077	325,846
Reed Elsevier PLC (United Kingdom)	11,955	205,600
Schibsted ASA (Norway)	1,611	93,156
Scholastic Corp.	1,134	46,426
Scripps Networks Interactive, Inc. (Class A Stock)	2,269	155,563
SES SA (Luxembourg)	9,319	330,359
Shaw Communications, Inc. (Canada) (Class B Stock)	12,400	278,242
Singapore Press Holdings Ltd. (Singapore)	34,000	103,787
SKY Network Television Ltd. (New Zealand)	26,549	117,146
SKY Perfect JSAT Holdings, Inc. (Japan)	14,800	91,796
Sky PLC (United Kingdom)	10,091	148,458
Star Publications Malaysia Bhd (Malaysia)	33,100	21,897
Television Broadcasts Ltd. (Hong Kong)	15,500	95,771
Thomson Reuters Corp.	10,500	425,704
Time Warner Cable, Inc.	3,824	573,141
Time Warner, Inc.	19,790	1,671,068
Time, Inc.	5,213	116,980
Toei Co. Ltd. (Japan)	7,000	52,008
Toho Co. Ltd. (Japan)	3,700	90,468
Tokyo Broadcasting System Holdings, Inc. (Japan)	3,100	39,098
TV Asahi Holdings Corp. (Japan)	2,200	36,685
TV Azteca SAB de CV (Mexico), UTS*	68,800	25,755
TV Tokyo Holdings Corp. (Japan)	14,300	262,984
TVN SA (Poland)*	2,067	9,355
Viacom, Inc. (Class B Stock)	8,662	591,615
Vivendi SA (France)	43,630	1,083,232
Walt Disney Co. (The)	26,950	2,826,785
Wiley, (John) & Sons, Inc. (Class A Stock)	2,291	140,072
Wisdom Holdings Group (China)	30,000	19,210
Wolters Kluwer NV (Netherlands)	8,681	283,474
Woongjin Thinkbig Co. Ltd. (South Korea)*	4,400	37,063

		19,999,056

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining — 0.3%
Acacia Mining PLC (United Kingdom)	19,988	$77,481
Acerinox SA (Spain)	5,029	84,589
Agnico Eagle Mines Ltd. (Canada)	5,738	159,425
Alamos Gold, Inc. (Canada)	52,565	307,949
AMAG Austria Metall AG (Austria)(g)	1,807	62,952
AngloGold Ashanti Ltd. (South Africa), ADR*	12,506	116,806
ArcelorMittal SA (Luxembourg)	68,109	639,036
ArcelorMittal South Africa Ltd. (South Africa)*	9,290	14,461
Asahi Holdings, Inc. (Japan)	3,900	66,758
AuRico Gold, Inc. (Canada)	15,500	42,833
Aurubis AG (Germany)	2,140	120,863
B2Gold Corp. (Canada)*	138,221	206,259
Barrick Gold Corp. (Canada)	38,600	422,099
Centerra Gold, Inc. (Canada)(g)	8,800	42,939
China Hongqiao Group Ltd. (China)	84,500	50,618
China Metal Products Co. Ltd. (Taiwan)	11,220	11,265
China Precious Metal Resources Holdings Co. Ltd. (Hong Kong)*	306,000	25,195
China Steel Corp. (Taiwan)	476,013	395,163
China Zhongwang Holdings Ltd. (China)	158,800	71,054
Chung Hung Steel Corp. (Taiwan)*	54,000	12,195
Cia de Minas Buenaventura SAA (Peru), ADR(a)	8,900	90,157
Cia Minera Milpo SA (Peru)	51,561	30,306
Cia Siderurgica Nacional SA (Brazil)	22,000	37,706
Detour Gold Corp. (Canada)*	10,400	88,271
DRDGOLD Ltd. (South Africa), ADR	1,944	3,363
Eldorado Gold Corp. (Canada)	35,900	164,683
Eramet (France)*	5,105	466,651
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	57,263	88,996
Feng Hsin Iron & Steel Co. Ltd. (Taiwan)	17,000	21,312
Franco-Nevada Corp. (Canada)	3,300	159,926
G J Steel PCL (Thailand)*	5,267,700	8,094
Gerdau SA (Brazil), ADR	22,900	73,280
Gold Fields Ltd. (South Africa), ADR	29,387	117,842
Goldcorp, Inc. (Canada)	32,600	589,943
Grupa Kety SA (Poland)	335	26,521
Harmony Gold Mining Co. Ltd. (South Africa), ADR*	23,214	40,392
Industrias CH SAB de CV (Mexico) (Class B Stock)*	6,000	24,537
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret A/S (Turkey) (Class D Stock)*	1	1
Kinross Gold Corp. (Canada)*	66,500	147,539
Koza Altin Isletmeleri A/S (Turkey)	1,802	19,497
Magnitogorsk Iron & Steel Works (Russia), GDR(g)	8,362	27,804
Maruichi Steel Tube Ltd. (Japan)	3,300	78,111
Minsur SA (Peru)	56,573	23,568
MMC Norilsk Nickel OJSC (Russia), ADR	14,300	253,825
Mytilineos Holdings SA (Greece)*	5,707	34,134
New Gold, Inc. (Canada)*	28,100	94,292
Newmont Mining Corp.	14,288	310,192
Nickel Asia Corp. (Philippines)	47,250	25,309
Pan American Silver Corp. (Canada)	14,400	126,428
Philex Mining Corp. (Philippines)	83,200	13,513
Polymetal International PLC (Russia)	1,891	16,118
Polyus Gold International Ltd. (Russia)	15,067	41,883
POSCO (South Korea)	4,893	1,069,453

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Randgold Resources Ltd. (United Kingdom)	1,835	$127,206
Randgold Resources Ltd. (United Kingdom), ADR	2,163	149,831
Royal Bafokeng Platinum Ltd. (South Africa)*	2,725	11,654
Royal Gold, Inc.	1,474	93,024
Salzgitter AG (Germany)	13,361	387,387
Shougang Fushan Resources Group Ltd. (China)	340,000	69,292
Silver Wheaton Corp. (Canada)	8,300	157,671
Sociedad Minera Cerro Verde SAA (Peru)*	294	6,036
STP & I PCL (Thailand)	20,790	10,018
TA Chen Stainless Pipe Co. Ltd. (Taiwan)*	53,000	35,844
Tahoe Resources, Inc.	15,900	174,247
Tiangong International Co. Ltd. (China)	132,000	21,459
Ton Yi Industrial Corp. (Taiwan)	34,000	23,641
Tung Ho Steel Enterprise Corp. (Taiwan)	45,000	34,027
United Co. RUSAL PLC (Russia)*	55,000	34,280
Usinas Siderurgicas de Minas Gerais SA (Brazil)*	4,900	33,316
Vale SA (Brazil), ADR(a)	45,600	257,640
Voestalpine AG (Austria)	3,033	110,947
Volcan Cia Minera SAA (Peru) (Class B Stock)	106,369	18,893
Yamana Gold, Inc. (Canada)	57,685	206,774
YC INOX Co. Ltd. (Taiwan)	27,000	20,822
Yieh Phui Enterprise Co. Ltd. (Taiwan)	94,860	28,661
Yodogawa Steel Works Ltd. (Japan)	9,000	35,638
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	44,500	23,694

		9,315,589

Multiline Retail — 0.2%
Aeon Co. M Bhd (Malaysia)	27,400	21,874
Big Lots, Inc.	1,641	78,817
Can Do Co. Ltd. (Japan)	2,100	27,570
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	2,500	254,688
Dillard’s, Inc. (Class A Stock)	613	83,681
Dollar General Corp.*	6,624	499,317
Dollar Tree, Inc.*	3,113	252,604
Dollarama, Inc. (Canada)	3,300	184,470
Don Quijote Holdings Co. Ltd. (Japan)	1,500	121,932
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)*	9,700	113,766
Family Dollar Stores, Inc.	1,473	116,721
Golden Eagle Retail Group Ltd. (China)	30,000	36,569
Grand Ocean Retail Group Ltd. (Taiwan)	10,000	17,569
Grupo Sanborns SAB de CV (Mexico)	19,400	31,707
H2O Retailing Corp. (Japan)	4,500	84,680
Harvey Norman Holdings Ltd. (Australia)	16,067	54,307
Hyundai Department Store Co. Ltd. (South Korea)	734	98,400
Intime Retail Group Co. Ltd. (China)	76,500	53,207
Isetan Mitsukoshi Holdings Ltd. (Japan)	15,000	247,842
Izumi Co. Ltd. (Japan)	2,200	80,510
J Front Retailing Co. Ltd. (Japan)	47,700	748,824
Kohl’s Corp.	5,781	452,363
Lojas Renner SA (Brazil)	1,600	45,124
Lotte Shopping Co. Ltd. (South Korea)	1,034	221,057
Macy’s, Inc.	8,488	550,956

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Marks & Spencer Group PLC (United Kingdom)	38,044	$300,884
Marui Group Co. Ltd. (Japan)	11,000	124,649
Next PLC (United Kingdom)	1,385	144,037
Nordstrom, Inc.	2,046	164,335
Parkson Holdings Bhd (Malaysia)*	37,800	22,352
Parkson Retail Group Ltd. (China)	122,000	26,536
Ripley Corp. SA (Chile)	64,554	31,117
Ryohin Keikaku Co. Ltd. (Japan)	700	101,648
SACI Falabella (Chile)	21,066	161,144
Shinsegae Co. Ltd. (South Korea)	511	77,495
Springland International Holdings Ltd. (China)	81,000	24,762
Stockmann OYJ Abp (Finland) (Class B Stock)*	4,409	34,845
Takashimaya Co. Ltd. (Japan)	17,000	167,002
Target Corp.	14,441	1,185,173

		7,044,534

Multi-Utilities — 0.4%
A2A SpA (Italy)	51,778	53,764
AGL Energy Ltd. (Australia)	34,178	395,681
Alliant Energy Corp.	2,011	126,693
Ameren Corp.	7,934	334,815
Atco Ltd. (Canada) (Class I Stock)	3,000	106,873
Avista Corp.	3,703	126,569
Black Hills Corp.	1,279	64,513
Canadian Utilities Ltd. (Canada) (Class A Stock)	3,600	113,041
CenterPoint Energy, Inc.	6,219	126,930
Centrica PLC (United Kingdom)	107,920	403,652
CMS Energy Corp.	4,240	148,018
Consolidated Edison, Inc.	8,293	505,873
Dominion Resources, Inc.	7,165	507,784
DTE Energy Co.	3,573	288,305
E.ON SE (Germany)	93,659	1,392,603
GDF Suez (France)	58,120	1,147,460
Hera SpA (Italy)	34,621	81,256
Integrys Energy Group, Inc.	1,685	121,354
Iren SpA (Italy)	70,094	95,942
National Grid PLC (United Kingdom)	57,801	743,089
NiSource, Inc.	5,654	249,681
NorthWestern Corp.	1,674	90,044
PG&E Corp.	12,027	638,273
Public Service Enterprise Group, Inc.	12,188	510,921
Qatar Electricity & Water Co. (Qatar)	702	37,596
REN - Redes Energeticas Nacionais SGPS SA (Portugal)	93,394	274,332
RWE AG (Germany)	17,594	447,940
SCANA Corp.	4,963	272,915
Sempra Energy	3,403	370,995
Suez Environnement Co. (France)	9,115	156,928
Telecom Plus PLC (United Kingdom)	21,596	278,708
Tianjin Development Holdings Ltd. (China)	46,000	35,686
Vectren Corp.	2,294	101,257
Wisconsin Energy Corp.	3,139	155,381
YTL Corp. Bhd (Malaysia)	195,300	88,066
YTL Power International Bhd (Malaysia)	125,265	50,699

		10,643,637

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 1.4%
AltaGas Ltd. (Canada)	2,700	$90,089
Bangchak Petroleum PCL (Thailand)	42,700	42,319
Bashneft OAO (Russia)*	1,365	44,319
BG Group PLC (United Kingdom)(g)	74,274	911,616
Bonterra Energy Corp. (Canada)	6,830	182,863
BP PLC (United Kingdom), ADR	107,756	4,214,337
Cabot Oil & Gas Corp.	5,221	154,176
Cairn Energy PLC (United Kingdom)*	128,670	298,122
California Resources Corp.	3,834	29,177
Caltex Australia Ltd. (Australia)	13,214	350,691
Chevron Corp.	38,066	3,996,169
China Petroleum & Chemical Corp. (China) (Class H Stock)	979,200	780,337
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	121,000	308,635
China Suntien Green Energy Corp. Ltd.
(China) (Class H Stock)	111,000	26,858
ConocoPhillips	20,195	1,257,341
Cosan Ltd. (Brazil), BDR	4,100	26,117
Cosan SA Industria e Comercio (Brazil)	2,100	18,239
Det Norske Oljeselskap ASA (Norway)*	3,388	18,630
Enbridge, Inc. (Canada)	8,900	428,996
Eni SpA (Italy)	87,758	1,518,922
EQT Corp.	2,225	184,386
ERG SpA (Italy)	5,497	71,932
Exxaro Resources Ltd. (South Africa)	2,990	24,689
Exxon Mobil Corp.	65,664	5,581,440
Formosa Petrochemical Corp. (Taiwan)	32,000	70,022
Gazprom Neft OAO (Russia), ADR	6,535	87,700
Gazprom OAO (Russia), ADR	331,360	1,562,362
Genel Energy PLC (United Kingdom)*	8,863	61,723
Gibson Energy, Inc. (Canada)	4,900	100,511
Golar LNG Ltd. (Norway)	1,139	37,906
Grupa Lotos SA (Poland)*	9,033	64,550
Harum Energy Tbk PT (Indonesia)	46,400	5,320
Hellenic Petroleum SA (Greece)*	5,845	22,266
Idemitsu Kosan Co. Ltd. (Japan)	10,500	182,869
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	54,300	79,278
INPEX Corp. (Japan)	48,000	528,902
Keyera Corp. (Canada)	1,100	73,171
Kinder Morgan, Inc.	12,450	523,647
Koninklijke Vopak NV (Netherlands)	2,147	118,486
Kunlun Energy Co. Ltd. (China)	132,000	128,206
Lubelski Wegiel Bogdanka SA (Poland)	2,076	45,914
Lukoil OAO (Russia), ADR	23,314	1,070,812
Lundin Petroleum AB (Sweden)*	3,791	51,871
Medco Energi Internasional Tbk PT (Indonesia)	92,700	21,955
MOL Hungarian Oil & Gas PLC (Hungary)	3,098	134,141
Motor Oil Hellas Corinth Refineries SA (Greece)	3,777	27,948
Neste Oil OYJ (Finland)	4,963	130,228
Newocean Energy Holdings Ltd. (Hong Kong)	88,000	43,517
NovaTek OAO (Russia), GDR, RegS	1,686	126,367
OMV AG (Austria)	10,470	287,207
Origin Energy Ltd. (Australia)	39,901	342,021
Parkland Fuel Corp. (Canada)	7,782	152,808
Pembina Pipeline Corp. (Canada)	4,000	126,391
PetroChina Co. Ltd. (China) (Class H Stock)	524,000	581,902

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Petron Corp. (Philippines)	76,500	$17,008
Petronas Dagangan Bhd (Malaysia)	4,200	22,689
Peyto Exploration & Development Corp. (Canada)	2,900	77,758
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	83,486	120,987
PTT Exploration & Production PCL (Thailand)	62,500	209,358
PTT PCL (Thailand)	39,000	387,124
Qatar Gas Transport Co. Ltd. (Qatar)	4,179	25,656
Range Resources Corp.	1,897	98,720
Repsol SA (Spain)	46,436	864,419
Rosneft Oil Co. (Russia), GDR, RegS	31,534	134,856
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	133,978	3,997,710
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	1,428	42,464
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	87,747	2,733,335
Semirara Mining and Power Corp. (Philippines)	11,280	42,132
Ship Finance International Ltd. (Norway)	3,114	46,087
Showa Shell Sekiyu KK (Japan)	12,800	116,910
Siamgas & Petrochemicals PCL (Thailand)	28,000	9,982
Sinopec Kantons Holdings Ltd. (China)	52,000	37,531
SK Gas Ltd. (South Korea)	1,009	81,732
Southwestern Energy Co.*	5,612	130,142
Spectra Energy Corp.	8,905	322,094
Statoil ASA (Norway)	36,330	642,366
Sugih Energy Tbk PT (Indonesia)*	605,000	18,829
Surge Energy, Inc. (Canada)	38,204	88,078
Surgutneftegas OAO (Russia), ADR(a)	54,500	332,995
Talisman Energy, Inc. (Canada)	17,800	136,464
TonenGeneral Sekiyu KK (Japan)	14,000	120,737
Total SA (France)	75,319	3,743,868
TransCanada Corp. (Canada)	12,000	513,142
Tsakos Energy Navigation Ltd.	4,100	33,538
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	1,909	45,227
Turcas Petrol A/S (Turkey)	12,915	10,312
Ultrapar Participacoes SA (Brazil)	3,700	75,274
United Energy Group Ltd. (Hong Kong)*	88,000	12,259
Veresen, Inc. (Canada)	14,406	189,722
Washington H Soul Pattinson & Co. Ltd. (Australia)	2,004	23,014
Woodside Petroleum Ltd. (Australia)	18,199	476,794
World Fuel Services Corp.	2,050	117,834

		43,449,548

Paper & Forest Products — 0.1%
Canfor Corp. (Canada)*	3,900	78,059
Chung Hwa Pulp Corp. (Taiwan)*	92,000	27,400
Clearwater Paper Corp.*	711	46,428
Duratex SA (Brazil)	6,990	19,164
Fibria Celulose SA (Brazil), ADR*	4,400	62,172
Hokuetsu Kishu Paper Co. Ltd. (Japan)	15,000	67,168
Holmen AB (Sweden) (Class B Stock)	4,100	138,314
Indah Kiat Pulp & Paper Corp. Tbk PT (Indonesia)	226,700	17,236
Jaya Tiasa Holdings Bhd (Malaysia)	26,600	11,905

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	103,000	$49,818
Long Chen Paper Co. Ltd. (Taiwan)	35,000	14,699
Masisa SA (Chile)	152,472	5,127
Mondi Ltd. (South Africa)	5,364	102,595
Mondi PLC (South Africa)	22,198	426,577
Nippon Paper Industries Co. Ltd. (Japan)	8,700	130,737
Oji Holdings Corp. (Japan)	48,000	196,395
Sappi Ltd. (South Africa)*	10,909	44,008
Schweitzer-Mauduit International, Inc.	1,196	55,160
Ta Ann Holdings Bhd (Malaysia)	6,400	6,735
West Fraser Timber Co. Ltd. (Canada)	2,200	112,558
YFY, Inc. (Taiwan)	133,000	53,465

		1,665,720

Personal Products — 0.1%
Amorepacific Corp. (South Korea)	42	126,902
Amorepacific Group (South Korea)	81	109,448
Avon Products, Inc.(a)	5,146	41,117
Beiersdorf AG (Germany)	1,981	171,771
Dr. Ci:Labo Co. Ltd. (Japan)	1,000	34,913
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S (Turkey)	13,858	13,148
Elizabeth Arden, Inc.*	618	9,641
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,294	190,769
Fancl Corp. (Japan)	5,600	71,452
Hengan International Group Co. Ltd. (China)	13,500	162,497
Hypermarcas SA (Brazil)*	7,200	44,465
Kao Corp. (Japan)	7,200	359,525
Kobayashi Pharmaceutical Co. Ltd. (Japan)	1,200	85,872
Kose Corp. (Japan)	1,400	77,212
L’Oreal SA (France)	4,891	900,873
Microbio Co. Ltd. (Taiwan)*	36,886	30,812
Natura Cosmeticos SA (Brazil)	1,800	15,301
Oriflame Cosmetics SA (Sweden), SDR	2,016	26,948
Pola Orbis Holdings, Inc. (Japan)	800	42,382
Real Nutriceutical Group Ltd. (Hong Kong)	102,000	29,223
Shiseido Co. Ltd. (Japan)	8,100	143,694

		2,687,965

Pharmaceuticals — 1.4%
AbbVie, Inc.	6,645	388,998
Actavis PLC*	4,168	1,240,343
Adcock Ingram Holdings Ltd. (South Africa)*	3,383	14,504
Akorn, Inc.*(a)	895	42,521
Aspen Pharmacare Holdings Ltd. (South Africa)*	2,527	79,844
Astellas Pharma, Inc. (Japan)	48,100	788,114
AstraZeneca PLC (United Kingdom)	18,454	1,266,280
AstraZeneca PLC (United Kingdom), ADR	3,595	246,006
Bayer AG (Germany)	13,950	2,087,133
Bristol-Myers Squibb Co.	14,233	918,029
BTG PLC (United Kingdom)*	54,589	577,276
Celltrion, Inc. (South Korea)*	2,489	156,348
China Animal Healthcare Ltd. (China)	24,000	16,069
China Chemical & Pharmaceutical Co. Ltd. (Taiwan)	15,000	9,772
China Medical System Holdings Ltd. (China)	31,000	47,745

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
China Shineway Pharmaceutical Group Ltd. (China)	16,000	$24,290
Chugai Pharmaceutical Co. Ltd. (Japan)	3,500	110,463
CSPC Pharmaceutical Group Ltd. (China)	40,000	33,846
Daiichi Sankyo Co. Ltd. (Japan)	21,800	346,422
Daito Pharmaceutical Co. Ltd. (Japan)	4,180	82,579
Eisai Co. Ltd. (Japan)	3,900	277,399
Eli Lilly & Co.	11,422	829,808
Endo International PLC*	1,603	143,789
Galenica AG (Switzerland)	81	70,609
GlaxoSmithKline PLC (United Kingdom), ADR	30,076	1,388,007
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd. (China) (Class H Stock)	4,000	13,750
H. Lundbeck A/S (Denmark)*	2,935	61,826
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,500	61,607
Hospira, Inc.*	2,231	195,971
Hua Han Bio-Pharmaceutical Holdings Ltd. (Hong Kong) (Class H Stock)	125,760	30,022
Impax Laboratories, Inc.*	1,620	75,929
Ipsen SA (France)	7,727	365,612
Johnson & Johnson	41,325	4,157,295
Kalbe Farma Tbk PT (Indonesia)	176,700	25,211
Kissei Pharmaceutical Co. Ltd. (Japan)	4,000	124,892
KYORIN Holdings, Inc. (Japan)	4,200	100,407
Kyowa Hakko Kirin Co. Ltd. (Japan)	11,000	143,383
Lijun International Pharmaceutical Holding Co. Ltd. (Hong Kong)	62,000	27,103
Mallinckrodt PLC*	1,424	180,350
Meda AB (Sweden) (Class A Stock)	7,563	119,504
Medicines Co. (The)*	2,294	64,278
Merck & Co., Inc.	44,214	2,541,421
Merck KGaA (Germany)	3,316	371,118
Mitsubishi Tanabe Pharma Corp. (Japan)	7,600	130,381
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	2,500	57,571
Nippon Shinyaku Co. Ltd. (Japan)	3,000	109,059
Novartis AG (Switzerland)	49,926	4,927,721
Novo Nordisk A/S (Denmark) (Class B Stock)	25,037	1,336,570
Ono Pharmaceutical Co. Ltd. (Japan)	1,600	180,550
Orion OYJ (Finland) (Class B Stock)	2,268	63,929
Otsuka Holdings Co. Ltd. (Japan)	18,100	566,234
Perrigo Co. PLC(g)	2,442	404,273
Pfizer, Inc.	111,241	3,870,074
Pharmstandard OJSC (Russia), GDR*	4,627	20,220
Prestige Brands Holdings, Inc.*	1,287	55,199
Recordati SpA (Italy)	6,390	119,333
Richter Gedeon Nyrt (Hungary)	8,497	116,560
Roche Holding AG (Switzerland)	10,153	2,789,964
Rohto Pharmaceutical Co. Ltd. (Japan)	5,000	71,068
Salix Pharmaceuticals Ltd.*	568	98,156
Sanofi (France)	33,313	3,289,947
Santen Pharmaceutical Co. Ltd. (Japan)	8,000	116,687
Sawai Pharmaceutical Co. Ltd. (Japan)	1,100	65,139
ScinoPharm Taiwan Ltd. (Taiwan)	3,000	4,744
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)(g)	81,500	271,533
Shionogi & Co. Ltd. (Japan)	8,200	272,982
Shire PLC (Ireland)	6,378	508,472
Shire PLC (Ireland), ADR	634	151,710

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Sihuan Pharmaceutical Holdings Group Ltd. (China)(g)	120,000	$68,301
Sino Biopharmaceutical Ltd. (Hong Kong)	252,000	254,945
Stada Arzneimittel AG (Germany)	1,991	66,249
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	4,600	54,483
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	2,000	148,605
Takeda Pharmaceutical Co. Ltd. (Japan)	20,500	1,023,317
Teva Pharmaceutical Industries Ltd. (Israel), ADR	24,631	1,534,511
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	23,000	33,821
Towa Pharmaceutical Co. Ltd. (Japan)	900	51,451
Tsumura & Co. (Japan)	2,300	56,801
UCB SA (Belgium)	2,239	161,747
United Laboratories International Holdings Ltd. (The) (Hong Kong)*	46,000	21,551
YungShin Global Holding Corp. (Taiwan)	8,000	14,003
Zoetis, Inc.	3,455	159,932

		43,093,666

Professional Services — 0.1%
Adcorp Holdings Ltd. (South Africa)	6,622	17,427
Bureau Veritas SA (France)	4,833	103,690
Capita PLC (United Kingdom)	12,421	205,328
DKSH Holding AG (Switzerland)*	632	51,509
en-japan, Inc. (Japan)	13,900	190,982
Equifax, Inc.	2,639	245,427
Experian PLC (United Kingdom)	13,741	227,454
FTI Consulting, Inc.*	1,977	74,058
Hays PLC (United Kingdom)	140,303	316,659
Huron Consulting Group, Inc.*	369	24,409
IHS, Inc. (Class A Stock)*	1,249	142,086
Intertek Group PLC (United Kingdom)	3,657	135,457
McMillan Shakespeare Ltd. (Australia)	2,868	25,905
Meitec Corp. (Japan)	1,000	33,441
Nielsen NV	5,960	265,637
RPX Corp.*	1,503	21,628
Seek Ltd. (Australia)	11,616	150,610
SGS SA (Switzerland)	68	129,650
Stantec, Inc. (Canada)	14,191	339,607
Teleperformance (France)	2,131	146,040
Temp Holdings Co. Ltd. (Japan)	1,100	37,954
Towers Watson & Co. (Class A Stock)	1,353	178,846
USG People NV (Netherlands)	42,623	589,422
Veda Group Ltd. (Australia)	65,493	115,418
Verisk Analytics, Inc. (Class A Stock)*	2,246	160,364
Weathernews, Inc. (Japan)	1,400	41,045

		3,970,053

Real Estate Investment Trusts (REITs) — 2.5%
Acadia Realty Trust	4,758	165,959
Activia Properties, Inc. (Japan)	15	131,051
Advance Residence Investment Corp. (Japan)	43	103,146
AG Mortgage Investment Trust, Inc.	3,230	60,853
Alexandria Real Estate Equities, Inc.	6,030	591,181
Allied Properties Real Estate Investment Trust (Canada)	2,700	85,868
Altisource Residential Corp.	2,463	51,378

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
American Assets Trust, Inc.	1,073	$46,439
American Campus Communities, Inc.	10,619	455,237
American Capital Agency Corp.	18,537	395,394
American Capital Mortgage Investment Corp.	4,717	84,717
American Homes 4 Rent (Class A Stock)	15,517	256,806
American Tower Corp.	2,772	260,984
Annaly Capital Management, Inc.	45,322	471,349
Apartment Investment & Management Co. (Class A Stock)	8,157	321,060
Argosy Property Ltd. (New Zealand)	70,951	60,425
Artis Real Estate Investment Trust (Canada)	13,900	164,401
Ascendas Real Estate Investment Trust (Singapore)	197,100	371,776
Ashford Hospitality Prime, Inc.	1,232	20,661
Ashford Hospitality Trust, Inc.	4,263	41,010
Associated Estates Realty Corp.	6,172	152,325
AvalonBay Communities, Inc.	9,511	1,657,292
Axis Real Estate Investment Trust (Malaysia)	17,300	16,490
Befimmo SA (Belgium)	2,708	183,792
Beni Stabili SpA (Italy)	86,309	67,665
Big Yellow Group PLC (United Kingdom)	82,514	792,544
BioMed Realty Trust, Inc.	13,912	315,246
Blackstone Mortgage Trust, Inc.	2,063	58,527
Boardwalk Real Estate Investment Trust (Canada)	5,374	250,126
Boston Properties, Inc.	10,048	1,411,543
Brandywine Realty Trust	10,073	160,967
British Land Co. PLC (The) (United Kingdom)	88,265	1,087,852
Brixmor Property Group, Inc.	853	22,647
BWP Trust (Australia)	26,789	61,107
Calloway Real Estate Investment Trust (Canada)	8,700	199,889
Cambridge Industrial Trust (Singapore)	31,000	16,038
Camden Property Trust	6,902	539,253
Canadian Apartment Properties Real Estate
Investment Trust (Canada)	6,800	156,772
Canadian Real Estate Investment Trust (Canada)	4,000	146,887
CapitaCommercial Trust (Singapore)	237,200	305,326
Capital Property Fund (South Africa)	151,352	174,699
CapitaMall Trust (Singapore)	235,000	376,216
CapitaMalls Malaysia Trust (Malaysia)	35,300	13,929
Capstead Mortgage Corp.	7,200	84,744
Cathay No. 1 REIT (Taiwan)	126,000	73,369
CBL & Associates Properties, Inc.	9,400	186,120
Cedar Realty Trust, Inc.	3,891	29,144
Champion REIT (Hong Kong)	418,000	198,954
Charter Hall Group (Australia)	7,930	30,704
Charter Hall Retail REIT (Australia)	43,788	142,701
Chartwell Retirement Residences (Canada)	5,300	51,722
Chimera Investment Corp.	12,345	38,763
Cofinimmo SA (Belgium)	2,776	325,483
Colony Financial, Inc.	5,060	131,155
Columbia Property Trust, Inc.	13,280	358,826
Cominar Real Estate Investment Trust (Canada)	10,100	153,029
Concentradora Fibra Danhos SA de CV (Mexico)	27,900	66,579

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Concentradora Fibra Hotelera Mexicana SA de CV (Mexico)*	22,800	$30,239
Corporate Office Properties Trust	10,459	307,285
Corrections Corp. of America	2,034	81,889
Cousins Properties, Inc.	11,293	119,706
Crown Castle International Corp.	3,139	259,093
Cubesmart	9,094	219,620
CYS Investments, Inc.	6,661	59,350
Daiwa House Residential Investment Corp. (Japan)	18	39,271
Daiwa Office Investment Corp. (Japan)	27	145,963
DCT Industrial Trust, Inc.(a)	4,991	172,988
DDR Corp.	16,779	312,425
Derwent London PLC (United Kingdom)	12,327	624,705
Dexus Property Group (Australia)	81,309	468,102
DiamondRock Hospitality Co.	11,040	155,995
Digital Realty Trust, Inc.	8,911	587,770
Douglas Emmett, Inc.	7,963	237,377
Dream Office Real Estate Investment Trust (Canada)	4,900	101,942
Duke Realty Corp.	18,756	408,318
DuPont Fabros Technology, Inc.(a)	5,555	181,537
EastGroup Properties, Inc.	1,793	107,831
Education Realty Trust, Inc.(a)	2,753	97,401
Emira Property Fund (South Africa)	12,445	18,453
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	54,112	61,251
EPR Properties	1,088	65,313
Equity Commonwealth*	12,957	344,008
Equity LifeStyle Properties, Inc.	6,369	349,977
Equity One, Inc.	4,370	116,635
Equity Residential	24,968	1,944,008
Essex Property Trust, Inc.	3,939	905,576
Eurocommercial Properties NV (Netherlands), CVA	5,178	237,326
Extra Space Storage, Inc.	7,678	518,802
Federal Realty Investment Trust	4,330	637,419
FelCor Lodging Trust, Inc.	6,101	70,100
Fibra Uno Administracion SA de CV (Mexico)*	56,700	150,174
First Industrial Realty Trust, Inc.	6,056	129,780
First Potomac Realty Trust	2,943	34,992
Fonciere des Regions (France)	4,488	444,417
Fortune Real Estate Investment Trust (Hong Kong)	146,000	155,089
Fountainhead Property Trust (South Africa), UTS	88,755	75,371
Franklin Street Properties Corp.	4,980	63,844
Frasers Commercial Trust (Singapore)	12,000	13,101
Frontier Real Estate Investment Corp. (Japan)	40	190,191
Fukuoka REIT Corp. (Japan)	37	68,999
Gallop No 1 REIT (Taiwan)	77,000	46,559
Gecina SA (France)	3,448	466,344
General Growth Properties, Inc.	41,493	1,226,118
Geo Group, Inc. (The)	2,338	102,264
Global One Real Estate Investment Corp. (Japan)	38	131,171
Goodman Group (Australia)	86,169	414,917
Goodman Property Trust (New Zealand)	83,962	74,903
Government Properties Income Trust(a)	4,922	112,468

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
GPT Group (The) (Australia)	155,443	$539,908
Great Portland Estates PLC (United Kingdom)	41,222	495,276
Grivalia Properties REIC (Greece)	1,944	15,865
Growthpoint Properties Ltd. (South Africa)	140,691	332,185
H&R Real Estate Investment Trust (Canada), UTS	14,900	274,460
Hammerson PLC (United Kingdom)	43,689	430,255
Hankyu REIT, Inc. (Japan)	74	93,473
Hatteras Financial Corp.	8,755	158,991
HCP, Inc.	36,935	1,595,961
Health Care REIT, Inc.	25,042	1,937,249
Healthcare Realty Trust, Inc.	9,632	267,577
Heiwa Real Estate REIT, Inc. (Japan)	52	41,504
Hersha Hospitality Trust	11,035	71,396
Highwoods Properties, Inc.	5,338	244,374
Home Properties, Inc.	5,056	350,330
Hospitality Properties Trust	8,365	275,961
Host Hotels & Resorts, Inc.(a)	42,174	851,071
Hulic REIT, Inc. (Japan)	46	70,692
Hyprop Investments Ltd. (South Africa)	4,660	45,336
ICADE (France)	1,315	118,804
Ichigo Real Estate Investment Corp. (Japan)	51	41,199
IGB Real Estate Investment Trust (Malaysia)	96,400	34,573
Industrial & Infrastructure Fund Investment Corp. (Japan)	7	32,581
Inland Real Estate Corp.	5,087	54,380
Intu Properties PLC (United Kingdom)	51,796	267,033
Invesco Mortgage Capital, Inc.	9,677	150,284
Investa Office Fund (Australia)	61,476	182,165
Iron Mountain, Inc.	1,808	65,956
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)	7,559	4,723
Japan Excellent, Inc. (Japan)	121	157,911
Japan Hotel REIT Investment Corp. (Japan)	69	49,083
Japan Logistics Fund, Inc. (Japan)	52	108,065
Japan Prime Realty Investment Corp. (Japan)	71	244,499
Japan Real Estate Investment Corp. (Japan)	98	460,951
Japan Rental Housing Investments, Inc. (Japan)	61	44,515
Japan Retail Fund Investment Corp. (Japan)	207	411,326
Kenedix Office Investment Corp. (Japan)	36	197,532
Kenedix Residential Investment Corp. (Japan)	36	111,739
Keppel REIT (Singapore)	114,800	100,407
Kilroy Realty Corp.	6,109	465,323
Kimco Realty Corp.(a)	23,042	618,678
Kite Realty Group Trust	4,718	132,906
KLCCP Stapled Group (Malaysia)	32,100	60,586
Klepierre (France)	29,783	1,462,522
Land Securities Group PLC (United Kingdom)	70,128	1,301,940
LaSalle Hotel Properties	6,279	244,002
Liberty Property Trust	14,678	524,005
Link REIT (The) (Hong Kong)	206,000	1,270,852

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Londonmetric Property PLC (United Kingdom)	311,522	$747,694
LTC Properties, Inc.	1,907	87,722
Macerich Co. (The)	9,824	828,458
Mack-Cali Realty Corp.	13,791	265,890
Mapletree Logistics Trust (Singapore)	94,700	85,912
Mercialys SA (France)	2,796	71,014
Mexico Real Estate Management SA de CV (Mexico)*	26,100	41,117
MFA Financial, Inc.	6,874	54,030
MID REIT, Inc. (Japan)	28	67,873
Mid-America Apartment Communities, Inc.	6,905	533,549
Mirvac Group (Australia)	111,015	169,510
Mori Hills REIT Investment Corp. (Japan)	89	125,525
Mori Trust Sogo REIT, Inc. (Japan)	92	190,467
National Retail Properties, Inc.(a)	1,990	81,530
New Residential Investment Corp.	4,957	74,504
New York REIT, Inc.	9,283	97,286
Nippon Accommodations Fund, Inc. (Japan)	14	53,158
Nippon Building Fund, Inc. (Japan)	109	535,465
Nomura Real Estate Office Fund, Inc. (Japan)	42	203,999
Nomura Real Estate Residential Fund, Inc. (Japan)	8	44,444
Novion Property Group (Australia)	212,642	405,076
Orix JREIT, Inc. (Japan)	193	276,425
Outfront Media, Inc.	4,563	136,525
Parkway Properties, Inc.	4,730	82,066
Pavilion Real Estate Investment Trust (Malaysia)	30,200	12,476
Pebblebrook Hotel Trust	4,010	186,746
Pennsylvania Real Estate Investment Trust	3,806	88,413
PennyMac Mortgage Investment Trust	5,113	108,856
Piedmont Office Realty Trust, Inc. (Class A Stock)	14,973	278,648
PLA Administradora Industrial S de RL de CV (Mexico)*	6,400	12,965
Plum Creek Timber Co., Inc.	3,572	155,203
Post Properties, Inc.	4,965	282,657
Potlatch Corp.	2,080	83,283
Premier Investment Corp. (Japan)	23	132,383
ProLogis, Inc.	36,666	1,597,171
PS Business Parks, Inc.	1,046	86,860
Public Storage	9,146	1,803,042
Ramco-Gershenson Properties Trust	4,520	84,072
Rayonier, Inc.	5,334	143,805
Realty Income Corp.(a)	3,380	174,408
Redefine Properties Ltd. (South Africa)	80,350	82,053
Redwood Trust, Inc.	5,768	103,074
Regency Centers Corp.	5,218	355,033
REIT 1 Ltd. (Israel)	39,729	121,744
Resilient Property Income Fund Ltd. (South Africa)	7,564	64,857
Retail Properties of America, Inc. (Class A Stock)	8,732	139,974
Rexford Industrial Realty, Inc.	7,307	115,524
RioCan Real Estate Investment Trust (Canada)	16,100	368,258
RLJ Lodging Trust	3,619	113,311
Rouse Properties, Inc.	1,944	36,858

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SA Corporate Real Estate Fund Nominees Pty Ltd. (South Africa), UTS	57,635	$23,284
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	86,000	56,400
Scentre Group (Australia)	479,382	1,361,845
Segro PLC (United Kingdom)	41,400	255,652
Sekisui House SI Residential Investment Corp. (Japan)	35	37,749
Select Income REIT	4,238	105,908
Senior Housing Properties Trust	18,483	410,138
Shaftesbury PLC (United Kingdom)	15,462	190,182
Silver Bay Realty Trust Corp.	2,468	39,883
Simon Property Group, Inc.	18,943	3,706,009
SL Green Realty Corp.	6,916	887,876
Sovran Self Storage, Inc.	3,487	327,569
Starhill Global REIT (Singapore)	41,000	24,934
Starwood Property Trust, Inc.	8,030	195,129
Starwood Waypoint Residential Trust(a)	3,816	98,644
Stockland (Australia)	71,087	242,875
Strategic Hotels & Resorts, Inc.*	14,844	184,511
Sun Communities, Inc.(a)	2,345	156,458
Sunstone Hotel Investors, Inc.	11,443	190,755
Suntec Real Estate Investment Trust (Singapore)	304,800	411,649
Sunway Real Estate Investment Trust (Malaysia)	105,100	44,554
Tanger Factory Outlet Centers, Inc.	9,237	324,865
Taubman Centers, Inc.	3,626	279,673
Tokyu REIT, Inc. (Japan)	89	115,389
Top REIT, Inc. (Japan)	24	99,890
Two Harbors Investment Corp.	17,129	181,910
UDR, Inc.	17,672	601,378
Unibail-Rodamco SE (France)	7,820	2,111,674
United Urban Investment Corp. (Japan)	229	356,992
Urban Edge Properties	6,120	145,044
Vastned Retail NV (Netherlands)	3,502	171,539
Ventas, Inc.	22,510	1,643,680
Vornado Realty Trust	11,376	1,274,112
Warehouses De Pauw SCA (Belgium)	1,538	122,343
Washington Real Estate Investment Trust	7,876	217,614
Weingarten Realty Investors	6,265	225,415
Wereldhave NV (Netherlands)	3,968	266,637
Westfield Corp. (Australia)	156,898	1,137,057
Weyerhaeuser Co.	7,288	241,597
Workspace Group PLC (United Kingdom)	12,979	164,120
WP Carey, Inc.	1,142	77,656
WP GLIMCHER, Inc.	16,460	273,730
Xenia Hotels & Resorts, Inc.	3,415	77,691
Yuexiu Real Estate Investment Trust (Hong Kong)	358,000	204,206

		76,334,030

Real Estate Management & Development — 0.8%
Advancetek Enterprise Co. Ltd. (Taiwan)	15,000	11,920
AEON Mall Co. Ltd. (Japan)	8,280	163,970
Alexander & Baldwin, Inc.	1,678	72,456
Aliansce Shopping Centers SA (Brazil)	2,600	13,686
Allreal Holding AG (Switzerland)*	852	124,470
Atrium European Real Estate Ltd. (Netherlands)*	21,343	99,851
Attacq Ltd. (South Africa)*	18,480	39,599

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Aveo Group (Australia)	142,436	$287,751
Ayala Land, Inc. (Philippines)	342,900	294,746
Azrieli Group (Israel)	3,819	157,118
Beijing Capital Land Ltd. (China) (Class H Stock)	96,000	59,320
Belle Corp. (Philippines)	159,900	15,382
BR Malls Participacoes SA (Brazil)	26,800	142,584
BR Properties SA (Brazil)	9,100	37,637
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	41,700	2,230,278
Buwog AG (Austria)*	7,433	152,337
CA Immobilien Anlagen AG (Austria)*	9,693	181,459
Capital & Counties Properties PLC (United Kingdom)	64,758	384,335
CapitaLand Ltd. (Singapore)	149,400	389,422
Carnival Group International Holdings Ltd. (Hong Kong)*	240,000	42,102
Castellum AB (Sweden)	20,493	309,694
Central China Real Estate Ltd. (China)	21,000	5,309
Central Pattana PCL (Thailand)	49,400	64,900
China Aoyuan Property Group Ltd. (China)	146,000	26,020
China Merchants Property Development Co. Ltd. (China) (Class B Stock)	19,200	56,714
China SCE Property Holdings Ltd. (China)*	190,000	34,311
China South City Holdings Ltd. (China)	224,000	73,355
China Vanke Co. Ltd. (China)*	74,727	177,100
Chong Hong Construction Co. Ltd. (Taiwan)	8,400	17,004
CIFI Holdings Group Co. Ltd. (China)	184,000	41,582
Ciputra Property Tbk PT (Indonesia)	273,800	15,778
Conwert Immobilien Invest SE (Austria)*	6,767	84,792
Corp. Inmobiliaria Vesta SAB de CV (Mexico)	18,600	34,387
Daibiru Corp. (Japan)	63,200	652,252
Daito Trust Construction Co. Ltd. (Japan)	1,400	156,332
Daiwa House Industry Co. Ltd. (Japan)	20,300	400,118
Dalian Wanda Commercial Properties Co. Ltd. (China)*(g)	27,000	167,372
Deutsche Euroshop AG (Germany)	2,478	123,066
Deutsche Wohnen AG (Germany)	9,128	233,464
Deyaar Development Pjsc (United Arab Emirates)*	515,254	86,606
Echo Investment SA (Poland)*	12,360	21,652
Emaar Properties PJSC (United Arab Emirates)	168,486	301,485
Fabege AB (Sweden)	17,135	245,536
Fantasia Holdings Group Co. Ltd. (China)	219,000	26,255
Farglory Land Development Co. Ltd. (Taiwan)	34,000	39,161
First Capital Realty, Inc. (Canada)	12,500	194,722
FirstService Corp/Canada (Canada)	3,628	234,801
Forest City Enterprises, Inc. (Class A Stock)*	9,193	234,605
Foxtons Group PLC (United Kingdom)	121,806	370,023
Franshion Properties China Ltd. (China)	248,000	75,209
Gazit-Globe Ltd. (Israel)	5,949	73,474
Global Logistic Properties Ltd. (Singapore)	175,700	339,118
Globe Trade Centre SA (Poland)*	33,573	49,879
Glorious Property Holdings Ltd. (Hong Kong)*	276,000	37,737
Goldin Properties Holdings Ltd. (Hong Kong)*	62,000	110,042

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Grainger PLC (United Kingdom)	21,248	$64,906
Hang Lung Group Ltd. (Hong Kong)	113,000	516,087
Hang Lung Properties Ltd. (Hong Kong)	127,000	356,806
Heiwa Real Estate Co. Ltd. (Japan)	2,000	28,081
Henderson Land Development Co. Ltd. (Hong Kong)	65,000	456,629
Highwealth Construction Corp. (Taiwan)	50,500	119,106
Hongkong Land Holdings Ltd. (Hong Kong)	129,200	975,460
Huaku Development Co. Ltd. (Taiwan)*	15,000	30,609
Hulic Co. Ltd. (Japan)	21,300	239,328
Hung Poo Real Estate Development Corp. (Taiwan)	28,000	23,714
Hydoo International Holding Ltd. (China)	120,000	21,517
Hysan Development Co. Ltd. (Hong Kong)	76,000	333,131
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,600	14,117
Immofinanz AG (Austria)*	129,966	382,773
Intershop Holdings AG (Switzerland)	414	170,405
Jiangsu Future Land Co. Ltd. (China) (Class B Stock)	63,300	32,093
Joy City Property Ltd. (Hong Kong)*	104,000	18,627
KEE TAI Properties Co. Ltd. (Taiwan)*	48,000	30,221
Kennedy-Wilson Holdings, Inc.	2,004	52,385
Kerry Properties Ltd. (Hong Kong)	94,500	328,033
Kungsleden AB (Sweden)	8,426	65,161
Lend Lease Group (Australia)	14,325	180,933
LPS Brasil Consultoria de Imoveis SA (Brazil)	2,300	3,805
MBK PCL (Thailand)	134,700	57,953
Mingfa Group International Co. Ltd. (Hong Kong)*	88,000	28,921
Mitsui Fudosan Co. Ltd. (Japan)	54,000	1,585,873
MKH Bhd (Malaysia)	28,200	20,940
Mobimo Holding AG (Switzerland)*	508	119,866
Modernland Realty Tbk PT (Indonesia)	611,800	23,830
Multiplan Empreendimentos Imobiliarios SA (Brazil)	1,400	24,639
Nexity SA (France)	18,106	757,179
NTT Urban Development Corp. (Japan)	5,800	57,935
Parque Arauco SA (Chile)	22,625	43,341
Prince Housing & Development Corp. (Taiwan)	107,000	44,226
PSP Swiss Property AG (Switzerland)*	3,539	333,543
Radium Life Tech Co. Ltd. (Taiwan)*	63,000	32,544
Renhe Commercial Holdings Co. Ltd. (China)*	1,750,000	82,391
Robinsons Land Corp. (Philippines)	109,000	75,026
Rojana Industrial Park PCL (Thailand)*	39,000	10,128
Sentul City Tbk PT (Indonesia)*	1,137,700	10,512
Shanghai Industrial Urban Development Group Ltd. (China)*	142,000	25,978
Shui On Land Ltd. (China)	404,500	95,471
Siam Future Development PCL (Thailand)	93,937	20,063
SM Prime Holdings, Inc. (Philippines)	724,900	323,540
Soho China Ltd. (China)	162,000	110,337
SP Setia Bhd (Malaysia)	27,100	25,318
St. Joe Co. (The)*	3,613	67,057
Sun Hung Kai Properties Ltd. (Hong Kong)	79,704	1,228,995
Supalai PCL (Thailand)	58,200	38,454
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	31,500	428,793

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Swire Properties Ltd. (Hong Kong)	59,800	$194,221
Swiss Prime Site AG (Switzerland)*	6,469	561,686
TAG Immobilien AG (Germany)	6,811	93,931
Taiwan Land Development Corp. (Taiwan)	48,000	24,008
TICON Industrial Connection PCL (Thailand) (Class F Stock)	58,900	27,332
Times Property Holdings Ltd. (China)	45,000	17,878
Tokyu Fudosan Holdings Corp. (Japan)	28,400	193,704
Tosei Corp. (Japan)	66,200	430,339
Tropicana Corp. Bhd (Malaysia)	41,200	11,438
Unite Group PLC (United Kingdom)	44,709	388,310
UOL Group Ltd. (Singapore)	36,000	200,354
Wheelock & Co. Ltd. (Hong Kong)	45,000	229,954
Wuzhou International Holdings Ltd. (China) .	80,000	13,639
Yanlord Land Group Ltd. (Singapore)	52,800	37,636
Yuexiu Property Co. Ltd. (China)	738,000	144,812
Yuzhou Properties Co. Ltd. (China)	273,000	64,793
Zall Development Group Ltd. (China)*	134,000	43,211
Zhong An Real Estate Ltd. (China)	66,000	7,236

		22,815,540

Road & Rail — 0.3%
ALL - America Latina Logistica SA (Brazil)	18,300	23,050
Asciano Ltd. (Australia)	30,831	148,266
Aurizon Holdings Ltd. (Australia)	14,145	52,064
BTS Group Holdings PCL (Thailand)	150,900	42,432
Canadian National Railway Co. (Canada)	14,000	937,571
Canadian Pacific Railway Ltd. (Canada)	2,400	439,430
Central Japan Railway Co. (Japan)	6,000	1,084,318
CJ Korea Express Co. Ltd. (South Korea)*	343	60,273
ComfortDelGro Corp. Ltd. (Singapore)	44,000	92,691
Cosan Logistica SA (Brazil)*	2,100	1,744
CSX Corp.	18,169	601,757
Dazhong Transportation Group Co. Ltd. (China)	8,100	7,436
East Japan Railway Co. (Japan)	12,500	1,001,675
FirstGroup PLC (United Kingdom)*	65,409	88,031
Guangshen Railway Co. Ltd. (China) (Class H Stock)	90,000	41,766
Hankyu Hanshin Holdings, Inc. (Japan)	36,000	222,387
Heartland Express, Inc.	3,609	85,750
Hitachi Transport System Ltd. (Japan)	3,900	58,984
J.B. Hunt Transport Services, Inc.	1,387	118,443
Keikyu Corp. (Japan)	6,000	47,959
Keio Corp. (Japan)	24,000	187,969
Keisei Electric Railway Co. Ltd. (Japan)	13,000	161,349
Kintetsu Group Holdings Co Ltd. (Japan)	28,000	102,729
Knight Transportation, Inc.	3,273	105,554
Landstar System, Inc.	1,093	72,466
Localiza Rent A Car SA (Brazil)	1,700	19,485
MTR Corp. Ltd. (Hong Kong)	42,730	203,237
Nagoya Railroad Co. Ltd. (Japan)	29,000	115,799
Nankai Electric Railway Co. Ltd. (Japan)	13,000	53,706
National Express Group PLC (United Kingdom)	22,315	93,678
Nippon Express Co. Ltd. (Japan)	36,000	201,143
Nippon Konpo Unyu Soko Co. Ltd. (Japan) .	5,100	89,346
Norfolk Southern Corp.	5,857	602,802
Northgate PLC (United Kingdom)	7,478	65,559
Odakyu Electric Railway Co. Ltd. (Japan)	9,000	91,664
Old Dominion Freight Line, Inc.*	1,295	100,104

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Sankyu, Inc. (Japan)	14,000	$60,895
Seino Holdings Co. Ltd. (Japan)	10,000	108,518
Senko Co. Ltd. (Japan)	8,000	51,830
SMRT Corp. Ltd. (Singapore)	73,000	84,973
Tobu Railway Co. Ltd. (Japan)	24,000	113,705
Tokyu Corp. (Japan)	24,000	148,483
Union Pacific Corp.	13,679	1,481,572
Werner Enterprises, Inc.	2,409	75,667
West Japan Railway Co. (Japan)	7,900	414,200

		9,962,460

Semiconductors & Semiconductor Equipment — 0.5%
Advanced Semiconductor Engineering, Inc. (Taiwan)	174,000	235,619
ams AG (Austria)	1,971	94,107
Analog Devices, Inc.	5,350	337,050
Ardentec Corp. (Taiwan)	28,278	27,679
ARM Holdings PLC (United Kingdom)	7,997	129,881
ARM Holdings PLC (United Kingdom), ADR	5,383	265,382
ASML Holding NV (Netherlands)	8,381	849,658
Canadian Solar, Inc. (Canada)*(a)	6,593	220,140
Chipbond Technology Corp. (Taiwan)	205,000	432,135
Disco Corp. (Japan)	1,000	102,031
Etron Technology, Inc. (Taiwan)*	33,000	21,293
Everlight Electronics Co. Ltd. (Taiwan)	12,000	27,179
Formosa Advanced Technologies Co. Ltd. (Taiwan)	27,000	19,925
Global Mixed Mode Technology, Inc. (Taiwan)	5,000	14,469
Global Unichip Corp. (Taiwan)	3,000	7,943
Greatek Electronics, Inc. (Taiwan)	27,000	35,621
Hanergy Thin Film Power Group Ltd. (Hong Kong)*	148,000	133,250
Hermes Microvision, Inc. (Taiwan)	1,000	57,532
Holtek Semiconductor, Inc. (Taiwan)	7,000	13,181
Hua Hong Semiconductor Ltd. (Hong Kong)*(g)	19,000	23,576
Infineon Technologies AG (Germany)	17,178	204,365
Intel Corp.	107,520	3,362,150
King Yuan Electronics Co. Ltd. (Taiwan)*	59,000	53,517
Kinsus Interconnect Technology Corp. (Taiwan)	9,000	28,826
Lextar Electronics Corp. (Taiwan)*	22,000	19,766
Linear Technology Corp.	2,296	107,453
Macronix International (Taiwan)*	126,000	30,639
Maxim Integrated Products, Inc.	5,142	178,993
MediaTek, Inc. (Taiwan)	30,000	405,173
Megachips Corp. (Japan)*	2,100	24,345
Nanya Technology Corp. (Taiwan)*	9,000	22,624
Phison Electronics Corp. (Taiwan)	4,000	33,146
Pixart Imaging, Inc. (Taiwan)	6,000	19,963
Powertech Technology, Inc. (Taiwan)*	37,000	63,586
Radiant Opto-Electronics Corp. (Taiwan)	17,000	52,792
Rohm Co. Ltd. (Japan)	3,600	245,998
SDI Corp. (Taiwan)	6,000	8,744
Semiconductor Manufacturing International Corp. (China)*	1,637,000	159,006
Shunfeng International Clean Energy Ltd. (China)*	46,000	34,651
Sigurd Microelectronics Corp. (Taiwan)	22,000	21,146
Silicon Laboratories, Inc.*	1,311	66,559

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Silicon Motion Technology Corp. (Taiwan), ADR	1,000	$26,880
Siliconware Precision Industries Co. Ltd. (Taiwan)	86,000	142,491
Sitronix Technology Corp. (Taiwan)	3,000	10,901
SK Hynix, Inc. (South Korea)	24,919	1,017,857
Sonix Technology Co. Ltd. (Taiwan)	11,000	17,186
STMicroelectronics NV (Switzerland)	18,849	175,346
Sumco Corp. (Japan)	19,900	333,257
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	99,800	2,343,304
Texas Instruments, Inc.	15,053	860,806
Tokyo Electron Ltd. (Japan)	4,400	305,201
Topco Scientific Co. Ltd. (Taiwan)	13,260	26,206
Transcend Information, Inc. (Taiwan)	9,000	31,865
Tyntek Corp. (Taiwan)*	18,000	8,314
Win Semiconductors Corp. (Taiwan)	31,000	42,360
Xilinx, Inc.	3,880	164,124
Xinyi Solar Holdings Ltd. (China)	50,000	15,498
Youngtek Electronics Corp. (Taiwan)	11,109	23,729

		13,736,418

Software — 0.5%
ACI Worldwide, Inc.*	2,732	59,175
Activision Blizzard, Inc.	10,798	245,385
Adobe Systems, Inc.*	5,370	397,058
ANSYS, Inc.*	1,308	115,353
Aspen Technology, Inc.*	1,135	43,686
Asseco Poland SA (Poland)	6,180	96,153
Aveva Group PLC (United Kingdom)	1,550	33,882
Boyaa Interactive International Ltd. (China)	19,000	15,883
CA, Inc.	7,702	251,162
Capcom Co. Ltd. (Japan)	2,900	57,610
CD Projekt SA (Poland)*	2,706	14,032
Cdk Global, Inc.	1,973	92,257
Cyberlink Corp. (Taiwan)	7,000	20,940
Dassault Systemes SA (France)	2,414	163,365
Electronic Arts, Inc.*	4,638	272,784
FactSet Research Systems, Inc.	425	67,660
FleetMatics Group PLC*(a)	1,254	56,242
Fuji Soft, Inc. (Japan)	2,200	44,517
Intuit, Inc.	3,814	369,805
King Digital Entertainment PLC (Ireland)*(a)	2,320	37,213
Kingdee International Software Group Co. Ltd. (China)*	28,000	11,722
Kingsoft Corp. Ltd. (China)	9,000	26,362
Konami Corp. (Japan)	6,200	115,990
KongZhong Corp. (China), ADR	3,100	17,143
Linx SA (Brazil)	1,000	14,589
Microsoft Corp.	147,778	6,007,915
Netdragon Websoft, Inc. (Hong Kong)	11,500	25,247
NICE Systems Ltd. (Israel), ADR	2,299	140,078
Nintendo Co. Ltd. (Japan)	3,200	469,520
NQ Mobile, Inc. (China), ADR*	4,100	15,293
Open Text Corp. (Canada)	3,100	163,646
Oracle Corp.	62,976	2,717,414
Perfect World Co. Ltd. (China), ADR	2,300	42,734
Sage Group PLC (The) (United Kingdom)	36,278	250,598
SAP SE (Germany)	21,615	1,562,269
Shanda Games Ltd. (China), ADR*	10,800	69,120
SimCorp A/S (Denmark)	3,587	117,697

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Software AG (Germany)	2,880	$74,806
Solera Holdings, Inc.	1,326	68,501
Square Enix Holdings Co. Ltd. (Japan)	3,500	74,893
SS&C Technologies Holdings, Inc.	1,261	78,560
Symantec Corp.	15,653	365,732
Synopsys, Inc.*	3,586	166,104
Totvs SA (Brazil)	1,500	17,225
Trend Micro, Inc. (Japan)	2,400	79,081
UBISOFT Entertainment (France)*	24,595	454,137
V1 Group Ltd. (Hong Kong)*	254,000	19,924
Zynga, Inc. (Class A Stock)*	9,611	27,391

		15,647,853

Specialty Retail — 0.4%
Aaron’s, Inc.	3,674	104,011
ABC-Mart, Inc. (Japan)	6,600	386,004
Adastria Holding Co. Ltd. (Japan)	840	23,217
Advance Auto Parts, Inc.	1,288	192,801
Alpen Co. Ltd. (Japan)	1,700	26,600
American Eagle Outfitters, Inc.	3,625	61,915
AOKI Holdings, Inc. (Japan)	2,600	36,749
Aoyama Trading Co. Ltd. (Japan)	3,500	114,269
Ascena Retail Group, Inc.*	4,694	68,110
Autobacs Seven Co. Ltd. (Japan)	5,500	86,793
AutoNation, Inc.*	1,874	120,554
Baoxin Auto Group Ltd. (China)	41,500	22,462
Barnes & Noble, Inc.*	992	23,560
Bed Bath & Beyond, Inc.*	5,331	409,288
Best Buy Co., Inc.	5,798	219,106
Bic Camera, Inc. (Japan)	4,300	44,667
Buckle, Inc. (The)	852	43,529
Cashbuild Ltd. (South Africa)	1,619	31,235
Cato Corp. (The) (Class A Stock)	1,561	61,816
Children’s Place, Inc. (The)	848	54,433
China Harmony Auto Holding Ltd. (China)	21,000	17,607
Chiyoda Co. Ltd. (Japan)	1,500	33,779
Cia Hering (Brazil)	4,000	20,379
CST Brands, Inc.	1,360	59,609
DCM Holdings Co. Ltd. (Japan)	8,900	66,639
Dick’s Sporting Goods, Inc.	1,382	78,760
DSW, Inc. (Class A Stock)	1,735	63,987
E-LIFE MALL Corp. (Taiwan)	8,000	16,048
Esprit Holdings Ltd. (Hong Kong)	95,800	97,180
Express, Inc.*	1,570	25,952
Fast Retailing Co. Ltd. (Japan)	700	270,661
FF Group (Greece)*	1,349	40,096
Fielmann AG (Germany)	1,294	86,473
Finish Line, Inc. (The) (Class A Stock)	1,428	35,015
Foot Locker, Inc.	2,405	151,515
GameStop Corp. (Class A Stock)(a)	4,208	159,736
Gap, Inc. (The)	5,310	230,082
Geo Holdings Corp. (Japan)	8,000	84,573
Giordano International Ltd. (Hong Kong)	66,000	32,265
GNC Holdings, Inc. (Class A Stock)	2,378	116,688
GOME Electrical Appliances Holding Ltd. (China)	789,868	113,781
Haverty Furniture Cos., Inc.	1,125	27,990
Hennes & Mauritz AB (Sweden) (Class B Stock)	9,335	378,233
Holdsport Ltd. (South Africa)	3,863	15,546
Home Depot, Inc. (The)	15,852	1,800,946

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Home Product Center PCL (Thailand)	59,014	$14,781
Honeys Co. Ltd. (Japan)	3,070	26,860
Hotel Shilla Co. Ltd. (South Korea)	978	86,142
Inditex SA (Spain)	11,964	384,111
Indomobil Sukses Internasional Tbk PT (Indonesia)	41,400	12,982
JB Hi-Fi Ltd. (Australia)(a)	3,375	47,868
JD Group Ltd. (South Africa)*	8,544	18,808
Jumbo SA (Greece)	3,635	37,834
Kingfisher PLC (United Kingdom)	100,765	568,521
Kohnan Shoji Co. Ltd. (Japan)	7,000	78,392
Komeri Co. Ltd. (Japan)	1,800	42,388
Konaka Co. Ltd. (Japan)	3,100	19,098
K’s Holdings Corp. (Japan)	2,500	80,844
Lewis Group Ltd. (South Africa)	3,226	20,586
Lowe’s Cos., Inc.	12,722	946,390
Men’s Wearhouse, Inc. (The)	1,046	54,601
Monro Muffler Brake, Inc.(a)	631	41,047
Nitori Holdings Co. Ltd. (Japan)	2,200	148,926
O’Reilly Automotive, Inc.*	1,874	405,234
Outerwall, Inc.(a)	1,102	72,864
Pou Sheng International Holdings Ltd. (Hong Kong)*	131,000	8,956
Premier Investments Ltd. (Australia)	7,805	75,948
Rent-A-Center, Inc.	2,167	59,462
Restoration Hardware Holdings, Inc.*(a)	423	41,957
Rona, Inc. (Canada)	7,400	94,651
Ross Stores, Inc.	3,424	360,753
Sac’s Bar Holdings, Inc. (Japan)	35,200	566,036
Sanrio Co. Ltd. (Japan)	1,400	37,398
Shimachu Co. Ltd. (Japan)	3,300	87,054
Shimamura Co. Ltd. (Japan)	1,100	101,883
Staples, Inc.	23,476	382,307
Super Group Ltd. (South Africa)*	9,923	28,430
Super Retail Group Ltd. (Australia)	53,470	390,164
TJX Cos., Inc. (The)	10,654	746,313
Tractor Supply Co.	1,589	135,160
Tsann Kuen Enterprise Co. Ltd. (Taiwan)	6,000	6,126
Ulta Salon Cosmetics & Fragrance, Inc.*	792	119,473
Urban Outfitters, Inc.*	2,457	112,162
USS Co. Ltd. (Japan)	4,000	69,118
Valora Holding AG (Switzerland)*	388	86,514
Via Varejo SA (Brazil)*	5,800	30,076
Vitamin Shoppe, Inc.*	971	39,995
WH Smith PLC (United Kingdom)	7,720	148,334
Williams-Sonoma, Inc.	1,414	112,710
World Duty Free SpA (Italy)*	2,169	23,324
Xebio Co. Ltd. (Japan)	2,400	41,646
Yamada Denki Co. Ltd. (Japan)	67,700	278,784
Yellow Hat Ltd. (Japan)	1,900	40,591
Zhongsheng Group Holdings Ltd. (China)	45,500	30,177

		13,518,438

Technology Hardware, Storage & Peripherals — 0.9%
Advantech Co. Ltd. (Taiwan)	6,596	50,156
Apple, Inc.	116,522	14,498,832
Asustek Computer, Inc. (Taiwan)	28,000	281,484
Aten International Co. Ltd. (Taiwan)	5,000	14,479
Cal-Comp Electronics Thailand PCL (Thailand) (Class F Stock)	252,096	31,609
Canon, Inc. (Japan)	45,500	1,609,849

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Chicony Electronics Co. Ltd. (Taiwan)	18,090	$50,616
CMC Magnetics Corp. (Taiwan)*	277,000	37,057
Coolpad Group Ltd. (China)	120,000	20,901
Diebold, Inc.	2,365	83,863
Eizo Corp. (Japan)	3,600	78,769
Elitegroup Computer Systems Co. Ltd. (Taiwan)	27,216	28,404
EMC Corp.	41,883	1,070,529
FUJIFILM Holdings Corp. (Japan)	25,800	917,875
Getac Technology Corp. (Taiwan)	38,000	23,279
Gigabyte Technology Co. Ltd. (Taiwan)	30,000	37,111
Hewlett-Packard Co.	53,133	1,655,624
HTC Corp. (Taiwan)*	19,000	84,566
IEI Integration Corp. (Taiwan)	11,660	20,053
Inventec Corp. (Taiwan)	131,000	94,606
Japan Digital Laboratory Co. Ltd. (Japan)	3,500	46,012
JCY International Bhd (Malaysia)	28,800	5,475
KYE Systems Corp. (Taiwan)	19,836	7,181
Lenovo Group Ltd. (China)	112,000	163,207
Lexmark International, Inc. (Class A Stock)	1,953	82,690
Lite-On Technology Corp. (Taiwan)	101,724	131,591
Melco Holdings, Inc. (Japan)	2,700	50,781
Micro-Star International Co. Ltd. (Taiwan)	46,000	54,465
Mitac Holdings Corp. (Taiwan)	65,000	50,397
Neopost SA (France)	2,368	130,237
NetApp, Inc.	7,087	251,305
Pegatron Corp. (Taiwan)	60,000	161,883
Portwell, Inc. (Taiwan)	12,000	21,292
Primax Electronics Ltd. (Taiwan)	23,000	31,459
QLogic Corp.*	3,697	54,494
Quanta Computer, Inc. (Taiwan)	86,000	207,575
Quanta Storage, Inc. (Taiwan)	16,000	17,483
Ricoh Co. Ltd. (Japan)	41,100	446,898
Riso Kagaku Corp. (Japan)	4,200	69,239
Samsung Electronics Co. Ltd. (South Korea)	4,193	5,437,287
Seiko Epson Corp. (Japan)	9,200	162,944
TCL Communication Technology Holdings Ltd. (China)	21,000	21,141
Wacom Co. Ltd. (Japan)	2,700	13,006
Wincor Nixdorf AG (Germany)	1,513	70,904

		28,378,608

Textiles, Apparel & Luxury Goods — 0.3%
361 Degrees International Ltd. (China)	63,000	18,048
Adidas AG (Germany)	5,933	468,487
Aksa Akrilik Kimya Sanayii A/S (Turkey)	4,217	15,704
Anta Sports Products Ltd. (China)	22,000	40,239
Asics Corp. (Japan)	18,200	495,264
Belle International Holdings Ltd. (Hong Kong)	157,000	183,270
Bijou Brigitte AG (Germany)	651	39,822
Bosideng International Holdings Ltd. (Hong Kong)	182,000	19,441
Brunello Cucinelli SpA (Italy)	2,715	47,789
Carnival Industrial Corp. (Taiwan)	95,000	24,792
Carter’s, Inc.	1,261	116,605
CCC SA (Poland)	636	30,653
China Dongxiang Group Co. (China)	238,000	42,961
China Lilang Ltd. (China)	32,000	24,703
Christian Dior SA (France)	1,506	283,455

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Daphne International Holdings Ltd. (China)	76,000	$25,488
Eclat Textile Co. Ltd. (Taiwan)	25,240	330,738
Feng TAY Enterprise Co. Ltd. (Taiwan)	8,400	50,523
Fila Korea Ltd. (South Korea)	1,003	97,638
Formosa Taffeta Co. Ltd. (Taiwan)	75,000	78,888
Gerry Weber International AG (Germany)	12,306	424,627
Gildan Activewear, Inc. (Canada)	6,200	182,786
Grendene SA (Brazil)	2,500	13,113
Gunze Ltd. (Japan)	24,000	64,143
Handsome Co. Ltd. (South Korea)	1,910	56,479
Hanesbrands, Inc.	6,140	205,751
Hansae Co. Ltd. (South Korea)	1,645	61,908
Hermes International (France)	383	135,231
Hugo Boss AG (Germany)	597	72,530
Kering (France)	2,439	476,137
Kwong Fong Industries Corp (Taiwan)	26,400	16,621
Lealea Enterprise Co. Ltd. (Taiwan)*	107,258	31,523
LF Corp. (South Korea)	2,090	59,640
Li Ning Co. Ltd. (China)*	67,291	38,163
Li Peng Enterprise Co. Ltd. (Taiwan)*	73,000	24,932
LPP SA (Poland)	19	35,471
Luthai Textile Co. Ltd. (China) (Class B Stock)	8,200	11,931
Luxottica Group SpA (Italy)	1,755	111,154
LVMH Moet Hennessy Louis Vuitton SA (France)	6,269	1,103,234
Makalot Industrial Co. Ltd. (Taiwan)	4,352	31,239
Michael Kors Holdings Ltd.*	4,267	280,555
Moncler SpA (Italy)	14,161	237,400
Nien Hsing Textile Co. Ltd. (Taiwan)	17,000	14,875
NIKE, Inc. (Class B Stock)	8,828	885,713
Onward Holdings Co. Ltd. (Japan)	9,000	62,779
Pegas Nonwovens SA (Czech Republic)	2,636	71,907
POU Chen Corp. (Taiwan)	109,000	152,305
Prada SpA (Italy)	14,000	84,914
Puma SE (Germany)	269	49,871
Ralph Lauren Corp.	1,098	144,387
Safilo Group SpA (Italy)*	2,483	38,990
Samsonite International SA	32,400	112,630
Sanyo Shokai Ltd. (Japan)	15,000	38,542
Shanghai Haixin Group Co. (China) (Class B Stock)*	22,200	15,518
Shenzhou International Group Holdings Ltd. (China)	22,000	99,295
Tainan Enterprises Co. Ltd. (Taiwan)	13,000	12,465
Tainan Spinning Co. Ltd. (Taiwan)	80,340	41,682
Taiwan Paiho Ltd. (Taiwan)	14,000	33,741
Texwinca Holdings Ltd. (Hong Kong)	48,000	43,912
TSI Holdings Co. Ltd. (Japan)	10,800	72,794
Vera Bradley, Inc.*	646	10,485
VF Corp.	5,578	420,079
Wacoal Holdings Corp. (Japan)	9,000	101,160
Weiqiao Textile Co. (China) (Class H Stock)	55,500	32,591
Wolverine World Wide, Inc.(a)	2,772	92,723
XTEP International Holdings Ltd. (China)	48,000	14,921
Yondoshi Holdings, Inc. (Japan)	1,500	28,665
Youngone Corp. (South Korea)	830	40,752
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	35,000	123,845

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Zig Sheng Industrial Co. Ltd. (Taiwan)	53,000	$15,504

		8,966,121

Thrifts & Mortgage Finance
Astoria Financial Corp.	5,057	65,488
Berkshire Hills Bancorp, Inc.	1,142	31,633
BofI Holding, Inc.*(a)	528	49,125
Capitol Federal Financial, Inc.	8,398	104,975
EverBank Financial Corp.	4,092	73,779
Genworth MI Canada, Inc. (Canada)(a)	3,900	86,218
Home Capital Group, Inc. (Canada)	5,016	168,553
Home Loan Servicing Solutions Ltd.	3,642	60,239
Hudson City Bancorp, Inc.	13,510	141,585
New York Community Bancorp, Inc.(a)	12,145	203,186
Northwest Bancshares, Inc.	9,277	109,932
People’s United Financial, Inc.(a)	8,854	134,581
Provident Financial Services, Inc.	2,862	53,376
Washington Federal, Inc.	6,528	142,343

		1,425,013

Tobacco — 0.1%
Altria Group, Inc.	5,660	283,113
British American Tobacco PLC (United Kingdom)	20,009	1,036,142
Gudang Garam Tbk PT (Indonesia)	8,800	34,311
Imperial Tobacco Group PLC (United Kingdom)	17,371	761,998
Japan Tobacco, Inc. (Japan)	25,800	815,664
KT&G Corp. (South Korea)	3,909	312,523
Reynolds American, Inc.	4,259	293,488
Souza Cruz SA (Brazil)	2,800	22,187
Universal Corp.	1,887	88,991

		3,648,417

Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Netherlands)*	1,987	86,733
AKR Corporindo Tbk PT (Indonesia)	40,700	15,933
Ashtead Group PLC (United Kingdom)	30,089	482,559
BayWa AG (Germany)	1,722	67,368
Brenntag AG (Germany)	18,470	1,103,478
Bunzl PLC (United Kingdom)	7,141	193,602
CITIC Resources Holdings Ltd. (China)*	172,000	23,961
Eqstra Holdings Ltd. (South Africa)*	29,348	10,888
Fastenal Co.(a)	3,669	152,025
Ferreycorp SAA (Peru)	147,987	67,386
Fly Leasing Ltd. (Ireland), ADR	1,437	20,923
Hudaco Industries Ltd. (South Africa)	2,958	27,591
Inaba Denki Sangyo Co. Ltd. (Japan)	3,200	115,840
Inabata & Co. Ltd. (Japan)	5,300	52,791
Indutrade AB (Sweden)	12,593	576,487
Invicta Holdings Ltd. (South Africa)	2,033	12,194
Iwatani Corp. (Japan)	46,000	301,347
Kanamoto Co. Ltd. (Japan)	1,100	31,661
Kuroda Electric Co. Ltd. (Japan)	6,400	102,242
Mills Estruturas e Servicos de Engenharia SA (Brazil)	4,000	10,001
MISUMI Group, Inc. (Japan)	13,100	527,947
MSC Industrial Direct Co., Inc. (Class A Stock)	1,416	102,235
Nagase & Co. Ltd. (Japan)	7,700	100,649
Nishio Rent All Co. Ltd. (Japan)	2,100	60,407

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
NOW, Inc.*(a)	3,075	$66,543
SIG PLC (United Kingdom)	237,155	711,808
Solar A/S (Denmark) (Class B Stock)	615	28,058
Tomoe Engineering Co. Ltd. (Japan)	2,200	32,909
Toromont Industries Ltd. (Canada)	3,100	80,134
W.W. Grainger, Inc.(a)	953	224,727
Wakita & Co. Ltd. (Japan)	5,300	51,480
Watsco, Inc.	697	87,613

		5,529,520

Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA (Spain)	8,081	146,060
Aeroports de Paris (France)	1,258	150,361
Airports of Thailand PCL (Thailand)	8,100	69,699
Ansaldo STS SpA (Italy)	4,232	42,879
ASTM SpA (Italy)	9,608	136,265
Atlantia SpA (Italy)(g)	17,625	462,837
Auckland International Airport Ltd. (New Zealand)	31,164	104,677
Bangkok Expressway PCL (Thailand)	27,900	33,439
BBA Aviation PLC (United Kingdom)	35,778	178,562
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	64,000	62,499
CCR SA (Brazil)	6,900	35,694
China Dredging Environment Protection Holdings Ltd. (China)*	36,000	8,746
China Merchants Holdings International Co. Ltd. (China)	46,000	180,265
Citra Marga Nusaphala Persada Tbk PT (Indonesia)	120,625	23,064
Cosco International Holdings Ltd. (China)	32,000	14,907
COSCO Pacific Ltd. (China)	64,000	83,833
EcoRodovias Infraestrutura e Logistica SA (Brazil)	3,500	9,793
Flughafen Wien AG (Austria)	563	49,004
Flughafen Zuerich AG (Switzerland)	163	128,248
Fraport AG Frankfurt Airport Services Worldwide (Germany)	2,358	140,847
Grupo Aeroportuario del Pacifico SAB de CV (Mexico), ADR	1,010	66,195
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR*	360	48,391
Hamburger Hafen und Logistik AG (Germany)	4,011	84,172
Hopewell Highway Infrastructure Ltd. (Hong Kong)	5,050	2,404
Hutchison Port Holdings Trust (Singapore), UTS	230,000	159,850
Japan Airport Terminal Co. Ltd. (Japan)	1,000	60,476
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	46,000	61,770
Kamigumi Co. Ltd. (Japan)	12,000	113,282
Macquarie Atlas Roads Group (Australia)	131,089	323,262
Malaysia Airports Holdings Bhd (Malaysia)	19,400	36,659
Mitsubishi Logistics Corp. (Japan)	6,000	93,380
Port of Tauranga Ltd. (New Zealand)	575	7,279
SATS Ltd. (Singapore)	39,000	87,538
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	70,000	54,806
Shenzhen International Holdings Ltd. (China)	43,750	65,975

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Societa Iniziative Autostradali e Servizi SpA (Italy)	7,038	$81,916
TAV Havalimanlari Holding A/S (Turkey)*	3,907	32,643
TPI - Triunfo Participacoes e Investimentos SA (Brazil)*	3,400	3,494
Transurban Group (Australia)	29,364	212,621
Wesco Aircraft Holdings, Inc.*	3,156	48,350
Wilson Sons Ltd. (Bermuda), BDR	400	3,534
Yuexiu Transport Infrastructure Ltd. (China)	64,000	40,826
Zhejiang Expressway Co. Ltd. (China)
(Class H Stock)	54,000	71,480

		3,821,982

Water Utilities — 0.1%
Aguas Andinas SA (Chile) (Class A Stock)	76,132	44,553
American States Water Co.	1,972	78,663
American Water Works Co., Inc.	3,925	212,774
Aqua America, Inc.(a)	3,148	82,950
Athens Water Supply & Sewage Co. SA (The) (Greece)	2,596	14,859
Beijing Enterprises Water Group Ltd. (China)*	88,000	59,840
California Water Service Group	3,018	73,971
China Water Affairs Group Ltd. (Hong Kong)	70,000	33,533
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR	9,000	48,780
Cia de Saneamento de Minas
Gerais-COPASA (Brazil)	3,500	20,507
Guangdong Investment Ltd. (China)	106,000	139,005
Inversiones Aguas Metropolitanas SA (Chile)	21,403	34,447
Manila Water Co., Inc. (Philippines)	53,500	32,435
Pennon Group PLC (United Kingdom)	14,699	179,536
Puncak Niaga Holdings Bhd (Malaysia)*	16,000	11,474
Severn Trent PLC (United Kingdom)	6,648	202,647
SIIC Environment Holdings Ltd. (Singapore)*	1,704,800	213,363
Sound Global Ltd. (China)*	42,000	18,893
TTW PCL (Thailand)	89,900	31,495
United Utilities Group PLC (United Kingdom)	20,023	276,862

		1,810,587

Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL (Thailand)	15,100	109,978
Almendral SA (Chile)	6,270	471
America Movil SAB de CV (Mexico) (Class L Stock), ADR	24,910	509,659
Axiata Group Bhd (Malaysia)	92,600	176,903
China Mobile Ltd. (China)	186,500	2,430,541
DiGi.Com Bhd (Malaysia)	9,300	15,808
ENTEL Chile SA (Chile)	3,444	35,590
Far EasTone Telecommunications Co. Ltd. (Taiwan)	41,000	98,910
Freenet AG (Germany)	4,590	137,935
Globe Telecom, Inc. (Philippines)	620	27,885
Indosat Tbk PT (Indonesia)*	73,200	23,877
KDDI Corp. (Japan)	66,600	1,504,663
Maxis Bhd (Malaysia)	30,900	59,891
Millicom International Cellular SA (Luxembourg), SDR	2,072	149,824

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Mobistar SA (Belgium)*	1,569	$34,095
MTN Group Ltd. (South Africa)	23,867	402,330
NTT DoCoMo, Inc. (Japan)	58,300	1,018,852
Philippine Long Distance Telephone Co. (Philippines), ADR	825	51,554
Rogers Communications, Inc. (Canada) (Class B Stock)	4,400	147,298
Samart Corp. PCL (Thailand)	25,400	23,417
SBA Communications Corp. (Class A Stock)*	371	43,444
SK Telecom Co. Ltd. (South Korea)	1,561	384,110
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	38,449	73,425
SoftBank Corp. (Japan)	22,100	1,287,092
Taiwan Mobile Co. Ltd. (Taiwan)	28,000	97,892
Tele2 AB (Sweden) (Class B Stock)	14,092	168,552
Tim Participacoes SA (Brazil), ADR	2,240	37,139
Turkcell Iletisim Hizmetleri A/S (Turkey)*	20,961	107,511
VimpelCom Ltd. (Netherlands), ADR(a)	8,400	44,016
Vodacom Group Ltd. (South Africa)	3,583	39,137
Vodafone Group PLC (United Kingdom), ADR	114,201	3,732,089
Vodafone Qatar (Qatar)	6,791	32,897

		13,006,785

TOTAL COMMON STOCKS (cost $786,642,613)		833,085,517

EXCHANGE TRADED FUNDS — 0.2%
iShares MSCI India Index*	514,778	3,958,643
iShares MSCI Israel Capped	8,838	446,054
iShares US Real Estate(a)	79	6,266
Market Vectors Russia ETF(a)	49,933	849,360
SPDR Dow Jones International Real Estate	128	5,545

TOTAL EXCHANGE TRADED FUNDS (cost $4,137,468)		5,265,868

PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	2,190	202,280
Hyundai Motor Co. (South Korea) (2nd PRFC)	1,060	108,645
Volkswagen AG (Germany) (PRFC)	8,199	2,174,387

		2,485,312

Banks — 0.1%
Absa Bank Ltd. (South Africa) (PRFC)	1,074	65,614
Banco Daycoval SA (Brazil) (PRFC)	3,200	8,402
Banco do Estado do Rio Grande do Sul SA (Brazil) (PRFC B)	6,700	23,323
CoBank ACB, 6.200%	20,606	2,118,297
Grupo Aval Acciones y Valores (Colombia) (PRFC)	192,010	86,035
Itau Unibanco Holding SA (Brazil) (PRFC)	32,600	361,797
Shinkin Central Bank (Japan) (PRFC A)	63	125,588

		2,789,056

Chemicals
Braskem SA (Brazil) (PRFC A)	4,100	14,247

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Construction Materials
STO SE & Co. KGaA (Germany) (PRFC)	378	$63,405

Electric Utilities
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	11,400	24,539
Cia de Transmissao de Energia Eletrica Paulista (Brazil) (PRFC)	2,200	27,600
Cia Energetica de Minas Gerais (Brazil) (PRFC)	12,270	49,825
Cia Paranaense de Energia (Brazil) (PRFC B)	3,900	40,936
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Brazil) (PRFC)	7,400	22,607

		165,507

Food & Staples Retailing
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil) (PRFC), ADR	1,200	35,784

Health Care Equipment & Supplies
Sartorius AG (Germany) (PRFC)	2,663	339,556

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	4,049	475,599

Independent Power & Renewable Electricity Producers
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	8,800	65,623

Insurance
Unipol Gruppo Finanziario SpA (Italy) (PRFC)	12,126	64,209

Machinery
Marcopolo SA (Brazil) (PRFC)	19,500	14,114
Randon Participacoes SA (Brazil) (PRFC)	7,925	8,269

		22,383

Metals & Mining
Gerdau SA (Brazil) (PRFC)	11,900	37,920
Metalurgica Gerdau SA (Brazil) (PRFC)	15,100	51,665
Usinas Siderurgicas de Minas Gerais SA (Brazil) (PRFC A)*	17,800	27,942
Vale SA (Brazil) (PRFC)	59,200	287,138

		404,665

Multi-Utilities
RWE AG (Germany) (PRFC)	2,175	42,153

Paper & Forest Products
Suzano Papel e Celulose SA (Brazil) (PRFC A)	9,100	42,199

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	740	734,789

Textiles, Apparel & Luxury Goods
Alpargatas SA (Brazil) (PRFC)	5,330	16,366

TOTAL PREFERRED STOCKS (cost $7,956,583)		7,760,853

	Units
RIGHTS*
Banks
Banco De Sabadell SA (Spain), expiring 04/17/15(g)	186,485	$47,322

	Units	Value
RIGHTS* (Continued)
Commercial Services & Supplies
Serco Group PLC (United Kingdom),expiring 04/16/15(g)	18,693	$11,369

Diversified Telecommunication Services
Telefonica SA (Spain), expiring 04/12/15(g)	76,607	12,356

Food & Staples Retailing
Casa Ley, CVR, expiring 01/30/19(g)	5,004	671
PDC, CVR, expiring 01/30/17(g)	5,004	197

		868

Real Estate Management & Development
Joy City Property Ltd. (Hong Kong), expiring 04/16/15(g)	52,000	258

TOTAL RIGHTS (cost $32,893)		72,173

	Shares
UNAFFILIATED MUTUAL FUNDS — 0.5%
Chemtrade Logistics Income Fund	3,200	54,093
Goldman Sachs Local Emerging Markets Debt Fund	2,064,891	14,392,287
HBM Healthcare Investments AG (Class A Stock)*	1,274	141,585
Solvalor 61	392	102,659

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $15,311,229)		14,690,624

	Units
WARRANTS*
Electronic Equipment, Instruments & Components
Samart Corp. PCL (Thailand), expiring 02/19/18(g)	5,080	393

Health Care Equipment & Supplies
Golden Meditech Holdings Ltd. (Hong Kong), expiring 07/30/15(g)	19,272	169

Hotels, Restaurants & Leisure
Minor International PCL (Thailand), expiring 11/03/17(g)	1,675	220

Road & Rail
BTS Group Holdings PCL (Thailand),expiring 12/31/18(g)	95,700	3,235

TOTAL WARRANTS (cost $ — )		4,017

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.7%
Collateralized Loan Obligations — 2.3%
Acis CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A, 144A
0.753%(c)	10/14/22	1,350	1,330,527
Series 2013-2A, Class ACOM, 144A
1.168%(c)	10/14/22	9,300	9,124,230
Series 2014-4A, Class ACOM, 144A
1.713%(c)	05/01/26	9,400	9,240,200

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A1A, 144A
1.706%(c)	07/28/26	7,450	7,411,034
Series 2014-4A, Class A2, 144A
2.416%(c)	07/28/26	1,600	1,591,875
Brentwood CLO Corp. (Cayman Islands),
Series 2006-1A, Class A1A, 144A
0.525%(c)	02/01/22	4,587	4,552,663
Series 2006-1A, Class A1B, 144A
0.525%(c)	02/01/22	1,778	1,764,598
Granite Master Issuer PLC (United Kingdom),
Series 2006-1A, Class A1, 144A
0.244%(c)	12/20/54	4,163	4,133,503
Series 2007-1, Class 2A1
0.314%(c)	12/20/54	3,008	2,993,236
Series 2007-2, Class 2A1
0.257%(c)	12/17/54	2,501	2,487,514
Series 2007-2, Class 4A1
0.267%(c)	12/17/54	2,169	2,157,138
KKR Financial CLO Ltd.,
Series 2007-1A, Class A, 144A
0.607%(c)	05/15/21	2,526	2,514,193
Paragon Mortgages No 12 PLC (United Kingdom),
Series 12A, Class A2C, 144A
0.477%(c)	11/15/38	3,522	3,314,860
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.707%(c)	05/15/26	6,450	6,417,031
Series 2014-1A, Class A2, 144A
2.307%(c)	05/15/26	1,200	1,195,144
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class ACOM, 144A
1.707%(c)	10/20/26	9,550	9,430,625

			69,658,371

Non-Residential Mortgage-Backed Securities — 1.4%
Access to Loans for Learning Student Loan Corp.,
Series 2013-I, Class A
0.971%(c)	02/25/41	1,370	1,380,203
Ally Auto Receivables Trust/Lease,
Series 2015-SN1, Class A3
1.620%	03/20/17	4,700	4,699,530
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Class A
1.390%	01/15/21	6,400	6,398,253
Crown Point CLO III Ltd. (Cayman Islands),
Series 2015-3A, Class ACOM, 144A
1.900%(c)	12/31/27	10,500	10,279,207
Series 2015-3A, Class B, 144A
3.500%(c)	12/31/27	1,300	1,242,930
Edsouth Indenture No 5 LLC,
Series 2014-1, Class A, 144A
0.871%(c)	02/25/39	3,423	3,411,029
Educational Services of America, Inc.,
Series 2014-2, Class A, 144A
0.851%(c)	05/25/39	3,867	3,841,897
GM Financial Automobile Leasing Trust,
Series 2015-1, Class A3
1.530%	09/20/18	2,800	2,816,554

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Nelnet Student Loan Trust,
Series 2013-5A, Class A, 144A
0.801%(c)	01/25/37	1,298	1,291,925
SLM Student Loan Trust,
Series 2008-5, Class A4
1.956%(c)	07/25/23	4,000	4,162,936
South Carolina Student Loan Corp.,
Series 2014-1, Class A1
0.921%(c)	05/01/30	3,450	3,444,929

			42,969,393

TOTAL ASSET-BACKED SECURITIES (cost $112,463,792)			112,627,764

BANK LOANS(c) — 2.0%
Air Freight & Logistics
Mirror Bidco Corp.,
Term Loan B
4.250%	12/28/19	895	892,442

Airlines — 0.1%
Delta Air Lines, Inc.,
2014 Term Loan B-1
3.250%	10/18/18	1,191	1,189,374

Capital Markets
Guggenheim Partners Investment Management Holdings LLC,
Initial Term Loan
4.250%	07/22/20	995	1,001,181

Chemicals
Axalta Coating Systems,
Refinanced Term Loan B
3.750%	02/01/20	1,138	1,130,833

Commercial Services & Supplies
ADS Waste Holdings, Inc.,
Initial Tranche Term Loan B-2
3.750%	10/09/19	986	975,024

Consumer Finance
US Infrastructure,
Initial Term Loan (First Lien)
4.000%	07/10/20	595	590,989

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, LLC,
Term Loan B
4.000%	01/30/20	1,492	1,495,579

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.750%	06/30/19	1,500	1,493,625
Virgin Media Investment Holdings Ltd.,
Term Loan B
3.500%	06/07/20	1,539	1,535,780

			3,029,405

Electronic Equipment, Instruments & Components — 0.1%
Energy Solutions LLC,
Term Advance
6.750%	05/29/20(g)	1,196	1,198,387

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc.,
2013 (November) Replacement Loan (First Lien)
4.500%	09/26/19	595	$595,209
2013 (November) Replacement Loan (Second Lien)
8.500%	03/26/20	600	595,002
Performance Food Group, Inc.,
Initial Loan (Second Lien)
6.250%	11/14/19(g)	1,489	1,489,872

			2,680,083

Food Products — 0.1%
H.J. Heinz Co.,
Term Loan B-2
3.250%	06/05/20	1,191	1,192,615
Pinnacle Foods Finance LLC,
Tranche Term Loan G
3.000%	04/29/20	1,500	1,492,920
Shearer’s Foods LLC,
Term Loan (First Lien)
4.500%	06/30/21	597	597,000
Term Loan (Second Lien)
7.750%	06/30/22(g)	600	591,750

			3,874,285

Health Care Equipment & Supplies
Ortho-Clinical Diagnostics Holdings,
Initial Term Loan
4.750%	06/30/21	1,092	1,080,319

Health Care Providers & Services — 0.1%
American Renal Holdings, Inc.,
Term Loan B (First Lien)
4.500%	08/20/19	358	357,312
4.500%	03/20/20(g)	600	595,379
AmSurg Corp.,
Initial Term Loan
3.750%	07/16/21	992	993,969
MPH Acquisition Holdings LLC,
Initial Term Loan
3.750%	03/31/21	1,423	1,417,967

			3,364,627

Hotels, Restaurants & Leisure — 0.3%
Burger King Worlwide,
Term Loan B
4.500%	09/24/21	1,487	1,500,791
Diamond Foods, Inc.,
Term Loan B
4.250%	08/20/18(g)	992	990,933
Four Seasons Holdings, Inc.,
Term Loan (First Lien)
3.500%	06/29/20	995	992,893
Term Loan (Second Lien)
6.250%	12/27/20(g)	1,000	1,005,000
Hilton Worldwide Finance,
Initial Term Loan
3.500%	10/26/20	1,573	1,574,404
La Quinta Intermediate Holdings LLC,
Initial Term Loan
4.000%	04/14/21	1,356	1,358,770

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Marina District Finance Co., Inc.,
Incremental Term Facility
6.500%	08/15/18	517	$519,404
Wendy’s International, Inc.,
Term Loan B
3.250%	05/15/19	1,191	1,188,825

			9,131,020

Independent Power & Renewable Electricity Producers
Calpine Corp.,
Term Loan
4.000%	10/09/19	995	996,696

IT Services — 0.1%
First Data Corp.,
Term Loan C1
3.674%	03/24/18	1,000	999,000
Ship Luxco 3 SA,
Additional Term Facility
4.500%	11/29/19	1,492	1,495,055
Vantiv LLC,
Term Loan B
3.750%	06/13/21	1,529	1,533,181

			4,027,236

Machinery — 0.1%
Alliance Laundry Systems LLC,
Initial Term Loan (First Lien)
4.250%	12/10/18	578	579,148
Gates Global LLC,
Initial Dollar Term Loan
4.250%	07/05/21	995	990,652

			1,569,800

Media — 0.2%
Clear Channel Communications, Inc.,
Tranche Term Loan E
7.678%	07/30/19	1,200	1,154,664
E.W. Scripps Co. (The),
Term Loan
3.250%	11/26/20	2,889	2,890,513
Getty Images, Inc.,
Initial Term Loan
4.750%	10/18/19	992	835,093
Hubbard Radio LLC,
Tranche Term Loan 1
4.500%	04/29/19	458	455,945
Univision Communications, Inc.,
Replacement First-Lien Term Loan
4.000%	03/01/20	1,488	1,484,958

			6,821,173

Metals & Mining — 0.1%
Atkore International, Inc.,
Initial Term Loan (First Lien)
4.500%	03/26/21(g)	596	589,545
Initial Term Loan (Second Lien)
7.750%	09/27/21(g)	600	579,000

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Metals & Mining (cont’d.)
Reynolds Group Holdings,
Incremental U.S. Term Loan
4.500%	12/01/18	965	$968,179

			2,136,724

Oil, Gas & Consumable Fuels
Magnum Hunter Resources,
Second-Lien Term Loan
8.500%	10/20/19(g)	299	294,634
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20	299	286,250

			580,884

Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc.,
Dollar Term Loan
4.250%	05/20/21	1,191	1,195,622
Mallinckrodt International Finance SA,
Incremental Term Loan B-1
3.500%	03/19/21	1,194	1,192,842
Salix Pharmaceuticals Ltd.,
Term Loan
5.500%	01/02/20	1,154	1,152,981

			3,541,445

Software — 0.1%
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	09/10/20	746	729,484
Renaissance Learning, Inc.,
Initial Term Loan (First Lien)
4.500%	04/09/21	496	485,487
Initial Term Loan (Second Lien)
8.000%	04/11/22(g)	500	489,167

			1,704,138

Specialty Retail — 0.1%
Academy Ltd.,
Initial Term Loan (2012)
4.500%	08/03/18	496	496,942
Neiman Marcus Group, Inc. (The),
Other Term Loan
4.250%	10/25/20	992	988,571
Petco Animal Supplies, Inc.,
New Loan
4.000%	11/24/17	1,191	1,190,007

			2,675,520

Textiles, Apparel & Luxury Goods — 0.1%
Polymer Group, Inc.,
Initial Loan
5.250%	12/13/19	1,489	1,492,415

Trading Companies & Distributors — 0.1%
Roofing Supply Group LLC,
Initial Term Loan
5.000%	05/31/19	1,191	1,175,216
Spin Holdco, Inc.,
Initial Term Loan (First Lien)
4.250%	11/14/19	992	988,349

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Trading Companies & Distributors (cont’d.)
Univar, Inc.,
Term Loan B
5.000%	06/30/17	992	$989,900

			3,153,465

TOTAL BANK LOANS (cost $60,759,198)			60,333,044

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.7%
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class A1A
5.361%	02/15/40	16,478	17,344,827
Series 2007-C2, Class A1A
5.526%(c)	01/15/49	10,903	11,501,391
FHLMC Multifamily Structured Pass-Through Certificates,
Series K016, Class A2
2.968%	10/25/21	25,000	26,285,050
Series K035, Class A2
3.458%(c)	08/25/23	1,100	1,190,913
Series K714, Class A2
3.034%(c)	10/25/20	6,500	6,908,980
Paragon Mortgages No 13 PLC (United Kingdom),
Series 13A, Class A2C, 144A
0.433%(c)	01/15/39	5,658	5,278,766
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A1A
5.559%	10/15/48	11,769	12,373,913

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $81,052,948)			80,883,840

CORPORATE BONDS — 12.6%
Automobiles
Toyota Finance Australia Ltd. (Australia),
Sr. Unsec’d. Notes, MTN
3.760%	07/20/17	MXN 720	45,801

Banks — 2.7%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.375%	04/06/23	9,470	12,709,308
Bank of America Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/24	2,700	2,872,033
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	3,450	3,694,384
Bank of Montreal (Canada),
Covered Bonds, 144A
2.850%	06/09/15	2,900	2,912,821
Bank of Nova Scotia (The) (Canada),
Covered Bonds, 144A
1.650%	10/29/15	800	805,216
Bank of Thailand (Thailand),
Unsec’d. Notes
2.950%	01/14/16	THB 11,840	367,227
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.500%	02/20/19	2,425	2,474,325

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Canadian Imperial Bank of Commerce (Canada),
Covered Bonds, 144A
2.600%	07/02/15	1,600	$1,608,272
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.375%	03/01/23	2,675	2,741,418
Compass Bank,
Sr. Unsec’d. Notes
2.750%	09/29/19	1,425	1,445,601
Credit Agricole SA (France),
Sub. Notes, 144A
4.375%	03/17/25	2,500	2,527,880
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 144A
3.750%	03/26/25	4,450	4,502,038
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	03/29/49	1,775	1,814,937
6.375%(c)	12/29/49(a)	775	791,469
ING Bank NV (Niger),
Sub. Notes, MTN
4.125%(c)	11/21/23	2,975	3,078,679
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
2.375%	01/13/17	2,050	2,074,444
3.125%	01/15/16	5,675	5,752,293
3.875%	01/15/19(a)	1,150	1,212,892
Sub. Notes, 144A
5.017%	06/26/24(a)	2,050	2,098,155
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes, MTN, 144A
16.000%	07/02/19	NGN 33,640	173,515
Unsec’d. Notes, MTN, 144A
5.250%	05/17/18	IDR 27,218,000	1,963,027
7.875%	04/17/19	IDR 2,000,000	156,482
9.000%	03/19/29	IDR 1,500,000	128,604
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18	1,450	1,474,208
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
2.600%	06/24/19	400	405,663
Sub. Notes, 144A
6.625%	04/07/21(g)	1,900	2,239,813
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
1.493%(c)	03/29/49(a)	3,400	3,111,000
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.550%	09/18/15	1,725	1,737,584
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS
9.500%(c)	03/16/22	1,050	1,184,186
Santander Bank NA,
Sr. Unsec’d. Notes
2.000%	01/12/18(a)	1,200	1,205,178
Sub. Notes
8.750%	05/30/18	1,725	2,036,450

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23	1,125	$1,211,475
Standard Chartered Bank Singapore Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
9.000%	03/19/29	IDR 2,124,000	182,104
Sr. Unsec’d. Notes, MTN
9.000%	03/19/29	IDR 1,000,000	85,736
Sr. Unsec’d. Notes, MTN, 144A
6.625%	05/17/33	IDR 1,500,000	101,816
9.000%	03/19/29	IDR 11,542,000	989,566
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sub. Notes, 144A
4.436%	04/02/24(a)	3,175	3,400,158
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	4,700	4,773,038

			82,042,995

Beverages — 0.3%
Pernod Ricard SA (France),
Sr. Unsec’d. Notes, 144A
4.450%	01/15/22	5,100	5,527,599
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
4.950%	01/15/42	850	955,048
Suntory Holdings Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.550%	09/29/19	2,850	2,898,960

			9,381,607

Biotechnology — 0.1%
EMD Finance LLC,
Gtd. Notes, 144A
2.950%	03/19/22	4,475	4,527,478

Capital Markets — 0.6%
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
2.300%	05/28/19(a)	1,625	1,641,577
Sub. Notes, 144A
6.500%	08/08/23	1,650	1,883,949
Deutsche Bank AG (Georgia),
Sr. Unsec’d. Notes, MTN, 144A
7.875%	04/18/19	IDR 2,000,000	156,482
8.250%	06/17/32	IDR 3,200,000	254,409
9.000%	03/20/29	IDR 4,100,000	351,518
Morgan Stanley,
Sr. Unsec’d. Notes
3.700%	10/23/24(a)	8,025	8,366,721
3.875%	04/29/24	1,475	1,551,086
4.300%	01/27/45	1,075	1,113,944
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22	2,650	2,694,353

			18,014,039

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals — 0.2%
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25(a)	2,450	$2,544,908
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41	500	609,312
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19	1,113	1,227,377
Monsanto Co.,
Sr. Unsec’d. Notes
4.400%	07/15/44(a)	1,925	2,070,155

			6,451,752

Consumer Finance — 0.6%
American Express Co.,
Sub. Notes
3.625%	12/05/24	1,325	1,360,729
6.800%(c)	09/01/66(a)	2,925	3,071,835
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	2,725	2,744,993
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.875%	08/02/21	3,950	4,649,948
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18	1,175	1,197,031
3.500%	07/10/19	1,780	1,827,460
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17	625	625,506
3.000%	08/15/19(a)	2,100	2,145,585

			17,623,087

Diversified Financial Services — 0.2%
GE Capital Trust I,
Ltd. Gtd. Notes
6.375%(c)	11/15/67	1,620	1,753,650
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22(a)	4,675	4,781,160

			6,534,810

Diversified Telecommunication Services — 0.9%
China Unicom Hong Kong Ltd. (China),
Sr. Unsec’d. Notes, MTN
4.000%	04/16/17	CNY 1,000	157,440
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18	1,900	1,981,590
5.462%	02/16/21	1,750	1,999,959
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20	6,581	6,695,246
4.150%	03/15/24(a)	1,225	1,315,918
4.500%	09/15/20	5,575	6,156,322
5.150%	09/15/23	8,650	9,917,087

			28,223,562

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities — 0.3%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	1,875	$2,444,093
Florida Power & Light Co.,
First Mortgage
4.125%	02/01/42	1,919	2,127,064
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	1,125	1,143,281
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36	840	991,200
Southern California Edison Co.,
First Ref. Mortgage
4.050%	03/15/42	1,750	1,876,152

			8,581,790

Electronic Equipment, Instruments & Components
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21	1,350	1,383,651

Energy Equipment & Services — 0.1%
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
3.500%	06/10/24	875	859,500
Transocean, Inc.,
Gtd. Notes
6.500%	11/15/20(a)	875	733,906

			1,593,406

Food & Staples Retailing — 0.4%
CVS Health Corp.,
Sr. Unsec’d. Notes
4.000%	12/05/23	2,250	2,438,989
Sysco Corp.,
Gtd. Notes
2.350%	10/02/19	1,725	1,764,891
4.500%	10/02/44(a)	2,875	3,064,759
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17	1,800	1,818,558
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
2.700%	11/18/19	3,350	3,422,353

			12,509,550

Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	2,300	2,349,259
Medtronic, Inc.,
Gtd. Notes, 144A
2.500%	03/15/20	850	868,819
3.150%	03/15/22	1,525	1,583,505

			4,801,583

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services — 0.1%
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24	2,675	$2,795,889

Household Durables — 0.1%
MDC Holdings, Inc.,
Gtd. Notes
5.500%	01/15/24	1,900	1,852,500
6.000%	01/15/43(a)	2,600	2,203,500

			4,056,000

Household Products — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.700%	06/01/43(a)	2,825	2,880,514

Industrial Conglomerates — 0.1%
Alliance Global Group, Inc. (Philippines),
Gtd. Notes
6.500%	08/18/17	100	106,375
Roper Industries, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18	2,050	2,056,613

			2,162,988

Insurance — 0.5%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.200%	03/11/25	2,075	2,093,258
Alleghany Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/20	2,200	2,462,722
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44(a)	700	751,392
Nippon Life Insurance Co. (Japan),
Sub. Notes, 144A
5.100%(c)	10/16/44(a)	1,375	1,490,156
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	2,500	3,310,793
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.500%	01/15/20	2,575	2,593,834
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	1,180	1,332,126

			14,034,281

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.300%	12/05/21	3,000	3,120,096

Machinery — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
3.900%	06/09/42	1,525	1,587,377

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media — 0.9%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24(a)	4,100	$4,336,139
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22(a)	8,475	8,784,227
3.950%	01/15/25(a)	1,750	1,802,985
4.450%	04/01/24	1,225	1,308,289
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	6,200	6,297,631
Time Warner Cable, Inc.,
Gtd. Notes
5.500%	09/01/41(a)	920	1,056,843
7.300%	07/01/38(a)	2,052	2,766,129

			26,352,243

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.,
Gtd. Notes
4.000%	11/14/21(a)	2,500	2,440,077
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
1.700%	05/27/16	2,900	2,912,105
2.500%	01/15/19(a)	5,325	5,327,572

			10,679,754

Oil, Gas & Consumable Fuels — 1.1%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24(a)	1,310	1,312,086
6.450%	09/15/36	1,475	1,829,745
8.700%	03/15/19	275	336,181
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	850	863,781
4.250%	01/15/44(a)	1,745	1,714,070
4.750%	04/15/43	250	261,289
ConocoPhillips Co.,
Gtd. Notes
3.350%	11/15/24(a)	1,915	1,973,411
4.150%	11/15/34	1,025	1,089,448
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	125	126,273
4.750%	05/15/42(a)	1,105	1,181,792
5.600%	07/15/41	775	902,475
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23	390	386,333
5.200%	02/01/22	390	424,925
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	395	399,307
3.750%	02/15/25	225	232,262
8.375%(c)	08/01/66	5,500	5,795,625
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	2,175	2,196,585

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
5.050%	02/15/46(a)	1,100	$1,098,536
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.875%	03/17/20	1,020	915,960
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27	40	12,298
Gtd. Notes, RegS
5.500%	04/12/37	10	3,075
6.000%	05/16/24	170	55,046
6.000%	11/15/26	100	31,150
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.375%	01/23/45	1,130	1,263,340
7.470%	11/12/26	MXN 3,403	212,518
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43	1,275	1,445,230
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	650	667,492
TransCanada PipeLines Ltd. (Canada),
Jr. Sub. Notes
6.350%(c)	05/15/67	2,935	2,846,950
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	03/15/25	2,000	2,045,370
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25(a)	2,800	2,737,647

			34,360,200

Pharmaceuticals — 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17	4,675	4,691,582
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18	4,725	4,788,901
3.450%	03/15/22	3,450	3,533,756
4.850%	06/15/44(a)	1,475	1,566,679
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21	4,000	4,138,444
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	4,500	4,609,485
Forest Laboratories, Inc.,
Gtd. Notes, 144A
4.375%	02/01/19	3,500	3,749,186
5.000%	12/15/21	1,025	1,139,753

			28,217,786

Real Estate Investment Trusts (REITs) — 1.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	3,000	3,040,686

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	2,075	$2,076,701
CBL & Associates LP,
Gtd. Notes
4.600%	10/15/24	570	579,525
Cubesmart LP,
Gtd. Notes
4.375%	12/15/23	1,125	1,210,548
DDR Corp.,
Sr. Unsec’d. Notes
4.625%	07/15/22	4,600	4,949,697
ERP Operating LP,
Sr. Unsec’d. Notes
4.500%	07/01/44(a)	2,125	2,287,023
HCP, Inc.,
Sr. Unsec’d. Notes
3.150%	08/01/22	3,750	3,718,583
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/23	3,000	3,072,789
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.700%	04/15/23	2,500	2,504,447
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23	4,250	4,353,704
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18	375	378,212
3.600%	02/01/20	675	692,096
4.150%	02/01/22	925	928,958
Sr. Housing Properties Trust,
Sr. Unsec’d. Notes
3.250%	05/01/19	1,375	1,396,498
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	1,250	1,255,105

			32,444,572

Road & Rail — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	1,900	1,931,814

Specialty Retail
CVS Caremark Corp.,
Sr. Unsec’d. Notes
4.125%	05/15/21	1,275	1,401,124

Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17	2,600	2,665,840
2.750%	01/14/19	1,650	1,691,587

			4,357,427

Thrifts & Mortgage Finance
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.450%	08/27/18	700	728,435

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Tobacco — 0.1%
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18(a)	4,400	$4,425,111

Trading Companies & Distributors — 0.1%
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.750%	09/01/16	725	770,313
7.125%	09/01/18	1,550	1,739,875

			2,510,188

Transportation Infrastructure — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	1,675	1,674,484
4.250%	01/17/23	1,075	1,118,354
4.875%	07/11/22	1,075	1,162,994

			3,955,832

Wireless Telecommunication Services
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN 2,010	131,760

TOTAL CORPORATE BONDS (cost $377,970,511)			383,848,502

FOREIGN GOVERNMENT BONDS — 1.9%
Brazil Letras do Tesouro Nacional (Brazil),
Bills
12.400%(s)	01/01/16	BRL 1,781	507,182
Brazil Notas do Tesouro Nacional (Brazil),
Notes
9.762%	01/01/18	BRL 4,507	1,310,842
9.762%	01/01/23	BRL 2,224	596,474
10.000%	01/01/25	BRL 1,808	473,784
15.051%	08/15/50	BRL 924	700,641
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.750%	04/14/21	COP 99,000	42,532
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP 486,100	162,679
7.000%	05/04/22	COP 3,700,900	1,453,797
7.250%	06/15/16	COP 294,600	116,227
7.500%	08/26/26	COP 389,500	152,093
8.000%	10/28/15	COP 226,300	88,516
11.250%	10/24/18	COP 21,000	9,489
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, 144A
7.158%	03/12/45	200	206,000
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.375%	03/24/21	200	220,380
Dominican Republic International Bond (Dominican Republic),
Bonds
11.500%	05/10/24	DOP 2,200	53,553
Sr. Unsec’d. Notes, 144A
6.850%	01/27/45	160	168,000
Sr. Unsec’d. Notes, RegS
14.500%	02/10/23	DOP 14,000	367,854

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
18.500%	02/04/28	DOP 3,200	$100,405
Unsec’d. Notes
12.000%	01/20/22(g)	DOP 280	6,919
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
4.125%	01/15/25(a)	750	769,687
Mexican Bonos (Mexico),
Bonds
4.750%	06/14/18	MXN 19,169	1,257,343
6.250%	06/16/16	MXN 14,194	957,644
6.500%	06/10/21	MXN 8,818	604,902
6.500%	06/09/22	MXN 1,223	83,817
7.750%	05/29/31	MXN 1,500	111,785
8.000%	06/11/20	MXN 4,128	302,664
8.000%	12/07/23	MXN 1,391	104,038
8.500%	05/31/29	MXN 2,363	187,130
8.500%	11/18/38	MXN 221	18,051
10.000%	12/05/24	MXN 849	72,259
10.000%	11/20/36	MXN 5,723	529,856
Mexican Udibonos (Mexico),
Bonds, TIPS
3.500%	12/14/17	MXN 37	13,583
4.000%	11/08/46	TM7 197	75,677
4.500%	12/04/25	TM9 47	18,493
5.000%	06/16/16	MXN 311	113,097
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25	2,580	2,647,725
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25	1,150	1,127,000
7.125%	01/20/37	480	570,000
8.250%	01/20/34(a)	600	777,000
Republic of Chile (Chile),
Sr. Unsec’d. Notes
3.625%	10/30/42	1,075	1,056,187
Unsec’d. Notes, RegS
6.000%	01/01/20	CLP 90,000	155,069
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	4,640	4,783,840
12.000%	10/22/15	COP 107,000	42,919
Republic of Croatia (Croatia),
Sr. Unsec’d. Notes
3.875%	05/30/22	EUR 200	225,802
Republic of Hungary (Hungary),
Bonds
3.500%	06/24/20	HUF 116,060	432,611
5.500%	12/20/18	HUF 15,410	61,380
6.000%	11/24/23	HUF 27,450	118,428
6.500%	06/24/19	HUF 189,920	788,657
6.750%	10/22/28	HUF 13,780	66,537
7.000%	06/24/22	HUF 59,800	266,298
7.500%	11/12/20	HUF 44,010	195,849
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
5.875%	01/15/24	200	231,250
Republic of Israel,
Gov’t. Gtd. Notes
5.500%	12/04/23	700	874,400

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
5.500%	04/26/24(a)	5,000	$6,278,270
5.500%	09/18/33(a)	2,159	2,983,682
Republic of Malaysia (Malaysia),
Sr. Unsec’d. Notes
3.197%	10/15/15	MYR 340	91,890
3.260%	03/01/18	MYR 270	72,570
3.480%	03/15/23	MYR 90	23,660
3.654%	10/31/19	MYR 930	251,851
3.889%	07/31/20	MYR 240	65,369
4.048%	09/30/21	MYR 560	153,627
4.160%	07/15/21	MYR 130	35,870
4.378%	11/29/19	MYR 220	61,235
4.444%	05/22/24	MYR 670	186,195
4.498%	04/15/30	MYR 1,070	299,923
Republic of Nigeria (Nigeria),
Bonds
16.000%	06/29/19	NGN 17,700	91,590
Republic of Peruvian (Peru),
Sr. Unsec’d. Notes, RegS
5.200%	09/12/23	PEN 482	151,715
6.950%	08/12/31	PEN 483	160,368
8.200%	08/12/26	PEN 58	21,969
Unsec’d. Notes
5.700%	08/12/24	PEN 1,045	331,935
Republic of Poland (Poland),
Bonds
3.250%	07/25/25	PLN 3,040	871,047
4.000%	10/25/23	PLN 920	276,910
5.750%	10/25/21	PLN 320	103,528
5.750%	09/23/22	PLN 2,590	852,831
Republic of Romania (Romania),
Bonds
4.750%	06/24/19	RON 610	162,757
5.850%	04/26/23	RON 90	26,123
5.900%	07/26/17	RON 570	151,014
5.950%	06/11/21	RON 700	201,343
Republic of Russia (Russia),
Bonds
6.200%	01/31/18	RUB 13,770	204,421
7.000%	01/25/23	RUB 31,100	406,117
7.000%	08/16/23	RUB 23,590	306,021
7.050%	01/19/28	RUB 6,610	79,218
7.600%	04/14/21	RUB 890	12,440
7.600%	07/20/22	RUB 850	11,589
Sr. Unsec’d. Notes, RegS
7.850%	03/10/18	RUB 10,000	154,467
Republic of South Africa (South Africa),
Bonds
7.750%	02/28/23	ZAR 1,500	124,845
8.250%	03/31/32	ZAR 1,335	108,254
8.500%	01/31/37	ZAR 1,200	99,837
8.750%	01/31/44	ZAR 1,700	143,888
8.750%	02/28/48	ZAR 2,115	181,037
10.500%	12/21/26	ZAR 3,840	381,689
Republic of Thailand (Thailand),
Sr. Unsec’d. Notes
3.580%	12/17/27	THB 24,720	811,127
3.625%	06/16/23	THB 5,020	165,849
3.650%	12/17/21	THB 17,415	574,122
3.875%	06/13/19	THB 3,730	122,362

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Sr. Unsec’d. Notes, TIPS
1.200%	07/14/21	THB 8,800	$274,365
Unsec’d. Notes, TIPS
1.250%	03/12/28	THB 13,600	384,029
Republic of Turkey (Turkey),
Bonds
7.100%	03/08/23	TRY 130	46,521
8.300%	10/07/15	TRY 280	107,417
8.300%	06/20/18	TRY 1,405	540,083
8.500%	07/10/19	TRY 1,310	507,598
8.800%	11/14/18	TRY 1,550	604,767
9.000%	03/08/17	TRY 1,200	468,322
9.000%	07/24/24	TRY 920	369,225
9.500%	01/12/22	TRY 10	4,079
10.400%	03/27/19	TRY 560	230,348
10.400%	03/20/24	TRY 380	165,227
Sr. Unsec’d. Notes
6.750%	04/03/18	2,640	2,923,483
7.500%	07/14/17	2,710	3,015,146
Republic of Venezuela (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25	10	3,375
9.250%	05/07/28	50	17,875
Sr. Unsec’d. Notes, RegS
7.000%	03/31/38	10	3,400
7.750%	10/13/19	40	14,400
8.250%	10/13/24	110	37,950
9.000%	05/07/23	10	3,575
Russian Federal Bond - OFZ (Russia),
Bonds
6.700%	05/15/19	RUB 27,200	392,110
South Africa Government Bond (Saudi Arabia),
Bonds
8.000%	01/31/30	ZAR 2,070	168,259
Turkey Government Bond (Tunisia),
Bonds
7.400%	02/05/20	TRY 230	85,270
United Mexican States (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	3,000	3,150,000
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20	10	3,425
9.250%	09/15/27	20	7,980
9.375%	01/13/34	10	3,670

TOTAL FOREIGN GOVERNMENT BONDS (cost $62,547,613)			57,704,799

MUNICIPAL BONDS — 0.3%
California — 0.2%
State of California,
General Obligation Unlimited
7.550%	04/01/39	3,300	5,152,224

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	2,420	2,462,181
6.630%	02/01/35	1,000	1,138,980

			3,601,161

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
South Carolina
South Carolina Student Loan Corp.,
Revenue Bonds
1.234%(c)	07/25/25	1,176	$1,186,406

TOTAL MUNICIPAL BONDS (cost $9,670,113)			9,939,791

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
Federal Home Loan Mortgage Corp.,
Series 2755, Class ZA
5.000%	02/15/34	1,108	1,219,069
Series 4273, Class PD
6.500%	11/15/43	2,846	3,273,365
Federal National Mortgage Assoc.,
Series 2007-33, Class HF
0.521%(c)	04/25/37	673	675,934
Series 2011-52, Class GB
5.000%	06/25/41	2,725	3,026,175
Series 2011-99, Class DB
5.000%	10/25/41	2,175	2,445,790
Series 2012-111, Class B
7.000%	10/25/42	533	622,170
Series 2012-153, Class B
7.000%	07/25/42	1,688	1,965,709

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $12,823,637)			13,228,212

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.0%
Federal Farm Credit Banks, Bonds
3.500%	12/20/23	8,900	9,710,398
Federal Home Loan Banks, Bonds
2.125%	06/09/23	6,100	6,063,040
3.375%	09/08/23	3,400	3,717,574
5.375%	08/15/24	1,400	1,758,109
Federal Home Loan Mortgage Corp.
3.000%	05/01/42-06/01/43	5,107	5,224,705
3.500%	06/01/42	332	350,652
5.000%	04/01/33-07/01/39	2,947	3,274,572
5.500%	01/01/36-08/01/40	4,398	4,942,391
7.000%	02/01/39	1,578	1,832,624
Federal National Mortgage Assoc.
0.750%	03/14/17	12,900	12,927,722
3.000%	08/01/42-05/01/43	37,949	38,969,826
3.000%	TBA	45,000	46,005,471
3.500%	TBA	3,000	3,143,320
3.500%	TBA	22,000	23,106,875
4.000%	06/01/43-12/01/44	4,942	5,392,324
5.000%	02/01/23-08/01/41	2,293	2,559,180
5.000%	TBA	14,000	15,567,343
5.500%	03/01/33-12/01/39	5,254	5,951,446
6.000%	02/01/26-05/01/41	30,695	35,025,308
6.250%	05/15/29	7,000	10,035,802
7.000%	03/01/39	971	1,165,241
Government National Mortgage Assoc.
5.000%	07/15/40	963	1,076,048

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	TBA	2,000	$2,228,828
5.500%	11/15/32-01/15/35	3,894	4,428,669

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $237,704,447)			244,457,468

U.S. TREASURY OBLIGATIONS — 12.7%
U.S. Treasury Bonds
3.000%	05/15/42	13,100	14,291,288
3.125%	02/15/42	29,300	32,751,892
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/22	5,400	5,622,488
0.375%	07/15/23	2,700	2,780,737
0.625%	01/15/24	5,720	5,968,280
0.750%	02/15/45	1,700	1,715,930
1.375%	02/15/44	3,200	3,772,272
2.500%	01/15/29	3,400	4,728,191
4.375%	02/15/38	22,600	30,269,875
U.S. Treasury Notes
0.250%	04/15/16	60,400	60,366,961
0.500%	02/28/17-03/31/17(a)	136,900	136,757,441
1.000%	03/15/18	22,000	22,080,784
1.250%	01/31/20	600	596,906
1.375%	02/29/20-03/31/20	17,900	17,902,855
1.500%	01/31/22	18,700	18,458,938
1.625%	12/31/19	600	607,640
1.750%	02/28/22-03/31/22	12,700	12,732,834
2.000%	10/31/21	11,300	11,533,063
2.500%	02/15/45	3,100	3,071,421
3.000%	11/15/44	200	219,141

TOTAL U.S. TREASURY OBLIGATIONS
(cost $383,111,283)			386,228,937

TOTAL LONG-TERM INVESTMENTS
(cost $2,181,080,729)			2,238,497,600

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

		Shares		Value
SHORT-TERM INVESTMENTS — 31.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 31.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $958,481,269; includes $104,022,096 of cash collateral for securities on loan)(b)(w) 958,481,269				$958,481,269

Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN TREASURY OBLIGATION(n)
Israel U.S. Treasury Bills (cost $411,072)
0.475%	05/06/15	ILS	1,440	361,829

TOTAL SHORT-TERM INVESTMENTS
(cost $958,892,341)				958,843,098

Value
TOTAL INVESTMENTS — 105.2% (cost $3,139,973,070)	$3,197,340,698
Liabilities in excess of other assets(x) — (5.2)%	(157,027,707)

NET ASSETS — 100.0%	$3,040,312,991

See the Glossary for abbreviations used in the Portfolio descriptions.
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $101,479,744; cash collateral of $104,022,096 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(g)	Indicates a security that has been deemed illiquid.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,399	5 Year U.S. Treasury Notes	Jun. 2015	$166,370,264	$168,175,102	$1,804,838
49	Amsterdam Index	Apr. 2015	5,184,405	5,153,319	(31,086)
140	ASX SPI 200 Index	Jun. 2015	15,477,478	15,690,740	213,262
375	CAC40 10 Euro	Apr. 2015	20,204,574	20,306,015	101,441
32	DAX Index	Jun. 2015	10,304,725	10,331,391	26,666
2,066	Euro STOXX 50	Jun. 2015	79,874,940	80,661,125	786,185
268	FTSE 100 Index	Jun. 2015	26,754,721	26,743,151	(11,570)
34	Hang Seng China Enterprises Index	Apr. 2015	5,342,754	5,470,813	128,059
53	IBEX 35 Index	Apr. 2015	6,244,045	6,548,095	304,050
2	Mini MSCI Emerging Markets Index	Jun. 2015	94,920	97,240	2,320
475	OMXS30 Index	Apr. 2015	9,017,783	9,144,639	126,856
1,526	Russell 2000 Mini Index	Jun. 2015	184,677,995	190,582,140	5,904,145
2,101	S&P 500 E-Mini	Jun. 2015	213,492,503	216,487,040	2,994,537
65	S&P/TSX 60 Index	Jun. 2015	8,813,785	8,881,529	67,744
2,172	SGX CNX Nifty Index	Apr. 2015	37,681,453	37,093,416	(588,037)
68	SGX MSCI Singapore Index	Apr. 2015	3,762,014	3,766,794	4,780
436	TOPIX Index	Jun. 2015	55,521,591	56,110,893	589,302

					12,423,492

Short Positions:
3	2 Year U.S. Treasury Notes	Jun. 2015	657,234	657,469	(235)
1	10 Year Euro-Bund	Jun. 2015	168,437	170,706	(2,269)
393	10 Year U.S. Treasury Notes	Jun. 2015	50,324,414	50,660,156	(335,742)
48	20 Year U.S. Treasury Bonds	Jun. 2015	7,870,719	7,866,000	4,719
30	30 Year U.S. Ultra Treasury Bonds	Jun. 2015	5,065,442	5,096,250	(30,808)

					(364,335)

					$12,059,157

(1)	Cash of $33,406,700 has been segregated with Barclays Capital Group to cover requirements for open contracts at March 31, 2015.

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 06/17/15	Deutsche Bank AG	AUD	13,420	$10,315,793	$10,176,377	$(139,416)
Brazilian Real,
Expiring 04/02/15	Barclays Capital Group	BRL	388	132,000	121,439	(10,561)
Expiring 04/02/15	Hong Kong & Shanghai Bank	BRL	617	213,601	193,309	(20,292)
Expiring 04/02/15	JPMorgan Chase	BRL	245	77,000	76,644	(356)
Expiring 04/02/15	Morgan Stanley	BRL	421	145,000	131,760	(13,240)
Expiring 04/02/15	Morgan Stanley	BRL	409	126,000	127,979	1,979
Expiring 04/02/15	RBC Dominion Securities	BRL	398	132,000	124,667	(7,333)
Expiring 04/02/15	UBS AG	BRL	408	127,000	127,868	868
Expiring 05/05/15	Barclays Capital Group	BRL	1,170	363,056	363,142	86
Expiring 05/05/15	Hong Kong & Shanghai Bank	BRL	859	259,928	266,577	6,649
British Pound,
Expiring 06/17/15	Morgan Stanley	GBP	18,980	28,574,959	28,139,796	(435,163)
Canadian Dollar,
Expiring 06/17/15	Morgan Stanley	CAD	17,010	13,476,897	13,416,060	(60,837)
Chilean Peso,
Expiring 04/24/15	Credit Suisse First Boston Corp.	CLP	81,175	127,500	129,719	2,219
Colombian Peso,
Expiring 04/13/15	Bank of America	COP	332,315	126,000	127,603	1,603
Expiring 04/17/15	Bank of America	COP	1,543,936	644,045	592,540	(51,505)
Danish Krone,
Expiring 06/17/15	Deutsche Bank AG	DKK	14,520	2,124,873	2,095,355	(29,518)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 06/17/15	Bank of America	EUR	235	$252,668	$252,957	$289
Expiring 06/17/15	Bank of America	EUR	119	130,165	128,093	(2,072)
Expiring 06/17/15	Deutsche Bank AG	EUR	37,900	41,221,783	40,796,142	(425,641)
Expiring 06/17/15	Hong Kong & Shanghai Bank	EUR	237	251,482	255,111	3,629
Expiring 06/17/15	JPMorgan Chase	EUR	119	130,304	128,094	(2,210)
Expiring 06/17/15	Morgan Stanley	EUR	476	504,929	512,374	7,445
Expiring 06/17/15	Standard Chartered PLC	EUR	120	129,553	129,170	(383)
Expiring 06/17/15	UBS AG	EUR	238	250,620	256,186	5,566
Hong Kong Dollar,
Expiring 06/17/15	Deutsche Bank AG	HKD	33,800	4,358,169	4,359,191	1,022
Hungarian Forint,
Expiring 06/17/15	Bank of America	HUF	33,038	117,764	118,034	270
Expiring 06/17/15	Barclays Capital Group	HUF	40,546	140,974	144,858	3,884
Expiring 06/17/15	Deutsche Bank AG	HUF	37,033	132,855	132,309	(546)
Indian Rupee,
Expiring 04/13/15	Deutsche Bank AG	INR	16,201	257,000	258,145	1,145
Expiring 04/13/15	Royal Bank of Scotland Group PLC	INR	18,447	294,537	293,932	(605)
Expiring 04/15/15	RBC Dominion Securities	INR	5,489	86,968	87,423	455
Expiring 04/20/15	Deutsche Bank AG	INR	14,992	236,864	238,524	1,660
Expiring 04/20/15	Morgan Stanley	INR	14,992	236,902	238,524	1,622
Expiring 04/27/15	Credit Suisse First Boston Corp.	INR	8,209	131,000	130,396	(604)
Expiring 04/27/15	Morgan Stanley	INR	10,459	167,217	166,154	(1,063)
Expiring 04/27/15	Standard Chartered PLC	INR	15,736	251,461	249,982	(1,479)
Expiring 06/17/15	UBS AG	INR	1,127,500	17,658,575	17,713,574	54,999
Indonesian Rupiah,
Expiring 04/24/15	Hong Kong & Shanghai Bank	IDR	1,065,153	82,156	81,019	(1,137)
Expiring 05/29/15	Credit Suisse First Boston Corp.	IDR	1,748,019	133,000	131,690	(1,310)
Israeli Shekel,
Expiring 06/17/15	Deutsche Bank AG	ILS	2,960	741,905	743,982	2,077
Japanese Yen,
Expiring 06/17/15	Deutsche Bank AG	JPY	3,622,000	29,939,734	30,233,259	293,525
Malaysian Ringgit,
Expiring 04/10/15	Westpac Banking Corp.	MYR	489	132,118	131,910	(208)
Expiring 04/10/15	Westpac Banking Corp.	MYR	482	131,776	129,882	(1,894)
Expiring 04/10/15	Westpac Banking Corp.	MYR	474	128,229	127,742	(487)
Expiring 04/17/15	Citigroup Global Markets	MYR	555	152,879	149,640	(3,239)
Expiring 04/17/15	Westpac Banking Corp.	MYR	2,109	586,738	568,526	(18,212)
Expiring 04/24/15	Barclays Capital Group	MYR	3,311	913,292	892,035	(21,257)
Expiring 04/24/15	BNP Paribas	MYR	248	67,684	66,898	(786)
Expiring 04/24/15	Deutsche Bank AG	MYR	1,538	428,759	414,321	(14,438)
Expiring 04/24/15	Deutsche Bank AG	MYR	319	86,886	85,901	(985)
Expiring 04/24/15	JPMorgan Chase	MYR	719	197,933	193,635	(4,298)
Mexican Peso,
Expiring 06/17/15	Bank of America	MXN	1,671	107,492	108,957	1,465
Expiring 06/17/15	Barclays Capital Group	MXN	280,375	18,024,206	18,283,375	259,169
Expiring 06/17/15	Citigroup Global Markets	MXN	4,015	256,000	261,847	5,847
Expiring 06/17/15	Deutsche Bank AG	MXN	3,617	235,536	235,840	304
Expiring 06/17/15	Deutsche Bank AG	MXN	1,988	129,000	129,646	646
Expiring 06/17/15	Deutsche Bank AG	MXN	1,943	129,000	126,716	(2,284)
Expiring 06/17/15	JPMorgan Chase	MXN	1,006	65,000	65,605	605
Expiring 06/17/15	Morgan Stanley	MXN	1,081	70,482	70,457	(25)
Expiring 06/17/15	Royal Bank of Scotland Group PLC	MXN	4,403	289,728	287,106	(2,622)
Expiring 06/17/15	Royal Bank of Scotland Group PLC	MXN	1,978	129,000	128,983	(17)
Expiring 06/17/15	State Street Bank	MXN	3,059	203,559	199,457	(4,102)
Expiring 06/17/15	State Street Bank	MXN	1,815	115,943	118,348	2,405

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
New Zealand Dollar,
Expiring 06/17/15	Deutsche Bank AG	NZD	280	$204,645	$207,739	$3,094
Nigerian Naira,
Expiring 04/17/15	Standard Chartered PLC	NGN	9,820	45,025	49,019	3,994
Expiring 05/26/15	Barclays Capital Group	NGN	19,613	88,545	96,493	7,948
Expiring 05/28/15	Hong Kong & Shanghai Bank	NGN	5,954	27,000	29,269	2,269
Expiring 06/17/15	JPMorgan Chase	NGN	9,000	40,455	43,884	3,429
Norwegian Krone,
Expiring 06/17/15	Deutsche Bank AG	NOK	7,150	905,569	885,679	(19,890)
Peruvian Nuevo Sol,
Expiring 07/24/15	Credit Suisse First Boston Corp.	PEN	496	156,636	157,071	435
Philippine Peso,
Expiring 04/24/15	Barclays Capital Group	PHP	7,505	169,923	167,641	(2,282)
Polish Zloty,
Expiring 06/17/15	Barclays Capital Group	PLN	4,012	1,066,000	1,056,061	(9,939)
Expiring 06/17/15	Deutsche Bank AG	PLN	3,341	856,314	879,396	23,082
Romanian Leu,
Expiring 06/17/15	Deutsche Bank AG	RON	331	78,599	80,439	1,840
Expiring 06/17/15	Deutsche Bank AG	RON	324	76,835	78,846	2,011
Expiring 06/17/15	Deutsche Bank AG	RON	296	70,698	72,020	1,322
Expiring 06/17/15	Hong Kong & Shanghai Bank	RON	617	146,689	150,128	3,439
Russian Ruble,
Expiring 04/13/15	Morgan Stanley	RUB	7,851	123,479	134,020	10,541
Expiring 04/17/15	Credit Suisse First Boston Corp.	RUB	2,988	46,054	50,906	4,852
Expiring 04/17/15	Hong Kong & Shanghai Bank	RUB	12,965	188,472	220,882	32,410
Expiring 04/17/15	JPMorgan Chase	RUB	11,250	167,381	191,658	24,277
Expiring 04/20/15	Morgan Stanley	RUB	7,699	131,000	130,970	(30)
Singapore Dollar,
Expiring 06/17/15	Deutsche Bank AG	SGD	2,740	1,993,699	1,992,644	(1,055)
Expiring 06/17/15	Standard Chartered PLC	SGD	349	252,000	253,754	1,754
South African Rand,
Expiring 06/17/15	JPMorgan Chase	ZAR	1,234	100,533	100,434	(99)
Expiring 06/17/15	Morgan Stanley	ZAR	10,481	874,087	852,930	(21,157)
Expiring 06/17/15	Royal Bank of Scotland Group PLC	ZAR	14,553	1,215,635	1,184,262	(31,373)
Expiring 06/17/15	Standard Chartered PLC	ZAR	1,578	131,000	128,392	(2,608)
Expiring 06/17/15	State Street Bank	ZAR	11,857	989,921	964,873	(25,048)
South Korean Won,
Expiring 04/02/15	UBS AG	KRW	365,504	324,000	329,424	5,424
Expiring 04/20/15	Barclays Capital Group	KRW	283,131	249,893	255,023	5,130
Expiring 04/24/15	Citigroup Global Markets	KRW	165,362	152,478	148,925	(3,553)
Expiring 04/27/15	Standard Chartered PLC	KRW	47,718	43,069	42,971	(98)
Swedish Krona,
Expiring 06/17/15	Deutsche Bank AG	SEK	37,050	4,375,245	4,307,465	(67,780)
Swiss Franc,
Expiring 06/17/15	Deutsche Bank AG	CHF	12,310	12,558,277	12,708,141	149,864
Thai Baht,
Expiring 04/06/15	Deutsche Bank AG	THB	2,495	76,656	76,657	1
Expiring 04/24/15	Deutsche Bank AG	THB	8,726	267,549	267,853	304
Turkish Lira,
Expiring 06/17/15	Bank of America	TRY	2,041	769,086	769,614	528
Expiring 06/17/15	BNP Paribas	TRY	153	56,881	57,693	812
Expiring 06/17/15	Citigroup Global Markets	TRY	335	129,000	126,410	(2,590)
Expiring 06/17/15	JPMorgan Chase	TRY	338	129,000	127,572	(1,428)
Expiring 06/17/15	Morgan Stanley	TRY	655	244,258	246,910	2,652
Expiring 06/17/15	Royal Bank of Scotland Group PLC	TRY	338	126,000	127,574	1,574

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Turkish Lira (cont’d.),
Expiring 06/17/15	Royal Bank of Scotland Group PLC	TRY	335	$125,000	$126,349	$1,349

				$207,158,063	$206,644,776	(513,287)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 04/02/15	Hong Kong & Shanghai Bank	BRL	87	$30,074	$27,245	$2,829
Expiring 04/02/15	Morgan Stanley	BRL	394	126,000	123,397	2,603
Expiring 04/02/15	RBC Dominion Securities	BRL	382	133,000	119,641	13,359
Expiring 04/02/15	UBS AG	BRL	660	229,000	206,647	22,353
Expiring 04/02/15	UBS AG	BRL	411	125,000	128,611	(3,611)
Expiring 04/02/15	UBS AG	BRL	113	37,000	35,431	1,569
Expiring 04/17/15	Hong Kong & Shanghai Bank	BRL	1,707	634,195	532,409	101,786
British Pound,
Expiring 06/17/15	UBS AG	GBP	11,930	17,791,746	17,687,449	104,297
Canadian Dollar,
Expiring 06/17/15	Barclays Capital Group	CAD	22,730	17,785,978	17,927,516	(141,538)
Chilean Peso,
Expiring 04/17/15	Morgan Stanley	CLP	48,798	77,291	78,026	(735)
Expiring 04/17/15	Royal Bank of Scotland Group PLC	CLP	27,579	42,891	44,098	(1,207)
Chinese Yuan,
Expiring 06/17/15	Hong Kong & Shanghai Bank	CNY	4,572	719,000	1,449,088	(730,088)
Expiring 06/17/15	Hong Kong & Shanghai Bank	CNY	3,165	504,000	506,119	(2,119)
Expiring 06/17/15	JPMorgan Chase	CNY	3,082	484,987	492,765	(7,778)
Colombian Peso,
Expiring 04/10/15	Credit Suisse First Boston Corp.	COP	338,332	131,000	129,962	1,038
Expiring 04/13/15	Credit Suisse First Boston Corp.	COP	333,425	128,000	128,028	(28)
Expiring 04/13/15	JPMorgan Chase	COP	111,427	41,870	42,786	(916)
Expiring 04/17/15	Credit Suisse First Boston Corp.	COP	166,411	63,918	63,866	52
Expiring 04/17/15	Credit Suisse First Boston Corp.	COP	131,701	52,408	50,545	1,863
Expiring 04/24/15	Credit Suisse First Boston Corp.	COP	211,092	80,111	80,942	(831)
Expiring 04/30/15	Bank of America	COP	79,629	31,000	30,510	490
Expiring 10/06/15	Credit Suisse First Boston Corp.	COP	72,209	34,369	27,181	7,188
Expiring 10/06/15	Deutsche Bank AG	COP	54,453	25,918	20,497	5,421
Euro,
Expiring 06/17/15	Barclays Capital Group	EUR	240	254,323	258,678	(4,355)
Expiring 06/17/15	Citigroup Global Markets	EUR	476	506,526	512,374	(5,848)
Expiring 06/17/15	Deutsche Bank AG	EUR	142	155,983	152,851	3,132
Expiring 06/17/15	Standard Chartered PLC	EUR	237	250,870	255,110	(4,240)
Expiring 06/17/15	UBS AG	EUR	651	692,022	701,172	(9,150)
Hungarian Forint,
Expiring 06/17/15	Deutsche Bank AG	HUF	111,760	390,687	399,286	(8,599)
Expiring 06/17/15	Hong Kong & Shanghai Bank	HUF	27,026	97,692	96,556	1,136
Expiring 06/17/15	JPMorgan Chase	HUF	13,615	48,159	48,641	(482)
Indonesian Rupiah,
Expiring 04/24/15	BNP Paribas	IDR	1,104,978	83,933	84,048	(115)
Expiring 04/24/15	Deutsche Bank AG	IDR	4,536,609	347,181	345,068	2,113
Expiring 04/24/15	Deutsche Bank AG	IDR	2,690,687	202,155	204,661	(2,506)
Expiring 04/24/15	JPMorgan Chase	IDR	2,135,143	166,483	162,405	4,078
Expiring 04/24/15	Standard Chartered PLC	IDR	6,531,043	514,661	496,771	17,890
Expiring 05/29/15	UBS AG	IDR	1,014,117	77,072	76,400	672
Israeli Shekel,
Expiring 05/06/15	Citigroup Global Markets	ILS	688	195,926	172,866	23,060
Expiring 05/06/15	UBS AG	ILS	747	215,378	187,782	27,596

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 06/17/15	JPMorgan Chase	JPY	46,339	$383,097	$386,797	$(3,700)
Malaysian Ringgit,
Expiring 04/10/15	Barclays Capital Group	MYR	937	252,000	252,685	(685)
Expiring 04/23/15	JPMorgan Chase	MYR	936	252,000	252,255	(255)
Expiring 04/24/15	Deutsche Bank AG	MYR	941	252,000	253,405	(1,405)
Expiring 04/24/15	Deutsche Bank AG	MYR	235	64,529	63,163	1,366
Expiring 04/30/15	Citigroup Global Markets	MYR	480	130,000	129,298	702
Expiring 05/05/15	Deutsche Bank AG	MYR	964	259,000	259,494	(494)
Mexican Peso,
Expiring 06/04/15	Bank of America	MXN	708	46,724	46,213	511
Expiring 06/17/15	Deutsche Bank AG	MXN	3,547	226,806	231,327	(4,521)
Expiring 06/17/15	Hong Kong & Shanghai Bank	MXN	3,989	264,795	260,142	4,653
Expiring 06/17/15	State Street Bank	MXN	3,882	252,000	253,166	(1,166)
New Taiwanese Dollar,
Expiring 04/23/15	Barclays Capital Group	TWD	7,927	252,000	253,348	(1,348)
Expiring 05/04/15	Citigroup Global Markets	TWD	8,097	259,000	258,779	221
Expiring 05/08/15	Hong Kong & Shanghai Bank	TWD	10,084	322,262	322,309	(47)
Expiring 05/08/15	JPMorgan Chase	TWD	6,738	216,168	215,357	811
New Zealand Dollar,
Expiring 06/17/15	JPMorgan Chase	NZD	24,740	17,676,037	18,355,185	(679,148)
Peruvian Nuevo Sol,
Expiring 04/13/15	Hong Kong & Shanghai Bank	PEN	400	128,000	128,855	(855)
Expiring 04/24/15	Credit Suisse First Boston Corp.	PEN	299	96,051	96,005	46
Polish Zloty,
Expiring 06/17/15	Barclays Capital Group	PLN	423	108,614	111,272	(2,658)
Expiring 06/17/15	Deutsche Bank AG	PLN	266	69,738	70,095	(357)
Expiring 06/17/15	Deutsche Bank AG	PLN	137	35,967	36,074	(107)
Expiring 06/17/15	Hong Kong & Shanghai Bank	PLN	774	201,225	203,591	(2,366)
Russian Ruble,
Expiring 04/13/15	Morgan Stanley	RUB	7,851	128,000	134,020	(6,020)
Expiring 04/17/15	Credit Suisse First Boston Corp.	RUB	9,651	153,069	164,422	(11,353)
Expiring 04/17/15	Hong Kong & Shanghai Bank	RUB	9,032	154,133	153,877	256
Expiring 04/20/15	Morgan Stanley	RUB	7,849	125,000	133,529	(8,529)
Expiring 04/30/15	Credit Suisse First Boston Corp.	RUB	15,215	258,000	257,545	455
Singapore Dollar,
Expiring 06/17/15	Deutsche Bank AG	SGD	774	565,000	562,808	2,192
Expiring 06/17/15	Deutsche Bank AG	SGD	488	355,045	354,563	482
Expiring 06/17/15	UBS AG	SGD	192	139,316	139,781	(465)
South African Rand,
Expiring 06/17/15	Deutsche Bank AG	ZAR	1,583	126,000	128,838	(2,838)
Expiring 06/17/15	Morgan Stanley	ZAR	1,587	128,000	129,163	(1,163)
Expiring 06/17/15	Standard Chartered PLC	ZAR	1,608	128,000	130,813	(2,813)
Expiring 06/17/15	Standard Chartered PLC	ZAR	1,593	129,000	129,641	(641)
Expiring 06/17/15	Standard Chartered PLC	ZAR	1,576	126,000	128,225	(2,225)
Expiring 06/17/15	Standard Chartered PLC	ZAR	1,533	124,101	124,751	(650)
Expiring 06/17/15	UBS AG	ZAR	328	26,333	26,694	(361)
South Korean Won,
Expiring 04/02/15	JPMorgan Chase	KRW	317,786	288,818	286,416	2,402
Expiring 04/17/15	Royal Bank of Scotland Group PLC	KRW	591,601	526,781	532,925	(6,144)
Expiring 04/20/15	Deutsche Bank AG	KRW	369,606	326,992	332,913	(5,921)
Expiring 04/23/15	Citigroup Global Markets	KRW	282,364	252,000	254,306	(2,306)
Expiring 04/27/15	Barclays Capital Group	KRW	285,085	258,000	256,721	1,279
Expiring 06/17/15	UBS AG	KRW	20,200,000	17,801,278	18,161,875	(360,597)
Swiss Franc,
Expiring 06/17/15	JPMorgan Chase	CHF	17,980	17,868,252	18,561,525	(693,273)
Thai Baht,
Expiring 04/03/15	Deutsche Bank AG	THB	2,495	76,965	76,668	297
Expiring 04/13/15	Deutsche Bank AG	THB	5,925	179,200	181,933	(2,733)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Thai Baht (cont’d.),
Expiring 04/27/15	Deutsche Bank AG	THB	2,495	$76,503	$76,579	$(76)
Turkish Lira,
Expiring 06/17/15	Citigroup Global Markets	TRY	694	262,000	261,731	269
Expiring 06/17/15	Deutsche Bank AG	TRY	679	255,580	256,035	(455)
Expiring 06/17/15	Hong Kong & Shanghai Bank	TRY	2,202	827,884	830,325	(2,441)
Expiring 06/17/15	Royal Bank of Scotland Group PLC	TRY	667	252,000	251,478	522
Expiring 06/17/15	Royal Bank of Scotland Group PLC	TRY	351	131,000	132,354	(1,354)
Expiring 06/17/15	Royal Bank of Scotland Group PLC	TRY	348	130,000	131,020	(1,020)
Expiring 06/17/15	Royal Bank of Scotland Group PLC	TRY	346	131,000	130,445	555
Expiring 06/17/15	Royal Bank of Scotland Group PLC	TRY	341	128,000	128,649	(649)

				$107,693,070	$110,068,811	(2,375,741)

						$(2,889,028)

Cross currency exchange contracts outstanding at March 31, 2015:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
06/17/15	Buy	EUR	120	PLN	491	$(27)	Bank of America
06/17/15	Buy	EUR	120	PLN	492	(316)	Bank of America
06/17/15	Buy	HUF	25,852	EUR	84	2,307	Bank of America
06/17/15	Buy	HUF	72,267	EUR	236	4,154	Deutsche Bank AG
06/17/15	Buy	PLN	493	EUR	120	449	Bank of America
06/17/15	Buy	PLN	487	EUR	118	1,157	Barclays Capital Group
06/17/15	Buy	PLN	500	EUR	120	2,527	Deutsche Bank AG

						$10,251

Interest rate swap agreements outstanding at March 31, 2015:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	3,660	01/04/16	13.155%	Brazil Interbank	$1,922	$—	$1,922	Deutsche Bank AG
				Deposit Rate(2)
BRL	3,360	01/04/16	11.945%	Brazil Interbank	3,660	—	3,660	Citigroup Global Markets
				Deposit Rate(2)
BRL	1,990	01/04/16	12.000%	Brazil Interbank	5,122	—	5,122	Deutsche Bank AG
				Deposit Rate(2)
BRL	370	01/04/16	11.230%	Brazil Interbank	(1,888)	—	(1,888)	Deutsche Bank AG
				Deposit Rate(1)
BRL	370	01/04/16	11.190%	Brazil Interbank	(1,942)	—	(1,942)	Citigroup Global Markets
				Deposit Rate(1)
BRL	2,130	01/02/17	11.550%	Brazil Interbank	(15,288)	—	(15,288)	Credit Suisse First Boston Corp.
				Deposit Rate(1)
BRL	1,010	01/02/17	12.570%	Brazil Interbank	(2,464)	—	(2,464)	Deutsche Bank AG
				Deposit Rate(1)
BRL	40	01/02/17	11.700%	Brazil Interbank	(226)	—	(226)	Deutsche Bank AG
				Deposit Rate(1)
BRL	1,070	01/02/18	12.370%	Brazil Interbank	(4,455)	—	(4,455)	Deutsche Bank AG
				Deposit Rate(1)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	550	01/02/18	11.450%	Brazil Interbank Deposit Rate(1)	$ (5,309)	$ —	$ (5,309)	Deutsche Bank AG
BRL	340	01/02/18	11.945%	Brazilian Cruzeiro Rate(1)	(2,345)	—	(2,345)	Deutsche Bank AG
BRL	290	01/02/18	11.500%	Brazil Interbank Deposit Rate(1)	(3,541)	—	(3,541)	Credit Suisse First Boston Corp.
BRL	260	01/02/18	11.500%	Brazil Interbank Deposit Rate(1)	(3,114)	—	(3,114)	Deutsche Bank AG
BRL	240	01/02/18	11.960%	Brazil Interbank Deposit Rate(1)	(1,632)	—	(1,632)	Credit Suisse First Boston Corp.
BRL	1,790	01/04/21	12.090%	Brazil Interbank Deposit Rate(1)	(10,020)	—	(10,020)	Deutsche Bank AG
BRL	1,290	01/04/21	12.442%	Brazil Interbank Deposit Rate(1)	(2,955)	—	(2,955)	Credit Suisse First Boston Corp.
BRL	1,170	01/04/21	12.845%	Brazil Interbank Deposit Rate(1)	1,604	—	1,604	Morgan Stanley
BRL	990	01/04/21	12.483%	Brazil Interbank Deposit Rate(1)	(1,890)	—	(1,890)	JPMorgan Chase
BRL	930	01/04/21	11.778%	Brazil Interbank Deposit Rate(1)	(8,094)	—	(8,094)	Morgan Stanley
BRL	570	01/04/21	11.410%	Brazil Interbank Deposit Rate(2)	7,335	—	7,335	Morgan Stanley
BRL	330	01/04/21	12.905%	Brazil Interbank Deposit Rate(1)	619	—	619	Deutsche Bank AG
CLP	126,100	03/28/16	3.860%	Camara Interbank rate(2)	(1,250)	—	(1,250)	Credit Suisse First Boston Corp.
CLP	129,760	04/28/17	3.980%	Camara Interbank rate(1)	(2,998)	—	(2,998)	Credit Suisse First Boston Corp.
CLP	60,440	05/12/17	3.950%	Camara Interbank rate(2)	(1,289)	—	(1,289)	Credit Suisse First Boston Corp.
CLP	96,080	07/28/17	3.640%	Camara Interbank rate(2)	(588)	—	(588)	Credit Suisse First Boston Corp.
CLP	46,500	09/30/18	5.010%	Camara Interbank rate(2)	(3,129)	—	(3,129)	Citigroup, Inc.
CLP	72,020	03/13/19	4.650%	Camara Interbank rate(2)	(3,619)	—	(3,619)	Citigroup Global Markets
CLP	27,000	03/26/19	4.540%	Camara Interbank rate(2)	(1,154)	—	(1,154)	Credit Suisse First Boston Corp.
CLP	102,300	03/31/19	3.850%	Camara Interbank rate(2)	(111)	—	(111)	Credit Suisse First Boston Corp.
CLP	24,790	04/10/19	4.430%	Camara Interbank rate(2)	(1,150)	—	(1,150)	Deutsche Bank AG
CLP	26,600	04/15/19	4.350%	Camara Interbank rate(2)	(1,081)	—	(1,081)	Morgan Stanley
CLP	43,870	07/28/19	4.000%	Camara Interbank rate(2)	(419)	—	(419)	Deutsche Bank AG
COP	423,180	04/15/19	5.110%	90 day Colombian Interbank rate(2)	(670)	—	(670)	Credit Suisse First Boston Corp.
COP	224,740	04/22/19	5.190%	Colombia Interbank rate(2)	(612)	—	(612)	JPMorgan Chase
COP	148,420	06/17/19	5.320%	3 month LIBOR(2)	(482)	—	(482)	Deutsche Bank AG
COP	210,810	06/18/19	5.350%	3 month LIBOR(2)	(774)	—	(774)	Credit Suisse First Boston Corp.
COP	79,080	12/04/19	4.880%	Colombia Interbank rate(2)	411	—	411	JPMorgan Chase
COP	57,330	12/04/19	4.900%	Colombia Interbank rate(2)	279	—	279	Credit Suisse First Boston Corp.
COP	79,860	04/16/24	5.920%	90 day Colombian Interbank rate(2)	(476)	—	(476)	Citigroup Global Markets

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
INR	80,300	03/10/20	6.840%	3 month MIBOR(2)	$ 12,433	$ —	$ 12,433	Deutsche Bank AG
KRW	246,840	03/03/17	2.850%	3 month Certificate of Deposit(1)	5,036	—	5,036	Deutsche Bank AG
KRW	840,670	03/07/17	2.875%	3 month Certificate of Deposit(1)	17,507	—	17,507	Citigroup Global Markets
KRW	1,319,500	10/06/17	2.239%	3 month Certificate of Deposit(2)	16,757	—	16,757	Citigroup Global Markets
KRW	915,800	10/06/17	2.245%	3 month Certificate of Deposit(1)	11,770	—	11,770	Deutsche Bank AG
KRW	681,490	10/13/17	2.245%	3 month Certificate of Deposit(1)	8,758	(39)	8,797	Morgan Stanley
KRW	671,180	10/13/17	2.248%	3 month Certificate of Deposit(1)	8,666	(38)	8,704	Deutsche Bank AG
KRW	116,820	10/13/17	2.250%	3 month Certificate of Deposit(1)	1,516	(7)	1,523	Morgan Stanley
KRW	221,190	10/14/17	2.240%	3 month Certificate of Deposit(1)	2,819	(13)	2,832	Citigroup Global Markets
KRW	202,870	10/14/17	2.250%	3 month Certificate of Deposit(1)	2,635	(12)	2,647	Morgan Stanley
KRW	202,870	10/14/17	2.245%	3 month Certificate of Deposit(1)	2,610	(12)	2,622	Morgan Stanley
KRW	445,020	10/15/17	2.252%	3 month Certificate of Deposit(1)	5,805	(26)	5,831	Deutsche Bank AG
KRW	412,040	10/28/17	2.173%	3 month Certificate of Deposit(1)	4,584	—	4,584	Citigroup Global Markets
KRW	299,010	10/28/17	2.172%	3 month Certificate of Deposit(1)	3,323	—	3,323	Deutsche Bank AG
KRW	156,700	10/28/17	2.167%	3 month Certificate of Deposit(1)	1,723	—	1,723	Morgan Stanley
KRW	5,689,380	05/14/23	2.140%	3 month Certificate of Deposit(1)	(213,213)	—	(213,213)	Barclays Bank PLC
KRW	411,360	07/11/24	2.940%	3 month Certificate of Deposit(1)	29,973	—	29,973	Citigroup Global Markets
MXN	1,310	11/14/23	6.814%	28 day Mexican Interbank rate(1)	5,821	—	5,821	Deutsche Bank AG
THB	11,040	11/17/16	1.905%	6 month Thailand reference rate(1)	(3,715)	—	(3,715)	Citigroup Global Markets
THB	11,530	11/19/16	1.870%	6 month Thailand reference rate(1)	(4,672)	—	(4,672)	Deutsche Bank AG
THB	5,600	11/24/16	1.810%	6 month Thailand reference rate(1)	107	—	107	JPMorgan Chase

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
THB	11,140	11/26/16	1.800%	6 month Thailand reference rate(1)	$122	$—	$122	Citigroup Global Markets
THB	6,500	11/28/16	1.820%	6 month Thailand reference rate(1)	127	—	127	Morgan Stanley
THB	14,340	12/15/16	1.893%	6 month Thailand reference rate(1)	877	—	877	Citigroup Global Markets
THB	16,540	12/22/16	1.890%	6 month Thailand reference rate(1)	854	—	854	JPMorgan Chase
THB	15,930	01/08/17	1.872%	6 month Thailand reference rate(1)	565	—	565	Deutsche Bank AG
THB	12,040	01/26/17	1.990%	6 month Thailand reference rate(1)	1,203	—	1,203	Deutsche Bank AG
TRY	1,490	12/04/16	8.050%	3 month LIBOR(1)	(87,220)	—	(87,220)	Deutsche Bank AG
TRY	514	12/05/16	8.080%	3 month LIBOR(1)	(29,409)	—	(29,409)	Deutsche Bank AG
ZAR	3,400	06/07/18	7.100%	3 month JIBAR(1)	811	—	811	Deutsche Bank AG
ZAR	1,375	06/07/18	7.110%	3 month JIBAR(1)	361	—	361	Deutsche Bank AG
ZAR	36,000	04/30/20	6.000%	3 month JIBAR(1)	(161,393)	—	(161,393)	Morgan Stanley

					$(416,872)	$(147)	$(416,725)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
	2,400	06/17/20	2.250%	3 month LIBOR(2)	$(42,886)	$(72,886)	$(30,000)
	52,200	06/17/22	2.500%	3 month LIBOR(2)	(1,409,094)	(2,210,168)	(801,074)
	2,000	06/17/30	2.250%	3 month LIBOR(2)	65,975	5,704	(60,271)
MXN	5,370	09/25/18	5.190%	28 day Mexican Interbank rate(2)	3	(3,586)	(3,589)
MXN	1,850	11/20/24	5.955%	28 day Mexican Interbank rate(2)	—	511	511
ZAR	3,310	06/13/19	7.640%	3 month LIBOR(1)	—	4,598	4,598
ZAR	1,200	09/05/19	7.280%	3 month JIBAR(1)	1	284	283
ZAR	4,910	09/08/19	7.310%	3 month JIBAR(1)	4	1,605	1,601
ZAR	1,120	12/18/24	7.890%	3 month JIBAR(2)	—	(1,240)	(1,240)

					$(1,385,997)	$(2,275,178)	$(889,181)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2015(5)	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.NA.IG.23	12/20/19	1.000%	51,475	$911,203	$873,535	$(37,668)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2015(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
People’s Republic of China	03/20/19	1.000%	80	*	$(1,033)	$(202)	$(831)	Citigroup Global Markets

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Credit default swap agreements outstanding at March 31, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2015(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(2) (cont’d.)
People’s Republic of China	03/20/19	1.000%	80	*	$(1,033)	$(213)	$(820)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	60	*	(775)	(335)	(440)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	60	*	(775)	(102)	(673)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	50	*	(646)	(170)	(476)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	*	(516)	(133)	(383)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	40	*	(516)	(249)	(267)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	*	(516)	(301)	(215)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	*	(516)	(300)	(216)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	*	(516)	(320)	(196)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	*	(516)	(358)	(158)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	*	(516)	(156)	(360)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%	30	*	(387)	(100)	(287)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%	20	*	(258)	(68)	(190)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	20	*	(258)	(82)	(176)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	20	*	(258)	(67)	(191)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	20	*	(258)	(133)	(125)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	10	*	(129)	(66)	(63)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	10	*	(129)	(44)	(85)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	160	*	(1,940)	—	(1,940)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	140	*	(1,698)	(2,155)	457	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	110	*	(1,334)	(747)	(587)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	90	*	(1,091)	(483)	(608)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	80	*	(970)	(476)	(494)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	70	*	(849)	(214)	(635)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	60	*	(728)	(389)	(339)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	60	*	(728)	(780)	52	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	*	(606)	(223)	(383)	Citigroup Global Markets

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Credit default swap agreements outstanding at March 31, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2015(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(2) (cont’d.)
People’s Republic of China	06/20/19	1.000%	50	*	$(606)	$(331)	$(275)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	*	(606)	(352)	(254)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	40	*	(485)	(275)	(210)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	40	*	(485)	(98)	(387)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	*	(364)	(196)	(168)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	*	(364)	(292)	(72)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	*	(364)	(326)	(38)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	*	(364)	(193)	(171)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	20	*	(243)	(123)	(120)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	20	*	(243)	(126)	(117)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	10	*	(121)	(57)	(64)	Citigroup Global Markets

					$(23,740)	$(11,235)	$(12,505)

Cash of $2,446,423 has been segregated with Barclays Capital Group to cover requirements for open contracts at March 31, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on corporate and/or sovereign issues and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*   Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Currency swap agreements outstanding at March 31, 2015:

	Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
TRY	270	11.07%	123	11.07%	Citigroup Global Markets	03/10/16	$(16,267)	$—	$(16,267)
ZAR	927	6.09%	89	6.09%	Deutsche Bank AG	05/23/19	(12,600)	(85)	(12,515)
ZAR	1,180	6.09%	115	6.09%	Deutsche Bank AG	05/12/24	(16,501)	546	(17,047)
ZAR	580	6.09%	56	6.09%	Citigroup Global Markets	05/13/24	(8,315)	(147)	(8,168)
ZAR	1,190	6.09%	114	6.09%	Morgan Stanley	05/13/24	(16,970)	(246)	(16,724)
ZAR	760	6.08%	71	6.08%	Deutsche Bank AG	07/15/24	(7,994)	—	(7,994)
ZAR	650	6.08%	61	6.08%	Morgan Stanley	07/17/24	(7,264)	—	(7,264)
ZAR	1,190	6.09%	111	6.09%	Morgan Stanley	08/12/24	(13,223)	—	(13,223)

							$(99,134)	$68	$(99,202)

Total return swap agreements outstanding at March 31, 2015:

Counterparty(1)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Deutsche Bank AG	39,800	Pay or receive amounts based on market value fluctuation of Titulos de Tesoreria.	$85	$(3,036)	$3,121

(1)	Deutsche Bank AG position has a termination date of 07/24/24.

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

   Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Fund	$28,366,191	$—	$—
Common Stocks	406,357,742	425,966,043	761,732
Exchange Traded Funds	5,265,868	—	—
Preferred Stocks	3,493,647	4,267,206	—
Rights	71,047	258	868
Unaffiliated Mutual Funds	14,690,624	—	—
Warrants	3,235	782	—
Asset-Backed Securities
Collateralized Loan Obligations	—	69,658,371	—
Non-Residential Mortgage-Backed Securities	—	26,747,726	16,221,667
Bank Loans	—	60,333,044	—
Commercial Mortgage-Backed Securities	—	80,883,840	—
Corporate Bonds	—	383,666,398	182,104
Foreign Government Bonds	—	57,704,799	—
Municipal Bonds	—	9,939,791	—
Residential Mortgage-Backed Securities	—	13,228,212	—
U.S. Government Agency Obligations	—	244,457,468	—
U.S. Treasury Obligations	—	386,228,937	—
Affiliated Money Market Mutual Fund	958,481,269	—	—
Foreign Treasury Obligations	—	361,829	—
Other Financial Instruments*
Financial Futures Contracts	12,059,157	—	—
Foreign Forward Currency Contracts	—	(2,889,028)	—
Cross Currency Exchange Contracts	—	10,251	—
Over-the-counter interest rate swaps	—	(416,872)	—
Exchange-traded interest rate swaps	—	(889,181)	—
Over-the-counter credit default swaps	—	(23,740)	—
Exchange-traded credit default swaps	—	(37,668)	—
Total Return Swaps	—	85	—
Currency Swap Agreements	—	(99,134)	—

Total	$1,428,788,780	$1,759,099,417	$17,166,371

 *   Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

   The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value at 3/31/15
Credit contracts	$(61,408)
Equity contracts	(10,542,379)
Foreign exchange contracts	(2,882,931)
Interest rate contracts	(3,574,360)

Total	$(17,061,078)

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS
Aerospace & Defense — 2.6%
Curtiss-Wright Corp.	95,555	$7,065,337
Esterline Technologies Corp.*	101,076	11,565,116
Moog, Inc. (Class A Stock)*	85,581	6,422,854

		25,053,307

Air Freight & Logistics — 0.5%
Forward Air Corp.	90,400	4,908,720

Auto Components — 0.8%
American Axle & Manufacturing Holdings, Inc.*	148,626	3,839,010
Tenneco, Inc.*	25,695	1,475,407
Tower International, Inc.*	93,263	2,480,796

		7,795,213

Banks — 13.9%
BancorpSouth, Inc.	325,501	7,558,133
Bank of the Ozarks, Inc.	244,167	9,017,087
Banner Corp.(g)	96,413	4,425,357
Boston Private Financial Holdings, Inc.	308,746	3,751,264
Bridge Capital Holdings*	55,157	1,440,149
CoBiz Financial, Inc.	113,262	1,395,388
Community Bank System, Inc.	109,085	3,860,518
ConnectOne Bancorp, Inc.	58,148	1,131,560
CVB Financial Corp.	151,361	2,412,694
First Financial Bankshares, Inc.(a)	139,747	3,862,607
First Midwest Bancorp, Inc.	154,113	2,676,943
First of Long Island Corp. (The)	37,607	958,979
Flushing Financial Corp.	108,872	2,185,061
Glacier Bancorp, Inc.	199,305	5,012,521
Great Western Bancorp, Inc.	136,789	3,010,726
Heritage Financial Corp.	64,863	1,102,671
Home BancShares, Inc.	119,366	4,045,314
Independent Bank Corp.	79,705	3,496,658
Independent Bank Group, Inc.	36,178	1,407,686
Lakeland Financial Corp.	42,142	1,710,122
LegacyTexas Financial Group, Inc.	205,653	4,674,493
MB Financial, Inc.(a)	203,745	6,379,256
PacWest Bancorp(a)	166,219	7,794,009
Pinnacle Financial Partners, Inc.	124,465	5,533,714
PrivateBancorp, Inc.	280,686	9,871,727
Prosperity Bancshares, Inc.	98,428	5,165,501
Sandy Spring Bancorp, Inc.	53,011	1,390,479
Sierra Bancorp	1,637	27,338
South State Corp.	72,315	4,945,623
Southcoast Financial Corp.*	821	5,887
Southwest Bancorp, Inc.	91,541	1,628,514
State Bank Financial Corp.	94,853	1,991,913
Summit State Bank	5,941	79,075
Texas Capital Bancshares, Inc.*	62,708	3,050,744
Trico Bancshares	41,122	992,274
UMB Financial Corp.	105,075	5,557,417
Webster Financial Corp.	258,455	9,575,758

		133,125,160

Biotechnology — 1.0%
Infinity Pharmaceuticals, Inc.*	299,143	4,182,019
Ligand Pharmaceuticals, Inc.*(a)	23,938	1,845,859
Vanda Pharmaceuticals, Inc.*(a)	394,723	3,670,924

		9,698,802

	Shares	Value
COMMON STOCKS (Continued)
Building Products — 0.6%
Continental Building Products, Inc.*	173,041	$3,908,996
NCI Building Systems, Inc.*	130,539	2,255,714

		6,164,710

Capital Markets — 2.1%
Cohen & Steers, Inc.	31,110	1,273,955
Golub Capital BDC, Inc.(a)	69,399	1,217,952
Moelis & Co. (Class A Stock)	43,891	1,321,997
New Mountain Finance Corp.(a)	107,020	1,562,492
OM Asset Management PLC (United Kingdom)*	229,474	4,277,395
Stifel Financial Corp.*	129,134	7,199,221
Virtus Investment Partners, Inc.	22,857	2,989,010

		19,842,022

Chemicals — 2.6%
Axiall Corp.	30,635	1,438,007
Cytec Industries, Inc.	61,033	3,298,223
Methanex Corp. (Canada)(a)	71,543	3,832,559
Minerals Technologies, Inc.	22,815	1,667,777
Olin Corp.(a)	45,698	1,464,164
PolyOne Corp.	141,187	5,273,334
Quaker Chemical Corp.	39,937	3,420,205
WR Grace & Co.*	46,687	4,615,944

		25,010,213

Commercial Services & Supplies — 1.6%
Ceco Environmental Corp.	134,692	1,429,082
G&K Services, Inc. (Class A Stock)	48,291	3,502,546
Mobile Mini, Inc.	147,236	6,278,143
Progressive Waste Solutions Ltd. (Canada)	133,017	3,908,039

		15,117,810

Communications Equipment — 1.2%
ADTRAN, Inc.	118,618	2,214,598
Digi International, Inc.*	97,677	974,816
Extreme Networks, Inc.*	188,677	596,219
JDS Uniphase Corp.*(a)	304,674	3,997,323
RADWARE Ltd. (Israel)*	176,176	3,683,840

		11,466,796

Construction & Engineering — 1.1%
Comfort Systems USA, Inc.	131,877	2,774,692
EMCOR Group, Inc.	132,906	6,176,142
MYR Group, Inc.*	47,143	1,477,462

		10,428,296

Construction Materials — 0.4%
Eagle Materials, Inc.	51,987	4,344,034

Consumer Finance — 0.2%
First Cash Financial Services, Inc.*(a)	49,817	2,317,487

Containers & Packaging — 1.4%
Berry Plastics Group, Inc.*	270,613	9,793,484
Graphic Packaging Holding Co.	260,906	3,793,573

		13,587,057

Distributors — 0.4%
Core-Mark Holding Co., Inc.	54,185	3,485,179

Diversified Financial Services — 0.3%
MarketAxess Holdings, Inc.	33,502	2,777,316

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services — 0.3%
Premiere Global Services, Inc.*	267,663	$2,558,858

Electric Utilities — 2.7%
ALLETE, Inc.	99,955	5,273,626
IDACORP, Inc.	121,884	7,662,847
PNM Resources, Inc.	187,748	5,482,242
Portland General Electric Co.	207,962	7,713,311

		26,132,026

Electrical Equipment — 0.3%
Thermon Group Holdings, Inc.*	118,277	2,846,927

Electronic Equipment, Instruments & Components — 1.8%
Anixter International, Inc.*	57,525	4,379,378
Belden, Inc.	43,169	4,038,892
CTS Corp.	159,417	2,867,912
Littelfuse, Inc.	29,272	2,909,344
Newport Corp.*	174,463	3,325,265

		17,520,791

Energy Equipment & Services — 0.9%
Forum Energy Technologies, Inc.*	97,775	1,916,390
Newpark Resources, Inc.*	147,205	1,341,038
Oil States International, Inc.*	109,681	4,362,013
TETRA Technologies, Inc.*	242,351	1,497,729

		9,117,170

Food & Staples Retailing — 0.1%
SUPERVALU, Inc.*	89,157	1,036,896

Food Products — 1.1%
B&G Foods, Inc.	58,770	1,729,601
Freshpet, Inc.*(a)	25,186	489,364
Hain Celestial Group, Inc. (The)*(a)	86,275	5,525,914
J&J Snack Foods Corp.	27,169	2,898,932

		10,643,811

Gas Utilities — 1.4%
New Jersey Resources Corp.	153,058	4,753,981
Southwest Gas Corp.	154,010	8,958,762

		13,712,743

Health Care Equipment & Supplies — 1.5%
Endologix, Inc.*(a)	359,205	6,131,629
Integra LifeSciences Holdings Corp.*	69,978	4,314,144
Tornier NV*	162,541	4,261,825

		14,707,598

Health Care Providers & Services — 1.7%
Adeptus Health, Inc. (Class A Stock)*(a)	48,882	2,454,854
Air Methods Corp.*(a)	135,255	6,301,530
HealthSouth Corp.	174,368	7,734,964

		16,491,348

Health Care Technology — 0.8%
Allscripts Healthcare Solutions, Inc.*	630,668	7,542,789
Quality Systems, Inc.	35,225	562,896

		8,105,685

Hotels, Restaurants & Leisure — 3.6%
Bloomin’ Brands, Inc.	151,472	3,685,314
Diamond Resorts International, Inc.*	191,816	6,412,409
DineEquity, Inc.	26,577	2,844,005
Jack in the Box, Inc.	80,572	7,728,466
Krispy Kreme Doughnuts, Inc.*	95,410	1,907,246

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott Vacations Worldwide Corp.	54,549	$4,421,196
Vail Resorts, Inc.	70,618	7,303,314

		34,301,950

Household Durables — 1.0%
Meritage Homes Corp.*	77,539	3,771,497
Standard Pacific Corp.*(a)	395,473	3,559,257
William Lyon Homes (Class A Stock)*	74,035	1,911,584

		9,242,338

Household Products — 0.9%
Spectrum Brands Holdings, Inc.	97,503	8,732,369

Independent Power & Renewable Electricity Producers — 0.6%
Dynegy, Inc.*	184,369	5,794,718

Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	76,484	7,084,713

Insurance — 4.9%
American Equity Investment Life Holding Co.	317,215	9,240,473
AMERISAFE, Inc.	45,650	2,111,313
Amtrust Financial Services, Inc.	45,658	2,601,821
CNO Financial Group, Inc.	502,758	8,657,493
Endurance Specialty Holdings Ltd.	65,146	3,983,026
Enstar Group Ltd.*(g)	12,857	1,823,894
Fidelity & Guaranty Life	72,062	1,527,714
Maiden Holdings Ltd.	376,491	5,583,362
National General Holdings Corp.	106,374	1,989,194
ProAssurance Corp.	72,266	3,317,732
RLI Corp.	61,361	3,215,930
Symetra Financial Corp.	131,223	3,078,492

		47,130,444

Internet & Catalog Retail — 0.5%
HSN, Inc.	64,425	4,395,718

Internet Software & Services — 0.3%
Everyday Health, Inc.*(a)	250,794	3,225,211

IT Services — 0.6%
Convergys Corp.	239,659	5,481,001

Leisure Products
Brunswick Corp.	8,712	448,232

Life Sciences Tools & Services — 0.9%
Albany Molecular Research, Inc.*(a)	155,446	2,735,850
Bruker Corp.*	334,260	6,173,782

		8,909,632

Machinery — 3.7%
Actuant Corp. (Class A Stock)	220,884	5,243,786
Alamo Group, Inc.	43,868	2,769,387
Barnes Group, Inc.	89,204	3,611,870
CIRCOR International, Inc.	35,805	1,958,533
CLARCOR, Inc.	80,314	5,305,543
Graco, Inc.	29,420	2,122,947
RBC Bearings, Inc.	56,026	4,288,230
Standex International Corp.	34,819	2,859,684
Watts Water Technologies, Inc. (Class A Stock)	72,679	3,999,525
Woodward, Inc.	65,852	3,359,111

		35,518,616

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media — 1.5%
Carmike Cinemas, Inc.*	108,062	$3,630,883
Live Nation Entertainment, Inc.*	268,101	6,764,188
Nexstar Broadcasting Group, Inc. (Class A Stock)(a)	59,713	3,416,778
Townsquare Media, Inc. (Class A Stock)*	55,986	719,420

		14,531,269

Metals & Mining — 1.1%
AK Steel Holding Corp.*(a)	330,513	1,477,393
Commercial Metals Co.	27,633	447,378
Globe Specialty Metals, Inc.	146,759	2,776,680
Kaiser Aluminum Corp.(a)	72,402	5,566,990
TimkenSteel Corp.	15,746	416,797

		10,685,238

Multiline Retail — 0.7%
Burlington Stores, Inc.*	108,097	6,423,124

Multi-Utilities — 1.1%
Black Hills Corp.	76,030	3,834,953
NorthWestern Corp.	122,706	6,600,356

		10,435,309

Oil, Gas & Consumable Fuels — 2.5%
Laredo Petroleum, Inc.*(a)	105,969	1,381,836
Parsley Energy, Inc. (Class A Stock)*(a)	238,435	3,810,191
Rex Energy Corp.*(a)	534,395	1,987,949
Rice Energy, Inc.*(a)	315,586	6,867,151
SM Energy Co.	185,146	9,568,345

		23,615,472

Paper & Forest Products — 0.6%
KapStone Paper and Packaging Corp.	162,082	5,322,773

Pharmaceuticals — 0.9%
Catalent, Inc.*	141,915	4,420,652
Prestige Brands Holdings, Inc.*	91,408	3,920,489

		8,341,141

Professional Services — 0.6%
On Assignment, Inc.*	72,467	2,780,559
TrueBlue, Inc.*	107,405	2,615,312

		5,395,871

Real Estate Investment Trusts (REITs) — 12.5%
Acadia Realty Trust	256,133	8,933,919
Apollo Commercial Real Estate Finance, Inc.	300,444	5,161,628
Blackstone Mortgage Trust, Inc. (Class A Stock)	204,455	5,800,388
CBL & Associates Properties, Inc.	271,953	5,384,669
Chesapeake Lodging Trust	360,699	12,202,447
CubeSmart	357,296	8,628,698
DuPont Fabros Technology, Inc.(a)	171,750	5,612,790
Highwoods Properties, Inc.	171,058	7,831,035
Hudson Pacific Properties, Inc.	213,358	7,081,352
MFA Financial, Inc.	617,410	4,852,843
National Health Investors, Inc.	127,386	9,045,680
Pebblebrook Hotel Trust	226,072	10,528,173
PS Business Parks, Inc.	97,832	8,123,969
Sovran Self Storage, Inc.	20,632	1,938,170
Strategic Hotels & Resorts, Inc.*	717,061	8,913,068
Terreno Realty Corp.	233,141	5,315,615

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Two Harbors Investment Corp.	395,707	$4,202,408

		119,556,852

Real Estate Management & Development — 0.7%
Kennedy-Wilson Holdings, Inc.	271,246	7,090,370

Semiconductors & Semiconductor Equipment — 3.5%
Cabot Microelectronics Corp.*	85,526	4,273,734
Entegris, Inc.*	465,073	6,366,849
Fairchild Semiconductor International, Inc.*	201,771	3,668,197
Intersil Corp. (Class A Stock)	438,985	6,286,265
MKS Instruments, Inc.	140,172	4,739,215
Semtech Corp.*	142,048	3,784,869
Silicon Laboratories, Inc.*	81,015	4,113,132

		33,232,261

Software — 1.8%
Bottomline Technologies de, Inc.*	130,997	3,585,388
Monotype Imaging Holdings, Inc.	92,662	3,024,488
Pegasystems, Inc.	115,130	2,504,078
PTC, Inc.*	91,775	3,319,502
Verint Systems, Inc.*	71,094	4,402,851

		16,836,307

Specialty Retail — 2.9%
American Eagle Outfitters, Inc.	102,155	1,744,807
Asbury Automotive Group, Inc.*	37,105	3,083,425
Boot Barn Holdings, Inc.*	78,920	1,887,766
GNC Holdings, Inc. (Class A Stock)	89,822	4,407,566
Lithia Motors, Inc. (Class A Stock)	68,261	6,785,826
Monro Muffler Brake, Inc.(a)	36,675	2,385,709
Office Depot, Inc.*	779,666	7,172,927

		27,468,026

Technology Hardware, Storage & Peripherals — 0.4%
Electronics For Imaging, Inc.*	92,640	3,867,720

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	44,206	4,087,729
Steven Madden Ltd.*	61,528	2,338,064

		6,425,793

Thrifts & Mortgage Finance — 1.7%
Brookline Bancorp, Inc.	119,312	1,199,086
Dime Community Bancshares, Inc.	76,904	1,238,154
Oritani Financial Corp.	99,665	1,450,126
Provident Financial Services, Inc.	158,804	2,961,695
Radian Group, Inc.(a)	470,341	7,897,025
WSFS Financial Corp.	24,905	1,883,565

		16,629,651

Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	66,201	3,001,553
Beacon Roofing Supply, Inc.*	97,242	3,043,675
Kaman Corp.	121,998	5,176,375
WESCO International, Inc.*(a)	68,635	4,796,900

		16,018,503

TOTAL COMMON STOCKS (cost $742,831,472)		920,136,597

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUND — 1.3%
iShares Russell 2000 Value Index Fund (cost $11,778,400)	120,719	$12,459,408

TOTAL LONG-TERM INVESTMENTS (cost $754,609,872)		932,596,005

SHORT-TERM INVESTMENT — 9.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $90,481,126; includes $66,262,889 of cash collateral for securities on loan)(b)(w)	90,481,126	90,481,126

TOTAL INVESTMENTS — 106.6% (cost $845,090,998)		1,023,077,131
Liabilities in excess of other assets — (6.6)%		(63,023,888)

NET ASSETS — 100.0%		$960,053,243

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,008,220; cash collateral of $66,262,889 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$25,053,307	$—	$—
Air Freight & Logistics	4,908,720	—	—
Auto Components	7,795,213	—	—
Banks	133,125,160	—	—
Biotechnology	9,698,802	—	—
Building Products	6,164,710	—	—
Capital Markets	19,842,022	—	—
Chemicals	25,010,213	—	—
Commercial Services & Supplies	15,117,810	—	—
Communications Equipment	11,466,796	—	—
Construction & Engineering	10,428,296	—	—
Construction Materials	4,344,034	—	—
Consumer Finance	2,317,487	—	—
Containers & Packaging	13,587,057	—	—
Distributors	3,485,179	—	—
Diversified Financial Services	2,777,316	—	—
Diversified Telecommunication Services	2,558,858	—	—
Electric Utilities	26,132,026	—	—
Electrical Equipment	2,846,927	—	—
Electronic Equipment, Instruments & Components	17,520,791	—	—
Energy Equipment & Services	9,117,170	—	—
Food & Staples Retailing	1,036,896	—	—
Food Products	10,643,811	—	—
Gas Utilities	13,712,743	—	—
Health Care Equipment & Supplies	14,707,598	—	—
Health Care Providers & Services	16,491,348	—	—
Health Care Technology	8,105,685	—	—
Hotels, Restaurants & Leisure	34,301,950	—	—
Household Durables	9,242,338	—	—
Household Products	8,732,369	—	—

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Independent Power & Renewable Electricity Producers	$5,794,718	$—	$—
Industrial Conglomerates	7,084,713	—	—
Insurance	47,130,444	—	—
Internet & Catalog Retail	4,395,718	—	—
Internet Software & Services	3,225,211	—	—
IT Services	5,481,001	—	—
Leisure Products	448,232	—	—
Life Sciences Tools & Services	8,909,632	—	—
Machinery	35,518,616	—	—
Media	14,531,269	—	—
Metals & Mining	10,685,238	—	—
Multiline Retail	6,423,124	—	—
Multi-Utilities	10,435,309	—	—
Oil, Gas & Consumable Fuels	23,615,472	—	—
Paper & Forest Products	5,322,773	—	—
Pharmaceuticals	8,341,141	—	—
Professional Services	5,395,871	—	—
Real Estate Investment Trusts (REITs)	119,556,852	—	—
Real Estate Management & Development	7,090,370	—	—
Semiconductors & Semiconductor Equipment	33,232,261	—	—
Software	16,836,307	—	—
Specialty Retail	27,468,026	—	—
Technology Hardware, Storage & Peripherals	3,867,720	—	—
Textiles, Apparel & Luxury Goods	6,425,793	—	—
Thrifts & Mortgage Finance	16,629,651	—	—
Trading Companies & Distributors	16,018,503	—	—
Exchange Traded Fund	12,459,408	—	—
Affiliated Money Market Mutual Fund	90,481,126	—	—

Total	$1,023,077,131	$—	$—

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 90.0%

Interest Rates	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 13.4%
Collateralized Loan Obligations — 12.2%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-4A, Class ACOM, 144A
1.713%(c)	05/01/26	5,850	$5,750,550
Series 2014-4A, Class C, 144A
2.777%(c)	05/01/26	350	337,610
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A1A, 144A
1.706%(c)	07/28/26	8,750	8,704,234
Series 2014-4A, Class A2, 144A
2.416%(c)	07/28/26	1,900	1,890,351
Covenant Credit Partners LLC (Cayman Islands),
Series 2014-1A, Class C, 144A
3.154%(c)	07/20/26	650	627,733
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A1B, 144A
1.613%(c)	07/15/26	6,100	6,040,120
Series 2014-1A, Class A2, 144A
2.403%(c)	07/15/26	950	923,648
Series 2014-1A, Class B, 144A
3.103%(c)	07/15/26	700	673,484
Hildene CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class A, 144A
1.681%(c)	07/19/26	10,000	9,942,424
Series 2014-2A, Class B1, 144A
2.457%(c)	07/19/26	2,150	2,121,895
MidOcean Credit CLO lll (Cayman Islands),
Series 2014-3A, Class A, 144A
1.716%(c)	07/21/26	7,750	7,708,905
Neuberger Berman CLO XVll Ltd. (Cayman Islands),
Series 2014-17A, Class C, 144A
3.012%(c)	08/04/25	250	245,052
Ocean Trails CLO IV (Cayman Islands),
Series 2013-4A, Class A, 144A
1.558%(c)	08/13/25	7,550	7,464,644
OFSI Fund VI Ltd. (Cayman Islands),
Series 2014-6A, Class ACOM, 144A
1.440%(c)	03/20/25	2,700	2,625,750
OFSI Fund VII Ltd. (Cayman Islands),
Series 2014-7A, Class ACOM, 144A
1.872%(c)	10/18/26	4,550	4,475,380
Series 2014-7A, Class C, 144A
3.345%(c)	10/18/26	600	580,870
Regatta IV Funding Ltd. (Cayman Islands),
Series 2014-1A, Class ACOM, 144A
1.766%(c)	07/25/26	9,050	8,956,785
Series 2014-1A, Class C, 144A
3.206%(c)	07/25/26	600	595,111
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.707%(c)	05/15/26	2,450	2,437,477
Series 2014-1A, Class A2, 144A
2.307%(c)	05/15/26	1,300	1,294,740
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class ACOM, 144A
1.707%(c)	10/20/26	6,100	6,023,750

Interest Rates	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class ACOM, 144A
1.629%(c)	07/15/26	9,300	$9,107,490
Wasatch Ltd. (Cayman Islands),
Series 2006-1A, Class A1B, 144A
0.497%(c)	11/14/22	5,032	4,841,032

			93,369,035

Residential Mortgage-Backed Securities — 1.2%
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2
4.190%(c)	12/25/35	616	609,731
Series 2005-CB8, Class AF3
4.190%(c)	12/25/35	700	663,170
Lehman XS Trust,
Series 2007-3, Class 1BA2
0.830%(c)	03/25/37	2,276	1,707,425
Morgan Stanley Mortgage Loan Trust,
Series 2006-16AX, Class 1A
0.341%(c)	11/25/36	6,299	2,721,246
Saxon Asset Securities Trust,
Series 2005-3, Class M2
0.648%(c)	11/25/35	2,500	2,117,820
Vericrest Opportunity,
Series 2014-NPL4, Class A1, 144A
3.125%	04/27/54	1,316	1,311,391

			9,130,783

TOTAL ASSET-BACKED SECURITIES (cost $102,685,453)			102,499,818

BANK LOANS(c) — 6.5%
Aerospace & Defense — 0.1%
Transdigm, Inc.,
Tranche Term Loan D
3.750%	06/04/21	798	796,161

Airlines
Delta Air Lines,
Term Loan
— %(p)	10/18/18	289	288,899

Chemicals — 0.1%
Schulman (A.), Inc.,
Term Loan
— %(p)	04/01/20	725	725,000

Commercial Services & Supplies — 0.2%
ADS Waste Holdings,
Initial Tranche Term Loan B-2
3.750%	10/09/19	1,646	1,626,727

Communications Equipment — 0.1%
Crown Castle Operating Co.,
Term Loan
— %(p)	01/31/21	180	178,976
Riverbed Technology Riverbed Technology,
Term Loan
— %(p)	12/31/22	475	478,732

			657,708

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rates	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Diversified Consumer Services
Bright Horizons Family Solutions LLC,
Term Loan B
4.000%	01/30/20	110	$110,696

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.750%	06/30/19	740	736,855

Electronic Equipment, Instruments & Components — 0.3%
CDW LLC,
Term Loan
3.250%	04/29/20	843	834,532
EnergySolutions LLC,
Term Advance(g)
6.750%	05/29/20	1,313	1,315,875

			2,150,407

Food Products — 0.7%
Diamond Foods, Inc.,
Term Loan B(g)
4.250%	08/20/18	550	549,142
Pinnacle Foods Finance LLC,
Tranche Term Loan H
3.000%	04/29/20	1,072	1,067,249
Shearer’s Foods LLC,
Term Loan (Second Lien)(g)
7.750%	06/30/22	325	320,531
US Foods, Inc.,
Incremental Term Loan
4.500%	03/31/19	3,416	3,417,025

			5,353,947

Health Care Providers & Services — 0.5%
American Renal Holdings, Inc.,
Initial Term Loan (Second Lien)(g)
8.500%	03/20/20	575	570,687
Term Loan
— %(p)	08/20/19	424	423,104
CHS/Community Health,
2021 Term Loan D
4.250%	01/27/21	344	345,706
HCA, Inc.,
Tranche Term Loan B-4
3.025%	05/01/18	658	657,153
U.S. Renal Care,
Term Loan(g)
— %(p)	01/03/20	2,000	2,020,000

			4,016,650

Hotels, Restaurants & Leisure — 0.4%
Burger King Worldwide, Inc.,
Term Loan B
4.500%	09/24/21	1,750	1,766,410
MGM Resorts International,
Term Loan B
3.500%	12/20/19	474	472,111
Sabre GIBL, Inc.,
Term Loan B
4.000%	02/19/19	698	698,214

Interest Rates	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Seminole Hardrock Entertainment, Inc.,
Term Loan
3.500%	05/14/20	374	$371,710

			3,308,445

Independent Power & Renewable Electricity Producers — 0.1%
Calpine Corp.,
Term Loan
4.000%	04/01/16	524	524,509

IT Services — 0.1%
First Data Corp.,
2017 Term Loan (Second New Dollar)
3.674%	03/24/17	725	724,245

Machinery — 0.1%
Gates Global LLC,
Initial Dollar Term Loan
4.250%	07/05/21	648	645,538

Media — 1.6%
Checkout Holdings Corp.,
Initial Loan (Second Lien)(g)
7.750%	04/11/22	1,000	765,000
Term Loan B (First Lien)
4.500%	04/09/21	2,714	2,356,414
Clear Channel Communication, Inc.,
Tranche Term Loan E
7.678%	07/30/19	2,500	2,405,550
Getty Images, Inc.,
Initial Term Loan
4.750%	10/18/19	3,467	2,917,432
Promotora de Informacioness SA,
New Money Facility(g)
9.750%	12/10/15	1,177	1,312,701
Univision Communications, Inc.,
Replacement Term Loan (First-Lien)
4.000%	03/01/20	1,471	1,467,722
Virgin Media Investment Holdings Ltd.,
Facility B
3.500%	06/07/20	577	575,917
WMG Acquisitions,
Tranche Refinancing Term Loan B
3.750%	07/01/20	399	389,013

			12,189,749

Metals & Mining — 0.1%
Atkore International, Inc.,
Initial Term Loan (Second Lien)(g)
7.750%	09/27/21	530	511,450

Multiline Retail — 0.2%
Burlington Coat Factory Warehouse Corp.,
Term Loan B-3
4.250%	08/13/21	682	686,721
Dollar Tree, Inc.,
Initial Term Loan B
4.250%	01/26/22	825	833,365
Neiman Marcus Group, Inc. (The),
Other Term Loan
4.250%	10/25/20	324	322,904

			1,842,990

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rates	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Oil, Gas & Consumable Fuels — 1.0%
American Energy-Marcellus LLC,
Initial Loan (First Lien)(g)
5.250%	08/04/20	925	$781,625
Initial Loan (Second Lien)(g)
8.500%	08/04/21	275	201,897
CITGO Holdings, Inc.,
Term Loan
9.500%	05/12/18	648	644,595
Magnum Hunter Resources Corp.,
2nd Lien Term Loan(g)
8.500%	10/20/19	2,986	2,939,892
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20	2,992	2,862,496
Targa Resources Corp.,
Term Loan
5.750%	01/23/22	394	395,185

			7,825,690

Pharmaceuticals — 0.2%
Salix Pharmaceuticals Ltd.,
Term Loan Retired 04/01/2015
5.500%	01/02/20	74	73,958
Valeant Pharmaceutical,
Term Loan
— %(p)	03/11/22	941	945,370
— %(p)	03/11/22	721	724,113

			1,743,441

Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Cayman Ltd.,
Term Loan
3.750%	04/16/21	450	450,307

Software — 0.2%
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	09/10/20	1,322	1,292,128
Renaissance Learning, Inc.,
Term Loan(g)
— %(p)	04/11/22	50	48,917

			1,341,045

Specialty Retail — 0.1%
Petsmart, Inc.,
Term Loan
5.000%	12/14/22	850	855,988

Technology Hardware, Storage & Peripherals — 0.1%
Sedgwick Claims Management Services, Inc.,
Initial Loan (Second Lien)
6.750%	02/28/22	350	340,375
Initial Term Loan (First Lien)
3.750%	03/01/21	499	492,351
Term Loan
6.750%	02/28/22	125	121,563

			954,289

Interest Rates	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Textiles, Apparel & Luxury Goods
True Religion Apparel, Inc.,
Initial Term Loan (First Lien)(g)
5.875%	07/30/19	121	$107,887

Trading Companies & Distributors — 0.1%
HD Supply, Inc.,
Term Loan
— %(p)	06/28/18	540	540,562

TOTAL BANK LOANS (cost $50,877,494)			50,029,185

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.9%
BAMLL Commercial Mortgage Securities Trust,
Series 2014-ICTS, Class E, 144A
3.122%(c)	06/15/28	600	597,735
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class E, 144A
2.522%(c)	06/15/33	900	896,464
Series 2015-SSHP, Class D, 144A
3.175%(c)	09/15/17	300	299,928
Series 2015-SSHP, Class E, 144A
3.175%(c)	09/15/17	400	399,905
Commercial Mortgage Pass-Through Certificates,
Series 2014-KYO, Class F, 144A
3.673%(c)	06/11/27	450	448,883
Credit Suisse Mortgage Trust Credit Suisse Mortgage Trust,
Series 2014-USA, Class E, 144A
4.373%	09/15/37	1,000	946,156
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA3, Class A1
0.314%(c)	07/25/47	2,094	1,762,200
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class A2
2.373%	05/25/22	17,200	17,427,160
Series K029, Class A2
3.320%	02/25/23	16,800	18,062,638
FREMF Mortgage Trust,
Series 2014-K40, Class C
4.072%(c)	11/25/47	200	204,575
Series 2014-K41, Class B
3.830%(c)	10/25/24	550	567,040
GRACE Mortgage Trust,
Series 2014-GRCE, Class F, 144A
3.590%(c)	06/10/28	800	778,862
HILT Mortgage Trust,
Series 2014-ORL, Class E, 144A
3.422%(c)	07/15/29	550	543,808
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-CBM, Class E, 144A
4.023%(c)	10/15/29	700	700,659
Series 2014-FBLU, Class E, 144A
3.672%(c)	12/15/28	800	800,029
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class F, 144A
3.446%(c)	07/13/29	910	889,482

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $43,683,069)			45,325,524

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rates	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 15.1%
Automobiles — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19	950	$996,313
General Motors Co.,
Sr. Unsec’d. Notes
5.200%	04/01/45	750	814,002

			1,810,315

Banks — 3.8%
ABN AMRO Bank NV (Netherlands),
Jr. Sub. Notes
4.310%(c)	03/29/49	EUR 6,419	7,015,195
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49	1,675	1,645,520
6.250%(c)	09/29/49	1,175	1,197,031
Bank of Scotland Capital Funding LP (United Kingdom),
Gtd. Notes, RegS
6.059%(c)	03/29/49	GBP 1,095	1,631,625
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.625%(c)	06/29/49	300	297,470
Barclays SLCSM Funding BV (United Kingdom),
Gtd. Notes, MTN
6.140%(c)	06/29/49	GBP 750	1,118,119
Citigroup, Inc.,
Jr. Sub. Notes
5.875%(c)	12/29/49	1,300	1,313,000
6.300%(c)	12/29/49	500	510,625
Credit Agricole SA (France),
Jr. Sub. Notes
5.000%(c)	06/29/49	GBP 1,000	1,527,895
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	04/15/39	GBP 500	1,108,449
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
5.017%	06/26/24	2,800	2,865,772
Sub. Notes, MTN
6.625%	09/13/23	EUR 200	276,202
KBC Groep NV (Belgium),
Jr. Sub. Notes
5.625%(c)	03/29/49	EUR 350	379,396
Lloyds Bank PLC (United Kingdom),
Sub. Notes, MTN
9.875%(c)	12/16/21	900	1,019,700
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
1.493%(c)	03/29/49	3,700	3,385,500
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, MTN
10.500%(c)	03/16/22	EUR 1,750	2,206,872
Sub. Notes, RegS
9.500%(c)	03/16/22	1,045	1,178,547

			28,676,918

Interest Rates	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Capital Markets — 0.6%
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
6.250%(c)	12/29/49	1,450	$1,424,625
Morgan Stanley,
Jr. Sub. Notes
5.550%(c)	12/29/49	1,525	1,540,250
Sr. Unsec’d. Notes
4.300%	01/27/45	875	906,699
Sr. Unsec’d. Notes, MTN
3.700%	10/23/24	1,000	1,042,582

			4,914,156

Containers & Packaging — 1.7%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20	2,891	3,093,370
Gtd. Notes, RegS
9.250%	10/15/20	EUR 1,050	1,208,039
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20	925	985,125
Berry Plastics Corp.,
Sec’d. Notes
9.750%	01/15/21	1,250	1,376,563
Beverage Packaging Holdings (Luxembourg) II SA/Beverage Packaging Holdings II Is (New Zealand),
Gtd. Notes, 144A
5.625%	12/15/16	975	978,656
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes
9.000%	04/15/19	250	261,875
9.875%	08/15/19	2,467	2,639,690
Sealed Air Corp.,
Gtd. Notes, 144A
8.375%	09/15/21	1,827	2,055,375

			12,598,693

Diversified Financial Services
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
8.500%	04/06/18	MXN 2,000	144,465

Diversified Telecommunication Services — 1.5%
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	04/01/19	1,594	1,652,181
7.250%	10/15/20	700	721,000
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
8.125%	06/01/23	700	644,000
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19	1,243	1,308,258
Level 3 Financing, Inc.,
Gtd. Notes
8.125%	07/01/19	450	473,063
8.625%	07/15/20	1,212	1,313,505
9.375%	04/01/19	1,175	1,230,084

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rates	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.862%	08/21/46	1,050	$1,099,282
5.150%	09/15/23	1,450	1,662,402
Sr. Unsec’d. Notes, 144A(g)
4.672%	03/15/55	1,596	1,563,028

			11,666,803

Energy Equipment & Services — 0.2%
Seadrill Ltd. (Norway),
Sr. Unsec’d. Notes, 144A(g)
6.125%	09/15/17	1,700	1,436,500
6.625%	09/15/20	200	148,500

			1,585,000

Food & Staples Retailing — 1.1%
BI-LO LLC/BI-LO Finance Corp.,
Sr. Sec’d. Notes, 144A(g)
9.250%	02/15/19	600	604,500
Sr. Unsec’d. Notes, PIK, 144A(g)
8.625%	09/15/18	1,350	1,194,750
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	950	1,047,375
Sr. Sec’d. Notes
8.000%	08/15/20	900	952,875
Sysco Corp.,
Gtd. Notes
4.500%	10/02/44	1,375	1,465,754
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34	725	766,276
4.800%	11/18/44	1,925	2,077,737

			8,109,267

Food Products — 0.3%
Bumble Bee Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	1,516	1,591,800
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	850	879,750
Gtd. Notes, 144A
6.750%	12/01/21	50	50,500

			2,522,050

Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.000%	11/15/19	300	318,750
Sr. Sec’d. Notes
5.125%	08/15/18	600	618,750

			937,500

Hotels, Restaurants & Leisure — 0.2%
MGM Resorts International,
Gtd. Notes
6.625%	07/15/15	500	505,000
7.500%	06/01/16	100	105,070

Interest Rates	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
10.000%	11/01/16	950	$1,052,125

			1,662,195

Industrial Conglomerates — 0.4%
CITIC Ltd. (China),
Sr. Unsec’d. Notes, RegS
6.800%	01/17/23	2,380	2,820,300

Insurance — 0.4%
Chubb Corp. (The),
Jr. Sub. Notes
6.375%(c)	03/29/67	650	689,000
MetLife, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/25	575	576,256
4.050%	03/01/45	1,150	1,190,961
Scottish Widows PLC (United Kingdom),
Jr. Sub. Notes
5.125%(c)	09/29/49	GBP 350	521,784

			2,978,001

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.950%	12/05/44	750	818,229

IT Services — 0.5%
First Data Corp.,
Sr. Sec’d. Notes, 144A
7.375%	06/15/19	1,950	2,037,750
8.875%	08/15/20	1,900	2,023,500

			4,061,250

Media — 1.2%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24	750	793,196
4.750%	09/15/44	975	1,092,779
6.150%	02/15/41	75	96,965
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
7.000%	01/15/19	400	416,000
Comcast Corp.,
Gtd. Notes
4.650%	07/15/42	1,350	1,504,832
Getty Images, Inc.,
Sr. Unsec’d. Notes, 144A(g)
7.000%	10/15/20	768	384,000
NBCuniversal Media LLC,
Gtd. Notes
4.450%	01/15/43	450	488,650
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21	4,116	4,398,975

			9,175,397

Oil, Gas & Consumable Fuels — 1.5%
Antero Resources Corp.,
Gtd. Notes, 144A
5.625%	06/01/23	1,125	1,113,750

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rates	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Comstock Resources, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	03/15/20		1,575	$1,523,813
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21		1,934	1,344,130
9.250%	02/15/22		369	254,610
9.750%	07/15/20		2,050	1,445,250
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22		150	145,500
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		1,705	1,568,600
6.500%	03/15/21		100	92,500
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27		580	178,321
Gtd. Notes, RegS
5.500%	04/12/37		120	36,900
6.000%	05/16/24		1,630	527,794
6.000%	11/15/26		1,360	423,640
RSP Permian, Inc.,
Gtd. Notes, 144A
6.625%	10/01/22		550	552,750
Sabine Pass LNG LP,
Sr. Sec’d. Notes
7.500%	11/30/16		2,225	2,364,063

				11,571,621

Pharmaceuticals — 0.1%
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25		425	438,613

Real Estate Investment Trusts (REITs) — 0.1%
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, RegS
6.950%	01/30/44		670	768,825

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.750%	02/12/45		975	978,715

Technology Hardware, Storage & Peripherals
Apple, Inc.,
Sr. Unsec’d. Notes
3.450%	02/09/45		225	213,579

Wireless Telecommunication Services — 1.0%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN	8,510	557,849
Softbank Corp. (Japan),
Gtd. Notes, 144A
4.500%	04/15/20		2,875	2,936,094
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18		150	172,125
Sr. Unsec’d. Notes
7.000%	08/15/20		250	253,906

Interest Rates	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Wireless Telecommunication Services (cont’d.)
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		500	$487,500
7.875%	09/15/23		2,750	2,805,000
Ymobile Corp. (Japan),
Gtd. Notes, 144A(g)
8.250%	04/01/18		250	260,313

				7,472,787

TOTAL CORPORATE BONDS (cost $121,489,607)				115,924,679

FOREIGN GOVERNMENT BONDS — 9.9%
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	9,463	7,175,502
Bundesrepublik Deutschland (Germany),
Bonds
1.500%	02/15/23	EUR	9,090	10,903,269
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, RegS
4.250%	01/26/23		1,640	1,558,000
7.000%	04/04/44		400	407,000
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, RegS
5.500%	04/04/23		370	392,663
6.625%	07/14/20		520	576,550
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		1,850	1,910,125
7.450%	04/30/44		1,750	1,973,125
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, MTN
0.750%	06/05/17	EUR	17,000	18,616,172
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.125%	01/15/25		1,440	1,477,800
5.125%	01/15/45		2,020	2,121,000
Sr. Unsec’d. Notes, RegS
5.375%	10/17/23		200	223,750
5.875%	01/15/24		452	522,625
6.750%	01/15/44		830	1,061,363
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
1.150%	05/15/17	EUR	4,460	4,892,165
Mexican Bonos (Mexico),
Bonds
7.750%	12/14/17	MXN	44,588	3,159,101
Mexican Udibonos (Mexico),
Bonds, TIPS
5.000%	06/16/16	MXN	6,175	2,243,945
Spain Government Bond (Spain),
Bonds(g)
0.500%	10/31/17	EUR	4,490	4,865,752
2.100%	04/30/17	EUR	3,300	3,693,408
4.500%	01/31/18	EUR	2,720	3,277,026
Sr. Unsec’d. Notes
4.400%	10/31/23	EUR	1,840	2,513,932
4.800%	01/31/24	EUR	60	84,508

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rates	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25	700	$236,250
9.250%	09/15/27	10	3,990
9.375%	01/13/34	300	110,100
Sr. Unsec’d. Notes, RegS
6.000%	12/09/20	380	130,150
7.000%	03/31/38	100	34,000
8.250%	10/13/24	2,350	810,750
9.000%	05/07/23	260	92,950
9.250%	05/07/28	1,210	432,575
11.750%	10/21/26	90	36,225

TOTAL FOREIGN GOVERNMENT BONDS (cost $83,470,739)			75,535,771

MUNICIPAL BONDS — 2.3%
Puerto Rico
Commonwealth of Puerto Rico,
General Obligation Unlimited
5.000%	07/01/34	15	10,066
5.000%	07/01/41	210	137,042
5.125%	07/01/31	75	51,759
5.125%	07/01/37	30	19,764
5.250%	07/01/27	25	17,819
5.250%	07/01/37	235	157,485
5.500%	07/01/26	15	10,839
5.500%	07/01/32	45	30,739
5.500%	07/01/39	110	74,110
5.625%	07/01/32	35	24,065
5.750%	07/01/28	320	227,232
5.750%	07/01/41	80	53,899
5.875%	07/01/36	40	27,402
6.000%	07/01/34	35	24,499
6.000%	07/01/39	3,100	2,131,188
6.000%	07/01/39	105	72,185
8.000%	07/01/35	9,485	7,789,841
Puerto Rico Commonwealth Aqueduct & Sewer Authority,
Revenue Bonds
5.000%	07/01/33	270	181,904
5.250%	07/01/42	425	281,550
5.750%	07/01/37	270	184,820
6.000%	07/01/38	95	66,029
6.000%	07/01/44	205	139,908
6.000%	07/01/47	75	50,909
Puerto Rico Sales Tax Financing Corp.,
Revenue Bonds
2.476%(s)	08/01/32	515	339,910
5.000%	08/01/43	530	316,028
5.250%	08/01/40	40	28,900
5.250%	08/01/41	3,285	1,995,769
5.250%	08/01/43	175	105,439
5.375%	08/01/38	170	102,428
5.375%	08/01/39	485	291,010
5.500%	08/01/28	485	315,235
5.500%	08/01/37	220	133,929
5.500%	08/01/42	2,075	1,250,229
5.750%	08/01/37	340	214,210
6.000%	08/01/42	1,605	1,019,191
6.500%	08/01/44	20	12,756
8.020%(s)	08/01/37	190	23,404

Interest Rates	Maturity Date		Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Puerto Rico (cont’d.)
8.020%(s)	08/01/38		150	$16,823
8.050%(s)	08/01/35		70	10,201

TOTAL MUNICIPAL BONDS (cost $19,845,500)				17,940,516

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.3%
Aire Valley Mortgages PLC (United Kingdom),
Series 2006-1X, Class 2A1
0.379%(c)	09/20/66	EUR	1,577	1,656,318
Alternative Loan Trust,
Series 2006-HY11, Class A1
0.291%(c)	06/25/36		2,151	1,875,911
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
0.351%(c)	03/25/37		2,417	2,045,626
CHL Mortgage Pass-Through Trust,
Series 2006-OA5, Class 1A1
0.371%(c)	04/25/46		2,077	1,742,503
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M1
1.371%(c)	07/25/24		704	704,245
Series 2015-C01, Class 2M1
1.672%(c)	02/25/25		215	215,598
Freddie Mac REMICS,
Series 3753, Class SK, IO(g)
5.889%(c)	11/15/38		790	110,060
Freddie Mac Strips,
Series 329, Class C1, IO(g)
4.000%	12/15/41		10,813	1,931,437
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-HQ1, Class M3
3.973%(c)	03/25/25		500	503,756
Government National Mortgage Assoc.,
Series 2010-9, Class XD, IO(g)
6.439%(c)	01/16/40		4,615	802,553
Series 2010-9, Class YD, IO(g)
6.639%(c)	01/16/40		1,806	325,906
Series 2010-37, Class SG, IO(g)
5.535%(c)	03/20/40		840	135,162
Series 2011-50, Class PS, IO(g)
5.935%(c)	02/20/41		2,646	404,645
Series 2013-152, Class TS, IO(g)
5.924%(c)	06/20/43		6,307	958,077
Series 2014-56, Class ST, IO(g)
5.939%(c)	12/16/39		3,978	588,797
Series 2014-96, Class SE, IO(g)
5.435%(c)	07/20/44		1,718	237,236
Impac Secured Assets Trust,
Series 2007-1, Class A2
0.331%(c)	03/25/37		2,248	1,774,198
Lehman XS Trust,
Series 2005-7N, Class 1A1A
0.441%(c)	12/25/35		2,317	2,024,077
LSTAR Securities Investment Trust,
Series 2014-2, Class A, 144A
2.171%(c)	12/01/21		716	706,159
Series 2015-3, Class A, 144A
2.176%(c)	03/01/20		530	526,069

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rates	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Paragon Mortgages No 13 PLC (United Kingdom),
Series 13X, Class A2B
0.311%(c)	01/15/39	EUR	2,885	$2,952,268
Paragon Mortgages No 15 PLC (United Kingdom),
Series 15X, Class A2B
0.267%(c)	12/15/39	EUR	1,488	1,513,742
Residential Accredit Loans, Inc.,
Series 2007-QO4, Class A1A
0.361%(c)	05/25/47		3,165	2,621,320
Series 2007-QS1, Class 2A5
6.000%	01/25/37		2,357	1,921,313
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR19, Class 1A
0.861%(c)	01/25/47		1,525	1,236,572
Series 2007-OA4, Class A1A
0.881%(c)	04/25/47		1,206	885,733
Wells Fargo Alternative Loan Trust,
Series 2007-PA2, Class 2A1
0.601%(c)	06/25/37		3,424	2,588,927

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $34,879,457)				32,988,208

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
Federal National Mortgage Assoc.
6.000%	04/01/36-05/01/41		24,329	27,772,060
6.000%	TBA		1,000	1,140,781

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $28,510,574)				28,912,841

U.S. TREASURY OBLIGATIONS — 28.6%
U.S. Treasury Bonds
0.750%	02/15/45		1,000	1,009,370
2.500%	02/15/45		15,100	14,960,793
3.000%	11/15/44		22,700	24,872,458
3.625%	08/15/43		1,200	1,466,437
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16		5,300	5,668,997
0.375%	07/15/23		2,700	2,780,737
0.500%	04/15/15		2,300	2,484,828
0.625%	01/15/24		5,400	5,634,390
1.375%	02/15/44		2,700	3,182,854
U.S. Treasury Notes
1.250%	01/31/20		21,500	21,389,146
1.375%	02/29/20		38,100	38,108,915
1.500%	01/31/22		32,200	31,784,910
1.625%	12/31/19		11,600	11,747,714
2.000%	10/31/21		12,200	12,451,625
2.375%	08/15/24		39,600	41,165,428

TOTAL U.S. TREASURY OBLIGATIONS (cost $215,006,300)				218,708,602

	Shares	Value
PREFERRED STOCKS — 0.2%
Capital Markets — 0.2%
Morgan Stanley, 6.375%	47,710	$1,242,368

Diversified Financial Services
Citigroup Capital XIII, 7.875%	24,598	652,339

TOTAL PREFERRED STOCKS (cost $1,869,966)		1,894,707

TOTAL LONG-TERM INVESTMENTS (cost $702,318,159)		689,759,851

SHORT-TERM INVESTMENTS — 8.5%

Interest Rate	Maturity Date		Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS(n) — 6.5%
Brazil Letras do Tesouro Nacional
12.159%	01/01/16	BRL	2,953	840,937
Mexico Cetes
2.885%	04/30/15	MXN	952,807	6,230,614
2.894%	05/07/15	MXN	697,195	4,556,370
2.904%	04/16/15	MXN	716,307	4,689,628
2.904%	04/23/15	MXN	920,310	6,021,672
2.926%	05/21/15	MXN	1,287,217	8,402,372
2.956%	04/01/15	MXN	294,871	1,932,979
2.993%	05/28/15	MXN	241,710	1,576,841
3.013%	06/04/15	MXN	27,827	181,431
3.104%	06/25/15	MXN	114,826	747,211
3.150%	07/02/15	MXN	137,911	896,624
3.169%	06/11/15	MXN	805,632	5,248,876
3.170%	06/18/15	MXN	1,103,936	7,189,498
3.388%	10/01/15	MXN	139,290	898,111

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $50,832,235)				49,413,164

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,464,313)(w)			2,464,313	2,464,313

Interest Rate	Maturity Date		Principal Amount (000)#
COMMERCIAL PAPER(n) — 0.8%
Barclays Capital Group(g) (cost $5,998,000) 1.020%	03/11/16		5,998	5,996,842

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* — 0.9%
Call Options — 0.5%
Interest Rate Swap Options,
Receive a fixed rate of 2.37% and pay a floating rate based on 3 Month LIBOR, expiring 02/17/16	Goldman Sachs & Co.	182	$247,900
Receive a fixed rate of 2.51% and pay a floating rate based on 3 Month LIBOR, expiring 02/18/16	Goldman Sachs & Co.	147	284,917
Receive a fixed rate of 2.51% and pay a floating rate based on 3 Month LIBOR, expiring 02/19/16	JPMorgan Chase	62	273,142
Receive a fixed rate of 2.75% and pay a floating rate based on 3 Month LIBOR, expiring 02/19/16	JPMorgan Chase	172	223,729
Receive a fixed rate of 2.95% and pay a floating rate based on 3 Month LIBOR, expiring 02/19/16	JPMorgan Chase	176	160,455
Receive a fixed rate of 2.98% and pay a floating rate based on 3 Month LIBOR, expiring 02/19/16	JPMorgan Chase	174	152,383
Receive a fixed rate of 3.00% and pay a floating rate based on 3 Month LIBOR, expiring 02/19/16	JPMorgan Chase	79	66,155
Receive a fixed rate of 2.13% and pay a floating rate based on 3 Month LIBOR, expiring 02/22/16	Citigroup Global Markets	75	168,032
Receive a fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 02/22/16	Deutsche Bank AG	152	348,710
Receive a fixed rate of 2.18% and pay a floating rate based on 3 Month LIBOR, expiring 02/22/16	Citigroup Global Markets	76	181,947
Receive a fixed rate of 2.47% and pay a floating rate based on 3 Month LIBOR, expiring 02/22/16	Deutsche Bank AG	48	198,840

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Call Options (cont’d.)
Receive a fixed rate of 2.97% and pay a floating rate based on 3 Month LIBOR, expiring 02/22/16	JPMorgan Chase	153	$136,542
Receive a fixed rate of 2.14% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Morgan Stanley	84	191,309
Receive a fixed rate of 2.31% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Morgan Stanley	84	257,025
Receive a fixed rate of 2.46% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Deutsche Bank AG	65	266,569
Receive a fixed rate of 2.65% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	JPMorgan Chase	16	7,970
Receive a fixed rate of 2.67% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	JPMorgan Chase	160	77,652
Receive a fixed rate of 2.04% and pay a floating rate based on 3 Month LIBOR, expiring 02/24/16	Morgan Stanley	188	372,328
Receive a fixed rate of 2.08% and pay a floating rate based on 3 Month LIBOR, expiring 02/26/16	Deutsche Bank AG	131	161,777
Receive a fixed rate of 2.38% and pay a floating rate based on 3 Month LIBOR, expiring 02/26/16	Deutsche Bank AG	45	109,062
Receive a fixed rate of 1.96% and pay a floating rate based on 3 Month LIBOR, expiring 08/24/16	Citigroup Global Markets	159	283,758

			4,170,202

Put Options — 0.4%
Interest Rate Swap Options,
Pay a fixed rate of 2.37% and receive a floating rate based on 3 Month LIBOR, expiring 02/17/16	Goldman Sachs & Co.	182	608,393

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Pay a fixed rate of 2.51% and receive a floating rate based on 3 Month LIBOR, expiring 02/18/16	Deutsche Bank AG	147	$646,315
Pay a fixed rate of 2.51% and receive a floating rate based on 3 Month LIBOR, expiring 02/19/16	JPMorgan Chase	62	120,888
Pay a fixed rate of 2.13% and receive a floating rate based on 3 Month LIBOR, expiring 02/22/16	Citigroup Global Markets	75	85,385
Pay a fixed rate of 2.15% and receive a floating rate based on 3 Month LIBOR, expiring 02/22/16	Deutsche Bank AG	152	168,547
Pay a fixed rate of 2.18% and receive a floating rate based on 3 Month LIBOR, expiring 02/22/16	Citigroup Global Markets	76	80,286
Pay a fixed rate of 2.47% and receive a floating rate based on 3 Month LIBOR, expiring 02/22/16	Citigroup Global Markets	48	101,749
Pay a fixed rate of 2.14% and receive a floating rate based on 3 Month LIBOR, expiring 02/23/16	Morgan Stanley	84	94,230
Pay a fixed rate of 2.31% and receive a floating rate based on 3 Month LIBOR, expiring 02/23/16	Morgan Stanley	84	130,562
Pay a fixed rate of 2.46% and receive a floating rate based on 3 Month LIBOR, expiring 02/23/16	Deutsche Bank AG	65	139,886
Pay a fixed rate of 2.04% and receive a floating rate based on 3 Month LIBOR, expiring 02/24/16	Morgan Stanley	188	245,482
Pay a fixed rate of 2.08% and receive a floating rate based on 3 Month LIBOR, expiring 02/26/16	Deutsche Bank AG	131	274,921
Pay a fixed rate of 2.38% and receive a floating rate based on 3 Month LIBOR, expiring 02/26/16	Deutsche Bank AG	45	166,729

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Pay a fixed rate of 1.96% and receive a floating rate based on 3 Month LIBOR, expiring 08/24/16	Citigroup Global Markets	159	$89,426

			2,952,799

TOTAL OPTIONS PURCHASED (cost $8,013,605)			7,123,001

TOTAL SHORT-TERM INVESTMENTS (cost $67,308,153)			64,997,320

TOTAL INVESTMENTS — 98.5% (cost $769,626,312)			754,757,171
Other assets in excess of liabilities(x) — 1.5%			11,174,112

NET ASSETS — 100.0%			$765,931,283

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(g)	Indicates a security that has been deemed illiquid.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of March 31, 2015.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
173	10 Year U.S. Treasury Notes	Jun. 2015	$22,211,228	$ 22,300,781	$89,553
38	20 Year U.S. Treasury Bonds	Jun. 2015	6,106,912	6,227,250	120,338
30	Euro Schatz DUA Index	Jun. 2015	3,586,374	3,587,826	1,452

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts open at March 31, 2015 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
20	Euro-BTP Italian Government Bond	Jun. 2015	$3,021,871	$3,023,161	$1,290

					212,633

Short Positions:
29	2 Year U.S. Treasury Notes	Jun. 2015	6,339,547	6,355,531	(15,984)
10	5 Year Euro-Bobl	Jun. 2015	1,389,217	1,391,691	(2,474)
374	5 Year U.S. Treasury Notes	Jun. 2015	44,800,830	44,958,891	(158,061)
10	10 Year U.K. Gilt	Jun. 2015	1,757,080	1,791,198	(34,118)
329	30 Year U.S. Ultra Treasury Bonds	Jun. 2015	54,904,244	55,888,875	(984,631)
87	Euro-OAT	Jun. 2015	14,403,787	14,597,912	(194,125)

					(1,389,393)

					$(1,176,760)

(1) Cash of $951,653 has been segregated with Barclays Capital Group to cover requirements for open contracts at March 31, 2015.

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/15/15	Westpac Banking Corp.	AUD	678	$533,406	$515,925	$(17,481)
Expiring 06/17/15	Bank of America	AUD	3,270	2,505,638	2,479,639	(25,999)
Expiring 06/17/15	Standard Chartered PLC	AUD	1,645	1,252,371	1,247,402	(4,969)
Expiring 06/17/15	Westpac Banking Corp.	AUD	3,308	2,504,818	2,508,455	3,637
Expiring 06/17/15	Westpac Banking Corp.	AUD	3,171	2,490,567	2,404,567	(86,000)
Brazilian Real,
Expiring 04/02/15	Barclays Capital Group	BRL	3,696	1,258,000	1,157,351	(100,649)
Expiring 04/02/15	JPMorgan Chase	BRL	2,397	754,000	750,509	(3,491)
Expiring 04/02/15	Morgan Stanley	BRL	7,283	2,510,000	2,280,805	(229,195)
Expiring 04/02/15	Morgan Stanley	BRL	3,214	991,000	1,006,563	15,563
Expiring 04/02/15	RBC Dominion Securities	BRL	3,794	1,258,000	1,188,119	(69,881)
Expiring 04/02/15	UBS AG	BRL	4,029	1,253,000	1,261,569	8,569
British Pound,
Expiring 04/13/15	Barclays Capital Group	GBP	494	746,397	732,971	(13,426)
Expiring 04/13/15	Barclays Capital Group	GBP	439	667,726	650,947	(16,779)
Expiring 04/13/15	Barclays Capital Group	GBP	310	476,003	460,404	(15,599)
Expiring 04/13/15	Citigroup Global Markets	GBP	10,445	16,023,800	15,492,656	(531,144)
Expiring 04/13/15	Citigroup Global Markets	GBP	3,554	5,482,704	5,270,713	(211,991)
Expiring 04/13/15	Hong Kong & Shanghai Bank	GBP	306	471,479	453,877	(17,602)
Expiring 04/13/15	RBC Dominion Securities	GBP	1,239	1,882,421	1,838,190	(44,231)
Expiring 06/17/15	Barclays Capital Group	GBP	1,512	2,271,817	2,240,941	(30,876)
Canadian Dollar,
Expiring 05/12/15	Westpac Banking Corp.	CAD	5,134	4,107,346	4,051,273	(56,073)
Expiring 06/17/15	Citigroup Global Markets	CAD	1,583	1,258,000	1,248,422	(9,578)
Expiring 06/17/15	Deutsche Bank AG	CAD	1,603	1,252,000	1,264,491	12,491
Expiring 06/17/15	JPMorgan Chase	CAD	1,597	1,252,000	1,259,556	7,556
Expiring 06/17/15	JPMorgan Chase	CAD	1,597	1,257,000	1,259,566	2,566
Expiring 06/17/15	RBC Dominion Securities	CAD	3,205	2,515,000	2,527,629	12,629
Expiring 06/17/15	RBC Dominion Securities	CAD	3,178	2,516,000	2,506,647	(9,353)
Expiring 06/17/15	RBC Dominion Securities	CAD	3,125	2,500,000	2,464,809	(35,191)
Expiring 06/17/15	RBC Dominion Securities	CAD	1,601	1,251,000	1,262,723	11,723
Expiring 06/17/15	State Street Bank	CAD	1,604	1,250,302	1,265,002	14,700
Chilean Peso,
Expiring 04/24/15	Deutsche Bank AG	CLP	795,776	1,252,500	1,271,654	19,154
Colombian Peso,
Expiring 04/13/15	Bank of America	COP	3,302,055	1,252,000	1,267,924	15,924
Euro,
Expiring 04/28/15	Barclays Capital Group	EUR	4,295	4,694,607	4,620,200	(74,407)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 04/28/15	Citigroup Global Markets	EUR	647	$686,351	$695,957	$9,606
Expiring 06/17/15	Bank of America	EUR	4,668	5,018,964	5,024,707	5,743
Expiring 06/17/15	Bank of America	EUR	2,288	2,502,672	2,462,839	(39,833)
Expiring 06/17/15	Barclays Capital Group	EUR	2,318	2,505,230	2,495,131	(10,099)
Expiring 06/17/15	Barclays Capital Group	EUR	1,856	2,013,257	1,997,827	(15,430)
Expiring 06/17/15	Hong Kong & Shanghai Bank	EUR	2,361	2,505,269	2,541,417	36,148
Expiring 06/17/15	Hong Kong & Shanghai Bank	EUR	2,341	2,485,563	2,520,132	34,569
Expiring 06/17/15	JPMorgan Chase	EUR	2,285	2,502,052	2,459,609	(42,443)
Expiring 06/17/15	JPMorgan Chase	EUR	2,277	2,500,966	2,450,998	(49,968)
Expiring 06/17/15	Morgan Stanley	EUR	7,093	7,524,077	7,635,014	110,937
Expiring 06/17/15	Standard Chartered PLC	EUR	2,332	2,517,651	2,510,201	(7,450)
Expiring 06/17/15	UBS AG	EUR	4,764	5,016,621	5,128,043	111,422
Expiring 06/17/15	UBS AG	EUR	2,356	2,507,097	2,536,034	28,937
Expiring 06/17/15	UBS AG	EUR	2,321	2,516,649	2,498,360	(18,289)
Indian Rupee,
Expiring 04/13/15	Deutsche Bank AG	INR	158,920	2,521,000	2,532,235	11,235
Expiring 04/13/15	UBS AG	INR	227,258	3,629,732	3,621,119	(8,613)
Expiring 04/15/15	RBC Dominion Securities	INR	75,240	1,192,117	1,198,359	6,242
Expiring 04/20/15	Deutsche Bank AG	INR	119,642	1,890,230	1,903,475	13,245
Expiring 04/20/15	Morgan Stanley	INR	119,642	1,890,529	1,903,475	12,946
Expiring 04/27/15	Deutsche Bank AG	INR	78,325	1,250,000	1,244,237	(5,763)
Expiring 04/27/15	Morgan Stanley	INR	95,835	1,532,126	1,522,384	(9,742)
Expiring 04/27/15	Standard Chartered PLC	INR	144,185	2,304,015	2,290,464	(13,551)
Indonesian Rupiah,
Expiring 05/29/15	Deutsche Bank AG	IDR	16,345,385	1,253,000	1,231,407	(21,593)
Japanese Yen,
Expiring 04/20/15	Westpac Banking Corp.	JPY	332,052	2,789,231	2,769,488	(19,743)
Expiring 06/17/15	BNP Paribas	JPY	297,916	2,500,000	2,486,742	(13,258)
Expiring 06/17/15	Hong Kong & Shanghai Bank	JPY	298,609	2,500,000	2,492,520	(7,480)
Expiring 06/17/15	JPMorgan Chase	JPY	298,869	2,500,000	2,494,697	(5,303)
Expiring 06/17/15	State Street Bank	JPY	639,191	5,403,000	5,335,403	(67,597)
Expiring 06/17/15	UBS AG	JPY	302,994	2,505,000	2,529,122	24,122
Expiring 06/17/15	Westpac Banking Corp.	JPY	303,715	2,506,000	2,535,142	29,142
Malaysian Ringgit,
Expiring 04/10/15	Westpac Banking Corp.	MYR	4,456	1,206,519	1,201,935	(4,584)
Expiring 04/10/15	Westpac Banking Corp.	MYR	4,396	1,203,004	1,185,713	(17,291)
Mexican Peso,
Expiring 04/24/15	Bank of America	MXN	29,486	1,931,019	1,929,912	(1,107)
Expiring 04/24/15	JPMorgan Chase	MXN	16,642	1,064,417	1,089,242	24,825
Expiring 04/24/15	RBC Dominion Securities	MXN	158,854	10,284,355	10,397,265	112,910
Expiring 06/17/15	Bank of America	MXN	61,270	3,941,714	3,995,443	53,729
Expiring 06/17/15	Citigroup Global Markets	MXN	39,401	2,512,000	2,569,371	57,371
Expiring 06/17/15	Deutsche Bank AG	MXN	18,844	1,251,000	1,228,852	(22,148)
Expiring 06/17/15	JPMorgan Chase	MXN	60,982	3,939,992	3,976,664	36,672
Expiring 06/17/15	Morgan Stanley	MXN	83,350	5,487,906	5,435,310	(52,596)
Expiring 06/17/15	State Street Bank	MXN	66,550	4,251,605	4,339,779	88,174
Expiring 06/17/15	UBS AG	MXN	19,373	1,257,000	1,263,295	6,295
Expiring 06/17/15	UBS AG	MXN	19,278	1,257,000	1,257,125	125
New Zealand Dollar,
Expiring 04/15/15	Westpac Banking Corp.	NZD	3,748	2,818,324	2,797,864	(20,460)
Expiring 06/17/15	Deutsche Bank AG	NZD	6,798	4,980,568	5,043,595	63,027
Expiring 06/17/15	State Street Bank	NZD	3,355	2,496,221	2,489,153	(7,068)
Russian Ruble,
Expiring 04/13/15	Morgan Stanley	RUB	77,036	1,211,635	1,315,069	103,434
Expiring 04/20/15	Morgan Stanley	RUB	73,464	1,250,000	1,249,718	(282)
Singapore Dollar,
Expiring 06/17/15	Standard Chartered PLC	SGD	3,467	2,504,000	2,521,431	17,431
South African Rand,
Expiring 06/17/15	Hong Kong & Shanghai Bank	ZAR	15,034	1,255,304	1,223,418	(31,886)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
South African Rand (cont’d.),
Expiring 06/17/15	Morgan Stanley	ZAR	30,275	$2,524,843	$2,463,730	$(61,113)
Expiring 06/17/15	Standard Chartered PLC	ZAR	15,055	1,250,000	1,225,115	(24,885)
Expiring 06/17/15	State Street Bank	ZAR	30,061	2,509,786	2,446,280	(63,506)
South Korean Won,
Expiring 04/02/15	Barclays Capital Group	KRW	2,833,787	2,512,000	2,554,051	42,051
Expiring 04/20/15	Barclays Capital Group	KRW	2,831,544	2,499,134	2,550,443	51,309
Swedish Krona,
Expiring 05/13/15	JPMorgan Chase	SEK	22,079	2,617,085	2,565,411	(51,674)
Turkish Lira,
Expiring 06/17/15	Citigroup Global Markets	TRY	3,251	1,251,000	1,225,881	(25,119)
Expiring 06/17/15	Citigroup Global Markets	TRY	3,057	1,150,979	1,152,876	1,897
Expiring 06/17/15	Deutsche Bank AG	TRY	3,363	1,252,000	1,267,943	15,943
Expiring 06/17/15	Deutsche Bank AG	TRY	3,353	1,251,000	1,264,218	13,218
Expiring 06/17/15	JPMorgan Chase	TRY	3,281	1,251,000	1,237,150	(13,850)
Expiring 06/17/15	Morgan Stanley	TRY	6,553	2,444,443	2,470,981	26,538

				$231,276,154	$230,192,270	(1,083,884)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 06/17/15	Bank of America	AUD	3,242	$2,504,630	$2,458,407	$46,223
Expiring 06/17/15	Barclays Capital Group	AUD	3,290	2,487,108	2,494,804	(7,696)
Expiring 06/17/15	Citigroup Global Markets	AUD	3,282	2,496,092	2,488,738	7,354
Expiring 06/17/15	UBS AG	AUD	3,313	2,503,400	2,512,573	(9,173)
Expiring 06/17/15	Westpac Banking Corp.	AUD	3,249	2,488,344	2,463,714	24,630
Expiring 06/17/15	Westpac Banking Corp.	AUD	1,655	1,244,924	1,254,985	(10,061)
Brazilian Real,
Expiring 04/02/15	Hong Kong & Shanghai Bank	BRL	3,112	1,075,648	974,477	101,171
Expiring 04/02/15	Morgan Stanley	BRL	3,915	1,252,000	1,226,137	25,863
Expiring 04/02/15	RBC Dominion Securities	BRL	3,703	1,289,000	1,159,527	129,473
Expiring 04/02/15	UBS AG	BRL	7,221	2,506,000	2,261,389	244,611
Expiring 04/02/15	UBS AG	BRL	4,110	1,251,000	1,287,143	(36,143)
Expiring 04/02/15	UBS AG	BRL	2,309	755,000	722,981	32,019
Expiring 04/17/15	Hong Kong & Shanghai Bank	BRL	28,123	10,449,209	8,772,146	1,677,063
British Pound,
Expiring 04/13/15	Citigroup Global Markets	GBP	894	1,331,495	1,325,931	5,564
Expiring 04/13/15	JPMorgan Chase	GBP	20,064	30,762,755	29,760,749	1,002,006
Canadian Dollar,
Expiring 05/12/15	Deutsche Bank AG	CAD	4,849	3,880,550	3,826,409	54,141
Expiring 06/17/15	Bank of America	CAD	3,187	2,504,000	2,513,552	(9,552)
Expiring 06/17/15	Citigroup Global Markets	CAD	3,169	2,504,000	2,499,787	4,213
Expiring 06/17/15	Citigroup Global Markets	CAD	3,134	2,515,000	2,472,167	42,833
Expiring 06/17/15	Citigroup Global Markets	CAD	1,595	1,252,000	1,257,645	(5,645)
Expiring 06/17/15	JPMorgan Chase	CAD	3,182	2,513,000	2,509,505	3,495
Expiring 06/17/15	JPMorgan Chase	CAD	3,143	2,516,000	2,478,924	37,076
Expiring 06/17/15	RBC Dominion Securities	CAD	3,185	2,512,000	2,512,399	(399)
Expiring 06/17/15	RBC Dominion Securities	CAD	1,601	1,252,000	1,262,454	(10,454)
Expiring 06/17/15	RBC Dominion Securities	CAD	1,573	1,257,000	1,240,701	16,299
Expiring 06/17/15	UBS AG	CAD	1,601	1,252,000	1,262,656	(10,656)
Expiring 06/17/15	UBS Securities	CAD	1,604	1,253,000	1,264,938	(11,938)
Chinese Yuan,
Expiring 06/17/15	Hong Kong & Shanghai Bank	CNY	44,253	6,959,000	7,076,096	(117,096)
Expiring 06/17/15	Hong Kong & Shanghai Bank	CNY	31,426	5,004,000	5,025,036	(21,036)
Expiring 06/17/15	JPMorgan Chase	CNY	19,408	3,054,443	3,103,431	(48,988)
Colombian Peso,
Expiring 04/10/15	Deutsche Bank AG	COP	3,572,989	1,379,000	1,372,480	6,520
Expiring 04/13/15	Deutsche Bank AG	COP	3,296,254	1,261,000	1,265,696	(4,696)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Colombian Peso (cont’d.),
Expiring 04/13/15	JPMorgan Chase	COP	1,049,756	$394,460	$403,086	$(8,626)
Expiring 04/24/15	Deutsche Bank AG	COP	2,090,751	796,022	801,687	(5,665)
Expiring 04/30/15	Bank of America	COP	775,741	302,000	297,227	4,773
Euro,
Expiring 04/28/15	Bank of America	EUR	36,172	39,418,241	38,908,715	509,526
Expiring 04/28/15	Bank of America	EUR	22,216	24,209,953	23,897,012	312,941
Expiring 04/28/15	Bank of America	EUR	1,340	1,460,459	1,441,581	18,878
Expiring 04/28/15	Citigroup Global Markets	EUR	5,361	5,841,335	5,766,649	74,686
Expiring 04/28/15	Citigroup Global Markets	EUR	854	920,040	918,620	1,420
Expiring 04/28/15	State Street Bank	EUR	2,452	2,686,371	2,637,298	49,073
Expiring 06/17/15	Bank of America	EUR	2,362	2,517,396	2,542,493	(25,097)
Expiring 06/17/15	Bank of America	EUR	2,342	2,508,364	2,520,965	(12,601)
Expiring 06/17/15	Barclays Capital Group	EUR	4,742	5,018,378	5,104,304	(85,926)
Expiring 06/17/15	Barclays Capital Group	EUR	2,321	2,527,488	2,498,360	29,128
Expiring 06/17/15	Barclays Capital Group	EUR	2,260	2,496,070	2,432,304	63,766
Expiring 06/17/15	BNP Paribas	EUR	2,339	2,506,741	2,517,735	(10,994)
Expiring 06/17/15	BNP Paribas	EUR	2,309	2,509,276	2,485,443	23,833
Expiring 06/17/15	Citigroup	EUR	7,064	7,517,014	7,603,798	(86,784)
Expiring 06/17/15	Citigroup Global Markets	EUR	2,302	2,503,736	2,477,908	25,828
Expiring 06/17/15	Citigroup Global Markets	EUR	1,851	2,013,556	1,992,660	20,896
Expiring 06/17/15	Deutsche Bank AG	EUR	2,811	3,087,810	3,025,803	62,007
Expiring 06/17/15	Standard Chartered PLC	EUR	4,734	5,011,057	5,095,750	(84,693)
Expiring 06/17/15	UBS AG	EUR	224	237,688	240,831	(3,143)
Indonesian Rupiah,
Expiring 05/29/15	UBS AG	IDR	17,083,558	1,298,340	1,287,018	11,322
Japanese Yen,
Expiring 04/20/15	Westpac Banking Corp.	JPY	148,435	1,242,411	1,238,026	4,385
Expiring 06/17/15	BNP Paribas	JPY	304,194	2,512,000	2,539,146	(27,146)
Expiring 06/17/15	BNP Paribas	JPY	151,208	1,252,000	1,262,149	(10,149)
Expiring 06/17/15	Deutsche Bank AG	JPY	301,533	2,504,000	2,516,933	(12,933)
Expiring 06/17/15	Deutsche Bank AG	JPY	300,607	2,505,000	2,509,202	(4,202)
Expiring 06/17/15	Hong Kong & Shanghai Bank	JPY	302,204	2,505,000	2,522,534	(17,534)
Expiring 06/17/15	JP Morgan Chase	JPY	1,045,262	8,641,458	8,724,925	(83,467)
Expiring 06/17/15	JP Morgan Chase	JPY	302,083	2,504,000	2,521,519	(17,519)
Expiring 06/17/15	RBC Dominion Securities	JPY	607,157	5,008,000	5,068,014	(60,014)
Malaysian Ringgit,
Expiring 04/10/15	Barclays Capital Group	MYR	9,308	2,504,000	2,510,808	(6,808)
Expiring 04/23/15	JPMorgan Chase	MYR	9,296	2,502,000	2,504,534	(2,534)
Expiring 04/24/15	Deutsche Bank AG	MYR	9,343	2,503,000	2,516,951	(13,951)
Expiring 04/30/15	Citigroup Global Markets	MYR	4,647	1,258,000	1,251,202	6,798
Expiring 05/05/15	Deutsche Bank AG	MYR	9,359	2,514,000	2,518,798	(4,798)
Mexican Peso,
Expiring 04/23/15	JPMorgan Chase	MXN	101,205	6,891,233	6,624,459	266,774
Expiring 04/24/15	Barclays Capital Group	MXN	434,647	28,521,995	28,448,331	73,664
Expiring 04/30/15	Deutsche Bank AG	MXN	92,637	6,291,199	6,060,785	230,414
Expiring 05/21/15	Deutsche Bank AG	MXN	127,777	8,513,048	8,347,079	165,969
Expiring 05/28/15	RBC Dominion Securities	MXN	23,990	1,598,824	1,566,339	32,485
Expiring 06/04/15	Bank of America	MXN	2,762	182,231	180,237	1,994
Expiring 06/11/15	Hong Kong & Shanghai Bank	MXN	35,194	2,250,655	2,295,835	(45,180)
Expiring 06/17/15	State Street Bank	MXN	38,561	2,503,000	2,514,586	(11,586)
Expiring 06/18/15	Deutsche Bank AG	MXN	154,273	9,955,649	10,059,570	(103,921)
Expiring 06/25/15	RBC Dominion Securities	MXN	11,158	742,730	727,260	15,470
Expiring 07/02/15	JPMorgan Chase	MXN	13,681	887,817	891,281	(3,464)
Expiring 10/01/15	RBC Dominion Securities	MXN	13,693	883,176	885,998	(2,822)
New Taiwanese Dollar,
Expiring 04/23/15	Barclays Capital Group	TWD	78,703	2,502,000	2,515,382	(13,382)
Expiring 05/04/15	Citigroup Global Markets	TWD	78,591	2,514,000	2,511,859	2,141
Expiring 05/08/15	Hong Kong & Shanghai Bank	TWD	95,324	3,046,285	3,046,730	(445)
Expiring 05/08/15	JPMorgan Chase	TWD	63,693	2,043,401	2,035,731	7,670

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
New Zealand Dollar,
Expiring 04/15/15	Citigroup Global Markets	NZD	3,739	$2,811,167	$2,790,944	$20,223
Expiring 06/17/15	Barclays Capital Group	NZD	556	414,711	412,140	2,571
Expiring 06/17/15	Deutsche Bank AG	NZD	556	412,016	412,140	(124)
Expiring 06/17/15	State Street Bank	NZD	6,871	5,010,404	5,097,478	(87,074)
Expiring 06/17/15	Westpac Banking Corp.	NZD	3,302	2,490,121	2,449,831	40,290
Norwegian Krone,
Expiring 05/13/15	Westpac Banking Corp.	NOK	5,259	676,573	652,005	24,568
Peruvian Nuevo Sol,
Expiring 04/13/15	Hong Kong & Shanghai Bank	PEN	3,925	1,256,000	1,264,390	(8,390)
Russian Ruble,
Expiring 04/13/15	Morgan Stanley	RUB	77,036	1,256,000	1,315,069	(59,069)
Expiring 04/20/15	Morgan Stanley	RUB	78,557	1,251,000	1,336,356	(85,356)
Expiring 04/30/15	Deutsche Bank AG	RUB	148,240	2,514,000	2,509,300	4,700
Singapore Dollar,
Expiring 06/17/15	Deutsche Bank AG	SGD	7,347	5,364,000	5,343,190	20,810
Expiring 06/17/15	UBS AG	SGD	1,668	1,208,720	1,212,757	(4,037)
Expiring 06/17/15	Westpac Banking Corp.	SGD	4,665	3,397,517	3,392,902	4,615
South African Rand,
Expiring 06/17/15	Deutsche Bank AG	ZAR	15,732	1,252,000	1,280,204	(28,204)
Expiring 06/17/15	Morgan Stanley	ZAR	15,575	1,256,000	1,267,408	(11,408)
Expiring 06/17/15	Standard Chartered PLC	ZAR	15,774	1,256,000	1,283,606	(27,606)
Expiring 06/17/15	Standard Chartered PLC	ZAR	15,657	1,252,000	1,274,105	(22,105)
Expiring 06/17/15	Standard Chartered PLC	ZAR	15,523	1,257,000	1,263,249	(6,249)
Expiring 06/17/15	Standard Chartered PLC	ZAR	12,634	1,022,747	1,028,106	(5,359)
South Korean Won,
Expiring 04/02/15	JPMorgan Chase	KRW	2,708,346	2,461,462	2,440,993	20,469
Expiring 04/17/15	UBS AG	KRW	5,512,104	4,896,993	4,965,405	(68,412)
Expiring 04/20/15	Deutsche Bank AG	KRW	2,787,185	2,465,837	2,510,487	(44,650)
Expiring 04/23/15	Citigroup Global Markets	KRW	2,803,466	2,502,000	2,524,891	(22,891)
Expiring 04/27/15	Barclays Capital Group	KRW	2,763,553	2,501,000	2,488,600	12,400
Swedish Krona,
Expiring 05/13/15	RBC Dominion Securities	SEK	23,379	2,771,952	2,716,431	55,521
Expiring 06/17/15	Hong Kong & Shanghai Bank	SEK	21,306	2,485,563	2,477,079	8,484
Swiss Franc,
Expiring 05/12/15	Bank of America	CHF	429	447,948	442,215	5,733
Thai Baht,
Expiring 04/16/15	Deutsche Bank AG	THB	58,136	1,758,400	1,785,218	(26,818)
Turkish Lira,
Expiring 06/17/15	Citigroup Global Markets	TRY	6,660	2,514,000	2,511,417	2,583
Expiring 06/17/15	Deutsche Bank AG	TRY	6,637	2,502,000	2,502,680	(680)
Expiring 06/17/15	Deutsche Bank AG	TRY	3,380	1,258,000	1,274,375	(16,375)
Expiring 06/17/15	Deutsche Bank AG	TRY	3,367	1,261,000	1,269,474	(8,474)
Expiring 06/17/15	Deutsche Bank AG	TRY	3,360	1,258,000	1,266,785	(8,785)
Expiring 06/17/15	Deutsche Bank AG	TRY	3,315	1,257,000	1,250,018	6,982

				$412,027,636	$407,932,275	4,095,361

						$3,011,477

Cross currency exchange contracts outstanding at March 31, 2015:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
06/17/15	Buy	CAD	2,825	CHF	2,223	$ (66,193)	Westpac Banking Corp.
06/17/15	Buy	EUR	1,170	PLZ	4,797	(3,085)	Bank of America
06/17/15	Buy	EUR	1,171	PLZ	4,790	(259)	Bank of America
06/17/15	Buy	EUR	2,228	GBP	1,600	25,950	Barclays Capital Group
06/17/15	Buy	EUR	1,177	GBP	849	7,872	Citigroup Global Markets

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Cross currency exchange contracts outstanding at March 31, 2015 (continued):

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
06/17/15	Buy	EUR	2,327	NOK	20,198	$2,889	Hong Kong & Shanghai Bank
06/17/15	Buy	EUR	4,737	GBP	3,394	67,148	Hong Kong & Shanghai Bank
06/17/15	Buy	EUR	2,336	NOK	20,376	(9,513)	JPMorgan Chase
06/17/15	Buy	EUR	2,374	SEK	21,743	27,598	JPMorgan Chase
06/17/15	Buy	GBP	857	EUR	1,180	26	Barclays Capital Group
06/17/15	Buy	GBP	1,677	EUR	2,279	32,859	Barclays Capital Group
06/17/15	Buy	GBP	1,673	EUR	2,368	(68,629)	BNP Paribas
06/17/15	Buy	HUF	254,592	EUR	824	22,723	Bank of America
06/17/15	Buy	HUF	697,252	EUR	2,277	40,082	Deutsche Bank AG
06/17/15	Buy	PLN	4,679	EUR	1,140	4,266	Bank of America
06/17/15	Buy	PLN	4,721	EUR	1,144	11,213	Barclays Capital Group
06/17/15	Buy	PLN	4,937	EUR	1,184	24,935	Deutsche Bank AG
06/17/15	Buy	SEK	3,563	NZD	556	2,093	Barclays Capital Group
06/17/15	Buy	SEK	3,548	NZD	556	294	Deutsche Bank AG
06/17/15	Buy	SEK	10,479	EUR	1,138	(6,687)	Hong Kong & Shanghai Bank
06/17/15	Buy	SEK	10,526	EUR	1,147	(10,871)	Hong Kong & Shanghai Bank
06/17/15	Buy	SEK	21,568	EUR	2,365	(38,124)	JPMorgan Chase

						$66,587

Interest rate swap agreements outstanding at March 31, 2015:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	32,340	01/04/21	12.040%	Brazilian interbank overnight lending rate(1)	$(195,873)	$—	$(195,873)	Barclays Capital Group
BRL	28,870	01/04/21	13.300%	Brazilian interbank overnight lending rate(1)	156,569	—	156,569	Deutsche Bank AG
BRL	13,480	01/04/21	13.020%	Brazilian interbank overnight lending rate(1)	—	—	—	Deutsche Bank AG
BRL	11,040	01/04/21	12.440%	Brazilian interbank overnight lending rate(1)	(25,285)	—	(25,285)	Credit Suisse First Boston Corp.
BRL	10,040	01/04/21	12.650%	Brazilian interbank overnight lending rate(1)	(1,453)	—	(1,453)	Deutsche Bank AG
BRL	8,460	01/04/21	12.480%	Brazilian interbank overnight lending rate(1)	(16,149)	—	(16,149)	JPMorgan Chase
BRL	7,490	01/04/21	12.440%	Brazilian interbank overnight lending rate(1)	(16,965)	—	(16,965)	Deutsche Bank AG
BRL	3,190	01/04/21	12.590%	Brazilian interbank overnight lending rate(1)	(1,642)	—	(1,642)	Barclays Capital Group
BRL	1,730	01/04/21	12.570%	Brazilian interbank overnight lending rate(1)	(1,543)	—	(1,543)	JPMorgan Chase
GBP	2,190	12/09/24	3.150%	12 month UKRPI(2)	(125,472)	—	(125,472)	Barclays Capital Group
GBP	2,190	12/09/29	3.380%	12 month UKRPI(1)	192,534	—	192,534	Barclays Capital Group
GBP	1,700	12/09/39	3.570%	12 month UKRPI(1)	250,551	—	250,551	Barclays Capital Group
GBP	1,700	12/09/44	3.560%	12 month UKRPI(2)	(297,428)	—	(297,428)	Barclays Capital Group
KRW	3,156,620	10/06/17	2.240%	3 month KWCDC(1)	39,884	—	39,884	Citigroup Global Markets
KRW	2,190,860	10/06/17	2.240%	3 month KWCDC(1)	28,014	—	28,014	Deutsche Bank AG

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.)
KRW	2,438,940	10/13/17	2.250%	3 month KWCDC(1)	$30,633	$2	$30,631	Deutsche Bank AG
KRW	10,562,040	10/14/17	2.240%	3 month KWCDC(1)	134,586	—	134,586	Citigroup Global Markets
KRW	7,815,880	10/15/17	2.250%	3 month KWCDC(1)	101,780	—	101,780	Deutsche Bank AG
KRW	2,036,710	10/28/17	2.170%	3 month KWCDC(1)	22,660	—	22,660	Barclays Capital Group
KRW	5,029,550	11/04/17	2.120%	3 month KWCDC(1)	42,369	—	42,369	Barclays Capital Group
KRW	3,004,440	11/04/17	2.120%	3 month KWCDC(1)	26,406	—	26,406	Barclays Capital Group
KRW	2,113,920	11/07/17	2.120%	3 month KWCDC(1)	16,278	—	16,278	Barclays Capital Group
KRW	21,486,380	08/06/24	2.970%	3 month KWCDC(2)	(1,608,327)	—	(1,608,327)	Bank of America
MXN	11,710	08/16/24	7.260%	28 day Mexican interbank rate(1)	9,983	—	9,983	Deutsche Bank AG
MXN	13,470	08/19/24	7.260%	28 day Mexican interbank rate(1)	11,283	—	11,283	Bank of America
MXN	12,680	10/03/24	7.280%	28 day Mexican interbank rate(1)	(10,678)	—	(10,678)	Deutsche Bank AG
MYR	1,720	12/12/24	4.850%	3 month KLIBOR(1)	7,872	—	7,872	Bank of America
MYR	5,850	01/06/25	4.780%	3 month KLIBOR(1)	21,771	—	21,771	Barclays Capital Group
MYR	5,490	01/06/25	4.760%	3 month KLIBOR(1)	19,535	—	19,535	Barclays Capital Group
MYR	5,490	01/06/25	4.320%	3 month KLIBOR(2)	7,014	—	7,014	Citigroup Global Markets

					$(1,181,093)	$2	$(1,181,095)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
AUD	24,380	12/18/24	4.500%	6 month BBSW(2)	$(1,048,526)	$(1,071,895)	$(23,369)
AUD	8,110	06/17/25	3.000%	6 month BBSW(2)	(36,589)	(155,276)	(118,687)
CAD	1,630	06/17/25	2.750%	3 month CDOR(2)	(71,198)	(105,902)	(34,704)
CAD	1,130	12/18/34	3.750%	3 month CDOR(1)	50,133	48,651	(1,482)
CAD	1,750	12/20/44	2.750%	3 month CDOR(1)	3,411	18,460	15,049
CHF	4,670	12/18/24	1.500%	6 month LIBOR(2)	(303,271)	(221,483)	81,788
EUR	12,300	06/17/20	0.750%	6 month Euribor(1)	317,052	320,741	3,689
EUR	50,980	12/18/24	1.500%	6 month Euribor(2)	(1,172,615)	(1,783,589)	(610,974)
EUR	11,160	02/20/25	1.100%	6 month Euribor(1)	42,658	143,722	101,064
EUR	44,670	02/27/25	1.150%	6 month Euribor(1)	148,382	689,546	541,164
EUR	15,070	06/17/25	1.500%	3 month LIBOR(2)	(1,268,813)	(1,492,138)	(223,325)
EUR	14,670	02/20/30	1.500%	6 month Euribor(2)	(75,400)	(332,122)	(256,722)
EUR	41,250	02/27/30	1.350%	6 month Euribor(1)	(318,814)	(1,692,357)	(1,373,543)
EUR	30,420	12/18/34	2.250%	6 month Euribor(1)	(2,318,423)	(3,748,618)	(1,430,195)
EUR	11,920	02/27/35	1.400%	6 month Euribor(1)	101,498	800,560	699,062
EUR	19,200	12/20/44	2.500%	6 month Euribor(2)	(1,849,835)	(2,902,753)	(1,052,918)
EUR	9,850	02/03/45	1.500%	6 month Euribor(2)	(20,317)	(1,059,340)	(1,039,023)
GBP	13,540	06/17/17	1.750%	6 month LIBOR(2)	(239,682)	(312,830)	(73,148)
GBP	5,950	12/18/24	2.250%	6 month LIBOR(2)	(42,378)	(105,653)	(63,275)
GBP	2,200	06/17/25	1.500%	6 month LIBOR(2)	172,658	67,485	(105,173)
GBP	6,960	12/18/34	3.250%	6 month LIBOR(2)	(816,939)	(876,478)	(59,539)
GBP	600	04/15/39	2.060%	6 month LIBOR(2)	(16,370)	(1,718)	14,652
GBP	11,680	06/17/45	2.000%	6 month LIBOR(2)	341,708	(24,207)	(365,915)
JPY	5,681,520	12/19/23	1.250%	6 month LIBOR(1)	1,165,296	1,238,752	73,456
JPY	1,457,800	02/20/25	0.900%	6 month LIBOR(2)	(16,220)	(15,753)	467
JPY	3,129,135	06/17/25	0.750%	6 month LIBOR(1)	329,550	373,298	43,748
JPY	720,750	12/16/25	1.000%	6 month LIBOR(1)	8,101	5,928	(2,173)
JPY	1,887,350	02/20/30	1.700%	6 month LIBOR(1)	38,348	109,612	71,264

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements (cont’d.)
JPY	1,663,990	12/18/34	2.250%	6 month LIBOR(2)	$396,522	$612,840	$216,318
JPY	1,417,060	12/20/44	2.250%	6 month LIBOR(2)	195,940	307,123	111,183
JPY	2,538,835	02/03/45	1.750%	6 month LIBOR(1)	(590,309)	(269,280)	321,029
JPY	1,551,030	06/17/45	1.500%	6 month LIBOR(1)	250,453	420,647	170,194
MXN	17,260	12/03/24	7.390%	28 day Mexican interbank rate(1)	—	17,219	17,219
MXN	10,630	12/03/24	7.390%	28 day Mexican interbank rate(1)	—	10,730	10,730
MXN	13,840	02/11/25	6.780%	28 day Mexican interbank rate(2)	—	6,567	6,567
NOK	429,890	05/11/17	1.000%	6 month NIBOR(1)	(120,640)	(199,295)	(78,655)
NOK	67,655	12/18/24	3.500%	6 month NIBOR(2)	(376,417)	(462,465)	(86,048)
NZD	8,990	06/17/20	3.500%	3 month New Zealand Bank Bill(1)	(39,232)	(39,200)	32
NZD	2,630	12/18/24	4.000%	3 month New Zealand Bank Bill(2)	(7,276)	(7,430)	(154)
NZD	1,450	06/17/25	3.750%	3 month New Zealand Bank Bill(1)	(13,101)	(907)	12,194
PLN	3,610	06/17/19	3.010%	6 month WIBOR(1)	18,300	64,717	46,417
PLN	3,610	06/17/19	3.000%	6 month WIBOR(2)	—	(64,595)	(64,595)
SEK	112,680	06/17/20	0.500%	3 month STIBOR(2)	(31,601)	(28,803)	2,798
SEK	8,530	06/17/25	1.500%	3 month STIBOR(2)	(24,169)	(47,548)	(23,379)
	100,100	06/17/15	2.500%	3 month LIBOR(2)	(2,748,843)	(4,238,272)	(1,489,429)
	1,120	06/17/15	2.750%	3 month LIBOR(1)	43,884	68,717	24,833
	16,550	06/17/17	1.250%	3 month LIBOR(2)	(88,553)	(102,814)	(14,261)
	109,880	06/17/20	2.250%	3 month LIBOR(2)	(1,915,587)	(3,336,965)	(1,421,378)
	21,385	12/19/23	4.500%	3 month LIBOR(1)	1,575,833	1,959,111	383,278
	87,000	06/17/30	2.250%	3 month LIBOR(2)	2,520,684	248,140	(2,272,544)
	30,500	12/18/34	3.750%	3 month LIBOR(1)	2,269,528	2,365,979	96,451
	9,900	06/17/35	2.250%	3 month LIBOR(1)	(418,810)	(173,159)	245,651
	17,030	12/20/44	3.500%	3 month LIBOR(1)	839,193	898,340	59,147
	7,100	02/03/45	2.500%	3 month LIBOR(2)	115,736	141,725	25,989
	1,465	06/17/45	3.250%	3 month LIBOR(2)	232,865	272,263	39,398
ZAR	22,910	03/10/25	8.740%	3 month JIBAR(1)	—	18,697	18,697
ZAR	30,470	03/13/25	8.650%	3 month JIBAR(1)	—	18,512	18,512
ZAR	22,690	03/18/25	8.530%	3 month JIBAR(1)	—	7,331	7,331

					$(4,812,195)	$(13,617,432)	$(8,805,237)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2015(4)	Fair Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Republic of China	06/20/19	1.000%	38,800	*	$ (470,557)	$ (188,309)	$ (282,248)	JPMorgan Chase
Republic of China	06/20/19	1.000%	8,000	*	(97,022)	(38,604)	(58,418)	Barclays Capital Group

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Credit default swap agreements outstanding at March 31, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2015(4)	Fair Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(2) (cont’d.)
Republic of China	06/20/19	1.000%	3,510	*	$(42,568)	$(23,826)	$(18,742)	Citigroup Global Markets
Republic of China	06/20/19	1.000%	2,250	*	(27,287)	(34,628)	7,341	Citigroup Global Markets
Republic of China	06/20/19	1.000%	1,890	*	(22,921)	(12,495)	(10,426)	Citigroup Global Markets
Republic of China	06/20/19	1.000%	1,690	*	(20,496)	(10,953)	(9,543)	Citigroup Global Markets
Republic of China	06/20/19	1.000%	1,550	*	(18,798)	(16,840)	(1,958)	Citigroup Global Markets
Republic of China	06/20/19	1.000%	1,370	*	(16,615)	(17,809)	1,194	Citigroup Global Markets
Republic of China	06/20/19	1.000%	930	*	(11,279)	(6,077)	(5,202)	Citigroup Global Markets
Republic of China	06/20/19	1.000%	900	*	(10,915)	(5,781)	(5,134)	Citigroup Global Markets
Republic of China	06/20/19	1.000%	720	*	(8,732)	(5,063)	(3,669)	JPMorgan Chase
Republic of China	06/20/19	1.000%	690	*	(8,368)	(6,745)	(1,623)	Citigroup Global Markets
Republic of China	06/20/19	1.000%	350	*	(4,245)	(2,137)	(2,108)	Bank of America
Republic of China	06/20/19	1.000%	290	*	(3,517)	(1,969)	(1,548)	Bank of America
Republic of China	06/20/19	1.000%	150	*	(1,819)	(945)	(874)	JPMorgan Chase

					$(765,139)	$(372,181)	$(392,958)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2015(5)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.NA.IG.23	12/20/19	1.000%	$15,825	$255,944	$267,392	$11,448
CDX.NA.IG.24	06/20/20	1.000%	9,950	181,116	183,133	2,017

				$437,060	$450,525	$13,465

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2015(5)	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices – Buy Protection(2):
CDX.NA.HY.23	12/20/19	5.000%	$2,575	$(138,124)	$(214,610)	$(76,486)

Cash of $15,234,517 has been segregated with Barclays Capital Group to cover requirements for open exchange-traded interest rate and credit default swap contracts at March 31, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referencedentity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on corporate and/or sovereign issues and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Total return swap agreements outstanding at March 31, 2015:

Counterparty	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston Corp.	12,200	Pay fixed rate payments on IOS.FN30.300.12 Index and receive variable payments on the one month LIBOR.	$129,625	$—	$129,625
Credit Suisse First Boston Corp.	2,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one month LIBOR.	(35,938)	(11,102)	(24,836)
Credit Suisse First Boston Corp.	1,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one month LIBOR.	(17,969)	1,719	(19,688)
Credit Suisse First Boston Corp.	1,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one month LIBOR.	(17,969)	(16,029)	(1,940)
Credit Suisse First Boston Corp.	1,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one month LIBOR.	(17,969)	(21,173)	3,204
Credit Suisse First Boston Corp.	1,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one month LIBOR.	(17,969)	(18,714)	745
JPMorgan Chase	3,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one month LIBOR.	(53,906)	(9,618)	(44,288)

			$(32,095)	$(74,917)	$42,822

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$93,369,035	$—
Residential Mortgage-Backed Securities	—	9,130,783	—
Bank Loans	—	50,029,185	—
Commercial Mortgage-Backed Securities	—	45,325,524	—
Corporate Bonds	—	115,924,679	—
Foreign Government Bonds	—	75,535,771	—
Municipal Bonds	—	17,940,516	—
Residential Mortgage-Backed Securities	—	32,988,208	—
U.S. Government Agency Obligations	—	28,912,841	—
U.S. Treasury Obligations	—	218,708,602	—
Preferred Stocks	1,894,707	—	—
Affiliated Money Market Mutual Fund	2,464,313	—	—
Foreign Treasury Obligations	—	49,413,164	—
Commercial Paper	—	5,996,842	—
Options Purchased	—	7,123,001	—
Other Financial Instruments*
Financial Futures Contracts	(1,176,760)	—	—
Foreign Forward Currency Contracts	—	3,011,477	—
Cross Currency Exchange Contracts	—	66,587	—
Over-the-counter interest rate swaps	—	(1,181,093)	—
Exchange-traded interest rate swaps	—	(8,805,237)	—
Over-the-counter credit default swaps	—	(765,139)	—
Exchange-traded credit default swaps	—	(63,021)	—
Total Return Swaps	—	(32,095)	—

Total	$3,182,260	$742,629,630	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value at 03/31/15
Credit contracts	$(828,160)
Foreign exchange contracts	3,078,064
Interest rate contracts	(4,072,184)

Total	$(1,822,280)

AST HERNDON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS
Aerospace & Defense — 5.8%
Lockheed Martin Corp.	146,891	$29,812,997
Rockwell Collins, Inc.	197,813	19,098,845

		48,911,842

Air Freight & Logistics — 1.8%
United Parcel Service, Inc. (Class B Stock)	158,642	15,378,755

Airlines — 0.6%
Copa Holdings SA (Panama) (Class A Stock)(a)	46,072	4,651,890

Biotechnology — 1.9%
Gilead Sciences, Inc.*	161,944	15,891,565

Capital Markets — 4.0%
Eaton Vance Corp.(a)	397,584	16,555,398
Waddell & Reed Financial, Inc. (Class A Stock)	344,704	17,076,636

		33,632,034

Chemicals — 7.0%
CF Industries Holdings, Inc.	64,632	18,334,806
LyondellBasell Industries NV (Class A Stock)	200,416	17,596,525
NewMarket Corp.	47,005	22,458,989

		58,390,320

Consumer Finance — 2.4%
Discover Financial Services	364,289	20,527,685

Diversified Financial Services — 8.1%
CBOE Holdings, Inc.	438,714	25,184,377
McGraw Hill Financial, Inc.	219,357	22,681,514
Moody’s Corp.	193,896	20,126,405

		67,992,296

Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	352,047	17,120,046

Energy Equipment & Services — 3.3%
Atwood Oceanics, Inc.	351,026	9,867,341
Oil States International, Inc.*(a)	438,067	17,421,925

		27,289,266

Food Products — 2.8%
Campbell Soup Co.(a)	512,289	23,847,053

Health Care Equipment & Supplies — 0.9%
Baxter International, Inc.	115,479	7,910,311

Hotels, Restaurants & Leisure — 0.9%
Yum! Brands, Inc.	99,692	7,847,754

Household Products — 2.5%
Colgate-Palmolive Co.	307,491	21,321,426

Insurance — 1.7%
Aflac, Inc.	221,024	14,147,746

IT Services — 2.6%
Western Union Co. (The)(a)	1,051,737	21,886,647

Oil, Gas & Consumable Fuels — 16.5%
Apache Corp.	292,220	17,629,633
ConocoPhillips	352,541	21,949,203
Continental Resources, Inc.*	285,901	12,485,297
Exxon Mobil Corp.	275,110	23,384,350
Marathon Petroleum Corp.	264,404	27,072,325
SM Energy Co.	262,445	13,563,158

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Valero Energy Corp.	353,599	$22,495,968

		138,579,934

Pharmaceuticals — 3.0%
Mylan NV*	426,962	25,340,195

Professional Services — 2.3%
Verisk Analytics, Inc. (Class A Stock)*	264,793	18,906,220

Real Estate Investment Trusts (REITs) — 2.6%
Apartment Investment & Management Co. (Class A Stock)	550,350	21,661,776

Software — 2.3%
Microsoft Corp.	483,760	19,667,263

Specialty Retail — 6.1%
Ross Stores, Inc.	213,481	22,492,358
TJX Cos., Inc. (The)	405,418	28,399,531

		50,891,889

Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	287,906	35,824,143
Western Digital Corp.	252,652	22,993,858

		58,818,001

Thrifts & Mortgage Finance — 2.5%
Nationstar Mortgage Holdings, Inc.*(a)	837,471	20,744,157

Tobacco — 5.4%
Altria Group, Inc.	487,677	24,393,603
Philip Morris International, Inc.	282,487	21,279,746

		45,673,349

TOTAL LONG-TERM INVESTMENTS (cost $715,746,926)		807,029,420

SHORT-TERM INVESTMENT — 11.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $97,140,648; includes $64,720,352 of cash collateral for securities on loan)(b)(w)	97,140,648	97,140,648

TOTAL INVESTMENTS — 107.6% (cost $812,887,574)		904,170,068
Liabilities in excess of other assets — (7.6)%		(64,023,895)

NET ASSETS — 100.0%		$840,146,173

AST HERNDON LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $63,293,325; cash collateral of $64,720,352 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$48,911,842	$—	$—
Air Freight & Logistics	15,378,755	—	—
Airlines	4,651,890	—	—
Biotechnology	15,891,565	—	—
Capital Markets	33,632,034	—	—
Chemicals	58,390,320	—	—
Consumer Finance	20,527,685	—	—
Diversified Financial Services	67,992,296	—	—
Diversified Telecommunication Services	17,120,046	—	—
Energy Equipment & Services	27,289,266	—	—
Food Products	23,847,053	—	—
Health Care Equipment & Supplies	7,910,311	—	—
Hotels, Restaurants & Leisure	7,847,754	—	—
Household Products	21,321,426	—	—
Insurance	14,147,746	—	—
IT Services	21,886,647	—	—
Oil, Gas & Consumable Fuels	138,579,934	—	—
Pharmaceuticals	25,340,195	—	—
Professional Services	18,906,220	—	—
Real Estate Investment Trusts (REITs)	21,661,776	—	—
Software	19,667,263	—	—
Specialty Retail	50,891,889	—	—
Technology Hardware, Storage & Peripherals	58,818,001	—	—
Thrifts & Mortgage Finance	20,744,157	—	—
Tobacco	45,673,349	—	—
Affiliated Money Market Mutual Fund	97,140,648	—	—

Total	$904,170,068	$—	$—

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.9%

BANK LOANS(c) — 3.6%

Airlines — 0.1%
Delta Air Lines, Inc., 2014 Term Loan B-1	3.250%	10/18/18	1,459	$1,456,984

Automobiles — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc., Tranche Term Loan B	3.250%	12/31/18	1,103	1,101,033

Building Products
Quikrete Holdings, Inc., Initial Loan (Second Lien)	7.000%	03/26/21	95	95,534

Chemicals — 0.1%
Arizona Chemical US, Inc., Initial Term Loan (First Lien)	7.500%	06/10/22	174	171,099
Axalta Coating Systems, Refinanced Term Loan B	3.750%	02/01/20	993	986,365
OCI Beaumont LLC, Term Loan B-3	5.500%	08/20/19	71	71,007

				1,228,471

Diversified Financial Services
Ascensus, Inc., Initial Term Loan	9.000%	12/02/20	120	119,625
Stardust Finance Holdings, Inc., Senior Lien Term Loan	6.500%	02/26/22	363	362,321

				481,946

Diversified Telecommunication Services — 0.1%
Altice Financing SA, Term Loan	5.500%	07/02/19	518	525,566
Cincinnati Bell, Inc., Tranche Term Loan B	4.000%	08/09/20	85	84,558
Cincinnati Bell, Inc., Tranche Term Loan B	4.000%	09/10/20	43	43,252
Riverbed Techology, Inc., Term Loan B 1	6.000%	02/24/22	267	269,403
XO Communications LLC, Initial Term Loan	4.250%	03/25/21	205	205,300
Zayo Group LLC, Term Loan	4.000%	07/02/19	98	98,054

				1,226,133

Electric Utilities — 0.4%
Energy Future Intermediate Holding Co. LLC, Term Loan	4.250%	06/12/16	315	315,947
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Non-Extending)(i)	4.668%	10/10/16	3,975	2,414,680
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending)(i)	4.668%	10/10/17	6,875	4,123,151

				6,853,778

Electronic Equipment, Instruments & Components
CDW LLC/CDW Finance Corp., Term Loan	3.250%	04/29/20	263	260,702

Energy Equipment & Services — 0.1%
Drillships Financing Holding, Inc., Term Loan	5.500%	07/08/21	212	175,213
Floatel International Ltd., Initial Term Loan	6.000%	06/27/20	405	294,829
Veresen Midstream, New Term Loan	6.000%	02/18/22	325	324,431

				794,473

Food & Staples Retailing — 0.3%
Albertson’s LLC, Term Loan B-4	5.500%	08/25/21	740	745,861
Rite Aid Corp., Tranche Term Loan 2 (Second Lien)	4.875%	06/21/21	2,417	2,418,141

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Food & Staples Retailing (cont’d.)
SUPERVALU, Inc., New Term Loan	4.500%	03/21/19	1,213	$1,216,566

				4,380,568

Food Products — 0.1%
Dole Food Co., Inc., Tranche Term Loan B	4.500%	11/01/18	873	874,858
Pinnacle Foods Finance LLC, Tranche Term Loan G	3.000%	04/29/20	1,303	1,297,337

				2,172,195

Health Care Providers & Services
InVentiv Health, Inc., Term Loan B-4	7.750%	05/15/18	660	661,480

Hotels, Restaurants & Leisure — 0.2%
American Casino & Entertainment, Repriced Term Loan (First Lien)	4.500%	07/03/19	400	400,909
Formula One Group, Second Lien Facility	7.750%	07/29/22	650	645,396
Intrawest Operations Group LLC, Initial Term Loan	5.500%	12/09/20	229	230,671
ROC Finance LLC, Funded Term Loan B	5.000%	06/20/19	1,153	1,111,265
Scientific Games International, Inc., Initial Term Loan	6.000%	09/30/20	109	108,912
Scientific Games International, Inc., Initial Term Loan	6.000%	10/18/20	140	139,885
Shingle Springs Tribal Gaming Authority, Term Facility	6.250%	08/29/19	420	421,527
Station Casinos LLC, Term Loan B	4.250%	03/02/20	361	361,737

				3,420,302

Household Durables — 0.1%
Serta Simmons Holdings LLC, Term Loan B	4.250%	10/01/19	842	843,321

Independent Energy
NFR Energy LLC, Term Loan (Second Lien)	8.750%	12/31/18	667	326,040

IT Services — 0.1%
First Data Corp., 2018B Second New Term Loan	3.674%	09/24/18	724	723,189
Syniverse Holdings, Inc., Tranche Term Loan B	4.000%	04/23/19	915	859,171

				1,582,360

Machinery
Gardner Denver, Inc., Term Loan	4.250%	07/30/20	125	118,484

Media — 0.7%
Clear Channel Communications, Inc., Tranche Term Loan D	6.928%	01/30/19	2,163	2,053,784
Clear Channel Communications, Inc., Tranche Term Loan E	7.678%	07/30/19	797	766,707
Cumulus Media, Term Loan	4.250%	12/23/20	950	931,713
Entercom Radio LLC, Term Loan B-2	4.000%	11/23/18	226	225,993
MTL Publishing LLC, Term Loan B-2	3.750%	06/29/18	256	255,213
NEP/NCP Holdco, Inc., Term Loan (Second Lien)	9.500%	07/22/20	156	152,599
Radio One, Inc., Term Loan	7.500%	03/31/16	1,201	1,194,640
TWCC Holding Corp., Term Loan	3.500%	02/13/17	1,088	1,041,632
Univision Communications, Inc., 2013 Incremental Term Loan	4.000%	03/01/20	323	322,530
Univision Communications, Inc., Replacement Term Loan (First-Lien)	4.000%	03/01/20	2,517	2,510,733

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Media (cont’d.)
Vertis, Inc., Term Loan(g)(i)	14.000%	12/21/15	1,758	$5,823
Visant Corp., Term Loan	7.000%	07/29/21	997	1,002,481
Warner Music Group, Tranche Refinancing Term Loan B	3.750%	07/01/20	322	313,690

				10,777,538

Metals & Mining
FMG Resources PTY Ltd., Term Loan	3.750%	06/30/19	349	315,325

Multiline Retail — 0.1%
J.C. Penney Co., Inc., Loan	6.000%	05/22/18	1,990	1,983,837

Oil, Gas & Consumable Fuels — 0.1%
Alon USA Partners LP, Tranche Term Loan B	9.250%	11/26/18	201	198,921
Fieldwood Energy LLC, Closing Date Loan (Second Lien)	8.375%	09/30/20	805	587,078
Peabody Energy Corp., Term Loan	4.250%	09/24/20	399	358,091
Shelf Drilling Holdings Ltd., Term Loan	10.000%	10/08/18	370	247,900
Stallion Oilfield, Loan	8.000%	06/19/18	393	284,001

				1,675,991

Pharmaceuticals
Valeant Pharmaceuticals International, Inc., Term Loan BF2-D	4.500%	03/16/22	525	527,205

Real Estate Management & Development
Realogy Corp., Extended Synthetic Commitment	4.400%	10/10/16	33	33,087

Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Cayman Ltd., Term Loan	3.750%	05/06/21	784	785,215
Freescale Semiconductor, Inc., Tranche Term Loan B-4	4.250%	02/28/20	490	490,922

				1,276,137

Software — 0.1%
Avaya, Inc., Term Loan B-3	4.676%	10/26/17	950	934,439

Specialty Retail — 0.1%
J.Crew Group, Inc., Initial Loan	4.000%	02/28/21	961	890,707
PetSmart, Inc., Term Loan	5.000%	02/09/22	536	539,488

				1,430,195

Technology — 0.6%
Dell, Inc., Term Loan B	4.500%	04/29/20	239	240,952
Evergreen Skills Lux Sarl, Term Loan	9.250%	04/28/22	4,825	4,523,437
GO Daddy Operating Co. LLC, Initial Term Loan	4.500%	05/01/21	923	925,706
Kronos, Inc., Term Loan B-2	9.750%	04/30/20	2,992	3,063,065

				8,753,160

Transportation Services
Ceva Group PLC, Canadian Term Loan	6.500%	03/19/21	9	8,204
Ceva Group PLC, Dutch BV Term Loan	6.500%	03/19/21	51	47,583
Ceva Group PLC, US Term Loan	6.500%	03/30/21	70	65,632
Ceva Logistics Canada ULC, Pre-Funded L/C Loan	6.500%	03/19/21	49	45,578
Overseas Shipholding OSG, Initial Term Loan	5.250%	08/05/19	233	232,301

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Transportation Services (cont’d.)
Ozburn-Hessey Holding Co. LLC, Term Loan	7.750%	05/22/19	197	$196,634

				595,932

Water Utilities — 0.1%
WTG Holdings III Corp., Term Loan (Second Lien)	8.500%	01/15/22	700	683,375

TOTAL BANK LOANS (cost $61,150,077)				55,990,025

CORPORATE BONDS — 91.8%

Aerospace & Defense — 1.3%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%	04/15/19	2,843	2,786,140
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.000%	10/15/22	1,025	962,219
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	01/15/23	829	783,405
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.500%	03/15/18	450	478,406
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.500%	03/15/25	1,650	1,628,344
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.750%	03/15/20	147	153,835
Bombardier, Inc. (Canada), Unsec’d. Notes, 144A	5.500%	09/15/18	170	169,787
Esterline Technologies Corp., Gtd. Notes	7.000%	08/01/20	1,000	1,042,500
Kratos Defense & Security Solutions, Inc., Sr. Sec’d. Notes	7.000%	05/15/19	349	304,503
LMI Aerospace, Inc., Sec’d. Notes, 144A	7.375%	07/15/19	1,250	1,259,375
Orbital ATK, Inc., Gtd. Notes, 144A	5.250%	10/01/21	1,487	1,509,305
Sequa Corp., Gtd. Notes, 144A (original cost $2,691,844; purchased 12/10/12 - 12/17/13)(a)(f)(g)	7.000%	12/15/17	2,675	2,140,000
Spirit AeroSystems, Inc., Gtd. Notes	5.250%	03/15/22	244	253,760
TransDigm, Inc., Gtd. Notes	6.000%	07/15/22	2,528	2,528,000
TransDigm, Inc., Gtd. Notes	6.500%	07/15/24	3,565	3,582,825
TransDigm, Inc., Gtd. Notes(a)	7.500%	07/15/21	550	591,250
Transocean, Inc., Gtd. Notes(a)	6.375%	12/15/21	865	727,681
Transocean, Inc., Gtd. Notes	6.500%	11/15/20	185	155,169

				21,056,504

Air Freight & Logistics — 0.2%
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A(a)	7.875%	09/01/19	3,000	3,176,250

Airlines — 0.4%
Continental Airlines 2003-ERJ1 Pass-Through Trust, Pass-Through Certificates	7.875%	01/02/20	388	409,382
Continental Airlines 2004-ERJ1 Pass-Through Trust, Pass-Through Certificates	9.558%	03/01/21	274	304,575
Continental Airlines 2012-3 Class C Pass-Through Trust, Pass-Through Certificates	6.125%	04/29/18	692	730,060
Delta Air Lines 2012-1 Class B Pass-Through Trust, Pass-Through Certificates, 144A	6.875%	05/07/19	385	426,024
UAL 2007-1 Pass-Through Trust, Pass-Through Certificates	6.636%	01/02/24	634	684,967
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	9.750%	07/15/18	522	579,826

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
US Airways 2012-2 Class B Pass-Through Trust, Pass-Through Certificates	6.750%		12/03/22	484	$523,170
US Airways 2013-1 Class B Pass-Through Trust, Pass-Through Certificates(a)	5.375%		05/15/23	2,221	2,315,028

					5,973,032

Auto Components — 1.3%
Allison Transmission, Inc., Gtd. Notes, 144A	7.125%		05/15/19	2,150	2,240,300
American Axle & Manufacturing, Inc., Gtd. Notes	6.250%		03/15/21	1,425	1,499,813
American Axle & Manufacturing, Inc., Gtd. Notes	6.625%		10/15/22	1,625	1,742,813
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%		11/15/19	200	227,500
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	350	364,000
Dana Holding Corp., Sr. Unsec’d. Notes	6.750%		02/15/21	2,400	2,532,000
Goodyear Tire & Rubber Co. (The), Gtd. Notes	7.000%		05/15/22	2,038	2,231,610
Lear Corp., Gtd. Notes	5.250%		01/15/25	2,150	2,193,000
MPG Holdco I, Inc., Gtd. Notes, 144A(a)	7.375%		10/15/22	743	794,081
Pittsburgh Glass Works LLC, Sr. Sec’d. Notes, 144A	8.000%		11/15/18	643	679,973
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%		05/15/23	4,175	4,216,750
Tenneco, Inc., Gtd. Notes	5.375%		12/15/24	174	180,960
Titan International, Inc., Sr. Sec’d. Notes(a)	6.875%		10/01/20	1,450	1,256,063

					20,158,863

Automobiles — 0.9%
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	8.000%		06/15/19	2,333	2,446,733
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	8.250%		06/15/21	2,535	2,811,594
General Motors Co., Sr. Unsec’d. Notes	3.500%		10/02/18	611	626,006
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25	1,857	1,886,190
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	2,450	2,652,649
J.B. Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	9.000%		04/01/22	502	544,670
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.125%		12/15/18	1,473	1,513,507
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	4.250%		11/15/19	754	774,735
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	5.625%		02/01/23	400	421,000

					13,677,084

Banks — 2.1%
Bank of America Corp., Jr. Sub. Notes	5.200%	(c)	12/29/49	900	870,750
Bank of America Corp., Jr. Sub. Notes	6.100%	(c)	12/29/49	1,058	1,073,209
Barclays Bank PLC (United Kingdom), Sub. Notes(a)	7.625%		11/21/22	1,365	1,597,903
Barclays PLC (United Kingdom), Jr. Sub. Notes	8.250%	(c)	12/29/49	235	251,783
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%		02/19/19	674	667,260
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	1,000	1,028,440
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.000%		08/15/22	5,000	5,131,250
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/15/18	1,400	1,449,000
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.375%		05/15/20	3,129	3,293,272
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	2,000	2,080,000
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	6.625%		04/01/18	650	697,125
Citigroup, Inc., Jr. Sub. Notes(a)	5.800%	(c)	12/29/49	2,110	2,115,275

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., Jr. Sub. Notes(a)	5.875%	(c)	12/29/49	1,015	$1,025,150
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	07/29/49	571	578,137
Credit Agricole SA (France), Jr. Sub. Notes, 144A(a)	6.625%	(c)	09/29/49	921	923,303
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.375%	(c)	03/29/49	461	471,373
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.100%		06/10/23	4,915	5,465,760
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes(a)	6.125%		12/15/22	2,185	2,460,520
Wells Fargo & Co., Jr. Sub. Notes(a)	5.900%	(c)	12/29/49	1,475	1,535,844

					32,715,354

Beverages — 0.4%
Constellation Brands, Inc., Gtd. Notes	3.750%		05/01/21	234	239,265
Constellation Brands, Inc., Gtd. Notes	4.250%		05/01/23	470	483,513
Constellation Brands, Inc., Gtd. Notes(a)	4.750%		11/15/24	208	219,960
Constellation Brands, Inc., Gtd. Notes	6.000%		05/01/22	300	342,000
Cott Beverages, Inc. (Canada), Gtd. Notes, 144A	6.750%		01/01/20	1,704	1,763,640
DS Services of America, Inc., Sec’d. Notes, 144A	10.000%		09/01/21	3,339	3,923,325

					6,971,703

Building Products — 0.7%
Griffon Corp., Gtd. Notes	5.250%		03/01/22	2,975	2,935,135
Hardwoods Acquisition, Inc., Sec’d. Notes, 144A	7.500%		08/01/21	874	834,670
Masco Corp., Sr. Unsec’d. Notes	4.450%		04/01/25	562	580,265
Masonite International Corp., Gtd. Notes, 144A	5.625%		03/15/23	1,127	1,155,175
Masonite International Corp., Gtd. Notes, 144A(a)	8.250%		04/15/21	1,070	1,140,887
NCI Building Systems, Inc., Gtd. Notes, 144A	8.250%		01/15/23	300	317,250
NWH Escrow Corp., Sr. Sec’d. Notes, 144A	7.500%		08/01/21	375	352,500
USG Corp., Gtd. Notes, 144A(a)	5.500%		03/01/25	649	661,980
USG Corp., Gtd. Notes, 144A	5.875%		11/01/21	2,500	2,656,250

					10,634,112

Capital Markets — 0.5%
Aviv Healthcare Properties LP/Aviv Healthcare
Capital Corp., Gtd. Notes	7.750%		02/15/19	1,600	1,668,000
E*TRADE Financial Corp., Sr. Unsec’d. Notes	4.625%		09/15/23	436	443,630
E*TRADE Financial Corp., Sr. Unsec’d. Notes	5.375%		11/15/22	577	608,735
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.700%	(c)	12/29/49	479	492,771
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%		03/15/20	1,700	1,658,350
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	07/29/49	318	320,385
Morgan Stanley, Jr. Sub. Notes	5.550%	(c)	12/29/49	2,320	2,343,200
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A	5.625%		03/15/20	575	599,437

					8,134,508

Chemicals — 3.0%
Ashland, Inc., Gtd. Notes	4.750%		08/15/22	1,350	1,370,250
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A	7.375%		05/01/21	4,455	4,789,125
Axiall Corp., Gtd. Notes(a)	4.875%		05/15/23	925	918,063

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	300	$302,250
Chemtura Corp., Gtd. Notes	5.750%	07/15/21	5,040	5,109,300
Eagle Spinco, Inc., Gtd. Notes	4.625%	02/15/21	1,386	1,370,407
Evolution Escrow Issuer LLC, Gtd. Notes, 144A(a)	7.500%	03/15/22	750	759,375
Hexion US Finance Corp., Sr. Sec’d. Notes	6.625%	04/15/20	1,925	1,761,375
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes	9.000%	11/15/20	5,000	3,500,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes	8.875%	02/01/18	3,000	2,647,500
Huntsman International LLC, Gtd. Notes(a)	4.875%	11/15/20	550	550,000
Huntsman International LLC, Gtd. Notes, 144A(a)	5.125%	11/15/22	1,162	1,164,905
INEOS Group Holdings SA (Luxembourg), Sec’d. Notes, 144A(a)	5.875%	02/15/19	239	236,311
INEOS Group Holdings SA (Luxembourg), Sec’d. Notes, 144A(a)	6.125%	08/15/18	374	375,870
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	2,260	2,265,650
Momentive Performance Materials, Inc., Sr. Sec’d. Notes(a)	3.880%	10/24/21	925	818,625
Montell Finance Co. BV (Netherlands), Gtd. Notes, 144A	8.100%	03/15/27	435	599,025
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.000%	05/01/25	240	250,800
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	185	193,325
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A	6.375%	10/15/19	485	491,063
Olin Corp., Sr. Unsec’d. Notes	5.500%	08/15/22	350	367,500
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(a)	6.500%	02/01/22	3,420	3,573,900
PolyOne Corp., Sr. Unsec’d. Notes(a)	5.250%	03/15/23	1,071	1,111,163
PolyOne Corp., Sr. Unsec’d. Notes	7.375%	09/15/20	109	114,995
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	1,900	1,843,000
TPC Group, Inc., Sr. Sec’d. Notes, 144A(g)	8.750%	12/15/20	4,325	3,957,375
Tronox Finance LLC, Gtd. Notes(a)	6.375%	08/15/20	2,148	2,099,670
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $3,045,000; purchased 10/10/13)(f)(g)	7.500%	02/15/19	3,000	3,015,000
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A	7.500%	12/15/19	862	866,310
WR Grace & Co-Conn, Gtd. Notes, 144A(a)	5.125%	10/01/21	621	644,287
WR Grace & Co-Conn, Gtd. Notes, 144A	5.625%	10/01/24	333	355,477

				47,421,896

Commercial Services & Supplies — 2.6%
ADS Waste Holdings, Inc., Gtd. Notes(a)	8.250%	10/01/20	2,775	2,899,875
ADT Corp. (The), Sr. Unsec’d. Notes(a)	3.500%	07/15/22	226	205,660
ADT Corp. (The), Sr. Unsec’d. Notes(a)	4.125%	06/15/23	1,370	1,280,950
ADT Corp. (The), Sr. Unsec’d. Notes(a)	6.250%	10/15/21	1,750	1,863,750
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A (original cost $1,625,000; purchased 11/22/13)(f)(g)	8.500%	12/01/21	1,625	1,523,437
Casella Waste Systems, Inc., Gtd. Notes	7.750%	02/15/19	1,500	1,500,000
Cenveo Corp., Sec’d. Notes, 144A(a)	8.500%	09/15/22	590	497,075
Cenveo Corp., Sr. Sec’d. Notes, 144A	6.000%	08/01/19	715	670,313

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services & Supplies (cont’d.)
Ceridian HCM Holding, Inc., Sr. Unsec’d. Notes, 144A(a)(g)	11.000%		03/15/21	1,500	$1,552,500
Clean Harbors, Inc., Gtd. Notes(a)	5.125%		06/01/21	1,400	1,424,416
Clean Harbors, Inc., Gtd. Notes	5.250%		08/01/20	950	971,375
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%		03/01/24	250	258,750
Covanta Holding Corp., Sr. Unsec’d. Notes	6.375%		10/01/22	450	481,500
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20	1,750	1,859,375
Garda World Security Corp. (Canada), Gtd. Notes, 144A	7.250%		11/15/21	1,563	1,535,647
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	9.750%		08/01/18	650	687,375
Harland Clarke Holdings Corp., Sr. Unsec’d. Notes, 144A	9.250%		03/01/21	360	349,200
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A	4.090%	(c)	12/21/65	516	486,330
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	6.250%	(c)	12/21/65	4,711	4,428,340
Laureate Education, Inc., Gtd. Notes, 144A	10.000%		09/01/19	4,800	4,536,000
Modular Space Corp., Sec’d. Notes, 144A (original cost $800,000; purchased 02/19/14)(f)(g)	10.250%		01/31/19	800	636,000
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $1,386,125; purchased 04/12/13 - 11/10/14)(f)(g)	7.875%		05/01/18	1,350	1,363,500
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(a)	6.000%		04/01/24	500	516,250
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(a)	7.625%		06/15/20	319	364,457
Sitel LLC/Sitel Finance Corp., Gtd. Notes	11.500%		04/01/18	738	671,580
Sitel LLC/Sitel Finance Corp., Sr. Sec’d. Notes, 144A	11.000%		08/01/17	463	479,205
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	9.625%		06/15/18	4,825	4,873,250
West Corp., Gtd. Notes, 144A(a)	5.375%		07/15/22	3,365	3,289,288

					41,205,398

Communications Equipment — 1.0%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%		02/15/23	1,500	1,496,250
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	4.625%		07/01/17	410	419,225
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%		11/15/20	304	323,760
Alcatel-Lucent USA, Inc. (France), Sr. Unsec’d. Notes	6.450%		03/15/29	309	312,090
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(a)	6.625%		06/01/20	7,315	7,497,875
CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21	295	294,631
CommScope, Inc., Gtd. Notes, 144A	5.500%		06/15/24	728	728,000
Nokia OYJ (Finland), Sr. Unsec’d. Notes	5.375%		05/15/19	311	334,325
Nokia OYJ (Finland), Sr. Unsec’d. Notes	6.625%		05/15/39	318	376,830
Nortel Networks Ltd. (Canada), Gtd. Notes(g)(i)	10.750%		07/15/16	4,000	4,495,000

					16,277,986

Construction & Engineering — 0.7%
AECOM Technology Corp., Gtd. Notes, 144A	5.750%		10/15/22	640	662,400
AECOM Technology Corp., Gtd. Notes, 144A(a)	5.875%		10/15/24	5,300	5,565,000
Dycom Investments, Inc., Gtd. Notes	7.125%		01/15/21	2,823	2,957,093
MasTec, Inc., Gtd. Notes	4.875%		03/15/23	950	888,250
MMC Energy, Inc., First Lien(i)	8.875%		10/15/20	500	—

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Construction & Engineering (cont’d.)
Tutor Perini Corp., Gtd. Notes	7.625%	11/01/18	1,308	$1,357,050

				11,429,793

Construction Materials — 1.1%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $4,000,000; purchased 10/27/14 - 02/09/15)(f)(g)	5.375%	11/15/24	3,875	3,933,125
CEMEX Espana SA (Mexico), Sr. Sec’d. Notes, 144A	9.875%	04/30/19	510	567,375
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	6.000%	04/01/24	368	367,080
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22	2,565	2,911,275
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	5.700%	01/11/25	3,625	3,576,062
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.125%	05/05/25	287	289,784
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	7.250%	01/15/21	845	902,037
Headwaters, Inc., Gtd. Notes	7.250%	01/15/19	888	930,180
Lafarge SA (France), Sr. Unsec’d. Notes	7.125%	07/15/36	600	780,000
US Concrete, Inc., Sr. Sec’d. Notes	8.500%	12/01/18	400	423,000
Vulcan Materials Co., Sr. Unsec’d. Notes	4.500%	04/01/25	688	698,320
Vulcan Materials Co., Sr. Unsec’d. Notes	7.500%	06/15/21	1,020	1,224,000

				16,602,238

Consumer Finance — 1.7%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A(a)	11.000%	02/01/19	1,277	713,524
Ally Financial, Inc., Gtd. Notes	6.250%	12/01/17	2,800	2,982,000
Ally Financial, Inc., Gtd. Notes	7.500%	09/15/20	1,496	1,752,190
Ally Financial, Inc., Gtd. Notes	8.000%	03/15/20	1,488	1,774,440
Ally Financial, Inc., Gtd. Notes	8.000%	11/01/31	1,280	1,600,000
Ally Financial, Inc., Sr. Unsec’d. Notes	3.250%	02/13/18	564	558,360
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%	11/18/19	1,425	1,408,969
Ally Financial, Inc., Sr. Unsec’d. Notes	4.125%	03/30/20	910	904,313
Ally Financial, Inc., Sr. Unsec’d. Notes	4.625%	03/30/25	910	896,350
General Motors Financial Co., Inc., Gtd. Notes	3.250%	05/15/18	375	382,031
Navient Corp., Sr. Unsec’d. Notes	5.000%	10/26/20	375	367,969
Navient Corp., Sr. Unsec’d. Notes, MTN	7.250%	01/25/22	446	470,530
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	8.000%	03/25/20	4,614	5,122,001
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%	12/15/19	1,075	1,109,937
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%	12/15/21	3,100	3,208,500
Springleaf Finance Corp., Gtd. Notes	6.000%	06/01/20	2,400	2,412,000
Springleaf Finance Corp., Gtd. Notes	8.250%	10/01/23	350	393,750

				26,056,864

Containers & Packaging — 2.3%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	2,700	2,774,250
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(a)	8.625%	06/15/19	391	407,833
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	6.000%	06/30/21	600	589,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Containers & Packaging (cont’d.)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	6.250%	01/31/19	805	$809,025
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	6.750%	01/31/21	800	810,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	1,005	1,070,325
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	432	432,893
Ball Corp., Gtd. Notes(a)	4.000%	11/15/23	725	706,875
Berry Plastics Corp., Sec’d. Notes	5.500%	05/15/22	400	411,000
Berry Plastics Corp., Sec’d. Notes(a)	9.750%	01/15/21	2,175	2,395,219
Beverage Packaging Holdings Luxembourg II SA (New Zealand), Gtd. Notes, 144A	5.625%	12/15/16	515	516,931
Beverage Packaging Holdings Luxembourg II SA (New Zealand), Gtd. Notes, 144A	6.000%	06/15/17	1,645	1,649,112
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875%	11/01/19	1,450	1,482,625
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	1,000	1,066,250
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	860	968,575
Mustang Merger Corp., Sr. Unsec’d. Notes, 144A	8.500%	08/15/21	452	457,650
Novelis, Inc., Gtd. Notes(a)	8.750%	12/15/20	1,411	1,511,534
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.375%	01/15/25	185	190,319
Owens-Brockway Glass Container, Inc., Sr. Unsec’d. Notes, 144A	5.000%	01/15/22	275	280,129
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	1,000	1,025,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,375,000; purchased 09/25/13 - 01/22/15)(f)(g)	6.500%	10/01/21	2,375	2,416,563
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	8.250%	02/15/21	575	615,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.875%	08/15/19	4,583	4,903,810
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750%	10/15/20	1,700	1,757,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	6.875%	02/15/21	1,350	1,420,875
Sealed Air Corp., Gtd. Notes, 144A(a)	4.875%	12/01/22	1,620	1,652,400
Sealed Air Corp., Gtd. Notes, 144A	5.125%	12/01/24	1,265	1,309,275
Sealed Air Corp., Gtd. Notes, 144A(a)	5.250%	04/01/23	775	807,937
Sealed Air Corp., Gtd. Notes, 144A(a)	6.500%	12/01/20	900	1,001,250
Sealed Air Corp., Gtd. Notes, 144A	8.375%	09/15/21	1,150	1,293,750

				36,733,530

Distributors — 0.2%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A	10.250%	03/01/22	3,500	3,640,000

Diversified Consumer Services — 0.2%
MSCI, Inc., Gtd. Notes, 144A	5.250%	11/15/24	487	503,436
Service Corp. International, Sr. Unsec’d. Notes	5.375%	01/15/22	300	313,500
Service Corp. International, Sr. Unsec’d. Notes	5.375%	05/15/24	2,550	2,664,750

				3,481,686

Diversified Financial Services — 0.9%
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	9.375%	05/15/20	1,498	1,074,815

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20	2,580	$2,909,724
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21	750	757,500
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750%	01/15/22	1,000	1,017,400
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	2,750	2,839,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes(a)	5.875%	02/01/22	1,436	1,479,080
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%	02/15/23	2,350	2,420,500
National Financial Partners Corp., Sr. Unsec’d. Notes, 144A	9.000%	07/15/21	1,151	1,176,897
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes(a)	6.500%	07/01/21	632	613,040
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	7.875%	10/01/20	310	317,750

				14,606,081

Diversified Telecommunication Services — 3.8%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	6.500%	01/15/22	383	393,054
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	6.625%	02/15/23	4,548	4,684,440
Altice Finco SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	1,500	1,537,500
Altice Finco SA (Luxembourg), Sr. Sec’d. Notes, 144A	8.125%	01/15/24	200	211,625
CenturyLink, Inc., Sr. Unsec’d. Notes	5.800%	03/15/22	1,500	1,561,875
CenturyLink, Inc., Sr. Unsec’d. Notes	6.875%	01/15/28	1,000	1,040,000
CenturyLink, Inc., Sr. Unsec’d. Notes, 144A	5.625%	04/01/25	700	702,625
Cincinnati Bell, Inc., Gtd. Notes(a)	8.375%	10/15/20	915	973,331
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36	4,006	4,763,535
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.250%	09/15/21	600	601,500
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	8.500%	04/15/20	1,045	1,173,012
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	846	939,060
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	9.250%	07/01/21	944	1,095,040
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	2,807	2,649,107
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	6.625%	12/15/22	2,920	2,817,800
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19	333	345,155
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	5,135	5,289,050
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.500%	04/01/21	1,050	1,080,187
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(a)	7.750%	06/01/21	1,708	1,575,630
Level 3 Communications, Inc., Sr. Unsec’d. Notes	5.750%	12/01/22	635	652,081
Level 3 Financing, Inc., Gtd. Notes	5.375%	08/15/22	1,913	1,968,596
Level 3 Financing, Inc., Gtd. Notes(a)	6.125%	01/15/21	2,409	2,526,439
Level 3 Financing, Inc., Gtd. Notes	7.000%	06/01/20	259	276,483

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Telecommunication Services (cont’d.)
Level 3 Financing, Inc., Gtd. Notes	8.625%	07/15/20	1,586		$1,718,827
Level 3 Financing, Inc., Gtd. Notes, 144A(g)	5.625%	02/01/23	825		847,687
Qwest Capital Funding, Inc., Gtd. Notes	6.875%	07/15/28	222		225,330
Qwest Capital Funding, Inc., Gtd. Notes	7.750%	02/15/31	804		844,200
Qwest Corp., Sr. Unsec’d. Notes	7.250%	09/15/25	650		755,702
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A(a)	5.303%	05/30/24	1,650		1,728,375
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	4,809		4,989,338
Windstream Corp., Gtd. Notes	6.375%	08/01/23	1,940		1,741,151
Windstream Corp., Gtd. Notes	7.500%	06/01/22	74		71,410
Windstream Corp., Gtd. Notes	7.500%	04/01/23	1,485		1,418,175
Windstream Corp., Gtd. Notes(a)	7.750%	10/15/20	1,646		1,685,093
Windstream Corp., Gtd. Notes	7.750%	10/01/21	140		139,650
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125%	07/01/20	2,830		3,204,975
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A(a)	6.000%	04/01/23	1,150		1,155,750

					59,382,788

Electric Utilities — 1.1%
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	3,350		3,559,375
DPL, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/01/19	975		1,028,625
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)	9.875%	10/15/20	3,575		3,619,687
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $1,995,950; purchased 06/11/14)(f)(g)	7.000%	06/30/23	1,910		1,847,925
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A	7.000%	06/30/23	500		483,750
Mirant Mid Atlantic Pass-Through Trust B, Pass-Through Certificates	9.125%	06/30/17	2,613		2,757,138
NRG REMA LLC, Pass-Through Certificates(g)	9.237%	07/02/17	682		729,400
NRG REMA LLC, Pass-Through Certificates	9.681%	07/02/26	2,265		2,446,200
PPL Energy Supply LLC, Sr. Unsec’d. Notes	4.600%	12/15/21	141		129,353
PPL Ironwood LLC, Sr. Sec’d. Notes (original cost $257; purchased 04/22/2009)(f)(g)	8.857%	11/30/25	—	(r)	346
RJS Power Holdings LLC, Gtd. Notes, 144A	5.125%	07/15/19	752		740, 720

					17,342,519

Electronic Equipment, Instruments & Components — 1.3%
Belden, Inc., Gtd. Notes, 144A	5.250%	07/15/24	217		218,627
Belden, Inc., Gtd. Notes, 144A	5.500%	09/01/22	1,520		1,558,000
Brightstar Corp., Gtd. Notes, 144A (original cost $1,052,500; purchased 01/08/15)(f)(g)	9.500%	12/01/16	1,000		1,047,500
Brightstar Corp., Sr. Sec’d. Notes, 144A	7.250%	08/01/18	420		448,350
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $2,525,822; purchased 07/26/13 - 08/07/13)(f)(g)	7.250%	08/01/18	2,550		2,722,125
CDW LLC/CDW Finance Corp., Gtd. Notes	5.000%	09/01/23	230		233,450
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	3,845		4,027,637
CDW LLC/CDW Finance Corp., Gtd. Notes	6.000%	08/15/22	587		630,115
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%	04/01/19	132		137,610
Flextronics International Ltd., Gtd. Notes(a)	5.000%	02/15/23	500		523,750
General Cable Corp., Gtd. Notes	5.750%	10/01/22	1,025		953,250
GrafTech International Ltd., Gtd. Notes(a)	6.375%	11/15/20	900		722,250
International Wire Group Holdings, Inc., Sec’d. Notes, 144A(a)	8.500%	10/15/17	3,405		3,524,175
Viasystems, Inc., Sr. Sec’d. Notes, 144A	7.875%	05/01/19	371		390,477

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
WireCo WorldGroup, Inc., Gtd. Notes	9.500%	05/15/17	3,182	$2,855,845
Zebra Technologies Corp., Sr. Unsec’d. Notes, 144A(a)	7.250%	10/15/22	919	990,223

				20,983,384

Energy Equipment & Services — 0.8%
Basic Energy Services, Inc., Gtd. Notes	7.750%	10/15/22	272	201,280
Bristow Group, Inc., Gtd. Notes	6.250%	10/15/22	1,400	1,330,000
Exterran Partners LP/EXLP Finance Corp., Gtd. Notes	6.000%	10/01/22	360	327,600
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	720	619,200
Ocean Rig UDW, Inc. (Cyprus), Sr. Unsec’d. Notes, 144A(a)	7.250%	04/01/19	414	240,120
Parker Drilling Co., Gtd. Notes	6.750%	07/15/22	235	186,237
Parker Drilling Co., Gtd. Notes	7.500%	08/01/20	1,050	847,875
PHI, Inc., Gtd. Notes	5.250%	03/15/19	1,343	1,215,415
Pioneer Energy Services Corp., Gtd. Notes	6.125%	03/15/22	1,433	1,089,080
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%	12/15/21	2,050	1,901,375
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%	11/15/20	355	334,587
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	5.250%	11/15/24	665	555,275
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $505,000; purchased 02/25/14)(a)(f)(g)	3.900%	04/15/15	500	499,687
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $989,125; purchased 02/21/14 - 02/25/14)(f)(g)	5.625%	04/15/20	1,025	1,071,227
SESI LLC, Gtd. Notes	7.125%	12/15/21	300	303,000
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes	6.500%	07/15/22	240	109,200
Seventy Seven Operating LLC, Gtd. Notes(a)	6.625%	11/15/19	1,000	747,500
Trinidad Drilling Ltd. (Canada), Gtd. Notes, 144A	7.875%	01/15/19	900	837,000

				12,415,658

Food & Staples Retailing — 1.1%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., Sr. Sec’d. Notes, 144A	7.750%	10/15/22	1,450	1,551,500
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	2,110	2,183,850
New Albertsons, Inc., Sr. Unsec’d. Notes	7.450%	08/01/29	138	126,270
New Albertsons, Inc., Sr. Unsec’d. Notes	7.750%	06/15/26	350	330,750
New Albertsons, Inc., Sr. Unsec’d. Notes	8.000%	05/01/31	187	177,650
New Albertsons, Inc., Sr. Unsec’d. Notes	8.700%	05/01/30	280	275,800
New Albertsons, Inc., Sr. Unsec’d. Notes, MTN	6.625%	06/01/28	38	31,445
Pantry, Inc. (The), Gtd. Notes	8.375%	08/01/20	2,300	2,610,500
Rite Aid Corp., Gtd. Notes	6.750%	06/15/21	1,090	1,159,487
Rite Aid Corp., Gtd. Notes, 144A	6.125%	04/01/23	3,933	4,031,325
Roundy’s Supermarkets, Inc., Sec’d. Notes, 144A(a)	10.250%	12/15/20	1,350	1,166,906
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	7.750%	11/15/22	1,460	1,554,900
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes	8.875%	12/15/17	905	952,513
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes (original cost $318,438; purchased 12/07/12 - 09/03/14)(f)(g)	8.875%	12/15/17	300	315,750

				16,468,646

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Food Products — 2.1%
B&G Foods, Inc., Gtd. Notes(a)	4.625%	06/01/21	1,375	$1,373,281
Bumble Bee Holdings, Inc. (Luxembourg), Sr. Sec’d. Notes, 144A	9.000%	12/15/17	759	796,950
Darling Ingredients, Inc., Gtd. Notes(a)	5.375%	01/15/22	2,020	2,035,150
Dean Foods Co., Gtd. Notes, 144A	6.500%	03/15/23	375	376,875
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	1,725	1,712,063
HJ Heinz Co., Sec’d. Notes	4.250%	10/15/20	912	935,712
HJ Heinz Co., Sec’d. Notes, 144A(a)	4.875%	02/15/25	3,030	3,283,762
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,678,188; purchased 09/13/13 - 02/09/15)(f)(g)	7.250%	06/01/21	2,650	2,799,063
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	1,957	2,067,081
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,108,310; purchased 05/20/11 - 02/10/15)(f)(g)	7.250%	06/01/21	1,100	1,161,875
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	460	485,875
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	8.250%	02/01/20	1,400	1,487,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $1,725,000; purchased 06/11/14)(a)(f)(g)	5.875%	07/15/24	1,725	1,746,563
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A	5.875%	07/15/24	1,191	1,205,887
Pilgrim’s Pride Corp., Gtd. Notes, 144A(a)	5.750%	03/15/25	1,372	1,402,870
Post Holdings, Inc., Gtd. Notes(a)	7.375%	02/15/22	2,325	2,406,375
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22	100	96,500
Post Holdings, Inc., Gtd. Notes, 144A(a)	6.750%	12/01/21	873	881,730
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19	390	425,100
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	1,455	1,556,850
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18	876	895,710
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	2,137	2,241,178
TreeHouse Foods, Inc., Gtd. Notes	4.875%	03/15/22	925	943,500
Wells Enterprises, Inc., Sr. Sec’d. Notes, 144A	6.750%	02/01/20	231	235,043

				32,552,493

Gas Utilities — 0.5%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	6.750%	05/20/20	1,150	1,210,375
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	7.000%	05/20/22	1,000	1,072,500
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21	2,000	2,090,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes(a)	5.500%	06/01/24	2,700	2,767,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%	08/01/21	1,178	1,266,350

				8,406,725

Health Care Equipment & Supplies — 1.3%
Alere, Inc., Gtd. Notes	6.500%	06/15/20	346	357,245
Biomet, Inc., Gtd. Notes	6.500%	08/01/20	3,780	4,006,800
Biomet, Inc., Gtd. Notes	6.500%	10/01/20	850	892,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Health Care Equipment & Supplies (cont’d.)
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	1,600	$1,620,000
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	3,875	4,092,000
Crimson Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	4,025	3,572,187
Halyard Health, Inc., Sr. Unsec’d. Notes, 144A	6.250%	10/15/22	355	371,863
Hologic, Inc., Gtd. Notes	6.250%	08/01/20	660	684,750
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	4,175	4,130,641
Teleflex, Inc., Gtd. Notes	6.875%	06/01/19	500	521,250
Teleflex, Inc., Gtd. Notes, 144A	5.250%	06/15/24	180	183,600

				20,432,836

Health Care Providers & Services — 5.3%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%	07/01/22	420	420,525
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	486	504,225
Acadia Healthcare Co., Inc., Gtd. Notes	12.875%	11/01/18	1,836	2,056,320
Acadia Healthcare Co., Inc., Gtd. Notes, 144A	5.625%	02/15/23	1,725	1,755,187
Amsurg Corp., Gtd. Notes	5.625%	11/30/20	575	586,500
Amsurg Corp., Gtd. Notes	5.625%	07/15/22	1,610	1,646,226
Capella Healthcare, Inc., Gtd. Notes	9.250%	07/01/17	1,850	1,915,906
Catamaran Corp., Gtd. Notes	4.750%	03/15/21	1,175	1,305,719
Centene Corp., Sr. Unsec’d. Notes(a)	4.750%	05/15/22	1,807	1,874,762
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22	4,735	5,060,531
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	875	927,500
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	6,206	6,593,876
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/15/18	176	181,500
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/01/21	440	453,200
DaVita HealthCare Partners, Inc., Gtd. Notes	5.125%	07/15/24	685	698,700
DaVita HealthCare Partners, Inc., Gtd. Notes	5.750%	08/15/22	375	398,437
DaVita HealthCare Partners, Inc., Gtd. Notes	6.625%	11/01/20	292	305,870
Envision Healthcare Corp., Gtd. Notes, 144A	5.125%	07/01/22	666	680,985
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	300	305,063
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.750%	10/15/24	180	188,550
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.625%	07/31/19	149	161,739
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	526	578,600
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	5.750%	02/15/21	525	574,875
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A(a)	6.500%	09/15/18	450	501,750
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21	1,350	1,459,620
HCA, Inc., Gtd. Notes(a)	5.375%	02/01/25	2,137	2,241,178
HCA, Inc., Gtd. Notes(a)	5.875%	05/01/23	5,712	6,168,960
HCA, Inc., Gtd. Notes	7.190%	11/15/15	1,070	1,103,983
HCA, Inc., Gtd. Notes	7.500%	02/15/22	1,230	1,434,487
HCA, Inc., Gtd. Notes	8.000%	10/01/18	600	695,250
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	478	484,424
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	490	503,475

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Health Care Providers & Services (cont’d.)
HCA, Inc., Sr. Sec’d. Notes	4.750%	05/01/23	475	$492,813
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	1,098	1,163,880
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	545	588,600
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	1,196	1,324,199
HCA, Inc., Sr. Sec’d. Notes(a)	6.500%	02/15/20	1,177	1,325,302
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	425	432,437
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	1,326	1,379,040
IASIS Healthcare LLC/IASIS Capital Corp., Gtd. Notes	8.375%	05/15/19	2,478	2,577,120
inVentiv Health, Inc., Sr. Sec’d. Notes, 144A	9.000%	01/15/18	233	244,650
Kindred Healthcare, Inc., Gtd. Notes	6.375%	04/15/22	325	327,844
Kindred Healthcare, Inc., Gtd. Notes, 144A	8.000%	01/15/20	1,100	1,180,437
Kindred Helathcare, Inc., Gtd. Notes, 144A(a)	8.750%	01/15/23	625	684,375
LifePoint Hospitals, Inc., Gtd. Notes(a)	5.500%	12/01/21	1,804	1,889,690
MPH Acquisition Holdings LLC, Gtd. Notes, 144A	6.625%	04/01/22	2,260	2,341,925
Omnicare, Inc., Gtd. Notes	4.750%	12/01/22	275	283,937
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	4.375%	10/01/21	2,200	2,150,500
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%	04/01/21	2,525	2,474,500
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	310	314,166
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%	10/01/20	575	610,247
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	444	481,185
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	2,050	2,162,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	465	488,250
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%	04/01/22	11,233	12,384,382
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(a)	5.000%	03/01/19	875	868,437
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A	5.500%	03/01/19	200	201,500
United Surgical Partners International, Inc., Gtd. Notes	9.000%	04/01/20	1,390	1,492,513
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22	173	181,866

				83,814,468

Health Care Technology — 0.1%
IMS Health, Inc., Sr. Unsec’d. Notes, 144A	6.000%	11/01/20	575	598,719
MedAssets, Inc., Gtd. Notes	8.000%	11/15/18	1,275	1,329,187

				1,927,906

Hotels, Restaurants & Leisure — 6.2%
Affinity Gaming/Affinity Gaming Finance Corp., Gtd. Notes	9.000%	05/15/18	2,025	1,974,375
Aramark Services, Inc., Gtd. Notes	5.750%	03/15/20	1,000	1,045,000
Boyd Gaming Corp., Gtd. Notes	9.000%	07/01/20	2,250	2,427,187
Boyd Gaming Corp., Gtd. Notes	9.125%	12/01/18	1,600	1,672,000
Burger King (Canada), Sec’d. Notes, 144A(a)	6.000%	04/01/22	2,430	2,515,050
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, Sr. Sec’d. Notes(a)	8.000%	10/01/20	1,550	1,538,375
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $1,900,000; purchased 05/09/12)(f)(g)	6.875%	06/15/19	1,900	1,990,250
CCM Merger, Inc., Gtd. Notes, 144A (original cost $4,155,063; purchased 03/14/12 - 05/21/14)(a)(f)(g)	9.125%	05/01/19	4,075	4,441,750
CCM Merger, Inc., Gtd. Notes, 144A	9.125%	05/01/19	225	245,250
CEC Entertainment, Inc., Gtd. Notes(a)	8.000%	02/15/22	2,650	2,616,875

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21	1,369	$1,413,493
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	5.375%	06/01/24	1,230	1,257,676
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	331	359,135
Chukchansi Economic Development Authority, Sec’d. Notes, 144A(i)	10.250%	05/30/20	635	403,350
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	10.500%	07/01/19	238	210,035
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	600	615,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23	500	516,875
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(a)	8.500%	12/01/21	2,600	2,665,000
Graton Economic Development Authority, Sr. Sec’d. Notes, 144A	9.625%	09/01/19	810	886,950
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	5.625%	10/15/21	4,325	4,552,062
Isle of Capri Casinos, Inc., Gtd. Notes(a)	7.750%	03/15/19	2,275	2,361,734
Isle of Capri Casinos, Inc., Gtd. Notes(a)	8.875%	06/15/20	1,450	1,566,000
Landry’s, Inc., Sr. Unsec’d. Notes, 144A (original cost $5,736,238; purchased 05/29/13 - 02/10/15)(f)(g)	9.375%	05/01/20	5,310	5,694,975
Landry’s, Inc., Sr. Unsec’d. Notes, 144A	9.375%	05/01/20	500	536,250
MCE Finance Ltd. (Hong Kong), Gtd. Notes, 144A	5.000%	02/15/21	1,030	963,050
MGM Resorts International, Gtd. Notes(a)	6.000%	03/15/23	1,355	1,392,263
MGM Resorts International, Gtd. Notes(a)	6.625%	12/15/21	3,825	4,085,579
MGM Resorts International, Gtd. Notes	6.750%	10/01/20	925	992,063
MGM Resorts International, Gtd. Notes	7.625%	01/15/17	950	1,017,687
MGM Resorts International, Gtd. Notes(a)	7.750%	03/15/22	2,160	2,432,700
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	3,200	3,648,000
MTR Gaming Group, Inc., Sec’d. Notes(a)	11.500%	08/01/19	3,036	3,286,636
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	5.250%	11/15/19	364	373,100
Penn National Gaming, Inc., Sr. Unsec’d. Notes(a)	5.875%	11/01/21	3,500	3,473,750
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(a)	10.250%	06/30/20	1,525	1,578,375
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	2,815	2,983,900
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%	04/15/21	2,000	2,110,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Sr. Sec’d. Notes, 144A	9.500%	06/15/19	280	294,700
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes.	7.500%	10/15/27	55	64,900
Scientific Games International, Inc., Gtd. Notes(a)	6.250%	09/01/20	1,000	745,000
Scientific Games International, Inc., Gtd. Notes, 144A(a)	6.625%	05/15/21	2,175	1,587,750
Scientific Games International, Inc., Gtd. Notes, 144A(a)	10.000%	12/01/22	5,295	4,950,825
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A(a)	7.000%	01/01/22	1,575	1,610,437
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A	5.875%	05/15/21	900	903,375

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Shingle Springs Tribal Gaming Authority, Sr. Unsec’d. Notes, 144A	9.750%	09/01/21	520	$583,700
Six Flags Entertainment Corp., Gtd. Notes, 144A	5.250%	01/15/21	750	770,625
Speedway Motorsports, Inc., Sr. Unsec’d. Notes, 144A	5.125%	02/01/23	335	340,025
Station Casinos LLC, Gtd. Notes(a)	7.500%	03/01/21	2,394	2,549,610
Studio City Finance Ltd. (Hong Kong), Gtd. Notes, 144A(a)	8.500%	12/01/20	1,175	1,186,750
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $3,214,500; purchased 05/16/13 - 08/01/13)(f)(g)	6.375%	06/01/21	3,225	3,071,813
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $1,669,875; purchased 07/17/14)(f)(g)	8.500%	10/15/22	1,525	1,696,563
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	8.500%	10/15/22	655	728,688
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.500%	03/01/25	1,150	1,164,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec’d. Notes(a)	5.375%	03/15/22	1,000	1,035,000
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.250%	10/15/21	1,470	1,392,825

				96,518,711

Household Durables — 2.3%
Beazer Homes USA, Inc., Gtd. Notes(a)	5.750%	06/15/19	1,300	1,270,750
Beazer Homes USA, Inc., Gtd. Notes(a)	7.250%	02/01/23	475	453,625
Beazer Homes USA, Inc., Gtd. Notes	7.500%	09/15/21	2,850	2,785,875
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	3,769	3,900,915
D.R. Horton, Inc., Gtd. Notes	4.750%	02/15/23	2,875	2,925,313
K Hovnanian Enterprises, Inc., Gtd. Notes	11.875%	10/15/15	605	629,200
KB Home, Gtd. Notes	7.000%	12/15/21	850	864,875
KB Home, Gtd. Notes(a)	7.500%	09/15/22	1,300	1,332,500
KB Home, Gtd. Notes(a)	7.625%	05/15/23	1,500	1,537,500
Lennar Corp., Gtd. Notes	4.500%	06/15/19	143	147,647
Lennar Corp., Gtd. Notes	4.500%	11/15/19	855	878,513
Lennar Corp., Gtd. Notes	6.950%	06/01/18	145	159,500
Lennar Corp., Gtd. Notes	12.250%	06/01/17	275	329,313
M/I Homes, Inc., Gtd. Notes	8.625%	11/15/18	490	508,375
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	11/15/20	315	303,187
Meritage Homes Corp., Gtd. Notes	7.000%	04/01/22	446	478,335
Meritage Homes Corp., Gtd. Notes	7.150%	04/15/20	180	193,950
Serta Simmons Holdings LLC, Sr. Unsec’d. Notes, 144A(a)	8.125%	10/01/20	439	462,047
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/23	700	712,250
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	6.125%	04/01/25	1,500	1,511,250
Standard Pacific Corp., Gtd. Notes(a)	5.875%	11/15/24	836	858,990
Standard Pacific Corp., Gtd. Notes	6.250%	12/15/21	175	185,500
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18	2,825	3,227,563
Standard Pacific Corp., Gtd. Notes(a)	8.375%	01/15/21	2,390	2,766,424
Standard Pacific Corp., Gtd. Notes	10.750%	09/15/16	66	73,755

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Household Durables (cont’d.)
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%	03/01/24	650	$635,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A (original cost $2,240,469; purchased 03/30/12 - 07/20/12)(f)(g)	7.750%	04/15/20	2,192	2,323,520
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	7.750%	04/15/20	206	218,360
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	275	282,563
Toll Brothers Finance Corp., Gtd. Notes	6.750%	11/01/19	68	76,840
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	2,594	2,658,850
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	1,775	1,830,469
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., Gtd. Notes, 144A	6.750%	12/15/21	235	225,013

				36,748,142

Household Products — 0.3%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21	1,575	1,484,437
Prestige Brands, Inc., Gtd. Notes	8.125%	02/01/20	150	160,875
Prestige Brands, Inc., Gtd. Notes, 144A(a)	5.375%	12/15/21	415	420,187
Radio Systems Corp., Sec’d. Notes, 144A	8.375%	11/01/19	365	393,287
Spectrum Brands, Inc., Gtd. Notes	6.375%	11/15/20	1,175	1,245,500
Spectrum Brands, Inc., Gtd. Notes	6.625%	11/15/22	425	454,750
Spectrum Brands, Inc., Gtd. Notes, 144A	6.125%	12/15/24	1,143	1,220,153

				5,379,189

Independent Power & Renewable Electricity Producers — 3.8%
AES Corp., Sr. Unsec’d. Notes	5.500%	03/15/24	3,003	2,995,493
AES Corp., Sr. Unsec’d. Notes	5.500%	04/15/25	625	618,750
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	3,995	4,434,450
AES Corp., Sr. Unsec’d. Notes(a)	8.000%	06/01/20	2,205	2,519,213
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	5.875%	01/15/24	1,882	2,033,501
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	01/15/23	599	662,015
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%	01/15/23	3,346	3,346,000
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24	6,350	6,405,562
Calpine Corp., Sr. Unsec’d. Notes	5.750%	01/15/25	1,925	1,939,437
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	7.375%	11/01/22	7,525	7,910,657
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A(a)	7.625%	11/01/24	7,465	7,819,587
Dynegy, Inc., Gtd. Notes	5.875%	06/01/23	3,300	3,209,250
NRG Energy, Inc., Gtd. Notes(a)	6.250%	07/15/22	2,174	2,233,785
NRG Energy, Inc., Gtd. Notes(a)	6.250%	05/01/24	6,225	6,271,687
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23	2,750	2,846,250
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21	3,125	3,359,375
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	400	423,500
TerraForm Power Operating LLC, Gtd. Notes, 144A	5.875%	02/01/23	283	293,613

				59,322,125

Industrial Conglomerates — 0.3%
Argos Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	7.125%	03/15/23	3,899	4,040,339

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance — 0.2%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Sr. Unsec’d. Notes, 144A	7.875%		12/15/20	705	$726,150
Fidelity & Guaranty Life Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/01/21	555	582,750
Hartford Financial Services Group, Inc. (The), Jr. Sub. Notes	8.125%	(c)	06/15/68	420	478,275
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.800%		03/07/87	730	892,425
USI, Inc., Sr. Unsec’d. Notes, 144A	7.750%		01/15/21	704	721,600

					3,401,200

Internet & Catalog Retail — 0.1%
Netflix, Inc., Sr. Unsec’d. Notes	5.375%		02/01/21	1,029	1,049,580
Netflix, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/22	330	337,425

					1,387,005

Internet Software & Services — 0.3%
Ancestry.com, Inc., Gtd. Notes	11.000%		12/15/20	1,075	1,193,250
Ancestry.com, Inc., Sr. Unsec’d. Notes, PIK, 144A	9.625%		10/15/18	1,690	1,702,675
Equinix, Inc., Sr. Unsec’d. Notes(a)	5.375%		01/01/22	802	836,085
Equinix, Inc., Sr. Unsec’d. Notes	5.375%		04/01/23	500	519,000
Equinix, Inc., Sr. Unsec’d. Notes	5.750%		01/01/25	150	156,375
VeriSign, Inc., Sr. Unsec’d. Notes	4.625%		05/01/23	291	290,273
VeriSign, Inc., Sr. Unsec’d. Notes, 144A	5.250%		04/01/25	168	171,360

					4,869,018

IT Services — 2.5%
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375%		08/01/22	900	897,750
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21	2,380	2,534,700
First Data Corp., Gtd. Notes(a)	10.625%		06/15/21	1,122	1,276,275
First Data Corp., Gtd. Notes	11.250%		01/15/21	2,829	3,217,988
First Data Corp., Gtd. Notes	11.750%		08/15/21	6,947	8,032,468
First Data Corp., Gtd. Notes	12.625%		01/15/21	12,448	14,750,880
First Data Corp., Sec’d. Notes, 144A	8.250%		01/15/21	777	831,390
First Data Corp., Sec’d. Notes, PIK, 144A(a)	8.750%		01/15/22	482	518,413
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%		11/01/20	710	756,150
Goodman Networks, Inc., Sr. Sec’d. Notes	12.125%		07/01/18	1,025	953,250
SunGard Data Systems, Inc., Gtd. Notes(a)	6.625%		11/01/19	2,425	2,497,750
SunGard Data Systems, Inc., Gtd. Notes	7.625%		11/15/20	469	495,968
Syniverse Holdings, Inc., Gtd. Notes	9.125%		01/15/19	1,850	1,822,250

					38,585,232

Leisure Products — 0.1%
Toys R Us Property Co. II LLC, Sr. Sec’d. Notes(a)	8.500%		12/01/17	1,000	1,011,250

Machinery — 1.3%
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%		03/15/22	250	251,563
Amsted Industries, Inc., Gtd. Notes, 144A	5.375%		09/15/24	100	100,000
Apex Tool Group LLC, Gtd. Notes, 144A (original cost $470,000; purchased 09/17/14)(f)(g)	7.000%		02/01/21	500	470,000
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $1,025,500; purchased 01/16/14 - 02/12/14)(a)(f)(g)	7.000%		02/01/19	1,000	1,030,000
BlueLine Rental Finance Corp., Sec’d. Notes, 144A	7.000%		02/01/19	846	871,380

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery (cont’d.)
Case New Holland Industrial, Inc., Gtd. Notes	7.875%	12/01/17	1,825	$2,021,735
EnPro Industries, Inc., Gtd. Notes, 144A	5.875%	09/15/22	1,025	1,068,563
Gardner Denver, Inc., Sr. Unsec’d. Notes, 144A(a)	6.875%	08/15/21	275	247,500
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A(g)	6.000%	07/15/22	2,750	2,595,313
Meritor, Inc., Gtd. Notes(a)	6.250%	02/15/24	207	208,553
Meritor, Inc., Gtd. Notes	6.750%	06/15/21	2,900	3,001,500
Milacron LLC/Mcron Finance Corp., Gtd. Notes, 144A	7.750%	02/15/21	1,405	1,454,175
Oshkosh Corp., Gtd. Notes, 144A	5.375%	03/01/25	162	166,860
Sea Trucks Group Ltd. (Nigeria), Sr. Sec’d. Notes, 144A	9.000%	03/26/18	1,200	744,000
Terex Corp., Gtd. Notes(a)	6.000%	05/15/21	3,775	3,869,375
Terex Corp., Gtd. Notes	6.500%	04/01/20	875	910,000
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A(a)	9.750%	02/01/19	1,975	1,989,813

				21,000,330

Marine — 0.5%
Bluewater Holding BV (Netherlands), Gtd. Notes, 144A	10.000%	12/10/19	1,400	1,242,500
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., Sr. Sec’d. Notes, 144A	8.125%	11/15/21	619	622,095
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Gtd. Notes(a)	8.125%	02/15/19	90	77,850
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	2,860	2,666,950
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay), Gtd. Notes, 144A	7.250%	05/01/22	1,302	1,262,940
Ultrapetrol Bahamas Ltd. (Bahamas), Sr. Sec’d. Notes	8.875%	06/15/21	1,261	1,194,797

				7,067,132

Media — 7.1%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750%	10/01/22	2,075	2,145,031
Altice SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	1,900	1,903,562
Altice SA (Luxembourg), Gtd. Notes, 144A	7.750%	05/15/22	1,388	1,411,423
AMC Entertainment, Inc., Gtd. Notes	5.875%	02/15/22	1,175	1,219,063
AMC Entertainment, Inc., Gtd. Notes	9.750%	12/01/20	928	1,016,160
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	625	678,125
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	8.000%	04/15/20	3,272	3,705,540
Carmike Cinemas, Inc., Sec’d. Notes	7.375%	05/15/19	1,875	1,987,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	03/15/21	635	650,081
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	09/30/22	1,231	1,258,697
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.750%	09/01/23	1,975	2,063,875
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.750%	01/15/24	3,270	3,396,713
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	6.500%	04/30/21	2,706	2,841,300

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20	295	$308,275
CCOH Safari LLC, Gtd. Notes	5.500%	12/01/22	500	511,250
CCOH Safari LLC, Gtd. Notes	5.750%	12/01/24	3,124	3,217,720
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	2,150	2,147,313
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	2,000	2,000,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	425	447,844
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	2,050	2,039,750
Cinemark USA, Inc., Gtd. Notes(a)	5.125%	12/15/22	3,650	3,704,750
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	2,089	2,167,337
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	7.625%	03/15/20	2,050	2,157,625
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	7.625%	03/15/20	800	828,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	6.500%	11/15/22	2,383	2,508,107
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19	365	422,495
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	625	635,156
DISH DBS Corp., Gtd. Notes(a)	5.875%	11/15/24	2,731	2,734,414
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21	4,235	4,510,275
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19	425	474,937
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	2,525	2,739,625
Gannett Co., Inc., Gtd. Notes	5.125%	07/15/20	600	625,500
Gannett Co., Inc., Gtd. Notes	6.375%	10/15/23	1,000	1,085,000
Gannett Co., Inc., Gtd. Notes, 144A(a)	5.500%	09/15/24	1,255	1,313,044
Gray Television, Inc., Gtd. Notes(a)	7.500%	10/01/20	2,960	3,115,400
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%	12/15/17	2,675	2,688,375
iHeartCommunications, Inc., Sr. Sec’d. Notes(a)	9.000%	12/15/19	613	606,870
Interactive Data Corp., Gtd. Notes, 144A	5.875%	04/15/19	1,250	1,260,937
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30	1,850	2,025,750
LIN Television Corp., Sr. Unsec’d. Notes, 144A	5.875%	11/15/22	928	946,560
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.375%	06/15/22	910	928,200
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr. Sec’d. Notes	9.750%	04/01/21	700	773,500
Mood Media Corp. (Canada), Gtd. Notes, 144A	9.250%	10/15/20	900	774,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $725,000; purchased 07/30/13)(f)(g)	5.000%	08/01/18	725	751,281
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	1,100	1,130,250
Nexstar Broadcasting, Inc., Gtd. Notes(a)	6.875%	11/15/20	300	316,500
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	6.125%	02/15/22	280	287,000
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	3,694	3,717,087
Numericable-SFR SAS (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	2,731	2,765,137
Numericable-SFR SAS (France), Sr. Sec’d. Notes, 144A(a)	6.250%	05/15/24	489	495,113
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.625%	02/15/24	1,575	1,649,813

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.750%	01/15/23		3,305	$3,404,150
RCN Telecom Services LLC/RCN Capital Corp., Sr. Unsec’d. Notes, 144A	8.500%	08/15/20		515	545,900
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	03/15/22		955	976,487
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	02/01/25		279	279,000
Sinclair Television Group, Inc., Gtd. Notes(a)	5.375%	04/01/21		1,065	1,092,956
Sinclair Television Group, Inc., Gtd. Notes(a)	6.125%	10/01/22		2,875	3,012,137
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24		740	752,950
Sirius XM Radio, Inc., Gtd. Notes, 144A	4.250%	05/15/20		148	146,520
Sirius XM Radio, Inc., Gtd. Notes, 144A	4.625%	05/15/23		503	484,137
Sirius XM Radio, Inc., Gtd. Notes, 144A(a)	5.375%	04/15/25		277	278,385
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.750%	08/01/21		750	781,875
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.875%	10/01/20		485	505,613
Sirius XM Radio, Inc., Gtd. Notes, 144A	6.000%	07/15/24		1,195	1,254,750
Time Warner Cable, Inc., Gtd. Notes	7.300%	07/01/38		271	365,312
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.000%	01/15/25		483	487,830
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.125%	01/21/23	EUR	489	563,810
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%	01/15/23		325	340,047
Unitymedia KabelBW GmbH (Germany), Gtd. Notes, 144A	6.125%	01/15/25		800	846,000
Univision Communications, Inc., Gtd. Notes, 144A(a)	8.500%	05/15/21		1,080	1,154,250
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	05/15/23		250	253,750
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22		1,100	1,179,750
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625%	07/01/20		300	313,125
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%	11/15/21		510	548,887
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22		97	99,910
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24		768	791,040
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750%	01/15/25		213	221,051
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.000%	10/15/24		300	315,000
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A(a)	6.375%	04/15/23		554	590,010
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.250%	01/15/26		400	408,000
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	5.375%	04/15/21		900	943,875
VTR Finance BV (Chile), Sr. Sec’d. Notes, 144A(a)	6.875%	01/15/24		971	1,007,413
WMG Acquisition Corp., Gtd. Notes, 144A(a)	6.750%	04/15/22		1,091	1,033,723
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	5.625%	04/15/22		300	301,125
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	5.875%	01/15/25		561	587,648

					110,953,676

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Metals & Mining — 3.5%
AK Steel Corp., Gtd. Notes(a)	7.625%	05/15/20	800	$688,000
AK Steel Corp., Gtd. Notes(a)	7.625%	10/01/21	2,175	1,761,750
AK Steel Corp., Sr. Sec’d. Notes	8.750%	12/01/18	675	718,875
Alcoa, Inc., Sr. Unsec’d. Notes	5.125%	10/01/24	905	968,632
Alcoa, Inc., Sr. Unsec’d. Notes	5.400%	04/15/21	512	557,414
Alcoa, Inc., Sr. Unsec’d. Notes	5.720%	02/23/19	575	630,227
Alcoa, Inc., Sr. Unsec’d. Notes	5.870%	02/23/22	227	251,737
Alcoa, Inc., Sr. Unsec’d. Notes	5.900%	02/01/27	512	563,809
Alcoa, Inc., Sr. Unsec’d. Notes	6.150%	08/15/20	465	524,665
Alcoa, Inc., Sr. Unsec’d. Notes	6.750%	01/15/28	1,283	1,475,010
Aleris International, Inc., Gtd. Notes	7.625%	02/15/18	104	105,820
Aleris International, Inc., Gtd. Notes	7.875%	11/01/20	412	419,210
APERAM SA (Luxembourg), Sr. Unsec’d. Notes, 144A	7.750%	04/01/18	1,156	1,200,795
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	4,500	4,835,250
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	7.000%	02/25/22	4,025	4,407,375
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.000%	02/25/22	1,900	2,080,500
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.750%	10/15/39	275	288,750
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	500	490,000
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia), Gtd. Notes, 144A	7.125%	05/01/18	285	294,975
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Gtd. Notes	6.375%	03/15/24	305	263,825
Coeur Mining, Inc., Gtd. Notes	7.875%	02/01/21	1,084	924,110
Commercial Metals Co., Sr. Unsec’d. Notes	4.875%	05/15/23	1,745	1,649,025
Commercial Metals Co., Sr. Unsec’d. Notes	7.350%	08/15/18	305	328,637
Constellium NV (Netherlands), Gtd. Notes, 144A	5.750%	05/15/24	253	239,085
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	12/15/20	1,400	1,361,500
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(a)	6.750%	02/15/20	968	895,400
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(a)	7.000%	02/15/21	2,649	2,443,703
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(a)	7.250%	05/15/22	825	761,063
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	6.875%	02/01/18	410	401,582
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	8.250%	11/01/19	1,255	1,079,300
Hecla Mining Co., Gtd. Notes	6.875%	05/01/21	1,358	1,201,830
HudBay Minerals, Inc. (Canada), Gtd. Notes	9.500%	10/01/20	432	449,280
JM Huber Corp., Sr. Unsec’d. Notes, 144A	9.875%	11/01/19	335	362,219
JMC Steel Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,109,250; purchased 11/04/14 - 01/29/15)(a)(f)(g)	8.250%	03/15/18	3,300	2,772,000
Kaiser Aluminum Corp., Gtd. Notes	8.250%	06/01/20	969	1,056,210
KGHM International Ltd. (Canada), Gtd. Notes, 144A	7.750%	06/15/19	297	305,910
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	2,745	2,847,937
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(a)	7.875%	11/01/22	590	615,075
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	2,540	2,609,850
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.250%	11/15/22	1,832	1,813,680

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
Prince Mineral Holding Corp., Sr. Sec’d. Notes, 144A	11.500%	12/15/19	350	$338,625
Ryerson, Inc./Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes	9.000%	10/15/17	300	303,000
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%	05/15/18	2,150	2,128,500
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,642,688; purchased 04/07/14 - 07/11/14)(a)(f)(g)	6.375%	05/01/22	2,625	2,608,594
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A	6.375%	05/01/22	455	452,156
Steel Dynamics, Inc., Gtd. Notes	6.375%	08/15/22	310	330,925
Steel Dynamics, Inc., Gtd. Notes, 144A	5.125%	10/01/21	195	196,219
Steel Dynamics, Inc., Gtd. Notes, 144A	5.500%	10/01/24	580	587,975
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Gtd. Notes, 144A	7.375%	02/01/20	175	179,375
Taseko Mines Ltd. (Canada), Gtd. Notes	7.750%	04/15/19	650	468,000
Wise Metals Group LLC/Wise Alloys Finance Corp., Sr. Sec’d. Notes, 144A	8.750%	12/15/18	555	592,463

				54,829,847

Multiline Retail — 0.6%
Family Tree Escrow LLC, Sr. Sec’d. Notes, 144A	5.750%	03/01/23	1,300	1,368,250
JC Penney Corp., Inc., Gtd. Notes(a)	8.125%	10/01/19	163	159,740
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(a)	8.000%	10/15/21	7,092	7,517,520

				9,045,510

Oil, Gas & Consumable Fuels — 7.4%
Antero Resources Corp., Gtd. Notes	5.125%	12/01/22	1,120	1,075,200
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	670	649,900
Antero Resources Corp., Gtd. Notes	6.000%	12/01/20	925	925,463
Arch Coal, Inc., Gtd. Notes	7.250%	10/01/20	450	159,750
Arch Coal, Inc., Gtd. Notes	9.875%	06/15/19	500	147,500
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.125%	06/01/21	100	91,750
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.625%	06/01/24	350	320,250
Blue Racer Midstream LLC/Blue Racer Finance Corp., Gtd. Notes, 144A	6.125%	11/15/22	465	477,787
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%	04/15/21	220	213,950
California Resources Corp., Gtd. Notes, 144A(a)	5.000%	01/15/20	4	3,610
California Resources Corp., Gtd. Notes, 144A(a)	5.500%	09/15/21	2,793	2,477,950
California Resources Corp., Gtd. Notes, 144A(a)	6.000%	11/15/24	6,548	5,745,870
CGG SA (France), Gtd. Notes	6.500%	06/01/21	675	538,313
CGG SA (France), Gtd. Notes	6.875%	01/15/22	90	71,550
Chesapeake Energy Corp., Gtd. Notes(a)	4.875%	04/15/22	1,575	1,476,563
Chesapeake Energy Corp., Gtd. Notes(a)	5.375%	06/15/21	560	543,200
Chesapeake Energy Corp., Gtd. Notes(a)	5.750%	03/15/23	1,000	975,000
Chesapeake Energy Corp., Gtd. Notes	6.125%	02/15/21	670	678,375
Cimarex Energy Co., Gtd. Notes	4.375%	06/01/24	325	322,563
Cimarex Energy Co., Gtd. Notes	5.875%	05/01/22	575	612,375
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	3,275	3,373,250
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	6.250%	08/15/22	800	776,000
Compressco Partners LP/Compressco Finance, Inc., Gtd. Notes, 144A	7.250%	08/15/22	1,935	1,683,450
Comstock Resources, Inc., Gtd. Notes	7.750%	04/01/19	384	161,280

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Comstock Resources, Inc., Gtd. Notes	9.500%		06/15/20	336	$146,160
Comstock Resources, Inc., Sr. Sec’d. Notes, 144A(a)	10.000%		03/15/20	720	696,600
Concho Resources, Inc., Gtd. Notes	5.500%		10/01/22	525	528,937
Concho Resources, Inc., Gtd. Notes	6.500%		01/15/22	1,245	1,304,137
CONSOL Energy, Inc., Gtd. Notes	5.875%		04/15/22	1,825	1,651,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%		12/15/20	850	854,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.125%		03/01/22	795	800,963
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A(a)	6.250%		04/01/23	1,982	2,001,820
Denbury Resources, Inc., Gtd. Notes(a)	6.375%		08/15/21	1,025	966,063
Diamondback Energy, Inc., Gtd. Notes	7.625%		10/01/21	463	487,307
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%		08/15/21	950	916,750
Energy Transfer Equity LP, Sr. Sec’d. Notes	5.875%		01/15/24	2,000	2,110,000
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes(a)	7.750%		09/01/22	1,247	1,271,940
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes(a)	9.375%		05/01/20	1,575	1,649,812
EP Energy LLC/Everest Acquisition Finance, Inc., Sec’d. Notes	6.875%		05/01/19	692	709,300
EXCO Resources, Inc., Gtd. Notes	7.500%		09/15/18	480	284,400
EXCO Resources, Inc., Gtd. Notes	8.500%		04/15/22	199	110,694
Exmar Netherlands NV (Netherlands), Gtd. Notes	5.950%	(c)	07/07/17	NOK 2,000	248,892
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	5.625%		06/15/24	454	426,760
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	5.750%		02/15/21	625	603,125
Global Partners LP/GLP Finance Corp., Gtd. Notes, 144A	6.250%		07/15/22	899	885,515
Halcon Resources Corp., Gtd. Notes(a)	8.875%		05/15/21	300	208,500
Halcon Resources Corp., Gtd. Notes	9.250%		02/15/22	1,775	1,224,750
Halcon Resources Corp., Gtd. Notes(a)	9.750%		07/15/20	493	347,565
Hiland Partners LP/Hiland Partners Finance Corp., Gtd. Notes, 144A	5.500%		05/15/22	210	215,250
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.000%		12/01/24	640	601,600
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	7.625%		04/15/21	575	598,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(a)	8.000%		02/15/20	1,150	1,190,250
Jones Energy Holdings LLC/Jones Energy Finance Corp., Gtd. Notes	6.750%		04/01/22	245	229,075
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	8.500%		10/01/22	2,225	1,824,500
Laredo Petroleum, Inc., Gtd. Notes	6.250%		03/15/23	700	698,250
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes	6.500%		09/15/21	445	351,828
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes(a)	4.875%		12/01/24	1,895	1,937,448
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes(a)	6.750%		11/01/20	1,500	1,575,000
Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes	7.250%		02/15/21	250	240,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%		03/15/21	1,675	1,549,375

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	7.000%	03/31/24	600	$565,500
Memorial Resource Development Corp., Gtd. Notes, 144A	5.875%	07/01/22	2,005	1,884,700
Newfield Exploration Co., Sr. Unsec’d. Notes(a)	5.375%	01/01/26	2,070	2,090,959
Newfield Exploration Co., Sr. Unsec’d. Notes(a)	5.625%	07/01/24	740	769,600
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%	01/30/22	875	912,187
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes	6.875%	10/15/21	398	415,910
Oasis Petroleum, Inc., Gtd. Notes(a)	6.875%	03/15/22	315	307,125
Peabody Energy Corp., Gtd. Notes(a)	6.000%	11/15/18	1,600	1,264,000
Peabody Energy Corp., Gtd. Notes(a)	6.250%	11/15/21	775	476,625
Peabody Energy Corp., Sec’d. Notes, 144A(a)	10.000%	03/15/22	1,167	1,038,630
Penn Virginia Corp., Gtd. Notes	7.250%	04/15/19	135	122,175
Penn Virginia Corp., Gtd. Notes(a)	8.500%	05/01/20	445	418,300
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23	684	670,320
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	1,550	1,522,875
QEP Resources, Inc., Sr. Unsec’d. Notes	6.875%	03/01/21	1,100	1,168,750
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	8.000%	12/01/18	595	565,250
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	8.250%	01/15/21	545	508,213
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23	900	895,500
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%	04/15/23	1,325	1,368,062
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(a)	5.875%	03/01/22	543	589,155
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	6.500%	07/15/21	1,265	1,325,087
Rice Energy, Inc., Gtd. Notes, 144A	7.250%	05/01/23	1,875	1,875,000
Rosetta Resources, Inc., Gtd. Notes(a)	5.625%	05/01/21	1,090	1,024,600
Rosetta Resources, Inc., Gtd. Notes(a)	5.875%	06/01/22	1,161	1,094,243
Rosetta Resources, Inc., Gtd. Notes(a)	5.875%	06/01/24	61	56,730
RSP Permian, Inc., Gtd. Notes, 144A	6.625%	10/01/22	192	192,960
Sabine Oil & Gas Corp., Gtd. Notes	9.750%	02/15/17	213	38,873
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	02/01/21	500	503,280
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes(a)	5.625%	04/15/23	1,535	1,531,163
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes(a)	5.750%	05/15/24	2,000	2,010,000
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes, 144A	5.625%	03/01/25	594	587,317
Samson Investment Co., Gtd. Notes (original cost $2,982,848; purchased 02/03/12 - 04/29/14)(f)(g)	9.750%	02/15/20	2,800	756,000
Sanchez Energy Corp., Gtd. Notes	6.125%	01/15/23	410	368,487
SandRidge Energy, Inc., Gtd. Notes	7.500%	03/15/21	410	254,200
SemGroup Corp., Gtd. Notes	7.500%	06/15/21	406	425,285
SemGroup LP, Sr. Unsec’d. Notes(i)	—%	12/31/49	2,555	26
Shelf Drilling Holdings Ltd. (United Arab Emirates), Sec’d. Notes, 144A(a)	8.625%	11/01/18	250	204,375
SM Energy Co., Sr. Unsec’d. Notes(a)	5.000%	01/15/24	785	739,077
SM Energy Co., Sr. Unsec’d. Notes	6.500%	11/15/21	1,605	1,629,075
SM Energy Co., Sr. Unsec’d. Notes	6.500%	01/01/23	150	153,000
SM Energy Co., Sr. Unsec’d. Notes	6.625%	02/15/19	649	657,113
SM Energy Co., Sr. Unsec’d. Notes, 144A	6.125%	11/15/22	700	696,500
Stone Energy Corp., Gtd. Notes	7.500%	11/15/22	538	486,890

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	5.500%	08/15/22	210	$198,975
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	7.500%	07/01/21	283	294,320
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.375%	04/01/23	3,500	3,605,000
Talos Production LLC/Talos Production Finance, Inc., Gtd. Notes, 144A	9.750%	02/15/18	619	433,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.250%	11/15/23	450	433,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.250%	05/01/23	1,037	1,042,185
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.375%	08/01/22	204	213,690
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875%	02/01/21	630	659,925
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.000%	01/15/18	387	398,610
Tesoro Corp., Gtd. Notes	5.125%	04/01/24	475	484,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp, Gtd. Notes	5.875%	10/01/20	616	631,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A	5.500%	10/15/19	312	321,360
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A	6.250%	10/15/22	1,175	1,216,125
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%	11/01/20	1,675	1,457,250
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A	5.750%	12/15/18	620	559,550
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A	6.125%	10/01/24	1,186	1,016,995
Unit Corp., Gtd. Notes	6.625%	05/15/21	1,545	1,452,300
W&T Offshore, Inc., Gtd. Notes	8.500%	06/15/19	421	254,705
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes, 144A	7.500%	02/15/23	2,196	2,239,920
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	2,040	2,029,800
Williams Partners LP/ACMP Finance Corp., Sr. Unsec’d. Notes	4.875%	03/15/24	2,000	2,010,000
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	5.250%	09/15/24	660	580,470
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	6.000%	01/15/22	6,425	5,975,250

				116,619,212

Paper & Forest Products — 0.5%
Cascades, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.500%	07/15/22	750	761,250
Clearwater Paper Corp., Gtd. Notes, 144A	5.375%	02/01/25	415	423,300
Louisiana-Pacific Corp., Gtd. Notes	7.500%	06/01/20	333	355,477
Mercer International, Inc., Gtd. Notes(a)	7.000%	12/01/19	857	886,995
Mercer International, Inc., Gtd. Notes	7.750%	12/01/22	588	623,280
Resolute Forest Products, Inc., Gtd. Notes	5.875%	05/15/23	120	115,320
Sappi Papier Holding GmbH (South Africa), Sr. Sec’d. Notes, 144A	8.375%	06/15/19	200	215,000
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	950	995,125
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000%	12/15/19	1,850	1,877,750
Verso Paper Holdings LLC/Verso Paper, Inc., Sr. Sec’d. Notes	11.750%	01/15/19	1,335	1,241,550

				7,495,047

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Personal Products
Revlon Consumer Products Corp., Gtd. Notes(a)	5.750%	02/15/21	563	$581,297

Pharmaceuticals — 2.0%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A(a)	7.000%	05/15/19	1,990	2,022,338
Endo Finance LLC, Gtd. Notes, 144A	5.750%	01/15/22	1,033	1,058,825
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.000%	12/15/20	121	126,143
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.250%	01/15/22	161	170,861
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A	6.000%	02/01/25	1,355	1,395,650
Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec’d. Notes, 144A	5.250%	04/01/22	2,300	2,337,375
Mallinckrodt International Finance SA, Gtd. Notes(g)	4.750%	04/15/23	2,629	2,504,122
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.750%	08/01/22	1,141	1,178,083
Par Pharmaceutical Cos., Inc., Gtd. Notes	7.375%	10/15/20	660	696,300
Salix Pharmaceuticals Ltd., Gtd. Notes, 144A	6.500%	01/15/21	335	371,431
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.375%	10/15/20	3,280	3,407,100
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%	08/15/21	350	365,750
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	7.000%	10/01/20	1,685	1,758,719
Valeant Pharmaceuticals International, Gtd. Notes, 144A	7.250%	07/15/22	350	370,125
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	630	634,725
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	5.625%	12/01/21	277	281,155
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	1,903	2,005,286
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	1,022	1,105,354
VRX Escrow Corp., Sr. Unsec’d. Notes, 144A	5.375%	03/15/20	1,535	1,548,431
VRX Escrow Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/15/23	3,450	3,536,250
VRX Escrow Corp., Sr. Unsec’d. Notes, 144A	6.125%	04/15/25	3,995	4,134,825

				31,008,848

Professional Services — 0.1%
FTI Consulting, Inc., Gtd. Notes	6.000%	11/15/22	580	609,737
IHS, Inc., Gtd. Notes, 144A	5.000%	11/01/22	595	597,618

				1,207,355

Real Estate Investment Trusts (REITs) — 1.0%
CNL Lifestyle Properties, Inc., Gtd. Notes	7.250%	04/15/19	570	581,400
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	2,333	2,423,404
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250%	01/15/23	394	413,700
CTR Partnership LP/CareTrust Capital Corp., Gtd. Notes	5.875%	06/01/21	625	637,500
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	1,759	1,816,167
Felcor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	1,500	1,548,750
Iron Mountain, Inc., Gtd. Notes	5.750%	08/15/24	627	634,837
Iron Mountain, Inc., Gtd. Notes	6.000%	08/15/23	300	315,750

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	2,725	$2,895,313
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	909	929,453
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	925	978,187
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	925	986,281
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	1,425	1,657,466

				15,818,208

Real Estate Management & Development — 0.1%
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $1,350,000; purchased 11/10/14)(f)(g)	8.250%	12/01/22	1,350	1,414,125
Kennedy-Wilson, Inc., Gtd. Notes	5.875%	04/01/24	581	582,453

				1,996,578

Road & Rail — 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	4.875%	11/15/17	2,850	2,921,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	9.750%	03/15/20	114	124,192
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(a)	5.125%	06/01/22	1,709	1,726,055
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(a)	5.250%	03/15/25	160	159,200
Hertz Corp. (The), Gtd. Notes	5.875%	10/15/20	450	462,375
Hertz Corp. (The), Gtd. Notes(a)	7.375%	01/15/21	1,188	1,247,400
Jurassic Holdings III, Inc., Sec’d. Notes, 144A(a)(g)	6.875%	02/15/21	2,990	2,601,300
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $3,077,000; purchased 12/07/12 - 12/12/13)(f)(g)	8.375%	12/15/18	3,015	3,135,600

				12,377,372

Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	6.750%	03/01/19	944	915,680
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(a)	7.000%	07/01/24	1,094	943,575
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	7.500%	08/15/22	32	30,640
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	7.750%	08/01/20	234	223,470
Amkor Technology, Inc., Sr. Unsec’d. Notes	6.375%	10/01/22	400	412,000
Entegris, Inc., Gtd. Notes, 144A	6.000%	04/01/22	217	226,223
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	5.000%	05/15/21	445	469,475
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	1,050	1,143,188
Micron Technology, Inc., Sr. Unsec’d. Notes	5.875%	02/15/22	201	212,158
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A(a)	5.250%	08/01/23	5,244	5,335,770

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/01/25	600	$604,500
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.500%	09/15/16	200	202,500
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21	1,659	1,754,393
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(a)	5.750%	03/15/23	200	212,500
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	4.875%	10/15/23	2,200	2,260,500
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.625%	11/01/24	479	510,135
Sensata Technologies BV (Niger), Gtd. Notes, 144A	5.000%	10/01/25	1,616	1,638,220

				17,094,927

Software — 2.5%
Activision Blizzard, Inc., Gtd. Notes, 144A	6.125%	09/15/23	675	735,750
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21	3,363	3,556,373
Audatex North America, Inc., Gtd. Notes, 144A(a)	6.125%	11/01/23	1,838	1,943,686
Avaya, Inc., Sec’d. Notes, 144A(a)	10.500%	03/01/21	5,442	4,625,700
Avaya, Inc., Sr. Sec’d. Notes, 144A(a)	7.000%	04/01/19	1,207	1,197,948
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	8.125%	07/15/21	6,010	5,499,150
Boxer Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(a)	9.000%	10/15/19	5,205	4,294,125
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	4,250	4,637,813
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $2,758,613; purchased 04/03/14 -03/18/15)(a)(f)(g)	7.125%	05/01/21	2,750	2,723,353
Infor US, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,100,000; purchased 03/18/15)(f)(g)	6.500%	05/15/22	3,100	3,177,500
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	4,656	4,702,560
Open Text Corp. (Canada), Gtd. Notes, 144A	5.625%	01/15/23	230	238,625
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750%	01/15/19	2,225	2,386,313

				39,718,896

Specialty Retail — 1.3%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A(a)	9.250%	08/01/19	1,475	1,563,500
Claire’s Stores, Inc., Gtd. Notes, 144A	7.750%	06/01/20	750	303,750
Claire’s Stores, Inc., Sec’d. Notes(a)	8.875%	03/15/19	750	427,500
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(a)	6.125%	03/15/20	1,168	981,120
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(a)	9.000%	03/15/19	3,882	3,522,915
CST Brands, Inc., Gtd. Notes	5.000%	05/01/23	700	714,000
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	2,300	2,399,066
Guitar Center, Inc., Sr. Sec’d. Notes, 144A(a)	6.500%	04/15/19	467	407,457
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $1,582,438; purchased 09/17/13 - 01/03/14)(f)(g)	9.250%	06/15/21	1,525	1,650,813
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000%	05/15/19	150	153,375
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	1,000	1,100,000
L Brands, Inc., Gtd. Notes	5.625%	10/15/23	1,550	1,720,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Specialty Retail (cont’d.)
Men’s Wearhouse, Inc. (The), Gtd. Notes, 144A(a)	7.000%	07/01/22	2,350	$2,473,375
Murphy Oil USA, Inc., Gtd. Notes	6.000%	08/15/23	625	670,313
Penske Automotive Group, Inc., Gtd. Notes(a)	5.750%	10/01/22	334	350,700
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500%	11/01/23	655	691,025
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.875%	11/15/19	1,000	1,057,500

				20,186,909

Technology Hardware, Storage & Peripherals — 0.3%
Denali Borrower LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A	5.625%	10/15/20	1,309	1,383,613
NCR Corp., Gtd. Notes	5.000%	07/15/22	126	127,260
NCR Corp., Gtd. Notes	5.875%	12/15/21	60	62,550
NCR Corp., Gtd. Notes	6.375%	12/15/23	150	159,750
Project Homestake Merger Corp., Gtd. Notes, 144A	8.875%	03/01/23	2,335	2,340,837

				4,074,010

Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp., Sr. Unsec’d. Notes(a)	4.500%	12/15/22	1,875	1,903,125
Springs Industries, Inc., Sr. Sec’d. Notes(a)	6.250%	06/01/21	3,230	3,189,625

				5,092,750

Tobacco — 0.1%
Vector Group Ltd., Gtd. Notes	7.750%	02/15/21	1,500	1,595,625

Trading Companies & Distributors — 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	475	477,228
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	4.500%	05/15/21	1,245	1,287,018
Aircastle Ltd., Sr. Unsec’d. Notes	6.250%	12/01/19	120	131,926
Aircastle Ltd., Sr. Unsec’d. Notes	7.625%	04/15/20	1,110	1,276,500
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	5.625%	10/01/24	1,225	1,274,000
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	3,375	3,594,375
H&E Equipment Services, Inc., Gtd. Notes(a)	7.000%	09/01/22	4,190	4,315,700
HD Supply, Inc., Gtd. Notes(a)	7.500%	07/15/20	975	1,043,250
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250%	12/15/21	1,595	1,642,850
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%	04/15/18	825	837,375
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	4.625%	04/15/21	2,309	2,389,815
International Lease Finance Corp., Sr. Unsec’d. Notes	8.250%	12/15/20	2,554	3,109,494
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	8.625%	01/15/22	2,750	3,485,625
International Lease Finance Corp., Sr. Unsec’d. Notes	8.875%	09/01/17	700	791,000
Rexel SA (France), Sr. Unsec’d. Notes, 144A	6.125%	12/15/19	1,375	1,440,313
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	2,717	2,767,944
United Rentals North America, Inc., Gtd. Notes	5.750%	11/15/24	1,360	1,404,200
United Rentals North America, Inc., Gtd. Notes(a)	6.125%	06/15/23	1,999	2,116,441
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	1,075	1,161,672
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	4,155	4,545,570

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Trading Companies & Distributors (cont’d.)
United Rentals North America, Inc., Gtd. Notes	8.250%	02/01/21	1,100	$1,188,000
United Rentals North America, Inc., Gtd. Notes(a)	8.375%	09/15/20	1,575	1,693,597
United Rentals North America, Inc., Sr. Sec’d. Notes	4.625%	07/15/23	1,129	1,141,701

				43,115,594

Transportation Infrastructure
Ridgebury Crude Tankers LLC, Sr. Sec’d. Notes, 144A	7.625%	03/20/17	438	450,143

Wireless Telecommunication Services — 3.5%
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	1,600	1,602,400
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	2,500	2,421,875
NII Capital Corp., Gtd. Notes(i)	7.625%	04/01/21	2,537	773,785
NII International Telecom SCA, Gtd. Notes, 144A(i)	7.875%	08/15/19	892	827,330
NII International Telecom SCA, Gtd. Notes, 144A(a)(i)	11.375%	08/15/19	696	661,200
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	4.875%	07/15/22	704	689,611
SBA Telecommunications, Inc., Gtd. Notes	5.750%	07/15/20	583	612,879
SoftBank Corp. (Japan), Gtd. Notes, 144A(a)	4.500%	04/15/20	1,232	1,258,180
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	4,865	4,463,638
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	3,050	3,152,938
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	1,685	1,739,763
Sprint Communications, Inc., Gtd. Notes, 144A(a)	7.000%	03/01/20	502	553,455
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,170	2,490,075
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	6.000%	11/15/22	1,025	973,750
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000%	08/15/20	2,335	2,371,484
Sprint Communications, Inc., Sr. Unsec’d. Notes	11.500%	11/15/21	243	293,423
Sprint Corp., Gtd. Notes(a)	7.125%	06/15/24	3,463	3,376,425
Sprint Corp., Gtd. Notes	7.250%	09/15/21	899	903,495
Sprint Corp., Gtd. Notes	7.625%	02/15/25	4,822	4,797,890
Sprint Corp., Gtd. Notes	7.875%	09/15/23	7,466	7,615,320
T-Mobile USA, Inc., Gtd. Notes	5.250%	09/01/18	360	371,700
T-Mobile USA, Inc., Gtd. Notes	6.000%	03/01/23	924	946,814
T-Mobile USA, Inc., Gtd. Notes	6.125%	01/15/22	667	687,844
T-Mobile USA, Inc., Gtd. Notes(a)	6.250%	04/01/21	747	776,880
T-Mobile USA, Inc., Gtd. Notes(a)	6.375%	03/01/25	1,999	2,062,769
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19	255	262,969
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/24	590	616,550
T-Mobile USA, Inc., Gtd. Notes	6.625%	11/15/20	423	442,035
T-Mobile USA, Inc., Gtd. Notes	6.625%	04/01/23	805	842,231
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	2,396	2,509,810
T-Mobile USA, Inc., Gtd. Notes	6.731%	04/28/22	1,451	1,527,177
T-Mobile USA, Inc., Gtd. Notes	6.836%	04/28/23	529	556,773
Ymobile Corp. (Japan), Gtd. Notes, 144A	8.250%	04/01/18	930	968,363

				54,150,831

TOTAL CORPORATE BONDS (cost $1,442,186,610)				1,440,422,613

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS

Independent Power & Renewable Electricity Producers
Dynegy, Inc.*	24,000	$754,320

Paper & Forest Products
Verso Corp.*	33,599	60,478

Transportation Infrastructure
General Maritime Corp.*(g)	712	5,554

TOTAL COMMON STOCKS (cost $805,572)		820,352

PREFERRED STOCKS — 0.5%

Banks
Royal Bank of Scotland Group PLC (United Kingdom), Series M, 6.400%	14,915	372,726
Royal Bank of Scotland Group PLC (United Kingdom), Series N, 6.350%	3,875	96,875

		469,601

Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K, 6.375%	26,000	694,720

Consumer Finance — 0.2%
Ally Financial, Inc., Series G, 7.000%	2,365	2,427,450

Insurance — 0.1%
XLIT Ltd. (Ireland), Series D, 3.370%	2,550	2,106,141

Metals & Mining
ArcelorMittal (Luxembourg), Series MTUS, CVT, 6.000%	37,500	563,250

Technology — 0.1%
Pitney Bowes International Holdings, Inc., Series F, 6.125%	1,000	1,064,688

TOTAL PREFERRED STOCKS (cost $7,240,536)		7,325,850

	Units

WARRANTS(l)*

Specialty Retail
Neebo, Inc. (Class A Stock), expiring 06/20/19(g)	2,792	—
Neebo, Inc. (Class B Stock), expiring 06/29/19(g)	5,983	—

		—

Transportation Infrastructure
General Maritime Corp., expiring 05/17/17(g)	1,101	—

TOTAL WARRANTS (cost $0)		—

TOTAL LONG-TERM INVESTMENTS (cost $1,511,382,795)		1,504,558,840

	Shares

SHORT-TERM INVESTMENT — 21.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $338,806,951; includes $288,680,709 of cash collateral for securities on loan)(b)(w)	338,806,951	338,806,951

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Value

TOTAL INVESTMENTS — 117.5% (cost $1,850,189,746)	$1,843,365,791
Liabilities in excess of other assets(x) — (17.5)%	(274,057,179)

NET ASSETS — 100.0%	$1,569,308,612

See the Glossary for abbreviations used in the Portfolio descriptions.
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $282,309,568; cash collateral of $288,680,709 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(f)	Indicates a restricted security; the aggregate cost of such securities is $70,561,041. The aggregate value of $67,947,823 is approximately 4.3% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.
(r)	Less than $500 par.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Depreciation(1)
Euro,
Expiring 04/24/15	Royal Bank of Canada	EUR	402	$428,984	$432,394	$(3,410)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2015.

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at March 31, 2015(3)	Unrealized Appeciation(4)
Exchange-traded credit default swaps on credit indices – Buy Protection(1):
Dow Jones CDX NA HY 23 V1	12/20/19	5.000%	$39,200	$1,988,390	$3,270,847	$1,282,457

Cash collateral of $1,856,472 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contracts rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2015.

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	Unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$55,990,025	$—
Corporate Bonds	—	1,428,627,467	11,795,146
Common Stocks	814,798	—	5,554
Preferred Stocks	7,325,850	—	—
Warrants	—	—	—
Affiliated Money Market Mutual Fund	338,806,951	—	—
Other Financial Instruments*
Foreign Forward Currency Contract	—	(3,410)	—
Exchange-traded credit default swaps	—	1,282,457	—

Total	$346,947,599	$1,485,896,539	$11,800,700

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporate Bonds
Balance as of 12/31/14	$2,716,516	$9,065,185
Accrued discounts/premiums	—	(166,508)
Realized gain (loss)	(365,787)	38,856
Change in unrealized appreciation (depreciation)**	159,399	(15,485)
Purchases	—	3,399,688
Sales	(2,504,574)	(526,590)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 03/31/15	$5,554	$11,795,146

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

**	Of which, $(13,422) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2015	Valuation Methodology	Unobservable Inputs
Common Stocks	$5,554	Discount pricing	Discretionary discount rate
Corporate Bonds	618,750	Pricing at cost	Unadjusted purchase price
Corporate Bonds	11,176,396	Market approach	Single broker indicative quote

	$11,800,700

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 97.5%
Argentina — 0.6%
MercadoLibre, Inc.	130,946	$16,043,504

Australia — 1.0%
Brambles Ltd.	887,415	7,760,621
Insurance Australia Group Ltd.	1,393,955	6,452,599
Macquarie Group Ltd.	199,121	11,574,182

		25,787,402

Austria — 0.3%
Andritz AG	146,050	8,720,187

Belgium — 0.2%
Colruyt SA	142,605	6,206,544

Brazil
Kroton Educacional SA	133,900	433,390

Canada — 3.7%
Alimentation Couche-Tard, Inc. (Class B Stock)	707,132	28,178,083
Brookfield Asset Management, Inc. (Class A Stock)	336,076	18,017,034
Canadian Pacific Railway Ltd.	100,147	18,296,857
Cenovus Energy, Inc.	185,158	3,121,174
Home Capital Group, Inc.	201,400	6,767,663
Shawcor Ltd.	164,800	4,580,127
Suncor Energy, Inc.	461,800	13,494,310

		92,455,248

China — 7.7%
Alibaba Group Holding Ltd., ADR*(a)	490,221	40,805,996
Baidu, Inc., ADR*	44,158	9,202,527
China Overseas Land & Investment Ltd.	2,440,000	7,879,728
JD.com, Inc., ADR*	577,373	16,963,219
Lenovo Group Ltd.	7,800,000	11,366,229
NetEase, Inc., ADR	70,876	7,463,243
Tencent Holdings Ltd.	3,349,551	63,607,696
Vipshop Holdings Ltd., ADS*(a)	1,154,001	33,973,789

		191,262,427

Denmark — 1.4%
Jyske Bank A/S*	164,750	6,926,112
Novo Nordisk A/S (Class B Stock)	546,583	29,178,669

		36,104,781

Finland — 0.5%
Sampo OYJ (Class A Stock)	264,813	13,356,687

France — 6.5%
Arkema SA	88,669	7,022,190
BNP Paribas SA	120,225	7,315,185
Cap Gemini SA	197,370	16,192,477
Dassault Systemes SA	494,324	33,452,963
Kering	89,587	17,489,004
Pernod Ricard SA	61,290	7,247,008
Publicis Groupe SA	130,444	10,064,577
Rexel SA	517,450	9,756,886
Sanofi	122,900	12,137,439
Schneider Electric SE	127,455	9,918,354
Sodexo	124,770	12,169,182
Total SA	208,487	10,363,225
Valeo SA	60,217	8,981,644

		162,110,134

	Shares	Value
COMMON STOCKS (Continued)
Germany — 7.4%
Bayer AG	281,461	$42,110,871
Bayerische Motoren Werke AG	104,384	12,999,424
Brenntag AG	179,340	10,714,552
Continental AG	240,667	56,676,005
Deutsche Boerse AG	89,775	7,326,415
KUKA AG	210,702	16,146,099
Linde AG	51,100	10,391,108
Rational AG	12,079	4,037,538
SAP SE, ADR(a)	136,500	9,851,205
Wirecard AG	340,986	14,370,860

		184,624,077

Hong Kong — 0.8%
AIA Group Ltd.	1,869,036	11,734,715
Jardine Matheson Holdings Ltd.	122,962	7,740,458

		19,475,173

India — 1.5%
Hero MotoCorp Ltd.	300,358	12,681,863
Housing Development Finance Corp. Ltd.	476,000	10,007,977
Tata Motors Ltd.	1,583,627	13,821,765

		36,511,605

Indonesia — 0.9%
PT Bank Rakyat Indonesia Persero Tbk	14,051,802	14,252,955
PT Tower Bersama Infrastructure Tbk	5,641,356	4,088,095
PT Tower Bersama Infrastructure Tbk, 144A(g)	6,982,898	5,060,265

		23,401,315

Ireland — 2.0%
DCC PLC	100,690	5,997,695
Ryanair Holdings PLC, ADR	175,050	11,688,089
Shire PLC	388,429	30,966,634

		48,652,418

Israel — 2.4%
Bezeq Israeli Telecommunication Corp. Ltd.	6,159,790	11,470,410
Check Point Software Technologies Ltd.*(a)	354,438	29,053,283
Teva Pharmaceutical Industries Ltd., ADR	295,467	18,407,594

		58,931,287

Italy — 4.1%
Anima Holding SpA*	996,585	7,368,169
Anima Holding SpA, 144A*(g)	1,381,674	10,215,292
Azimut Holding SpA	1,070,180	30,504,472
Brembo SpA	298,726	12,206,963
Intesa Sanpaolo SpA	4,957,331	16,825,129
Luxottica Group SpA	397,853	25,198,200

		102,318,225

Japan — 18.8%
Astellas Pharma, Inc.	971,520	15,918,259
Daikin Industries Ltd.	214,191	14,319,536
Daito Trust Construction Co. Ltd.	58,800	6,565,946
FANUC Corp.	269,075	58,742,788
Fuji Heavy Industries Ltd.	1,091,964	36,249,094
Hoya Corp.	286,300	11,461,831
Kansai Paint Co. Ltd.	922,400	16,787,463
Kao Corp.	293,400	14,650,648
Keyence Corp.	47,768	26,066,848
Minebea Co. Ltd.	1,309,467	20,595,880

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Miraca Holdings, Inc.	164,800	$7,576,350
Murata Manufacturing Co. Ltd.	307,606	42,246,366
Nidec Corp.	235,737	15,648,625
Nihon Kohden Corp.	280,000	7,615,806
Nitori Holdings Co. Ltd.	122,000	8,258,613
Ono Pharmaceutical Co. Ltd.	144,714	16,330,106
ORIX Corp.	905,590	12,724,562
Pigeon Corp.	329,046	27,650,926
Santen Pharmaceutical Co. Ltd.	654,500	9,546,421
SMC Corp.	93,400	27,811,139
SoftBank Corp.	144,800	8,433,072
Sugi Holdings Co. Ltd.	129,100	6,384,793
Sumitomo Mitsui Financial Group, Inc.	178,044	6,819,902
Sundrug Co. Ltd.	163,100	8,466,057
Toyota Motor Corp.	231,600	16,166,543
Unicharm Corp.	968,087	25,344,509

		468,382,083

Mexico — 0.4%
Alsea SAB de CV*(a)	2,599,021	7,609,551
Alsea SAB de CV, 144A*(g)	655,805	1,920,100

		9,529,651

Netherlands — 2.0%
Akzo Nobel NV	147,360	11,141,789
ASML Holding NV	132,350	13,417,522
Koninklijke Ahold NV	470,052	9,262,748
NXP Semiconductors NV*	103,395	10,376,722
Royal Dutch Shell PLC (Class A Stock)	202,770	6,050,364

		50,249,145

Norway — 0.2%
DnB ASA	309,195	4,962,491

Philippines — 0.8%
Universal Robina Corp.	3,743,545	18,909,561

Singapore — 0.2%
United Overseas Bank Ltd.	288,800	4,840,913

South Africa — 2.5%
Aspen Pharmacare Holdings Ltd.*	792,471	25,039,300
Aspen Pharmacare Holdings Ltd., 144A*(g)	86,040	2,718,562
Bidvest Group Ltd. (The)	337,608	9,132,318
Discovery Ltd.	1,256,599	12,896,646
Mr. Price Group Ltd.	631,975	13,516,754

		63,303,580

South Korea — 0.6%
Samsung Electronics Co. Ltd.	10,775	13,972,517

Spain — 1.8%
Amadeus IT Holding SA (Class A Stock)	243,126	10,419,629
Inditex SA	1,059,044	34,001,200

		44,420,829

Sweden — 2.9%
Assa Abloy AB (Class B Stock)	286,793	17,082,930
Atlas Copco AB (Class A Stock)	413,519	13,387,127
Hexagon AB (Class B Stock)	671,857	23,854,343
Nordea Bank AB	450,425	5,486,392
Telefonaktiebolaget LM Ericsson (Class B Stock)	903,125	11,338,682

		71,149,474

	Shares	Value
COMMON STOCKS (Continued)
Switzerland — 6.7%
Actelion Ltd.*	110,550	$12,750,125
Cie Financiere Richemont SA	68,715	5,521,311
Geberit AG	32,479	12,154,152
Givaudan SA*	8,565	15,473,937
Julius Baer Group Ltd.*	154,955	7,745,249
Novartis AG	419,160	41,371,296
Partners Group Holding AG	69,245	20,643,826
Pentair PLC(a)	83,800	5,270,182
Roche Holding AG	63,380	17,416,323
SGS SA	6,440	12,278,616
Sonova Holding AG	49,790	6,908,497
UBS Group AG*	520,540	9,760,704

		167,294,218

Taiwan — 0.3%
MediaTek, Inc.	503,000	6,793,399

Thailand — 0.3%
Minor International PCL	5,808,743	6,247,880

United Kingdom — 15.8%
Aldermore Group PLC*	279,820	967,144
Aldermore Group PLC, 144A*(g)	695,794	2,404,877
Amlin PLC	1,557,770	11,665,748
ARM Holdings PLC	1,817,866	29,524,336
Ashtead Group PLC	1,160,912	18,618,374
AstraZeneca PLC	458,713	31,476,043
Barclays PLC	2,379,390	8,588,436
BG Group PLC	445,446	5,467,263
BTG PLC*	910,086	9,624,115
Bunzl PLC	507,895	13,769,723
Burberry Group PLC	884,551	22,715,605
Compass Group PLC	1,130,047	19,616,689
Howden Joinery Group PLC	1,308,430	8,587,713
IG Group Holdings PLC	742,338	7,794,895
InterContinental Hotels Group PLC	256,469	10,003,187
Just Eat PLC*	742,424	4,801,698
Just Eat PLC, 144A*(g)	2,346,216	15,174,376
Lloyds Banking Group PLC*	4,724,100	5,475,858
Prudential PLC	1,005,734	24,957,625
Reckitt Benckiser Group PLC	162,646	13,972,140
Reed Elsevier PLC	1,698,578	29,211,885
SABMiller PLC	131,700	6,898,650
Spectris PLC	167,515	5,356,916
St. James’s Place PLC	3,450,964	47,730,760
TalkTalk Telecom Group PLC(a)	2,240,915	11,415,021
Travis Perkins PLC	314,095	9,068,840
Wolseley PLC	121,342	7,171,828
WPP PLC	524,399	11,909,375

		393,969,120

United States — 3.2%
Actavis PLC*(a)	96,662	28,768,544
AON PLC	127,000	12,207,240
Jazz Pharmaceuticals PLC*	159,056	27,483,286
Nielsen NV	243,400	10,848,338

		79,307,408

TOTAL COMMON STOCKS (cost $2,100,507,401)		2,429,726,673

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS — 0.9%
Germany
Henkel AG & Co. KGaA (PRFC)	95,065	$11,166,418
Volkswagen AG (PRFC)	38,690	10,260,644

		21,427,062

TOTAL PREFERRED STOCKS (cost $18,056,250)		21,427,062

	Units
WARRANTS*(l)
Thailand
Minor International PCL, expiring 11/03/17 (cost $0)	436,224	57,377

TOTAL LONG-TERM INVESTMENTS (cost $2,118,563,651)		2,451,211,112

	Shares
SHORT-TERM INVESTMENT — 6.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $169,299,469; includes $133,732,711 of cash collateral for securities on loan)(b)(w)	169,299,469	169,299,469

Value
TOTAL INVESTMENTS — 105.2% (cost $2,287,863,120)	$ 2,620,510,581
Liabilities in excess of other assets — (5.2)%	(128,636,871)

NET ASSETS — 100.0%	$ 2,491,873,710

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $129,523,892; cash collateral of $133,732,711 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$16,043,504	$—	$—
Australia	—	25,787,402	—
Austria	—	8,720,187	—
Belgium	—	6,206,544	—
Brazil	433,390	—	—
Canada	92,455,248	—	—
China	108,408,774	82,853,653	—
Denmark	—	36,104,781	—
Finland	—	13,356,687	—
France	—	162,110,134	—
Germany	9,851,205	174,772,872	—
Hong Kong	7,740,458	11,734,715	—
India	—	36,511,605	—
Indonesia	4,088,095	19,313,220	—
Ireland	11,688,089	36,964,329	—
Israel	47,460,877	11,470,410	—
Italy	—	102,318,225	—
Japan	—	468,382,083	—
Mexico	7,609,551	1,920,100	—
Netherlands	10,376,722	39,872,423	—
Norway	—	4,962,491	—
Philippines	—	18,909,561	—
Singapore	—	4,840,913	—
South Africa	—	63,303,580	—
South Korea	—	13,972,517	—
Spain	—	44,420,829	—
Sweden	—	71,149,474	—
Switzerland	5,270,182	162,024,036	—
Taiwan	—	6,793,399	—
Thailand	6,247,880	—	—
United Kingdom	5,768,842	388,200,278	—
United States	79,307,408	—	—
Preferred Stocks:
Germany	—	21,427,062	—
Warrants
Thailand	—	57,377	—
Affiliated Money Market Mutual Fund	169,299,469	—	—

Total	$582,049,694	$2,038,460,887	$—

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 were as follows:
Pharmaceuticals	14.4%
Affiliated Money Market Mutual Fund (5.4% represents investments purchased with collateral from securities on loan)	6.8
Internet Software & Services	6.3
Machinery	6.2
Insurance	5.7
Electronic Equipment, Instruments & Components	4.4
Automobiles	4.1
Capital Markets	3.9
Banks	3.4
Household Products	3.1
Auto Components	3.1
Software	2.9
Textiles, Apparel & Luxury Goods	2.9
Trading Companies & Distributors	2.8
Specialty Retail	2.6
Chemicals	2.4
Semiconductors & Semiconductor Equipment	2.4
Food & Staples Retailing	2.4
Hotels, Restaurants & Leisure	2.3
Media	2.1
Internet & Catalog Retail	2.0
Building Products	1.8

IT Services	1.6%
Oil, Gas & Consumable Fuels	1.5
Real Estate Management & Development	1.3
Diversified Financial Services	1.1
Electrical Equipment	1.0
Technology Hardware, Storage & Peripherals	1.0
Professional Services	0.9
Diversified Telecommunication Services	0.9
Industrial Conglomerates	0.9
Food Products	0.8
Road & Rail	0.7
Wireless Telecommunication Services	0.7
Thrifts & Mortgage Finance	0.7
Personal Products	0.6
Health Care Equipment & Supplies	0.6
Beverages	0.6
Biotechnology	0.5
Airlines	0.5
Communications Equipment	0.5
Commercial Services & Supplies	0.3
Health Care Providers & Services	0.3
Energy Equipment & Services	0.2

105.2
Liabilities in excess of other assets	(5.2)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.9%
COMMON STOCKS — 95.9%
Australia — 4.3%
AGL Energy Ltd.	328,500	$3,803,068
Ansell Ltd.	397,024	8,310,889
Arrium Ltd.	7,301,600	938,435
Ausdrill Ltd.(a)	731,040	153,014
Australia & New Zealand Banking Group Ltd.	345,000	9,597,959
Bendigo & Adelaide Bank Ltd.	515,300	4,910,217
Bradken Ltd.	556,400	777,888
Caltex Australia Ltd.	422,635	11,216,474
Challenger Ltd.	1,271,500	6,902,285
Downer EDI Ltd.	1,440,700	4,884,027
Fortescue Metals Group Ltd.(a)	1,702,300	2,519,911
Kingsgate Consolidated Ltd.*(a)	898,989	467,838
Lend Lease Group	678,800	8,573,637
Metcash Ltd.(a)	2,725,199	3,206,519
Mineral Resources Ltd.(a)	351,300	1,796,715
Mount Gibson Iron Ltd.	2,634,500	437,457
Myer Holdings Ltd.(a)	1,907,200	1,965,616
National Australia Bank Ltd.	234,400	6,861,892
Pacific Brands Ltd.(a)(g)	3,053,600	1,065,706
Primary Health Care Ltd.	856,140	3,577,725
Seven Group Holdings Ltd.(a)	354,500	1,938,003
Toll Holdings Ltd.	1,508,900	10,151,962

		94,057,237

Austria — 0.7%
OMV AG	215,600	5,914,212
UNIQA Insurance Group AG	594,115	5,376,163
Voestalpine AG	138,300	5,059,002

		16,349,377

Belgium — 2.1%
AGFA-Gevaert NV*(g)	624,500	1,440,348
Anheuser-Busch InBev NV	201,918	24,667,293
Delhaize Group SA	133,500	11,993,605
KBC Groep NV*	136,639	8,444,577

		46,545,823

Brazil — 0.2%
Estacio Participacoes SA	606,381	3,579,520

Canada — 1.0%
MacDonald, Dettwiler & Associates Ltd.	138,665	10,745,703
Rogers Communications, Inc. (Class B Stock)	297,173	9,948,391

		20,694,094

China — 0.3%
Poly Property Group Co. Ltd.	8,664,000	4,211,349
Shougang Fushan Resources Group Ltd.(g)	11,184,000	2,279,314

		6,490,663

Denmark — 1.0%
A.P. Moeller-Maersk A/S (Class B Stock)	3,200	6,688,726
Carlsberg A/S (Class B Stock)	99,130	8,173,900
TDC A/S	998,200	7,152,064

		22,014,690

Finland — 1.3%
Sampo OYJ (Class A Stock)	321,093	16,195,348
Tieto OYJ	171,222	4,023,493

	Shares	Value
COMMON STOCKS (Continued)
Finland (cont’d.)
UPM-Kymmene OYJ	391,800	$7,611,449

		27,830,290

France — 7.8%
Alstom SA*	146,400	4,504,883
Arkema SA	38,800	3,072,787
AXA SA	294,000	7,399,710
BNP Paribas SA	313,951	19,102,595
Cap Gemini SA	176,753	14,501,033
Cie Generale des Etablissements Michelin	72,600	7,219,675
CNP Assurances	305,200	5,349,115
Credit Agricole SA	450,400	6,618,584
Electricite de France SA	652,300	15,640,970
Renault SA	69,800	6,339,911
Sanofi	160,900	15,890,269
SCOR SE	172,000	5,801,142
Societe Generale SA	132,800	6,411,828
Thales SA	160,700	8,915,988
Total SA	232,400	11,551,864
Valeo SA	127,353	18,995,288
Vinci SA	210,704	12,038,257

		169,353,899

Germany — 8.3%
Allianz SE	65,900	11,441,289
Aurubis AG	42,600	2,405,967
BASF SE	119,700	11,849,722
Bayer AG	172,533	25,813,576
Bayerische Motoren Werke AG	144,380	17,980,311
Continental AG	34,913	8,221,856
Daimler AG	205,000	19,687,042
Deutsche Bank AG	309,000	10,709,198
Deutsche Lufthansa AG	362,100	5,070,350
E.ON SE	325,700	4,842,791
Freenet AG	179,800	5,403,224
Hannover Rueck SE	59,900	6,189,719
Merck KGaA	37,400	4,185,710
Muenchener Rueckversicherungs- Gesellschaft AG	50,900	10,937,461
Rheinmetall AG	123,900	5,959,465
RTL Group SA	52,420	5,040,703
Stada Arzneimittel AG	131,100	4,362,267
Volkswagen AG	60,300	15,504,411
Wincor Nixdorf AG	81,800	3,833,396

		179,438,458

Greece — 0.2%
Hellenic Telecommunications Organization SA*	323,451	2,864,815
Piraeus Bank SA*	4,077,798	1,573,834

		4,438,649

Hong Kong — 1.9%
China Resources Cement Holdings Ltd.	12,897,400	7,290,394
CK Hutchison Holdings Ltd.	280,000	5,720,546
Dah Sing Financial Holdings Ltd.(g)	484,312	2,861,426
First Pacific Co. Ltd.	4,043,000	4,036,403
Huabao International Holdings Ltd.	5,836,000	4,339,200
Kingboard Chemical Holdings Ltd.	1,516,800	2,400,422
Skyworth Digital Holdings Ltd.	7,192,000	5,649,124

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Yue Yuen Industrial Holdings Ltd.	2,331,500	$8,249,871

		40,547,386

Ireland — 1.8%
C&C Group PLC	825,900	3,380,861
James Hardie Industries PLC, CDI	629,230	7,278,814
Permanent TSB Group Holdings PLC*	206,800	13,564
Ryanair Holdings PLC, ADR	93,161	6,220,360
Shire PLC	183,790	14,652,247
Smurfit Kappa Group PLC	247,300	6,949,067

		38,494,913

Israel — 2.4%
Bank Hapoalim BM	811,200	3,900,541
Elbit Systems Ltd., (NASDAQ GS)	400	28,884
Elbit Systems Ltd., (TASE)(g)	104,400	7,510,501
Teva Pharmaceutical Industries Ltd.	195,800	12,236,967
Teva Pharmaceutical Industries Ltd., ADR	466,608	29,069,678

		52,746,571

Italy — 1.9%
Atlantia SpA	503,474	13,221,353
Azimut Holding SpA	357,342	10,185,697
Danieli & C Officine Meccaniche SpA(g)	128,200	3,188,463
Enel SpA	1,823,700	8,238,397
Eni SpA	319,400	5,528,199

		40,362,109

Japan — 20.2%
Alfresa Holdings Corp.	396,800	5,591,435
Anritsu Corp.	423,600	2,957,966
Aoyama Trading Co. Ltd.	130,800	4,270,390
Aozora Bank Ltd.	1,467,000	5,199,870
Asahi Kasei Corp.	445,000	4,249,583
Bank of Yokohama Ltd. (The)	915,000	5,358,827
Calsonic Kansei Corp.	840,000	5,558,996
Daihatsu Motor Co. Ltd.	374,000	5,720,555
Daikin Industries Ltd.	164,700	11,010,862
Daiwa House Industry Co. Ltd.	911,100	17,958,022
Don Quijote Holdings Co. Ltd.	258,700	21,029,277
Fuji Oil Co. Ltd.	274,600	4,376,457
Fujikura Ltd.	1,150,000	5,033,093
Fukuoka Financial Group, Inc.	638,000	3,280,904
Fuyo General Lease Co. Ltd.(g)	116,500	4,680,559
Heiwa Corp.	352,000	6,914,409
Hogy Medical Co. Ltd.	33,100	1,625,125
Isuzu Motors Ltd.	794,000	10,534,381
Japan Tobacco, Inc.	311,400	9,844,869
JX Holdings, Inc.	425,200	1,636,023
KDDI Corp.	1,252,500	28,297,144
Keihin Corp.	267,500	4,100,946
Keiyo Bank Ltd. (The)(g)	756,000	4,376,370
KYORIN Holdings, Inc.	156,900	3,750,927
Kyowa Exeo Corp.	426,900	4,578,117
Makita Corp.	128,600	6,664,093
Marubeni Corp.	965,200	5,580,299
Medipal Holdings Corp.	327,300	4,266,073
Mitsubishi Corp.	305,000	6,128,619
Mitsubishi UFJ Financial Group, Inc.	1,551,700	9,610,320
Mitsui & Co. Ltd.	632,500	8,470,556
Mizuho Financial Group, Inc.	4,101,100	7,207,591
Morinaga Milk Industry Co. Ltd.(g)	1,152,000	4,372,738

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Nichi-iko Pharmaceutical Co. Ltd.	140,700	$3,240,103
Nippon Telegraph & Telephone Corp.	309,000	19,074,887
Nishi-Nippon City Bank Ltd. (The)	1,487,000	4,310,141
Nissan Motor Co. Ltd.	1,200,600	12,210,765
NOF Corp.	475,000	3,523,580
NTT DoCoMo, Inc.	314,600	5,497,957
Otsuka Holdings Co. Ltd.	120,500	3,769,681
Resona Holdings, Inc.	2,100,600	10,424,788
Ricoh Co. Ltd.	632,600	6,878,534
Sankyu, Inc.	1,143,000	4,971,676
Seino Holdings Co. Ltd.	363,000	3,939,192
Seven & i Holdings Co. Ltd.	328,800	13,817,252
Shimachu Co. Ltd.	213,000	5,618,960
Shizuoka Gas Co. Ltd.(g)	383,800	2,540,557
SKY Perfect JSAT Holdings, Inc.	849,800	5,270,848
SoftBank Corp.	226,200	13,173,763
Sony Corp.*	511,600	13,682,035
Sumitomo Corp.	498,100	5,315,207
Sumitomo Metal Mining Co. Ltd.	362,000	5,290,895
Sumitomo Mitsui Financial Group, Inc.	685,800	26,269,286
Toagosei Co. Ltd.(g)	1,249,000	5,697,237
Toho Holdings Co. Ltd.	176,300	2,979,409
Toppan Forms Co. Ltd.(g)	291,200	3,298,792
Toyoda Gosei Co. Ltd.	230,700	5,149,947
Tsumura & Co.	167,600	4,139,081
United Arrows Ltd.	212,400	6,304,415
Yokohama Rubber Co. Ltd. (The)	649,000	6,689,927

		437,314,311

Netherlands — 4.5%
Aegon NV	723,500	5,712,488
ING Groep NV, CVA*	380,200	5,569,139
Koninklijke Ahold NV	893,900	17,615,009
Koninklijke KPN NV	3,760,773	12,747,663
NXP Semiconductors NV*	83,428	8,403,993
Royal Dutch Shell PLC (Class A Stock)	388,490	11,552,512
Royal Dutch Shell PLC (Class B Stock)	739,000	23,019,983
Wolters Kluwer NV	392,992	12,832,975

		97,453,762

New Zealand — 0.5%
Air New Zealand Ltd.(g)	3,130,000	6,366,517
SKY Network Television Ltd.	827,900	3,653,054

		10,019,571

Norway — 1.2%
DNB ASA	358,100	5,747,402
Fred Olsen Energy ASA(a)	116,565	833,641
Marine Harvest ASA	551,300	6,316,029
Statoil ASA	292,700	5,175,349
Yara International ASA	140,400	7,128,518

		25,200,939

Philippines — 0.5%
Alliance Global Group, Inc.	18,427,400	10,900,687

Portugal — 0.2%
EDP - Energias de Portugal SA	928,000	3,475,481

Singapore — 0.4%
DBS Group Holdings Ltd.	527,500	7,821,694
Hong Leong Asia Ltd.(g)	1,721,000	1,655,350

		9,477,044

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa — 0.3%
Mondi PLC	300,700	$5,778,529

Spain — 2.3%
ACS Actividades de Construccion y Servicios SA	168,300	5,956,841
Aena SA, 144A*	73,200	7,359,984
Banco Santander SA	526,100	3,943,826
Gas Natural SDG SA	149,898	3,365,515
Mediaset Espana Comunicacion SA*	463,884	5,807,219
Red Electrica Corp. SA	96,906	7,879,716
Repsol SA	464,200	8,641,211
Telefonica SA	479,600	6,824,445

		49,778,757

Sweden — 3.3%
Assa Abloy AB (Class B Stock)	268,117	15,970,488
Boliden AB	208,000	4,120,384
Nordea Bank AB	590,800	7,196,226
Oriflame Cosmetics SA, SDR(a)	96,500	1,289,944
Securitas AB (Class B Stock)	397,400	5,705,237
Swedbank AB (Class A Stock)	909,351	21,709,598
Telefonaktiebolaget LM Ericsson (Class B Stock)	497,100	6,241,062
TeliaSonera AB	1,367,200	8,688,126

		70,921,065

Switzerland — 7.6%
Baloise Holding AG	80,500	10,638,648
Bucher Industries AG	16,700	4,021,653
Cembra Money Bank AG	38,000	2,324,592
Credit Suisse Group AG*	683,794	18,396,758
GAM Holding AG*	321,562	6,668,977
Georg Fischer AG	12,100	8,263,765
Glencore PLC*	1,553,073	6,556,644
Helvetia Holding AG	11,600	6,241,729
Novartis AG	398,664	39,348,331
Pargesa Holding SA	66,600	4,673,970
Sunrise Communications Group AG, 144A*	80,707	6,992,724
Swatch Group AG (The)	10,094	4,268,820
Swiss Life Holding AG*	36,100	8,918,394
Swiss Re AG	189,600	18,288,429
Zurich Insurance Group AG*	55,700	18,826,724

		164,430,158

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	604,891	14,202,841

Thailand — 0.3%
Krung Thai Bank PCL	9,492,600	6,651,238

Turkey — 0.4%
Turkcell Iletisim Hizmetleri A/S*	1,523,493	7,814,121

United Kingdom — 18.4%
3i Group PLC	711,500	5,083,878
Alent PLC	258,200	1,430,267
Amec Foster Wheeler PLC	233,800	3,127,436
Anglo American PLC	716,324	10,698,231
AstraZeneca PLC	177,900	12,207,171
Aviva PLC	702,100	5,618,800
BAE Systems PLC	1,528,600	11,845,930
Barclays PLC	1,526,900	5,511,363
Beazley PLC(g)	1,204,500	5,124,029

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Bellway PLC	223,870	$6,561,929
Berkeley Group Holdings PLC	120,700	4,716,427
BG Group PLC	871,712	10,699,117
Bovis Homes Group PLC	248,000	3,420,646
BP PLC	2,276,100	14,753,989
British American Tobacco PLC	330,630	17,121,282
BT Group PLC	1,273,100	8,272,372
Carillion PLC	876,800	4,243,198
Centrica PLC	2,740,000	10,248,392
Dairy Crest Group PLC	336,900	2,207,497
Darty PLC(g)	1,314,300	1,269,190
Debenhams PLC	3,256,300	3,623,780
Direct Line Insurance Group PLC	2,053,389	9,689,889
DS Smith PLC	480,000	2,450,902
GlaxoSmithKline PLC	492,800	11,344,177
Go-Ahead Group PLC(g)	148,200	5,106,814
HSBC Holdings PLC	1,529,300	13,031,756
Informa PLC	1,320,599	11,024,129
Intermediate Capital Group PLC	825,200	6,154,895
International Consolidated Airlines Group SA*	922,491	8,222,324
J Sainsbury PLC	2,462,300	9,448,828
Lloyds Banking Group PLC*	22,236,124	25,774,614
Marston’s PLC	1,332,800	3,007,259
Old Mutual PLC	1,561,200	5,124,876
Pace PLC	924,900	4,718,123
Petrofac Ltd.	243,800	3,432,239
Premier Foods PLC*	200,276	125,922
Provident Financial PLC	219,158	8,742,461
Prudential PLC	1,001,854	24,861,341
Reed Elsevier PLC	806,156	13,864,148
Rexam PLC	2,260,466	19,372,881
Rio Tinto Ltd.	142,700	6,183,188
Rolls-Royce Holdings PLC*	494,100	6,968,732
Tate & Lyle PLC	778,200	6,897,401
Taylor Wimpey PLC	3,742,154	8,578,388
Tesco PLC	834,400	2,978,424
Tullett Prebon PLC	429,200	2,373,428
Unilever PLC	247,886	10,342,616
Vesuvius PLC(g)	476,600	3,463,741
William Hill PLC	1,364,030	7,490,217
WM Morrison Supermarkets PLC	3,055,600	8,732,685

		397,291,322

United States
Boart Longyear Ltd.*(g)	2,407,100	366,673

TOTAL COMMON STOCKS (cost $2,035,063,401)		2,074,020,178

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Units	Value
RIGHTS*(l)
Spain
Telefonica SA, expiring 04/12/15 (cost $0)	479,600	$77,353

TOTAL LONG-TERM INVESTMENTS (cost $2,035,063,401)		2,074,097,531

	Shares
SHORT-TERM INVESTMENT — 3.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $70,885,980; includes $18,335,834 of cash collateral for securities on loan)(b)(w)	70,885,980	70,885,980

Value

TOTAL INVESTMENTS — 99.2% (cost $2,105,949,381)	$ 2,144,983,511
Other assets in excess of liabilities — 0.8%	17,169,629

NET ASSETS — 100.0%	$ 2,162,153,140

See	the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,017,164; cash collateral of $18,335,834 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$3,803,068	$90,254,169	$—
Austria	—	16,349,377	—
Belgium	1,440,348	45,105,475	—
Brazil	3,579,520	—	—
Canada	20,694,094	—	—
China	2,279,314	4,211,349	—
Denmark	—	22,014,690	—
Finland	—	27,830,290	—
France	—	169,353,899	—
Germany	—	179,438,458	—
Greece	—	4,438,649	—
Hong Kong	4,036,403	36,510,983	—
Ireland	6,233,924	32,260,989	—
Israel	29,098,562	23,648,009	—
Italy	—	40,362,109	—
Japan	—	437,314,311	—
Netherlands	—	97,453,762	—
New Zealand	—	10,019,571	—
Norway	—	25,200,939	—
Philippines	—	10,900,687	—
Portugal	—	3,475,481	—
Singapore	1,655,350	7,821,694	—
South Africa	—	5,778,529	—
Spain	7,359,984	42,418,773	—
Sweden	—	70,921,065	—
Switzerland	6,992,724	157,437,434	—
Taiwan	14,202,841	—	—
Thailand	6,651,238	—	—
Turkey	—	7,814,121	—
United Kingdom	6,897,401	390,393,921	—
United States	366,673	—	—
Rights
Spain	77,353	—	—
Affiliated Money Market Mutual Fund	70,885,980	—	—

Total	$186,254,777	$1,958,728,734	$—

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2015 were as follows:

Banks	11.5%
Insurance	8.7
Pharmaceuticals	8.5
Oil, Gas & Consumable Fuels	5.1
Automobiles	4.1
Diversified Telecommunication Services	3.4
Affiliated Money Market Mutual Fund (0.8% represents investments purchased with collateral from securities on loan)	3.3
Wireless Telecommunication Services	3.2
Food & Staples Retailing	3.1
Capital Markets	2.8
Media	2.7
Auto Components	2.6
Metals & Mining	2.2
Aerospace & Defense	2.1
Household Durables	2.0
Chemicals	1.9
Real Estate Management & Development	1.7
Beverages	1.7
Electric Utilities	1.6
Food Products	1.6
Containers & Packaging	1.3
Machinery	1.3
Trading Companies & Distributors	1.3
Construction & Engineering	1.3
Building Products	1.2
Tobacco	1.2
Multiline Retail	1.2
Airlines	1.2

Semiconductors & Semiconductor Equipment	1.0%
Transportation Infrastructure	0.9
Diversified Financial Services	0.9
Multi-Utilities	0.9
IT Services	0.9
Specialty Retail	0.8
Industrial Conglomerates	0.8
Health Care Providers & Services	0.8
Commercial Services & Supplies	0.7
Construction Materials	0.7
Road & Rail	0.6
Paper & Forest Products	0.6
Textiles, Apparel & Luxury Goods	0.6
Consumer Finance	0.5
Communications Equipment	0.5
Technology Hardware, Storage & Peripherals	0.5
Hotels, Restaurants & Leisure	0.5
Air Freight & Logistics	0.5
Health Care Equipment & Supplies	0.5
Electrical Equipment	0.4
Energy Equipment & Services	0.3
Leisure Products	0.3
Marine	0.3
Gas Utilities	0.3
Electronic Equipment, Instruments & Components	0.2
Diversified Consumer Services	0.2
Health Care Technology	0.1
Personal Products	0.1

99.2
Other assets in excess of liabilities	0.8

100.0%

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 102.5%

ASSET-BACKED SECURITIES — 3.4%

Collateralized Debt Obligations
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.516%	(c)	04/25/19	448	$441,378

Collateralized Loan Obligations — 0.5%
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.796%	(c)	10/15/26	1,000	998,690
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.741%	(c)	03/15/20	500	498,221
HLM, Series 2015-6A, Class A	1.032%	(s)	05/05/27	1,000	996,299
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.722%	(c)	05/18/23	600	599,372
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.742%	(c)	11/22/23	1,100	1,100,267
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.907%	(c)	08/17/22	250	251,855
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.931%	(c)	10/20/23	1,000	1,007,553

					5,452,257

Non-Residential Mortgage-Backed Securities — 0.9%
Chase Issuance Trust, Series 2007-C1, Class C1	0.635%	(c)	04/15/19	9,500	9,463,682

Residential Mortgage-Backed Securities — 2.0%
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	0.814%	(c)	05/25/34	1,649	1,543,458
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.134%	(c)	09/25/34	2,000	1,995,416
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	1.371%	(c)	10/25/33	3,185	3,131,308
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	0.894%	(c)	09/25/34	1,320	1,303,582
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A5	0.954%	(c)	11/25/34	2,082	2,004,427
Countrywide Asset-Backed Certificates, Series 2004-ECC2, Class M1	1.074%	(c)	12/25/34	2,424	2,246,189
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	0.874%	(c)	09/25/34	759	713,644
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.894%	(c)	12/25/34	2,360	2,151,139
Morgan Stanley ABS Capital I, Series 2002-HE3, Class A2	1.254%	(c)	03/25/33	167	161,202
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.074%	(c)	05/25/34	5,368	5,077,838
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.074%	(c)	05/25/34	1,564	1,425,209
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-3, Class A1	0.754%	(c)	06/25/33	1,100	1,034,425

					22,787,837

TOTAL ASSET-BACKED SECURITIES (cost $33,590,203)					38,145,154

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.1%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.762%	(c)	05/10/45	5,540	$5,823,931
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44	929	968,300
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	14,384	15,092,923
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	2.122%		03/10/46	1,870	1,903,720
Commercial Mortgage Trust, Series 2012-CCRE1, Class A2	2.350%		05/15/45	993	1,013,142
Commercial Mortgage Trust, Series 2012-LC4, Class A2	2.256%		12/10/44	65	66,184
Commercial Mortgage Trust, Series 2014-CCRE19, Class A4	3.532%		08/10/47	4,920	5,201,965
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	7,800	8,134,932
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AJ	5.469%	(c)	02/15/39	3,019	3,120,393
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A1A	5.648%	(c)	03/15/39	1,088	1,122,024
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	2,631	2,774,890
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class A2	5.448%	(c)	01/15/49	46	45,878
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	5.322%	(c)	11/10/45	10,000	10,108,340
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%	(c)	12/10/49	6,572	7,026,826
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A	5.233%	(c)	11/10/45	1,430	1,454,934
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	21,652	21,812,093
GS Mortgage Securities Trust, Series 2006-GG6, Class AM	5.553%	(c)	04/10/38	1,100	1,131,130
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	1,100	1,160,485
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A3	3.098%		11/15/47	8,000	8,241,864
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A3A1	5.259%	(c)	01/12/43	2,413	2,412,544
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.259%	(c)	01/12/43	1,289	1,303,965
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%	(c)	10/15/42	7,666	7,726,745
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.269%	(c)	12/15/44	1,200	1,226,777
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%	(c)	07/12/38	7,513	7,588,047
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.659%	(c)	05/12/39	5,300	5,521,996
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4	5.378%		08/12/48	4,670	4,935,754
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%	(c)	03/12/51	1,900	2,033,011
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class ASB	5.735%	(c)	06/12/50	50	50,225
Morgan Stanley BAML Trust, Series 2013-C8, Class A2	1.689%		12/15/48	3,850	3,870,601

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	912	$920,196
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	4,510	4,648,024
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749%	(c)	07/15/45	25,544	26,756,185
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	1,004	1,056,107
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class APB	5.294%		12/15/43	3,526	3,567,238
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A2	2.819%		08/15/50	10,447	10,830,885
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	10,750	11,196,727

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $195,240,313)					191,848,981

CORPORATE BONDS — 56.8%

Aerospace & Defense — 0.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.500%		03/15/18	2,000	2,126,250

Airlines — 0.2%
Continental Airlines, Inc., Series A, Pass-Through Certificates(a)	4.750%		01/12/21	208	222,881
Continental Airlines, Inc., Series A, Pass-Through Certificates	5.983%		04/19/22	1,527	1,720,183
Delta Air Lines, Inc., Series 1A, Pass-Through Certificates	6.200%		07/02/18	495	544,277

					2,487,341

Automotive — 1.6%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.625%		09/15/16	3,000	3,065,937
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	4.375%		08/06/23	2,500	2,701,085
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	7,150	8,933,961
General Motors Co., Sr. Unsec’d. Notes	3.500%		10/02/18	2,205	2,259,155
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25	1,000	1,015,719

					17,975,857

Banking — 12.4%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	1,500	1,519,558
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%		04/01/24	3,775	4,015,528
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	1,620	1,734,754
Bank of America Corp., Sr. Unsec’d. Notes, MTN(h)	5.625%		07/01/20	5,500	6,340,812
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	1,000	1,109,268
Bank of America Corp., Sub. Notes, MTN(a)	4.200%		08/26/24	7,000	7,241,962
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	2.500%		02/20/19	3,000	3,061,020
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19	865	873,522
Capital One Financial Corp., Sr. Unsec’d. Notes	3.500%		06/15/23	4,230	4,342,429
Capital One NA, Sr. Unsec’d. Notes(a)	2.950%		07/23/21	880	892,577
Citigroup, Inc., Sr. Unsec’d. Notes	3.375%		03/01/23	2,000	2,049,658
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.750%		06/16/24	3,000	3,135,486

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	1,965	$2,447,170
Citigroup, Inc., Sub. Notes(a)	3.500%		05/15/23	1,250	1,246,539
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	2,810	3,184,829
Discover Bank, Sub. Notes	7.000%		04/15/20	1,665	1,976,565
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	750	760,919
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	1,610	1,638,262
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		07/08/24	4,250	4,447,931
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(h)	5.750%		01/24/22	10,000	11,673,580
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	4,535	5,116,314
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	1,000	1,076,249
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	6,250	6,498,688
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	4.250%		10/15/20	5,000	5,452,465
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	4.350%		08/15/21	5,000	5,499,840
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	2,365	2,380,907
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	4,000	4,103,560
Lloyds Bank PLC (United Kingdom), Gtd. Notes	6.375%		01/21/21	1,000	1,209,819
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,000	1,163,881
Morgan Stanley, Sr. Unsec’d. Notes	3.875%		04/29/24	1,000	1,051,583
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	5.500%		07/28/21	8,000	9,280,528
Morgan Stanley, Sub. Notes, MTN	4.350%		09/08/26	7,900	8,281,286
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22	1,210	1,321,516
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	2,500	2,547,365
PNC Bank NA, Sr. Unsec’d. Notes(a)	3.300%		10/30/24	2,000	2,077,836
PNC Bank NA, Sub. Notes(h)	3.800%		07/25/23	1,295	1,373,904
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%		11/09/22	3,835	3,870,198
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	6.125%		01/11/21	3,000	3,579,936
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	805	811,275
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16	165	170,888
Wells Fargo & Co., Sub. Notes, MTN(a)	4.100%		06/03/26	8,500	8,968,078

					139,528,485

Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	5.125%		01/20/23	2,280	2,366,649

Building Materials & Construction — 0.2%
CRH America, Inc. (Ireland), Gtd. Notes	8.125%		07/15/18	1,000	1,190,943
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%		07/02/24	640	670,984

					1,861,927

Cable — 1.0%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.800%		03/15/22	7,185	7,447,159
Time Warner Cable, Inc., Gtd. Notes	8.750%		02/14/19	2,525	3,116,991
Videotron Ltd. (Canada), Gtd. Notes	9.125%		04/15/18	181	184,168

					10,748,318

Capital Goods — 1.2%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%		07/15/17	2,310	2,292,675

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $259,615; purchased 07/18/13)(f)(g)	2.800%	11/01/18	260	$267,526
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $673,535; purchased 01/14/13)(f)(g)	2.875%	07/17/18	675	690,432
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $1,038,991; purchased 05/08/12)(f)(g)	3.125%	05/11/15	1,040	1,042,199
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	8,260	9,102,338

				13,395,170

Chemicals — 3.1%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	785	787,121
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(a)	3.500%	06/01/23	6,000	6,112,512
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	4,000	4,819,768
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	3.000%	11/15/22	2,000	2,017,248
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	2,915	3,197,659
Lubrizol Corp., Gtd. Notes	8.875%	02/01/19	1,750	2,184,035
LYB International Finance BV (Netherlands), Gtd. Notes(a)	4.000%	07/15/23	11,480	12,160,420
Mosaic Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/23	3,295	3,514,012

				34,792,775

Electric — 2.4%
Commonwealth Edison Co., First Mortgage Bonds	3.400%	09/01/21	5,000	5,314,735
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17	900	946,357
FirstEnergy Transmission LLC, Series 144A, Sr. Unsec’d. Notes, 144A	4.350%	01/15/25	750	791,587
Indiana Michigan Power Co., Sr. Unsec’d. Notes	7.000%	03/15/19	2,000	2,382,936
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	7,000	7,728,350
PPL Electric Utilities Corp., First Mortgage Bonds	3.000%	09/15/21	5,000	5,210,910
PSEG Power LLC, Gtd. Notes	2.750%	09/15/16	1,560	1,597,947
Virginia Electric & Power Co., Sr. Unsec’d. Notes(h)	2.950%	01/15/22	2,505	2,583,399

				26,556,221

Energy - Integrated — 0.1%
Petro-Canada (Canada), Sr. Unsec’d. Notes	6.050%	05/15/18	650	730,532

Energy - Other — 2.3%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	1,400	1,414,442
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	3,600	3,825,000
Helmerich & Payne International Drilling Co., Gtd. Notes, 144A	4.650%	03/15/25	1,930	1,998,735
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24	2,000	2,502,814
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	4,615	4,441,421
Nabors Industries, Inc., Gtd. Notes(a)	5.000%	09/15/20	2,925	2,912,975
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18	2,500	2,669,888
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	5,805	6,148,337
Weatherford International LLC, Gtd. Notes(a)	6.350%	06/15/17	500	529,398

				26,443,010

Foods — 1.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)(h)	2.625%	01/17/23	5,000	4,929,025

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Foods (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(h)	5.375%	01/15/20	4,720	$5,436,817
JM Smucker Co. (The), Gtd. Notes, 144A	3.000%	03/15/22	655	664,834
JM Smucker Co. (The), Gtd. Notes, 144A	3.500%	03/15/25	475	488,306
Tyson Foods, Inc., Gtd. Notes(a)	3.950%	08/15/24	1,190	1,257,216

				12,776,198

Healthcare & Pharmaceutical — 4.8%
Actavis Funding SCS (Luxembourg), Gtd. Notes	3.450%	03/15/22	13,820	14,155,508
Amgen, Inc., Sr. Unsec’d. Notes(a)	3.625%	05/22/24	6,500	6,835,706
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	6,470	6,961,726
Bayer U.S. Finance LLC, Gtd. Notes, 144A	3.000%	10/08/21	1,310	1,355,340
Gilead Sciences, Inc., Sr. Unsec’d. Notes(h)	3.700%	04/01/24	5,500	5,872,922
Gilead Sciences, Inc., Sr. Unsec’d. Notes(h)	4.400%	12/01/21	4,980	5,566,241
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	385	387,411
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	1,735	1,756,443
Medtronic, Inc., Gtd. Notes, 144A	3.500%	03/15/25	5,515	5,765,331
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	125	125,866
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%	02/10/25	1,725	1,723,603
VPII Escrow Corp., Gtd. Notes, 144A(a)	6.750%	08/15/18	3,600	3,793,500

				54,299,597

Healthcare Insurance — 1.3%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	7,000	7,618,023
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(h)	4.700%	02/15/21	6,500	7,401,888

				15,019,911

Insurance — 4.1%
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.125%	02/15/24	5,000	5,412,630
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	875	1,059,901
AON Corp. (United Kingdom), Gtd. Notes	3.500%	09/30/15	1,100	1,114,917
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	5,835	6,445,569
Lincoln National Corp., Sr. Unsec’d. Notes	4.300%	06/15/15	1,335	1,343,811
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	6,630	7,430,354
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	355	366,079
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,510	2,770,049
MetLife, Inc., Sr. Unsec’d. Notes(h)	4.750%	02/08/21	8,850	10,004,872
Pacific LifeCorp., Sr. Unsec’d. Notes, 144A	6.000%	02/10/20	1,500	1,715,655
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	3,500	3,505,201
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	2,650	2,710,780
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	2.875%	12/06/22	1,185	1,183,013
WR Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	690	750,236
WR Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	515	582,279

				46,395,346

Lodging — 0.5%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	4,000	4,340,000
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	1,320	1,344,717

				5,684,717

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media & Entertainment — 1.4%
21st Century Fox America, Inc., Gtd. Notes	4.000%	10/01/23	750	$803,542
21st Century Fox America, Inc., Gtd. Notes	6.150%	02/15/41	35	45,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	6.500%	04/30/21	3,190	3,349,500
CSC Holdings LLC, Sr. Unsec’d. Notes(a)	7.625%	07/15/18	3,000	3,382,500
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%	08/15/16	3,000	3,255,000
Time Warner, Inc., Gtd. Notes	4.000%	01/15/22	1,720	1,842,643
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	265	295,874
Viacom, Inc., Sr. Unsec’d. Notes	3.125%	06/15/22	2,000	1,999,404
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	03/01/21	1,230	1,332,885

				16,306,598

Metals & Mining — 0.8%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	3.850%	09/30/23	2,490	2,660,142
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	5.800%	11/15/16	1,600	1,702,768
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%	09/20/21	3,445	3,633,528
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	1,015	1,047,132

				9,043,570

Non-Captive Finance — 2.4%
Discover Financial Services, Sr. Unsec’d. Notes	5.200%	04/27/22	3,468	3,861,514
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)(h)	3.100%	01/09/23	12,535	12,910,837
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)(h)	3.450%	05/15/24	4,500	4,739,076
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	275	285,862
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%	01/25/17	5,020	5,280,412

				27,077,701

Packaging — 0.1%
Rock Tenn Co., Gtd. Notes(a)	4.000%	03/01/23	725	763,131

Paper — 0.5%
International Paper Co., Sr. Unsec’d. Notes	4.750%	02/15/22	2,500	2,763,778
International Paper Co., Sr. Unsec’d. Notes	7.500%	08/15/21	2,050	2,575,636

				5,339,414

Pipelines & Other — 3.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	2,735	3,397,349
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	5.000%	10/01/21	4,200	4,505,273
Enterprise Products Operating LLC, Gtd. Notes(a)	3.750%	02/15/25	4,160	4,294,272
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	3,295	3,447,328
Magellan Midstream Partners LP, Sr. Unsec’d. Notes(a)	4.250%	02/01/21	1,885	2,037,579
ONEOK Partners LP, Gtd. Notes(a)	3.375%	10/01/22	3,715	3,524,617
ONEOK Partners LP, Gtd. Notes(a)	5.000%	09/15/23	2,525	2,643,635
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes(a)	8.750%	05/01/19	1,020	1,271,350
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.750%	03/15/24	4,340	4,766,058
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	6,500	6,771,739

				36,659,200

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Railroads — 1.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(a)	3.050%	09/01/22	5,075	$5,230,173
CSX Corp., Sr. Unsec’d. Notes	7.900%	05/01/17	1,923	2,180,482
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	6,000	6,927,348

				14,338,003

Real Estate Investment Trusts (REITs) — 0.9%
ProLogis LP, Gtd. Notes	6.875%	03/15/20	120	141,519
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	515	535,746
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	2,250	2,563,445
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	6,040	6,639,730

				9,880,440

Retailers — 2.8%
CVS Health Corp., Sr. Unsec’d. Notes(a)	3.375%	08/12/24	4,000	4,148,012
CVS Health Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	7,000	7,692,447
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)(h)	3.750%	02/15/24	7,000	7,629,048
Kohl’s Corp., Sr. Unsec’d. Notes	6.250%	12/15/17	2,375	2,651,759
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	3.300%	04/22/24	7,000	7,400,477
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)(h)	4.250%	04/15/21	2,000	2,245,152

				31,766,895

Technology — 1.7%
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	5,000	5,306,745
Fiserv, Inc., Gtd. Notes	3.125%	10/01/15	1,585	1,603,928
International Business Machines Corp., Sr. Unsec’d. Notes(a)	3.375%	08/01/23	3,075	3,205,512
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	5,880	6,380,176
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	1,925	2,105,336

				18,601,697

Telecommunications — 3.5%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	3,605	3,664,086
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	2,000	2,118,782
AT&T, Inc., Sr. Unsec’d. Notes	5.600%	05/15/18	1,330	1,477,661
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,947,400; purchased 02/03/09)(f)(g)	7.082%	06/01/16	2,140	2,269,994
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%	06/04/18	1,000	1,113,125
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	3.500%	11/01/24	5,380	5,505,704
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	18,650	21,381,927
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.625%	02/27/17	1,500	1,619,960

				39,151,239

Tobacco — 1.4%
Altria Group, Inc., Gtd. Notes	4.750%	05/05/21	7,000	7,813,421
Lorillard Tobacco Co., Gtd. Notes(a)	8.125%	06/23/19	865	1,057,904
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	2.500%	08/22/22	2,525	2,506,562
Philip Morris International, Inc., Sr. Unsec’d. Notes(h)	4.125%	05/17/21	4,500	4,940,140

				16,318,027

TOTAL CORPORATE BONDS (cost $600,036,014)				638,434,219

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 3.2%

Arizona — 0.7%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839%	01/01/41	6,500	$7,954,115

California — 0.5%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	2,930	4,218,966
State of California, BABs, GO	7.625%	03/01/40	800	1,244,784

				5,463,750

Colorado — 0.4%
Regional Transportation District Co. Sales Tax, Revenue Bonds, Series B, BABs	5.844%	11/01/50	2,895	4,070,428

Massachusetts — 0.1%
Massachusetts State Water Pollution Abatement, Revenue Bonds, BABs	5.192%	08/01/40	1,400	1,666,784

New York — 0.2%
New York City Transitional Finance Authority, Future Tax Secured Bonds, BABs	5.767%	08/01/36	2,000	2,528,680

Ohio — 0.3%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	1,300	1,586,039
Ohio State Water Development Authority, Revenue Bonds, Series B-2, BABs	4.879%	12/01/34	2,000	2,334,600

				3,920,639

Oregon — 0.1%
Oregon State Department of Transportation, Series A, Revenue Bonds, BABs	5.834%	11/15/34	500	659,645

Pennsylvania — 0.4%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	4,000	5,017,600

Texas — 0.2%
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,750	1,973,248

Washington — 0.3%
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.491%	11/01/39	2,330	3,037,598

TOTAL MUNICIPAL BONDS (cost $33,152,527)				36,292,487

NON-CORPORATE FOREIGN AGENCIES — 1.3%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	1,670	1,732,904
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	2,500	2,685,250
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%	01/15/16	1,550	1,571,111
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	2,000	2,195,000
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	3.500%	07/23/20	1,610	1,646,225
Royal Bank of Canada (Canada), Covered Notes	2.200%	09/23/19	2,970	3,024,348

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%		01/18/23	2,090	$2,104,724

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $14,831,393)					14,959,562

SOVEREIGNS — 2.0%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	5.625%		01/07/41	6,000	6,105,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	4,400	4,790,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050%		01/11/40	5,000	6,175,000
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%		04/25/22	2,500	2,543,750
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A(a)	7.500%		03/31/30	2,813	3,227,063

TOTAL SOVEREIGNS (cost $22,375,931)					22,841,313

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
Federal National Mortgage Assoc.(k)	2.625%		09/06/24	2,175	2,253,496
Federal National Mortgage Assoc.	3.500%		TBA	14,000	14,689,141
Government National Mortgage Assoc.	4.000%		06/15/41-09/15/41	396	433,513
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	2,020	2,114,690

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $19,144,584)					19,490,840

U.S. TREASURY OBLIGATIONS — 16.9%
U.S. Treasury Bonds	2.500%		02/15/45	5,125	5,077,753
U.S. Treasury Bonds	3.000%		11/15/44	1,655	1,813,388
U.S. Treasury Notes	1.375%		02/28/19	23,625	23,802,188
U.S. Treasury Notes	1.375%		03/31/20	11,830	11,831,845
U.S. Treasury Notes	1.500%		10/31/19	695	700,484
U.S. Treasury Notes(h)(k)	1.625%		04/30/19	63,105	64,150,145
U.S. Treasury Notes(a)	2.000%		02/15/25	11,375	11,446,981
U.S. Treasury Notes	2.250%		03/31/21	23,700	24,603,562
U.S. Treasury Notes	3.125%		05/15/21	11,755	12,797,339
U.S. Treasury Strips Coupon(h)(k)	2.860%	(s)	05/15/24	40,000	33,236,600

TOTAL U.S. TREASURY OBLIGATIONS (cost $185,336,242)					189,460,285

TOTAL LONG-TERM INVESTMENTS (cost $1,103,707,207)					1,151,472,841

				Shares
SHORT-TERM INVESTMENTS — 11.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 11.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $133,555,298; includes $103,915,621 of cash collateral for securities on loan)(b)(w)				133,555,298	133,555,298

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Notional Amount (000)#	Value
OPTIONS PURCHASED*(j)

Call Options
2 Year U.S. Treasury Notes Futures, expiring 04/24/15, Strike Price $109.63	59,400	$64,969
expiring 04/24/15, Strike Price $110.13	59,400	4,641
10 Year U.S. Treasury Notes Futures, expiring 04/24/15, Strike Price $127.00	19,800	402,187
expiring 04/24/15, Strike Price $133.00	19,800	6,187

TOTAL OPTIONS PURCHASED (cost $294,131)		477,984

TOTAL SHORT-TERM INVESTMENTS (cost $133,849,429)		134,033,282

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 114.4% (cost $1,237,556,636)		1,285,506,123

OPTIONS WRITTEN*(j)

Call Options
2 Year U.S. Treasury Notes Futures, expiring 04/24/15, Strike Price $109.87	118,800	(37,125)
10 Year U.S. Treasury Notes Futures, expiring 04/24/15, Strike Price $130.00	39,600	(129,938)

TOTAL OPTIONS WRITTEN (premiums received $152,915)		(167,063)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 114.4% (cost $1,237,403,721)		1,285,339,060
Liabilities in excess of other assets(x) — (14.4)%		(161,982,110)

NET ASSETS — 100.0%		$1,123,356,950

See	the Glossary for abbreviations used in the Portfolio descriptions.
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $101,788,925; cash collateral of $103,915,621 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(f)	Indicates a restricted security; the aggregate cost of such securities is $3,919,541. The aggregate value of $4,270,151 is approximately 0.4% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Position:
3,941	10 Year U.S. Treasury Notes	Jun. 2015	$500,869,473	$508,019,531	$7,150,058

Short Positions:
425	2 Year U.S. Treasury Notes	Jun. 2015	93,130,193	93,141,406	(11,213)
1,837	5 Year U.S. Treasury Notes	Jun. 2015	219,038,572	220,827,492	(1,788,920)
153	U.S. Long Bond	Jun. 2015	24,819,606	25,072,875	(253,269)
134	U.S. Ultra Bonds	Jun. 2015	22,789,535	22,763,250	26,285

					(2,027,117)

					$5,122,941

(1) A U.S. Government Agency obligation and U.S. Treasury obligations with a combined market value of $5,949,438 have been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2015.

(2) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
88,500	05/01/16	2.848%	3 Month LIBOR	(2)	$(3,278,820)	$—	$(3,278,820)	Barclays Capital Group
48,000	08/11/16	1.456%	3 Month LIBOR	(1)	654,423	—	654,423	Deutsche Bank AG
290,000	11/18/16	1.315%	3 Month LIBOR	(1)	4,313,608	—	4,313,608	Barclays Capital Group
221,825	11/30/16	0.945%	3 Month LIBOR	(2)	(1,583,811)	—	(1,583,811)	Citigroup Global Markets
25,000	08/08/18	1.980%	3 Month LIBOR	(1)	703,122	—	703,122	Bank of America
278,003	05/21/19	1.485%	3 Month LIBOR	(1)	2,619,231	—	2,619,231	JPMorgan Chase
16,817	11/15/19	4.546%	3 Month LIBOR	(2)	(8,550,982)	—	(8,550,982)	Deutsche Bank AG
27,616	05/15/20	4.246%	3 Month LIBOR	(2)	(13,087,209)	—	(13,087,209)	Deutsche Bank AG
26,502	05/15/21	4.419%	3 Month LIBOR	(2)	(14,181,524)	—	(14,181,524)	Deutsche Bank AG
26,415	05/15/21	4.446%	3 Month LIBOR	(2)	(14,272,246)	—	(14,272,246)	Deutsche Bank AG
540,000	10/05/21	1.971%	3 Month LIBOR	(1)	12,633,802	—	12,633,802	JPMorgan Chase
500,000	10/17/21	2.331%	3 Month LIBOR	(2)	(23,441,116)	—	(23,441,116)	Citigroup Global Markets
12,460	03/30/25	2.015%	3 Month LIBOR	(2)	(48,008)	—	(48,008)	Barclays Capital Group

					$(57,519,530)	$—	$(57,519,530)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
170,000	11/23/17	0.814%	3 Month LIBOR(2)	$—	$876,485	$876,485
74,370	10/31/21	1.957%	3 Month LIBOR(2)	(91,398)	(990,751)	(899,353)
7,505	01/13/22	2.480%	3 Month LIBOR(2)	195	(344,812)	(345,007)

				$(91,203)	$(459,078)	$(367,875)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2015(2)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues – Buy Protection(1):
RR Donnelley & Sons Co.	09/20/16	1.000%	3,000	0.341%	$(30,333)	$377,449	$(407,782)	JPMorgan Chase

A U.S. Treasury obligation with a market value of $3,531,389 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at March 31, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2015.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$441,378	$—
Collateralized Loan Obligations	—	4,455,958	996,299
Non-Residential Mortgage-Backed Securities	—	9,463,682	—
Residential Mortgage-Backed Securities	—	22,787,837	—
Commercial Mortgage-Backed Securities	—	191,848,981	—
Corporate Bonds	—	635,946,878	2,487,341
Municipal Bonds	—	36,292,487	—
Non-Corporate Foreign Agencies	—	14,959,562	—
Sovereigns	—	22,841,313	—
U.S. Government Agency Obligations	—	19,490,840	—
U.S. Treasury Obligations	—	189,460,285	—
Affiliated Money Market Mutual Fund	133,555,298	—	—
Options Purchased	477,984	—	—
Options Written	(167,063)	—	—
Other Financial Instruments*
Futures Contracts	5,122,941	—	—
Over-the-counter interest rate swaps	—	(57,519,530)	—
Exchange-traded interest rate swaps	—	(367,875)	—
Over-the-counter credit default swaps	—	(30,333)	—

Total	$138,989,160	$1,090,071,463	$3,483,640

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.6%
COMMON STOCKS — 49.7%
Australia — 0.2%
BHP Billiton Ltd.	118,500	$2,754,416
Echo Entertainment Group Ltd.	162,832	558,590
Lend Lease Group	40,245	508,318
Oil Search Ltd.	289,963	1,582,098
Suncorp Group Ltd.	42,152	432,252
Westfield Corp., REIT	71,011	514,625

		6,350,299

Belgium — 0.2%
Ageas	16,376	588,101
Anheuser-Busch InBev NV	35,357	4,319,384
bpost SA	20,546	576,636
Delhaize Group SA	6,031	541,823
Solvay SA	13,443	1,943,179

		7,969,123

Brazil — 0.1%
Banco do Brasil SA	92,520	667,038
Cia Energetica de Minas Gerais, ADR	83,070	339,756
Embraer SA	81,940	630,298
JBS SA	48,010	213,458
Kroton Educacional SA	164,100	531,138
Smiles SA	15,350	241,681

		2,623,369

Canada — 0.3%
Brookfield Asset Management, Inc. (Class A Stock), (TSX)	28,980	1,553,618
Brookfield Asset Management, Inc. (Class A Stock), (XYSE)	9,731	520,452
Canadian Imperial Bank of Commerce	8,273	599,761
Canadian National Railway Co.	8,130	544,461
Canadian Pacific Railway Ltd.	5,749	1,050,342
Canadian Tire Corp. Ltd. (Class A Stock)	4,559	464,449
First Quantum Minerals Ltd.	59,423	720,179
Gildan Activewear, Inc.	11,868	350,343
Loblaw Cos. Ltd.	10,248	501,012
Magna International, Inc.	9,264	495,255
Novadaq Technologies, Inc.*	97,545	1,584,131
Suncor Energy, Inc.	21,701	634,127

		9,018,130

China — 0.8%
Anhui Expressway Co. Ltd. (Class H Stock)	90,000	62,440
ANTA Sports Products Ltd.	159,000	290,819
Baidu, Inc., ADR*	1,610	335,524
Bank of China Ltd. (Class H Stock)	3,640,000	2,104,196
BYD Electronic International Co. Ltd.	119,500	150,947
China CITIC Bank Corp. Ltd. (Class H Stock)	1,047,000	789,330
China Construction Bank Corp. (Class H Stock)	3,983,000	3,305,839
China Everbright Bank Co. Ltd. (Class H Stock)	1,177,000	648,357
China Merchants Bank Co. Ltd. (Class H Stock)	382,000	932,706
China Mobile Ltd.	159,500	2,078,667
China Overseas Land & Investment Ltd.	446,000	1,440,311
China Singyes Solar Technologies Holdings Ltd.*	92,000	125,619

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Southern Airlines Co. Ltd. (Class H Stock)	282,000	$203,715
China Telecom Corp. Ltd. (Class H Stock)	1,332,000	851,564
CNOOC Ltd.	1,776,000	2,506,514
Geely Automobile Holdings Ltd.	1,485,000	762,841
GOME Electrical Appliances Holding Ltd.	1,269,000	182,800
Great Wall Motor Co. Ltd. (Class H Stock)	146,000	1,029,248
Guangdong Investment Ltd.	288,000	377,675
Huadian Power International Corp. Ltd. (Class H Stock)	706,000	588,943
Huaneng Power International, Inc. (Class H Stock)	434,000	515,453
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,228,000	908,330
Jintian Pharmaceutical Group Ltd.	336,000	128,906
Lenovo Group Ltd.	548,000	798,550
NetEase, Inc., ADR	6,230	656,019
Perfect World Co. Ltd., ADR	10,340	192,117
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	89,000	1,067,700
Shanghai Electric Group Co. Ltd. (Class H Stock)	224,000	148,516
Shenzhen Expressway Co. Ltd. (Class H Stock)	218,000	170,681
Shenzhen International Holdings Ltd.	146,750	221,301
Sinopharm Group Co. Ltd. (Class H Stock)	94,800	386,012
Sinotrans Ltd. (Class H Stock)	269,000	154,630
TCL Communication Technology Holdings Ltd.	115,000	115,770
Tencent Holdings Ltd.	28,600	543,112
Zhejiang Expressway Co. Ltd. (Class H Stock)	192,000	254,150

		25,029,302

Denmark — 0.1%
Danske Bank A/S	18,390	484,819
Novo Nordisk A/S (Class B Stock)	29,560	1,578,025
Pandora A/S	6,360	579,047

		2,641,891

Egypt
Commercial International Bank Egypt SAE, GDR	29,998	210,586

Finland
UPM-Kymmene OYJ	89,457	1,737,870

France — 1.3%
Accor SA	43,790	2,283,468
Airbus Group NV	23,357	1,518,454
AXA SA	166,203	4,183,177
BNP Paribas SA	84,620	5,148,770
Cap Gemini SA	6,777	555,993
Credit Agricole SA	42,315	621,815
Essilor International SA	15,327	1,759,764
GDF Suez	82,249	1,623,838
Hermes International	578	204,082
Imerys SA	13,910	1,020,617
Kering	4,860	948,760
Lafarge SA	23,500	1,527,744
LVMH Moet Hennessy Louis Vuitton SE	18,728	3,295,798
Orange SA	32,555	522,817
Pernod Ricard SA	12,360	1,461,462

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Publicis Groupe SA	6,881	$530,912
Sanofi	52,860	5,220,383
Schneider Electric SE	44,288	3,446,425
Sodexo	22,151	2,160,452
Suez Environnement Co.	53,551	921,958
Technip SA	26,500	1,602,920
Teleperformance	8,222	563,465
Total SA	11,426	567,950
Valeo SA	3,315	494,448

		42,185,472

Germany — 0.8%
Allianz SE	23,739	4,121,468
Bayer AG	51,253	7,668,233
Bayerische Motoren Werke AG	5,580	694,903
Continental AG	8,411	1,980,753
Fresenius Medical Care AG & Co. KGaA	27,740	2,305,788
HeidelbergCement AG	8,781	694,419
Infineon Technologies AG	102,060	1,214,196
Linde AG	6,699	1,362,232
OSRAM Licht AG	10,461	517,849
SAP SE	64,870	4,688,615

		25,248,456

Greece
OPAP SA	13,810	128,896

Hong Kong — 0.3%
Belle International Holdings Ltd.	297,000	346,695
CK Hutchison Holdings Ltd.	217,000	4,433,423
Hang Lung Properties Ltd.	487,000	1,368,226
Hutchison Whampoa Ltd.	94,000	1,302,920
REXLot Holdings Ltd.	1,475,000	110,171
Sands China Ltd.	620,800	2,567,154
Skyworth Digital Holdings Ltd.	386,000	303,193
Truly International Holdings Ltd.	240,000	111,755

		10,543,537

India — 0.2%
Dr Reddy’s Laboratories Ltd., ADR(a)	4,540	259,234
HDFC Bank Ltd., ADR	37,011	2,179,578
ICICI Bank Ltd., ADR	22,960	237,866
Reliance Industries Ltd., GDR, 144A	21,090	561,292
State Bank of India, GDR, RegS	19,924	842,785
Tata Motors Ltd., ADR	18,020	811,981
Wipro Ltd., ADR(a)	38,350	510,822

		5,403,558

Indonesia — 0.1%
Astra International Tbk PT	1,574,000	1,030,923
Bank Negara Indonesia Persero Tbk PT	759,100	419,086
Telekomunikasi Indonesia Persero Tbk PT	3,555,500	783,973

		2,233,982

Ireland — 0.2%
Ryanair Holdings PLC, ADR	9,505	634,649
Shire PLC	36,072	2,875,760
XL Group PLC	52,098	1,917,206

		5,427,615

Israel — 0.1%
Teva Pharmaceutical Industries Ltd., ADR	44,111	2,748,115

	Shares	Value
COMMON STOCKS (Continued)
Italy — 0.1%
Enel SpA	96,232	$434,719
Intesa Sanpaolo SpA	278,799	946,241
Mediobanca SpA	35,189	336,670
Telecom Italia SpA*(a)	456,910	534,995

		2,252,625

Japan — 2.2%
Asahi Kasei Corp.	56,000	534,779
Astellas Pharma, Inc.	143,500	2,351,233
Brother Industries Ltd.	24,800	394,019
Daikin Industries Ltd.	54,400	3,636,860
East Japan Railway Co.	21,800	1,746,921
FANUC Corp.	9,600	2,095,813
FUJIFILM Holdings Corp.	15,500	551,437
Hitachi Chemical Co. Ltd.	24,400	521,027
Hitachi Ltd.	117,000	799,093
Honda Motor Co. Ltd.	94,900	3,097,815
Japan Airlines Co. Ltd.	41,600	1,294,062
Japan Aviation Electronics Industry Ltd.	21,000	507,104
Japan Tobacco, Inc.	98,500	3,114,064
JFE Holdings, Inc.	22,800	503,267
Kawasaki Kisen Kaisha Ltd.	179,000	480,662
KDDI Corp.	75,900	1,714,773
Komatsu Ltd.	78,800	1,544,691
Kubota Corp.	207,000	3,270,374
Makita Corp.	33,400	1,730,799
Mazda Motor Corp.	75,600	1,531,794
Mitsubishi Corp.	33,700	677,162
Mitsubishi Electric Corp.	57,000	676,674
Mitsubishi Estate Co. Ltd.	36,000	834,911
Mitsubishi UFJ Financial Group, Inc.	671,500	4,158,877
Mitsui Fudosan Co. Ltd.	173,000	5,080,667
NH Foods Ltd.	23,000	530,004
Nidec Corp.	18,500	1,228,062
Nitto Denko Corp.	26,900	1,796,219
ORIX Corp.	50,700	712,392
Rohm Co. Ltd.	8,300	567,163
Sekisui House Ltd.	34,300	498,037
Shin-Etsu Chemical Co. Ltd.	22,600	1,475,511
SMC Corp.	8,300	2,471,440
Sompo Japan Nipponkoa Holdings, Inc.	14,900	463,216
Sony Corp.*	18,700	500,106
Sumitomo Electric Industries Ltd.	35,800	469,283
Sumitomo Heavy Industries Ltd.	103,000	674,063
Sumitomo Mitsui Financial Group, Inc.	119,300	4,569,737
Toyota Motor Corp.	149,300	10,421,697
West Japan Railway Co.	9,400	492,846
Yamaha Corp.	18,500	323,055
Yamaha Motor Co. Ltd.	25,600	616,721

		70,658,430

Luxembourg — 0.1%
APERAM*	16,549	663,833
ArcelorMittal	143,758	1,348,817

		2,012,650

Macau
Wynn Macau Ltd.	349,200	754,664

Mexico
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	48,810	320,728

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Netherlands — 0.8%
Akzo Nobel NV	39,550	$2,990,349
ASML Holding NV	37,749	3,826,959
Heineken NV	6,855	523,217
ING Groep NV, CVA*	370,992	5,434,261
NN Group NV*	17,875	506,750
NXP Semiconductors NV*	58,354	5,856,407
Royal Dutch Shell PLC (Class A Stock), (XEQT)	61,480	1,834,474
Royal Dutch Shell PLC (Class A Stock), (XLON)	126,594	3,764,521
VimpelCom Ltd., ADR(a)	26,870	140,799

		24,877,737

Norway
Yara International ASA	8,816	447,614

Poland
Energa SA	37,010	242,808
PGE Polska Grupa Energetyczna SA	59,940	329,315

		572,123

Qatar
Gulf International Services QSC	7,290	191,831

Russia — 0.1%
Aeroflot - Russian Airlines OJSC	133,430	77,738
CTC Media, Inc.	18,710	74,092
Lukoil OAO, ADR	21,600	992,088
MegaFon OAO, GDR, RegS	20,080	321,280
MMC Norilsk Nickel OJSC, ADR	47,810	848,627
Mobile TeleSystems OJSC, ADR	46,000	464,600
Moscow Exchange (The)*	124,830	147,692
Sberbank of Russia, ADR	118,240	516,709
Tatneft, ADR	19,230	569,314

		4,012,140

Singapore — 0.3%
Avago Technologies Ltd.	86,187	10,944,025
DBS Group Holdings Ltd.	36,000	533,803

		11,477,828

South Africa — 0.2%
Investec PLC	51,684	428,641
MTN Group Ltd.	58,800	991,201
Naspers Ltd. (Class N Stock)	29,862	4,580,563
Netcare Ltd.	98,170	336,653
Steinhoff International Holdings Ltd.	154,407	966,401
Telkom SA SOC Ltd.*	48,260	314,777

		7,618,236

South Korea — 0.6%
Amorepacific Corp.	140	423,008
BS Financial Group, Inc.	11,229	153,560
Com2uS Corp.*	1,210	209,501
Coway Co. Ltd.	6,930	570,373
Daesang Corp.	4,410	166,300
GS Home Shopping, Inc.	740	147,930
Halla Visteon Climate Control Corp.	7,780	268,671
Hankook Tire Co. Ltd.	11,420	465,961
Hyundai Mobis Co. Ltd.	4,150	919,248
Hyundai Motor Co., GDR	4,404	333,712
Industrial Bank of Korea	35,220	422,766

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
KEPCO Plant Service & Engineering Co. Ltd.	4,751	$417,367
KH Vatec Co. Ltd.	8,415	242,492
Kia Motors Corp.	19,014	772,690
Korea Electric Power Corp.	15,200	626,387
Korea ZInc Co. Ltd.	890	340,311
KT&G Corp.	9,403	751,765
LG Hausys Ltd.	1,140	177,032
LS Corp.	2,570	120,200
Mando Corp.	1,257	180,906
Partron Co. Ltd.	7,650	98,342
Samsung Electronics Co. Ltd.	2,262	2,933,256
Samsung Electronics Co. Ltd., GDR	9,830	6,330,520
Seah Besteel Corp.	4,030	121,009
Shinhan Financial Group Co. Ltd.	8,590	322,725
SK Holdings Co. Ltd.	3,740	572,271
SK Hynix, Inc.	21,290	869,625
SK Telecom Co. Ltd.	2,770	681,604
Wonik IPS Co. Ltd.*	22,820	227,691

		19,867,223

Spain — 0.1%
Ferrovial SA	25,080	533,250
Iberdrola SA	75,517	486,973
Mapfre SA	120,905	441,437
Repsol SA	84,859	1,579,674
Telefonica SA	57,906	823,971

		3,865,305

Sweden — 0.1%
Electrolux AB (Class B Stock)	61,242	1,749,587
Swedbank AB (Class A Stock)	22,824	544,894
Trelleborg AB (Class B Stock)	28,032	554,473

		2,848,954

Switzerland — 1.4%
ABB Ltd.*	81,770	1,734,670
Adecco SA*	7,483	622,013
Cie Financiere Richemont SA	43,050	3,459,106
Credit Suisse Group AG*	101,471	2,729,971
Glencore PLC*	492,045	2,077,278
Holcim Ltd.*	18,800	1,400,646
Lonza Group AG*	3,903	485,916
Nestle SA	53,800	4,051,271
Novartis AG	96,700	9,544,337
Roche Holding AG	32,386	8,899,417
Swiss Life Holding AG*	1,736	428,873
TE Connectivity Ltd.	24,918	1,784,627
UBS Group AG*	230,895	4,329,538
Zurich Insurance Group AG*	10,160	3,434,103

		44,981,766

Taiwan — 0.3%
Advanced Semiconductor Engineering, Inc.	612,000	828,730
Catcher Technology Co. Ltd.	82,000	857,574
Chicony Electronics Co. Ltd.	141,538	396,023
Coretronic Corp.	123,000	188,628
Fubon Financial Holding Co. Ltd.	506,000	907,026
Innolux Corp.	392,000	195,304
Inotera Memories, Inc.*	338,000	448,642
Kenda Rubber Industrial Co. Ltd.	16,013	31,328

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Pegatron Corp.	217,000	$585,476
Radiant Opto-Electronics Corp.	68,000	211,167
Realtek Semiconductor Corp.	100,390	319,749
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	194,400	4,564,512
Vanguard International Semiconductor Corp.	140,000	237,646
Wan Hai Lines Ltd.	273,000	336,546
Zhen Ding Technology Holding Ltd.	77,000	250,753

		10,359,104

Thailand — 0.1%
Kasikornbank PCL, NVDR	125,400	881,742
Krung Thai Bank PCL, NVDR	977,900	685,070
PTT PCL, NVDR	80,500	798,547
Quality Houses PCL, NVDR	1,619,900	187,885
RS PCL, NVDR	212,900	101,341
Samart Corp. PCL, NVDR	254,600	234,352
Siam Commercial Bank PCL	63,500	347,292
Supalai PCL, NVDR	187,100	123,352
Thai Beverage PCL	608,200	338,617
Thai Union Frozen Products PCL, NVDR	795,500	491,151

		4,189,349

Turkey — 0.1%
Enka Insaat ve Sanayi A/S	1	1
Eregli Demir ve Celik Fabrikalari TAS	326,461	507,375
KOC Holding A/S	108,260	492,436
TAV Havalimanlari Holding A/S*	25,660	214,386
Tofas Turk Otomobil Fabrikasi A/S	20,870	126,236
Tupras-Turkiye Petrol Rafinerileri A/S	16,020	379,540
Turk Hava Yollari Anonim Ortakligi*	157,278	518,834
Turkiye Is Bankasi (Class C Stock)	208,900	470,142

		2,708,950

United Arab Emirates
Air Arabia PJSC	337,670	130,171
Dubai Islamic Bank PJSC	132,680	223,203

		353,374

United Kingdom — 2.3%
3i Group PLC	72,543	518,341
Aggreko PLC	34,106	771,491
ARM Holdings PLC	135,840	2,206,205
Associated British Foods PLC	35,233	1,470,378
AstraZeneca PLC	31,054	2,130,868
BAE Systems PLC	81,005	627,751
Barclays PLC	1,003,229	3,621,167
Barratt Developments PLC	73,460	574,363
BG Group PLC	471,970	5,792,810
British American Tobacco PLC	98,261	5,088,329
British Land Co. PLC (The), REIT	37,959	467,838
Burberry Group PLC	77,530	1,991,000
Centrica PLC	207,730	776,970
Direct Line Insurance Group PLC	106,753	503,765
HSBC Holdings PLC, (QMTF)	189,155	1,611,863
HSBC Holdings PLC, (XHKG)	493,600	4,224,118
Imperial Tobacco Group PLC	60,043	2,633,851
InterContinental Hotels Group PLC	39,332	1,534,085
ITV PLC	158,538	593,571
Lloyds Banking Group PLC*	514,806	596,728
Meggitt PLC	174,300	1,416,819
Persimmon PLC*	24,990	615,837

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Prudential PLC	318,289	$7,898,448
Reckitt Benckiser Group PLC	25,361	2,178,642
Rio Tinto Ltd.	33,200	1,438,555
Rio Tinto PLC	77,903	3,212,462
SABMiller PLC	24,384	1,277,272
Standard Chartered PLC	177,020	2,867,129
Tullow Oil PLC	70,280	294,627
Unilever NV, CVA	21,835	912,428
Unilever PLC	51,100	2,132,059
Vodafone Group PLC	2,590,881	8,478,168
WPP PLC	140,815	3,197,982

		73,655,920

United States — 36.2%
A.O. Smith Corp.	9,328	612,476
Abbott Laboratories	88,532	4,101,687
Acadia Healthcare Co., Inc.*(a)	47,383	3,392,623
Accenture PLC (Class A Stock)	52,758	4,942,897
ACE Ltd.	54,343	6,058,701
Actavis PLC*	2,910	866,074
Acuity Brands, Inc.	38,214	6,426,066
Adobe Systems, Inc.*	118,776	8,782,298
ADT Corp. (The)(a)	16,211	673,081
Advance Auto Parts, Inc.	3,666	548,764
Aetna, Inc.	45,117	4,806,314
Affiliated Managers Group, Inc.*	25,192	5,410,738
Air Products & Chemicals, Inc.	15,389	2,328,048
Airgas, Inc.	5,825	618,091
Albemarle Corp.	6,929	366,128
Alcoa, Inc.	342,779	4,428,704
Alexandria Real Estate Equities, Inc., REIT	12,400	1,215,696
Alexion Pharmaceuticals, Inc.*	23,608	4,091,266
Alleghany Corp.*	3,202	1,559,374
Alliance Data Systems Corp.*	26,567	7,870,473
Allied World Assurance Co. Holdings AG	26,310	1,062,924
Allstate Corp. (The)	8,405	598,184
Ally Financial, Inc.*	116,100	2,435,778
Altria Group, Inc.	20,809	1,040,866
Amazon.com, Inc.*	17,836	6,636,776
American Campus Communities, Inc., REIT	8,978	384,887
American Electric Power Co., Inc.	31,800	1,788,750
American Homes 4 Rent (Class A Stock), REIT	55,295	915,132
American International Group, Inc.	128,921	7,063,582
American Residential Properties, Inc., REIT*	44,600	802,354
American Tower Corp., REIT	16,519	1,555,264
Ameriprise Financial, Inc.	21,991	2,877,302
AmerisourceBergen Corp.	6,395	726,920
AMETEK, Inc.	9,085	477,326
Amgen, Inc.	3,440	549,884
Amphenol Corp. (Class A Stock)	70,882	4,177,076
Amtrust Financial Services, Inc.	20,473	1,166,654
Anadarko Petroleum Corp.	58,394	4,835,607
Analog Devices, Inc.	31,995	2,015,685
Antero Resources Corp.*(a)	18,369	648,793
Apartment Investment & Management Co. (Class A Stock), REIT	80,772	3,179,186
Apple, Inc.	255,860	31,836,660
Applied Materials, Inc.	23,418	528,310
Arista Networks, Inc.*	5,013	353,567
Arrow Electronics, Inc.*	30,045	1,837,252

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Aruba Networks, Inc.*	11,925	$292,043
Ashland, Inc.	4,382	557,872
Associated Estates Realty Corp., REIT	4,100	101,188
Autodesk, Inc.*	9,384	550,278
AutoZone, Inc.*	5,717	3,899,909
AvalonBay Communities, Inc., REIT	53,727	9,361,930
Aviv REIT, Inc., REIT	28,200	1,029,300
Axiall Corp.	10,433	489,725
Baker Hughes, Inc.	19,246	1,223,661
Ball Corp.	40,202	2,839,869
Bank of America Corp.	841,585	12,951,993
BB&T Corp.	43,044	1,678,286
Becton, Dickinson and Co.	716	102,810
Bed Bath & Beyond, Inc.*	30,304	2,326,590
Best Buy Co., Inc.	163,302	6,171,182
Big Lots, Inc.	11,120	534,094
Biogen, Inc.*	22,393	9,455,220
BioMed Realty Trust, Inc., REIT	62,250	1,410,585
Boston Properties, Inc., REIT	40,725	5,721,048
Boston Scientific Corp.*	287,271	5,099,060
Brandywine Realty Trust, REIT	36,000	575,280
Bristol-Myers Squibb Co.	105,485	6,803,783
Brixmor Property Group, Inc., REIT	185,009	4,911,989
Broadcom Corp. (Class A Stock)	71,497	3,095,462
Broadridge Financial Solutions, Inc.	8,952	492,450
Brookdale Senior Living, Inc.*	27,332	1,032,056
Capital One Financial Corp.	59,653	4,701,850
Carlisle Cos., Inc.	77,928	7,218,471
CBRE Group, Inc. (Class A Stock)*	162,041	6,272,607
CBS Corp. (Class B Stock)	39,886	2,418,288
Celgene Corp.*	74,250	8,559,540
CenterPoint Energy, Inc.	79,016	1,612,717
Charles Schwab Corp. (The)	74,711	2,274,203
Charter Communications, Inc. (Class A Stock)*	26,115	5,043,067
Chevron Corp.	21,496	2,256,650
Chubb Corp. (The)	4,180	422,598
Ciena Corp.*(a)	77,372	1,494,053
Cigna Corp.	7,871	1,018,822
Cisco Systems, Inc.	129,340	3,560,083
Citigroup, Inc.	243,876	12,564,491
Citizens Financial Group, Inc.	69,600	1,679,448
City National Corp.	4,275	380,817
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	10,899	110,298
ClubCorp Holdings, Inc.	29,700	574,992
CMS Energy Corp.	39,007	1,361,734
CNO Financial Group, Inc.	69,400	1,195,068
Coca-Cola Co. (The)	49,436	2,004,630
Cognizant Technology Solutions Corp. (Class A Stock)*	79,575	4,964,685
Columbia Property Trust, Inc., REIT	15,550	420,161
Comcast Corp. (Class A Stock)	107,052	6,045,226
CommScope Holding Co., Inc.*	10,758	307,033
ConAgra Foods, Inc.	10,095	368,770
Concho Resources, Inc.*	43,102	4,996,384
ConocoPhillips	17,755	1,105,426
CONSOL Energy, Inc.	63,500	1,771,015
Constellation Brands, Inc. (Class A Stock)*	39,267	4,563,219
Corning, Inc.	21,592	489,707
CoStar Group, Inc.*	14,968	2,961,119

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Costco Wholesale Corp.	31,633	$4,792,242
Crown Holdings, Inc.*	34,097	1,841,920
CubeSmart, REIT	57,950	1,399,493
Cummins, Inc.	13,308	1,845,021
CVS Health Corp.	56,967	5,879,564
DCT Industrial Trust, Inc., REIT(a)	31,375	1,087,457
DDR Corp., REIT(a)	49,140	914,987
Dealertrack Technologies, Inc.*(a)	68,764	2,648,789
Delta Air Lines, Inc.	135,659	6,099,229
Devon Energy Corp.	39,093	2,357,699
DiamondRock Hospitality Co., REIT	77,500	1,095,075
Dillard’s, Inc. (Class A Stock)	3,522	480,788
DISH Network Corp. (Class A Stock)*	114,956	8,053,818
Dollar Tree, Inc.*	6,175	501,070
Douglas Emmett, Inc., REIT	71,920	2,143,935
Dover Corp.	35,930	2,483,482
Dr. Pepper Snapple Group, Inc.	37,348	2,931,071
Dril-Quip, Inc.*	18,447	1,261,590
Duke Energy Corp.	26,400	2,026,992
Duke Realty Corp., REIT	51,619	1,123,746
Dynegy, Inc.*	350	11,001
E.I. du Pont de Nemours & Co.	67,807	4,846,166
Eagle Materials, Inc.	28,133	2,350,793
East West Bancorp, Inc.	97,513	3,945,376
EastGroup Properties, Inc., REIT	13,000	781,820
Eaton Corp. PLC	78,883	5,359,311
Edison International	55,993	3,497,883
Electronic Arts, Inc.*	48,478	2,851,234
Eli Lilly & Co.	9,335	678,188
Energen Corp.	11,241	741,906
Energizer Holdings, Inc.	7,738	1,068,231
Entercom Communications Corp. (Class A Stock)*(a)	33,080	401,922
Envision Healthcare Holdings, Inc.*	70,941	2,720,587
EOG Resources, Inc.	14,748	1,352,244
EQT Corp.	19,184	1,589,778
Equifax, Inc.	25,471	2,368,803
Equity LifeStyle Properties, Inc., REIT	15,200	835,240
Equity One, Inc., REIT	67,400	1,798,906
Equity Residential, REIT	52,820	4,112,565
Essex Property Trust, Inc., REIT	14,576	3,351,022
Estee Lauder Cos., Inc. (The) (Class A Stock)	10,781	896,548
Eversource Energy	22,920	1,157,918
Excel Trust, Inc., REIT	49,700	696,794
Exelon Corp.	39,465	1,326,419
Expedia, Inc.	33,430	3,146,766
Extra Space Storage, Inc., REIT	32,310	2,183,187
Exxon Mobil Corp.	109,165	9,279,025
Facebook, Inc. (Class A Stock)*	205,339	16,881,946
FelCor Lodging Trust, Inc., REIT	53,800	618,162
Fidelity National Information Services, Inc.	28,573	1,944,678
Fifth Third Bancorp	123,425	2,326,561
First Republic Bank	30,752	1,755,632
Fluidigm Corp.*	37,748	1,589,191
Fluor Corp.	75,310	4,304,720
Foot Locker, Inc.	9,945	626,535
Fortune Brands Home & Security, Inc.	135,433	6,430,358
Freescale Semiconductor Ltd.*	25,277	1,030,291
GameStop Corp. (Class A Stock)(a)	64,360	2,443,106
Gannett Co., Inc.	52,696	1,953,968

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Gap, Inc. (The)	54,353	$2,355,115
Gartner, Inc.*	31,423	2,634,819
General Growth Properties, Inc., REIT	146,598	4,331,971
General Motors Co.	74,048	2,776,800
Genuine Parts Co.	16,784	1,564,101
Gilead Sciences, Inc.*	79,866	7,837,251
GNC Holdings, Inc. (Class A Stock)	9,398	461,160
Google, Inc. (Class A Stock)*	10,168	5,640,190
Google, Inc. (Class C Stock)*	28,746	15,752,808
Guidewire Software, Inc.*	43,578	2,292,639
Halliburton Co.	96,226	4,222,397
Halyard Health, Inc.*	7,700	378,840
Hanesbrands, Inc.	86,372	2,894,326
Harley-Davidson, Inc.	41,478	2,519,374
Harman International Industries, Inc.	13,501	1,804,139
Hartford Financial Services Group, Inc. (The)	88,991	3,721,604
HCA Holdings, Inc.*	19,172	1,442,310
HCP, Inc., REIT	70,590	3,050,193
HD Supply Holdings, Inc.*	128,442	4,001,610
Health Care REIT, Inc., REIT	69,703	5,392,224
Healthcare Realty Trust, Inc., REIT	51,450	1,429,281
Henry Schein, Inc.*	2,337	326,292
Hershey Co. (The)	16,867	1,702,049
Hess Corp.	7,905	536,512
Hewlett-Packard Co.	37,000	1,152,920
Highwoods Properties, Inc., REIT	22,850	1,046,073
Hilton Worldwide Holdings, Inc.*	114,747	3,398,806
Home Depot, Inc. (The)	90,031	10,228,422
Honeywell International, Inc.	70,952	7,401,003
Host Hotels & Resorts, Inc., REIT(a)	52,330	1,056,019
Hubbell, Inc. (Class B Stock)	5,444	596,771
Hudson City Bancorp, Inc.	130,309	1,365,638
Humana, Inc.	57,329	10,205,709
Huntington Bancshares, Inc.	17,219	190,270
Huntington Ingalls Industries, Inc.	4,898	686,455
Hyatt Hotels Corp. (Class A Stock)*	9,250	547,785
IDEX Corp.	7,536	571,455
Illinois Tool Works, Inc.	24,240	2,354,674
Illumina, Inc.*	25,511	4,735,862
Ingersoll-Rand PLC	11,066	753,373
Inovalon Holdings, Inc. (Class A Stock)*	3,998	120,780
Insulet Corp.*(a)	8,174	272,603
Intercept Pharmaceuticals, Inc.*(a)	1,246	351,397
Intercontinental Exchange, Inc.	8,423	1,964,833
Invesco Ltd.	70,528	2,799,256
Jack Henry & Associates, Inc.	12,143	848,674
Jacobs Engineering Group, Inc.*(a)	14,260	643,982
Jarden Corp.*	21,742	1,150,152
Jazz Pharmaceuticals PLC*	3,097	535,131
Johnson & Johnson	126,196	12,695,317
Johnson Controls, Inc.	32,004	1,614,282
Jones Lang LaSalle, Inc.	4,319	735,958
KapStone Paper and Packaging Corp.	34,700	1,139,548
Kilroy Realty Corp., REIT	27,660	2,106,862
Kimco Realty Corp., REIT	103,333	2,774,491
Kinder Morgan, Inc.	26,900	1,131,414
Kirby Corp.*	8,800	660,440
Kite Pharma, Inc.*(a)	15,400	888,272
Kite Realty Group Trust, REIT	28,750	809,887
KLA-Tencor Corp.	62,055	3,617,186

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Kohl’s Corp.	64,037	$5,010,895
Kroger Co. (The)	45,431	3,482,740
L-3 Communications Holdings, Inc.	13,872	1,744,959
La Quinta Holdings, Inc.*	46,200	1,094,016
Lam Research Corp.	104,706	7,354,026
Laredo Petroleum, Inc.*(a)	17,948	234,042
LaSalle Hotel Properties, REIT	75,700	2,941,702
Lazard Ltd. (Class A Stock)	51,580	2,712,592
Legg Mason, Inc.	46,781	2,582,311
Leggett & Platt, Inc.	11,862	546,720
Lennox International, Inc.	3,500	390,915
Liberty Property Trust, REIT	50,150	1,790,355
Loews Corp.	123,829	5,055,938
Lowe’s Cos., Inc.	105,940	7,880,877
lululemon athletica, Inc.*	9,300	595,386
LyondellBasell Industries NV (Class A Stock)	8,974	787,917
M&T Bank Corp.	20,048	2,546,096
Macerich Co. (The), REIT	21,700	1,829,961
Macy’s, Inc.	7,462	484,358
Mallinckrodt PLC*	3,725	471,771
Marathon Oil Corp.	106,190	2,772,621
Marathon Petroleum Corp.	29,256	2,995,522
Marriott International, Inc. (Class A Stock)	2,888	231,964
Marsh & McLennan Cos., Inc.	54,993	3,084,558
Martin Marietta Materials, Inc.	15,980	2,234,004
Marvell Technology Group Ltd.	35,453	521,159
Masco Corp.	37,783	1,008,806
MasterCard, Inc. (Class A Stock)	59,201	5,114,374
McCormick & Co., Inc.	6,361	490,497
McGraw Hill Financial, Inc.	35,086	3,627,892
McKesson Corp.	36,132	8,173,059
Media General, Inc.*	3,300	54,417
Medtronic PLC	5,368	418,650
Merck & Co., Inc.	125,681	7,224,143
MetLife, Inc.	114,598	5,792,929
Michael Kors Holdings Ltd.*	33,464	2,200,258
Microsoft Corp.	403,249	16,394,088
Mid-America Apartment Communities, Inc., REIT	25,800	1,993,566
Middleby Corp. (The)*	4,700	482,455
Mobileye NV*	26,834	1,127,833
Mohawk Industries, Inc.*	19,868	3,690,481
Molson Coors Brewing Co. (Class B Stock)	7,841	583,762
Mondelez International, Inc. (Class A Stock)	50,787	1,832,903
Monster Beverage Corp.*	23,804	3,294,355
Moody’s Corp.	5,129	532,390
Morgan Stanley	261,574	9,335,576
Mosaic Co. (The)	147,193	6,779,710
MSC Industrial Direct Co., Inc. (Class A Stock)	6,912	499,046
Murphy USA, Inc.*	8,660	626,724
Mylan NV*	5,470	324,645
NASDAQ OMX Group, Inc. (The)	11,743	598,188
National Bank Holdings Corp. (Class A Stock)	36,700	690,327
National Fuel Gas Co.	5,356	323,127
National Healthcare Corp.	14,700	936,537
National Retail Properties, Inc., REIT(a)	38,800	1,589,636
Nektar Therapeutics*(a)	84,572	930,292
Netflix, Inc.*	8,723	3,634,787

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
NetSuite, Inc.*(a)	13,922	$1,291,405
NextEra Energy, Inc.	62,022	6,453,389
Nimble Storage, Inc.*(a)	48,240	1,076,234
NiSource, Inc.	31,499	1,390,996
Nordstrom, Inc.	5,001	401,680
Northern Trust Corp.	24,334	1,694,863
Northrop Grumman Corp.	3,962	637,724
Norwegian Cruise Line Holdings Ltd.*	12,100	653,521
Occidental Petroleum Corp.	94,775	6,918,575
Old Dominion Freight Line, Inc.*	31,453	2,431,317
Old Republic International Corp.	67,236	1,004,506
Omega Healthcare Investors, Inc., REIT(a)	12,200	494,954
Omnicom Group, Inc.	14,500	1,130,710
Oracle Corp.	22,951	990,336
Outfront Media, Inc., REIT	8,759	262,069
PACCAR, Inc.	90,456	5,711,392
Pall Corp.	36,652	3,679,494
Palo Alto Networks, Inc.*	15,609	2,280,163
Panera Bread Co. (Class A Stock)*(a)	2,249	359,829
Parkway Properties, Inc., REIT	61,400	1,065,290
PBF Energy, Inc. (Class A Stock)	55,266	1,874,623
Pennsylvania Real Estate Investment Trust, REIT	25,300	587,719
PepsiCo, Inc.	41,343	3,953,218
Perrigo Co. PLC	2,373	392,850
Pfizer, Inc.	341,707	11,887,986
PG&E Corp.	34,619	1,837,230
Philip Morris International, Inc.	35,527	2,676,249
Phillips 66	56,274	4,423,137
Pinnacle Foods, Inc.	11,279	460,296
Pinnacle West Capital Corp.	7,890	502,987
Pioneer Natural Resources Co.	7,132	1,166,153
Plains All American Pipeline LP	8,497	414,399
PNC Financial Services Group, Inc. (The)	37,604	3,506,197
Post Holdings, Inc.*(a)	30,000	1,405,200
Post Properties, Inc., REIT	3,550	202,101
PPG Industries, Inc.	16,010	3,610,895
Premier, Inc. (Class A Stock)*	10,685	401,542
Priceline Group, Inc. (The)*	2,455	2,857,988
Principal Financial Group, Inc.	12,122	622,707
Procter & Gamble Co. (The)	104,965	8,600,832
Progressive Corp. (The)	8,292	225,542
ProLogis, Inc., REIT	217,751	9,485,233
Public Storage, REIT	24,630	4,855,558
PulteGroup, Inc.	74,442	1,654,846
PVH Corp.	11,975	1,276,056
QEP Resources, Inc.	10,163	211,899
QUALCOMM, Inc.	32,992	2,287,665
Questar Corp.	30,268	722,194
Ralph Lauren Corp.	11,651	1,532,107
Range Resources Corp.	52,247	2,718,934
Rayonier, Inc., REIT	52,653	1,419,525
Raytheon Co.	5,534	604,589
Receptos, Inc.*	2,116	348,907
Regal-Beloit Corp.	5,240	418,781
Regency Centers Corp., REIT	49,290	3,353,691
Regeneron Pharmaceuticals, Inc.*	10,202	4,605,999
Reinsurance Group of America, Inc.	4,831	450,201
Republic Services, Inc.	12,050	488,748
Retail Opportunity Investments Corp., REIT	25,450	465,735
Rexnord Corp.*	9,508	253,769

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Reynolds American, Inc.	7,578	$522,200
Rite Aid Corp.*	60,820	528,526
RLJ Lodging Trust, REIT	21,050	659,075
Robert Half International, Inc.	9,340	565,257
Rock-Tenn Co. (Class A Stock)	42,941	2,769,694
Ross Stores, Inc.	5,749	605,715
Royal Caribbean Cruises Ltd.	22,619	1,851,365
Rush Enterprises, Inc. (Class A Stock)*	30,561	836,149
Santander Consumer USA Holdings, Inc.	24,979	578,014
Schlumberger Ltd.	32,700	2,728,488
Sempra Energy	24,507	2,671,753
Senior Housing Properties Trust, REIT	37,750	837,673
ServiceNow, Inc.*	28,840	2,272,015
Sherwin-Williams Co. (The)	19,035	5,415,457
Sigma-Aldrich Corp.	1,139	157,467
Signature Bank*	23,036	2,985,005
Silgan Holdings, Inc.	9,261	538,342
Simon Property Group, Inc., REIT	51,828	10,139,630
Sirona Dental Systems, Inc.*	6,644	597,894
SL Green Realty Corp., REIT	21,890	2,810,239
Snap-on, Inc.	7,773	1,143,097
Southwest Airlines Co.	10,979	486,370
Southwestern Energy Co.*(a)	105,375	2,443,646
Spirit Realty Capital, Inc., REIT	151,600	1,831,328
Sprouts Farmers Market, Inc.*(a)	95,069	3,349,281
SPX Corp.	10,041	852,481
Stanley Black & Decker, Inc.	6,353	605,822
Stanley Black & Decker, Inc., UTS*	8,176	958,636
Starbucks Corp.	76,968	7,288,870
Starwood Hotels & Resorts Worldwide, Inc.	10,769	899,212
State Street Corp.	40,052	2,945,024
Stericycle, Inc.*	3,797	533,213
Strategic Hotels & Resorts, Inc., REIT*	123,600	1,536,348
Sunstone Hotel Investors, Inc., REIT	71,591	1,193,422
SunTrust Banks, Inc.	84,668	3,479,008
SVB Financial Group*	9,481	1,204,466
Synopsys, Inc.*	13,600	629,952
T. Rowe Price Group, Inc.	40,611	3,288,679
Tableau Software, Inc. (Class A Stock)*	3,556	329,001
Taubman Centers, Inc., REIT	20,270	1,563,425
TD Ameritrade Holding Corp.	93,904	3,498,863
Tesla Motors, Inc.*(a)	12,028	2,270,526
Texas Instruments, Inc.	55,834	3,192,867
Tiffany & Co.	33,865	2,980,459
Time Warner Cable, Inc.	5,007	750,449
Time Warner, Inc.	72,994	6,163,613
Time, Inc.	79,574	1,785,641
TJX Cos., Inc. (The)	70,060	4,907,703
Toll Brothers, Inc.*	30,380	1,195,149
Tractor Supply Co.	4,559	387,789
Travelers Cos., Inc. (The)	27,236	2,945,029
TreeHouse Foods, Inc.*(a)	16,100	1,368,822
Trex Co., Inc.*(a)	42,010	2,290,805
TripAdvisor, Inc.*	3,212	267,142
Twenty-First Century Fox, Inc. (Class A Stock)	183,239	6,200,807
Twenty-First Century Fox, Inc. (Class B Stock)	32,100	1,055,448
Twitter, Inc.*	9,873	494,440
U.S. Bancorp.	64,650	2,823,265
UDR, Inc., REIT	31,650	1,077,050

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
UGI Corp.	15,388	$501,495
Ulta Salon Cosmetics & Fragrance, Inc.*	28,010	4,225,309
Union Pacific Corp.	75,743	8,203,724
United Continental Holdings, Inc.*	86,918	5,845,235
United States Steel Corp.(a)	20,674	504,446
United Technologies Corp.	96,506	11,310,503
UnitedHealth Group, Inc.	125,217	14,811,919
Universal Health Services, Inc. (Class B Stock)	4,160	489,674
Unum Group	68,042	2,295,057
Urban Outfitters, Inc.*	89,557	4,088,277
Valeant Pharmaceuticals International, Inc.*	32,263	6,408,077
Veeva Systems, Inc. (Class A Stock)*(a)	59,743	1,525,239
Ventas, Inc., REIT	29,266	2,137,003
VeriFone Systems, Inc.*	75,158	2,622,263
Verizon Communications, Inc.	119,843	5,827,953
Vertex Pharmaceuticals, Inc.*	36,418	4,296,231
VF Corp.	3,389	255,226
Visa, Inc. (Class A Stock)(a)	109,446	7,158,863
Vornado Realty Trust, REIT	29,472	3,300,864
Voya Financial, Inc.	12,610	543,617
W.R. Berkley Corp.	16,581	837,506
W.W. Grainger, Inc.(a)	9,000	2,122,290
Walt Disney Co. (The)	6,429	674,338
Watsco, Inc.	3,935	494,630
Wayfair, Inc. (Class A Stock)*(a)	44,000	1,413,280
Weatherford International PLC*(a)	46,017	566,009
Weingarten Realty Investors, REIT	34,500	1,241,310
Wells Fargo & Co.	367,071	19,968,662
Westar Energy, Inc.	13,660	529,462
Western Digital Corp.	5,160	469,612
Western Union Co. (The)(a)	25,321	526,930
Weyerhaeuser Co., REIT	55,336	1,834,388
Williams-Sonoma, Inc.	4,959	395,282
Wisconsin Energy Corp.	8,884	439,758
Wolverine World Wide, Inc.(a)	57,828	1,934,347
Workday, Inc. (Class A Stock)*	19,060	1,608,855
Xcel Energy, Inc.	107,857	3,754,502
Xerox Corp.	36,392	467,637
Xilinx, Inc.	13,439	568,470
Zimmer Holdings, Inc.	5,726	672,920
Zions Bancorp.	5,310	143,370

		1,174,138,739

TOTAL COMMON STOCKS (cost $1,397,764,319)		1,611,665,491

PREFERRED STOCKS — 1.8%
Brazil
Banco do Estado do Rio Grande do Sul SA (PRFC B)	30,620	106,590
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR (PRFC)	8,940	266,591
Itau Unibanco Holding SA, ADR (PRFC)	102,925	1,138,351
Randon Participacoes SA (PRFC)	14,270	14,889

		1,526,421

Germany — 0.4%
Henkel AG & Co. KGaA (PRFC)	40,879	4,801,683
Volkswagen AG (PRFC)	24,362	6,460,838

		11,262,521

	Shares	Value
PREFERRED STOCKS (Continued)
Ireland
XLIT Ltd., Series D, 3.395%	235	$194,095

Luxembourg
ArcelorMittal, Series MTUS, CVT, 6.000%	40,686	611,104

United States — 1.4%
Actavis PLC, Series A, CVT, 5.500%*	3,820	3,865,840
Alcoa, Inc., Series 1, CVT, 5.375%	18,250	800,080
Ally Financial, Inc., Series G, 144A, 7.000%	155	159,093
American Tower Corp., CVT, 5.500%*	14,432	1,432,087
Apartment Investment & Management Co., 6.875%	23,150	619,494
Apartment Investment & Management Co., Series Z, 7.000%	4,900	125,636
Bank of America Corp., Series L, CVT, 7.250%	2,429	2,810,353
Brandywine Realty Trust, Series E, 6.900%	10,250	271,369
Bunge Ltd., CVT, 4.875%	5,200	543,400
Campus Crest Communities, Inc., Series A, 8.000%	13,600	344,488
CBL & Associates Properties, Inc., Series D, 7.375%	56,900	1,437,294
CBL & Associates Properties, Inc., Series E, 6.625%	4,100	104,181
Chesapeake Energy Corp., CVT, 144A, 5.750%	1,027	895,416
Corporate Office Properties Trust, Series L, 7.375%	79,100	2,076,375
Crown Castle International Corp., Series A, CVT, 4.500%	7,941	832,455
CubeSmart, Series A, 7.750%	34,700	933,430
DDR Corp., Series J, 6.500%	16,300	416,302
DDR Corp., Series K, 6.625%	1,700	43,435
Dominion Resources, Inc., CVT, 6.375%	14,700	711,480
Dominion Resources, Inc., Series A, CVT, 6.125%	13,027	731,596
Dominion Resources, Inc., Series B, CVT, 6.000%	6,262	353,177
Equity Commonwealth, 5.750%	750	18,135
Equity Commonwealth, Series E, 7.250%	41,800	1,089,726
Equity LifeStyle Properties, Inc., Series C, 6.750%	12,550	332,575
Essex Property Trust, Inc., Series H, 7.125%	4,150	111,137
Excel Trust, Inc., Series B, 8.125%	3,950	104,991
Exelon Corp., CVT, 6.500%(a)	21,913	1,066,067
General Growth Properties, Inc., Series A, 6.375%	23,700	604,350
Health Care REIT, Inc., Series I, CVT, 6.500%	4,000	268,640
Health Care REIT, Inc., Series J, 6.500%	6,200	166,284
Hudson Pacific Properties, Inc., Series B, 8.375%	21,050	550,457
Inland Real Estate Corp., Series A, 8.125%	1,100	28,765
Kilroy Realty Corp., Series G, 6.875%	5,550	143,745
Kilroy Realty Corp., Series H, 6.375%	2,200	56,166
Kimco Realty Corp., Series H, 6.900%	2,200	56,342
Kite Realty Group Trust, Series A, 8.250%	9,100	236,645
LaSalle Hotel Properties, Series H, 7.500%	11,200	287,952
National Retail Properties, Inc., Series D, 6.625%	2,600	68,276
NextEra Energy, Inc., CVT, 5.799%	23,743	1,323,672

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
United States (cont’d.)
NextEra Energy, Inc., CVT, 5.889%	11,787	$771,223
Pebblebrook Hotel Trust, Series A, 7.875%	27,950	726,421
PS Business Parks, Inc., Series S, 6.450%	4,100	106,600
PS Business Parks, Inc., Series T, 6.000%	1,400	34,986
Public Storage, Series P, 6.500%	1,100	28,358
Public Storage, Series R, 6.350%	1,100	29,172
Regency Centers Corp., Series 6, 6.625%	29,450	774,241
Regency Centers Corp., Series 7, 6.000%	1,500	37,500
Retail Properties of America, Inc., Series A, 7.000%	550	14,427
Sabra Health Care REIT, Inc., Series A, 7.125%	35,900	954,940
Saul Centers, Inc., Series C, 6.875%	27,100	720,318
SL Green Realty Corp., Series I, 6.500%	11,350	297,937
Southwestern Energy Co., Series B, CVT, 6.250%	27,680	1,394,795
STAG Industrial, Inc., Series B, 6.625%	7,250	185,455
Summit Hotel Properties, Inc., Series A, 9.250%	1,900	52,250
Sunstone Hotel Investors, Inc., Series D, 8.000%	45,400	1,184,940
Taubman Centers, Inc., Series J, 6.500%	34,050	879,171
Taubman Centers, Inc., Series K, 6.250%	29,650	746,291
Terreno Realty Corp., Series A, 7.750%	1,100	28,947
T-Mobile US, Inc., CVT, 5.500%	18,500	1,085,210
Tyson Foods, Inc., CVT, 4.750%	12,291	595,868
United Technologies Corp., CVT, 7.500%	12,833	789,743
Urstadt Biddle Properties, Inc., Series F, 7.125%	26,400	699,864
Vornado Realty Trust, Series I, 6.625%	1,100	27,896
Weingarten Realty Investors, Series F, 6.500%	2,200	55,572
Wells Fargo & Co., Series L, CVT, 7.500%	2,935	3,589,505
Weyerhaeuser Co., Series A, CVT, 6.375%	9,835	538,171
WP GLIMCHER, Inc., Series G, 8.125%	22,651	567,521
WP GLIMCHER, Inc., Series H, 7.500%	18,600	493,830
WP GLIMCHER, Inc., Series I, 6.875%	17,000	456,790

		43,888,848

TOTAL PREFERRED STOCKS (cost $56,689,527)		57,482,989

Units
RIGHTS*
Spain
Telefonica SA, expiring 04/12/15 (cost $0)	57,906	9,339

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.1%
Non-Residential Mortgage-Backed Securities — 0.3%
American Credit Acceptance Receivables Trust,
Series 2013-2, Class A, 144A
1.320%	02/15/17	86	86,452
AmeriCredit Automobile Receivables Trust,
Series 2012-4, Class A3
0.670%	06/08/17	129	128,971
Series 2012-5, Class A3
0.620%	06/08/17	64	64,111
Series 2013-1, Class A3
0.610%	10/10/17	181	181,317
Series 2013-4, Class A2
0.740%	11/08/16	50	50,367

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Capital Auto Receivables Asset Trust,
Series 2013-1, Class A2
0.620%	07/20/16	71	$71,329
Carfinance Capital Auto Trust,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	43	43,000
Series 2013-2A, Class A, 144A
1.750%	11/15/17	215	215,048
CNH Equipment Trust,
Series 2012-C, Class A3
0.570%	12/15/17	347	346,621
CPS Auto Receivables Trust,
Series 2013-A, Class A, 144A
1.310%	06/15/20	242	240,574
Series 2013-C, Class A, 144A
1.640%	04/16/18	631	631,272
CPS Auto Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	114	114,277
Series 2012-D, Class A, 144A
1.480%	03/16/20	96	95,705
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A, 144A
1.520%	03/16/20	118	118,424
Exeter Automobile Receivables Trust,
Series 2012-2A, Class A, 144A
1.300%	06/15/17	13	13,189
Series 2013-1A, Class A, 144A
1.290%	10/16/17	114	114,624
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	82	82,041
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	220	220,694
Series 2013-2, Class A, 144A
1.940%	01/15/19	528	529,766
Ford Credit Auto Owner Trust,
Series 2012-D, Class A3
0.510%	04/15/17	199	198,514
Series 2013-C, Class A3
0.820%	12/15/17	717	717,615
Honda Auto Receivables Owner Trust,
Series 2013-1, Class A3
0.480%	11/21/16	500	500,144
Hyundai Auto Receivables Trust,
Series 2013-A, Class A3
0.560%	07/17/17	628	627,604
John Deere Owner Trust,
Series 2012-B, Class A3
0.530%	07/15/16	366	365,808
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Class A3
0.590%	02/15/16	181	180,693
Mercedes-Benz Auto Receivables Trust,
Series 2012-1, Class A3
0.470%	10/17/16	464	463,851
Series 2013-1, Class A3
0.780%	08/15/17	446	446,962

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Mid-State Capital Trust,
Series 2010-1, Class M, 144A
5.250%	12/15/45	497	$515,029
Navitas Equipment Receivables LLC,
Series 2013-1, Class A, 144A
1.950%	11/15/16	127	126,967
SNAAC Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.140%	07/16/18	7	6,765
Toyota Auto Receivables Owner Trust,
Series 2013-A, Class A3
0.550%	01/17/17	380	379,760
World Omni Automobile Lease Securitization Trust,
Series 2013-A, Class A3
1.100%	12/15/16	658	660,073

			8,537,567

Residential Mortgage-Backed Securities — 2.8%
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC1, Class M1
1.344%(c)	07/25/33	1,733	1,648,687
Series 2003-OP1, Class M1
1.224%(c)	12/25/33	125	118,035
Series 2003-OP1, Class M2
2.424%(c)	12/25/33	1,111	1,031,778
Series 2004-HE2, Class M2
1.974%(c)	10/25/34	421	376,305
Series 2004-HE3, Class M3
1.254%(c)	11/25/34	273	244,033
Series 2004-OP1, Class M2
1.749%(c)	04/25/34	1,009	929,494
Series 2005-HE7, Class A1B2
0.471%(c)	11/25/35	454	429,265
Series 2005-SD1, Class M1
0.924%(c)	11/25/50	353	352,363
Ameriquest Mortgage Securities, Inc.,
Series 2002-2, Class M3
2.826%(c)	08/25/32	876	868,236
Series 2003-9, Class M2
3.021%(c)	09/25/33	594	562,261
Series 2003-12, Class M2
2.721%(c)	01/25/34	580	520,147
Series 2004-R1, Class M2
1.044%(c)	02/25/34	1,582	1,407,869
Series 2004-R1, Class M6
2.244%(c)	02/25/34	338	277,344
Argent Securities, Inc.,
Series 2003-W7, Class M2
2.796%(c)	03/25/34	420	388,789
Series 2003-W9, Class M2
2.751%(c)	01/25/34	2,037	1,957,364
Series 2004-W6, Class M4
3.024%(c)	05/25/34	244	209,450
Asset-Backed Funding Corp. Trust,
Series 2004-OPT2, Class M2
1.674%(c)	07/25/33	541	512,236
Series 2004-OPT3, Class A4
0.954%(c)	11/25/33	489	462,120

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Asset-Backed Pass-Through Certificates,
Series 2004-R2, Class A1B
0.791%(c)	04/25/34	515	$505,699
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE7, Class M4
2.196%(c)	10/25/34	420	378,545
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR3, Class M2
1.926%(c)	09/25/34	1,217	1,091,113
Bear Stearns Asset-Backed Securities Trust,
Series 2003-2, Class B
5.424%(c)	03/25/43	233	222,611
Series 2003-SD2, Class 3A
4.505%(c)	06/25/43	621	626,271
Series 2004-2, Class M1
1.371%(c)	08/25/34	523	470,834
Centex Home Equity Loan Trust,
Series 2004-A, Class M1
0.774%(c)	01/25/34	1,877	1,740,791
Series 2004-B, Class M2
0.924%(c)	03/25/34	1,127	1,011,184
Series 2005-A, Class M1
0.654%(c)	01/25/35	1,367	1,261,734
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1
1.269%(c)	05/25/34	1,070	1,005,451
Chase Funding Trust,
Series 2003-6, Class 2M1
0.924%(c)	11/25/34	1,471	1,363,565
CHEC Loan Trust,
Series 2004-1, Class A3
0.674%(c)	07/25/34	585	562,035
Series 2004-2, Class M3
1.424%(c)	04/25/34	443	355,565
Countrywide Asset-Backed Certificates,
Series 2003-BC6, Class M2
1.899%(c)	10/25/33	1,655	1,515,960
Series 2004-3, Class M1
0.924%(c)	06/25/34	1,948	1,861,368
Series 2004-BC1, Class M3
2.274%(c)	10/25/33	248	206,406
Series 2004-ECC2, Class M5
2.049%(c)	10/25/34	709	634,748
Series 2004-SD2, Class M1, 144A
0.794%(c)	06/25/33	785	756,854
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB5, Class M2
2.646%(c)	11/25/33	341	326,322
Series 2004-CB5, Class M1
1.089%(c)	01/25/34	408	380,014
Series 2004-CB6, Class M3
2.271%(c)	07/25/35	559	523,439
CWABS, Inc. Asset-Backed Certificates,
Series 2003-5, Class MF2
5.591%(c)	11/25/33	1,058	936,250
Series 2004-1, Class M1
0.924%(c)	03/25/34	1,566	1,493,311

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class M2
1.179%(c)	07/25/34	856	$804,962
Series 2004-6, Class 1A1
0.714%(c)	12/25/34	1,095	1,033,919
Series 2004-6, Class M1
1.074%(c)	10/25/34	1,391	1,345,534
Series 2004-6, Class M2
1.149%(c)	10/25/34	797	742,782
Equity One Mortgage Pass-Through Trust,
Series 2003-4, Class M1
5.207%	10/25/34	1,422	1,392,313
Series 2004-1, Class M2
5.115%	04/25/34	2,822	2,633,982
Series 2004-2, Class M1
5.692%	07/25/34	190	186,728
First Franklin Mortgage Loan Trust,
Series 2005-FF10, Class A4
0.494%(c)	11/25/35	1,233	1,210,911
Fremont Home Loan Trust,
Series 2003-B, Class M2
2.604%(c)	12/25/33	189	184,023
Series 2004-2, Class M2
1.104%(c)	07/25/34	858	808,803
Series 2005-D, Class 2A3
0.424%(c)	11/25/35	151	149,409
FRT Trust,
Series 2013-1A, Class A1N, 144A(g)
3.960%	10/25/33	32	31,896
Series 2013-1A, Class AR, 144A(g)
4.210%	10/25/18	19	18,860
GMAT Trust,
Series 2013-1A, Class A, 144A
3.967%	11/25/43	231	230,789
GSAMP Trust,
Series 2003-HE1, Class M1
1.421%(c)	06/20/33	531	513,378
Series 2004-FM2, Class M3
2.124%(c)	01/25/34	21	21,125
Series 2004-NC2, Class M1
1.224%(c)	10/25/34	706	622,206
Series 2007-SEA1, Class A, 144A
0.474%(c)	12/25/36	578	534,935
HLSS Servicer Advance Receivables Backed Notes,
Series 2013-T2, Class A2, 144A
1.147%	05/16/44	1,950	1,947,270
HLSS Servicer Advance Receivables Trust,
Series 2012-T2, Class A2, 144A
1.990%	10/15/45	171	170,624
Series 2013-T1, Class A2, 144A
1.495%	01/16/46	389	386,861
Home Equity Asset Trust,
Series 2003-1, Class M1
1.674%(c)	06/25/33	709	681,847
Series 2004-6, Class M2
1.074%(c)	12/25/34	188	159,912
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3
1.371%(c)	11/25/34	805	748,268

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2004-C, Class M2
1.071%(c)	03/25/35	480	$425,728
Lake Country Mortgage Loan Trust,
Series 2006-HE1, Class A4, 144A
0.544%(c)	07/25/34	132	131,813
Long Beach Mortgage Loan Trust,
Series 2001-2, Class M1
1.014%(c)	07/25/31	1,620	1,496,450
Series 2003-4, Class M2
2.799%(c)	08/25/33	187	179,670
Series 2004-1, Class M3
1.224%(c)	02/25/34	2,002	1,912,981
Series 2004-5, Class A5
0.734%(c)	09/25/34	606	532,262
MASTR Asset-Backed Securities Trust,
Series 2003-NC1, Class M5
5.829%(c)	04/25/33	239	226,268
Series 2005-NC1, Class M2
0.924%(c)	12/25/34	1,387	1,323,275
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1
1.149%(c)	07/25/34	506	462,368
Series 2005-NC1, Class M2
1.254%(c)	10/25/35	775	683,507
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE1, Class M1
1.029%(c)	01/25/34	926	880,434
Series 2004-HE6, Class M1
0.999%(c)	08/25/34	1,000	930,662
Series 2004-HE6, Class M2
1.074%(c)	08/25/34	458	438,284
Series 2004-NC2, Class M2
1.974%(c)	12/25/33	363	327,980
Series 2004-OP1, Class M3
1.194%(c)	11/25/34	141	127,740
Series 2004-SD1, Class A
0.974%(c)	08/25/34	897	842,567
Series 2004-WMC2, Class M1
1.089%(c)	07/25/34	873	832,958
Series 2005-HE1, Class M3
0.954%(c)	12/25/34	472	388,693
Series 2005-WMC1, Class M2
0.909%(c)	01/25/35	2,455	2,390,436
Series 2004-NC5, Class M1
1.074%(c)	05/25/34	976	889,859
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM3, Class M1
1.599%(c)	02/25/33	374	337,109
Series 2002-NC5, Class M1
1.584%(c)	10/25/32	315	296,688
New Century Home Equity Loan Trust,
Series 2003-4, Class M2
2.904%(c)	10/25/33	1,534	1,483,635
Series 2003-6, Class M1
1.254%(c)	01/25/34	896	833,735
Series 2003-B, Class M2
2.649%(c)	11/25/33	477	453,902

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
NovaStar Mortgage Funding Trust,
Series 2003-2, Class M2
2.946%(c)	09/25/33	383	$350,529
Option One Mortgage Loan Trust,
Series 2003-1, Class M2
3.099%(c)	02/25/33	84	77,982
Series 2003-2, Class M1
1.149%(c)	04/25/33	1,115	964,684
Series 2003-3, Class M1
1.149%(c)	06/25/33	721	664,400
Series 2003-4, Class M1
1.194%(c)	07/25/33	620	546,778
Series 2004-2, Class M2
1.749%(c)	05/25/34	254	201,270
RAMP Trust,
Series 2004-RS9, Class MII1
1.149%(c)	09/25/34	1,233	1,159,076
RASC Trust,
Series 2001-KS3, Class AII
0.634%(c)	09/25/31	1,517	1,411,685
Series 2005-KS2, Class M1
0.819%(c)	03/25/35	1,115	1,016,040
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A
1.051%(c)	08/25/33	1,338	1,257,884
Series 2003-2, Class M2A
3.171%(c)	08/25/33	557	500,329
Series 2003-3, Class A
0.674%(c)	12/25/33	2,336	2,271,141
Series 2003-3, Class M1
0.904%(c)	12/25/33	1,391	1,327,053
Series 2004-1, Class AV3
0.644%(c)	05/25/34	833	802,525
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.845%(c)	07/25/30	147	145,710
Series 2003-2, Class M2
2.796%(c)	06/25/33	507	437,229
Series 2004-2, Class AF3
5.230%(c)	08/25/35	793	803,272
Series 2004-2, Class MV2
1.971%(c)	08/25/35	1,216	1,152,349
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1
1.074%(c)	11/25/34	1,051	973,505
Springleaf Funding Trust,
Series 2013-AA, Class A, 144A
2.580%	09/15/21	431	432,800
Structured Asset Investment Loan Trust,
Series 2003-BC3, Class M1
1.599%(c)	04/25/33	541	528,105
Series 2003-BC6, Class M1
1.299%(c)	07/25/33	700	665,296
Series 2003-BC10, Class A4
1.174%(c)	10/25/33	806	763,380
Series 2003-BC11, Class M2
2.724%(c)	10/25/33	1,180	1,167,097
Series 2004-6, Class M2
2.124%(c)	07/25/34	764	693,325

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2004-8, Class M2
1.104%(c)	09/25/34	966	$856,154
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class M2
0.824%(c)	10/25/34	1,088	1,030,200
Series 2004-2, Class M8A, 144A
3.174%(c)	10/25/34	774	731,088
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	1,657	1,633,523

			91,480,596

TOTAL ASSET-BACKED SECURITIES (cost $97,794,429)			100,018,163

BANK LOANS(c) — 0.1%
Altice Financing SA,
Term Loan
5.500%	04/01/15	64	65,070
Avago Technologies Cayman Ltd.,
Term Loan
3.750%	09/15/15	35	34,590
Avaya, Inc.,
Term Loan B-3
4.676%	04/27/15	143	141,014
Axalta Coating Systems U.S. Holdings, Inc.,
Refinanced Term Loan B
3.750%	06/30/15	71	70,288
AZ Chem US, Inc.,
Initial Term Loan (First Lien)
7.500%	06/30/15	22	21,633
Clear Channel Communications, Inc.,
Tranche Term Loan D
6.928%	01/29/16	114	108,514
Tranche Term Loan E
7.678%	04/30/15	132	127,207
Dell, Inc.,
Term Loan B
4.500%	04/30/15	45	45,453
Dole Food Co., Inc.,
Tranche Term Loan B
4.500%	05/22/15	95	95,629
Drillships Ocean Ventures, Inc.,
Term Loan
5.500%	04/27/15	27	22,115
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.375%	09/30/15	75	54,697
First Data Corp.,
Term Loan C1
3.674%	04/24/15	90	89,906
Floatel International Ltd.,
Initial Term Loan
6.000%	06/30/15	36	26,293
Formula One Group,
Second Lien Facility
7.750%	06/30/15	80	79,433

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
4.250%	04/01/15	59	$58,911
J.Crew Group, Inc.,
Initial Loan
4.000%	04/30/15	118	109,646
NFR Energy,
Term Loan (Second Lien)
8.750%	04/21/15	100	48,906
OCI Beaumont LLC,
Term Loan B-3
5.500%	05/19/15	19	18,717
Onex Carestream Finance LP,
Term Loan (First Lien 2013)
5.000%	06/30/15	22	21,557
PetSmart, Inc.,
Term Loan
5.000%	04/13/15	43	43,159
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan
4.500%	04/30/15	127	127,932
Rite Aid Corp.,
Tranche Term Loan 1 (Second Lien)
5.750%	08/21/20	30	30,300
Tranche Term Loan 2 (Second Lien)
5.750%	04/30/15	189	189,004
ROC Finance LLC,
Funded Term Loan B
5.000%	04/07/15	118	113,286
Scientific Games International, Inc.,
Initial Term Loan
6.000%	04/23/15	30	29,706
Sears Roebuck Acceptance Corp.,
Term Loan
5.500%	04/07/15	114	111,752
Shelf Drilling Holdings Ltd.,
Term Loan
10.000%	09/30/15	40	26,800
Stallion Oilfield,
Loan
8.000%	06/30/15	48	34,863
SUPERVALU, Inc.,
New Term Loan
4.500%	06/30/15	120	120,036
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
4.662%	04/01/15	165	100,238
2017 Term Loan (Extending)
4.662%	04/01/15	725	434,819
TWCC Holding Corp.,
Term Loan
3.500%	06/01/15	10	9,384
Valeant Pharmaceuticals International, Inc.,
Term Loan
8.346%	03/16/22	75	75,315
Visant Corp.,
Initial Term Loan
7.000%	06/30/15	35	34,999

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
WMG Acquisition Corp.,
Tranche Refinancing Term Loan B
3.750%	06/30/15	40	$38,608
XO Communications LLC,
Initial Term Loan
4.250%	06/30/15	24	23,618
Zayo Group LLC,
Term Loan
4.000%	06/30/15	25	24,703

TOTAL BANK LOANS (cost $3,108,153)			2,808,101

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
A10 Securitization LLC,
Series 2013-1, Class A, 144A
2.400%	11/15/25	193	193,162
A10 Term Asset Financing LLC,
Series 2013-2, Class A, 144A
2.620%	11/15/27	1,117	1,128,662
Alternative Loan Trust Resecuritization,
Series 2003-23T2, Class A2
5.000%(c)	09/25/33	633	645,525
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	1,030	1,024,799
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW13, Class AM
5.582%(c)	09/11/41	905	951,373
Series 2007-PW16, Class AM
5.708%(c)	06/11/40	530	576,959
Series 2007-PW17, Class AMFL, 144A
0.866%(c)	06/11/50	855	839,558
CD Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.225%(c)	07/15/44	765	779,387
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.785%(c)	07/10/38	860	900,386
DBRR Trust,
Series 2013-EZ2, Class A, 144A
0.853%(c)	02/25/45	189	189,326
Fannie Mae-Aces,
Series 2011-M1, Class A3
3.763%	06/25/21	1,100	1,197,749
Series 2012-M8, Class ASQ3
1.801%	12/25/19	770	776,065
Series 2013-M7, Class A2
2.280%	12/27/22	902	903,984
Series 2013-M13, Class A2
2.624%	04/25/23	1,413	1,437,494
Series 2014-M9, Class A2
3.117%	07/25/24	1,525	1,605,403
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.310%(c)	08/10/44	1,300	1,386,869

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class A4
5.399%	05/15/45	362	$377,166
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class AM
5.455%	02/15/40	780	833,210
Series 2007-C2, Class A3
5.430%	02/15/40	816	870,533
Series 2007-C7, Class A3
5.866%(c)	09/15/45	405	444,977
ML-CFC Commercial Mortgage Trust,
Series 2007-9, Class A4
5.700%	09/12/49	650	696,855
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class AM
5.204%(c)	11/14/42	120	122,238
Series 2006-HQ10, Class AM
5.360%	11/12/41	1,000	1,058,552
Series 2006-IQ12, Class AM
5.370%	12/15/43	685	725,680
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	1,455	1,541,046
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A
1.000%	03/27/51	328	327,379
Series 2012-XA, Class B, 144A
0.250%	07/27/49	900	803,782
NorthStar Real Estate CD0 Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
2.021%(c)	08/25/29	875	884,968
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.543%(c)	05/10/45	1,100	1,155,581
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	505	516,537
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45	417	432,688
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.182%(c)	03/15/45	765	749,152

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $26,190,581)			26,077,045

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS — 4.6%
Austria
IMMOFINANZ AG,
Sr. Unsec’d. Notes
1.500%	09/11/19	EUR	600	$765,532

Belgium — 0.1%
GBL Verwaltung SA,
Gtd. Notes
1.250%	02/07/17	EUR	900	1,085,493
Sagerpar SA,
Gtd. Notes
0.375%	10/09/18	EUR	400	484,248

				1,569,741

China — 0.2%
Billion Express Investments Ltd.,
Gtd. Notes
0.750%	10/18/15		1,200	1,203,600
Ctrip.com International Ltd.,
Sr. Unsec’d. Notes
1.250%	10/15/18		704	737,000
ENN Energy Holdings Ltd.,
Sr. Unsec’d. Notes
3.371%(s)	02/26/18		750	854,063
Hengan International Group Co. Ltd.,
Sr. Unsec’d. Notes
1.787%(s)	06/27/18	HKD	8,000	1,090,208
Qihoo 360 Technology Co. Ltd.,
Sr. Unsec’d. Notes, 144A
0.500%	08/15/20		400	337,250
1.750%	08/15/21		200	155,750
Sr. Unsec’d. Notes
2.500%	09/15/18		400	380,581
Semiconductor Manufacturing International Corp.,
Sr. Unsec’d. Notes, RegS
2.486%(s)	11/07/18		600	660,600
SINA Corp.,
Sr. Unsec’d. Notes
1.000%	12/01/18		608	551,760
SouFun Holdings Ltd.,
Sr. Unsec’d. Notes
2.000%	12/15/18		166	144,420
Tong Jie Ltd.,
Gtd. Notes
0.497%(s)	02/18/18	HKD	2,000	261,459
Vipshop Holdings Ltd.,
Sr. Unsec’d. Notes
1.500%	03/15/19		432	674,730

				7,051,421

Czech Republic
CEZ MH BV,
Gtd. Notes
1.512%(s)	08/04/17	EUR	200	215,221

Finland — 0.1%
Nokia OYJ,
Sr. Unsec’d. Notes, RegS
5.000%	10/26/17	EUR	500	1,570,504
Solidium Oy,
Sr. Unsec’d. Notes
0.500%	09/29/15	EUR	1,100	1,190,103

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Finland (cont’d.)
0.674%(s)	09/04/18	EUR	700	$853,078

				3,613,685

France — 0.4%
Air France-KLM,
Gtd. Notes
2.030%	02/15/23	EUR	85	1,045,431
Alcatel-Lucent,
Sr. Unsec’d. Notes
0.125%	01/30/20	EUR	275	1,345,631
4.250%	07/01/18	EUR	126	398,413
AXA SA,
Sub. Notes
3.750%	01/01/17	EUR	513	1,542,202
Cap Gemini SA,
Sr. Unsec’d. Notes
6.939%(s)	01/01/19	EUR	789	747,103
Cie Generale des Etablissements Michelin,
Sr. Unsec’d. Notes
16.415%(s)	01/01/17	EUR	614	924,725
Credit Agricole SA,
Sr. Unsec’d. Notes
14.943%(s)	12/06/16	EUR	622	503,742
Fonciere Des Regions,
Sr. Unsec’d. Notes, REIT
0.875%	04/01/19	EUR	848	962,276
3.340%	01/01/17	EUR	270	304,455
Misarte,
Gtd. Notes
3.250%	01/01/16	EUR	363	724,589
Peugeot SA,
Sr. Unsec’d. Notes
4.450%	01/01/16	EUR	25	729,066
Rallye SA,
Sr. Unsec’d. Notes
1.000%	10/02/20	EUR	301	359,813
Suez Environnement Co.,
Sr. Unsec’d. Notes
1.899%(s)	02/27/20	EUR	23	520,150
Technip SA,
Sr. Unsec’d. Notes
0.250%	01/01/17	EUR	520	540,374
Unibail-Rodamco SE,
Sr. Unsec’d. Notes, REIT
0.750%	01/01/18	EUR	377	1,154,450
13.975%(s)	07/01/21	EUR	125	439,504

				12,241,924

Germany — 0.4%
Deutsche Post AG,
Sr. Unsec’d. Notes
0.600%	12/06/19	EUR	800	1,202,641
Deutsche Wohnen AG,
Sr. Unsec’d. Notes
0.500%	11/22/20	EUR	500	736,597
Fresenius SE & Co. KGaA,
Gtd. Notes
0.745%(s)	09/24/19	EUR	600	806,370

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Germany (cont’d.)
LEG Immobilien AG,
Sr. Unsec’d. Notes
0.500%	07/01/21	EUR	500	$739,339
RAG-Stiftung,
Sr. Unsec’d. Notes
0.340%(s)	12/31/18	EUR	700	826,660
Siemens Financieringsmaatschappij NV,
Gtd. Notes, RegS
1.050%	08/16/17		2,750	3,044,250
Volkswagen International Finance NV,
Gtd. Notes, 144A
5.500%	11/09/15	EUR	2,500	3,851,638

				11,207,495

Hong Kong — 0.1%
China Overseas Finance Investment Cayman IV Ltd.,
Gtd. Notes
3.354%(s)	02/04/21		600	675,750
HKEx International Ltd.,
Gtd. Notes
0.500%	10/23/17		800	1,003,800
Newford Capital Ltd.,
Gtd. Notes
2.470%(s)	05/12/16		200	216,500
Shine Power International Ltd.,
Gtd. Notes
1.338%(s)	07/28/19	HKD	4,000	497,249

				2,393,299

Hungary
Magyar Nemzeti Vagyonkezelo Zrt,
Gov’t. Gtd. Notes
3.375%	04/02/19	EUR	1,100	1,251,371

India
Vedanta Resources Jersey Ltd.,
Gtd. Notes
5.500%	07/13/16		900	859,500

Israel
Teva Pharmaceutical Finance Co. LLC,
Gtd. Notes
0.250%	02/01/26		406	600,880

Italy — 0.1%
Eni SpA,
Sr. Unsec’d. Notes
0.250%	11/30/15	EUR	700	752,296
0.625%	01/18/16	EUR	900	1,048,429
Schematrentaquattro SpA,
Gtd. Notes
0.250%	11/29/16	EUR	300	360,024
Telecom Italia Finance SA,
Gtd. Notes, RegS
6.125%	11/15/16	EUR	900	1,353,842

				3,514,591

Japan — 0.4%
ABC-Mart, Inc.,
Sr. Unsec’d. Notes
7.447%(s)	02/05/18	JPY	40,000	513,195

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Japan (cont’d.)
Asics Corp.,
Sr. Unsec’d. Notes
3.140%(s)	03/01/19	JPY	80,000	$877,142
Joyo Bank Ltd. (The),
Sr. Unsec’d. Notes
0.119%(s)	04/24/19		600	597,720
Kawasaki Kisen Kaisha Ltd.,
Sr. Unsec’d. Notes
1.422%(s)	09/26/18	JPY	60,000	585,942
Nagoya Railroad Co. Ltd.,
Sr. Unsec’d. Notes
0.698%(s)	12/11/24	JPY	40,000	360,529
3.104%(s)	10/03/23	JPY	40,000	423,146
NH Foods Ltd.,
Sr. Unsec’d. Notes
3.931%(s)	09/26/18	JPY	60,000	654,730
Nidec Corp.,
Sr. Unsec’d. Notes
8.974%(s)	09/18/15	JPY	85,000	1,065,025
Resorttrust, Inc.,
Sr. Unsec’d. Notes
1.691%(s)	12/01/21	JPY	100,000	977,196
Shizuoka Bank Ltd. (The),
Sr. Unsec’d. Notes
0.389%(s)	04/25/18		400	393,500
Takashimaya Co. Ltd.,
Sr. Unsec’d. Notes
0.776%(s)	12/11/20	JPY	100,000	937,174
Terumo Corp.,
Sr. Unsec’d. Notes
1.145%(s)	12/06/21	JPY	60,000	549,673
1.436%(s)	12/04/19	JPY	60,000	547,171
Toppan Printing Co. Ltd.,
Sr. Unsec’d. Notes
0.255%(s)	12/19/19	JPY	90,000	800,309
Toray Industries, Inc.,
Sr. Unsec’d. Notes
1.040%(s)	08/31/21	JPY	40,000	434,235
1.787%(s)	08/30/19	JPY	60,000	613,457
Yamada Denki Co. Ltd.,
Sr. Unsec’d. Notes
0.771%(s)	06/28/19	JPY	130,000	1,224,830

				11,554,974

Malaysia
Cahaya Capital Ltd.,
Sr. Unsec’d. Notes
0.394%(s)	09/18/21		800	824,496
Indah Capital Ltd.,
Sr. Unsec’d. Notes, RegS
1.566%(s)	10/24/18	SGD	750	638,731

				1,463,227

Mexico — 0.1%
Cemex SAB de CV,
Sub. Notes
3.250%	03/15/16		800	897,500
3.750%	03/15/18		700	828,625

				1,726,125

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Netherlands
NXP Semiconductors NV,
Sr. Unsec’d. Notes, 144A
1.000%	12/01/19		1,200	$1,429,500

Norway
Marine Harvest ASA,
Sr. Unsec’d. Notes
0.875%	05/06/19	EUR	500	636,814

Russia
Lukoil International Finance BV,
Gtd. Notes
2.625%	06/16/15		700	693,000
Yandex NV,
Sr. Unsec’d. Notes
1.125%	12/15/18		505	416,455

				1,109,455

Singapore — 0.1%
CapitaLand Ltd.,
Sr. Unsec’d. Notes, RegS
1.950%	10/17/23	SGD	1,500	1,153,678
Golden Agri-Resources Ltd.,
Sr. Unsec’d. Notes, RegS
2.500%	10/04/17		200	196,250
Keppel Land Ltd.,
Sr. Unsec’d. Notes
1.875%	11/29/15	SGD	400	289,649

				1,639,577

South Africa — 0.1%
Shoprite Investments Ltd.,
Gtd. Notes
6.500%	04/03/17	ZAR	1	515,261
Steinhoff Finance Holdings GmbH,
Gtd. Notes
4.000%	01/30/21	EUR	800	1,308,875
4.500%	03/31/18	EUR	550	1,056,864

				2,881,000

Spain — 0.2%
Acciona SA,
Sr. Unsec’d. Notes
3.000%	01/30/19	EUR	600	814,821
ACS Actividades Finance 2 BV,
Sr. Sec’d. Notes
1.625%	03/27/19	EUR	600	726,307
CaixaBank SA,
Sr. Unsec’d. Notes
4.500%	11/22/16	EUR	300	298,542
Criteria CaixaHolding SA,
Sr. Unsec’d. Notes
1.000%	11/25/17	EUR	400	498,355
OHL Investments SA,
Sec’d. Notes
4.000%	04/25/18	EUR	300	306,574
Telefonica Participaciones SAU,
Gtd. Notes
4.900%	09/25/17	EUR	800	936,238
Telefonica SA,
Sr. Unsec’d. Notes

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Spain (cont’d.)
6.000%	07/24/17	EUR	900	$1,151,975

				4,732,812

Sweden
Industrivarden AB,
Sr. Unsec’d. Notes
1.998%(s)	05/15/19	SEK	5,000	643,509
Sr. Unsec’d. Notes, RegS
1.875%	02/27/17	EUR	500	600,847

				1,244,356

Switzerland — 0.1%
STMicroelectronics NV,
Sr. Unsec’d. Notes
0.261%(s)	07/03/19		200	212,100
1.000%	07/03/21		1,200	1,299,600
Swiss Life Holding AG,
Sr. Unsec’d. Notes
2.010%(s)	12/02/20	CHF	475	580,333

				2,092,033

Taiwan
Advanced Semiconductor Engineering, Inc.,
Sr. Unsec’d. Notes
2.952%(s)	09/05/18		600	774,000

United Arab Emirates
National Bank of Abu Dhabi PJSC,
Sr. Unsec’d. Notes
1.000%	03/12/18		800	836,000

United Kingdom — 0.2%
Balfour Beatty Finance No. 2 Ltd.,
Gtd. Notes
1.875%	12/03/18	GBP	100	143,133
British Land Jersey Ltd.,
Gtd. Notes
1.500%	09/10/17	GBP	300	550,087
Fiat Chrysler Automobiles NV,
Sub. Notes
7.875%	12/15/16		23	3,168,710
International Consolidated Airlines Group SA,
Sr. Unsec’d. Notes
1.750%	05/31/18	EUR	300	640,535
INTU Jersey Ltd.,
Gtd. Notes, REIT
2.500%	10/04/18	GBP	200	333,704
J Sainsbury PLC,
Sr. Unsec’d. Notes
1.250%	11/21/19	GBP	400	626,289
Subsea 7 SA,
Sr. Unsec’d. Notes
1.000%	10/05/17		1,000	902,500

				6,364,958

United States — 2.0%
Annaly Capital Management, Inc.,
Sr. Unsec’d. Notes, REIT
5.000%	05/15/15		348	348,870
Anthem, Inc.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
2.750%	10/15/42	1,123	$2,319,697
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.375%	01/15/19(a)	300	310,875
4.750%	01/15/18	621	648,169
Brocade Communications Systems, Inc.,
Gtd. Notes, 144A
1.375%	01/01/20	367	386,038
CenterPoint Energy, Inc.,
Sub. Notes
3.943%(c)	09/15/29	1,197	787,027
Chesapeake Energy Corp.,
Gtd. Notes
2.500%	05/15/37	1,132	1,084,597
Citrix Systems, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	04/15/19(a)	1,168	1,229,320
Cobalt International Energy, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/19	639	464,473
3.125%	05/15/24(a)	552	407,445
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
0.750%	07/15/16	496	919,460
Encore Capital Group, Inc.,
Gtd. Notes
3.000%	07/01/20	409	440,697
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.625%	05/01/16	4	1,603,320
Hologic, Inc.,
Sr. Unsec’d. Notes
2.000%(c)	12/15/37	459	675,591
2.000%(c)	03/01/42	512	633,920
Host Hotels & Resorts LP,
Gtd. Notes, REIT, 144A
2.500%	10/15/29	142	224,537
IAS Operating Partnership LP,
Gtd. Notes, REIT, 144A
5.000%	03/15/18	183	176,137
Iconix Brand Group, Inc.,
Sr. Sub. Notes
1.500%	03/15/18	486	578,340
Illumina, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	06/15/21(a)	235	271,572
0.913%(s)	06/15/19(a)	1,188	1,315,710
Intel Corp.,
Jr. Sub. Notes
3.250%	08/01/39	1,140	1,799,775
3.482%	12/15/35	1,748	2,174,075
Isis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes, 144A
1.000%	11/15/21	627	729,671
Jarden Corp.,
Gtd. Notes
1.125%	03/15/34(a)	898	1,066,375
Jazz Investments I Ltd.,
Gtd. Notes, 144A

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
1.875%	08/15/21(a)	800	$931,000
JDS Uniphase Corp.,
Sr. Unsec’d. Notes
0.625%	08/15/33(a)	550	568,906
Lam Research Corp.,
Sr. Unsec’d. Notes
0.500%	05/15/16	1,484	1,783,583
Lennar Corp.,
Gtd. Notes, 144A
3.250%	11/15/21	490	1,093,006
Liberty Interactive LLC,
Sr. Unsec’d. Notes
0.750%	03/30/43	666	929,486
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23(a)	776	774,545
MGIC Investment Corp.,
Sr. Unsec’d. Notes
2.000%	04/01/20	400	587,250
Microchip Technology, Inc.,
Jr. Sub. Notes
2.125%	12/15/37	445	869,697
Sr. Sub. Notes, 144A
1.625%	02/15/25	1,331	1,381,744
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43	1,081	1,195,181
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
1.125%	01/15/20	512	861,440
Mylan, Inc.,
Gtd. Notes
3.750%	09/15/15	4	1,936,022
Navistar International Corp.,
Sr. Sub. Notes, 144A
4.750%	04/15/19	375	338,672
Novellus Systems, Inc.,
Gtd. Notes
2.625%	05/15/41	305	622,772
Nuance Communications, Inc.,
Sr. Unsec’d. Notes
2.750%	11/01/31	360	357,300
NuVasive, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/17	463	578,171
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.000%	12/01/18	630	742,613
Old Republic International Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/18	313	369,340
Omnicare, Inc.,
Gtd. Notes
3.500%	02/15/44	570	693,619
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes, 144A
1.573%(s)	07/01/19	441	632,559

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
0.350%	06/15/20(a)	1,515	$1,728,994
1.000%	03/15/18	765	1,020,797
Prospect Capital Corp.,
Sr. Unsec’d. Notes
5.750%	03/15/18	721	735,420
5.875%	01/15/19	461	467,915
QIAGEN NV,
Sr. Unsec’d. Notes
0.375%	03/19/19	800	884,080
Red Hat, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	10/01/19(a)	1,297	1,605,848
Redwood Trust, Inc.,
Sr. Unsec’d. Notes, REIT
4.625%	04/15/18	232	229,535
RTI International Metals, Inc.,
Gtd. Notes
1.625%	10/15/19	317	364,550
salesforce.com, inc.,
Sr. Unsec’d. Notes
0.250%	04/01/18(a)	1,302	1,559,145
Salix Pharmaceuticals Ltd.,
Sr. Unsec’d. Notes
1.500%	03/15/19	492	1,307,797
SanDisk Corp.,
Sr. Unsec’d. Notes
0.500%	10/15/20	3,349	3,361,559
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.350%(s)	11/01/18	658	808,929
SolarCity Corp.,
Sr. Unsec’d. Notes, 144A
1.625%	11/01/19	386	341,610
Spirit Realty Capital, Inc.,
Sr. Unsec’d. Notes, REIT
2.875%	05/15/19	556	554,957
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, REIT
4.550%	03/01/18	691	758,804
SunEdison, Inc.,
Sr. Unsec’d. Notes
2.000%	10/01/18	797	1,370,342
Sr. Unsec’d. Notes, 144A
0.250%	01/15/20	1,002	1,072,766
SunPower Corp.,
Sr. Unsec’d. Notes, 144A
0.875%	06/01/21	547	528,539
Tesla Motors, Inc.,
Sr. Unsec’d. Notes
0.250%	03/01/19	1,346	1,179,433
1.250%	03/01/21	355	298,823
1.500%	06/01/18	293	470,265
Trinity Industries, Inc.,
Sub. Notes
3.875%	06/01/36	340	531,250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Twitter, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	09/15/19	743	$729,533
1.000%	09/15/21	746	725,485
VeriSign, Inc.,
Jr. Sub. Notes
4.136%	08/15/37	781	1,548,821
Whiting Petroleum Corp.,
Gtd. Notes, 144A
1.250%	04/01/20	655	691,434
Yahoo!, Inc.,
Sr. Unsec’d. Notes
0.829%(s)	12/01/18	2,388	2,593,487

			65,312,715

TOTAL CONVERTIBLE BONDS (cost $144,893,815)			149,082,206

CORPORATE BONDS — 11.6%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
2.050%	09/30/18(a)	96	98,003
5.000%	09/30/43(a)	399	456,936
6.420%	03/01/26	75	95,494
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
6.875%	04/01/22(a)	49	36,199
8.250%	11/01/19(a)	345	296,700
Macquarie Bank Ltd.,
Sr. Unsec’d. Notes, 144A
2.000%	08/15/16	225	227,624
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	01/14/20	300	342,926
6.250%	01/14/21	300	348,366
Nufarm Australia Ltd.,
Gtd. Notes, 144A
6.375%	10/15/19	39	39,487
Westpac Banking Corp.,
Covered Bonds, 144A
1.375%	05/30/18	400	399,204

			2,340,939

Bahamas
Ultrapetrol Bahamas Ltd.,
Sr. Sec’d. Notes
8.875%	06/15/21	165	156,337

Belgium — 0.1%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
2.625%	01/17/23(a)	140	138,013
4.625%	02/01/44	120	133,011
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22	801	790,246
5.375%	01/15/20	145	167,021
7.750%	01/15/19	180	217,833

			1,446,124

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Brazil
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes, 144A
7.250%	06/01/21(a)	134	$141,537
7.250%	06/01/21	38	40,137
8.250%	02/01/20	165	175,313
Petrobras Global Finance BV,
Gtd. Notes
4.375%	05/20/23(a)	95	81,235
7.875%	03/15/19(a)	220	223,951
Vale SA,
Sr. Unsec’d. Notes
5.625%	09/11/42(a)	380	328,852

			991,025

Canada — 0.4%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
6.000%	04/01/22	60	62,100
Air Canada 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.125%	11/15/26	74	78,180
Air Canada 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.600%	09/15/28	400	401,000
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17(a)	58	58,250
1.450%	04/09/18	579	578,596
2.375%	01/25/19(a)	365	373,553
2.550%	11/06/22	340	338,155
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
1.450%	04/25/18	350	349,024
2.800%	07/21/21(a)	465	475,015
Barrick Gold Corp.,
Sr. Unsec’d. Notes
5.250%	04/01/42	20	19,305
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	295	302,955
5.700%	05/30/41	260	261,448
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	04/15/19	49	48,020
6.125%	01/15/23(a)	31	29,295
7.750%	03/15/20(a)	200	209,300
Unsec’d. Notes, 144A
5.500%	09/15/18	28	27,965
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A
6.125%	07/01/22	50	51,750
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.900%	10/01/15	69	69,130
1.550%	01/23/18	125	125,518
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.250%	03/15/38	150	175,682

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Canadian Oil Sands Ltd.,
Gtd. Notes, 144A
6.000%	04/01/42	89	$80,369
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
7.125%	10/15/31	285	394,548
Cascades, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	07/15/22	43	43,645
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19	525	584,287
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22	280	265,225
4.450%	09/15/42(a)	40	36,659
Cott Beverages, Inc.,
Gtd. Notes, 144A
6.750%	01/01/20	50	51,750
Enbridge, Inc.,
Sr. Unsec’d. Notes
4.000%	10/01/23	170	172,881
Encana Corp.,
Sr. Unsec’d. Notes
5.150%	11/15/41(a)	180	184,251
First Quantum Minerals Ltd.,
Gtd. Notes, 144A
6.750%	02/15/20(a)	40	37,000
7.000%	02/15/21(a)	72	66,420
Garda World Security Corp.,
Gtd. Notes, 144A
7.250%	11/15/21	130	127,725
Jupiter Resources, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	10/01/22(a)	50	41,000
KGHM International Ltd.,
Gtd. Notes, 144A
7.750%	06/15/19	35	36,050
Lundin Mining Corp.,
Sr. Sec’d. Notes, 144A
7.500%	11/01/20	50	51,875
7.875%	11/01/22	40	41,700
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	11/15/20	58	55,825
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%	01/30/23	225	207,000
7.000%	03/31/24(a)	27	25,447
New Gold, Inc.,
Gtd. Notes, 144A
7.000%	04/15/20	40	41,100
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22(a)	55	54,450
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25(a)	51	53,295
5.250%	08/01/23	30	31,350

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Potash Corp. of Saskatchewan, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/17	225	$235,700
Precision Drilling Corp.,
Gtd. Notes
6.500%	12/15/21	118	109,445
Gtd. Notes, 144A
5.250%	11/15/24	2	1,670
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23(a)	400	412,000
Rogers Communications, Inc.,
Gtd. Notes
4.100%	10/01/23(a)	160	170,606
5.450%	10/01/43	95	111,333
8.750%	05/01/32	240	350,015
Royal Bank of Canada,
Covered Bonds
2.000%	10/01/18	477	487,981
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
3.600%	12/01/24	62	63,245
5.950%	12/01/34	150	179,078
6.100%	06/01/18	1,215	1,368,668
6.500%	06/15/38(a)	75	96,344
Talisman Energy, Inc.,
Sr. Unsec’d. Notes
5.850%	02/01/37	250	256,890
6.250%	02/01/38	155	167,594
Taseko Mines Ltd.,
Gtd. Notes
7.750%	04/15/19	75	54,000
Teck Resources Ltd.,
Gtd. Notes
3.750%	02/01/23	280	262,237
4.500%	01/15/21	150	152,881
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
1.400%	04/30/18(a)	669	669,223
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
0.750%	01/15/16	150	149,769
3.750%	10/16/23	535	561,058
7.125%	01/15/19	100	117,930
7.250%	08/15/38	125	173,495
Trinidad Drilling Ltd.,
Gtd. Notes, 144A
7.875%	01/15/19	65	60,450
Videotron Ltd.,
Gtd. Notes
5.000%	07/15/22	13	13,390
Gtd. Notes, 144A
5.375%	06/15/24	71	73,130

			13,016,225

Chile
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes, 144A
4.875%	11/04/44	250	261,224

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
China
CNOOC Finance 2013 Ltd.,
Gtd. Notes
1.125%	05/09/16	200	$199,753
3.000%	05/09/23	254	248,106
Sinopec Group Overseas Development 2013 Ltd.,
Gtd. Notes, 144A
4.375%	10/17/23	249	269,544
State Grid Overseas Investment 2013 Ltd.,
Gtd. Notes, 144A
1.750%	05/22/18	200	197,838

			915,241

Croatia
Hrvatska Elektroprivreda,
Sr. Unsec’d. Notes, 144A
6.000%	11/09/17	200	210,150

Finland
Nokia OYJ,
Sr. Unsec’d. Notes
5.375%	05/15/19	57	61,275

France — 0.2%
Alcatel-Lucent USA, Inc.,
Gtd. Notes, 144A
6.750%	11/15/20	200	213,000
Sr. Unsec’d. Notes
6.450%	03/15/29	71	71,710
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, 144A
1.700%	01/20/17	275	276,966
2.750%	01/22/19	655	675,236
BNP Paribas SA,
Sr. Unsec’d. Notes
0.250%	09/27/16	EUR 700	853,078
BPCE SA,
Gtd. Notes
4.000%	04/15/24	500	534,036
Gtd. Notes, MTN
2.250%	01/27/20	300	301,521
Sub. Notes, 144A
5.700%	10/22/23	200	221,189
Credit Agricole SA,
Sub. Notes, 144A
8.125%(c)	09/19/33	415	471,544
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44(a)	295	334,317
Numericable-SFR SAS,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	400	405,000
6.250%	05/15/24(a)	400	405,000
Orange SA,
Sr. Unsec’d. Notes
9.000%	03/01/31	120	185,243
Total Capital Canada Ltd.,
Gtd. Notes
0.633%(c)	01/15/16	36	36,092

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
France (cont’d.)
2.750%	07/15/23	270	$269,018
Total Capital International SA,
Gtd. Notes
2.700%	01/25/23	100	99,654
2.875%	02/17/22	100	102,419
3.700%	01/15/24	120	127,251
Total Capital SA,
Gtd. Notes
4.125%	01/28/21	150	165,500

			5,747,774

Georgia
Georgian Railway JSC,
Sr. Unsec’d. Notes, RegS
7.750%	07/11/22	200	214,200

Germany — 0.1%
Bayer US Finance LLC,
Gtd. Notes, 144A
2.375%	10/08/19	310	315,297
Daimler Finance North America LLC,
Gtd. Notes
8.500%	01/18/31	170	269,112
Gtd. Notes, 144A
1.875%	01/11/18	335	338,852
2.250%	07/31/19	150	151,723
2.250%	09/03/19	620	626,351
2.950%	01/11/17(a)	150	154,902
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.250%	03/06/17	250	254,341
Fresenius Medical Care AG & Co. KGaA,
Gtd. Notes
1.125%	01/31/20	EUR 600	787,467
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
4.125%	10/15/20	35	35,591
4.750%	10/15/24	25	26,187
5.875%	01/31/22	75	82,500
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
5.750%	02/15/21	42	45,990
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
5.750%	10/17/16	180	193,557
6.125%	08/17/26	160	203,948

			3,485,818

Hong Kong
Hutchison Whampoa International 12 II Ltd.,
Gtd. Notes, 144A
3.250%	11/08/22	200	202,234

Hungary
Magyar Export-Import Bank Zrt,
Gov’t. Gtd. Notes, RegS
5.500%	02/12/18	200	213,956

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Hungary (cont’d.)
MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes, RegS
6.250%	10/21/20	200	$225,950

			439,906

India
Export-Import Bank of India,
Sr. Unsec’d. Notes, RegS
4.000%	01/14/23	200	206,470

Indonesia — 0.1%
Pertamina Persero PT,
Sr. Unsec’d. Notes, RegS
4.875%	05/03/22	400	416,640
6.000%	05/03/42	200	202,600
6.450%	05/30/44	350	376,250
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, RegS
5.250%	10/24/42	500	483,900

			1,479,390

Ireland
Ardagh Packaging Finance PLC,
Gtd. Notes, 144A
9.125%	10/15/20(a)	700	749,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20	35	35,338
XLIT Ltd.,
Gtd. Notes
6.375%	11/15/24	135	166,318

			950,656

Israel
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes
2.950%	12/18/22	116	115,765
3.650%	11/10/21	77	81,096
Teva Pharmaceutical Finance IV LLC,
Gtd. Notes
2.250%	03/18/20	165	165,989

			362,850

Italy
Enel SpA,
Sub. Notes, 144A
8.750%(c)	09/24/73	385	463,337
Intesa Sanpaolo SpA,
Gtd. Notes
5.250%	01/12/24	660	742,839

			1,206,176

Japan — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.600%	02/16/18	200	201,629
Sr. Unsec’d. Notes, MTN
2.250%	08/15/19	117	118,990
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
Sr. Unsec’d. Notes, 144A
2.700%	09/09/18	400	411,016

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Japan (cont’d.)
4.100%	09/09/23	200	$216,961
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
1.800%	03/15/18	267	268,302
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	10/05/17	86	86,255
4.250%	01/11/21	325	362,083

			1,665,236

Kazakhstan
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, RegS
5.750%	04/30/43	200	157,040
6.375%	04/09/21	200	199,400
7.000%	05/05/20	100	101,566
9.125%	07/02/18	100	108,580

			566,586

Luxembourg — 0.1%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	200	206,000
Altice SA,
Gtd. Notes, 144A
7.625%	02/15/25	200	200,375
7.750%	05/15/22	200	203,375
ArcelorMittal,
Sr. Unsec’d. Notes
5.250%	02/25/17(a)	410	426,400
7.000%	02/25/22(a)	285	312,075
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	116	121,800
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23	35	33,031
6.625%	12/15/22	260	250,900
7.250%	04/01/19	45	46,643
7.250%	10/15/20(a)	1,375	1,416,250
7.500%	04/01/21	10	10,287
Intelsat Luxembourg SA,
Gtd. Notes
7.750%	06/01/21(a)	254	234,315

			3,461,451

Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
5.000%	03/30/20	200	226,644
6.125%	03/30/40(a)	100	123,981
Sr. Unsec’d. Notes
1.268%(c)	09/12/16	350	351,367
3.125%	07/16/22	715	727,227
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	200	227,000

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mexico (cont’d.)
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
5.700%	01/11/25	285	$281,153
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, RegS
5.750%	02/14/42	300	333,000
Petroleos Mexicanos,
Gtd. Notes
2.277%(c)	07/18/18	30	30,705
3.500%	07/18/18	10	10,400
4.875%	01/24/22	1,380	1,464,525
4.875%	01/18/24	280	296,380
5.500%	01/21/21	200	219,500
6.500%	06/02/41	970	1,098,525
6.625%	06/15/35	460	526,700
Gtd. Notes, 144A
5.625%	01/23/46	110	111,650

			6,028,757

Morocco
OCP SA,
Sr. Unsec’d. Notes, RegS
6.875%	04/25/44	200	222,750

Netherlands — 0.1%
ABN AMRO Bank NV,
Sr. Unsec’d. Notes, 144A
2.500%	10/30/18	510	520,856
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27	88	121,182
Bluewater Holding BV,
Gtd. Notes, 144A
10.000%	12/10/19	100	88,750
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Gtd. Notes
3.875%	02/08/22	375	403,570
Heineken NV,
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17	30	30,148
3.400%	04/01/22	300	312,138
ING Bank NV,
Sr. Unsec’d. Notes, 144A
1.375%	03/07/16	250	251,243
2.000%	09/25/15	200	201,279
Koninklijke Philips NV,
Sr. Unsec’d. Notes
3.750%	03/15/22	180	188,295
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
5.750%	02/15/21	300	317,250
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	19	19,523
5.000%	10/01/25	42	42,577
5.625%	11/01/24(a)	22	23,430
Shell International Finance BV,
Gtd. Notes
2.375%	08/21/22	150	149,452
3.400%	08/12/23	175	185,117

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
4.300%	09/22/19	150	$166,382
4.550%	08/12/43	345	391,062
UPCB Finance III Ltd.,
Sr. Sec’d. Notes, 144A
6.625%	07/01/20	500	521,875

			3,934,129

New Zealand — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19	750	785,625
9.875%	08/15/19	169	180,830
Sr. Sec’d. Notes
5.750%	10/15/20	325	335,969
7.125%	04/15/19	100	103,625

			1,406,049

Norway
Statoil ASA,
Gtd. Notes
1.150%	05/15/18	168	167,113
2.450%	01/17/23	155	152,517
2.900%	11/08/20	46	48,189
6.700%	01/15/18	20	22,694
7.250%	09/23/27	160	222,570

			613,083

Peru
Cia Minera Milpo SAA,
Sr. Unsec’d. Notes, 144A
4.625%	03/28/23	200	199,600

Philippines
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24	200	268,250

Portugal
EDP Finance BV,
Sr. Unsec’d. Notes, 144A
5.250%	01/14/21	250	270,985

Singapore
CapitaLand Ltd.,
Sr. Unsec’d. Notes, RegS
1.850%	06/19/20	SGD 1,250	882,382

South Africa
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes, RegS
5.750%	01/26/21	200	193,040
Unsec’d. Notes, 144A
7.125%	02/11/25	200	201,500

			394,540

South Korea
Magnachip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21	125	87,500

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
South Korea (cont’d.)
Samsung Electronics America, Inc.,
Gtd. Notes, 144A
1.750%	04/10/17	510	$514,262

			601,762

Spain
Telefonica Emisiones SAU,
Gtd. Notes
3.192%	04/27/18	151	157,484
4.570%	04/27/23(a)	150	165,061
5.134%	04/27/20	102	115,131
6.421%	06/20/16	100	106,254

			543,930

Sri Lanka
Bank of Ceylon,
Sr. Unsec’d. Notes, 144A
6.875%	05/03/17	200	205,250

Sweden — 0.1%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
1.625%	05/15/18	300	300,191
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18	1,325	1,329,586
Stadshypotek AB,
Covered Bonds, 144A
1.875%	10/02/19	309	311,105
Swedbank AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18	530	531,741

			2,472,623

Switzerland — 0.1%
Credit Suisse,
Sr. Unsec’d. Notes
3.000%	10/29/21	350	356,737
5.300%	08/13/19	100	112,967
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24(a)	250	258,392
Credit Suisse AG,
Sub. Notes, 144A
6.500%	08/08/23	205	234,066
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
7.500%(c)	12/29/49(a)	300	322,125
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22	31	31,868
5.550%	10/25/42	350	368,437
Swiss Re Capital I LP,
Gtd. Notes, 144A
6.854%(c)	05/29/49	188	197,400
UBS AG,
Sr. Unsec’d. Notes
5.750%	04/25/18	150	167,788
5.875%	12/20/17	200	222,013
Sr. Unsec’d. Notes, MTN
1.800%	03/26/18	550	551,526

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Switzerland (cont’d.)
2.375%	08/14/19	900	$907,177

			3,730,496

Taiwan
Epistar Corp.,
Sr. Unsec’d. Notes
4.105%(s)	08/07/18	300	311,475

United Arab Emirates
DP World Ltd.,
Sr. Unsec’d. Notes
1.750%	06/19/24	1,200	1,290,000
Shelf Drilling Holdings Ltd.,
Sec’d. Notes, 144A
8.625%	11/01/18(a)	25	20,437

			1,310,437

United Kingdom — 0.5%
Abbey National Treasury Services PLC,
Gtd. Notes
2.350%	09/10/19	935	949,759
Aon Corp.,
Gtd. Notes
3.500%	09/30/15	100	101,356
Barclays Bank PLC,
Sr. Unsec’d. Notes
5.000%	09/22/16	200	211,375
Sub. Notes
7.625%	11/21/22(a)	200	234,125
Sub. Notes, 144A
6.050%	12/04/17	740	814,539
BAT International Finance PLC,
Gtd. Notes, 144A
1.400%	06/05/15	50	50,058
3.250%	06/07/22	281	288,353
BP Capital Markets PLC,
Gtd. Notes
1.375%	11/06/17	106	105,950
2.750%	05/10/23	220	214,611
3.245%	05/06/22	1,150	1,184,208
3.814%	02/10/24	350	363,303
Gtd. Notes, MTN
2.241%	09/26/18	200	203,305
British Telecommunications PLC,
Sr. Unsec’d. Notes
1.625%	06/28/16	200	201,479
9.625%	12/15/30(a)	50	82,464
Cleopatra Finance Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	200	195,500
GlaxoSmithKline Capital PLC,
Gtd. Notes
2.850%	05/08/22	1,180	1,198,264
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18	330	329,861
3.500%	06/28/15	200	201,452
4.125%	08/12/20	1,120	1,221,032
4.750%	01/19/21	300	336,972

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
HSBC Holdings PLC,
Jr. Sub. Notes
6.375%(c)	03/29/49	500	$511,250
Sr. Unsec’d. Notes
4.000%	03/30/22(a)	250	268,921
4.875%	01/14/22	220	248,200
Ineos Finance PLC,
Sr. Sec’d. Notes, 144A
7.500%	05/01/20(a)	500	527,500
Lloyds Banking Group PLC,
Jr. Sub. Notes
7.500%(c)	04/30/49	330	350,625
Sub. Notes
4.500%	11/04/24(a)	400	415,475
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
2.350%	01/21/20	930	935,941
Rio Tinto Finance USA PLC,
Gtd. Notes
2.875%	08/21/22(a)	445	441,941
3.500%	03/22/22	200	206,630
Royal Bank of Scotland Group PLC,
Sub. Notes
6.125%	12/15/22(a)	420	472,960
Royal Bank of Scotland PLC (The),
Gtd. Notes
6.125%	01/11/21	97	115,751
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
3.750%	01/15/22	200	210,392
Sky PLC,
Gtd. Notes, 144A
3.750%	09/16/24(a)	550	568,615
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24(a)	300	325,438
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.375%	04/15/21(a)	200	209,750
Vodafone Group PLC,
Sr. Unsec’d. Notes
1.500%	02/19/18(a)	100	99,933
2.500%	09/26/22	150	145,069
4.375%	02/19/43(a)	235	231,145
6.150%	02/27/37	175	212,351

			14,985,853

United States — 9.2%
21st Century Fox America, Inc.,
Gtd. Notes
5.400%	10/01/43	115	140,024
6.150%	02/15/41	345	446,041
6.900%	03/01/19	100	118,335
9.500%	07/15/24	200	281,984
21st Century Oncology, Inc.,
Sec’d. Notes
8.875%	01/15/17	350	359,187

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17	1,254	$1,258,448
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19	150	159,000
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22	15	15,019
6.125%	03/15/21	23	23,863
Gtd. Notes, 144A
5.625%	02/15/23	25	25,437
ACCO Brands Corp.,
Gtd. Notes
6.750%	04/30/20	100	104,750
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19(a)	152	84,930
ACE INA Holdings, Inc.,
Gtd. Notes
2.700%	03/13/23	170	169,766
Actavis Funding SCS,
Gtd. Notes
3.000%	03/12/20	350	358,080
3.800%	03/15/25	360	371,531
3.850%	06/15/24(a)	165	170,435
4.850%	06/15/44(a)	260	276,160
Actavis, Inc.,
Gtd. Notes
1.875%	10/01/17	460	461,068
3.250%	10/01/22	187	186,824
ADT Corp. (The),
Sr. Unsec’d. Notes
4.125%	06/15/23(a)	350	327,250
6.250%	10/15/21(a)	360	383,400
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22	250	268,478
4.500%	12/01/23	135	144,762
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
6.750%	03/01/19	39	37,830
7.000%	07/01/24(a)	109	94,013
7.500%	08/15/22	10	9,575
7.750%	08/01/20	46	43,930
AECOM,
Gtd. Notes, 144A
5.750%	10/15/22	30	31,050
5.875%	10/15/24(a)	98	102,900
AES Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/24	100	99,750
5.500%	04/15/25	50	49,500
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	500	521,547
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21	180	190,804

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.400%	06/01/43	83	$90,005
5.250%	08/15/19	150	168,778
5.875%	03/15/41	100	130,902
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	150	211,464
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	01/15/19(a)	665	678,300
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.125%	03/15/21	6	6,270
7.625%	04/15/20	450	517,500
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes
0.404%(s)	02/15/19(a)	1,121	1,207,877
Alabama Power Co.,
Sr. Unsec’d. Notes
3.550%	12/01/23	92	98,442
3.750%	03/01/45	160	162,944
3.850%	12/01/42	70	72,443
6.000%	03/01/39	95	127,297
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/22	154	164,780
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)	55	58,867
5.870%	02/23/22	125	138,622
6.750%	01/15/28	135	155,204
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18	12	12,210
7.875%	11/01/20(a)	40	40,700
Alexandria Real Estate Equities, Inc.,
Gtd. Notes, REIT
2.750%	01/15/20	350	351,132
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
6.375%	08/15/23	367	393,149
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	38	37,905
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23	142	146,673
Ally Financial, Inc.,
Gtd. Notes
3.500%	01/27/19(a)	440	434,500
7.500%	09/15/20	68	79,645
8.000%	03/15/20	164	195,570
8.000%	11/01/31	110	137,500
Sr. Unsec’d. Notes
3.250%	02/13/18	42	41,580
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	1,220	1,212,831
4.250%	08/09/42	70	70,695

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22	340	$334,186
4.950%	12/05/44(a)	100	109,097
AMC Entertainment, Inc.,
Gtd. Notes
5.875%	02/15/22	111	115,163
9.750%	12/01/20	525	574,875
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	185	192,143
American Airlines 2013-2 Class A Pass-Through Trust,
Equipment Trust
4.950%	07/15/24	464	508,442
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17	250	277,423
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18	705	704,915
2.650%	12/02/22	603	599,915
American International Group, Inc.,
Sr. Unsec’d. Notes
3.375%	08/15/20	780	823,019
4.125%	02/15/24	165	178,617
4.500%	07/16/44(a)	380	407,898
6.400%	12/15/20	555	672,280
American Tower Corp.,
Sr. Unsec’d. Notes, REIT
3.450%	09/15/21	475	484,864
3.500%	01/31/23	240	237,897
4.500%	01/15/18	305	327,411
American Tower Trust I,
Pass-Through Certificates, REIT, 144A
1.551%	03/15/43	225	224,552
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24	250	269,467
4.300%	12/01/42	47	50,721
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22	75	80,437
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/23	280	302,801
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22(a)	250	264,725
3.625%	05/22/24(a)	260	273,428
5.650%	06/15/42	290	355,383
6.375%	06/01/37	200	258,608
6.400%	02/01/39	137	177,701
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22	250	257,500
6.625%	06/01/21	123	127,920
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.000%	03/15/22	30	30,187

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.375%	09/15/24	15	$15,000
Amsurg Corp.,
Gtd. Notes
5.625%	11/30/20	55	56,100
5.625%	07/15/22	50	51,125
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28	350	452,865
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24(a)	405	405,645
6.375%	09/15/17	685	762,152
8.700%	03/15/19	100	122,248
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	146	140,160
Antero Resources Finance Corp.,
Gtd. Notes
5.375%	11/01/21	115	111,550
6.000%	12/01/20	2	2,001
Anthem, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18	205	207,989
3.300%	01/15/23	140	142,216
4.625%	05/15/42	185	200,532
5.100%	01/15/44	310	355,564
Apache Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/21	100	105,027
4.750%	04/15/43	170	177,677
5.100%	09/01/40	145	155,262
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37	125	171,296
Apple, Inc.,
Sr. Unsec’d. Notes
0.503%(c)	05/03/18	214	214,587
2.400%	05/03/23	364	359,530
3.850%	05/04/43	740	751,687
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23(a)	97	100,516
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42	75	84,656
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18	26	26,675
6.000%	04/01/20	150	170,960
7.500%	01/15/27	100	123,001
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20	45	46,350
Ashland, Inc.,
Gtd. Notes
4.750%	08/15/22	450	456,750
Sr. Unsec’d. Notes
3.875%	04/15/18(a)	35	35,875

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Associates Corp. of North America,
Sr. Unsec’d. Notes
6.950%	11/01/18	97	$112,967
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	02/15/22	530	531,812
3.875%	08/15/21	300	317,817
4.300%	12/15/42	1,380	1,319,977
4.350%	06/15/45(a)	250	239,120
4.800%	06/15/44(a)	250	256,008
5.500%	02/01/18	110	121,093
6.300%	01/15/38	75	89,790
Atmos Energy Corp,
Sr. Unsec’d. Notes
8.500%	03/15/19	300	372,653
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21	349	369,067
6.125%	11/01/23(a)	20	21,150
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, REIT
3.625%	10/01/20	355	375,985
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21(a)	84	71,400
Sr. Sec’d. Notes, 144A
7.000%	04/01/19(a)	300	297,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23	175	180,031
Gtd. Notes, 144A
5.125%	06/01/22(a)	87	87,868
5.250%	03/15/25(a)	10	9,950
Axiall Corp.,
Gtd. Notes
4.875%	05/15/23	30	29,775
Ball Corp.,
Gtd. Notes
5.000%	03/15/22	50	52,250
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22	315	320,689
3.350%	07/01/23	230	241,763
3.500%	11/15/21	110	117,657
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49(a)	470	461,728
6.100%(c)	12/29/49	400	405,750
8.000%(c)	07/29/49(a)	350	374,063
Sr. Unsec’d. Notes
2.600%	01/15/19	810	824,412
3.750%	07/12/16	1,150	1,185,364
5.625%	10/14/16	300	319,403
5.625%	07/01/20	150	172,931
5.750%	12/01/17	200	220,070
6.000%	09/01/17	130	143,010
7.625%	06/01/19	675	814,716
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18	350	352,642

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.300%	01/11/23	304	$307,964
3.625%	03/17/16	400	409,747
5.000%	05/13/21	350	395,073
5.000%	01/21/44(a)	155	177,912
5.650%	05/01/18	250	277,317
Sub. Notes
5.420%	03/15/17	400	427,236
Sub. Notes, MTN
4.250%	10/22/26	715	738,125
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/29/49	219	207,503
Sr. Unsec’d. Notes
3.550%	09/23/21	150	160,099
5.450%	05/15/19	100	113,905
Sr. Unsec’d. Notes, MTN
2.100%	01/15/19	247	250,025
Basic Energy Services, Inc.,
Gtd. Notes
7.750%	10/15/22	40	29,600
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18	91	91,609
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	08/15/17	200	201,280
2.050%	06/19/18	83	84,144
3.200%	03/15/16	200	204,211
Beam Suntory, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/22	100	100,372
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	505	515,816
4.685%	12/15/44(a)	175	190,176
Belden, Inc.,
Gtd. Notes, 144A
5.250%	07/15/24	22	22,165
5.500%	09/01/22	275	281,875
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
1.100%	05/15/17	400	399,970
3.750%	11/15/23	390	415,721
4.500%	02/01/45	325	353,806
5.150%	11/15/43	55	65,524
6.125%	04/01/36	130	169,457
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.300%	05/15/43(a)	195	212,872
5.750%	01/15/40	180	235,719
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.400%	01/31/22	178	190,572
3.750%	08/15/21	350	383,051
4.500%	02/11/43(a)	345	389,249
Berry Plastics Corp.,
Sec’d. Notes
5.500%	05/15/22	55	56,513

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
BioMed Realty LP,
Gtd. Notes, REIT
2.625%	05/01/19	806	$812,676
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20	92	97,520
6.500%	10/01/20	100	105,000
Blackboard, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	11/15/19	250	240,000
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	70	71,925
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19(a)	88	90,640
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24	175	247,335
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23	220	221,672
3.800%	02/01/24	50	52,581
3.850%	02/01/23	305	322,242
4.125%	05/15/21	150	162,792
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes
2.850%	04/01/21	577	596,649
Brandywine Operating Partnership LP,
Gtd. Notes, REIT
5.700%	05/01/17	200	215,417
6.000%	04/01/16	104	108,788
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22(a)	240	172,800
Briggs & Stratton Corp.,
Gtd. Notes
6.875%	12/15/20	55	60,245
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18	115	114,958
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	74	75,110
6.750%	05/01/21	20	21,250
Bunge Ltd. Finance Corp.,
Gtd. Notes
4.100%	03/15/16	100	102,551
8.500%	06/15/19	100	123,224
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21	510	541,499
4.100%	06/01/21	360	395,554
4.150%	04/01/45	180	187,243
4.450%	03/15/43	315	337,474
5.750%	05/01/40	175	218,740
7.950%	08/15/30	100	147,656

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18	6	$6,660
8.000%	04/15/20(a)	245	277,463
California Resources Corp.,
Gtd. Notes, 144A
5.000%	01/15/20(a)	47	42,417
5.500%	09/15/21(a)	55	48,796
6.000%	11/15/24(a)	476	417,690
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24(a)	83	89,681
Sr. Unsec’d. Notes
5.500%	02/01/24(a)	75	75,656
Camden Property Trust,
Sr. Unsec’d. Notes, REIT
5.700%	05/15/17	423	459,973
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23(a)	1,055	1,068,501
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15	91	91,110
3.500%	06/15/23(a)	40	41,063
4.750%	07/15/21	200	224,247
Capital One NA,
Sr. Unsec’d. Notes
2.400%	09/05/19	625	627,260
Capsugel SA,
Sr. Unsec’d. Notes, PIK, 144A
7.000%	05/15/19	152	154,470
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
7.350%	03/06/19	250	299,819
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19	120	120,000
Catamaran Corp.,
Gtd. Notes
4.750%	03/15/21	25	27,781
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	11/06/17	130	130,302
2.850%	06/01/22	225	229,395
7.150%	02/15/19	200	239,931
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/24(a)	430	450,834
CBS Corp.,
Gtd. Notes
5.900%	10/15/40	100	118,929
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.250%	03/15/21(a)	42	42,997
5.250%	09/30/22	73	74,643
6.500%	04/30/21(a)	157	164,850
7.000%	01/15/19	25	26,000
7.375%	06/01/20	900	961,875
8.125%	04/30/20	26	27,170

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CCOH Safari LLC,
Gtd. Notes
5.750%	12/01/24	144	$148,320
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23(a)	17	17,255
5.500%	12/01/24	19	19,903
6.000%	08/15/22(a)	22	23,616
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.250%	03/15/21	48	49,560
Gtd. Notes, 144A
5.375%	06/01/24	35	35,787
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22(a)	65	66,456
3.950%	10/15/20	100	107,912
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	56	58,100
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21	100	111,629
5.850%	01/15/41	110	137,630
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	05/01/18	100	113,783
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18(a)	390	399,021
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.750%	12/01/23	425	468,031
Sr. Unsec’d. Notes, 144A
5.625%	04/01/25	55	55,206
Cenveo Corp.,
Sec’d. Notes, 144A
8.500%	09/15/22(a)	75	63,187
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	120	126,814
5.375%	03/15/44(a)	75	84,267
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.225%	09/01/22	100	103,271
4.450%	07/22/20	25	27,999
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22(a)	174	163,125
6.625%	08/15/20	350	361,375
6.875%	11/15/20	102	106,590
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	160	158,066
3.191%	06/24/23	95	98,952
Chiquita Brands International, Inc./Chiquita Brands LLC,
Sr. Sec’d. Notes
7.875%	02/01/21	157	171,915

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22	41	$44,485
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22(a)	109	116,494
7.125%	07/15/20	112	118,720
Sr. Sec’d. Notes
5.125%	08/15/18	48	49,500
Chubb Corp. (The),
Sr. Unsec’d. Notes
5.750%	05/15/18	50	56,553
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22	430	468,768
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24	58	57,565
5.875%	05/01/22	30	31,950
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20(a)	81	86,164
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	250	248,750
5.125%	12/15/22(a)	160	162,400
7.375%	06/15/21	100	107,250
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
3.625%	03/04/24(a)	630	680,578
4.450%	01/15/20	285	318,922
5.500%	01/15/40(a)	210	259,660
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	415	425,894
5.250%	03/15/18	175	181,125
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	295	306,800
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	02/15/20	75	77,250
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	83	80,510
Citigroup, Inc.,
Jr. Sub. Notes
5.875%(c)	12/29/49(a)	900	909,000
Sr. Unsec’d. Notes
1.850%	11/24/17(a)	1,000	1,007,027
3.375%	03/01/23	192	196,767
3.750%	06/16/24(a)	290	303,097
3.875%	10/25/23(a)	820	865,567
4.450%	01/10/17(a)	200	210,790
4.950%	11/07/43	260	300,455
8.125%	07/15/39(a)	75	117,981
8.500%	05/22/19(a)	340	423,429
Sub. Notes
0.534%(c)	06/09/16	620	616,248
4.300%	11/20/26	365	377,516

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.500%	09/13/25	115	$130,340
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19(a)	214	121,980
Sr. Sec’d. Notes, 144A
6.125%	03/15/20(a)	56	47,040
9.000%	03/15/19(a)	974	883,905
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22(a)	1,583	1,666,107
6.500%	11/15/22	112	116,200
7.625%	03/15/20	239	251,547
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	33	32,505
Gtd. Notes, 144A
5.375%	02/01/25	15	15,300
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
14.750%	12/01/16	20	23,900
Cleveland Electric Illuminating Co. (The),
Sr. Sec’d. Notes
7.880%	11/01/17	200	232,691
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22	235	243,592
CMS Energy Corp,
Sr. Unsec’d. Notes
8.750%	06/15/19	80	101,153
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21	100	115,401
6.500%	08/15/16	100	107,127
7.350%	11/15/19	150	180,434
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	111	79,643
CNL Lifestyle Properties, Inc.,
Gtd. Notes, REIT
7.250%	04/15/19	45	45,900
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.150%	04/01/18	107	106,988
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21	84	71,610
Colony Financial, Inc.,
Sr. Unsec’d. Notes, REIT
3.875%	01/15/21	546	587,633
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	200	290,984
Comcast Corp.,
Gtd. Notes
4.650%	07/15/42	55	61,308
4.750%	03/01/44(a)	470	540,812
5.850%	11/15/15	100	103,252
5.900%	03/15/16	100	104,903
6.450%	03/15/37	300	406,235

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	11	$10,986
5.500%	06/15/24	101	101,000
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19	40	16,800
Sr. Sec’d. Notes, 144A
10.000%	03/15/20(a)	49	47,407
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.300%	01/25/16	51	51,134
2.100%	03/15/18	27	27,112
4.650%	01/25/43	87	87,285
Concho Resources, Inc.,
Gtd. Notes
6.500%	01/15/22	105	109,987
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19	125	143,558
6.000%	01/15/20	925	1,090,278
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	560	765,221
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22	55	49,775
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.300%	12/01/24	300	315,218
4.625%	12/01/54	350	393,044
5.850%	04/01/18	240	271,410
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21	28	28,630
4.250%	05/01/23	56	57,610
4.750%	11/15/24(a)	25	26,437
6.000%	05/01/22	35	39,900
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20	150	174,845
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26(a)	30	31,735
Corrections Corp. of America,
Gtd. Notes, REIT
4.125%	04/01/20	400	402,500
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24	30	31,050
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes
5.950%	03/15/17	800	874,019
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19	145	182,772
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22	61	61,457

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Gtd. Notes, 144A
6.250%	04/01/23(a)	45	$45,450
Crown Castle International Corp.,
Sr. Unsec’d. Notes, REIT
4.875%	04/15/22(a)	23	23,891
5.250%	01/15/23	159	166,950
CSI Compressco LP/Compressco Finance, Inc.,
Gtd. Notes, 144A
7.250%	08/15/22	45	39,150
CSX Corp.,
Sr. Unsec’d. Notes
6.000%	10/01/36	80	102,877
7.900%	05/01/17	200	226,779
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	1,220	1,225,763
4.000%	12/05/23	414	448,774
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24(a)	46	46,920
5.750%	08/15/22	55	58,437
6.625%	11/01/20	27	28,283
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19	125	113,837
3.875%	03/15/23	182	163,833
DDR Corp.,
Sr. Unsec’d. Notes, REIT
3.500%	01/15/21	535	554,056
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23	62	62,310
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	180	180,690
8.100%	05/15/30	230	352,987
Delta Air Lines 2012-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
6.875%	05/07/19	56	62,411
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20	313	330,841
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	425	364,437
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	90	90,916
4.000%	07/15/21	100	106,665
4.750%	05/15/42(a)	271	289,833
6.300%	01/15/19	100	114,601
Devon Financing Corp. LLC,
Gtd. Notes
7.875%	09/30/31	100	136,304
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43	81	67,764

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes
7.625%	10/01/21(a)	67	$70,517
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22(a)	576	597,016
5.000%	03/01/21	35	38,957
5.150%	03/15/42(a)	212	221,555
6.350%	03/15/40	170	201,186
6.375%	03/01/41	170	200,183
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	1,320	1,321,502
3.200%	08/09/21(a)	375	378,828
Discovery Communications LLC,
Gtd. Notes
3.300%	05/15/22	250	251,427
4.375%	06/15/21	300	323,572
4.875%	04/01/43	130	135,839
DISH DBS Corp.,
Gtd. Notes
5.875%	07/15/22	15	15,244
5.875%	11/15/24(a)	135	135,169
6.750%	06/01/21(a)	1,549	1,649,685
7.875%	09/01/19	30	33,525
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18	150	152,250
Sec’d. Notes
8.750%	03/15/18	400	419,000
Dominion Gas Holdings LLC,
Sr. Unsec’d. Notes
3.600%	12/15/24(a)	350	367,258
Dominion Resources, Inc.,
Jr. Sub. Notes
5.750%(c)	10/01/54	465	496,759
Sr. Unsec’d. Notes
4.450%	03/15/21	611	676,214
4.700%	12/01/44(a)	185	206,039
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22	466	470,019
4.625%	10/01/44	310	324,053
8.850%	09/15/21	90	121,348
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	45	39,713
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
2.000%	01/15/20	75	74,471
DS Services of America, Inc.,
Sec’d. Notes, 144A
10.000%	09/01/21	41	48,175
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45	170	173,462
3.900%	06/01/21	250	274,393

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	46	$49,091
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20	429	477,755
First Ref. Mortgage
6.000%	01/15/38	48	65,265
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22	510	525,470
3.750%	04/15/24	235	251,547
5.050%	09/15/19	770	868,829
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23(a)	136	147,558
Duke Energy Progress, Inc.,
First Mortgage
4.100%	03/15/43	100	108,238
4.150%	12/01/44	165	180,231
5.700%	04/01/35	100	126,626
Duke Realty LP,
Gtd. Notes, REIT
3.875%	02/15/21	285	300,781
6.750%	03/15/20	313	372,003
DuPont Fabros Technology LP,
Gtd. Notes, REIT
5.875%	09/15/21	58	59,885
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21	30	31,425
Dynegy Finance I, Inc./Dynegy Finance II, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	11/01/19	50	51,750
7.375%	11/01/22	390	409,987
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23	73	70,993
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
4.625%	09/15/23	34	34,595
5.375%	11/15/22	40	42,200
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
2.800%	02/15/23	15	14,980
4.150%	02/15/43	67	68,809
5.250%	12/15/16	100	107,520
Eagle Spinco, Inc.,
Gtd. Notes
4.625%	02/15/21	65	64,269
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17	27	27,103
4.000%	11/02/32	24	25,231
Sr. Unsec’d. Notes
6.950%	03/20/19	65	77,142
eBay, Inc.,
Sr. Unsec’d. Notes
4.000%	07/15/42	200	173,379

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.350%	12/08/21	200	$220,382
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	254	302,031
EMC Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/23	328	340,951
Emdeon, Inc.,
Gtd. Notes
11.000%	12/31/19	6	6,547
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.000%	07/15/19	40	41,700
7.000%	12/15/20	15	15,637
7.250%	01/15/22	19	20,164
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24	204	215,220
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23	384	380,390
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21(a)	285	288,057
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22	27	28,147
Entergy Arkansas, Inc.,
First Mortgage
3.750%	02/15/21	465	499,587
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25	175	180,648
3.900%	02/15/24	910	952,069
4.850%	03/15/44(a)	70	75,458
8.375%(c)	08/01/66	290	305,587
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22	42	42,945
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	234	233,761
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22(a)	200	204,000
9.375%	05/01/20(a)	450	471,375
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19	325	339,625
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	01/01/22(a)	34	35,445
5.750%	01/01/25	24	25,020
Equity Commonwealth,
Sr. Unsec’d. Notes, REIT
6.650%	01/15/18	375	410,587

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Equity One, Inc.,
Gtd. Notes, REIT
6.250%	01/15/17	246	$264,482
ERAC USA Finance LLC,
Gtd. Notes, 144A
1.400%	04/15/16	19	19,061
5.625%	03/15/42	22	25,657
7.000%	10/15/37	150	202,270
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21	200	219,736
ERP Operating LP,
Sr. Unsec’d. Notes, REIT
4.625%	12/15/21	180	201,064
5.750%	06/15/17	288	315,513
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19	125	113,750
Eversource Energy,
Sr. Unsec’d. Notes
3.150%	01/15/25	553	558,487
Evolution Escrow Issuer LLC,
Gtd. Notes, 144A
7.500%	03/15/22(a)	59	59,737
EXCO Resources, Inc.,
Gtd. Notes
7.500%	09/15/18	14	8,295
8.500%	04/15/22	31	17,244
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	320	325,398
Express Scripts Holding Co.,
Gtd. Notes
3.900%	02/15/22	380	403,488
4.750%	11/15/21(a)	440	495,047
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	10/01/22	32	29,120
Family Tree Escrow LLC,
Sr. Sec’d. Notes, 144A
5.750%	03/01/23	37	38,943
FCA US LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19	250	262,187
8.250%	06/15/21	850	942,743
FedEx Corp.,
Gtd. Notes
4.100%	02/01/45	200	199,699
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	71	74,550
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	100	150,051
Fifth Third Bank,
Sr. Unsec’d. Notes
1.450%	02/28/18	200	199,414
First Data Corp.,
Gtd. Notes
11.250%	01/15/21	46	52,325

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
11.750%	08/15/21	105	$121,406
12.625%	01/15/21(a)	108	127,980
Sec’d. Notes, 144A
8.250%	01/15/21(a)	75	80,250
Sec’d. Notes, PIK, 144A
8.750%	01/15/22(a)	1,111	1,195,714
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	435	463,275
First Industrial LP,
Sr. Unsec’d. Notes
5.750%	01/15/16	106	109,439
5.950%	05/15/17	175	189,373
FirstEnergy Solutions Corp.,
Gtd. Notes
6.800%	08/15/39	275	293,467
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	80	90,058
Flextronics International Ltd.,
Gtd. Notes
5.000%	02/15/23(a)	29	30,377
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	130	135,499
5.625%	04/01/34	100	129,567
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	85	92,937
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.500%	01/17/17	200	200,423
1.506%(c)	05/09/16	200	201,412
1.700%	05/09/16	500	502,327
2.375%	03/12/19(a)	200	202,323
3.000%	06/12/17(a)	2,105	2,169,373
3.664%	09/08/24(a)	705	727,400
Forest Laboratories, Inc.,
Gtd. Notes, 144A
4.875%	02/15/21	250	275,614
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	275	254,762
4.550%	11/14/24(a)	770	739,856
5.400%	11/14/34	18	16,457
5.450%	03/15/43(a)	117	104,867
Sr. Unsec’d. Notes
3.550%	03/01/22	300	277,689
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	05/15/21	15	15,825
6.000%	01/15/22	38	41,373
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.750%	04/15/22(a)	54	59,940
9.250%	07/01/21(a)	108	125,280
Gannett Co., Inc.,
Gtd. Notes
6.375%	10/15/23	95	103,075
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.875%	09/15/21	80	$81,600
5.500%	09/15/24(a)	155	162,169
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	08/15/21(a)	20	18,000
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19	350	366,187
GenCorp, Inc.,
Sec’d. Notes
7.125%	03/15/21	33	35,310
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22(a)	200	186,000
General Electric Capital Corp.,
Jr. Sub. Notes
6.250%(c)	12/29/49	700	787,500
Sr. Sec’d. Notes
1.000%	12/11/15	58	58,232
Sr. Unsec’d. Notes
2.250%	11/09/15	200	202,078
Sr. Unsec’d. Notes, MTN
2.200%	01/09/20(a)	925	935,206
3.150%	09/07/22	350	361,970
4.375%	09/16/20(a)	1,110	1,232,218
4.650%	10/17/21	250	282,945
5.500%	01/08/20	145	167,896
5.625%	05/01/18	555	623,176
5.875%	01/14/38	490	633,532
6.000%	08/07/19	100	116,818
6.750%	03/15/32	1,025	1,417,728
6.875%	01/10/39	100	143,853
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	85	86,454
4.125%	10/09/42	220	232,199
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21	170	176,125
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18	150	153,684
4.000%	04/01/25	55	55,865
4.875%	10/02/23	400	433,086
5.200%	04/01/45	170	184,507
6.250%	10/02/43	60	73,504
General Motors Financial Co., Inc.,
Gtd. Notes
2.750%	05/15/16	250	252,790
3.250%	05/15/18	101	102,894
4.750%	08/15/17	75	78,990
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	54	50,760
5.750%	02/15/21	37	35,705
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.875%	10/15/20	200	202,500

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Geo Group, Inc. (The),
Gtd. Notes, REIT
6.625%	02/15/21	350	$371,000
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/24	470	501,868
4.400%	12/01/21	200	223,544
4.500%	02/01/45	200	220,883
4.800%	04/01/44	85	97,953
Global Partners LP/GLP Finance Corp.,
Gtd. Notes, 144A
6.250%	07/15/22	30	29,550
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%(c)	12/29/49(a)	710	730,413
Sr. Unsec’d. Notes
2.375%	01/22/18	1,025	1,045,942
2.550%	10/23/19	600	608,340
2.625%	01/31/19(a)	195	199,225
2.900%	07/19/18	520	537,426
3.500%	01/23/25(a)	460	468,075
3.625%	01/22/23(a)	525	543,046
4.000%	03/03/24	185	195,518
5.250%	07/27/21	350	398,025
5.750%	01/24/22	200	233,472
5.950%	01/18/18	350	389,716
6.150%	04/01/18	255	286,681
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44(a)	110	122,165
7.500%	02/15/19(a)	600	716,089
Sub. Notes
6.450%	05/01/36	455	568,964
6.750%	10/01/37(a)	200	262,611
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%	07/01/18	70	65,100
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
7.000%	05/15/22	225	246,375
8.750%	08/15/20	350	421,750
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21	18	18,720
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19	65	71,175
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20(a)	100	105,250
Great Lakes Dredge & Dock Corp.,
Gtd. Notes
7.375%	02/01/19	300	307,500
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19(a)	56	48,860
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22(a)	110	113,300

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21(a)	200	$139,000
9.250%	02/15/22	59	40,710
9.750%	07/15/20(a)	75	52,875
Halliburton Co.,
Sr. Unsec’d. Notes
3.500%	08/01/23	100	103,856
8.750%	02/15/21	100	129,392
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27	100	127,222
Halyard Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	10/15/22	20	20,950
Hardwoods Acquisition, Inc.,
Sec’d. Notes, 144A
7.500%	08/01/21	50	47,750
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
9.750%	08/01/18	85	89,887
Sr. Unsec’d. Notes, 144A
9.250%	03/01/21	40	38,800
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	60	64,872
7.750%	05/15/21	150	159,609
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25(a)	37	38,804
5.875%	05/01/23	55	59,400
7.500%	02/15/22	1,457	1,699,226
Sr. Sec’d. Notes
3.750%	03/15/19	58	58,780
4.250%	10/15/19	45	46,237
4.750%	05/01/23	45	46,687
5.000%	03/15/24	66	69,960
5.250%	04/15/25	53	57,240
5.875%	03/15/22	78	86,361
6.500%	02/15/20(a)	124	139,624
HCP, Inc.,
Sr. Unsec’d. Notes, REIT
2.625%	02/01/20	445	446,126
3.150%	08/01/22	75	74,372
3.750%	02/01/19	815	859,148
5.625%	05/01/17	568	616,371
6.000%	01/30/17	323	348,829
Sr. Unsec’d. Notes, REIT, MTN
6.300%	09/15/16	1,515	1,624,653
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20	86	92,020
Headwaters, Inc.,
Gtd. Notes
7.250%	01/15/19	65	68,087
Health Care REIT, Inc.,
Sr. Unsec’d. Notes, REIT
3.750%	03/15/23	130	133,154
4.500%	01/15/24	227	243,725
5.875%	05/15/15	251	252,517

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24	46	$47,840
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	107	94,695
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	300	308,250
7.375%	01/15/21(a)	91	95,550
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29	40	51,659
8.125%	02/15/19	205	246,132
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.750%	12/01/20	100	105,137
4.375%	09/15/21	91	98,103
4.650%	12/09/21	211	230,818
6.000%	09/15/41	95	105,728
Hexion US Finance Corp.,
Sr. Sec’d. Notes
6.625%	04/15/20	840	768,600
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
5.500%	05/15/22	28	28,700
7.250%	10/01/20	50	53,875
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	51	47,940
7.625%	04/15/21	125	130,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
5.625%	10/15/21	30	31,575
Historic TW, Inc.,
Gtd. Notes
6.625%	05/15/29	100	129,105
HJ Heinz Co.,
Sec’d. Notes
4.250%	10/15/20	72	73,872
Sec’d. Notes, 144A
4.875%	02/15/25	60	65,025
Hologic, Inc.,
Gtd. Notes
6.250%	08/01/20	270	280,125
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/24(a)	465	506,787
4.400%	04/01/21	150	169,536
Hospira, Inc.,
Sr. Unsec’d. Notes
5.200%	08/12/20	10	11,406
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.000%	06/30/15	150	151,604
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	500	500,013
2.375%	11/13/19	240	242,132

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Hughes Satellite Systems Corp.,
Sr. Sec’d. Notes
6.500%	06/15/19	150	$162,750
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20(a)	347	347,000
Gtd. Notes, 144A
5.125%	11/15/22(a)	33	33,083
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	134	139,360
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22(a)	125	128,750
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19(a)	68	67,320
IHS, Inc.,
Gtd. Notes, 144A
5.000%	11/01/22	35	35,154
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.090%(c)	12/21/65	215	202,637
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65	100	94,000
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42	260	267,981
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20	205	213,456
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.200%	03/15/23	50	51,346
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21(a)	100	99,031
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19	350	375,305
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	92	94,367
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23	50	51,750
Intel Corp.,
Sr. Unsec’d. Notes
4.000%	12/15/32	201	209,079
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18	208	214,471
4.000%	10/15/23	318	343,646
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.625%	05/15/20(a)	140	138,121
1.950%	07/22/16	200	203,634
3.375%	08/01/23(a)	780	813,106

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.625%	02/12/24(a)	350	$371,662
5.600%	11/30/39	150	184,734
6.220%	08/01/27	110	141,914
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18	662	671,930
6.250%	05/15/19	550	600,875
8.250%	12/15/20	200	243,500
8.625%	01/15/22	190	240,825
International Wire Group Holdings, Inc.,
Sec’d. Notes, 144A
8.500%	10/15/17(a)	53	54,855
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17	51	55,256
inVentiv Health, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	01/15/18	14	14,700
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24	103	109,860
Iron Mountain, Inc.,
Gtd. Notes, REIT
5.750%	08/15/24	72	72,900
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21	35	35,963
8.875%	06/15/20(a)	50	54,000
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24	435	450,846
Sr. Unsec’d. Notes, 144A
6.050%	01/31/18	170	190,104
Jarden Corp.,
Gtd. Notes
1.875%	09/15/18	264	452,265
7.500%	05/01/17	35	38,587
JC Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19(a)	21	20,580
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.500%	03/15/16	150	155,062
6.875%	04/15/21	100	113,072
8.500%	07/15/19	50	59,801
JM Huber Corp.,
Sr. Unsec’d. Notes, 144A
9.875%	11/01/19	24	25,950
JM Smucker Co. (The),
Gtd. Notes, 144A
3.500%	03/15/25	325	334,104
John Deere Capital Corp.,
Sr. Unsec’d. Notes
1.200%	10/10/17	59	59,067
1.700%	01/15/20	33	32,712
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21	100	105,921
5.000%	03/30/20	100	111,721

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Jurassic Holdings III, Inc.,
Sec’d. Notes, 144A
6.875%	02/15/21(a)	95	$82,650
Kaiser Aluminum Corp.,
Gtd. Notes
8.250%	06/01/20	50	54,500
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
3.150%	03/15/23	50	50,423
5.300%	10/01/41	175	206,265
Kansas Gas & Electric Co.,
First Mortgage, 144A
4.300%	07/15/44	250	279,148
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24	46	46,115
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31	60	81,744
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.300%	12/13/18	101	102,624
5.100%	03/24/21(a)	175	198,757
Kilroy Realty LP,
Gtd. Notes, REIT
5.000%	11/03/15	1,181	1,206,200
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.400%	06/01/23	100	98,688
Kimco Realty Corp.,
Sr. Unsec’d. Notes, REIT
3.125%	06/01/23	370	367,902
3.200%	05/01/21	360	369,133
5.700%	05/01/17	149	161,515
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23(a)	330	323,527
5.000%	08/15/42	230	223,365
5.000%	03/01/43	395	385,783
5.400%	09/01/44(a)	135	139,866
6.850%	02/15/20	140	163,405
Kinder Morgan Finance Co. LLC,
Gtd. Notes, 144A
6.000%	01/15/18	390	427,416
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
8.000%	01/15/20	100	107,313
8.750%	01/15/23(a)	100	109,500
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes
10.500%	11/01/18	350	378,875
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.000%	06/04/42	395	437,116
6.125%	08/23/18	100	113,543
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
7.000%	05/15/19	237	206,783

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Kroger Co. (The),
Gtd. Notes
6.900%	04/15/38	150	$204,788
7.500%	04/01/31	200	272,642
7.700%	06/01/29	150	209,356
Sr. Unsec’d. Notes
2.200%	01/15/17	175	177,979
3.850%	08/01/23	385	410,311
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22(a)	70	77,000
5.625%	10/15/23	75	83,250
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17	120	122,147
2.500%	11/01/18	105	107,219
Landry’s, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	05/01/20	43	46,117
Lennar Corp.,
Gtd. Notes
6.950%	06/01/18	115	126,500
Level 3 Financing, Inc.,
Gtd. Notes
6.125%	01/15/21	32	33,560
7.000%	06/01/20	213	227,377
8.125%	07/01/19	125	131,406
8.625%	07/15/20	397	430,249
Liberty Interactive LLC,
Sr. Unsec’d. Notes
8.250%	02/01/30(a)	75	82,125
Sr. Unsec’d. Notes, 144A
1.000%	09/30/43	518	507,640
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	75	83,093
7.800%	03/07/87	61	74,573
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26	200	255,198
8.500%	05/15/25	100	129,182
Liberty Property LP,
Sr. Unsec’d. Notes, REIT
3.375%	06/15/23	140	139,457
4.400%	02/15/24	190	203,075
LifePoint Hospitals, Inc.,
Gtd. Notes
5.500%	12/01/21(a)	50	52,375
LIN Television Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	11/15/22	45	45,900
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21	50	56,036
6.250%	02/15/20	100	117,820
8.750%	07/01/19	85	106,954
LinkedIn Corp.,
Sr. Unsec’d. Notes, 144A
0.500%	11/01/19	1,437	1,577,107

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.500%	09/15/21	56	$44,275
7.750%	02/01/21	550	437,250
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.375%	06/15/22	30	30,600
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	135	143,260
4.070%	12/15/42	108	112,805
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.120%	04/15/22	246	257,816
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	255	273,909
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19	475	523,813
M/I Homes, Inc.,
Gtd. Notes
8.625%	11/15/18	45	46,687
Mack-Cali Realty LP,
Sr. Unsec’d. Notes, REIT
5.800%	01/15/16	86	88,612
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	74	73,564
4.300%	02/15/43	275	279,061
7.450%	07/15/17	195	220,369
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	200	216,189
5.150%	10/15/43	72	79,187
6.400%	07/15/18	250	281,135
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18	14	13,790
4.750%	04/15/23	34	32,385
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.750%	08/01/22	88	90,860
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	320	329,987
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23(a)	55	54,450
4.875%	12/01/24(a)	108	110,419
5.500%	02/15/23	150	154,125
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21	106	101,760
Masco Corp.,
Sr. Unsec’d. Notes
4.450%	04/01/25	32	33,040
5.950%	03/15/22	25	28,063

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23	32	$32,800
8.250%	04/15/21	90	95,963
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.100%	08/02/18	174	177,429
2.500%	10/17/22	184	182,074
3.125%	04/14/16	180	184,598
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	75	70,125
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22	228	226,361
2.850%	03/15/23	160	160,007
4.883%	03/15/44	120	137,713
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20	330	355,547
Medtronic, Inc.,
Gtd. Notes, 144A
3.150%	03/15/22	885	918,952
4.625%	03/15/45	335	379,713
Memorial Resource Development Corp.,
Gtd. Notes, 144A
5.875%	07/01/22	48	45,120
Mercer International, Inc.,
Gtd. Notes
7.000%	12/01/19(a)	40	41,400
7.750%	12/01/22	36	38,160
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.400%	09/15/22	70	69,837
2.800%	05/18/23	125	127,930
3.700%	02/10/45	300	301,419
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22	68	72,930
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	140	165,900
Sr. Unsec’d. Notes
4.125%	08/13/42	335	347,689
4.750%	02/08/21	290	327,843
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.500%	09/29/15	300	302,943
3.000%	01/10/23	540	546,371
3.875%	04/11/22	560	601,446
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23(a)	85	87,337
6.750%	10/01/20	210	225,225
7.750%	03/15/22(a)	545	613,806
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.875%	02/15/22	29	30,610
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.250%	08/01/23(a)	45	$45,787
5.500%	02/01/25	52	52,390
Microsoft Corp.,
Sr. Unsec’d. Notes
0.875%	11/15/17	46	45,872
2.375%	02/12/22(a)	175	176,264
2.375%	05/01/23	123	122,871
3.500%	11/15/42	330	317,621
3.625%	12/15/23	158	172,215
3.750%	02/12/45(a)	300	301,143
Mid-America Apartments LP,
Sr. Unsec’d. Notes, REIT
5.500%	10/01/15	250	255,661
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	90	93,150
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42	130	134,490
MMC Energy, Inc.,
First Lien(i)
8.875%	10/15/20	60	—
Molson Coors Brewing Co.,
Gtd. Notes
5.000%	05/01/42	100	106,180
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21(a)	60	53,100
Mondelez International, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/24	255	276,163
Monsanto Co.,
Sr. Unsec’d. Notes
2.750%	07/15/21	339	346,945
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49	470	473,525
5.550%(c)	12/29/49	486	490,860
Sr. Unsec’d. Notes
1.750%	02/25/16	107	107,698
2.125%	04/25/18	365	369,009
3.750%	02/25/23	595	623,167
3.800%	04/29/16	1,205	1,239,839
3.875%	04/29/24	80	84,127
4.300%	01/27/45(a)	285	295,325
Sr. Unsec’d. Notes, MTN
3.700%	10/23/24(a)	65	67,768
5.500%	01/26/20	250	284,123
5.500%	07/28/21	450	522,030
5.550%	04/27/17	620	670,779
5.625%	09/23/19	200	227,654
5.750%	10/18/16	100	106,693
7.300%	05/13/19	600	717,790
Sub. Notes
5.000%	11/24/25	350	386,629
Sub. Notes, MTN
4.350%	09/08/26	115	120,550

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	88	$93,849
5.450%	11/15/33	281	324,906
MPG Holdco I, Inc.,
Gtd. Notes, 144A
7.375%	10/15/22(a)	35	37,406
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
6.625%	04/01/22	126	130,567
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24	30	31,013
MTR Gaming Group, Inc.,
Sec’d. Notes
11.500%	08/01/19	45	48,713
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21	33	33,413
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18(a)	290	296,130
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	335	322,400
5.000%	09/15/20	100	99,589
National City Corp.,
Sub. Notes
6.875%	05/15/19	125	147,490
National Financial Partners Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21	69	70,553
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17(a)	37	36,676
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	06/01/22	24	23,040
7.875%	10/01/20	67	68,675
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
8.250%	12/01/31	150	216,734
9.375%	08/15/39	100	161,351
Navient Corp.,
Sr. Unsec’d. Notes, MTN
7.250%	01/25/22	18	18,990
Navient LLC,
Sr. Unsec’d. Notes, MTN
8.000%	03/25/20	102	113,230
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21	39	39,195
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
Gtd. Notes
8.125%	02/15/19(a)	15	12,975
Sr. Sec’d. Notes, 144A
7.375%	01/15/22	57	53,153

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.662%	04/15/18	890	$895,781
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21	215	239,538
4.450%	01/15/43	320	347,484
6.400%	04/30/40	103	140,719
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23	21	22,207
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
5.250%	11/15/19	56	57,400
NCR Corp.,
Gtd. Notes
5.000%	07/15/22	15	15,150
6.375%	12/15/23	20	21,300
Neiman Marcus Group Ltd.,
Gtd. Notes, 144A
8.000%	10/15/21(a)	110	116,600
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24	65	66,219
Sr. Unsec’d. Notes, 144A
5.500%	02/15/22	25	25,563
5.875%	02/15/25(a)	25	25,656
Nevada Power Co.,
General Ref. Mortgage
6.650%	04/01/36	100	141,269
7.125%	03/15/19	275	329,184
New Albertsons, Inc.,
Sr. Unsec’d. Notes
8.000%	05/01/31	50	47,500
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28	30	24,825
New York Life Global Funding,
Sec’d. Notes, 144A
0.800%	02/12/16	225	225,461
1.650%	05/15/17	200	202,799
2.100%	01/02/19	345	350,154
Sr. Sec’d. Notes, 144A
2.450%	07/14/16	150	153,270
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26	30	30,304
5.625%	07/01/24(a)	50	52,000
5.750%	01/30/22(a)	120	125,100
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20(a)	400	422,000
Gtd. Notes, 144A
6.125%	02/15/22	45	46,125
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.200%	06/01/15	59	59,003
1.339%	09/01/15	48	48,134
3.625%	06/15/23	150	156,990

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
6.875%	10/15/21(a)	36	$37,620
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
3.508%	10/01/24	220	231,131
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.500%	10/01/21	95	98,087
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	30	30,187
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	204	62,220
NII International Telecom SCA,
Gtd. Notes, 144A
7.875%	08/15/19	77	71,417
11.375%	08/15/19(a)	53	50,350
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	470	528,382
5.650%	02/01/45	139	177,286
6.250%	12/15/40	75	99,759
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43	440	459,829
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42	130	99,792
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21	100	108,590
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.800%	08/15/43	190	218,947
6.000%	03/15/2105	100	128,609
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31	175	247,834
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21	441	511,253
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20	65	69,631
NRG Energy, Inc.,
Gtd. Notes
7.875%	05/15/21	225	241,875
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23	90	94,436
5.200%	08/01/43	222	249,808
5.850%	06/01/18	50	55,881
NWH Escrow Corp.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21	50	47,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22(a)	50	$48,750
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/01/21	200	219,324
Oglethorpe Power Corp.,
First Mortgage
4.550%	06/01/44	45	48,922
5.375%	11/01/40	190	230,602
Ohio Power Co.,
Sr. Unsec’d. Notes
5.375%	10/01/21	140	165,202
6.600%	03/01/33	75	100,005
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	03/15/44	200	231,089
Olin Corp.,
Sr. Unsec’d. Notes
5.500%	08/15/22	35	36,750
Omnicare, Inc.,
Gtd. Notes
4.750%	12/01/22	15	15,487
5.000%	12/01/24	9	9,405
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16	525	531,997
4.900%	03/15/25	375	379,434
Oracle Corp.,
Sr. Unsec’d. Notes
2.375%	01/15/19	152	156,174
2.500%	10/15/22(a)	1,393	1,393,070
3.625%	07/15/23	390	419,302
4.500%	07/08/44	230	256,349
6.500%	04/15/38	100	137,233
Orbital ATK, Inc.,
Gtd. Notes, 144A
5.250%	10/01/21	41	41,615
Oshkosh Corp.,
Gtd. Notes, 144A
5.375%	03/01/25	29	29,870
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22	23	24,093
5.625%	02/15/24	100	104,750
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	02/08/16	83	83,316
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.400%	08/15/24	355	370,063
4.750%	02/15/44	250	288,109
6.050%	03/01/34	260	339,683
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	50	79,740
PacifiCorp,
First Mortgage
2.950%	02/01/22	1,135	1,174,748

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Par Pharmaceutical Cos., Inc.,
Gtd. Notes
7.375%	10/15/20	40	$42,200
Parker Drilling Co.,
Gtd. Notes
6.750%	07/15/22	37	29,323
7.500%	08/01/20	28	22,610
Party City Holdings, Inc.,
Gtd. Notes
8.875%	08/01/20	500	538,750
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21(a)	71	43,665
Sec’d. Notes, 144A
10.000%	03/15/22(a)	83	73,870
Peco Energy Co.,
First Mortgage
2.375%	09/15/22	150	149,043
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20(a)	35	32,900
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	07/17/18	40	40,914
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.250%	10/22/44	315	335,860
Perrigo Finance PLC,
Gtd. Notes
3.900%	12/15/24	480	497,302
Petco Animal Supplies, Inc.,
Gtd. Notes, 144A
9.250%	12/01/18	200	210,000
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.300%	06/15/43	210	226,790
PHI, Inc.,
Gtd. Notes
5.250%	03/15/19	38	34,390
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.125%	03/04/43	335	343,227
4.375%	11/15/41	360	380,854
Phillips 66,
Gtd. Notes
4.875%	11/15/44(a)	385	412,306
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25(a)	35	35,787
Pinnacle Entertainment, Inc.,
Gtd. Notes
6.375%	08/01/21	40	42,400
Pioneer Energy Services Corp.,
Gtd. Notes
6.125%	03/15/22	32	24,320
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.000%	11/15/18	55	58,163

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/20	615	$700,121
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22(a)	65	67,925
PNC Bank NA,
Sub. Notes
2.700%	11/01/22	820	816,139
2.950%	01/30/23	250	250,871
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49(a)	265	258,375
PNC Funding Corp.,
Gtd. Notes
4.375%	08/11/20	150	166,971
5.125%	02/08/20	150	171,406
Polymer Group, Inc.,
Sr. Sec’d. Notes
7.750%	02/01/19	180	186,750
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23(a)	70	72,625
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	300	310,500
Gtd. Notes, 144A
6.750%	12/01/21(a)	83	83,830
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38	75	122,202
PPG Industries, Inc.,
Sr. Unsec’d. Notes
6.650%	03/15/18	64	72,909
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22	320	333,548
4.200%	06/15/22	220	239,642
4.700%	06/01/43	105	116,239
6.700%(c)	03/30/67	585	565,695
PPL Electric Utilities Corp.,
First Mortgage
2.500%	09/01/22	152	151,449
Praxair, Inc.,
Sr. Unsec’d. Notes
1.250%	11/07/18	200	198,422
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21(a)	50	50,625
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.500%	12/15/19	35	33,863
Principal Financial Group, Inc.,
Gtd. Notes
1.850%	11/15/17	26	26,226
8.875%	05/15/19	200	251,689
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
1.000%	12/11/15	94	94,319

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
2.250%	10/15/18	212	$216,516
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34	100	135,406
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	320	329,849
ProLogis LP,
Gtd. Notes
4.250%	08/15/23	310	333,332
6.875%	03/15/20	73	86,090
PSEG Power LLC,
Gtd. Notes
4.300%	11/15/23	74	79,623
5.125%	04/15/20	100	112,093
5.500%	12/01/15	200	206,028
Public Service Co. of Colorado,
First Mortgage
2.250%	09/15/22	31	30,718
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23	50	53,241
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19	50	56,454
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42	56	57,090
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	685	696,131
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23(a)	98	96,040
5.375%	10/01/22	150	147,375
Quad/Graphics, Inc.,
Gtd. Notes, 144A
7.000%	05/01/22	50	48,125
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20	180	197,294
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28	5	5,075
7.750%	02/15/31	160	168,000
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25	25	29,065
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18	70	66,500
8.250%	01/15/21	200	186,500
Range Resources Corp.,
Gtd. Notes
6.750%	08/01/20	48	49,800
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20	93	98,580

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	12/01/21(a)	300	$304,500
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes, REIT
6.000%	03/31/16	382	399,752
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22	145	148,263
5.750%	02/01/25	20	20,000
Regency Centers LP,
Gtd. Notes
5.875%	06/15/17	432	472,260
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23	25	25,125
5.000%	10/01/22	81	84,240
5.500%	04/15/23	100	103,250
Republic Services, Inc.,
Gtd. Notes
5.500%	09/15/19	330	374,129
Resolute Forest Products, Inc.,
Gtd. Notes
5.875%	05/15/23	15	14,415
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21(a)	25	25,813
Rice Energy, Inc.,
Gtd. Notes, 144A
7.250%	05/01/23	36	36,000
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	87	89,175
RJS Power Holdings LLC,
Gtd. Notes, 144A
5.125%	07/15/19	50	49,250
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22	31	30,535
Rosetta Resources, Inc.,
Gtd. Notes
5.875%	06/01/22(a)	165	155,513
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27	9	10,620
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
3.500%	06/01/17	622	649,585
Sabine Oil & Gas Corp.,
Gtd. Notes
9.750%	02/15/17	34	6,205
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23(a)	482	480,795
5.750%	05/15/24(a)	100	100,500
Sr. Sec’d. Notes, 144A
5.625%	03/01/25	47	46,471

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21	205	$127,100
Sanmina Corp.,
Sr. Sec’d. Notes, 144A
4.375%	06/01/19	2	1,990
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	07/15/22	88	86,201
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23	98	104,365
Gtd. Notes, 144A
2.400%	08/01/22	50	49,388
Schlumberger Oilfield UK PLC,
Gtd. Notes, 144A
4.200%	01/15/21	205	225,419
Scientific Games International, Inc.,
Gtd. Notes, 144A
10.000%	12/01/22	70	65,450
Sr. Sec’d. Notes, 144A
7.000%	01/01/22(a)	40	40,900
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	40	41,400
5.250%	04/01/23	87	90,697
6.500%	12/01/20(a)	55	61,187
Select Income REIT,
Sr. Unsec’d. Notes, REIT
2.850%	02/01/18	1,170	1,180,021
SemGroup Corp.,
Gtd. Notes
7.500%	06/15/21	36	37,710
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17	735	749,698
2.875%	10/01/22	983	982,720
4.050%	12/01/23	225	243,888
Senior Housing Properties Trust,
Sr. Unsec’d. Notes, REIT
4.300%	01/15/16	2,035	2,065,629
6.750%	04/15/20	318	362,563
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20(a)	620	652,550
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	01/15/22	300	313,500
8.000%	11/15/21	85	100,300
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22	44	20,020
Seventy Seven Operating LLC,
Gtd. Notes
6.625%	11/15/19(a)	45	33,637
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21	75	84,187

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/22(a)	55	$54,656
Simon Property Group LP,
Sr. Unsec’d. Notes, REIT
4.375%	03/01/21	175	193,706
6.125%	05/30/18	150	170,896
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21(a)	318	326,347
6.125%	10/01/22(a)	85	89,055
6.375%	11/01/21	40	42,300
Gtd. Notes, 144A
5.625%	08/01/24	50	50,875
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23	31	29,837
5.375%	04/15/25(a)	33	33,165
5.750%	08/01/21	56	58,380
5.875%	10/01/20	20	20,850
6.000%	07/15/24	466	489,300
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18	61	55,510
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21	130	133,575
SL Green Realty Corp.,
Gtd. Notes, REIT
5.000%	08/15/18	8	8,632
7.750%	03/15/20	677	821,790
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	11/15/21	227	230,405
6.500%	01/01/23	50	51,000
6.625%	02/15/19	7	7,087
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22	100	107,000
Sr. Unsec’d. Notes, 144A
5.250%	08/01/18	73	74,643
Southern California Edison Co.,
First Mortgage
3.600%	02/01/45	300	301,169
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	365	427,922
5.250%	07/15/43	105	122,400
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
3.900%	04/01/45	460	454,908
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20	495	545,245
8.000%	10/01/19	260	314,995
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18	96	98,960
5.950%	09/25/43	38	46,005

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22	75	$80,250
6.750%	03/15/20	410	432,550
Gtd. Notes, 144A
6.125%	12/15/24	29	30,957
Spirit AeroSystems, Inc.,
Gtd. Notes
5.250%	03/15/22	28	29,120
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	40	36,700
8.750%	03/15/32(a)	859	886,917
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	100	110,250
Sr. Unsec’d. Notes
6.000%	11/15/22(a)	152	144,400
7.000%	08/15/20	235	238,672
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)	110	107,250
7.250%	09/15/21	37	37,185
7.625%	02/15/25	92	91,540
7.875%	09/15/23	1,379	1,406,580
Standard Pacific Corp.,
Gtd. Notes
5.875%	11/15/24(a)	15	15,413
8.375%	01/15/21(a)	50	57,875
State Street Corp.,
Sr. Sub. Notes
3.100%	05/15/23	96	97,105
Sr. Unsec’d. Notes
3.700%	11/20/23	446	479,409
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21(a)	75	79,875
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23	35	35,437
6.375%	08/15/22	65	69,387
Stone Energy Corp.,
Gtd. Notes
7.500%	11/15/22	48	43,440
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22	20	18,950
7.500%	07/01/21	26	27,040
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.375%	02/01/20	28	28,700
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19(a)	450	463,500
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44	330	340,444
5.350%	05/15/45	200	210,320

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23	75	$77,250
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	65	66,010
3.500%	01/20/17	270	281,077
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%	11/15/22(a)	80	85,200
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42	305	326,272
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20	165	165,717
3.750%	08/15/21	830	860,713
Talos Production LLC/Talos Production Finance, Inc.,
Gtd. Notes, 144A
9.750%	02/15/18	52	36,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.250%	05/01/23	125	125,625
Gtd. Notes, 144A
5.000%	01/15/18	61	62,830
Target Corp.,
Sr. Unsec’d. Notes
2.300%	06/26/19	100	102,467
3.500%	07/01/24(a)	770	817,495
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
7.750%	04/15/20	20	21,200
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	200	275,063
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	100	113,167
Teleflex, Inc.,
Gtd. Notes, 144A
5.250%	06/15/24	35	35,700
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21(a)	60	58,650
4.500%	04/01/21	253	247,940
4.750%	06/01/20(a)	415	420,578
6.000%	10/01/20	63	66,780
6.250%	11/01/18	30	32,513
Sr. Unsec’d. Notes
6.750%	02/01/20	90	94,950
8.000%	08/01/20	420	441,000
8.125%	04/01/22(a)	273	300,983
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19(a)	58	57,565
5.500%	03/01/19(a)	40	40,300
Tenneco, Inc.,
Gtd. Notes
5.375%	12/15/24	28	29,120

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Terex Corp.,
Gtd. Notes
6.000%	05/15/21(a)	325	$333,125
Tesoro Corp.,
Gtd. Notes
5.125%	04/01/24	30	30,600
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.875%	10/01/20	55	56,375
6.125%	10/15/21	400	412,000
Gtd. Notes, 144A
5.500%	10/15/19	47	48,410
6.250%	10/15/22	45	46,575
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	185	177,931
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21	295	306,212
Textron, Inc.,
Sr. Unsec’d. Notes
3.875%	03/01/25	235	242,767
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21	405	432,300
5.850%	04/15/40	100	121,202
Time Warner Cable, Inc.,
Gtd. Notes
4.125%	02/15/21(a)	760	817,370
5.500%	09/01/41(a)	310	356,110
7.300%	07/01/38	22	29,656
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	03/15/23	140	188,124
Time Warner, Inc.,
Gtd. Notes
4.650%	06/01/44(a)	245	263,927
4.750%	03/29/21	540	602,913
6.200%	03/15/40	435	556,087
T-Mobile USA, Inc.,
Gtd. Notes
5.250%	09/01/18	42	43,365
6.000%	03/01/23	39	39,963
6.125%	01/15/22	46	47,437
6.250%	04/01/21(a)	58	60,320
6.375%	03/01/25	39	40,244
6.464%	04/28/19	28	28,875
6.500%	01/15/24	23	24,035
6.625%	11/15/20	31	32,395
6.625%	04/01/23(a)	46	48,127
6.633%	04/28/21	69	72,277
6.731%	04/28/22	738	776,745
6.836%	04/28/23	46	48,415
Tops Holding Corp./Tops Markets LLC,
Sr. Sec’d. Notes
8.875%	12/15/17	70	73,675
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27	100	138,747

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	335	$349,916
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20	150	148,125
6.000%	07/15/22	58	58,000
6.500%	07/15/24	58	58,290
Transocean, Inc.,
Gtd. Notes
3.800%	10/15/22(a)	199	145,208
6.375%	12/15/21(a)	109	91,696
6.500%	11/15/20	71	59,551
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Sec’d. Notes
8.750%	02/01/19(a)	241	254,255
Tri-State Generation & Transmission Association, Inc.,
First Mortgage, 144A
4.700%	11/01/44	200	222,366
Tutor Perini Corp.,
Gtd. Notes
7.625%	11/01/18	145	150,437
Tyco International Finance SA,
Gtd. Notes
8.500%	01/15/19	120	145,910
UCI International, Inc.,
Gtd. Notes
8.625%	02/15/19	200	181,000
UDR, Inc.,
Gtd. Notes, REIT
3.700%	10/01/20	360	380,264
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/18	80	72,200
6.125%	10/01/24	61	52,307
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19	75	75,375
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	158	148,520
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	98	104,284
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22	43	43,296
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23	300	317,625
7.375%	05/15/20	500	540,313
Sr. Sec’d. Notes
4.625%	07/15/23	86	86,968
United Surgical Partners International, Inc.,
Gtd. Notes
9.000%	04/01/20	340	365,075
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	170	188,554

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23	29	$29,280
2.875%	12/15/21	55	56,462
3.950%	10/15/42	340	348,082
4.700%	02/15/21	95	108,181
5.800%	03/15/36	100	128,900
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	08/01/19	14	14,280
4.750%	08/01/22	19	19,974
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21(a)	75	80,156
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	100	101,500
6.750%	09/15/22	218	233,805
7.875%	11/01/20	42	44,835
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	243	251,822
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23(a)	163	170,147
US Concrete, Inc.,
Sr. Sec’d. Notes
8.500%	12/01/18	70	74,025
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25(a)	28	28,560
USI, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21	76	77,900
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20	110	114,263
6.750%	08/15/21	44	45,980
7.000%	10/01/20(a)	22	22,963
7.250%	07/15/22	640	676,800
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.500%	03/01/23	37	37,278
5.625%	12/01/21(a)	45	45,675
6.750%	08/15/18	87	91,676
7.500%	07/15/21	685	740,869
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	03/15/25	175	178,970
4.900%	03/15/45(a)	100	103,384
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes, REIT
4.250%	03/01/22	615	659,345
4.750%	06/01/21	270	298,073
VeriSign, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	04/01/25	13	13,260
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22	150	145,398

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
2.500%	09/15/16	1,038	$1,060,091
2.625%	02/21/20	33	33,573
3.500%	11/01/24(a)	155	158,622
3.850%	11/01/42	1,270	1,153,688
4.500%	09/15/20	719	793,972
4.862%	08/21/46	1,515	1,586,107
5.850%	09/15/35	100	118,388
6.400%	09/15/33	9	11,233
6.550%	09/15/43	440	572,950
Sr. Unsec’d. Notes, 144A
4.522%	09/15/48	71	70,678
4.672%	03/15/55	66	64,637
Verizon Pennsylvania LLC,
Gtd. Notes
8.350%	12/15/30	300	398,416
8.750%	08/15/31	300	442,410
Viacom, Inc.,
Sr. Unsec’d. Notes
3.250%	03/15/23	96	94,746
3.875%	12/15/21	200	209,274
4.375%	03/15/43	390	363,593
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19	31	32,628
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
8.500%	10/15/22	89	99,013
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23	150	151,828
2.950%	01/15/22	325	335,172
Voya Financial, Inc.,
Gtd. Notes
2.900%	02/15/18	725	748,060
5.500%	07/15/22(a)	135	156,006
VRX Escrow Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	03/15/20	120	121,050
5.875%	05/15/23	225	230,625
6.125%	04/15/25	135	139,725
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	04/01/25	50	50,750
7.500%	06/15/21	80	96,000
VWR Funding, Inc.,
Gtd. Notes
7.250%	09/15/17	23	24,006
W&T Offshore, Inc.,
Gtd. Notes
8.500%	06/15/19	60	36,300
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17	69	69,711
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
3.800%	11/18/24	260	268,828
4.800%	11/18/44	140	151,108

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43	335	$355,348
4.300%	04/22/44	215	239,922
5.000%	10/25/40	490	586,642
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.550%	02/15/22	100	101,542
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22	54	54,388
WCI Communities, Inc.,
Gtd. Notes
6.875%	08/15/21	50	51,250
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22	100	91,399
6.750%	09/15/40	60	56,282
9.875%	03/01/39	110	128,663
Weingarten Realty Investors,
Sr. Unsec’d. Notes, REIT
4.450%	01/15/24	275	292,991
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49(a)	236	249,617
7.980%(c)	03/29/49	340	372,300
Sr. Unsec’d. Notes
2.150%	01/15/19	89	90,386
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22(a)	990	1,051,027
4.600%	04/01/21(a)	600	673,487
Sub. Notes
3.450%	02/13/23	420	429,746
4.125%	08/15/23	160	170,783
5.375%	11/02/43	670	789,245
Sub. Notes, MTN
4.650%	11/04/44	100	107,253
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22	50	48,875
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	230	233,797
5.375%	06/01/21	121	133,709
Western Refining Logistics LP/WNRL Finance Corp.,
Gtd. Notes, 144A
7.500%	02/15/23	46	46,920
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21	27	26,865
Whiting Canadian Holding Co. ULC,
Gtd. Notes
8.125%	12/01/19	350	366,625
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	80	78,600
5.750%	03/15/21	200	198,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	205	$189,502
5.750%	06/24/44	50	46,731
Williams Partners LP,
Sr. Unsec’d. Notes
3.600%	03/15/22	370	368,844
3.900%	01/15/25(a)	120	117,328
4.300%	03/04/24(a)	400	399,130
4.900%	01/15/45(a)	170	159,416
5.100%	09/15/45	155	149,460
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	295	297,213
6.125%	07/15/22	150	158,925
Windstream Corp.,
Gtd. Notes
7.500%	06/01/22(a)	40	38,600
7.750%	10/15/20(a)	85	87,019
7.750%	10/01/21(a)	776	774,060
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42	44	44,705
4.250%	12/15/19	160	175,388
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18	35	37,363
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22(a)	109	103,278
Sr. Sec’d. Notes, 144A
6.000%	01/15/21	368	375,360
Woodside Homes Co. LLC/Woodside Homes Finance, Inc.,
Gtd. Notes, 144A
6.750%	12/15/21	25	23,938
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	173	152,154
6.000%	01/15/22(a)	165	153,450
WR Grace & Co-Conn,
Gtd. Notes, 144A
5.125%	10/01/21(a)	37	38,387
5.625%	10/01/24	15	16,013
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25(a)	85	86,063
Sr. Unsec’d. Notes
5.375%	03/15/22(a)	50	51,750
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.750%	05/09/16	54	54,012
4.700%	05/15/20	625	699,716
6.500%	07/01/36	140	195,809
Xerox Corp.,
Sr. Unsec’d. Notes
5.625%	12/15/19	150	169,811
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.625%	06/15/17	684	1,012,320

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20	44	$49,830
Gtd. Notes, 144A
6.000%	04/01/23(a)	70	70,350
Zebra Technologies Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	10/15/22(a)	363	391,133
Zimmer Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	04/01/25	275	280,704
4.450%	08/15/45	150	155,352
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18	41	41,023

			296,837,215

Uruguay
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
Gtd. Notes, 144A
7.250%	05/01/22	78	75,660

Venezuela — 0.1%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27	2,522	775,358
Gtd. Notes, RegS
5.250%	04/12/17	171	70,283
6.000%	11/15/26	1,353	421,356
8.500%	11/02/17	109	72,138

			1,339,135

TOTAL CORPORATE BONDS
(cost $370,268,376)			376,021,648

FOREIGN GOVERNMENT BONDS — 1.6%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes(i)
8.280%	12/31/33	95	94,891
Belize Government International Bond (Belize),
Sr. Unsec’d. Notes, 144A
5.000%(c)	02/20/38	23	16,526
Sr. Unsec’d. Notes, RegS
5.000%(c)	02/20/38	168	122,704
Bolivian Government International Bond (Bolivia),
Sr. Unsec’d. Notes, RegS
5.950%	08/22/23(a)	200	206,750
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23(a)	1,000	897,500
4.250%	01/07/25	1,100	1,078,000
5.625%	01/07/41(a)	235	239,113
7.125%	01/20/37	305	362,187
8.000%	01/15/18	130	140,400
8.250%	01/20/34	482	624,190
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.625%	10/30/42	150	147,375

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
City of Buenos Aires Argentina (Argentina),
Sr. Unsec’d. Notes, 144A
8.950%	02/19/21	200	$210,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	400	412,400
5.000%	06/15/45	200	205,500
6.125%	01/18/41(a)	362	428,970
7.375%	03/18/19	450	531,675
7.375%	09/18/37	183	244,305
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, RegS
4.250%	01/26/23	200	190,000
5.625%	04/30/43	200	173,750
7.000%	04/04/44	550	559,625
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, RegS
6.625%	07/14/20	150	166,313
6.750%	11/05/19	350	388,063
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, RegS
5.875%	04/18/24	270	282,825
6.600%	01/28/24	100	108,750
7.450%	04/30/44	230	259,325
7.500%	05/06/21	100	111,800
9.040%	01/23/18	170	183,232
Sr. Unsec’d. Notes, 144A
6.850%	01/27/45(a)	200	210,000
Ecuador Government International Bond (Ecuador),
Notes, RegS
9.375%	12/15/15	500	506,250
Unsec’d. Notes, RegS
7.950%	06/20/24	400	353,000
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, RegS
5.875%	01/30/25	138	135,067
7.650%	06/15/35	65	68,087
7.750%	01/24/23	300	332,625
8.250%	04/10/32	179	202,717
Unsec’d. Notes, RegS
6.375%	01/18/27	150	150,000
Guatemala Government International Bond (Guatemala),
Sr. Unsec’d. Notes, RegS
4.875%	02/13/28	200	206,500
5.750%	06/06/22	200	220,250
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, RegS
7.500%	03/15/24	200	212,500
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23	716	800,130
5.375%	03/25/24	286	320,677
5.750%	11/22/23	420	483,000
6.250%	01/29/20	310	352,789
6.375%	03/29/21	156	180,866
7.625%	03/29/41	140	202,440

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.400%	01/15/22	150	$203,628
9.400%	02/01/21	50	68,366
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
4.125%	01/15/25	600	615,750
Sr. Unsec’d. Notes, RegS
3.375%	04/15/23	200	196,000
5.250%	01/17/42	400	419,500
5.875%	03/13/20	300	339,375
5.875%	01/15/24	700	809,375
6.750%	01/15/44	200	255,750
8.500%	10/12/35	460	664,125
11.625%	03/04/19	100	133,250
Ivory Coast Government International Bond (Ivory Coast),
Bonds, 144A
6.375%	03/03/28	400	401,000
Sr. Unsec’d. Notes, RegS
5.750%	12/31/32	310	294,525
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.625%	07/09/25	300	332,625
8.000%	06/24/19	100	110,200
8.000%	03/15/39	100	106,875
9.250%	10/17/25	160	185,800
Unsec’d. Notes
10.625%	06/20/17	49	56,350
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, 144A
6.875%	06/24/24	200	208,850
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, MTN
4.500%	04/22/16	160	160,632
6.375%	03/09/20	300	309,000
6.600%	11/27/26	350	358,750
9.000%	03/20/17	210	225,897
Sr. Unsec’d. Notes, RegS
8.250%	04/12/21	910	1,020,793
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, RegS
6.125%	03/09/21	350	417,953
7.375%	02/11/20	100	122,608
Mexican Bonos (Mexico),
Bonds
10.000%	12/05/24	MXN 2,200	187,310
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22	200	207,700
4.000%	10/02/23	1,174	1,242,092
4.600%	01/23/46	510	521,475
5.550%	01/21/45	800	938,000
5.750%	10/12/2110	350	381,500
Sr. Unsec’d. Notes, MTN
3.500%	01/21/21(a)	250	260,250
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, RegS
4.250%	12/11/22	200	207,000
5.500%	12/11/42	450	500,755

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Namibia Government International Bonds (Namibia),
Sr. Unsec’d. Notes, RegS
5.500%	11/03/21	200	$217,000
Nigeria Government International Bond (Nigeria),
Bonds, RegS
6.750%	01/28/21	200	205,000
Sr. Unsec’d. Notes, RegS
6.375%	07/12/23	200	200,800
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, RegS
6.875%	06/01/17	300	306,810
8.250%	04/15/24	200	210,790
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25	200	205,000
4.300%	04/29/53	390	376,350
7.125%	01/29/26	200	260,250
8.875%	09/30/27	163	240,017
9.375%	04/01/29	120	183,600
Parpublica - Participacoes Publicas SGPS SA (Portugal),
Sr. Unsec’d. Notes
5.250%	09/28/17	EUR 650	775,860
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	143	174,817
8.750%	11/21/33	452	718,115
Sr. Unsec’d. Notes, RegS
6.950%	08/12/31	PEN 1,470	488,079
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
4.200%	01/21/24	320	358,400
6.375%	10/23/34	200	280,750
7.750%	01/14/31	900	1,351,656
8.375%	06/17/19	235	294,925
10.625%	03/16/25	120	195,300
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.000%	03/17/23	275	282,287
4.000%	01/22/24	370	406,260
5.125%	04/21/21	160	183,808
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.650%	09/27/19	321	322,274
2.300%	05/10/16	175	178,414
Province of Quebec Canada (Canada),
Debs.
7.500%	07/15/23	225	308,817
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, RegS
9.375%	09/14/18	250	248,750
9.625%	04/18/28	200	201,000
10.875%	01/26/21	160	167,600
11.750%	10/05/15	130	128,050
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Unsec’d. Notes, RegS
7.000%	08/16/19	250	249,583
Republic of Argentina (Argentina),
Bonds
7.000%	10/03/15	237	230,585
7.000%	04/17/17	240	227,933

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Belarus (Belarus),
Sr. Unsec’d. Notes
8.750%	08/03/15	100	$97,862
Republic of Honduras (Honduras),
Sr. Unsec’d. Notes, RegS
8.750%	12/16/20	270	299,363
Republic of Paraguay (Paraguay),
Notes, RegS
6.100%	08/11/44	200	219,500
Republic of Serbia (Serbia),
Sr. Unsec’d. Notes, RegS
7.250%	09/28/21	370	426,388
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.375%	08/22/23	110	117,700
Sr. Unsec’d. Notes, RegS
4.375%	08/22/23	120	128,400
4.875%	01/22/24	342	378,765
6.125%	01/22/44	50	63,585
6.750%	02/07/22	34	41,140
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
3.250%	04/04/17(a)	200	199,952
Sr. Unsec’d. Notes, RegS
3.250%	04/04/17	200	199,952
3.500%	01/16/19	1,000	960,000
4.875%	09/16/23	1,000	962,200
5.625%	04/04/42	600	570,072
7.500%	03/31/30	2,591	2,972,367
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, RegS
5.250%	02/18/24	200	229,550
South Africa Government International Bond (South Africa),
Bonds
10.500%	12/21/26	ZAR 3,080	306,146
Sr. Unsec’d. Notes
4.665%	01/17/24	100	105,750
5.500%	03/09/20	200	219,374
5.875%	09/16/25	300	343,560
6.875%	05/27/19	200	229,980
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, RegS
5.875%	07/25/22(a)	200	202,650
6.250%	10/04/20	200	206,500
Turkey Government International Bond (Turkey),
Bonds
8.500%	07/10/19	TRY 410	158,866
Sr. Unsec’d. Notes
4.875%	04/16/43	300	296,250
5.750%	03/22/24	200	222,420
6.000%	01/14/41	650	738,693
6.750%	04/03/18	100	110,738
7.000%	03/11/19	600	680,940
7.000%	06/05/20	179	206,745
7.375%	02/05/25	1,035	1,284,228
7.500%	07/14/17	240	267,024
8.000%	02/14/34	400	547,960
Unsec’d. Notes
6.625%	02/17/45	400	494,880

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, RegS
7.950%	02/23/21	200	$78,232
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50	530	551,416
7.625%	03/21/36	239	338,727
Sr. Unsec’d. Notes, PIK
7.875%	01/15/33	39	56,066
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25	159	53,663
9.375%	01/13/34	380	139,460
Sr. Unsec’d. Notes, RegS
6.000%	12/09/20	504	172,449
7.750%	10/13/19	530	190,800
9.000%	05/07/23	170	60,775
9.250%	05/07/28	535	191,263
11.950%	08/05/31	224	91,290
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	230	239,488
Sr. Unsec’d. Notes, RegS
6.750%	01/29/20	200	225,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $52,870,137)			52,843,635

MUNICIPAL BONDS
California
City of Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39	90	120,516

Illinois
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	350	356,101

New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	240	262,476

TOTAL MUNICIPAL BONDS (cost $692,213)			739,093

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.0%
Alternative Loan Trust,
Series 2003-J1, Class 3A1
5.000%	10/25/18	249	249,727
Series 2004-4CB, Class 1A5
5.500%	04/25/34	34	35,266
Series 2004-24CB, Class 2A1
5.000%	11/25/19	338	341,654
Series 2004-28CB, Class 3A1
6.000%	01/25/35	1,174	1,157,244
Series 2004-32CB, Class 2A5
5.500%	02/25/35	790	776,409
Series 2004-J5, Class 2A1
0.851%(c)	08/25/34	1,396	1,382,475
Series 2005-21CB, Class A17
6.000%	06/25/35	1,513	1,553,406

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-46CB, Class A1
5.750%	10/25/35	1,003	$985,994
Series 2005-64CB, Series 1A15
5.500%	12/25/35	1,500	1,424,393
Series 2005-J3, Class 3A1
6.500%	09/25/34	624	638,714
Banc of America Alternative Loan Trust,
Series 2006-5, Class 3A1
6.000%	06/25/46	510	504,428
Banc of America Funding Trust,
Series 2005-6, Class 1A2
5.500%	10/25/35	968	902,491
Banc of America Mortgage Trust,
Series 2005-F, Class 3A1
2.623%(c)	07/25/35	194	183,058
Bear Stearns ARM Trust,
Series 2004-2, Class 11A
2.624%(c)	05/25/34	659	644,603
Series 2005-6, Class 1A1
2.546%(c)	08/25/35	614	546,475
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2
0.574%(c)	10/25/34	219	191,503
Series 2005-AC6, Class 1A2, IO
4.829%(c)	09/25/35	3,641	387,489
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC1, Class A2
1.174%(c)	03/25/34	789	724,296
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A1
2.507%(c)	07/25/37	344	346,916
CHL Mortgage Pass-Through Trust,
Series 2004-J3, Class A7
5.500%	05/25/34	167	170,928
Series 2004-9, Class A7
5.250%	06/25/34	373	386,521
Series 2004-25, Class 2A1
0.514%(c)	02/25/35	699	628,378
Series 2005-HYB1, Class 4A1
2.431%(c)	03/25/35	520	478,754
Series 2006-10, Class 1A11
5.850%	05/25/36	239	220,322
Series 2006-15, Class A1
6.250%	10/25/36	283	254,288
Series 2006-18, Class 2A7
6.000%	12/25/36	529	486,338
Series 2007-16, Class A1
6.500%	10/25/37	1,168	1,095,587
Citicorp Mortgage Securities Trust,
Series 2007-6, Class 1A10
6.000%	07/25/37	111	111,169
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A5
5.250%	09/25/33	1,269	1,317,485
Series 2005-6, Class A2
2.280%(c)	09/25/35	693	693,900
Series 2005-11, Class A2A
2.510%(c)	10/25/35	1,636	1,621,172

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-4, Class 2A1A
6.000%	12/25/35	2,495	$2,303,591
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR6, Class 7A1
2.523%(c)	10/25/34	918	931,381
Series 2005-7, Class 5A1
4.750%	08/25/20	555	556,792
Series 2005-10, Class 1A1
5.000%	11/25/20	430	434,020
Series 2005-10, Class 12A1
5.250%	11/25/20	44	43,908
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	244	292,340
Series 2002-T19, Class A2
7.000%	07/25/42	410	471,667
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	4,087	381,130
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	1,507	1,652,279
Series 2003-W10, Class 3A5
4.299%	06/25/43	781	847,808
Series 2004-W11, Class 1A1
6.000%	05/25/44	714	845,032
Series 2004-W11, Class 1PO, PO
1.302%(s)	05/25/44	529	493,513
Series 2004-W12, Class 1A2
6.500%	07/25/44	509	593,061
Series 2004-W12, Class 1PO, PO
1.404%(s)	07/25/44	875	819,739
Series 2009-W1, Class A
6.000%	12/25/49	470	540,549
Fannie Mae REMICS,
Series 2006-8, Class FH
0.424%(c)	03/25/36	816	789,051
Series 2013-31, Class NC
3.000%	04/25/43	554	563,878
Series 2001-63, Class TC
6.000%	12/25/31	470	528,700
Series 2011-84, Class PZ
5.250%	09/25/41	362	444,490
Series 2003-34, Class SG, IO
6.826%(c)	02/25/33	793	64,704
Series 2003-49, Class YC
4.000%	06/25/23	272	291,085
Series 2003-78, Class B
5.000%	08/25/23	872	945,999
Series 2004-70, Class EB
5.000%	10/25/24	144	156,309
Series 2005-87, Class PE
5.000%	12/25/33	120	120,625
Series 2006-44, Class P, PO
1.000%(s)	12/25/33	99	88,171
Series 2006-77, Class PC
6.500%	08/25/36	207	236,924
Series 2006-114, Class HD

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.500%	10/25/35	294	$306,569
Series 2006-118, Class A2
0.236%(c)	12/25/36	122	121,907
Series 2007-30, Class KA
5.000%	07/25/36	1,062	1,096,980
Series 2007-109, Class YI, IO
6.276%(c)	12/25/37	1,061	162,776
Series 2008-85, Class EB
5.000%	09/25/28	115	127,147
Series 2010-27, Class PM
4.000%	01/25/39	77	77,943
Series 2010-111, Class AE
5.500%	04/25/38	320	343,809
Series 2011-37, Class VC
4.500%	01/25/28	1,655	1,702,404
Series 2011-52, Class GB
5.000%	06/25/41	1,010	1,121,628
Series 2012-13, Class JP
4.500%	02/25/42	337	357,504
Series 2013-4, Class AJ
3.500%	02/25/43	803	848,761
Series 2013-4, Class PC
2.000%	06/25/42	1,202	1,203,927
Series 2013-13, Class IK, IO
2.500%	03/25/28	3,064	281,972
Series 2013-83, Class CA
3.500%	10/25/37	939	1,002,048
Series 2013-96, Class YA
3.500%	09/25/38	1,273	1,338,125
Fannie Mae Trust,
Series 2003-W3, Class 2A5
5.356%	06/25/42	317	357,369
Series 2003-W6, Class 1A41
5.398%	10/25/42	664	727,822
Series 2003-W6, Class F
0.524%(c)	09/25/42	733	746,154
Series 2004-W1, Class 1A7
5.681%	11/25/43	1,103	1,253,052
Series 2004-W9, Class 1PO, PO
1.091%(s)	02/25/44	754	708,627
FDIC Trust,
Series 2013-N1, Class A, 144A
4.500%	10/25/18	76	76,392
FHLMC Multifamily Structured Pass-Through Trust,
Series K708, Class X1, IO
1.620%(s)	01/25/19	12,417	621,616
FHLMC Structured Pass-Through Securities,
Series T-48, Class 1A4
5.538%	07/25/33	805	906,823
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 4A1
2.482%(c)	02/25/35	532	528,859
Series 2006-2, Class 1A3
6.000%	08/25/36	566	546,078
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	471	539,824
Series 2768, Class PK

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.000%	03/15/34	195	$206,239
Series 2846, Class GB
5.000%	08/15/24	952	1,040,706
Series 2877, Class PB
5.500%	10/15/34	880	983,093
Series 2902, Class QG
5.500%	12/15/34	378	425,975
Series 2907, Class VC
4.500%	05/15/34	188	189,277
Series 3158, Class NE
5.500%	05/15/36	414	452,646
Series 3187, Class Z
5.000%	07/15/36	739	820,819
Series 3387, Class FC
0.775%(c)	11/15/37	1,417	1,420,325
Series 3443, Class PT
6.500%	03/15/37	985	1,130,749
Series 3552, Class CA
4.500%	03/15/27	15	15,233
Series 3704, Class DC
4.000%	11/15/36	247	264,288
Series 3770, Class KB
4.000%	12/15/25	1,845	2,053,684
Series 3777, Class EM
4.500%	01/15/29	2,000	2,136,042
Series 3816, Class HN
4.500%	01/15/41	485	528,413
Series 3819, Class JP
4.000%	08/15/39	266	273,289
Series 3825, Class CB
3.500%	03/15/26	1,807	1,921,067
Series 3827, Class BM
5.500%	08/15/39	1,439	1,574,075
Series 3829, Class BE
3.500%	03/15/26	1,000	1,065,351
Series 3920, Class LP
5.000%	01/15/34	647	711,415
Series 4054, Class HI, IO
3.000%	05/15/26	3,638	295,138
Series 4136, Class DF
0.475%(c)	11/15/42	1,667	1,659,084
Series 4168, Class JA
3.500%	02/15/43	769	805,517
Series 4219, Class JA
3.500%	08/15/39	1,075	1,136,238
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	1,258	1,341,072
Series 304, Class C32, IO
3.000%	12/15/27	2,325	228,586
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	654	695,707
Series 2004-19, Class KE
5.000%	03/16/34	855	975,841
Series 2005-3, Class QB
5.000%	01/16/35	250	285,113
Series 2008-38, Class BG

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.000%	05/16/38	360	$413,823
Series 2009-116, Class VE
4.500%	08/20/28	1,187	1,254,579
Series 2011-22, Class WA
5.955%(c)	02/20/37	540	605,201
Series 2012-80, Class IB, IO
0.300%(c)	10/20/39	22,340	140,255
Series 2012-H21, Class CF
0.871%(c)	05/20/61	2,116	2,131,669
Series 2012-H24, Class FG
0.601%(c)	04/20/60	752	753,524
Series 2012-H31, Class FD
0.511%(c)	12/20/62	967	962,535
Series 2013-H04, Class BA
1.650%	02/20/63	836	836,748
Series 2013-H05, Class FB
0.571%(c)	02/20/62	884	886,328
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6
2.612%(c)	12/25/34	579	567,020
Series 2004-14, Class 5A1
2.735%(c)	12/25/34	776	769,666
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
1.274%(c)	09/25/34	398	394,284
Impac CMB Trust,
Series 2004-5, Class 1M3
1.119%(c)	10/25/34	524	473,792
Series 2004-9, Class 1A1
0.934%(c)	01/25/35	978	888,055
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR12, Class A1
0.954%(c)	12/25/34	2,660	2,233,101
JPMorgan Mortgage Trust,
Series 2004-A6, Class 3A3
2.308%(c)	12/25/34	497	494,048
Series 2005-A3, Class 4A1
2.659%(c)	06/25/35	534	539,931
Series 2006-S2, Class 2A1
5.000%	06/25/21	163	160,544
Series 2007-A1, Class 3A2
2.579%(c)	07/25/35	1,361	1,352,109
Series 2007-S3, Class 2A3
6.000%	08/25/22	576	575,218
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.474%(c)	11/25/35	3,686	3,304,260
MASTR Alternative Loan Trust,
Series 2004-6, Class 8A1
5.500%	07/25/34	2,426	2,519,879
Series 2005-3, Class 4A1
5.500%	03/25/20	269	278,440
Series 2005-6, Class 1A2
5.500%	12/25/35	1,027	911,044
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	560	593,588

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1
0.954%(c)	03/25/28	558	$534,612
Series 2003-F, Class A1
0.814%(c)	10/25/28	450	444,177
Series 2004-B, Class A1
0.674%(c)	05/25/29	353	344,548
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
2.360%(c)	07/25/34	284	282,443
Series 2004-5AR, Class 4A
2.520%(c)	07/25/34	998	954,715
Series 2006-7, Class 1A
5.000%	06/25/21	464	427,910
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-1, Class 1APT
0.384%(c)	04/25/36	378	312,545
RALI Trust,
Series 2004-QA3, Class CB2
3.470%(c)	08/25/34	2,085	2,132,802
Series 2004-QS5, Class A6
0.774%(c)	04/25/34	159	157,015
Residential Asset Securitization Trust,
Series 2004-A3, Class A7
5.250%	06/25/34	730	758,070
Series 2005-A8CB, Class A11
6.000%	07/25/35	2,830	2,623,621
RFMSI Trust,
Series 2003-S14, Class A5
0.574%(c)	07/25/18	212	208,743
Series 2005-S9, Class A5
5.750%	12/25/35	368	351,480
Series 2007-S9, Class 2A1
5.500%	09/25/22	101	101,606
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.376%(c)	07/20/36	884	821,280
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class A, 144A
1.570%(c)	12/25/59	76	76,582
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	304	304,095
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	722	735,973
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	700	719,976
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A
0.544%(c)	07/25/34	740	712,380
Series 2005-19XS, Class 2A1
0.474%(c)	10/25/35	1,722	1,598,841
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1
0.878%(c)	01/19/34	1,114	1,078,533
Series 2004-AR1, Class 1A1
0.878%(c)	03/19/34	1,195	1,138,537

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Asset Securities Corp.,
Series 2003-3XS, Class A8
5.230%	03/25/33	399	$415,606
Series 2004-15, Class 1A1
5.370%(c)	09/25/24	1,339	1,393,656
Structured Asset Securities Corp. Trust,
Series 2005-6, Class 5A2
5.000%	05/25/35	368	376,058
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-S5, Class 2A
5.000%	06/25/18	331	339,544
Series 2005-AR10, Class 1A4
2.393%(c)	09/25/35	253	251,002
Series 2005-AR12, Class 1A8
2.330%(c)	10/25/35	863	835,698
Series 2005-AR7, Class A3
2.358%(c)	08/25/35	500	498,492
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-G, Class A1
2.491%(c)	06/25/33	1,389	1,400,529
Series 2003-H, Class A1
2.615%(c)	09/25/33	195	197,675
Series 2003-N, Class 2A1
2.491%(c)	12/25/33	680	667,571
Series 2004-DD, Class 2A6
2.615%(c)	01/25/35	2,005	1,997,018
Series 2004-R, Class 2A1
2.616%(c)	09/25/34	494	500,366
Series 2004-W, Class A1
2.616%(c)	11/25/34	852	850,694
Series 2005-AR3, Class 1A1
2.620%(c)	03/25/35	1,496	1,507,279
Series 2006-AR8, Class 3A1
2.599%(c)	04/25/36	1,291	1,246,418
Series 2007-2, Class 3A5
5.250%	03/25/37	473	485,438
Series 2007-7, Class A43
0.674%(c)	06/25/37	199	172,185

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $129,495,693)			131,614,581

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%
Fannie Mae Principal Strip, MTN
4.628%(s)	05/15/30	900	562,405
Federal Home Loan Mortgage Corp.
1.150%	02/13/18	4,000	4,007,700
3.500%	03/01/32-07/01/33	16,562	17,541,755
4.000%	02/01/26-10/01/42	3,249	3,523,064
4.500%	09/01/24-03/01/44	2,016	2,230,458
5.000%	04/01/22-10/01/40	2,834	3,125,085
5.500%	06/01/23-06/01/37	1,369	1,478,683
7.000%	11/01/37	442	516,284
Federal National Mortgage Assoc.
0.661%(c)	11/01/23	2,000	1,999,292
1.735%	05/01/20	1,115	1,115,598
1.770%	02/01/20	1,511	1,518,643

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.010%	06/01/20	1,300	$1,301,192
2.090%	11/01/22	954	952,090
2.180%	07/01/20	1,151	1,173,315
2.330%	01/01/23	997	1,005,744
2.340%	12/01/22	2,022	2,041,314
2.350%	05/01/23	926	934,615
2.370%	12/01/22	798	806,137
2.390%	12/01/22-05/01/23	2,465	2,496,435
2.400%	09/01/22-01/01/23	4,017	4,058,645
2.450%	04/01/23-05/01/23	2,806	2,835,138
2.480%	02/01/25	1,375	1,382,370
2.520%	05/01/23	1,500	1,519,737
2.570%	03/01/23	1,180	1,203,648
2.610%	03/01/23	1,585	1,614,039
2.667%	12/01/22	1,058	1,090,173
2.710%	10/01/22	1,235	1,239,060
2.740%	08/01/22	2,000	2,067,765
2.770%	06/01/23	1,940	2,002,914
2.840%	07/01/22	1,350	1,406,675
2.960%	04/01/22	951	997,446
3.030%	12/01/21	1,604	1,689,809
3.070%	02/01/25	1,715	1,799,421
3.440%	11/01/23	1,776	1,911,358
3.450%	01/01/24	1,880	2,024,773
3.500%	08/01/32-08/01/43	19,833	21,044,388
3.540%	10/01/20	1,500	1,618,464
3.590%	08/01/23	2,325	2,531,367
3.760%	03/01/24	2,045	2,252,695
3.770%	09/01/21	1,500	1,648,089
3.805%	05/01/22	895	971,969
3.885%	08/01/25	1,150	1,282,864
4.000%	06/01/32-07/01/43	9,274	10,124,085
4.010%	08/01/21	899	999,238
4.340%	04/01/20	992	1,102,698
4.380%	06/01/21	945	1,061,593
4.500%	06/01/26-04/01/44	2,419	2,652,620
4.506%	06/01/19	1,425	1,551,815
4.630%	01/01/21	597	670,099
4.762%	08/01/26	1,351	1,588,119
5.000%	04/01/23-07/01/41	5,648	6,237,796
5.500%	07/01/21-04/01/37	4,576	5,143,467
6.000%	10/01/22-04/01/39	3,508	3,981,666
7.000%	01/01/39	532	640,456
7.500%	10/01/35	640	783,586
Government National Mortgage Assoc.
4.500%	06/20/25-11/15/39	1,209	1,317,459
5.000%	04/15/25	1,908	2,057,720
6.000%	01/15/40	1,340	1,534,959
Residual Funding Corp., Principal Strip, PO
1.620%(s)	07/15/20	2,000	1,823,176
1.700%(s)	10/15/20	2,500	2,262,657
Tennessee Valley Authority
1.750%	10/15/18	220	224,173
4.875%	01/15/48	520	650,238
Tennessee Valley Authority Principal Strip, PO
3.840%(s)	06/15/35	775	392,606

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $152,254,848)			155,322,842

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 5.5%
U.S. Treasury Notes
0.375%	01/31/16(k)	38,850	$38,898,563
0.375%	08/31/15(k)	150	150,164
0.500%	07/31/17	1,850	1,842,918
0.750%	12/31/17	10	9,981
1.000%	06/30/19	17,550	17,371,762
1.625%	07/31/19	15,000	15,225,000
4.250%	11/15/17	10,000	10,903,120
U.S. Treasury Strips
0.326%(s)	02/15/35	335	202,571
0.604%(s)	08/15/17	5,000	4,920,245
0.700%(s)	02/15/18	5,000	4,876,305
1.432%(s)	11/15/19	9,000	8,436,474
1.437%(s)	05/15/21	7,700	6,938,239
1.726%(s)	08/15/22	10,000	8,741,460
1.912%(s)	05/15/20	8,160	7,558,763
2.041%(s)	05/15/23	10,035	8,582,133
2.230%(s)	02/15/21	9,865	8,965,411
2.248%(s)	05/15/28	2,465	1,815,827
2.406%(s)	02/15/22	7,760	6,860,453
2.496%(s)	11/15/30	400	273,350
2.561%(s)	05/15/31	10,425	7,016,640
2.643%(s)	02/15/29	5,325	3,831,657
2.809%(s)	05/15/33	2,500	1,588,863
3.000%(s)	02/15/28	16,000	11,885,712
3.122%(s)	02/15/34	1,800	1,118,635
3.938%(s)	11/15/31	465	308,747

TOTAL U.S. TREASURY OBLIGATIONS (cost $177,471,200)			178,322,993

TOTAL LONG-TERM INVESTMENTS (cost $2,609,493,291)			2,842,008,126

		Shares
SHORT-TERM INVESTMENTS — 16.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $518,004,073; includes $123,515,974 of cash collateral for securities on loan)(b)(w)		518,004,073	518,004,073

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n)
U.S. Treasury Bills
0.065%(s)	08/27/15(k)	125	124,962
0.085%(s)	06/04/15(k)	105	104,997

TOTAL U.S. TREASURY OBLIGATIONS (cost $229,951)			229,959

Value
TOTAL SHORT-TERM INVESTMENTS (cost $518,234,024)	$518,234,032

TOTAL INVESTMENTS — 103.6% (cost $3,127,727,315)	3,360,242,158
Liabilities in excess of other assets(x) — (3.6)%	(117,102,267)

NET ASSETS — 100.0%	$3,243,139,891

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $120,441,085; cash collateral of $123,515,974 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
239	2 Year U.S. Treasury Notes	Jun. 2015	$52,242,313	$52,378,344	$136,031
22	5 Year U.S. Treasury Notes	Jun. 2015	2,625,562	2,644,641	19,079
956	10 Year Australian Treasury Bonds	Jun. 2015	733,149,087	734,644,008	1,494,921
1,125	20 Year U.S. Treasury Bonds	Jun. 2015	182,443,664	184,359,375	1,915,711
175	ASX SPI 200 Index	Jun. 2015	19,462,790	19,613,425	150,635
2,782	Euro STOXX 50	Jun. 2015	108,367,928	108,615,320	247,392
2,485	S&P 500 E-Mini	Jun. 2015	252,469,790	256,054,400	3,584,610
79	SGX CNX Nifty Index	Apr. 2015	1,362,118	1,349,162	(12,956)
679	TOPIX Index	Jun. 2015	86,186,726	87,383,708	1,196,982

					8,732,405

Short Positions:
1,284	2 Year U.S. Treasury Notes	Jun. 2015	280,714,500	281,396,625	(682,125)
1,319	5 Year U.S. Treasury Notes	Jun. 2015	156,993,180	158,558,227	(1,565,047)
152	10 Year U.S. Treasury Notes	Jun. 2015	19,368,344	19,593,750	(225,406)
8	20 Year U.S. Treasury Bonds	Jun. 2015	1,315,656	1,311,000	4,656
63	30 Year U.S. Ultra Treasury Bonds	Jun. 2015	10,523,672	10,702,125	(178,453)
265	FTSE 100 Index	Jun. 2015	26,436,355	26,443,787	(7,432)
74	Russell 2000 Mini Index	Jun. 2015	8,955,480	9,241,860	(286,380)
469	S&P/TSX 60 Index	Jun. 2015	63,639,255	64,083,645	(444,390)

					(3,384,577)

					$5,347,828

(1) Cash of $76,000 and U.S. Treasury Securities with a combined market value of $39,133,504 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2015.

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/21/15	Goldman Sachs & Co.	AUD	5,814	$4,511,109	$4,414,810	$(96,299)
Brazilian Real,
Expiring 06/17/15	Deutsche Bank AG	BRL	1,013	317,887	310,007	(7,880)
Expiring 06/30/15	Goldman Sachs & Co.	BRL	245	73,395	74,718	1,323
Canadian Dollar,
Expiring 05/21/15	Westpac Banking Corp.	CAD	8,112	6,525,605	6,399,985	(125,620)
Chilean Peso,
Expiring 06/17/15	BNP Paribas	CLP	196,284	307,776	312,102	4,326
Danish Krone,
Expiring 05/21/15	Deutsche Bank AG	DKK	7,265	1,117,727	1,047,498	(70,229)
Euro,
Expiring 04/23/15	BNP Paribas	EUR	359	389,723	385,762	(3,961)
Expiring 04/23/15	Citigroup Global Markets	EUR	1,728	1,895,048	1,858,734	(36,314)
Expiring 04/23/15	Goldman Sachs & Co.	EUR	432	462,166	464,688	2,522
Expiring 04/23/15	Royal Bank of Canada	EUR	410	434,495	440,481	5,986
Expiring 05/21/15	Societe Generale	EUR	501	553,289	539,251	(14,038)
Expiring 05/21/15	Standard Chartered PLC	EUR	780	854,368	838,692	(15,676)
Expiring 06/17/15	Citigroup Global Markets	EUR	568	607,840	611,056	3,216
Japanese Yen,
Expiring 05/21/15	Barclays Capital Group	JPY	145,588	1,202,726	1,214,757	12,031
Expiring 05/21/15	State Street Bank	JPY	53,334	439,914	445,004	5,090
Expiring 05/21/15	Westpac Banking Corp.	JPY	114,278	958,852	953,511	(5,341)
Mexican Peso,
Expiring 06/17/15	Deutsche Bank AG	MXN	18,848	1,199,331	1,229,053	29,722

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone,
Expiring 05/21/15	Deutsche Bank AG	NOK	3,283	$435,865	$406,876	$(28,989)
Singapore Dollar,
Expiring 05/21/15	Westpac Banking Corp.	SGD	1,391	1,024,220	1,011,914	(12,306)
Expiring 06/17/15	Hong Kong & Shanghai Bank	SGD	875	628,113	636,159	8,046
Expiring 06/17/15	Hong Kong & Shanghai Bank	SGD	436	312,823	316,788	3,965
South African Rand,
Expiring 06/17/15	Hong Kong & Shanghai Bank	ZAR	3,928	318,641	319,649	1,008
Expiring 06/30/15	Barclays Capital Group	ZAR	3,873	318,838	314,472	(4,366)
Swedish Krona,
Expiring 05/21/15	Barclays Capital Group	SEK	7,479	892,984	869,128	(23,856)
Thai Baht,
Expiring 06/17/15	Goldman Sachs & Co.	THB	20,476	620,109	627,207	7,098

				$26,402,844	$26,042,302	(360,542)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 06/17/15	Goldman Sachs & Co.	AUD	766	$579,988	$580,899	$(911)
Brazilian Real,
Expiring 06/17/15	Hong Kong & Shanghai Bank	BRL	973	317,749	297,910	19,839
Expiring 06/17/15	Hong Kong & Shanghai Bank	BRL	915	282,558	279,939	2,619
Expiring 06/30/15	Goldman Sachs & Co.	BRL	420	127,689	128,107	(418)
British Pound,
Expiring 04/23/15	Credit Suisse First Boston Corp.	GBP	995	1,459,521	1,474,959	(15,438)
Expiring 05/21/15	Deutsche Bank AG	GBP	7,335	11,305,312	10,876,774	428,538
Canadian Dollar,
Expiring 06/17/15	Goldman Sachs & Co.	CAD	794	625,313	626,305	(992)
Colombian Peso,
Expiring 06/17/15	BNP Paribas	COP	792,726	300,617	302,020	(1,403)
Euro,
Expiring 04/23/15	Credit Suisse First Boston Corp.	EUR	42,763	45,419,657	45,995,131	(575,474)
Expiring 04/23/15	Goldman Sachs & Co.	EUR	632	670,152	679,946	(9,794)
Expiring 05/21/15	Barclays Capital Group	EUR	1,152	1,302,827	1,239,529	63,298
Expiring 05/21/15	Citigroup Global Markets	EUR	467	525,013	502,372	22,641
Expiring 05/21/15	National Australia Bank Ltd.	EUR	477	544,721	513,213	31,508
Expiring 05/21/15	State Street Bank	EUR	6,209	7,066,034	6,681,047	384,987
Expiring 05/21/15	Westpac Banking Corp.	EUR	718	759,282	772,564	(13,282)
Expiring 06/17/15	Goldman Sachs & Co.	EUR	568	610,809	611,056	(247)
Hong Kong Dollar,
Expiring 04/23/15	Goldman Sachs & Co.	HKD	12,279	1,582,935	1,583,737	(802)
Expiring 05/21/15	Goldman Sachs & Co.	HKD	7,074	912,071	912,314	(243)
Indian Rupee,
Expiring 06/17/15	Hong Kong & Shanghai Bank	INR	19,877	312,823	312,274	549
Japanese Yen,
Expiring 04/23/15	Goldman Sachs & Co.	JPY	1,208,882	9,980,613	10,083,181	(102,568)
Expiring 05/21/15	Hong Kong & Shanghai Bank	JPY	54,867	458,637	457,796	841
Expiring 05/21/15	National Australia Bank Ltd.	JPY	144,910	1,219,316	1,209,101	10,215
Expiring 05/21/15	Westpac Banking Corp.	JPY	76,113	641,648	635,068	6,580
Mexican Peso,
Expiring 06/30/15	Barclays Capital Group	MXN	4,023	266,436	262,146	4,290
Expiring 06/30/15	Barclays Capital Group	MXN	2,688	176,091	175,117	974
Singapore Dollar,
Expiring 04/23/15	Goldman Sachs & Co.	SGD	3,111	2,231,823	2,265,924	(34,101)
Expiring 06/17/15	Goldman Sachs & Co.	SGD	1,707	1,224,503	1,241,193	(16,690)
Expiring 06/17/15	Hong Kong & Shanghai Bank	SGD	436	316,749	316,744	5
South African Rand,
Expiring 06/17/15	Hong Kong & Shanghai Bank	ZAR	3,928	314,299	319,649	(5,350)

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
South African Rand (cont’d.),
Expiring 06/30/15	Citigroup Global Markets	ZAR	7,581	$617,767	$615,527	$2,240
Swedish Krona,
Expiring 04/23/15	Deutsche Bank AG	SEK	2,775	321,172	322,333	(1,161)
Swiss Franc,
Expiring 05/21/15	Barclays Capital Group	CHF	728	778,252	750,623	27,629
Thai Baht,
Expiring 06/17/15	Hong Kong & Shanghai Bank	THB	20,476	614,525	627,207	(12,682)
Turkish Lira,
Expiring 06/30/15	Citigroup Global Markets	TRY	422	159,896	158,796	1,100

				$94,026,798	$93,810,501	216,297

						$(144,245)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$6,350,299	$—
Belgium	—	7,969,123	—
Brazil	2,623,369	—	—
Canada	9,018,130	—	—
China	1,474,479	23,554,823	—
Denmark	—	2,641,891	—
Egypt	210,586	—	—
Finland	—	1,737,870	—
France	—	42,185,472	—
Germany	—	25,248,456	—
Greece	—	128,896	—
Hong Kong	111,755	10,431,782	—
India	5,403,558	—	—
Indonesia	—	2,233,982	—
Ireland	2,551,855	2,875,760	—
Israel	2,748,115	—	—
Italy	—	2,252,625	—
Japan	—	70,658,430	—
Luxembourg	—	2,012,650	—
Macau	—	754,664	—
Mexico	320,728	—	—
Netherlands	5,997,206	18,880,531	—
Norway	—	447,614	—
Poland	—	572,123	—
Qatar	—	191,831	—
Russia	3,786,710	225,430	—
Singapore	10,944,025	533,803	—
South Africa	—	7,618,236	—
South Korea	7,415,997	12,451,226	—
Spain	—	3,865,305	—
Sweden	—	2,848,954	—
Switzerland	1,784,627	43,197,139	—
Taiwan	4,564,512	5,794,592	—
Thailand	—	4,189,349	—

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Turkey	$—	$2,708,950	$—
United Arab Emirates	—	353,374	—
United Kingdom	—	73,655,920	—
United States	1,174,138,739	—	—
Preferred Stocks
Brazil	1,526,421	—	—
Germany	—	11,262,521	—
Ireland	194,095	—	—
Luxembourg	611,104	—	—
United States	43,888,848	—	—
Rights
Spain	9,339	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	8,537,567	—
Residential Mortgage-Backed Securities	—	89,847,073	1,633,523
Bank Loans	—	2,808,101	—
Commercial Mortgage-Backed Securities	—	25,749,666	327,379
Convertible Bonds	—	149,082,206	—
Corporate Bonds	—	374,061,731	1,959,917
Foreign Government Bonds	—	52,843,635	—
Municipal Bonds	—	739,093	—
Residential Mortgage-Backed Securities	—	131,614,581	—
U.S. Government Agency Obligations	—	155,322,842	—
U.S. Treasury Obligations	—	178,552,952	—
Affiliated Money Market Mutual Fund	518,004,073	—	—
Other Financial Instruments*
Futures	5,347,828	—	—
Foreign Forward Currency Contracts	—	(144,245)	—

Total	$1,802,676,099	$1,558,848,823	$3,920,819

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 were as follows:

Affiliated Money Market Mutual Fund (3.8% represents investments purchased with collateral from securities on loan)	16.0%
Residential Mortgage-Backed Securities	6.9
Real Estate Investment Trusts (REITs)	5.9
Banks	5.7
U.S. Treasury Obligations	5.5
U.S. Government Agency Obligations	4.8
Oil, Gas & Consumable Fuels	4.1
Pharmaceuticals	3.4
Insurance	2.6
Media	2.4
Semiconductors & Semiconductor Equipment	2.3
Capital Markets	2.2
Health Care Providers & Services	2.2
Specialty Retail	1.9
Software	1.8
Internet Software & Services	1.7
Technology Hardware, Storage & Peripherals	1.6
Foreign Government Bonds	1.6
Electric Utilities	1.6
Automobiles	1.5
IT Services	1.4
Biotechnology	1.4
Chemicals	1.4
Diversified Financial Services	1.2

Machinery	1.2%
Hotels, Restaurants & Leisure	0.9
Metals & Mining	0.9
Real Estate Management & Development	0.9
Aerospace & Defense	0.9
Beverages	0.9
Diversified Telecommunication Services	0.8
Commercial Mortgage-Backed Securities	0.8
Food & Staples Retailing	0.8
Wireless Telecommunication Services	0.7
Textiles, Apparel & Luxury Goods	0.7
Food Products	0.7
Internet & Catalog Retail	0.7
Electrical Equipment	0.7
Household Durables	0.7
Multi-Utilities	0.7
Health Care Equipment & Supplies	0.7
Road & Rail	0.6
Airlines	0.6
Consumer Finance	0.6
Tobacco	0.6
Household Products	0.5
Communications Equipment	0.5
Energy Equipment & Services	0.5
Building Products	0.5
Electronic Equipment, Instruments & Components	0.4
Trading Companies & Distributors	0.4
Construction Materials	0.4
Multiline Retail	0.3
Industrial Conglomerates	0.3

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Containers & Packaging	0.3%
Life Sciences Tools & Services	0.3
Auto Components	0.3
Non-Residential Mortgage-Backed Securities	0.3
Construction & Engineering	0.2
Commercial Services & Supplies	0.2
Professional Services	0.1
Gas Utilities	0.1
Paper & Forest Products	0.1
Transportation Infrastructure	0.1
Independent Power & Renewable Electricity Producers	0.1

Marine	0.1%
Personal Products	0.1
Thrifts & Mortgage Finance	0.1
Air Freight & Logistics	0.1
Health Care Technology	0.1

103.6
Liabilities in excess of other assets	(3.6)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value at 03/31/15
Equity contracts	$4,437,800
Foreign exchange contracts	(144,245)
Interest rate contracts	919,367

Total	$5,212,922

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS — 94.1%
Australia — 1.6%
BHP Billiton Ltd.	209,359	$4,866,344
BHP Billiton PLC	106,045	2,327,181

		7,193,525

Belgium — 1.5%
Anheuser-Busch InBev NV	56,800	6,938,966

Canada
Nortel Networks Corp.*	2,492	7

China — 3.2%
China Construction Bank Corp. (Class H Stock)	2,665,000	2,211,916
China Overseas Land & Investment Ltd.	1,152,000	3,720,265
CNOOC Ltd. (Class H Stock)	2,549,000	3,597,468
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,046,145	2,253,180
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	220,500	2,645,257

		14,428,086

Denmark — 0.8%
Novo Nordisk A/S (Class B Stock)	66,470	3,548,420

France — 12.5%
Accor SA	113,466	5,916,784
AXA SA	235,488	5,927,017
BNP Paribas SA	91,353	5,558,445
Essilor International SA	34,420	3,951,921
Hermes International	1,498	528,919
Imerys SA	33,302	2,443,464
Kering	10,922	2,132,172
Lafarge SA	54,049	3,513,747
LVMH Moet Hennessy Louis Vuitton SA	31,801	5,596,416
Pernod Ricard SA	27,507	3,252,463
Sanofi	91,363	9,022,888
Schneider Electric SE	59,790	4,652,767
Technip SA	60,670	3,669,780

		56,166,783

Germany — 6.2%
Allianz SE	36,590	6,352,606
Bayer AG	47,210	7,063,338
Fresenius Medical Care AG & Co. KGaA	50,480	4,195,970
Linde AG	15,065	3,063,445
SAP SE	98,066	7,087,925

		27,763,284

Hong Kong — 2.9%
CK Hutchison Holdings Ltd.	369,000	7,538,863
Hang Lung Properties Ltd.	1,014,000	2,848,833
Sands China Ltd.	658,000	2,720,985

		13,108,681

India — 0.8%
HDFC Bank Ltd., ADR	60,000	3,533,400

Indonesia — 0.6%
Astra International Tbk PT	3,932,300	2,575,540

Israel — 1.0%
Teva Pharmaceutical Industries Ltd., ADR	69,999	4,360,938

Japan — 18.2%
Astellas Pharma, Inc.	235,200	3,853,729

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Daikin Industries Ltd.	48,300	$3,229,051
East Japan Railway Co.	45,500	3,646,098
FANUC Corp.	23,400	5,108,543
Honda Motor Co. Ltd.	212,600	6,939,889
Japan Tobacco, Inc.	220,700	6,977,401
KDDI Corp.	100,500	2,270,549
Komatsu Ltd.	179,200	3,512,800
Kubota Corp.	349,000	5,513,819
Makita Corp.	77,500	4,016,075
Mitsui Fudosan Co. Ltd.	123,000	3,612,266
Nidec Corp.	33,700	2,237,064
Nitto Denko Corp.	61,000	4,073,211
Shin-Etsu Chemical Co. Ltd.	50,700	3,310,107
SMC Corp.	15,423	4,592,411
Sumitomo Mitsui Financial Group, Inc.	210,500	8,063,116
Toyota Motor Corp.	153,800	10,735,813

		81,691,942

Macau — 0.3%
Wynn Macau Ltd.	589,200	1,273,334

Netherlands — 5.0%
Akzo Nobel NV	88,420	6,685,376
ASML Holding NV	48,442	4,911,006
ING Groep NV, CVA*	464,197	6,799,520
Royal Dutch Shell PLC (Class A Stock)	137,584	4,105,308

		22,501,210

South Africa — 0.9%
Naspers Ltd. (Class N Stock)	24,810	3,805,631

South Korea — 2.0%
Hyundai Mobis Co. Ltd.	9,860	2,184,045
Samsung Electronics Co. Ltd., GDR	10,510	6,768,440

		8,952,485

Switzerland — 15.0%
ABB Ltd.*	173,597	3,682,688
Cie Financiere Richemont SA	52,690	4,233,688
Credit Suisse Group AG*	227,649	6,124,657
Glencore PLC*	1,107,908	4,677,280
Holcim Ltd.*	43,434	3,235,940
Nestle SA	128,847	9,702,494
Novartis AG	110,052	10,862,186
Roche Holding AG	34,957	9,605,907
UBS Group AG*	411,929	7,724,127
Zurich Insurance Group AG*	21,140	7,145,367

		66,994,334

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	169,904	3,989,346

United Kingdom — 20.7%
Aggreko PLC	78,428	1,774,073
ARM Holdings PLC	300,750	4,884,543
Barclays PLC	1,884,000	6,800,320
BG Group PLC	646,486	7,934,764
British American Tobacco PLC	105,607	5,468,733
Burberry Group PLC	190,866	4,901,511
Centrica PLC	465,704	1,741,867
HSBC Holdings PLC	1,133,791	9,702,730
Imperial Tobacco Group PLC	97,800	4,290,102
Meggitt PLC	395,000	3,210,806

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Prudential PLC	296,992	$7,369,956
Rio Tinto Ltd.	67,463	2,923,170
Rio Tinto PLC	70,526	2,908,259
Standard Chartered PLC	413,708	6,700,680
Tullow Oil PLC	178,555	748,536
Unilever PLC	133,459	5,568,346
Vodafone Group PLC	2,670,245	8,737,872
WPP PLC	311,482	7,073,919

		92,740,187

TOTAL COMMON STOCKS (cost $370,946,838)		421,566,099

PREFERRED STOCKS — 2.8%
Germany
Henkel AG & Co. KGaA (PRFC)	34,615	4,065,908
Volkswagen AG (PRFC)	31,305	8,302,131

TOTAL PREFERRED STOCKS (cost $8,129,323)		12,368,039

TOTAL LONG-TERM INVESTMENTS (cost $379,076,161)		433,934,138

	Shares	Value
SHORT-TERM INVESTMENT — 3.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $13,637,183; includes $4,033,357 of cash collateral for securities on loan)(b)(w)	13,637,183	$13,637,183

TOTAL INVESTMENTS — 100.0% (cost $392,713,344)		447,571,321

Other assets in excess of liabilities		221,621

NET ASSETS — 100.0%		$447,792,942

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,949,430; cash collateral of $4,033,357 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$7,193,525	$—
Belgium	—	6,938,966	—
Canada	7	—	—
China	—	14,428,086	—
Denmark	—	3,548,420	—
France	—	56,166,783	—
Germany	—	27,763,284	—
Hong Kong	—	13,108,681	—
India	3,533,400	—	—
Indonesia	—	2,575,540	—
Israel	4,360,938	—	—
Japan	—	81,691,942	—
Macau	—	1,273,334	—
Netherlands	—	22,501,210	—
South Africa	—	3,805,631	—
South Korea	6,768,440	2,184,045	—
Switzerland	—	66,994,334	—
Taiwan	3,989,346	—	—
United Kingdom	—	92,740,187	—
Preferred Stocks
Germany	—	12,368,039	—
Affiliated Money Market Mutual Fund	13,637,183	—	—

Total	$32,289,314	$415,282,007	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$7,080,936	L1 to L2	Official Close to Model Price

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2015 were as follows (unaudited):

Banks	11.5%
Pharmaceuticals	10.8
Insurance	6.6
Automobiles	6.4
Machinery	5.1
Real Estate Management & Development	4.0
Metals & Mining	4.0
Textiles, Apparel & Luxury Goods	3.9
Chemicals	3.8
Tobacco	3.7
Oil, Gas & Consumable Fuels	3.7
Food Products	3.4
Capital Markets	3.1
Semiconductors & Semiconductor Equipment	3.1
Affiliated Money Market Mutual Fund (0.9% represents investments purchased with collateral from securities on loan)	3.0
Wireless Telecommunication Services	2.5

Media	2.4%
Electrical Equipment	2.4
Beverages	2.3
Hotels, Restaurants & Leisure	2.2
Construction Materials	2.0
Software	1.6
Technology Hardware, Storage & Peripherals	1.5
Health Care Providers & Services	0.9
Household Products	0.9
Health Care Equipment & Supplies	0.9
Energy Equipment & Services	0.8
Road & Rail	0.8
Building Products	0.7
Aerospace & Defense	0.7
Auto Components	0.5
Commercial Services & Supplies	0.4
Multi-Utilities	0.4

100.0
Other assets in excess of liabilities	—

100.0%

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.4%
COMMON STOCKS — 45.9%
Aerospace & Defense — 1.0%
Airbus Group NV (France)	28,551	$1,856,119
BAE Systems PLC (United Kingdom)	135,491	1,049,991
Boeing Co. (The)	6,290	944,003
Embraer SA (Brazil)	37,630	289,457
General Dynamics Corp.	1,900	257,887
Honeywell International, Inc.(u)	105,136	10,966,736
Huntington Ingalls Industries, Inc.	1,900	266,285
L-3 Communications Holdings, Inc.	8,049	1,012,484
Meggitt PLC (United Kingdom)	129,190	1,050,137
Northrop Grumman Corp.	13,600	2,189,056
Raytheon Co.	16,700	1,824,475
Thales SA (France)	14,412	799,609
United Technologies Corp.(u)	70,190	8,226,268

		30,732,507

Air Freight & Logistics — 0.1%
FedEx Corp.	2,200	363,990
Sinotrans Ltd. (China) (Class H Stock)	127,000	73,004
Yamato Holdings Co. Ltd. (Japan)	68,000	1,567,308

		2,004,302

Airlines — 0.5%
Aeroflot - Russian Airlines OJSC (Russia)	61,230	35,673
Air Arabia PJSC (United Arab Emirates)	155,000	59,752
Alaska Air Group, Inc.	5,400	357,372
China Southern Airlines Co. Ltd. (China) (Class H Stock)	132,000	95,356
Delta Air Lines, Inc.(u)	158,723	7,136,186
Japan Airlines Co. Ltd. (Japan)	59,200	1,841,550
Southwest Airlines Co.	28,300	1,253,690
Turk Hava Yollari AO (Turkey)*	72,203	238,186
United Continental Holdings, Inc.*(u)	72,251	4,858,880

		15,876,645

Auto Components — 0.4%
Apollo Tyres Ltd. (India)	40,065	107,754
Bridgestone Corp. (Japan)	54,400	2,178,172
Continental AG (Germany)	4,952	1,166,174
Delphi Automotive PLC (United Kingdom)(u)	11,899	948,826
Halla Visteon Climate Control Corp. (South Korea)	3,605	124,493
Hankook Tire Co. Ltd. (South Korea)	5,280	215,436
Hyundai Mobis Co. Ltd. (South Korea)	3,390	750,904
Johnson Controls, Inc.(u)	34,412	1,735,741
Kenda Rubber Industrial Co. Ltd. (Taiwan)	7,565	14,800
Magna International, Inc. (Canada)	5,590	299,959
Mando Corp. (South Korea)	550	79,155
Sumitomo Electric Industries Ltd. (Japan)	90,700	1,188,937
Valeo SA (France)	15,940	2,377,525

		11,187,876

Automobiles — 1.0%
Astra International Tbk PT (Indonesia)	1,139,900	746,601
Bayerische Motoren Werke AG (Germany)	16,578	2,064,535
Daimler AG (Germany)	29,656	2,847,995
Geely Automobile Holdings Ltd. (China)	600,000	308,220
General Motors Co.	201,826	7,568,475
General Motors Corp. Escrow Shares*	110,000	11
Great Wall Motor Co. Ltd. (China) (Class H Stock)	62,500	440,603

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Harley-Davidson, Inc.	25,137	$1,526,821
Honda Motor Co. Ltd. (Japan)	70,600	2,304,592
Kia Motors Corp. (South Korea)	8,920	362,490
Mazda Motor Corp. (Japan)	88,900	1,801,277
Renault SA (France)	18,209	1,653,917
Tata Motors Ltd. (India), ADR	8,290	373,547
Tesla Motors, Inc.*(a)	7,124	1,344,797
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	9,610	58,128
Toyota Motor Corp. (Japan)	77,800	5,430,730

		28,832,739

Banks — 3.4%
Australia & New Zealand Banking Group Ltd. (Australia)	100,168	2,786,691
Banco do Brasil SA (Brazil)	42,575	306,951
Bank Negara Indonesia Persero Tbk PT (Indonesia)	332,200	183,402
Bank of America Corp.(u)	608,622	9,366,692
Bank of Baroda (India)	60,271	157,704
Bank of China Ltd. (China) (Class H Stock)	1,188,000	686,754
Barclays PLC (United Kingdom)	636,906	2,298,920
BB&T Corp.(u)	15,545	606,100
BNP Paribas SA (France)	30,140	1,833,892
BS Financial Group, Inc. (South Korea)	7,325	100,171
Canara Bank (India)	12,475	73,466
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	481,000	362,624
China Construction Bank Corp. (China) (Class H Stock)	1,860,000	1,543,777
China Everbright Bank Co. Ltd. (China) (Class H Stock)	544,000	299,665
China Merchants Bank Co. Ltd. (China) (Class H Stock)	159,500	389,441
Citigroup, Inc.(u)	165,545	8,528,878
Citizens Financial Group, Inc.	45,400	1,095,502
Commercial International Bank Egypt SAE (Egypt), GDR, RegS	14,245	100,000
Danske Bank A/S (Denmark)	41,477	1,093,465
Dubai Islamic Bank PJSC (United Arab Emirates)	60,875	102,408
East West Bancorp, Inc.(u)	48,912	1,978,979
Fifth Third Bancorp	70,300	1,325,155
First Republic Bank	20,100	1,147,509
HDFC Bank Ltd. (India), ADR	23,200	1,366,248
HSBC Holdings PLC (United Kingdom), (QMTF)	392,148	3,341,645
HSBC Holdings PLC (United Kingdom), (XHKG)	358,000	3,063,684
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,012,475	748,910
Industrial Bank of Korea (South Korea)	16,165	194,038
ING Groep NV (Netherlands), CVA*	467,750	6,851,565
Intesa Sanpaolo SpA (Italy)	410,519	1,393,297
Kasikornbank PCL (Thailand), NVDR	57,900	407,120
KeyCorp(u)	108,312	1,533,698
Krung Thai Bank PCL (Thailand)	455,300	318,962
M&T Bank Corp.(u)	14,849	1,885,823
Mitsubishi UFJ Financial Group, Inc. (Japan)	776,100	4,806,708
Mizuho Financial Group, Inc. (Japan)	527,900	927,772

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
National Bank Holdings Corp. (Class A Stock)	29,600	$556,776
PNC Financial Services Group, Inc. (The)	23,700	2,209,788
Sberbank of Russia (Russia), ADR	54,275	237,182
Shinhan Financial Group Co. Ltd. (South Korea)	3,915	147,086
Siam Commercial Bank PCL (Thailand)	27,600	150,949
Signature Bank*	14,298	1,852,735
Standard Chartered PLC (United Kingdom)	133,640	2,164,519
Sumitomo Mitsui Financial Group, Inc. (Japan)	140,800	5,393,286
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	438,000	1,819,485
SunTrust Banks, Inc.	42,400	1,742,216
SVB Financial Group*(u)	7,483	950,640
Turkiye Is Bankasi (Turkey) (Class C Stock)	96,215	216,538
U.S. Bancorp	50,100	2,187,867
Wells Fargo & Co.(u)	359,959	19,581,770

		102,418,453

Beverages — 0.7%
Anheuser-Busch InBev NV (Belgium)	18,575	2,269,213
Coca-Cola Co. (The)	68,264	2,768,105
Coca-Cola Enterprises, Inc.(u)	6,654	294,107
Constellation Brands, Inc. (Class A Stock)*(u)	16,634	1,933,037
Dr. Pepper Snapple Group, Inc.(u)	30,101	2,362,326
Molson Coors Brewing Co. (Class B Stock)(u)	15,455	1,150,625
Monster Beverage Corp.*	13,627	1,885,909
PepsiCo, Inc.(u)	37,420	3,578,100
Pernod Ricard SA (France)	8,920	1,054,712
SABMiller PLC (United Kingdom)	35,580	1,863,736
Suntory Beverage & Food Ltd. (Japan)	13,400	573,776
Thai Beverage PCL (Thailand)	280,900	156,392

		19,890,038

Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc.*(u)	15,998	2,772,453
Amgen, Inc.	15,150	2,421,727
Biogen, Inc.*(u)	20,031	8,457,890
Celgene Corp.*(u)	56,565	6,520,813
Gilead Sciences, Inc.*	90,439	8,874,779
Kite Pharma, Inc.*	12,020	693,314
Regeneron Pharmaceuticals, Inc.*	7,955	3,591,523
Vertex Pharmaceuticals, Inc.*(u)	35,619	4,201,973

		37,534,472

Building Products — 0.4%
Daikin Industries Ltd. (Japan)	52,500	3,509,838
Fortune Brands Home & Security, Inc.	85,400	4,054,792
LG Hausys Ltd. (South Korea)	530	82,304
Masco Corp.(u)	50,329	1,343,784
Sintex Industries Ltd. (India)*	46,100	88,956
Trex Co., Inc.*	32,713	1,783,840

		10,863,514

Capital Markets — 1.6%
Affiliated Managers Group, Inc.*	16,294	3,499,625
Ameriprise Financial, Inc.	23,902	3,127,338
Bank of New York Mellon Corp. (The)(u)	4,825	194,158
BlackRock, Inc.	8,549	3,127,566

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Charles Schwab Corp. (The)(u)	89,140	$2,713,422
Credit Suisse Group AG (Switzerland)*	75,112	2,020,809
Goldman Sachs Group, Inc. (The)(u)	19,150	3,599,626
Henderson Group PLC (United Kingdom)	168,409	699,147
Invesco Ltd.(u)	82,492	3,274,108
Lazard Ltd. (Class A Stock)	31,920	1,678,673
Legg Mason, Inc.	33,300	1,838,160
Morgan Stanley(u)	185,683	6,627,026
Northern Trust Corp.	15,700	1,093,505
Schroders PLC (United Kingdom)	67,144	3,180,695
State Street Corp.(u)	5,844	429,709
T. Rowe Price Group, Inc.	26,700	2,162,166
TD Ameritrade Holding Corp.	65,852	2,453,646
UBS Group AG (Switzerland)*	270,149	5,065,594

		46,784,973

Chemicals — 0.9%
Air Liquide SA (France)	19,849	2,555,338
Air Products & Chemicals, Inc.	11,987	1,813,393
Akzo Nobel NV (Netherlands)	29,300	2,215,353
Ashland, Inc.(u)	1,909	243,035
Axiall Corp.(u)	20,706	971,939
Dow Chemical Co. (The)(u)	19,854	952,595
E.I. du Pont de Nemours & Co.(u)	45,509	3,252,528
Linde AG (Germany)	4,997	1,016,132
Mosaic Co. (The)(u)	114,905	5,292,524
Nitto Denko Corp. (Japan)	20,000	1,335,479
PPG Industries, Inc.	16,726	3,772,382
Sherwin-Williams Co. (The)	10,335	2,940,308
Shin-Etsu Chemical Co. Ltd. (Japan)	16,900	1,103,369

		27,464,375

Commercial Services & Supplies — 0.1%
Aggreko PLC (United Kingdom)	27,602	624,368
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	2,365	207,761
Pitney Bowes, Inc	25,400	592,328

		1,424,457

Communications Equipment — 0.3%
Brocade Communications Systems, Inc.	32,400	384,426
BYD Electronic International Co. Ltd. (China)	55,000	69,473
Ciena Corp.*(a)	45,345	875,612
Cisco Systems, Inc.	139,900	3,850,748
Palo Alto Networks, Inc.*	9,662	1,411,425
QUALCOMM, Inc.	39,951	2,770,202

		9,361,886

Construction & Engineering — 0.2%
AECOM*(a)	49,200	1,516,344
China Singyes Solar Technologies Holdings Ltd. (China)*	43,000	58,713
Fluor Corp.(u)	57,820	3,304,991
IRB Infrastructure Developers Ltd. (India)	31,940	124,710
Jacobs Engineering Group, Inc.*(a)	21,077	951,837
Kajima Corp. (Japan)	217,000	1,006,059

		6,962,654

Construction Materials — 0.2%
Eagle Materials, Inc.	17,059	1,425,450

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
Holcim Ltd. (Switzerland)*	14,300	$1,065,385
Imerys SA (France)	12,225	896,984
Lafarge SA (France)	16,937	1,101,081
Martin Marietta Materials, Inc.(u)	15,104	2,111,539
U.S. Concrete, Inc.*	800	27,104

		6,627,543

Consumer Finance — 0.3%
Ally Financial, Inc.*(u)	89,810	1,884,214
Capital One Financial Corp.	60,100	4,737,082
Discover Financial Services	30,180	1,700,643
Santander Consumer USA Holdings, Inc.(u)	9,429	218,187

		8,540,126

Containers & Packaging — 0.2%
Ball Corp.	20,700	1,462,248
Crown Holdings, Inc.*(u)	38,241	2,065,779
Rock-Tenn Co. (Class A Stock)	24,000	1,548,000
Sealed Air Corp.	34,572	1,575,100

		6,651,127

Distributors
Genuine Parts Co.	13,516	1,259,556

Diversified Consumer Services
Graham Holdings Co. (Class B Stock)	800	839,704
Kroton Educacional SA (Brazil)	75,650	244,854

		1,084,558

Diversified Financial Services — 0.2%
Fubon Financial Holding Co. Ltd. (Taiwan)	233,000	417,662
Intercontinental Exchange, Inc.(u)	7,778	1,814,374
McGraw Hill Financial, Inc.	22,542	2,330,843
Moscow Exchange MICEX-RTS OAO (Russia)*	55,245	65,363
ORIX Corp. (Japan)	150,800	2,118,910
Power Finance Corp. Ltd. (India)	23,825	104,003
Rural Electrification Corp. Ltd. (India)	23,285	124,139
Somerset Cayuga Holding Co., Inc.*	1,372	37,044
Voya Financial, Inc.(u)	7,799	336,215

		7,348,553

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	14,254	465,393
BT Group PLC (United Kingdom)	260,769	1,694,429
China Telecom Corp. Ltd. (China) (Class H Stock)	600,000	383,587
Nippon Telegraph & Telephone Corp. (Japan)	59,400	3,666,823
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,632,200	359,893
Telkom SA SOC Ltd. (South Africa)*	22,220	144,931
Verizon Communications, Inc.	113,380	5,513,669

		12,228,725

Electric Utilities — 0.6%
American Electric Power Co., Inc.	25,600	1,440,000
Cia Energetica de Minas Gerais (Brazil), ADR	38,160	156,074
Duke Energy Corp.	21,200	1,627,736
Edison International(u)	53,949	3,370,194
Enel SpA (Italy)	320,581	1,448,195
Energa SA (Poland)	17,640	115,729

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Entergy Corp.	16,100	$1,247,589
Eversource Energy	18,600	939,672
Exelon Corp.(u)	47,177	1,585,619
Korea Electric Power Corp. (South Korea)	6,950	286,407
NextEra Energy, Inc.(u)	41,869	4,356,469
PGE Polska Grupa Energetyczna SA (Poland)	27,490	151,032
Pinnacle West Capital Corp.(u)	2,597	165,559
Xcel Energy, Inc.(u)	64,661	2,250,849

		19,141,124

Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)*	57,800	1,226,170
Acuity Brands, Inc.	24,322	4,089,988
Eaton Corp. PLC(u)	26,887	1,826,703
LS Corp. (South Korea)	1,175	54,955
Nidec Corp. (Japan)	15,300	1,015,640
Schneider Electric SE (France)	38,724	3,013,443
Shanghai Electric Group Co. Ltd. (China) (Class H Stock)	102,000	67,628

		11,294,527

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	35,614	2,098,733
Arrow Electronics, Inc.*	13,300	813,295
Coretronic Corp. (Taiwan)	56,750	87,030
Hitachi Ltd. (Japan)	241,000	1,645,995
Innolux Corp. (Taiwan)	185,000	92,171
Keyence Corp. (Japan)	4,200	2,291,927
KH Vatec Co. Ltd. (South Korea)	4,018	115,788
Partron Co. Ltd. (South Korea)	3,765	48,400
Samart Corp. PCL (Thailand), NVDR	115,200	106,038
TE Connectivity Ltd. (Switzerland)(u)	26,843	1,922,496
Truly International Holdings Ltd. (Hong Kong)	124,000	57,740
Zhen Ding Technology Holding Ltd. (Taiwan)	36,000	117,235

		9,396,848

Energy Equipment & Services — 0.5%
Baker Hughes, Inc.(u)	40,032	2,545,234
Cameron International Corp.*	20,200	911,424
Dril-Quip, Inc.*	11,088	758,308
Gulf International Services QSC (Qatar)	3,365	88,547
Halliburton Co.(u)	6,618	290,398
National Oilwell Varco, Inc.	31,000	1,549,690
Schlumberger Ltd.(u)	73,800	6,157,872
Technip SA (France)	19,620	1,186,766
Weatherford International PLC*(u)	15,860	195,078

		13,683,317

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.(u)	9,377	1,420,569
CVS Health Corp.	40,146	4,143,468
Distribuidora Internacional de Alimentacion SA (Spain)	126,831	989,780
Kroger Co. (The)(u)	50,448	3,867,344
Seven & I Holdings Co. Ltd. (Japan)	44,900	1,886,845
Sprouts Farmers Market, Inc.*(a)	60,492	2,131,133
Sun Art Retail Group Ltd. (China)	637,000	554,870
Walgreens Boots Alliance, Inc.	12,400	1,050,032

		16,044,041

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products — 0.7%
Archer-Daniels-Midland Co.	24,400	$1,156,560
Bunge Ltd.	4,500	370,620
Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)*	330,000	18,729
Daesang Corp. (South Korea)	2,005	75,608
Hershey Co. (The)(u)	13,055	1,317,380
Ingredion, Inc.	5,400	420,228
JBS SA (Brazil)	22,110	98,304
Mondelez International, Inc. (Class A Stock)(u)	53,185	1,919,446
Nestle SA (Switzerland)	104,873	7,897,193
NH Foods Ltd. (Japan)	48,000	1,106,095
Pilgrim’s Pride Corp.(a)	10,500	237,195
Post Holdings, Inc.*(a)	24,200	1,133,528
Thai Union Frozen Products PCL (Thailand), NVDR	364,900	225,293
TreeHouse Foods, Inc.*	13,200	1,122,264
Tyson Foods, Inc. (Class A Stock)	27,800	1,064,740
Unilever PLC (United Kingdom)	41,352	1,725,341

		19,888,524

Gas Utilities — 0.1%
AGL Resources, Inc.(u)	4,555	226,156
ENN Energy Holdings Ltd. (China)	252,000	1,547,374
Questar Corp.(u)	7,150	170,599
UGI Corp.	47,550	1,549,655

		3,493,784

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories(u)	38,348	1,776,662
Baxter International, Inc.	5,210	356,885
Becton, Dickinson and Co.	8,000	1,148,720
Boston Scientific Corp.*(u)	266,187	4,724,819
Essilor International SA (France)	11,517	1,322,320
Medtronic PLC	17,400	1,357,026
Novadaq Technologies, Inc. (Canada)*	79,243	1,286,906
Smith & Nephew PLC (United Kingdom)	106,747	1,820,195
Stryker Corp.	20,744	1,913,634

		15,707,167

Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.*(a)	31,864	2,281,462
Aetna, Inc.(u)	51,740	5,511,862
Anthem, Inc.	26,198	4,045,233
Cigna Corp.(u)	34,251	4,433,449
Community Health Systems, Inc.*	11,259	588,621
Envision Healthcare Holdings, Inc.*	41,700	1,599,195
Fresenius Medical Care AG & Co. KGaA (Germany)	17,770	1,477,068
HCA Holdings, Inc.*	33,058	2,486,953
Humana, Inc.(u)	35,987	6,406,406
Jintian Pharmaceutical Group Ltd. (China)	154,000	59,082
LifePoint Hospitals, Inc.*	7,500	550,875
McKesson Corp.(u)	33,800	7,645,560
National Healthcare Corp.	11,910	758,786
Netcare Ltd. (South Africa)	45,125	154,748
Omnicare, Inc.	15,100	1,163,606
Sinopharm Group Co. Ltd. (China) (Class H Stock)	40,400	164,503
UnitedHealth Group, Inc.(u)	113,895	13,472,640

		52,800,049

	Shares	Value
COMMON STOCKS (Continued)
Health Care Technology
Cerner Corp.*(u)	1,848	$135,384
Veeva Systems, Inc. (Class A Stock)*(a)	39,478	1,007,873

		1,143,257

Hotels, Restaurants & Leisure — 0.6%
Accor SA (France)	28,030	1,461,649
Carnival Corp.(u)	22,559	1,079,223
ClubCorp Holdings, Inc.	23,900	462,704
Dunkin’ Brands Group, Inc.(a)	6,144	292,209
Hilton Worldwide Holdings, Inc.*	72,958	2,161,016
InterContinental Hotels Group PLC (United Kingdom)	31,897	1,244,094
La Quinta Holdings, Inc.*	37,200	880,896
OPAP SA (Greece)	6,365	59,408
Restaurant Brands International, Inc. (Canada)	26,234	1,007,648
REXLot Holdings Ltd. (Hong Kong)	700,000	52,285
Royal Caribbean Cruises Ltd.(u)	37,303	3,053,251
Sands China Ltd. (Hong Kong)	485,200	2,006,416
Starbucks Corp.(u)	51,502	4,877,239
Wynn Macau Ltd. (Macau)	193,600	418,393

		19,056,431

Household Durables — 0.6%
Berkeley Group Holdings PLC (United Kingdom)	18,994	742,202
Coway Co. Ltd. (South Korea)	3,195	262,964
D.R. Horton, Inc.(u)	6,629	188,794
Electrolux AB (Sweden) (Class B Stock)	61,561	1,758,700
Harman International Industries, Inc.(u)	28,704	3,835,715
Jarden Corp.*	14,475	765,728
Mohawk Industries, Inc.*	9,756	1,812,177
Persimmon PLC (United Kingdom)*	12,724	313,562
PulteGroup, Inc.(u)	84,832	1,885,816
Sekisui House Ltd. (Japan)	159,200	2,311,590
Skyworth Digital Holdings Ltd. (Hong Kong)	178,000	139,814
Steinhoff International Holdings Ltd. (South Africa)	71,113	445,081
Toll Brothers, Inc.*(u)	80,841	3,180,285

		17,642,428

Household Products — 0.4%
Colgate-Palmolive Co.	12,551	870,286
Energizer Holdings, Inc.	13,830	1,909,231
Kimberly-Clark Corp.(u)	2,833	303,443
Procter & Gamble Co. (The)(u)	77,862	6,380,013
Reckitt Benckiser Group PLC (United Kingdom)	26,982	2,317,894

		11,780,867

Independent Power & Renewable Electricity Producers
Dynegy, Inc.*	1,000	31,423
Huadian Power International Corp. Ltd. (China) (Class H Stock)	328,000	273,616
Huaneng Power International, Inc. (China) (Class H Stock)	200,000	237,536

		542,575

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	49,658	4,599,821
Danaher Corp.	12,000	1,018,800
Hutchison Whampoa Ltd. (Hong Kong)	146,000	2,023,685

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
KOC Holding A/S (Turkey)	49,820	$226,613
SK Holdings Co. Ltd. (South Korea)	1,745	267,009

		8,135,928

Insurance — 2.3%
ACE Ltd.(u)	80,992	9,029,798
Aegon NV (Netherlands)	178,252	1,407,412
Alleghany Corp.*	2,073	1,009,551
Allianz SE (Germany)	25,144	4,365,398
Allied World Assurance Co. Holdings AG	21,600	872,640
Allstate Corp. (The)	21,710	1,545,101
American International Group, Inc.(u)	98,734	5,409,636
AmTrust Financial Services, Inc.	15,913	906,802
Arthur J Gallagher & Co.(u)	2,588	120,989
Assicurazioni Generali SpA (Italy)	54,632	1,074,179
Assurant, Inc.(u)	2,877	176,677
Aviva PLC (United Kingdom)	181,448	1,452,101
AXA SA (France)	243,507	6,128,847
CNO Financial Group, Inc.	55,900	962,598
Everest Re Group Ltd.(u)	3,003	522,522
Hartford Financial Services Group, Inc. (The)	48,400	2,024,088
Lancashire Holdings Ltd. (United Kingdom)	7,541	70,037
Lincoln National Corp.(u)	14,104	810,416
Loews Corp.	84,100	3,433,803
Marsh & McLennan Cos., Inc.	85,854	4,815,551
MetLife, Inc.(u)	44,767	2,262,971
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	8,751	1,880,427
Old Republic International Corp.	43,000	642,420
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	73,500	881,752
Prudential PLC (United Kingdom)	241,900	6,002,829
RenaissanceRe Holdings Ltd.(u)	1,109	110,601
Sompo Japan Nipponkoa Holdings, Inc. (Japan)	48,100	1,495,350
Swiss Re AG (Switzerland)	18,211	1,756,596
Travelers Cos., Inc. (The)	21,600	2,335,608
Unum Group	43,700	1,474,001
W.R. Berkley Corp.	9,100	459,641
XL Group PLC (Ireland)(u)	23,253	855,711
Zurich Insurance Group AG (Switzerland)*	7,400	2,501,216

		68,797,269

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*(u)	15,328	5,703,549
Expedia, Inc.	26,100	2,456,793
GS Home Shopping, Inc. (South Korea)	335	66,968
Netflix, Inc.*	5,224	2,176,789
Priceline Group, Inc. (The)*	3,191	3,714,803
Wayfair, Inc. (Class A Stock)*(a)	34,340	1,103,001

		15,221,903

Internet Software & Services — 1.1%
Baidu, Inc. (China), ADR*	740	154,216
CoStar Group, Inc.*	9,098	1,799,857
Dealertrack Technologies, Inc.*(a)	43,601	1,679,511
Facebook, Inc. (Class A Stock)*(u)	149,995	12,331,839
Google, Inc. (Class A Stock)*(u)	8,148	4,519,696
Google, Inc. (Class C Stock)*(u)	20,305	11,127,140
NetEase, Inc. (China), ADR	2,870	302,211

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Tencent Holdings Ltd. (China)	13,100	$248,768
VeriSign, Inc.*(a)	5,400	361,638
Yahoo!, Inc.*	31,600	1,404,146

		33,929,022

IT Services — 1.0%
Accenture PLC (Class A Stock)(u)	42,066	3,941,164
Alliance Data Systems Corp.*(u)	16,041	4,752,146
Booz Allen Hamilton Holding Corp.	571	16,525
Cognizant Technology Solutions Corp. (Class A Stock)*(u)	37,104	2,314,918
Computer Sciences Corp.	22,200	1,449,216
Fidelity National Information Services, Inc.(u)	31,216	2,124,561
Gartner, Inc.*	19,510	1,635,913
Global Payments, Inc.	900	82,512
HCL Technologies Ltd. (India)	23,415	365,782
Leidos Holdings, Inc.	23,000	965,080
MasterCard, Inc. (Class A Stock)	61,796	5,338,556
VeriFone Systems, Inc.*	44,810	1,563,421
Visa, Inc. (Class A Stock)(a)	89,472	5,852,364

		30,402,158

Life Sciences Tools & Services — 0.1%
Fluidigm Corp.*	29,379	1,236,856
Illumina, Inc.*	15,250	2,831,010

		4,067,866

Machinery — 0.7%
Cummins, Inc.(u)	5,451	755,727
DMG Mori Seiki Co. Ltd. (Japan)	91,700	1,405,031
Dover Corp.	29,100	2,011,392
FANUC Corp. (Japan)	7,000	1,528,197
Illinois Tool Works, Inc.	27,200	2,642,208
Ingersoll-Rand PLC	12,649	861,144
Komatsu Ltd. (Japan)	60,800	1,191,843
Kubota Corp. (Japan)	118,000	1,864,271
Makita Corp. (Japan)	26,400	1,368,056
PACCAR, Inc.(u)	59,552	3,760,113
Pall Corp.	22,808	2,289,695
Parker-Hannifin Corp.(u)	4,085	485,216
SMC Corp. (Japan)	5,674	1,689,512
SPX Corp.(u)	7,166	608,394

		22,460,799

Marine — 0.1%
Kirby Corp.*	7,300	547,865
Mitsui OSK Lines Ltd. (Japan)	225,000	763,129
Wan Hai Lines Ltd. (Taiwan)	126,000	155,329

		1,466,323

Media — 1.5%
CBS Corp. (Class B Stock)(u)	50,622	3,069,184
Charter Communications, Inc. (Class A Stock)*(u)	20,212	3,903,140
Comcast Corp. (Class A Stock)(u)	72,742	4,107,741
CTC Media, Inc. (Russia)	8,800	34,848
Dentsu, Inc. (Japan)	59,000	2,523,936
DISH Network Corp. (Class A Stock)*(u)	80,102	5,611,946
Entercom Communications Corp. (Class A Stock)*(a)	27,146	329,824
Gannett Co., Inc.	29,500	1,093,860

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Media General, Inc.*	2,700	$44,523
Naspers Ltd. (South Africa) (Class N Stock)	9,810	1,504,766
Omnicom Group, Inc.	11,700	912,366
Publicis Groupe SA (France)	35,745	2,757,952
RS PCL (Thailand), NVDR	98,100	46,696
Sirius XM Holdings, Inc.*(u)	90,992	347,589
Smiles SA (Brazil)	7,710	121,392
Time Warner, Inc.(u)	107,232	9,054,670
Time, Inc.	36,200	812,331
Twenty-First Century Fox, Inc. (Class A Stock)	88,938	3,009,662
Twenty-First Century Fox, Inc. (Class B Stock)(u)	73,741	2,424,604
UBM PLC (United Kingdom)	118,269	926,273
Viacom, Inc. (Class B Stock)	13,160	898,828
Walt Disney Co. (The)(u)	4,450	466,761
WPP PLC (United Kingdom)	97,195	2,207,349

		46,210,241

Metals & Mining — 0.4%
Alcoa, Inc.(u)	88,168	1,139,131
BHP Billiton Ltd. (Australia)	88,222	2,050,634
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	149,870	232,923
Glencore PLC (Switzerland)*	366,325	1,546,523
Korea Zinc Co. Ltd. (South Korea)	425	162,508
MMC Norilsk Nickel OJSC (Russia), ADR	21,960	389,790
Nippon Steel & Sumitomo Metal Corp. (Japan)	302,000	759,350
Norsk Hydro ASA (Norway)	164,147	862,811
Rio Tinto Ltd. (United Kingdom)	20,266	878,125
Rio Tinto PLC (United Kingdom)	87,203	3,595,963
Seah Besteel Corp. (South Korea)	1,890	56,751
United States Steel Corp.(a)(u)	59,247	1,445,627

		13,120,136

Multiline Retail — 0.3%
Big Lots, Inc.	1,600	76,848
Dillard’s, Inc. (Class A Stock)	3,900	532,389
Dollar General Corp.*(u)	5,422	408,710
Kohl’s Corp.	69,794	5,461,381
Next PLC (United Kingdom)	6,788	705,939
Target Corp.	13,000	1,066,910

		8,252,177

Multi-Utilities — 0.3%
CenterPoint Energy, Inc.(u)	26,813	547,253
Centrica PLC (United Kingdom)	185,520	693,898
CMS Energy Corp.(u)	35,858	1,251,803
E.ON SE (Germany)	61,779	918,584
National Grid PLC (United Kingdom)	87,086	1,119,577
NiSource, Inc.(u)	15,450	682,272
PG&E Corp.(u)	33,626	1,784,532
Sempra Energy	15,700	1,711,614
Suez Environnement Co. (France)	31,799	547,466

		9,256,999

Oil, Gas & Consumable Fuels — 1.9%
Anadarko Petroleum Corp.(u)	20,280	1,679,387
Antero Resources Corp.*(a)	11,445	404,237
BG Group PLC (United Kingdom)	370,894	4,552,235
Bharat Petroleum Corp. Ltd. (India)	12,355	160,195

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Chevron Corp.	3,939	$413,516
CNOOC Ltd. (China) (Class H Stock)	1,139,000	1,607,499
Concho Resources, Inc.*(u)	32,219	3,734,827
CONSOL Energy, Inc.	51,200	1,427,968
Denbury Resources, Inc.(a)	58,800	428,652
Devon Energy Corp.	37,400	2,255,594
EOG Resources, Inc.(u)	24,083	2,208,170
EQT Corp.(u)	8,836	732,239
Exxon Mobil Corp.	76,130	6,471,050
Kinder Morgan, Inc.	21,900	921,114
Lukoil OAO (Russia), ADR	9,900	454,707
Marathon Oil Corp.(u)	29,526	770,924
Marathon Petroleum Corp.	22,110	2,263,843
Oasis Petroleum, Inc.*(a)	34,600	492,012
Occidental Petroleum Corp.(u)	115,316	8,418,068
Oil & Natural Gas Corp. Ltd. (India)*	17,840	87,325
Oil Search Ltd. (Australia)	170,466	930,098
PBF Energy, Inc. (Class A Stock)	38,700	1,312,704
Phillips 66	40,768	3,204,365
Pioneer Natural Resources Co.(u)	5,047	825,235
PTT PCL (Thailand), NVDR	37,200	369,018
Range Resources Corp.	32,069	1,668,871
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	128,380	3,830,674
Southwestern Energy Co.*(a)	80,752	1,872,639
Statoil ASA (Norway)	83,170	1,470,563
Tatneft OAO (Russia), ADR	8,850	262,009
TransCanada Corp. (Canada)(u)	4,822	205,996
Tullow Oil PLC (United Kingdom)	50,950	213,592
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	7,375	174,726
Valero Energy Corp.	26,900	1,711,378

		57,535,430

Paper & Forest Products — 0.1%
International Paper Co.	5,300	294,097
KapStone Paper and Packaging Corp.	27,900	916,236
Stora Enso OYJ (Finland) (Class R Stock)	65,411	672,556
UPM-Kymmene OYJ (Finland)	59,632	1,158,463
Verso Corp.*	3,035	5,463

		3,046,815

Personal Products
Amorepacific Corp. (South Korea)	65	196,396
Herbalife Ltd.*(a)	4,900	209,524

		405,920

Pharmaceuticals — 2.8%
Actavis PLC*(u)	13,908	4,139,284
Astellas Pharma, Inc. (Japan)	95,700	1,568,035
AstraZeneca PLC (United Kingdom)	39,534	2,712,750
Bayer AG (Germany)	44,208	6,614,194
Bristol-Myers Squibb Co.(u)	55,318	3,568,012
GlaxoSmithKline PLC (United Kingdom)	40,138	923,970
Johnson & Johnson	102,149	10,276,189
Merck & Co., Inc.	112,878	6,488,227
Mylan NV*	30,656	1,819,434
Nektar Therapeutics*(a)	66,289	729,179
Novartis AG (Switzerland)	97,813	9,654,191
Novo Nordisk A/S (Denmark) (Class B Stock)	45,223	2,414,175

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Perrigo Co. PLC	3,033	$502,113
Pfizer, Inc.(u)	301,674	10,495,238
Roche Holding AG (Switzerland)	29,926	8,223,428
Sanofi (France)	48,005	4,740,909
Shire PLC (Ireland)	24,800	1,977,125
Teva Pharmaceutical Industries Ltd. (Israel), ADR	25,175	1,568,404
Valeant Pharmaceuticals International, Inc.*	22,821	4,532,707
Wockhardt Ltd. (India)	5,685	169,189

		83,116,753

Professional Services — 0.1%
Equifax, Inc.	15,900	1,478,700

Real Estate Investment Trusts (REITs) — 3.7%
American Homes 4 Rent (Class A Stock)	44,466	735,912
American Residential Properties, Inc.*	35,900	645,841
American Tower Corp.(u)	19,120	1,800,148
Apartment Investment & Management Co. (Class A Stock)	66,281	2,608,820
Associated Estates Realty Corp.	5,200	128,336
AvalonBay Communities, Inc.(u)	40,854	7,118,810
Aviv REIT, Inc.	34,800	1,270,200
Boston Properties, Inc.(u)	42,111	5,915,753
Brixmor Property Group, Inc.(u)	160,211	4,253,602
DCT Industrial Trust, Inc.(a)	24,525	850,037
DiamondRock Hospitality Co.	98,400	1,390,392
Douglas Emmett, Inc.(u)	69,795	2,080,589
EastGroup Properties, Inc.	10,500	631,470
Equity One, Inc.	85,500	2,281,995
Equity Residential	33,700	2,623,882
Essex Property Trust, Inc.	14,360	3,301,364
Excel Trust, Inc.	41,100	576,222
Extra Space Storage, Inc.	32,500	2,196,025
FelCor Lodging Trust, Inc.	68,300	784,767
General Growth Properties, Inc.	122,400	3,616,920
Goodman Group (Australia)	322,087	1,550,897
HCP, Inc.	54,300	2,346,303
Health Care REIT, Inc.	56,450	4,366,972
Healthcare Realty Trust, Inc.(u)	68,183	1,894,124
Highwoods Properties, Inc.	29,000	1,327,620
Kilroy Realty Corp.	28,800	2,193,696
Kimco Realty Corp.	40,700	1,092,795
LaSalle Hotel Properties	75,700	2,941,702
Liberty Property Trust(u)	55,074	1,966,142
Macerich Co. (The)	13,900	1,172,187
Mid-America Apartment Communities, Inc.	25,800	1,993,566
National Retail Properties, Inc.(a)	49,300	2,019,821
NorthStar Realty Finance Corp.(a)	30,700	556,284
Omega Healthcare Investors, Inc.(a)	15,550	630,863
Parkway Properties, Inc.	77,900	1,351,565
Pennsylvania Real Estate Investment Trust	32,200	748,006
Prologis, Inc.(u)	167,951	7,315,946
Public Storage	18,720	3,690,461
Rayonier, Inc.	34,066	918,419
Regency Centers Corp.(u)	46,589	3,169,916
Simon Property Group, Inc.	38,858	7,602,179
SL Green Realty Corp.	19,050	2,445,639
Spirit Realty Capital, Inc.	192,300	2,322,984
Strategic Hotels & Resorts, Inc.*	157,200	1,953,996
Sunstone Hotel Investors, Inc.	90,915	1,515,553
Taubman Centers, Inc.	14,250	1,099,103

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas, Inc.	12,738	$930,129
Vornado Realty Trust	18,225	2,041,200
Weingarten Realty Investors	43,800	1,575,924
Westfield Corp. (Australia)	187,155	1,356,333
Weyerhaeuser Co.	35,100	1,163,565

		112,064,975

Real Estate Management & Development — 0.6%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	23,100	1,238,391
CBRE Group, Inc. (Class A Stock)*	101,275	3,920,355
China Overseas Land & Investment Ltd. (China)	894,000	2,887,081
CK Hutchison Holdings Ltd. (Hong Kong)	133,000	2,717,260
Daiwa House Industry Co. Ltd. (Japan)	106,000	2,089,288
Deutsche Wohnen AG (Germany)	90,023	2,302,486
Hang Lung Properties Ltd. (Hong Kong)	332,000	932,754
Mitsui Fudosan Co. Ltd. (Japan)	108,000	3,171,746
Quality Houses PCL (Thailand), NVDR	701,400	81,352
Suplai PLC (Thailand), NVDR	85,900	56,633

		19,397,346

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)(u)	7,138	1,304,113
CSX Corp.(u)	18,528	613,648
East Japan Railway Co. (Japan)	19,900	1,594,667
Old Dominion Freight Line, Inc.*	24,503	1,894,082
Union Pacific Corp.(u)	65,446	7,088,456

		12,494,966

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Semiconductor Engineering, Inc. (Taiwan)	281,000	380,512
Analog Devices, Inc.	18,700	1,178,100
Applied Materials, Inc.(u)	20,586	464,420
ARM Holdings PLC (United Kingdom)	180,631	2,933,665
ASML Holding NV (Netherlands)	35,575	3,606,561
Avago Technologies Ltd. (Singapore)(u)	89,699	11,389,979
Broadcom Corp. (Class A Stock)(u)	62,795	2,718,710
Freescale Semiconductor Ltd.*(u)	24,374	993,485
Inotera Memories, Inc. (Taiwan)*	157,000	208,393
KLA-Tencor Corp.(u)	84,393	4,919,268
Lam Research Corp.(u)	121,294	8,519,084
Micron Technology, Inc.*(a)(u)	28,100	762,353
NXP Semiconductor NV (Netherlands)*(u)	41,855	4,200,568
Radiant Opto-Electronics Corp. (Taiwan)	32,000	99,372
Realtek Semiconductor Corp. (Taiwan)	45,950	146,354
SK Hynix, Inc. (South Korea)	9,795	400,093
Skyworks Solutions, Inc.(u)	2,501	245,823
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	109,965	2,581,978
Texas Instruments, Inc.	34,700	1,984,320
Vanguard International Semiconductor Corp. (Taiwan)	64,000	108,638
Wonik IPS Co. Ltd. (South Korea)*	10,495	104,716

		47,946,392

Software — 1.4%
Activision Blizzard, Inc.	23,800	540,855
Adobe Systems, Inc.*(u)	79,074	5,846,732
Com2uSCorp (South Korea)*	560	96,959
Electronic Arts, Inc.*	29,375	1,727,691

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Guidewire Software, Inc.*	27,412	$1,442,145
Microsoft Corp.(u)	353,199	14,359,305
Mobileye NV (Israel)*	14,080	591,782
NetSuite, Inc.*(a)	8,430	781,967
Oracle Corp.	135,074	5,828,443
Perfect World Co. Ltd. (China), ADR	4,725	87,792
Rovi Corp.*(a)	40,901	744,807
SAP SE (Germany)	62,122	4,489,997
ServiceNow, Inc.*	17,211	1,355,883
Symantec Corp.	56,100	1,310,777
VMware, Inc. (Class A Stock)*(u)	2,672	219,131
Workday, Inc. (Class A Stock)*(a)(u)	13,371	1,128,646

		40,552,912

Specialty Retail — 1.4%
AutoZone, Inc.*(u)	6,274	4,279,872
Bed Bath & Beyond, Inc.*	20,200	1,550,855
Best Buy Co., Inc.(u)	127,966	4,835,835
Dixons Carphone PLC (United Kingdom)	171,383	1,048,146
GameStop Corp. (Class A Stock)(a)	41,005	1,556,550
Gap, Inc. (The)	30,700	1,330,231
GOME Electrical Appliances Holding Ltd. (China)	583,000	83,981
Home Depot, Inc. (The)(u)	78,857	8,958,944
Kingfisher PLC (United Kingdom)	280,084	1,580,247
Lowe’s Cos., Inc.(u)	96,165	7,153,714
Neebo, Inc.*	1,680	6,846
Tiffany & Co.(u)	17,283	1,521,077
TJX Cos., Inc. (The)(u)	41,090	2,878,354
Ulta Salon Cosmetics & Fragrance, Inc.*	17,422	2,628,109
Urban Outfitters, Inc.*	47,161	2,152,900

		41,565,661

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.(u)	240,764	29,958,265
Catcher Technology Co. Ltd. (Taiwan)	39,000	407,871
Chicony Electronics Co. Ltd. (Taiwan)	65,716	183,873
Hewlett-Packard Co.	94,400	2,941,504
Lenovo Group Ltd. (China)	252,000	367,217
Nimble Storage, Inc.*(a)	37,650	839,971
Pegatron Corp. (Taiwan)	102,000	275,201
Samsung Electronics Co. Ltd. (South Korea)	3,014	3,908,414
Samsung Electronics Co. Ltd. (South Korea), GDR, RegS	2,355	1,516,620
SanDisk Corp.(u)	10,158	646,252
TCL Communication Technology Holdings Ltd. (China)	53,000	53,355
Western Digital Corp.	10,200	928,302

		42,026,845

Textiles, Apparel & Luxury Goods — 0.6%
Anta Sports Products Ltd. (China)	74,000	135,350
Belle International Holdings Ltd. (Hong Kong)	138,000	161,091
Burberry Group PLC (United Kingdom)	61,240	1,572,666
Cie Financiere Richemont SA (Switzerland), RegS	27,929	2,244,120
Hanesbrands, Inc.	91,600	3,069,516
Hermes International (France)	470	165,949
Kering (France)	3,618	706,299

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Lululemon Athletica, Inc.*(u)	15,058	$964,013
LVMH Moet Hennessy Louis Vuitton SE (France)	8,883	1,563,252
Michael Kors Holdings Ltd.*	50,053	3,290,985
PVH Corp.	4,961	528,644
Ralph Lauren Corp.(u)	4,939	649,479
VF Corp.(u)	3,270	246,264
Wolverine World Wide, Inc.(a)	45,013	1,505,685

		16,803,313

Thrifts & Mortgage Finance
Housing Development Finance Corp. Ltd. (India)	20,300	426,811
Hudson City Bancorp, Inc.	88,200	924,336

		1,351,147

Tobacco — 0.4%
British American Tobacco PLC (United Kingdom)	87,380	4,524,869
Imperial Tobacco Group PLC (United Kingdom)	34,127	1,497,018
Japan Tobacco, Inc. (Japan)	104,700	3,310,077
KT&G Corp. (South Korea)	4,315	344,982
Philip Morris International, Inc.(u)	24,880	1,874,210

		11,551,156

Trading Companies & Distributors — 0.3%
HD Supply Holdings, Inc.*	81,937	2,552,747
Rush Enterprises, Inc. (Class A Stock)*	23,718	648,924
W.W. Grainger, Inc.(a)	7,400	1,744,994
Wolseley PLC (United Kingdom)	62,143	3,672,915

		8,619,580

Transportation Infrastructure
Anhui Expressway Co. Ltd. (China) (Class H Stock)	44,000	30,526
General Maritime Corp.*	148	1,154
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	22,415	147,288
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	102,000	79,860
Shenzhen International Holdings Ltd. (China)	66,750	100,660
TAV Havalimanlari Holding A/S (Turkey)*	11,780	98,420
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	90,000	119,133

		577,041

Water Utilities
Guangdong Investment Ltd. (China)	136,000	178,346
Pennon Group PLC (United Kingdom)	52,718	643,906

		822,252

Wireless Telecommunication Services — 0.4%
China Mobile Ltd. (China)	75,000	977,430
KDDI Corp. (Japan)	109,800	2,480,660
MegaFon OAO (Russia), GDR, RegS	8,915	142,640
Mobile Telesystems OJSC (Russia), ADR	21,160	213,716
MTN Group Ltd. (South Africa)	26,965	454,553
SBA Communications Corp. (Class A Stock)*(u)	5,784	677,306
SK Telecom Co. Ltd. (South Korea)	1,195	294,050

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
T-Mobile US, Inc.*(u)	3,512	$111,295
VimpelCom Ltd. (Netherlands), ADR(a)	12,280	64,347
Vodafone Group PLC (United Kingdom)	1,909,750	6,249,296

		11,665,293

TOTAL COMMON STOCKS (cost $1,185,236,025)		1,381,037,336

PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	10,370	2,750,139

Banks
Banco do Estado do Rio Grande do Sul SA (Brazil) (PRFC B)	14,110	49,118
Itau Unibanco Holding SA (Brazil), ADR (PRFC)	47,404	524,288

		573,406

Consumer Finance
Ally Financial, Inc., Series G, 7.000%	125	128,301

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125%	3,000	78,750

Food & Staples Retailing
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil), ADR (PRFC)	4,115	122,709

Household Products — 0.2%
Henkel AG & Co. KGaA (Germany) (PRFC)	33,541	3,939,755

Insurance
XLIT Ltd. (Ireland), Series D, 3.395%	350	289,078

Machinery
Randon Participacoes SA (Brazil) (PRFC)	5,232	5,459

TOTAL PREFERRED STOCKS (cost $5,377,667)		7,887,597

	Units
WARRANTS*
Specialty Retail
Neebo, Inc. (Class A Stock), expiring 06/20/19	1,980	—
Neebo, Inc. (Class B Stock), expiring 06/20/19	4,243	—

		—

	Units	Value
WARRANTS* (Continued)
Transportation Infrastructure
General Maritime Corp., expiring 05/17/17	230	$—

TOTAL WARRANTS (cost $1)		—

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.9%
Non-Residential Mortgage-Backed Securities — 0.3%
Ally Auto Receivables Trust,
Series 2012-3, Class A3
0.850%	08/15/16	160	159,715
Series 2012-4, Class A3
0.590%	01/17/17	514	514,407
American Credit Acceptance Receivables Trust,
Series 2013-2, Class A, 144A
1.320%	02/15/17	138	137,645
AmeriCredit Automobile Receivables Trust,
Series 2013-4, Class A2
0.740%	11/08/16	24	23,758
Carfinance Capital Auto Trust,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	70	69,747
Series 2013-2A, Class A, 144A
1.750%	11/15/17	305	305,434
CPS Auto Receivables Trust,
Series 2011-C, Class A, 144A
4.210%	03/15/19	41	41,768
Series 2012-C, Class A, 144A
1.820%	12/16/19	211	212,099
Series 2012-D, Class A, 144A
1.480%	03/16/20	187	187,045
Series 2013-A, Class A, 144A
1.310%	06/15/20	395	392,449
Series 2013-C, Class A, 144A
1.640%	04/16/18	908	908,492
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A, 144A
1.520%	03/16/20	220	220,038
Exeter Automobile Receivables Trust,
Series 2012-2A, Class A, 144A
1.300%	06/15/17	24	24,327
Series 2013-1A, Class A, 144A
1.290%	10/16/17	186	186,156
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	359	359,142
Series 2013-2, Class A, 144A
1.940%	01/15/19	751	752,455
Ford Credit Auto Owner Trust,
Series 2013-C, Class A3
0.820%	12/15/17	1,164	1,165,686
Honda Auto Receivables Owner Trust,
Series 2012-1, Class A4
0.970%	04/16/18	675	675,306
Huntington Auto Trust,
Series 2012-1, Class A3
0.810%	09/15/16	43	42,926

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Hyundai Auto Receivables Trust,
Series 2012-B, Class A3
0.620%	09/15/16	59	$59,134
Series 2013-A, Class A3
0.560%	07/17/17	1,034	1,033,736
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Class A3
0.590%	02/15/16	315	315,014
Mercedes-Benz Auto Receivables Trust,
Series 2013-1, Class A3
0.780%	08/15/17	726	726,775
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC3, Class A1
0.308%(c)	09/25/36	222	147,482
Series 2007-NC2, Class A2B
0.314%(c)	01/25/37	86	60,799
SNAAC Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.140%	07/16/18	11	11,021
Toyota Auto Receivables Owner Trust,
Series 2013-A, Class A3
0.550%	01/17/17	619	618,765
USAA Auto Owner Trust,
Series 2012-1, Class A3
0.430%	08/15/16	68	67,999
World Omni Auto Receivables Trust,
Series 2012-A, Class A3
0.640%	02/15/17	269	268,870

			9,688,190

Residential Mortgage-Backed Securities — 0.6%
ABFC Trust,
Series 2005-HE2, Class M3
0.954%(c)	06/25/35	110	100,877
Series 2006-OPT2, Class A2
0.314%(c)	10/25/36	380	323,072
Accredited Mortgage Loan Trust,
Series 2003-3, Class A1
5.210%	01/25/34	175	170,238
Series 2006-2, Class A3
0.324%(c)	09/25/36	112	110,555
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM1, Class A2B
0.264%(c)	07/25/36	371	135,845
Series 2006-NC3, Class A2B
0.284%(c)	12/25/36	98	40,313
Ameriquest Mortgage Securities Trust,
Series 2006-M3, Class A2B
0.274%(c)	10/25/36	163	71,308
Series 2006-M3, Class A2C
0.334%(c)	10/25/36	267	117,796
Series 2006-M3, Class A2D
0.414%(c)	10/25/36	99	44,223
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD1, Class A
1.074%(c)	12/25/33	250	233,207
Carrington Mortgage Loan Trust,
Series 2006-FRE2, Class A2
0.291%(c)	10/25/36	224	133,912

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-NC2, Class A3
0.321%(c)	06/25/36	230	$188,626
Centex Home Equity Loan Trust,
Series 2004-D, Class AF4
4.680%	06/25/32	291	297,629
Citigroup Mortgage Loan Trust,
Series 2007-AMC1, Class A2A
0.224%(c)	12/25/36	30	17,005
Series 2007-AMC4, Class A2B
0.314%(c)	05/25/37	150	144,193
Countrywide Asset-Backed Certificates,
Series 2005-12, Class 1A4
5.323%(c)	02/25/36	74	73,903
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-CF2, Class 1A2, 144A
5.150%	01/25/43	131	132,289
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB4, Class AV4
0.408%(c)	05/25/36	66	50,284
Series 2006-CB8, Class A1
0.310%(c)	10/25/36	256	199,708
Ellington Loan Acquisition Trust,
Series 2007-1, Class A2B, 144A
1.068%(c)	05/28/37	81	79,817
Equity One Mortgage Pass-Through Trust,
Series 2003-2, Class M1
5.050%(c)	09/25/33	126	126,935
Fieldstone Mortgage Investment Trust,
Series 2006-2, Class 2A3
0.440%(c)	07/25/36	81	46,321
First Franklin Mortgage Loan Trust,
Series 2006-FF16, Class 2A3
0.308%(c)	12/25/36	222	137,272
Fortress Opportunities Residential Transaction,
Series 2013-1A, Class A1N, 144A
3.960%	10/25/33(g)	45	45,229
Series 2013-1A, Class AR, 144A
4.210%	10/25/18(g)	27	26,697
Fremont Home Loan Trust,
Series 2006-B, Class 2A3
0.328%(c)	08/25/36	346	141,648
Series 2006-C, Class 2A2
0.324%(c)	10/25/36	198	97,485
GMAT Trust,
Series 2013-1A, Class A, 144A
3.967%	11/25/43	328	327,663
GSAA Home Equity Trust,
Series 2007-5, Class 1AV1
0.274%(c)	03/25/47	111	57,809
Series 2007-5, Class 2A1A
0.288%(c)	04/25/47	97	75,897
GSAMP Trust,
Series 2006-FM2, Class A2C
0.324%(c)	09/25/36	70	32,476
Series 2006-FM2, Class A2D
0.414%(c)	09/25/36	114	54,024
Series 2006-HE3, Class A2C
0.334%(c)	05/25/46	184	165,573
Series 2007-HE1, Class A2C

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
0.324%(c)	03/25/47	400	$330,459
Series 2007-NC1, Class A2C
0.324%(c)	12/25/46	127	74,417
HLSS Servicer Advance Receivables Backed Notes,
Series 2012-T2, Class A2, 144A
1.990%	10/15/45	365	364,197
Series 2013-T2, Class A2, 144A
1.147%	05/16/44	2,625	2,621,325
Home Equity Asset Trust,
Series 2005-8, Class M1
0.601%(c)	02/25/36	240	209,637
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A
0.304%(c)	08/25/36	231	185,903
Series 2006-D, Class 2A3
0.334%(c)	11/25/36	150	92,281
Series 2006-E, Class 2A3
0.344%(c)	04/25/37	264	175,565
Series 2007-B, Class 2A3
0.371%(c)	07/25/37	297	186,234
IXIS Real Estate Capital Trust,
Series 2005-HE2, Class M4
1.104%(c)	09/25/35	45	41,589
MASTR Asset-Backed Securities Trust,
Series 2006-WMC2, Class A4
0.324%(c)	04/25/36	303	137,069
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M3
0.481%(c)	08/25/36	150	134,875
Series 2007-HE3, Class A1
0.241%(c)	04/25/47	111	63,494
Mid-State Capital Corp. Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	729	782,488
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 1AV1
0.349%(c)	06/25/37	227	202,255
Navitas Equipment Receivables LLC,
Series 2013-1, Class A, 144A
1.950%	11/15/16	180	180,150
New Century Home Equity Loan Trust,
Series 2005-C, Class A2D
0.508%(c)	12/25/35	260	220,813
Series 2006-2, Class A2B
0.334%(c)	08/25/36	167	126,318
Newcastle Mortgage Securities Trust,
Series 2007-1, Class 1A1
0.364%(c)	04/25/37	230	190,526
Nomura Home Equity Loan, Inc./Home Equity Loan Trust,
Series 2005-FM1, Class M2
0.664%(c)	05/25/35	190	176,262
NovaStar Mortgage Funding Trust,
Series 2006-4, Class A2C
0.318%(c)	09/25/36	132	77,216
Series 2006-4, Class A2D
0.418%(c)	09/25/36	70	41,829
Series 2007-1, Class A2C
0.348%(c)	03/25/37	521	263,128

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Option One Mortgage Loan Trust,
Series 2005-5, Class M1
0.558%(c)	12/25/35	240	$208,572
Park Place Securities, Inc.,
Series 2004-MCW1, Class M1
1.111%(c)	10/25/34	347	345,134
Series 2004-WHQ2, Class M2
1.119%(c)	02/25/35	154	153,439
Series 2005-WHQ3, Class M2
0.624%(c)	06/25/35	178	176,650
RAMP Trust,
Series 2005-EFC2, Class M4
0.781%(c)	07/25/35	250	228,031
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC6, Class M1
0.581%(c)	11/25/35	502	493,950
Series 2006-NC1, Class A2
0.361%(c)	01/25/36	163	161,900
Residential Asset Securities Corp.,
Series 2004-KS5, Class AI5
5.253%(c)	06/25/34	275	279,105
Series 2006-KS1, Class A4
0.471%(c)	02/25/36	433	428,063
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
0.318%(c)	09/25/36	173	159,563
SG Mortgage Securities Trust,
Series 2006-FRE1, Class A2B
0.354%(c)	02/25/36	159	103,565
Soundview Home Loan Trust,
Series 2007-OPT1, Class 2A4
0.451%(c)	06/25/37	250	153,165
Structured Asset Investment Loan Trust,
Series 2003-BC5, Class M1
1.296%(c)	06/25/33	382	366,087
Series 2005-HE3, Class M1
0.651%(c)	09/25/35	80	71,214
Series 2006-3, Class A5
0.318%(c)	06/25/36	272	231,448
Series 2006-BNC2, Class A5
0.331%(c)	05/25/36	75	62,199
Structured Asset Securities Corp.,
Series 2002-AL1, Class A2
3.450%	02/25/32	129	128,304
Trafigura Securitisation Finance PLC (Ireland),
Series 2012-1A, Class A, 144A
2.572%(c)	10/15/15	563	563,204
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	2,707	2,668,913

			17,860,365

TOTAL ASSET-BACKED SECURITIES (cost $27,201,064)			27,548,555

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) — 0.4%
Airlines — 0.1%
Delta Air Lines, Inc.,
2014 Term Loan B-1
3.250%	10/18/18	489	$488,139
Flying Fortress, Inc.,
New Loans
3.500%	06/30/17	202	201,667

			689,806

Auto Components
Autoparts Holdings Ltd.,
Term Loan (First Lien)
6.500%	08/01/17	28	27,508
6.500%	01/01/40	14	14,026

			41,534

Automobiles
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17	611	610,588

Building Products
Continental Building Products LLC,
Term Loan (First Lien)
4.000%	08/15/20	87	86,814
Quikrete Holdings, Inc.,
Initial Loan (First Lien)
4.000%	09/28/20	95	94,889

			181,703

Chemicals
OCI Beaumont LLC,
Term Loan B-3
5.500%	08/20/19	19	18,717

Commercial Services & Supplies — 0.1%
Alliance Laundry Systems LLC,
Initial Term Loan (First Lien)
4.250%	12/10/18	87	86,792
Freedom Group, Inc.,
Term Loan B
5.500%	04/19/19	170	165,808
Harland Clarke Holdings Corp.,
Tranche Term Loan B-2
5.525%	06/30/14	19	18,899
5.525%	06/30/17	141	141,513
Tranche Term Loan B-4
6.000%	08/04/19	146	146,595
Intelligrated, Inc.,
Term Loan (First Lien)
5.750%	07/30/18	142	140,077

			699,684

Communications Equipment
Avaya, Inc.,
Term Loan B-3
4.676%	10/26/17	318	313,100

Containers & Packaging
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan
4.500%	12/01/18	85	85,287

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Containers & Packaging (cont’d.)
Southern Graphic Systems, Inc.,
Term Loan
4.250%	10/17/19	23	$23,083

			108,370

Diversified Financial Services
Ascensus, Inc.,
Initial Term Loan
9.000%	11/15/20	15	14,953
National Financial Partners Corp.,
2014 Specified Refinancing Term Loan
4.500%	07/01/20	65	64,783

			79,736

Diversified Telecommunication Services
Altice Financing SA,
Term Loan
5.500%	07/15/19	39	39,955
Cincinnati Bell, Inc.,
Tranche Term Loan B
4.000%	08/09/20	64	63,905

			103,860

Electric Utilities
Energy Future Intermediate Holdings Co. LLC,
Term Loan
4.250%	06/12/16	20	19,747
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
4.662%	10/10/16	160	97,200
2017 Term Loan (Extending)
4.662%	10/10/17	428	256,812

			373,759

Energy Equipment & Services
Gardner Denver, Inc.,
Initial Dollar Term Loan
4.250%	07/30/20	309	293,289
Veresen Midstream,
Term Loan
6.000%	02/18/22	25	24,956

			318,245

Food & Staples Retailing
Rite Aid Corp.,
Tranche Term Loan 1 (Second Lien)
5.750%	08/21/20	30	30,300
Tranche Term Loan 2 (Second Lien)
4.875%	06/21/21	142	141,753
SUPERVALU, Inc.,
New Term Loan
4.500%	03/21/19	214	215,070

			387,123

Food Products — 0.1%
Dole Food Co.,
Tranche Term Loan B
4.500%	11/01/18	95	95,629

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Food Products (cont’d.)
H.J. Heinz Co.,
Term Loan B-2
3.250%	06/05/20	492	$492,774
Pinnacle Foods,
Tranche Term Loan G
3.000%	04/29/20	630	627,157

			1,215,560

Health Care Equipment & Supplies
CHG Healthcare Services,
Term Loan (First Lien)
4.250%	11/19/19	358	358,335
Sage Products, Inc.,
Replacement Term Loan (First Lien)
5.000%	11/20/19	270	272,773
5.000%	12/13/19	19	19,065

			650,173

Health Care Providers & Services
CHS/Community Health Systems, Inc.,
2021 Term Loan D
4.250%	01/27/21	50	50,229
InVentiv Health, Inc.,
Term Loan B-4
7.750%	05/15/18	225	225,657
MPH Acquisition Holdings LLC,
Initial Term Loan
3.750%	03/31/21	198	197,415
National Mentor Holdings, Inc.,
2014 Specified Refinancing Term Loan
4.250%	01/31/20	70	69,736
Ortho-Clinical Diagnostics Holdings,
Initial Term Loan
4.750%	06/30/21	100	98,736

			641,773

Hotels, Restaurants & Leisure
ROC Finance LLC,
Funded Term Loan B
5.000%	05/22/19	96	92,100

Industrial Conglomerates
Rexnord LLC/RBS Global, Inc.,
Term Loan B
4.000%	08/21/20	99	98,431

Insurance
USI, Inc.,
Initial Term Loan
4.250%	12/27/19	154	153,775

Internet Software & Services
GO Daddy Group, Inc. (The),
Initial Term Loan
4.750%	05/01/21	77	76,910

Machinery
Zebra Technologies Corp.,
Term Loan B
4.750%	10/27/21	78	79,029

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)
Marine
Navios Maritime Partners L.P.,
Term Loan
5.250%	06/28/18	61		$60,767

Media — 0.1%
Cumulus Media Holding, Inc.,
Term Loan
4.250%	12/23/20	118		115,600
Entercom Radio LLC,
Term Loan B-2
4.000%	11/23/18	104		104,005
5.250%	11/23/18	—	(r)	300
iHeart Communications, Inc.,
Tranche Term Loan D
6.928%	01/30/19	314		297,987
Tranche Term Loan E
7.678%	07/30/19	250		240,343
Radio One, Inc.,
Term Loan
7.500%	03/31/16	347		345,215
Univision Communications, Inc.,
Replacement First-Lien Term Loan
4.000%	03/01/20	540		538,661
Vertis, Inc.,
Term Loan
— %(i)(p)	12/21/15	354		1,173

				1,643,284

Multiline Retail
J.C. Penney Corp., Inc.,
Loan
6.000%	05/21/18	491		489,757
Sears Roebuck Acceptance Corp.,
Term Loan
5.500%	06/30/18	129		126,513

				616,270

Oil, Gas & Consumable Fuels
Alon USA Partners LP,
Tranche Term Loan B
9.250%	11/13/18	27		26,881
CITGO Petroleum Corp.,
Term Loan
9.500%	02/27/20	120		118,302
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.375%	09/25/20	150		109,394
Kinetic Concepts, Inc.,
Dollar Term Loan E-1
4.500%	05/04/18	98		98,078
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20	28		26,635
NFR Energy,
Term Loan (Second Lien)
8.750%	01/18/18	117		57,057
Shelf Drilling,
Term Loan
10.000%	10/01/18	50		33,500

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Stallion Oilfield,
Loan
8.000%	06/11/18	42	$30,585

			500,432

Pharmaceuticals
Valeant Pharmaceuticals International, Inc.,
Term Loan
4.500%	03/16/22	175	175,735

Real Estate Management & Development
Realogy Corp.,
Extended Synthetic Commitment
4.400%	10/10/16	20	19,464

Semiconductors & Semiconductor Equipment
Avago Technologies Ltd.,
Term Loan
3.750%	05/06/21	35	34,765
Axalta Coating Systems,
Refinanced Term Loan B
3.750%	02/01/20	97	96,474
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
4.250%	02/28/20	73	72,896
Semiconductor Components Industries LLC,
Term Loan
2.005%	01/02/18	113	108,563

			312,698

Software
Emdeon, Inc.,
Term Loan B-2
3.750%	11/02/18	298	298,321
First Data Corp.,
2018B Second New Term Loan
3.674%	09/24/18	82	82,092
Syniverse Holdings, Inc.,
Initial Term Loan
4.000%	04/30/19	60	56,393

			436,806

Specialty Retail
PetSmart, Inc.,
Term Loan
5.000%	02/09/22	86	86,318

Technology Hardware, Storage & Peripherals
Dell, Inc.,
Term Loan B
4.500%	04/09/20	35	34,915

Transportation Infrastructure
Floatel International Ltd.,
Initial Term Loan
6.000%	06/07/20	32	23,586

TOTAL BANK LOANS (cost $11,453,035)			10,844,251

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
A10 Securitization LLC,
Series 2013-1, Class A, 144A
2.400%	11/15/25	293	$293,480
A10 Term Asset Financing LLC,
Series 2013-2, Class A, 144A
2.620%	11/15/27	1,592	1,607,625
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 144A
3.676%(c)	09/15/26	160	159,451
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	1,012	1,055,447
Series 2006-5, Class A4
5.414%	09/10/47	1,220	1,261,018
Series 2006-5, Class AM
5.448%	09/10/47	490	514,410
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class AM
4.727%	07/10/43	765	769,719
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	2,025	2,014,774
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	140	141,152
Series 2007-PW16, Class AM
5.707%(c)	06/11/40	905	985,184
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.226%(c)	07/15/44	1,430	1,456,894
Series 2005-CD1, Class AM
5.226%(c)	07/15/44	800	812,331
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.223%	08/15/48	703	737,321
Commercial Funding Trust,
Series 2006-GG7, Class AM
5.787%(c)	07/10/38	1,685	1,764,129
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2, Class A3
5.648%(c)	03/15/39	381	391,770
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C3, Class AM
4.730%	07/15/37	750	750,063
DBRR Trust,
Series 2013-EZ2, Class A, 144A
0.853%(c)	02/25/45	284	283,989
Fannie Mae-Aces,
Series 2011-M2, Class A2
3.645%	04/25/21	1,239	1,335,837
Series 2011-M4, Class A2
3.726%	06/25/21	1,430	1,565,141
Series 2012-M8, Class ASQ3
1.801%	12/25/19	1,515	1,526,934
Series 2013-M7, Class A2
2.280%	12/27/22	1,465	1,468,223
Series 2013-M13, Class A2
2.624%(c)	04/25/23	1,837	1,868,844

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.307%(c)	08/10/44	1,755	$1,872,273
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class A4
5.260%(c)	01/12/43	600	606,966
Series 2006-CB16, Class A4
5.552%	05/12/45	1,111	1,151,281
Series 2006-LDP6, Class AM
5.525%(c)	04/15/43	825	855,955
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.822%(c)	06/15/38	501	522,166
Series 2006-C6, Class A4
5.372%	09/15/39	525	551,234
Series 2007-C1, Class AM
5.455%	02/15/40	1,460	1,559,598
Series 2007-C7, Class A3
5.866%(c)	09/15/45	757	832,271
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AJ
5.366%(c)	01/12/44	210	215,769
Series 2006-C1, Class A4
5.659%(c)	05/12/39	600	618,805
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class AM
5.370%	12/15/43	1,310	1,387,797
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	1,255	1,329,218
Series 2007-HQ11, Class X, IO, 144A
0.387%(c)	02/12/44	40,571	139,280
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A
1.000%	03/27/51	646	645,261
NorthStar Mortgage Trust (Cayman Islands),
Series 2013-1A, Class A, 144A
2.018%(c)	08/25/29	1,393	1,408,356
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4, Class A3
5.532%(c)	08/15/39	22	22,428
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.543%(c)	05/10/45	1,560	1,638,824
Series 2012-C1, Class XA, IO, 144A
2.458%(c)	05/10/45	4,805	546,892
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	647	690,442
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	1,049	1,072,806
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45	780	809,287
Wells Fargo Resecuritization Trust,
Series 2012-IO, Class A, 144A
1.750%	08/20/21	258	257,874

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WF-RBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.182%(c)	03/15/45	1,125	$1,101,693

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $42,443,969)			42,600,212

CONVERTIBLE BONDS — 0.2%
Capital Markets — 0.1%
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.375%	01/15/19(a)	1,700	1,761,625
4.750%	01/15/18	1,041	1,086,544
Prospect Capital Corp.,
Sr. Unsec’d. Notes
5.875%	01/15/19	1,055	1,070,825

			3,918,994

Diversified Telecommunication Services
Clearwire Communications LLC/Clearwire Finance, Inc.,
Gtd. Notes, 144A
8.250%	12/01/40	77	83,737

Real Estate Management & Development — 0.1%
British Land Jersey Ltd. (United Kingdom),
Gtd. Notes
1.500%	09/10/17	GBP 1,200	2,200,347

Specialty Retail
Real Mex Restaurants, Inc.,
Notes
0.028%(s)	01/01/40	103	—

TOTAL CONVERTIBLE BONDS (cost $6,285,836)			6,203,078

CORPORATE BONDS — 19.0%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
5.200%	08/15/15	170	172,699
6.375%	06/01/19	70	81,223
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24	540	763,204
Bombardier, Inc. (Canada),
Unsec’d. Notes, 144A
5.500%	09/15/18(a)	15	14,981
GenCorp, Inc.,
Sec’d. Notes
7.125%	03/15/21	44	47,080
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	365	387,332
4.070%	12/15/42	620	647,584
Orbital ATK, Inc.,
Gtd. Notes, 144A
5.250%	10/01/21	41	41,615
Textron, Inc.,
Sr. Unsec’d. Notes
3.875%	03/01/25	515	532,020

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21	10	$9,775
United Technologies Corp.,
Sr. Unsec’d. Notes
3.100%	06/01/22	64	66,588
4.500%	06/01/42	551	611,136

			3,375,237

Air Freight & Logistics
FedEx Corp.,
Gtd. Notes
4.100%	02/01/45	400	399,398
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22	71	71,488

			470,886

Airlines — 0.2%
Air Canada 2013-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
4.125%	11/15/26	118	124,285
Air Canada 2015-1 Class A Pass-Through Trust (Canada),
Equipment Trust, 144A
3.600%	09/15/28	900	902,250
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19	80	82,000
American Airlines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.250%	07/31/22	46	50,190
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	309	321,839
American Airlines 2013-2 Class A Pass-Through Trust,
Equipment Trust
4.950%	07/15/24	741	811,301
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	01/02/20	419	442,234
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	157	176,667
Continental Airlines 2012-2 Class A Pass-Through Certificates,
Pass-Through Certificates
4.000%	04/29/26(a)	80	84,296
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	514	603,750
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	85	90,825
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	42	45,162
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21	59	63,440

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21	550	$637,935
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	65	69,870
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	558	579,191
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23(a)	10	10,312

			5,095,547

Auto Components
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.000%	09/15/23	225	239,625
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.750%	08/15/20	500	602,500
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/21	165	179,187
5.000%	03/30/20	150	167,581
MPG Holdco I, Inc.,
Gtd. Notes, 144A
7.375%	10/15/22(a)	23	24,581
Tenneco, Inc.,
Gtd. Notes
5.375%	12/15/24	14	14,560

			1,228,034

Automobiles — 0.1%
FCA US LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21	500	554,555
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	27	27,424
5.200%	04/01/45	385	417,854
6.250%	10/02/43	130	159,258
J.B. Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22	60	65,100
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.800%	03/15/18	364	365,775

			1,589,966

Banks — 2.7%
Abbey National Treasury Services PLC (United Kingdom),
Gtd. Notes
2.350%	09/10/19	2,055	2,087,438
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	10/30/18	830	847,667

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
African Development Bank (Supranational Bank),
Sub. Notes
8.800%	09/01/19	620	$781,193
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
2.400%	11/23/16	317	324,747
Sr. Unsec’d. Notes, 144A
3.250%	03/01/16	120	122,872
4.875%	01/12/21	160	182,298
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49(a)	1,030	1,011,872
6.100%(c)	12/29/49	764	774,982
8.000%(c)	07/29/49	306	327,037
8.125%(c)	12/29/49(a)	204	220,065
Sr. Unsec’d. Notes
2.600%	01/15/19	930	946,547
3.750%	07/12/16	1,430	1,473,974
3.875%	03/22/17	1,245	1,302,936
5.625%	10/14/16	620	660,100
5.625%	07/01/20	630	726,311
6.500%	08/01/16	267	284,955
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23	1,025	1,038,365
5.000%	05/13/21	75	84,659
5.000%	01/21/44(a)	330	378,781
5.650%	05/01/18	70	77,649
6.400%	08/28/17	1,555	1,723,448
Sub. Notes
5.420%	03/15/17	700	747,664
Sub. Notes, MTN
4.250%	10/22/26	1,485	1,533,028
Bank of America NA,
Sub. Notes
0.551%(c)	06/15/16	500	498,131
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17(a)	341	342,472
1.450%	04/09/18	783	782,453
2.375%	01/25/19(a)	1,265	1,294,643
Bank of Nova Scotia (The) (Canada),
Covered Bonds, 144A
1.650%	10/29/15	166	167,082
Sr. Unsec’d. Notes
1.450%	04/25/18	200	199,442
2.800%	07/21/21(a)	1,055	1,077,722
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.350%	02/23/17	226	230,138
2.700%	09/09/18	300	308,262
4.100%	09/09/23	200	216,961
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
1.700%	01/20/17	560	564,003
2.750%	01/22/19	1,325	1,365,936
Barclays Bank PLC (United Kingdom),
Covered Bonds, 144A
2.500%	09/21/15	200	202,061
Sub. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
6.050%	12/04/17	1,510	$1,662,099
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	04/29/16	515	533,141
Sub. Notes
5.250%	11/01/19	80	90,460
BPCE SA (France),
Gtd. Notes
4.000%	04/15/24	615	656,864
Gtd. Notes, MTN
2.250%	01/27/20	700	703,548
Sub. Notes, 144A
5.700%	10/22/23	425	470,026
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes
2.850%	04/01/21(a)	1,293	1,337,031
Sub. Notes
0.562%(c)	05/23/17	522	518,450
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19	8	7,920
5.000%	05/15/17	48	49,365
5.250%	03/15/18	757	783,495
Citigroup, Inc.,
Jr. Sub. Notes
5.875%(c)	12/29/49(a)	1,845	1,863,450
Sr. Unsec’d. Notes
2.500%	09/26/18(a)	1,155	1,177,638
3.375%	03/01/23	231	236,735
3.750%	06/16/24(a)	240	250,839
3.875%	10/25/23	435	459,173
4.750%	05/19/15	107	107,579
4.950%	11/07/43	935	1,080,481
5.375%	08/09/20	74	84,666
6.000%	08/15/17	6	6,600
6.125%	11/21/17	1,200	1,333,304
8.500%	05/22/19(a)	490	610,236
Sub. Notes
0.534%(c)	06/09/16	1,230	1,222,556
4.300%	11/20/26(a)	680	703,318
Comerica, Inc.,
Sr. Unsec’d. Notes
3.000%	09/16/15	60	60,623
Commonwealth Bank of Australia (Australia),
Covered Bonds, 144A
2.250%	03/16/17	250	255,859
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Gtd. Notes
3.375%	01/19/17	45	46,899
Credit Agricole SA (France),
Sub. Notes, 144A
8.125%(c)	09/19/33	840	954,450
DNB Boligkreditt A/S (Norway),
Covered Bonds, 144A
2.100%	10/14/16	379	382,171
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	100	150,051

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18	665	$664,719
4.125%	08/12/20	2,652	2,891,229
4.750%	01/19/21	300	336,972
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.000%	06/30/15	350	353,742
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	03/29/49	1,000	1,022,500
Sr. Unsec’d. Notes
4.000%	03/30/22	1,018	1,095,047
5.100%	04/05/21	111	126,770
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	200	200,005
2.375%	11/13/19	775	781,886
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.750%	03/07/17	328	342,933
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
5.250%	01/12/24	1,350	1,519,444
KeyBank NA,
Sub. Notes
5.700%	11/01/17	205	225,503
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21(a)	100	113,575
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(c)	04/30/49	670	711,875
Sub. Notes
4.500%	11/04/24(a)	895	929,625
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
2.000%	08/15/16	318	321,709
5.000%	02/22/17	378	402,552
Manufacturers & Traders Trust Co.,
Sub. Notes
6.625%	12/04/17	250	282,568
MUFG Union Bank NA,
Sr. Unsec’d. Notes
2.625%	09/26/18	1,225	1,259,359
National Australia Bank Ltd. (Australia),
Covered Bonds, 144A
2.000%	06/20/17	330	336,287
Sr. Unsec’d. Notes, 144A
2.750%	09/28/15	220	222,456
3.000%	07/27/16	600	617,406
National City Corp.,
Sub. Notes
6.875%	05/15/19	100	117,992
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/17	350	362,926
Sub. Notes, 144A
4.875%	05/13/21	237	259,871

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
PNC Bank NA,
Sub. Notes
2.700%	11/01/22(a)	1,160	$1,154,538
2.950%	01/30/23	720	722,508
6.875%	04/01/18	253	290,135
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49(a)	605	589,875
Sr. Unsec’d. Notes
2.854%	11/09/22	340	343,121
PNC Funding Corp.,
Gtd. Notes
5.125%	02/08/20	300	342,811
6.700%	06/10/19	160	190,321
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/17	563	563,283
2.000%	10/01/18	397	406,140
Sr. Unsec’d. Notes, MTN
2.300%	07/20/16	295	300,794
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
6.000%	12/19/23	133	147,941
6.100%	06/10/23	95	105,645
6.125%	12/15/22	265	298,415
Royal Bank of Scotland PLC (The) (United Kingdom),
Gtd. Notes
6.125%	01/11/21	200	238,662
Sub. Notes, RegS
9.500%(c)	03/16/22	145	163,530
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18	2,286	2,293,912
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.200%	01/26/24	350	379,678
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.500%	01/20/17	250	260,257
Svenska Handelsbanken AB (Sweden),
Gtd. Notes
3.125%	07/12/16	250	257,150
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18	1,235	1,239,057
2.125%	09/29/17	1,965	1,995,141
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.200%	07/29/15	115	115,649
Sr. Unsec’d. Notes, MTN
1.400%	04/30/18	1,070	1,070,356
2.500%	07/14/16	287	293,550
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
1.650%	05/15/17	211	213,895
3.000%	03/15/22	133	137,774
4.125%	05/24/21	133	147,356

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Wachovia Corp.,
Sr. Unsec’d. Notes, MTN
5.750%	02/01/18	1,400	$1,565,530
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49(a)	540	571,158
7.980%(c)	03/29/49	770	843,150
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22(a)	1,000	1,061,643
Sub. Notes
3.450%	02/13/23	290	296,729
4.125%	08/15/23	420	448,306
5.375%	11/02/43	1,140	1,342,894
Sub. Notes, MTN
4.650%	11/04/44	400	429,012
Wells Fargo Bank NA,
Sub. Notes
6.000%	11/15/17(a)	600	670,373
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
2.450%	11/28/16	200	205,156
Sr. Unsec’d. Notes
4.875%	11/19/19	200	224,829

			80,126,146

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.625%	01/17/23(a)	535	527,406
4.625%	02/01/44	125	138,554
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
2.500%	07/15/22	1,085	1,070,433
5.375%	01/15/20	1,510	1,739,321
8.000%	11/15/39	160	247,736
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21	33	33,743
4.250%	05/01/23	66	67,897
4.750%	11/15/24	17	17,977
Diageo Capital PLC (United Kingdom),
Gtd. Notes
1.500%	05/11/17	113	114,057
5.750%	10/23/17	180	200,008
DS Services of America, Inc.,
Sec’d. Notes, 144A
10.000%	09/01/21	43	50,525
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17	110	110,542
3.400%	04/01/22	250	260,115
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.250%	08/13/17	180	180,796
3.000%	08/25/21	94	98,503
4.250%	10/22/44	715	762,349

			5,619,962

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.450%	10/01/20	300	$316,389
3.625%	05/15/22(a)	405	428,855
3.625%	05/22/24(a)	740	778,219
5.650%	06/15/42	560	686,257
6.375%	06/01/37	200	258,608
6.400%	02/01/39	61	79,122
Celgene Corp.,
Sr. Unsec’d. Notes
1.900%	08/15/17	195	197,484
3.250%	08/15/22(a)	85	86,904
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/24	1,040	1,110,516
4.500%	02/01/45	400	441,767
4.800%	04/01/44	180	207,431

			4,591,552

Building Products
Cemex Espana SA (Mexico),
Sr. Sec’d. Notes, 144A
9.875%	04/30/19	150	166,875
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	275	312,125
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25	200	201,940
CRH America, Inc. (Ireland),
Gtd. Notes
6.000%	09/30/16	75	79,989
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22	21	20,719
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23	55	56,375
8.250%	04/15/21	90	95,963
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23	50	52,875
NWH Escrow Corp.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21	100	94,000
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19	80	80,400
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	24	24,480
7.875%	03/30/20	2	2,160
Sr. Unsec’d. Notes
6.300%	11/15/16	30	31,425

			1,219,326

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Capital Markets — 1.1%
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/29/49	501	$474,697
Sr. Unsec’d. Notes
5.450%	05/15/19	300	341,715
Sr. Unsec’d. Notes, MTN
2.400%	01/17/17	219	224,656
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.375%	06/01/22	80	84,186
3.500%	03/18/24	70	74,115
6.250%	09/15/17	240	269,427
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes
3.000%	10/29/21	650	662,513
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24(a)	350	361,748
Credit Suisse AG (Switzerland),
Sub. Notes, 144A
6.500%	08/08/23	445	508,095
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.500%(c)	12/29/49(a)	700	751,625
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.875%	02/13/18	90	90,127
3.250%	01/11/16	210	214,032
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
5.375%	11/15/22	55	58,025
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%(c)	12/29/49(a)	1,565	1,609,994
Sr. Unsec’d. Notes
2.375%	01/22/18	190	193,882
2.550%	10/23/19	1,400	1,419,460
2.625%	01/31/19(a)	1,135	1,159,591
2.900%	07/19/18	1,195	1,235,047
3.500%	01/23/25(a)	770	783,517
3.625%	01/22/23	1,100	1,137,810
4.000%	03/03/24	375	396,319
5.250%	07/27/21	173	196,738
5.750%	01/24/22	340	396,902
5.950%	01/18/18	100	111,347
6.150%	04/01/18	230	258,575
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44(a)	450	499,765
5.375%	03/15/20	370	419,860
7.500%	02/15/19(a)	1,960	2,339,223
Sub. Notes
6.450%	05/01/36	605	756,535
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49	1,065	1,072,987
5.550%(c)	12/29/49	1,037	1,047,370
Sr. Unsec’d. Notes
2.125%	04/25/18	815	823,951
3.450%	11/02/15	200	203,090
3.750%	02/25/23	688	720,569

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Capital Markets (cont’d.)
3.800%	04/29/16	845	$869,431
3.875%	04/29/24	890	935,910
4.300%	01/27/45(a)	595	616,555
4.750%	03/22/17	650	691,985
5.750%	01/25/21	115	134,243
Sr. Unsec’d. Notes, MTN
3.700%	10/23/24(a)	195	203,303
4.000%	07/24/15	750	757,586
5.550%	04/27/17	1,300	1,406,473
6.625%	04/01/18	1,385	1,575,233
7.300%	05/13/19	950	1,136,500
Sub. Notes
5.000%	11/24/25	280	309,303
Sub. Notes, MTN
4.350%	09/08/26	220	230,618
Quad/Graphics, Inc.,
Gtd. Notes, 144A
7.000%	05/01/22	55	52,937
State Street Corp.,
Sr. Sub. Notes
3.100%	05/15/23	108	109,243
Sr. Unsec’d. Notes
3.700%	11/20/23	423	454,687
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.750%	04/25/18	130	145,416
5.875%	12/20/17	200	222,013
Sr. Unsec’d. Notes, MTN
1.800%	03/26/18	1,250	1,253,469
2.375%	08/14/19	1,985	2,000,830

			34,003,228

Chemicals — 0.3%
Ashland, Inc.,
Gtd. Notes
4.750%	08/15/22	350	355,250
Basell Finance Co. BV (Netherlands),
Gtd. Notes, 144A
8.100%	03/15/27	134	184,527
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	03/01/22	250	260,486
6.000%	11/27/17	190	211,881
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	245	258,912
5.375%	03/15/44(a)	195	219,094
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22	200	201,725
4.125%	11/15/21	120	130,402
4.625%	10/01/44	680	710,826
7.375%	11/01/29	150	203,495
8.550%	05/15/19	101	126,454
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
1.950%	01/15/16	58	58,676
4.150%	02/15/43	89	91,403
6.000%	07/15/18	150	170,953

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41	295	$359,494
Evolution Escrow Issuer LLC,
Gtd. Notes, 144A
7.500%	03/15/22(a)	59	59,737
Hexion US Finance Corp.,
Sr. Sec’d. Notes
6.625%	04/15/20	525	480,375
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20	400	400,000
8.625%	03/15/21(a)	40	42,800
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.500%	05/01/20	200	211,000
8.375%	02/15/19	650	691,080
LYB International Finance BV (Netherlands),
Gtd. Notes
4.875%	03/15/44	585	628,380
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19	970	1,069,682
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21	75	66,375
Monsanto Co.,
Sr. Unsec’d. Notes
2.750%	07/15/21	506	517,859
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21	288	304,289
4.250%	11/15/23	124	132,242
5.450%	11/15/33	790	913,436
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22(a)	34	35,530
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
3.250%	12/01/17	200	209,511
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18	110	104,500
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	130	175,572

			9,585,946

Commercial Services & Supplies — 0.2%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19(a)	112	62,580
ADT Corp. (The),
Sr. Unsec’d. Notes
3.500%	07/15/22(a)	310	282,100
4.125%	06/15/23(a)	413	386,155
4.875%	07/15/42	37	29,600
6.250%	10/15/21(a)	140	149,100

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23	400	$411,500
9.750%	03/15/20	100	108,940
Gtd. Notes, 144A
5.250%	03/15/25(a)	100	99,500
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19	140	140,000
Cenveo Corp.,
Sr. Sec’d. Notes, 144A
6.000%	08/01/19	45	42,187
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.750%	03/15/17(a)	24	24,636
5.625%	03/15/42	65	75,804
6.700%	06/01/34	110	141,285
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21	105	115,362
Garda World Security Corp. (Canada),
Gtd. Notes, 144A
7.250%	11/15/21	95	93,337
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20	100	101,750
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	130	133,575
6.250%	10/15/22(a)	550	567,875
7.375%	01/15/21(a)	250	262,500
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	12/15/17	50	50,250
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.370%(c)	12/21/65	200	188,500
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65	270	253,800
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
7.000%	09/01/20	30	31,950
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20	70	73,850
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21	33	33,413
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22	179	187,297
5.500%	09/15/19	335	379,797
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.500%	11/15/23	40	42,500
7.625%	06/15/20(a)	276	315,330
ServiceMaster Co. LLC (The),
Gtd. Notes
8.000%	02/15/20	36	38,160

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18	43	$39,130
Sr. Sec’d. Notes, 144A
11.000%	08/01/17	44	45,540
Speedy Cash Intermediate Holdings Corp.,
Sec’d. Notes, 144A
10.750%	05/15/18	110	106,700
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24	150	154,875
6.125%	06/15/23	300	317,625
7.625%	04/15/22	580	634,520
8.250%	02/01/21	170	183,600
Sr. Sec’d. Notes
4.625%	07/15/23	89	90,001
Waste Management, Inc.,
Gtd. Notes
4.600%	03/01/21	74	82,728
4.750%	06/30/20	100	111,620

			6,588,972

Communications Equipment — 0.1%
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21(a)	79	67,150
Sr. Sec’d. Notes, 144A
7.000%	04/01/19(a)	250	248,125
9.000%	04/01/19	180	184,500
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
3.625%	03/04/24(a)	1,175	1,269,333
4.450%	01/15/20	80	89,522
5.500%	01/15/40(a)	710	877,897
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	22	21,973
5.500%	06/15/24	62	62,000
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39	21	24,885

			2,845,385

Construction & Engineering
AECOM,
Gtd. Notes, 144A
5.875%	10/15/24	100	105,000
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.125%	07/01/22	92	95,220
6.500%	12/15/20	33	34,485
Fluor Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/21	153	159,752
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	11/15/20	CAD 80	63,164

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Construction & Engineering (cont’d.)
MMC Energy Inc., Escrow Shares,
First Lien
— %	10/15/20	75	$—
Standard Pacific Corp.,
Gtd. Notes
8.375%	01/15/21	80	92,600
10.750%	09/15/16	13	14,527
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
7.750%	04/15/20	41	43,460
Toll Brothers Finance Corp.,
Gtd. Notes
6.750%	11/01/19	10	11,300

			619,508

Construction Materials
US Concrete, Inc.,
Sr. Sec’d. Notes
8.500%	12/01/18	40	42,300

Consumer Finance — 0.9%
Ally Financial, Inc.,
Gtd. Notes
4.625%	06/26/15	250	251,250
4.750%	09/10/18	80	82,300
5.500%	02/15/17	25	26,000
6.250%	12/01/17	147	156,555
8.000%	03/15/20	81	96,593
8.000%	11/01/31	120	150,000
Sr. Unsec’d. Notes
3.250%	09/29/17	88	87,395
3.250%	02/13/18	200	198,000
4.125%	03/30/20	80	79,500
4.625%	03/30/25	80	78,800
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17	340	377,295
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18	955	954,884
7.000%	03/19/18	320	369,702
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	03/24/17	83	85,227
2.800%	09/19/16	100	102,811
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.600%	02/16/18	200	201,629
2.600%	09/20/16	328	336,598
Sr. Unsec’d. Notes, MTN
2.250%	08/15/19	67	68,140
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23(a)	2,505	2,537,056
Capital One Financial Corp.,
Sr. Unsec’d. Notes
4.750%	07/15/21	265	297,127
Capital One NA,
Sr. Unsec’d. Notes
2.400%	09/05/19	1,370	1,374,954

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Consumer Finance (cont’d.)
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	2,260	$2,262,572
3.200%	08/09/21(a)	1,185	1,197,096
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.506%(c)	05/09/16	200	201,412
1.700%	05/09/16	1,270	1,275,909
3.000%	06/12/17(a)	4,825	4,972,553
3.664%	09/08/24(a)	1,150	1,186,539
3.984%	06/15/16	353	363,953
4.207%	04/15/16	327	336,347
4.250%	02/03/17	1,195	1,254,826
4.375%	08/06/23(a)	345	372,750
General Motors Financial Co., Inc.,
Gtd. Notes
2.750%	05/15/16	585	591,529
3.250%	05/15/18	205	208,844
John Deere Capital Corp.,
Sr. Unsec’d. Notes
1.200%	10/10/17	98	98,111
1.700%	01/15/20	33	32,712
2.250%	04/17/19	133	135,808
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	03/25/21	135	134,494
Sr. Unsec’d. Notes, MTN
8.000%	03/25/20	165	183,167
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17	99	100,364
Springleaf Finance Corp.,
Gtd. Notes, MTN
6.500%	09/15/17	100	105,500
Synchrony Financial,
Sr. Unsec’d. Notes
3.750%	08/15/21	1,835	1,902,902
Toyota Motor Credit Corp. (Japan),
Sr. Unsec’d. Notes, MTN
2.000%	09/15/16	1,945	1,983,011

			26,812,215

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20(a)	700	749,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21	200	196,500
Sr. Sec’d. Notes, 144A
3.271%(c)	12/15/19	200	195,000
Berry Plastics Corp.,
Sec’d. Notes
9.750%	01/15/21	125	137,656
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand),
Gtd. Notes, 144A
5.625%	12/15/16	65	65,244

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Containers & Packaging (cont’d.)
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20	125	$133,906
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19	600	628,500
9.875%	08/15/19	190	203,300
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	50	51,750
6.500%	12/01/20	70	77,875
8.375%	09/15/21	400	450,000

			2,888,731

Distributors
VWR Funding, Inc.,
Gtd. Notes
7.250%	09/15/17	290	302,688

Diversified Financial Services — 1.0%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	01/15/19(a)	1,355	1,382,100
Aircastle Ltd.,
Sr. Unsec’d. Notes
7.625%	04/15/20	200	230,000
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
5.875%	03/15/21	560	655,826
Caisse Centrale Desjardins (Canada),
Covered Bonds, 144A
2.550%	03/24/16	291	296,472
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
4.400%	11/25/19	935	1,040,587
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22	180	186,581
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	129	92,557
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.750%	01/15/16	288	295,159
Countrywide Financial Corp.,
Sub. Notes
6.250%	05/15/16	200	210,402
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
1.875%	01/11/18	565	571,496
2.250%	09/03/19	1,365	1,378,983
2.375%	08/01/18	227	232,783
2.625%	09/15/16	195	199,286
2.950%	01/11/17(a)	400	413,072
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	300	458,594
Gtd. Notes, 144A
2.250%	03/06/17	1,470	1,495,528

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
General Electric Capital Corp.,
Jr. Sub. Notes
6.250%(c)	12/29/49	1,400	$1,575,000
Sr. Sec’d. Notes
2.100%	12/11/19	494	503,504
Sr. Unsec’d. Notes
2.250%	11/09/15	375	378,897
Sr. Unsec’d. Notes, MTN
2.200%	01/09/20(a)	2,310	2,335,489
4.375%	09/16/20(a)	2,505	2,780,816
4.625%	01/07/21	750	844,435
5.625%	09/15/17	1,200	1,326,953
5.875%	01/14/38	510	659,390
6.000%	08/07/19	1,850	2,161,133
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19	322	328,037
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18	293	302,116
4.000%	10/15/23	442	477,646
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18	1,460	1,481,900
4.625%	04/15/21	525	543,375
5.875%	04/01/19	250	271,250
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24	114	121,593
Jefferies Group LLC,
Sr. Unsec’d. Notes
3.875%	11/09/15(a)	185	187,485
6.875%	04/15/21	385	435,327
8.500%	07/15/19	195	233,222
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.250%	01/14/21	282	327,464
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.000%	04/05/17	200	203,039
2.100%	08/02/18	209	213,119
2.500%	10/17/22	132	130,618
3.125%	04/14/16	200	205,109
National Financial Partners Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21	75	76,687
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18	110	142,520
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21(a)	70	67,900
9.625%	05/01/19	61	65,117
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
6.125%	08/17/26	180	229,441
Voya Financial, Inc.,
Gtd. Notes
2.900%	02/15/18(a)	1,970	2,032,660

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
5.500%	07/15/22(a)	145	$167,562

			29,948,230

Diversified Telecommunication Services — 0.8%
Alcatel-Lucent USA, Inc. (France),
Sr. Unsec’d. Notes
6.450%	03/15/29	71	71,710
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	400	412,000
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25(a)	200	200,375
7.750%	05/15/22	200	203,375
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	02/15/22(a)	660	662,257
3.875%	08/15/21	200	211,878
4.300%	12/15/42	3,333	3,188,031
4.350%	06/15/45(a)	188	179,818
4.800%	06/15/44(a)	550	563,217
5.350%	09/01/40	273	297,929
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	06/28/16	200	201,479
9.625%	12/15/30(a)	100	164,927
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22	500	520,625
Sr. Unsec’d. Notes, 144A
5.625%	04/01/25	55	55,206
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20(a)	30	31,913
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	507	602,874
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.250%	04/15/17	24	26,430
8.750%	04/15/22	118	130,980
9.250%	07/01/21(a)	63	73,080
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19	500	523,125
Level 3 Financing, Inc.,
Gtd. Notes
3.826%(c)	01/15/18	55	55,413
6.125%	01/15/21	275	288,406
7.000%	06/01/20(a)	207	220,973
8.125%	07/01/19	310	325,887
Gtd. Notes, 144A
5.625%	02/01/23	436	447,990
Nippon Telegraph & Telephone Corp. (Japan),
General Ref. Mortgage
1.400%	07/18/17	124	124,449
Orange SA (France),
Sr. Unsec’d. Notes
2.750%	09/14/16	87	88,961

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Telecommunication Services (cont’d.)
9.000%	03/01/31	180	$277,864
PAETEC Holding Corp.,
Gtd. Notes
9.875%	12/01/18	125	131,875
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28	72	73,080
7.750%	02/15/31	21	22,050
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25	25	29,065
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18	206	214,846
4.570%	04/27/23(a)	430	473,175
5.134%	04/27/20	388	437,950
5.462%	02/16/21	45	51,428
6.421%	06/20/16	150	159,381
UPCB Finance III Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
6.625%	07/01/20	600	626,250
UPCB Finance V Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21	150	161,438
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/16	736	751,664
2.625%	02/21/20	66	67,146
3.850%	11/01/42	2,635	2,393,676
4.500%	09/15/20	763	842,560
4.862%	08/21/46	3,683	3,855,862
5.150%	09/15/23	675	773,877
6.400%	09/15/33	14	17,474
6.550%	09/15/43	385	501,331
Sr. Unsec’d. Notes, 144A
4.522%	09/15/48	115	114,479
4.672%	03/15/55	106	103,810
Verizon Maryland LLC,
Gtd. Notes
5.125%	06/15/33	345	368,319
Verizon Pennsylvania LLC,
Gtd. Notes
8.350%	12/15/30	500	664,026
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	04/15/21(a)	500	524,375
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21	300	311,250
Windstream Corp.,
Gtd. Notes
7.500%	06/01/22	70	67,550
7.500%	04/01/23	300	286,500
7.750%	10/15/20	34	34,808
7.750%	10/01/21(a)	500	498,750

			24,709,167

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities — 1.3%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.750%	03/01/45	340	$346,257
3.850%	12/01/42	135	139,711
5.875%	12/01/22	160	194,215
6.125%	05/15/38	30	41,013
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21	150	166,772
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42	56	63,210
5.050%	09/01/41	107	130,321
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22	620	631,197
3.350%	07/01/23	485	509,805
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.750%	11/15/23	537	572,416
4.500%	02/01/45	725	789,260
5.150%	11/15/43	155	184,659
6.125%	04/01/36	240	312,844
Cleveland Electric Illuminating Co. (The),
First Mortgage
8.875%	11/15/18	120	147,865
Consumers Energy Co.,
First Mortgage
2.850%	05/15/22	100	102,270
5.650%	04/15/20	105	122,391
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21	200	220,608
4.300%	06/15/20	655	729,439
First Ref. Mortgage
6.000%	01/15/38	31	42,151
7.000%	11/15/18	100	118,921
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22	1,097	1,130,275
5.050%	09/15/19	1,500	1,692,525
Duke Energy Indiana, Inc.,
First Mortgage
3.750%	07/15/20	90	98,128
Duke Energy Progress, Inc.,
First Mortgage
4.100%	03/15/43	100	108,238
4.150%	12/01/44	550	600,769
EDP Finance BV (Portugal),
Sr. Unsec’d. Notes, 144A
5.250%	01/14/21	505	547,390
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44(a)	605	685,633
Enel Finance International NV (Italy),
Gtd. Notes, 144A
5.125%	10/07/19	250	279,631

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Enel SpA (Italy),
Sub. Notes, 144A
8.750%(c)	09/24/73	775	$932,692
Entergy Arkansas, Inc.,
First Mortgage
3.750%	02/15/21	950	1,020,662
Eversource Energy,
Sr. Unsec’d. Notes
3.150%	01/15/25	1,147	1,158,381
FirstEnergy Solutions Corp.,
Gtd. Notes
6.800%	08/15/39	555	592,270
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	185	208,259
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42	200	216,656
5.625%	04/01/34	150	194,350
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21	22	24,604
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.050%	07/07/24	550	781,541
8.400%	01/15/22	120	162,902
9.400%	02/01/21	130	177,752
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.000%	03/15/19	170	202,550
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24	890	922,420
Sr. Unsec’d. Notes, 144A
6.050%	01/31/18	489	546,828
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42	220	252,082
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41	300	353,598
Kansas Gas & Electric Co.,
First Mortgage, 144A
4.300%	07/15/44(a)	555	619,708
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42	260	268,981
Nevada Power Co.,
General Ref. Mortgage
6.500%	08/01/18	305	352,891
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.200%	06/01/15	39	39,002
1.339%	09/01/15	48	48,134
Niagara Mohawk Power Corp. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.508%	10/01/24	505	530,550

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Oglethorpe Power Corp.,
First Mortgage
4.550%	06/01/44	150	$163,073
5.375%	11/01/40	375	455,135
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	03/15/44	400	462,178
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
6.800%	09/01/18	160	186,840
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.450%	08/15/22	113	111,279
3.400%	08/15/24	1,610	1,678,316
4.450%	04/15/42	67	73,616
4.750%	02/15/44	505	581,980
6.050%	03/01/34	150	195,971
8.250%	10/15/18	130	158,744
PacifiCorp,
First Mortgage
2.950%	02/01/22	2,525	2,613,426
Peco Energy Co.,
First Mortgage
2.375%	09/15/22	150	149,043
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22	630	656,674
4.200%	06/15/22	500	544,641
4.700%	06/01/43	105	116,239
6.700%(c)	03/30/67	1,185	1,145,895
PPL WEM Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
5.375%	05/01/21	280	322,259
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	1,188	1,224,563
4.400%	01/15/21	93	102,522
7.750%	03/01/31	150	217,087
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	1,390	1,412,588
RJS Power Holdings LLC,
Gtd. Notes, 144A
5.125%	07/15/19	25	24,625
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26	120	152,683
Sierra Pacific Power Co.,
General Ref. Mortgage
3.375%	08/15/23	98	103,304
Southern California Edison Co.,
First Mortgage
3.600%	02/01/45	700	702,729
First Ref. Mortgage
5.500%	03/15/40	80	103,500
Sr. Unsec’d. Notes
6.650%	04/01/29	150	201,563

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Southern Co. (The),
Sr. Unsec’d. Notes
1.950%	09/01/16	104	$105,612
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	800	937,911
5.250%	07/15/43	220	256,456
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
3.900%	04/01/45	1,040	1,028,488
Southwestern Public Service Co.,
First Mortgage
8.750%	12/01/18	230	286,513
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
1.750%	05/22/18	200	197,838
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Sr. Sec’d. Notes, 144A(i)
11.500%	10/01/20	150	93,750
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	760	793,840
Tri-State Generation & Transmission Association, Inc.,
First Mortgage, 144A
4.700%	11/01/44	400	444,732
Upstate New York Power Producers, Inc.,
Sr. Sec’d. Notes, PIK, 144A
20.000%	06/15/17	58	154,389
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	202,437
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/18	250	251,755
2.950%	09/15/21	7	7,292
3.650%	12/15/42	77	78,234
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	1,300	1,455,409

			40,469,856

Electrical Equipment
Belden, Inc.,
Gtd. Notes, 144A
5.250%	07/15/24	15	15,113
5.500%	09/01/22	5	5,125
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17	54	54,205
4.000%	11/02/32	42	44,154

			118,597

Electronic Equipment, Instruments & Components — 0.1%
Anixter, Inc.,
Gtd. Notes
5.625%	05/01/19	250	268,750
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
6.000%	04/01/20	100	113,973

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
6.875%	06/01/18	145	$163,295
7.500%	01/15/27	150	184,501
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23(a)	16	16,240
5.500%	12/01/24	40	41,900
6.000%	08/15/22	20	21,469
8.500%	04/01/19	169	176,183
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22	408	379,440
International Wire Group Holdings, Inc.,
Sec’d. Notes, 144A
8.500%	10/15/17	110	113,850
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
3.750%	03/15/22	145	151,682
7.200%	06/01/26	205	263,345
Sanmina Corp.,
Sr. Sec’d. Notes, 144A
4.375%	06/01/19	10	9,950
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19	55	57,888

			1,962,466

Energy Equipment & Services — 0.1%
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18	175	174,936
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	10/01/22	40	36,400
Halliburton Co.,
Sr. Unsec’d. Notes
3.500%	08/01/23	214	222,252
8.750%	02/15/21	130	168,210
Sr. Unsec’d. Notes, 144A
7.600%	08/15/96	90	133,671
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17(a)	44	43,615
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23	155	165,067
Gtd. Notes, 144A
3.300%	09/14/21	105	110,153
SESI LLC,
Gtd. Notes
7.125%	12/15/21	80	80,800
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22	203	185,539
5.950%	04/15/42(a)	37	32,522
9.875%	03/01/39	150	175,450

			1,528,615

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food & Staples Retailing — 0.3%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/22	115	$123,050
Chiquita Brands International, Inc./Chiquita Brands LLC,
Sr. Sec’d. Notes
7.875%	02/01/21	96	105,120
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	1,390	1,396,566
4.000%	12/05/23	910	986,435
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30	226	280,711
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23	35	36,225
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40	23	27,318
7.500%	04/01/31	110	149,953
Sr. Unsec’d. Notes
2.200%	01/15/17	93	94,583
3.400%	04/15/22	290	299,603
3.850%	08/01/23	1,045	1,113,701
6.800%	12/15/18	55	64,651
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29	15	13,725
8.000%	05/01/31	52	49,400
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	150	165,375
Sr. Sec’d. Notes
8.000%	08/15/20	90	95,287
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%	11/15/22(a)	75	79,875
Tops Holding Corp./Tops Markets LLC,
Sr. Sec’d. Notes
8.875%	12/15/17	95	99,987
Walgreen Co.,
Sr. Unsec’d. Notes
3.100%	09/15/22	162	163,296
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
3.800%	11/18/24	565	584,183
4.800%	11/18/44	310	334,597
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43	605	641,747
4.300%	04/22/44	200	223,183
5.000%	10/25/40	1,310	1,568,369

			8,696,940

Food Products — 0.2%
Bumble Bee Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	327	343,350

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food Products (cont’d.)
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19	230	$283,416
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.300%	01/25/16	30	30,079
2.100%	03/15/18	49	49,204
4.650%	01/25/43	192	192,629
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23	37	37,185
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21	340	352,249
H.J. Heinz Co.,
Sec’d. Notes
4.250%	10/15/20	579	594,054
Sec’d. Notes, 144A
4.875%	02/15/25	30	32,513
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21	87	91,894
7.250%	06/01/21	43	45,419
8.250%	02/01/20	44	46,750
JM Smucker Co (The),
Gtd. Notes, 144A
3.500%	03/15/25	715	735,029
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
3.500%	06/06/22	175	181,066
5.000%	06/04/42	379	419,411
5.375%	02/10/20	139	158,044
6.875%	01/26/39	218	290,111
Mondelez International, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/24	580	628,135
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25(a)	35	35,787
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22(a)	880	910,800
Gtd. Notes, 144A
6.750%	12/01/21	138	139,380
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/18	86	87,935
5.875%	08/01/21	289	303,089
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20	22	22,385

			6,009,914

Gas Utilities
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21	150	159,003
4.400%	06/01/43	63	68,317
5.875%	03/15/41	91	119,121

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas Utilities (cont’d.)
6.375%	07/15/16	150	$159,931
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19	300	372,653

			879,025

Health Care Equipment & Supplies — 0.2%
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20	28	28,910
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18	69	69,462
Becton, Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	1,075	1,098,023
4.685%	12/15/44(a)	395	429,254
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20	350	371,000
6.500%	10/01/20	40	42,000
ConvaTec Healthcare E SA (Luxembourg),
Gtd. Notes, 144A
10.500%	12/15/18	400	422,400
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18	250	253,750
Hologic, Inc.,
Gtd. Notes
6.250%	08/01/20	400	415,000
Medtronic, Inc.,
Gtd. Notes, 144A
3.150%	03/15/22	2,005	2,081,920
4.625%	03/15/45	750	850,104
Teleflex, Inc.,
Gtd. Notes
6.875%	06/01/19	100	104,250
Zimmer Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	04/01/25	600	612,445
4.450%	08/15/45	300	310,704

			7,089,222

Health Care Providers & Services — 0.5%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24(a)	700	730,165
6.750%	12/15/37	100	139,664
Amsurg Corp.,
Gtd. Notes
5.625%	11/30/20	35	35,700
Anthem, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18	440	446,416
3.300%	01/15/23	35	35,554
4.625%	05/15/42	365	395,645
4.650%	01/15/43	141	152,837
5.100%	01/15/44	705	808,621

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services (cont’d.)
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20	80	$84,800
8.000%	11/15/19	75	79,687
Sr. Sec’d. Notes
5.125%	08/15/18	100	103,125
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22	885	964,790
Covenant Surgical Partners, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/19	83	83,415
Express Scripts Holding Co.,
Gtd. Notes
2.250%	06/15/19	765	768,445
2.650%	02/15/17	305	312,425
3.125%	05/15/16	690	706,788
3.900%	02/15/22	225	238,907
4.750%	11/15/21(a)	1,135	1,276,996
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	375	405,450
7.750%	05/15/21	250	266,015
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	775	903,844
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	370	384,800
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
8.000%	01/15/20	200	214,625
8.750%	01/15/23(a)	200	219,000
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17	195	198,489
2.500%	11/01/18	170	173,593
LifePoint Hospitals, Inc.,
Gtd. Notes
5.500%	12/01/21	20	20,950
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22	464	460,665
2.850%	03/15/23	500	500,023
4.883%	03/15/44	230	263,950
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
6.625%	04/01/22	260	269,425
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20	170	186,333
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.500%	04/01/21	321	314,580
6.000%	10/01/20	124	131,440
Sr. Unsec’d. Notes
6.750%	02/01/20	500	527,500
8.125%	04/01/22	250	275,625
Sr. Unsec’d. Notes, 144A

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services (cont’d.)
5.000%	03/01/19(a)	154	$152,845
5.500%	03/01/19(a)	227	228,703
United Surgical Partners International, Inc.,
Gtd. Notes
9.000%	04/01/20	225	241,594
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23	58	58,560
3.875%	10/15/20	690	755,015
3.950%	10/15/42	440	450,459
6.625%	11/15/37	270	385,094

			15,352,557

Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22	70	72,450
AMC Entertainment, Inc.,
Gtd. Notes
5.875%	02/15/22	25	25,937
9.750%	12/01/20	500	547,500
Aramark Corp.,
Gtd. Notes
5.750%	03/15/20	60	62,700
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes(i)
9.000%	02/15/20	500	370,000
11.250%	06/01/17	250	181,250
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A(i)
10.250%	05/30/20	236	149,860
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	63	55,597
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19	65	71,175
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
5.625%	10/15/21	80	84,200
International Game Technology PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	300	293,250
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21	60	61,650
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18	250	261,875
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23(a)	45	46,237
6.625%	07/15/15	80	80,800
7.625%	01/15/17	250	267,813
7.750%	03/15/22	565	636,331
11.375%	03/01/18	200	241,500
MTR Gaming Group, Inc.,
Sec’d. Notes
11.500%	08/01/19	60	64,950

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Pinnacle Entertainment, Inc.,
Gtd. Notes
6.375%	08/01/21	95	$100,700
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19	22	23,155
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27	4	4,720
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/19	354	378,231
Scientific Games International, Inc.,
Gtd. Notes, 144A
10.000%	12/01/22	135	126,225
Sr. Sec’d. Notes, 144A
7.000%	01/01/22(a)	50	51,125
Seminole Hard Rock Entertainment, Inc,/Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	80	80,300
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21	75	84,187
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21(a)	75	79,875
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22	75	71,063
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25(a)	330	334,125

			4,908,781

Household Durables
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17	50	55,125
K Hovnanian Enterprises, Inc.,
Gtd. Notes
11.875%	10/15/15	120	124,800
Sec’d. Notes, 144A
9.125%	11/15/20	63	66,465
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19	12	12,390
6.950%	06/01/18	10	11,000
12.250%	06/01/17	100	119,750
M/I Homes, Inc.,
Gtd. Notes
8.625%	11/15/18	56	58,100
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22	60	64,350
WCI Communities, Inc.,
Gtd. Notes
6.875%	08/15/21	101	103,525

			615,505

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Household Products
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	376	$384,697
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21(a)	50	50,625
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34	200	270,812
Radio Systems Corp.,
Sec’d. Notes, 144A
8.375%	11/01/19	55	59,263
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22	43	46,010
6.750%	03/15/20	250	263,750
Gtd. Notes, 144A
6.125%	12/15/24	14	14,945

			1,090,102

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.,
Sr. Unsec’d. Notes
3.262%(c)	06/01/19	450	447,750
5.500%	03/15/24	20	19,950
Calpine Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22	150	160,500
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	720	732,146
4.000%	10/01/20	270	285,871
NRG Energy, Inc.,
Gtd. Notes
8.250%	09/01/20	300	317,625
TerraForm Power Operating LLC,
Gtd. Notes, 144A
5.875%	02/01/23	25	25,937

			1,989,779

Industrial Conglomerates — 0.1%
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23(a)	78	80,827
Danaher Corp.,
Sr. Unsec’d. Notes
3.900%	06/23/21	139	152,586
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	53	53,906
4.125%	10/09/42(a)	900	949,906
Hutchison Whampoa International 10 Ltd. (Hong Kong),
Gtd. Notes, 144A
6.000%(c)	04/29/49	650	664,125
Hutchison Whampoa International 12 II Ltd. (Hong Kong),
Gtd. Notes, 144A
3.250%	11/08/22	200	202,234

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Industrial Conglomerates (cont’d.)
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.500%	10/01/21		75	$77,437

				2,181,021

Insurance — 0.6%
ACE INA Holdings, Inc.,
Gtd. Notes
5.600%	05/15/15		170	170,889
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		185	260,805
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23		122	126,015
American International Group, Inc.,
Jr. Sub. Notes, 144A
8.625%(c)	05/22/68	GBP	100	173,557
Sr. Unsec’d. Notes
3.375%	08/15/20		1,720	1,814,863
4.125%	02/15/24		165	178,617
4.500%	07/16/44(a)		510	547,443
6.400%	12/15/20		1,195	1,447,521
Aon Corp. (United Kingdom),
Gtd. Notes
3.125%	05/27/16		125	128,190
3.500%	09/30/15		34	34,461
6.250%	09/30/40		33	43,254
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20		75	77,250
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.450%	12/15/15		133	134,859
3.000%	05/15/22		325	338,010
4.300%	05/15/43(a)		635	693,198
4.400%	05/15/42		165	181,706
5.400%	05/15/18		700	788,199
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43		445	502,075
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20(a)		125	144,573
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21		68	75,338
7.800%	03/07/87		75	91,687
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26		200	255,198
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22(a)		29	31,344
4.850%	06/24/21		30	33,622
6.250%	02/15/20		390	459,498
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		810	835,279

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	66	$79,704
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	285	337,725
Sr. Unsec’d. Notes
4.125%	08/13/42	750	778,409
4.750%	02/08/21	570	644,382
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.000%	01/10/23	700	708,259
3.650%	06/14/18	120	127,586
3.875%	04/11/22	767	823,766
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39	300	484,053
New York Life Global Funding,
Sec’d. Notes, 144A
2.100%	01/02/19	760	771,354
Sr. Sec’d. Notes, 144A
3.000%	05/04/15	630	631,337
Pacific Life Global Funding,
Sr. Sec’d. Notes, 144A
5.000%	05/15/17	200	212,584
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	260	414,647
Principal Financial Group, Inc.,
Gtd. Notes
8.875%	05/15/19	220	276,858
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
1.000%	12/11/15	94	94,319
Swiss Re Capital I LP (Switzerland),
Gtd. Notes, 144A
6.854%(c)	05/29/49	435	456,750
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42	595	636,498
Travelers Property Casualty Corp.,
Gtd. Notes
7.750%	04/15/26	190	259,975
USI, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21	52	53,300

			17,358,957

Internet & Catalog Retail
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22	780	766,661
4.950%	12/05/44(a)	225	245,469
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24	250	254,687
Sr. Unsec’d. Notes, 144A
5.500%	02/15/22	40	40,900

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet & Catalog Retail (cont’d.)
			$1,307,717

Internet Software & Services — 0.1%
eBay, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/17	114	113,863
2.600%	07/15/22	285	272,375
4.000%	07/15/42	253	219,324
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20	72	74,340
5.375%	04/01/23	80	83,040
5.750%	01/01/25	35	36,487
VeriSign, Inc.,
Sr. Unsec’d. Notes
4.625%	05/01/23	24	23,940
Sr. Unsec’d. Notes, 144A
5.250%	04/01/25	14	14,280
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20	151	171,008
Gtd. Notes, 144A
6.000%	04/01/23(a)	430	432,150

			1,440,807

IT Services — 0.2%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	20	19,950
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22	350	349,125
iGATE Corp.,
Gtd. Notes
4.750%	04/15/19	34	34,213
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.625%	05/15/20(a)	538	530,781
1.950%	07/22/16	147	149,671
3.375%	08/01/23(a)	1,530	1,594,938
3.625%	02/12/24(a)	1,100	1,168,080
4.000%	06/20/42	254	255,319
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19	105	108,150
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17	33	33,983
4.500%	05/15/21	56	60,768
6.750%	02/01/17	200	218,736

			4,523,714

Machinery — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.000%	03/15/22	50	50,313
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19	80	82,400

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery (cont’d.)
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22	247	$251,825
7.150%	02/15/19	300	359,897
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/24(a)	975	1,022,241
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	45	45,173
3.900%	06/09/42	38	39,554
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42	496	511,225
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	123	126,165
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	115	119,025
Oshkosh Corp.,
Gtd. Notes, 144A
5.375%	03/01/25	15	15,450
Terex Corp.,
Gtd. Notes
6.000%	05/15/21	400	410,000
Zebra Technologies Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	10/15/22(a)	300	323,250

			3,356,518

Marine
Bluewater Holding BV (Netherlands),
Gtd. Notes, 144A
10.000%	12/10/19	100	88,750
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21	36	34,560
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21	70	70,350
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	01/15/22	58	54,085
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay),
Gtd. Notes, 144A
7.250%	05/01/22	101	97,970
Ridgebury Crude Tankers LLC,
Sr. Sec’d. Notes, 144A
7.625%	03/20/17	95	97,857
Ultrapetrol Bahamas Ltd. (Bahamas),
Sr. Sec’d. Notes
8.875%	06/15/21	114	108,015

			551,587

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media — 1.0%
21st Century Fox America, Inc.,
Gtd. Notes
5.400%	10/01/43	300	$365,281
6.650%	11/15/37	545	734,931
7.250%	05/18/18	300	350,797
7.430%	10/01/26	100	129,797
7.625%	11/30/28	100	135,561
7.700%	10/30/25	100	132,410
AMC Networks, Inc.,
Gtd. Notes
7.750%	07/15/21	110	119,350
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18	82	91,020
8.000%	04/15/20(a)	305	345,413
CBS Corp.,
Gtd. Notes
3.375%	03/01/22	34	34,591
4.850%	07/01/42	100	105,431
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	100	101,000
5.250%	03/15/21	500	511,875
6.500%	04/30/21	496	520,800
6.625%	01/31/22	200	213,750
7.250%	10/30/17	80	83,400
8.125%	04/30/20	43	44,935
CCOH Safari LLC,
Gtd. Notes
5.500%	12/01/22	100	102,250
5.750%	12/01/24	170	175,100
Cinemark USA, Inc.,
Gtd. Notes
7.375%	06/15/21	150	160,875
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22(a)	800	842,000
7.625%	03/15/20	730	768,325
7.625%	03/15/20(a)	15	15,525
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	160	232,787
Comcast Cable Communications LLC,
Gtd. Notes
8.875%	05/01/17	200	231,597
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22	315	439,448
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	175	192,127
4.650%	07/15/42	185	206,218
4.750%	03/01/44(a)	860	989,571
6.450%	03/15/37	275	372,382
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19	145	182,772

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
COX Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27	125	$163,326
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21	15	16,650
7.875%	02/15/18	40	45,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22(a)	655	678,899
5.000%	03/01/21	106	117,983
5.150%	03/15/42(a)	780	815,156
6.000%	08/15/40	200	226,727
Discovery Communications LLC,
Gtd. Notes
4.375%	06/15/21	159	171,493
4.875%	04/01/43	300	313,475
4.950%	05/15/42	100	105,573
DISH DBS Corp.,
Gtd. Notes
5.875%	07/15/22	25	25,406
5.875%	11/15/24(a)	405	405,506
6.750%	06/01/21	345	367,425
7.875%	09/01/19	610	681,675
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20	325	342,063
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20	107	117,165
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18	40	42,550
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.662%	04/15/18	1,345	1,353,736
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21	260	289,674
4.450%	01/15/43	1,010	1,096,747
5.950%	04/01/41	90	117,703
6.400%	04/30/40	154	210,395
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20	500	527,500
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	253	254,581
Numericable-SFR SAS (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	625	632,813
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24	25	26,187
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22(a)	44	44,990
5.750%	06/15/23	40	40,400

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21	300	$307,875
Gtd. Notes, 144A
5.625%	08/01/24	60	61,050
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.250%	05/15/20	400	396,000
5.375%	04/15/25	27	27,135
5.875%	10/01/20	225	234,563
6.000%	07/15/24	285	299,250
Sky PLC (United Kingdom),
Gtd. Notes, 144A
3.750%	09/16/24(a)	750	775,384
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	150	206,297
8.750%	08/01/15	150	154,080
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21	442	471,794
Time Warner Cable, Inc.,
Gtd. Notes
4.125%	02/15/21(a)	1,225	1,317,472
5.500%	09/01/41(a)	625	717,964
7.300%	07/01/38	25	33,700
8.250%	04/01/19	300	366,942
8.750%	02/14/19	300	370,336
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33	257	376,905
Time Warner, Inc.,
Gtd. Notes
3.550%	06/01/24	410	424,619
4.650%	06/01/44(a)	455	490,151
4.750%	03/29/21	430	480,097
6.200%	03/15/40	1,010	1,291,145
6.250%	03/29/41	19	24,521
6.500%	11/15/36	25	32,444
7.625%	04/15/31	300	419,466
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25	200	202,000
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21(a)	331	353,756
Viacom, Inc.,
Sr. Unsec’d. Notes
3.875%	12/15/21	234	244,850
4.375%	03/15/43	635	592,004
4.500%	03/01/21	140	151,710
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24	162	166,860
VTR Finance BV (Chile),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24	200	207,500

			29,359,987

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining — 0.5%
AK Steel Corp.,
Sr. Sec’d. Notes
8.750%	12/01/18	55	$58,575
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)	185	198,008
5.900%	02/01/27	27	29,732
6.150%	08/15/20	20	22,566
6.750%	07/15/18	40	45,051
6.750%	01/15/28	83	95,422
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18	12	12,210
7.875%	11/01/20	50	50,875
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
6.375%	08/15/23	742	794,867
APERAM SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
7.750%	04/01/18	200	207,750
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.250%	02/25/17(a)	830	863,200
7.000%	02/25/22(a)	400	438,000
10.600%	06/01/19	130	159,006
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	320	308,888
Barrick North America Finance LLC (Canada),
Gtd. Notes
4.400%	05/30/21	300	308,090
5.700%	05/30/41	285	286,587
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.625%	02/24/17	69	69,946
2.050%	09/30/18(a)	137	139,858
4.125%	02/24/42	200	204,476
5.000%	09/30/43(a)	999	1,144,058
Bluescope Steel Ltd./Bluescope Steel Finance USA LLC (Australia),
Gtd. Notes, 144A
7.125%	05/01/18	33	34,155
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
Gtd. Notes
6.375%	03/15/24	60	51,900
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21	144	122,760
Commercial Metals Co.,
Sr. Unsec’d. Notes
7.350%	08/15/18	100	107,750
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
6.750%	02/15/20(a)	117	108,225
7.000%	02/15/21	27	24,907
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
8.250%	11/01/19(a)	700	602,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	645	$597,532
4.550%	11/14/24(a)	1,522	1,462,417
5.400%	11/14/34	17	15,543
5.450%	03/15/43(a)	225	201,667
Sr. Unsec’d. Notes
2.150%	03/01/17	242	241,108
Glencore Finance Canada Ltd. (Switzerland),
Gtd. Notes, 144A
5.550%	10/25/42	895	942,146
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	118	104,430
HudBay Minerals, Inc. (Canada),
Gtd. Notes
9.500%	10/01/20	50	52,000
KGHM International Ltd. (Canada),
Gtd. Notes, 144A
7.750%	06/15/19	35	36,050
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	11/01/20	35	36,313
7.875%	11/01/22	65	67,763
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22(a)	104	102,960
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23	108	113,323
5.200%	08/01/43	477	536,750
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21(a)	298	183,270
Sec’d. Notes, 144A
10.000%	03/15/22(a)	104	92,560
Placer Dome, Inc. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	280	300,584
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.500%	12/15/19	25	24,187
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.500%	11/02/20	58	61,163
3.750%	09/20/21	100	105,473
4.125%	05/20/21	150	161,585
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
2.875%	08/21/22(a)	985	978,228
Steel Dynamics, Inc.,
Gtd. Notes
6.125%	08/15/19	60	63,900
6.375%	08/15/22	60	64,050
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.375%	02/01/20	15	15,375

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Taseko Mines Ltd. (Canada),
Gtd. Notes
7.750%	04/15/19	45	$32,400
Teck Resources Ltd. (Canada),
Gtd. Notes
3.750%	02/01/23	490	458,914
Vale SA (Brazil),
Sr. Unsec’d. Notes
5.625%	09/11/42(a)	660	571,164
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18	50	53,375

			14,165,092

Multiline Retail — 0.1%
J.C. Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19	4	3,920
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	74	73,564
4.300%	02/15/43(a)	635	644,376
5.125%	01/15/42	21	23,538
6.700%	07/15/34	130	173,921
7.450%	07/15/17	400	452,040
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, PIK, 144A
8.750%	10/15/21	150	159,000
Sears Holdings Corp.,
Sec’d. Notes
6.625%	10/15/18	150	139,500
Target Corp.,
Sr. Unsec’d. Notes
3.500%	07/01/24(a)	1,695	1,799,551

			3,469,410

Multi-Utilities — 0.5%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21	86	96,001
5.850%	01/15/41	215	269,004
6.125%	11/01/17	235	261,875
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.750%	06/15/19	80	101,153
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.300%	12/01/24	700	735,510
4.200%	03/15/42	69	73,890
4.625%	12/01/54	650	729,939
5.850%	04/01/18	645	729,416
Dominion Gas Holdings LLC,
Sr. Unsec’d. Notes
3.600%	12/15/24(a)	800	839,447
Dominion Resources, Inc.,
Jr. Sub. Notes
5.750%(c)	10/01/54	1,025	1,095,006
Sr. Unsec’d. Notes
4.450%	03/15/21	1,335	1,477,489

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Multi-Utilities (cont’d.)
4.700%	12/01/44(a)	405	$451,058
4.900%	08/01/41	32	35,967
5.250%	08/01/33	155	178,702
DTE Electric Co.,
General Ref. Mortgage
2.650%	06/15/22	53	53,627
3.700%	03/15/45	380	387,739
3.900%	06/01/21	250	274,393
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	46	49,091
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	565	635,183
5.650%	02/01/45	221	281,872
5.800%	02/01/42	434	552,222
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21	50	53,466
4.300%	11/15/23	61	65,635
5.320%	09/15/16	350	371,088
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20	36	38,309
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23	40	42,593
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19	335	378,241
Public Service Electric & Gas Co.,
First Mortgage
2.700%	05/01/15	155	155,247
Sec’d. Notes, MTN
3.650%	09/01/42(a)	75	76,460
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17	900	917,997
2.875%	10/01/22	1,465	1,464,582
6.000%	10/15/39	150	192,766
9.800%	02/15/19	320	411,923

			13,476,891

Oil, Gas & Consumable Fuels — 2.1%
Access Midstream Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	650	654,875
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31	350	421,238
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31	160	212,219
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24(a)	1,125	1,126,791
5.950%	09/15/16	1,125	1,200,134
6.375%	09/15/17	730	812,221
8.700%	03/15/19	350	427,867

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	29	$27,840
5.375%	11/01/21	80	77,600
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	28	28,454
3.625%	02/01/21	100	105,027
4.750%	04/15/43	415	433,741
6.900%	09/15/18	150	173,543
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.,
Gtd. Notes
7.750%	01/15/21	80	54,400
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21	106	97,255
5.625%	06/01/24	12	10,980
Berry Petroleum Co. LLC,
Sr. Unsec’d. Notes
6.375%	09/15/22	45	34,987
6.750%	11/01/20	31	25,187
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22	92	79,983
7.625%	10/01/19	9	8,460
Bonanza Creek Energy, Inc.,
Gtd. Notes
5.750%	02/01/23	79	72,680
6.750%	04/15/21	128	124,480
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42	101	114,113
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.750%	05/10/23	765	746,260
3.245%	05/06/22	1,500	1,544,619
3.814%	02/10/24	150	155,701
4.742%	03/11/21	100	111,612
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22	15	10,800
8.625%	10/15/20	467	345,580
California Resources Corp.,
Gtd. Notes, 144A
5.500%	09/15/21(a)	125	110,900
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33	190	220,733
Canadian Oil Sands Ltd. (Canada),
Gtd. Notes, 144A
6.000%	04/01/42	200	180,605
Carrizo Oil & Gas, Inc.,
Gtd. Notes
7.500%	09/15/20	121	124,327
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22	28	26,523
4.450%	09/15/42(a)	262	240,118
6.750%	11/15/39(a)	168	200,784

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Chaparral Energy, Inc.,
Gtd. Notes
7.625%	11/15/22	174	$116,580
8.250%	09/01/21	25	17,250
9.875%	10/01/20	18	13,320
Chesapeake Energy Corp.,
Gtd. Notes
3.250%	03/15/16	27	26,966
6.500%	08/15/17	128	134,720
7.250%	12/15/18	122	131,760
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	45	44,456
3.191%	06/24/23	73	76,037
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24	25	24,813
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
1.125%	05/09/16	200	199,753
3.000%	05/09/23	285	278,387
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19	148	62,160
9.500%	06/15/20	111	48,285
Sr. Sec’d. Notes, 144A
10.000%	03/15/20(a)	187	180,923
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23	40	40,296
ConocoPhillips,
Gtd. Notes
6.000%	01/15/20	1,875	2,210,023
Sr. Unsec’d. Notes
6.650%	07/15/18	250	290,259
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	865	1,181,993
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22	80	72,400
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21	45	44,831
7.750%	02/15/23	108	109,350
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19	285	259,549
3.875%	03/15/23	402	361,872
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	300	257,250
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	190	191,935
4.750%	05/15/42(a)	623	666,295
6.300%	01/15/19	160	183,361
7.950%	04/15/32	150	206,292

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43	125	$104,573
Diamondback Energy, Inc.,
Gtd. Notes
7.625%	10/01/21	78	82,095
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	10/01/23	372	378,305
Encana Corp. (Canada),
Sr. Unsec’d. Notes
5.150%	11/15/41(a)	405	414,566
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21(a)	171	165,015
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23	857	848,942
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	250	273,592
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21(a)	420	424,506
Enterprise Products Operating LLC,
Gtd. Notes
3.900%	02/15/24	1,235	1,292,094
4.050%	02/15/22	790	842,100
4.850%	03/15/44(a)	25	26,949
5.200%	09/01/20(a)	935	1,053,516
5.700%	02/15/42	74	88,561
8.375%(c)	08/01/66	590	621,713
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	172	171,824
4.100%	02/01/21	200	215,882
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22	129	131,580
9.375%	05/01/20	546	571,935
Sec’d. Notes
6.875%	05/01/19	284	291,100
EXCO Resources, Inc.,
Gtd. Notes
7.500%	09/15/18	124	73,470
8.500%	04/15/22	53	29,481
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21(a)	209	145,255
9.250%	02/15/22	60	41,400
9.750%	07/15/20(a)	8	5,640
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29	175	226,010
8.125%	02/15/19	210	252,136
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	140	131,600
7.625%	04/15/21	28	29,120

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes
6.750%	04/01/22	225	$210,375
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31	130	177,112
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23(a)	980	960,777
3.950%	09/01/22	660	670,324
5.000%	08/15/42	490	475,864
5.000%	03/01/43	470	459,033
5.400%	09/01/44(a)	340	352,256
6.850%	02/15/20	290	338,482
Kinder Morgan Finance Co. LLC,
Gtd. Notes, 144A
6.000%	01/15/18	883	967,715
Kinder Morgan, Inc.,
Gtd. Notes
7.000%	06/15/17	81	89,346
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22	41	39,770
7.375%	05/01/22	168	173,250
9.500%	02/15/19	90	94,275
Legacy Reserves LP/Legacy Reserves Finance Corp.,
Gtd. Notes
6.625%	12/01/21	97	76,630
8.000%	12/01/20	115	94,300
Lightstream Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.625%	02/01/20	104	74,880
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.250%	11/01/19	400	316,000
8.625%	04/15/20	29	24,723
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	300	324,283
5.150%	10/15/43	72	79,187
6.400%	07/15/18	250	281,135
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
6.250%	06/15/22	400	418,000
6.750%	11/01/20	100	105,000
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	424	390,080
6.500%	03/15/21	42	38,850
7.000%	03/31/24(a)	180	169,650
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
7.625%	05/01/21	124	112,840
Gtd. Notes, 144A
6.875%	08/01/22	58	51,330
Memorial Resource Development Corp.,
Gtd. Notes, 144A
5.875%	07/01/22	80	75,200

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	135	$129,922
5.000%	09/15/20	200	199,178
Newfield Exploration Co.,
Sr. Sub. Notes
6.875%	02/01/20	82	84,886
Sr. Unsec’d. Notes
5.375%	01/01/26(a)	200	202,025
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43	1,075	1,123,445
Noble Holding International Ltd.,
Gtd. Notes
4.625%	03/01/21	25	23,635
5.250%	03/15/42	169	129,729
Northern Oil and Gas, Inc.,
Sr. Unsec’d. Notes
8.000%	06/01/20	66	58,575
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21	84	80,220
6.875%	03/15/22(a)	80	78,000
6.875%	01/15/23	9	8,730
7.250%	02/01/19	122	120,780
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23	206	204,563
4.100%	02/01/21	200	219,324
Ocean Rig UDW, Inc. (Cyprus),
Sr. Unsec’d. Notes, 144A
7.250%	04/01/19(a)	100	58,000
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16	430	435,731
4.900%	03/15/25	825	834,754
6.650%	10/01/36	150	159,276
Parker Drilling Co.,
Gtd. Notes
7.500%	08/01/20	51	41,183
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22	133	134,330
Penn Virginia Corp.,
Gtd. Notes
7.250%	04/15/19	184	166,520
8.500%	05/01/20(a)	136	127,840
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.375%	05/20/23(a)	140	119,714
5.375%	01/27/21(a)	120	108,858
7.875%	03/15/19(a)	220	223,951
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.050%	05/15/18	186	209,044
7.875%	06/15/26	130	179,804
Phillips 66,
Gtd. Notes
2.950%	05/01/17	54	55,851

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
4.300%	04/01/22	43	$46,884
4.875%	11/15/44(a)	890	953,124
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/20	1,320	1,502,699
Precision Drilling Corp. (Canada),
Gtd. Notes
6.500%	12/15/21	29	26,897
6.625%	11/15/20	71	66,917
Gtd. Notes, 144A
5.250%	11/15/24	44	36,740
Rex Energy Corp.,
Gtd. Notes
8.875%	12/01/20(a)	48	37,440
Gtd. Notes, 144A
6.250%	08/01/22	18	12,105
Rice Energy, Inc.,
Gtd. Notes
6.250%	05/01/22	102	99,450
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21	25	23,500
5.875%	06/01/22(a)	100	94,250
5.875%	06/01/24(a)	97	90,210
RSP Permian, Inc.,
Gtd. Notes, 144A
6.625%	10/01/22	29	29,145
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	03/01/25	41	40,539
Samson Investment Co.,
Gtd. Notes
9.750%	02/15/20	372	100,440
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23(a)	100	89,875
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21	275	170,500
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.250%	05/15/20	192	195,840
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22	23	10,465
Shell International Finance BV (Netherlands),
Gtd. Notes
4.375%	03/25/20	805	900,600
4.550%	08/12/43	725	821,798
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, 144A
4.375%	10/17/23	249	269,544
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	137	128,985
6.500%	11/15/21	40	40,600
6.500%	01/01/23	152	155,040

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20	540	$594,813
6.200%	04/15/18	380	422,079
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18	156	160,810
5.950%	09/25/43	38	46,005
Statoil ASA (Norway),
Gtd. Notes
1.150%	05/15/18	201	199,939
1.200%	01/17/18	54	53,847
2.450%	01/17/23	155	152,517
2.650%	01/15/24	214	210,199
3.150%	01/23/22	77	80,334
4.250%	11/23/41	61	65,375
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.950%	12/01/34	150	179,078
6.100%	06/01/18	1,950	2,196,628
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44	695	716,995
5.350%	05/15/45	400	420,639
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	05/15/42	135	133,708
5.850%	02/01/37	245	251,752
6.250%	02/01/38	25	27,031
7.750%	06/01/19	145	167,321
Talos Production LLC/Talos Production Finance, Inc.,
Gtd. Notes, 144A
9.750%	02/15/18	123	86,100
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.875%	10/01/20	175	179,375
6.125%	10/15/21	250	257,500
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	185	177,931
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21	645	669,515
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27	150	208,120
8.125%	02/15/30	150	220,965
Total Capital Canada Ltd. (France),
Gtd. Notes
2.750%	07/15/23	273	272,007
Total Capital International SA (France),
Gtd. Notes
1.550%	06/28/17	94	95,054
2.700%	01/25/23	776	773,317
3.700%	01/15/24	120	127,251
Total Capital SA (France),
Gtd. Notes
4.125%	01/28/21	111	122,470

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22	70	$68,348
3.750%	10/16/23	960	1,006,758
7.125%	01/15/19	250	294,826
Transocean, Inc.,
Gtd. Notes
3.800%	10/15/22(a)	56	40,863
6.375%	12/15/21(a)	495	416,418
6.500%	11/15/20	180	150,975
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/18	241	217,503
6.125%	10/01/24	157	134,628
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	104	97,760
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	03/15/25	400	409,074
4.900%	03/15/45(a)	200	206,768
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	470	477,759
5.375%	06/01/21	198	218,796
Western Refining Logistics LP/WNRL Finance Corp.,
Gtd. Notes, 144A
7.500%	02/15/23	18	18,360
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	455	420,602
5.750%	06/24/44	115	107,481
7.875%	09/01/21	40	46,434
Williams Partners LP,
Sr. Unsec’d. Notes
3.600%	03/15/22	830	827,408
3.900%	01/15/25(a)	425	415,536
4.300%	03/04/24(a)	815	813,227
4.900%	01/15/45	345	323,522
5.100%	09/15/45	345	332,670
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	150	131,925

			62,255,151

Paper & Forest Products
Cascades, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.500%	07/15/22	65	65,975
Mercer International, Inc.,
Gtd. Notes
7.000%	12/01/19(a)	35	36,225
7.750%	12/01/22	75	79,500
Resolute Forest Products, Inc.,
Gtd. Notes
5.875%	05/15/23	12	11,532

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Paper & Forest Products (cont’d.)
Verso Paper Holdings LLC/Verso Paper, Inc.,
Sr. Sec’d. Notes
11.750%	01/15/19	121	$112,530

			305,762

Personal Products
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21(a)	69	71,243

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17	1,409	1,413,998
2.900%	11/06/22(a)	440	436,462
Actavis Funding SCS,
Gtd. Notes
3.000%	03/12/20	760	777,545
3.800%	03/15/25	790	815,304
3.850%	06/15/24(a)	345	356,364
4.850%	06/15/44(a)	585	621,361
Actavis, Inc.,
Gtd. Notes
1.875%	10/01/17	1,015	1,017,356
Bayer US Finance LLC,
Gtd. Notes, 144A
2.375%	10/08/19	670	681,448
Capsugel SA,
Sr. Unsec’d. Notes, PIK, 144A
7.000%	05/15/19(a)	40	40,650
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.000%	12/15/20	125	130,313
Forest Laboratories, Inc.,
Gtd. Notes, 144A
4.875%	02/15/21	560	617,375
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.850%	05/08/22	1,475	1,497,830
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
4.200%	03/18/43	245	261,853
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18	95	93,575
Medco Health Solutions, Inc.,
Gtd. Notes
2.750%	09/15/15	55	55,469
4.125%	09/15/20	540	581,805
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.400%	09/15/22	82	81,809
3.700%	02/10/45	700	703,310
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18(a)	480	490,146
Gtd. Notes, 144A
7.875%	07/15/20	750	792,383

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.400%	09/21/22	180	$181,113
Par Pharmaceutical Cos., Inc.,
Gtd. Notes
7.375%	10/15/20	65	68,575
Perrigo Finance PLC,
Gtd. Notes
3.900%	12/15/24	1,090	1,129,289
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.300%	06/15/43	430	464,379
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
2.950%	12/18/22	236	235,523
3.650%	11/10/21	151	159,033
Teva Pharmaceutical Finance IV LLC (Israel),
Gtd. Notes
2.250%	03/18/20	435	437,606
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20	60	62,325
7.000%	10/01/20(a)	100	104,375
7.250%	07/15/22	645	682,088
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.750%	08/15/18	150	158,063
7.500%	07/15/21	330	356,915
Sr. Unsec’d. Notes, 144A
5.375%	03/15/20	120	121,050
5.875%	05/15/23	235	240,875
6.125%	04/15/25	140	144,900
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18	52	52,030

			16,064,495

Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.,
Sr. Unsec’d. Notes
3.450%	09/15/21	1,040	1,061,597
3.500%	01/31/23	110	109,036
4.500%	01/15/18	675	724,598
American Tower Trust I,
Pass-Through Certificates, 144A
1.551%	03/15/43	233	232,536
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20	770	815,517
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	760	802,964
4.125%	05/15/21	200	217,056
Camden Property Trust,
Sr. Unsec’d. Notes
5.700%	05/15/17	1,450	1,576,742
Corrections Corp. of America,
Gtd. Notes
4.625%	05/01/23	475	475,000

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22	40	$41,550
5.250%	01/15/23	60	63,000
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	1,095	1,134,003
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21	511	539,295
6.750%	03/15/20	285	338,725
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21	28	28,910
Equity Commonwealth,
Sr. Unsec’d. Notes
5.875%	09/15/20	120	133,315
6.650%	01/15/18	320	350,367
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21	36	40,213
5.375%	08/01/16	100	105,741
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	250	255,000
5.875%	01/15/22	250	263,750
HCP, Inc.,
Sr. Unsec’d. Notes
2.625%	02/01/20	503	504,273
3.750%	02/01/19	1,655	1,744,650
5.375%	02/01/21	79	88,938
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/23	290	297,036
4.500%	01/15/24	293	314,588
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	25	25,313
iStar Financial, Inc.,
Sr. Unsec’d. Notes
3.875%	07/01/16	40	40,200
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.125%	06/01/23	865	860,095
3.200%	05/01/21	580	594,715
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23	375	373,546
4.400%	02/15/24	350	374,086
Prologis LP,
Gtd. Notes
4.250%	08/15/23	610	655,911
6.875%	03/15/20	109	128,546
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21	38	38,855
Simon Property Group LP,
Sr. Unsec’d. Notes
4.125%	12/01/21	54	59,131

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
6.125%	05/30/18	455	$518,386
6.750%	02/01/40	100	139,876
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20	775	818,623
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22	1,245	1,334,771
4.750%	06/01/21	370	408,471
Weingarten Realty Investors,
Sr. Unsec’d. Notes
4.450%	01/15/24	410	436,822

			19,065,747

Real Estate Management & Development
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	12/01/21(a)	425	431,375

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.100%	06/01/21	725	796,602
4.150%	04/01/45	420	436,901
4.375%	09/01/42	88	92,831
4.450%	03/15/43	140	149,989
5.400%	06/01/41	115	138,250
5.750%	03/15/18	600	672,761
5.750%	05/01/40	1,055	1,318,688
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	01/15/22	200	221,633
7.125%	10/15/31	150	207,657
CSX Corp.,
Sr. Unsec’d. Notes
4.250%	06/01/21	65	71,779
6.250%	04/01/15	44	44,000
7.375%	02/01/19	100	120,115
Jurassic Holdings III, Inc.,
Sec’d. Notes, 144A
6.875%	02/15/21	100	87,000
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.903%	02/15/23	342	344,300
3.850%	01/15/24	292	315,125
4.800%	08/15/43(a)	405	466,703
5.590%	05/17/25	74	88,827
6.000%	05/23/2111	216	273,996
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	03/01/17	111	113,112
3.500%	06/01/17	516	538,884
3.600%	03/01/16	82	83,951
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.821%	02/01/44	246	292,273

			6,875,377

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
6.750%	03/01/19	94	$91,180
7.000%	07/01/24(a)	113	97,463
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22	325	334,750
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22	20	20,850
Freescale Semiconductor, Inc.,
Gtd. Notes
10.750%	08/01/20	57	61,987
Sr. Sec’d. Notes, 144A
6.000%	01/15/22	37	40,284
Intel Corp.,
Sr. Unsec’d. Notes
3.300%	10/01/21	163	173,516
4.800%	10/01/41	150	169,005
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.875%	02/15/22	249	262,822
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23(a)	247	251,323
5.500%	02/01/25	30	30,225
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.600%	06/15/17	440	492,283
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	02/15/21	300	317,250
Samsung Electronics America, Inc. (South Korea),
Gtd. Notes, 144A
1.750%	04/10/17	1,190	1,199,945
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
4.875%	10/15/23	43	44,183
5.000%	10/01/25	46	46,633

			3,633,699

Software — 0.3%
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21	595	629,213
6.125%	11/01/23	46	48,645
Emdeon, Inc.,
Gtd. Notes
11.000%	12/31/19	210	229,163
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19	250	261,250
First Data Corp.,
Gtd. Notes
10.625%	06/15/21	23	26,163
11.250%	01/15/21	72	81,900
11.750%	08/15/21	172	198,875
12.625%	01/15/21	512	606,720
Sec’d. Notes, 144A
8.250%	01/15/21	177	189,390

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Sec’d. Notes, PIK, 144A
8.750%	01/15/22	636	$684,495
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	80	85,200
7.375%	06/15/19	360	376,200
8.875%	08/15/20	250	266,250
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21(a)	270	267,384
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19	295	316,329
Interface Security Systems Holdings, Inc./Interface Security Systems LLC,
Sec’d. Notes
9.250%	01/15/18	78	78,390
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17	280	303,366
Microsoft Corp.,
Sr. Unsec’d. Notes
0.875%	11/15/17	31	30,913
3.500%	11/15/42	675	649,679
3.625%	12/15/23	245	267,043
3.750%	02/12/45(a)	700	702,667
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.625%	01/15/23	20	20,750
Oracle Corp.,
Sr. Unsec’d. Notes
2.375%	01/15/19	242	248,646
2.500%	10/15/22(a)	2,270	2,270,114
3.625%	07/15/23	570	612,826
4.500%	07/08/44	470	523,844
6.125%	07/08/39	125	165,791
6.500%	04/15/38	200	274,467

			10,415,673

Specialty Retail — 0.2%
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19	100	106,000
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	12/01/23	295	316,332
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19(a)	209	119,130
Sr. Sec’d. Notes, 144A
6.125%	03/15/20	47	39,480
9.000%	03/15/19	553	501,847
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21	249	285,692
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19(a)	44	38,390
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/24(a)	810	882,790

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Specialty Retail (cont’d.)
L Brands, Inc.,
Gtd. Notes
6.625%	04/01/21	500	$572,755
Landry’s, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	05/01/20	11	11,797
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42	130	148,996
5.125%	11/15/41	49	59,487
5.500%	10/15/35	100	122,644
Michaels Stores, Inc.,
Gtd. Notes, 144A
5.875%	12/15/20	300	308,250
Neebo, Inc.,
Sr. Sec’d. Notes, 144A
15.000%	06/30/16	28	28,050
Party City Holdings, Inc.,
Gtd. Notes
8.875%	08/01/20	300	323,250
Petco Animal Supplies, Inc.,
Gtd. Notes, 144A
9.250%	12/01/18	150	157,500
Real Mex Restaurants, Inc.,
Notes
11.000%	01/01/40	213	212,607
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20(a)	500	526,250

			4,761,247

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
0.503%(c)	05/03/18	345	345,947
2.400%	05/03/23	540	533,369
3.850%	05/04/43	2,065	2,097,613
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20	148	156,436
EMC Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/23	475	493,756
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.300%	06/01/21	157	168,688
4.650%	12/09/21	372	406,940
6.000%	09/15/41	141	156,923
NCR Corp.,
Gtd. Notes
5.000%	07/15/22	14	14,140

			4,373,812

Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20	500	530,625

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Thrifts & Mortgage Finance — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.350%	01/21/20	2,100	$2,113,415
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19	530	533,610

			2,647,025

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	2,820	2,803,430
4.250%	08/09/42	135	136,341
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.250%	06/07/22	310	318,112
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.125%	03/04/43	695	712,069
4.375%	11/15/41	900	952,136

			4,922,088

Trading Companies & Distributors
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22(a)	62	63,860
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20	113	120,910
11.500%	07/15/20	72	83,250
Sec’d. Notes
11.000%	04/15/20(a)	25	28,375

			296,395

Water Utilities
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24	300	323,360
4.300%	12/01/42	46	49,641

			373,001

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20	170	192,647
Sr. Unsec’d. Notes
3.125%	07/16/22	2,275	2,313,903
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.214%	08/15/15	200	201,441
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%	07/01/18	250	232,500
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
6.625%	12/15/22(a)	716	690,940
7.250%	04/01/19	50	51,825
7.250%	10/15/20(a)	650	669,500
7.500%	04/01/21	400	411,500

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Wireless Telecommunication Services (cont’d.)
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
7.750%	06/01/21(a)	310	$285,975
NII Capital Corp.,
Gtd. Notes(i)
7.625%	04/01/21	345	105,225
NII International Telecom SCA,
Gtd. Notes, 144A(i)
7.875%	08/15/19	23	21,333
11.375%	08/15/19(a)	102	96,900
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23(a)	213	227,119
5.450%	10/01/43	118	138,287
8.750%	05/01/32	185	269,803
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	07/15/22	85	83,263
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	30	27,525
6.900%	05/01/19	38	39,283
8.750%	03/15/32	636	656,670
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20(a)	354	390,285
9.000%	11/15/18	176	201,960
Sr. Unsec’d. Notes
7.000%	08/15/20	110	111,719
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	140	136,500
7.250%	09/15/21	37	37,185
7.625%	02/15/25	141	140,295
7.875%	09/15/23	1,301	1,327,020
T-Mobile USA, Inc.,
Gtd. Notes
6.250%	04/01/21(a)	57	59,280
6.375%	03/01/25	136	140,338
6.500%	01/15/24	10	10,450
6.625%	04/01/23	138	144,383
6.633%	04/28/21	500	523,750
6.731%	04/28/22	298	313,645
6.836%	04/28/23	51	53,677
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	03/20/17	200	201,216
4.375%	02/19/43(a)	530	521,305

			11,028,647

TOTAL CORPORATE BONDS
(cost $552,795,660)			571,617,448

FOREIGN GOVERNMENT BONDS — 0.9%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25	200	196,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
France Government Bond OAT (France),
Bonds
1.750%	05/25/23	EUR	8,000	$9,614,056
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
4.750%	09/01/44	EUR	6,115	10,485,224
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		740	782,920
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		302	317,100
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes
4.450%	06/15/18	EUR	4,550	5,481,507
Province of Ontario (Canada),
Sr. Unsec’d. Notes
0.950%	05/26/15		300	300,312
2.700%	06/16/15		350	351,631
Province of Quebec (Canada),
Notes, MTN
6.350%	01/30/26		120	156,602

TOTAL FOREIGN GOVERNMENT BONDS
(cost $29,381,151)				27,685,352

MUNICIPAL BONDS — 0.1%
California
City of Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39		175	234,337
State of California,
General Obligation Unlimited
7.300%	10/01/39		180	268,297

				502,634

New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds
5.600%	03/15/40		150	193,463
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62		325	355,436
5.647%	11/01/40		220	281,538

				830,437

Ohio
American Municipal Power, Inc.,
Revenue Bonds
7.499%	02/15/50		150	222,079

TOTAL MUNICIPAL BONDS
(cost $1,297,857)				1,555,150

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.9%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 5A1
2.817%(c)	09/25/35		124	109,714
Alternative Loan Trust,
Series 2003-13T1, Class A10
4.000%	08/25/33		60	59,994
Series 2005-J6, Class 2A1
5.500%	07/25/25		40	40,724

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-36T2, Class 2A1
6.250%	12/25/36	129	$103,639
American Home Mortgage Assets Trust,
Series 2006-2, Class 2A1
0.364%(c)	09/25/46	517	386,465
Banc of America Alternative Loan Trust,
Series 2003-5, Class 2A1
5.000%	07/25/18	201	204,655
Series 2003-7, Class 2A4
5.000%	09/25/18	185	187,080
Series 2003-11, Class 2A1
6.000%	01/25/34	230	239,140
Series 2004-1, Class 1A1
6.000%	02/25/34	185	197,069
Series 2004-6, Class 4A1
5.000%	07/25/19	216	222,331
Series 2004-7, Class 3A1
6.000%	08/25/34	249	257,920
Banc of America Funding Trust,
Series 2005-1, Class 1A1
5.500%	02/25/35	396	402,214
Series 2005-7, Class 30PO, PO
7.110%(s)	11/25/35	68	54,462
Series 2006-1, Class 2A1
5.500%	01/25/36	36	36,419
Series 2006-D, Class 5A2
4.848%(c)	05/20/36	40	36,846
Series 2014-R7, Class 1A1
0.318%(c)	05/26/36	183	165,818
Series 2014-R7, Class 2A1
0.308%(c)	09/26/36	95	88,842
Series 2015-R1, Class A1, 144A
0.360%(c)	05/26/37	195	178,891
Banc of America Mortgage Securities, Inc.,
Series 2003-3, Class 1A7
5.500%	05/25/33	379	390,951
Series 2004-5, Class 3A3
5.000%	06/25/19	176	179,159
Series 2004-C, Class 2A1
2.705%(c)	04/25/34	272	270,887
Series 2004-D, Class 2A1
2.670%(c)	05/25/34	7	7,107
Series 2004-D, Class 2A2
2.670%(c)	05/25/34	57	56,581
Series 2007-3, Class 1A1
6.000%	09/25/37	240	218,291
BCAP LLC Trust,
Series 2013-RR12, Class 2A7, 144A
0.318%(c)	05/26/37	100	94,961
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
2.322%(c)	07/25/33	179	179,319
Series 2005-12, Class 22A1
2.257%(c)	02/25/36	141	130,046
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A1
5.750%	10/25/34	219	223,497

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Chase Mortgage Finance Trust,
Series 2006-S2, Class 1A9
6.250%	10/25/36	325	$286,572
Series 2007-A2, Class 2A1
2.506%(c)	07/25/37	675	681,442
CHL Mortgage Pass-Through Trust,
Series 2007-5, Class A6
0.524%(c)	05/25/37	57	45,021
Citicorp Mortgage Securities Trust,
Series 2006-5, Class 1A3
6.000%	10/25/36	116	116,523
Series 2007-5, Class 1A9
6.000%	06/25/37	524	539,822
Citigroup Mortgage Loan Trust,
Series 2006-4, Class 1A1
5.500%	12/25/20	69	67,437
Series 2008-AR4, Class 1A1A, 144A
2.720%(c)	11/25/38	337	338,087
Series 2010-8, Class 5A6, 144A
4.000%	11/25/36	133	134,769
Series 2010-8, Class 6A6, 144A
4.500%	12/25/36	103	105,711
Series 2014-10, Class 3A1, 144A
0.369%(c)	07/25/36	116	106,749
Series 2014-10, Class 4A1, 144A
0.339%(c)	02/25/37	145	131,048
Series 2014-10, Class 5A1, 144A
0.320%(c)	06/25/36	95	86,181
Series 2014-11, Class 4A1, 144A
0.268%(c)	07/25/36	98	88,026
Series 2014-12, Class 2A4, 144A
4.457%(c)	02/25/37	100	99,292
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	179	185,694
Series 2005-2, Class 2A11
5.500%	05/25/35	236	245,303
CitiMortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.500%	04/25/36	432	401,722
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J13, Class 1A7
5.250%	01/25/34	288	301,718
Series 2004-4, Class A13
5.250%	05/25/34	231	235,222
Series 2004-5, Class 2A9
5.250%	05/25/34	485	502,114
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR24, Class 2A4
2.551%(c)	10/25/33	196	193,042
Series 2004-AR5, Class 7A2
2.411%(c)	06/25/34	154	150,894
Series 2005-5, Class 1A1
5.000%	07/25/20	168	168,576
Credit Suisse Mortgage Trust,
Series 2011-12R, Class 3A1, 144A
2.110%(c)	07/27/36	76	75,439
Series 2014-10R, Class 4A1, 144A

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
0.341%(c)	12/27/36	92	$87,573
Series 2014-11R, Class 8A1, 144A
0.510%(c)	04/27/37	65	62,236
Series 2014-11R, Class 9A1, 144A
0.310%(c)	10/27/36	256	241,060
Deutsche ALT-A Securities, Inc./Alternate Loan Trust,
Series 2005-1, Class 1A1
0.674%(c)	02/25/35	51	47,281
Series 2005-1, Class 2A1
5.752%(c)	02/25/20	35	36,343
Deutsche Mortgage Securities, Inc.,
Series 2007-WM1, Class A1, 144A
4.370%(c)	06/27/37	263	263,734
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	824	973,130
Series 2002-T1, Class A2
7.000%	11/25/31	564	671,820
Series 2002-T4, Class A2
7.000%	12/25/41	637	737,330
Series 2004-T1, Class 1A1
6.000%	01/25/44	578	663,805
Fannie Mae Interest Strip,
Series 293, Class 1, PO
2.792%(s)	12/25/24	281	275,398
Series 369, Class 12, IO
5.500%(c)	05/25/36	987	185,984
Series 383, Class 60, IO
6.500%	10/25/37	254	48,800
Series 416, Class A300
3.000%	11/25/42	2,493	2,541,748
Series 417, Class C11, IO
2.500%	02/25/28	6,657	620,756
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	332	372,007
Series 1993-136, Class ZB
6.792%(c)	07/25/23	213	236,726
Series 1993-141, Class Z
7.000%	08/25/23	226	252,462
Series 1993-147, Class Z
7.000%	08/25/23	190	214,491
Series 1994-29, Class Z
6.500%	02/25/24	346	393,551
Series 1996-4, Class SA, IO
8.326%(c)	02/25/24	91	19,360
Series 1997-33, Class PA
8.500%	06/18/27	443	514,297
Series 1997-57, Class PN
5.000%	09/18/27	263	283,692
Series 2001-16, Class Z
6.000%	05/25/31	367	420,387
Series 2001-81, Class HE
6.500%	01/25/32	514	596,444
Series 2002-14, Class A1
7.000%	01/25/42	1,181	1,378,247
Series 2002-26, Class A2
7.500%	01/25/48	559	681,512

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2002-82, Class PE
6.000%	12/25/32	535	$599,466
Series 2002-86, Class PG
6.000%	12/25/32	1,200	1,377,309
Series 2002-90, Class A2
6.500%	11/25/42	276	313,454
Series 2003-18, Class A1
6.500%	12/25/42	422	501,179
Series 2003-21, Class OU
5.500%	03/25/33	167	188,355
Series 2003-24, Class MZ
5.500%	04/25/33	642	708,675
Series 2003-48, Class GH
5.500%	06/25/33	2,700	3,070,153
Series 2003-64, Class KF
0.670%(c)	07/25/18	163	163,479
Series 2003-81, Class FC
0.571%(c)	08/25/17	56	56,495
Series 2004-36, Class SA
19.047%(c)	05/25/34	137	189,388
Series 2004-45, Class ZL
6.000%	10/25/32	536	597,323
Series 2004-52, Class SX, IO
6.876%(c)	09/25/32	2	29
Series 2004-60, Class PA
5.500%	04/25/34	193	205,064
Series 2004-61, Class NS, IO
7.526%(c)	08/25/34	38	9,465
Series 2004-68, Class LC
5.000%	09/25/29	513	574,171
Series 2004-72, Class S, IO
6.326%(c)	09/25/34	92	19,401
Series 2004-101, Class HD
5.000%	01/25/20	405	424,818
Series 2005-13, Class AS, IO
5.926%(c)	03/25/35	31	5,132
Series 2005-14, Class ME
5.000%	10/25/33	25	25,519
Series 2005-22, Class DA
5.500%	12/25/34	185	202,811
Series 2005-30, Class UG
5.000%	04/25/35	625	682,483
Series 2005-57, Class DI, IO
6.526%(c)	03/25/35	66	4,955
Series 2005-57, Class NK
21.305%(c)	07/25/35	88	115,255
Series 2005-84, Class XM
5.750%	10/25/35	196	213,506
Series 2005-87, Class PE
5.000%	12/25/33	235	236,920
Series 2005-87, Class QZ
5.000%	10/25/35	593	633,729
Series 2005-97, Class PO, PO
0.979%(s)	11/25/35	1,143	1,136,959
Series 2005-102, Class PG
5.000%	11/25/35	1,500	1,632,329
Series 2005-110, Class GL
5.500%	12/25/35	562	640,944

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-2, Class LY
8.000%(c)	12/25/35	31	$32,449
Series 2006-3, Class SB, IO
6.526%(c)	07/25/35	87	14,194
Series 2006-9, Class KZ
6.000%	03/25/36	825	938,681
Series 2006-20, Class IB, IO
6.416%(c)	04/25/36	642	90,787
Series 2006-23, Class NS
9.000%(c)	04/25/36	47	52,330
Series 2006-45, Class NW
5.500%	01/25/35	99	99,602
Series 2006-48, Class ND
6.250%	03/25/36	168	176,948
Series 2006-60, Class CO, PO
0.175%(s)	06/25/35	214	212,999
Series 2006-65, Class TE
5.500%	05/25/35	186	190,366
Series 2006-72, Class XI, IO
6.326%(c)	08/25/36	20	3,020
Series 2006-77, Class PC
6.500%	08/25/36	439	502,280
Series 2006-106, Class CS, IO
6.416%(c)	11/25/36	34	4,662
Series 2006-108, Class S, IO
7.026%(c)	11/25/36	47	11,593
Series 2006-109, Class SG, IO
6.456%(c)	11/25/36	54	7,902
Series 2006-125, Class SA, IO
6.546%(c)	01/25/37	102	16,826
Series 2007-37, Class SA, IO
5.946%(c)	05/25/37	67	9,475
Series 2007-46, Class PA
6.000%	04/25/37	233	257,720
Series 2007-58, Class SV, IO
6.576%(c)	06/25/37	642	88,755
Series 2007-88, Class MI, IO
6.346%(c)	09/25/37	39	8,123
Series 2007-88, Class XI, IO
6.366%(c)	06/25/37	12	2,052
Series 2007-91, Class AS, IO
6.226%(c)	10/25/37	141	18,995
Series 2007-100, Class ND
5.750%	10/25/35	25	24,711
Series 2007-102, Class SA, IO
6.226%(c)	11/25/37	1,380	217,317
Series 2008-34, Class GS, IO
6.276%(c)	05/25/38	37	5,956
Series 2008-41, Class S, IO
6.626%(c)	11/25/36	41	8,359
Series 2008-68, Class VK
5.500%	03/25/27	120	120,074
Series 2008-91, Class SI, IO
5.826%(c)	03/25/38	1,208	126,850
Series 2008-95, Class AI, IO
5.000%	12/25/23	235	11,107
Series 2009-15, Class SA, IO
6.026%(c)	03/25/24	448	38,584

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2009-62, Class WA
5.563%(c)	08/25/39	1,208	$1,303,026
Series 2009-112, Class ST, IO
6.076%(c)	01/25/40	1,360	199,285
Series 2009-112, Class SW, IO
6.076%(c)	01/25/40	894	129,182
Series 2010-10, Class NT
5.000%	02/25/40	1,290	1,464,380
Series 2010-19, Class MV
5.000%	02/25/21	809	867,616
Series 2010-35, Class SB, IO
6.246%(c)	04/25/40	571	94,394
Series 2010-43, Class CI, IO
4.500%	02/25/25	364	18,913
Series 2010-49, Class SC
12.313%(c)	03/25/40	269	320,391
Series 2010-54, Class PA
4.500%	04/25/39	42	42,038
Series 2010-64, Class DM
5.000%	06/25/40	421	462,470
Series 2011-18, Class UA
4.000%	08/25/38	180	184,308
Series 2011-22, Class MA
6.500%	04/25/38	505	566,989
Series 2011-39, Class ZA
6.000%	11/25/32	629	707,927
Series 2011-52, Class GB
5.000%	06/25/41	920	1,021,681
Series 2011-52, Class KB
5.500%	06/25/41	1,535	1,788,680
Series 2011-70, Class CL
3.000%	08/25/26	20	20,344
Series 2012-14, Class LS, IO
6.326%(c)	03/25/42	123	20,012
Series 2012-42, Class PS, IO
6.406%(c)	08/25/41	195	17,424
Series 2012-73, Class LS, IO
5.876%(c)	06/25/39	1,086	169,978
Series 2012-74, Class AS, IO
5.876%(c)	03/25/39	672	104,131
Series 2012-76, Class DS, IO
6.376%(c)	05/25/39	156	26,805
Series 2012-84, Class QS, IO
6.476%(c)	09/25/31	169	36,360
Series 2012-84, Class SQ, IO
6.476%(c)	08/25/32	106	26,009
Series 2012-87, Class NS, IO
5.876%(c)	02/25/39	443	79,352
Series 2012-94, Class KS, IO
6.476%(c)	05/25/38	336	73,650
Series 2012-94, Class SL, IO
6.526%(c)	05/25/38	294	65,093
Series 2012-98, Class SA, IO
5.876%(c)	05/25/39	473	80,798
Series 2012-104, Class QS, IO
5.926%(c)	03/25/39	145	25,936
Series 2012-107, Class QS, IO
5.926%(c)	10/25/40	121	25,119

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-110, Class MS, IO
5.826%(c)	10/25/42	138	$29,822
Series 2012-110, Class SB, IO
6.526%(c)	10/25/32	214	50,412
Series 2012-111, Class KS, IO
5.976%(c)	01/25/40	78	12,566
Series 2012-114, Class DS, IO
5.926%(c)	08/25/39	385	62,606
Series 2012-114, Class HS, IO
5.976%(c)	03/25/40	345	60,527
Series 2012-115, Class DS, IO
5.926%(c)	10/25/42	922	204,082
Series 2012-120, Class ES, IO
6.026%(c)	11/25/39	300	59,518
Series 2012-120, Class SE, IO
6.026%(c)	02/25/39	472	87,543
Series 2012-124, Class DS, IO
5.976%(c)	04/25/40	320	57,222
Series 2012-124, Class LS, IO
6.026%(c)	07/25/40	353	73,456
Series 2012-137, Class CS, IO
6.026%(c)	08/25/41	400	81,183
Series 2012-145, Class IM, IO
4.500%	01/25/43	82	9,090
Series 2013-4, Class AJ
3.500%	02/25/43	1,309	1,384,343
Series 2013-4, Class PC
2.000%	06/25/42	1,709	1,711,636
Series 2013-9, Class SG, IO
6.026%(c)	03/25/39	265	57,043
Series 2013-83, Class CA
3.500%	10/25/37	1,525	1,628,329
Series 2013-96, Class YA
3.500%	09/25/38	2,068	2,174,454
Series 2013-131, Class S, IO
5.876%(c)	01/25/34	123	28,277
Series G93-17, Class S, IO
8.826%(c)	04/25/23	320	76,127
Fannie Mae Whole Loan,
Series 1999-W4, Class A9
6.250%	02/25/29	446	497,817
Series 2001-W3, Class A
7.000%(c)	09/25/41	494	566,137
Series 2002-W6, Class 2A1
6.409%(c)	06/25/42	296	343,823
Series 2003-W2, Class 2A9
5.900%	07/25/42	195	220,931
Series 2003-W3, Class 2A5
5.356%	06/25/42	431	485,540
Series 2003-W6, Class 1A41
5.398%	10/25/42	1,541	1,687,703
Series 2003-W6, Class 3A
6.500%	09/25/42	366	424,024
Series 2003-W10, Class 3A5
4.299%	06/25/43	1,538	1,669,638
Series 2003-W12, Class 2A7
4.680%	06/25/43	438	474,796
Series 2004-W2, Class 2A2

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-W2, Class 2A2
7.000%	02/25/44	366	$424,113
Series 2004-W2, Class 5A
7.500%	03/25/44	414	479,394
Series 2004-W6, Class 3A4
6.500%	07/25/34	651	687,450
Series 2004-W8, Class 2A
6.500%	06/25/44	427	491,092
Series 2004-W11, Class 1A1
6.000%	05/25/44	1,855	2,197,083
Series 2004-W12, Class 1A2
6.500%	07/25/44	1,060	1,235,868
Series 2005-W1, Class 1A2
6.500%	10/25/44	369	436,970
Series 2005-W4, Class 1A1
6.000%	08/25/45	276	317,571
Series 2007-W7, Class 2A2, IO
6.356%(c)	07/25/37	48	8,576
Series 2007-W10, Class 2A
6.318%(c)	08/25/47	428	486,876
Series 2009-W1, Class A
6.000%	12/25/49	801	921,473
Federal Deposit Insurance Corp.,
Series 2013-N1, Class A, 144A
4.500%	10/25/18	107	108,188
FHLMC Multifamily Structured Pass-Through Certificates,
Series KSMC, Class A2
2.615%	01/25/23	2,085	2,134,423
FHLMC Multifamily Structured Pass-Through Trust,
Series K037, Class A2
3.490%	01/25/24	3,800	4,121,119
Series K708, Class X1, IO
1.495%(s)	01/25/19	16,691	835,572
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.000%	09/25/43	787	924,165
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	420	461,418
First Horizon Mortgage Pass-Through Trust,
Series 2003-AR3, Class 3A1
2.565%(c)	09/25/33	551	554,720
Freddie Mac REMICS,
Series 1049, Class S
38.599%(c)	02/15/21	12	20,861
Series 1621, Class J
6.400%	11/15/23	127	140,828
Series 1630, Class PK
6.000%	11/15/23	316	353,389
Series 1675, Class KZ
6.500%	02/15/24	303	347,377
Series 1680, Class PK
6.500%	02/15/24	354	405,192
Series 1695, Class EB
7.000%	03/15/24	396	448,770
Series 1980, Class Z
7.000%	07/15/27	474	541,945
Series 2353, Class KZ
6.500%	09/15/31	492	568,763

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2378, Class PE
5.500%	11/15/16	66	$68,165
Series 2535, Class AW
5.500%	12/15/32	243	265,694
Series 2557, Class HL
5.300%	01/15/33	1,433	1,577,465
Series 2595, Class DC
5.000%	04/15/23	961	1,041,565
Series 2595, Class GC
5.500%	04/15/23	324	355,583
Series 2611, Class TM
10.000%(c)	05/15/33	69	83,648
Series 2626, Class JC
5.000%	06/15/23	1,603	1,760,291
Series 2628, Class AB
4.500%	06/15/18	109	113,312
Series 2630, Class FL
0.672%(c)	06/15/18	110	111,052
Series 2643, Class SA
44.366%(c)	03/15/32	50	98,054
Series 2661, Class FG
0.622%(c)	03/15/17	27	27,400
Series 2684, Class PO, PO
0.864%(s)	01/15/33	121	120,729
Series 2691, Class VU
5.500%	08/15/23	176	176,540
Series 2707, Class KJ
5.000%	11/15/18	24	24,310
Series 2764, Class UG
5.000%	03/15/34	1,360	1,545,305
Series 2793, Class PD
5.000%	12/15/32	140	140,820
Series 2862, Class GB
5.000%	09/15/24	332	361,096
Series 2864, Class NB
5.500%	07/15/33	717	762,305
Series 2885, Class LZ
6.000%	11/15/34	1,151	1,420,351
Series 2893, Class PE
5.000%	11/15/34	792	882,031
Series 2901, Class VU
5.000%	06/15/18	169	169,180
Series 2906, Class SW, IO
6.519%(c)	11/15/34	18	581
Series 2922, Class SU
13.956%(c)	02/15/35	99	117,876
Series 2980, Class QA
6.000%	05/15/35	743	819,202
Series 2990, Class SR, IO
6.469%(c)	03/15/35	1,372	180,864
Series 3005, Class ED
5.000%	07/15/25	670	733,826
Series 3017, Class OC, PO
1.187%(s)	08/15/25	282	277,272
Series 3126, Class AO, PO
2.420%(s)	03/15/36	240	226,092
Series 3155, Class PS, IO
6.969%(c)	05/15/36	122	16,643

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 3171, Class OJ, PO
1.170%(s)	06/15/36	14		$13,077
Series 3187, Class Z
5.000%	07/15/36	1,204		1,336,903
Series 3201, Class IN, IO
6.069%(c)	08/15/36	1,232		196,744
Series 3218, Class AS, IO
6.399%(c)	09/15/36	49		9,734
Series 3218, Class HS, IO
7.019%(c)	09/15/26	768		123,846
Series 3236, Class IS, IO
6.469%(c)	11/15/36	69		11,080
Series 3237, Class BO, PO
1.842%(s)	11/15/36	426		411,326
Series 3306, Class TB
2.922%(c)	04/15/37	50		52,447
Series 3306, Class TC
2.382%(c)	04/15/37	44		45,436
Series 3383, Class KB
5.500%	11/15/27	1,140		1,293,870
Series 3385, Class SN, IO
5.819%(c)	11/15/37	284		39,117
Series 3405, Class PE
5.000%	01/15/38	975		1,084,333
Series 3443, Class PT
6.500%	03/15/37	1,319		1,514,278
Series 3564, Class JA
4.000%	01/15/18	130		133,818
Series 3593, Class SL, IO
6.219%(c)	11/15/24	656		72,188
Series 3605, Class NC
5.500%	06/15/37	955		1,079,715
Series 3609, Class SA, IO
6.159%(c)	12/15/39	1,446		326,711
Series 3628, Class A
5.000%	06/15/38	—	(r)	467
Series 3648, Class CY
4.500%	03/15/30	1,400		1,530,684
Series 3654, Class AU
7.000%	10/15/27	15		15,039
Series 3656, Class LV
5.000%	05/15/21	1,102		1,124,879
Series 3662, Class PJ
5.000%	04/15/40	1,390		1,545,604
Series 3677, Class PB
4.500%	05/15/40	2,045		2,274,382
Series 3688, Class GT
7.198%(c)	11/15/46	383		454,980
Series 3692, Class PS, IO
6.419%(c)	05/15/38	88		5,791
Series 3737, Class LI, IO
4.500%	05/15/24	202		12,967
Series 3739, Class MC
4.000%	11/15/38	1,270		1,348,622
Series 3740, Class SB, IO
5.819%(c)	10/15/40	819		112,612
Series 3747, Class HI, IO
4.500%	07/15/37	596		39,602

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 3784, Class S, IO
6.419%(c)	07/15/23	1,024	$113,708
Series 3827, Class H
4.000%	09/15/37	47	47,019
Series 3835, Class KA
4.000%	05/15/37	125	129,871
Series 3845, Class KP
4.000%	04/15/38	30	29,744
Series 3850, Class LS, IO
1.728%(c)	05/15/39	100	6,979
Series 3852, Class QN
5.500%(c)	05/15/41	568	618,601
Series 3852, Class TP
5.500%(c)	05/15/41	645	711,212
Series 3855, Class HI, IO
4.000%	02/15/26	1,057	67,172
Series 3859, Class JB
5.000%	05/15/41	1,350	1,484,236
Series 3919, Class LS, IO
6.269%(c)	09/15/41	122	25,743
Series 3962, Class KS, IO
1.906%(c)	06/15/38	227	19,955
Series 3989, Class SJ, IO
5.769%(c)	01/15/42	315	55,365
Series 3997, Class HS, IO
6.369%(c)	03/15/38	415	64,739
Series 4013, Class SB, IO
6.269%(c)	03/15/42	152	37,609
Series 4030, Class IL, IO
3.500%	04/15/27	4,979	552,164
Series 4033, Class SC, IO
6.369%(c)	10/15/36	159	29,247
Series 4050, Class EI, IO
4.000%	02/15/39	472	70,428
Series 4057, Class BS, IO
5.869%(c)	09/15/39	336	53,553
Series 4057, Class CS, IO
5.869%(c)	04/15/39	197	32,765
Series 4057, Class SA, IO
5.869%(c)	04/15/39	3,456	548,072
Series 4068, Class TS, IO
5.819%(c)	06/15/42	287	62,259
Series 4073, Class AS, IO
5.869%(c)	08/15/38	381	59,195
Series 4083, Class MS, IO
5.869%(c)	05/15/39	454	75,604
Series 4084, Class GS, IO
5.869%(c)	04/15/39	861	132,021
Series 4086, Class TS, IO
5.919%(c)	04/15/37	375	53,246
Series 4093, Class SD, IO
6.519%(c)	01/15/38	378	84,149
Series 4097, Class SA, IO
5.869%(c)	08/15/42	420	93,078
Series 4097, Class TS, IO
5.919%(c)	05/15/39	488	91,312
Series 4099, Class BS, IO
5.869%(c)	06/15/39	254	47,415

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 4100, Class KJ
3.500%	08/15/42	24	$24,095
Series 4102, Class SW, IO
5.919%(c)	05/15/39	123	24,341
Series 4113, Class JS, IO
5.869%(c)	07/15/39	113	18,953
Series 4116, Class MS, IO
6.019%(c)	11/15/39	180	37,600
Series 4122, Class SJ, IO
5.969%(c)	12/15/40	824	160,081
Series 4123, Class SA, IO
6.019%(c)	09/15/39	133	23,346
Series 4123, Class SB, IO
5.969%(c)	10/15/42	385	88,998
Series 4132, Class SE, IO
6.019%(c)	12/15/40	161	31,643
Series 4136, Class SA, IO
6.019%(c)	12/15/39	148	26,897
Series 4174, Class SA, IO
6.019%(c)	05/15/39	819	143,811
Series 4199, Class SD, IO
6.019%(c)	06/15/39	539	97,169
Series 4229, Class AS, IO
5.969%(c)	12/15/38	180	30,954
Series 4267, Class CI, IO
4.000%	05/15/39	209	27,307
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	1,468	1,564,584
Series 304, Class C32, IO
3.000%	12/15/27	3,783	371,949
Series 328, Class S4, IO
1.883%(c)	02/15/38	714	53,938
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN1, Class M2
2.371%(c)	02/25/24	750	759,131
Series 2014-DN2, Class M2
1.821%(c)	04/25/24	500	496,946
Series 2014-DN2, Class M3
3.771%(c)	04/25/24	250	244,210
Series 2014-DN3, Class M2
2.571%(c)	08/25/24	250	253,047
Series 2014-DN3, Class M3
4.171%(c)	08/25/24	250	251,203
GMAC Mortgage Corp. Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	132	132,427
Government National Mortgage Assoc.,
Series 2002-41, Class HS, IO
6.818%(c)	06/16/32	793	173,614
Series 2002-84, Class PH
6.000%	11/16/32	1,250	1,435,390
Series 2003-25, Class PZ
5.500%	04/20/33	826	936,960
Series 2003-58, Class PC
5.000%	07/20/33	1,793	2,033,183
Series 2003-86, Class ZC
4.500%	10/20/33	630	694,775

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-19, Class KE
5.000%	03/16/34	1,460	$1,666,348
Series 2004-28, Class ST, IO
1.080%(c)	04/20/34	4,783	47,187
Series 2004-30, Class UC
5.500%	02/20/34	625	668,707
Series 2004-86, Class SP, IO
5.919%(c)	09/20/34	1,239	179,238
Series 2004-88, Class ES, IO
5.920%(c)	06/17/34	1,260	157,225
Series 2005-7, Class NL, IO
6.568%(c)	03/17/33	16	1,959
Series 2005-30, Class WD
6.000%	07/20/33	526	575,792
Series 2006-23, Class S, IO
6.319%(c)	01/20/36	888	84,739
Series 2006-26, Class S, IO
6.319%(c)	06/20/36	820	118,906
Series 2006-38, Class SG, IO
6.469%(c)	09/20/33	226	2,648
Series 2007-16, Class KU, IO
6.469%(c)	04/20/37	1,027	171,975
Series 2007-24, Class SA, IO
6.329%(c)	05/20/37	2,176	320,080
Series 2007-35, Class TE
6.000%	06/20/37	1,660	1,875,043
Series 2007-58, Class SD, IO
6.309%(c)	10/20/37	1,250	165,294
Series 2007-59, Class SP, IO
6.489%(c)	04/20/37	919	95,229
Series 2008-36, Class AY
5.000%	04/16/23	530	576,224
Series 2008-47, Class ML
5.250%	06/16/38	760	872,051
Series 2008-62, Class SA, IO
5.969%(c)	07/20/38	601	90,936
Series 2008-73, Class SK, IO
6.559%(c)	08/20/38	1,246	173,236
Series 2008-79, Class SA, IO
7.369%(c)	09/20/38	623	103,104
Series 2009-6, Class CI, IO
6.500%	11/16/38	241	17,088
Series 2009-16, Class SJ, IO
6.619%(c)	05/20/37	1,352	200,734
Series 2009-36, Class IE, IO
1.000%(c)	09/20/38	3,115	86,861
Series 2009-41, Class GS, IO
5.868%(c)	06/16/39	50	6,618
Series 2009-65, Class LB
6.000%	07/16/39	245	269,410
Series 2009-77, Class CS, IO
6.818%(c)	06/16/38	1,540	146,614
Series 2009-81, Class A
5.750%	09/20/36	338	375,364
Series 2009-83, Class TS, IO
5.919%(c)	08/20/39	582	64,557
Series 2009-106, Class ST, IO
5.819%(c)	02/20/38	1,124	181,657

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2009-106, Class XL, IO
6.569%(c)	06/20/37	1,029	$137,236
Series 2009-127, Class IA, IO
0.450%(c)	09/20/38	5,132	60,499
Series 2010-4, Class SB, IO
6.318%(c)	08/16/39	1,375	146,305
Series 2010-14, Class AO, PO
2.725%(s)	12/20/32	121	119,881
Series 2010-14, Class DO, PO
1.638%(s)	03/20/36	28	28,153
Series 2010-14, Class QP
6.000%	12/20/39	138	146,162
Series 2010-31, Class SK, IO
5.919%(c)	11/20/34	658	96,996
Series 2010-85, Class ID, IO
6.000%	09/20/39	844	121,551
Series 2010-129, Class AW
6.120%(c)	04/20/37	1,762	1,987,059
Series 2010-157, Class OP, PO
3.789%(s)	12/20/40	956	833,642
Series 2011-75, Class GP
4.000%	05/20/41	1,848	2,047,854
Series 2012-93, Class MS, IO
6.469%(c)	07/20/42	83	19,350
Series 2012-H31, Class FD
0.508%(c)	12/20/62	1,481	1,474,262
Series 2013-69, Class SM, IO
6.019%(c)	05/20/43	108	16,748
Series 2013-165, Class ST, IO
5.969%(c)	11/20/43	152	27,549
Series 2013-H04, Class BA
1.650%	02/20/63	1,568	1,568,656
Series 2013-H05, Class FB
0.568%(c)	02/20/62	1,435	1,438,543
Series 2014-119, Class SA, IO
5.419%(c)	08/20/44	883	140,387
Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
0.481%(c)	10/25/45	462	366,581
GSMSC Resecuritization Trust,
Series 2014-1R, Class 1A
0.341%(c)	04/26/37	95	88,903
GSR Mortgage Loan Trust,
Series 2003-7F, Class 1A4
5.250%	06/25/33	237	244,039
Series 2004-11, Class 1A1
2.543%(c)	09/25/34	168	158,221
Series 2004-6F, Class 2A4
5.500%	05/25/34	290	298,816
Series 2005-7F, Class 3A2
0.674%(c)	09/25/35	1,778	1,640,972
Series 2006-2F, Class 2A1
5.750%	02/25/36	49	45,573
Series 2006-3F, Class 2A7
5.750%	03/25/36	164	156,762
HarborView Mortgage Loan Trust,
Series 2004-9, Class 2A
2.378%(c)	12/19/34	54	44,318

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-9, Class 2A1A
0.388%(c)	11/19/36	121	$87,801
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
0.724%(c)	09/25/34	655	648,125
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	337	348,167
Series 2005-S2, Class 4A3
5.500%	09/25/20	108	108,228
Series 2006-A2, Class 5A1
2.430%(c)	11/25/33	98	98,773
Series 2006-A2, Class 5A3
2.430%(c)	11/25/33	372	372,222
Series 2007-A1, Class 5A5
2.556%(c)	07/25/35	191	194,111
JPMorgan Resecuritization Trust,
Series 2010-4, Class 7A1, 144A
1.865%(c)	08/26/35	122	122,087
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	38	37,371
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.471%(c)	11/25/35	59	52,504
Series 2006-18N, Class A2A
0.321%(c)	12/25/36	59	55,337
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
2.531%(c)	08/25/34	318	315,126
Series 2004-13, Class 3A7
2.667%(c)	11/21/34	334	339,710
MASTR Alternative Loans Trust,
Series 2003-8, Class 5A1
5.000%	11/25/18	108	112,399
Series 2003-9, Class 5A1
4.500%	12/25/18	236	240,185
Series 2004-1, Class 4A1
5.500%	02/25/34	142	145,689
Series 2004-3, Class 2A1
6.250%	04/25/34	368	388,587
Series 2005-5, Class 3A1
5.750%	08/25/35	117	102,733
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	910	964,322
Series 2004-6, Class 3A1
5.250%	07/25/19	172	174,985
Series 2004-6, Class 4A1
5.000%	07/25/19	179	181,660
Series 2004-P7, Class A6, 144A
5.500%	12/27/33(g)	200	212,652
Series 2006-3, Class 30PO, PO
14.679%(s)	10/25/36	245	188,432
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1
0.814%(c)	10/25/28	731	721,707
Series 2004-B, Class A1

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
0.674%(c)	05/25/29	574	$559,890
Series 2004-HB1, Class A3
2.128%(c)	04/25/29	199	196,516
Morgan Stanley Dean Witter Capital I, Inc., Trust,
Series 2003-HYB1, Class A3
1.681%(c)	03/25/33	429	401,456
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
2.450%(c)	09/25/34	330	329,152
Nomura Resecuritization Trust,
Series 2015-2R, Class 4A1, 144A
0.319%(c)	12/26/36	100	89,038
PHH Mortgage Trust,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38	370	391,132
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19	166	170,800
Series 2004-CL1, Class 1A1
6.000%	02/25/34	343	360,422
RAAC,
Series 2005-SP1, Class 2A1
5.250%	09/25/34	298	307,001
RALITrust,
Series 2006-QO9, Class 1A4A
0.338%(c)	12/25/46	59	56,840
RBSSP Resecuritization Trust,
Series 2010-10, Class 2A1, 144A
0.304%(c)	09/26/36	39	36,355
Residential Accredit Loans, Inc.,
Series 2003-QS16, Class A1
5.000%	08/25/18	72	72,785
Series 2003-QS20, Class A1
5.000%	11/25/18	52	52,821
Series 2004-QS3, Class CB
5.000%	03/25/19	207	212,082
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.488%(c)	12/25/34	272	271,628
Series 2006-R1, Class A2
0.568%(c)	01/25/46	349	181,392
Residential Funding Mortgage Securities I,
Series 2003-S4, Class A4
5.750%	03/25/33	193	197,858
Series 2006-S9, Class A1
6.250%	09/25/36	137	123,966
Series 2006-S12, Class 2A2
6.000%	12/25/36	151	146,193
Sequoia Mortgage Trust,
Series 2004-8, Class A2
1.125%(c)	09/20/34	437	421,923
Series 2013-4, Class A1
2.325%(c)	04/25/43	206	196,596
Springleaf Mortgage Loan Trust,
Series 2012-1A, Class B1, 144A
6.000%(c)	09/25/57	350	352,206
Series 2012-2A, Class A, 144A
2.220%(c)	10/25/57	345	345,918

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-2A, Class B1, 144A
6.000%(c)	10/25/57(g)	250	$254,850
Series 2012-3A, Class A, 144A
1.570%(c)	12/25/59	150	150,235
Series 2012-3A, Class M3, 144A
4.440%(c)	12/25/59	101	103,207
Series 2012-3A, Class M4, 144A
5.300%(c)	12/25/59	79	81,373
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	496	494,941
Series 2013-1A, Class B1, 144A
5.580%(c)	06/25/58	100	103,165
Series 2013-1A, Class M3, 144A
3.790%(c)	06/25/58	159	160,122
Series 2013-1A, Class M4, 144A
4.440%(c)	06/25/58	100	100,999
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	1,107	1,128,424
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	1,075	1,105,677
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
2.354%(c)	06/25/34	91	90,768
Series 2004-9XS, Class A
0.544%(c)	07/25/34	1,457	1,402,379
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A1
0.874%(c)	03/19/34	1,224	1,166,459
Structured Asset Securities Corp.,
Series 2003-22A, Class 3A
2.491%(c)	06/25/33	140	144,285
Series 2003-26A, Class 3A5
2.438%(c)	09/25/33	534	531,987
Series 2003-29, Class 1A1
4.750%	09/25/18	124	126,367
Series 2003-32, Class 5A1
5.836%(c)	11/25/33	132	140,069
Series 2004-7, Class 2A1
5.512%(c)	05/25/24	170	175,136
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
0.914%	09/25/44	413	395,361
0.908%(c)	09/25/44	173	165,514
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	311	360,368
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR4, Class A7
2.375%(c)	05/25/33	443	449,797
Series 2003-S1, Class A5
5.500%	04/25/33	347	358,610
Series 2004-S3, Class 3A2
6.000%	07/25/34	429	451,608
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-7, Class 1A2
0.621%(c)	09/25/35	51	39,929

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Alternative Loan Trust,
Series 2005-2, Class M1
0.849%(c)	10/25/35	100	$90,236
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-B, Class A1
2.490%(c)	02/25/34	72	71,593
Series 2004-EE, Class 2A2
2.610%(c)	12/25/34	404	410,619
Series 2004-O, Class A1
2.615%(c)	08/25/34	217	215,329
Series 2005-16, Class A8
5.750%	01/25/36	37	38,066
Series 2005-AR3, Class 1A1
2.619%(c)	03/25/35	2,065	2,080,045
Series 2005-AR9, Class 3A1
2.607%(c)	06/25/34	305	308,552
Series 2006-11, Class A8
6.000%	09/25/36	110	106,904
Series 2006-17, Class A1
5.500%	11/25/21	63	64,090
Series 2007-3, Class 3A1
5.500%	04/25/22	11	11,443
Series 2007-7, Class A49
6.000%	06/25/37	347	351,135
Series 2007-8, Class 2A8
6.000%	07/25/37	219	215,527
Series 2007-11, Class A85
6.000%	08/25/37	273	269,738
Series 2007-11, Class A96
6.000%	08/25/37	33	32,161

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $173,192,353)			178,069,525

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.8%
Fannie Mae Principal Strip, MTN, PO
3.415%(s)	05/15/30	1,750	1,093,566
Federal Home Loan Mortgage Corp.
2.260%(c)	10/01/36	137	146,974
3.000%	12/01/42	2,707	2,769,539
3.500%	09/01/32-04/01/33	7,142	7,564,717
4.000%	02/01/26-10/01/42	3,865	4,177,206
5.000%	11/01/23	552	585,923
5.500%	12/01/24-06/01/35	2,068	2,255,966
6.000%	12/01/23-12/01/36	1,709	1,946,250
6.500%	10/01/22-05/01/37	1,680	1,937,306
7.000%	09/01/36-11/01/37	1,071	1,227,412
8.000%	02/01/38	100	107,441
Federal National Mortgage Assoc.
1.400%	07/01/17	1,460	1,469,686
1.735%	05/01/20	1,820	1,820,977
1.770%	02/01/20	2,489	2,502,145
2.010%	06/01/20	2,000	2,001,834
2.140%	04/01/19	1,669	1,704,992
2.180%	07/01/20	1,870	1,906,019
2.330%	01/01/23	1,954	1,971,258

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.340%	12/01/22	2,266	$2,287,759
2.350%	05/01/23	1,442	1,455,469
2.370%	12/01/22	1,561	1,577,866
2.390%	12/01/22	2,121	2,151,697
2.480%	02/01/25	2,055	2,066,014
2.490%	10/01/17	929	956,552
2.520%	05/01/23	2,000	2,026,317
2.570%	03/01/23	1,975	2,014,581
2.666%	12/01/22	1,727	1,778,964
2.710%	10/01/22	2,197	2,203,308
2.750%	03/01/22	1,271	1,324,447
2.820%	12/01/24	2,191	2,260,921
2.900%	12/01/24	3,600	3,730,873
2.960%	04/01/22	1,902	1,994,893
3.000%	TBA	900	920,109
3.025%	08/01/29	1,553	1,631,160
3.030%	12/01/21	1,729	1,820,961
3.070%	02/01/25	2,565	2,691,262
3.380%	01/01/18	1,430	1,512,767
3.416%	10/01/20	1,160	1,248,065
3.440%	11/01/23	2,398	2,580,600
3.450%	01/01/24	2,523	2,717,600
3.460%(s)	06/01/17	1,675	1,648,260
3.500%	07/01/32-08/01/43	24,647	26,133,710
3.590%	10/01/20	1,369	1,482,398
3.690%	11/01/23	1,345	1,476,047
3.743%	06/01/18	1,651	1,760,644
3.760%	03/01/24	2,745	3,023,789
3.810%	01/01/19	1,275	1,371,272
3.885%	08/01/25	1,850	2,063,738
4.000%	07/01/42-07/01/43	10,979	11,975,691
4.010%	08/01/21	1,680	1,866,998
4.340%	04/01/20	1,802	2,003,493
4.500%	03/01/44-04/01/44	4,081	4,570,047
4.506%	06/01/19	2,530	2,755,153
5.000%	12/01/19-10/01/39	3,927	4,305,666
5.500%	01/01/19-01/01/38	1,038	1,149,871
6.000%	09/01/19-08/01/37	4,629	5,232,457
6.279%(c)	09/01/37	151	159,523
6.500%	09/01/22-10/01/38	1,321	1,513,350
7.000%	05/01/17-04/01/37	200	227,671
8.000%	12/01/36	1,259	1,446,001
Financing Corp. Strip, Debs., PO
3.111%(s)	04/05/19	1,500	1,410,943
Government National Mortgage Assoc.
6.000%	08/15/36-03/20/41	4,055	4,693,266
6.500%	10/15/23-12/20/40	2,515	2,910,113
7.000%	10/20/38-12/20/38	659	734,295
7.500%	01/20/35	294	359,596
8.000%	05/20/32	723	870,091
Residual Funding Corp., Sr. Unsec’d. Notes, PO
3.577%(s)	07/15/20	2,400	2,187,811
Tennessee Valley Authority
4.875%	01/15/48	885	1,106,655
5.880%	04/01/36	3,430	4,805,955

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35		1,260	$638,301

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $171,066,506)				176,024,201

U.S. TREASURY OBLIGATIONS — 8.6%
U.S. Treasury Bonds
3.000%	11/15/44		5,300	5,807,226
3.125%	08/15/44		105	117,641
4.500%	02/15/36		9,100	12,396,621
5.500%	08/15/28		5,000	6,953,125
U.S. Treasury Notes
0.375%	01/31/16	(k)	11,490	11,504,363
0.875%	02/28/17		19,000	19,120,232
1.000%	06/30/19		3,750	3,711,915
1.000%	02/15/18	(a)	1,460	1,465,817
2.000%	02/15/25	(a)	240	241,519
2.250%	11/15/24		10,500	10,794,493
3.125%	05/15/21	(k)	90	97,980
4.250%	11/15/17		4,000	4,361,248
4.500%	11/15/15		3,900	4,004,204
8.125%	05/15/21		5,000	6,915,625
8.750%	08/15/20		7,500	10,347,068
U.S. Treasury Strip Coupon
1.095%(s)	08/15/16		15,000	14,917,155
1.372%(s)	11/15/19		10,000	9,373,860
1.376%(s)	02/15/18		5,000	4,876,305
1.466%(s)	11/15/17		5,000	4,895,540
1.643%(s)	02/15/21		28,570	25,964,702
1.860%(s)	02/15/20		7,000	6,533,667
1.930%(s)	08/15/23		815	691,992
2.040%(s)	05/15/21		3,200	2,883,424
2.401%(s)	02/15/22		2,825	2,497,523
2.494%(s)	11/15/28		3,000	2,176,122
2.595%(s)	11/15/26		1,800	1,389,773
2.607%(s)	05/15/28		16,085	11,848,919
2.660%(s)	05/15/20		10,084	9,341,001
2.666%(s)	02/15/23		13,795	11,898,215
2.700%(s)	02/15/29		10,395	7,479,826
2.707%(s)	05/15/23		2,880	2,463,034
2.749%(s)	08/15/20		6,500	5,992,175
2.809%(s)	05/15/33		2,500	1,588,863
3.382%(s)	05/15/31		3,335	2,244,652
3.428%(s)	08/15/17		5,000	4,920,245
3.501%(s)	08/15/19		10,390	9,815,142
3.685%(s)	08/15/18		8,500	8,209,445
4.165%(s)	02/15/30		4,000	2,791,016
4.357%(s)	11/15/29		3,000	2,110,740
4.843%(s)	11/15/32		1,900	1,222,732
4.853%(s)	11/15/27		2,850	2,134,924

TOTAL U.S. TREASURY OBLIGATIONS (cost $249,583,151)				258,100,069

TOTAL LONG-TERM INVESTMENTS (cost $2,455,314,275)				2,689,172,774

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

		Shares	Value
SHORT-TERM INVESTMENTS — 14.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $448,240,178; includes $122,956,259 of cash collateral for securities on loan)(b)(w)		448,240,178	$448,240,178

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n)
U.S. Treasury Bills
0.004%	05/28/15(k)	5	5,000
0.020%	05/28/15(k)	35	35,000
0.044%	05/28/15(k)	40	40,000
0.074%	08/27/15(h)(k)	720	719,778
0.075%	06/04/15(h)(k)	40	39,999
0.080%	06/04/15(h)(k)	40	39,999
0.081%	05/28/15(k)	120	119,998
0.086%	06/04/15(h)(k)	685	684,982

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,684,677)			1,684,756

		Notional Amount (000)#
OPTIONS PURCHASED*
Put Options
EuroDollar Futures,
expiring 09/19/16, Strike Price $97.75		EUR 35	2,450
expiring 12/24/16, Strike Price $98.00		EUR 43	7,969
EuroDollar Mid-Curve option,
expiring 12/21/15, Strike Price $98.75		EUR 548	10,950

			21,369

TOTAL OPTIONS PURCHASED (cost $113,042)			21,369

TOTAL SHORT-TERM INVESTMENTS (cost $450,037,897)			449,946,303

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 104.3% (cost $2,905,352,172)			3,139,119,077

		Shares
SECURITIES SOLD SHORT(q) — (4.4)%
COMMON STOCKS — (4.4)%
Aerospace & Defense — (0.2)%
Boeing Co. (The)		10,304	(1,546,424)
Hexcel Corp.		14,800	(761,016)
Lockheed Martin Corp.		8,056	(1,635,046)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Aerospace & Defense (cont’d.)
Raytheon Co.	10,423	$(1,138,713)

		(5,081,199)

Air Freight & Logistics — (0.1)%
C.H. Robinson Worldwide, Inc.	7,825	(572,947)
United Parcel Service, Inc. (Class B Stock)	10,532	(1,020,972)

		(1,593,919)

Auto Components — (0.1)%
Autoliv, Inc. (Sweden)	7,359	(866,669)
BorgWarner, Inc.	12,920	(781,402)

		(1,648,071)

Automobiles
Ford Motor Co.	26,152	(422,093)

Banks — (0.2)%
Associated Banc-Corp.	24,437	(454,528)
BancorpSouth, Inc.	14,921	(346,466)
Bank of Hawaii Corp.	10,040	(614,548)
Commerce Bancshares, Inc.	8,304	(351,425)
First Horizon National Corp.	23,863	(341,002)
First Niagara Financial Group, Inc.	59,642	(527,235)
Investors Bancorp, Inc.	43,500	(509,820)
PNC Financial Services Group, Inc. (The)	2,615	(243,823)
Signature Bank*	3,436	(445,237)
Synovus Financial Corp.	18,419	(515,916)
UMB Financial Corp.	9,481	(501,450)
US Bancorp	11,440	(499,585)
Valley National Bancorp	52,338	(494,071)

		(5,845,106)

Beverages
Boston Beer Co., Inc. (The) (Class A Stock)*	368	(98,403)
Brown-Forman Corp. (Class B Stock)	6,456	(583,300)
Coca-Cola Co. (The)	6,579	(266,778)

		(948,481)

Biotechnology — (0.1)%
Alkermes PLC*	5,719	(348,687)
Amgen, Inc.	5,613	(897,238)
Cepheid*	2,500	(142,250)

		(1,388,175)

Capital Markets — (0.1)%
BlackRock, Inc.	806	(294,867)
Federated Investors, Inc. (Class B Stock)	14,522	(492,151)
Franklin Resources, Inc.	7,302	(374,739)
Northern Trust Corp.	7,377	(513,808)
T. Rowe Price Group, Inc.	8,988	(727,848)

		(2,403,413)

Chemicals — (0.1)%
Air Products & Chemicals, Inc.	1,260	(190,613)
Airgas, Inc.	2,417	(256,468)
Cabot Corp.	5,625	(253,125)
Celanese Corp. (Class A Stock)	4,652	(259,861)
Eastman Chemical Co.	7,842	(543,137)
Ecolab, Inc.	4,441	(507,962)
LyondellBasell Industries NV (Class A Stock)	7,636	(670,441)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Monsanto Co.	6,403	$(720,594)
OM Group, Inc.	8,372	(251,411)

		(3,653,612)

Commercial Services & Supplies — (0.1)%
ADT Corp. (The)	10,272	(426,493)
Republic Services, Inc.	6,800	(275,808)
Stericycle, Inc.*	11,800	(1,657,074)

		(2,359,375)

Communications Equipment — (0.1)%
Cisco Systems, Inc.	40,008	(1,101,220)
JDS Uniphase Corp.*	29,700	(389,664)
Juniper Networks, Inc.	12,480	(281,798)
Motorola Solutions, Inc.	7,000	(466,690)
QUALCOMM, Inc.	6,400	(443,776)
ViaSat, Inc.*	9,100	(542,451)

		(3,225,599)

Construction & Engineering
Quanta Services, Inc.*	16,900	(482,157)

Consumer Finance
American Express Co.	5,045	(394,115)

Containers & Packaging
AptarGroup, Inc.	5,338	(339,070)
Bemis Co., Inc.	4,939	(228,725)
Packaging Corp. of America	2,869	(224,327)

		(792,122)

Diversified Financial Services
CME Group, Inc.	2,421	(229,293)

Diversified Telecommunication Services — (0.1)%
AT&T, Inc.	46,223	(1,509,181)
Verizon Communications, Inc.	2,415	(117,441)

		(1,626,622)

Electric Utilities — (0.1)%
Duke Energy Corp.	4,542	(348,735)
Entergy Corp.	3,042	(235,725)
Eversource Energy	13,135	(663,580)
OGE Energy Corp.	10,400	(328,744)
Southern Co. (The)	58,328	(2,582,764)

		(4,159,548)

Electrical Equipment
Emerson Electric Co.	4,300	(243,466)
Rockwell Automation, Inc.	8,093	(938,707)

		(1,182,173)

Electronic Equipment, Instruments & Components — (0.1)%
Amphenol Corp. (Class A Stock)	10,600	(624,658)
Ingram Micro, Inc. (Class A Stock)*	7,400	(185,888)
IPG Photonics Corp.*	2,000	(185,400)
National Instruments Corp.	34,500	(1,105,380)
Trimble Navigation Ltd.*	10,900	(274,680)

		(2,376,006)

Energy Equipment & Services
Cameron International Corp.*	3,656	(164,959)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
FMC Technologies, Inc.*	6,449	$(238,677)
Tenaris SA (Luxembourg), ADR	11,377	(318,556)

		(722,192)

Food & Staples Retailing — (0.1)%
Sysco Corp.	22,447	(846,925)
United Natural Foods, Inc.*	7,190	(553,918)
Walgreens Boots Alliance, Inc.	6,550	(554,654)
Wal-Mart Stores, Inc.	11,936	(981,736)
Whole Foods Market, Inc.	16,128	(839,946)

		(3,777,179)

Food Products — (0.1)%
General Mills, Inc.	11,471	(649,259)
Hershey Co. (The)	5,200	(524,732)
Kellogg Co.	6,462	(426,169)
Kraft Foods Group, Inc.	11,317	(985,880)
McCormick & Co. Inc.	7,900	(609,169)
Mead Johnson Nutrition Co.	10,757	(1,081,401)

		(4,276,610)

Health Care Equipment & Supplies — (0.1)%
Baxter International, Inc.	12,047	(825,221)
C.R. Bard, Inc.	1,715	(287,005)
Cooper Cos., Inc. (The)	1,200	(224,904)
Intuitive Surgical, Inc.*	193	(97,471)
Medtronic PLC	10,897	(849,857)
Varian Medical Systems, Inc.*	3,619	(340,512)
Zimmer Holdings, Inc.	3,438	(404,034)

		(3,029,004)

Health Care Providers & Services — (0.2)%
Acadia Healthcare Co., Inc.*	6,400	(458,240)
AmerisourceBergen Corp.	3,450	(392,163)
Brookdale Senior Living, Inc.*	5,300	(200,128)
Cardinal Health, Inc.	10,804	(975,277)
DaVita HealthCare Partners, Inc.*	2,022	(164,348)
Express Scripts Holding Co.*	7,702	(668,303)
HCA Holdings, Inc.*	2,419	(181,981)
Premier, Inc. (Class A Stock)*	5,787	(217,475)
Team Health Holdings, Inc.*	18,000	(1,053,180)
Tenet Healthcare Corp.*	8,353	(413,557)
Universal Health Services, Inc. (Class B Stock)	480	(56,501)

		(4,781,153)

Health Care Technology
Allscripts Healthcare Solutions, Inc.*	47,000	(562,120)
Medidata Solutions, Inc.*	7,575	(371,478)
Quality Systems, Inc.	9,458	(151,139)

		(1,084,737)

Hotels, Restaurants & Leisure — (0.2)%
Chipotle Mexican Grill, Inc.*	322	(209,474)
Choice Hotels International, Inc.	2,103	(134,739)
Darden Restaurants, Inc.	15,269	(1,058,752)
Hilton Worldwide Holdings, Inc.*	27,642	(818,756)
Hyatt Hotels Corp. (Class A Stock)*	8,048	(476,603)
Marriott International, Inc. (Class A Stock)	5,461	(438,628)
McDonald’s Corp.	12,409	(1,209,133)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Norwegian Cruise Line Holdings Ltd.*	17,300	$(934,373)
Panera Bread Co. (Class A Stock)*	1,500	(239,993)
Starbucks Corp.	5,000	(473,500)
Starwood Hotels & Resorts Worldwide, Inc.	5,064	(422,844)
Yum! Brands, Inc.	3,002	(236,317)

		(6,653,112)

Household Durables
Mohawk Industries, Inc.*	4,846	(900,145)

Household Products
Church & Dwight Co., Inc.	8,409	(718,297)
Colgate-Palmolive Co.	6,251	(433,444)

		(1,151,741)

Industrial Conglomerates — (0.1)%
3M Co.	12,135	(2,001,668)
Danaher Corp.	5,001	(424,585)
General Electric Co.	37,739	(936,305)

		(3,362,558)

Insurance — (0.2)%
Allstate Corp. (The)	13,174	(937,594)
Aon PLC	6,246	(600,366)
Arch Capital Group Ltd.*	5,918	(364,549)
Chubb Corp. (The)	9,569	(967,426)
Progressive Corp. (The)	53,587	(1,457,566)
Torchmark Corp.	15,565	(854,830)
Travelers Cos., Inc. (The)	5,083	(549,625)
W.R. Berkley Corp.	16,554	(836,143)

		(6,568,099)

Internet & Catalog Retail — (0.1)%
Groupon, Inc.*	74,261	(535,422)
Netflix, Inc.*	3,162	(1,317,574)

		(1,852,996)

Internet Software & Services
AOL, Inc.*	11,104	(439,829)
Rackspace Hosting, Inc.*	6,700	(345,653)
Yahoo!, Inc.*	5,521	(245,326)
Zillow Group, Inc. (Class A Stock)*	3,100	(310,930)

		(1,341,738)

IT Services — (0.1)%
International Business Machines Corp.	3,978	(638,469)
Paychex, Inc.	21,200	(1,051,838)
Vantiv, Inc. (Class A Stock)*	4,666	(175,908)
VeriFone Systems, Inc.*	12,559	(438,184)

		(2,304,399)

Leisure Products — (0.1)%
Hasbro, Inc.	10,443	(660,415)
Mattel, Inc.	62,901	(1,437,288)

		(2,097,703)

Machinery
Caterpillar, Inc.	2,376	(190,151)
Deere & Co.	2,815	(246,847)
Illinois Tool Works, Inc.	5,654	(549,230)

		(986,228)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Media — (0.2)%
AMC Networks, Inc. (Class A Stock)*	12,692	$(972,715)
Charter Communications, Inc. (Class A Stock)*	2,700	(521,397)
Discovery Communications, Inc. (Class A Stock)*	12,464	(383,393)
Interpublic Group of Cos., Inc. (The)	26,582	(587,994)
News Corp. (Class A Stock)*	13,429	(214,998)
Omnicom Group, Inc.	5,953	(464,215)
Scripps Networks Interactive, Inc. (Class A Stock)	15,091	(1,034,639)
Viacom, Inc. (Class B Stock)	4,209	(287,475)

		(4,466,826)

Metals & Mining
AK Steel Holding Corp.*	41,598	(185,943)
Freeport-McMoRan, Inc.	31,976	(605,945)
Nucor Corp.	9,584	(455,528)

		(1,247,416)

Multiline Retail
Kohl’s Corp.	1,781	(139,363)
Nordstrom, Inc.	7,785	(625,291)
Target Corp.	2,931	(240,547)

		(1,005,201)

Multi-Utilities — (0.1)%
Ameren Corp.	8,362	(352,876)
Consolidated Edison, Inc.	7,026	(428,586)
Dominion Resources, Inc.	9,592	(679,785)
DTE Energy Co.	1,901	(153,392)
NiSource, Inc.	11,600	(512,256)
Public Service Enterprise Group, Inc.	2,845	(119,262)
SCANA Corp.	12,194	(670,548)

		(2,916,705)

Oil, Gas & Consumable Fuels — (0.2)%
Cabot Oil & Gas Corp.	11,900	(351,407)
Chevron Corp.	6,985	(733,285)
ConocoPhillips	7,500	(466,950)
CONSOL Energy, Inc.	3,500	(97,615)
Exxon Mobil Corp.	25,724	(2,186,540)
Kinder Morgan, Inc.	7,181	(302,033)
Murphy Oil Corp.	3,990	(185,934)
ONEOK, Inc.	3,594	(173,375)
QEP Resources, Inc.	6,361	(132,627)
Range Resources Corp.	4,500	(234,180)
Spectra Energy Corp.	11,926	(431,363)
Williams Cos., Inc. (The)	2,371	(119,949)

		(5,415,258)

Personal Products
Estee Lauder Cos., Inc. (The) (Class A Stock)	9,500	(790,020)

Pharmaceuticals — (0.2)%
AbbVie, Inc.	20,765	(1,215,583)
Eli Lilly & Co.	29,379	(2,134,384)
Merck & Co., Inc.	13,189	(758,104)
Zoetis, Inc.	12,800	(592,512)

		(4,700,583)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Shares		Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) — (0.1)%
Brandywine Realty Trust	20,298	$(324,362)
Crown Castle International Corp.	3,356	(277,004)
Digital Realty Trust, Inc.	1,716	(113,187)
Federal Realty Investment Trust	2,167	(319,004)
Health Care REIT, Inc.	2,834	(219,238)
Healthcare Trust of America, Inc. (Class A Stock)	4,500	(125,370)
Home Properties, Inc.	5,500	(381,095)
Medical Properties Trust, Inc.	35,092	(517,256)
SL Green Realty Corp.	2,358	(302,720)
UDR, Inc.	8,833	(300,587)
Ventas, Inc.	9,536	(696,319)
Vornado Realty Trust	2,228	(249,536)

		(3,825,678)

Road & Rail — (0.1)%
Canadian National Railway Co. (Canada)	7,940	(530,948)
Heartland Express, Inc.	39,695	(943,153)
Kansas City Southern	4,600	(469,568)
Knight Transportation, Inc.	9,631	(310,600)
Werner Enterprises, Inc.	21,561	(677,231)

		(2,931,500)

Semiconductors & Semiconductor Equipment — (0.3)%
Advanced Micro Devices, Inc.*	111,113	(297,783)
Altera Corp.	34,110	(1,463,660)
Analog Devices, Inc.	15,484	(975,492)
Applied Materials, Inc.	16,200	(365,472)
Atmel Corp.	10,706	(88,110)
Intel Corp.	64,035	(2,002,374)
Linear Technology Corp.	24,178	(1,131,530)
NVIDIA Corp.	91,592	(1,916,563)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	45,121	(1,059,441)

		(9,300,425)

Software — (0.1)%
FireEye, Inc.*	1,200	(47,100)
NetSuite, Inc.*	2,400	(222,624)
Oracle Corp.	3,826	(165,092)
Red Hat, Inc.*	9,600	(727,200)
Salesforce.com, Inc.*	13,756	(919,039)
SAP SE (Germany), ADR	12,400	(894,908)
Ultimate Software Group, Inc., (The)*	1,900	(322,915)
Zynga, Inc. (Class A Stock)*	56,500	(161,025)

		(3,459,903)

Specialty Retail — (0.1)%
Bed Bath & Beyond, Inc.*	7,196	(552,473)
Cabela’s, Inc.*	7,500	(419,850)
CarMax, Inc.*	11,328	(781,745)
Restoration Hardware Holdings, Inc.*	6,200	(614,978)

		(2,369,046)

Technology Hardware, Storage & Peripherals — (0.1)%
EMC Corp.	21,875	(559,125)
NCR Corp.*	5,200	(153,452)
Seagate Technology PLC	20,740	(1,079,102)
Stratasys Ltd.*	5,400	(285,012)

		(2,076,691)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — (0.1)%
Kate Spade & Co.*	16,500	$(550,935)
NIKE, Inc. (Class B Stock)	2,340	(234,772)
Under Armour, Inc. (Class A Stock)*	7,569	(611,197)

		(1,396,904)

Thrifts & Mortgage Finance
People’s United Financial, Inc.	40,350	(613,320)

Tobacco
Altria Group, Inc.	8,958	(448,079)

Trading Companies & Distributors — (0.1)%
Fastenal Co.	31,666	(1,312,080)
MRC Global, Inc.*	8,100	(95,985)
WW Grainger, Inc.	2,100	(495,201)

		(1,903,266)

Wireless Telecommunication Services
Sprint Corp.*	23,564	(111,693)

TOTAL COMMON STOCKS
(proceeds received $122,821,911)		(133,679,187)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.9% (cost $2,782,530,261)		3,005,439,890
Other assets in excess of other liabilities(x) — 0.1%		3,081,826

NET ASSETS — 100.0%		$3,008,521,716

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $120,123,100; cash collateral of $122,956,259 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments and/ or principal repayment. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2015.
(q)

The aggregate value of securities sold short is $133,679,187. Deposit with Credit Suisse First Boston Corp. combined with securities segregated as collateral in an amount of $165,738,572, exceeds the value of securities sold short as of March 31, 2015. Securities sold short are subject to contractual netting arrangements.

(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only securities.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Rate represents yield-to-maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short contracts. The aggregate value of such securities is $58,100,825.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential

Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
63	2 Year U.S. Treasury Notes	Jun. 2015	$13,755,547	$13,806,844	$51,297
44	5 Year U.S. Treasury Notes	Jun. 2015	5,262,820	5,289,281	26,461
862	10 Year Australian Treasury Bonds	Jun. 2015	657,936,933	659,470,866	1,533,933
615	20 Year U.S. Treasury Bonds	Jun. 2015	99,607,266	100,783,125	1,175,859
28	30 Year U.S. Ultra Treasury Bonds	Jun. 2015	4,700,063	4,756,500	56,437
68	ASX SPI 200 Index	Jun. 2015	7,562,646	7,621,217	58,571
821	Euro STOXX 50	Jun. 2015	31,976,484	32,053,623	77,139
104	NASDAQ 100 E-Mini Index	Jun. 2015	9,049,040	9,005,360	(43,680)
79	S&P 500 E-Mini	Jun. 2015	8,028,513	8,140,160	111,647
310	TOPIX Index	Jun. 2015	39,356,960	39,895,360	538,400

					3,586,064

Short Positions:
22	90 Day Euro Dollar	Jun. 2015	5,461,650	5,481,850	(20,200)
31	90 Day Euro Dollar	Sep. 2015	7,676,838	7,712,800	(35,962)
17	90 Day Euro Dollar	Dec. 2015	4,208,350	4,222,163	(13,813)
733	2 Year U.S. Treasury Notes	Jun. 2015	160,240,688	160,641,532	(400,844)
418	5 Year U.S. Treasury Notes	Jun. 2015	49,748,024	50,248,173	(500,149)
267	10 Year U.S. Treasury Notes	Jun. 2015	33,990,578	34,417,969	(427,391)
144	30 Year U.S. Ultra Treasury Bonds	Jun. 2015	24,042,203	24,462,000	(419,797)
36	Euro STOXX 50	Jun. 2015	1,391,196	1,405,518	(14,322)
175	FTSE 100 Index	Jun. 2015	17,504,465	17,462,878	41,587
176	Mini MSCI Emerging Markets Index	Jun. 2015	8,250,880	8,557,120	(306,240)
40	Nikkei 225 Index	Jun. 2015	3,256,472	3,205,069	51,403
37	Russell 2000 Mini Index	Jun. 2015	4,477,740	4,620,930	(143,190)
155	S&P 500 E-Mini	Jun. 2015	15,840,913	15,971,200	(130,287)
211	S&P/TSX 60 Index	Jun. 2015	28,630,639	28,830,808	(200,169)

					(2,519,374)

					$1,066,690

(1) Cash of $2,973,002 and U.S. Treasury Securities with a combined market value of $11,194,916 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2015.

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/28/15	Royal Bank of Canada	AUD	95	$80,183	$72,233	$(7,950)
Expiring 04/28/15	UBS AG	AUD	95	81,719	72,233	(9,486)
Expiring 04/28/15	Westpac Banking Corp.	AUD	100	85,275	76,035	(9,240)
Expiring 05/07/15	Royal Bank of Canada	AUD	6,388	4,966,377	4,854,699	(111,678)
Expiring 06/10/15	UBS AG	AUD	482	367,248	365,393	(1,855)
Expiring 09/21/15	Goldman Sachs & Co.	AUD	264	200,107	198,985	(1,122)
Expiring 09/21/15	Westpac Banking Corp.	AUD	263	200,388	198,482	(1,906)
Brazilian Real,
Expiring 06/10/15	Goldman Sachs & Co.	BRL	8,666	2,941,984	2,658,751	(283,233)
British Pound,
Expiring 05/07/15	Standard Chartered PLC	GBP	391	598,448	579,576	(18,872)
Expiring 06/10/15	Goldman Sachs & Co.	GBP	402	596,001	596,283	282
Expiring 06/10/15	State Street Bank	GBP	538	802,321	797,846	(4,475)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Chilean Peso,
Expiring 06/10/15	Goldman Sachs & Co.	CLP	3,656,114	$5,793,699	$5,816,758	$23,059
Danish Krone,
Expiring 05/07/15	Societe Generale	DKK	3,992	610,289	575,335	(34,954)
Expiring 05/07/15	Westpac Banking Corp.	DKK	6,870	1,060,863	990,011	(70,852)
Euro,
Expiring 05/07/15	Citigroup Global Markets	EUR	542	614,294	582,960	(31,334)
Expiring 05/07/15	Citigroup Global Markets	EUR	330	352,957	355,192	2,235
Expiring 05/07/15	Credit Suisse First Boston Corp.	EUR	675	764,447	726,219	(38,228)
Expiring 05/07/15	Deutsche Bank AG	EUR	702	805,261	755,114	(50,147)
Expiring 05/07/15	Hong Kong & Shanghai Bank	EUR	715	808,343	768,851	(39,492)
	Royal Bank of Scotland Group
Expiring 05/07/15	PLC	EUR	415	469,601	446,520	(23,081)
Expiring 05/07/15	Societe Generale	EUR	1,143	1,310,284	1,229,833	(80,451)
Expiring 05/07/15	Societe Generale	EUR	872	931,162	937,657	6,495
Expiring 05/07/15	Standard Chartered PLC	EUR	552	626,815	594,075	(32,740)
Expiring 05/07/15	Westpac Banking Corp.	EUR	1,027	1,143,987	1,104,932	(39,055)
Expiring 05/18/15	Goldman Sachs & Co.	EUR	494	579,398	531,685	(47,713)
Expiring 05/18/15	State Street Bank	EUR	854	976,472	918,324	(58,148)
Expiring 05/18/15	UBS AG	EUR	426	488,598	458,893	(29,705)
Expiring 05/18/15	UBS AG	EUR	148	174,714	159,241	(15,473)
Expiring 05/18/15	UBS AG	EUR	115	136,212	124,149	(12,063)
Expiring 06/10/15	BNP Paribas	EUR	651	701,912	700,795	(1,117)
Expiring 06/10/15	Citigroup Global Markets	EUR	244	268,676	262,987	(5,689)
Expiring 06/10/15	Goldman Sachs & Co.	EUR	1,723	1,832,664	1,854,666	22,002
Expiring 06/10/15	Goldman Sachs & Co.	EUR	717	786,224	771,594	(14,630)
Expiring 06/10/15	Goldman Sachs & Co.	EUR	142	155,568	153,255	(2,313)
Expiring 06/10/15	State Street Bank	EUR	2,186	2,380,291	2,353,308	(26,983)
Expiring 06/10/15	State Street Bank	EUR	653	710,211	702,418	(7,793)
Hong Kong Dollar,
Expiring 06/10/15	Hong Kong & Shanghai Bank	HKD	18,285	2,357,877	2,358,223	346
Hungarian Forint,
Expiring 06/10/15	Citigroup Global Markets	HUF	862,506	2,984,038	3,081,912	97,874
Japanese Yen,
Expiring 05/07/15	Deutsche Bank AG	JPY	167,033	1,423,568	1,393,472	(30,096)
Expiring 05/18/15	Goldman Sachs & Co.	JPY	23,057	194,760	192,380	(2,380)
Expiring 05/18/15	Morgan Stanley	JPY	96,072	828,940	801,582	(27,358)
Expiring 05/18/15	Morgan Stanley	JPY	23,057	198,946	192,380	(6,566)
Expiring 06/10/15	Toronto Dominion	JPY	345,983	2,871,049	2,887,629	16,580
New Zealand Dollar,
Expiring 04/28/15	Deutsche Bank AG	NZD	95	72,885	70,817	(2,068)
Expiring 04/28/15	UBS AG	NZD	95	72,219	70,817	(1,402)
Expiring 04/28/15	Westpac Banking Corp.	NZD	100	77,489	74,544	(2,945)
Expiring 09/21/15	UBS AG	NZD	810	600,210	595,626	(4,584)
Norwegian Krone,
Expiring 06/10/15	Citigroup Global Markets	NOK	23,593	3,068,422	2,922,946	(145,476)
Expiring 06/15/15	Toronto Dominion	NOK	7,040	932,154	872,092	(60,062)
Singapore Dollar,
Expiring 05/07/15	Deutsche Bank AG	SGD	3,092	2,294,924	2,251,222	(43,702)
Expiring 09/21/15	BNP Paribas	SGD	604	450,239	438,282	(11,957)
Expiring 09/21/15	Goldman Sachs & Co.	SGD	1,290	947,763	936,065	(11,698)
Expiring 09/21/15	UBS AG	SGD	1,006	757,958	729,985	(27,973)
Swedish Krona,
Expiring 05/07/15	Royal Bank of Canada	SEK	19,380	2,359,712	2,251,574	(108,138)
Expiring 06/10/15	Goldman Sachs & Co.	SEK	94	10,956	10,981	25
Expiring 06/10/15	State Street Bank	SEK	4,587	535,861	533,226	(2,635)
Expiring 06/15/15	UBS AG	SEK	1,130	133,184	131,370	(1,814)
Expiring 06/15/15	UBS AG	SEK	1,130	133,649	131,370	(2,279)
Swiss Franc,
Expiring 05/07/15	Deutsche Bank AG	CHF	536	561,206	552,598	(8,608)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Turkish Lira,
Expiring 06/10/15	Citigroup Global Markets	TRY	8,766	$3,313,407	$3,310,864	$(2,543)

				$62,584,409	$61,137,245	$(1,447,164)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/28/15	Goldman Sachs & Co.	AUD	100	$86,471	$76,035	$10,436
Expiring 04/28/15	Westpac Banking Corp.	AUD	190	164,703	144,466	20,237
Expiring 05/07/15	Westpac Banking Corp.	AUD	414	321,529	314,850	6,679
Expiring 06/10/15	Australia and New Zealand Banking Group	AUD	989	760,731	750,200	10,531
Expiring 06/10/15	Deutsche Bank AG	AUD	1,045	813,414	792,828	20,586
Expiring 06/10/15	UBS AG	AUD	1,500	1,142,990	1,137,874	5,116
Expiring 09/21/15	Morgan Stanley	AUD	263	201,044	198,734	2,310
Expiring 09/21/15	UBS AG	AUD	263	202,631	198,733	3,898
Brazilian Real,
Expiring 06/10/15	Goldman Sachs & Co.	BRL	8,666	2,934,711	2,658,751	275,960
British Pound,
Expiring 04/24/15	Royal Bank of Canada	GBP	111	164,699	163,989	710
Expiring 05/07/15	Barclays Capital Group	GBP	361	552,847	534,940	17,907
Expiring 05/07/15	Barclays Capital Group	GBP	272	401,589	403,667	(2,078)
Expiring 05/07/15	BNP Paribas	GBP	2,932	4,456,900	4,347,927	108,973
Expiring 05/07/15	Citigroup Global Markets	GBP	332	490,403	493,120	(2,717)
Expiring 05/07/15	Credit Suisse First Boston Corp.	GBP	220	331,333	326,400	4,933
Expiring 05/07/15	Societe Generale	GBP	336	499,369	498,448	921
Expiring 05/07/15	Societe Generale	GBP	255	389,943	378,530	11,413
Expiring 06/10/15	Barclays Capital Group	GBP	442	685,257	655,167	30,090
Expiring 06/10/15	Citigroup Global Markets	GBP	232	357,604	343,886	13,718
Expiring 06/10/15	Credit Suisse First Boston Corp.	GBP	8,209	12,649,194	12,171,076	478,118
Expiring 06/10/15	Hong Kong & Shanghai Bank	GBP	774	1,167,483	1,147,249	20,234
Expiring 06/10/15	State Street Bank	GBP	306	458,235	454,002	4,233
Canadian Dollar,
Expiring 04/24/15	Royal Bank of Canada	CAD	67	52,532	52,546	(14)
Chilean Peso,
Expiring 06/10/15	Deutsche Bank AG	CLP	304,276	475,432	484,094	(8,662)
Expiring 06/10/15	Morgan Stanley	CLP	3,351,837	5,377,998	5,332,664	45,334
Danish Krone,
Expiring 06/10/15	Citigroup Global Markets	DKK	6,788	1,024,796	979,359	45,437
Euro,
Expiring 05/07/15	BNP Paribas	EUR	722	791,161	777,001	14,160
Expiring 05/07/15	Goldman Sachs & Co.	EUR	330	350,306	355,221	(4,915)
Expiring 05/18/15	Goldman Sachs & Co.	EUR	213	243,638	229,446	14,192
Expiring 05/18/15	Goldman Sachs & Co.	EUR	213	240,277	229,178	11,099
Expiring 05/18/15	Morgan Stanley	EUR	427	497,156	459,431	37,725
Expiring 05/18/15	Morgan Stanley	EUR	296	349,165	318,482	30,683
Expiring 05/18/15	Morgan Stanley	EUR	213	238,269	229,178	9,091
Expiring 05/18/15	UBS AG	EUR	269	321,507	289,679	31,828
Expiring 05/18/15	UBS AG	EUR	214	244,472	229,984	14,488
Expiring 05/18/15	UBS AG	EUR	192	238,796	206,913	31,883
Expiring 06/10/15	Barclays Capital Group	EUR	614	654,270	661,280	(7,010)
Expiring 06/10/15	BNP Paribas	EUR	610	692,187	655,967	36,220
Expiring 06/10/15	Citigroup Global Markets	EUR	666	748,692	717,155	31,537
Expiring 06/10/15	Credit Suisse First Boston Corp.	EUR	1,385	1,573,268	1,490,801	82,467
Expiring 06/10/15	Hong Kong & Shanghai Bank	EUR	1,140	1,239,798	1,227,158	12,640
Expiring 06/10/15	State Street Bank	EUR	38,663	43,330,105	41,613,123	1,716,982
Expiring 06/10/15	State Street Bank	EUR	4,408	4,687,528	4,744,116	(56,588)
Expiring 09/21/15	Deutsche Bank AG	EUR	450	489,906	485,174	4,732

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Hong Kong Dollar,
Expiring 05/07/15	Deutsche Bank AG	HKD	17,232	$2,222,345	$2,222,448	$(103)
Expiring 06/10/15	Citigroup Global Markets	HKD	18,285	2,358,023	2,358,223	(200)
Hungarian Forint,
Expiring 06/10/15	Barclays Capital Group	HUF	862,506	3,182,093	3,081,912	100,181
Japanese Yen,
Expiring 05/07/15	Australia and New Zealand Banking Group	JPY	52,901	446,638	441,324	5,314
Expiring 05/07/15	BNP Paribas	JPY	51,902	432,330	432,990	(660)
Expiring 05/07/15	BNP Paribas	JPY	49,204	411,082	410,481	601
Expiring 05/07/15	Credit Suisse First Boston Corp.	JPY	37,457	318,798	312,487	6,311
Expiring 05/07/15	Goldman Sachs & Co.	JPY	42,932	358,534	358,164	370
Expiring 05/07/15	State Street Bank	JPY	41,558	348,194	346,695	1,499
Expiring 05/07/15	Westpac Banking Corp.	JPY	52,652	448,301	439,247	9,054
Expiring 05/07/15	Westpac Banking Corp.	JPY	39,164	334,278	326,727	7,551
Expiring 05/18/15	Morgan Stanley	JPY	96,072	827,156	801,582	25,574
Expiring 05/18/15	Morgan Stanley	JPY	15,372	127,196	128,253	(1,057)
Expiring 05/18/15	Morgan Stanley	JPY	7,686	63,635	64,127	(492)
Expiring 05/18/15	UBS AG	JPY	23,057	195,055	192,380	2,675
Expiring 06/10/15	Barclays Capital Group	JPY	123,981	1,022,619	1,034,767	(12,148)
Expiring 06/10/15	Barclays Capital Group	JPY	80,692	666,609	673,465	(6,856)
Expiring 06/10/15	Morgan Stanley	JPY	2,104,086	17,578,848	17,561,017	17,831
Expiring 06/10/15	Westpac Banking Corp.	JPY	89,808	751,553	749,549	2,004
Expiring 06/10/15	Westpac Banking Corp.	JPY	77,963	649,529	650,690	(1,161)
New Zealand Dollar,
Expiring 04/28/15	Goldman Sachs & Co.	NZD	100	77,836	74,544	3,292
Expiring 04/28/15	Westpac Banking Corp.	NZD	190	146,435	141,633	4,802
Expiring 06/10/15	National Australia Bank Ltd.	NZD	4,516	3,296,615	3,352,404	(55,789)
Expiring 09/21/15	UBS AG	NZD	405	294,840	297,813	(2,973)
Expiring 09/21/15	UBS AG	NZD	405	292,653	297,813	(5,160)
Norwegian Krone,
Expiring 05/07/15	Royal Bank of Canada	NOK	8,578	1,134,371	1,063,690	70,681
Expiring 06/10/15	Barclays Capital Group	NOK	23,593	2,913,588	2,922,946	(9,358)
Expiring 06/15/15	Morgan Stanley	NOK	3,520	449,501	436,046	13,455
Expiring 06/15/15	UBS AG	NOK	3,520	457,645	436,046	21,599
Singapore Dollar,
Expiring 09/21/15	BNP Paribas	SGD	604	451,419	438,282	13,137
Expiring 09/21/15	BNP Paribas	SGD	450	322,249	326,535	(4,286)
Expiring 09/21/15	BNP Paribas	SGD	425	313,307	308,393	4,914
Expiring 09/21/15	UBS AG	SGD	805	603,387	584,133	19,254
Expiring 09/21/15	UBS AG	SGD	440	325,866	319,278	6,588
Expiring 09/21/15	UBS AG	SGD	425	313,364	308,393	4,971
Expiring 09/21/15	UBS AG	SGD	201	149,899	145,852	4,047
South Korean Won,
Expiring 06/10/15	Goldman Sachs & Co.	KRW	6,861,441	6,204,676	6,170,370	34,306
Expiring 06/10/15	Hong Kong & Shanghai Bank	KRW	563,688	494,463	506,914	(12,451)
Swedish Krona,
Expiring 06/10/15	Societe Generale	SEK	4,682	560,898	544,207	16,691
Expiring 06/15/15	Toronto Dominion	SEK	2,260	270,117	262,740	7,377
Swiss Franc,
Expiring 05/07/15	Royal Bank of Canada	CHF	5,289	5,729,442	5,451,223	278,219
Expiring 06/10/15	Standard Chartered PLC	CHF	1,246	1,308,615	1,286,372	22,243
Turkish Lira,
Expiring 06/10/15	Hong Kong & Shanghai Bank	TRY	8,766	3,409,196	3,310,864	98,332

				$155,357,537	$151,531,841	3,825,696

						$2,378,532

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Cross currency exchange contracts outstanding at March 31, 2015:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
05/07/15	Buy	AUD	624	GBP	316	$5,491	Goldman Sachs & Co.
05/07/15	Buy	EUR	343	GBP	260	(16,801)	Credit Suisse First Boston Corp.
05/07/15	Buy	SEK	7,514	GBP	594	(7,371)	Barclays Capital Group

						$(18,681)

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Depreciation
Exchange-traded swap agreements:
546	12/06/18	1.541%	3-month LIBOR(1)	$—	$(5,595)	$(5,595)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
CMBX.NA.AA.3.V1	12/13/49	0.620%	250	$(201,114)	$(174,397)	$(26,717)	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.620%	120	(96,535)	(84,010)	(12,525)	Morgan Stanley

				$(297,649)	$(258,407)	$(39,242)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Republic of Venezuela	12/20/19	5.000%	80	51.246%	$(50,641)	$(47,133)	$(3,508)	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	80	51.246%	(50,670)	(50,411)	(259)	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	80	51.246%	(50,899)	(50,878)	(21)	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	40	51.246%	(25,319)	(25,006)	(313)	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	40	51.246%	(25,330)	(24,117)	(1,213)	Deutsche Bank AG
Republic of Venezuela	12/20/19	5.000%	32	51.246%	(20,210)	(15,827)	(4,383)	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	16	51.246%	(10,127)	(9,609)	(518)	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	130	51.104%	(82,701)	(83,435)	734	Barclays Capital Group
Republic of Venezuela	03/20/20	5.000%	90	51.104%	(57,254)	(57,525)	271	Barclays Capital Group
Republic of Venezuela	03/20/20	5.000%	90	51.104%	(57,230)	(59,463)	2,233	UBS AG
Republic of Venezuela	03/20/20	5.000%	50	51.104%	(31,794)	(32,403)	609	BNP Paribas
Republic of Venezuela	03/20/20	5.000%	40	51.104%	(25,436)	(26,683)	1,247	Bank of America
Republic of Venezuela	03/20/20	5.000%	40	51.104%	(25,446)	(26,056)	610	Barclays Capital Group

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Credit default swap agreements outstanding at March 31, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Republic of Venezuela	03/20/20	5.000%	40	51.104%	$(25,446)	$(26,267)	$821	Credit Suisse First Boston Corp.
Republic of Venezuela	03/20/20	5.000%	40	51.104%	(25,446)	(25,867)	421	Credit Suisse First Boston Corp.
Republic of Venezuela	03/20/20	5.000%	40	51.104%	(25,446)	(26,267)	821	Credit Suisse First Boston Corp.
Republic of Venezuela	03/20/20	5.000%	40	51.104%	(25,369)	(24,100)	(1,269)	Deutsche Bank AG
Republic of Venezuela	03/20/20	5.000%	40	51.104%	(25,446)	(25,461)	15	Deutsche Bank AG
Republic of Venezuela	03/20/20	5.000%	40	51.104%	(25,369)	(24,100)	(1,269)	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	51.104%	(25,446)	(25,861)	415	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	51.104%	(25,446)	(26,067)	621	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	51.104%	(25,446)	(26,256)	810	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	51.104%	(25,446)	(25,867)	421	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	51.104%	65	(26,578)	26,643	UBS AG
Republic of Venezuela	03/20/20	5.000%	40	51.104%	(25,446)	(26,628)	1,182	UBS AG
Republic of Venezuela	03/20/20	5.000%	40	51.104%	(25,446)	(25,756)	310	UBS AG
Republic of Venezuela	03/20/20	5.000%	40	51.104%	(25,446)	(25,967)	521	UBS AG
Republic of Venezuela	03/20/20	5.000%	40	51.104%	(25,446)	(25,461)	15	UBS AG
Republic of Venezuela	03/20/20	5.000%	20	51.104%	(12,718)	(12,961)	243	Credit Suisse First Boston Corp.
Sears Roebuck	06/20/15	5.000%	40	7.138%	(125)	(939)	814	Barclays Capital Group
Sears Roebuck	06/20/15	5.000%	20	7.138%	(62)	(472)	410	Barclays Capital Group
Sears Roebuck	06/20/15	5.000%	10	7.138%	(34)	(1,106)	1,072	Barclays Capital Group
Sears Roebuck	09/20/15	5.000%	230	7.139%	(1,928)	(8,178)	6,250	Citigroup Global Markets
Sears Roebuck	09/20/15	5.000%	40	7.139%	(345)	(1,117)	772	Citigroup Global Markets
Sears Roebuck	09/20/15	5.000%	40	7.139%	(1,079)	(3,811)	2,732	Citigroup Global Markets
Sears Roebuck	09/20/15	5.000%	20	7.139%	(172)	(811)	639	Deutsche Bank AG
Sears Roebuck	03/20/16	5.000%	70	7.786%	(1,692)	(9,469)	7,777	Deutsche Bank AG
SuperValu, Inc.	03/20/16	5.000%	60	0.295%	2,868	(4,817)	7,685	UBS AG
SuperValu, Inc.	03/20/16	5.000%	30	0.295%	1,434	(2,829)	4,263	BNP Paribas
SuperValu, Inc.	03/20/16	5.000%	30	0.295%	1,434	(3,458)	4,892	Credit Suisse First Boston Corp.

					$(881,501)	$(945,017)	$63,516

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Credit default swap agreements outstanding at March 31, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at March 31, 2015(5)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
ITRX.X22.V1	12/20/19	5.000%	EUR 3,544	$262,309	$384,522	$122,213

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Ally Financial Corp.	03/20/17	5.000%	25	1.132%	$(1,918)	$(2,320)	$402	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	88	1.337%	(120)	(9,724)	9,604	Credit Suisse First Boston Corp.
Ally Financial Corp.	12/20/17	5.000%	64	1.337%	(6,329)	(7,318)	989	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	43	1.337%	(3,580)	(6,247)	2,667	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	40	1.337%	(3,954)	(4,243)	289	Barclays Capital Group
Avon Products, Inc.	06/20/20	5.000%	90	11.865%	782	6,063	(5,281)	BNP Paribas
Barrick Gold Corp.	06/20/20	1.000%	90	1.711%	3,121	4,590	(1,469)	Citigroup Global Markets
CIT Group, Inc.	06/20/17	5.000%	40	0.373%	(3,047)	(5,000)	1,953	Barclays Capital Group
CIT Group, Inc.	06/20/17	5.000%	8	0.373%	(833)	(740)	(93)	Barclays Capital Group
First Data Corp.	09/20/17	5.000%	72	1.020%	(7,126)	(7,146)	20	Citigroup Global Markets
First Data Corp.	09/20/17	5.000%	18	1.020%	(1,811)	(1,851)	40	Goldman Sachs & Co.
Freeport-McMoran, Inc.	06/20/20	1.000%	140	0.313%	4,849	14,844	(9,995)	Credit Suisse First Boston Corp.
Freeport-McMoran, Inc.	06/20/20	1.000%	90	0.313%	3,141	8,190	(5,049)	Morgan Stanley
Frontier Communications	06/20/17	5.000%	24	0.997%	(2,157)	(2,343)	186	Barclays Capital Group
iStar Financial, Inc.	09/20/16	5.000%	40	1.453%	(2,138)	(2,201)	63	Barclays Capital Group
MGM Resorts International	09/20/15	5.000%	80	0.818%	(1,734)	(2,959)	1,225	Credit Suisse First Boston Corp.
Nabors Indistries, Inc.	06/20/20	1.000%	330	6.083%	2,985	43,608	(40,623)	Citigroup Global Markets
Penerbangan Malaysia	03/20/20	1.000%	180	1.252%	2,098	3,061	(963)	Morgan Stanley
People’s Republic of China	06/20/20	1.000%	2,800	1.898%	5,199	(8,374)	13,573	BNP Paribas
Republic of Turkey	06/20/20	1.000%	1,630	3.468%	8,274	89,487	(81,213)	BNP Paribas
Springleaf Finance Corp.	09/20/17	5.000%	100	1.676%	(8,173)	(7,954)	(219)	Barclays Capital Group
Staples, Inc.	06/20/20	1.000%	90	1.864%	3,788	4,065	(277)	BNP Paribas
Transocean, Inc.	06/20/20	1.000%	230	7.983%	62,421	58,422	3,999	Barclays Capital Group
Tyson Foods, Inc.	06/20/20	1.000%	90	1.470%	81	(1,669)	1,750	BNP Paribas
United Mexican States	06/20/20	1.000%	1,640	1.250%	19,908	29,435	(9,527)	Barclays Capital Group

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Credit default swap agreements outstanding at March 31, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(2) (cont’d.)
United Mexican States	06/20/20	1.000%	920	1.250%	$11,077	$16,230	$(5,153)	Barclays Capital Group
United States Steel Corp.	06/20/20	5.000%	140	5.311%	1,709	2,502	(793)	BNP Paribas

					$86,513	$210,408	$(123,895)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices – Buy Protection(2):
ABX.6.V2	05/25/46	0.110%	190	$39,643	$56,176	$(16,533)	Barclays Capital Group
ABX.6.V2	05/25/46	0.110%	170	33,460	43,254	(9,794)	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	150	29,036	29,567	(531)	Bank of America
ABX.6.V2	05/25/46	0.110%	90	16,775	25,227	(8,452)	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	70	13,788	13,151	637	Bank of America
CDX.EM.23	06/20/20	1.000%	1,120	112,391	118,689	(6,298)	Barclays Capital Group
CDX.IOS.10.V1	01/12/41	4.500%	1,217	17,177	3,147	14,030	Citigroup Global Markets
CDX.IOS.10.V1	01/12/41	5.000%	760	7,813	(2,563)	10,376	Citigroup Global Markets
CDX.IOS.10.V1	01/12/41	5.000%	580	(4,024)	(2,000)	(2,024)	Citigroup Global Markets
CDX.IOS.10.V1	01/12/41	5.000%	580	(11,546)	(1,856)	(9,690)	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	450	5,712	(2,366)	8,078	Bank of America
CDX.IOS.11.V1	01/12/42	4.000%	450	5,712	(2,403)	8,115	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	450	4,480	(378)	4,858	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	440	5,343	(348)	5,691	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	440	(600)	(276)	(324)	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	430	5,458	2,984	2,474	Citigroup Global Markets
CMBX.NA.AA.3.V1	12/13/49	0.270%	250	156,068	141,884	14,184	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.270%	120	74,913	69,605	5,308	Morgan Stanley
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	(1,353)	(1,451)	98	Barclays Capital Group
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	(1,435)	(1,392)	(43)	Morgan Stanley
CMBX.NA.BBB.4.V1	02/17/51	5.000%	350	304,844	281,118	23,726	Citigroup Global Markets

				$813,655	$769,769	$43,886

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Credit default swap agreements outstanding at March 31, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at March 31, 2015(5)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices – Buy Protection(2):
CDX.NA.HY.23.V2	12/20/19	5.000%	230	$(18,994)	$(375)	$18,619
CDX.NA.IG.23.V1	12/20/19	1.000%	7,330	(123,846)	(123,286)	560
ITRX.X22.V1	12/20/19	1.000%	EUR 9,330	(195,466)	(235,904)	(40,438)

				$(338,306)	$(359,565)	$(21,259)

U.S. Treasury Securities with a combined market value of $384,936 have been segregated with UBS AG to cover requirements for open exchange-traded interest rate and credit default swap contracts at March 31, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,019,540,692	$361,458,435	$38,209
Preferred Stocks	1,197,703	6,689,894	—
Warrants	—	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	9,688,190	—
Residential Mortgage-Backed Securities	—	15,191,452	2,668,913
Bank Loans	—	10,844,251	—
Commercial Mortgage-Backed Securities	—	41,697,077	903,135
Convertible Bonds	—	6,203,078	—
Corporate Bonds	—	567,139,155	4,478,293
Foreign Government Bonds	—	27,685,352	—
Municipal Bonds	—	1,555,150	—
Residential Mortgage-Backed Securities	—	177,980,487	89,038
U.S. Government Agency Obligations	—	176,024,201	—
U.S. Treasury Obligations	—	259,784,825	—
Affiliated Money Market Mutual Fund	448,240,178	—	—
Options Purchased	21,369	—	—
Short Sales – Common Stocks	(133,679,187)	—	—
Other Financial Instruments*
Futures	1,066,690	—	—
Foreign Forward Currency Contracts	—	2,378,532	—
Cross Currency Exchange Contracts	—	(18,681)	—
Exchange-traded interest rate swap	—	(5,595)	—
Over-the-counter credit default swaps	—	(278,982)	—
Exchange-traded credit default swaps	—	100,954	—

Total	$1,336,387,445	$1,664,117,775	$8,177,588

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 as categorized by risk exposure:

Derivative Fair Value at 03/31/15
Credit contracts	$(178,028)
Equity contracts	40,859
Foreign exchange contracts	2,359,851
Interest rate contracts	1,041,605

Total	$3,264,287

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS
Australia — 5.2%
APA Group	11,368	$78,190
APA Group, 144A(g)	3,506	24,115
Spotless Group Holdings Ltd.	50,117	86,445
Spotless Group Holdings Ltd., 144A(g)	17,691	30,515
Transurban Group	17,430	126,208

		345,473

Canada — 2.9%
Canadian Pacific Railway Ltd.	724	132,561
Enbridge, Inc.	1,320	64,020

		196,581

China — 8.3%
Beijing Enterprises Water Group Ltd.*	110,972	75,461
CGN Power Co. Ltd. (Class H Stock)*	286,991	123,620
CGN Power Co. Ltd. (Class H Stock), 144A*(g)	5,135	2,212
China CNR Corp. Ltd. (Class H Stock)*	38,765	55,642
China CNR Corp. Ltd. (Class H Stock), 144A*(g)	46,014	66,046
China Longyuan Power Group Corp. (Class H Stock)	103,263	112,235
Huadian Fuxin Energy Corp. Ltd. (Class H Stock)	247,491	121,020

		556,236

France — 6.4%
Eiffage SA	1,598	95,105
Groupe Eurotunnel SE	17,830	255,610
Veolia Environnement	4,226	79,929

		430,644

Hong Kong — 0.7%
HKBN Ltd.*	21,605	26,865
HKBN Ltd., 144A*(g)	13,761	17,111

		43,976

Italy — 6.3%
Atlantia SpA	9,122	239,546
Enel SpA	26,514	119,775
Telecom Italia SpA*	56,586	66,256

		425,577

Japan — 0.7%
Nippon Prologis REIT, Inc., REIT(g)	21	46,229

Malaysia — 0.7%
Malaysia Airports Holdings Bhd	24,452	46,206

Mexico — 4.8%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	15,066	98,998
Infraestructura Energetica Nova SAB de CV	23,887	130,464
Promotora y Operadora de Infraestructura SAB de CV*	8,759	93,484

		322,946

New Zealand — 1.8%
Meridian Energy Ltd.	77,801	117,615

South Korea — 1.0%
Korea Electric Power Corp., ADR	3,152	64,616

	Shares	Value
COMMON STOCKS (Continued)
Spain — 9.3%
Abengoa Yield PLC	3,741	$126,371
Aena SA, 144A*(g)	976	98,133
Endesa SA	1,680	32,432
Endesa SA, 144A(g)	2,194	42,355
Ferrovial SA	10,686	227,205
Saeta Yield SA, 144A*(g)	8,391	94,284

		620,780

Switzerland — 1.1%
Flughafen Zuerich AG	95	74,746

United Kingdom — 2.5%
Liberty Global PLC (Class C Stock)*	1,803	89,807
National Grid PLC, ADR	1,202	77,661

		167,468

United States — 46.0%
American Tower Corp., REIT	1,301	122,489
American Water Works Co., Inc.	1,593	86,357
Antero Midstream Partners LP, MLP	1,567	37,906
Charter Communications, Inc. (Class A Stock)*	496	95,783
Cheniere Energy Partners LP Holdings LLC	3,817	91,493
Cheniere Energy, Inc.*	810	62,694
Columbia Pipeline Partners LP, MLP*	4,310	119,344
Crown Castle International Corp.	741	61,162
Dominion Midstream Partners LP, MLP	2,001	83,062
Dominion Resources, Inc.	1,733	122,818
Dynegy, Inc.*	3,537	111,168
Edison International	2,319	144,868
Energy Transfer Equity LP, MLP	1,968	124,692
EQT Midstream Partners LP, MLP	685	53,197
Exelon Corp.	2,562	86,109
Genesee & Wyoming, Inc. (Class A Stock)*	865	83,421
Kinder Morgan, Inc.	2,639	110,996
MPLX LP, MLP	788	57,729
NextEra Energy, Inc.	1,407	146,398
NiSource, Inc.	3,093	136,587
NRG Energy, Inc.	2,346	59,096
NRG Yield, Inc. (Class A Stock)	2,666	135,246
PG&E Corp.	2,208	117,179
Phillips 66 Partners LP, MLP	830	58,656
SBA Communications Corp. (Class A Stock)*	1,349	157,968
SemGroup Corp. (Class A Stock)	765	62,225
Sempra Energy	1,378	150,230
Shell Midstream Partners LP, MLP	1,893	73,827
TerraForm Power, Inc. (Class A Stock)*	2,874	104,930
Union Pacific Corp.	827	89,572
Western Gas Equity Partners LP, MLP	1,147	68,820
Williams Cos., Inc. (The)	1,343	67,942

		3,083,964

TOTAL LONG-TERM INVESTMENTS (cost $6,122,616)		$6,543,057

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 2.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $142,958)(w)	142,958	$142,958

TOTAL INVESTMENTS — 99.8% (cost $6,265,574)		6,686,015
Other assets in excess of liabilities — 0.2%		12,460

NET ASSETS — 100.0%		$6,698,475

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$345,473	$—
Canada	196,581	—	—
China	—	434,548	121,688
France	—	430,644	—
Hong Kong	43,976	—	—
Italy	—	425,577	—
Japan	—	46,229	—
Malaysia	—	46,206	—
Mexico	322,946	—	—
New Zealand	—	117,615	—
South Korea	64,616	—	—
Spain	318,788	301,992	—
Switzerland	—	74,746	—
United Kingdom	167,468	—	—
United States	3,083,964	—	—
Affiliated Money Market Mutual Fund	142,958	—	—

Total	$4,341,297	$2,223,030	$121,688

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 12/31/14	$—
Realized gain (loss)	27,105
Change in unrealized appreciation (depreciation)**	(27,461)
Purchases	—
Sales	(51,539)
Accrued discount/premium	—
Transfers in and/or out of Level 3	173,583

Balance as of 03/31/15	$121,688

** Of which,	$(27,461) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Level 3 Securities	Fair Value as of March 31, 2015	Valuation Methodology	Unobservable Inputs
Common Stocks	$121,688	Stale pricing	Unadjusted last model price

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$164,043	L1 to L2	Official Close to Model Price
Common Stocks	$ 55,588	L1 to L3	Official Close to Stale Price
Common Stocks	$117,995	L2 to L3	Proxy Price to Stale Price

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2015 were as follows:

Oil, Gas & Consumable Fuels	17.0%
Transportation Infrastructure	14.0
Electric Utilities	11.5
Independent Power & Renewable Electricity Producers	14.5
Multi-Utilities	10.2
Road & Rail	4.6
Construction & Engineering	6.2
Real Estate Investment Trusts (REITs)	3.4

Gas Utilities	3.5%
Water Utilities	2.4
Affiliated Money Market Mutual Fund	2.1
Machinery	1.8
Media	2.8
Wireless Telecommunication Services	2.4
Commercial Services & Supplies	1.8
Diversified Telecommunication Services	1.6

99.8
Other assets in excess of liabilities	0.2

100.0%

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS
Aerospace & Defense — 2.0%
Boeing Co. (The)	143,433	$21,526,425

Automobiles — 1.2%
Tesla Motors, Inc.*(a)	67,305	12,705,165

Beverages — 0.1%
Monster Beverage Corp.*	4,777	661,113

Biotechnology — 8.4%
Alexion Pharmaceuticals, Inc.*	78,191	13,550,500
Biogen Idec, Inc.*	70,176	29,631,114
Celgene Corp.*	172,429	19,877,615
Gilead Sciences, Inc.*	139,123	13,652,140
Incyte Corp.*(a)	36,218	3,319,742
Vertex Pharmaceuticals, Inc.*	91,338	10,775,144

		90,806,255

Capital Markets — 1.0%
Morgan Stanley	317,184	11,320,297

Chemicals — 2.0%
Monsanto Co.	144,670	16,281,162
Sherwin-Williams Co. (The)	17,987	5,117,302

		21,398,464

Diversified Financial Services — 1.1%
McGraw Hill Financial, Inc.(a)	116,209	12,016,011

Energy Equipment & Services — 1.0%
Schlumberger Ltd.	131,757	10,993,804

Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	137,987	20,904,341
Kroger Co. (The)	148,281	11,367,221

		32,271,562

Food Products — 1.6%
Mead Johnson Nutrition Co.	83,321	8,376,260
Mondelez International, Inc. (Class A Stock)	254,919	9,200,027

		17,576,287

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	400,135	18,538,255

Hotels, Restaurants & Leisure — 4.1%
Chipotle Mexican Grill, Inc.*	15,966	10,386,522
Marriott International, Inc. (Class A Stock)	203,423	16,338,935
Starbucks Corp.	190,769	18,065,824

		44,791,281

Internet & Catalog Retail — 7.2%
Amazon.com, Inc.*	83,267	30,983,651
Netflix, Inc.*	39,912	16,630,931
Priceline Group, Inc. (The)*	16,538	19,252,713
TripAdvisor, Inc.*	83,207	6,920,326
Vipshop Holdings Ltd. (China)*(a)	134,695	3,965,421

		77,753,042

Internet Software & Services — 13.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	230,243	19,165,427
Facebook, Inc. (Class A Stock)*	485,305	39,899,351
Google, Inc. (Class A Stock)*	29,604	16,421,339
Google, Inc. (Class C Stock)*	33,800	18,522,399
LendingClub Corp.*(a)	40,624	798,262
LinkedIn Corp. (Class A Stock)*	88,876	22,206,557

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Tencent Holdings Ltd. (China)	910,606	$17,292,333
Twitter, Inc.*	315,581	15,804,296

		150,109,964

IT Services — 7.3%
FleetCor Technologies, Inc.*	91,068	13,743,983
MasterCard, Inc. (Class A Stock)	433,221	37,425,962
Visa, Inc. (Class A Stock)(a)	425,812	27,852,363

		79,022,308

Life Sciences Tools & Services — 1.6%
Illumina, Inc.*	90,503	16,800,977

Media — 3.2%
Time Warner, Inc.	128,708	10,868,104
Walt Disney Co. (The)	229,492	24,071,416

		34,939,520

Oil, Gas & Consumable Fuels — 2.2%
Concho Resources, Inc.*	113,004	13,099,424
EOG Resources, Inc.	119,483	10,955,396

		24,054,820

Pharmaceuticals — 8.3%
Actavis PLC*	84,329	25,097,997
Bristol-Myers Squibb Co.	378,652	24,423,053
Novo Nordisk A/S (Denmark), ADR	418,370	22,336,774
Shire PLC (Ireland), ADR	76,764	18,368,858

		90,226,682

Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	129,307	12,174,254

Road & Rail — 2.4%
Canadian Pacific Railway Ltd. (Canada)	67,828	12,392,176
Union Pacific Corp.	127,712	13,832,487

		26,224,663

Semiconductors & Semiconductor Equipment — 1.9%
ARM Holdings PLC (United Kingdom), ADR	291,647	14,378,197
NXP Semiconductor NV (Netherlands)*	66,750	6,699,029

		21,077,226

Software — 8.5%
Adobe Systems, Inc.*	245,730	18,169,276
FireEye, Inc.*(a)	148,873	5,843,265
Red Hat, Inc.*	221,117	16,749,613
salesforce.com, inc.*	332,399	22,207,577
Splunk, Inc.*(a)	176,290	10,436,367
VMware, Inc. (Class A Stock)*(a)	85,355	6,999,964
Workday, Inc. (Class A Stock)*(a)	139,764	11,797,479

		92,203,541

Specialty Retail — 5.1%
Inditex SA (Spain)	583,897	18,746,340
O’Reilly Automotive, Inc.*(a)	65,867	14,243,080
Tiffany & Co.	117,676	10,356,665
TJX Cos., Inc. (The)	175,331	12,281,937

		55,628,022

Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	515,905	64,194,059

Textiles, Apparel & Luxury Goods — 3.9%
NIKE, Inc. (Class B Stock)	274,667	27,557,340

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Under Armour, Inc. (Class A Stock)*(a)	178,315	$14,398,936

		41,956,276

TOTAL LONG-TERM INVESTMENTS (cost $735,583,193)		1,080,970,273

SHORT-TERM INVESTMENT — 8.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $90,075,710; includes $84,318,671 of cash collateral received for securities on loan)(b)(w)	90,075,710	90,075,710

Value
TOTAL INVESTMENTS — 107.9% (cost $825,658,903)	$1,171,045,983
Liabilities in excess of other assets — (7.9)%	(85,769,619)

NET ASSETS — 100.0%	$1,085,276,364

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $81,861,927; cash collateral of $84,318,671 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Common Stocks
Aerospace & Defense	$21,526,425	$—	$—
Automobiles	12,705,165	—	—
Beverages	661,113	—	—
Biotechnology	90,806,255	—	—
Capital Markets	11,320,297	—	—
Chemicals	21,398,464	—	—
Diversified Financial Services	12,016,011	—	—
Energy Equipment & Services	10,993,804	—	—
Food & Staples Retailing	32,271,562	—	—
Food Products	17,576,287	—	—
Health Care Equipment & Supplies	18,538,255	—	—
Hotels, Restaurants & Leisure	44,791,281	—	—
Internet & Catalog Retail	77,753,042	—	—
Internet Software & Services	132,817,631	17,292,333	—
IT Services	79,022,308	—	—
Life Sciences Tools & Services	16,800,977	—	—
Media	34,939,520	—	—
Oil, Gas & Consumable Fuels	24,054,820	—	—
Pharmaceuticals	90,226,682	—	—
Real Estate Investment Trusts (REITs)	12,174,254	—	—
Road & Rail	26,224,663	—	—
Semiconductors & Semiconductor Equipment	21,077,226	—	—
Software	92,203,541	—	—
Specialty Retail	36,881,682	18,746,340	—
Technology Hardware, Storage & Peripherals	64,194,059	—	—
Textiles, Apparel & Luxury Goods	41,956,276	—	—
Affiliated Money Market Mutual Fund	90,075,710	—	—

Total	$1,135,007,310	$36,038,673	$—

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
Aerospace & Defense — 1.9%
Boeing Co. (The)	151,200	$22,692,096
Embraer SA (Brazil), ADR(a)	197,400	6,070,050

		28,762,146

Auto Components — 2.3%
Johnson Controls, Inc.	683,900	34,495,916

Automobiles — 3.7%
General Motors Co.	883,100	33,116,250
Honda Motor Co. Ltd. (Japan), ADR	666,200	21,824,712

		54,940,962

Banks — 15.4%
Bank of America Corp.	3,402,154	52,359,150
Citigroup, Inc.	1,314,360	67,715,827
Citizens Financial Group, Inc.	1,096,900	26,468,197
JPMorgan Chase & Co.	1,066,000	64,578,280
Wells Fargo & Co.	358,383	19,496,035

		230,617,489

Building Products — 0.8%
Owens Corning	282,900	12,277,860

Capital Markets — 1.9%
Bank of New York Mellon Corp. (The)	353,700	14,232,888
Goldman Sachs Group, Inc. (The)	80,000	15,037,600

		29,270,488

Communications Equipment — 1.5%
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	1,743,700	21,883,435

Consumer Finance — 2.0%
Capital One Financial Corp.	378,900	29,864,898

Electric Utilities — 1.3%
PPL Corp.	453,000	15,247,980
Southern Co. (The)	97,800	4,330,584

		19,578,564

Electronic Equipment, Instruments & Components — 2.5%
Corning, Inc.	1,630,600	36,982,008

Food & Staples Retailing — 1.5%
Wal-Mart Stores, Inc.	275,100	22,626,975

Food Products — 1.2%
Kellogg Co.	176,600	11,646,770
Mondelez International, Inc. (Class A Stock)	179,600	6,481,764

		18,128,534

Health Care Equipment & Supplies — 3.0%
Medtronic PLC	381,800	29,776,582
Zimmer Holdings, Inc.	128,600	15,113,072

		44,889,654

Health Care Providers & Services — 4.6%
Anthem, Inc.	163,600	25,261,476
Humana, Inc.	102,800	18,300,456
UnitedHealth Group, Inc.	214,000	25,314,060

		68,875,992

Hotels, Restaurants & Leisure — 0.5%
McDonald’s Corp.	76,300	7,434,672

Independent Power & Renewable Electricity Producers — 2.4%
Calpine Corp.*	1,044,800	23,894,576

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
NRG Energy, Inc.	496,100	$12,496,759

		36,391,335

Insurance — 8.3%
American International Group, Inc.	1,366,900	74,892,451
Chubb Corp. (The)	223,000	22,545,300
Unum Group	787,750	26,570,807

		124,008,558

IT Services — 1.3%
International Business Machines Corp.	122,200	19,613,100

Machinery — 6.5%
CNH Industrial NV (United Kingdom)(a)	2,265,500	18,486,480
Cummins, Inc.	246,300	34,147,032
PACCAR, Inc.	238,400	15,052,576
Parker Hannifin Corp.	127,100	15,096,938
Stanley Black & Decker, Inc.	158,000	15,066,880

		97,849,906

Media — 3.8%
Comcast Corp. (Special Class A Stock)	198,100	11,106,477
Interpublic Group of Cos., Inc. (The)	689,200	15,245,104
Time Warner Cable, Inc.	200,800	30,095,904

		56,447,485

Multiline Retail — 2.0%
Target Corp.	368,800	30,267,416

Multi-Utilities — 1.6%
Public Service Enterprise Group, Inc.	577,500	24,208,800

Oil, Gas & Consumable Fuels — 8.4%
Marathon Oil Corp.	1,413,600	36,909,096
Murphy Oil Corp.	1,000,200	46,609,320
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	704,736	42,037,502

		125,555,918

Pharmaceuticals — 6.6%
Eli Lilly & Co.	304,000	22,085,600
GlaxoSmithKline PLC (United Kingdom), ADR	868,200	40,067,430
Sanofi (France), ADR(a)	762,900	37,717,776

		99,870,806

Professional Services — 0.4%
ManpowerGroup, Inc.	74,400	6,409,560

Software — 5.5%
Microsoft Corp.	920,450	37,420,895
Oracle Corp.	1,044,800	45,083,120

		82,504,015

Specialty Retail — 1.5%
Bed Bath & Beyond, Inc.*(a)	299,100	22,963,403

Technology Hardware, Storage & Peripherals — 1.7%
Hewlett-Packard Co.	838,200	26,118,312

Tobacco — 0.4%
Philip Morris International, Inc.	80,900	6,094,197

Wireless Telecommunication Services — 2.9%
Vodafone Group PLC (United Kingdom), ADR	1,351,145	44,155,419

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $1,249,890,231)		$1,463,087,823

SHORT-TERM INVESTMENT — 6.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $92,434,446; includes $44,630,771 of cash collateral for securities on loan)(b)(w)	92,434,446	92,434,446

TOTAL INVESTMENTS — 103.6% (cost $1,342,324,677)		1,555,522,269
Liabilities in excess of other assets — (3.6)%		(54,141,925)

NET ASSETS — 100.0%		$1,501,380,344

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $42,948,048; cash collateral of $44,630,771 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$28,762,146	$—	$—
Auto Components	34,495,916	—	—
Automobiles	54,940,962	—	—
Banks	230,617,489	—	—
Building Products	12,277,860	—	—
Capital Markets	29,270,488	—	—
Communications Equipment	21,883,435	—	—
Consumer Finance	29,864,898	—	—
Electric Utilities	19,578,564	—	—
Electronic Equipment, Instruments & Components	36,982,008	—	—
Food & Staples Retailing	22,626,975	—	—
Food Products	18,128,534	—	—
Health Care Equipment & Supplies	44,889,654	—	—
Health Care Providers & Services	68,875,992	—	—
Hotels, Restaurants & Leisure	7,434,672	—	—
Independent Power & Renewable Electricity Producers	36,391,335	—	—
Insurance	124,008,558	—	—
IT Services	19,613,100	—	—
Machinery	97,849,906	—	—
Media	56,447,485	—	—
Multiline Retail	30,267,416	—	—
Multi-Utilities	24,208,800	—	—
Oil, Gas & Consumable Fuels	125,555,918	—	—
Pharmaceuticals	99,870,806	—	—
Professional Services	6,409,560	—	—
Software	82,504,015	—	—
Specialty Retail	22,963,403	—	—
Technology Hardware, Storage & Peripherals	26,118,312	—	—
Tobacco	6,094,197	—	—
Wireless Telecommunication Services	44,155,419	—	—
Affiliated Money Market Mutual Fund	92,434,446	—	—

Total	$1,555,522,269	$—	$—

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.7%
AFFILIATED MUTUAL FUNDS — 15.1%
AST Western Asset Core Plus Bond Portfolio*	307,256	$3,561,096
AST Western Asset Emerging Markets Debt Portfolio*	72,654	711,285

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,219,000)(w)		4,272,381

COMMON STOCKS — 72.3%
Aerospace & Defense — 0.9%
Cubic Corp.	548	28,370
Engility Holdings, Inc.	36	1,081
General Dynamics Corp.	220	29,861
L-3 Communications Holdings, Inc.	342	43,020
Lockheed Martin Corp.	284	57,641
Northrop Grumman Corp.	388	62,452
Raytheon Co.	204	22,287

		244,712

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	764	55,940

Airlines
Alaska Air Group, Inc.	87	5,758

Auto Components — 0.2%
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	6,000	13,773
Cooper Tire & Rubber Co.	748	32,044
Hyundai Mobis Co. Ltd. (South Korea)	63	13,955
Lear Corp.	52	5,763
Visteon Corp.*	44	4,242

		69,777

Automobiles — 0.3%
Astra International Tbk PT (Indonesia)	23,200	15,195
Ford Motor Co.	3,335	53,827
Kia Motors Corp. (South Korea)	318	12,923

		81,945

Banks — 3.3%
Banco do Brasil SA (Brazil)	1,200	8,652
Banco Santander SA (Spain)	6,440	48,276
Bank Negara Indonesia Persero Tbk PT (Indonesia)	27,100	14,961
Bank of China Ltd. (China) (Class H Stock)	100,000	57,808
Bank Pekao SA (Poland)	222	10,755
Barclays Africa Group Ltd. (South Africa)	841	12,817
Bendigo & Adelaide Bank Ltd. (Australia)	4,603	43,861
BOC Hong Kong Holdings Ltd. (Hong Kong)	16,500	58,847
Cardinal Financial Corp.	1,364	27,253
Central Pacific Financial Corp.	1,214	27,886
China Construction Bank Corp. (China) (Class H Stock)	57,000	47,309
China Minsheng Banking Corp Ltd. (China) (Class H Stock)	48,000	58,535
CIMB Group Holdings Bhd (Malaysia)	8,500	14,269
CIT Group, Inc.	195	8,798
Commonwealth Bank of Australia (Australia)	622	44,119
First Financial Holding Co. Ltd. (Taiwan)	24,000	14,252
Gunma Bank Ltd. (The) (Japan)	7,000	47,288
HSBC Holdings PLC (United Kingdom)	4,747	40,451
KeyCorp	1,070	15,151
Malayan Banking Bhd (Malaysia)	5,300	13,352

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Mega Financial Holding Co. Ltd. (Taiwan)	19,000	$15,739
National Bank of Canada (Canada)	1,700	62,065
OFG Bancorp	1,690	27,581
Oversea-Chinese Banking Corp. Ltd. (Singapore)	6,500	50,053
Public Bank Bhd (Malaysia)	2,600	13,254
Southside Bancshares, Inc.	878	25,190
State Bank Financial Corp.	1,391	29,211
Toronto-Dominion Bank (The) (Canada)	1,400	59,922
Union Bankshares Corp.	1,182	26,252

		923,907

Beverages — 0.9%
AMBEV SA (Brazil)	1,600	9,244
Coca-Cola Amatil Ltd. (Australia)	6,695	54,814
Coca-Cola Co. (The)	1,216	49,309
Coca-Cola Enterprises, Inc.	322	14,232
Dr. Pepper Snapple Group, Inc.	729	57,212
PepsiCo, Inc.	573	54,790

		239,601

Biotechnology — 1.2%
Agios Pharmaceuticals, Inc.*	25	2,357
Alkermes PLC*	147	8,963
Amgen, Inc.	636	101,665
Biogen, Inc.*	261	110,205
ImmunoGen, Inc.*	546	4,887
Isis Pharmaceuticals, Inc.*	338	21,520
PDL BioPharma, Inc.	3,583	25,206
ProQR Therapeutics NV (Netherlands)*	177	3,873
Spark Therapeutics, Inc.*	56	4,340
Vertex Pharmaceuticals, Inc.*	363	42,823

		325,839

Capital Markets — 0.6%
Ameriprise Financial, Inc.	330	43,177
Arlington Asset Investment Corp. (Class A Stock)	1,034	24,878
Bank of New York Mellon Corp. (The)	621	24,989
Cohen & Steers, Inc.	209	8,559
Coronation Fund Managers Ltd. (South Africa)	1,448	11,704
Invesco Ltd.	156	6,192
State Street Corp.	720	52,942

		172,441

Chemicals — 0.7%
Albemarle Corp.	72	3,804
CF Industries Holdings, Inc.	82	23,262
Givaudan SA (Switzerland)*	33	59,619
Innophos Holdings, Inc.	476	26,827
LyondellBasell Industries NV (Class A Stock)	538	47,236
Petronas Chemicals Group Bhd (Malaysia)	8,600	13,070
Stepan Co.	655	27,287

		201,105

Commercial Services & Supplies — 1.2%
ADT Corp. (The)	1,028	42,683
Covanta Holding Corp.	2,147	48,157
Matthews International Corp. (Class A Stock)	591	30,442

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Republic Services, Inc.	1,390	$56,378
Tyco International PLC	1,091	46,978
Waste Connections, Inc.	1,192	57,383
Waste Management, Inc.	1,060	57,484

		339,505

Communications Equipment — 1.0%
Alliance Fiber Optic Products, Inc.	1,565	27,262
ARRIS Group, Inc.*	235	6,790
Brocade Communications Systems, Inc.	455	5,399
Cisco Systems, Inc.	2,036	56,041
Comtech Telecommunications Corp.	934	27,039
Juniper Networks, Inc.	2,390	53,966
Motorola Solutions, Inc.	802	53,469
VTech Holdings Ltd. (Hong Kong)	4,100	58,491

		288,457

Construction & Engineering — 0.1%
Fluor Corp.	564	32,239

Construction Materials — 0.2%
Asia Cement Corp. (Taiwan)	13,000	16,334
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	7,100	11,891
Semen Indonesia Persero Tbk PT (Indonesia)	11,100	11,573
Taiwan Cement Corp. (Taiwan)	11,000	15,482

		55,280

Consumer Finance — 0.3%
Credit Acceptance Corp.*	13	2,535
Discover Financial Services	579	32,627
Navient Corp.	708	14,394
Nelnet, Inc. (Class A Stock)	561	26,547

		76,103

Containers & Packaging
Bemis Co., Inc.	55	2,547
MeadWestvaco Corp.	109	5,436

		7,983

Distributors — 0.1%
Core-Mark Holding Co., Inc.	424	27,272

Diversified Consumer Services — 0.3%
Ascent Capital Group, Inc. (Class A Stock)*	47	1,871
Benesse Holdings, Inc. (Japan)	1,700	53,479
Capella Education Co.	384	24,914
Graham Holdings Co. (Class B Stock)	5	5,248

		85,512

Diversified Financial Services — 0.1%
Gain Capital Holdings, Inc.	2,874	28,079
Voya Financial, Inc.	67	2,888

		30,967

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	1,698	55,440
BCE, Inc. (Canada)	1,400	59,270
Belgacom SA (Belgium)	1,206	42,196
Bezeq Israeli Telecommunication Corp. Ltd. (Israel)	31,174	58,050
CenturyLink, Inc.	1,484	51,272
Chunghwa Telecom Co. Ltd. (Taiwan)	4,000	12,784

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Elisa OYJ (Finland)	1,477	$37,093
HKT Trust & HKT Ltd. (Hong Kong)	48,000	61,852
KT Corp. (South Korea)*	500	13,075
Nippon Telegraph & Telephone Corp. (Japan)	900	55,558
Orange SA (France)	2,692	43,232
PCCW Ltd. (Hong Kong)	98,000	59,885
Singapore Telecommunications Ltd. (Singapore)	19,400	61,906
Swisscom AG (Switzerland)	94	54,510
TDC A/S (Denmark)	5,515	39,515
Telefonica Deutschland Holding AG (Germany)*	7,720	44,393
Telekom Malaysia Bhd (Malaysia)	6,300	12,335
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	58,200	12,833
Verizon Communications, Inc.	1,180	57,383

		832,582

Electric Utilities — 3.1%
American Electric Power Co., Inc.	896	50,400
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	7,000	60,122
Chugoku Electric Power Co., Inc. (The) (Japan)	3,100	40,409
CLP Holdings Ltd. (Hong Kong)	7,500	65,551
Duke Energy Corp.	650	49,907
El Paso Electric Co.	706	27,280
Entergy Corp.	643	49,826
Eversource Energy	1,021	51,581
Hokuriku Electric Power Co. (Japan)	3,100	41,021
IDACORP, Inc.	419	26,343
Korea Electric Power Corp. (South Korea)	338	13,929
NextEra Energy, Inc.	505	52,545
PGE SA (Poland)	2,037	11,191
PNM Resources, Inc.	922	26,922
Power Assets Holdings Ltd. (Hong Kong)	6,500	66,351
Southern Co. (The)	1,095	48,487
Spark Infrastructure Group (Australia)	31,040	46,715
SSE PLC (United Kingdom)	2,207	48,980
Tenaga Nasional Bhd (Malaysia)	3,300	12,777
Terna Rete Elettrica Nazionale SpA (Italy)	9,133	40,217
Xcel Energy, Inc.	1,005	34,984

		865,538

Electronic Equipment, Instruments & Components — 0.8%
AAC Technologies Holdings, Inc. (China)	2,000	12,347
Arrow Electronics, Inc.*	54	3,302
Corning, Inc.	1,692	38,374
Dolby Laboratories, Inc. (Class A Stock)	133	5,075
FLIR Systems, Inc.	59	1,845
Hon Hai Precision Industry Co. Ltd. (Taiwan)	5,000	14,636
Methode Electronics, Inc.	607	28,553
Nippon Electric Glass Co. Ltd. (Japan)	13,000	63,533
Synnex Technology International Corp. (Taiwan)	11,000	14,844
TE Connectivity Ltd. (Switzerland)	515	36,884

		219,393

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services — 0.8%
Baker Hughes, Inc.	224	$14,242
Cameron International Corp.*	182	8,212
China Oilfield Services Ltd. (China) (Class H Stock)	10,000	16,651
Core Laboratories NV	506	52,872
Diamond Offshore Drilling, Inc.	72	1,929
Frank’s International NV	2,805	52,454
Nabors Industries Ltd.	255	3,481
National Oilwell Varco, Inc.	524	26,195
Oceaneering International, Inc.	21	1,132
Superior Energy Services, Inc.	32	715
Weatherford International PLC*	3,867	47,564

		225,447

Food & Staples Retailing — 3.5%
Aeon Co. Ltd. (Japan)	3,900	42,781
Andersons, Inc. (The)	629	26,022
Casey’s General Stores, Inc.	309	27,841
Colruyt SA (Belgium)	954	41,521
Costco Wholesale Corp.	377	57,114
CVS Health Corp.	998	103,004
Delhaize Group SA (Belgium)	713	64,056
Empire Co. Ltd. (Canada) (Class A Stock)	851	59,336
FamilyMart Co. Ltd. (Japan)	1,300	54,468
J Sainsbury PLC (United Kingdom)	10,403	39,920
Koninklijke Ahold NV (Netherlands)	3,082	60,733
Kroger Co. (The)	385	29,514
Lawson, Inc. (Japan)	700	48,524
Metro, Inc. (Canada)	2,200	59,614
SpartanNash Co.	910	28,720
Sun Art Retail Group Ltd. (China)	15,000	13,066
Sysco Corp.	887	33,466
Wal-Mart de Mexico SAB de CV (Mexico)	5,800	14,453
Wal-Mart Stores, Inc.	656	53,956
Whole Foods Market, Inc.	651	33,904
WM Morrison Supermarkets PLC (United Kingdom)	17,103	48,879
Woolworths Ltd. (Australia)	1,851	41,451

		982,343

Food Products — 3.1%
Archer-Daniels-Midland Co.	1,557	73,802
B&G Foods, Inc.	906	26,664
Bunge Ltd.	576	47,439
ConAgra Foods, Inc.	1,469	53,663
Dean Foods Co.	1,710	28,266
Fresh Del Monte Produce, Inc.	820	31,906
General Mills, Inc.	1,015	57,449
Hershey Co. (The)	435	43,896
Indofood Sukses Makmur Tbk PT (Indonesia)	24,000	13,667
Ingredion, Inc.	63	4,903
IOI Corp. Bhd (Malaysia)	9,800	12,146
J&J Snack Foods Corp.	254	27,102
Kellogg Co.	662	43,659
Lancaster Colony Corp.	284	27,028
McCormick & Co., Inc.	591	45,572
Nestle SA (Switzerland)	800	60,242
Pinnacle Foods, Inc.	961	39,218
Sanderson Farms, Inc.	350	27,878
Suedzucker AG (Germany)	3,290	40,172

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Tingyi Cayman Islands Holding Corp. (China)	6,000	$12,918
Unilever PLC (United Kingdom)	1,510	63,002
Uni-President Enterprises Corp. (Taiwan)	9,000	15,041
Want Want China Holdings Ltd. (China)	23,000	24,476
Yamazaki Baking Co. Ltd. (Japan)	3,200	57,659

		877,768

Gas Utilities — 1.0%
China Resources Gas Group Ltd. (China)	4,000	12,445
Laclede Group, Inc. (The)	487	24,944
New Jersey Resources Corp.	874	27,146
Northwest Natural Gas Co.	562	26,948
Osaka Gas Co. Ltd. (Japan)	15,000	62,727
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	31,100	11,399
Petronas Gas Bhd (Malaysia)	2,100	13,053
Tokyo Gas Co. Ltd. (Japan)	10,000	62,867
WGL Holdings, Inc.	497	28,031

		269,560

Health Care Equipment & Supplies — 0.6%
Abaxis, Inc.	413	26,477
Baxter International, Inc.	729	49,937
Becton, Dickinson and Co.	397	57,005
Medtronic PLC	400	31,205
Wright Medical Group, Inc.*	36	929

		165,553

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	522	59,336
Anthem, Inc.	881	136,035
Cardinal Health, Inc.	639	57,683
CIGNA Corp.	263	34,043
HealthSouth Corp.	646	28,657
Life Healthcare Group Holdings Ltd. (South Africa)	3,647	12,702
Miraca Holdings, Inc. (Japan)	1,300	59,765
Patterson Cos., Inc.	827	40,349
Quest Diagnostics, Inc.	782	60,097
Select Medical Holdings Corp.	1,986	29,452
Sinopharm Group Co. Ltd. (China) (Class H Stock)	4,000	16,287
UnitedHealth Group, Inc.	1,707	201,921

		736,327

Hotels, Restaurants & Leisure — 1.7%
Bob Evans Farms, Inc.	521	24,101
Brinker International, Inc.	669	41,184
Cheesecake Factory, Inc. (The)	530	26,145
Churchill Downs, Inc.	259	29,777
ClubCorp Holdings, Inc.	1,410	27,298
Cracker Barrel Old Country Store, Inc.	189	28,754
DineEquity, Inc.	263	28,144
Genting Bhd (Malaysia)	5,500	13,350
Genting Malaysia Bhd (Malaysia)	10,600	12,094
Jack in the Box, Inc.	286	27,433
Kangwon Land, Inc. (South Korea)	488	15,219
Marriott Vacations Worldwide Corp.	338	27,395
McDonald’s Corp.	594	57,879
Ruth’s Hospitality Group, Inc.	1,779	28,251
SeaWorld Entertainment, Inc.	1,874	36,131

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Texas Roadhouse, Inc.	774	$28,197
Vail Resorts, Inc.	315	32,577

		483,929

Household Durables — 0.3%
Berkeley Group Holdings PLC (United Kingdom)	1,547	60,450
Coway Co. Ltd. (South Korea)	186	15,309
NVR, Inc.*	1	1,329
Steinhoff International Holdings Ltd. (South Africa)	2,473	15,478

		92,566

Household Products — 1.5%
Church & Dwight Co., Inc.	677	57,829
Clorox Co. (The)	523	57,734
Colgate-Palmolive Co.	766	53,114
Energizer Holdings, Inc.	366	50,526
Kimberly-Clark Corp.	464	49,699
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	21,500	44,921
Procter & Gamble Co. (The)	591	48,427
Reckitt Benckiser Group PLC (United Kingdom)	725	62,281

		424,531

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp. (The)	151	1,940
Calpine Corp.*	341	7,799
China Resources Power Holdings Co. Ltd. (China)	6,000	15,047
Huaneng Power International, Inc. (China) (Class H Stock)	39,000	46,320
Tractebel Energia SA (Brazil)	2,500	27,839
TransAlta Corp. (Canada)	4,600	42,675

		141,620

Industrial Conglomerates — 0.7%
Alfa SAB de CV (Mexico) (Class A Stock)*	6,400	12,944
Far Eastern New Century Corp. (Taiwan)	14,000	14,431
General Electric Co.	2,269	56,294
Jardine Matheson Holdings Ltd. (Hong Kong)	819	51,761
LG Corp. (South Korea)	238	13,136
Siemens AG (Germany)	456	49,318
Sime Darby Bhd (Malaysia)	4,500	11,263

		209,147

Insurance — 5.6%
ACE Ltd.	464	51,731
Admiral Group PLC (United Kingdom)	2,335	52,870
Ageas (Belgium)	1,450	52,073
Allied World Assurance Co. Holdings AG (Switzerland)	979	39,551
Allstate Corp. (The)	311	22,134
American Financial Group, Inc.	547	35,090
AMERISAFE, Inc.	622	28,768
Amlin PLC (United Kingdom)	8,396	62,876
Amtrust Financial Services, Inc.	501	28,549
Aspen Insurance Holdings Ltd.	782	36,934
Assured Guaranty Ltd.	202	5,331
Axis Capital Holdings Ltd.	1,190	61,380

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Catlin Group Ltd. (United Kingdom)	6,054	$63,772
Chubb Corp. (The)	589	59,548
Everest Re Group Ltd.	348	60,552
Hannover Rueck SE (Germany)	543	56,110
Hartford Financial Services Group, Inc. (The)	426	17,815
Hiscox Ltd. (United Kingdom)	3,760	47,495
Horace Mann Educators Corp.	795	27,189
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	564	12,610
Infinity Property & Casualty Corp.	366	30,030
Lancashire Holdings Ltd. (United Kingdom)	4,389	40,763
LIG Insurance Co. Ltd. (South Korea)	591	12,131
Maiden Holdings Ltd.	1,994	29,571
Mercury General Corp.	644	37,191
Montpelier Re Holdings Ltd. (Bermuda)	797	30,637
PartnerRe Ltd.	535	61,166
Powszechny Zaklad Ubezpieczen SA (Poland)	99	12,774
ProAssurance Corp.	171	7,851
RenaissanceRe Holdings Ltd.	581	57,943
Safety Insurance Group, Inc.	452	27,007
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	61	14,708
Swiss Re AG (Switzerland)	507	48,904
Symetra Financial Corp.	1,221	28,645
Talanx AG (Germany)	1,617	50,643
Travelers Cos., Inc. (The)	1,105	119,484
Tryg A/S (Denmark)	507	59,628
Validus Holdings Ltd.	978	41,174
W.R. Berkley Corp.	126	6,364
Zurich Insurance Group AG (Switzerland)*	151	51,038

		1,590,030

Internet & Catalog Retail — 0.1%
Liberty Interactive Corp. (Class A Stock)*	686	20,024
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	164	5,214
Liberty Ventures (Class A Stock)*	159	6,680

		31,918

Internet Software & Services — 0.2%
Facebook, Inc. (Class A Stock)*	468	38,477
Yahoo!, Inc.*	604	26,839

		65,316

IT Services — 1.6%
Amdocs Ltd.	1,121	60,982
Booz Allen Hamilton Holding Corp.	1,920	55,565
Cielo SA (Brazil)	600	8,590
Computer Sciences Corp.	836	54,574
Convergys Corp.	1,285	29,388
CSG Systems International, Inc.	965	29,326
DST Systems, Inc.	41	4,539
EVERTEC, Inc.	1,273	27,828
Infosys Ltd. (India), ADR	412	14,453
International Business Machines Corp.	635	101,918
Science Applications International Corp.	523	26,856
Wipro Ltd. (India), ADR	1,095	14,585
Xerox Corp.	2,033	26,124

		454,728

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Leisure Products — 0.1%
Mattel, Inc.	1,674	$38,251

Machinery — 0.9%
AGCO Corp.	45	2,144
Caterpillar, Inc.	562	44,977
Deere & Co.	928	81,376
Douglas Dynamics, Inc.	1,234	28,185
Dover Corp.	200	13,824
Joy Global, Inc.	93	3,644
Lindsay Corp.	319	24,324
Oshkosh Corp.	73	3,562
Pall Corp.	322	32,326
Pentair PLC (United Kingdom)	353	22,200
SPX Corp.	44	3,736
Timken Co. (The)	46	1,938

		262,236

Media — 3.6%
AMC Networks, Inc. (Class A Stock)*	618	47,364
Cablevision Systems Corp. (Class A Stock)	1,457	26,663
CBS Corp. (Class B Stock)	91	5,517
Comcast Corp. (Class A Stock)	92	5,195
Comcast Corp. (Special Class A Stock)	1,943	108,934
DIRECTV*	383	32,593
Discovery Communications, Inc. (Class A Stock)*	414	12,735
Discovery Communications, Inc. (Class C Stock)*	357	10,523
Liberty Broadband Corp. (Class A Stock)*	108	6,100
Liberty Broadband Corp. (Class C Stock)*	217	12,282
Liberty Global PLC (United Kingdom) (Class A Stock)*	208	10,706
Liberty Global PLC (United Kingdom) (Class C Stock)*	374	18,629
Liberty Media Corp. (Class A Stock)*	292	11,257
Liberty Media Corp. (Class C Stock)*	518	19,788
Madison Square Garden Co. (The) (Class A Stock)*	432	36,569
Meredith Corp.	523	29,168
National CineMedia, Inc.	1,884	28,448
Regal Entertainment Group (Class A Stock)	1,726	39,422
RTL Group SA (Germany)	431	41,459
Scripps Networks Interactive, Inc. (Class A Stock)	672	46,072
SES SA (Luxembourg)	1,682	59,627
Shaw Communications, Inc. (Canada) (Class B Stock)	2,300	51,609
Sky PLC (United Kingdom)	3,583	52,713
Starz (Class A Stock)*	167	5,746
Thomson Reuters Corp.	1,400	56,760
Time Warner Cable, Inc.	321	48,111
Time Warner, Inc.	988	83,427
Twenty-First Century Fox, Inc. (Class A Stock)	1,808	61,183
Viacom, Inc. (Class B Stock)	703	48,015
World Wrestling Entertainment, Inc. (Class A Stock)	129	1,807

		1,018,422

Metals & Mining — 0.8%
AngloGold Ashanti Ltd. (South Africa)*	1,268	11,955
China Steel Corp. (Taiwan)	18,000	14,943

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Compass Minerals International, Inc.	558	$52,011
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	5,782	8,986
Freeport-McMoRan, Inc.	1,197	22,683
Gold Fields Ltd. (South Africa)	2,900	12,026
Kaiser Aluminum Corp.	376	28,911
Nucor Corp.	242	11,502
Royal Gold, Inc.	750	47,333
Schnitzer Steel Industries, Inc. (Class A Stock)	1,553	24,631

		234,981

Multiline Retail — 1.1%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	631	64,283
Dillard’s, Inc. (Class A Stock)	75	10,238
Dollar General Corp.*	219	16,508
Kohl’s Corp.	1,142	89,361
Macy’s, Inc.	1,013	65,754
Target Corp.	715	58,680

		304,824

Multi-Utilities — 1.3%
Avista Corp.	780	26,660
Centrica PLC (United Kingdom)	14,030	52,476
Consolidated Edison, Inc.	805	49,105
GDF Suez (France)	2,339	46,179
National Grid PLC (United Kingdom)	4,437	57,042
NorthWestern Corp.	490	26,357
Public Service Enterprise Group, Inc.	1,287	53,951
Wisconsin Energy Corp.	1,007	49,847

		361,617

Oil, Gas & Consumable Fuels — 3.5%
Alliance Resource Partners LP, MLP	704	23,535
Anadarko Petroleum Corp.	1,689	139,866
China Petroleum & Chemical Corp. (China) (Class H Stock)	36,000	28,688
China Shenhua Energy Co. Ltd. (China)
(Class H Stock)	6,000	15,304
CNOOC Ltd. (China)	11,000	15,525
ConocoPhillips	572	35,613
CVR Energy, Inc.	79	3,362
CVR Refining LP, MLP	2,076	43,056
DCP Midstream Partners LP, MLP	901	33,292
Exxon Mobil Corp.	543	46,155
Hess Corp.	323	21,922
Keyera Corp. (Canada)	851	56,608
Kunlun Energy Co. Ltd. (China)	16,000	15,540
Marathon Petroleum Corp.	504	51,604
Murphy Oil Corp.	194	9,040
Newfield Exploration Co.*	892	31,300
ONEOK Partners LP, MLP	846	34,551
Pembina Pipeline Corp. (Canada)	1,700	53,716
PetroChina Co. Ltd. (China) (Class H Stock)	14,000	15,547
Phillips 66	691	54,313
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	8,535	12,369
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	1,791	55,790
Sasol Ltd. (South Africa)	372	12,560

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
TC Pipelines LP, MLP	547	$35,637
Tesoro Corp.	127	11,594
Total SA (France)	817	40,610
Valero Energy Corp.	883	56,176
Williams Partners LP, MLP	684	33,666

		986,939

Personal Products — 0.4%
Coty, Inc. (Class A Stock)*	1,860	45,142
Hengan International Group Co. Ltd. (China)	1,000	12,037
Shiseido Co. Ltd. (Japan)	3,200	56,768

		113,947

Pharmaceuticals — 3.9%
Actavis PLC*	449	133,631
AstraZeneca PLC (United Kingdom)	610	41,857
Chugai Pharmaceutical Co. Ltd. (Japan)	1,800	56,810
Eisai Co. Ltd. (Japan)	1,000	71,128
GlaxoSmithKline PLC (United Kingdom)	2,403	55,317
Johnson & Johnson	534	53,720
Mallinckrodt PLC*	37	4,686
Merck & Co., Inc.	919	52,824
Mitsubishi Tanabe Pharma Corp. (Japan)	3,200	54,897
Novartis AG (Switzerland)	548	54,088
Otsuka Holdings Co. Ltd. (Japan)	1,700	53,182
Pfizer, Inc.	1,674	58,238
Roche Holding AG (Switzerland)	184	50,562
Sanofi (France)	496	48,984
Santen Pharmaceutical Co. Ltd. (Japan)	4,000	58,343
Shionogi & Co. Ltd. (Japan)	1,800	59,923
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,171	72,954
Tsumura & Co. (Japan)	1,800	44,453
Valeant Pharmaceuticals International, Inc.*	322	63,956

		1,089,553

Professional Services — 0.2%
Insperity, Inc.	531	27,766
Resources Connection, Inc.	1,494	26,145

		53,911

Real Estate Investment Trusts (REITs) — 3.1%
American Capital Agency Corp.	2,254	48,078
ARMOUR Residential REIT, Inc.	8,032	25,461
Capstead Mortgage Corp.	2,065	24,305
Chambers Street Properties	3,245	25,571
Chimera Investment Corp.	10,860	34,100
CYS Investments, Inc.	2,894	25,786
Digital Realty Trust, Inc.	756	49,866
DuPont Fabros Technology, Inc.	782	25,556
Equity Commonwealth*	871	23,125
Equity LifeStyle Properties, Inc.	638	35,058
Excel Trust, Inc.	1,873	26,259
Geo Group, Inc. (The)	657	28,737
Government Properties Income Trust	1,080	24,678
Growthpoint Properties Ltd. (South Africa)	5,551	13,106
HCP, Inc.	1,189	51,377
Health Care REIT, Inc.	685	52,992
Home Properties, Inc.	513	35,546
Link REIT (The) (Hong Kong)	9,000	55,523
LTC Properties, Inc.	604	27,784

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Omega Healthcare Investors, Inc.	1,268	$51,443
Ryman Hospitality Properties, Inc.	465	28,323
Select Income REIT	1,069	26,714
Silver Bay Realty Trust Corp.	1,589	25,678
Starwood Property Trust, Inc.	1,433	34,822
Tanger Factory Outlet Centers, Inc.	980	34,467
Ventas, Inc.	703	51,333

		885,688

Real Estate Management & Development — 0.6%
Daito Trust Construction Co. Ltd. (Japan)	500	55,833
Evergrande Real Estate Group Ltd. (China)	33,000	16,635
PSP Swiss Property AG (Switzerland)*	491	46,276
Redefine Properties Ltd. (South Africa)	13,419	13,703
Swiss Prime Site AG (Switzerland)*	475	41,243

		173,690

Road & Rail — 0.4%
ComfortDelGro Corp. Ltd. (Singapore)	29,000	61,092
West Japan Railway Co. (Japan)	1,100	57,673

		118,765

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Semiconductor Engineering, Inc. (Taiwan)	11,000	14,895
Broadcom Corp. (Class A Stock)	1,371	59,357
Cree, Inc.*	1,502	53,306
Intel Corp.	4,889	152,879
MKS Instruments, Inc.	827	27,961
Novatek Microelectronics Corp. (Taiwan)	3,000	15,483
NVIDIA Corp.	524	10,965
Siliconware Precision Industries Co. (Taiwan)	9,000	14,912
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,000	13,943
Tessera Technologies, Inc.	692	27,874
Xilinx, Inc.	147	6,218

		397,793

Software — 0.6%
Autodesk, Inc.*	537	31,490
Citrix Systems, Inc.*	436	27,847
EPIQ Systems, Inc.	1,537	27,558
Microsoft Corp.	1,191	48,420
Nuance Communications, Inc.*	1,538	22,070

		157,385

Specialty Retail — 2.1%
American Eagle Outfitters, Inc.	1,660	28,353
AutoNation, Inc.*	105	6,755
Bed Bath & Beyond, Inc.*	221	16,967
Children’s Place, Inc. (The)	451	28,950
DSW, Inc. (Class A Stock)	1,548	57,090
Foot Locker, Inc.	148	9,324
GameStop Corp. (Class A Stock)	1,206	45,780
Gap, Inc. (The)	443	19,195
GNC Holdings, Inc. (Class A Stock)	89	4,367
Group 1 Automotive, Inc.	319	27,539
Guess?, Inc.	1,392	25,877
Nitori Holdings Co. Ltd. (Japan)	800	54,155
Rent-A-Center, Inc.	935	25,656
Ross Stores, Inc.	484	50,994

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Stage Stores, Inc.	1,257	$28,810
Staples, Inc.	3,486	56,770
Urban Outfitters, Inc.*	31	1,415
USS Co. Ltd. (Japan)	3,400	58,751
Williams-Sonoma, Inc.	699	55,717

		602,465

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	1,442	179,428
Hewlett-Packard Co.	3,052	95,100
Lenovo Group Ltd. (China)	10,000	14,572
Lite-On Technology Corp. (Taiwan)	12,000	15,523
Neopost SA (France)	767	42,184
Pegatron Corp. (Taiwan)	5,000	13,490
Quanta Computer, Inc. (Taiwan)	6,000	14,482
SanDisk Corp.	1,112	70,745
Seagate Technology PLC	1,295	67,379
Wistron Corp. (Taiwan)	16,000	13,576

		526,479

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	1,363	56,469
Fossil Group, Inc.*	40	3,298
Wolverine World Wide, Inc.	937	31,343
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	16,000	56,615

		147,725

Thrifts & Mortgage Finance — 0.7%
Astoria Financial Corp.	693	8,974
Brookline Bancorp, Inc.	2,606	26,190
EverBank Financial Corp.	1,446	26,071
New York Community Bancorp, Inc.	663	11,092
Northfield Bancorp, Inc.	1,739	25,772
Northwest Bancshares, Inc.	2,143	25,395
Oritani Financial Corp.	1,899	27,630
People’s United Financial, Inc.	3,541	53,823

		204,947

Tobacco — 1.0%
British American Tobacco PLC (United Kingdom)	1,131	58,567
Imperial Tobacco Group PLC (United Kingdom)	1,376	60,360
Japan Tobacco, Inc. (Japan)	1,900	60,068
KT&G Corp. (South Korea)	192	15,350
Lorillard, Inc.	672	43,915
Souza Cruz SA (Brazil)	1,200	9,509
Vector Group Ltd.	1,246	27,375

		275,144

Trading Companies & Distributors
NOW, Inc.*	519	11,231

Transportation Infrastructure — 0.4%
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	66,000	64,452
Hutchison Port Holdings Trust (Singapore), UTS	56,800	39,476
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	22,000	17,225

		121,153

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	10,000	$13,114
Severn Trent PLC (United Kingdom)	1,829	55,752

		68,866

Wireless Telecommunication Services — 1.4%
Axiata Group Bhd (Malaysia)	6,600	12,609
China Mobile Ltd. (China)	2,500	32,581
DiGi.Com Bhd (Malaysia)	7,400	12,579
Far EasTone Telecommunications Co. Ltd. (Taiwan)	6,000	14,475
Intouch Holdings PCL (Thailand), NVDR	5,800	13,760
KDDI Corp. (Japan)	2,500	56,481
Maxis Bhd (Malaysia)	6,400	12,405
MTN Group Ltd. (South Africa)	695	11,716
NTT DoCoMo, Inc. (Japan)	3,200	55,923
Rogers Communications, Inc. (Canada) (Class B Stock)	1,500	50,215
SK Telecom Co. Ltd. (South Korea)	56	13,780
StarHub Ltd. (Singapore)	19,300	61,186
Taiwan Mobile Co. Ltd. (Taiwan)	4,000	13,985
Turkcell Iletisim Hizmetleri A/S (Turkey)*	1,717	8,807
Vodacom Group Ltd. (South Africa)	1,124	12,277

		382,779

TOTAL COMMON STOCKS (cost $20,240,541)		20,471,430

EXCHANGE TRADED FUNDS — 1.2%
iShares MSCI ACWI ex US ETF	5,743	256,712
iShares MSCI Emerging Markets ETF	1,362	54,657
iShares Russell 2000 ETF	342	42,528

TOTAL EXCHANGE TRADED FUNDS (cost $353,894)		353,897

PREFERRED STOCKS — 0.1%
Electric Utilities — 0.1%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	1,900	7,715

Metals & Mining
Vale SA (Brazil) (PRFC),	1,400	6,790

TOTAL PREFERRED STOCKS (cost $17,880)		14,505

TOTAL LONG-TERM INVESTMENTS (cost $24,831,315)		25,112,213

SHORT-TERM INVESTMENT — 15.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,237,591)(w)	4,237,591	4,237,591

TOTAL INVESTMENTS — 103.7% (cost $29,068,906)		29,349,804
Liabilities in excess of other assets(x) — (3.7)%		(1,050,417)

NET ASSETS — 100.0%		$28,299,387

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation(1)(2)
Long Position:
27	S&P 500 E-Mini	Jun. 2015	$2,752,500	$ 2,782,080	$29,580

(1)	Cash of $136,620 has been segregated with UBS AG to cover requirements for open future contracts at March 31, 2015.

(2)	The amount represents fair value of the derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$8,509,972	$—	$—
Common Stocks	13,940,324	6,531,106	—
Exchange Traded Funds	353,897	—	—
Preferred Stocks	14,505	—	—
Other Financial Instruments*
Financial Futures Contracts	29,580	—	—

Total	$22,848,278	$6,531,106	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Air Freight & Logistics — 6.0%
Expeditors International of Washington, Inc.	1,743,315	$83,992,917
United Parcel Service, Inc. (Class B Stock)	744,175	72,140,325

		156,133,242

Beverages — 10.5%
Coca-Cola Co. (The)	1,975,185	80,093,752
Monster Beverage Corp.*	866,547	119,925,772
SABMiller PLC (United Kingdom), ADR(a)	1,448,767	76,139,950

		276,159,474

Biotechnology — 2.4%
Amgen, Inc.	400,081	63,952,948

Capital Markets — 3.7%
Greenhill & Co., Inc.	404,999	16,058,210
SEI Investments Co.	1,857,858	81,912,959

		97,971,169

Communications Equipment — 9.2%
Cisco Systems, Inc.	4,994,757	137,480,686
QUALCOMM, Inc.	1,480,853	102,682,347

		240,163,033

Consumer Finance — 1.2%
American Express Co.	414,813	32,405,192

Energy Equipment & Services — 2.7%
Schlumberger Ltd.	837,089	69,846,706

Food Products — 3.9%
Danone SA (France), ADR(a)	7,531,197	101,746,471

Health Care Equipment & Supplies — 4.6%
Varian Medical Systems, Inc.*	789,016	74,238,515
Zimmer Holdings, Inc.	392,790	46,160,681

		120,399,196

Hotels, Restaurants & Leisure — 2.1%
Yum! Brands, Inc.	708,861	55,801,538

Household Products — 3.1%
Procter & Gamble Co. (The)	973,310	79,753,021

Internet & Catalog Retail — 5.3%
Amazon.com, Inc.*	373,332	138,916,837

Internet Software & Services — 13.4%
Alibaba Group Holding Ltd. (China), ADR*(a)	1,025,411	85,355,212
Facebook, Inc. (Class A Stock)*	1,730,948	142,309,890
Google, Inc. (Class A Stock)*	112,998	62,679,991
Google, Inc. (Class C Stock)*	112,998	61,922,904

		352,267,997

IT Services — 5.7%
Automatic Data Processing, Inc.	290,198	24,852,557
Visa, Inc. (Class A Stock)(a)	1,887,991	123,493,491

		148,346,048

Pharmaceuticals — 8.5%
Merck & Co., Inc.	685,512	39,403,230
Novartis AG (Switzerland), ADR(a)	850,263	83,844,434
Novo Nordisk A/S (Denmark), ADR	1,868,002	99,732,627

		222,980,291

Semiconductors & Semiconductor Equipment — 3.1%
Altera Corp.	163,795	7,028,443

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Analog Devices, Inc.(a)	195,876	$12,340,188
ARM Holdings PLC (United Kingdom), ADR(a)	1,276,866	62,949,494

		82,318,125

Software — 11.4%
Autodesk, Inc.*	1,243,323	72,908,461
FactSet Research Systems, Inc.	381,797	60,782,082
Microsoft Corp.	1,326,841	53,942,721
Oracle Corp.	2,593,498	111,909,439

		299,542,703

Specialty Retail — 1.6%
Lowe’s Cos., Inc.	564,256	41,975,004

TOTAL COMMON STOCKS (cost $2,134,638,855)		2,580,678,995

SHORT-TERM INVESTMENT — 7.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $190,637,207; includes $169,811,727 of cash collateral for securities on loan)(b)(w)	190,637,207	190,637,207

TOTAL INVESTMENTS — 105.7% (cost $2,325,276,062)		2,771,316,202
Liabilities in excess of other assets — (5.7)%		(150,398,680)

NET ASSETS — 100.0%		$2,620,917,522

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $164,867,003; cash collateral of $169,811,727 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$156,133,242	$—	$—
Beverages	276,159,474	—	—
Biotechnology	63,952,948	—	—
Capital Markets	97,971,169	—	—
Communications Equipment	240,163,033	—	—
Consumer Finance	32,405,192	—	—
Energy Equipment & Services	69,846,706	—	—
Food Products	101,746,471	—	—
Health Care Equipment & Supplies	120,399,196	—	—
Hotels, Restaurants & Leisure	55,801,538	—	—
Household Products	79,753,021	—	—
Internet & Catalog Retail	138,916,837	—	—
Internet Software & Services	352,267,997	—	—
IT Services	148,346,048	—	—
Pharmaceuticals	222,980,291	—	—
Semiconductors & Semiconductor Equipment	82,318,125	—	—
Software	299,542,703	—	—
Specialty Retail	41,975,004	—	—
Affiliated Money Market Mutual Fund	190,637,207	—	—

Total	$2,771,316,202	$—	$—

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 109.3%

ASSET-BACKED SECURITIES — 16.5%

Non-Residential Mortgage-Backed Securities — 16.3%
Ally Auto Receivables Trust, Series 2013-1, Class A3	0.630%		05/15/17	5,927	$5,929,831
Ally Auto Receivables Trust, Series 2013-2, Class A2A	0.540%		07/15/16	722	721,539
Ally Auto Receivables Trust, Series 2013-SN1, Class A3	0.720%		05/20/16	1,019	1,019,641
Ally Auto Receivables Trust, Series 2014-1, Class A2	0.480%		02/15/17	8,421	8,415,275
Ally Auto Receivables Trust, Series 2014-1, Class A3	0.970%		10/15/18	2,465	2,465,173
Ally Auto Receivables Trust, Series 2014-2, Class A3	1.250%		04/15/19	4,935	4,955,564
American Express Credit Account Master Trust, Series 2012-2, Class A	0.680%		03/15/18	4,670	4,673,689
American Express Credit Account Master Trust, Series 2012-5, Class A	0.590%		05/15/18	3,405	3,405,177
American Express Credit Account Master Trust, Series 2013-1, Class A	0.595	%(c)	02/16/21	4,575	4,585,605
American Express Credit Account Master Trust, Series 2014-3, Class A	1.490%		04/15/20	6,060	6,108,413
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class A3	0.670%		06/08/17	1,589	1,588,795
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class A3	0.620%		06/08/17	671	671,204
AmeriCredit Automobile Receivables Trust, Series 2013-1, Class A3	0.610%		10/10/17	3,213	3,213,501
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class A3	0.650%		12/08/17	6,675	6,671,132
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	0.740%		11/08/16	454	453,561
AmeriCredit Automobile Receivables Trust, Series 2013-5, Class A2A	0.650%		03/08/17	756	756,387
BA Credit Card Trust, Series 2014-A3, Class A	0.462	%(c)	01/15/20	8,780	8,776,295
Barclays Dryrock Issuance Trust, Series 2012-2, Class A	0.640%		08/15/18	5,050	5,049,737
BMW Vehicle Lease Trust, Series 2013-1, Class A4	0.660%		06/20/16	3,555	3,555,224
BMW Vehicle Lease Trust, Series 2015-1, Class A3	1.240%		12/20/17	7,105	7,123,324
California Republic Auto Receivables Trust, Series 2014-2, Class A2	0.540%		03/15/17	2,298	2,297,134
California Republic Auto Receivables Trust, Series 2014-4, Class A2	0.770%		09/15/17	6,700	6,701,340
Capital Auto Receivables Asset Trust, Series 2013-1, Class A2	0.620%		07/20/16	263	262,770
Capital Auto Receivables Asset Trust, Series 2013-2, Class A2	0.920%		09/20/16	1,678	1,679,007
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2	1.260%		01/15/20	5,915	5,954,240
CarFinance Capital Auto Trust, Series 2014-1A, Class A, 144A	1.460%		12/17/18	425	424,645
CarMax Auto Owner Trust, Series 2012-2, Class A3	0.840%		03/15/17	169	168,829
CarMax Auto Owner Trust, Series 2013-2, Class A3	0.640%		01/16/18	593	592,899

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
CarMax Auto Owner Trust, Series 2013-3, Class A3	0.970%		04/16/18	4,015	$4,023,757
CarMax Auto Owner Trust, Series 2013-4, Class A2	0.520%		11/15/16	2,162	2,161,649
Chase Issuance Trust, Series 2012-A3, Class A3	0.790%		06/15/17	11,730	11,738,246
Chase Issuance Trust, Series 2012-A5, Class A5	0.590%		08/15/17	6,695	6,698,301
Chase Issuance Trust, Series 2012-A8, Class A8	0.540%		10/16/17	2,005	2,005,020
Chase Issuance Trust, Series 2013-A5, Class A	0.470%		05/15/17	8,500	8,500,510
Chase Issuance Trust, Series 2013-A8, Class A8	1.010%		10/15/18	6,340	6,352,452
Chrysler Capital Auto Receivables Trust, Series 2013-AA, Class A3, 144A	0.910%		04/16/18	8,485	8,502,895
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	7,010	7,011,731
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A2, 144A	0.690%		09/15/17	7,833	7,835,326
Citibank Credit Card Issuance Trust, Series 2003-A7, Class A7	4.150%		07/07/17	15,400	15,550,751
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3	5.300%		03/15/18	3,780	3,948,274
Citibank Credit Card Issuance Trust, Series 2012-A1, Class A1	0.550%		10/10/17	10,810	10,810,270
Citibank Credit Card Issuance Trust, Series 2013-A1, Class A1	0.272	%(c)	04/24/17	4,055	4,054,432
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6	1.320%		09/07/18	5,970	6,014,148
Discover Card Execution Note Trust, Series 2011-A4, Class A4	0.523	%(c)	05/15/19	790	791,301
Discover Card Execution Note Trust, Series 2012-A3, Class A3	0.860%		11/15/17	11,655	11,661,107
Discover Card Execution Note Trust, Series 2012-B3, Class B3	0.623	%(c)	05/15/18	3,650	3,647,861
Fifth Third Auto Trust, Series 2014-3, Class A3	0.960%		03/15/19	4,010	4,009,888
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	4,534	4,533,835
GM Financial Leasing Trust, Series 2014-2A, Class A3, 144A	1.220%		01/22/18	2,580	2,578,880
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T1, Class A2, 144A	1.495%		01/16/46	790	785,655
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class B2, 144A	1.495%		05/16/44	2,500	2,498,500
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class C2, 144A	1.843%		05/16/44	2,250	2,248,875
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T3, Class A3, 144A	1.793%		05/15/46	2,000	1,984,000
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T5, Class AT5, 144A	1.979%		08/15/46	5,200	5,201,040
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class AT7, 144A	1.981%		11/15/46	8,710	8,632,481
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class BT7, 144A	2.229%		11/15/46	4,150	4,157,885
HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class B2, 144A	2.480%		10/15/45	1,420	1,420,000
HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class D2, 144A	4.940%		10/15/45	590	590,059
HLSS Servicer Advance Receivables Trust, Series 2013-T1, Class B2, 144A	1.744%		01/16/46	2,600	2,600,520

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770%		01/15/16	144	$144,360
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3	0.480%		11/21/16	5,870	5,869,768
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	2,348	2,347,584
Honda Auto Receivables Owner Trust, Series 2013-4, Class A3	0.690%		09/18/17	8,899	8,902,693
Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A3, 144A	0.660%		06/15/16	1,942	1,942,408
Hyundai Auto Lease Securitization Trust, Series 2013-B, Class A2, 144A	0.750%		03/15/16	456	456,082
Hyundai Auto Lease Securitization Trust, Series 2014-A, Class A2, 144A	0.520%		07/15/16	3,705	3,704,659
Hyundai Auto Receivables Trust, Series 2013-A, Class A3	0.560%		07/17/17	4,687	4,685,908
Hyundai Auto Receivables Trust, Series 2013-C, Class A2	0.570%		06/15/16	263	262,840
Hyundai Auto Receivables Trust, Series 2015-A, Class A2	0.680%		10/16/17	5,685	5,685,523
Mercedes Benz Auto Lease Trust, Series 2013-B, Class A3	0.620%		07/15/16	2,869	2,870,473
Mercedes Benz Auto Lease Trust, Series 2014-A, Class A3	0.680%		12/15/16	5,745	5,747,493
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3	0.590%		02/15/16	778	777,599
Nissan Auto Lease Trust, Series 2013-A, Class A3	0.610%		04/15/16	1,413	1,412,696
Nissan Auto Receivables Owner Trust, Series 2013-A, Class A3	0.500%		05/15/17	4,374	4,374,624
Porsche Innovative Lease Owner Trust, Series 2014-1, Class A3, 144A	1.030%		11/20/17	6,195	6,201,945
Santander Drive Auto Receivables Trust, Series 2013-1, Class A3	0.620%		06/15/17	233	232,705
Santander Drive Auto Receivables Trust, Series 2013-4, Class A3	1.110%		12/15/17	5,592	5,598,057
SLM Private Education Loan Trust, Series 2011-B, Class A1, 144A	1.023	%(c)	12/16/24	4,887	4,899,669
SLM Private Education Loan Trust, Series 2012-A, Class A1, 144A	1.573	%(c)	08/15/25	355	358,616
SLM Private Education Loan Trust, Series 2012-E, Class A1, 144A	0.922	%(c)	10/16/23	5,664	5,677,847
SLM Private Education Loan Trust, Series 2013-B, Class A1, 144A	0.822	%(c)	07/15/22	4,133	4,139,626
SLM Student Loan Trust, Series 2010-A, Class 2A, 144A	3.423	%(c)	05/16/44	3,467	3,671,488
SLM Student Loan Trust, Series 2011-1, Class A1	0.691	%(c)	03/25/26	599	601,324
SLM Student Loan Trust, Series 2012-C, Class A1, 144A	1.272	%(c)	08/15/23	5,961	5,988,805
Synchrony Credit Card Master Note Trust, Series 2011-2, Class A	0.653	%(c)	05/15/19	10,915	10,928,753
Synchrony Credit Card Master Note Trust, Series 2012-4, Class A	0.473	%(c)	06/15/18	4,435	4,434,925
Synchrony Credit Card Master Note Trust, Series 2012-5, Class A	0.950%		06/15/18	6,940	6,945,746

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A	1.360%		08/17/20	4,920	$4,919,232
Toyota Auto Receivables Owner Trust, Series 2013-B, Class A2	0.480%		02/15/16	115	115,242
World Financial Network Credit Card Master Trust, Series 2014-A, Class A	0.553	%(c)	12/15/19	10,695	10,695,396
World Omni Auto Receivables Trust, Series 2013-B, Class A2	0.480%		11/15/16	1,126	1,126,029
World Omni Auto Receivables Trust, Series 2014-A, Class A2	0.430%		05/15/17	203	202,820
World Omni Automobile Lease Securitization Trust, Series 2013-A, Class A3	1.100%		12/15/16	5,310	5,326,732
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A3	1.160%		09/15/17	1,525	1,530,639

					393,549,886

Residential Mortgage-Backed Securities — 0.2%
Nationstar Mortgage Advance Receivable Trust, Series 2013-T3, Class A3, 144A	2.438%		06/20/48	2,750	2,736,250
Option One Mortgage Loan Trust, Series 2005-1, Class A4	0.974	%(c)	02/25/35	839	821,492

					3,557,742

TOTAL ASSET-BACKED SECURITIES (cost $397,356,850)					397,107,628

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.3%
Commercial Mortgage Pass-Through Certificates, Series 2013-WWP, Class D, 144A	3.898%		03/10/31	2,939	3,025,942
Commercial Mortgage Pass-Through Certificates, Series 2014-CR19, Class XA, IO	1.314	%(c)	08/10/47	6,025	473,670
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS6, Class XA, IO	1.086	%(c)	12/10/47	33,256	2,374,902
Commercial Mortgage Trust, Series 2014-CR20, Class AM	3.938%		11/10/47	1,000	1,068,005
Commercial Mortgage Trust, Series 2014-UBS5, Class B	4.514	%(c)	09/10/47	2,205	2,398,557
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.384	%(c)	02/25/32	27,685	5,577,971
FREMF Mortgage Trust, Series 2014-K503, Class B, 144A	3.009	%(c)	10/25/19	2,005	2,032,601
Government National Mortgage Assoc., Series 2015-47, Class AE	2.900%		01/16/57	8,798	8,927,908
Government National Mortgage Assoc., Series 2015-48, Class AS	2.900%		04/01/40	5,000	5,078,320
GS Mortgage Securities Corp. II, Series 2012-TMSQ, Class A, 144A	3.007%		12/10/30	1,400	1,416,814
GS Mortgage Securities Trust, Series 2012-GC6, Class XA, IO, 144A	2.113	%(c)	01/10/45	53,190	5,483,105
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, IO	1.283	%(c)	04/15/47	6,074	337,800
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XB, IO	0.284	%(c)	04/15/47	1,697	45,919
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class AS	4.065%		11/15/47	5,000	5,398,035
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS	3.372%		12/15/47	4,250	4,413,051

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class B, 144A	4.365	%(c)	08/10/49	4,915	$5,300,243
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795	%(c)	07/15/45	5,670	5,960,610
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class AS	3.808%		12/15/47	2,160	2,280,804
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class B	3.719%		04/15/50	2,692	2,759,762
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.234	%(c)	05/15/47	12,032	896,381
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XB, IO	0.573	%(c)	05/15/47	2,346	117,633
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class AS	3.984	%(c)	11/15/47	3,409	3,657,511
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class B	4.236	%(c)	11/15/47	6,242	6,689,558
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class XA, IO	0.959	%(c)	11/15/47	28,034	1,874,672
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class XB, IO	0.323	%(c)	11/15/47	63,715	1,882,381

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $77,597,241)					79,472,155

CORPORATE BONDS — 24.2%

Automobiles — 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	6.375%		02/01/29	1,323	1,634,996
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28	1,792	2,302,711
Ford Motor Co., Sr. Unsec’d. Notes	7.450%		07/16/31	1,683	2,323,533
Kia Motors Corp. (South Korea), Sr. Unsec’d. Notes, 144A	3.625%		06/14/16	2,180	2,237,652

					8,498,892

Banks — 3.3%
Banco Inbursa SA Institucion de Banca Multiple (Mexico), Sr. Unsec’d. Notes, 144A	4.125%		06/06/24	1,060	1,044,100
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	7,817	8,087,202
Bank of America Corp., Sub. Notes, MTN	4.250%		10/22/26	3,952	4,079,816
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25	5,500	5,516,781
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	10,586	11,998,077
First Niagara Financial Group, Inc., Sub. Notes	7.250%		12/15/21	4,001	4,467,985
HBOS PLC (United Kingdom), Sub. Notes, 144A	6.000%		11/01/33	2,290	2,706,256
ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, 144A	5.750%		11/16/20	2,000	2,270,774
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	14,537	14,913,363
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A(a)	6.500%		09/14/20	3,579	4,204,849
Macquarie Bank Ltd. (Australia), Sub. Notes, 144A	6.625%		04/07/21	4,760	5,611,321
Santander UK PLC (United Kingdom), Sub. Notes	7.950%		10/26/29	4,293	5,659,161
Wells Fargo & Co., Sub. Notes, MTN(a)	4.100%		06/03/26	7,488	7,900,349
Wells Fargo Bank NA, Sub. Notes	5.850%		02/01/37	1,656	2,136,522
Zions Bancorporation, Sr. Unsec’d. Notes	4.500%		06/13/23	146	154,397

					80,750,953

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages — 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey), Sr. Unsec’d. Notes, 144A(a)	3.375%	11/01/22	1,850	$1,645,575
Corp. Lindley SA (Peru), Sr. Unsec’d. Notes, 144A	4.625%	04/12/23	493	479,443

				2,125,018

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	6.400%	02/01/39	7,089	9,195,057

Building Products
Owens Corning, Gtd. Notes	9.000%	06/15/19	223	269,627

Capital Markets — 0.6%
Goldman Sachs Group, Inc. (The), Sub. Notes	5.950%	01/15/27	5,450	6,387,073
Morgan Stanley, Sub. Notes	5.000%	11/24/25	37	40,872
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	465	483,931
Morgan Stanley, Sub. Notes, MTN(a)	4.350%	09/08/26	6,880	7,212,056
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%	04/28/15	1,350	1,354,450

				15,478,382

Chemicals — 0.7%
Albemarle Corp., Gtd. Notes	4.150%	12/01/24	1,860	1,929,053
Israel Chemicals Ltd. (Israel), Sr. Unsec’d. Notes, 144A	4.500%	12/02/24	2,840	2,886,008
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	1,460	1,581,965
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A(a)	4.875%	09/19/22	1,200	1,262,400
Montell Finance Co. BV (Netherlands), Gtd. Notes, 144A	8.100%	03/15/27	3,839	5,286,572
NewMarket Corp., Gtd. Notes	4.100%	12/15/22	1,925	1,998,369
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	6.875%	04/25/44	1,550	1,726,313

				16,670,680

Communications Equipment — 0.2%
Motorola Solutions, Inc., Sr. Unsec’d. Notes	3.750%	05/15/22	3,655	3,741,068

Construction & Engineering — 0.2%
China Railway Resources Huitung Ltd. (China), Gtd. Notes	3.850%	02/05/23	3,775	3,870,085

Consumer Finance — 0.2%
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., Gtd. Notes	5.750%	04/15/23	5,102	5,405,977

Diversified Financial Services — 1.0%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.750%	03/15/32	8,159	11,285,113
Jefferies Group LLC, Sr. Unsec’d. Notes	6.875%	04/15/21	5,150	5,823,208
Rio Oil Finance Trust (Brazil), Sr. Sec’d. Notes, 144A(a)	6.250%	07/06/24	1,300	1,186,734
Scottrade Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.125%	07/11/21	3,137	3,432,838
SUAM Finance BV (Colombia), Gtd. Notes, 144A(a)	4.875%	04/17/24	2,672	2,765,520

				24,493,413

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Telecommunication Services — 1.1%
AT&T, Inc., Sr. Unsec’d. Notes	6.300%	01/15/38	3,572	$4,276,409
AT&T, Inc., Sr. Unsec’d. Notes	6.500%	09/01/37	2,936	3,596,339
GTE Corp., Gtd. Notes	6.940%	04/15/28	8,350	10,676,535
Turk Telekomunikasyon A/S (Turkey), Sr. Unsec’d. Notes, 144A(a)	4.875%	06/19/24	2,040	2,029,800
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.850%	09/15/35	4,918	5,822,337

				26,401,420

Electric Utilities — 0.7%
CEZ A/S (Czech Republic), Sr. Unsec’d. Notes, 144A	4.250%	04/03/22	1,600	1,733,411
E.CL SA (Chile), Sr. Unsec’d. Notes, 144A(a)	4.500%	01/29/25	2,300	2,375,624
Empresas Publicas de Medellin ESP (Colombia), Sr. Unsec’d. Notes, 144A	7.625%	07/29/19	2,285	2,690,588
Entergy Corp., Sr. Unsec’d. Notes	5.125%	09/15/20	2,832	3,149,306
Oncor Electric Delivery Co. LLC, First Mortgage, 144A	3.750%	04/01/45	936	937,942
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	3,460	4,061,974
Texas-New Mexico Power Co., First Mortgage, 144A	9.500%	04/01/19	818	1,040,006

				15,988,851

Energy Equipment & Services — 0.2%
Weatherford International Ltd., Gtd. Notes	9.875%	03/01/39	4,405	5,152,374

Food Products — 0.3%
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23	900	835,605
Flowers Foods, Inc., Sr. Unsec’d. Notes	4.375%	04/01/22	838	896,784
Gruma SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	12/01/24	1,150	1,214,688
JM Smucker Co. (The), Sr. Unsec’d. Notes, 144A(a)	4.250%	03/15/35	2,704	2,800,660
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	6.875%	12/16/19	387	446,211

				6,193,948

Gas Utilities — 0.2%
Transportadora de Gas del Peru SA (Peru), Sr. Unsec’d. Notes, 144A	4.250%	04/30/28	1,100	1,094,170
Transportadora de Gas Internacional SA (Colombia), Sr. Unsec’d. Notes, 144A	5.700%	03/20/22	3,590	3,769,500

				4,863,670

Health Care Equipment & Supplies — 0.1%
Zimmer Holdings, Inc., Sr. Unsec’d. Notes	4.250%	08/15/35	2,451	2,528,214

Health Care Providers & Services — 0.1%
Express Scripts Holding Co., Gtd. Notes	6.125%	11/15/41	2,450	3,100,392

Hotels, Restaurants & Leisure — 0.4%
Carnival PLC, Gtd. Notes	7.875%	06/01/27	1,925	2,521,704
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	6.875%	08/15/19	1,958	2,299,508

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	4.500%	10/01/34	4,335	$4,510,711

				9,331,923

Household Durables — 0.2%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	6.125%	01/15/16	2,013	2,089,591
Tupperware Brands Corp., Gtd. Notes	4.750%	06/01/21	2,818	3,048,039

				5,137,630

Industrial Conglomerates — 0.3%
Alfa SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	03/25/24	2,605	2,773,023
Hutchison Whampoa International 14 Ltd. (Hong Kong), Gtd. Notes, 144A	3.625%	10/31/24	1,100	1,126,905
KOC Holding A/S (Turkey), Sr. Unsec’d. Notes, 144A	3.500%	04/24/20	1,000	960,000
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	5.250%	06/27/29	1,160	936,700
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	7.125%	06/26/42	1,439	1,196,169

				6,992,797

Insurance — 0.7%
Symetra Financial Corp., Sr. Unsec’d. Notes, 144A	6.125%	04/01/16	1,794	1,864,965
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	11,215	12,660,838
Willis North America, Inc., Gtd. Notes	7.000%	09/29/19	2,101	2,462,120

				16,987,923

Internet & Catalog Retail — 1.3%
Amazon.com, Inc., Sr. Unsec’d. Notes(a)	4.800%	12/05/34	12,024	13,186,396
Expedia, Inc., Gtd. Notes	4.500%	08/15/24	4,977	5,030,129
QVC, Inc., Sr. Sec’d. Notes, 144A	7.375%	10/15/20	11,950	12,398,125

				30,614,650

Internet Software & Services — 0.2%
Alibaba Group Holding Ltd. (China), Gtd. Notes, 144A(a)	3.600%	11/28/24	6,000	6,019,368

IT Services — 0.2%
Fidelity National Information Services, Inc., Gtd. Notes	3.500%	04/15/23	2,750	2,759,512
Fidelity National Information Services, Inc., Gtd. Notes	5.000%	03/15/22	786	833,412
Western Union Co. (The), Sr. Unsec’d. Notes	3.350%	05/22/19	821	853,912

				4,446,836

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc., Sr. Unsec’d. Notes	5.000%	11/15/21	2,064	2,280,567

Machinery — 0.1%
Hillenbrand, Inc., Sr. Unsec’d. Notes	5.500%	07/15/20	1,360	1,488,867
Trinity Industries, Inc., Gtd. Notes	4.550%	10/01/24	1,159	1,165,190

				2,654,057

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media — 1.3%
21st Century Fox America, Inc., Gtd. Notes	6.200%	12/15/34	1,713	$2,188,030
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	3,205	4,384,055
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	8.375%	03/01/39	2,257	3,195,840
Discovery Communications LLC, Gtd. Notes	6.350%	06/01/40	3,431	4,238,386
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875%	04/11/22	6,000	6,082,800
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	3.375%	05/02/19	1,900	1,968,645
Time Warner Cable, Inc., Gtd. Notes	7.300%	07/01/38	1,629	2,195,918
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	3,762	5,260,100
Viacom, Inc., Sr. Unsec’d. Notes	4.850%	12/15/34	1,942	2,006,241

				31,520,015

Metals & Mining — 0.6%
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	6.375%	08/15/23	3,678	3,940,058
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	9.375%	06/01/19	4,843	5,799,493
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes(a)	4.100%	05/01/23	4,019	3,964,788
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	5.450%	06/09/44	1,666	1,736,922

				15,441,261

Multiline Retail — 0.2%
El Puerto de Liverpool SAB de CV (Mexico), Gtd. Notes, 144A	3.950%	10/02/24	2,500	2,528,000
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	4.375%	01/27/25	1,320	1,360,521

				3,888,521

Oil, Gas & Consumable Fuels — 3.7%
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	1,993	2,379,210
Canadian Oil Sands Ltd. (Canada), Gtd. Notes, 144A	7.750%	05/15/19	1,211	1,299,092
Canadian Oil Sands Ltd. (Canada), Gtd. Notes, 144A	7.900%	09/01/21	513	548,271
Delek & Avner Tamar Bond Ltd. (Israel), Sr. Sec’d. Notes, 144A	5.082%	12/30/23	631	634,811
Enbridge Energy Partners LP, Sr. Unsec’d. Notes	9.875%	03/01/19	3,125	3,935,306
Energy Transfer Partners LP, Sr. Unsec’d. Notes	7.500%	07/01/38	4,240	5,358,465
Energy Transfer Partners LP, Sr. Unsec’d. Notes	9.000%	04/15/19	2,500	3,089,135
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	5.700%	10/01/40	6,322	6,918,601
Enterprise Products Operating LLC, Gtd. Notes	7.550%	04/15/38	4,122	5,809,196
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375%	03/30/38	3,077	3,223,659
Freeport-McMoran Oil & Gas LLC, Gtd. Notes(a)	6.750%	02/01/22	3,048	3,230,880
GNL Quintero SA (Chile), Sr. Unsec’d. Notes, 144A	4.634%	07/31/29	950	986,783
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A(g)	6.450%	05/01/21	4,250	4,671,298
KazMunayGas National Co. JSC (Kazakhstan), Unsec’d. Notes, 144A	4.875%	05/07/25	350	301,875
Kerr-McGee Corp., Gtd. Notes	7.125%	10/15/27	1,282	1,657,555
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	3,464	4,719,347
Kinder Morgan Energy Partners LP, Gtd. Notes(a)	5.400%	09/01/44	6,534	6,769,525
Kinder Morgan Energy Partners LP, Gtd. Notes	7.400%	03/15/31	1,200	1,445,900
Kinder Morgan Energy Partners LP, Gtd. Notes	7.500%	11/15/40	1,173	1,466,946

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Kinder Morgan, Inc., Gtd. Notes, MTN	7.750%	01/15/32	321	$395,069
Kinder Morgan, Inc., Gtd. Notes, MTN	8.050%	10/15/30	684	841,035
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.656%	06/07/22	250	245,000
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	2,715	2,738,756
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	4.250%	01/15/25	640	648,672
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago), Sr. Unsec’d. Notes, 144A	9.750%	08/14/19	400	474,500
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.600%	11/01/24	5,890	5,913,542
Rowan Cos., Inc., Gtd. Notes	7.875%	08/01/19	3,200	3,568,643
Ruby Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	04/01/22	3,849	4,143,683
Southeast Supply Header LLC, Sr. Unsec’d. Notes, 144A(a)	4.250%	06/15/24	1,829	1,861,798
Tennessee Gas Pipeline Co. LLC, Gtd. Notes	8.375%	06/15/32	1,372	1,774,545
Valero Energy Corp., Gtd. Notes	10.500%	03/15/39	1,471	2,409,820
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%	03/15/32	4,138	4,952,263

				88,413,181

Paper & Forest Products — 0.5%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	8.875%	05/15/31	8,057	12,163,532

Pharmaceuticals — 0.9%
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	2,670	2,782,989
Forest Laboratories, Inc., Gtd. Notes, 144A	4.375%	02/01/19	7,430	7,958,986
Forest Laboratories, Inc., Gtd. Notes, 144A	5.000%	12/15/21	4,916	5,466,366
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes(a)	4.800%	11/18/44	956	1,031,853
Zoetis, Inc., Sr. Unsec’d. Notes	3.250%	02/01/23	3,544	3,531,957

				20,772,151

Professional Services — 0.2%
Dun & Bradstreet Corp. (The), Sr. Unsec’d. Notes	4.375%	12/01/22	4,351	4,570,077

Real Estate Investment Trusts (REITs) — 1.4%
EPR Properties, Gtd. Notes	5.250%	07/15/23	4,896	5,284,870
EPR Properties, Gtd. Notes	7.750%	07/15/20	2,984	3,606,716
Healthcare Realty Trust, Inc., Sr. Unsec’d. Notes	5.750%	01/15/21	3,513	3,968,900
Hospitality Properties Trust, Sr. Unsec’d. Notes	4.650%	03/15/24	1,150	1,191,834
Host Hotels & Resorts LP, Sr. Unsec’d. Notes	5.250%	03/15/22	7,461	8,300,161
Omega Healthcare Investors, Inc., Gtd. Notes	4.950%	04/01/24	2,897	3,052,279
Omega Healthcare Investors, Inc., Gtd. Notes	5.875%	03/15/24	2,919	3,108,735
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	3,122	3,631,304
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24	950	1,021,250

				33,166,049

Real Estate Management & Development — 0.1%
China Overseas Finance Cayman V Ltd. (China), Gtd. Notes	3.950%	11/15/22	3,550	3,516,470

Semiconductors & Semiconductor Equipment — 0.3%
KLA-Tencor Corp., Sr. Unsec’d. Notes	4.650%	11/01/24	6,205	6,516,683

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Tobacco — 0.6%
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	3,111	$5,399,103
Lorillard Tobacco Co., Gtd. Notes	6.875%	05/01/20	4,068	4,848,580
Lorillard Tobacco Co., Gtd. Notes	8.125%	06/23/19	1,410	1,724,444
Lorillard Tobacco Co., Gtd. Notes	8.125%	05/01/40	1,955	2,808,557

				14,780,684

Trading Companies & Distributors — 0.7%
Air Lease Corp., Sr. Unsec’d. Notes(a)	3.875%	04/01/21	1,252	1,289,560
Air Lease Corp., Sr. Unsec’d. Notes	4.250%	09/15/24	4,756	4,898,680
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	6.750%	04/06/21	4,076	4,638,655
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	7.125%	10/15/20	4,261	4,947,234

				15,774,129

Transportation Infrastructure — 0.2%
Viterra, Inc. (Switzerland), Gtd. Notes, 144A(a)	5.950%	08/01/20	4,772	5,368,013

Water Utilities — 0.2%
Aquarion Co., Sr. Unsec’d. Notes, 144A	4.000%	08/15/24	4,800	4,858,824

Wireless Telecommunication Services — 0.1%
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23	1,575	1,702,217
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	4.755%	11/11/24	1,900	1,908,550

				3,610,767

TOTAL CORPORATE BONDS (cost $568,400,760)				583,554,129

FOREIGN GOVERNMENT BONDS — 2.6%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.250%	01/07/25	3,100	3,038,000
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.000%	01/27/45	610	564,250
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%	01/07/41	189	192,308
Commonwealth of the Bahamas (Bahamas), Sr. Unsec’d. Notes, 144A(a)	6.950%	11/20/29	1,650	1,944,938
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	3.750%	10/20/16	2,000	2,076,234
Government of the Cayman Islands (Cayman Islands), Sr. Unsec’d. Notes, 144A	5.950%	11/24/19	1,000	1,142,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.875%	01/15/24	2,500	2,890,625
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.750%	01/15/44	300	383,625
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.875%	10/14/44	900	773,392
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	2.875%	11/09/15	3,050	3,084,212
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	7.375%	02/11/20	3,192	3,913,644
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23	2,822	2,985,676

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FOREIGN GOVERNMENT BONDS (Continued)
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	5.550%		01/21/45	2,309	$2,707,303
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	1,850	1,937,875
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.300%		04/29/53	600	579,000
Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec’d. Notes, 144A	3.300%		11/21/22	400	393,000
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	4.200%		01/21/24	3,206	3,590,720
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%		10/21/24	1,507	2,259,656
Republic of Bermuda (Bermuda), Sr. Unsec’d. Notes	5.603%		07/20/20	1,650	1,823,250
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24	1,150	1,185,650
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, 144A	5.250%		06/16/21	2,199	2,531,599
Republic of Poland (Poland), Sr. Unsec’d. Notes	4.000%		01/22/24	3,484	3,825,432
Republic of Trinidad & Tobago (Trinidad & Tobago), Unsec’d. Notes, 144A	4.375%		01/16/24	400	427,000
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	5.750%		03/22/24	8,451	9,398,357
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	6.125%		01/22/44	1,302	1,655,753
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes	4.875%		09/16/23	250	240,550
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.250%		02/18/24	812	931,973
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes(a)	4.665%		01/17/24	2,500	2,643,750
Uruguay Government International (Uruguay), Sr. Unsec’d. Notes	4.500%		08/14/24	2,836	3,077,060

TOTAL FOREIGN GOVERNMENT BONDS (cost $60,813,763)					62,197,332

MUNICIPAL BONDS — 0.4%

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	7.055%		04/01/57	2,756	3,274,762

Ohio — 0.1%
American Municipal Power, Inc., Revenue Bonds, BABs	7.834%		02/15/41	1,160	1,758,641

Texas — 0.1%
North Texas Tollway Authority, Revenue Bonds, BABs	8.910%		02/01/30	1,848	2,243,028

Washington — 0.1%
Metropolitan Washington Airports Authority, Revenue Bonds, BABs	7.462%		10/01/46	2,290	3,287,020

TOTAL MUNICIPAL BONDS (cost $9,526,183)					10,563,451

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Granite Master Issuer PLC (United Kingdom), Series 2005-2, Class A6	0.436	%(c)	12/20/54	858	855,005

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A7	0.376	%(c)	12/20/54	2,078	$2,068,812
Sequoia Mortgage Trust, Series 2012-4, Class A3	2.069	%(c)	09/25/42	2,509	2,394,089
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 144A	1.570	%(c)	12/25/59	2,294	2,299,563

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $7,707,447)					7,617,469

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.0%
Federal Home Loan Mortgage Corp.	2.159	%(c)	06/01/43	11,211	11,464,855
Federal Home Loan Mortgage Corp.	3.113	%(c)	10/01/44	13,546	14,082,066
Federal Home Loan Mortgage Corp.	3.160	%(c)	07/01/44	4,973	5,173,566
Federal Home Loan Mortgage Corp.	3.215	%(c)	06/01/44	10,285	10,717,343
Federal Home Loan Mortgage Corp.	5.000%		09/01/20-06/01/26	8,173	8,794,182
Federal National Mortgage Assoc.	2.810	%(c)	11/01/44	2,270	2,352,898
Federal National Mortgage Assoc.	3.001%		TBA	38,350	40,201,584
Federal National Mortgage Assoc.	3.002%		TBA	71,978	73,410,530
Federal National Mortgage Assoc.	3.501%		TBA	27,380	28,688,037
Federal National Mortgage Assoc.	4.000%		10/01/40-02/01/45	41,378	44,433,870
Federal National Mortgage Assoc.	4.001%		TBA	64,643	69,006,397
Federal National Mortgage Assoc.	4.500%		04/01/40-01/01/43	85,435	93,454,372
Federal National Mortgage Assoc.	4.501%		TBA	46,557	50,663,491
Federal National Mortgage Assoc.	5.500%		07/01/36-09/01/36	3,957	4,478,104
Freddie Mac Gold Pool	4.000%		12/01/44	9,720	10,596,025
Government National Mortgage Assoc.	2.200%		02/16/45-04/16/47	6,383	6,463,921
Government National Mortgage Assoc.	2.325%		01/16/46	2,559	2,605,022
Tennessee Valley Authority, Sr. Unsec’d. Notes(a)	3.500%		12/15/42	4,345	4,426,656

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $479,187,378)					481,012,919

U.S. TREASURY OBLIGATIONS — 42.0%
U.S. Treasury Notes	0.250%		04/15/16	200,431	200,321,364
U.S. Treasury Notes(a)	0.500%		07/31/17	208,054	207,257,569
U.S. Treasury Notes	0.625%		02/15/17	38,437	38,500,075
U.S. Treasury Notes	1.250%		11/30/18	93,973	94,420,875
U.S. Treasury Notes	1.375%		03/31/20	213,710	213,743,339
U.S. Treasury Notes(a)	2.000%		02/15/25	40,527	40,783,455
U.S. Treasury Notes	2.125%		12/31/15	97,883	99,259,431
U.S. Treasury Notes	3.000%		11/15/44	108,809	119,222,348

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,008,948,691)					1,013,508,456

TOTAL LONG-TERM INVESTMENTS (cost $2,609,538,313)					2,635,033,539

				Shares
SHORT-TERM INVESTMENT — 15.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $373,019,504; includes $286,065,236 of cash collateral for securities on loan)(b)(w)				373,019,504	373,019,504

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

TOTAL INVESTMENTS — 124.8% (cost $2,982,557,817)	$3,008,053,043
Liabilities in excess of other assets — (24.8)%	(598,098,497)

NET ASSETS — 100.0%	$2,409,954,546

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $280,630,866; cash collateral of $286,065,236 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$393,549,886	$—
Residential Mortgage-Backed Securities	—	3,557,742	—
Commercial Mortgage-Backed Securities	—	59,887,956	19,584,199
Corporate Bonds	—	583,554,129	—
Foreign Government Bonds	—	62,197,332	—
Municipal Bonds	—	10,563,451	—
Residential Mortgage-Backed Securities	—	7,617,469	—
U.S. Government Agency Obligations	—	481,012,919	—
U.S. Treasury Obligations	—	1,013,508,456	—
Affiliated Money Market Mutual Fund	373,019,504	—	—

Total	$373,019,504	$2,615,449,340	$19,584,199

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Commercial Mortgage-Backed Securities
Balance as of 12/31/2014	$5,582,700
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	(4,729)
Purchases	14,006,228
Sales	—
Accrued discount/premium	—
Transfers in and/or out of Level 3	—

Balance as of 03/31/2015	$19,584,199

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2015	Valuation Methodology	Unobservable Inputs
Commercial Mortgage-Backed Securities	14,006,228	Pricing at Cost	Unadjusted purchase price

Commercial Mortgage-Backed Securities	5,577,971	Market approach	Single broker indicative quote

	$19,584,199

AST MANAGED FIXED-INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.9%
AFFILIATED MUTUAL FUNDS
AST Goldman Sachs Strategic Income Portfolio*	49,444	$476,146
AST High Yield Portfolio*	106,211	913,414
AST Lord Abbett Core Fixed Income Portfolio*	166,108	2,019,876
AST PIMCO Limited Maturity Bond Portfolio*	46,101	481,751
AST Prudential Core Bond Portfolio*	413,884	4,718,278
AST Templeton Global Bond Portfolio*	44,198	474,690
AST Western Asset Emerging Markets Debt Portfolio*	49,253	482,187

TOTAL LONG-TERM INVESTMENTS (cost $9,471,903)(w)		9,566,342

	Shares	Value
SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $83,676)(w)	83,676	$83,676

TOTAL INVESTMENTS — 101.8% (cost $9,555,579)		9,650,018
Liabilities in excess of other assets — (1.8)%		(168,073)

NET ASSETS — 100.0%		$9,481,945

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$9,650,018	$—	$—

AST MANAGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.9%
AFFILIATED MUTUAL FUNDS — 91.5%
AST AQR Emerging Markets Equity Portfolio*	38,534	$391,508
AST Global Real Estate Portfolio*	7,093	82,846
AST Goldman Sachs Mid-Cap Growth Portfolio*	42,114	332,700
AST International Growth Portfolio*	55,711	795,000
AST International Value Portfolio*	43,876	790,210
AST Large-Cap Value Portfolio*	21,456	484,251
AST MFS Global Equity Portfolio*	13,800	223,142
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	11,626	333,430
AST QMA US Equity Alpha Portfolio*	18,954	415,654
AST Small-Cap Growth Portfolio*	2,902	98,399
AST Small-Cap Value Portfolio*	4,480	98,554
AST T. Rowe Price Large-Cap Growth Portfolio*	20,574	484,526

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,355,895)(w)		4,530,220

EXCHANGE TRADED FUNDS — 4.4%
iShares Currency Hedged MSCI Japan ETF	2,720	82,267
SPDR S&P 500 ETF Trust	200	41,286
Vanguard Information Technology ETF	900	95,868

TOTAL EXCHANGE TRADED FUNDS (cost $220,060)		219,421

TOTAL LONG-TERM INVESTMENTS (cost $4,575,955)		4,749,641

	Shares	Value
SHORT-TERM INVESTMENTS — 8.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $386,413)(w)	386,413	$386,413

		Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) — 0.5%
U.S. Treasury Bills (cost $24,993) 0.055%	09/17/15	25	24,988

TOTAL SHORT-TERM INVESTMENTS (cost $411,406)			411,401

TOTAL INVESTMENTS — 104.2% (cost $4,987,361)			5,161,042
Liabilities in excess of other assets — (4.2)%(x)			(208,364)

NET ASSETS — 100.0%			$4,952,678

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation(1)
Long Position:
4	Euro STOXX 50	Jun. 2015	$ 154,223	$ 156,169	$1,946

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$4,916,633	$—	$—
Exchange Traded Funds	219,421	—	—
U.S. Treasury Obligation	—	24,988	—
Other Financial Instruments*
Financial Futures Contracts	1,946	—	—

Total	$5,138,000	$24,988	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS — 97.3%
Austria — 0.3%
Erste Group Bank AG	96,384	$2,369,519

Brazil — 0.5%
AMBEV SA	606,375	3,503,487

Canada — 1.9%
Canadian National Railway Co.	192,242	12,855,223

Czech Republic — 0.2%
Komercni Banka A/S	5,806	1,252,346

Denmark — 0.7%
Carlsberg A/S (Class B Stock)	60,886	5,020,438

France — 8.0%
Air Liquide SA	28,910	3,721,842
Danone SA	161,731	10,901,894
Dassault Systemes SA	20,981	1,419,872
Hermes International	3,389	1,196,599
Legrand SA	130,251	7,055,377
LVMH Moet Hennessy Louis Vuitton SE	69,479	12,227,080
Pernod Ricard SA	79,854	9,442,039
Schneider Electric SE	116,247	9,046,165

		55,010,868

Germany — 7.4%
Bayer AG	108,484	16,230,866
Brenntag AG	51,503	3,077,013
Deutsche Boerse AG	42,347	3,455,881
Linde AG	84,111	17,103,845
Merck KGaA	57,940	6,484,494
MTU Aero Engines AG	47,993	4,701,816

		51,053,915

Hong Kong — 0.2%
Sands China Ltd.	340,800	1,409,288

Israel — 0.5%
Check Point Software Technologies Ltd.*(a)	39,929	3,272,980

Japan — 1.6%
Hoya Corp.	178,600	7,150,133
INPEX Corp.	223,300	2,460,496
Lawson, Inc.	21,000	1,455,718

		11,066,347

Mexico — 0.4%
Grupo Financiero Banorte SAB de CV (Class O Stock)	445,503	2,583,032

Netherlands — 2.4%
Akzo Nobel NV	113,823	8,606,080
Heineken NV	104,476	7,974,272

		16,580,352

Peru — 0.2%
Credicorp Ltd.	10,007	1,407,284

Russia — 0.1%
Sberbank of Russia, ADR	151,475	661,946

South Korea — 0.6%
Samsung Electronics Co. Ltd.	3,515	4,558,088

Sweden — 1.2%
Svenska Cellulosa AB SCA (Class B Stock)	370,459	8,512,727

Switzerland — 7.9%
Adecco SA*	81,280	6,756,278

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Cie Financiere Richemont SA	78,053	$6,271,628
Julius Baer Group Ltd.*	85,707	4,283,966
Nestle SA	229,470	17,279,651
Roche Holding AG	16,480	4,528,574
Sonova Holding AG	26,585	3,688,740
Swiss Re AG	28,180	2,718,185
UBS Group AG*	480,096	9,002,334

		54,529,356

Thailand — 0.4%
Kasikornbank PCL	358,900	2,536,469

United Kingdom — 10.6%
Burberry Group PLC	162,438	4,171,469
Compass Group PLC	486,827	8,450,918
Delphi Automotive PLC	74,827	5,966,705
Diageo PLC	476,828	13,176,767
Reckitt Benckiser Group PLC	199,892	17,171,765
Sky PLC	389,542	5,730,912
Standard Chartered PLC	325,113	5,265,739
Whitbread PLC	12,999	1,009,367
William Hill PLC	359,985	1,976,764
WPP PLC	444,406	10,092,692

		73,013,098

United States — 52.2%
3M Co.	70,540	11,635,573
Accenture PLC (Class A Stock)	172,184	16,131,919
Altera Corp.	49,267	2,114,047
American Express Co.	132,448	10,346,838
Amphenol Corp. (Class A Stock)	86,603	5,103,515
AutoZone, Inc.*	11,574	7,895,320
Bank of New York Mellon Corp. (The)	271,962	10,943,751
Cisco Systems, Inc.	162,780	4,480,520
Colgate-Palmolive Co.	137,019	9,500,897
DENTSPLY International, Inc.	104,117	5,298,514
eBay, Inc.*	72,350	4,173,148
Franklin Resources, Inc.	167,994	8,621,452
Goldman Sachs Group, Inc. (The)	42,650	8,016,922
Harley-Davidson, Inc.	19,463	1,182,183
Honeywell International, Inc.	168,628	17,589,587
International Flavors & Fragrances, Inc.	45,400	5,329,960
Johnson & Johnson	45,391	4,566,335
Kellogg Co.	121,882	8,038,118
McDonald’s Corp.	74,005	7,211,047
Medtronic PLC	131,668	10,268,787
Microchip Technology, Inc.	97,056	4,746,038
National Oilwell Varco, Inc.	64,940	3,246,351
NOW, Inc.*(a)	37,482	811,110
Omnicom Group, Inc.	86,983	6,782,934
Oracle Corp.	303,534	13,097,492
Praxair, Inc.	53,949	6,513,802
Rockwell Automation, Inc.(a)	14,417	1,672,228
Sally Beauty Holdings, Inc.*	163,903	5,633,346
Schlumberger Ltd.	108,361	9,041,642
St. Jude Medical, Inc.	132,913	8,692,510
State Street Corp.	197,774	14,542,322
Stryker Corp.	92,303	8,514,952
Thermo Fisher Scientific, Inc.	126,270	16,963,112
Time Warner Cable, Inc.	35,625	5,339,475
Time Warner, Inc.	213,793	18,052,681
United Parcel Service, Inc. (Class B Stock)	101,828	9,871,206

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
United Technologies Corp.	119,183	$13,968,248
Urban Outfitters, Inc.*	100,823	4,602,570
Viacom, Inc. (Class B Stock)	29,021	1,982,134
Visa, Inc. (Class A Stock)(a)	219,484	14,356,448
W.W. Grainger, Inc.(a)	17,866	4,212,981
Walt Disney Co. (The)	195,705	20,527,497
Waters Corp.*	55,149	6,856,124
Wynn Resorts Ltd.	13,870	1,745,956

		360,221,592

TOTAL COMMON STOCKS (cost $523,356,838)		671,418,355

PREFERRED STOCK — 0.4%
Brazil
Itau Unibanco Holding SA, ADR (PRFC) (cost $3,213,751)	234,743	2,596,258

TOTAL LONG-TERM INVESTMENTS (cost $526,570,589)		674,014,613

SHORT-TERM INVESTMENT — 3.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $23,814,046; includes $11,248,075 of cash collateral for securities on loan)(b)(w)	23,814,046	23,814,046

Value
TOTAL INVESTMENTS — 101.2% (cost $550,384,635)	$697,828,659
Liabilities in excess of other assets — (1.2)%	(8,245,945)

NET ASSETS — 100.0%	$689,582,714

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,929,513; cash collateral of $11,248,075 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Austria	$—	$2,369,519	$—
Brazil	3,503,487	—	—
Canada	12,855,223	—	—
Czech Republic	—	1,252,346	—
Denmark	—	5,020,438	—
France	—	55,010,868	—
Germany	—	51,053,915	—
Hong Kong	—	1,409,288	—
Israel	3,272,980	—	—
Japan	—	11,066,347	—
Mexico	2,583,032	—	—
Netherlands	—	16,580,352	—
Peru	1,407,284	—	—
Russia	661,946	—	—
South Korea	—	4,558,088	—
Sweden	—	8,512,727	—
Switzerland	—	54,529,356	—
Thailand	—	2,536,469	—
United Kingdom	5,966,705	67,046,393	—
United States	360,221,592	—	—
Preferred Stock:
Brazil	2,596,258	—	—
Affiliated Money Market Mutual Fund	23,814,046	—	—

Total	$416,882,553	$280,946,106	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$7,255,244	L1 to L2	Official Close to Model Price

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 were as follows:

Media	9.9%
Capital Markets	8.0
Chemicals	6.0
Beverages	5.7
Health Care Equipment & Supplies	5.3
Aerospace & Defense	5.3
Food Products	5.2
Household Products	5.1
Specialty Retail	4.7
Pharmaceuticals	4.6
Textiles, Apparel & Luxury Goods	3.5
Affiliated Money Market Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	3.5
Life Sciences Tools & Services	3.3
Hotels, Restaurants & Leisure	3.2
Banks	2.7
Software	2.6
Electrical Equipment	2.6
IT Services	2.3

Road & Rail	1.9%
Energy Equipment & Services	1.8
Electronic Equipment, Instruments & Components	1.8
Industrial Conglomerates	1.7
Consumer Finance	1.5
Air Freight & Logistics	1.4
Trading Companies & Distributors	1.2
Semiconductors & Semiconductor Equipment	1.0
Professional Services	1.0
Auto Components	0.9
Technology Hardware, Storage & Peripherals	0.7
Communications Equipment	0.6
Internet Software & Services	0.6
Diversified Financial Services	0.5
Insurance	0.4
Oil, Gas & Consumable Fuels	0.3
Food & Staples Retailing	0.2
Automobiles	0.2

101.2
Liabilities in excess of other assets	(1.2)

100.0%

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Aerospace & Defense — 1.4%
Honeywell International, Inc.	100,074	$10,438,719
Precision Castparts Corp.	32,670	6,860,700

		17,299,419

Air Freight & Logistics — 0.4%
United Parcel Service, Inc. (Class B Stock)	48,994	4,749,478

Airlines — 0.5%
Spirit Airlines, Inc.*	83,356	6,448,420

Beverages — 1.4%
Constellation Brands, Inc. (Class A Stock)*	107,157	12,452,715
Pernod Ricard SA (France)	49,707	5,877,419

		18,330,134

Biotechnology — 7.2%
Alexion Pharmaceuticals, Inc.*	106,308	18,423,176
Biogen Idec, Inc.*	57,926	24,458,674
Celgene Corp.*	106,633	12,292,652
Gilead Sciences, Inc.*	69,907	6,859,974
Isis Pharmaceuticals, Inc.*(a)	28,513	1,815,423
Puma Biotechnology, Inc.*(a)	19,259	4,547,242
Receptos, Inc.*	19,972	3,293,183
Regeneron Pharmaceuticals, Inc.*	35,573	16,060,498
Vertex Pharmaceuticals, Inc.*	31,279	3,689,984

		91,440,806

Capital Markets — 2.2%
Affiliated Managers Group, Inc.*	40,666	8,734,243
BlackRock, Inc.	30,363	11,108,000
Morgan Stanley	238,889	8,525,948

		28,368,191

Chemicals — 3.0%
Ecolab, Inc.	42,081	4,813,225
Monsanto Co.	112,978	12,714,544
Sherwin-Williams Co. (The)	71,617	20,375,037

		37,902,806

Construction Materials — 0.4%
Vulcan Materials Co.	53,290	4,492,347

Consumer Finance — 0.2%
American Express Co.	32,165	2,512,730

Diversified Financial Services — 2.0%
Intercontinental Exchange, Inc.	85,845	20,025,063
Moody’s Corp.	54,533	5,660,525

		25,685,588

Electrical Equipment — 1.0%
AMETEK, Inc.	230,674	12,119,612

Energy Equipment & Services — 0.5%
Schlumberger Ltd.	83,631	6,978,171

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	77,257	11,704,049
CVS Health Corp.	178,626	18,435,989

		30,140,038

Food Products — 1.9%
Danone SA (France)	97,943	6,602,100
Mead Johnson Nutrition Co.	99,320	9,984,640

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	201,755	$7,281,338

		23,868,078

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	278,241	12,890,906
C.R. Bard, Inc.	23,086	3,863,442
Cooper Cos., Inc. (The)	29,979	5,618,664
Medtronic PLC	179,518	14,000,609

		36,373,621

Health Care Providers & Services — 1.4%
McKesson Corp.	78,285	17,708,067

Health Care Technology — 0.9%
Cerner Corp.*	155,154	11,366,582

Hotels, Restaurants & Leisure — 3.2%
Hilton Worldwide Holdings, Inc.*	223,298	6,614,087
Las Vegas Sands Corp.	46,266	2,546,481
Marriott International, Inc. (Class A Stock)	110,326	8,861,384
Starbucks Corp.	177,973	16,854,043
Wynn Resorts Ltd.	29,316	3,690,298
Yum! Brands, Inc.	17,204	1,354,299

		39,920,592

Household Products — 1.1%
Colgate-Palmolive Co.	207,220	14,368,635

Industrial Conglomerates — 3.4%
Danaher Corp.	345,457	29,329,299
Roper Industries, Inc.	77,398	13,312,456

		42,641,755

Internet & Catalog Retail — 3.4%
Amazon.com, Inc.*	26,336	9,799,626
Netflix, Inc.*	26,637	11,099,372
Priceline Group, Inc. (The)*	19,441	22,632,240

		43,531,238

Internet Software & Services — 9.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	16,703	1,390,358
Facebook, Inc. (Class A Stock)*	399,315	32,829,683
Google, Inc. (Class A Stock)*	56,889	31,556,328
Google, Inc. (Class C Stock)*	50,425	27,632,900
LinkedIn Corp. (Class A Stock)*	60,600	15,141,516
Twitter, Inc.*	118,785	5,948,753
Yahoo!, Inc.*	150,042	6,667,116

		121,166,654

IT Services — 8.1%
Cognizant Technology Solutions Corp. (Class A Stock)*	333,682	20,818,420
FleetCor Technologies, Inc.*	73,692	11,121,597
MasterCard, Inc. (Class A Stock)	341,591	29,510,046
Visa, Inc. (Class A Stock)(a)	624,116	40,823,428

		102,273,491

Life Sciences Tools & Services — 2.4%
Thermo Fisher Scientific, Inc.	224,675	30,182,839

Machinery — 0.4%
Colfax Corp.*(a)	93,810	4,477,551

Media — 3.7%
Comcast Corp. (Special Class A Stock)	273,072	15,309,782

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Discovery Communications, Inc. (Class C Stock)*	41,401	$1,220,294
Time Warner, Inc.	153,122	12,929,622
Twenty-First Century Fox, Inc. (Class A Stock)	491,621	16,636,455
Walt Disney Co. (The)	13,125	1,376,681

		47,472,834

Multiline Retail — 1.9%
Burlington Stores, Inc.*	88,487	5,257,898
Dollar General Corp.*	119,575	9,013,563
Dollar Tree, Inc.*	119,227	9,674,675

		23,946,136

Oil, Gas & Consumable Fuels — 1.4%
Anadarko Petroleum Corp.	89,839	7,439,568
Concho Resources, Inc.*	18,660	2,163,067
Noble Energy, Inc.	86,589	4,234,202
Pioneer Natural Resources Co.	27,499	4,496,361

		18,333,198

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	82,420	6,854,047

Pharmaceuticals — 5.7%
Actavis PLC*(a)	98,019	29,172,415
Bristol-Myers Squibb Co.	326,377	21,051,317
Merck & Co., Inc.	108,371	6,229,165
Valeant Pharmaceuticals International, Inc.*	51,060	10,141,537
Zoetis, Inc.	127,261	5,890,912

		72,485,346

Professional Services — 0.8%
Equifax, Inc.	66,063	6,143,859
Verisk Analytics, Inc. (Class A Stock)*	60,530	4,321,842

		10,465,701

Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	240,875	22,678,381

Real Estate Management & Development — 0.4%
Realogy Holdings Corp.*	100,230	4,558,460

Road & Rail — 1.5%
Canadian Pacific Railway Ltd. (Canada)	43,681	7,980,519
Kansas City Southern	12,221	1,247,520
Union Pacific Corp.	93,191	10,093,517

		19,321,556

Semiconductors & Semiconductor Equipment — 1.5%
Avago Technologies Ltd. (Singapore)	82,270	10,446,645
Broadcom Corp. (Class A Stock)	125,039	5,413,563
NXP Semiconductor NV (Netherlands)*	31,094	3,120,594

		18,980,802

Software — 4.1%
Adobe Systems, Inc.*	173,886	12,857,131
Intuit, Inc.	45,600	4,421,376
Oracle Corp.	358,314	15,461,249
salesforce.com, Inc.*	292,813	19,562,837

		52,302,593

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail — 6.0%
AutoZone, Inc.*	16,708	$11,397,529
L Brands, Inc.	104,946	9,895,358
Ross Stores, Inc.	249,764	26,315,135
Tiffany & Co.	21,669	1,907,089
TJX Cos., Inc. (The)	254,252	17,810,353
Tractor Supply Co.	91,442	7,778,056
Urban Outfitters, Inc.*	33,055	1,508,961

		76,612,481

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	376,949	46,903,764
EMC Corp.	652,936	16,689,044

		63,592,808

Textiles, Apparel & Luxury Goods — 2.7%
LVMH Moet Hennessy Louis Vuitton SA (France)	46,458	8,175,790
NIKE, Inc. (Class B Stock)	88,621	8,891,345
PVH Corp.	24,567	2,617,860
VF Corp.	191,814	14,445,512

		34,130,507

Tobacco — 0.2%
Philip Morris International, Inc	30,426	2,291,991

TOTAL LONG-TERM INVESTMENTS (cost $948,490,066)		1,248,373,684

SHORT-TERM INVESTMENT — 3.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $44,031,193; includes $26,207,758 of cash collateral received for securities on loan)(b)(w)	44,031,193	44,031,193

TOTAL INVESTMENTS — 102.0% (cost $992,521,259)		1,292,404,877
Liabilities in excess of other assets — (2.0)%		(25,895,146)

NET ASSETS — 100.0%		$1,266,509,731

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,400,175; cash collateral of $26,207,758 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$17,299,419	$—	$—
Air Freight & Logistics	4,749,478	—	—
Airlines	6,448,420	—	—
Beverages	12,452,715	5,877,419	—
Biotechnology	91,440,806	—	—
Capital Markets	28,368,191	—	—
Chemicals	37,902,806	—	—
Construction Materials	4,492,347	—	—
Consumer Finance	2,512,730	—	—
Diversified Financial Services	25,685,588	—	—
Electrical Equipment	12,119,612	—	—
Energy Equipment & Services	6,978,171	—	—
Food & Staples Retailing	30,140,038	—	—
Food Products	17,265,978	6,602,100	—
Health Care Equipment & Supplies	36,373,621	—	—
Health Care Providers & Services	17,708,067	—	—
Health Care Technology	11,366,582	—	—
Hotels, Restaurants & Leisure	39,920,592	—	—
Household Products	14,368,635	—	—
Industrial Conglomerates	42,641,755	—	—
Internet & Catalog Retail	43,531,238	—	—
Internet Software & Services	121,166,654	—	—
IT Services	102,273,491	—	—
Life Sciences Tools & Services	30,182,839	—	—
Machinery	4,477,551	—	—
Media	47,472,834	—	—
Multiline Retail	23,946,136	—	—
Oil, Gas & Consumable Fuels	18,333,198	—	—
Personal Products	6,854,047	—	—
Pharmaceuticals	72,485,346	—	—
Professional Services	10,465,701	—	—
Real Estate Investment Trusts (REITs)	22,678,381	—	—
Real Estate Management & Development	4,558,460	—	—
Road & Rail	19,321,556	—	—
Semiconductors & Semiconductor Equipment	18,980,802	—	—
Software	52,302,593	—	—
Specialty Retail	76,612,481	—	—
Technology Hardware, Storage & Peripherals	63,592,808	—	—
Textiles, Apparel & Luxury Goods	25,954,717	8,175,790	—
Tobacco	2,291,991	—	—
Affiliated Money Market Mutual Fund	44,031,193	—	—

Total	$1,271,749,568	$20,655,309	$—

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 98.7%
Aerospace & Defense — 7.3%
Honeywell International, Inc.	133,278	$13,902,228
Lockheed Martin Corp.	66,612	13,519,572
Northrop Grumman Corp.	34,006	5,473,606
United Technologies Corp.	111,701	13,091,357

		45,986,763

Air Freight & Logistics — 1.3%
United Parcel Service, Inc. (Class B Stock)	86,012	8,338,003

Auto Components — 1.8%
Delphi Automotive PLC (United Kingdom)	61,592	4,911,346
Johnson Controls, Inc.	124,615	6,285,581

		11,196,927

Banks — 10.5%
Citigroup, Inc.	41,420	2,133,958
JPMorgan Chase & Co.	436,629	26,450,985
PNC Financial Services Group, Inc.	56,325	5,251,743
U.S. Bancorp	271,261	11,845,968
Wells Fargo & Co.	375,134	20,407,290

		66,089,944

Beverages — 1.5%
Diageo PLC (United Kingdom)	288,834	7,981,701
Dr. Pepper Snapple Group, Inc.	15,439	1,211,653

		9,193,354

Capital Markets — 6.1%
Bank of New York Mellon Corp. (The)	189,446	7,623,307
BlackRock, Inc.	17,216	6,298,301
Franklin Resources, Inc.	141,229	7,247,872
Goldman Sachs Group, Inc. (The)	62,429	11,734,779
State Street Corp.	77,027	5,663,795

		38,568,054

Chemicals — 1.7%
E.I. du Pont de Nemours & Co.	20,573	1,470,352
PPG Industries, Inc.	39,862	8,990,475

		10,460,827

Commercial Services & Supplies — 1.2%
Tyco International PLC	179,248	7,718,419

Consumer Finance — 0.6%
American Express Co.	44,452	3,472,590

Containers & Packaging — 0.5%
Crown Holdings, Inc.*	61,052	3,298,029

Diversified Financial Services — 1.3%
McGraw Hill Financial, Inc.	30,485	3,152,149
NASDAQ OMX Group, Inc. (The)	97,315	4,957,226

		8,109,375

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	50,595	1,651,927
Verizon Communications, Inc.	221,703	10,781,417

		12,433,344

Electric Utilities — 0.7%
Duke Energy Corp.	54,073	4,151,725

Electrical Equipment — 0.8%
Eaton Corp. PLC	78,437	5,329,010

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services — 0.8%
Baker Hughes, Inc.	19,339	$1,229,574
Schlumberger Ltd.	47,014	3,922,848

		5,152,422

Food & Staples Retailing — 2.0%
CVS Health Corp.	119,319	12,314,914

Food Products — 4.2%
Archer-Daniels-Midland Co.	8,802	417,215
Danone SA (France)	68,159	4,594,433
General Mills, Inc.	171,198	9,689,807
Kellogg Co.	22,583	1,489,349
Nestle SA (Switzerland)	133,144	10,026,068

		26,216,872

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	170,364	7,892,964
Medtronic PLC	161,145	12,567,699
St. Jude Medical, Inc.	63,964	4,183,246

		24,643,909

Health Care Providers & Services — 1.1%
Express Scripts Holding Co.*	77,695	6,741,595

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	51,171	4,986,102

Household Durables — 0.2%
Newell Rubbermaid, Inc.	28,131	1,099,078

Household Products — 0.5%
Procter & Gamble Co. (The)	37,788	3,096,349

Industrial Conglomerates — 3.4%
3M Co.	78,344	12,922,843
Danaher Corp.	98,351	8,350,000

		21,272,843

Insurance — 7.5%
ACE Ltd.	62,499	6,968,013
AON PLC	76,873	7,389,033
Chubb Corp. (The)	54,142	5,473,756
MetLife, Inc.	265,003	13,395,902
Travelers Cos., Inc. (The)	124,854	13,500,463

		46,727,167

IT Services — 5.2%
Accenture PLC (Class A Stock)	167,698	15,711,626
Fidelity National Information Services, Inc.	49,851	3,392,859
Fiserv, Inc.*	60,781	4,826,011
International Business Machines Corp.	53,372	8,566,206

		32,496,702

Leisure Products — 0.6%
Hasbro, Inc.(a)	46,801	2,959,695
Mattel, Inc.	23,521	537,455

		3,497,150

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	53,661	7,208,819

Machinery — 1.5%
Illinois Tool Works, Inc.	45,829	4,451,829
Pentair PLC (United Kingdom)(a)	36,469	2,293,535
Stanley Black & Decker, Inc.	29,987	2,859,560

		9,604,924

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media — 4.5%
Comcast Corp. (Special Class A Stock)	127,706	$7,159,837
Omnicom Group, Inc.(a)	95,471	7,444,829
Time Warner, Inc.	62,633	5,288,731
Time, Inc.	6,659	149,428
Viacom, Inc. (Class B Stock)	52,019	3,552,898
Walt Disney Co. (The)	42,777	4,486,880

		28,082,603

Multiline Retail — 2.0%
Kohl’s Corp.	21,330	1,669,073
Target Corp.	134,384	11,028,895

		12,697,968

Oil, Gas & Consumable Fuels — 4.7%
Chevron Corp.	81,779	8,585,159
EOG Resources, Inc.	38,922	3,568,758
Exxon Mobil Corp.	130,662	11,106,270
Occidental Petroleum Corp.	85,117	6,213,541

		29,473,728

Pharmaceuticals — 8.4%
Johnson & Johnson	211,413	21,268,148
Merck & Co., Inc.	146,573	8,425,016
Novartis AG (Switzerland)	21,288	2,101,136
Pfizer, Inc.	546,025	18,996,210
Roche Holding AG (Switzerland)	6,107	1,678,155

		52,468,665

Professional Services — 0.2%
Equifax, Inc.	15,670	1,457,310

Road & Rail — 0.6%
Canadian National Railway Co. (Canada)	54,658	3,654,980

Semiconductors & Semiconductor Equipment — 1.2%
Texas Instruments, Inc.	136,163	7,786,481

Software — 1.0%
Oracle Corp.	142,309	6,140,633

Specialty Retail — 0.8%
Advance Auto Parts, Inc.	20,789	3,111,905
Bed Bath & Beyond, Inc.*	21,938	1,684,290

		4,796,195

Tobacco — 4.7%
Altria Group, Inc.	50,660	2,534,013
Imperial Tobacco Group PLC (United Kingdom)	28,535	1,251,718
Lorillard, Inc.	101,915	6,660,145
Philip Morris International, Inc.	249,595	18,801,991

		29,247,867

Wireless Telecommunication Services — 0.5%
Vodafone Group PLC (United Kingdom)	1,021,289	3,341,975

TOTAL COMMON STOCKS (cost $504,122,016)		618,553,615

	Shares	Value
PREFERRED STOCK — 0.1%
Aerospace & Defense
United Technologies Corp., CVT, 7.500% (cost $533,966)	9,530	$586,476

TOTAL LONG-TERM INVESTMENTS (cost $504,655,982)		619,140,091

SHORT-TERM INVESTMENT — 2.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $14,391,302; includes $11,535,360 of cash collateral received for securities on loan)(b)(w)	14,391,302	14,391,302

TOTAL INVESTMENTS — 101.1% (cost $519,047,284)		633,531,393
Liabilities in excess of other assets — (1.1)%		(6,627,868)

NET ASSETS — 100.0%		$626,903,525

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,254,029; cash collateral of $11,535,360 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$45,986,763	$—	$—
Air Freight & Logistics	8,338,003	—	—
Auto Components	11,196,927	—	—
Banks	66,089,944	—	—
Beverages	1,211,653	7,981,701	—
Capital Markets	38,568,054	—	—
Chemicals	10,460,827	—	—
Commercial Services & Supplies	7,718,419	—	—
Consumer Finance	3,472,590	—	—
Containers & Packaging	3,298,029	—	—
Diversified Financial Services	8,109,375	—	—
Diversified Telecommunication Services	12,433,344	—	—
Electric Utilities	4,151,725	—	—
Electrical Equipment	5,329,010	—	—
Energy Equipment & Services	5,152,422	—	—
Food & Staples Retailing	12,314,914	—	—
Food Products	11,596,371	14,620,501	—
Health Care Equipment & Supplies	24,643,909	—	—
Health Care Providers & Services	6,741,595	—	—
Hotels, Restaurants & Leisure	4,986,102	—	—
Household Durables	1,099,078	—	—
Household Products	3,096,349	—	—
Industrial Conglomerates	21,272,843	—	—
Insurance	46,727,167	—	—
IT Services	32,496,702	—	—
Leisure Products	3,497,150	—	—
Life Sciences Tools & Services	7,208,819	—	—
Machinery	9,604,924	—	—
Media	28,082,603	—	—
Multiline Retail	12,697,968	—	—
Oil, Gas & Consumable Fuels	29,473,728	—	—
Pharmaceuticals	48,689,374	3,779,291	—
Professional Services	1,457,310	—	—
Road & Rail	3,654,980	—	—
Semiconductors & Semiconductor Equipment	7,786,481	—	—
Software	6,140,633	—	—
Specialty Retail	4,796,195	—	—
Tobacco	27,996,149	1,251,718	—
Wireless Telecommunication Services	—	3,341,975	—
Preferred Stock
Aerospace & Defense	586,476	—	—
Affiliated Money Market Mutual Fund	14,391,302	—	—

Total	$602,556,207	$30,975,186	$—

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS
Aerospace & Defense — 3.4%
Huntington Ingalls Industries, Inc.	45,554	$6,384,393
TransDigm Group, Inc.	43,657	9,548,659

		15,933,052

Auto Components — 4.3%
BorgWarner, Inc.	73,003	4,415,221
Dana Holding Corp.	420,200	8,891,432
Delphi Automotive PLC (United Kingdom)	87,000	6,937,380

		20,244,033

Banks — 6.4%
CIT Group, Inc.	202,900	9,154,848
Fifth Third Bancorp	291,921	5,502,711
KeyCorp	219,034	3,101,521
M&T Bank Corp.(a)	75,800	9,626,600
TCF Financial Corp.	164,660	2,588,455

		29,974,135

Building Products — 0.5%
Masco Corp.	83,666	2,233,882

Capital Markets — 2.0%
Eaton Vance Corp.	48,500	2,019,540
Northern Trust Corp.	25,664	1,787,498
Raymond James Financial, Inc.	47,651	2,705,624
Stifel Financial Corp.*	50,165	2,796,699

		9,309,361

Chemicals — 5.4%
Ashland, Inc.	97,800	12,450,918
CF Industries Holdings, Inc.	11,295	3,204,166
Eastman Chemical Co.	43,001	2,978,249
Scotts Miracle-Gro Co. (The) (Class A Stock)	27,356	1,837,503
Valspar Corp. (The)	54,742	4,599,970

		25,070,806

Commercial Services & Supplies — 1.6%
Republic Services, Inc.	69,400	2,814,864
Steelcase, Inc. (Class A Stock)	247,600	4,689,544

		7,504,408

Communications Equipment — 0.5%
EchoStar Corp. (Class A Stock)*	44,415	2,297,144

Containers & Packaging — 3.7%
Owens-Illinois, Inc.*	286,100	6,671,852
Sealed Air Corp.	85,608	3,900,300
Sonoco Products Co.	150,401	6,837,229

		17,409,381

Diversified Financial Services — 0.9%
Intercontinental Exchange, Inc.	18,137	4,230,818

Electric Utilities — 3.2%
Great Plains Energy, Inc.	213,800	5,704,184
Pinnacle West Capital Corp.	145,800	9,294,750

		14,998,934

Electronic Equipment, Instruments & Components — 1.9%
Flextronics International Ltd.*	218,176	2,765,381
Keysight Technologies, Inc.*	167,100	6,207,765

		8,973,146

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services — 1.6%
Nabors Industries Ltd.	100,221	$1,368,017
SEACOR Holdings, Inc.*(a)	86,300	6,012,521

		7,380,538

Gas Utilities — 0.6%
UGI Corp.	85,950	2,801,111

Health Care Equipment & Supplies — 0.5%
C.R. Bard, Inc.	14,210	2,378,044

Health Care Providers & Services — 4.6%
Express Scripts Holding Co.*	60,591	5,257,481
Humana, Inc.	15,453	2,750,943
Laboratory Corp. of America Holdings*	7,679	968,245
MEDNAX, Inc.*	43,355	3,143,671
Universal Health Services, Inc. (Class B Stock)	79,800	9,393,258

		21,513,598

Hotels, Restaurants & Leisure — 5.5%
Darden Restaurants, Inc.	175,202	12,148,507
International Game Technology	69,106	1,203,135
Royal Caribbean Cruises Ltd.	38,700	3,167,595
Wyndham Worldwide Corp.	103,000	9,318,410

		25,837,647

Household Durables — 2.2%
D.R. Horton, Inc.	360,759	10,274,416

Insurance — 10.6%
Allstate Corp. (The)	170,800	12,155,836
Endurance Specialty Holdings Ltd.	86,700	5,300,838
FNF Group	184,700	6,789,572
HCC Insurance Holdings, Inc.	109,000	6,177,030
Lincoln National Corp.	213,587	12,272,709
Progressive Corp. (The)	83,934	2,283,005
Reinsurance Group of America, Inc.	26,781	2,495,721
RenaissanceRe Holdings Ltd.	21,452	2,139,408

		49,614,119

Internet Software & Services — 0.6%
Akamai Technologies, Inc.*	40,302	2,863,256

IT Services — 3.7%
Computer Sciences Corp.	178,583	11,657,898
Convergys Corp.	146,779	3,356,836
Global Payments, Inc.	26,314	2,412,468

		17,427,202

Leisure Products — 3.0%
Brunswick Corp.	233,062	11,991,040
Mattel, Inc.	86,183	1,969,282

		13,960,322

Machinery — 3.4%
Cummins, Inc.	35,219	4,882,762
Dover Corp.(a)	84,500	5,840,640
Joy Global, Inc.	33,886	1,327,653
Snap-on, Inc.	25,932	3,813,560

		15,864,615

Metals & Mining — 0.4%
Allegheny Technologies, Inc.	55,426	1,663,334

Multiline Retail — 2.2%
Nordstrom, Inc.	129,300	10,385,376

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities — 2.4%
Integrys Energy Group, Inc.	25,012	$1,801,364
PG&E Corp.	179,100	9,504,837

		11,306,201

Oil, Gas & Consumable Fuels — 4.5%
Energen Corp.	43,500	2,871,000
Murphy Oil Corp.	179,184	8,349,974
Newfield Exploration Co.*	67,591	2,371,768
ONEOK, Inc.	24,849	1,198,716
QEP Resources, Inc.	250,200	5,216,670
Whiting Petroleum Corp.*	31,657	978,201

		20,986,329

Real Estate Investment Trusts (REITs) — 7.6%
Alexandria Real Estate Equities, Inc.	29,137	2,856,591
American Tower Corp.	56,984	5,365,044
AvalonBay Communities, Inc.	33,800	5,889,650
Boston Properties, Inc.	17,667	2,481,860
CBL & Associates Properties, Inc.	308,700	6,112,260
Duke Realty Corp.	286,412	6,235,189
EPR Properties	50,400	3,025,512
MFA Financial, Inc.	488,900	3,842,754

		35,808,860

Real Estate Management & Development — 0.7%
CBRE Group, Inc. (Class A Stock)*	81,593	3,158,465

Road & Rail — 2.8%
CSX Corp.	111,967	3,708,347
Werner Enterprises, Inc.	303,600	9,536,076

		13,244,423

Semiconductors & Semiconductor Equipment — 1.2%
ON Semiconductor Corp.*	248,808	3,013,065
Xilinx, Inc.	65,639	2,776,530

		5,789,595

Software — 3.0%
Activision Blizzard, Inc.	136,159	3,094,213
FactSet Research Systems, Inc.	23,168	3,688,346
Intuit, Inc.	46,798	4,537,534
Synopsys, Inc.*	58,879	2,727,275

		14,047,368

Specialty Retail — 1.2%
TJX Cos., Inc. (The)	81,940	5,739,897

Thrifts & Mortgage Finance — 0.3%
Astoria Financial Corp.	102,225	1,323,814

Trading Companies & Distributors — 0.4%
GATX Corp.	34,658	2,009,471

TOTAL LONG-TERM INVESTMENTS (cost $331,256,417)		453,557,101

	Shares	Value
SHORT-TERM INVESTMENT — 4.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $20,896,705; includes $4,657,823 of cash collateral for securities on loan)(b)(w)	20,896,705	$20,896,705

TOTAL INVESTMENTS — 101.3% (cost $352,153,122)		474,453,806
Liabilities in excess of other assets — (1.3)%		(6,179,851)

NET ASSETS — 100.0%		$468,273,955

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $ 4,535,756; cash collateral of $ 4,657,823 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$15,933,052	$—	$—
Auto Components	20,244,033	—	—
Banks	29,974,135	—	—
Building Products	2,233,882	—	—
Capital Markets	9,309,361	—	—
Chemicals	25,070,806	—	—
Commercial Services & Supplies	7,504,408	—	—
Communications Equipment	2,297,144	—	—
Containers & Packaging	17,409,381	—	—
Diversified Financial Services	4,230,818	—	—
Electric Utilities	14,998,934	—	—
Electronic Equipment, Instruments & Components	8,973,146	—	—
Energy Equipment & Services	7,380,538	—	—
Gas Utilities	2,801,111	—	—
Health Care Equipment & Supplies	2,378,044	—	—
Health Care Providers & Services	21,513,598	—	—
Hotels, Restaurants & Leisure	25,837,647	—	—
Household Durables	10,274,416	—	—
Insurance	49,614,119	—	—
Internet Software & Services	2,863,256	—	—
IT Services	17,427,202	—	—
Leisure Products	13,960,322	—	—
Machinery	15,864,615	—	—
Metals & Mining	1,663,334	—	—
Multiline Retail	10,385,376	—	—
Multi-Utilities	11,306,201	—	—
Oil, Gas & Consumable Fuels	20,986,329	—	—
Real Estate Investment Trusts (REITs)	35,808,860	—	—
Real Estate Management & Development	3,158,465	—	—
Road & Rail	13,244,423	—	—
Semiconductors & Semiconductor Equipment	5,789,595	—	—
Software	14,047,368	—	—
Specialty Retail	5,739,897	—	—
Thrifts & Mortgage Finance	1,323,814	—	—
Trading Companies & Distributors	2,009,471	—	—
Affiliated Money Market Mutual Fund	20,896,705	—	—

Total	$474,453,806	$—	$—

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT — 20.1%
Bank of America NA	0.250%		05/12/15	4,000	$4,000,000
Bank of America NA	0.262%	(c)	08/03/15	7,000	7,000,000
Bank of Montreal	0.190%		04/16/15	11,000	11,000,000
Bank of Montreal	0.272%	(c)	06/03/15	3,000	3,000,000
Bank of Montreal	0.383%	(c)	02/22/16	5,000	5,003,218
Bank of Nova Scotia	0.317%	(c)	03/10/16	8,000	8,000,000
Bank of Nova Scotia	0.372%	(c)	01/11/16	10,000	10,005,639
Bank of Nova Scotia	0.407%	(c)	07/17/15	1,750	1,750,667
Bank of Tokyo-Mitsubishi UFJ Ltd	0.314%	(c)	08/25/15	5,700	5,700,000
BNP Paribas SA	0.495%	(c)	04/10/15	11,000	11,000,000
Canadian Imperial Bank of Commerce	0.247%	(c)	06/17/15	1,400	1,400,065
Canadian Imperial Bank of Commerce	0.255%	(c)	05/06/15	3,000	3,000,000
Canadian Imperial Bank of Commerce	0.357%	(c)	11/16/15	3,000	3,000,989
Citibank NA	0.180%		06/08/15	8,000	8,000,000
DNB Bank ASA	0.200%		06/01/15	10,000	10,000,000
DNB Bank ASA	0.210%		06/05/15	10,000	10,000,000
DNB Bank ASA	0.298%	(c)	09/12/15	3,000	3,000,000
Mizuho Bank Ltd.	0.270%		06/15/15	1,000	1,000,000
Rabobank Nederland	0.303%	(c)	04/14/15	9,000	9,000,000
Rabobank Nederland	0.311%	(c)	05/29/15	3,000	3,000,020
Royal Bank of Canada	0.297%	(c)	12/11/15	6,000	6,000,000
State Street Bank & Trust Co.	0.281%	(c)	10/01/15	9,000	9,000,000
Sumitomo Mitsui Banking Corp.	0.230%		05/15/15	5,000	5,000,182
Sumitomo Mitsui Banking Corp.	0.240%		05/04/15	9,000	9,000,000
Sumitomo Mitsui Banking Corp.	0.250%		04/29/15	5,000	5,000,077
Sumitomo Mitsui Banking Corp.	0.260%		04/10/15	2,000	2,000,000
Svenska Handelsbanken AB	0.185%		05/06/15	5,000	5,000,024
Svenska Handelsbanken AB	0.225%		07/13/15	4,000	4,000,286
Toronto-Dominion Bank (The)	0.180%		06/08/15	5,000	5,000,000
Toronto-Dominion Bank (The)	0.180%		06/18/15	4,000	4,000,000
Toronto-Dominion Bank (The)	0.265%	(c)	10/06/15	12,000	12,000,000
U.S. Bank National Assoc.	0.236%	(c)	07/27/15	13,000	13,000,000
U.S. Bank National Assoc.	0.273%	(c)	10/30/15	6,000	6,000,000
Wells Fargo Bank NA	0.258%	(c)	05/12/15	3,000	3,000,000
Wells Fargo Bank NA	0.307%	(c)	04/04/16	3,000	3,000,000

					208,861,167

COMMERCIAL PAPER — 21.6%
Caisse Centrale Desjardins du Quebec, 144A	0.257%	(c)	10/22/15	10,000	10,000,000
CDP Financial, Inc., 144A(n)	0.180%		04/06/15	6,000	5,999,850
CDP Financial, Inc., 144A(n)	0.180%		04/15/15	15,000	14,998,950
Commonwealth Bank of Australia, 144A	0.253%	(c)	04/23/15	11,000	11,000,000
CPPIB Capital, Inc., 144A(n)	0.140%		05/19/15	8,000	7,998,507
CPPIB Capital, Inc., 144A(n)	0.160%		04/06/15	9,000	8,999,800
DNB Bank ASA, 144A(n)	0.200%		06/01/15	2,900	2,899,017
European Investment Bank(n)	0.147%		05/20/15	8,000	7,998,399
General Electric Capital Corp.(n)	0.200%		04/20/15	6,000	5,999,367
HSBC Bank PLC, 144A	0.245%	(c)	05/07/15	4,000	4,000,000
HSBC Bank PLC, 144A	0.276%	(c)	11/20/15	4,000	4,000,000
Illinois Tool Works, 144A(n)	0.100%		04/01/15	22,000	22,000,000
International Finance Corp.(n)	0.090%		04/20/15	10,000	9,999,525
International Finance Corp.(n)	0.100%		04/07/15	3,000	2,999,950
International Finance Corp.(n)	0.100%		04/28/15	4,350	4,349,674
International Finance Corp.(n)	0.100%		06/01/15	2,000	1,999,661
JPMorgan Securities LLC, 144A	0.356%	(c)	10/20/15	7,000	7,000,000
JPMorgan Securities LLC, 144A	0.375%	(c)	08/07/15	6,000	6,000,000
PNC Bank NA(n)	0.200%		06/08/15	4,000	3,998,489
PNC Bank NA(n)	0.280%		07/01/15	1,000	999,292
PNC Bank NA	0.310%		05/20/15	4,000	4,000,000

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
PSP Capital, Inc., 144A(n)	0.150%		06/15/15	5,000	$4,998,437
PSP Capital, Inc., 144A(n)	0.180%		04/24/15	1,625	1,624,813
Siemens Capital Co. LLC, 144A(n)	0.130%		04/13/15	4,000	3,999,827
Siemens Capital Co. LLC, 144A(n)	0.130%		04/28/15	5,000	4,999,513
Skandinaviska Enskilda Banken AB, 144A(n)	0.260%		04/14/15	12,500	12,498,826
State Street Corp.(n)	0.200%		04/06/15	7,000	6,999,806
State Street Corp.(n)	0.200%		07/09/15	3,000	2,998,350
Swedbank AB(n)	0.190%		05/04/15	8,000	7,998,607
Toyota Motor Credit Corp.	0.245%	(c)	04/09/15	5,000	5,000,000
Toyota Motor Credit Corp.	0.263%	(c)	10/30/15	2,000	2,000,000
U.S. Bank National Assoc.(n)	0.170%		05/11/15	3,000	2,999,433
United Tech Corp., 144A(n)	0.130%		05/20/15	9,300	9,298,354
United Tech Corp., 144A(n)	0.140%		05/29/15	6,000	5,998,647
Westpac Banking Corp., 144A	0.178%	(c)	04/29/15	5,000	5,000,000
Westpac Banking Corp., 144A	0.255%	(c)	04/09/15	1,500	1,500,018

					225,155,112

OTHER CORPORATE OBLIGATIONS — 5.6%
Bank of Montreal, Sr. Unsec’d. Notes, MTN	0.737%	(c)	09/11/15	1,800	1,803,505
Caisse Centrale Desjardins du Quebec, Co. Gtd. Notes, 144A	0.533%	(c)	10/29/15	7,000	7,009,606
Cisco Systems, Inc., Sr. Unsec’d. Notes	0.312%	(c)	09/03/15	7,000	7,001,433
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.451%	(c)	01/08/16	2,000	2,002,551
International American Development Bank, Sr. Unsec’d. Notes, MTN	0.178%	(c)	07/29/15	4,000	4,000,000
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.175%	(c)	09/14/15	1,000	999,996
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, MTN	0.175%	(c)	08/07/15	9,000	9,000,026
International Finance Corp., Sr. Unsec’d. Notes	0.176%	(c)	08/27/15	3,000	3,000,000
International Finance Corp., Sr. Unsec’d. Notes	2.750%		04/20/15	3,000	3,003,919
KFW, Gov’t Gtd. Notes	0.235%	(c)	07/09/15	2,000	2,000,341
Toronto-Dominion Bank (The), Sr. Unsec’d. Notes, MTN	0.455%	(c)	11/06/15	1,700	1,702,026
Total Capital Canada Ltd., Gtd. Notes	0.633%	(c)	01/15/16	4,000	4,012,336
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.261%	(c)	08/26/15	6,000	6,000,000
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.537%	(c)	07/20/15	7,000	7,005,371

					58,541,110

REPURCHASE AGREEMENT(m) — 5.8%
TD Securities, 0.120%, dated 03/31/15, due 04/01/15 in the amount of $60,000,200 (cost $60,000,000)				60,000	60,000,000

TIME DEPOSITS — 3.5%
Australia & New Zealand Banking Group Ltd.	0.080%		04/01/15	10,000	10,000,000
Australia & New Zealand Banking Group Ltd.	0.260%		04/01/15	16,000	16,000,000
U.S. Bank National Assoc.	0.130%		04/01/15	10,377	10,377,000

					36,377,000

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 39.0%
Federal Farm Credit Bank	0.153%	(c)	02/03/16	4,000	$4,000,176
Federal Farm Credit Bank	0.172%	(c)	10/01/15	5,000	5,000,888
Federal Farm Credit Bank	0.206%	(c)	07/27/15	2,000	2,000,473
Federal Home Loan Bank(n)	0.056%		05/01/15	12,000	11,999,300
Federal Home Loan Bank(n)	0.056%		04/10/15	12,000	11,999,832
Federal Home Loan Bank(n)	0.059%		04/08/15	3,000	2,999,966
Federal Home Loan Bank(n)	0.060%		04/24/15	7,000	6,999,732
Federal Home Loan Bank(n)	0.065%		04/06/15	9,700	9,699,912
Federal Home Loan Bank(n)	0.070%		05/15/15	5,000	4,999,572
Federal Home Loan Bank(n)	0.069%		05/27/15	15,000	14,998,390
Federal Home Loan Bank	0.070%		04/24/15	9,000	8,999,852
Federal Home Loan Bank(n)	0.070%		04/29/15	9,000	8,999,785
Federal Home Loan Bank(n)	0.070%		05/12/15	14,000	13,998,884
Federal Home Loan Bank(n)	0.070%		05/27/15	17,000	16,998,149
Federal Home Loan Bank(n)	0.070%		06/05/15	6,000	5,999,242
Federal Home Loan Bank(n)	0.075%		05/06/15	5,000	4,999,635
Federal Home Loan Bank(n)	0.077%		05/20/15	14,000	13,998,533
Federal Home Loan Bank(n)	0.078%		06/10/15	28,000	27,995,753
Federal Home Loan Bank(n)	0.080%		05/13/15	16,000	15,998,507
Federal Home Loan Bank(n)	0.083%		06/12/15	5,000	4,999,170
Federal Home Loan Bank(n)	0.083%		06/24/15	29,000	28,994,384
Federal Home Loan Bank(n)	0.085%		05/06/15	8,300	8,299,314
Federal Home Loan Bank(n)	0.100%		04/22/15	16,500	16,499,037
Federal Home Loan Bank(n)	0.100%		05/27/15	2,000	1,999,689
Federal Home Loan Bank(n)	0.104%		04/15/15	9,000	8,999,636
Federal Home Loan Bank(n)	0.107%		04/17/15	21,000	20,999,001
Federal Home Loan Bank(n)	0.110%		04/27/15	4,000	3,999,682
Federal Home Loan Bank	0.122%	(c)	04/02/15	6,000	6,000,000
Federal Home Loan Bank	0.123%	(c)	05/12/15	3,000	2,999,977
Federal Home Loan Bank	0.128%	(c)	05/28/15	16,000	15,999,949
Federal Home Loan Bank	0.129%	(c)	06/25/15	7,000	6,999,934
Federal Home Loan Bank	0.135%	(c)	07/10/15	7,000	7,000,000
Federal Home Loan Bank	0.140%	(c)	08/10/15	7,000	6,999,941
Federal Home Loan Bank	0.148%	(c)	01/21/16	7,000	6,999,717
Federal Home Loan Bank	0.149%	(c)	12/24/15	7,000	6,998,814
Federal Home Loan Bank	0.154%	(c)	01/25/16	8,000	8,000,000
Federal Home Loan Bank	0.166%	(c)	09/14/15	7,000	7,000,439
Federal Home Loan Bank	0.170%		06/30/15	1,500	1,500,150
Federal Home Loan Mortgage Corp.	0.137%	(c)	02/18/16	13,000	12,998,248
Federal Home Loan Mortgage Corp.	0.155%	(c)	10/16/15	5,000	5,000,402
Federal Home Loan Mortgage Corp.	0.167%	(c)	07/17/15	13,000	13,001,177
Federal Home Loan Mortgage Corp.	0.168%	(c)	07/21/16	3,000	2,999,817
Federal Home Loan Mortgage Corp.	1.750%		09/10/15	1,000	1,006,943
Federal National Mortgage Assoc.	0.143%	(c)	08/05/15	6,000	6,000,220

					404,982,222

U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Notes	0.125%		04/30/15	16,000	16,000,744
U.S. Treasury Notes	1.750%		07/31/15	17,000	17,094,255
U.S. Treasury Notes	2.500%		04/30/15	15,000	15,028,955

					48,123,954

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Value
TOTAL INVESTMENTS — 100.2% (amortized cost $1,042,040,565)	$1,042,040,565
Liabilities in excess of other assets — (0.2)%	(2,593,308)

NET ASSETS — 100.0%	$1,039,447,257

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(g)	Indicates a security that has been deemed illiquid.

(m)	Repurchase agreements are collateralized by U.S. Treasury Securities (coupon rates 0.00% - 4.50%, maturity dates 08/06/15 - 03/15/18) the aggregate value, including accrued interest, of $61,200,055. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

(n)	Rate quoted represents yield-to-maturity as of purchase date.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$208,861,167	$—
Commercial Paper	—	225,155,112	—
Other Corporate Obligations	—	58,541,110	—
Repurchase Agreement	—	60,000,000	—
Time Deposits	—	36,377,000	—
U.S. Government Agency Obligations	—	404,982,222	—
U.S. Treasury Obligations	—	48,123,954	—

Total	$—	$1,042,040,565	$—

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.4%

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.6%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.536%	(c)	04/10/49	2,405	$2,560,863
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A3	4.095%		09/10/46	2,500	2,769,050
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	7,370	7,840,670
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%		07/10/47	20,000	20,960,440
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS6, Class A4	3.378%		12/10/47	2,000	2,094,242
Commercial Mortgage Trust, Series 2012-LC4, Class A3	3.069%		12/10/44	400	417,958
Commercial Mortgage Trust, Series 2013-CR12, Class A3	3.765%		10/10/46	5,000	5,432,030
Commercial Mortgage Trust, Series 2013-LC13, Class A4	3.916%		08/10/46	2,500	2,740,250
Commercial Mortgage Trust, Series 2014-CR15, Class A3	3.796%		02/10/47	8,000	8,646,544
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	10,000	10,630,020
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	23,000	23,987,620
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	20,000	20,982,220
Commercial Mortgage Trust, Series 2015-CR22, Class A4	3.048%		03/10/48	15,000	15,261,576
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48	10,000	10,233,370
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A3	3.236%		04/15/50	7,500	7,783,008
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	2,000	2,043,600
GS Mortgage Securities Trust, Series 2014-GC18, Class A3	3.801%		01/10/47	10,000	10,811,500
GS Mortgage Securities Trust, Series 2014-GC22, Class A4	3.587%		06/10/47	15,000	15,911,145
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A3	3.928%		01/15/47	10,000	10,949,710
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A3A1	3.538%		09/15/47	15,000	15,921,780
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	461	476,914
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	2,000	2,013,498
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	5.837%	(c)	06/12/50	144	143,832
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A3	3.973%		10/15/46	5,500	6,028,599
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	500	513,383
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.715%	(c)	05/15/43	500	518,605
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	3,296	3,500,770
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%		07/15/46	1,000	1,096,286
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	15,000	15,967,830

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%	04/15/50	15,000	$15,067,257
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A4	3.766%	03/15/47	5,000	5,409,610

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $238,590,599)				248,714,180

CORPORATE BONDS — 88.4%

Aerospace & Defense — 1.4%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A(a)	4.750%	10/07/44	2,675	2,932,934
Esterline Technologies Corp., Gtd. Notes	7.000%	08/01/20	1,000	1,042,500
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800%	03/01/45	14,685	14,597,654
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.850%	04/15/45	3,080	3,031,906
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750%	06/01/43	500	564,049
Northrop Grumman Systems Corp., Gtd. Notes	7.875%	03/01/26	2,000	2,769,848
Raytheon Co., Sr. Unsec’d. Notes	4.875%	10/15/40	2,100	2,437,193
Textron, Inc., Sr. Unsec’d. Notes	3.650%	03/01/21	1,500	1,568,377
Textron, Inc., Sr. Unsec’d. Notes	7.250%	10/01/19	750	891,048
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	10,350	11,479,589
United Technologies Corp., Sr. Unsec’d. Notes	7.500%	09/15/29	3,900	5,701,851

				47,016,949

Airlines — 1.4%
American Airlines 2013-1 Class A Pass-Through Trust, Equipment Trust	4.000%	07/15/25	2,309	2,401,781
American Airlines 2013-2 Class A Pass-Through Trust, Equipment Trust	4.950%	01/15/23	11,306	12,380,112
American Airlines 2015-1 Class A Pass-Through Trust, Equipment Trust	3.375%	05/01/27	9,965	10,039,737
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%	04/19/22	372	418,423
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	08/10/22	605	710,294
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750%	12/17/19	226	260,804
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750%	05/07/20	1,730	1,865,880
Northwest Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	7.027%	11/01/19	2,342	2,714,617
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300%	08/15/25	3,248	3,467,450
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.000%	10/11/27	4,500	4,747,500
United Airlines 2014-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	3.750%	09/03/26	5,500	5,733,750
US Airways 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	3.950%	11/15/25	291	302,186

				45,042,534

Auto Components — 0.3%
Delphi Corp., Gtd. Notes	4.150%	03/15/24	7,000	7,441,511
Johnson Controls, Inc., Sr. Unsec’d. Notes	4.950%	07/02/64	3,170	3,398,782

				10,840,293

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Automobiles — 2.7%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%		03/02/20	15,135	$15,238,932
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A(a)	2.875%		03/10/21	3,500	3,613,697
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.875%		09/15/21	1,359	1,475,814
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	2,000	2,186,746
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28	2,800	3,597,986
Ford Motor Co., Sr. Unsec’d. Notes	7.450%		07/16/31	7,650	10,561,513
Ford Motor Co., Sr. Unsec’d. Notes	7.700%		05/15/97	2,000	2,704,704
Ford Motor Co., Sr. Unsec’d. Notes	9.980%		02/15/47	2,300	3,774,562
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	3.219%		01/09/22	7,350	7,504,813
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	4.375%		08/06/23	500	540,217
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	1,250	1,561,881
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25	800	812,575
General Motors Co., Sr. Unsec’d. Notes	5.000%		04/01/35	10,000	10,670,420
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	6,075	7,442,252
General Motors Financial Co., Inc., Gtd. Notes(a)	2.625%		07/10/17	6,500	6,565,097
General Motors Financial Co., Inc., Gtd. Notes	4.375%		09/25/21	5,000	5,310,450
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A(a)	2.150%		02/26/20	5,760	5,794,168

					89,355,827

Banks — 6.4%
Bank of America Corp., Jr. Sub. Notes	6.100%	(c)	12/31/49	6,300	6,390,563
Bank of America Corp., Jr. Sub. Notes	6.250%	(c)	12/31/49	5,075	5,170,156
Bank of America Corp., Jr. Sub. Notes(a)	6.500%	(c)	12/31/49	2,000	2,115,000
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.875%		04/01/44	5,725	6,443,654
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	5.000%		01/21/44	4,785	5,492,328
Bank of America Corp., Sub. Notes	6.110%		01/29/37	1,000	1,217,691
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	10,300	10,383,358
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	6,650	6,879,864
Barclays PLC (United Kingdom), Sub. Notes(a)	4.375%		09/11/24	6,275	6,346,736
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%		02/19/19	1,200	1,188,000
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	300	312,000
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.950%		11/07/43	4,065	4,697,494
Citigroup, Inc., Sr. Unsec’d. Notes	5.875%		01/30/42	5,000	6,379,220
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%		02/15/98	2,825	3,991,290
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,000	3,146,160
Citigroup, Inc., Sub. Notes(a)	4.300%		11/20/26	7,500	7,757,183
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	5,200	5,844,966
Citigroup, Inc., Sub. Notes	6.675%		09/13/43	2,400	3,200,294
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	725	766,822
First Tennessee Bank NA, Sr. Unsec’d. Notes	2.950%		12/01/19	1,335	1,354,028
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.700%	(c)	12/31/49	3,325	3,420,594
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	225	232,734
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	700	817,151
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	2,000	2,606,952
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	2,200	2,325,074

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	4.800%		07/08/44	5,500	$6,108,245
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	2,000	2,334,324
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	6.750%		10/01/37	9,660	12,684,092
HSBC Holdings PLC (United Kingdom), Sub. Notes	5.250%		03/14/44	1,330	1,514,371
Intesa Sanpaolo SpA (Italy), Gtd. Notes	2.375%		01/13/17	814	823,706
JPMorgan Chase & Co., Jr. Sub. Notes(a)	5.000%	(c)	12/31/49	7,000	6,877,150
JPMorgan Chase & Co., Jr. Sub. Notes(a)	5.150%	(c)	12/31/49	1,800	1,757,250
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%	(c)	12/31/49	6,000	6,180,000
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	4,400	4,735,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	150	164,995
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.850%		02/01/44	2,600	2,967,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	250	299,351
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41	1,100	1,345,911
JPMorgan Chase & Co., Sub. Notes(a)	4.125%		12/15/26	9,450	9,796,796
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	1,875	2,249,004
Morgan Stanley, Jr. Sub. Notes(a)	5.450%	(c)	12/31/49	3,675	3,702,563
Morgan Stanley, Jr. Sub. Notes	5.550%	(c)	12/31/49	5,215	5,267,150
Morgan Stanley, Sr. Unsec’d. Notes	3.700%		10/23/24	7,120	7,423,184
Morgan Stanley, Sr. Unsec’d. Notes	4.300%		01/27/45	900	932,604
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	8,600	11,469,966
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	5.500%		07/28/21	300	348,020
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	105	109,275
Morgan Stanley, Sub. Notes, MTN	4.350%		09/08/26	2,600	2,725,486
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22	120	131,059
Morgan Stanley, Sub. Notes, MTN	5.000%		11/24/25	1,000	1,104,655
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	2,500	2,644,120
Northern Trust Corp., Sub. Notes(a)	3.950%		10/30/25	3,550	3,813,694
People’s United Bank, Sub. Notes	4.000%		07/15/24	3,445	3,534,529
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	6,750	8,173,575
Wells Fargo & Co., Sub. Notes, MTN	4.125%		08/15/23	1,500	1,601,094

					211,297,981

Beverages — 1.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)	4.000%		01/17/43	1,700	1,729,085
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)	4.625%		02/01/44	15,700	17,402,335
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	5.000%		04/15/20	225	256,659
Coca-Cola Co. (The), Sr. Unsec’d. Notes	2.500%		04/01/23	1,200	1,205,695
Coca-Cola Co. (The), Sr. Unsec’d. Notes	3.200%		11/01/23	3,550	3,718,426
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	5.250%		11/26/43	2,400	2,814,720
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18	250	263,420
Constellation Brands, Inc., Gtd. Notes	4.250%		05/01/23	1,500	1,543,125
PepsiCo, Inc., Sr. Unsec’d. Notes	2.750%		03/01/23	750	758,021
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.200%		08/01/18	5,500	5,563,629

					35,255,115

Biotechnology — 1.4%
Amgen, Inc., Sr. Unsec’d. Notes(a)	3.625%		05/22/24	6,000	6,309,882
Amgen, Inc., Sr. Unsec’d. Notes	3.875%		11/15/21	500	538,001

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology (cont’d.)
Amgen, Inc., Sr. Unsec’d. Notes	4.950%		10/01/41	2,270	$2,549,003
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	10,305	11,868,887
Amgen, Inc., Sr. Unsec’d. Notes(a)	5.650%		06/15/42	5,400	6,617,479
Amgen, Inc., Sr. Unsec’d. Notes	5.750%		03/15/40	1,580	1,920,553
Celgene Corp., Sr. Unsec’d. Notes	4.625%		05/15/44	1,837	1,954,030
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24	1,400	1,494,926
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	4.500%		02/01/45	6,900	7,620,477
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%		04/01/44	2,550	2,938,600
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	5.650%		12/01/41	1,000	1,273,987

					45,085,825

Building Products — 0.8%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $5,193,750; purchased 02/11/15)(f)(g)	5.375%		11/15/24	5,000	5,075,000
Griffon Corp., Gtd. Notes	5.250%		03/01/22	2,900	2,861,140
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700%		02/15/26	1,500	1,882,195
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%		07/02/24	1,125	1,179,465
Masco Corp., Sr. Unsec’d. Notes	6.125%		10/03/16	5,629	5,998,262
Owens Corning, Gtd. Notes	4.200%		12/15/22	1,626	1,696,824
Owens Corning, Gtd. Notes	9.000%		06/15/19	5,000	6,045,445

					24,738,331

Capital Markets — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	5,450	5,422,701

Chemicals — 6.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	1,350	1,353,648
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.375%		03/15/25	4,145	4,145,137
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%		03/15/35	1,000	991,446
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%		06/01/43	200	213,948
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		01/15/45	2,300	2,591,608
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%		01/15/41	4,700	5,842,551
Ashland, Inc., Gtd. Notes	4.750%	(c)	08/15/22	6,031	6,121,465
Ashland, Inc., Sr. Unsec’d. Notes(a)	3.875%		04/15/18	6,050	6,201,250
Ashland, Inc., Sr. Unsec’d. Notes	6.875%		05/15/43	2,000	2,160,000
Celanese US Holdings LLC, Gtd. Notes	4.625%		11/15/22	750	755,625
CF Industries, Inc., Gtd. Notes	4.950%		06/01/43	2,575	2,721,221
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	18,170	20,415,067
Chemtura Corp., Gtd. Notes(a)	5.750%		07/15/21	1,000	1,013,750
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%		11/15/22	1,400	1,412,074
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%		11/15/21	14,490	15,746,066
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	775	850,149
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.375%		11/15/42	8,030	8,057,206
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.625%		10/01/44	12,100	12,648,529
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%		11/15/41	3,650	4,105,140
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	9.400%		05/15/39	800	1,324,186
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.800%		02/15/23	900	898,771
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.150%		02/15/43	1,800	1,848,604
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.900%		01/15/41	1,500	1,685,053
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400%		06/01/17	9,423	9,620,600
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%		08/15/22	11,700	12,162,197

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Eastman Chemical Co., Sr. Unsec’d. Notes(a)	3.800%	03/15/25	4,325	$4,492,542
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	1,200	1,259,351
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42	1,000	1,043,559
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	4,266	4,700,748
Ecolab, Inc., Sr. Unsec’d. Notes	5.500%	12/08/41	2,375	2,894,232
LYB International Finance BV, Gtd. Notes	4.875%	03/15/44	3,440	3,695,086
LYB International Finance BV, Gtd. Notes	5.250%	07/15/43	24,085	26,839,457
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	3,300	3,879,315
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	3,100	3,358,968
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.650%	12/01/44	5,000	5,251,475
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	2,300	2,254,000
Monsanto Co., Sr. Unsec’d. Notes	3.600%	07/15/42	1,000	946,907
Monsanto Co., Sr. Unsec’d. Notes	4.200%	07/15/34	775	830,523
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	1,830	1,967,991
Monsanto Co., Sr. Unsec’d. Notes	4.650%	11/15/43	4,038	4,501,623
Monsanto Co., Sr. Unsec’d. Notes	4.700%	07/15/64	3,875	4,216,701
Mosaic Co. (The), Sr. Unsec’d. Notes	3.750%	11/15/21	1,370	1,447,486
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	915	1,057,967
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	3,390	4,025,655
PPG Industries, Inc., Sr. Unsec’d. Notes	3.600%	11/15/20	2,000	2,110,610
PPG Industries, Inc., Sr. Unsec’d. Notes	6.650%	03/15/18	3,077	3,505,331
Syngenta Finance NV (Switzerland), Gtd. Notes	4.375%	03/28/42	4,440	4,699,323
Union Carbide Corp., Sr. Unsec’d. Notes	7.750%	10/01/96	500	675,278
WR Grace & Co-Conn, Gtd. Notes, 144A(a)	5.125%	10/01/21	1,400	1,452,500

				215,991,919

Commercial Services & Supplies — 1.2%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%	07/15/17	2,000	1,985,000
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	725	772,125
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	3,000	3,067,500
Cleveland Clinic Foundation (The), Bonds	4.858%	01/01/2114	2,875	2,996,722
ERAC USA Finance LLC, Gtd. Notes, 144A
(original cost $1,850,094; purchased 02/09/15)(f)(g)	2.800%	11/01/18	1,800	1,852,105
ERAC USA Finance LLC, Gtd. Notes, 144A
(original cost $12,930,970; purchased 05/29/14)(f)(g)	3.300%	10/15/22	13,000	13,217,672
ERAC USA Finance LLC, Gtd. Notes, 144A
(original cost $1,041,930; purchased 10/29/13)(f)(g)	5.625%	03/15/42	1,000	1,166,214
ERAC USA Finance LLC, Gtd. Notes, 144A
(original cost $3,406,695; purchased 08/29/13 - 01/14/14)(f)(g)	7.000%	10/15/37	2,800	3,775,699
President and Fellows of Harvard College, Sr. Unsec’d. Notes	4.875%	10/15/40	1,000	1,241,869
Service Corp. International/US, Sr. Unsec’d. Notes(a)	7.625%	10/01/18	3,000	3,468,750
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%	02/15/21	3,240	3,716,883
Waste Management, Inc., Gtd. Notes	4.100%	03/01/45	2,560	2,615,841

				39,876,380

Communications Equipment — 0.2%
Motorola Solutions, Inc., Sr. Unsec’d. Notes	3.750%	05/15/22	7,000	7,164,836

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Construction & Engineering — 0.2%
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $2,150,000; purchased 07/21/14)(f)(g)	7.125%		06/26/42	2,000	$1,662,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%		04/15/21	600	594,000
Toll Brothers Finance Corp., Gtd. Notes	4.000%		12/31/18	3,332	3,423,630

					5,680,130

Consumer Finance — 0.6%
Navient Corp., Sr. Unsec’d. Notes(a)	5.000%		10/26/20	1,825	1,790,781
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	3,250	3,607,825
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18	7,100	7,881,000
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	2,670	2,681,604
Synchrony Financial, Sr. Unsec’d. Notes	4.250%		08/15/24	3,525	3,686,456

					19,647,666

Containers & Packaging — 0.3%
Ball Corp., Gtd. Notes	4.000%		11/15/23	975	950,625
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%		01/15/23	300	302,625
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19	625	703,906
Packaging Corp. of America, Sr. Unsec’d. Notes	3.900%		06/15/22	2,200	2,286,935
Packaging Corp. of America, Sr. Unsec’d. Notes	4.500%		11/01/23	3,059	3,294,384
Silgan Holdings, Inc., Sr. Unsec’d. Notes	5.500%		02/01/22	1,400	1,468,250

					9,006,725

Distributors — 0.1%
Brightstar Corp., Gtd. Notes, 144A (original cost $1,819,285; purchased 06/24/14)(f)(g)	9.500%		12/01/16	1,690	1,770,275
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $2,167,500; purchased 08/05/14)(f)(g)	7.250%		08/01/18	2,000	2,135,000

					3,905,275

Diversified Consumer Services — 0.3%
Massachusetts Institute of Technology, Unsec’d. Notes	4.678%		07/01/2114	3,125	3,727,016
Northwestern University, Unsec’d. Notes	4.643%		12/01/44	2,800	3,393,317
University of Pennsylvania, Sr. Unsec’d. Notes	4.674%		09/01/2112	2,932	3,262,173

					10,382,506

Diversified Financial Services — 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%		05/15/19	1,100	1,105,159
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	4.500%		05/15/21	1,275	1,318,031
American Express Co., Jr. Sub. Notes	4.900%	(c)	12/31/49	10,000	10,145,000
American Express Co., Jr. Sub. Notes	5.200%	(c)	12/31/49	985	999,775
American Express Co., Sub. Notes	3.625%		12/05/24	3,610	3,707,344
Ameriprise Financial, Inc., Sr. Unsec’d. Notes	3.700%		10/15/24	2,800	2,947,258
Ameriprise Financial, Inc., Sr. Unsec’d. Notes	4.000%		10/15/23	500	540,717
General Electric Capital Corp., Gtd. Notes, MTN	5.875%		01/14/38	760	982,621
General Electric Capital Corp., Gtd. Notes, MTN	6.875%		01/10/39	2,000	2,877,056
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	5,000	5,075,000

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	5.875%		04/01/19	1,000	$1,085,000
Legg Mason, Inc., Sr. Unsec’d. Notes	5.625%		01/15/44	6,600	7,816,921
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A	3.600%		04/09/24	4,100	4,344,717
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	6.125%		08/17/26	1,000	1,274,673
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.375%		12/17/18	1,350	1,375,429
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.500%		02/03/22	8,100	8,450,212

					54,044,913

Diversified Telecommunication Services — 5.0%
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.350%		06/15/45	16,889	16,153,974
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.800%		06/15/44	2,633	2,696,274
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	6,450	7,038,988
AT&T, Inc., Sr. Unsec’d. Notes(a)	5.500%		02/01/18	15,687	17,268,924
AT&T, Inc., Sr. Unsec’d. Notes	5.550%		08/15/41	2,640	2,969,042
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(a)	9.625%	(c)	12/15/30	775	1,278,185
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	8.750%	(c)	06/15/30	1,000	1,528,647
Qwest Corp., Sr. Unsec’d. Notes	6.750%		12/01/21	5,000	5,731,250
Sprint Capital Corp., Gtd. Notes	6.875%		11/15/28	1,000	917,500
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500%		09/15/16	10,000	10,212,820
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.400%		11/01/34	4,952	5,044,375
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.522%		09/15/48	4,989	4,966,380
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.672%		03/15/55	10,756	10,533,792
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%		11/01/41	2,750	2,852,234
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%		08/21/46	6,425	6,726,557
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54	36,448	37,818,080
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%		03/15/34	21,112	22,924,233
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.000%		04/01/41	5,711	6,868,477
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%		09/15/43	67	87,245

					163,616,977

Electric Utilities — 10.7%
AES Corp., Sr. Unsec’d. Notes	4.875%		05/15/23	750	731,250
Alabama Power Co., Sr. Unsec’d. Notes	4.150%		08/15/44	4,500	4,870,458
Arizona Public Service Co., Sr. Unsec’d. Notes	4.700%		01/15/44	2,550	2,964,979
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%		07/01/23	325	341,622
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	4.500%		02/01/45	7,150	7,783,733
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%		04/01/44	2,300	2,630,664
CMS Energy Corp., Sr. Unsec’d. Notes(a)	3.875%		03/01/24	9,250	9,890,285

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric Utilities (cont’d.)
CMS Energy Corp., Sr. Unsec’d. Notes	4.875%	03/01/44	4,100	$4,774,766
Commonwealth Edison Co., First Mortgage	2.150%	01/15/19	700	715,191
Commonwealth Edison Co., First Mortgage(a)	3.700%	03/01/45	4,195	4,257,178
Commonwealth Edison Co., First Mortgage	4.600%	08/15/43	2,000	2,326,678
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	925	1,101,079
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.450%	03/15/44	8,000	8,895,384
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.625%	12/01/54	1,750	1,965,220
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.700%	06/15/40	2,120	2,731,304
Delmarva Power & Light Co., First Mortgage	3.500%	11/15/23	8,800	9,358,791
Dominion Resources Inc/VA, Sr. Unsec’d. Notes(a)	4.700%	12/01/44	8,875	9,884,301
Dominion Resources, Inc., Sr. Unsec’d. Notes	4.900%	08/01/41	1,200	1,348,756
DTE Electric Co., General Ref. Mortgage	3.700%	03/15/45	9,700	9,897,560
DTE Electric Co., General Ref. Mortgage	4.000%	04/01/43	525	556,252
DTE Electric Co., General Ref. Mortgage	4.300%	07/01/44	4,675	5,210,638
DTE Energy Co., Sr. Unsec’d. Notes	3.850%	12/01/23	5,000	5,335,935
Duke Energy Carolinas LLC, First Ref. Mortgage(a)	3.750%	06/01/45	10,410	10,697,795
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%	10/15/23	1,200	1,309,790
Duke Energy Indiana, Inc., First Mortgage	4.900%	07/15/43	400	483,831
Duke Energy Ohio, Inc., First Mortgage(a)	3.800%	09/01/23	1,500	1,627,477
Duke Energy Progress, Inc., First Mortgage	4.100%	03/15/43	1,200	1,298,855
Duke Energy Progress, Inc., First Mortgage	5.700%	04/01/35	500	633,131
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20	3,005	3,055,694
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	3,150	3,546,040
Florida Power & Light Co., First Mortgage(a)	3.250%	06/01/24	3,575	3,784,288
Florida Power & Light Co., First Mortgage(a)	4.050%	10/01/44	7,550	8,195,419
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.700%	10/15/43	675	803,267
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%	04/01/16	1,800	1,881,000
ITC Holdings Corp., Sr. Unsec’d. Notes	5.300%	07/01/43	1,000	1,185,797
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700%	04/01/24	1,000	1,091,092
Kansas Gas & Electric Co., First Mortgage, 144A(a)	4.300%	07/15/44	2,000	2,233,182
Kentucky Utilities Co., First Mortgage	4.650%	11/15/43	675	799,139
Metropolitan Edison Co., Sr. Unsec’d. Notes, 144A	4.000%	04/15/25	10,000	10,446,010
MidAmerican Energy Co., First Mortgage	4.400%	10/15/44	16,080	18,253,550
MidAmerican Energy Co., First Mortgage	4.800%	09/15/43	2,900	3,464,891
Monongahela Power Co., First Mortgage, 144A	4.100%	04/15/24	2,575	2,801,896
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,325	1,386,748
Nisource Finance Corp., Gtd. Notes	4.800%	02/15/44	10,310	11,590,677
Nisource Finance Corp., Gtd. Notes	5.650%	02/01/45	3,000	3,826,311
Nisource Finance Corp., Gtd. Notes	6.125%	03/01/22	5,200	6,244,966
Northern States Power Co., First Mortgage	4.125%	05/15/44	8,520	9,341,439
Ohio Edison Co., First Mortgage	8.250%	10/15/38	2,722	4,452,465
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.000%	12/15/44	9,000	9,553,662
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.550%	03/15/44	1,325	1,530,963
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	3.400%	08/15/24	10,075	10,502,502
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%	06/15/43	4,600	5,148,909
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.750%	02/15/44	2,275	2,621,790
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125%	11/15/43	6,365	7,666,547

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric Utilities (cont’d.)
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.250%		03/01/39	2,175	$2,924,285
Peco Energy Co., First Ref. Mortgage	4.800%		10/15/43	1,575	1,869,864
PPL Capital Funding, Inc., Gtd. Notes	4.700%		06/01/43	800	885,633
PPL Capital Funding, Inc., Gtd. Notes	5.000%		03/15/44	7,475	8,838,119
PPL Electric Utilities Corp., First Mortgage(a)	4.125%		06/15/44	3,150	3,472,343
PPL Electric Utilities Corp., First Mortgage	6.250%		05/15/39	500	702,885
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%		03/01/31	8,824	12,770,525
PSEG Power LLC, Gtd. Notes	2.450%		11/15/18	1,000	1,013,305
PSEG Power LLC, Gtd. Notes(a)	4.300%		11/15/23	3,350	3,604,570
Public Service Co. of Colorado, First Mortgage	4.300%		03/15/44	165	187,969
Public Service Co. of New Hampshire, First Mortgage	3.500%		11/01/23	4,250	4,525,519
Public Service Electric & Gas Co., First Mortgage, MTN(a)	3.750%		03/15/24	2,900	3,174,404
Public Service Electric & Gas Co., First Mortgage, MTN	4.000%		06/01/44	2,000	2,159,386
Public Service Electric & Gas Co., First Ref. Mortgage, MTN	3.950%		05/01/42	2,000	2,151,762
South Carolina Electric & Gas Co., First Mortgage(a)	4.500%		06/01/64	4,720	5,098,214
Southern California Edison Co., First Mortgage	3.600%		02/01/45	4,330	4,346,878
Southern California Edison Co., First Ref. Mortgage	4.650%		10/01/43	950	1,121,450
Southern Power Co., Sr. Unsec’d. Notes	5.250%		07/15/43	1,000	1,165,710
Southwestern Public Service Co., First Mortgage	4.500%		08/15/41	550	631,915
Tampa Electric Co., Sr. Unsec’d. Notes	4.350%		05/15/44	7,325	8,185,292
Toledo Edison Co/The, Sr. Sec’d. Notes	6.150%		05/15/37	1,997	2,491,517
Union Electric Co., First Mortgage	3.650%		04/15/45	4,390	4,379,640
Virginia Electric & Power Co., Sr. Unsec’d. Notes(a)	4.450%		02/15/44	5,150	5,803,344
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.650%		08/15/43	2,000	2,328,628
Westar Energy, Inc., First Mortgage	4.100%		04/01/43	3,775	4,051,692
Westar Energy, Inc., First Mortgage	4.125%		03/01/42	3,010	3,227,599
Westar Energy, Inc., First Mortgage	4.625%		09/01/43	730	855,414
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	4.250%		06/01/44	3,850	4,330,565
Wisconsin Public Service Corp., Sr. Sec’d. Notes	4.752%		11/01/44	5,000	6,003,355

					351,332,929

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Sr. Unsec’d. Notes	2.550%		01/30/19	4,500	4,582,593
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.500%		04/01/22	4,000	4,009,368
General Cable Corp., Gtd. Notes(a)	5.750%	(c)	10/01/22	750	697,500
Honeywell International, Inc., Sr. Unsec’d. Notes	5.375%		03/01/41	1,000	1,281,784
Jabil Circuit, Inc., Sr. Unsec’d. Notes(a)	4.700%		09/15/22	500	517,500
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.000%		03/15/42	3,300	3,701,369

					14,790,114

Energy Equipment & Services — 3.8%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%		11/15/18	825	824,696
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	1,500	1,515,474
Cameron International Corp., Sr. Unsec’d. Notes	5.125%		12/15/43	2,000	1,969,306
Cameron International Corp., Sr. Unsec’d. Notes	7.000%		07/15/38	4,000	4,975,436
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A(a)	5.350%		03/15/20	1,500	1,464,221
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A(a)	6.450%		11/03/36	10,766	9,966,786

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Energy Equipment & Services (cont’d.)
DCP Midstream LLC, Sr. Unsec’d. Notes	8.125%	08/16/30	1,000	$1,036,905
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.900%	03/15/35	1,905	1,892,145
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	02/01/43	700	701,139
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	03/15/45	4,650	4,679,137
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%	04/01/19	2,200	2,199,501
Enterprise Products Operating LLC, Gtd. Notes	4.850%	08/15/42	600	641,446
Enterprise Products Operating LLC, Gtd. Notes(a)	4.850%	03/15/44	5,775	6,225,317
Enterprise Products Operating LLC, Gtd. Notes	4.950%	10/15/54	3,110	3,319,275
Enterprise Products Operating LLC, Gtd. Notes(a)	5.100%	02/15/45	4,985	5,584,880
Enterprise Products Operating LLC, Gtd. Notes	6.875%	03/01/33	55	72,201
Halliburton Co., Sr. Unsec’d. Notes(a)	4.500%	11/15/41	2,605	2,737,313
Halliburton Co., Sr. Unsec’d. Notes	4.750%	08/01/43	8,600	9,403,730
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39	375	535,947
Kinder Morgan Energy Partners LP, Gtd. Notes	5.000%	03/01/43	1,289	1,258,924
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	6,175	7,059,982
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	09/01/39	700	796,613
Magellan Midstream Partners LP, Sr. Unsec’d. Notes(a)	4.200%	03/15/45	2,630	2,547,773
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43	2,320	2,551,582
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	570	574,561
Oleoducto Central SA (Colombia), Sr. Unsec’d. Notes, 144A (original cost $1,291,771;purchased 04/30/14)(f)(g)	4.000%	05/07/21	1,300	1,287,000
ONEOK Partners LP, Gtd. Notes(a)	6.200%	09/15/43	3,950	4,113,167
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes(a)	4.700%	06/15/44	3,000	3,048,141
Schlumberger Investment SA, Gtd. Notes	3.650%	12/01/23	13,850	14,749,571
Spectra Energy Partners LP, Sr. Unsec’d. Notes	5.950%	09/25/43	525	635,594
Sunoco Logistics Partners Operations LP, Gtd. Notes(a)	5.350%	05/15/45	1,875	1,971,746
Weatherford International Ltd., Gtd. Notes	6.500%	08/01/36	535	489,639
Weatherford International Ltd., Gtd. Notes	7.000%	03/15/38	510	482,866
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	3,175	3,371,523
Williams Partners LP, Sr. Unsec’d. Notes(a)	4.900%	01/15/45	5,400	5,063,818
Williams Partners LP, Sr. Unsec’d. Notes	5.100%	09/15/45	8,655	8,345,679
Williams Partners LP, Sr. Unsec’d. Notes(a)	5.400%	03/04/44	1,075	1,078,341
Williams Partners LP, Sr. Unsec’d. Notes	5.800%	11/15/43	4,000	4,178,620

				123,349,995

Food & Staples Retailing — 1.1%
CVS Health Corp., Sr. Unsec’d. Notes(a)	3.375%	08/12/24	2,575	2,670,283
CVS Health Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	550	604,407
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.300%	12/05/43	8,345	10,194,611
Delhaize Group SA (Belgium), Gtd. Notes	5.700%	10/01/40	2,800	3,094,269
Ingles Markets, Inc., Sr. Unsec’d. Notes(a)	5.750%	06/15/23	1,350	1,397,250
Kroger Co. (The), Sr. Unsec’d. Notes	5.000%	04/15/42	1,150	1,308,645
Kroger Co. (The), Sr. Unsec’d. Notes	5.150%	08/01/43	450	531,434
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.000%	04/11/43	250	265,185
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.300%	04/22/44	5,960	6,650,853
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.750%	10/02/43	3,000	3,523,929
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.250%	09/01/35	2,300	2,841,873
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.500%	08/15/37	2,623	3,664,355

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Food & Staples Retailing (cont’d.)

				$36,747,094

Food Products — 0.5%
Darling Ingredients, Inc., Gtd. Notes(a)	5.375%	01/15/22	1,800	1,813,500
JM Smucker Co. (The), Gtd. Notes, 144A(a)	2.500%	03/15/20	1,495	1,515,063
JM Smucker Co. (The), Gtd. Notes, 144A	3.000%	03/15/22	1,510	1,532,671
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.500%	02/09/40	500	647,425
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	250	262,187
Tyson Foods, Inc., Gtd. Notes	4.875%	08/15/34	775	873,712
Tyson Foods, Inc., Gtd. Notes	5.150%	08/15/44	1,075	1,251,133
Viterra, Inc. (Switzerland), Gtd. Notes, 144A	5.950%	08/01/20	7,210	8,110,515

				16,006,206

Gas Utilities — 0.4%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43	750	813,297
Atmos Energy Corp., Sr. Unsec’d. Notes(a)	4.125%	10/15/44	4,320	4,617,091
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes(a)	4.800%	11/01/43	925	1,045,465
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	4.650%	08/01/43	350	419,560
Southwest Gas Corp., Sr. Unsec’d. Notes	4.875%	10/01/43	5,000	5,978,325

				12,873,738

Health Care Equipment & Supplies — 1.7%
Baxter International, Inc., Sr. Unsec’d. Notes(a)	3.650%	08/15/42	3,000	2,875,245
Becton Dickinson and Co., Sr. Unsec’d. Notes(a)	4.685%	12/15/44	3,330	3,618,778
Covidien International Finance SA, Gtd. Notes	2.950%	06/15/23	425	431,505
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	1,475	1,520,069
Medtronic, Inc., Gtd. Notes, 144A(a)	4.375%	03/15/35	7,010	7,622,975
Medtronic, Inc., Gtd. Notes	4.625%	03/15/44	7,550	8,445,943
Medtronic, Inc., Gtd. Notes, 144A	4.625%	03/15/45	13,210	14,973,165
St. Jude Medical, Inc., Sr. Unsec’d. Notes	4.750%	04/15/43	400	437,882
Zimmer Holdings, Inc., Sr. Unsec’d. Notes	2.000%	04/01/18	15,790	15,916,304

				55,841,866

Health Care Providers & Services — 2.2%
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	1,900	2,108,363
Anthem, Inc., Sr. Unsec’d. Notes(a)	3.500%	08/15/24	1,700	1,742,830
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	1,000	1,083,948
Anthem, Inc., Sr. Unsec’d. Notes	4.850%	08/15/54	510	564,196
Ascension Health, Unsec’d. Notes	4.847%	11/15/53	750	873,200
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	6.000%	10/15/21	4,000	4,280,000
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	1,650	1,652,972
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450%	06/15/21	500	582,705
HCA, Inc., Gtd. Notes	5.875%	05/01/23	750	810,000
HCA, Inc., Gtd. Notes	8.000%	10/01/18	1,650	1,911,937
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	3,500	3,710,000
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	3,500	3,780,000
Kaiser Foundation Hospitals, Gtd. Notes	4.875%	04/01/42	1,000	1,154,806
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%	11/01/18	1,775	1,812,520
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(a)	4.700%	02/01/45	12,050	12,403,017
LifePoint Hospitals, Inc., Gtd. Notes(a)	5.500%	12/01/21	3,375	3,535,313
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	750	755,197

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Health Care Providers & Services (cont’d.)
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%		08/01/45	2,550	$2,572,550
NYU Hospitals Center, Sr. Sec’d. Notes	5.750%		07/01/43	700	859,927
NYU Hospitals Center, Unsec’d. Notes	4.784%		07/01/44	4,725	5,264,926
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%		03/30/20	2,400	2,406,394
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.250%		04/01/24	1,400	1,492,688
Quest Diagnostics, Inc., Sr. Unsec’d. Notes(a)	4.700%		03/30/45	2,750	2,808,154
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(a)	3.350%		09/30/24	9,075	9,517,107
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(a)	4.000%		11/28/44	3,310	3,573,747
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	2,060	2,108,966

					73,365,463

Hotels, Restaurants & Leisure — 0.9%
Choice Hotels International, Inc., Gtd. Notes	5.700%		08/28/20	500	543,875
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	2,500	2,712,500
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.875%		11/01/20	7,015	7,190,375
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	4.500%		10/01/34	5,400	5,618,878
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	3,600	4,121,694
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(a)	5.500%		03/01/25	5,000	5,062,500
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	5.250%		10/15/21	4,000	3,790,000

					29,039,822

Household Durables
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	4.850%		06/15/21	700	780,628
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	5.150%		03/01/43	450	511,131

					1,291,759

Household Products — 0.9%
Kimberly-Clark de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.250%		03/12/25	28,175	28,312,212
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.000%		06/15/22	885	925,465
SC Johnson & Son, Inc., Unsec’d. Notes, 144A (original cost $416,908; purchased 05/07/13)(f)(g)	4.000%		05/15/43	425	435,889

					29,673,566

Independent Power & Renewable Electricity Producers — 0.1%
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20	3,710	3,927,963

Industrial Conglomerates — 1.1%
3M Co., Sr. Unsec’d. Notes, MTN	3.875%		06/15/44	6,500	6,951,497
General Electric Co., Sr. Unsec’d. Notes(a)	4.125%		10/09/42	3,465	3,657,138
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	19,225	21,580,197
Leucadia National Corp., Sr. Unsec’d. Notes	6.625%		10/23/43	3,500	3,498,351

					35,687,183

Insurance — 3.0%
Allstate Corp. (The), Sub. Notes	5.750%	(c)	08/15/53	800	871,000

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.375%		01/15/55	4,500	$4,535,145
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	5,700	6,118,477
American International Group, Inc., Sr. Unsec’d. Notes	4.875%		06/01/22	3,550	4,034,412
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	4,000	4,845,260
Arch Capital Group US, Inc., Gtd. Notes	5.144%		11/01/43	3,000	3,314,838
AXIS Specialty Finance PLC, Gtd. Notes(a)	5.150%		04/01/45	3,700	4,130,876
Berkshire Hathaway Finance Corp., Gtd. Notes(a)	4.300%		05/15/43	2,250	2,456,213
Berkshire Hathaway Finance Corp., Gtd. Notes	4.400%		05/15/42	645	710,306
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)	4.500%		02/11/43	905	1,021,074
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100%	(c)	12/29/49	1,590	1,731,113
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,700	2,165,936
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%		04/15/43	200	212,208
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	4,300	4,662,800
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%		06/01/21	7,000	7,755,349
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	5,646	7,236,139
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	2,894	3,633,622
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	4,000	5,161,188
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	900	1,245,756
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	100	110,144
MetLife Capital Trust X, Jr. Sub. Notes, 144A	9.250%		04/08/38	2,500	3,721,875
MetLife, Inc., Jr. Sub. Notes	6.400%		12/15/36	1,000	1,185,000
MetLife, Inc., Sr. Unsec’d. Notes(a)	4.875%		11/13/43	5,000	5,770,910
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	4,750	6,023,171
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(a)	5.100%	(c)	10/16/44	9,250	10,024,687
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(g)	4.900%		09/15/44	350	395,122
Travelers Cos. Inc. (The), Sr. Unsec’d. Notes(a)	4.600%		08/01/43	600	697,923
WR Berkley Corp., Sr. Unsec’d. Notes	4.750%		08/01/44	2,675	2,875,149
XLIT Ltd. (Ireland), Gtd. Notes	5.250%		12/15/43	2,962	3,440,250

					100,085,943

IT Services — 0.1%
International Business Machines Corp., Sr. Unsec’d. Notes(a)	3.375%		08/01/23	1,275	1,329,115
MasterCard, Inc., Sr. Unsec’d. Notes(a)	3.375%		04/01/24	2,450	2,579,321

					3,908,436

Machinery — 0.5%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,000	1,036,250
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $1,000,000; purchased 07/28/14)(f)(g)	5.000%		03/15/22	1,000	1,006,250
Caterpillar, Inc., Sr. Unsec’d. Notes(a)	4.750%		05/15/64	4,200	4,612,940
CNH Industrial Capital LLC, Gtd. Notes	3.250%		02/01/17	3,850	3,830,750
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%		06/15/43	450	549,366
Terex Corp., Gtd. Notes	6.500%		04/01/20	750	780,000
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	3,000	3,305,934

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery (cont’d.)

				$15,121,490

Media — 5.4%
21st Century Fox America Inc., Sr. Unsec’d. Notes	3.000%	09/15/22	3,915	3,962,172
21st Century Fox America, Inc., Gtd. Notes	4.750%	09/15/44	10,340	11,589,062
21st Century Fox America, Inc., Sr. Unsec’d. Notes	6.150%	03/01/37	2,300	2,969,916
21st Century Fox America, Inc., Sr. Unsec’d. Notes	6.150%	02/15/41	6,735	8,707,486
21st Century Fox America, Inc., Sr. Unsec’d. Notes	7.700%	10/30/25	1,129	1,494,910
AMC Networks, Inc., Gtd. Notes	4.750%	12/15/22	1,000	995,620
Belo Corp., Sr. Unsec’d. Notes	7.250%	09/15/27	150	162,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	2,000	2,250,000
CBS Corp., Gtd. Notes(a)	4.600%	01/15/45	7,635	7,772,636
CBS Corp., Gtd. Notes(g)	5.900%	10/15/40	85	101,089
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	1,000	995,000
Comcast Corp., Gtd. Notes	4.250%	01/15/33	6,090	6,532,780
Comcast Corp., Gtd. Notes	6.450%	03/15/37	8,200	11,103,743
Comcast Corp., Gtd. Notes	6.550%	07/01/39	2,863	3,912,948
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	856	965,140
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19	3,000	3,472,560
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42	4,340	4,535,612
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	6.000%	08/15/40	4,875	5,526,475
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	6.375%	03/01/41	1,000	1,177,546
DISH DBS Corp., Gtd. Notes	7.125%	02/01/16	5,000	5,193,750
Gannett Co., Inc., Gtd. Notes	5.125%	07/15/20	2,000	2,085,000
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes.	5.000%	05/13/45	600	624,511
Historic TW, Inc., Gtd. Notes	6.625%	05/15/29	2,000	2,582,106
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%	07/28/17	1,600	1,726,000
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43	6,850	7,438,333
NBCUniversal Media LLC, Gtd. Notes	5.950%	04/01/41	1,300	1,700,154
NBCUniversal Media LLC, Gtd. Notes	6.400%	04/30/40	2,500	3,415,500
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A.	5.000%	04/15/22	2,025	2,037,656
Time Warner Cable, Inc., Gtd. Notes(a)	4.500%	09/15/42	10,000	10,257,640
Time Warner Cable, Inc., Gtd. Notes	5.500%	09/01/41	800	918,994
Time Warner Cable, Inc., Gtd. Notes	5.875%	11/15/40	380	454,484
Time Warner Cable, Inc., Gtd. Notes	6.550%	05/01/37	2,900	3,641,956
Time Warner Cable, Inc., Gtd. Notes	6.750%	06/15/39	4,700	6,024,131
Time Warner, Inc., Gtd. Notes(a)	4.650%	06/01/44	4,495	4,842,257
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	5,026	5,611,554
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	5,058	6,465,950
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	6,275	8,098,339
Time Warner, Inc., Gtd. Notes	7.700%	05/01/32	175	248,867
Viacom, Inc., Sr. Unsec’d. Notes(g)	4.500%	02/27/42	40	38,090
Viacom, Inc., Sr. Unsec’d. Notes(a)	4.850%	12/15/34	7,050	7,283,214
Viacom, Inc., Sr. Unsec’d. Notes(g)	4.875%	06/15/43	4,605	4,609,319
Viacom, Inc., Sr. Unsec’d. Notes(g)	5.850%	09/01/43	5,855	6,591,143
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	1,100	1,133,000
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24	4,600	4,738,000

				175,986,643

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Metals & Mining — 2.6%
Alcoa, Inc., Sr. Unsec’d. Notes(a)	5.125%		10/01/24	2,100	$2,247,655
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	5.250%	(c)	02/25/17	1,250	1,300,000
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%		05/30/41	3,800	3,821,158
Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes	5.950%		10/15/39	5,565	5,573,214
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	3.250%		11/21/21	2,000	2,089,066
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	5.000%		09/30/43	15,790	18,082,755
Freeport-McMoRan, Inc., Sr. Unsec’d. Notes	3.550%		03/01/22	6,000	5,553,774
Glencore Canada Corp. (United Kingdom), Gtd. Notes	5.500%		06/15/17	1,500	1,605,249
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	4,085	4,153,804
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes(a)	3.700%		03/15/23	500	494,927
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.500%		11/02/20	4,915	5,183,064
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	5.200%		11/02/40	10,913	12,302,181
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	6.750%		04/16/40	8,527	9,090,635
Steel Dynamics, Inc., Gtd. Notes	6.125%		08/15/19	1,000	1,065,000
Teck Resources Ltd. (Canada), Gtd. Notes	4.500%		01/15/21	1,350	1,375,929
Teck Resources Ltd. (Canada), Gtd. Notes	6.000%		08/15/40	1,895	1,803,007
Teck Resources Ltd. (Canada), Gtd. Notes	6.250%		07/15/41	1,000	968,782
Yamana Gold, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.950%		07/15/24	10,250	10,077,923

					86,788,123

Multiline Retail — 0.8%
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%		01/15/22	7,460	7,963,028
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	4.300%		02/15/43	2,800	2,841,345
Macy’s Retail Holdings, Inc., Gtd. Notes	5.125%		01/15/42	1,875	2,101,618
Target Corp., Sr. Unsec’d. Notes(a)	3.500%		07/01/24	12,150	12,899,436

					25,805,427

Oil, Gas & Consumable Fuels — 4.5%
Anadarko Finance Co., Gtd. Notes	7.500%		05/01/31	5,805	7,699,560
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	3.450%		07/15/24	700	701,114
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.581%	(s)	10/10/36	11,400	4,503,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	7,052	8,748,041
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	400	471,911
Apache Corp., Sr. Unsec’d. Notes	4.750%		04/15/43	3,000	3,135,474
Burlington Resources Finance Co., Gtd. Notes	7.200%		08/15/31	2,285	3,194,432
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	3.800%		04/15/24	7,300	7,305,906
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes(a)	3.900%		02/01/25	7,000	7,067,298
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.200%		09/15/43	1,000	1,009,059
ConocoPhillips Co., Gtd. Notes(a)	4.150%		11/15/34	3,300	3,507,491
Continental Resources, Inc., Gtd. Notes	4.500%		04/15/23	1,645	1,596,523
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41	3,000	3,493,452
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	8,330	11,354,140
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%		05/15/19	6,300	7,237,585
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%		04/01/20	4,000	4,062,936

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.567%	03/06/45	4,370	$4,531,170
Helmerich & Payne International Drilling Co., Gtd. Notes, 144A	4.650%	03/15/25	3,000	3,106,842
Marathon Petroleum Corp., Sr. Unsec’d. Notes(a)	3.625%	09/15/24	3,585	3,625,858
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.000%	09/15/54	3,125	3,136,497
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.900%	11/15/24	500	508,673
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	5.050%	11/15/44	1,590	1,668,355
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	5.250%	11/15/43	3,415	3,568,897
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	630	709,177
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A(a)	5.375%	01/26/19	6,470	4,270,200
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	5,000	4,782,500
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	6.375%	01/23/45	6,800	7,602,400
Phillips 66, Gtd. Notes	4.650%	11/15/34	3,500	3,708,551
Phillips 66, Gtd. Notes	4.875%	11/15/44	6,200	6,639,741
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22	10,000	9,925,000
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	6,650	6,655,307
Southwestern Energy Co., Sr. Unsec’d. Notes	4.050%	01/23/20	7,135	7,372,988
Valero Energy Corp., Sr. Unsec’d. Notes(a)	4.900%	03/15/45	2,145	2,217,587

				149,117,665

Paper & Forest Products — 1.3%
Georgia-Pacific LLC, Gtd. Notes, 144A(g)	5.400%	11/01/20	3,000	3,422,553
Georgia-Pacific LLC, Sr. Unsec’d. Notes(g)	7.250%	06/01/28	2,960	3,943,765
International Paper Co., Sr. Unsec’d. Notes(a)	4.800%	06/15/44	25,145	25,825,072
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	6,350	7,537,228
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	2,080	2,775,103

				43,503,721

Pharmaceuticals — 3.2%
AbbVie, Inc., Sr. Unsec’d. Notes(a)	2.900%	11/06/22	1,250	1,239,947
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42	950	977,946
Actavis Funding SCS, Gtd. Notes(a)	3.800%	03/15/25	14,845	15,320,485
AmerisourceBergen Corp., Sr. Unsec’d. Notes(a)	4.250%	03/01/45	2,120	2,226,759
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000%	10/08/21	2,000	2,069,222
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.375%	10/08/24	975	1,014,947
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	3.250%	08/01/42	900	841,263
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	5.875%	11/15/36	728	950,741
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	6.875%	08/01/97	5,374	7,938,193
Cardinal Health, Inc., Sr. Unsec’d. Notes(a)	3.500%	11/15/24	1,500	1,550,369
Forest Laboratories, Inc., Gtd. Notes, 144A	4.875%	02/15/21	8,550	9,425,990
GlaxoSmithkline Capital, Inc. (United Kingdom), Gtd. Notes	4.200%	03/18/43	500	534,393
Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec’d. Notes, 144A	5.250%	04/01/22	1,500	1,524,375
Johnson & Johnson, Sr. Unsec’d. Notes	4.375%	12/05/33	4,000	4,584,808
Johnson & Johnson, Sr. Unsec’d. Notes	4.850%	05/15/41	4,080	5,022,831
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600%	06/01/44	8,226	8,660,160
Merck & Co., Inc., Sr. Unsec’d. Notes	2.400%	09/15/22	3,125	3,117,737
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%	02/10/45	3,515	3,531,622
Merck & Co., Inc., Sr. Unsec’d. Notes	4.150%	05/18/43	5,750	6,190,904
Mylan, Inc., Gtd. Notes, 144A	7.875%	07/15/20	4,000	4,226,044
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44	4,625	5,326,640

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%	06/15/43	3,605	$3,893,227
Pfizer, Inc., Sr. Unsec’d. Notes(a)	4.400%	05/15/44	8,500	9,348,079
Pfizer, Inc., Sr. Unsec’d. Notes	7.200%	03/15/39	3,300	4,851,825
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	1,100	1,147,023

				105,515,530

Real Estate Investment Trusts (REITs) — 2.4%
BioMed Realty LP, Gtd. Notes	2.625%	05/01/19	3,700	3,730,647
Crown Castle International Corp., Sr. Unsec’d. Notes(a)	4.875%	04/15/22	4,125	4,284,844
DDR Corp., Sr. Unsec’d. Notes	3.500%	01/15/21	3,000	3,106,857
Equity CommonWealth, Sr. Unsec’d. Notes	5.875%	09/15/20	6,049	6,720,209
Essex Portfolio LP, Gtd. Notes	5.200%	03/15/21	2,000	2,254,896
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	2,850	2,953,053
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	5,500	5,532,879
Mack-Cali Realty LP, Sr. Unsec’d. Notes	3.150%	05/15/23	4,000	3,621,344
Realty Income Corp., Sr. Unsec’d. Notes	2.000%	01/31/18	3,000	3,028,035
Realty Income Corp., Sr. Unsec’d. Notes	3.875%	07/15/24	3,050	3,164,345
Realty Income Corp., Sr. Unsec’d. Notes	4.125%	10/15/26	3,050	3,226,622
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	1,500	1,512,847
Select Income REIT, Sr. Unsec’d. Notes	4.150%	02/01/22	8,250	8,285,302
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24	3,300	3,547,500
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	3.250%	08/15/22	5,000	5,016,030
Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950%	10/01/27	2,068	2,545,892
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	03/15/32	8,900	11,957,132
Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500%	01/15/25	3,500	4,669,633

				79,158,067

Real Estate Management & Development — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	2.700%	09/17/19	2,850	2,885,024

Road & Rail — 2.9%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%	04/01/45	6,275	6,527,512
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	200	214,269
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(a)	4.550%	09/01/44	2,455	2,690,228
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(a)	4.900%	04/01/44	1,275	1,455,522
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	7.000%	12/15/25	5,000	6,676,790
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes(a)	4.500%	11/07/43	2,000	2,309,276
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	6.250%	08/01/34	500	674,993
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	5.750%	03/15/33	1,775	2,172,946
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.125%	10/15/31	1,300	1,799,694
CSX Corp., Sr. Unsec’d. Notes	3.400%	08/01/24	2,435	2,540,526
CSX Corp., Sr. Unsec’d. Notes(a)	4.500%	08/01/54	1,600	1,727,542
CSX Corp., Sr. Unsec’d. Notes	5.500%	04/15/41	2,187	2,723,399
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	1,000	1,309,979

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Road & Rail (cont’d.)
CSX Corp., Sr. Unsec’d. Notes	6.220%	04/30/40	1,000	$1,355,478
Federal Express Corp., Sr. Unsec’d. Notes	7.600%	07/01/97	1,000	1,466,041
FedEx Corp., Gtd. Notes	4.100%	04/15/43	825	827,961
FedEx Corp., Gtd. Notes	4.900%	01/15/34	1,950	2,195,700
FedEx Corp., Gtd. Notes(a)	5.100%	01/15/44	10,525	12,237,165
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.950%	10/01/42	1,140	1,158,383
Norfolk Southern Corp., Sr. Unsec’d. Notes(a)	4.800%	08/15/43	2,275	2,621,601
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.837%	10/01/41	1,080	1,230,020
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	3,000	3,601,098
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	03/15/2105	2,045	2,630,048
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	05/23/2111	800	1,014,799
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $3,324,528; purchased 03/18/15)(f)(g)	3.375%	03/15/18	3,215	3,337,495
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(g)	3.750%	05/11/17	12,970	13,527,438
Union Pacific Corp., Sr. Unsec’d. Notes(a)	3.250%	01/15/25	3,575	3,743,990
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55	4,805	4,687,196
Union Pacific Corp., Sr. Unsec’d. Notes(a)	4.150%	01/15/45	2,775	2,995,707
Union Pacific Corp., Sr. Unsec’d. Notes	4.250%	04/15/43	275	297,075
Union Pacific Corp., Sr. Unsec’d. Notes	4.750%	12/15/43	1,000	1,165,673
Union Pacific Corp., Sr. Unsec’d. Notes	4.850%	06/15/44	1,225	1,458,501

				94,374,045

Semiconductors & Semiconductor Equipment — 0.5%
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	4,000	4,077,744
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/01/25	10,000	10,075,000
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	4.875%	10/15/23	900	924,750
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%	10/01/25	2,500	2,534,375

				17,611,869

Software — 1.1%
Activision Blizzard, Inc., Gtd. Notes, 144A	6.125%	09/15/23	1,000	1,090,000
Audatex North America, Inc., Gtd. Notes, 144A(a)	6.125%	11/01/23	2,500	2,643,750
Microsoft Corp., Sr. Unsec’d. Notes(a)	3.750%	02/12/45	7,500	7,528,575
Microsoft Corp., Sr. Unsec’d. Notes	4.000%	02/12/55	3,650	3,643,821
Microsoft Corp., Sr. Unsec’d. Notes(a)	4.875%	12/15/43	4,139	4,954,300
Oracle Corp., Sr. Unsec’d. Notes	2.500%	10/15/22	1,500	1,500,075
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	12,200	13,237,781

				34,598,302

Specialty Retail — 1.8%
Bed Bath & Beyond, Inc., Sr. Unsec’d. Notes(a)	5.165%	08/01/44	4,000	4,410,820
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	2.700%	04/01/23	1,025	1,040,495
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	23,945	26,735,407
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	2,257	2,985,359
L Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22	6,375	7,012,500
L Brands, Inc., Gtd. Notes	5.625%	10/15/23	977	1,084,470
Lowe’s Cos., Inc., Sr. Unsec’d. Notes(a)	4.250%	09/15/44	6,660	7,222,191
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	5.125%	11/15/41	4,000	4,856,104
PVH Corp., Sr. Unsec’d. Notes	4.500%	12/15/22	275	279,125
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22	300	318,895

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Specialty Retail (cont’d.)
TJX Cos., Inc. (The), Sr. Unsec’d. Notes	2.750%	06/15/21	2,800	$2,863,820

				58,809,186

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc., Sr. Unsec’d. Notes(a)	3.450%	02/09/45	12,405	11,775,310
Apple, Inc., Sr. Unsec’d. Notes	3.850%	05/04/43	5,810	5,901,757
Hewlett-Packard Co., Sr. Unsec’d. Notes	6.000%	09/15/41	5,975	6,649,757
NCR Corp., Gtd. Notes	5.875%	12/15/21	500	521,250
NCR Corp., Gtd. Notes(a)	6.375%	12/15/23	500	532,500
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	800	833,742

				26,214,316

Textiles, Apparel & Luxury Goods — 0.3%
INVISTA Finance LLC, Sr. Sec’d. Notes, 144A (original cost $9,400,000; purchased 10/09/14)(f)(g)	4.250%	10/15/19	9,400	9,341,250

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	3,000	2,982,372
Altria Group, Inc., Gtd. Notes(a)	4.000%	01/31/24	540	579,412
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39	81	143,246
Lorillard Tobacco Co., Gtd. Notes	7.000%	08/04/41	3,275	4,246,018
Lorillard Tobacco Co., Gtd. Notes	8.125%	05/01/40	650	933,791
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%	03/04/43	250	256,140
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	4.250%	11/10/44	950	996,322
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.375%	11/15/41	3,038	3,213,988
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	1,000	1,084,025
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	4.875%	11/15/43	337	383,937

				14,819,251

Water Utilities — 0.2%
Aquarion Co., Sr. Unsec’d. Notes, 144A (original cost $4,978,900; purchased 08/19/14)(f)(g)	4.000%	08/15/24	5,000	5,061,275

Wireless Telecommunication Services — 0.9%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	5,000	5,666,100
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	5,440	6,744,566
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes(a)	4.375%	07/16/42	1,800	1,799,748
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000%	03/15/44	7,075	7,798,539
Rogers Communications, Inc. (Canada), Gtd. Notes	5.450%	10/01/43	2,500	2,929,807
Sprint Corp., Gtd. Notes(a)	7.125%	06/15/24	1,325	1,291,875
Sprint Corp., Gtd. Notes	7.875%	09/15/23	350	357,000
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19	950	979,687
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes(a)	4.375%	02/19/43	1,000	983,595

				28,550,917

TOTAL CORPORATE BONDS (cost $2,765,248,998)				2,904,557,061

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN AGENCY — 0.2%
Electricite de France (France), Sr. Unsec’d. Notes, 144A(a)	4.875%	01/22/44	1,000	$1,133,278
Electricite de France (France), Sr. Unsec’d. Notes, 144A	6.000%	01/22/2114	1,300	1,577,109
Statoil ASA (Norway), Gtd. Notes(a)	4.800%	11/08/43	2,525	2,949,046
Statoil ASA (Norway), Gtd. Notes	7.750%	06/15/23	1,200	1,609,192

TOTAL FOREIGN AGENCY (cost $6,392,229)				7,268,625

FOREIGN GOVERNMENT BONDS — 0.1%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	500	525,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	5.550%	01/21/45	2,400	2,814,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,902,067)				3,339,000

MUNICIPAL BONDS — 1.8%

California — 0.8%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	3,200	4,607,744
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.008%	07/01/39	1,050	1,357,608
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.574%	07/01/45	3,595	5,269,048
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.603%	07/01/50	8,000	12,006,880
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	1,200	1,794,852
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	1,050	1,639,344

				26,675,476

District of Columbia — 0.2%
District of Columbia Water & Sewer Authority, Revenue Bonds	4.814%	10/01/2114	3,000	3,613,860
District of Columbia Water & Sewer Authority, Revenue Bonds	5.522%	10/01/44	3,000	3,871,050

				7,484,910

Illinois
Illinois State Toll Highway Authority, Revenue Bonds	5.851%	12/01/34	600	788,142

Missouri
Missouri Highway & Transportation Commission, Revenue Bonds, BABs	5.445%	05/01/33	325	404,333

New Jersey — 0.7%
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	9,740	14,297,833
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	4,535	6,823,815

				21,121,648

New York
Port Authority of New York & New Jersey, Revenue Bonds	5.647%	11/01/40	500	639,860

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

Ohio — 0.1%
Ohio State University (The)	4.800%	06/01/2111		1,300	$1,449,877

South Carolina
South Carolina State Public Service Authority, Revenue Bonds	5.784%	12/01/41		1,000	1,215,990

TOTAL MUNICIPAL BONDS (cost $54,832,349)					59,780,236

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes	1.375%	02/29/20-03/31/20		825	825,136
U.S. Treasury Notes	2.000%	02/15/25		5,795	5,831,671
U.S. Treasury Notes	2.125%	06/30/21	(k)	1,795	1,848,008

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,435,519)					8,504,815

TOTAL LONG-TERM INVESTMENTS (cost $3,076,401,761)					3,232,163,917

				Shares
SHORT-TERM INVESTMENT — 12.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $401,889,980; includes $362,280,204 of cash collateral for securities on loan)(b)(w)				401,889,980	401,889,980

TOTAL INVESTMENTS — 110.6% (cost $3,478,291,741)					3,634,053,897
Liabilities in excess of other assets(x) — (10.6)%					(348,077,251)

NET ASSETS — 100.0%					$3,285,976,646

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $354,730,497; cash collateral of $362,280,204 (included in liabilities) was received with which the Portfolio purchased highly liquid short- term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(f)	Indicates a restricted security; the aggregate cost of such securities is $50,972,331. The aggregate value of $51,123,624 is approximately 1.6% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
793	2 Year U.S. Treasury Notes	Jun. 2015	$173,269,047	$173,790,906	$521,859
1,568	5 Year U.S. Treasury Notes	Jun. 2015	187,300,539	188,490,751	1,190,212

					1,712,071

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Short Positions:
1,188	10 Year U.S. Treasury Notes	Jun. 2015	$151,222,109	$153,140,625	$(1,918,516)
715	30 Year U.S. Ultra Treasury Bonds	Jun. 2015	119,826,794	121,460,625	(1,633,831)

					(3,552,347)

					$(1,840,276)

(1)	Cash of $2,635,000 and U.S. Treasury Securities with a market value of $1,848,008 have been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2015.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$248,714,180	$—
Corporate Bonds	—	2,855,134,887	49,422,174
Foreign Agency	—	7,268,625	—
Foreign Government Bonds	—	3,339,000	—
Municipal Bonds	—	59,780,236	—
U.S. Treasury Obligations	—	8,504,815	—
Affiliated Money Market Mutual Fund	401,889,980	—	—
Other Financial Instruments*
Financial Futures Contracts	(1,840,276)	—	—

Total	$400,049,704	$3,182,741,743	$49,422,174

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Balance as of 12/31/2014	$29,456,945
Realized gain (loss)	(13,147)
Change in unrealized appreciation (depreciation)**	920,642
Purchases	19,542,053
Sales	—
Accrued discount/premium	(484,319)
Transfers in and/or out of Level 3	—

Balance as of 03/31/2015	$49,422,174

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange- traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

** Of which,	$920,642 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2015	Valuation Methodology	Unobservable Inputs
Corporate Bonds	$45,042,534	Market approach	Single broker indicative quote
Corporate Bonds	$4,379,640	Pricing at cost	Unadjusted purchase price

	$49,422,174

AST NEUBERGER BERMAN CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 104.3%

ASSET-BACKED SECURITIES(c) — 3.8%

Residential Mortgage-Backed Securities
Aames Mortgage Investment Trust, Series 2006-1, Class A4	0.734%		04/25/36	3,991	$3,493,510
Aegis Asset-Backed Securities Trust, Series 2004-4, Class M1	1.074%		10/25/34	4,192	3,847,600
Ameriquest Mortgage Securities, Inc., Series 2005-R8, Class M3	0.684%		10/25/35	4,887	4,080,949
Carrington Mortgage Loan Trust, Series 2005-NC5, Class M1	0.654%		10/25/35	4,430	3,850,082
FBR Securitization Trust, Series 2005-2, Class M2	0.921%		09/25/35	2,550	2,241,935
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2	0.564%		01/25/36	4,710	3,852,921
Mastr Asset-Backed Securities Trust, Series 2005-HE2, Class M2	0.644%		10/25/35	4,845	4,251,245
Morgan Stanley Home Equity Loan Trust, Series 2005-1, Class M4	1.224%		12/25/34	3,800	3,236,012
Nomura Home Equity Loan, Inc., Series 2006-HE1, Class M1	0.584%		02/25/36	3,300	2,968,944
Park Place Securities, Inc., Series 2005-WCH1, Class M4	1.419%		01/25/36	1,575	1,400,195

TOTAL ASSET-BACKED SECURITIES (cost $33,251,881)					33,223,393

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.4%
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4	5.634%		07/10/46	2,097	2,174,716
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4	5.414%		09/10/47	1,539	1,590,743
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class XA, IO	1.454	%(c)	02/10/48	11,927	1,247,014
COMM Mortgage Trust, Series 2013-CR12, Class XA, IO	1.580	%(c)	10/10/46	19,589	1,613,450
COMM Mortgage Trust, Series 2014-UBS6, Class XA, IO	1.233	%(c)	12/10/47	23,186	1,655,779
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B	6.028	%(c)	12/10/49	1,709	1,827,884
Commercial Mortgage Trust, Series 2007-GG9, Class A4	5.444%		03/10/39	2,000	2,110,396
Commercial Mortgage Trust, Series 2007-GG11, Class A4	5.736%		12/10/49	2,200	2,370,991
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class A3	5.467%		09/15/39	815	852,077
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A3	5.383%		02/15/40	1,626	1,712,139
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3	5.971	%(c)	02/15/41	1,300	1,424,449
GS Mortgage Securities Trust, Series 2014-GC26, Class XA, IO	1.263	%(c)	11/10/47	19,718	1,548,478
GS Mortgage Securities Trust, Series 2007-GG10, Class A4	5.989	%(c)	08/10/45	899	970,597
GS Mortgage Securities Trust, Series 2012-GC6, Class XA, IO, 144A	2.296	%(c)	01/10/45	6,649	685,388
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4	5.814	%(c)	06/12/43	2,109	2,189,641
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3	5.336%		05/15/47	1,961	2,065,432

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4	5.440%		06/12/47	1,838	$1,941,051
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3	5.420%		01/15/49	2,343	2,483,671
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4	5.775	%(c)	06/15/49	2,300	2,459,388
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882	%(c)	02/15/51	2,600	2,787,673
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	2,349	2,468,805
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4	5.735	%(c)	06/12/50	3,000	3,235,101
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class XA, IO	1.225	%(c)	11/15/46	12,535	911,828
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class XA, IO	1.213	%(c)	04/15/47	14,371	1,048,640
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A4	5.364%		03/15/44	1,150	1,223,867
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class XA, IO, 144A	1.990	%(c)	12/10/45	4,855	482,409
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3	5.707	%(c)	06/15/49	3,186	3,407,054
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA, IO, 144A	2.204	%(c)	11/15/45	6,670	723,392
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class XA, IO, 144A	1.490	%(c)	03/15/45	16,684	1,171,916
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class XA, IO	1.198	%(c)	08/15/47	14,913	1,161,357
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class XA, IO	0.966	%(c)	09/15/57	15,443	1,006,296
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class XA, IO	0.959	%(c)	11/15/47	21,469	1,435,654
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, IO	1.455	%(c)	03/15/47	10,873	896,005

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $55,285,050)					54,883,281

CORPORATE BONDS — 25.9%

Aerospace & Defense — 0.3%
L-3 Communications Corp., Gtd. Notes	3.950%		11/15/16	2,830	2,940,684

Automobiles — 0.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.700%		05/09/16	2,295	2,305,679

Banks — 4.9%
Alfa Bank OJSC Via Alfa Bond Issuance PLC (Russia), Sub. Notes, RegS	7.500%		09/26/19	200	185,324
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	2,025	2,041,388
Bank of America Corp., Sub. Notes, MTN	4.250%		10/22/26	3,370	3,478,993
Banque Centrale de Tunisie SA (Tunisia), Sr. Unsec’d. Notes	5.750%		01/30/25	250	252,187
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.000%		03/16/18	2,600	2,614,079
BBVA Bancomer SA (Mexico), Sr. Unsec’d. Notes, 144A	4.375%		04/10/24	2,500	2,590,625
Citigroup, Inc., Sr. Unsec’d. Notes	1.350%		03/10/17	3,185	3,179,614
Citigroup, Inc., Sub. Notes(a)	5.300%		05/06/44	2,430	2,731,398

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	3.750%		03/26/25	2,085	$2,109,382
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes(a)	1.350%		05/30/17	3,015	3,012,181
Development Bank of Kazakhstan JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	5.500%		12/20/15	400	408,000
Huntington National Bank (The), Sr. Unsec’d. Notes	1.350%		08/02/16	1,905	1,915,357
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	1.350%		02/15/17	5,070	5,089,590
JPMorgan Chase & Co., Sub. Notes(a)	4.125%		12/15/26	1,805	1,871,240
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	2.450%		04/16/19	2,890	2,927,654
MUFG Union Bank NA, Sr. Unsec’d. Notes	2.250%		05/06/19	1,330	1,346,011
TC Ziraat Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.250%		07/03/19	200	198,120
Wells Fargo & Co., Jr. Sub. Notes	5.900	%(c)	12/29/49	4,250	4,425,313
Wells Fargo & Co., Sub. Notes, MTN	4.650%		11/04/44	1,465	1,571,255

					41,947,711

Beverages — 0.5%
Fomento Economico Mexicano SAB de CV (Mexico), Sr. Unsec’d. Notes	4.375%		05/10/43	1,500	1,471,272
Suntory Holdings Ltd. (Japan), Sr. Unsec’d. Notes, 144A	2.550%		09/29/19	3,010	3,061,709

					4,532,981

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes(a)	2.200%		05/22/19	2,005	2,030,907

Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.550%		10/23/19	3,575	3,624,693
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.500%		01/23/25	2,265	2,304,760
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	4.800%		07/08/44	2,170	2,409,980
Jefferies Group LLC, Sr. Unsec’d. Notes	6.875%		04/15/21	690	780,197
Morgan Stanley, Sr. Unsec’d. Notes	1.875%		01/05/18	3,185	3,206,792
Morgan Stanley, Sr. Unsec’d. Notes(a)	4.300%		01/27/45	955	989,597
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	3.700%		10/23/24	2,930	3,054,765
Morgan Stanley, Sub. Notes, MTN	4.350%		09/08/26	2,385	2,500,110

					18,870,894

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.625%		10/01/44	1,875	1,959,999

Commercial Services & Supplies — 0.3%
ERAC USA Finance LLC, Gtd. Notes, 144A	2.350%		10/15/19	2,915	2,929,750

Construction Materials
Cemex SAB de CV (Mexico), First Lien, RegS	9.500%		06/15/18	200	221,800

Diversified Financial Services — 0.4%
Air Lease Corp., Sr. Unsec’d. Notes(a)	3.375%		01/15/19	1,710	1,744,200
Air Lease Corp., Sr. Unsec’d. Notes(a)	3.875%		04/01/21	1,020	1,050,600

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Corp. Financiera de Desarrollo SA (Peru), Sub. Notes, 144A	5.250	%(c)	07/15/29	200	$207,970

					3,002,770

Diversified Telecommunication Services — 2.2%
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	1,440	1,571,495
Qwest Corp., Sr. Unsec’d. Notes	6.750%		12/01/21	3,915	4,487,569
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54	1,318	1,367,544
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%		03/15/34	2,395	2,600,584
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%		09/15/43	257	334,655
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.272%		01/15/36	6,212	6,164,515
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.672%		03/15/55	2,489	2,437,580

					18,963,942

Electric Utilities — 0.6%
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, RegS	6.750%		08/06/23	200	199,040
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	4.000%		10/01/20	4,385	4,642,750

					4,841,790

Electronic Equipment, Instruments & Components — 0.2%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.300%		02/01/17	1,655	1,655,910

Energy Equipment & Services — 1.3%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.500%		02/01/42	2,750	3,189,964
Enterprise Products Operating LLC, Gtd. Notes	2.550%		10/15/19	1,835	1,859,574
Kinder Morgan Energy Partners LP, Gtd. Notes(a)	5.500%		03/01/44	2,265	2,369,174
Kinder Morgan, Inc., Gtd. Notes	5.550%		06/01/45	3,845	4,054,026

					11,472,738

Food & Staples Retailing — 0.3%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.000%		04/11/43	1,630	1,729,005
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.300%		04/22/44	1,095	1,221,927

					2,950,932

Food Products — 0.7%
Grupo Bimbo SAB de CV (Mexico), Gtd. Notes, 144A	3.875%		06/27/24	3,825	3,925,062
JM Smucker Co. (The), Gtd. Notes, 144A(a)	2.500%		03/15/20	1,275	1,292,111
Marfrig Overseas Ltd. (Brazil), Gtd. Notes, 144A	9.500%		05/04/20	200	189,000
Minerva Luxembourg SA (Brazil), Gtd. Notes, RegS	7.750%		01/31/23	200	197,000

					5,603,173

Health Care Equipment & Supplies — 0.3%
Zimmer Holdings, Inc., Sr. Unsec’d. Notes(a)	2.000%		04/01/18	2,625	2,645,997

Health Care Providers & Services — 0.2%
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%		03/30/20	1,230	1,233,277

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Independent Power & Renewable Electricity Producers — 0.1%
Empresa Electrica Angamos SA (Chile), Sr. Sec’d. Notes, 144A	4.875%		05/25/29	200	$197,800
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	8.000%		08/07/19	200	235,500

					433,300

Industrial Conglomerates — 0.7%
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	3,695	4,147,663
MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	3.000%		02/10/25	1,915	1,893,324

					6,040,987

Insurance — 0.5%
Allstate Corp. (The), Sub. Notes	5.750	%(c)	08/15/53	2,470	2,689,213
Lincoln National Corp., Sr. Unsec’d. Notes	3.350%		03/09/25	1,490	1,507,050

					4,196,263

Internet & Catalog Retail — 0.2%
Amazon.com, Inc., Sr. Unsec’d. Notes(a)	4.950%		12/05/44	1,750	1,909,201

IT Services — 0.3%
Xerox Corp., Sr. Unsec’d. Notes	2.750%		09/01/20	2,090	2,092,922

Media — 1.0%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(a)	3.800%		03/15/22	1,065	1,103,859
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.950%		01/15/25	4,125	4,249,893
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.300%		02/23/17	850	850,967
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.650%		09/29/17	970	971,920
Viacom, Inc., Sr. Unsec’d. Notes	2.750%		12/15/19	1,535	1,559,179

					8,735,818

Metals & Mining — 1.1%
CITIC Ltd. (China), Sr. Unsec’d. Notes	6.800%		01/17/23	200	237,000
Codelco, Inc. (Chile), Sr. Unsec’d. Notes, RegS	6.150%		10/24/36	200	242,230
Freeport-McMoRan, Inc., Gtd. Notes	3.875%		03/15/23	1,275	1,181,168
Freeport-McMoRan, Inc., Gtd. Notes(a)	4.550%		11/14/24	7,520	7,225,607
Vale SA (Brazil), Sr. Unsec’d. Notes(a)	5.625%		09/11/42	340	294,236

					9,180,241

Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	4.500%		07/15/44	1,860	1,902,862
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.950%		09/15/16	2,220	2,368,265
Apache Corp., Sr. Unsec’d. Notes	4.750%		04/15/43	1,305	1,363,931
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.506%		03/17/25	3,045	3,105,766
ConocoPhillips Co., Gtd. Notes(a)	4.300%		11/15/44	1,405	1,491,249
Genel Energy Finance PLC (United Kingdom), Gtd. Notes, 144A	7.500%		05/14/19	200	177,000
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	6.375%		04/09/21	750	747,750
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	9.125%		07/02/18	400	434,320
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.625%		01/19/25	220	129,404

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, RegS	6.450%	05/30/44	200	$215,000
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.750%	01/20/20	69	64,003
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	170	192,525
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%	06/15/35	200	229,000
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.625%	01/23/46	2,100	2,131,500
Phillips 66, Gtd. Notes(a)	4.875%	11/15/44	920	985,252
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, RegS	3.900%	05/17/22	300	314,638
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec’d. Notes, MTN	4.750%	03/13/23	420	385,926
Transocean, Inc., Gtd. Notes(a)	3.800%	10/15/22	3,505	2,557,556
Williams Partners LP, Sr. Unsec’d. Notes	3.600%	03/15/22	2,215	2,208,083

				21,004,030

Pharmaceuticals — 1.7%
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	2,755	2,843,243
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	2.375%	10/08/19	4,385	4,459,922
Eli Lilly & Co., Sr. Unsec’d. Notes	3.700%	03/01/45	1,965	1,965,782
Express Scripts Holding Co., Gtd. Notes	2.250%	06/15/19	3,815	3,832,179
McKesson Corp., Sr. Unsec’d. Notes	1.292%	03/10/17	1,750	1,751,778

				14,852,904

Real Estate Investment Trusts (REITs) — 0.3%
Vornado Realty LP, Sr. Unsec’d. Notes	2.500%	06/30/19	2,670	2,691,435

Real Estate Management & Development — 0.5%
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	1.750%	09/15/17	2,775	2,789,322
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	2.700%	09/17/19	1,650	1,670,277

				4,459,599

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%	04/01/45	1,385	1,440,734

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc., Sr. Unsec’d. Notes(a)	3.450%	02/09/45	1,430	1,357,412
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.650%	06/01/16	3,075	3,132,484

				4,489,896

Tobacco — 1.2%
Altria Group, Inc., Gtd. Notes(a)	2.625%	01/14/20	3,145	3,195,443
Altria Group, Inc., Gtd. Notes	5.375%	01/31/44	1,510	1,765,969
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.250%	11/10/44	1,205	1,263,756
Reynolds American, Inc., Gtd. Notes	4.750%	11/01/42	4,155	4,285,774

				10,510,942

Wireless Telecommunication Services
Comcel Trust via Comunicaciones Celulares SA (Guatemala), Gtd. Notes, 144A	6.875%	02/06/24	250	266,375

TOTAL CORPORATE BONDS (cost $218,394,252)				222,415,581

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS — 7.5%
Banco Nacional De Desenvolvimento Economico E Social (Brazil), Sr. Unsec’d. Notes, RegS	6.369%	06/16/18	120	$126,864
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes	4.854%	02/06/24	400	420,500
Bolivian Government International Bond (Bolivia), Sr. Unsec’d. Notes, RegS(a)	5.950%	08/22/23	420	434,175
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%	01/07/41	500	508,750
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	8.250%	01/20/34	200	259,000
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.625%	02/26/44	200	223,500
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	8.125%	05/21/24	200	265,500
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes	7.158%	03/12/45	200	206,000
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, RegS	6.750%	11/05/19	270	299,363
Development Bank of Mongolia LLC (Mongolia), Gov’t. Gtd. Notes, RegS	5.750%	03/21/17	200	187,500
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	6.600%	01/28/24	100	108,750
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes(a)	6.850%	01/27/45	100	105,000
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	10.500%	03/24/20	297	297,743
Ecuador Government International Bond (Ecuador), Unsec’d. Notes, RegS	7.950%	06/20/24	400	353,000
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, RegS	6.875%	04/30/40	150	151,313
El Salvador Government International Bond (El Salvador), Unsec’d. Notes, RegS(a)	6.375%	01/18/27	395	395,000
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, RegS	5.000%	09/23/21	200	200,500
Federal Democratic Republic of Ethiopia (Ethiopia), Unsec’d. Notes, 144A	6.625%	12/11/24	200	194,250
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23	100	115,000
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41	330	477,179
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	7.750%	01/17/38	400	546,000
Italy Buoni Poliennali del Tesoro (Italy), Bonds	2.500%	12/01/24	EUR 3,955	4,738,932
Italy Buoni Poliennali del Tesoro (Italy), Bonds	4.000%	02/01/37	EUR 3,590	5,246,290
Italy Buoni Poliennali del Tesoro (Italy), Bonds, TIPS	4.500%	03/01/26	EUR 4,740	6,725,049
Ivory Coast Government International Bond (Ivory Coast), Bonds	6.375%	03/03/28	200	200,500
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, RegS	5.375%	07/23/24	200	189,000
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, RegS	5.750%	12/31/32	200	190,016
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	7.625%	07/09/25	200	221,750
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes	6.875%	06/24/24	200	208,850
Mexican Bonos (Mexico), Bonds	7.750%	11/13/42	MXN 81,700	6,209,457
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	310	325,500

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Mongolia Government International Bond (Mongolia), Sr. Unsec’d. Notes, RegS	5.125%	12/05/22	200	$168,000
New Zealand Government Bond (New Zealand), Sr. Unsec’d. Notes	5.500%	04/15/23	NZD 14,740	12,770,127
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes, RegS	8.250%	04/15/24	300	316,185
Panama Government International (Panama), Sr. Unsec’d. Notes	6.700%	01/26/36	200	262,000
Republic of Armenia (Armenia), Unsec’d. Notes, 144A	7.150%	03/26/25	219	213,525
Republic of Ghana (Ghana), Unsec’d. Notes	8.125%	01/18/26	200	189,866
Republic of Iraq (Iraq), Unsec’d. Notes, RegS	5.800%	01/15/28	350	292,250
Republic of Paraguay (Paraguay), Notes	6.100%	08/11/44	200	219,500
Republic of Serbia (Serbia), Sr. Unsec’d. Notes, RegS	5.250%	11/21/17	400	414,740
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes	6.125%	01/22/44	100	127,170
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.750%	02/07/22	80	96,800
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	3.250%	04/04/17	200	199,952
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	5.000%	04/29/20	600	600,750
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS(a)	7.500%	03/31/30	181	207,966
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.250%	02/18/24	250	286,937
South Africa Government Bond (South Africa), Bonds	6.500%	02/28/41	ZAR 116,050	7,693,611
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875%	09/16/25	200	229,040
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	6.875%	05/27/19	400	459,960
Spanish Government Bond (Spain), Bonds	5.150%	10/31/44	EUR 1,395	2,552,465
Spanish Government Bond (Spain), Sr. Unsec’d. Notes	4.650%	07/30/25	EUR 4,520	6,463,461
Turkey Government International Bond (Turkey), Unsec’d. Notes	6.625%	02/17/45	300	371,160

TOTAL FOREIGN GOVERNMENT BONDS (cost $65,909,051)				64,265,696

U.S. GOVERNMENT AGENCY OBLIGATIONS — 38.0%
Federal Farm Credit Bank	1.460%	11/19/19	2,695	2,658,027
Federal Home Loan Bank	0.125%	04/14/15	1,500	1,499,997
Federal Home Loan Bank	0.250%	01/12/16	50,000	49,935,400
Federal Home Loan Bank	5.500%	07/15/36	2,040	2,860,270
Federal Home Loan Mortgage Corp.	3.500%	03/01/42-09/01/44	8,506	8,937,437
Federal Home Loan Mortgage Corp.	3.500%	TBA	3,135	3,285,566
Federal Home Loan Mortgage Corp.	4.000%	10/01/40-02/01/45	15,704	16,866,663
Federal Home Loan Mortgage Corp.	4.000%	TBA	15,305	16,347,653
Federal Home Loan Mortgage Corp.	4.500%	05/01/39-12/01/44	15,772	17,205,919
Federal Home Loan Mortgage Corp.	4.500%	TBA	1,910	2,079,960
Federal Home Loan Mortgage Corp.	5.000%	06/01/40-12/01/41	3,027	3,360,934
Federal Home Loan Mortgage Corp.	5.500%	03/01/28-05/01/40	2,508	2,818,825
Federal Home Loan Mortgage Corp.	6.000%	09/01/27-05/01/40	1,718	1,951,920
Federal National Mortgage Assoc.	1.600%	12/24/20	4,425	4,382,449
Federal National Mortgage Assoc.	2.500%	TBA	1,855	1,905,143
Federal National Mortgage Assoc.	3.000%	01/01/43-08/01/43	3,913	4,008,830
Federal National Mortgage Assoc.	3.000%	TBA	8,110	8,501,561

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	TBA	1,965	$2,008,906
Federal National Mortgage Assoc.	3.500%	12/01/41-10/01/43	16,080	16,940,881
Federal National Mortgage Assoc.	3.500%	TBA	8,645	9,079,952
Federal National Mortgage Assoc.	4.000%	12/01/40-01/01/45	27,746	29,839,651
Federal National Mortgage Assoc.	4.000%	TBA	33,330	35,637,063
Federal National Mortgage Assoc.	4.500%	05/01/29-10/01/44	30,603	33,494,521
Federal National Mortgage Assoc.	4.500%	TBA	8,165	8,885,182
Federal National Mortgage Assoc.	5.000%	01/01/17-07/01/44	16,558	18,305,584
Federal National Mortgage Assoc.	5.000%	TBA	435	483,700
Federal National Mortgage Assoc.	5.500%	07/01/25-09/01/41	10,980	12,387,658
Federal National Mortgage Assoc.	6.000%	10/01/37-09/01/40	1,228	1,399,678
Government National Mortgage Assoc.	3.500%	TBA	2,025	2,130,759
Government National Mortgage Assoc.	4.000%	TBA	3,795	4,043,306
Tennessee Valley Authority	4.625%	09/15/60	2,138	2,504,490
Tennessee Valley Authority	5.250%	09/15/39	810	1,060,612

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $322,369,907)				326,808,497

U.S. TREASURY OBLIGATIONS — 18.1%
U.S. Treasury Bonds	4.500%	02/15/36	11,855	16,149,663
U.S. Treasury Bonds	5.500%	08/15/28	33,155	46,106,172
U.S. Treasury Bonds	6.250%	08/15/23	340	458,548
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.750%	01/15/28	3,765	4,916,533
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.000%	01/15/26	17,935	25,030,851
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.875%	04/15/29	1,165	2,432,789
U.S. Treasury Notes	0.625%	11/30/17	3,270	3,256,204
U.S. Treasury Notes	2.125%	12/31/21	4,210	4,334,326
U.S. Treasury Notes	2.750%	02/15/24	26,555	28,459,498
U.S. Treasury Notes	3.625%	08/15/19	22,215	24,431,302

TOTAL U.S. TREASURY OBLIGATIONS (cost $153,159,714)				155,575,886

			Shares
EXCHANGE TRADED FUNDS — 4.6%
iShares 0-5 Year High Yield Corporate Bond ETF(a)			62,000	3,041,100
iShares iBoxx $ High Yield Corporate Bond ETF(a)			134,500	12,187,045
SPDR Barclays High Yield Bond ETF(a)			304,000	11,922,880
SPDR Barclays Short Term High Yield Bond ETF			432,600	12,631,920

TOTAL EXCHANGE TRADED FUNDS (cost $39,936,121)				39,782,945

TOTAL LONG-TERM INVESTMENTS (cost $888,305,976)				896,955,279

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Shares	Value
SHORT-TERM INVESTMENTS — 11.4%

AFFILIATED MONEY MARKET MUTUAL FUND — 10.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $87,769,493; includes $48,353,858 of cash collateral for securities on loan)(b)(w)			87,769,493	$87,769,493

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION — 1.2%
Federal Agricultural Mortgage Corp. (cost $10,000,000)	0.090%	04/01/15	10,000	10,000,000

TOTAL SHORT-TERM INVESTMENTS (cost $97,769,493)				97,769,493

TOTAL INVESTMENTS — 115.7% (cost $986,075,469)				994,724,772
Liabilities in excess of other assets(x) — (15.7)%				(135,237,931)

NET ASSETS — 100.0%				$859,486,841

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,283,270; cash collateral of $48,353,858 (included in liabilities) was received with which the Portfolio purchased highly liquid short- term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
42	90 Day Euro Dollar	Dec. 2016	$10,347,750	$10,352,475	$4,725
57	90 Day Euroyen	Jun. 2015	11,863,020	11,861,831	(1,189)
166	90 Day New Zealand Bank Bill	Dec. 2015	14,454,040	14,489,290	35,250

					38,786

Short Positions:
82	2 Year U.S. Treasury Notes	Jun. 2015	17,911,813	17,970,813	(59,000)
134	5 Year U.S. Treasury Notes	Jun. 2015	15,961,968	16,108,266	(146,298)
282	10 Year U.S. Treasury Notes	Jun. 2015	35,795,441	36,351,563	(556,122)
30	20 Year U.S. Treasury Bonds	Jun. 2015	4,761,219	4,916,250	(155,031)
105	30 Year Euro BUXL	Jun. 2015	19,048,257	19,888,605	(840,348)
94	30 Year U.S. Ultra Treasury Bonds	Jun. 2015	15,523,460	15,968,250	(444,790)
175	Euro Currency	Jun. 2015	24,017,713	23,524,375	493,338
28	Euro-OAT	Jun. 2015	4,635,513	4,698,179	(62,666)
190	Mexican Peso	Jun. 2015	6,268,100	6,202,550	65,550
176	New Zealand Dollar Currency	Jun. 2015	13,228,160	13,078,560	149,600
190	South African Rand Currency	Jun. 2015	7,923,013	7,725,875	197,138

					(1,358,629)

					$(1,319,843)

(1) Cash of $3,880,000 segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2015.

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$39,782,945	$—	$—
Asset-Backed Securities
Residential Mortgage-Backed Securities	—	33,223,393	—
Commercial Mortgage-Backed Securities	—	54,883,281	—
Corporate Bonds	—	222,415,581	—
Foreign Government Bonds	—	64,265,696	—
U.S. Government Agency Obligations	—	336,808,497	—
U.S. Treasury Obligations	—	155,575,886	—
Affiliated Money Market Mutual Fund	87,769,493	—	—
Other Financial Instruments*
Futures	(1,319,843)	—	—

Total	$126,232,595	$867,172,334	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value at 03/31/15
Foreign exchange contracts	$905,626
Interest rate contracts	(2,225,469)

Total	$(1,319,843)

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Airlines — 1.4%
Alaska Air Group, Inc.	180,000	$11,912,400

Banks — 1.1%
SVB Financial Group*	70,000	8,892,800

Biotechnology — 5.1%
ACADIA Pharmaceuticals, Inc.*(a)	100,000	3,259,000
Alkermes PLC*	117,500	7,163,975
BioMarin Pharmaceutical, Inc.*	82,500	10,281,150
Incyte Corp.*	92,500	8,478,550
Puma Biotechnology, Inc.*(a)	20,000	4,722,200
United Therapeutics Corp.*(a)	50,000	8,621,750

		42,526,625

Capital Markets — 3.5%
Affiliated Managers Group, Inc.*	62,500	13,423,750
E*Trade Financial Corp.*	242,500	6,924,587
Raymond James Financial, Inc.	160,000	9,084,800

		29,433,137

Commercial Services & Supplies — 1.8%
Stericycle, Inc.*	105,200	14,773,236

Communications Equipment — 2.1%
F5 Networks, Inc.*	65,000	7,471,100
Palo Alto Networks, Inc.*	70,000	10,225,600

		17,696,700

Containers & Packaging — 1.3%
Packaging Corp. of America	140,000	10,946,600

Distributors — 1.0%
LKQ Corp.*	325,000	8,307,000

Diversified Consumer Services — 0.6%
Service Corp. International	200,000	5,210,000

Diversified Financial Services — 0.9%
CBOE Holdings, Inc.	130,000	7,462,650

Electrical Equipment — 2.0%
Acuity Brands, Inc.	40,000	6,726,400
AMETEK, Inc.	200,000	10,508,000

		17,234,400

Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp. (Class A Stock)	155,400	9,157,722
CDW Corp.	235,000	8,751,400
Zebra Technologies Corp. (Class A Stock)*(a)	85,000	7,710,775

		25,619,897

Food & Staples Retailing — 0.8%
Rite Aid Corp.*	750,000	6,517,500

Food Products — 2.1%
Pinnacle Foods, Inc.	150,000	6,121,500
WhiteWave Foods Co. (The)*	265,200	11,758,968

		17,880,468

Health Care Equipment & Supplies — 2.7%
Cooper Cos., Inc. (The)	41,800	7,834,156
Teleflex, Inc.	65,000	7,853,950
Wright Medical Group, Inc.*(a)	285,700	7,371,060

		23,059,166

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 6.2%
Acadia Healthcare Co., Inc.*(a)	200,000	$14,320,000
Envision Healthcare Holdings, Inc.*	300,000	11,505,000
Omnicare, Inc.	91,500	7,050,990
Quest Diagnostics, Inc.	97,500	7,492,875
Universal Health Services, Inc. (Class B Stock)	97,500	11,476,725

		51,845,590

Health Care Technology — 2.0%
Cerner Corp.*	190,000	13,919,400
Veeva Systems, Inc. (Class A Stock)*(a)	117,500	2,999,775

		16,919,175

Hotels, Restaurants & Leisure — 2.4%
Bloomin’ Brands, Inc.	225,000	5,474,250
Buffalo Wild Wings, Inc.*(a)	40,000	7,249,600
Norwegian Cruise Line Holdings Ltd.*	132,500	7,156,325

		19,880,175

Household Durables — 0.8%
Jarden Corp.*	135,000	7,141,500

Independent Power & Renewable Electricity Producers — 0.3%
Dynegy, Inc.*	80,000	2,514,400

Industrial Conglomerates — 1.6%
Roper Industries, Inc.(a)	77,500	13,330,000

Internet & Catalog Retail — 0.5%
Liberty Interactive Corp. (Class A Stock)*	140,000	4,086,600

Internet Software & Services — 3.0%
Akamai Technologies, Inc.*	90,000	6,394,050
CoStar Group, Inc.*	40,500	8,012,115
Demandware, Inc.*(a)	115,000	7,003,500
HomeAway, Inc.*(a)	132,600	4,000,542

		25,410,207

IT Services — 3.7%
Alliance Data Systems Corp.*	52,500	15,553,125
Fiserv, Inc.*	85,000	6,749,000
FleetCor Technologies, Inc.*	57,200	8,632,624

		30,934,749

Leisure Products — 1.0%
Polaris Industries, Inc.(a)	60,000	8,466,000

Life Sciences Tools & Services — 1.2%
Illumina, Inc.*	52,500	9,746,100

Machinery — 2.7%
PACCAR, Inc.	87,500	5,524,750
Pall Corp.(a)	100,600	10,099,234
Wabtec Corp.	75,000	7,125,750

		22,749,734

Media — 0.8%
Charter Communications, Inc. (Class A Stock)*	35,000	6,758,850

Multiline Retail — 2.5%
Burlington Stores, Inc.*	113,000	6,714,460
Dollar Tree, Inc.*	137,200	11,133,094
Tuesday Morning Corp.*(a)	225,000	3,622,500

		21,470,054

Oil, Gas & Consumable Fuels — 1.9%
Antero Resources Corp.*(a)	122,500	4,326,700

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Cabot Oil & Gas Corp.	132,500	$3,912,725
Concho Resources, Inc.*	65,000	7,534,800

		15,774,225

Pharmaceuticals — 3.5%
Akorn, Inc.*(a)	247,500	11,758,725
Endo International PLC*(a)	110,000	9,867,000
Jazz Pharmaceuticals PLC*	45,000	7,775,550

		29,401,275

Professional Services — 1.5%
Nielsen NV	125,000	5,571,250
WageWorks, Inc.*	135,000	7,199,550

		12,770,800

Real Estate Management & Development — 1.3%
Jones Lang LaSalle, Inc.	65,000	11,076,000

Road & Rail — 2.0%
J.B. Hunt Transport Services, Inc.	85,000	7,258,575
Old Dominion Freight Line, Inc.*	120,000	9,276,000

		16,534,575

Semiconductors & Semiconductor Equipment — 7.2%
Avago Technologies Ltd. (Singapore)	120,000	15,237,600
Cavium, Inc.*	130,000	9,206,600
Freescale Semiconductor Ltd.*(a)	150,000	6,114,000
Lam Research Corp.	102,500	7,199,088
Monolithic Power Systems, Inc	139,500	7,344,675
NXP Semiconductors NV (Netherlands)*	105,000	10,537,800
SunEdison, Inc.*(a)	210,000	5,040,000

		60,679,763

Software — 6.4%
Activision Blizzard, Inc.	230,000	5,226,750
Electronic Arts, Inc.*(a)	120,000	7,057,800
Fortinet, Inc.*	140,000	4,893,000
Mobileye NV*(a)	55,000	2,311,650
ServiceNow, Inc.*	115,000	9,059,700
Splunk, Inc.*	72,700	4,303,840
Synchronoss Technologies, Inc.*(a)	187,500	8,898,750
Ultimate Software Group, Inc. (The)*	36,600	6,220,353
Workday, Inc. (Class A Stock)*(a)	65,000	5,486,650

		53,458,493

Specialty Retail — 8.6%
Advance Auto Parts, Inc.	57,200	8,562,268
Lithia Motors, Inc. (Class A Stock)	87,500	8,698,375
O’Reilly Automotive, Inc.*	74,400	16,088,256
Ross Stores, Inc.	105,000	11,062,800
Signet Jewelers Ltd.*	50,000	6,939,500
Tractor Supply Co.	135,000	11,483,100
Williams-Sonoma, Inc.	123,500	9,844,185

		72,678,484

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 4.7%
Carter’s, Inc.	90,000	$8,322,300
Hanesbrands, Inc.	400,000	13,404,000
Lululemon Athletica, Inc.*	67,500	4,321,350
Under Armour, Inc. (Class A Stock)*(a)	164,600	13,291,450

		39,339,100

Trading Companies & Distributors — 0.7%
United Rentals, Inc.*(a)	65,000	5,925,400

Wireless Telecommunication Services — 2.8%
SBA Communications Corp. (Class A Stock)*	132,500	15,515,750
T-Mobile US, Inc.*	262,500	8,318,625

		23,834,375

TOTAL LONG-TERM INVESTMENTS (cost $572,172,356)		830,198,203

SHORT-TERM INVESTMENT — 14.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $121,952,168; includes $105,907,906 of cash collateral for securities on loan)(b)(w)	121,952,168	121,952,168

TOTAL INVESTMENTS — 113.2% (cost $694,124,524)		952,150,371
Liabilities in excess of other assets — (13.2)%		(111,141,908)

NET ASSETS — 100.0%		$841,008,463

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $102,481,907; cash collateral of $105,907,906 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$11,912,400	$—	$—
Banks	8,892,800	—	—
Biotechnology	42,526,625	—	—
Capital Markets	29,433,137	—	—
Commercial Services & Supplies	14,773,236	—	—
Communications Equipment	17,696,700	—	—
Containers & Packaging	10,946,600	—	—
Distributors	8,307,000	—	—
Diversified Consumer Services	5,210,000	—	—
Diversified Financial Services	7,462,650	—	—
Electrical Equipment	17,234,400	—	—
Electronic Equipment, Instruments & Components	25,619,897	—	—
Food & Staples Retailing	6,517,500	—	—
Food Products	17,880,468	—	—
Health Care Equipment & Supplies	23,059,166	—	—
Health Care Providers & Services	51,845,590	—	—
Health Care Technology	16,919,175	—	—
Hotels, Restaurants & Leisure	19,880,175	—	—
Household Durables	7,141,500	—	—
Independent Power & Renewable Electricity Producers	2,514,400	—	—
Industrial Conglomerates	13,330,000	—	—
Internet & Catalog Retail	4,086,600	—	—
Internet Software & Services	25,410,207	—	—
IT Services	30,934,749	—	—
Leisure Products	8,466,000	—	—
Life Sciences Tools & Services	9,746,100	—	—
Machinery	22,749,734	—	—
Media	6,758,850	—	—
Multiline Retail	21,470,054	—	—
Oil, Gas & Consumable Fuels	15,774,225	—	—
Pharmaceuticals	29,401,275	—	—
Professional Services	12,770,800	—	—
Real Estate Management & Development	11,076,000	—	—
Road & Rail	16,534,575	—	—
Semiconductors & Semiconductor Equipment	60,679,763	—	—
Software	53,458,493	—	—
Specialty Retail	72,678,484	—	—
Textiles, Apparel & Luxury Goods	39,339,100	—	—
Trading Companies & Distributors	5,925,400	—	—
Wireless Telecommunication Services	23,834,375	—	—
Affiliated Money Market Mutual Fund	121,952,168	—	—

Total	$952,150,371	$—	$—

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS
Aerospace & Defense — 3.9%
AAR Corp.(a)	94,700	$2,907,290
Engility Holdings, Inc.	9,000	270,360
General Dynamics Corp.	61,800	8,388,114
Huntington Ingalls Industries, Inc.	33,890	4,749,683
Northrop Grumman Corp.	33,400	5,376,064
Orbital ATK, Inc.	23,700	1,816,131
Raytheon Co.	28,900	3,157,325
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	236,400	12,342,444
Vectrus, Inc.*	4,744	120,924

		39,128,335

Auto Components — 2.6%
Autoliv, Inc. (Sweden)(a)	34,900	4,110,173
Goodyear Tire & Rubber Co. (The)	192,100	5,202,068
Lear Corp.	93,100	10,317,342
TRW Automotive Holdings Corp.*	61,400	6,437,790

		26,067,373

Banks — 6.4%
Banco Latinoamericano de Comercio Exterior SA (Panama)	116,300	3,813,477
BankUnited, Inc.	238,800	7,818,312
BB&T Corp.	119,400	4,655,406
CIT Group, Inc.	51,200	2,310,144
Comerica, Inc.	160,900	7,261,417
Fifth Third Bancorp	288,900	5,445,765
Huntington Bancshares, Inc.	1,170,100	12,929,605
KeyCorp	530,500	7,511,880
M&T Bank Corp.	48,900	6,210,300
PNC Financial Services Group, Inc. (The)	22,600	2,107,224
Regions Financial Corp.	468,600	4,428,270

		64,491,800

Biotechnology — 0.7%
United Therapeutics Corp.*(a)	43,500	7,500,923

Building Products — 0.6%
Owens Corning	145,800	6,327,720

Capital Markets — 1.5%
Ameriprise Financial, Inc.	31,400	4,108,376
Ashford, Inc.*	2,279	270,654
State Street Corp.	154,900	11,389,797

		15,768,827

Chemicals — 4.1%
Ashland, Inc.	96,600	12,298,146
Cabot Corp.	77,800	3,501,000
Celanese Corp. (Class A Stock)	66,000	3,686,760
CF Industries Holdings, Inc.	18,900	5,361,552
Eastman Chemical Co.	70,500	4,882,830
Huntsman Corp.	301,600	6,686,472
Olin Corp.(a)	150,500	4,822,020

		41,238,780

Commercial Services & Supplies — 4.4%
ADT Corp. (The)(a)	388,800	16,142,976
Brink’s Co. (The)(a)	146,500	4,047,795
Covanta Holding Corp.	411,200	9,223,216
Pitney Bowes, Inc.	205,300	4,787,596
RR Donnelley & Sons Co.(a)	229,278	4,399,845

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Tyco International PLC	132,800	$5,718,368

		44,319,796

Communications Equipment — 1.3%
Brocade Communications Systems, Inc.	610,300	7,241,209
Harris Corp.	74,700	5,883,372

		13,124,581

Construction & Engineering — 0.7%
KBR, Inc.	295,400	4,277,392
Tutor Perini Corp.*	113,100	2,640,885

		6,918,277

Consumer Finance — 0.8%
Discover Financial Services	44,600	2,513,210
Navient Corp.	95,000	1,931,350
Nelnet, Inc. (Class A Stock)	76,900	3,638,908

		8,083,468

Containers & Packaging — 1.1%
Avery Dennison Corp.	81,727	4,324,176
Owens-Illinois, Inc.*	70,600	1,646,392
Rock-Tenn Co. (Class A Stock)	76,600	4,940,700

		10,911,268

Electric Utilities — 4.4%
American Electric Power Co., Inc.	134,200	7,548,750
Edison International	276,100	17,247,967
Entergy Corp.	112,500	8,717,625
FirstEnergy Corp.	237,800	8,337,268
Portland General Electric Co.	74,000	2,744,660

		44,596,270

Electrical Equipment — 0.4%
Regal-Beloit Corp.	52,200	4,171,824

Electronic Equipment, Instruments & Components — 2.3%
Flextronics International Ltd.*	704,100	8,924,467
Ingram Micro, Inc. (Class A Stock)*	133,900	3,363,568
Itron, Inc.*	107,000	3,906,570
TE Connectivity Ltd. (Switzerland)	54,800	3,924,776
Tech Data Corp.*	59,100	3,414,207

		23,533,588

Energy Equipment & Services — 1.1%
Cameron International Corp.*	122,300	5,518,176
Helmerich & Payne, Inc.(a)	49,400	3,362,658
Superior Energy Services, Inc.	83,200	1,858,688

		10,739,522

Food & Staples Retailing — 1.7%
CVS Health Corp.	106,800	11,022,828
Kroger Co. (The)	75,300	5,772,498

		16,795,326

Food Products — 2.0%
Archer-Daniels-Midland Co.	75,500	3,578,700
Bunge Ltd.	20,600	1,696,616
ConAgra Foods, Inc.	133,600	4,880,408
Fresh Del Monte Produce, Inc.	77,500	3,015,525
Sanderson Farms, Inc.(a)	35,000	2,787,750
Tyson Foods, Inc. (Class A Stock)	118,300	4,530,890

		20,489,889

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 0.8%
Zimmer Holdings, Inc.	69,900	$8,214,648

Health Care Providers & Services — 3.8%
Aetna, Inc.	71,300	7,595,589
Cardinal Health, Inc.	54,000	4,874,580
Chemed Corp.	16,900	2,017,860
CIGNA Corp.	65,000	8,413,600
Laboratory Corp. of America Holdings*	29,100	3,669,219
Omnicare, Inc.	85,000	6,550,100
Select Medical Holdings Corp.	349,000	5,175,670

		38,296,618

Hotels, Restaurants & Leisure — 1.7%
Brinker International, Inc.	75,400	4,641,624
Darden Restaurants, Inc.	164,200	11,385,628
International Game Technology	69,700	1,213,477

		17,240,729

Household Durables — 0.7%
Whirlpool Corp.	35,100	7,092,306

Independent Power & Renewable Electricity Producers — 1.3%
AES Corp.	1,045,900	13,439,815

Insurance — 7.8%
Aflac, Inc.	54,300	3,475,743
Allstate Corp. (The)	87,200	6,206,024
American Financial Group, Inc.	74,500	4,779,175
Aspen Insurance Holdings Ltd.	71,100	3,358,053
Endurance Specialty Holdings Ltd.	49,900	3,050,886
Everest Re Group Ltd.	31,700	5,515,800
Hartford Financial Services Group, Inc. (The)	166,900	6,979,758
HCC Insurance Holdings, Inc.	50,000	2,833,500
Lincoln National Corp.	119,200	6,849,232
Maiden Holdings Ltd.	189,700	2,813,251
Montpelier Re Holdings Ltd. (Bermuda)	84,700	3,255,868
PartnerRe Ltd.	58,900	6,734,037
Principal Financial Group, Inc.	82,900	4,258,573
StanCorp Financial Group, Inc.	52,100	3,574,060
Universal Insurance Holdings, Inc.	8,800	225,192
Unum Group	186,100	6,277,153
Validus Holdings Ltd.	138,500	5,830,850
XL Group PLC (Ireland)	92,000	3,385,600

		79,402,755

IT Services — 4.3%
Amdocs Ltd.	278,800	15,166,720
Convergys Corp.	152,500	3,487,675
Teradata Corp.*(a)	200,929	8,869,006
Western Union Co. (The)(a)	439,100	9,137,671
Xerox Corp.	577,900	7,426,015

		44,087,087

Leisure Products — 0.2%
Vista Outdoor, Inc.*	47,400	2,029,668

Machinery — 3.8%
AGCO Corp.(a)	131,600	6,269,424
Briggs & Stratton Corp.	70,400	1,446,016
Harsco Corp.	291,800	5,036,468
Manitowoc Co., Inc. (The)(a)	192,100	4,141,676
Meritor, Inc.*	225,000	2,837,250
Oshkosh Corp.	51,700	2,522,443
Trinity Industries, Inc.	194,600	6,910,246

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Valmont Industries, Inc.(a)	56,800	$6,979,584
Wabash National Corp.*	146,800	2,069,880

		38,212,987

Media — 0.8%
Gannett Co., Inc.	93,900	3,481,812
Starz (Class A Stock)*	135,200	4,652,232

		8,134,044

Metals & Mining — 0.2%
Reliance Steel & Aluminum Co.	36,000	2,198,880

Multiline Retail — 3.2%
Dillard’s, Inc. (Class A Stock)	41,600	5,678,816
Kohl’s Corp.	265,802	20,799,006
Macy’s, Inc.	85,800	5,569,278

		32,047,100

Multi-Utilities — 2.3%
Ameren Corp.	158,700	6,697,140
CenterPoint Energy, Inc.	327,400	6,682,234
Public Service Enterprise Group, Inc.	245,000	10,270,400

		23,649,774

Oil, Gas & Consumable Fuels — 5.4%
Cabot Oil & Gas Corp.	229,700	6,783,041
Devon Energy Corp.	149,900	9,040,469
Energy Transfer Partners LP, MLP(a)	95,259	5,310,689
Hess Corp.	59,600	4,045,052
Marathon Oil Corp.	91,500	2,389,065
Marathon Petroleum Corp.	71,300	7,300,407
Murphy Oil Corp.	61,500	2,865,900
Southwestern Energy Co.*(a)	79,800	1,850,562
Tesoro Corp.	80,900	7,385,361
Valero Energy Corp.	121,200	7,710,744

		54,681,290

Paper & Forest Products — 0.3%
Domtar Corp.	57,200	2,643,784

Personal Products — 0.2%
USANA Health Sciences, Inc.*	16,800	1,866,816

Pharmaceuticals — 0.2%
Lannett Co., Inc.*(a)	29,200	1,977,132

Real Estate Investment Trusts (REITs) — 9.2%
Ashford Hospitality Prime, Inc.	16,949	284,235
Ashford Hospitality Trust, Inc.	198,300	1,907,646
Brandywine Realty Trust	253,400	4,049,332
CBL & Associates Properties, Inc.	304,681	6,032,684
Corrections Corp. of America	145,304	5,849,939
DuPont Fabros Technology, Inc.(a)	189,600	6,196,128
Equity Commonwealth*	209,000	5,548,950
Government Properties Income Trust(a)	84,200	1,923,970
Hospitality Properties Trust	160,300	5,288,297
Inland Real Estate Corp.	251,700	2,690,673
Lexington Realty Trust(a)	336,400	3,306,812
MFA Financial, Inc.	357,400	2,809,164
Omega Healthcare Investors, Inc.(a)	180,131	7,307,915
Pennsylvania Real Estate Investment Trust	120,800	2,806,184
PennyMac Mortgage Investment Trust	124,800	2,656,992
Piedmont Office Realty Trust, Inc. (Class A Stock)	160,400	2,985,044
Rouse Properties, Inc.(a)	145,500	2,758,680

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Select Income REIT	80,300	$2,006,697
Starwood Property Trust, Inc.(a)	347,200	8,436,960
Starwood Waypoint Residential Trust(a)	306,820	7,931,297
Summit Hotel Properties, Inc.	104,400	1,468,908
Sunstone Hotel Investors, Inc.	314,551	5,243,565
Two Harbors Investment Corp.	367,400	3,901,788

		93,391,860

Road & Rail — 0.9%
Hertz Global Holdings, Inc.*	437,500	9,485,000

Semiconductors & Semiconductor Equipment — 1.3%
Amkor Technology, Inc.*	321,928	2,844,234
OmniVision Technologies, Inc.*	76,618	2,020,417
Skyworks Solutions, Inc.	83,000	8,158,070

		13,022,721

Software — 3.3%
CA, Inc.	130,200	4,245,822
Cadence Design Systems, Inc.*(a)	269,400	4,967,736
Check Point Software Technologies Ltd. (Israel)*(a)	110,900	9,090,473
Nuance Communications, Inc.*	658,600	9,450,910
Symantec Corp.	232,800	5,439,372

		33,194,313

Specialty Retail — 3.5%
Best Buy Co., Inc.	271,511	10,260,401
Express, Inc.*	380,400	6,288,012
Foot Locker, Inc.	83,000	5,229,000
GameStop Corp. (Class A Stock)(a)	103,100	3,913,676
Office Depot, Inc.*	802,600	7,383,920
Outerwall, Inc.(a)	29,200	1,930,704
RadioShack Corp.*(a)	107,700	18,093

		35,023,806

Technology Hardware, Storage & Peripherals — 1.4%
Lexmark International, Inc. (Class A Stock)	62,700	2,654,718
Seagate Technology PLC(a)	97,000	5,046,910
Western Digital Corp.	67,100	6,106,771

		13,808,399

Thrifts & Mortgage Finance — 0.4%
Home Loan Servicing Solutions Ltd.	92,400	1,528,296
Radian Group, Inc.(a)	140,600	2,360,674

		3,888,970

Trading Companies & Distributors — 0.8%
AerCap Holdings NV (Netherlands)*	94,000	4,103,100
Aircastle Ltd.	165,598	3,719,331

		7,822,431

Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc.	157,900	3,931,710

TOTAL LONG-TERM INVESTMENTS (cost $725,618,054)		992,992,210

	Shares	Value
SHORT-TERM INVESTMENTS — 15.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $154,934,093; includes $133,354,851 of cash collateral for securities on loan)(b)(w)	154,934,093	$154,934,093

TOTAL INVESTMENTS — 113.5% (cost $880,552,147)		1,147,926,303
Liabilities in excess of other assets — (13.5)%		(136,160,427)

NET ASSETS — 100.0%		$1,011,765,876

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $129,408,935; cash collateral of $133,354,851 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$39,128,335	$—	$—
Auto Components	26,067,373	—	—
Banks	64,491,800	—	—
Biotechnology	7,500,923	—	—
Building Products	6,327,720	—	—
Capital Markets	15,768,827	—	—
Chemicals	41,238,780	—	—
Commercial Services & Supplies	44,319,796	—	—
Communications Equipment	13,124,581	—	—
Construction & Engineering	6,918,277	—	—
Consumer Finance	8,083,468	—	—
Containers & Packaging	10,911,268	—	—
Electric Utilities	44,596,270	—	—
Electrical Equipment	4,171,824	—	—
Electronic Equipment, Instruments & Components	23,533,588	—	—
Energy Equipment & Services	10,739,522	—	—
Food & Staples Retailing	16,795,326	—	—
Food Products	20,489,889	—	—
Health Care Equipment & Supplies	8,214,648	—	—
Health Care Providers & Services	38,296,618	—	—
Hotels, Restaurants & Leisure	17,240,729	—	—
Household Durables	7,092,306	—	—
Independent Power & Renewable Electricity Producers	13,439,815	—	—
Insurance	79,402,755	—	—
IT Services	44,087,087	—	—
Leisure Products	2,029,668	—	—
Machinery	38,212,987	—	—
Media	8,134,044	—	—
Metals & Mining	2,198,880	—	—
Multiline Retail	32,047,100	—	—
Multi-Utilities	23,649,774	—	—
Oil, Gas & Consumable Fuels	54,681,290	—	—
Paper & Forest Products	2,643,784	—	—
Personal Products	1,866,816	—	—
Pharmaceuticals	1,977,132	—	—
Real Estate Investment Trusts (REITs)	93,391,860	—	—
Road & Rail	9,485,000	—	—
Semiconductors & Semiconductor Equipment	13,022,721	—	—
Software	33,194,313	—	—
Specialty Retail	35,023,806	—	—
Technology Hardware, Storage & Peripherals	13,808,399	—	—
Thrifts & Mortgage Finance	3,888,970	—	—
Trading Companies & Distributors	7,822,431	—	—
Wireless Telecommunication Services	3,931,710	—	—
Affiliated Money Market Mutual Fund	154,934,093	—	—

Total	$1,147,926,303	$—	$—

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 86.4%
COMMON STOCKS — 60.2%
Aerospace & Defense — 2.2%
Boeing Co. (The)	29,460	$4,421,357
DigitalGlobe, Inc.*	33,589	1,144,377
Hexcel Corp.	73,910	3,800,452
Honeywell International, Inc.	20,930	2,183,208
Huntington Ingalls Industries, Inc.	2,700	378,405
United Technologies Corp.	44,315	5,193,718

		17,121,517

Air Freight & Logistics — 0.1%
Bollore SA (France)	144,600	770,458
Kintetsu World Express, Inc. (Japan)	3,200	143,833

		914,291

Airlines — 0.3%
Japan Airlines Co. Ltd. (Japan)	38,400	1,194,519
Ryanair Holdings PLC (Ireland), ADR	14,000	934,780

		2,129,299

Auto Components — 0.7%
Aisin Seiki Co. Ltd. (Japan)	22,900	830,247
Cie Generale des Etablissements Michelin (France)	7,000	696,112
Denso Corp. (Japan)	31,700	1,445,055
Hyundai Mobis Co. Ltd. (South Korea)	3,232	715,906
Lear Corp.	17,010	1,885,048
Pirelli & C. SpA (Italy)	10,869	179,911

		5,752,279

Banks — 5.0%
Akbank TAS (Turkey)	202,834	595,019
Banco Bradesco SA (Brazil), ADR	46,376	430,369
Banco do Brasil SA (Brazil)	54,300	391,485
BanColombia SA (Colombia), ADR	11,228	441,597
Bank of America Corp.	43,440	668,542
Barclays PLC (United Kingdom)	271,900	981,426
BB&T Corp.	35,340	1,377,907
CIT Group, Inc.	86,435	3,899,947
Citigroup, Inc.	76,100	3,920,672
Citizens Financial Group, Inc.	108,119	2,608,911
DBS Group Holdings Ltd. (Singapore)	54,000	800,704
DnB ASA (Norway)	77,276	1,240,258
Erste Group Bank AG (Austria)	23,531	578,490
HDFC Bank Ltd. (India), ADR	19,901	1,171,970
HSBC Holdings PLC (United Kingdom), (QMTF)	54,517	464,560
HSBC Holdings PLC (United Kingdom), (XHKG)	133,200	1,139,896
ICICI Bank Ltd. (India), ADR	103,146	1,068,593
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	786,000	581,390
JPMorgan Chase & Co.	68,500	4,149,730
Komercni Banka A/S (Czech Republic)	2,271	489,851
Resona Holdings, Inc. (Japan)	195,100	968,236
Royal Bank of Scotland Group PLC (United Kingdom)*	162,200	819,383
Societe Generale SA (France)	13,943	673,194
Sumitomo Mitsui Financial Group, Inc. (Japan)	36,200	1,386,626
Turkiye Garanti Bankasi A/S (Turkey)	170,577	556,266
Wells Fargo & Co.	96,670	5,258,848

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Zions Bancorporation	76,760	$2,072,520

		38,736,390

Beverages — 0.7%
Carlsberg A/S (Denmark) (Class B Stock)	13,576	1,119,428
Davide Campari-Milano SpA (Italy)	61,200	426,953
Diageo PLC (United Kingdom)	39,087	1,080,138
Heineken Holding NV (Netherlands)	13,000	894,584
PepsiCo, Inc.	21,745	2,079,257

		5,600,360

Biotechnology — 0.9%
Alexion Pharmaceuticals, Inc.*	9,300	1,611,690
Celgene Corp.*	19,340	2,229,515
Gilead Sciences, Inc.*	31,855	3,125,931

		6,967,136

Capital Markets — 1.9%
Bank of New York Mellon Corp. (The)	73,630	2,962,871
BlackRock, Inc.	7,210	2,637,706
Credit Suisse Group AG (Switzerland), ADR	23,162	623,753
Daiwa Securities Group, Inc. (Japan)	163,600	1,287,841
GAM Holding AG (Switzerland)*	58,422	1,211,633
Legg Mason, Inc.	30,580	1,688,016
Morgan Stanley	89,780	3,204,248
UBS Group AG (Switzerland)*	56,800	1,065,063

		14,681,131

Chemicals — 2.2%
Akzo Nobel NV (Netherlands)	12,200	922,434
Arkema SA (France)	11,797	934,270
Denki Kagaku Kogyo KK (Japan)	167,000	657,928
Dow Chemical Co. (The)	67,330	3,230,493
E.I. du Pont de Nemours & Co.	70,965	5,071,869
Israel Corp. Ltd. (The) (Israel)	1,600	557,305
Johnson Matthey PLC (United Kingdom)	11,677	585,053
Kuraray Co. Ltd. (Japan)	77,200	1,045,270
Praxair, Inc.	30,175	3,643,329

		16,647,951

Commercial Services & Supplies — 1.4%
ADT Corp. (The)(a)	39,150	1,625,508
Covanta Holding Corp.	84,420	1,893,541
Republic Services, Inc.	75,670	3,069,175
Secom Co. Ltd. (Japan)	17,600	1,173,926
Stericycle, Inc.*	18,910	2,655,531

		10,417,681

Communications Equipment — 1.1%
Cisco Systems, Inc.	115,900	3,190,148
QUALCOMM, Inc.	62,410	4,327,510
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	105,100	1,319,524

		8,837,182

Construction & Engineering — 0.3%
Koninklijke Boskalis Westminster NV (Netherlands)	16,800	828,045
Quanta Services, Inc.*	53,680	1,531,490

		2,359,535

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	204,500	$772,243

Consumer Finance — 0.4%
Discover Financial Services	50,640	2,853,564

Containers & Packaging — 0.5%
Owens-Illinois, Inc.*	14,830	345,836
Rexam PLC (United Kingdom)	117,341	1,005,648
Rock-Tenn Co. (Class A Stock)	22,064	1,423,128
Smurfit Kappa Group PLC (Ireland)	40,068	1,125,901

		3,900,513

Distributors — 0.1%
Inchcape PLC (United Kingdom)	79,000	928,728

Diversified Consumer Services — 0.1%
DeVry Education Group, Inc.	31,420	1,048,171

Diversified Financial Services — 1.0%
Challenger Ltd. (Australia)	175,500	952,694
CME Group, Inc.	10,115	957,992
First Pacific Co. Ltd. (Hong Kong)	796,975	795,675
IG Group Holdings PLC (United Kingdom)	74,305	780,237
Investor AB (Sweden) (Class B Stock)	30,484	1,213,471
NASDAQ OMX Group, Inc. (The)	27,985	1,425,556
ORIX Corp. (Japan)	93,500	1,313,780

		7,439,405

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	46,140	1,506,471
Nippon Telegraph & Telephone Corp. (Japan)	19,200	1,185,236
Verizon Communications, Inc.	61,430	2,987,341

		5,679,048

Electric Utilities — 0.3%
Edison International	42,050	2,626,864

Electrical Equipment — 0.1%
Prysmian SpA (Italy)	36,661	755,576

Electronic Equipment, Instruments & Components — 0.9%
Flextronics International Ltd.*	89,700	1,136,947
FLIR Systems, Inc.	61,380	1,919,966
Hitachi Ltd. (Japan)	291,700	1,992,269
TE Connectivity Ltd. (Switzerland)	22,320	1,598,558

		6,647,740

Energy Equipment & Services — 0.6%
China Oilfield Services Ltd. (China) (Class H Stock)	446,000	742,651
Core Laboratories NV(a)	11,195	1,169,765
Noble Corp. PLC(a)	35,239	503,213
Patterson-UTI Energy, Inc.	42,230	792,868
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	9,840	629,577
Subsea 7 SA (United Kingdom)	49,989	429,266
Superior Energy Services, Inc.	26,250	586,425

		4,853,765

Food & Staples Retailing — 1.5%
CVS Caremark Corp.	66,675	6,881,526
Metro AG (Germany)	33,800	1,145,472
Wal-Mart Stores, Inc.	39,800	3,273,550

		11,300,548

	Shares	Value
COMMON STOCKS (Continued)
Food Products — 1.9%
Archer-Daniels-Midland Co.	35,290	$1,672,746
Indofood Sukses Makmur Tbk PT (Indonesia)	756,700	430,912
Kellogg Co.	29,150	1,922,443
Keurig Green Mountain, Inc.	18,305	2,045,218
Kraft Foods Group, Inc.	15,056	1,311,603
Mead Johnson Nutrition Co.	20,700	2,080,971
Mondelez International, Inc. (Class A Stock)	58,700	2,118,483
Nestle SA (Switzerland)	16,167	1,217,415
Unilever PLC (United Kingdom)	38,364	1,600,671

		14,400,462

Gas Utilities — 0.3%
AGL Resources, Inc.	42,420	2,106,153
APA Group (Australia)	55,465	381,494

		2,487,647

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	69,000	3,196,770
Getinge AB (Sweden) (Class B Stock)	39,238	969,524
Medtronic PLC (Ireland)	19,090	1,488,829
Mindray Medical International Ltd. (China), ADR	24,045	657,631
Zimmer Holdings, Inc.	12,440	1,461,949

		7,774,703

Health Care Providers & Services — 1.1%
Qualicorp SA (Brazil)*	47,100	339,132
Tenet Healthcare Corp.*(a)	20,530	1,016,440
UnitedHealth Group, Inc.	59,865	7,081,431

		8,437,003

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	25,832	1,235,803
Kangwon Land, Inc. (South Korea)	24,530	764,984
Las Vegas Sands Corp.	55,070	3,031,053
MGM China Holdings Ltd. (Macau)	301,400	566,264
SJM Holdings Ltd. (Hong Kong)	335,900	438,710
Sodexo (France)	6,754	658,737
Starbucks Corp.	34,020	3,221,694
Starwood Hotels & Resorts Worldwide, Inc.	30,115	2,514,603
TUI AG (Germany)	46,700	817,940

		13,249,788

Household Durables — 0.4%
PulteGroup, Inc.	97,280	2,162,534
Sony Corp. (Japan)*	37,300	997,537

		3,160,071

Household Products — 0.4%
Colgate-Palmolive Co.	33,405	2,316,303
Svenska Cellulosa AB (Sweden) (Class B Stock)	22,778	523,413

		2,839,716

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	14,100	474,988
Kenon Holdings Ltd. (Singapore)*	10,500	203,176

		678,164

Industrial Conglomerates — 0.6%
DCC PLC (Ireland)	12,300	732,661

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
General Electric Co.	80,520	$1,997,701
Koninklijke Philips NV (Netherlands)	41,816	1,186,314
Siemens AG (Germany)	9,505	1,028,001

		4,944,677

Insurance — 3.5%
Admiral Group PLC (United Kingdom)	23,200	525,307
Ageas (Belgium)	18,803	675,260
Allianz SE (Germany)	7,121	1,236,319
Allstate Corp. (The)	29,050	2,067,489
American International Group, Inc.	146,086	8,004,051
Assured Guaranty Ltd.	40,070	1,057,447
Delta Lloyd NV (Netherlands)	30,058	566,888
Everest Re Group Ltd.	8,001	1,392,174
Fairfax Financial Holdings Ltd. (Canada)	1,181	662,043
Marsh & McLennan Cos., Inc.	75,330	4,225,260
MS&AD Insurance Group Holdings (Japan)	58,900	1,648,967
Reinsurance Group of America, Inc.	28,610	2,666,166
Resolution Ltd. (United Kingdom)	108,160	662,155
Talanx AG (Germany)	20,900	654,573
Unum Group	38,830	1,309,736

		27,353,835

Internet & Catalog Retail — 0.4%
Amazon.com, Inc.*	8,400	3,125,640

Internet Software & Services — 1.4%
eBay, Inc.*	46,605	2,688,176
Google, Inc. (Class A Stock)*	8,935	4,956,245
IAC/InterActiveCorp	42,315	2,854,993

		10,499,414

IT Services — 0.9%
Amadeus IT Holding SA (Spain) (Class A Stock)	56,714	2,430,587
Computer Sciences Corp.	42,450	2,771,136
MasterCard, Inc. (Class A Stock)	15,790	1,364,098

		6,565,821

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	79,220	3,291,591
ICON PLC (Ireland)*	29,157	2,056,443

		5,348,034

Machinery — 1.7%
FANUC Corp. (Japan)	1,600	349,302
Ingersoll-Rand PLC	62,280	4,240,022
Komatsu Ltd. (Japan)	28,900	566,517
Mitsubishi Heavy Industries Ltd. (Japan)	112,900	621,207
Oshkosh Corp.	31,890	1,555,913
Parker Hannifin Corp.	41,940	4,981,633
Weichai Power Co. Ltd. (China) (Class H Stock)	202,600	781,129

		13,095,723

Marine — 0.2%
China Shipping Container Lines Co. Ltd. (China) (Class H Stock)*	705,000	223,828
Orient Overseas International Ltd. (Hong Kong)	160,500	979,720

		1,203,548

	Shares	Value
COMMON STOCKS (Continued)
Media — 0.8%
DIRECTV*	26,500	$2,255,150
Scripps Networks Interactive, Inc. (Class A Stock)	9,860	676,002
Sky PLC (United Kingdom)	56,000	823,868
Time Warner, Inc.	23,900	2,018,116
UBM PLC (United Kingdom)	40,500	317,193

		6,090,329

Metals & Mining — 0.6%
BHP Billiton Ltd. (Australia), ADR(a)	12,518	581,711
BHP Billiton PLC (Australia), ADR(a)	16,100	712,586
Nippon Steel & Sumitomo Metal Corp. (Japan)	252,000	633,630
Norsk Hydro ASA (Norway)	133,840	703,508
POSCO (South Korea)	2,337	510,793
Rio Tinto PLC (United Kingdom), ADR(a)	18,067	747,974
Voestalpine AG (Austria)	18,845	689,348

		4,579,550

Multiline Retail — 0.3%
Kohl’s Corp.	28,190	2,205,868

Multi-Utilities — 0.4%
GDF Suez (France)	53,800	1,062,171
National Grid PLC (United Kingdom)	87,116	1,119,963
Veolia Environnement SA (France)	64,000	1,210,465

		3,392,599

Oil, Gas & Consumable Fuels — 2.7%
Anadarko Petroleum Corp.	30,960	2,563,798
BP PLC (United Kingdom), ADR	21,100	825,221
Chevron Corp.	30,130	3,163,047
Continental Resources, Inc.*(a)	34,570	1,509,672
Eni SpA (Italy)	54,500	943,290
Exxon Mobil Corp.	28,460	2,419,100
Marathon Oil Corp.	24,180	631,340
Oasis Petroleum, Inc.*(a)	15,000	213,300
Occidental Petroleum Corp.	39,835	2,907,955
Pioneer Natural Resources Co.	17,665	2,888,404
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	16,440	490,546
Statoil ASA (Norway), ADR	35,684	627,682
Total SA (France)	16,900	840,045
Whiting Petroleum Corp.*	35,640	1,101,276

		21,124,676

Paper & Forest Products — 0.4%
International Paper Co.	56,700	3,146,283

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	31,005	2,578,376

Pharmaceuticals — 4.3%
AbbVie, Inc.	99,780	5,841,121
Bayer AG (Germany)	7,752	1,159,818
Daiichi Sankyo Co. Ltd. (Japan)	58,900	935,974
Jazz Pharmaceuticals PLC*	11,695	2,020,779
Johnson & Johnson	30,020	3,020,012
Merck KGaA (Germany)	6,900	772,230
Novartis AG (Switzerland)	11,267	1,112,058
Novartis AG (Switzerland), ADR	13,240	1,305,596
Perrigo Co. PLC	15,730	2,604,101
Pfizer, Inc.	56,620	1,969,810

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Roche Holding AG (Switzerland)	4,595	$1,262,670
Sanofi (France)	16,758	1,654,998
Shire PLC (Ireland)	24,351	1,941,329
Teva Pharmaceutical Industries Ltd. (Israel), ADR	81,760	5,093,648
Zoetis, Inc.	58,300	2,698,707

		33,392,851

Real Estate Investment Trusts (REITs) — 0.2%
Equity Residential	9,210	717,091
Simon Property Group, Inc.	3,650	714,086

		1,431,177

Real Estate Management & Development — 0.3%
CK Hutchison Holdings Ltd. (Hong Kong)	72,000	1,470,998
Conwert Immobilien Invest SE (Austria)*	34,696	434,746

		1,905,744

Road & Rail — 0.5%
Asciano Ltd. (Australia)	225,500	1,084,425
Union Pacific Corp.	22,025	2,385,528

		3,469,953

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Semiconductor Engineering, Inc. (Taiwan)	809,723	1,096,473
Applied Materials, Inc.	164,830	3,718,565
ARM Holdings PLC (United Kingdom), ADR	42,147	2,077,847
Skyworks Solutions, Inc.	24,355	2,393,853
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	99,000	460,109
Texas Instruments, Inc.	73,210	4,186,514

		13,933,361

Software — 1.9%
Check Point Software Technologies Ltd. (Israel)*(a)	41,350	3,389,459
Citrix Systems, Inc.*	32,875	2,099,726
Microsoft Corp.	150,750	6,128,741
Oracle Corp.	64,310	2,774,977

		14,392,903

Specialty Retail — 2.2%
Cabela’s, Inc.*(a)	43,200	2,418,336
CarMax, Inc.*	24,465	1,688,330
Home Depot, Inc. (The)	39,390	4,475,098
Kingfisher PLC (United Kingdom)	221,661	1,250,622
Nitori Holdings Co. Ltd. (Japan)	12,200	825,861
Visa, Inc. (Class A Stock)(a)	94,440	6,177,320

		16,835,567

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	79,098	9,842,164
EMC Corp.	89,205	2,280,080
FUJIFILM Holdings Corp. (Japan)	40,500	1,440,851
NEC Corp. (Japan)	283,000	831,291
NetApp, Inc.	31,880	1,130,465
Samsung Electronics Co. Ltd. (South Korea)	1,366	1,771,365
Seagate Technology PLC(a)	57,090	2,970,393
Stratasys Ltd.*(a)	11,850	625,443

		20,892,052

	Shares	Value
COMMON STOCKS (Continued)
Tobacco — 0.3%
Imperial Tobacco Group PLC (United Kingdom)	24,306	$1,066,209
Philip Morris International, Inc.	19,920	1,500,574

		2,566,783

Trading Companies & Distributors — 0.6%
Mitsubishi Corp. (Japan)	40,400	811,791
Noble Group Ltd. (Hong Kong)	1,580,600	1,058,745
Rexel SA (France)	69,800	1,316,128
WESCO International, Inc.*(a)	21,640	1,512,420

		4,699,084

Transportation Infrastructure
SIA Engineering Co. Ltd. (Singapore)	108,400	316,299

Water Utilities — 0.1%
Guangdong Investment Ltd. (China)	677,500	888,453

Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc. (Canada) (Class B Stock)	11,098	371,561
SK Telecom Co. Ltd. (South Korea)	3,627	892,483
SoftBank Corp. (Japan)	17,200	1,001,718
Vodafone Group PLC (United Kingdom)	306,048	1,001,484

		3,267,246

TOTAL COMMON STOCKS (cost $408,745,390)		465,244,317

EXCHANGE TRADED FUND — 0.4%
iShares Russell 1000 Value Index Fund(a) (cost $2,290,575)	26,370	2,718,220

PREFERRED STOCKS — 0.3%
Automobiles — 0.2%
Hyundai Motor Co. (South Korea) (PRFC)	3,800	379,096
Porsche Automobil Holding SE (Germany) (PRFC)	11,200	1,096,794

		1,475,890

Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC)	45,770	507,958

TOTAL PREFERRED STOCKS (cost $2,025,473)		1,983,848

	Units
WARRANTS*
Insurance
American International Group, Inc., expiring 01/19/21 (cost 329,762)	17,520	382,637

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.9%
Non-Residential Mortgage-Backed Securities — 1.9%
Ally Auto Receivables Trust,
Series 2013-2, Class A2B
0.403%(c)	07/15/16	79	78,705
Ally Master Owner Trust,
Series 2015-1, Class A
0.572%(c)	01/15/19	396	396,092

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
AmeriCredit Automobile Receivables Trust,
Series 2013-5, Class B
1.520%	01/08/19	325	$325,950
CLI Funding V LLC,
Series 2014-2A, Class A, 144A
3.380%	10/18/29	958	972,033
Cronos Containers Program I Ltd. (Bermuda),
Series 2014-2A, Class A, 144A
3.270%	11/18/29	963	976,671
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	981	1,019,762
FDIC Guaranteed Notes,
Series 2010-S1, Class 2A, 144A
3.250%	04/25/38	449	463,022
FDIC Trust,
Series 2011-R1, Class A, 144A
2.672%	07/25/26	349	357,915
Ford Credit Auto Owner Trust,
Series 2013-C, Class A3
0.820%	12/15/17	431	431,444
Series 2014-1, Class A, 144A
2.260%	11/15/25	600	611,122
Ford Credit Floorplan Master Owner Trust,
Series 2014-1, Class A2
0.573%(c)	02/15/19	306	306,122
FRS I LLC,
Series 2013-1A, Class A1, 144A
1.800%	04/15/43	470	466,590
GE Capital Credit Card Master Note Trust,
Series 2012-7, Class A
1.760%	09/15/22	475	469,731
Hyundai Auto Receivables Trust,
Series 2012-C, Class A3
0.530%	04/17/17	266	266,240
Series 2013-C, Class A3
1.010%	02/15/18	303	303,892
Series 2014-B, Class A2
0.440%	02/15/17	210	210,486
Santander Drive Auto Receivables Trust,
Series 2013-2, Class B
1.330%	03/15/18	345	345,324
SLM Private Education Loan Trust,
Series 2013-A, Class A1, 144A
0.772%(c)	08/15/22	72	72,341
Series 2013-B, Class A1, 144A
0.822%(c)	07/15/22	124	124,575
Small Business Administration Participation Certificates,
Series 2011-20J, Class 1
2.760%	10/01/31	475	487,084
Series 2012-20C, Class 1
2.510%	03/01/32	816	822,849
Series 2013-20K, Class 1
3.380%	11/01/33	784	826,539
SMART Trust (Australia),
Series 2015-1US, Class A3A
1.500%	09/14/18	630	632,413

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Sonic Capital LLC,
Series 2011-1A, Class A2, 144A
5.438%	05/20/41	830	$875,064
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22	600	605,464
Textainer Marine Containers III Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.900%	09/20/38	298	309,431
Series 2014-1A, Class A, 144A
3.270%	10/20/39	446	451,296
World Financial Network Credit Card Master Trust,
Series 2012-A, Class A
3.140%	01/17/23	600	629,678
Series 2012-C, Class A
2.230%	08/15/22	600	610,958
Series 2013-A, Class A
1.610%	12/15/21	500	501,222

			14,950,015

TOTAL ASSET-BACKED SECURITIES (cost $14,924,094)			14,950,015

CERTIFICATES OF DEPOSIT — 0.3%
Barclays Bank Delaware (United Kingdom)
1.400%(c)	03/26/18	245	242,917
BMW Bank of North America (Germany)
2.150%	12/10/19	245	247,909
Capital One Bank USA NA
1.400%	10/10/17	245	245,326
Compass Bank
1.900%	11/06/18	245	248,737
GE Capital Bank/United States
1.900%	11/14/18	715	721,727
JPMorgan Chase Bank NA
1.000%	02/19/20	245	243,636
Synchrony Bank
2.850%	01/23/25	124	125,881
2.850%	01/23/25	121	122,836

TOTAL CERTIFICATES OF DEPOSIT (cost $2,173,944)			2,198,969

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2007-3, Class A4
5.576%(c)	06/10/49	475	506,898
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW18, Class A4
5.700%	06/11/50	815	882,141
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4
5.430%	10/15/49	600	630,937
Series 2014-GC25, Class B
4.345%	10/10/47	275	294,063
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46	522	549,043

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-UBS2, Class A1
1.298%	03/10/47	309	$309,696
Series 2014-UBS3, Class A1
1.402%	06/10/47	196	194,929
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37	115	115,826
Series 2012-CR1, Class B
4.612%	05/15/45	640	706,760
Series 2012-CR2, Class A4
3.147%	08/15/45	269	281,926
Series 2013-CR7, Class A1
0.716%	03/10/46	63	62,354
Series 2013-CR12, Class ASB
3.623%	10/10/46	130	139,100
Series 2014-SAVA, Class B, 144A
1.925%(c)	06/15/34	450	448,950
Series 2014-UBS5, Class AM
4.193%	09/10/47	300	324,587
Series 2014-UBS5, Class C
4.610%	09/10/47	800	847,744
Extended Stay America Trust,
Series 2013-ESFL, Class A2FL, 144A
0.873%(c)	12/05/31	120	119,506
Series 2013-ESH7, Class A17, 144A
2.295%	12/05/31	764	762,701
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K706, Class A2
2.323%	10/25/18	287	296,064
FREMF Mortgage Trust,
Series 2012-K705, Class B
4.304%(c)	09/25/44	279	296,072
GS Mortgage Securities Corp. II,
Series 2011-GC5, Class A4
3.707%	08/10/44	405	437,266
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class AJ
5.480%(c)	05/15/45	225	235,144
Series 2007-LD12, Class A1A
5.850%(c)	02/15/51	179	194,986
Series 2010-C2, Class A3, 144A
4.070%	11/15/43	450	491,112
Series 2011-CCHP, Class B, 144A
3.500%(c)	07/15/28	205	206,133
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(c)	08/15/47	365	394,908
Morgan Stanley Capital I Trust,
Series 2008-T29, Class A4
6.268%(c)	01/11/43	345	382,910
Series 2014-CPT, Class A, 144A
3.350%	07/13/29	208	219,419
Morgan Stanley Capital I, Inc.,
Series 2007-IQ16, Class A4
5.809%	12/12/49	343	372,110

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Motel 6 Trust,
Series 2015-MTL6, Class A2A2, 144A
2.605%	02/05/30		620	$625,890
TimberStar Trust 1,
Series 2006-1A, Class A, 144A
5.668%	10/15/36		218	230,718
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63		60	63,989
Series 2013-C5, Class A4
3.185%	03/10/46		308	320,586
Series 2013-C5, Class AAB
2.687%	03/10/46		90	92,007
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30		201	205,587
Series 2013-PENN, Class A, 144A
3.808%	12/13/29		531	572,377
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A4
5.272%(c)	10/15/44		441	444,192
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48		400	414,035
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 144A
4.869%(c)	02/15/44		123	139,974

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,800,615)				13,812,640

CORPORATE BONDS — 8.3%
Airlines — 0.1%
Ethiopian Leasing 2012 LLC (Ethiopia),
Gov’t. Gtd. Notes
2.646%	05/12/26		709	730,090
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	(a)	204	212,670

				942,760

Automobiles — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
7.500%	08/01/26		266	351,809
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		600	649,628

				1,001,437

Banks — 1.7%
Bank of America Corp.,
Sr. Unsec’d. Notes
5.650%	05/01/18		660	732,117
Sub. Notes, MTN
4.200%	08/26/24		280	289,678

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes(a)
3.000%	02/24/25	478	$484,941
Sr. Unsec’d. Notes, MTN
2.100%	01/15/19	404	408,948
Bank of Nova Scotia (Canada),
Sr. Unsec’d. Notes(a)
2.800%	07/21/21	337	344,258
Bank One Michigan,
Sub. Notes
8.250%	11/01/24	255	344,600
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	295	295,900
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	05/29/49	550	532,125
Sr. Unsec’d. Notes
1.800%	02/05/18	683	684,426
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49	475	611,563
Excalibur One 77B LLC,
Gov’t. Gtd. Notes
1.492%	01/01/25	595	581,435
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes(a)
3.125%	01/23/25	344	345,009
3.250%	09/23/22	433	442,833
Lloyds Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49	205	293,663
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
2.600%	06/24/19	425	431,017
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	604	610,634
Sub. Notes
5.000%	11/24/25	700	773,259
National Australia Bank Ltd/New York (Australia),
Jr. Sub. Notes
8.000%(c)	09/29/49	290	312,591
PNC Funding Corp.,
Gtd. Notes
3.300%	03/08/22	269	283,349
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
1.493%(c)	03/29/49	405	370,575
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.150%	03/15/19	480	487,058
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes, RegS
9.500%(c)	03/16/22	480	541,342
Santander Issuances SAU (Spain),
Gtd. Notes, 144A
5.911%	06/20/16	345	360,473

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
3.950%	01/11/23		500	$502,006
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
2.625%	09/10/18		245	253,124
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	(a)	525	546,656
Sr. Unsec’d. Notes
5.625%	12/11/17		881	978,842
Sr. Unsec’d. Notes, MTN
3.000%	02/19/25	(a)	258	259,109

				13,101,531

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
7.750%	01/15/19		165	199,681
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/05/22		420	428,657
4.250%	10/22/44		250	266,556
7.900%	11/01/18		238	288,486
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.,
Gtd. Notes
4.875%	05/01/21		470	473,525

				1,656,905

Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
4.000%	03/03/24		817	863,448
Chemicals — 0.1%
Huntsman International LLC,
Gtd. Notes(a)
4.875%	11/15/20		590	590,000
Commercial Services & Supplies — 0.3%
George Washington University (The),
Bonds
3.485%	09/15/22		488	511,004
Unsec’d. Notes
1.827%	09/15/17		91	91,869
Lightship Tankers III LLC,
Gov’t. Gtd. Notes
6.500%	06/14/24		1,286	1,503,928
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22		169	169,208
President and Fellows of Harvard College,
Unsec’d. Notes
6.300%	10/01/37		309	326,436

				2,602,445

Communications Equipment — 0.1%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/39		379	487,073

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Consumer Services
Aramark Services, Inc.,
Gtd. Notes
5.750%	03/15/20		300	$313,500
Containers & Packaging — 0.1%
Ball Corp.,
Gtd. Notes
5.000%	03/15/22		475	496,375
Sealed Air Corp.,
Gtd. Notes, 144A
8.375%	09/15/21		550	618,750

				1,115,125

Diversified Financial Services — 1.2%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.125%	03/30/20		625	621,094
American Express Co.,
Sub. Notes
6.800%(c)	09/01/66		560	588,112
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
7.150%	02/15/19		443	531,447
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18		400	406,922
2.459%	03/27/20	(a)	330	330,033
4.250%	09/20/22		644	694,324
Franklin Resources, Inc.,
Sr. Unsec’d. Notes
2.850%	03/30/25		1,000	997,908
General Electric Capital Corp.,
Jr. Sub. Notes
7.125%(c)	12/15/49		425	498,844
Sr. Unsec’d. Notes, MTN
4.625%	01/07/21		685	771,251
5.625%	09/15/17		107	118,320
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		160	160,200
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21		650	771,829
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18		300	304,500
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18		451	584,330
Postal Square LP,
Gov’t. Gtd. Notes
8.950%	06/15/22		292	357,129
Salmon River Export LLC,
Gov’t. Gtd. Notes
2.193%	09/15/26		565	568,250
Scottrade Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	07/11/21		450	492,438

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.581%	11/16/24		476	$466,634

				9,263,565

Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20	(a)	550	587,125
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.400%	09/15/33		1,811	2,260,382

				2,847,507

Electric Utilities — 0.1%
Duke Energy Progress, Inc.,
First Mortgage
5.700%	04/01/35		329	416,600
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes, MTN
8.400%	03/28/25		167	241,045
PacifiCorp,
First Mortgage
3.850%	06/15/21		164	179,626

				837,271

Energy Equipment & Services — 0.1%
Baker Hughes, Inc.,
Sr. Unsec’d. Notes
6.875%	01/15/29		473	608,119
Food & Staples Retailing — 0.2%
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28		669	791,273
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37		585	817,250

				1,608,523

Food Products — 0.1%
HJ Heinz Co.,
Sec’d. Notes, 144A
4.875%	02/15/25		530	574,388
Gas Utilities — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22		490	525,525
Health Care Equipment & Supplies
Becton Dickinson,
Sr. Unsec’d. Notes
7.000%	08/01/27		195	259,126
Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)
6.875%	02/01/22		560	598,500
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The),
Sr. Unsec’d. Notes(a)
8.000%	06/01/20		525	599,813

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Industrial Conglomerates — 0.1%
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A(a)
7.125%	03/15/23		580	$601,025
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
3.750%	11/15/22		365	374,952

				975,977

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35		570	572,852
Manulife Financial Corp. (Canada),
Sr. Unsec’d. Notes
4.900%	09/17/20		360	402,186
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23		280	363,274
ZFS Finance USA Trust II (Switzerland),
Jr. Sub. Notes, 144A
6.450%(c)	12/15/65		505	530,250

				1,868,562

Internet Software & Services — 0.1%
Alibaba Group Holding Ltd. (China),
Gtd. Notes, 144A
3.600%	11/28/24		600	601,937
IT Services — 0.1%
International Business Machines Corp.,
Sr. Unsec’d. Notes(a)
3.375%	08/01/23		375	390,916
5.700%	09/14/17		508	564,291

				955,207

Machinery
Caterpillar, Inc.,
Sr. Unsec’d. Notes
7.900%	12/15/18		275	335,246
Media — 0.3%
Comcast Corp.,
Gtd. Notes
6.300%	11/15/17		220	248,426
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Gtd. Notes
3.950%	01/15/25		400	412,111
Historic TW, Inc.,
Gtd. Notes
6.625%	05/15/29		265	342,129
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	04/15/25	(a)	600	603,000
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22		439	438,559

				2,044,225

Metals & Mining — 0.1%
Steel Dynamics, Inc.,
Gtd. Notes
6.375%	08/15/22		565	603,138

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Multiline Retail
Macy’s Retail Holdings, Inc.,
Gtd. Notes
6.900%	04/01/29		250	$324,596
Multi-National — 0.1%
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22		401	396,356
Oil, Gas & Consumable Fuels — 0.6%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes(a)
3.450%	07/15/24		203	203,323
7.024%(s)	10/10/36		800	316,000
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.674%	02/13/18		127	127,601
3.200%	03/11/16		206	210,754
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		552	545,329
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24		295	313,607
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19		370	424,931
6.500%	02/01/39		299	403,349
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.709%	03/06/25		407	411,148
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
4.250%	01/15/25	(a)	298	302,038
Plains Exploration & Production Co.,
Gtd. Notes
6.875%	02/15/23		256	271,680
Shell International Finance BV (Netherlands),
Gtd. Notes
2.250%	01/06/23		487	476,466
Statoil ASA (Norway),
Gtd. Notes
2.750%	11/10/21	(a)	177	181,073
Total Capital International SA (France),
Gtd. Notes
2.750%	06/19/21		291	297,668
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19		100	98,250

				4,583,217

Pharmaceuticals — 0.2%
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
5.650%	05/15/18		250	282,785
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39		226	332,277

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.500%	03/01/23	600	$604,500

			1,219,562

Pipelines — 0.1%
El Paso Pipeline Partners Operating Co. LLC
Gtd. Notes
5.000%	10/01/21	160	171,629
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24	465	475,293

			646,922

Real Estate
iStar Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	11/01/17	300	296,250
Real Estate Investment Trusts (REITs) — 0.2%
Corrections Corp. of America,
Gtd. Notes
4.125%	04/01/20	600	603,750
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23	470	493,500
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24	465	495,225

			1,592,475

Real Estate Management & Development — 0.2%
Pershing Road Development Co. LLC,
Sr. Sec’d. Notes, 144A
0.662%(c)	09/01/26	1,694	1,498,883
Road & Rail — 0.6%
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
4.830%	01/15/23	736	811,925
5.720%	01/15/24	350	396,777
8.251%	01/15/21	76	89,893
CSX Transportation, Inc.,
Sr. Sec’d. Notes
6.251%	01/15/23	634	750,138
Federal Express Corp. 1998 Pass-Through Trust,
Pass-Through Certificates
6.720%	07/15/23	911	1,054,397
Federal Express Corp. 1999 Pass-Through Trust,
Pass-Through Certificates
7.650%	07/15/24	532	640,604
Federal Express Corp. 2012 Pass-Through Trust,
Pass-Through Certificates, 144A
2.625%	01/15/18	103	105,530
Union Pacific Railroad Co. 2006 Pass-Through Trust,
Pass-Through Certificates
5.866%	07/02/30	294	344,382
Union Pacific Railroad Co., 2000 Pass-Through Trust,
Pass-Through Certificates
8.000%	01/10/21	337	391,390

			4,585,036

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software — 0.2%
Fidelity National Information Services, Inc.,
Gtd. Notes
5.000%	03/15/22		365	$387,017
Microsoft Corp.,
Sr. Unsec’d. Notes
3.750%	02/12/45	(a)	348	349,326
4.200%	06/01/19		304	336,606
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22	(a)	246	246,012

				1,318,961

Tobacco
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.650%	05/16/18		260	293,744

TOTAL CORPORATE BONDS (cost $63,676,629)				64,536,855

FOREIGN GOVERNMENT BONDS — 0.2%
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		282	298,356
Province of Manitoba (Canada),
Unsec’d. Notes
9.500%	09/15/18		92	115,116
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.875%	10/16/24		469	490,569
Unsec’d. Notes
2.625%	02/13/23		258	265,871

TOTAL FOREIGN GOVERNMENT BONDS (cost $1,123,671)				1,169,912

MUNICIPAL BONDS — 0.6%
Arizona — 0.1%
City of Mesa AZ,
Revenue Bonds
4.000%	07/01/25		400	456,480

California
West Contra Costa Unified School District,
General Obligation Unlimited
6.555%	08/01/24		225	274,246

New York — 0.3%
City of New York NY,
General Obligation Unlimited
5.817%	10/01/31		1,380	1,580,266
New York City Transitional Finance Authority Future Tax Sec’d. Revenue,
Revenue Bonds
2.940%	08/01/23		445	457,607

				2,037,873

Ohio — 0.1%
Ohio State University (The),
Revenue Bonds
4.910%	06/01/40		650	793,019

Oregon — 0.1%
Port of Morrow OR,
Revenue Bonds
3.371%	09/01/25		450	468,108

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Pennsylvania
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.500%	04/15/22	310	$247,578

Washington
Washington State University,
Revenue Bonds
5.000%	04/01/25	310	385,262

TOTAL MUNICIPAL BONDS (cost $4,530,361)			4,662,566

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Fannie Mae REMICS,
Series 2005-121, Class DX
5.500%	01/25/26	399	440,142
Series 2010-135, Class EA
3.000%	01/25/40	28	28,985
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.516%(c)	07/25/44	40	40,628
Freddie Mac REMICS,
Series 3634, Class BA
4.500%	08/15/27	5	4,786
Series 4338, Class HP
3.000%	11/15/43	279	290,287
NCUA Guaranteed Notes,
Series 2010-C1, Class A2
2.900%	10/29/20	540	553,476
Series 2010-C1, Class APT
2.650%	10/29/20	386	393,202

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,749,593)			1,751,506

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.5%
Federal Farm Credit Banks
2.300%	08/25/20	1,016	1,019,890
2.375%	04/14/21-10/21/21	2,673	2,667,938
2.690%	07/14/22	506	505,032
2.875%	07/22/24	1,003	994,085
3.040%	10/22/24	646	646,839
3.050%	09/08/23	422	424,881
Federal Home Loan Banks
0.500%	10/15/19	1,695	1,694,969
2.000%	10/09/24	1,280	1,279,465
2.500%	08/14/24	395	386,531
2.700%	02/06/23	650	646,576
2.900%	09/05/25	471	468,509
3.000%	01/21/25	1,560	1,562,026
3.170%	07/02/27-10/04/27	705	696,595
Federal Home Loan Mortgage Corp.
0.750%	01/16/18	100	100,013
1.000%	07/30/18-04/16/20	4,216	4,217,516
1.500%	09/30/24	408	408,253
3.000%	11/01/42	86	87,977
3.100%	04/25/28	440	437,257

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	07/01/42	91	$95,882
4.500%	06/01/31	314	344,090
Federal National Mortgage Assoc.
1.000%	07/18/18	1,004	1,004,273
1.500%	02/13/20	2,565	2,570,751
1.800%	08/13/27	420	420,782
2.000%	03/18/30	502	502,933
2.350%	04/28/28	426	424,493
2.360%	12/14/22	2,581	2,567,723
3.000%	05/01/24-02/01/35	2,786	2,865,267
3.500%	04/01/32-07/01/42	2,573	2,715,926
4.000%	10/01/33-02/01/43	2,936	3,167,857
4.500%	07/01/19-06/01/41	1,178	1,282,327
5.000%	11/01/33-10/01/41	954	1,064,191
5.500%	01/01/21	46	49,416
Government National Mortgage Assoc.
2.000%	06/20/39	84	84,897
2.105%	03/16/37	583	585,642
2.337%	10/16/40	362	366,367
2.500%	12/20/42-09/20/43	1,130	1,142,754
2.750%	11/16/44	414	418,552
3.500%	08/20/34-08/20/36	285	289,808
4.000%	11/15/24	278	295,201
Overseas Private Investment Corp., Gov’t. Gtd. Notes
2.319%	11/15/20	500	509,980
5.142%	12/15/23	1,195	1,347,855

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $41,977,838)			42,361,319

U.S. TREASURY OBLIGATIONS — 6.7%
U.S. Treasury Bonds
2.500%	02/15/45	636	630,137
2.875%	05/15/43	962	1,024,981
4.500%	02/15/36	2,935	3,998,251
5.250%	11/15/28	3,000	4,094,298
U.S. Treasury Notes
0.375%	10/31/16	9,500	9,488,125
0.625%	04/30/18	341	337,910
1.250%	04/30/19	515	515,644
1.500%	10/31/19	3,844	3,874,333
1.750%	02/28/22-05/15/22	2,190	2,196,042
2.000%	10/31/21-02/15/25	3,267	3,311,550
2.125%	01/31/21	1,145	1,181,408
2.375%	05/31/18-08/15/24	10,380	10,837,212
2.625%	08/15/20	4,150	4,397,705
2.750%	02/15/24	5,600	6,001,626

TOTAL U.S. TREASURY OBLIGATIONS (cost $51,160,465)			51,889,222

TOTAL LONG-TERM INVESTMENTS (cost $608,508,410)			667,662,026

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 17.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $136,365,551; includes $25,061,548 of cash collateral received for securities on loan)(b)(w)	136,365,551	$136,365,551

TOTAL INVESTMENTS — 104.0% (cost $744,873,961)	804,027,577
Liabilities in excess of other assets(x) — (4.0)%	(31,180,805)

NET ASSETS — 100.0%	$772,846,772

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,279,251; cash collateral of $25,061,548 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation(1)
Long Positions:
81	5 Year U.S. Treasury Notes	Jun. 2015	$9,648,846	$ 9,737,086	$88,240
32	10 Year U.S. Treasury Notes	Jun. 2015	4,075,312	4,125,000	49,688
23	20 Year U.S. Treasury Bonds	Jun. 2015	3,689,975	3,769,125	79,150
166	Mini MSCI EAFE Index	Jun. 2015	15,061,050	15,188,170	127,120
30	Russell 2000 Mini Index	Jun. 2015	3,678,112	3,746,700	68,588
307	S&P 500 E-Mini	Jun. 2015	31,567,100	31,633,280	66,180
17	S&P Mid Cap 400 E-Mini	Jun. 2015	2,523,343	2,583,660	60,317

					$539,283

(1)	Cash of $2,515,000 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2015.

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$356,562,449	$108,681,868	$ —
Exchange Traded Fund	2,718,220	—	—
Preferred Stocks	507,958	1,475,890	—
Warrants	382,637	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	14,950,015	—
Certificate of Deposit	—	1,956,052	242,917
Commercial Mortgage-Backed Securities	—	13,049,939	762,701
Corporate Bonds	—	60,219,963	4,316,892
Foreign Government Bonds	—	1,169,912	—
Municipal Bonds	—	4,662,566	—
Residential Mortgage-Backed Securities	—	1,751,506	—
U.S. Government Agency Obligations	—	42,361,319	—
U.S. Treasury Obligations	—	51,889,222	—
Affiliated Money Market Mutual Fund	136,365,551	—	—
Other Financial Instruments*
Futures	539,283	—	—

Total	$497,076,098	$302,168,252	$ 5,322,510

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange- traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value at 3/31/15
Equity contracts	$704,842
Interest rate contracts	217,078

Total	$921,920

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 93.2%
Argentina — 0.7%
Arcos Dorados Holdings, Inc. (Class A Stock)(a)	57,700	$284,461
Banco Macro SA, ADR	4,690	268,268
BBVA Banco Frances SA, ADR	8,100	165,402
Cresud SACIF y A, ADR*	6,138	84,459
Grupo Financiero Galicia SA, ADR(a)	12,630	292,385
IRSA Inversiones y Representaciones SA, ADR	3,380	66,620
MercadoLibre, Inc.	5,600	686,112
Pampa Energia SA, ADR*	32,900	581,343
Petrobras Argentina SA (Class B Stock)	96,144	88,356
Petrobras Argentina SA, ADR	68,616	468,647
Telecom Argentina SA, ADR	34,030	772,821
Transportadora de Gas del Sur SA (Class B Stock), ADR	68,030	362,600

		4,121,474

Bahrain — 0.7%
Ahli United Bank BSC	2,647,450	2,145,839
Al Salam Bank-Bahrain BSC	2,238,930	649,362
Gulf Finance House EC*	6,005,300	322,449
Ithmaar Bank BSC*	4,705,000	669,760

		3,787,410

Belgium
Viohalco SA*	37,903	121,205

Botswana — 0.8%
Barclays Bank of Botswana Ltd.(g)	272,230	109,382
Botswana Insurance Holdings Ltd.(g)	425,050	523,029
First National Bank of Botswana Ltd.(g)	2,827,716	1,065,165
Letshego Holdings Ltd.(g)	5,357,728	1,297,023
Sechaba Breweries Ltd.(g)	464,634	1,337,955
Standard Chartered Bank Botswana Ltd.(g)	245,110	307,766

		4,640,320

Brazil — 3.5%
ALL - America Latina Logistica SA	109,600	138,050
AMBEV SA	64,600	373,243
AMBEV SA, ADR(a)	291,000	1,676,160
Banco do Brasil SA	98,775	712,134
BM&FBovespa SA	130,799	456,140
BR Malls Participacoes SA	33,100	176,102
BR Properties SA	20,100	83,132
BRF SA	57,360	1,135,140
CCR SA	142,500	737,157
CETIP SA - Mercados Organizados	35,500	354,271
Cia de Saneamento Basico do Estado de Sao Paulo	7,200	39,637
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	46,200	250,404
Cia de Saneamento de Minas Gerais-COPASA	19,000	111,325
Cia Energetica de Minas Gerais, ADR	123,396	504,690
Cia Hering	25,600	130,424
Cia Paranaense de Energia, ADR(a)	15,400	161,392
Cia Siderurgica Nacional SA	52,700	90,323
Cielo SA	194,232	2,780,611
Cosan SA Industria e Comercio	13,900	120,728
CPFL Energia SA	8,200	52,336
CPFL Energia SA, ADR(a)	50,700	644,904

	Shares	Value
COMMON STOCKS (Continued)
Brazil (cont’d.)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	79,900	$334,215
EcoRodovias Infraestrutura e Logistica SA	22,700	63,515
EDP - Energias do Brasil SA	41,100	134,186
Embraer SA, ADR	30,200	928,650
Estacio Participacoes SA	72,100	425,613
Even Construtora e Incorporadora SA	64,600	90,275
Hypermarcas SA*	29,500	182,183
Iochpe-Maxion SA	19,300	60,170
JBS SA	102,267	454,691
Kroton Educacional SA	227,900	737,638
Light SA	26,100	117,843
Localiza Rent A Car SA	27,615	316,510
Lojas Renner SA	17,200	485,085
Marfrig Global Foods SA*	85,440	107,618
MRV Engenharia e Participacoes SA	85,500	213,512
Multiplan Empreendimentos Imobiliarios SA	13,200	232,315
Natura Cosmeticos SA	15,100	128,359
Odontoprev SA	105,700	362,650
PDG Realty SA Empreendimentos e Participacoes*	162,300	25,426
Qualicorp SA*	64,500	464,417
Souza Cruz SA	38,900	308,246
Tim Participacoes SA	331,633	1,104,560
Totvs SA	24,500	281,344
Tractebel Energia SA	27,600	307,344
Ultrapar Participacoes SA	29,900	608,296
WEG SA	66,430	665,434

		19,868,398

Bulgaria — 0.2%
CB First Investment Bank AD*(g)	155,563	249,722
Central Cooperative Bank AD*(g)	87,402	56,698
Chimimport AD*(g)	265,946	271,209
Corporate Commercial Bank AD*(g)	3,940	1,083
Industrial Holding Bulgaria PLC*(g)	72,512	45,015
MonBat AD(g)	48,227	219,792
Olovno Tzinkov Komplex AD*(g)	9,086	—
Petrol AD*(g)	90,727	54,865
Sopharma AD Sofia(g)	197,237	369,643

		1,268,027

Chile — 3.1%
AES Gener SA	528,062	287,597
Aguas Andinas SA (Class A Stock)	561,800	328,768
Almendral SA(g)	2,494,900	187,367
Antarchile SA	50,600	616,599
Banco de Chile	11,386,867	1,276,168
Banco de Credito e Inversiones	12,798	572,068
Banco Santander Chile	19,296,850	1,049,971
Banmedica SA	110,559	201,821
Besalco SA	115,400	59,764
CAP SA	20,750	71,241
Cencosud SA	278,322	659,460
Cia Cervecerias Unidas SA, ADR(a)	22,650	470,214
Colbun SA	1,591,750	470,235
Corpbanca SA	66,000,900	697,950
E.CL SA	98,700	154,691
Embotelladora Andina SA (Class B Stock), ADR	9,150	137,708
Empresa Nacional de Electricidad SA	769,400	1,150,047

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chile (cont’d.)
Empresas CMPC SA	375,220	$1,028,385
Empresas COPEC SA	143,050	1,662,999
Enersis SA	3,954,600	1,293,841
ENTEL Chile SA	23,550	243,366
Forus SA	18,500	76,266
Latam Airlines Group SA, ADR*(a)	67,183	541,495
Masisa SA	2,748,650	92,429
Parque Arauco SA	180,832	346,404
Quinenco SA	97,600	200,045
Ripley Corp. SA	341,500	164,614
SACI Falabella	234,150	1,791,126
Salfacorp SA	212,800	160,287
Sigdo Koppers SA	133,519	196,697
Sociedad Quimica y Minera de Chile SA, ADR	32,600	594,950
Sonda SA	311,725	734,014
Vina Concha y Toro SA	139,650	287,730

		17,806,317

China — 8.9%
AAC Technologies Holdings, Inc	86,500	534,020
Agricultural Bank of China Ltd. (Class H Stock)	503,000	249,031
Air China Ltd. (Class H Stock)	390,000	397,916
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	531,892
Anhui Conch Cement Co. Ltd. (Class H Stock)	132,000	498,465
AviChina Industry & Technology Co. Ltd. (Class H Stock)	692,000	497,345
Baidu, Inc., ADR*	8,100	1,688,040
Bank of China Ltd. (Class H Stock)	1,277,000	738,203
Bank of Communications Co. Ltd. (Class H Stock)	371,800	319,543
BBMG Corp. (Class H Stock)	342,000	315,983
Beijing Capital International Airport Co. Ltd. (Class H Stock)	506,000	494,130
Beijing Enterprises Holdings Ltd.	29,000	227,835
Brilliance China Automotive Holdings Ltd.	350,000	673,785
BYD Co. Ltd. (Class H Stock)	59,000	303,232
China Agri-Industries Holdings Ltd.	804,000	311,450
China CITIC Bank Corp. Ltd. (Class H Stock)	394,000	297,035
China Coal Energy Co. Ltd. (Class H Stock)	437,000	241,092
China Communications Construction Co. Ltd. (Class H Stock)	460,000	648,163
China Communications Services Corp. Ltd. (Class H Stock)	396,000	175,655
China Construction Bank Corp. (Class H Stock)	1,199,670	995,711
China Everbright Ltd	48,000	125,099
China Life Insurance Co. Ltd. (Class H Stock)	139,000	611,010
China Longyuan Power Group Corp. Ltd. (Class H Stock)	395,000	429,319
China Mengniu Dairy Co. Ltd	158,000	839,661
China Merchants Bank Co. Ltd. (Class H Stock)	98,769	241,158
China Merchants Holdings International Co. Ltd	148,000	579,983

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Minsheng Banking Corp Ltd. (Class H Stock)	158,300	$193,045
China Mobile Ltd.	375,000	4,887,148
China National Building Material Co. Ltd. (Class H Stock)	516,000	513,311
China Oilfield Services Ltd. (Class H Stock)	138,000	229,789
China Overseas Land & Investment Ltd	90,720	292,971
China Pacific Insurance Group Co. Ltd. (Class H Stock)	44,200	210,244
China Petroleum & Chemical Corp. (Class H Stock)	2,029,000	1,616,937
China Railway Group Ltd. (Class H Stock)	363,000	371,272
China Resources Enterprise Ltd.	178,000	348,995
China Resources Land Ltd.	156,444	442,143
China Resources Power Holdings Co. Ltd.	187,400	469,978
China Shanshui Cement Group Ltd.	551,000	384,448
China Shenhua Energy Co. Ltd. (Class H Stock)	307,500	784,340
China Shipping Container Lines Co. Ltd. (Class H Stock)*	1,105,000	350,822
China Shipping Development Co. Ltd. (Class H Stock)*	590,000	430,668
China Taiping Insurance Holdings Co. Ltd.*	39,800	135,767
China Telecom Corp. Ltd. (Class H Stock)	1,682,000	1,075,323
China Unicom Hong Kong Ltd.	564,052	858,653
China Vanke Co. Ltd. (Class H Stock)*	136,500	323,499
China Yurun Food Group Ltd.*(g)	741,000	216,066
Chongqing Changan Automobile Co. Ltd. (Class B Stock)(g)	203,704	557,750
CITIC Ltd.	343,000	587,073
CNOOC Ltd. (Class H Stock)	1,245,000	1,757,100
COSCO Pacific Ltd	252,000	330,093
Country Garden Holdings Co. Ltd.(g)	546,831	220,558
Ctrip.com International Ltd., ADR*	15,000	879,300
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	455,043
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	515,019
Golden Eagle Retail Group Ltd.	242,000	294,989
Guangdong Investment Ltd.	306,000	401,279
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	187,909	179,516
Huaneng Power International, Inc. (Class H Stock)	402,000	477,447
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,494,000	1,105,085
Inner Mongolia Yitai Coal Co. Ltd. (Class B Stock)	201,784	294,605
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	214,851
Jiangxi Copper Co. Ltd. (Class H Stock)	129,000	239,759
Kunlun Energy Co. Ltd.	374,000	363,250
Lenovo Group Ltd.	486,000	708,203
Li Ning Co. Ltd.*	350,979	199,053
Mindray Medical International Ltd., ADR	16,000	437,600
NetEase, Inc., ADR	7,500	789,750
New Oriental Education & Technology Group, Inc., ADR*	16,800	372,456
NVC Lighting Holdings Ltd.(g)	1,254,000	—
PetroChina Co. Ltd. (Class H Stock)	1,796,000	1,994,456

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
PICC Property & Casualty Co. Ltd. (Class H Stock)	100,000	$197,434
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	44,000	527,852
Real Gold Mining Ltd.*(g)	209,000	—
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	120,000	105,736
Shanghai Electric Group Co. Ltd. (Class H Stock)	1,012,000	670,975
Shanghai Industrial Holdings Ltd.	85,000	262,011
Sihuan Pharmaceutical Holdings Group Ltd.(g)	758,000	431,436
SINA Corp.*	6,900	221,904
Sino-Ocean Land Holdings Ltd.	445,500	269,498
Sinopharm Group Co. Ltd. (Class H Stock)	245,200	998,420
Sohu.com, Inc.*	5,500	293,315
Tencent Holdings Ltd.	136,200	2,586,427
Tingyi Cayman Islands Holding Corp.	192,000	413,377
Tsingtao Brewery Co. Ltd. (Class H Stock)	30,000	201,164
Want Want China Holdings Ltd	753,400	801,744
Weichai Power Co. Ltd. (Class H Stock)	52,000	200,487
WuXi PharmaTech Cayman, Inc., ADR*	5,000	193,900
Yangzijiang Shipbuilding Holdings Ltd.	330,000	303,398
Yantai Changyu Pioneer Wine Co. Ltd. (Class B Stock)	108,690	387,786
Zhejiang Expressway Co. Ltd. (Class H Stock)	430,000	569,190
Zhongsheng Group Holdings Ltd	270,000	179,071
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	472,389
ZTE Corp. (Class H Stock)	110,608	253,748

		51,015,672

Colombia — 1.2%
Almacenes Exito SA	58,958	561,008
Banco de Bogota SA	14,911	316,228
Bancolombia SA	23,100	217,318
BanColombia SA, ADR	20,700	814,131
Cementos Argos SA	100,771	327,118
Corporacion Financiera Colombiana SA	16,100	222,923
Ecopetrol SA	578,800	439,665
Ecopetrol SA, ADR(a)	55,700	847,754
Empresa de Energia de Bogota SA	635,800	396,152
Grupo Argos SA	73,418	472,699
Grupo Aval Acciones y Valores(g)	660,800	294,818
Grupo de Inversiones Suramericana SA	29,900	385,250
Grupo Nutresa SA	75,282	661,903
Grupo Odinsa SA(g)	96,127	285,423
Interconexion Electrica SA ESP	135,800	389,119
Isagen SA ESP	384,100	450,579

		7,082,088

Croatia — 0.5%
Atlantska Plovidba dd*(g)	2,227	74,887
Ericsson Nikola Tesla(g)	2,615	488,785
Hrvatski Telekom dd(g)	60,545	1,380,005
Koncar-Elektroindustrija dd(g)	1,210	114,959
Petrokemija dd Tvornica Gnojiva*	14,297	37,155
Podravka prehrambena industija dd*(g)	12,296	503,757
Zagrebacka Banka dd(g)	55,500	296,039

		2,895,587

	Shares	Value
COMMON STOCKS (Continued)
Czech Republic — 1.2%
CEZ A/S	114,550	$2,800,059
Komercni Banka A/S	11,500	2,480,533
Pegas Nonwovens SA(g)	31,207	851,291
Philip Morris CR A/S	800	348,012
Unipetrol A/S*(g)	122,000	601,056

		7,080,951

Egypt — 0.1%
Global Telecom Holding SAE, GDR*	343,100	754,820

Estonia — 0.7%
Merko Ehitus A/S(g)	32,608	315,905
Nordecon A/S(g)	60,000	68,386
Olympic Entertainment Group A/S(g)	350,536	727,318
Tallink Group A/S(g)	2,334,200	2,045,518
Tallinna Kaubamaja A/S(g)	88,428	590,190
Tallinna Vesi A/S (Class A Stock)(g)	21,500	325,961

		4,073,278

Ghana — 0.4%
CAL Bank Ltd.(g)	1,140,075	314,270
Ghana Commercial Bank Ltd.(g)	1,190,800	1,661,804
Standard Chartered Bank Ghana Ltd.(g)	78,000	412,809

		2,388,883

Greece — 1.3%
Aegean Marine Petroleum Network, Inc.(a)	14,800	212,676
Alpha Bank A.E.*	714,300	211,586
Athens Water Supply & Sewage Co. SA
(The)	17,471	99,998
Costamare, Inc	9,200	162,012
Diana Shipping, Inc.*(a)	37,900	231,948
DryShips, Inc.*(a)	252,100	191,596
Ellaktor SA*	85,344	162,652
Eurobank Ergasias SA*	1,471,069	165,999
FF Group*	8,616	256,090
Frigoglass SAIC*	12,982	22,110
GEK Terna Holding Real Estate Construction SA*	47,389	87,972
Hellenic Exchanges - Athens Stock Exchange SA Holding*	28,659	143,908
Hellenic Petroleum SA*	27,540	104,909
Hellenic Telecommunications Organization SA*	129,000	1,142,557
Intralot SA-Integrated Lottery Systems & Services*	40,700	65,223
Jumbo SA	35,963	374,317
Marfin Investment Group Holdings SA*	145,802	20,457
Metka SA	12,200	113,992
Motor Oil Hellas Corinth Refineries SA	22,778	168,548
Mytilineos Holdings SA*	45,865	274,319
National Bank of Greece SA*	223,468	266,950
Navios Maritime Holdings, Inc	45,700	191,026
OPAP SA	72,300	674,815
Piraeus Bank SA*	287,900	111,116
Public Power Corp. SA*	168,310	1,027,252
StealthGas, Inc.*	10,300	67,465
Titan Cement Co. SA	32,861	752,305

		7,303,798

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong — 0.3%
China High Speed Transmission Equipment Group Co. Ltd.*	619,000	$427,862
Kingboard Chemical Holdings Ltd.	165,000	261,122
Nine Dragons Paper Holdings Ltd.	289,000	180,713
Shimao Property Holdings Ltd.	89,000	186,748
Sino Biopharmaceutical Ltd.	532,000	538,215

		1,594,660

Hungary — 1.4%
Magyar Telekom Telecommunications PLC*	747,590	1,100,411
MOL Hungarian Oil & Gas PLC	39,280	1,700,796
OTP Bank PLC	167,450	3,161,219
Richter Gedeon Nyrt.	147,000	2,016,512

		7,978,938

India — 5.8%
ACC Ltd	6,400	159,810
Adani Enterprises Ltd.*	25,200	248,143
Adani Power Ltd.*	366,900	277,300
Ambuja Cements Ltd.	111,900	456,494
Apollo Hospitals Enterprise Ltd.	17,200	375,974
Asian Paints Ltd.	40,000	518,936
Axis Bank Ltd.	39,700	356,059
Bajaj Auto Ltd.	11,100	357,802
Bharat Heavy Electricals Ltd.	56,100	211,271
Bharti Airtel Ltd.*	227,780	1,430,454
Bosch Ltd.	500	203,107
Cairn India Ltd.*	63,680	217,952
Cipla Ltd.	37,410	425,768
Coal India Ltd.	56,952	329,848
Colgate-Palmolive India Ltd.	8,400	270,269
Crompton Greaves Ltd.	59,700	158,563
DLF Ltd.	54,830	138,220
Dr. Reddy’s Laboratories Ltd.	11,300	633,448
Essar Oil Ltd.*	102,263	178,360
GAIL India Ltd.*	71,300	442,728
Glenmark Pharmaceuticals Ltd.	20,690	259,909
Godrej Consumer Products Ltd.	11,200	186,162
HCL Technologies Ltd.	25,736	402,040
HDFC Bank Ltd.	27,848	455,642
Hero MotoCorp Ltd.	10,700	451,781
Hindalco Industries Ltd.	199,300	410,718
Hindustan Unilever Ltd.	65,500	914,881
Housing Development Finance Corp. Ltd.	43,514	914,889
ICICI Bank Ltd., ADR	37,500	388,500
Idea Cellular Ltd.	185,260	544,282
IDFC Ltd.	40,681	108,386
IFCI Ltd.*	352,400	187,947
Indian Oil Corp. Ltd.*	19,439	114,510
Infosys Ltd., ADR(a)	41,960	1,471,957
ITC Ltd.	221,540	1,151,693
Jaiprakash Associates Ltd.*	202,105	80,327
Jindal Steel & Power Ltd.*	79,160	198,339
JSW Energy Ltd.	94,200	179,436
Kotak Mahindra Bank Ltd.	9,858	206,834
Larsen & Toubro Ltd., GDR, RegS	26,293	722,137
LIC Housing Finance Ltd.	35,100	245,529
Lupin Ltd.	20,599	661,738
Mahindra & Mahindra Ltd., GDR	24,860	476,069
Maruti Suzuki India Ltd.	9,690	572,803
Mundra Port & Special Economic Zone Ltd.*	131,800	648,968

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
Nestle India Ltd.	4,700	$521,762
NHPC Ltd.	846,600	267,857
NTPC Ltd.	366,500	860,166
Oil & Natural Gas Corp. Ltd.*	144,204	705,865
Oil India Ltd.	28,200	204,996
Oracle Financial Services Software Ltd.	7,600	395,907
Power Grid Corp. of India Ltd.*	348,290	808,700
Reliance Communications Ltd.*	157,500	149,190
Reliance Industries Ltd., GDR, 144A	60,299	1,594,909
Reliance Infrastructure Ltd.	49,750	345,322
Reliance Power Ltd.*	148,647	134,186
Rural Electrification Corp. Ltd.*	45,700	243,639
Sesa Sterlite Ltd.	166,972	508,840
Siemens Ltd.	18,100	404,752
State Bank of India, GDR, RegS	5,676	240,095
Steel Authority of India Ltd.*	221,400	238,552
Sun Pharmaceutical Industries Ltd.	81,300	1,330,160
Suzlon Energy Ltd.*	890,100	389,082
Tata Communications Ltd.	48,000	324,217
Tata Consultancy Services Ltd.	21,409	873,704
Tata Motors Ltd., ADR	18,790	846,677
Tata Power Co. Ltd.	310,422	382,761
Tata Steel Ltd.	44,690	226,512
Tech Mahindra Ltd.	21,808	219,435
Titan Co. Ltd.	45,100	281,628
UltraTech Cement Ltd.	12,300	565,897
Wipro Ltd.	31,974	321,456
Yes Bank Ltd.	8,900	116,167
Zee Entertainment Enterprises Ltd.	75,800	413,911

		33,262,328

Indonesia — 3.1%
Adaro Energy Tbk PT	6,554,100	474,987
AKR Corporindo Tbk PT	1,184,900	463,859
Astra Agro Lestari Tbk PT	44,000	81,670
Astra International Tbk PT	2,103,600	1,377,796
Bank Central Asia Tbk PT	1,559,500	1,767,460
Bank Danamon Indonesia Tbk PT	558,500	218,806
Bank Mandiri Persero Tbk PT	959,000	914,569
Bank Negara Indonesia Persero Tbk PT	1,173,000	647,593
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,379,700	105,599
Bank Rakyat Indonesia Persero Tbk PT	1,087,500	1,103,068
Bank Tabungan Negara Persero Tbk PT	1,200,100	115,027
Berlian Laju Tanker Tbk PT*(g)	6,511,500	—
Borneo Lumbung Energi & Metal Tbk PT*	5,543,500	21,221
Bumi Resources Tbk PT*	7,746,000	46,163
Bumi Serpong Damai Tbk PT	1,852,000	301,930
Charoen Pokphand Indonesia Tbk PT	1,426,500	386,594
Energi Mega Persada Tbk PT*	23,809,500	160,093
Gudang Garam Tbk PT	119,500	465,926
Indo Tambangraya Megah Tbk PT	145,000	186,913
Indocement Tunggal Prakarsa Tbk PT	331,500	555,214
Indofood Sukses Makmur Tbk PT	771,000	439,056
Indosat Tbk PT*	466,000	152,007
Jasa Marga Persero Tbk PT	731,000	402,115
Kalbe Farma Tbk PT	4,300,500	613,593
Lippo Karawaci Tbk PT	4,767,000	491,838
Perusahaan Gas Negara Persero Tbk PT	2,693,500	987,243
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,026,200	135,522

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Indonesia (cont’d.)
Semen Indonesia Persero Tbk PT	701,000	$730,851
Tambang Batubara Bukit Asam Persero Tbk PT	232,500	190,624
Telekomunikasi Indonesia Persero Tbk PT	7,205,300	1,588,739
Unilever Indonesia Tbk PT	196,500	595,278
United Tractors Tbk PT	757,500	1,260,602
Vale Indonesia Tbk PT	1,106,500	273,372
Xl Axiata Tbk PT	775,800	257,767

		17,513,095

Jordan — 0.7%
Al Eqbal Co. for Investment PLC(g)	19,949	348,886
Arab Bank PLC(g)	191,856	1,744,145
Arab Potash (The)(g)	23,463	530,269
Cairo Amman Bank	40,697	185,561
Capital Bank of Jordan(g)	200,070	437,699
Jordan Dubai Islamic Bank*(g)	249,882	324,522
Jordan Telecommunications Co. PSC(g)	66,633	295,995
Jordanian Electric Power Co.*(g)	95,667	363,275

		4,230,352

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC,
GDR, RegS.	155,391	1,148,339
Kazkommertsbank JSC, GDR, RegS*(g)	231,100	725,654
KazMunaiGas Exploration Production JSC, GDR, RegS.	73,530	908,095
KCell JSC, GDR, RegS	80,097	750,933
Nostrum Oil & Gas PLC*	18,029	148,965

		3,681,986

Kenya — 0.8%
ARM Cement Ltd.	451,200	390,649
Bamburi Cement Co. Ltd.	39,100	67,282
Barclays Bank of Kenya Ltd.	1,106,400	196,374
Co-operative Bank of Kenya Ltd. (The)	866,238	199,001
East African Breweries Ltd.	247,400	832,699
Equity Group Holdings Ltd.	906,100	509,926
Kenya Airways Ltd.*	628,600	55,785
Kenya Commercial Bank Ltd.	803,940	526,389
Kenya Electricity Generating Co. Ltd.	1,664,200	177,407
Kenya Power & Lighting Co. Ltd.	1,162,905	227,798
Safaricom Ltd.	5,771,800	1,065,035
Standard Chartered Bank Kenya Ltd.	62,098	231,187

		4,479,532

Kuwait — 1.4%
Agility Public Warehousing Co. KSC	181,912	464,292
Al Ahli Bank of Kuwait KSCP	175,382	218,290
ALAFCO Aviation Lease & Finance Co. KSCP	241,500	174,742
Boubyan Petrochemicals Co. KSCP	175,875	339,099
Burgan Bank SAK	90,524	136,952
Commercial Bank of Kuwait KSCP(g)	233,100	488,289
Gulf Bank KSCP*	216,628	200,912
Gulf Cable & Electrical Industries Co. KSC	67,500	145,885
Kuwait Cement Co. KSC(g)	169,050	207,975
Kuwait Finance House KSCP	323,205	716,165
Kuwait Food Co. Americana SAK	87,500	785,536
Kuwait International Bank KSCP	170,317	139,001
Kuwait Portland Cement Co. KSC(g)	66,000	313,520
Kuwait Projects Co.Holding KSCP	158,203	336,254

	Shares	Value
COMMON STOCKS (Continued)
Kuwait (cont’d.)
Mabanee Co. SAKC	87,588	$288,320
Mobile Telecommunications Co. KSC	666,500	1,053,223
National Bank of Kuwait SAKP	350,944	930,772
National Industries Group Holding SAK*	464,625	286,842
Qurain Petrochemical Co. KSC(g)	600,000	398,983
Sultan Center Food Products Co. KSC*(g)	430,000	132,968

		7,758,020

Latvia — 0.1%
Grindeks A/S(g)	52,160	305,662
Latvian Shipping Co. JSC*(g)	332,621	136,634
Ventspils Nafta*(g)	78,610	93,823

		536,119

Lebanon — 0.3%
Bank Audi Sal	72,521	496,044
Byblos Bank SAL	118,400	202,464
Solidere, GDR, RegS*(g)	97,965	1,082,513

		1,781,021

Lithuania — 0.2%
Apranga PVA(g)	78,286	246,638
Klaipedos Nafta AB(g)	513,391	208,112
Pieno Zvaigzdes(g)	111,220	188,569
Rokiskio Suris(g)	145,010	221,408
Siauliu Bankas AB*(g)	520,184	170,594

		1,035,321

Luxembourg — 0.1%
Adecoagro SA*	43,900	448,658

Malaysia — 2.8%
AirAsia Bhd	263,500	169,334
Alliance Financial Group Bhd	116,300	150,254
AMMB Holdings Bhd	160,300	274,962
Axiata Group Bhd	362,225	691,994
Batu Kawan Bhd(g)	113,700	560,270
Berjaya Corp. Bhd	807,700	99,020
Berjaya Sports Toto Bhd	142,371	129,166
Boustead Holdings Bhd	131,760	163,655
British American Tobacco Malaysia Bhd	13,000	240,981
Bumi Armada Bhd	198,150	54,997
CIMB Group Holdings Bhd	244,700	410,786
Dialog Group Bhd	695,720	296,148
DiGi.Com Bhd	344,600	585,764
Felda Global Ventures Holdings Bhd	303,600	177,644
Gamuda Bhd	257,200	354,184
Genting Bhd	247,500	600,731
Genting Malaysia Bhd	345,400	394,096
Hong Leong Bank Bhd	54,000	207,924
Hong Leong Financial Group Bhd	43,900	200,560
IHH Healthcare Bhd	252,600	409,917
IJM Corp. Bhd	156,640	304,316
IOI Corp. Bhd	246,946	306,057
IOI Properties Group Bhd	123,472	72,571
Kian Joo Can Factory Bhd(g)	294,600	245,003
Kuala Lumpur Kepong Bhd	72,800	448,379
Kulim Malaysia Bhd	328,900	243,334
Lafarge Malaysia Bhd	80,600	214,367
Magnum Bhd	177,450	128,777
Malayan Banking Bhd	274,850	692,442
Malaysia Airports Holdings Bhd	84,400	159,487

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Malaysia Marine & Heavy Engineering Holdings Bhd	205,700	$67,111
Malaysian Resources Corp. Bhd	273,300	92,116
Maxis Bhd	178,700	346,362
MMC Corp. Bhd	347,200	237,185
Parkson Holdings Bhd*	198,782	117,546
Petronas Chemicals Group Bhd	430,200	653,795
Petronas Dagangan Bhd	74,600	403,000
Petronas Gas Bhd	59,200	367,972
PPB Group Bhd	58,500	242,886
Public Bank Bhd	124,437	634,365
RHB Capital Bhd	131,100	279,919
SapuraKencana Petroleum Bhd	629,605	400,396
Sime Darby Bhd	550,600	1,378,075
Tan Chong Motor Holdings Bhd	144,700	118,386
Telekom Malaysia Bhd	269,800	528,239
Tenaga Nasional Bhd	202,300	783,261
UEM Sunrise Bhd	189,900	70,598
UMW Holdings Bhd	47,000	137,727
WCT Holdings Bhd	206,762	85,948
YTL Corp. Bhd	668,441	301,417

		16,233,424

Mauritius — 0.7%
CIM Financial Services Ltd.	202,500	49,431
ENL Land Ltd.(g)	81,712	114,298
Lux Island Resorts Ltd.	109,833	180,745
MCB Group Ltd.	370,692	2,002,916
New Mauritius Hotels Ltd.	328,572	601,541
Omnicane Ltd.(g)	55,089	116,343
Rogers & Co. Ltd.	155,102	126,345
SBM Holdings Ltd.(g)	32,725,902	870,656

		4,062,275

Mexico — 5.8%
Alfa SAB de CV (Class A Stock)*	896,700	1,813,564
America Movil SAB de CV (Class L Stock)	793,390	811,933
America Movil SAB de CV (Class L Stock), ADR	239,300	4,896,078
Arca Continental SAB de CV*	55,399	340,671
Bolsa Mexicana de Valores SAB de CV	318,800	543,403
Cemex SAB de CV, ADR*(a)	125,784	1,191,174
Cemex SAB de CV, UTS*	1,263,741	1,198,000
Coca-Cola Femsa SAB de CV (Class L Stock)	58,300	464,458
Empresas ICA SAB de CV*(a)	265,500	216,355
Fomento Economico Mexicano SAB de CV, ADR*	7,800	729,300
Fomento Economico Mexicano SAB de CV, UTS*	173,600	1,622,816
Genomma Lab Internacional SAB de CV (Class B Stock)*	122,600	114,534
Gentera SAB de CV*	539,600	967,166
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	151,106	992,910
Grupo Bimbo SAB de CV (Class A Stock)*	340,400	962,051
Grupo Carso SAB de CV (Class A Stock)	248,100	1,035,112
Grupo Elektra SAB de CV	5,714	146,312
Grupo Financiero Banorte SAB de CV (Class O Stock)	479,400	2,779,568

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Grupo Financiero Inbursa SAB de CV
(Class O Stock)	719,200	$1,812,440
Grupo Mexico SAB de CV (Class B Stock)	563,093	1,660,466
Grupo Televisa SAB, ADR*	29,800	983,698
Grupo Televisa SAB, UTS*	154,900	1,022,512
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*(g)	414,000	999,072
Industrias CH SAB de CV (Class B Stock)*	52,900	216,337
Industrias Penoles SAB de CV	28,600	496,645
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	343,000	716,649
Mexichem SAB de CV	215,779	562,736
Minera Frisco SAB de CV (Class A1 Stock)*	171,500	184,390
Southern Copper Corp	56,227	1,640,704
TV Azteca SAB de CV, UTS*	444,600	166,432
Wal-Mart de Mexico SAB de CV	728,500	1,815,340

		33,102,826

Monaco — 0.1%
GasLog Ltd	18,800	365,096

Morocco — 0.8%
Alliances Developpement Immobilier SA	3,456	38,456
Attijariwafa Bank	18,492	697,043
Banque Centrale Populaire	20,550	468,902
Banque Marocaine du Commerce Exterieur	12,978	300,041
Douja Promotion Groupe Addoha SA	52,400	167,495
Holcim Maroc SA	2,095	475,923
Lafarge Ciments	3,528	657,548
Managem	606	59,726
Maroc Telecom SA	96,628	1,289,906
Taqa Morocco	4,530	226,763

		4,381,803

Netherlands
New World Resources PLC (Class A Stock)*	220,900	2,930
VimpelCom Ltd., ADR(a)	45,920	240,621

		243,551

Nigeria — 0.8%
Access Bank PLC	3,083,341	94,491
Afriland Properties PLC, REIT*(g)	348,765	—
Dangote Cement PLC	443,090	356,164
FBN Holdings PLC	4,703,446	205,211
FCMB Group PLC	4,570,883	66,135
Flour Mills of Nigeria PLC	350,891	61,873
Forte Oil PLC	310,214	335,072
Guaranty Trust Bank PLC	4,641,585	612,452
Guinness Nigeria PLC	189,500	125,600
Lafarge Africa PLC	272,900	114,834
Lekoil Ltd.*	345,574	120,466
Nestle Nigeria PLC	45,604	193,294
Nigerian Breweries PLC	765,909	551,898
Oando PLC	4,436,011	323,146
SEPLAT Petroleum Development Co. PLC	106,465	202,892
Stanbic IBTC Holdings PLC	947,767	136,542
UAC of Nigeria PLC	761,931	124,022
United Bank for Africa PLC	9,582,838	194,958
Zenith Bank PLC	5,032,744	530,373

		4,349,423

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oman — 0.7%
Al Anwar Ceramic Tile Co. SAOG	199,382	$193,964
Bank Dhofar SAOG	344,922	255,332
Bank Nizwa SAOG*	474,700	98,233
Bank Sohar SAOG	340,114	164,575
BankMuscat SAOG	583,560	792,324
Galfar Engineering & Contracting SAOG	203,258	65,026
HSBC Bank Oman SAOG	465,528	156,087
National Bank of Oman SAOG	418,055	308,125
Oman Cement Co. SAOG	118,884	145,878
Oman Flour Mills Co. SAOG(g)	180,500	239,020
Oman Telecommunications Co. SAOG	134,837	588,456
Ooredoo	350,700	632,520
Raysut Cement Co. SAOG	51,338	221,634
Renaissance Services SAOG	107,985	103,501
Shell Oman Marketing Co. SAOG(g)	33,500	173,591

		4,138,266

Pakistan — 0.7%
D.G. Khan Cement Co. Ltd.	159,200	174,428
Engro Corp. Ltd.	100,998	254,514
Engro Foods Ltd.*	317,900	344,889
Fatima Fertilizer Co. Ltd.	337,358	127,603
Fauji Fertilizer Co. Ltd.	246,487	321,853
Hub Power Co. Ltd. (The)	764,455	640,239
Lucky Cement Ltd.	49,800	217,570
MCB Bank Ltd.	303,447	733,815
Millat Tractors Ltd.	24,990	131,489
National Bank of Pakistan	193,104	95,809
Nishat Mills Ltd.	117,175	117,445
Oil & Gas Development Co. Ltd.	191,000	340,004
Pakistan Oilfields Ltd.	24,800	79,385
Pakistan Petroleum Ltd.	96,989	147,078
Pakistan State Oil Co. Ltd.	64,384	217,388
Pakistan Telecommunication Co. Ltd.	554,800	114,612

		4,058,121

Panama — 0.3%
Copa Holdings SA (Class A Stock)	16,100	1,625,617

Peru — 1.2%
Alicorp SAA	487,500	944,615
Casa Grande SAA	24,600	40,914
Cia de Minas Buenaventura SAA, ADR	48,200	488,266
Cia Minera Milpo SAA	401,072	235,734
Credicorp Ltd	18,050	2,538,372
Edegel SAA(g)	381,830	468,579
Ferreycorp SAA	961,723	437,923
Grana y Montero SAA	253,656	393,202
Intercorp Financial Services, Inc	7,800	226,122
Luz del Sur SAA	59,800	204,709
Minsur SA	224,995	93,733
Sociedad Minera Cerro Verde SAA*	16,440	337,513
Volcan Cia Minera SAA (Class B Stock)	1,173,590	208,453

		6,618,135

Philippines — 2.7%
Aboitiz Equity Ventures, Inc	294,200	381,571
Aboitiz Power Corp	387,900	385,924
Alliance Global Group, Inc	667,700	394,976
Atlas Consolidated Mining & Development Corp	617,100	121,945
Ayala Corp	22,740	404,123

	Shares	Value
COMMON STOCKS (Continued)
Philippines (cont’d.)
Ayala Land, Inc.	800,600	$688,170
Bank of the Philippine Islands	191,070	429,331
BDO Unibank, Inc.	190,126	526,877
Bloomberry Resorts Corp.	705,900	164,740
D&L Industries, Inc.	601,100	269,274
DMCI Holdings, Inc.	1,075,000	372,691
Energy Development Corp.	2,163,000	410,735
Filinvest Land, Inc.	5,204,000	209,550
First Gen Corp.	299,700	204,211
Globe Telecom, Inc.	5,300	238,372
International Container Terminal Services, Inc.	126,900	306,304
JG Summit Holdings, Inc.	446,600	724,351
Jollibee Foods Corp.	170,620	839,015
Lopez Holdings Corp.	1,153,900	220,712
LT Group, Inc.	849,400	309,188
Manila Electric Co.	76,740	458,380
Manila Water Co., Inc.	208,500	126,406
Melco Crown Philippines Resorts Corp.*	320,700	65,698
Metro Pacific Investments Corp.	1,946,600	209,990
Metropolitan Bank & Trust Co.	150,498	327,864
Petron Corp.	760,800	169,149
Philex Mining Corp.	951,100	154,472
Philippine Long Distance Telephone Co.	24,300	1,545,788
Puregold Price Club, Inc.	221,400	205,705
Robinsons Land Corp.	229,700	158,106
Robinsons Retail Holdings, Inc.	96,440	181,230
San Miguel Corp.	234,400	353,698
Security Bank Corp.	66,120	254,527
Semirara Mining and Power Corp.	166,800	623,009
SM Investments Corp.	55,662	1,119,400
SM Prime Holdings, Inc.	720,350	321,510
Travellers International Hotel Group, Inc.*	712,700	106,028
Universal Robina Corp.	260,470	1,315,698

		15,298,718

Poland — 2.8%
Agora SA*	40,535	108,999
AmRest Holdings SE*	8,833	290,315
Asseco Poland SA	48,738	758,299
Bank Handlowy w Warszawie SA	6,200	177,097
Bank Millennium SA	127,100	222,415
Bank Pekao SA	25,500	1,235,382
Boryszew SA*	84,600	139,107
Budimex SA	5,800	249,326
CCC SA	9,200	443,415
Cyfrowy Polsat SA	70,733	465,270
Enea SA	60,900	265,488
Eurocash SA	33,107	285,413
Getin Noble Bank SA*	453,927	202,025
Global City Holdings NV*	12,500	133,956
Globe Trade Centre SA*	102,300	151,985
Grupa Lotos SA*	17,944	128,229
ING Bank Slaski SA	11,500	415,147
Jastrzebska Spolka Weglowa SA*	9,300	42,367
KGHM Polska Miedz SA	25,300	799,584
Kopex SA*	47,764	129,824
LPP SA	400	746,758
Lubelski Wegiel Bogdanka SA	7,530	166,538
mBank	3,450	400,384
Netia SA(g)	343,306	534,505

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
Orange Polska SA	225,800	$567,422
Orbis SA(g)	31,900	393,120
PGE SA	240,167	1,319,495
Polimex- Mostostal SA*	1,465,600	27,073
Polski Koncern Naftowy Orlen SA	73,000	1,139,592
Polskie Gornictwo Naftowe I Gazownictwo SA	366,300	530,836
Powszechna Kasa Oszczednosci Bank Polski SA	156,200	1,398,057
Powszechny Zaklad Ubezpieczen SA	10,241	1,321,360
Synthos SA	146,900	170,273
Tauron Polska Energia SA	355,100	412,743
TVN SA*	64,073	289,973

		16,061,772

Qatar — 1.5%
Aamal Co.	79,338	332,059
Al Meera Consumer Goods Co.QSC	1,497	89,476
Barwa Real Estate Co. QSC(g)	39,700	490,367
Doha Bank QSC	12,950	178,647
Gulf International Services QSC	19,412	510,812
Industries Qatar QSC	23,030	877,784
Masraf Al Rayan QSC	58,500	763,695
Ooredoo QSC	17,003	462,846
Qatar Electricity & Water Co.QSC	7,590	406,484
Qatar Gas Transport Co. Ltd. Nakilat	103,200	633,573
Qatar International Islamic Bank QSC	20,100	432,541
Qatar Islamic Bank SAQ	17,900	487,181
Qatar National Bank SAQ	24,459	1,299,651
Qatar National Cement Co.QSC	9,732	316,020
Qatar Navigation QSC	9,200	250,012
Qatari Investors Group QSC	18,700	197,698
Vodafone Qatar QSC	131,100	635,080

		8,363,926

Romania — 0.7%
Antibiotice SA(g)	811,918	112,761
Banca Transilvania*	3,493,328	1,787,435
BRD-Groupe Societe Generale*	453,870	1,020,914
OMV Petrom SA	10,313,400	911,699
Transelectrica SA	46,500	322,901

		4,155,710

Russia — 5.9%
Aeroflot - Russian Airlines OJSC	80,200	46,725
Alrosa AO	411,800	509,802
AvtoVAZ OAO*(g)	893,600	180,409
CTC Media, Inc	22,800	90,288
Federal Grid Co. Unified Energy System JSC*	105,161,400	118,529
Gazprom Neft OAO, ADR	15,900	211,470
Gazprom OAO, ADR	872,040	4,145,678
Inter RAO JSC*	8,577,048	162,808
LSR Group OJSC, GDR, RegS	100,800	228,816
LUKOIL OAO, ADR	79,600	3,687,072
Magnit OJSC*	22,700	4,428,021
Mail.Ru Group Ltd., GDR, RegS*	31,600	627,892
MegaFon OAO, GDR, RegS	44,500	712,000
MMC Norilsk Nickel OJSC, ADR	92,746	1,647,633
Mobile Telesystems OJSC*	634,833	2,685,572
Mosenergo OAO	4,030,000	49,683

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
NovaTek OAO*	117,000	$866,446
Novolipetsk Steel OJSC, GDR, RegS	13,000	173,550
OTCPharm PJSC*	9,987	31,231
Pharmstandard OJSC, GDR, RegS*	9,987	42,245
PIK Group, GDR, RegS(g)	269,400	876,897
Polymetal International PLC	35,400	301,731
Polyus Gold International Ltd	105,228	292,510
Rosneft OAO, GDR, RegS	148,400	638,862
Rostelecom OJSC	258,903	351,222
RusHydro JSC*	38,052,964	343,314
RusHydro JSC, ADR	403,900	390,975
Russian Grids OAO*	7,276,600	63,296
Sberbank of Russia*	99,746	107,557
Sberbank of Russia, ADR	667,000	2,930,798
Severstal PAO, GDR, RegS	43,500	488,505
Sistema OOO*	1,013,950	309,750
Surgutneftegas OAO, ADR	141,300	870,408
Tatneft OAO, ADR	37,781	1,125,496
United Co. RUSAL PLC*	780,000	486,151
Uralkali PJSC, GDR, RegS	36,000	480,600
VTB Bank OJSC, GDR, RegS	398,700	804,577
X5 Retail Group NV, GDR, RegS*	32,100	492,735
Yandex NV (Class A Stock)*	105,800	1,604,457

		33,605,711

Slovenia — 0.7%
Gorenje dd*	15,400	87,899
Krka dd Novo mesto	21,190	1,398,966
Luka Koper dd(g)	11,450	313,945
Petrol dd Ljubljana(g)	1,443	430,408
Pozavarovalnica Sava dd(g)	33,381	583,617
Sava dd*	238	142
Telekom Slovenije dd(g)	4,430	637,335
Zavarovalnica Triglav dd(g)	16,768	501,226

		3,953,538

South Africa — 5.5%
Aeci Ltd.	27,200	269,107
African Bank Investments Ltd.*(g)	218,960	—
African Rainbow Minerals Ltd.	17,200	139,893
Anglo American Platinum Ltd.*	9,800	239,909
AngloGold Ashanti Ltd., ADR*	48,400	452,056
Aspen Pharmacare Holdings Ltd.*	30,190	953,898
Aveng Ltd.*	108,800	100,911
Barclays Africa Group Ltd.	15,262	232,596
Barloworld Ltd.	68,800	524,975
Bidvest Group Ltd. (The)	69,392	1,877,058
Capital Property Fund, REIT(g)	174,214	201,088
DataTec Ltd.	112,800	558,001
Discovery Ltd.	19,885	204,082
Exxaro Resources Ltd.	24,500	202,301
FirstRand Ltd.	133,448	613,466
Foschini Group Ltd. (The)	34,500	512,944
Gold Fields Ltd.	94,234	390,791
Grindrod Ltd.	100,900	144,749
Growthpoint Properties Ltd., REIT	181,900	429,484
Harmony Gold Mining Co. Ltd.*	55,300	95,492
Impala Platinum Holdings Ltd.*	84,328	407,772
Imperial Holdings Ltd.	26,300	416,975
Investec Ltd.	32,100	265,639
Kumba Iron Ore Ltd.	12,700	163,077

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Liberty Holdings Ltd.	28,300	$391,636
Life Healthcare Group Holdings Ltd.	101,000	351,772
Massmart Holdings Ltd.	17,066	210,506
MMI Holdings Ltd.	137,441	371,903
Mr. Price Group Ltd.	17,600	376,431
MTN Group Ltd.	228,200	3,846,803
Murray & Roberts Holdings Ltd.	146,300	165,129
Nampak Ltd.	75,700	253,602
Naspers Ltd. (Class N Stock)	18,769	2,878,996
Nedbank Group Ltd.	14,785	289,572
Netcare Ltd.	204,100	699,917
Pick’n Pay Stores Ltd.	59,148	240,926
PPC Ltd.	91,907	138,867
Rand Merchant Insurance Holdings Ltd.	83,803	319,116
Redefine Properties Ltd., REIT	463,800	473,629
Remgro Ltd.	18,939	414,452
Reunert Ltd.	87,500	432,991
RMB Holdings Ltd.	40,819	234,804
Sanlam Ltd.	81,600	525,896
Sappi Ltd.*	76,920	310,306
Sasol Ltd.	65,600	2,214,892
Shoprite Holdings Ltd.	48,600	657,079
Sibanye Gold Ltd.	195,534	416,954
SPAR Group Ltd. (The)	25,400	394,434
Standard Bank Group Ltd.	69,100	954,887
Steinhoff International Holdings Ltd.	120,840	756,312
Telkom SA SOC Ltd.*	105,400	687,475
Tiger Brands Ltd.	25,300	636,611
Truworths International Ltd.	52,100	378,174
Vodacom Group Ltd.	90,100	984,150
Wilson Bayly Holmes-Ovcon Ltd.	32,200	299,116
Woolworths Holdings Ltd.	82,800	587,029

		31,290,631

South Korea — 6.5%
Amorepacific Corp.	260	785,586
BS Financial Group, Inc.	16,552	226,353
Celltrion, Inc.*	5,598	351,614
CJ CheilJedang Corp.	800	272,319
Coway Co. Ltd.	4,410	362,965
Daewoo International Corp.	6,180	147,568
Daewoo Securities Co. Ltd.	21,310	247,774
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	8,770	142,596
Dongbu Insurance Co. Ltd.	4,990	222,188
Doosan Heavy Industries & Construction Co. Ltd.	4,590	116,820
E-Mart Co. Ltd.	1,337	280,253
GS Engineering & Construction Corp.*	7,275	197,505
GS Holdings Corp.	6,010	232,137
Hana Financial Group, Inc.	15,713	406,456
Hanjin Kal Corp.	2,004	64,495
Hanjin Shipping Co. Ltd.*	25,000	158,412
Hankook Tire Co. Ltd.	5,972	243,671
Hanwha Chemical Corp.	9,950	130,503
Hanwha Corp.	13,910	454,415
Hyosung Corp.	2,950	230,053
Hyundai Department Store Co. Ltd.	1,450	194,386
Hyundai Engineering & Construction Co. Ltd.	5,860	265,310
Hyundai Glovis Co. Ltd.	1,980	402,523

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Hyundai Heavy Industries Co. Ltd.*	2,600	$285,492
Hyundai Marine & Fire Insurance Co. Ltd.	7,720	172,601
Hyundai Merchant Marine Co. Ltd.*	17,670	143,978
Hyundai Mobis Co. Ltd.	3,780	837,291
Hyundai Motor Co.	7,130	1,079,779
Hyundai Steel Co.	6,770	444,375
Hyundai Wia Corp.	2,500	318,370
Industrial Bank of Korea.	20,800	249,675
Kangwon Land, Inc.	7,140	222,666
KB Financial Group, Inc.	32,598	1,150,671
Kia Motors Corp.	15,330	622,979
Korea Electric Power Corp.	33,400	1,376,404
Korea Investment Holdings Co. Ltd.	7,090	401,037
Korea Zinc Co. Ltd.	1,740	665,327
Korean Air Lines Co. Ltd.*	4,147	181,208
KT Corp.*	17,490	457,381
KT&G Corp.	8,560	684,368
LG Chem Ltd.	4,418	896,819
LG Corp.	7,260	400,696
LG Display Co. Ltd.	13,730	388,558
LG Electronics, Inc.	6,220	329,683
LG Household & Health Care Ltd.	710	538,204
LG Uplus Corp.	17,050	168,911
Lotte Chemical Corp.	1,330	243,004
Lotte Shopping Co. Ltd.	910	194,547
LS Corp.	2,520	117,861
Macquarie Korea Infrastructure Fund.	31,539	222,588
NAVER Corp.	1,417	854,881
NCSoft Corp.	970	158,390
NH Investment & Securities Co. Ltd.	19,612	253,590
OCI Co. Ltd.	2,520	234,201
Orion Corp.	170	177,304
POSCO	8,180	1,787,886
Samsung C&T Corp.	9,320	498,251
Samsung Card Co. Ltd.	8,820	325,984
Samsung Electro-Mechanics Co. Ltd.	4,690	324,649
Samsung Electronics Co. Ltd.	3,811	4,941,927
Samsung Engineering Co. Ltd.*	3,400	117,784
Samsung Fine Chemicals Co. Ltd.	4,550	169,804
Samsung Fire & Marine Insurance Co. Ltd.	3,650	880,053
Samsung Heavy Industries Co. Ltd.	8,890	144,357
Samsung Life Insurance Co. Ltd.	9,890	860,629
Samsung SDI Co. Ltd.	4,617	567,048
Samsung Securities Co. Ltd.	9,650	451,296
Samsung Techwin Co. Ltd.*	3,179	67,708
Shinhan Financial Group Co. Ltd.	26,090	980,197
Shinsegae Co. Ltd.	1,683	255,234
SK C&C Co. Ltd.	1,520	318,229
SK Chemicals Co. Ltd.	4,200	240,337
SK Holdings Co. Ltd.	2,010	307,557
SK Hynix, Inc.	28,650	1,170,256
SK Innovation Co. Ltd.*	5,090	436,641
SK Telecom Co. Ltd.	5,480	1,348,444
S-Oil Corp.	3,740	216,315
Woori Bank	35,130	296,448

		37,315,775

Sri Lanka — 0.7%
Access Engineering PLC	804,203	115,943
Aitken Spence PLC(g)	330,529	246,951
Ceylon Tobacco Co. PLC(g)	28,655	215,060

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Sri Lanka (cont’d.)
Chevron Lubricants Lanka PLC	102,496	$302,389
Commercial Bank of Ceylon PLC	413,811	513,943
DFCC Bank PLC	136,728	208,211
Dialog Axiata PLC	3,322,388	259,454
Distilleries Co. of Sri Lanka PLC	223,560	403,726
Hatton National Bank PLC	206,156	343,658
John Keells Holdings PLC	589,549	881,674
National Development Bank PLC	137,684	256,397
Sampath Bank PLC	124,066	234,221

		3,981,627

Taiwan — 5.9%
Acer, Inc.*	168,257	108,396
Advanced Semiconductor Engineering, Inc.	275,067	372,477
Ambassador Hotel (The)	275,000	242,278
Asia Cement Corp.	391,829	492,308
Asustek Computer, Inc.	30,037	301,962
AU Optronics Corp.	572,441	287,230
Catcher Technology Co. Ltd.	29,780	311,446
Cathay Financial Holding Co. Ltd.	341,543	544,184
Chang Hwa Commercial Bank Ltd.	271,568	156,883
Cheng Shin Rubber Industry Co. Ltd.	191,424	439,407
Chicony Electronics Co. Ltd.	46,633	130,479
China Airlines Ltd.*	853,590	437,843
China Development Financial Holding Corp.	1,050,005	363,512
China Life Insurance Co. Ltd.	326,186	284,171
China Steel Corp.	876,084	727,283
China Synthetic Rubber Corp.	103,000	106,696
Chroma ATE, Inc.	40,760	101,144
Chunghwa Telecom Co. Ltd.	466,268	1,490,148
Compal Electronics, Inc.	173,822	144,403
CTBC Financial Holding Co. Ltd.	735,180	487,989
Delta Electronics, Inc.	67,268	423,885
E Ink Holdings, Inc.*	244,000	112,308
E. Sun Financial Holding Co. Ltd.	408,302	249,650
Eva Airways Corp.*	473,409	347,164
Far Eastern Department Stores Ltd.	349,405	294,977
Far Eastern New Century Corp.	198,566	204,680
Far EasTone Telecommunications Co. Ltd.	193,000	465,602
First Financial Holding Co. Ltd.	370,872	220,239
Formosa Chemicals & Fibre Corp.	352,064	806,122
Formosa Petrochemical Corp.	215,670	471,927
Formosa Plastics Corp.	431,142	1,044,540
Foxconn Technology Co. Ltd.	88,654	237,701
Fubon Financial Holding Co. Ltd.	342,002	613,053
Giant Manufacturing Co. Ltd.	53,661	517,671
Great Wall Enterprise Co. Ltd.	353,390	296,261
Hon Hai Precision Industry Co. Ltd.	444,131	1,300,034
Hotai Motor Co. Ltd.	56,000	864,031
HTC Corp.*	64,485	287,011
Hua Nan Financial Holdings Co. Ltd.	599,757	342,648
Innolux Corp.	625,200	311,489
Kenda Rubber Industrial Co. Ltd.	74,941	146,618
Kerry TJ Logistics Co. Ltd.	140,000	174,234
Largan Precision Co. Ltd.	5,000	429,840
Lite-On Technology Corp.	157,647	203,934
Macronix International*	737,684	179,380
MediaTek, Inc.	53,460	722,018
Mega Financial Holding Co. Ltd.	469,563	388,963
Microbio Co. Ltd.*	346,319	289,291
Nan Kang Rubber Tire Co. Ltd.	323,776	316,626

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Nan Ya Plastics Corp.	388,893	$862,417
Novatek Microelectronics Corp.	29,246	150,937
Pegatron Corp.	123,133	332,218
POU Chen Corp.	404,547	565,272
Powertech Technology, Inc.*	68,528	117,768
President Chain Store Corp.	73,648	553,549
Quanta Computer, Inc.	148,319	357,992
Realtek Semiconductor Corp.	32,222	102,629
Ruentex Development Co. Ltd.	159,499	244,481
Ruentex Industries Ltd.	97,461	213,261
Shin Kong Financial Holding Co. Ltd.	934,881	265,549
Siliconware Precision Industries Co. Ltd.	177,350	293,846
Simplo Technology Co. Ltd.	29,766	149,619
SinoPac Financial Holdings Co. Ltd.	494,871	206,280
Solar Applied Materials Technology Co.	221,773	187,056
Standard Foods Corp.	98,023	252,343
Synnex Technology International Corp.	79,889	107,810
Tainan Spinning Co. Ltd.	653,517	339,061
Taishin Financial Holding Co. Ltd.	433,242	183,863
Taiwan Cement Corp.	281,562	396,274
Taiwan Cooperative Financial Holding Co. Ltd.	447,423	226,417
Taiwan Fertilizer Co. Ltd.	79,000	136,887
Taiwan Glass Industry Corp.	334,319	240,696
Taiwan Mobile Co. Ltd.	153,200	535,610
Taiwan Semiconductor Manufacturing Co. Ltd.	644,814	2,996,813
Teco Electric & Machinery Co. Ltd.	148,000	140,658
TPK Holding Co. Ltd.	24,325	169,629
Transcend Information, Inc.	57,719	204,355
Tripod Technology Corp.	100,278	201,687
TSRC Corp.	118,629	126,704
TTY Biopharm Co. Ltd.	70,713	144,709
Tung Ho Steel Enterprise Corp.	224,381	169,665
Unimicron Technology Corp.	210,000	135,798
Uni-President Enterprises Corp.	477,624	798,197
United Microelectronics Corp.	497,280	246,389
Wei Chuan Foods Corp.	142,000	113,522
Wintek Corp.*(g)	521,484	—
Wistron Corp.	217,270	184,355
WPG Holdings Ltd.	123,613	159,054
Yang Ming Marine Transport Corp.*	564,300	324,328
Yuanta Financial Holding Co. Ltd.	559,418	281,231
Yulon Motor Co. Ltd.	118,053	161,082
Zinwell Corp.	145,074	148,996

		33,521,143

Thailand — 3.0%
Advanced Info Service PCL	203,400	1,481,432
Airports of Thailand PCL	103,200	888,015
Bangkok Bank PCL	77,800	443,357
Bangkok Dusit Medical Services PCL (Class F Stock)	552,000	334,186
Bangkok Expressway PCL	140,400	168,116
Banpu PCL	170,000	154,118
BEC World PCL	175,600	221,254
Big C Supercenter PCL	54,000	381,684
Bumrungrad Hospital PCL	60,600	283,073
Central Pattana PCL	194,800	255,922
Charoen Pokphand Foods PCL	802,800	555,101
CP ALL PCL	389,300	490,513

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
Delta Electronics Thailand PCL	256,600	$593,397
Dynasty Ceramic PCL	1,377,000	266,598
Electricity Generating PCL	63,200	294,247
Glow Energy PCL	112,000	295,144
Hana Microelectronics PCL	494,200	668,248
Home Product Center PCL	635,702	159,219
Indorama Ventures PCL	204,988	163,789
IRPC PCL	1,569,800	207,441
Italian-Thai Development PCL*	756,363	166,195
Jasmine International PCL	1,011,800	178,791
Kasikornbank PCL	49,100	347,007
Krung Thai Bank PCL	682,675	478,334
Minor International PCL	390,000	419,484
Polyplex Thailand PCL*	520,000	155,009
Precious Shipping PCL	223,500	98,219
Pruksa Real Estate PCL	352,400	313,488
PTT Exploration & Production PCL	193,729	648,939
PTT Global Chemical PCL	230,658	370,371
PTT PCL	108,300	1,075,012
Ratchaburi Electricity Generating Holding PCL	114,800	216,088
Robinson Department Store PCL	87,700	128,019
Siam Cement PCL (The)	47,100	738,214
Siam Commercial Bank PCL (The)	65,900	360,486
Sino-Thai Engineering & Construction PCL	241,114	157,828
Thai Beverage PCL	1,633,000	909,178
Thai Oil PCL	115,400	184,413
Thai Union Frozen Products PCL	464,080	286,663
Thanachart Capital PCL	163,100	174,177
TMB Bank PCL	4,177,900	382,610
Total Access Communication PCL, NVDR	125,600	315,712
True Corp. PCL*	1,917,129	736,451

		17,145,542

Togo — 0.1%
Ecobank Transnational, Inc.*	3,160,859	285,835

Tunisia — 0.3%
Banque de Tunisie	35,086	194,843
Banque International Arabe de Tunis	4,000	166,394
Carthage Cement*	243,083	237,353
Ennakl Automobiles(g)	35,000	184,897
One Tech Holding(g)	81,000	324,546
Poulina Group(g)	97,463	268,630
Societe D’Articles Hygieniques SA	23,851	143,650
Societe Moderne de Ceramiques	122,700	192,267

		1,712,580

Turkey — 2.9%
Akbank TAS	288,666	846,809
Akcansa Cimento A/S	45,400	305,139
Akenerji Elektrik Uretim A/S*	—	—
Anadolu Efes Biracilik Ve Malt Sanayii A/S*	64,500	537,982
Arcelik A/S	75,195	433,193
Aygaz A/S	36,700	133,842
Bagfas Bandirma Gubre Fabrikalari A/S*	4,600	23,489
BIM Birlesik Magazalar A/S	53,500	947,839
Cimsa Cimento Sanayi VE Ticaret A/S	51,900	305,034
Coca-Cola Icecek A/S	25,900	437,366
Dogan Sirketler Grubu Holding A/S*	491,426	115,017
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	460,000	520,687

	Shares	Value
COMMON STOCKS (Continued)
Turkey (cont’d.)
Enka Insaat ve Sanayi A/S	100,009	$199,851
Eregli Demir ve Celik Fabrikalari TAS	740,523	1,150,898
Ford Otomotiv Sanayi A/S*	15,400	198,359
Gubre Fabrikalari TAS	81,600	200,611
Haci Omer Sabanci Holding A/S	227,888	803,694
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	416,822	269,134
KOC Holding A/S	117,864	536,119
Koza Altin Isletmeleri A/S	19,000	205,577
Koza Anadolu Metal Madencilik Isletmeleri A/S*	105,000	84,712
Migros Ticaret A/S*	11,500	92,018
Petkim Petrokimya Holding A/S	94,373	125,386
Sekerbank TAS*	176,894	113,628
TAV Havalimanlari Holding A/S*	56,300	470,380
Tekfen Holding A/S*	97,996	176,766
Tofas Turk Otomobil Fabrikasi A/S	30,800	186,299
Trakya Cam Sanayii A/S	123,389	139,858
Tupras Turkiye Petrol Rafinerileri A/S	46,000	1,089,815
Turk Hava Yollari Anonim Ortakligi*	149,826	494,251
Turk Telekomunikasyon A/S	169,400	449,115
Turk Traktor ve Ziraat Makineleri A/S	11,000	327,059
Turkcell Iletisim Hizmetleri AS*	285,400	1,463,840
Turkiye Garanti Bankasi A/S	315,200	1,027,895
Turkiye Halk Bankasi A/S	128,500	632,791
Turkiye Is Bankasi (Class C Stock)	210,062	472,757
Turkiye Sinai Kalkinma Bankasi A/S	196,021	149,729
Turkiye Sise ve Cam Fabrikalari A/S	214,713	264,811
Turkiye Vakiflar Bankasi TAO (Class D Stock)	200,600	327,393
Ulker Biskuvi Sanayi A/S	20,000	149,781
Yapi ve Kredi Bankasi A/S	125,948	193,051
Yazicilar Holding A/S (Class A Stock)	31,700	263,066

		16,865,041

Ukraine — 0.2%
Astarta Holding NV*	18,331	102,519
Avangardco Investments Public Ltd., GDR, RegS	34,861	95,868
Kernel Holding SA*	88,440	858,313
MHP SA, GDR, RegS	38,760	364,204

		1,420,904

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	398,100	699,709
Abu Dhabi National Hotels PJSC(g)	539,686	377,629
Air Arabia PJSC	1,205,600	464,757
Aldar Properties PJSC	488,381	314,064
Amlak Finance PJSC*(g)	67,000	—
Arabtec Holding Co. PJSC*	1,150,718	709,819
DP World Ltd	81,870	1,768,392
Dubai Financial Market PJSC	451,700	184,315
Emaar Properties PJSC	652,520	1,167,605
First Gulf Bank PJSC	248,250	985,944
National Bank of Abu Dhabi PJSC	282,073	913,291
National Central Cooling Co. PJSC	256,200	74,994
Union National Bank PJSC	278,561	427,864

		8,088,383

United Kingdom — 0.3%
Evraz PLC	93,700	260,124

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Ferrexpo PLC	324,000	$303,931
KAZ Minerals PLC*	297,430	944,691

		1,508,746

United States — 0.1%
Tsakos Energy Navigation Ltd.	47,900	391,822

TOTAL COMMON STOCKS (cost $582,524,228)		532,654,199

PREFERRED STOCKS — 2.7%
Brazil — 2.1%
AES Tiete SA (PRFC)	53,100	285,835
Alpargatas SA (PRFC)	132,800	407,777
Banco Bradesco SA (PRFC)	78,456	728,377
Bradespar SA (PRFC)	17,000	56,302
Centrais Eletricas Brasileiras SA (PRFC B)	74,900	161,227
Cia Brasileira de Distribuicao (PRFC)	10,195	304,903
Cia Energetica de Sao Paulo (PRFC B)	33,500	249,816
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC)	49,900	152,442
Gerdau SA (PRFC)	89,000	283,602
Itau Unibanco Holding SA (PRFC), ADR	104,718	1,158,181
Itausa - Investimentos Itau SA (PRFC)	316,100	991,418
Klabin SA (PRFC)	199,000	229,456
Lojas Americanas SA (PRFC)	89,708	463,782
Marcopolo SA (PRFC)	174,800	126,518
Metalurgica Gerdau SA (PRFC)	28,800	98,540
Oi SA (PRFC)*	176,777	282,484
Petroleo Brasileiro SA (PRFC)	84,500	259,466
Petroleo Brasileiro SA (PRFC), ADR	372,300	2,267,307
Randon Participacoes SA (PRFC)	74,125	77,341
Suzano Papel e Celulose SA (PRFC A)	65,025	301,537
Telefonica Brasil SA (PRFC)	89,141	1,377,523
Usinas Siderurgicas de Minas Gerais SA (PRFC A)*	40,200	63,105
Vale SA (PRFC)	55,300	268,222
Vale SA (PRFC), ADR	308,900	1,498,165

		12,093,326

Colombia — 0.2%
Avianca Holdings SA (PRFC)	99,000	138,981
Banco Davivienda SA (PRFC)	13,400	131,423
Cementos Argos SA (PRFC)	55,624	177,569
Grupo Argos SA (PRFC)	43,992	285,271
Grupo Aval Acciones y Valores (PRFC)	587,100	263,066

		996,310

Croatia — 0.2%
Adris Grupa dd (PRFC)(g)	23,901	1,122,827

Philippines
Ayala Land, Inc. (PRFC)(g)	1,180,500	—

Russia — 0.2%
AK Transneft OAO (PRFC)*	250	534,212
Surgutneftegas OAO (PRFC)	1,131,000	863,088

		1,397,300

Togo
Ecobank Transnational, Inc. (PRFC)*(g)	130,579	—

TOTAL PREFERRED STOCKS (cost $31,152,600)		15,609,763

	Units	Value
RIGHTS(l)*
Bulgaria
Industrial Holding Bulgaria PLC, expiring 04/09/15 (cost $0)	72,512	$80

WARRANTS(l)* — 2.8%
Egypt — 1.4%
Alexandria Mineral Oils Co., expiring 11/24/17(g)	42,100	276,276
Arab Cotton Ginning, expiring 11/24/17	212,570	91,976
Commercial International Bank, expiring 11/24/17	300,350	2,216,583
Eastern Co., expiring 11/24/17	28,798	780,327
EFG - Hermes Holdings SAE, expiring 11/24/17	185,270	385,514
Egyptian Kuwaiti Holding Co., expiring 11/24/17	393,891	232,396
ElSwedy Electric Co., expiring 11/27/17	65,311	411,469
Ezz Steel, expiring 11/24/17	233,320	422,171
Juhayna Food Industries, expiring 11/20/17	442,350	527,795
Maridive & Oil Services SAE, expiring 11/24/17	315,125	157,563
Orascom Telecom Media & Technology, expiring 02/04/16	1,745,300	261,795
Oriental Weavers, expiring 11/24/17	296,855	416,472
Palm Hills Developments SAE, expiring 11/24/17	280,600	147,901
Pioneers Holding, expiring 11/24/17	195,200	277,950
Sidi Kerir Petrochemicals Co., expiring 11/24/17	197,377	387,932
Telecom Egypt, expiring 11/24/17	241,812	354,468
TMG Holding, expiring 11/24/17	472,462	647,353

		7,995,941

Malaysia
Malaysian Resources Corp. Bhd, expiring 09/16/18	1	—

Saudi Arabia — 0.7%
Al Rajhi Bank, expiring 01/22/18	18,308	280,479
Al Tayyar Travel Group, expiring 07/02/15	11,916	320,525
Alinma Bank, expiring 01/22/18	31,000	182,280
Almarai Co., expiring 07/31/17	8,389	194,541
Banque Saudi Fransi, expiring 01/22/18	28,033	249,494
Etihad Etisalat Co., expiring 11/20/17	16,920	171,992
Fawaz Abdulaziz Alhokair & Co., expiring 03/20/17	6,400	164,864
Jarir Marketing Co., expiring 05/04/15	3,025	177,237
Mobile Telecommunications Co. KSC, expiring 05/04/15	23,975	68,836
National Industrialization, expiring 05/04/15	23,850	147,954
Riyad Bank, expiring 11/20/17	58,000	260,073
Samba Financial Group, expiring 06/29/17	31,555	215,837
Saudi Arabian Amiantit Co., expiring 05/11/15	21,300	71,093
Saudi Arabian Fetilizer Co., expiring 05/11/15	3,466	138,470
Saudi Arabian Mining Co., expiring 05/11/15	21,900	221,505
Saudi Basic Industries Corp., expiring 01/22/18	15,800	336,698
Saudi Cement Co., expiring 08/10/15	4,700	112,391
Saudi International Petrochemical Co., expiring 01/22/18	17,830	135,865

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Units	Value
WARRANTS(l)* (Continued)
Saudi Arabia (cont’d.)
Saudi Telecom Co., expiring 05/11/15	18,300	$306,228
Savola, expiring 02/06/17	14,900	271,478
Yamama Cement Co., expiring 01/22/18	12,750	152,745

		4,180,585

Thailand
Minor International PCL, expiring 11/25/17	19,500	2,565

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC, expiring 10/14/16	203,690	332,808
Bao Viet Holdings, expiring 10/15/19	75,570	120,308
Danang Rubber JSC, expiring 06/03/19	50,400	141,939
Development Investment Construction JSC, expiring 07/27/15	176,962	98,850
Gemadept Corp., expiring 11/18/19	125,667	159,113
HAGL JSC, expiring 08/27/19	216,640	206,732
Hoa Phat Group JSC, expiring 02/24/20	153,699	315,518
Masan Group Corp., expiring 07/07/16	184,900	662,743
Masan Group Corp., expiring 12/12/18	52,000	186,384
PetroVietnam Construction JSC, expiring 05/20/16.	368,677	77,228
PetroVietnam Drilling & Well Services JSC, expiring 09/06/16	82,606	172,268
PetroVietnam Fertilizer & Chemicals JSC, expiring 11/25/19	95,000	129,128
PetroVietnam Gas JSC, expiring 06/03/19	88,200	270,974
PetroVietnam Technical Service JSC, expiring 06/24/19	134,600	141,602
Pha Lai Thermal Power JSC, expiring 11/07/18	130,900	139,537
Saigon Thuong Tin Commercial JSB, expiring 06/03/19	126,700	110,289
Vietnam Construction and Import-Export JSC, expiring 11/18/19	417,000	242,639
Vietnam Joint Stock Commercial Bank for Industry & Trade, expiring 10/27/16	511,134	411,620
Vingroup JSC, expiring 07/31/19	97,091	212,418

		4,132,098

TOTAL WARRANTS (cost $17,745,399)		16,311,189

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BOND
India
NTPC Ltd., First Lien 8.490%	03/25/25	INR 36,650	74,435

(cost $79,221)
TOTAL LONG-TERM INVESTMENTS (cost $631,501,448)			564,649,666

	Shares	Value
SHORT-TERM INVESTMENT — 1.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $10,754,331; includes $6,713,580 of cash collateral for securities on loan)(b)(w)	10,754,331	$10,754,331

TOTAL INVESTMENTS — 100.6% (cost $642,255,779)		575,403,997
Liabilities in excess of other assets — (0.6)%		(3,696,085)

NET ASSETS — 100.0%		$571,707,912

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,305,284; cash collateral of $6,713,580 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$4,121,474	$—	$—
Bahrain	—	3,787,410	—
Belgium	121,205	—	—
Botswana	2,471,570	1,337,955	830,795
Brazil	19,868,398	—	—
Bulgaria	1,223,012	45,015	—
Chile	17,806,317	—	—
China	6,796,233	43,014,187	1,205,252
Colombia	7,082,088	—	—
Croatia	1,325,736	1,569,851	—
Czech Republic	949,068	6,131,883	—
Egypt	754,820	—	—
Estonia	2,687,384	1,317,508	68,386
Ghana	412,809	1,976,074	—
Greece	1,574,948	5,728,850	—
Hong Kong	—	1,594,660	—
Hungary	—	7,978,938	—
India	10,035,537	23,226,791	—
Indonesia	152,007	17,361,088	—
Jordan	2,823,250	1,082,580	324,522
Kazakhstan	3,681,986	—	—
Kenya	4,280,531	199,001	—
Kuwait	2,185,925	5,572,095	—
Latvia	305,662	136,634	93,823
Lebanon	1,781,021	—	—
Lithuania	846,752	188,569	—
Luxembourg	448,658	—	—
Malaysia	3,894,342	12,221,536	117,546
Mauritius	3,947,977	—	114,298
Mexico	33,102,826	—	—
Monaco	365,096	—	—
Morocco	2,434,349	1,947,454	—
Netherlands	243,551	—	—
Nigeria	1,419,496	2,929,927	—
Oman	428,923	3,709,343	—
Pakistan	2,560,415	1,497,706	—
Panama	1,625,617	—	—
Peru	6,382,401	—	235,734
Philippines	2,170,805	13,127,913	—
Poland	3,864,698	12,197,074	—
Qatar	332,059	8,031,867	—
Romania	2,223,097	1,932,613	—
Russia	22,532,277	11,073,434	—
Slovenia	3,865,497	88,041	—
South Africa	3,596,082	27,694,549	—
South Korea	2,627,603	34,688,172	—
Sri Lanka	2,865,732	1,115,895	—
Taiwan	437,843	33,083,300	—
Thailand	13,910,470	3,235,072	—
Togo	285,835	—	—
Tunisia	1,475,227	237,353	—
Turkey	—	16,865,041	—
Ukraine	460,072	960,832	—

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3
United Arab Emirates	$1,768,392	$5,942,362	$377,629
United Kingdom	—	1,508,746	—
United States	391,822	—	—
Preferred Stocks
Brazil	12,093,326	—	—
Colombia	711,039	285,271	—
Croatia	1,122,827	—	—
Philippines	—	—	—
Russia	—	1,397,300	—
Togo	—	—	—
Rights
Bulgaria	—	—	80
Warrants
Egypt	—	7,995,941	—
Malaysia	—	—	—
Saudi Arabia	—	4,180,585	—
Thailand	—	2,565	—
Vietnam	—	4,132,098	—
Corporate Bond:
India	—	—	74,435
Affiliated Money Market Mutual Fund	10,754,331	—	—

Total	$237,630,418	$334,331,079	$3,442,500

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$14,190,510	L1 to L2	Official Close to Model Price
Common Stocks	$21,258,920	L2 to L1	Model Price to Official Close

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 were as follows (unaudited):

Banks	17.8%
Oil, Gas & Consumable Fuels	8.9
Wireless Telecommunication Services	6.6
Metals & Mining	4.7
Diversified Telecommunication Services	3.6
Food Products	3.6
Industrial Conglomerates	3.3
Electric Utilities	3.1
Construction Materials	2.7
Chemicals	2.6
Food & Staples Retailing	2.5
Beverages	2.1
Real Estate Management & Development	1.9
Affiliated Money Market Mutual Fund (1.2% represents investments purchased with collateral from securities on loan)	1.9
Pharmaceuticals	1.9
Independent Power & Renewable Electricity Producers	1.8
Insurance	1.7
Internet Software & Services	1.6
Transportation Infrastructure	1.6
Automobiles	1.6
Construction & Engineering	1.5
Electronic Equipment, Instruments & Components	1.5
Technology Hardware, Storage & Peripherals	1.4
Diversified Financial Services	1.3
Hotels, Restaurants & Leisure	1.3
IT Services	1.2
Media	1.2
Semiconductors & Semiconductor Equipment	1.1
Multiline Retail	0.9
Airlines	0.9
Tobacco	0.9
Marine	0.8

Textiles, Apparel & Luxury Goods	0.8%
Health Care Providers & Services	0.8
Specialty Retail	0.8
Machinery	0.7
Household Durables	0.6
Capital Markets	0.6
Electrical Equipment	0.5
Trading Companies & Distributors	0.5
Household Products	0.5
Auto Components	0.5
Consumer Finance	0.4
Gas Utilities	0.4
Personal Products	0.3
Paper & Forest Products	0.3
Water Utilities	0.3
Real Estate Investment Trusts (REITs)	0.3
Software	0.3
Diversified Consumer Services	0.3
Aerospace & Defense	0.2
Energy Equipment & Services	0.2
Thrifts & Mortgage Finance	0.2
Building Products	0.2
Air Freight & Logistics	0.2
Communications Equipment	0.2
Containers & Packaging	0.2
Internet & Catalog Retail	0.2
Multi-Utilities	0.1
Health Care Equipment & Supplies	0.1
Leisure Products	0.1
Road & Rail	0.1
Distributors	0.1
Commercial Services & Supplies	0.1

100.6
Liabilities in excess of other assets	(0.6)

100.0%

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 106.1%
ASSET-BACKED SECURITIES — 1.3%

Non-Residential Mortgage-Backed Securities — 0.6%
EFS Volunteer LLC, Series 2010-1, Class A1, 144A	1.106%	(c)	10/26/26		620	$622,672
MOTOR PLC (United Kingdom), Series 2015-1A, Class A1, 144A(g)	0.804%	(c)	06/25/22		4,000	3,998,957
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 144A	1.360%	(c)	12/15/28		900	904,356

						5,525,985

Residential Mortgage-Backed Securities — 0.7%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class M1	1.116%	(c)	09/25/34		1,123	1,027,897
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE7, Class 1A1	1.171%	(c)	10/25/37		2,875	2,685,071
Carrington Mortgage Loan Trust, Series 2007-HE1, Class A1	0.271%	(c)	06/25/37		164	163,370
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	0.868%	(c)	07/25/32		3	2,214
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	0.908%	(c)	08/25/32		98	85,947
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	0.291%	(c)	07/25/37		784	519,451
First NLC Trust, Series 2007-1, Class A1, 144A	0.241%	(c)	08/25/37		1,610	911,242
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	0.531%	(c)	11/25/34		130	110,336
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	0.301%	(c)	05/25/37		1,155	805,868

						6,311,396

TOTAL ASSET-BACKED SECURITIES (cost $13,339,314)						11,837,381

BANK LOAN(c) — 0.3%

Health Care Providers & Services
HCA, Inc., Term Loan A-2, (cost $3,196,395)	2.669%		05/02/16		3,200	3,194,285

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
BAMLL Commercial Mortgage Securities Trust 2015-ASHF, Series 2015-ASHF, Class A, 144A	1.394%	(c)	01/15/28		4,600	4,600,160
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A	3.156%		07/10/46		2,455	2,468,604
Hercules Eclipse PLC (United Kingdom), Series 2006-4, Class A	0.805%	(c)	10/25/18	GBP	3,677	5,389,628
Morgan Stanley Capital I Trust 2015-XLF1, Series 2015-XLF1, Class A, 144A	1.400%	(c)	08/13/16		4,700	4,698,496
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4FL, 144A	0.323%	(c)	10/15/48		4,367	4,330,818

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $21,685,465)						21,487,706

CORPORATE OBLIGATIONS — 40.9%

Airlines
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	9.750%		07/15/18		237	263,557

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)

Automobiles — 0.2%
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	4.600%		04/12/16		1,700	$1,757,630

Banks — 14.8%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.500%		01/20/16	EUR	4,900	5,374,078
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	1.857%	(c)	01/19/16		7,000	7,035,000
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.750%		09/22/15		4,500	4,550,625
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16		2,000	2,134,498
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19		400	482,794
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.400%		08/28/17		400	443,331
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18		3,800	4,346,660
Bank of America NA, Sub. Notes	0.551%	(c)	06/15/16		2,400	2,391,029
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A(g)	0.811%	(c)	03/05/18		5,000	5,007,080
Citigroup, Inc., Sub. Notes	0.534%	(c)	06/09/16		5,000	4,969,740
Credit Agricole SA (France), Sr. Unsec’d. Notes, MTN, 144A	0.842%	(c)	06/02/17		2,000	2,000,290
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	3.200%		04/03/17		900	932,502
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes, MTN	1.570%		02/14/18	JPY	500,000	4,015,663
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	0.890%		06/16/15	JPY	100,000	830,967
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	2.000%		09/15/15		2,000	2,003,320
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	2.375%		05/25/16		900	903,213
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	5.500%		05/25/16		500	518,950
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	5.500%		06/26/17		500	532,500
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(g)	0.897%	(c)	05/15/18		500	502,299
HSBC USA, Inc., Sr. Unsec’d. Notes	0.711%	(c)	03/03/17		9,000	8,999,793
JPMorgan Chase & Co., Sr. Unsec’d. Notes	1.209%	(c)	01/23/20		3,100	3,147,204
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19		200	232,327
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	0.881%	(c)	02/26/16		1,600	1,604,146
JPMorgan Chase Bank NA, Sub. Notes	4.375%	(c)	11/30/21	EUR	1,700	1,928,184
JPMorgan Chase Bank NA, Sub. Notes	6.000%		10/01/17		2,400	2,656,426
Kookmin Bank (South Korea), Sr. Unsec’d. Notes, RegS	1.502%	(c)	10/11/16		1,000	1,009,760
Korea Exchange Bank (South Korea), Sr. Unsec’d. Notes, RegS	1.750%		09/27/15		6,000	6,018,120
Macquarie Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A(g)	0.886%	(c)	10/27/17		1,250	1,249,967
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	0.717%	(c)	09/25/17		1,400	1,397,129
Nykredit Realkredit AS (Denmark), Covered Bonds	2.000%		04/01/15	DKK	75,500	10,865,420
Nykredit Realkredit AS (Denmark), Covered Bonds	2.000%		10/01/15	DKK	74,200	10,803,729
Realkredit Danmark A/S (Denmark), Covered Bonds	2.000%		01/01/16	DKK	149,700	21,889,746
Santander Bank NA, Sr. Unsec’d. Notes	1.182%	(c)	01/12/18		2,000	2,000,534
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	1.350%		07/18/15		800	801,872
Wells Fargo & Co., Sr. Unsec’d. Notes	1.250%		07/20/16		11,700	11,764,467
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	0.562%	(c)	06/02/17		2,200	2,199,846

						137,543,209

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)

Building Products — 0.9%
CRH America, Inc. (Ireland), Gtd. Notes	4.125%		01/15/16		8,000	$8,177,200

Capital Markets — 2.3%
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	1.416%	(c)	04/23/20		9,800	9,924,568
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		01/18/18		1,000	1,113,473
Macquarie Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	4.875%		08/10/17		940	1,006,379
Morgan Stanley, Sr. Unsec’d. Notes	3.450%		11/02/15		800	812,361
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.750%		10/18/16		3,000	3,200,775
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%		04/28/15		2,400	2,407,910
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	0.897%	(c)	08/14/19		2,700	2,716,049

						21,181,515

Consumer Finance — 3.7%
Ally Financial, Inc. (original cost $5,200,000; purchased 03/10/14)(f)	2.500%		03/15/17		5,200	5,130,807
Ally Financial, Inc., Gtd. Notes	5.500%		02/15/17		2,100	2,184,000
American Express Credit Corp., Sr. Unsec’d. Notes	0.565%	(c)	09/22/17		1,200	1,196,960
American Express Credit Corp., Sr. Unsec’d. Notes	0.820%	(c)	03/18/19		1,500	1,499,286
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18		7,200	7,324,589
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	7.000%		04/15/15		3,800	3,807,003
General Motors Financial Co., Inc., Gtd. Notes	3.000%		09/25/17		4,900	4,991,875
HSBC Finance Corp., Sr. Unsec’d. Notes	0.664%	(c)	06/01/16		3,100	3,095,443
Navient Corp., Sr. Unsec’d. Notes, MTN	5.000%		04/15/15		500	500,000
Navient Corp., Sr. Unsec’d. Notes, MTN	6.250%		01/25/16		914	941,420
Springleaf Finance Corp., Gtd. Notes, MTN	6.900%		12/15/17		1,200	1,278,000
Synchrony Financial, Sr. Unsec’d. Notes	1.486%	(c)	02/03/20		2,500	2,511,597

						34,460,980

Diversified Financial Services — 2.9%
Doric Nimrod Air Finance Alpha Ltd., Class A, Pass-Through Trust (Guernsey), Pass-Through Certificates, 144A	5.125%		11/30/24		874	927,208
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20		390	428,312
Lehman Brothers Holdings, Inc., MTN(d)(g)	3.011%		12/23/10		4,200	598,500
Nordea Kredit Realkreditaktieselskab (Denmark), Covered Bonds	2.000%		10/01/15	DKK	145,000	21,112,408
ORIX Corp. (Japan), Sr. Unsec’d. Notes	5.000%		01/12/16		4,000	4,112,360

						27,178,788

Diversified Telecommunication Services — 2.9%
BellSouth Corp., Gtd. Notes, 144A(g)	4.182%		04/26/21		9,200	9,218,970
KT Corp. (South Korea), Sr. Unsec’d. Notes, 144A	1.750%		04/22/17		2,500	2,502,545
SK Broadband Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	2.875%		10/29/18		1,000	1,016,460
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.801%	(c)	09/15/16		5,000	5,080,580
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.020%	(c)	09/14/18		8,000	8,344,224

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)

Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500%		09/15/16		300	$306,385

						26,469,164

Electric Utilities — 0.9%
Duke Energy Corp., Sr. Unsec’d. Notes	1.625%		08/15/17		4,500	4,548,613
Duke Energy Corp., Sr. Unsec’d. Notes	2.150%		11/15/16		2,000	2,040,012
Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A	2.500%		08/15/15		1,500	1,507,566

						8,096,191

Energy Equipment & Services — 0.4%
Colorado Interstate Gas Co. LLC, Gtd. Notes	6.800%		11/15/15		200	206,874
Transocean, Inc., Gtd. Notes	4.950%		11/15/15		3,329	3,387,257

						3,594,131

Food & Staples Retailing — 0.1%
Woolworths Ltd. (Australia), Gtd. Notes, 144A(g)	2.550%		09/22/15		623	628,437

Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., Sr. Unsec’d. Notes	5.125%		01/12/17		1,599	1,698,109

Health Care Providers & Services — 1.3%
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes	6.875%		07/15/17		4,500	4,938,750
HCA, Inc., Sr. Sec’d. Notes	3.750%		03/15/19		6,900	6,992,736

						11,931,486

Hotels, Restaurants & Leisure — 0.8%
Intercontinental Hotels Group PLC (United Kingdom), Gtd. Notes, MTN	6.000%		12/09/16	GBP	3,400	5,416,563
MGM Resorts International, Gtd. Notes	6.625%		07/15/15		1,805	1,823,050
MGM Resorts International, Gtd. Notes	6.875%		04/01/16		200	208,000

						7,447,613

Household Durables — 1.3%
D.R. Horton, Inc., Gtd. Notes	6.500%		04/15/16		2,500	2,618,750
Lennar Corp., Gtd. Notes	5.600%		05/31/15		9,195	9,217,987

						11,836,737

Industrial Conglomerates — 1.3%
3M Co., Sr. Unsec’d. Notes, MTN	0.281%	(c)	11/09/18	EUR	11,000	11,850,057

Internet Software & Services — 0.1%
eBay, Inc., Sr. Unsec’d. Notes	0.735%	(c)	08/01/19		900	884,078

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.300%		02/15/22		3,000	3,076,104

Metals & Mining — 0.3%
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A(g)	2.050%		10/23/15		3,000	3,012,600

Oil, Gas & Consumable Fuels — 3.1%
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A(g)	4.000%		07/15/15		1,150	1,159,344

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Kinder Morgan, Inc., Gtd. Notes	7.000%		06/15/17		3,300	$3,640,029
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, RegS	4.000%		10/27/16		5,200	5,409,529
Petrobras Global Finance BV (Brazil), Gtd. Notes	1.881%	(c)	05/20/16		500	472,550
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.603%	(c)	03/17/17		2,200	2,023,780
Petrobras Global Finance BV (Brazil), Gtd. Notes	3.250%		03/17/17		5,600	5,166,000
Petrobras Global Finance BV (Brazil), Gtd. Notes	3.875%		01/27/16		700	686,616
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.750%		01/20/20		300	278,274
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.250%		03/17/24		200	188,560
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.875%		03/15/19		1,100	1,119,756
Reliance Holdings USA, Inc. (India), Sr. Unsec’d. Notes, RegS	4.500%		10/19/20		300	320,183
Southwestern Energy Co., Sr. Unsec’d. Notes	3.300%		01/23/18		4,000	4,076,732
Southwestern Energy Co., Sr. Unsec’d. Notes	4.050%		01/23/20		400	413,342
Southwestern Energy Co., Sr. Unsec’d. Notes	4.100%		03/15/22		900	885,645
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A(g)	6.000%		09/15/17		2,200	2,428,415
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	3.650%		03/05/25		400	396,402

						28,665,157

Paper & Forest Products — 0.5%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400%		11/01/20		2,800	3,194,383
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A(g)	2.539%		11/15/19		1,700	1,723,525

						4,917,908

Pharmaceuticals — 0.9%
Actavis Funding SCS, Gtd. Notes	1.341%	(c)	03/12/18		800	805,050
Actavis Funding SCS, Gtd. Notes	1.516%	(c)	03/12/20		2,400	2,432,594
Actavis Funding SCS, Gtd. Notes	2.450%		06/15/19		900	903,703
Actavis, Inc., Gtd. Notes	1.875%		10/01/17		600	601,393
Merck & Co., Inc., Sr. Unsec’d. Notes	0.630%	(c)	02/10/20		3,200	3,212,902

						7,955,642

Road & Rail — 0.2%
Hellenic Railways Organization SA (Greece), Gov’t. Gtd. Notes(g)	4.028%		03/17/17	EUR	2,900	2,151,567

Tobacco — 0.1%
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18		1,000	1,005,707

Trading Companies & Distributors — 0.8%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	3.875%		09/27/16		3,300	3,370,316
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.750%		09/01/16		200	212,500
International Lease Finance Corp., Sr. Unsec’d. Notes	4.875%		04/01/15		3,050	3,050,000
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16		500	519,750

						7,152,566

Wireless Telecommunication Services — 0.6%
Sprint Communications, Inc., Sr. Unsec’d. Notes	9.125%		03/01/17		1,700	1,857,250

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)

Wireless Telecommunication Services (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	0.664%	(c)	06/09/17		4,000	$3,993,648

						5,850,898

TOTAL CORPORATE OBLIGATIONS (cost $384,460,064)						378,787,031

FOREIGN GOVERNMENT BONDS — 3.0%
Brazil Letras do Tesouro Nacional (Brazil), Bills	12.632%	(s)	01/01/16	BRL	88,600	25,230,964
Bundesrepublik Deutschland (Germany), Bonds	2.500%		08/15/46	EUR	1,600	2,644,416

TOTAL FOREIGN GOVERNMENT BONDS (cost $32,627,417)						27,875,380

MUNICIPAL BOND — 0.1%

New Jersey
New Jersey Transportation Trust Fund Authority, Revenue Bonds, BABs (cost $503,979)	6.875%		12/15/39		500	549,415

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 19.4%
Banc of America Alternative Loan Trust, Series 2006-2, Class 6A1	5.500%		03/25/21		1,349	1,384,024
Banc of America Alternative Loan Trust, Series 2007-1, Class 1A1	5.813%	(c)	04/25/22		851	848,641
Banc of America Funding Corp., Series 2004-A, Class 1A3	2.621%	(c)	09/20/34		213	210,770
Banc of America Funding Corp., Series 2005-D, Class A1	2.631%	(c)	05/25/35		300	305,463
Banc of America Mortgage Trust, Series 2005-6, Class 1A1	5.500%		07/25/35		490	494,220
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37		1,161	1,082,938
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	2.504%	(c)	04/25/33		65	65,955
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	2.722%	(c)	01/25/34		269	275,844
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	2.882%	(c)	02/25/34		262	255,694
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	3.106%	(c)	11/25/34		2,881	2,763,339
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	2.280%	(c)	08/25/35		294	296,144
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	2.644%	(c)	09/25/35		1,836	1,569,545
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	2.677%	(c)	01/25/36		2,257	1,794,937
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	2.514%	(c)	01/26/36		3,025	2,458,692
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	2.259%	(c)	12/26/46		3,091	2,441,576
Chase Mortgage Finance Corp., Series 2005-S3, Class A10	5.500%		11/25/35		5,900	5,795,015
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	2.230%	(c)	09/25/35		519	522,030
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	1.930%	(c)	09/25/35		129	124,622

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33		68	$72,544
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	0.571%	(c)	08/25/18		20	19,737
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	5.718%	(c)	01/25/34		248	254,551
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	0.514%	(c)	02/25/35		676	607,745
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J9, Class 2A5	5.500%		01/25/35		664	674,314
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	0.461%	(c)	04/25/35		1,034	851,656
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	2.439%	(c)	04/25/35		969	848,398
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	0.511%	(c)	06/25/35		1,292	1,132,173
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	2.179%	(c)	06/25/33		757	742,331
Eurosail PLC (United Kingdom), Series 2007-4X, Class A3(g)	1.510%	(c)	06/13/45	GBP	1,000	1,471,402
Fannie Mae REMICS, Series 1988-22, Class A	1.942%	(c)	08/25/18		1	1,445
Fannie Mae REMICS, Series 1996-39, Class H	8.000%		11/25/23		22	24,737
Fannie Mae REMICS, Series 2004-11, Class A	0.291%	(c)	03/25/34		255	253,619
Fannie Mae REMICS, Series 2006-5, Class 3A2	2.192%	(c)	05/25/35		217	226,294
Fannie Mae REMICS, Series 2007-114, Class A6	0.371%	(c)	10/27/37		11,237	11,093,396
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	6.500%		07/25/43		1,275	1,505,627
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43		811	951,692
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.516%	(c)	07/25/44		1,025	1,046,176
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.316%	(c)	10/25/44		3,615	3,710,178
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.211%	(c)	12/25/36		1,924	1,913,924
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A	2.973%	(c)	06/25/34		224	227,446
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	2.918%	(c)	06/25/34		558	535,295
Government National Mortgage Assoc., Series 1998-15, Class C	6.500%		06/20/28		540	634,266
Government National Mortgage Assoc., Series 2012-H08, Class FB	0.768%	(c)	03/20/62		4,617	4,643,754
Government National Mortgage Assoc., Series 2012-H20, Class PT	1.021%	(c)	07/20/62		14,188	14,354,624
Government National Mortgage Assoc., Series 2012-H27, Class FA	0.568%	(c)	10/20/62		26,641	26,587,346
Government National Mortgage Assoc., Series 2012-H29, Class FA	0.683%	(c)	10/20/62		51,739	51,872,382
GreenPoint Mortgage Funding Trust, Series 2005-AR2, Class A1	0.401%	(c)	06/25/45		413	358,450
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	2.216%	(c)	06/25/34		64	62,535
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	2.727%	(c)	09/25/35		1,141	1,145,010
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	4.793%	(c)	11/25/35		657	590,610

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	2.560%	(c)	04/25/36	2,213	$2,000,780
HarborView Mortgage Loan Trust, Series 2004-6, Class 3A2A	2.665%	(c)	08/19/34	1,058	1,032,584
HomeBanc Mortgage Trust, Series 2005-4, Class A1	0.441%	(c)	10/25/35	625	553,555
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1	2.430%	(c)	11/25/33	426	429,449
JP Morgan Mortgage Trust, Series 2007-A1, Class 3A3	2.582%	(c)	07/25/35	474	474,474
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	1.170%	(c)	10/25/35	947	896,646
NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A2, 144A	7.500%		03/25/34	1,261	1,337,018
NCUA Guaranteed Notes, Series 2010-R2, Class 1A	0.538%	(c)	11/06/17	3,335	3,344,078
Reperforming Loan REMIC Trust, Series 2004-R1, Class 2A, 144A	6.500%		11/25/34	151	158,009
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	2.532%	(c)	01/25/36	135	132,827
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	0.424%	(c)	07/19/35	602	518,155
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	2.443%	(c)	09/25/33	1,694	1,680,500
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A	0.401%	(c)	04/25/45	1,018	959,474
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A	0.491%	(c)	07/25/45	3,181	3,040,371
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	0.461%	(c)	10/25/45	8,275	7,586,931
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1	0.431%	(c)	11/25/45	412	378,056
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	1.118%	(c)	02/25/46	1,163	1,096,178
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	1.118%	(c)	08/25/46	685	573,391
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1	2.618%	(c)	12/25/33	102	102,185
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1	2.620%	(c)	06/25/34	2,269	2,280,901
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR1, Class 2A1	2.610%	(c)	02/25/35	653	639,787

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $182,174,807)					180,318,455

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.1%
Federal Home Loan Mortgage Corp.	2.368%	(c)	01/01/34	41	44,394
Federal Home Loan Mortgage Corp.	2.460%	(c)	12/01/26	10	10,157
Federal Home Loan Mortgage Corp.	2.526%	(c)	07/01/29	29	30,934
Federal National Mortgage Assoc.	2.011%	(c)	01/01/25	4	4,201
Federal National Mortgage Assoc.	2.391%	(c)	12/01/29	29	29,951
Federal National Mortgage Assoc.	2.395%	(c)	04/01/32	8	7,994
Federal National Mortgage Assoc.	3.984%	(c)	04/01/24	8	8,646
Federal National Mortgage Assoc.	4.000%		12/01/41	589	635,927
Federal National Mortgage Assoc.	4.000%		TBA	85,000	90,737,493
Federal National Mortgage Assoc.	4.500%		06/01/39-12/01/41	697	766,296
Federal National Mortgage Assoc.	5.000%		TBA	1,000	1,110,488
Federal National Mortgage Assoc.	5.170%	(c)	03/01/17	18	17,659

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	1.625%	(c)	05/20/24-11/20/29		226	$234,085
Government National Mortgage Assoc.	2.000%	(c)	07/20/17-07/20/24		14	14,264
Government National Mortgage Assoc.	2.500%	(c)	09/20/17		4	4,095

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $93,392,263)						93,656,584

U.S. TREASURY OBLIGATIONS — 28.7%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/18-07/15/22	(h)(k)	147,700	150,878,875
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%		02/15/42		100	104,608
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%		02/15/44		2,300	2,711,320
U.S. Treasury Notes	1.625%		07/31/19	(h)(k)(v)	110,900	112,563,500

TOTAL U.S. TREASURY OBLIGATIONS (cost $263,971,659)						266,258,303

TOTAL LONG-TERM INVESTMENTS (cost $995,351,363)						983,964,540

SHORT-TERM INVESTMENTS — 7.1%

CERTIFICATES OF DEPOSIT — 3.7%
Banco Bilbao Vizcaya Argentaria (Spain)	1.007%	(c)	10/23/15		7,600	7,594,042
Credit Suisse (Switzerland)	0.583%	(c)	08/24/15		19,300	19,301,081
Sumitomo Mitsui Banking Corp. (Japan)	0.573%	(c)	04/29/16		7,600	7,598,176

TOTAL CERTIFICATES OF DEPOSIT (cost $34,508,033)						34,493,299

COMMERCIAL PAPER — 2.6%
Eni Finance USA, Inc. (Italy)(n)	0.526%		05/22/15		5,200	5,197,973
Eni Finance USA, Inc. (Italy)	0.632%		04/10/15		10,000	9,999,930
Entergy Corp.(n)	0.932%		04/21/15		9,000	8,997,606

TOTAL COMMERCIAL PAPER (cost $24,191,748)						24,195,509

FOREIGN TREASURY BILL — 0.5%
Slovenia Ministry of Finance Treasury Bills (Slovenia) (cost $5,327,815)	0.745%		04/09/15		4,200	4,515,648

					Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 0.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,438,007)(w)					2,438,007	2,438,007

					Principal Amount (000)#
U.S. TREASURY OBLIGATION(n)
U.S. Treasury Bills(cost $310,995)	0.010%		05/28/15		311	310,996

TOTAL SHORT-TERM INVESTMENTS (cost $66,776,598)						65,953,459

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 113.2% (cost $1,062,127,961)						1,049,917,999

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN*

Call Options
Euro-Bund Futures,
expiring 05/22/15, Strike Price $160.00	Morgan Stanley	EUR	8,700	$(36,483)
Currency Option USD vs INR,
expiring 06/05/15, @ FX Rate 65.00	JPMorgan Chase		1,100	(3,816)
expiring 07/15/15, @ FX Rate 65.00	JPMorgan Chase		1,100	(8,884)

				(49,183)

Put Options
Euro-bund Futures,
expiring 05/22/15, Strike Price $154.00	Morgan Stanley	EUR	8,700	(6,548)
5 Year U.S. Treasury Notes Futures,
expiring 05/22/15, Strike Price $119.00	Morgan Stanley		19,500	(42,656)
Currency Option USD vs BRL,
expiring 04/23/15, @ FX Rate 3.04	Deutsche Bank AG		1,100	(5,485)
expiring 05/22/15, @ FX Rate 3.02	Deutsche Bank AG		800	(6,374)
Currency Option USD vs INR,
expiring 06/05/15, @ FX Rate 62.00	JPMorgan Chase		1,100	(5,329)
expiring 07/15/15, @ FX Rate 61.50	JPMorgan Chase		1,100	(4,478)
Interest Rate Swap Options,
Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 05/26/15	Deutsche Bank AG		148,700	(43,703)
Receive a fixed rate of 1.85% and pay a floating rate based on 3-month LIBOR, expiring 06/10/15	Morgan Stanley		50,000	(147,315)

				(261,888)

TOTAL OPTIONS WRITTEN (premiums received $542,244)				(311,071)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 113.2% (cost $1,061,585,717)				1,049,606,928
Liabilities in excess of other assets(x) — (13.2)%				(122,509,138)

NET ASSETS — 100.0%				$927,097,790

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post-maturity.

(f)	Indicates a restricted security; the aggregate cost of such security is $5,200,000. The aggregate value of $5,130,807 is approximately 0.6% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.

(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreement.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreements held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
232	5 Year U.S. Treasury Notes	Jun. 2015	$27,822,553	$27,888,937	$66,384
250	10 Year Euro-Bund	Jun. 2015	42,128,159	42,676,502	548,343
301	Euro Schatz DUA Index	Jun. 2015	35,999,473	35,997,855	(1,618)

					613,109

Short Positions:
375	90 Day Euro Dollar	Mar. 2018	91,945,313	91,865,625	79,688
748	90 Day Euro Dollar	Jun. 2018	183,037,442	183,082,350	(44,908)
50	90 Day Sterling	Mar. 2016	9,188,695	9,200,748	(12,053)
988	90 Day Sterling	Jun. 2016	181,123,095	181,586,934	(463,839)
73	10 Year U.S. Treasury Notes	Jun. 2015	9,250,142	9,410,156	(160,014)

					(601,126)

					$11,983

(1) U.S. Treasury Securities with a combined market value of $1,180,908 has been segregated with Morgan Stanley to cover requirements for open contracts at March 31, 2015.

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/02/15	Barclays Capital Group	AUD	1,585	$1,208,156	$1,207,067	$(1,089)
Brazilian Real,
Expiring 04/02/15	BNP Paribas	BRL	5,457	1,747,679	1,709,015	(38,664)
Expiring 04/02/15	Deutsche Bank AG	BRL	8,196	2,830,227	2,566,820	(263,407)
Expiring 04/02/15	Hong Kong & Shanghai Bank	BRL	91,641	31,584,565	28,698,420	(2,886,145)
Expiring 04/02/15	Hong Kong & Shanghai Bank	BRL	4,110	1,399,000	1,287,175	(111,825)
Expiring 04/02/15	JPMorgan Chase	BRL	53,013	18,466,140	16,601,634	(1,864,506)
Expiring 04/02/15	JPMorgan Chase	BRL	3,055	978,195	956,708	(21,487)
Expiring 04/06/15	Credit Suisse First Boston Corp.	BRL	1,919	616,000	600,270	(15,730)
Expiring 04/08/15	Goldman Sachs & Co.	BRL	1,564	501,000	489,044	(11,956)
Expiring 05/05/15	Citigroup Global Markets	BRL	1,919	581,185	595,528	14,343
Expiring 05/05/15	Credit Suisse First Boston Corp.	BRL	20,625	6,438,141	6,401,209	(36,932)
Expiring 05/05/15	Deutsche Bank AG	BRL	1,564	470,059	485,438	15,379
Expiring 05/05/15	JPMorgan Chase	BRL	123,019	37,945,267	38,179,816	234,549
British Pound,
Expiring 04/02/15	Goldman Sachs & Co.	GBP	8,899	13,216,136	13,200,538	(15,598)
Chinese Yuan,
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	2,040,000	1,893,711	(146,289)
Euro,
Expiring 04/02/15	Barclays Capital Group	EUR	2,265	2,529,147	2,435,501	(93,646)
Expiring 04/02/15	BNP Paribas	EUR	1,111	1,247,587	1,194,631	(52,956)
Expiring 04/02/15	Deutsche Bank AG	EUR	424	476,116	455,917	(20,199)
Expiring 04/02/15	UBS AG	EUR	77,185	84,803,160	82,995,159	(1,808,001)
Expiring 05/06/15	UBS AG	EUR	2,270	2,437,889	2,442,024	4,135
Indian Rupee,
Expiring 06/26/15	Goldman Sachs & Co.	INR	33,222	525,407	520,993	(4,414)
Japanese Yen,
Expiring 04/02/15	Citigroup Global Markets	JPY	504,200	4,204,508	4,204,078	(430)

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (cont’d.),
Expiring 04/02/15	Credit Suisse First Boston Corp.	JPY	3,803,200	$31,801,325	$31,711,523	$(89,802)
Expiring 04/02/15	UBS AG	JPY	215,900	1,783,701	1,800,199	16,498
Expiring 05/08/15	BNP Paribas	JPY	1,227,100	10,354,016	10,237,191	(116,825)
Expiring 05/08/15	UBS AG	JPY	890,600	7,433,349	7,429,910	(3,439)
Mexican Peso,
Expiring 04/01/15	BNP Paribas	MXN	43,463	2,888,126	2,849,211	(38,915)
Expiring 05/05/15	BNP Paribas	MXN	10,762	707,680	703,835	(3,845)
Expiring 05/05/15	Citigroup Global Markets	MXN	3,999	260,187	261,539	1,352
Expiring 05/05/15	Citigroup Global Markets	MXN	2,611	174,782	170,763	(4,019)
Expiring 05/05/15	Citigroup Global Markets	MXN	2,133	142,329	139,501	(2,828)
Expiring 05/05/15	Hong Kong & Shanghai Bank	MXN	125	8,000	8,168	168
Expiring 05/05/15	JPMorgan Chase	MXN	4,254	289,978	278,217	(11,761)
Expiring 05/05/15	UBS AG	MXN	42,792	2,915,909	2,798,677	(117,232)
Expiring 05/05/15	Westpac Banking Corp.	MXN	2,707	180,961	177,041	(3,920)
South Korean Won,
Expiring 05/18/15	Credit Suisse First Boston Corp.	KRW	104,630	94,915	94,156	(759)

				$275,280,822	$267,780,627	(7,500,195)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/02/15	BNP Paribas	AUD	3,090	$2,402,704	$2,353,209	$49,495
Brazilian Real,
Expiring 04/02/15	BNP Paribas	BRL	3,210	1,011,000	1,005,224	5,776
Expiring 04/02/15	BNP Paribas	BRL	995	316,000	311,572	4,428
Expiring 04/02/15	Credit Suisse First Boston Corp.	BRL	20,625	6,492,045	6,459,022	33,023
Expiring 04/02/15	Credit Suisse First Boston Corp.	BRL	858	275,000	268,649	6,351
Expiring 04/02/15	Deutsche Bank AG	BRL	10,830	3,519,000	3,391,449	127,551
Expiring 04/02/15	Deutsche Bank AG	BRL	707	227,000	221,438	5,562
Expiring 04/02/15	Deutsche Bank AG	BRL	202	67,000	63,355	3,645
Expiring 04/02/15	JPMorgan Chase	BRL	123,019	38,263,936	38,524,643	(260,707)
Expiring 04/02/15	JPMorgan Chase	BRL	1,109	355,000	347,413	7,587
Expiring 04/02/15	JPMorgan Chase	BRL	372	121,000	116,576	4,424
Expiring 04/02/15	UBS AG	BRL	3,546	1,123,000	1,110,430	12,570
Expiring 04/06/15	Citigroup Global Markets	BRL	1,919	585,816	600,270	(14,454)
Expiring 04/08/15	Deutsche Bank AG	BRL	1,564	473,403	489,044	(15,641)
Expiring 07/02/15	Credit Suisse First Boston Corp.	BRL	60,857	22,296,057	18,536,999	3,759,058
Expiring 07/02/15	Deutsche Bank AG	BRL	61,068	22,509,400	18,601,243	3,908,157
Expiring 07/02/15	Goldman Sachs & Co.	BRL	30,443	11,100,293	9,272,767	1,827,526
Expiring 01/05/16	JPMorgan Chase	BRL	69,800	23,431,468	20,127,048	3,304,420
Expiring 01/05/16	JPMorgan Chase	BRL	18,800	6,558,521	5,421,039	1,137,482
British Pound,
Expiring 04/02/15	Credit Suisse First Boston Corp.	GBP	315	465,775	467,263	(1,488)
Expiring 04/02/15	Deutsche Bank AG	GBP	8,584	13,314,642	12,733,275	581,367
Expiring 05/06/15	Goldman Sachs & Co.	GBP	8,899	13,213,482	13,197,449	16,033
Chinese Yuan,
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	1,882,955	1,893,711	(10,756)
Danish Krone,
Expiring 04/01/15	Hong Kong & Shanghai Bank	DKK	77,023	11,674,130	11,085,011	589,119
Expiring 08/12/15	Citigroup Global Markets	DKK	2,900	445,087	419,201	25,886
Expiring 10/01/15	Hong Kong & Shanghai Bank	DKK	75,706	11,521,317	10,960,180	561,137
Expiring 10/01/15	JPMorgan Chase	DKK	145,000	22,711,254	20,992,090	1,719,164
Expiring 01/04/16	Hong Kong & Shanghai Bank	DKK	152,755	23,318,475	22,192,782	1,125,693
Euro,
Expiring 04/02/15	BNP Paribas	EUR	5,178	5,516,491	5,567,778	(51,287)
Expiring 04/02/15	BNP Paribas	EUR	2,518	2,694,018	2,707,544	(13,526)
Expiring 04/02/15	BNP Paribas	EUR	2,406	2,632,121	2,587,113	45,008

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 04/02/15	BNP Paribas	EUR	2,273	$2,513,211	$2,444,102	$69,109
Expiring 04/02/15	BNP Paribas	EUR	1,661	1,784,944	1,786,033	(1,089)
Expiring 04/02/15	Citigroup Global Markets	EUR	4,709	5,103,215	5,063,474	39,741
Expiring 04/02/15	Citigroup Global Markets	EUR	2,821	3,100,571	3,033,353	67,218
Expiring 04/02/15	Goldman Sachs & Co.	EUR	58,360	66,373,949	62,753,093	3,620,856
Expiring 04/02/15	JPMorgan Chase	EUR	1,059	1,123,830	1,138,717	(14,887)
Expiring 05/06/15	UBS AG	EUR	77,185	84,840,594	83,034,194	1,806,400
Japanese Yen,
Expiring 04/02/15	BNP Paribas	JPY	3,928,600	32,884,202	32,757,123	127,079
Expiring 04/02/15	Deutsche Bank AG	JPY	594,700	4,929,967	4,958,678	(28,711)
Expiring 05/08/15	Credit Suisse First Boston Corp.	JPY	3,803,200	31,814,813	31,728,536	86,277
Mexican Peso,
Expiring 04/01/15	Deutsche Bank AG	MXN	6,829	453,000	447,698	5,302
Expiring 04/01/15	Goldman Sachs & Co.	MXN	20,548	1,359,000	1,347,014	11,986
Expiring 04/01/15	JPMorgan Chase	MXN	16,086	1,041,000	1,054,499	(13,499)
Expiring 05/05/15	Barclays Capital Group	MXN	8,372	562,468	547,539	14,929
Expiring 05/05/15	BNP Paribas	MXN	43,463	2,881,424	2,842,560	38,864
Expiring 05/05/15	BNP Paribas	MXN	14,285	933,801	934,256	(455)
Expiring 05/05/15	BNP Paribas	MXN	10,610	702,207	693,907	8,300
Expiring 05/05/15	Citigroup Global Markets	MXN	5,492	366,000	359,187	6,813
Expiring 05/05/15	Citigroup Global Markets	MXN	2,764	184,000	180,743	3,257
Expiring 05/05/15	Hong Kong & Shanghai Bank	MXN	8,605	566,917	562,778	4,139

				$494,036,503	$469,692,271	24,344,232

						$16,844,037

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)

Exchange-traded swap agreements:
GBP 700	09/18/16	1.500%	3 month LIBOR (1)	$ (10,744)	$ (10,754)	$ (10)
GBP 7,500	10/07/16	1.510%	3 month LIBOR (1)	(68,287)	(74,413)	(6,126)
GBP 12,600	09/16/17	1.500%	3 month LIBOR(1)	(142,342)	(179,064)	(36,722)
MXN 419,600	05/16/16	3.960%	28 day Mexican	—	860	860
			Interbank rate(1)
MXN 264,000	02/03/17	4.035%	28 day Mexican	(50,612)	(42,852)	7,760
			Interbank rate(1)
MXN 584,900	01/13/20	4.925%	28 day Mexican	—	(531,331)	(531,331)
			Interbank rate(1)
MXN 104,300	03/16/22	5.575%	28 day Mexican	—	(57,764)	(57,764)
			Interbank rate(1)
MXN 17,900	08/26/24	5.980%	28 day Mexican	(20,961)	1,553	22,514
			Interbank rate(1)
MXN 60,600	12/31/29	6.060%	28 day Mexican	—	(112,942)	(112,942)
			Interbank rate(1)
74,300	12/17/17	1.500%	3 month LIBOR (1)	(107,735)	(1,252,950)	(1,145,215)
217,600	12/17/19	2.250%	3 month LIBOR (1)	(1,991,961)	(9,035,632)	(7,043,671)

				$(2,392,642)	$(11,295,289)	$(8,902,647)

(1) Portfolio pays the floating rate and receives the fixed rate.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2015(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
BP Capital Markets America	03/20/20	1.000%	EUR	8,000	0.651%	$ 150,099	$ 134,662	$15,437	Citigroup Global Markets
Federal Republic of Brazil	03/20/16	1.000%		6,200	1.152%	(9,704)	(11,360)	1,656	Citigroup Global Markets
Finmeccanica Finance	03/20/19	5.000%	EUR	500	0.955%	86,335	62,107	24,228	Credit Suisse First Boston Corp.
United Mexican States	12/20/19	1.000%		8,300	1.173%	(61,866)	71,017	(132,883)	Bank of America

						$164,864	$256,426	$(91,562)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2015(4)	Fair Value	Upfront Premiums Received	Unrealized Depreciation	Counterparty

Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Lennar Corp.	06/20/15	5.000%	9,200	0.285%	$(113,168)	(36,275)	$(76,893)	BNP Paribas

U.S. Treasury Securities with a combined market value of $3,599,343 and $583,858 have been segregated with Credit Suisse First Boston Corp. and Morgan Stanley, respectively, to cover the requirements for open exchange-traded interest rate swap contracts at March 31, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Reverse Repurchase Agreement outstanding at March 31, 2015:

Broker	Interest Rate	Trade Date	Value at March 31, 2015	Maturity Date	Cost

T.D. Securities, LLC	0.30%	03/09/2015	$29,911,750	04/09/2015	$29,911,750

The aggregate value of Reverse Repurchase Agreements is $29,911,750. U.S. Treasury Securities with a market value of $30,247,000 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of March 31, 2015. Reverse repurchase agreements are subject to contractual netting arrangements.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$5,525,985	$—
Residential Mortgage-Backed Securities	—	6,311,396	—
Bank Loan	—	3,194,285	—
Commercial Mortgage-Backed Securities	—	21,487,706	—
Commercial Paper	—	24,195,509	—
Corporate Obligations	—	373,392,667	5,394,364
Foreign Government Bonds	—	27,875,380	—
Municipal Bond	—	549,415	—
Residential Mortgage-Backed Securities	—	177,876,879	2,441,576
U.S. Government Agency Obligations	—	93,656,584	—
U.S. Treasury Obligations	—	266,569,299	—
Certificates of Deposit	—	34,493,299	—
Foreign Treasury Bill	—	4,515,648	—
Affiliated Money Market Mutual Fund	2,438,007	—	—
Options Written	(43,031)	(268,040)	—
Reverse Repurchase Agreement	(29,911,750)	—	—
Other Financial Instruments*
Financial Futures Contracts	11,983	—	—
Foreign Forward Currency Contracts	—	16,844,037	—
Exchange-traded interest rate swaps	—	(8,902,647)	—
Over-the-counter credit default swaps	—	51,696	—

Total	$(27,504,791)	$1,047,369,098	$7,835,940

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Obligations	Residential Mortgage-Backed Securities
Balance as of 12/31/14	$5,116,915	$4,919,527
Accrued discounts/premiums	—	(39,900)
Realized gain (loss)	—	230
Change in unrealized appreciation (depreciation)**	12,705	27,340
Purchases	264,744	—
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	(2,465,621)

Balance as of 3/31/15	$5,394,364	$2,441,576

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange- traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument and over-the-counter swap contracts which are recorded at fair value.

** Of which, $40,045 was relating to securities held at the reporting period end.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2015	Valuation Methodology	Unobservable Inputs
Corporate Obligations	$263,557	Market approach	Single broker indicative quote
Corporate Obligations	5,130,807	Model pricing	Discretionary adjustment rate
Residential Mortgage- Backed Securities	2,441,576	Market approach	Single broker indicative quote

	$7,835,940

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, one security transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$2,465,621	L3 to L2	Single broke indicative quote to evaluated bid

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value at 03/31/15
Credit contracts	$51,696
Equity contracts	(1,618)
Foreign exchange contracts	16,809,671
Interest rate contracts	(9,165,751)

Total	$7,693,998

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.8%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio*	530,397	$5,388,831
AST AQR Large-Cap Portfolio*	31,193,153	422,355,288
AST Boston Partners Large-Cap Value Portfolio*	5,147,735	93,946,164
AST ClearBridge Dividend Growth Portfolio*	7,047,329	94,363,729
AST Goldman Sachs Large-Cap Value Portfolio*	3,520,832	93,900,585
AST Goldman Sachs Mid-Cap Growth Portfolio*	972,123	7,679,773
AST Goldman Sachs Small-Cap Value Portfolio*	1,988,052	36,878,361
AST Goldman Sachs Strategic Income Portfolio*	29,877,326	287,718,651
AST Herndon Large-Cap Value Portfolio*	5,305,385	70,296,351
AST High Yield Portfolio*	30,173,748	259,494,232
AST International Growth Portfolio*	14,085,213	200,995,991
AST International Value Portfolio*	11,045,762	198,934,177
AST Jennison Large-Cap Growth Portfolio*	5,157,954	113,836,045
AST Large-Cap Value Portfolio*	4,146,625	93,589,330
AST Loomis Sayles Large-Cap Growth Portfolio*	4,007,573	133,171,636
AST Lord Abbett Core Fixed Income Portfolio*	45,836,950	557,377,314
AST MFS Growth Portfolio*	6,437,413	110,466,003
AST MFS Large-Cap Value Portfolio*	4,607,817	70,591,749
AST Mid-Cap Value Portfolio*	396,034	8,328,585
AST Money Market Portfolio*	86,979,481	86,979,481
AST Neuberger Berman Core Bond Portfolio*	27,020,655	296,416,591
AST Neuberger Berman Mid-Cap Growth Portfolio*	215,237	8,107,979
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	289,819	8,312,009
AST Parametric Emerging Markets Equity Portfolio*	553,621	4,689,173
AST PIMCO Limited Maturity Bond Portfolio*	11,145,057	116,465,847
AST Prudential Core Bond Portfolio*	131,883,509	1,503,472,003
AST QMA Emerging Markets Equity Portfolio*	302,093	2,915,196
AST QMA International Core Equity Portfolio*	9,177,751	97,559,494
AST QMA Large-Cap Portfolio*	30,545,254	423,357,216
AST Small-Cap Growth Opportunities Portfolio*	2,685,570	41,330,917
AST Small-Cap Growth Portfolio*	1,228,234	41,649,403
AST Small-Cap Value Portfolio*	2,381,128	52,384,813
AST T. Rowe Price Equity Income Portfolio*	3,597,916	47,132,705
AST T. Rowe Price Large-Cap Growth Portfolio*	3,836,346	90,345,952
AST T. Rowe Price Natural Resources Portfolio*	172,293	3,561,303
AST Templeton Global Bond Portfolio*	131,706	1,414,524
AST Western Asset Core Plus Bond Portfolio*	93,812,005	1,087,281,132
AST Western Asset Emerging Markets Debt Portfolio*	6,005,084	58,789,774

TOTAL LONG-TERM INVESTMENTS (cost $6,038,965,859)(w)		6,831,478,307

	Shares	Value
SHORT-TERM INVESTMENTS — 8.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 7.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $579,427,486)(w)	579,427,486	$579,427,486

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.040%	06/18/15	200	199,994
0.045%	06/18/15	250	249,992
0.065%	09/17/15	200	199,906
0.101%	06/18/15	150	149,995
0.150%	09/17/15	16,550	16,542,238

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,338,211)			17,342,125

TOTAL SHORT-TERM INVESTMENTS (cost $596,765,697)			596,769,611

TOTAL INVESTMENTS — 99.8% (cost $6,635,731,556)			7,428,247,918
Other assets in excess of liabilities(x) — 0.2%			14,129,245

NET ASSETS — 100.0%			$7,442,377,163

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
615	2 Year U.S. Treasury Notes	Jun. 2015	$134,360,823	$134,781,094	$420,271
1,563	10 Year U.S. Treasury Notes	Jun. 2015	199,199,984	201,480,469	2,280,485
158	CAC40 10 Euro	Apr. 2015	8,574,289	8,555,601	(18,688)
29	DAX Index	Jun. 2015	9,426,746	9,362,823	(63,923)
655	Euro STOXX 50	Jun. 2015	25,367,885	25,572,622	204,737
44	FTSE 100 Index	Jun. 2015	4,393,277	4,390,666	(2,611)
94	Russell 2000 Mini Index	Jun. 2015	11,524,400	11,739,660	215,260
903	S&P 500 E-Mini	Jun. 2015	93,389,514	93,045,120	(344,394)
39	S&P 500 Index	Jun. 2015	20,167,875	20,092,800	(75,075)
101	TOPIX Index	Jun. 2015	12,791,846	12,998,166	206,320

					$2,822,382

(1) U.S. Treasury securities with a combined market value of $17,342,125 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,410,905,793	$—	$—
U.S. Treasury Obligations	—	17,342,125	—
Other Financial Instruments*
Financial Futures Contracts	2,822,382	—	—

Total	$7,413,728,175	$17,342,125	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value at 03/31/15
Equity contracts	$121,626
Interest rate contracts	2,700,756

Total	$2,822,382

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.4%

ASSET-BACKED SECURITIES — 18.6%

Collateralized Debt Obligation
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.516%	(c)	04/25/19	896	$882,749

Collateralized Loan Obligations — 9.2%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.703%	(c)	07/15/26	8,750	8,703,957
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.437%	(c)	04/20/25	14,150	13,946,074
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	1,500	1,451,433
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	1.797%	(c)	07/20/26	8,000	7,990,004
ALM XI Ltd. (Cayman Islands), Series 2014-11A, Class A2A, 144A	2.232%	(c)	10/17/26	4,750	4,737,277
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.444%	(c)	07/13/25	12,700	12,512,604
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2B, 144A	3.500%		07/13/25	4,450	4,334,356
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.756%	(c)	04/28/26	11,650	11,616,725
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A	2.506%	(c)	04/28/26	3,100	3,116,917
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	1.853%	(c)	10/15/26	8,750	8,762,718
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.353%	(c)	04/15/25	5,500	5,406,334
ARES XXXI CLO Ltd. (Cayman Islands), Series 2014-31A, Class A1, 144A	1.702%	(c)	08/28/25	4,000	3,990,761
ARES XXXI CLO Ltd. (Cayman Islands), Series 2014-31A, Class A2, 144A	2.212%	(c)	08/28/25	4,000	3,978,070
Arrowpoint CLO Ltd (Cayman Islands), Series 2015-4A, Class A, 144A	1.817%	(c)	04/18/27	3,750	3,750,000
Arrowpoint CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	1.785%	(c)	10/15/26	8,750	8,738,600
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.796%	(c)	10/15/26	4,500	4,494,106
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class B, 144A	2.656%	(c)	10/15/26	750	751,388
Atrium VII (Cayman Islands), Series 7AR, Class BR, 144A	2.007%	(c)	11/16/22	3,250	3,211,786
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.357%	(c)	04/20/25	4,500	4,444,713
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.657%	(c)	10/22/25	7,500	7,439,598
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	1.757%	(c)	04/17/26	7,150	7,129,699
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.407%	(c)	04/17/26	2,000	1,989,837
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%		04/17/26	2,000	2,004,281
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	1.800%	(c)	10/17/26	9,250	9,263,527
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.453%	(c)	07/15/24	12,200	12,021,178
BMI CLO I (Cayman Islands), Series 2013-1AR, Class A1R, 144A	1.201%	(c)	08/01/21	3,769	3,752,493

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.403%	(c)	04/17/25		11,900	$11,717,956
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	1.716%	(c)	07/27/26		7,500	7,489,426
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.767%	(c)	10/18/26		5,000	4,984,103
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.685%	(c)	07/15/26		2,450	2,436,950
Flagship VII Ltd. CLO (Cayman Islands), Series 2013-7A, Class A1, 144A	1.727%	(c)	01/20/26		14,800	14,742,073
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.741%	(c)	03/15/20		3,000	2,989,325
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.733%	(c)	10/15/26		8,500	8,461,423
ICG US CLO (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.320%		01/25/27		3,750	3,751,029
ING Investment Management CLO (Cayman Islands), Series 2013-1A, Class A1, 144A	1.393%	(c)	04/15/24		7,650	7,532,944
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.847%	(c)	05/15/26		5,450	5,455,048
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	3.670%		05/15/26		1,500	1,501,323
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.803%	(c)	07/15/26		5,750	5,745,360
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	0.302%	(c)	01/31/22	EUR	907	970,626
Magnetite IX CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.676%	(c)	07/25/26		7,500	7,450,193
Magnetite VI CLO Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	1.771%	(c)	09/15/23		12,600	12,600,767
Magnetite VIII CLO Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.733%	(c)	04/15/26		20,050	20,058,355
Magnetite XI CLO Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	1.693%	(c)	01/18/27		2,000	1,988,515
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.722%	(c)	05/18/23		950	949,005
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.663%	(c)	10/15/26		750	732,275
OZLM Funding CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.407%	(c)	07/22/25		3,500	3,442,419
Regatta III Funding CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.773%	(c)	04/15/26		13,050	13,023,403
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.793%	(c)	10/25/26		9,000	8,996,248
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25		4,800	4,663,394
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class B1, 144A	2.403%	(c)	07/17/26		1,000	994,266
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.303%	(c)	04/15/25		18,150	17,820,358
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.714%	(c)	10/15/26		6,750	6,712,632
Slater Mill Loan Fund CLO LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.907%	(c)	08/17/22		2,000	2,014,840
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.931%	(c)	10/20/23		2,150	2,166,238

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.617%	(c)	10/20/26		5,250	$5,198,238
THL Credit Wind River CLO Ltd (Cayman Islands), Series 2014-3A, Class A, 144A	1.863%	(c)	01/22/27		8,750	8,723,211
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26		4,850	4,807,226
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.373%	(c)	07/15/25		12,100	11,888,588
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.757%	(c)	04/20/26		6,450	6,431,300
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26		2,000	1,981,490

						379,958,983

Non-Residential Mortgage-Backed Securities — 2.7%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	0.975%	(c)	05/15/20		8,400	8,454,373
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21		26,200	26,393,959
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	1.829%	(c)	09/26/45		4,703	4,541,730
Catamaran CLO Ltd (Cayman Islands), Series 2015-1A, Class A, 144A	1.825%	(c)	04/22/27		5,750	5,750,000
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.674%	(c)	02/25/25		7,489	7,540,454
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26		10,900	11,103,699
Granite Master Issuer PLC (United Kingdom), Series 2005-1, Class A5, RegS	0.169%	(c)	12/20/54	EUR	2,223	2,382,669
Granite Master Issuer PLC (United Kingdom), Series 2005-4, Class A5, RegS	0.189%	(c)	12/20/54	EUR	2,944	3,157,855
Granite Master Issuer PLC (United Kingdom), Series 2006-1X, Class A6, RegS	0.189%	(c)	12/20/54	EUR	1,045	1,120,530
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A3	0.256%	(c)	12/20/54		864	859,706
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A5, RegS	0.209%	(c)	12/20/54	EUR	871	934,991
Granite Master Issuer PLC (United Kingdom), Series 2007-1, Class 3B1, RegS	0.329%	(c)	12/20/54	EUR	11,200	11,918,711
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 3A2, RegS	0.190%	(c)	12/17/54	EUR	1,741	1,867,362
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 4A1	0.267%	(c)	12/17/54		4,432	4,408,751
HLM, Series 2015-6A, 144A	1.032%	(c)	05/05/27		3,500	3,487,050
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	1.737%	(c)	07/17/26		1,250	1,249,391
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%		08/20/29		1,470	1,473,546
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24		11,440	11,548,440
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29		2,359	2,342,321
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A	1.761%	(c)	04/20/27		1,000	998,500

						111,534,038

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities — 6.7%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.224%	(c)	12/25/33	519	$489,846
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	0.814%	(c)	05/25/34	1,261	1,180,291
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	0.954%	(c)	04/25/34	2,128	2,016,615
Ameriquest Mortgage Securities, Inc., Series 2004-R1, Class A2	0.774%	(c)	02/25/34	278	264,721
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2003-1, Class M1	1.521%	(c)	02/25/33	1,704	1,610,580
Argent Securities, Inc., Series 2003-W10, Class M1	1.251%	(c)	01/25/34	2,275	2,194,126
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2	0.951%	(c)	10/25/34	1,493	1,450,858
Asset-Backed Funding Certificates Trust, Series 2004-OPT2, Class M1	0.999%	(c)	08/25/33	965	930,377
Asset-Backed Funding Certificates Trust, Series 2004-OPT5, Class A1	0.874%	(c)	06/25/34	841	784,485
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	3.700%	(c)	01/15/33	915	934,435
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	1.150%	(c)	12/15/33	1,305	1,249,603
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	0.999%	(c)	04/25/34	5,488	5,147,167
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	0.984%	(c)	06/25/34	3,354	3,137,200
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.071%	(c)	08/25/34	3,424	3,308,986
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A	0.361%	(c)	03/27/36	9,938	9,223,706
Banc of America Funding Corp., Series 2015-R3, Class 2A1, 144A	0.301%	(c)	02/27/37	4,954	4,532,910
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A	0.341%	(c)	05/28/36	5,420	4,986,400
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.194%	(c)	06/25/34	3,014	2,722,619
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	1.674%	(c)	03/25/43	1,207	1,179,483
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.026%	(c)	07/25/34	3,024	2,885,825
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A	0.664%	(c)	07/25/35	2,704	2,651,169
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1	0.554%	(c)	06/25/36	2,655	2,609,098
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M1	0.999%	(c)	10/25/34	4,537	4,531,382
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF6	4.634%		03/25/35	1,807	1,833,487
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	0.924%	(c)	02/25/34	4,569	4,358,225
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.224%	(c)	11/25/34	2,242	2,098,115
Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 144A	0.854%	(c)	06/25/33	1,478	1,424,235

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A6	5.372%		05/25/35	481	$483,355
CSMC, Series 2015-3R, Class 10A1, 144A	2.159%	(c)	10/29/47	25,000	24,832,500
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1	0.654%	(c)	01/25/34	4,139	3,910,140
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2	1.074%	(c)	12/25/34	3,000	2,905,437
Home Equity Asset Trust, Series 2003-4, Class M1	1.374%	(c)	10/25/33	1,190	1,136,000
Home Equity Asset Trust, Series 2003-6, Class M1	1.224%	(c)	02/25/34	3,355	3,167,319
Home Equity Asset Trust, Series 2005-9, Class 2A4	0.514%	(c)	04/25/36	3,623	3,553,469
HSBC Home Equity Loan Trust, Series 2007-2, Class M1	0.486%	(c)	07/20/36	3,560	3,360,946
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.172%	(c)	12/01/21	6,108	6,025,889
LSTAR Securities Investment Trust, Series 2015-1, Class A, 144A	2.179%	(c)	01/01/20	16,799	16,791,020
LSTAR Securities Investment Trust, Series 2015-2, Class A, 144A	2.172%	(c)	01/01/20	17,281	17,221,327
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.176%	(c)	03/01/20	13,600	13,499,117
MASTR Asset-Backed Securities Trust, Series 2004-HE1, Class M2	1.269%	(c)	09/25/34	3,545	3,511,065
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	0.874%	(c)	09/25/34	858	807,277
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1	1.074%	(c)	04/25/34	3,066	2,918,507
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.894%	(c)	12/25/34	4,531	4,130,618
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3, Class M3	2.649%	(c)	06/25/34	1,250	1,261,687
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	2.019%	(c)	01/25/35	1,363	1,336,944
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.104%	(c)	06/25/34	2,615	2,530,252
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	1.374%	(c)	06/25/33	558	543,500
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.194%	(c)	10/25/33	292	275,275
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	0.914%	(c)	01/25/34	1,566	1,490,753
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.029%	(c)	03/25/34	6,167	5,835,565
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.074%	(c)	05/25/34	3,451	3,264,324
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1	1.749%	(c)	11/25/32	1,195	1,140,949
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2	0.644%	(c)	08/25/35	4,350	4,188,754
Option Mortgage Loan Trust, Series 2004-1, Class M1	1.074%	(c)	01/25/34	7,624	7,091,088
Option One Mortgage Loan Corp. Asset-Backed Certificates, Series 2003-3, Class A4	1.114%	(c)	06/25/33	682	652,033
Option One Mortgage Loan Corp. Asset-Backed Certificates, Series 2003-5, Class A2	0.814%	(c)	08/25/33	1,460	1,374,059

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Option One Mortgage Loan Trust, Series 2003-1, Class A2	1.014%	(c)	02/25/33		1,575	$1,465,557
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	0.674%	(c)	12/25/33		685	666,031
Saxon Asset Securities Trust, Series 2004-1, Class A	0.711%	(c)	03/25/35		405	364,349
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.939%	(c)	02/25/34		5,559	5,219,952
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	0.974%	(c)	02/25/34		17,467	16,756,318
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	0.974%	(c)	07/25/34		11,215	10,612,980
Structured Asset Investment Loan Trust, Series 2004-7, Class A7	1.014%	(c)	08/25/34		1,646	1,616,722
Structured Asset Investment Loan Trust, Series 2004-8, Class A9	1.174%	(c)	09/25/34		7,741	7,519,016
Structured Asset Investment Loan Trust, Series 2004-11, Class A4	1.074%	(c)	01/25/35		547	539,231
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4	1.114%	(c)	09/25/34		4,661	4,494,913
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-7, Class 3A1	5.500%		05/25/19		733	752,057
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57		8,928	8,943,714
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%	(c)	02/25/55		2,466	2,466,395
VOLT XXXIII LLC, Series 2015-NPL5, Class A1, 144A	3.500%	(c)	03/25/55		8,000	7,991,152
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	5.500%		05/25/37		572	600,502

						278,984,002

TOTAL ASSET-BACKED SECURITIES (cost $761,453,235)						771,359,772

BANK LOANS(c) — 2.9%

Automotive — 0.2%
Allison Transmission, Inc., New Term Loan B-2	2.930%		08/07/17		172	171,732
Chrysler Group LLC, Term Loan B	3.500%		05/24/17		5,472	5,464,053
Schaffler AG (Germany), Term Loan B	4.250%		05/15/20		2,000	2,012,500

						7,648,285

Cable — 0.2%
Cequel Communications LLC, Term Loan B	3.500%		02/14/19		4,365	4,368,345
Charter Communications Operating LLC, Term Loan F	3.000%		01/03/21		1,459	1,452,174
Virgin Media Finance PLC/Virgin Media Bristol LLC, Facility B	3.500%		06/07/20		2,564	2,560,510

						8,381,029

Capital Goods — 0.2%
AECOM Tech Corp., Term Loan B	3.750%		10/15/21		1,596	1,607,483
OGF SA (France), Term Loan B2, Private Placement	4.000%		10/30/20	EUR	2,404	2,604,986

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS(c) (Continued)

Capital Goods (cont’d.)
Rac Ltd. (United Kingdom), Term Loan B	5.314%	12/10/21	GBP	1,721	$2,559,795

					6,772,264

Capital Markets — 0.1%
Scandlines GmbH (Denmark), Facility B	4.500%	11/04/20	EUR	2,931	3,178,662

Chemicals
CeramTec GmbH (Germany), Initial Euro Term Loan B-1	4.750%	08/30/20	EUR	1,534	1,659,542
CeramTec GmbH (Germany), Term Loan B2	4.750%	08/30/20	EUR	466	504,775

					2,164,317

Electric — 0.1%
Calpine Corp., Term Loan B3	4.000%	10/09/19		5,686	5,696,116

Energy - Other — 0.1%
Western Refining, Inc., Term Loan B	4.250%	11/12/20		4,975	4,937,500

Foods — 0.4%
ARAMARK Corp., US Term Loan D	3.250%	09/09/19		1,940	1,942,910
BC Unlimited Liability Co. (Canada), Term Loan B	4.500%	12/12/21		6,938	7,002,621
H.J. Heinz Co., Term Loan B2	3.500%	06/07/20		5,637	5,635,841
US Foods, Inc., Term Loan B	4.500%	03/29/19		1,985	1,984,140

					16,565,512

Gaming — 0.1%
MGM Resorts International, Term Loan A	3.020%	12/20/17		2,517	2,507,624

Healthcare & Pharmaceutical — 0.7%
Alere, Inc., Incremental Term Loan B1	4.250%	06/30/17		299	299,480
Alere, Inc., Term Loan A	3.217%	06/30/16		282	281,905
Biomet, Inc., Term Loan B2	3.755%	07/25/17		3,000	2,995,626
Capsugel Holdings U.S., Inc., Term Loan	3.500%	08/01/18		3,789	3,780,057
CHS/Community Health Systems, Inc., Extended Term Loan	4.250%	01/27/21		1,545	1,551,746
CHS/Community Health Systems, Inc., Term Loan F	3.428%	12/31/18		1,526	1,525,688
Grifols SA, Term Loan B	3.269%	02/26/21		4,607	4,600,887
Hologic, Inc., Refinancing Tranche Term Loan A	1.926%	08/01/17		1,602	1,596,242
Lifepoint Hospitals, Inc., Incremental Term Loan B	1.930%	07/24/17		1,304	1,300,482
Mallinckrodt International Finance SA (Luxembourg), Term Loan B1	3.500%	03/19/21		3,025	3,021,560
RPI Finance Trust, Term Loan B3	3.250%	11/09/18		1,746	1,747,970
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan BF1	4.000%	08/31/22		1,133	1,137,485
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan BF2	4.000%	08/31/22		867	871,265
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan TL	3.500%	08/05/20		3,000	2,998,593

					27,708,986

Lodging — 0.2%
Hilton Worldwide Finance LLC, Term Loan B2	3.500%	10/26/20		7,321	7,327,292

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS(c) (Continued)

Non-Captive Finance — 0.1%
Delos Finance SARL (Luxembourg), Term Loan B	3.500%		03/05/21		500	$500,500
RBS Worldpay, Inc. (United Kingdom), Term Loan B	5.750%		11/29/19	GBP	2,300	3,427,646

						3,928,146

Packaging
Berry Plastics Group, Inc., Term Loan E	3.750%		01/06/21		2,271	2,271,271

Restaurants — 0.1%
Albertsons Holdings LLC, Term Loan B3	5.000%		08/23/19		3,667	3,688,199

Technology — 0.4%
Avago Technologies Finance Pte Ltd. (Luxembourg), Term Loan	3.750%		05/06/21		5,181	5,188,873
First Data Corp., Term Loan 2018-B	3.775%		09/24/18		2,800	2,795,800
Freescale Semiconductor, Inc., Tranche Term Loan B-4	4.250%		02/28/20		1,715	1,718,227
Interactive Data Corp., Term Loan B	4.750%		05/03/21		3,729	3,744,891
Trans Union LLC, Term Loan B	4.000%		04/09/21		2,228	2,226,571

						15,674,362

TOTAL BANK LOANS (cost $119,782,759)						118,449,565

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.7%
Banc of America Commercial Mortgage Trust, Series 2006-1, Class A1A	5.378%	(c)	09/10/45		4,671	4,784,252
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	5.917%	(c)	05/10/45		10,210	10,507,611
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		2,600	2,673,720
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.731%	(c)	04/10/49		4,811	5,121,725
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51		3,461	3,729,470
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51		177	177,247
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AAB	5.926%		06/11/50		4,819	4,825,557
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.900%	(c)	12/10/49		8,775	9,492,725
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	6.349%	(c)	12/10/49		2,765	3,022,300
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46		9,000	9,173,592
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47		9,770	10,393,942
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A2	2.687%		02/10/48		23,112	23,676,927
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48		7,230	7,554,949
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49		186	187,173
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	5.322%		12/11/49		1,255	1,321,260
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48		4,342	4,555,913

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	$2,006,986
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS6, Class A4	3.378%		12/10/47	8,000	8,376,968
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	7,452	7,507,211
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.929%	(c)	06/10/46	263	274,048
Commercial Mortgage Trust, Series 2013-CR12, Class A2	2.904%		10/10/46	6,972	7,247,296
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	12,600	12,942,254
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	17,000	17,729,980
Commercial Mortgage Trust, Series 2014-UBS4, Class A3	3.430%		08/10/47	15,300	16,106,126
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48	15,000	15,350,055
Credit Suisse Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class AM	5.469%	(c)	02/15/39	2,840	2,929,375
Credit Suisse Commercial Mortgage Trust, Series 2006-C3, Class A1A	5.807%	(c)	06/15/38	4,637	4,840,831
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.652%	(c)	06/25/20	35,641	2,308,006
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.463%	(c)	05/25/22	48,148	4,051,837
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.501%	(c)	06/25/22	26,147	2,272,904
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.899%	(c)	10/25/22	34,027	1,867,126
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%		02/25/23	12,560	13,503,972
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060%	(c)	07/25/23	10,000	10,530,150
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%		07/25/23	6,000	6,527,610
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.643%	(c)	08/25/16	14,947	238,636
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.777%	(c)	05/25/19	37,173	2,322,102
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.705%	(c)	07/25/19	36,879	2,241,239
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.384%	(c)	02/25/32	31,185	6,283,059
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	0.896%	(c)	09/25/22	41,751	2,224,910
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4	5.238%	(c)	11/10/45	5,329	5,380,868
GS Mortgage Securities Trust, Series 2012-GC6, Class A2	2.539%		01/10/45	764	779,461
GS Mortgage Securities Trust, Series 2014-GC26, Class A4	3.364%		11/10/47	8,000	8,367,744
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	10,400	11,016,522
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	9,687	10,386,227

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	5,185	$5,364,325
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	5,000	5,019,465
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	14,500	14,795,350
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263%	(c)	11/15/40	3,509	3,550,340
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.659%	(c)	05/12/39	2,025	2,109,819
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class AM	5.516%	(c)	02/12/39	930	959,110
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	16,069	16,886,625
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	10,000	10,054,160
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	5,000	5,086,345
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	13,600	13,865,649
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.646%	(c)	10/15/42	2,438	2,482,505
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447%		02/12/44	880	931,320
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	3,000	3,060,954
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	13,600	13,898,058
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	12,200	12,540,685
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179%	(c)	07/15/42	3,500	3,526,674
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.271%	(c)	12/15/44	4,120	4,170,189
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	1,085	1,114,040
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765%	(c)	07/15/45	10,271	10,656,949
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	7,706	8,101,967
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	10,218	10,744,736
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	3,533	3,710,685
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(a)	5.509%		04/15/47	8,500	8,961,686
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.707%	(c)	06/15/49	4,965	5,330,461
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.964%	(c)	02/15/51	7,122	7,596,939
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	19,344	20,546,018
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	13,200	14,051,690
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%		04/15/50	15,000	15,148,950

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	15,000	$15,623,340

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $531,226,000)					526,700,900

CORPORATE BONDS — 30.4%

Airlines — 0.2%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150%		04/11/24	4,770	5,055,973
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.000%		10/29/24	1,183	1,239,648
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	5.300%		04/15/19	2,424	2,635,662

					8,931,283

Automotive — 1.4%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.375%		08/01/18	4,800	4,922,290
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A(a)	2.950%		01/11/17	3,400	3,511,115
Dana Holding Corp., Sr. Unsec’d. Notes	5.500%		12/15/24	1,000	1,030,000
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	4,250	4,646,835
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	9,135	9,293,072
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	2.597%		11/04/19	10,200	10,334,477
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.750%		05/15/15	3,980	3,988,788
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25	4,620	4,692,622
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	3,640	3,941,079
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	5,215	6,388,698
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	670	689,145
Lear Corp., Gtd. Notes(a)	5.250%		01/15/25	6,325	6,451,500

					59,889,621

Banking — 9.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	4.500%		05/15/21	650	671,938
American Express Co., Jr. Sub. Notes(a)	5.200%	(c)	12/31/49	2,290	2,324,350
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	8,660	8,615,695
American Express Co., Sr. Unsec’d. Notes	7.000%		03/19/18	610	704,745
Asian Development Bank, Sr. Unsec’d. Notes, MTN	1.000%		05/22/15	1,000	1,000,900
Bank of America Corp., Jr. Sub. Notes(a)	5.125%	(c)	12/31/49	4,145	4,072,048
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	8,970	9,129,594
Bank of America Corp., Sr. Unsec’d. Notes	4.100%		07/24/23	1,245	1,328,475
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	15,660	18,310,283
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	8,000	9,350,520
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	1,795	2,166,540
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	2,335	2,635,701
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(a)	3.750%		05/15/24	1,370	1,442,474
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19	5,795	5,852,092
Capital One Bank USA NA, Sub. Notes(a)	3.375%		02/15/23	6,600	6,684,460
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	3,995	4,146,399
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	2,000	2,242,466
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.000%		08/01/23	2,750	2,818,750

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.375%		03/01/23	4,650	$4,765,455
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.875%		10/25/23	4,480	4,728,954
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		05/15/18	5,655	6,364,714
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,250	3,539,430
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	10,500	13,076,480
Citigroup, Inc., Sub. Notes(a)	4.300%		11/20/26	4,950	5,119,740
Citigroup, Inc., Sub. Notes(a)	5.300%		05/06/44	2,100	2,360,467
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	2,350	2,845,850
Citigroup, Inc., Sub. Notes	6.675%		09/13/43	2,375	3,166,958
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	14,175	14,191,131
Discover Financial Services, Sr. Unsec’d. Notes	3.750%		03/04/25	4,895	4,930,915
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	2,362	2,423,327
Fifth Third Bank, Sr. Unsec’d. Notes	1.450%		02/28/18	10,420	10,389,459
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	11,590	13,180,322
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	8,130	9,490,621
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	4.800%		07/08/44	2,675	2,970,828
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	6.000%		06/15/20	9,350	10,912,965
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	6.750%		10/01/37	4,750	6,237,002
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%		03/30/22	2,300	2,474,076
HSBC Holdings PLC (United Kingdom), Sub. Notes	6.500%		05/02/36	8,100	10,240,838
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	2.600%		08/02/18	4,625	4,716,871
ING Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.000%		09/25/15	3,465	3,487,159
International Bank for Reconstruction & Development, Notes, MTN	1.000%		11/19/15	1,000	1,003,660
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, MTN	1.000%		04/07/16	1,000	1,002,292
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%		01/15/16	4,820	4,885,648
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	4,350	4,681,688
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	9,245	9,454,935
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	5,790	6,368,815
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	8,500	9,395,390
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	6,400	7,434,470
JPMorgan Chase & Co., Sub. Notes(a)	5.625%		08/16/43	3,550	4,258,115
KeyBank NA, Sr. Unsec’d. Notes	2.500%		12/15/19	6,680	6,808,637
Lloyds Bank PLC (United Kingdom), Gtd. Notes	4.200%		03/28/17	2,850	3,012,057
Lloyds Bank PLC (United Kingdom), Gtd. Notes	6.375%		01/21/21	3,175	3,841,175
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A(a)	5.800%		01/13/20	6,010	6,994,925
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	12/31/49	2,975	2,997,312
Morgan Stanley, Sr. Unsec’d. Notes(a)	6.375%		07/24/42	1,280	1,707,158
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	13,150	15,254,868
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	12,600	14,342,227
People’s United Bank, Sub. Notes	4.000%		07/15/24	1,900	1,949,377
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	3,475	3,540,837
PNC Bank NA, Sub. Notes	2.950%		01/30/23	6,825	6,848,771
PNC Bank NA, Sub. Notes	3.800%		07/25/23	765	811,611
PNC Bank NA, Sub. Notes	4.200%		11/01/25	2,545	2,775,116
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	1,165	1,173,499

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	6.125%	01/11/21	5,425	$6,473,718
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%	09/24/15	1,845	1,859,382
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/10/19	1,280	1,300,356
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%	01/18/23	6,720	6,767,342
US Bancorp, Sub. Notes, MTN	2.950%	07/15/22	2,090	2,126,084
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	2.100%	05/08/17	2,375	2,426,276
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	4.600%	04/01/21	6,465	7,256,820
Wells Fargo & Co., Sub. Notes	5.606%	01/15/44	2,700	3,269,430
Wells Fargo & Co., Sub. Notes, MTN	4.125%	08/15/23	5,085	5,427,709
Wells Fargo & Co., Sub. Notes, MTN	4.650%	11/04/44	4,110	4,408,094

				386,968,786

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	1,975	1,965,107
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16	3,050	3,078,649

				5,043,756

Building Materials & Construction — 0.5%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $5,080,875: purchased 10/27/14-02/11/15)(f)(g)	5.375%	11/15/24	5,015	5,090,225
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $1,599,786; purchased 11/21/14)(f)(g)	6.750%	05/01/21	1,483	1,575,688
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.875%	04/30/19	3,000	3,337,500
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23	891	904,503
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,765,000; purchased 06/19/14)(f)(g)	5.250%	06/27/29	1,765	1,425,238
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $3,400,781; purchased 10/22/12)(a)(f)(g)	7.125%	06/26/42	2,925	2,431,406
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18	5,750	6,569,375

				21,333,935

Cable — 0.8%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	4,000	4,500,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000%	01/15/19	2,000	2,080,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.250%	10/30/17	2,700	2,814,750
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20	4,400	4,598,000
Comcast Corp., Gtd. Notes	6.450%	03/15/37	2,470	3,344,664
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42	3,375	3,527,118
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625%	07/01/20	3,000	3,131,250
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	3,500	3,605,000

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Cable (cont’d.)
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP 2,800	$4,354,531

				31,955,313

Capital Goods — 0.8%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	2,390	2,476,638
Case New Holland Industrial, Inc., Gtd. Notes	7.875%	12/01/17	4,000	4,431,200
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,223,994; purchased 05/30/13)(f)(g)	6.700%	06/01/34	1,025	1,316,520
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,387,082; purchased 10/26/11)(f)(g)	7.000%	10/15/37	2,050	2,764,351
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42	525	554,112
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	770	864,330
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $5,102,437; purchased 09/24/12)(f)(g)	2.500%	03/15/16	5,110	5,183,993
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,095,443; purchased 01/14/13)(f)(g)	2.875%	07/17/18	2,100	2,148,010
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $914,112; purchased 05/08/12)(f)(g)	3.125%	05/11/15	915	916,934
SPX Corp., Gtd. Notes(a)	6.875%	09/01/17	2,000	2,175,000
United Rentals North America, Inc., Gtd. Notes(a)	5.500%	07/15/25	935	952,531
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	3,000	3,241,875
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	3,390	3,759,981
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	1,950	2,148,857

				32,934,332

Chemicals — 1.0%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.250%	01/15/45	7,350	8,281,877
Ashland, Inc., Sr. Unsec’d. Notes	3.875%	04/15/18	1,010	1,035,250
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	2,105	2,365,092
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	4,675	4,715,317
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	3,800	4,273,845
Eastman Chemical Co., Sr. Unsec’d. Notes(a)	3.800%	03/15/25	12,300	12,776,477
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	250	293,888
Monsanto Co., Sr. Unsec’d. Notes(a)	4.400%	07/15/44	870	935,602
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	1,305	1,508,904
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	4,260	5,058,788

				41,245,040

Commercial Services & Supplies — 0.2%
President & Fellows of Harvard College, Sr. Unsec’d. Notes	4.875%	10/15/40	2,010	2,496,157
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	6,300	6,892,200

				9,388,357

Electric — 1.3%
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%	01/15/23	1,105	1,105,000
Calpine Corp., Sr. Unsec’d. Notes	5.750%	01/15/25	1,205	1,214,038
Commonwealth Edison Co., First Mortgage Bonds	6.450%	01/15/38	2,110	2,972,576
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	2,175	2,310,938

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Duke Energy Carolinas LLC, First Mortgage Bonds	4.250%		12/15/41	1,350	$1,485,313
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	6.750%		11/01/19	6,780	7,017,300
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	7.375%		11/01/22	2,320	2,438,900
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A(a)	7.625%		11/01/24	3,475	3,640,062
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%		11/15/31	2,360	2,997,023
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	855	962,497
Florida Power & Light Co., First Mortgage Bonds	4.125%		02/01/42	1,350	1,496,371
NRG Energy, Inc., Gtd. Notes	7.625%		01/15/18	3,975	4,377,469
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20	5,000	5,293,750
Pacific Gas & Electric Co, Sr. Unsec’d. Notes(a)	4.300%		03/15/45	1,735	1,867,094
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.500%		12/15/41	3,200	3,534,448
Public Service Electric & Gas Co., Sec’d. Notes, MTN(a)	3.650%		09/01/42	3,015	3,073,684
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%		11/15/41	3,675	4,147,098
San Diego Gas & Electric Co., First Mortgage Bonds	3.950%		11/15/41	1,125	1,196,341
Southern Power Co., Sr. Unsec’d. Notes	5.150%		09/15/41	1,025	1,201,699

					52,331,601

Energy - Integrated — 0.7%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.450%		09/15/42	2,350	2,153,728
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	6.750%		11/15/39	1,980	2,366,377
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250%		11/05/19	1,050	1,070,895
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	2,175	2,390,212
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	3,450	3,424,125
Shell International Finance BV (Netherlands), Gtd. Notes	2.000%		11/15/18	17,500	17,822,350

					29,227,687

Energy - Other — 0.9%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677%	(s)	10/10/36	7,000	2,765,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	1,570	1,947,593
Cameron International Corp., Sr. Unsec’d. Notes	5.950%		06/01/41	3,935	4,361,137
ConocoPhillips Co., Gtd. Notes	4.150%		11/15/34	2,295	2,439,300
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%		04/15/32	2,045	2,812,448
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes(a)	4.800%		11/01/43	240	271,256
Halliburton Co., Sr. Unsec’d. Notes	4.500%		11/15/41	940	987,744
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24	3,110	3,891,876
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	2,500	2,405,970
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.900%		11/15/24	4,000	4,069,380
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21	1,975	2,091,811
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	4,140	4,660,307
Phillips 66, Gtd. Notes	4.650%		11/15/34	2,425	2,569,496
Phillips 66, Gtd. Notes	4.875%		11/15/44	2,310	2,473,839

					37,747,157

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Entertainment — 0.1%
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	6,000	$6,090,000

Exploration & Production — 0.1%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A(a)	5.375%	01/26/19	5,745	3,791,700

Foods — 0.5%
ARAMARK Corp., Gtd. Notes	5.750%	03/15/20	2,400	2,508,000
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23	535	496,721
Constellation Brands, Inc., Gtd. Notes	7.250%	09/01/16	2,000	2,147,500
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	6,000	6,210,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,763,900; purchased 12/07/11-12/08/11)(f)(g)	7.250%	06/01/21	2,990	3,158,188
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,059,500; purchased 01/20/15)(a)(f)(g)	8.250%	02/01/20	2,900	3,081,250
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.125%	08/23/18	735	834,545
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22	1,090	1,209,900

				19,646,104

Gaming — 0.3%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.875%	11/01/20	3,000	3,075,000
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	4,375	4,987,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(a)	5.500%	03/01/25	4,000	4,050,000

				12,112,500

Healthcare & Pharmaceutical — 2.2%
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	3,295	3,400,539
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	4,655	4,851,990
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45	1,960	2,083,198
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43	6,615	7,892,112
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	6.450%	09/15/37	1,020	1,403,126
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/15/18	3,000	3,093,750
Forest Laboratories, Inc., Gtd. Notes, 144A	4.875%	02/15/21	4,400	4,850,802
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A(a)	4.125%	10/15/20	4,770	4,850,494
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45	5,855	6,466,362
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	695	885,421
HCA, Inc., Gtd. Notes	8.000%	10/01/18	3,750	4,345,312
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	2,885	2,964,338
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	3,400	3,672,000
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	2,000	2,214,380
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	365	369,511
Medtronic, Inc., Gtd. Notes, 144A	3.500%	03/15/25	12,765	13,344,416
Medtronic, Inc., Gtd. Notes, 144A	4.375%	03/15/35	5,395	5,866,755
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(a)	1.350%	09/29/17	8,450	8,492,081
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(a)	4.000%	11/28/44	4,520	4,880,163
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	375	406,406

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes	3.650%		11/10/21	1,882	$1,982,117
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%		08/15/18	1,000	1,053,750
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A	6.125%		04/15/25	1,330	1,376,550

					90,745,573

Healthcare Insurance — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%		11/15/22	5,000	5,006,900
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37	2,250	3,142,442
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	2,030	2,200,414
Cigna Corp., Sr. Unsec’d. Notes	5.375%		02/15/42	4,740	5,868,253
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	2,500	2,559,425
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		11/15/41	3,360	3,793,299
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%		02/15/41	363	488,695

					23,059,428

Insurance — 1.7%
Allied World Assurance Co. Ltd., Gtd. Notes	5.500%		11/15/20	4,500	5,097,744
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	460	523,326
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	1,630	1,749,670
American International Group, Inc., Sr. Unsec’d. Notes(h)	6.400%		12/15/20	7,835	9,490,653
Axis Specialty Finance LLC, Gtd. Notes(a)	5.875%		06/01/20	1,700	1,954,056
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)	4.500%		02/11/43	4,160	4,693,557
Chubb Corp. (The), Sr. Unsec’d. Notes	6.000%		05/11/37	1,910	2,559,205
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100%	(c)	12/29/49	1,690	1,839,988
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,500	1,911,120
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	1,410	1,606,722
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	3,890	4,218,207
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	1,910	2,447,932
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	950	1,192,792
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	4,200	5,419,247
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	740	815,066
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A(a)	5.375%		12/01/41	1,875	2,264,325
MetLife Capital Trust IV, Jr. Sub. Notes, 144A	7.875%		12/15/37	150	198,750
MetLife, Inc., Sr. Unsec’d. Notes	4.368%		09/15/23	1,040	1,154,835
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	3,620	4,590,290
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100%	(c)	10/16/44	6,810	7,380,338
Northwestern Mutual Life Insurance Co., Sub. Notes, 144A	6.063%		03/30/40	1,130	1,496,478
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	2,375	3,787,640
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	235	256,296
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A (original cost $889,172; purchased 09/15/14)(f)(g)	4.900%		09/15/44	890	1,004,739

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A (original cost $3,742,421; purchased 11/15/11-09/27/12)(f)(g)	6.850%		12/16/39	2,916	$4,063,513

					71,716,489

Leisure — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	5.375%		06/01/24	700	715,750
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%		08/01/21	4,120	4,367,200

					5,082,950

Lodging — 0.1%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	3,300	3,580,500
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	2,170	2,210,633

					5,791,133

Machinery–Construction & Mining
Terex Corp., Gtd. Notes	6.500%		04/01/20	1,750	1,820,000

Media — 0.1%
CCOH Safari LLC, Gtd. Notes	5.750%		12/01/24	2,790	2,873,700

Media & Entertainment — 0.8%
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21	5,170	5,609,450
DISH DBS Corp., Gtd. Notes	7.125%		02/01/16	10,787	11,204,996
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%		07/18/20	1,550	1,708,875
News America, Inc., Gtd. Notes	6.150%		03/01/37	1,230	1,588,260
Starz LLC/Starz Finance Corp., Gtd. Notes	5.000%		09/15/19	2,525	2,594,438
Time Warner Cable, Inc., Gtd. Notes	5.500%		09/01/41	600	689,245
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	4,945	6,381,879
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	225	214,256
Viacom, Inc., Sr. Unsec’d. Notes(a)	4.875%		06/15/43	1,055	1,055,990
Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43	1,285	1,446,562

					32,493,951

Metals — 0.8%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	4.500%	(c)	08/05/15	4,500	4,533,750
Berau Capital Resources Pte Ltd. (Indonesia), Sr. Sec’d. Notes, RegS(a)	12.500%		07/08/15	2,535	1,774,500
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	5.000%		09/30/43	3,420	3,916,594
CITIC Ltd. (China), Sr. Unsec’d. Notes, RegS	6.800%		01/17/23	2,600	3,081,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(a)	6.000%		04/01/17	3,225	3,176,625
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%	(c)	10/23/15	4,690	4,709,698
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.700%	(c)	10/25/17	4,985	5,057,955
Peabody Energy Corp., Gtd. Notes(a)	6.000%		11/15/18	725	572,750
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	6.750%		04/16/40	1,500	1,599,150
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	7.500%		07/27/35	2,500	2,851,350

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Metals (cont’d.)
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, 144A	6.000%		01/31/19	950	$846,440

					32,119,812

Non-Captive Finance — 0.7%
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	4,000	4,113,760
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(h)	5.875%		01/14/38	4,540	5,869,866
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%		01/10/39	6,880	9,897,073
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750%	(c)	03/15/17	1,500	1,657,500
Navient Corp., Sr. Unsec’d. Notes	5.000%		10/26/20	1,140	1,118,625
Navient Corp., Sr. Unsec’d. Notes, MTN	3.875%		09/10/15	3,975	4,003,501
Onemain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%		12/15/19	2,195	2,266,338
Onemain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%		12/15/21	2,010	2,080,350

					31,007,013

Oil, Gas & Consumable Fuels — 0.1%
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%		05/15/45	2,010	2,113,712

Packaging — 0.1%
Ball Corp., Gtd. Notes(a)	4.000%		11/15/23	3,170	3,090,750

Paper — 0.4%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $4,931,417; purchased 12/20/12)(f)(g)	7.375%		12/01/25	3,620	4,778,773
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41	5,100	6,053,522
International Paper Co., Sr. Unsec’d. Notes	7.950%		06/15/18	2,410	2,846,834
Rock Tenn Co., Gtd. Notes(a)	4.000%		03/01/23	1,169	1,230,482
Rock Tenn Co., Gtd. Notes	4.450%		03/01/19	1,120	1,202,232

					16,111,843

Pharmaceuticals
Mylan, Inc., Gtd. Notes	1.800%		06/24/16	1,260	1,270,134
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%		02/01/43	420	437,954

					1,708,088

Pipelines & Other — 0.6%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%		01/15/41	1,200	1,501,416
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A(a)	5.350%		03/15/20	9,053	8,837,059
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	6.450%		11/03/36	3,000	2,777,295
Enterprise Products Operating LLC, Gtd. Notes	5.950%		02/01/41	1,600	1,941,339
NiSource Finance Corp., Gtd. Notes	4.800%		02/15/44	2,460	2,765,574
ONEOK Partners LP, Gtd. Notes	6.125%		02/01/41	750	768,295
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%		04/01/44	1,925	2,044,152
Williams Partners LP, Sr. Unsec’d. Notes(a)	4.000%		11/15/21	2,100	2,155,690

					22,790,820

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Railroads — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(a)	4.375%		09/01/42	1,510	$1,592,894
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes	4.500%		01/15/22	4,400	4,875,935

					6,468,829

Real Estate Investment Trusts (REITs) — 0.1%
Realty Income Corp., Sr. Unsec’d. Notes	5.500%		11/15/15	1,520	1,561,425
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%		03/15/22	405	421,315
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%		05/30/18	510	581,048

					2,563,788

Retailers — 0.6%
CVS Health Corp., Sr. Unsec’d. Notes	5.300%		12/05/43	575	702,445
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%		03/15/45	3,610	4,030,688
L Brands, Inc., Gtd. Notes	5.625%		02/15/22	8,650	9,515,000
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%		01/15/22	610	651,132
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.700%		11/18/19	8,695	8,882,795

					23,782,060

Technology — 1.0%
Brightstar Corp., Gtd. Notes, 144A (original cost $2,674,331; purchased 08/06/14)(f)(g)	9.500%		12/01/16	2,515	2,634,462
CDW LLC/CDW Finance Corp., Gtd. Notes(a)	5.500%		12/01/24	5,000	5,237,500
CDW LLC/CDW Finance Corp., Gtd. Notes(a)	6.000%		08/15/22	6,000	6,440,700
CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21	1,560	1,558,050
First Data Corp., Gtd. Notes	11.250%		01/15/21	4,000	4,550,000
First Data Corp., Gtd. Notes(a)	12.625%		01/15/21	1,400	1,659,000
First Data Corp., Sr. Sec’d. Notes, 144A	8.875%		08/15/20	1,125	1,198,125
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%		01/15/22	4,000	4,355,000
Jabil Circuit, Inc., Sr. Unsec’d. Notes(a)	4.700%		09/15/22	2,000	2,070,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		02/15/21	4,000	4,230,000
Oracle Corp., Sr. Unsec’d. Notes(h)	4.300%		07/08/34	3,405	3,694,643
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(a)	5.625%		11/01/24	2,750	2,928,750

					40,556,230

Telecommunications — 1.5%
America Movil SAB de CV (Mexico), Gtd. Notes(a)	6.125%		03/30/40	1,690	2,095,279
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.800%		06/15/44	2,330	2,385,992
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	4,575	4,992,771
AT&T, Inc., Sr. Unsec’d. Notes	5.550%		08/15/41	850	955,941
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	(c)	12/15/30	1,960	3,232,571
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%		01/31/20	EUR 1,800	2,191,888
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,936,049; purchased 11/15/11)(f)(g)	7.995%		06/01/36	1,960	2,330,636
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%		10/10/19	1,000	1,001,250
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, MTN, 144A	2.125%		05/01/18	2,075	2,090,214
Sprint Capital Corp., Gtd. Notes(a)	6.900%		05/01/19	3,900	4,031,625

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sprint Nextel Corp., Sr. Unsec’d. Notes	6.000%	12/01/16	1,900	$1,983,600
Sprint Nextel Corp., Sr. Unsec’d. Notes	7.000%	08/15/20	2,960	3,006,250
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41	835	866,042
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	8,930	9,349,130
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	11,074	11,490,272
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A(a)	4.522%	09/15/48	4,830	4,808,101
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.672%	03/15/55	7,509	7,353,872

				64,165,434

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	1,075	1,068,683
Altria Group, Inc., Gtd. Notes(a)	4.000%	01/31/24	4,280	4,592,380
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	611	1,060,383
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39	1,383	2,445,788
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	7,440	7,482,460
Lorillard Tobacco Co., Gtd. Notes	7.000%	08/04/41	1,350	1,750,267
Reynolds American, Inc., Gtd. Notes	6.750%	06/15/17	2,500	2,774,258

				21,174,219

TOTAL CORPORATE BONDS (cost $1,204,011,411)				1,259,872,994

MUNICIPAL BONDS — 1.5%

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	4.839%	01/01/41	2,500	3,059,275

California — 0.6%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs, Revenue Bonds	6.263%	04/01/49	6,290	9,057,097
Los Angeles California Department, Water & Power Revenue, Series A, Revenue Bonds, BABs	5.716%	07/01/39	1,475	1,888,856
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.574%	07/01/45	750	1,099,245
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs, Revenue Bonds	6.008%	07/01/39	4,900	6,335,504
State of California, Taxable, Var. Purp. 3, GO	5.950%	04/01/16	2,745	2,893,752
State of California, Taxable, Var. Purp., GO, BABs, General Obligation Unlimited	7.500%	04/01/34	3,170	4,741,401

				26,015,855

Colorado
Colorado Bridge Enterprise, Revenue Bonds, Senior Taxable, Series A, BABs	6.078%	12/01/40	1,000	1,322,550

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

MUNICIPAL BONDS (Continued)

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Revenue Bonds	6.395%	01/01/40	2,970	$4,039,141

Maryland — 0.1%
Maryland State Transportation Authority, Facilities Project, Revenue Bonds, BABs, Revenue Bonds	5.888%	07/01/43	2,200	2,944,194

Missouri
Curators University of Missouri, Taxable System Facilities Revenue Bonds, BABs	5.792%	11/01/41	400	552,348

New Jersey — 0.2%
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	1,750	2,568,912
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs, Revenue Bonds	7.414%	01/01/40	1,075	1,617,552
Rutgers NJ State University, Revenue Bonds, BABs	5.665%	05/01/40	1,920	2,467,526

				6,653,990

New York — 0.2%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs, Revenue Bonds	5.882%	06/15/44	4,375	5,933,769
New York City Transitional Finance Authority, Revenue Bonds, Future Tax Secured Bonds, BABs	5.767%	08/01/36	1,320	1,668,929
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	1,940	2,121,681

				9,724,379

Ohio — 0.1%
Ohio State University, General Receipts Bonds, Series A, Revenue Bonds	4.800%	06/01/2111	4,165	4,645,183

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Revenue Bonds	6.105%	12/01/39	500	654,825
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	1,280	1,605,632

				2,260,457

Texas
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,270	1,432,014

TOTAL MUNICIPAL BONDS (cost $57,572,744)				62,649,386

NON-CORPORATE FOREIGN AGENCIES — 2.8%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	6,985	7,248,104
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23	1,965	1,919,406
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	2,365	2,518,725
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	2.750%	03/26/20	6,625	6,662,796
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45	1,545	1,437,545

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

NON-CORPORATE FOREIGN AGENCIES (Continued)
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16	3,820	$3,963,907
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	569	650,602
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.300%	11/12/15	2,500	2,500,000
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	5,968	6,410,229
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, MTN, 144A(a)	8.625%	04/28/34	2,170	2,320,164
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18	7,930	8,610,394
Kommunalbanken A/S (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	9,504	9,488,014
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17	2,025	2,112,314
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875%	05/04/17	595	623,289
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS(a)	4.250%	11/02/20	3,000	3,318,870
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%	09/19/22	4,830	4,932,275
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	4.750%	07/13/21	2,600	2,938,523
Majapahit Holding BV (Indonesia), Gtd. Notes, 144A	7.750%	10/17/16	1,600	1,732,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16	6,970	7,545,025
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375%	01/27/21	2,400	2,177,160
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	3.500%	01/30/23	1,920	1,874,880
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22	2,485	2,637,206
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	8,000	8,780,000
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	3,200	3,228,000
Power Sector Assets & Liabilities Management
Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24	3,300	4,426,125
Royal Bank of Canada (Canada), Covered Notes, 144A	3.125%	04/14/15	926	926,649
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%	11/05/19	3,000	3,031,134
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.125%	08/01/17	1,000	1,047,318
State Bank of India (India), Sr. Unsec’d. Notes, MTN, RegS	4.500%	11/30/15	EUR 1,800	1,982,028
Statoil ASA (Norway), Gtd. Notes	4.250%	11/23/41	1,475	1,580,793
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	1.800%	03/26/18	6,455	6,472,913
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.875%	05/29/18	1,335	1,298,288

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $117,595,270)				116,394,676

SOVEREIGNS — 5.0%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875%	04/01/21	500	549,719
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	5.625%	01/07/41	2,500	2,543,750
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	7.125%	01/20/37	2,250	2,671,875
Brazilian Government International Bond (Brazil), Unsec’d. Notes(a)	11.000%	06/26/17	EUR 6,200	8,009,828

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#		Value

SOVEREIGNS (Continued)
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	5.625%		02/26/44		2,000	$2,235,000
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	7.375%		09/18/37		2,915	3,891,525
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, 144A(a)	1.750%		09/10/19		2,000	2,031,000
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, MTN	3.800%		08/08/17	JPY	1,150,000	6,769,510
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, RegS	4.750%		04/17/19	EUR	820	582,787
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.800%		07/14/15	JPY	117,900	825,747
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%		10/26/17	JPY	700,000	5,835,257
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		4,220	4,411,588
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		2,128	2,467,203
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	2.875%		07/08/21	EUR	2,645	2,992,611
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%		04/25/22		4,950	5,036,625
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.875%		01/17/18		1,550	1,747,625
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21		2,400	2,613,000
Italy Buoni Poliennali Del Tesoro (Italy),	6.500%		11/01/27	EUR	7,450	12,626,277
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	300,000	2,615,307
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.700%		11/14/16	JPY	300,000	2,608,921
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	4.500%		06/08/15	JPY	420,000	3,524,967
Italy Government International Bond Coupon Strip (Italy), Debs., 144A	0.671%	(s)	09/27/15		2,000	1,992,230
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.375%		02/13/25		10,000	9,968,242
Kingdom of Belgium (Belgium), Notes, RegS	8.875%		12/01/24		2,000	3,046,270
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, MTN, RegS	0.875%		09/14/15		3,750	3,759,315
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, MTN, RegS	1.500%		06/22/18		2,000	2,017,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	2.750%		04/22/23	EUR	17,164	20,162,652
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.250%		07/14/17	EUR	6,200	7,226,511
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		2,200	2,310,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.750%		02/06/24	GBP	1,000	1,917,286
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	11.000%		05/08/17	ITL	750,000	499,786
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		2,330	2,388,250
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20		2,600	2,892,500
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.610%	(s)	05/31/18		2,297	2,188,688

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

SOVEREIGNS (Continued)
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%	03/15/16	EUR 1,900	$2,147,260
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.875%	07/16/15	11,500	11,609,802
Portugal Government International Bond (Portugal), Unsec’d. Notes, MTN, 144A	5.125%	10/15/24	2,500	2,765,700
Portugal Government International Bond (Portugal), Unsec’d. Notes, MTN, RegS	5.125%	10/15/24	2,800	3,097,584
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.750%	06/14/19	EUR 7,835	9,818,560
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.950%	10/25/23	EUR 900	1,238,070
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.750%	01/20/42	2,500	3,184,500
Republic of Greece (Greece), Sr. Unsec’d. Notes .	5.800%	07/14/15	JPY 195,600	1,369,942
Republic of Korea (South Korea), Sr. Unsec’d. Notes	7.125%	04/16/19	2,500	3,016,500
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	5.250%	02/22/17	1,000	1,073,205
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A(a)	4.875%	01/22/24	3,340	3,699,050
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A(a)	4.125%	02/18/19	1,200	1,268,690
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%	02/18/24	2,700	3,098,925
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS, RegS	5.500%	10/26/22	7,700	8,874,558
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%	05/10/23	600	709,500
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, MTN	4.500%	04/05/16	EUR 2,200	2,460,162
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%	03/22/24	2,235	2,485,544
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%	04/03/18	2,000	2,214,760
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20	4,300	4,966,500
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	6.875%	01/19/16	EUR 300	338,380

TOTAL SOVEREIGNS (cost $215,592,846)				206,396,044

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.7%
Federal Home Loan Banks	0.500%	09/28/16	4,615	4,615,171
Federal Home Loan Mortgage Corp.	0.875%	03/07/18	4,465	4,457,825
Federal Home Loan Mortgage Corp.	1.000%	07/28/17	8,665	8,729,624
Federal Home Loan Mortgage Corp.(h)	1.750%	05/30/19	20,550	20,857,510
Federal Home Loan Mortgage Corp.(a)(k)	2.375%	01/13/22	15,400	15,925,094
Federal Home Loan Mortgage Corp.	3.000%	05/01/29	5,751	6,049,649
Federal Home Loan Mortgage Corp.	3.500%	09/01/42	1,664	1,751,532
Federal Home Loan Mortgage Corp.	3.500%	TBA	19,000	19,912,521
Federal Home Loan Mortgage Corp.	4.000%	09/01/40-01/01/44	31,230	33,476,062
Federal Home Loan Mortgage Corp.	4.500%	12/01/40-07/01/41	9,902	10,824,030
Federal National Mortgage Assoc.(a)	0.875%	02/08/18	9,275	9,268,962
Federal National Mortgage Assoc.(k)	1.250%	01/30/17	3,430	3,469,322
Federal National Mortgage Assoc.(a)(k)	1.625%	01/21/20	14,575	14,675,670
Federal National Mortgage Assoc.	2.500%	04/01/28-09/01/28	4,384	4,510,738
Federal National Mortgage Assoc.	2.500%	TBA	35,500	36,459,608

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.625%		09/06/24	1,825	$1,890,864
Federal National Mortgage Assoc.	3.000%		05/01/27-11/01/43	18,685	19,172,228
Federal National Mortgage Assoc.	3.000%		TBA	9,000	9,179,121
Federal National Mortgage Assoc.	3.000%		TBA	24,000	25,158,749
Federal National Mortgage Assoc.	3.500%		04/01/26-09/01/42	67,006	70,533,981
Federal National Mortgage Assoc.	3.500%		TBA	57,000	59,723,086
Federal National Mortgage Assoc.	3.500%		TBA	41,000	43,062,812
Federal National Mortgage Assoc.	4.000%		09/01/40-12/01/43	6,843	7,333,714
Federal National Mortgage Assoc.	4.000%		TBA	67,500	72,056,245
Federal National Mortgage Assoc.	4.500%		05/01/39-12/01/40	13,633	15,038,173
Federal National Mortgage Assoc.	4.500%		TBA	49,000	53,321,972
Federal National Mortgage Assoc.	5.000%		TBA	7,000	7,783,672
Federal National Mortgage Assoc.	5.500%		TBA	15,000	16,900,782
Government National Mortgage Assoc.	3.500%		09/15/41-01/20/45	30,502	32,205,840
Government National Mortgage Assoc.	3.500%		TBA	46,000	48,402,424
Government National Mortgage Assoc.	4.000%		01/20/40-11/20/44	45,366	48,649,650
Government National Mortgage Assoc.	4.000%		TBA	19,000	20,243,164
Government National Mortgage Assoc.	4.500%		05/20/40-02/20/41	21,161	23,125,833
Government National Mortgage Assoc.	4.500%		TBA	1,500	1,653,797
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350%		06/07/21	2,200	3,922,424

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $766,170,095)					774,341,849

U.S. TREASURY OBLIGATIONS — 6.8%
U.S. Treasury Bonds	2.875%		05/15/43	5,585	5,950,644
U.S. Treasury Bonds	3.000%		11/15/44	1,550	1,698,340
U.S. Treasury Bonds(k)	3.375%		05/15/44	38,885	45,553,155
U.S. Treasury Notes	1.000%		03/15/18	3,672	3,685,484
U.S. Treasury Notes	1.250%		11/30/18	23,525	23,637,120
U.S. Treasury Notes	1.375%		06/30/18	25,815	26,133,660
U.S. Treasury Notes	1.375%		12/31/18	1,130	1,139,799
U.S. Treasury Notes	1.375%		03/31/20	38,080	38,085,940
U.S. Treasury Notes	1.500%		01/31/19	2,000	2,025,938
U.S. Treasury Notes	1.500%		05/31/19	4,120	4,164,418
U.S. Treasury Notes	1.500%		10/31/19	29,635	29,868,850
U.S. Treasury Notes	1.625%		04/30/19	32,250	32,784,124
U.S. Treasury Notes	1.625%		07/31/19	1,180	1,197,700
U.S. Treasury Notes	2.000%		02/15/25	590	593,734
U.S. Treasury Notes	3.500%		02/15/18	13,605	14,626,436
U.S. Treasury Strip Principal	2.351%	(s)	05/15/43	1,825	874,080
U.S. Treasury Strips Coupon	1.863%	(s)	05/15/22	7,060	6,202,330
U.S. Treasury Strips Coupon	2.404%	(s)	08/15/21	24,945	22,334,955
U.S. Treasury Strips Coupon	2.699%	(s)	05/15/26	22,700	17,791,080
U.S. Treasury Strips Principal	3.025%	(s)	05/15/44	6,200	2,899,411

TOTAL U.S. TREASURY OBLIGATIONS (cost $275,428,756)					281,247,198

TOTAL LONG-TERM INVESTMENTS (cost $4,048,833,116)					4,117,412,384

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

		Shares	Value

SHORT-TERM INVESTMENTS — 15.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 15.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $620,739,346; includes $188,529,979 of cash collateral for securities on loan)(b)(w)		620,739,346	$620,739,346

		Notional
		Amount
	Counterparty	(000)#

OPTIONS PURCHASED*(j) — 0.1%

Call Options — 0.1%
10 Year U.S. Treasury Notes Futures,
expiring 04/24/15, Strike Price $127.00		77,000	1,564,063
expiring 04/24/15, Strike Price $133.00		77,000	24,062
Interest Rate Swap Options,
Receive a fixed rate of 1.25% and pay a floating rate based on 3 Month LIBOR, expiring 08/19/15	Barclays Capital Group	125,000	706,785
Receive a fixed rate of 1.76% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Citigroup Global Markets	99,800	1,163,004

			3,457,914

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $98.75		36,250	7,250
expiring 12/14/15, Strike Price $98.88		36,250	10,875
expiring 12/14/15, Strike Price $99.13		36,250	24,469
expiring 12/14/15, Strike Price $99.25		36,250	37,156

			79,750

TOTAL OPTIONS PURCHASED (cost $2,718,381)			3,537,664

TOTAL SHORT-TERM INVESTMENTS (cost $623,457,727)			624,277,010

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 114.5% (cost $4,672,290,843)			4,741,689,394

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Notional
	Amount
	(000)#	Value

OPTIONS WRITTEN*(j)

Call Options
10 Year U.S. Treasury Notes Futures, expiring 04/24/15, Strike Price $130.00	154,000	$(505,313)

Put Options
90 Day Euro Dollar Futures, expiring 12/14/15, Strike Price $99.00	145,000	(65,250)

TOTAL OPTIONS WRITTEN (premiums received $758,572)		(570,563)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 114.5% (cost $4,671,532,271)		4,741,118,831
Liabilities in excess of other assets(x) — (14.5)%		(600,238,103)

NET ASSETS — 100.0%		$4,140,880,728

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $185,866,940; cash collateral of $ 188,529,979 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In addition, as of March 31, 2015, $1,398,676 of collateral has been segregated to cover securities lending requirements. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(f)	Indicates a restricted security; the aggregate cost of such securities is $43,566,300. The aggregate value of $43,903,926 is approximately 1.1% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
4,203	5 Year U.S. Treasury Notes	Jun. 2015	$501,819,410	$505,246,570	$3,427,160
1,593	10 Year U.S. Treasury Notes	Jun. 2015	203,925,572	205,347,656	1,422,084
536	U.S. Ultra Treasury Bond	Jun. 2015	89,126,325	91,053,000	1,926,675

					6,775,919

Short Position:
1,397	2 Year U.S. Treasury Notes	Jun. 2015	306,062,743	306,161,281	(98,538)

					$6,677,381

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

(2) A U.S. Treasury obligation and U.S. Government Agency obligations with a combined market value of $7,306,254 have been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2015.

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 04/10/15	Citigroup Global Markets	BRL	4,628	$1,533,209	$1,446,165	$(87,044)
Canadian Dollar,
Expiring 04/16/15	BNP Paribas	CAD	1,015	814,600	800,921	(13,679)
Euro,
Expiring 04/28/15	Citigroup Global Markets	EUR	28,908	32,972,874	31,095,269	(1,877,605)
Expiring 04/28/15	Citigroup Global Markets	EUR	613	692,555	659,750	(32,805)
Mexican Peso,
Expiring 04/22/15	Barclays Capital Group	MXN	3,494	234,075	228,704	(5,371)
Expiring 04/22/15	BNP Paribas	MXN	12,037	802,500	787,929	(14,571)
Expiring 04/22/15	BNP Paribas	MXN	6,051	405,100	396,073	(9,027)
Expiring 04/22/15	BNP Paribas	MXN	151	9,874	9,913	39
Expiring 04/22/15	Citigroup Global Markets	MXN	1,126	75,198	73,737	(1,461)
Expiring 04/22/15	Citigroup Global Markets	MXN	670	43,300	43,835	535
South African Rand,
Expiring 04/20/15	JPMorgan Chase	ZAR	4,711	401,300	387,067	(14,233)
Expiring 04/20/15	JPMorgan Chase	ZAR	148	11,899	12,154	255
Swiss Franc,
Expiring 04/28/15	Deutsche Bank AG	CHF	1,030	1,215,200	1,061,523	(153,677)
Turkish Lira,
Expiring 04/20/15	Citigroup Global Markets	TRY	23	8,523	8,609	86

				$39,220,207	$37,011,649	$(2,208,558)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation(1)
Australian Dollar,
Expiring 04/16/15	JPMorgan Chase	AUD	927	$747,872	$705,368	$42,504
Brazilian Real,
Expiring 07/14/15	Citigroup Global Markets	BRL	3,563	1,203,800	1,081,299	122,501
British Pound,
Expiring 04/28/15	UBS AG	GBP	12,560	18,900,279	18,627,665	272,614
Euro,
Expiring 04/28/15	Bank of America	EUR	1,816	2,030,300	1,953,407	76,893
Expiring 04/28/15	Citgroup Global Markets	EUR	1,081	1,208,800	1,162,628	46,172
Expiring 04/28/15	JPMorgan Chase	EUR	60,105	67,570,770	64,652,553	2,918,217
Expiring 04/28/15	JPMorgan Chase	EUR	1,077	1,208,800	1,158,880	49,920
Hungarian Forint,
Expiring 04/22/15	Citigroup Global Markets	HUF	325,615	1,182,450	1,164,633	17,817

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation(1)

Japanese Yen,
Expiring 04/28/15	Bank of America	JPY	402,834	$3,406,908	$ 3,360,274	$ 46,634
Expiring 06/09/15	Barclays Capital Group	JPY	313,178	2,623,437	2,613,783	9,654
Mexican Peso,
Expiring 04/22/15	Deutsche Bank AG	MXN	30,470	2,030,900	1,994,617	36,283
Expiring 04/22/15	Goldman Sachs & Co.	MXN	6,023	401,546	394,263	7,283
New Zealand Dollar,
Expiring 04/16/15	JPMorgan Chase	NZD	272	208,115	203,297	4,818
Polish Zloty,
Expiring 04/23/15	JPMorgan Chase	PLN	4,764	1,278,467	1,256,213	22,254
Swiss Franc,
Expiring 04/28/15	UBS AG	CHF	1,439	1,595,737	1,482,963	112,774
Turkish Lira,
Expiring 04/20/15	Barclays Capital Group	TRY	2,615	1,094,521	1,000,476	94,045
Expiring 04/20/15	Barclays Capital Group	TRY	1,924	805,900	736,125	69,775
Expiring 04/20/15	Citigroup Global Markets	TRY	37,031	15,842,276	14,165,747	1,676,529
Expiring 04/20/15	Deutsche Bank AG	TRY	37,031	15,809,608	14,165,747	1,643,861

				$139,150,486	$131,879,938	$7,270,548

						$5,061,990

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2015.

Cross currency exchange contracts outstanding at March 31, 2015:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation(1)	Counterparty
04/20/15	Buy	EUR	1,079	ZAR	(14,120)	$554	Deutsche Bank AG

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2015.

Interest rate swap agreements outstanding at March 31, 2015:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
	18,565	11/15/19	1.334%	3 Month LIBOR(2)	$27,377	$—	$27,377	Citigroup Global Markets
AUD	2,090	12/19/32	4.423%	6 Month Australian Bank Bill(1)	332,122	—	332,122	Barclays Capital Group
AUD	590	12/20/32	4.420%	6 Month Australian Bank Bill(1)	93,165	—	93,165	Citigroup Global Markets
BRL	34,572	01/01/18	11.770%	1 Day Brazil Interbank Rate(1)	(377,541)	—	(377,541)	Deutsche Bank AG
BRL	14,416	01/01/21	11.300%	1 Day Brazil Interbank Rate(1)	(378,445)	—	(378,445)	Barclays Capital Group
BRL	13,485	01/01/21	12.640%	1 Day Brazil Interbank Rate(1)	61,162	—	61,162	Deutsche Bank AG
CLP	1,390,000	02/25/20	3.910%	Sinacofi Chile Interbank Rate	(6,832)	—	(6,832)	JPMorgan Chase
COP	415,000	02/13/20	5.050%	1 Day COLIBOR OIS(1)	(1,289)	—	(1,289)	Deutsche Bank AG
MXN	119,600	06/20/18	6.020%	28 Day Mexican Interbank Rate(1)	307,698	—	307,698	Credit Suisse First Boston Corp.
MXN	120,800	11/09/18	5.410%	28 Day Mexican Interbank Rate(1)	145,333	—	145,333	Deutsche Bank AG
MXN	18,300	04/28/23	5.100%	28 Day Mexican Interbank Rate(1)	(61,537)	—	(61,537)	Barclays Capital Group

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.)
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(1)	$134,650	$—	$134,650	Hong Kong & Shanghai Bank

					$275,863	$—	$275,863

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(3)

Exchange-traded swap agreements:
	73,320	03/11/17	0.966%	3 Month LIBOR(2)	$ 315	$ (251,449)	$ (251,764)
	13,025	12/24/17	1.384%	3 Month LIBOR(2)	1,629	(122,983)	(124,612)
	74,800	02/28/19	1.806%	3 Month LIBOR(2)	89,543	(1,371,707)	(1,461,250)
	20,950	02/28/19	1.625%	6 Month LIBOR(2)	244	(238,613)	(238,857)
	15,300	11/06/19	1.753%	6 Month LIBOR(2)	23,169	(196,449)	(219,618)
	20,070	12/02/19	1.639%	6 Month LIBOR(2)	240	(146,541)	(146,781)
	25,460	03/11/20	1.824%	3 Month LIBOR(2)	253	(365,411)	(365,664)
	31,900	07/31/21	2.290%	3 Month LIBOR(2)	342	(1,110,765)	(1,111,107)
	70,000	12/31/21	1.850%	3 Month LIBOR(2)	528	(101,969)	(102,497)
AUD	4,200	03/07/29	4.743%	6 Month BBSW(1)	(86,276)	694,351	780,627
CAD	29,800	01/09/20	1.710%	3 Month Canadian Bankers Acceptance(2)	14,768	(592,829)	(607,597)
EUR	16,500	08/01/17	0.125%	1 Day EONIA(2)	21,212	(124,033)	(145,245)
EUR	10,000	08/01/19	0.325%	1 Day EONIA(2)	34,087	(205,307)	(239,394)
EUR	7,200	08/01/21	0.604%	1 Day EONIA(2)	47,137	(296,902)	(344,039)
EUR	10,300	08/01/24	1.011%	1 Day EONIA(2)	120,651	(860,715)	(981,366)
EUR	5,250	08/04/24	1.054%	1 Day EONIA(2)	(157,015)	(462,935)	(305,920)
GBP	3,120	11/03/24	1.960%	6 Month LIBOR(2)	10,770	(294,284)	(305,054)
GBP	5,750	01/08/25	1.325%	1 Day SONIA(2)	(7,901)	(10,057)	(2,156)
JPY	265,000	02/26/35	1.194%	6 Month JPY LIBOR(1)	174	20,013	19,839
JPY	570,000	03/03/35	1.149%	6 Month JPY LIBOR(1)	718	2,654	1,936
MXN	75,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(1)	(11,953)	47,983	59,936
MXN	255,000	02/09/18	4.630%	28 Day Mexican Interbank Rate(1)	(764)	(9,203)	(8,439)
MXN	120,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(1)	(32,193)	124,312	156,505
MXN	64,200	05/25/22	6.370%	28 Day Mexican Interbank Rate(1)	(34,636)	163,546	198,182
MXN	66,200	12/27/24	5.795%	28 Day Mexican Interbank Rate(1)	52,953	(79,670)	(132,623)
MXN	26,800	07/27/34	6.720%	28 Day Mexican Interbank Rate(1)	195	36,223	36,028
ZAR	63,200	11/14/23	8.190%	3 Month JIBAR(1)	(39,479)	181,413	220,892
ZAR	9,400	01/12/25	7.430%	3 Month JIBAR(1)	462	(14,673)	(15,135)
ZAR	57,500	01/13/25	7.440%	3 Month JIBAR(1)	2,642	(86,627)	(89,269)
ZAR	23,000	01/13/25	7.430%	3 Month JIBAR(1)	1,144	(35,951)	(37,095)

					$ 52,959	$(5,708,578)	$(5,761,537)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward rate agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter forward rate agreements:
182,970	04/20/15	2.060%	10 Year CMS(1)	(111,363)	—	(111,363)	JPMorgan Chase
182,970	04/20/15	2.690%	100 Year CMM(2)	102,097	—	102,097	JPMorgan Chase
134,590	04/23/15	2.040%	10 Year CMS(1)	(51,695)	—	(51,695)	Citigroup Global Markets
134,590	04/23/15	2.675%	100 Year CMM(2)	53,298	—	53,298	Citigroup Global Markets
165,940	04/27/15	2.100%	10 Year CMS(1)	(157,870)	—	(157,870)	Citigroup Global Markets
165,940	04/27/15	2.750%	100 Year CMM(2)	187,512	—	187,512	Citigroup Global Markets

				$21,979	$—	$21,979

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(2):
CDX.NA.HY.17	12/20/16	5.000%	41,385	$2,456,237	$1,787,602	$668,635	Deutsche Bank AG
CDX.NA.HY.17	12/20/16	5.000%	29,063	1,724,885	1,327,995	396,890	Deutsche Bank AG
CDX.NA.HY.17	12/20/16	5.000%	26,040	1,545,497	1,141,058	404,439	Deutsche Bank AG
CDX.NA.HY.17	12/20/16	5.000%	15,113	896,940	633,886	263,054	Credit Suisse First Boston Corp.

				$6,623,559	$4,890,541	$1,733,018

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2015(4)	Unrealized Appreciation(5)
Exchange-traded credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.24	06/20/20	1.000%	686,000	$(12,754,790)	$(12,409,951)	$344,839

A U.S. Government obligation with a market value of $13,306,178 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at March 31, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2015.

Currency swap agreements outstanding at March 31, 2015:

									Upfront
Notional			Notional						Premiums	Unrealized
Amount			Amount				Termination	Fair	Paid	Appreciation
(000)#		Fund Receives	(000)#		Fund Pays	Counterparty	Date	Value(1)	(Received)	(Depreciation)
Over-the-counter swap agreements:

	2,543	3 Month LIBOR	EUR	1,950	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	$447,677	$—	$447,677
	14,515	3 Month LIBOR	EUR	11,000	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	01/04/16	2,706,118	—	2,706,118
	2,108	3 Month LIBOR	JPY	210,000	3 Month JPY LIBOR minus 38.43 bps	Barclays Capital Group	10/12/16	360,980	—	360,980
	1,748	3 Month LIBOR	JPY	170,355	3 Month JPY LIBOR minus 32.75 bps	Citigroup Global Markets	05/02/15	327,141	—	327,141
	1,284	3 Month LIBOR plus 313 bps	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	422,925	(73,634)	496,559
	256	3 Month LIBOR plus 333 bps	JPY	20,000	4.500%	Citigroup Global Markets	06/08/15	83,860	(10,063)	93,923
	1,562	3 Month LIBOR	EUR	1,210	3 Month EURIBOR minus 30 bps	Citigroup Global Markets	09/26/15	261,663	—	261,663
	2,527	3 Month LIBOR	EUR	1,920	3 Month EURIBOR minus 30 bps	Citigroup Global Markets	12/18/15	463,313	—	463,313
	1,253	3 Month LIBOR	EUR	1,080	3 Month EURIBOR minus 24.5 bps	Citigroup Global Markets	01/16/17	94,367	—	94,367
	706	3 Month LIBOR plus 432 bps	JPY	55,000	3.450%	Citigroup Global Markets	03/24/17	275,152	4,501	270,651
	2,658	3 Month LIBOR plus 220 bps	EUR	2,180	4.250%	Citigroup Global Markets	07/14/17	148,710	(227,068)	375,778
	269	3 Month LIBOR plus 208 bps	EUR	220	4.250%	Citigroup Global Markets	07/14/17	15,010	(25,141)	40,151
	9,884	3 Month LIBOR	EUR	7,500	3 Month EURIBOR minus 30.50 bps Boston Corp.	Credit Suisse First	12/20/15	1,823,926	—	1,823,926
	10,098	3 Month LIBOR	JPY	1,030,000	3 Month JPY LIBOR minus 31.75 bps	Deutsche Bank AG	05/14/17	1,493,046	—	1,493,046
TRY	74,330	8.690%		35,770	3 Month LIBOR	Hong Kong & Shanghai Bank	09/09/15	(5,924,571)	—	(5,924,571)
	2,072	3 Month LIBOR	EUR	1,600	3 Month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	09/27/15	351,762	—	351,762
	3,268	3 Month LIBOR	EUR	2,500	3 Month EURIBOR minus 30.80 bps	Hong Kong & Shanghai Bank	12/17/15	581,981	—	581,981
	5,398	3 Month LIBOR	EUR	4,100	3 Month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	12/19/15	991,476	—	991,476
	2,443	3 Month LIBOR	EUR	1,900	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	403,363	—	403,363

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Currency swap agreements outstanding at March 31, 2015 (continued):

									Upfront
Notional			Notional						Premiums	Unrealized
Amount			Amount				Termination	Fair	Paid	Appreciation
(000)#		Fund Receives	(000)#		Fund Pays	Counterparty	Date	Value(1)	(Received)	(Depreciation)
Over-the-counter swap agreements (cont’d.)
JPY	565,000	3 Month JPY LIBOR minus 43.35 bps		4,796	3 Month LIBOR	JPMorgan Chase	11/26/16	$(87,583)	$—	$(87,583)
JPY	2,260,000	3 monh JPY LIBOR minus 42.10 bps		19,144	3 Month LIBOR	JPMorgan Chase	11/28/16	(305,167)	—	(305,167)
	32,632	3 Month LIBOR	EUR	28,400	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	1,906,062	—	1,906,062
	5,793	3 Month LIBOR plus 54.25 bps	JPY	700,000	.15500%	JPMorgan Chase	10/26/17	(47,682)	—	(47,682)
	4,796	3 Month LIBOR	JPY	565,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	98,895	—	98,895
	19,144	3 Month LIBOR	JPY	2,260,000	3 Month JPY LIBOR minus 67.32 bps	JPMorgan Chase	11/28/24	304,510	—	304,510

								$7,196,934	$(331,405)	$7,528,339

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligation	$—	$882,749	$—
Collateralized Loan Obligations	—	376,208,983	3,750,000
Non-Residential Mortgage-Backed Securities	—	101,298,488	10,235,550
Residential Mortgage-Backed Securities	—	235,408,486	43,575,516
Bank Loans	—	118,449,565	—
Commercial Mortgage-Backed Securities	—	505,268,891	21,432,009
Corporate Bonds	—	1,249,940,461	9,932,533
Municipal Bonds	—	62,649,386	—
Non-Corporate Foreign Agencies	—	116,394,676	—
Sovereigns	—	206,396,044	—
U.S. Government Agency Obligations	—	774,341,849	—
U.S. Treasury Obligations	—	281,247,198	—
Affiliated Money Market Mutual Fund	620,739,346	—	—
Options Purchased	1,667,875	1,869,789	—
Options Written	(570,563)	—	—
Other Financial Instruments*
Futures Contracts	6,677,381	—	—
Foreign Forward Currency Contracts	—	5,061,990	—
Cross Currency Contract	—	554	—
Forward Rate Agreements	—	—	21,979
Over-the-counter interest rate swaps	—	275,863	—
Exchange-traded interest rate swaps	—	(5,761,537)	—
Over-the-counter credit default swaps	—	6,623,559	—
Exchange-traded credit default swaps	—	344,839	—
Currency Swap Agreements	—	7,196,934	—

Total	$628,514,039	$4,044,098,767	$88,947,587

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Non-Residential Mortgage-backed Securities	Residential Mortgage-backed Securities	Bank Loans	Commercial Mortgage-Backed Securities
Balance as of 12/31/14	$12,405,375	$—	$—	$3,113,310	$6,288,386
Realized gain (loss)	—	—	—	(676)	—
Change in unrealized appreciation (depreciation)**	—	(1,850)	(297)	(159,197)	(5,320)
Purchases	3,750,000	10,237,400	43,575,516	—	15,148,950
Sales	—	—	—	(2,954,011)	—
Accrued discount/premium	—	—	297	574	(7)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(12,405,375)	—	—	—	—

Balance as of 03/31/15	$3,750,000	$10,235,550	$43,575,516	$—	$21,432,009

	Corporate	Forward Rate
	Bonds	Agreements
Balance as of 12/31/14	$8,737,803	$—
Realized gain (loss)		—
Change in unrealized appreciation (depreciation)**	190,903	21,979
Purchases	—	—
Sales	—	—
Accrued discount/premium	(1,373)	—
Transfers into Level 3	1,005,200	—
Transfers out of Level 3	—	—

Balance as of 03/31/15	$9,932,533	$21,979

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange- traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

**	Of which, $205,415 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2015	Valuation Methodology	Unobservable Inputs
Collateralized Loan Obligations	$3,750,000	Market approach	Single broker indicative quote
Non-Residential Mortgage-Backed Securities	9,237,050	Market approach	Single broker indicative quote
Non-Residential Mortgage-Backed Securities	998,500	Market approach	Single broker indicative quote
Residential Mortgage-Backed Securities	43,575,516	Market approach	Single broker indicative quote
Commercial Mortgage-Backed Securities	21,432,009	Market approach	Single broker indicative quote
Corporate Bonds	9,932,533	Market approach	Single broker indicative quote
Forward Rate Agreements	21,979	Market approach	Convexity adjustment and forward rate volatility

	$88,947,587

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Investments in Securities	Amount Transferred	Level Transfer	Logic
Collateralized Loan Obligations	$12,405,375	L3 to L2	Single Broker Quote to Evaluated Bid
Corporate Bonds	$ 1,005,200	L2 to L3	Evaluated Bid to Single Broker Quote

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 52.0%
AFFILIATED MUTUAL FUNDS — 49.8%
AST Global Real Estate Portfolio*	59,736	$697,721
AST High Yield Portfolio*	50,177	431,523
AST Prudential Core Bond Portfolio*	20,876	237,987
AST QMA Emerging Markets Equity Portfolio*	73,059	705,024
AST QMA US Equity Alpha Portfolio*	305,602	6,701,848

TOTAL AFFILIATED MUTUAL FUNDS (cost $8,166,506)(w)		8,774,103

EXCHANGE TRADED FUND — 2.2%
PowerShares Preferred Portfolio (cost $396,107)	26,600	396,606

TOTAL LONG-TERM INVESTMENTS (cost $8,562,613)		9,170,709

SHORT-TERM INVESTMENTS — 49.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 46.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $8,200,417)(w)	8,200,417	8,200,417

Interest	Maturity	Principal Amount
Rate	Date	(000)#	Value
U.S. TREASURY OBLIGATIONS(k)(n) — 3.1%
U.S. Treasury Bills
0.010%	06/18/15	100	$99,997
0.045%	06/18/15	100	99,997
0.060%	09/17/15	150	149,930
0.101%	09/17/15	50	49,976
0.116%	09/17/15	50	49,976
0.141%	09/17/15	100	99,953

TOTAL U.S. TREASURY OBLIGATIONS (cost $549,238)			549,829

TOTAL SHORT-TERM INVESTMENTS (cost $8,749,655)			8,750,246

TOTAL INVESTMENTS — 101.7% (cost $17,312,268)			17,920,955
Liabilities in excess of other assets(x) — (1.7)%			(304,237)

NET ASSETS — 100.0%			$17,616,718

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number			Value at		Unrealized
of		Expiration	Trade	Value at	Appreciation
Contracts	Type	Date	Date	March 31, 2015	(Depreciation)(1)(2)
Long Positions:
1	DAX Index	Jun. 2015	$323,595	$322,856	$(739)
4	Euro STOXX 50	Jun. 2015	155,814	156,169	355
13	IBEX 35 Index	Apr. 2015	1,545,569	1,606,136	60,567
7	TOPIX Index	Jun. 2015	896,152	900,863	4,711

					$64,894

(1)	U.S. Treasury Securities with a market value of $539,834 have been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts as of March 31, 2015.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$16,974,520	$—	$—
Exchange Traded Fund	396,606	—	—
U.S. Treasury Obligations	—	549,829	—
Other Financial Instruments*
Financial Futures Contracts	64,894	—	—

Total	$17,436,020	$549,829	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange- traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 84.9%
COMMON STOCKS — 65.2%
Aerospace & Defense — 1.4%
Airbus Group NV (France)	26,363	$1,713,876
BAE Systems PLC (United Kingdom)	134,763	1,044,350
Cubic Corp.	8,600	445,222
Curtiss-Wright Corp.	14,800	1,094,312
Ducommun, Inc.*	17,500	453,250
General Dynamics Corp.	171,200	23,236,976
Honeywell International, Inc.	70,700	7,374,717
Huntington Ingalls Industries, Inc.	128,841	18,057,066
KLX, Inc.*	125,200	4,825,208
Korea Aerospace Industries Ltd. (South Korea)	2,406	122,187
L-3 Communications Holdings, Inc.	62,800	7,899,612
Lockheed Martin Corp.	93,100	18,895,576
Northrop Grumman Corp.	102,600	16,514,496
QinetiQ Group PLC (United Kingdom)	26,640	75,352
Safran SA (France)	23,860	1,667,129
Triumph Group, Inc.	70,300	4,198,316

		107,617,645

Air Freight & Logistics — 0.5%
bpost SA (Belgium)	3,407	95,620
CTT-Correios de Portugal SA (Portugal)	331,232	3,546,558
FedEx Corp.	112,200	18,563,490
Freightways Ltd. (New Zealand)	77,065	361,151
Norbert Dentressangle SA (France)	376	63,632
Oesterreichische Post AG (Austria)	1,907	93,913
Park-Ohio Holdings Corp.	7,100	373,957
Sinotrans Ltd. (China) (Class H Stock)	99,000	56,908
United Parcel Service, Inc. (Class B Stock)	142,600	13,823,644

		36,978,873

Airlines — 0.6%
Air New Zealand Ltd. (New Zealand)	1,659,162	3,374,787
Alaska Air Group, Inc.	184,000	12,177,120
Allegiant Travel Co.	15,400	2,961,266
Cathay Pacific Airways Ltd. (Hong Kong)	109,000	252,231
easyJet PLC (United Kingdom)	8,959	249,341
International Consolidated Airlines Group SA (United Kingdom)*	34,611	310,110
JetBlue Airways Corp.*(a)	166,000	3,195,500
Republic Airways Holdings, Inc.*	72,400	995,500
Ryanair Holdings PLC (Ireland), ADR	24,400	1,629,188
Singapore Airlines Ltd. (Singapore)	23,200	201,992
Southwest Airlines Co.	498,300	22,074,690
Turk Hava Yollari Anonim Ortakligi (Turkey)*	324,881	1,071,729

		48,493,454

Auto Components — 0.6%
Brembo SpA (Italy)	1,583	64,687
Continental AG (Germany)	4,867	1,146,157
Dana Holding Corp.(a)	276,200	5,844,392
Faurecia (France)	89,454	3,900,725
Gentex Corp.	182,900	3,347,070
Hankook Tire Co. Ltd. (South Korea)	2,630	107,310
Hyundai Mobis Co. Ltd. (South Korea)	2,422	536,487
Johnson Controls, Inc.	450,200	22,708,088
Keihin Corp. (Japan)	3,800	58,256
Koito Manufacturing Co. Ltd. (Japan)	4,500	135,309
NHK Spring Co. Ltd. (Japan)	6,800	70,741
NOK Corp. (Japan)	68,100	2,047,600

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Tenneco, Inc.*	50,400	$2,893,968
Tower International, Inc.*	11,600	308,560
Toyota Industries Corp. (Japan)	7,100	406,098
Unipres Corp. (Japan)	42,500	866,704

		44,442,152

Automobiles — 0.7%
China Motor Corp. (Taiwan)	38,000	32,884
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	91,659	250,966
Daimler AG (Germany)	89,498	8,594,882
Fiat Chrysler Automobiles NV (United Kingdom)*	39,699	644,474
Fuji Heavy Industries Ltd. (Japan)	99,100	3,289,747
Geely Automobile Holdings Ltd. (China)	285,000	146,404
Great Wall Motor Co. Ltd. (China) (Class H Stock)	39,500	278,461
Hyundai Motor Co. (South Korea)	6,429	973,618
Nissan Motor Co. Ltd. (Japan)	81,900	832,968
Peugeot SA (France)*	263,138	4,398,494
Renault SA (France)	11,088	1,007,119
Tata Motors Ltd. (India), ADR	34,600	1,559,076
Thor Industries, Inc.	283,300	17,907,393
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	6,890	41,675
Toyota Motor Corp. (Japan)	131,400	9,172,210
UMW Holdings Bhd (Malaysia)	19,700	57,728
Volkswagen AG (Germany)	1,252	321,916
Yulon Motor Co. Ltd. (Taiwan)	47,000	64,131

		49,574,146

Banks — 4.1%
1st Source Corp.	16,500	530,145
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	43,696	76,801
Agricultural Bank of China Ltd. (China) (Class H Stock)	767,000	379,736
Aozora Bank Ltd. (Japan)	51,000	180,773
Associated Banc-Corp.	95,900	1,783,740
BancFirst Corp.	5,900	359,782
Banco do Brasil SA (Brazil)	30,700	221,337
Banco Santander SA (Spain)	953,788	7,149,921
Bank Central Asia Tbk PT (Indonesia)	460,300	521,681
Bank Hapoalim BM (Israel)	585,875	2,817,098
Bank Leumi Le-Israel BM (Israel)*	54,938	203,725
Bank Negara Indonesia Persero Tbk PT (Indonesia)	2,184,400	1,205,970
Bank of America Corp.	2,489,300	38,310,327
Bank of China Ltd. (China) (Class H Stock)	2,806,000	1,622,081
Bank of Communications Co. Ltd. (China) (Class H Stock)	1,496,000	1,285,734
Bank of Queensland Ltd. (Australia)	15,773	165,282
Bank of Yokohama Ltd. (The) (Japan)	13,000	76,136
BBCN Bancorp, Inc.	128,900	1,865,183
Berkshire Hills Bancorp, Inc.	17,700	490,290
Camden National Corp.	4,800	191,232
Cathay General BanCorp.	84,248	2,396,856
Chang Hwa Commercial Bank Ltd. (Taiwan)	1,348,000	778,731
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	900,000	678,507
China Construction Bank Corp. (China) (Class H Stock)	2,559,000	2,123,937

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
China Everbright Bank Co. Ltd. (China) (Class H Stock)	2,051,000	$1,129,804
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	1,682,000	1,090,393
Commonwealth Bank of Australia (Australia)	137,719	9,768,491
Credit Agricole SA (France)	44,243	650,147
Dah Sing Banking Group Ltd. (Hong Kong)	48,800	84,556
DnB ASA (Norway)	251,024	4,028,863
Dubai Islamic Bank PJSC (United Arab Emirates)	37,589	63,235
East West Bancorp, Inc.	187,245	7,575,933
Enterprise Financial Services Corp.	19,000	392,540
Fidelity Southern Corp.	26,056	439,825
Fifth Third BanCorp.	45,900	865,215
Financial Institutions, Inc.	15,700	360,001
FinecoBank Banca Fineco SpA (Italy)*	9,767	67,345
First BanCorp*	167,400	1,037,880
First BanCorp	18,800	330,128
First Community Bancshares, Inc.	15,600	273,468
First Financial Corp.	11,000	394,790
First Financial Holding Co. Ltd. (Taiwan)	264,470	157,053
First International Bank of Israel Ltd. (Israel)	45,700	628,260
First Interstate Bancsystem, Inc. (Class A Stock)	39,400	1,096,108
First Merchants Corp.	36,300	854,502
First NBC Bank Holding Co.*	36,100	1,190,578
First Niagara Financial Group, Inc.	350,100	3,094,884
Fulton Financial Corp.	316,700	3,908,078
Great Southern Bancorp, Inc.	12,100	476,619
Great Western Bancorp, Inc.	82,900	1,824,629
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	32,800	82,659
Hanmi Financial Corp.	33,500	708,525
Heartland Financial USA, Inc.	19,400	633,022
Hilltop Holdings, Inc.*	135,500	2,634,120
Horizon Bancorp	10,900	254,951
HSBC Holdings PLC (United Kingdom)	815,830	6,952,002
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	1,323,550	756,160
ICICI Bank Ltd. (India), ADR	18,700	193,732
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	2,616,000	1,935,009
Industrial Bank of Korea (South Korea)	13,421	161,100
International Bancshares Corp.	41,915	1,091,048
Intesa Sanpaolo SpA (Italy)	44,315	137,635
JPMorgan Chase & Co.	795,900	48,215,622
KB Financial Group, Inc. (South Korea)	17,343	612,188
KBC Groep NV (Belgium)*	11,183	691,133
KeyCorp	1,686,200	23,876,592
Komercni Banka A/S (Czech Republic)	1,702	367,119
Krung Thai Bank PCL (Thailand)	125,100	87,655
Lakeland Financial Corp.	7,500	304,350
MainSource Financial Group, Inc.	21,000	412,440
Masraf Al Rayan QSC (Qatar)	29,716	387,931
Mega Financial Holding Co. Ltd. (Taiwan)	600,526	497,447
MidWestOne Financial Group, Inc.	6,700	193,161
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,280,300	7,929,427
Mizuho Financial Group, Inc. (Japan)	3,610,200	6,344,846
National Australia Bank Ltd. (Australia)	101,880	2,982,464

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
National Bank of Abu Dhabi PJSC (United Arab Emirates)	24,979	$80,876
Natixis SA (France)	635,708	4,761,808
Nedbank Group Ltd. (South Africa)	11,764	230,404
Old National Bancorp	108,300	1,536,777
Oversea-Chinese Banking Corp. Ltd. (Singapore)	166,065	1,278,768
Pacific Continental Corp.	20,610	272,464
Popular, Inc. (Puerto Rico)*	215,800	7,421,362
Preferred Bank	14,000	384,580
Prosperity Bancshares, Inc.	143,800	7,546,624
Qatar Islamic Bank SAQ (Qatar)	14,040	382,124
Regions Financial Corp.	1,760,900	16,640,505
Resona Holdings, Inc. (Japan)	538,800	2,673,939
Sberbank of Russia (Russia), ADR	105,143	461,998
ServisFirst Bancshares, Inc.	11,300	372,787
Signature Bank*	76,700	9,938,786
SpareBank 1 SMN (Norway)	64,826	478,456
Standard Bank Group Ltd. (South Africa)	64,363	889,427
State Bank of India (India), GDR, RegS	2,018	85,361
Stock Yards Bancorp, Inc.	9,900	340,857
Sumitomo Mitsui Financial Group, Inc. (Japan)	140,200	5,370,303
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	373,000	1,549,470
SVB Financial Group*	33,800	4,293,952
Taishin Financial Holding Co. Ltd. (Taiwan)	2,722,925	1,155,576
TCF Financial Corp.	313,800	4,932,936
TMB Bank PCL (Thailand)	11,577,600	1,060,272
TSB Banking Group PLC (United Kingdom)*	79,808	395,179
Turkiye Is Bankasi (Turkey) (Class C Stock)	349,634	786,873
U.S. Bancorp	32,300	1,410,541
Umpqua Holdings Corp.	72,400	1,243,832
United Community Banks, Inc.	21,300	402,144
United Overseas Bank Ltd. (Singapore)	55,200	925,272
Univest Corp. of Pennsylvania	20,400	403,716
VTB Bank OJSC (Russia), GDR, RegS	21,915	44,224
Wells Fargo & Co.	205,600	11,184,640
Western Alliance Bancorp*	12,800	379,392
Westpac Banking Corp. (Australia)	23,936	715,472
Wilshire Bancorp, Inc.	171,550	1,710,353
Woori Bank (South Korea)	16,651	140,511
Yadkin Financial Corp.*	25,000	507,500

		310,030,729

Beverages — 1.1%
AMBEV SA (Brazil)	49,100	283,688
Anheuser-Busch InBev NV (Belgium)	34,604	4,227,394
Arca Continental SAB de CV (Mexico)*	14,200	87,322
C&C Group PLC (Ireland)	255,381	1,045,414
Carlsberg A/S (Denmark) (Class B Stock)	6,032	497,377
Cia Cervecerias Unidas SA (Chile)	5,251	54,564
Coca-Cola Bottling Co. Consolidated	3,400	384,404
Coca-Cola Co. (The)	305,200	12,375,860
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	15,000	119,500
Diageo PLC (United Kingdom)	17,161	474,231
Heineken NV (Netherlands)	10,194	778,071
Hite Jinro Co. Ltd. (South Korea)	2,212	44,222
Monster Beverage Corp.*	169,500	23,457,952
PepsiCo, Inc.	391,418	37,427,389

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Pernod Ricard SA (France)	9,114	$1,077,651
Remy Cointreau SA (France)	1,401	103,183
Vina Concha y Toro SA (Chile)	142,187	292,958

		82,731,180

Biotechnology — 1.7%
Acorda Therapeutics, Inc.*(a)	32,500	1,081,600
Alexion Pharmaceuticals, Inc.*	25,200	4,367,160
Amgen, Inc.	210,900	33,712,365
Anacor Pharmaceuticals, Inc.*	24,500	1,417,325
Biogen, Inc.*	74,600	31,499,104
Dyax Corp.*	205,600	3,444,828
Five Prime Therapeutics, Inc.*	50,600	1,156,210
Genomic Health, Inc.*	16,006	488,983
Gilead Sciences, Inc.*	237,600	23,315,688
Halozyme Therapeutics, Inc.*	13,700	195,636
Hyperion Therapeutics, Inc.*	64,700	2,969,730
Infinity Pharmaceuticals, Inc.*	90,000	1,258,200
Ligand Pharmaceuticals, Inc.*(a)	6,200	478,082
MiMedx Group, Inc.*(a)	209,100	2,174,640
Pharmacyclics, Inc.*	17,300	4,427,935
Portola Pharmaceuticals, Inc.*	7,300	277,108
Prothena Corp. PLC (Ireland)*	87,900	3,352,506
Regulus Therapeutics, Inc.*(a)	36,500	618,310
Repligen Corp.*	60,300	1,830,708
United Therapeutics Corp.*(a)	78,800	13,587,878

		131,653,996

Building Products — 0.4%
A.O. Smith Corp.	298,668	19,610,540
AAON, Inc.	20,950	513,903
American Woodmark Corp.*	33,100	1,811,563
Assa Abloy AB (Sweden) (Class B Stock)	14,758	879,066
Continental Building Products, Inc.*	35,000	790,650
Daikin Industries Ltd. (Japan)	13,200	882,473
Insteel Industries, Inc.	8,200	177,366
KCC Corp. (South Korea)	891	453,819
Quanex Building Products Corp.	9,800	193,452
Sanwa Holdings Corp. (Japan)	102,000	756,669
Trex Co., Inc.*	15,300	834,309
Universal Forest Products, Inc.	27,600	1,531,248

		28,435,058

Capital Markets — 1.2%
3i Group PLC (United Kingdom)	463,118	3,309,115
Ameriprise Financial, Inc.	26,100	3,414,924
Bank of New York Mellon Corp. (The)	151,400	6,092,336
BGC Partners, Inc. (Class A Stock)	189,700	1,792,665
CETIP SA - Mercados Organizados (Brazil)	11,800	117,758
Franklin Resources, Inc.	222,400	11,413,568
GAMCO Investors, Inc. (Class A Stock)	7,800	612,378
Goldman Sachs Group, Inc. (The)	150,100	28,214,297
Haitong International Securities Group Ltd. (Hong Kong)	566,000	392,516
Henderson Group PLC (United Kingdom)	483,651	2,007,869
INTL. FCStone, Inc.*	5,500	163,515
Macquarie Group Ltd. (Australia)	96,274	5,596,059
Mediobanca SpA (Italy)	25,747	246,334
Piper Jaffray Cos.*	100,300	5,261,738
Platinum Asset Management Ltd. (Australia)	12,468	74,069
Raymond James Financial, Inc.	49,800	2,827,644

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
SEI Investments Co.	165,931	$7,315,898
Vontobel Holding AG (Switzerland)	5,460	231,214
Waddell & Reed Financial, Inc. (Class A Stock)	181,736	9,003,201
Westwood Holdings Group, Inc.	10,300	621,090
Yuanta Financial Holding Co. Ltd. (Taiwan)	2,362,075	1,187,464

		89,895,652

Chemicals — 1.5%
Albemarle Corp.	65,100	3,439,884
Asahi Kasei Corp. (Japan)	521,000	4,975,355
BASF SE (Germany)	21,456	2,124,040
Cabot Corp.	236,400	10,638,000
Celanese Corp. (Class A Stock)	339,800	18,981,228
China BlueChemical Ltd. (China) (Class H Stock)	968,000	369,420
Denki Kagaku Kogyo KK (Japan)	18,000	70,914
EMS-Chemie Holding AG (Switzerland)	352	143,137
Ferro Corp.*	63,600	798,180
FutureFuel Corp.	64,189	659,221
Grupa Azoty SA (Poland)	2,047	43,744
Hanwha Corp. (South Korea)	2,538	82,912
Hitachi Chemical Co. Ltd. (Japan)	5,000	106,768
Huabao International Holdings Ltd. (Hong Kong)	732,000	544,259
Hyosung Corp. (South Korea)	1,241	96,778
K+S AG (Germany)	148,159	4,827,305
Kuraray Co. Ltd. (Japan)	14,700	199,035
Kureha Corp. (Japan)	14,000	60,005
LyondellBasell Industries NV (Class A Stock)	266,400	23,389,920
Minerals Technologies, Inc.	20,900	1,527,790
Nitto Denko Corp. (Japan)	8,600	574,256
Novozymes A/S (Denmark) (Class B Stock)	13,672	624,113
Scotts Miracle-Gro Co. (The) (Class A Stock)	36,800	2,471,856
Sherwin-Williams Co. (The)	52,100	14,822,450
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	188,000	70,079
Stepan Co.	45,700	1,903,862
Sumitomo Chemical Co. Ltd (Japan)	34,000	174,503
Tokyo Ohka Kogyo Co. Ltd. (Japan)	19,100	617,108
Tosoh Corp. (Japan)	23,000	115,851
Trecora Resources*	29,425	358,985
Tredegar Corp.	32,100	645,531
Valspar Corp. (The)	131,152	11,020,702
Victrex PLC (United Kingdom)	3,412	94,773
Yara International ASA (Norway)	69,815	3,544,711

		110,116,675

Commercial Services & Supplies — 0.5%
China Everbright International Ltd. (China)	88,000	147,593
Copart, Inc.*	210,100	7,893,457
Deluxe Corp.	180,400	12,498,112
Herman Miller, Inc.	110,800	3,075,808
HNI Corp.	26,000	1,434,420
Intrum Justitia AB (Sweden)	4,399	123,412
Kaba Holding AG (Switzerland) (Class B Stock)*	134	80,513
Kimball International, Inc. (Class B Stock)	13,400	140,432
Loomis AB (Sweden) (Class B Stock)	14,164	433,797

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
MSA Safety, Inc.	58,600	$2,922,968
Quad/Graphics, Inc.	29,800	684,804
Rollins, Inc.	63,301	1,565,434
RPS Group PLC (United Kingdom)	72,590	242,602
Secom Co. Ltd. (Japan)	9,100	606,973
Securitas AB (Sweden) (Class B Stock)	14,011	201,148
Societe BIC SA (France)	979	139,478
Steelcase, Inc. (Class A Stock)	144,400	2,734,936
Toppan Printing Co. Ltd. (Japan)	24,000	184,616
UniFirst Corp.	14,700	1,730,043
Waste Connections, Inc.	25,800	1,242,012
West Corp.	36,500	1,231,145

		39,313,703

Communications Equipment — 1.0%
ARRIS Group, Inc.*	195,500	5,648,973
Aruba Networks, Inc.*	41,800	1,023,682
Brocade Communications Systems, Inc.	47,000	557,655
Cisco Systems, Inc.	1,192,000	32,809,800
F5 Networks, Inc.*	22,700	2,609,138
InterDigital, Inc.	21,100	1,070,614
Pace PLC (United Kingdom)	12,603	64,291
Plantronics, Inc.	126,273	6,686,155
Polycom, Inc.*	633,252	8,485,577
QUALCOMM, Inc.	241,100	16,717,874
ShoreTel, Inc.*	97,800	666,996

		76,340,755

Construction & Engineering — 0.3%
Aegion Corp.*	84,000	1,516,200
Argan, Inc.	42,500	1,537,225
Boskalis Westminster NV (Netherlands)	3,534	174,185
Burkhalter Holding AG (Switzerland)	4,560	492,225
Carillion PLC (United Kingdom)	13,010	62,961
China Communications Construction Co. Ltd. (China) (Class H Stock)	997,000	1,404,824
China Railway Group Ltd. (China) (Class H Stock)	1,385,000	1,416,561
Chudenko Corp. (Japan)	12,100	235,507
Ferrovial SA (Spain)	24,049	511,329
Galliford Try PLC (United Kingdom)	101,163	2,133,029
Hazama Ando Corp. (Japan)	11,800	67,415
Hyundai Development Co-Engineering & Construction (South Korea)	2,039	104,521
Implenia AG (Switzerland)	942	61,757
KBR, Inc.	323,800	4,688,624
Kinden Corp. (Japan)	6,000	74,933
MYR Group, Inc.*	5,100	159,834
Skanska AB (Sweden) (Class B Stock)	208,622	4,677,162
Taisei Corp. (Japan)	44,000	248,349

		19,566,641

Construction Materials — 0.3%
Adelaide Brighton Ltd. (Australia)	29,555	101,743
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	68,500	258,673
Asia Cement Corp. (Taiwan)	228,480	287,070
BBMG Corp. (China) (Class H Stock)	65,000	60,055
Cemex Latam Holdings SA (Colombia)*	9,117	47,338
China National Building Material Co. Ltd. (China) (Class H Stock)	158,000	157,177

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
China Resources Cement Holdings Ltd. (Hong Kong)	1,480,000	$836,586
CSR Ltd. (Australia)	30,794	94,132
Eagle Materials, Inc.	113,300	9,467,348
Headwaters, Inc.*	160,700	2,947,238
Taiwan Cement Corp. (Taiwan)	189,000	266,001
United States Lime & Minerals, Inc.	8,600	554,700
Vulcan Materials Co.	62,000	5,226,600

		20,304,661

Consumer Finance — 0.1%
Enova International, Inc.*	10,600	208,714
Navient Corp.	41,800	849,794
Nelnet, Inc. (Class A Stock)	116,100	5,493,853
Provident Financial PLC (United Kingdom)	42,009	1,675,787
Synchrony Financial*	43,800	1,329,330

		9,557,478

Containers & Packaging — 0.5%
Bemis Co., Inc.	159,800	7,400,338
Greif, Inc. (Class A Stock)	127,400	5,002,998
Klabin SA (Brazil), UTS	16,900	96,691
Mayr Melnhof Karton AG (Austria)	1,306	134,810
Packaging Corp. of America	133,542	10,441,649
Rock-Tenn Co. (Class A Stock)(a)	190,100	12,261,450
RPC Group PLC (United Kingdom)	10,819	92,885
Smurfit Kappa Group PLC (Ireland)	11,859	333,235

		35,764,056

Distributors
Canon Marketing Japan, Inc. (Japan)	136,100	2,729,910
Inchcape PLC (United Kingdom)	18,278	214,877

		2,944,787

Diversified Consumer Services — 0.2%
American Public Education, Inc.*	22,200	665,556
Capella Education Co.	11,500	746,120
DeVry Education Group, Inc.	168,600	5,624,496
Graham Holdings Co.	3,400	3,568,742
Grand Canyon Education, Inc.*	55,700	2,411,810
K12, Inc.*	50,200	789,144
Strayer Education, Inc.*	19,800	1,057,518

		14,863,386

Diversified Financial Services — 0.9%
Banca IFIS SpA (Italy)	34,568	721,330
Berkshire Hathaway, Inc. (Class B Stock)*	280,086	40,422,012
CBOE Holdings, Inc.	63,900	3,668,179
CME Group, Inc.	58,800	5,568,948
FirstRand Ltd. (South Africa)	344,159	1,582,113
Fubon Financial Holding Co. Ltd. (Taiwan)	293,000	525,215
Gain Capital Holdings, Inc.	120,500	1,177,285
Industrivarden AB (Sweden) (Class C Stock)	86,090	1,615,278
Investment AB Kinnevik (Sweden) (Class B Stock)	10,254	342,302
Investor AB (Sweden) (Class B Stock)	143,249	5,702,287
MarketAxess Holdings, Inc.	1,800	149,220
Marlin Business Services Corp.	15,200	304,456
MSCI, Inc. (Class A Stock)	67,400	4,132,294
ORIX Corp. (Japan)	56,500	793,889

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
RMB Holdings Ltd. (South Africa)	24,807	$142,698

		66,847,506

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	922,900	30,132,685
Atlantic Tele-Network, Inc.	3,600	249,192
BT Group PLC (United Kingdom)	286,110	1,859,091
CenturyLink, Inc.	126,300	4,363,665
China Telecom Corp. Ltd. (China) (Class H Stock)	492,000	314,541
China Unicom Hong Kong Ltd. (China)	66,000	100,471
IDT Corp. (Class B Stock)	61,400	1,089,850
Inteliquent, Inc.	124,900	1,965,926
Intelsat SA*(a)	93,600	1,123,200
LG Uplus Corp. (South Korea)	92,220	913,608
Nippon Telegraph & Telephone Corp. (Japan)	94,000	5,802,716
Orange Polska SA (Poland)	23,136	58,139
Orange SA (France)	375,006	6,022,408
Premiere Global Services, Inc.*	60,717	580,455
Rostelecom OJSC (Russia), ADR	7,373	58,320
Telecom Italia SpA (Italy)*	1,720,137	2,014,104
Telecom Italia SpA (Italy) (Savings Share)	3,672,918	3,453,689
Telefonica SA (Spain)	183,648	2,613,210
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	2,437,000	537,348
Telkom SA SOC Ltd. (South Africa)*	173,127	1,129,226
Telstra Corp. Ltd. (Australia)	186,755	896,509
Turk Telekomunikasyon A/S (Turkey)	27,654	73,317
Verizon Communications, Inc.	61,400	2,985,882
Vonage Holdings Corp.*	88,500	434,535

		68,772,087

Electric Utilities — 0.9%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	256,000	2,198,732
Chubu Electric Power Co., Inc. (Japan)	28,000	333,870
Chugoku Electric Power Co., Inc. (The) (Japan)	13,000	169,459
EDP - Energias de Portugal SA (Portugal)	99,180	371,442
Electricite de France SA (France)	10,597	254,097
Endesa SA (Spain)	142,316	2,747,377
Enea SA (Poland)	12,406	54,083
Energa SA (Poland)	11,190	73,413
Enersis SA (Chile)	701,858	229,629
Entergy Corp.	118,600	9,190,314
Fortum OYJ (Finland)	229,014	4,797,869
Hokuriku Electric Power Co. (Japan)	8,000	105,860
IDACORP, Inc.	102,100	6,419,027
Kansai Electric Power Co., Inc. (The) (Japan)*	32,200	306,894
Korea Electric Power Corp. (South Korea)	10,051	414,199
Kyushu Electric Power Co., Inc. (Japan)	20,000	193,774
MGE Energy, Inc.	19,900	881,968
OGE Energy Corp.	215,700	6,818,277
PGE Polska Grupa Energetyczna SA (Poland)	161,167	885,463
Portland General Electric Co.	19,800	734,382
Power Assets Holdings Ltd. (Hong Kong)	193,500	1,975,218
PPL Corp.	570,500	19,203,030
RusHydro JSC (Russia), ADR	63,713	61,674

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Shikoku Electric Power Co., Inc. (Japan)*	8,500	$104,616
Southern Co. (The)	249,800	11,061,144
Tauron Polska Energia SA (Poland)	58,418	67,901
Tenaga Nasional Bhd (Malaysia)	121,500	470,421
Tohoku Electric Power Co., Inc. (Japan)	19,700	223,761
Tokyo Electric Power Co., Inc. (Japan)*	62,700	237,316

		70,585,210

Electrical Equipment — 0.7%
Acuity Brands, Inc.	86,000	14,461,760
AZZ, Inc.	28,600	1,332,474
Emerson Electric Co.	261,600	14,811,792
Encore Wire Corp.	9,600	363,648
Fuji Electric Co. Ltd. (Japan)	24,000	113,232
Generac Holdings, Inc.*	11,700	569,673
HellermannTyton Group PLC (United Kingdom)	12,322	61,110
Hubbell, Inc. (Class B Stock)	7,900	865,998
Mersen (France)	3,185	82,945
Mitsubishi Electric Corp. (Japan)	469,000	5,567,725
OSRAM Licht AG (Germany)	3,982	197,120
Regal-Beloit Corp.	96,500	7,712,280
Saft Groupe SA (France)	1,778	64,980
Sanyo Denki Co. Ltd. (Japan)	50,000	355,828
Thermon Group Holdings, Inc.*	40,200	967,614
Vestas Wind Systems A/S (Denmark)	9,913	408,722
Zhuzhou CSR Times Electric Co. Ltd. (China) (Class H Stock)	165,000	1,085,358

		49,022,259

Electronic Equipment, Instruments & Components — 1.2%
Alps Electric Co. Ltd. (Japan)	121,400	2,923,230
Arrow Electronics, Inc.*	153,900	9,410,985
AU Optronics Corp. (Taiwan)	2,273,000	1,140,510
Avnet, Inc.	216,989	9,656,011
Benchmark Electronics, Inc.*	15,715	377,631
CONEXIO Corp. (Japan)	25,400	229,086
Corning, Inc.	58,600	1,329,048
CTS Corp.	22,000	395,780
Hexagon AB (Sweden) (Class B Stock)	10,830	384,520
Hon Hai Precision Industry Co. Ltd. (Taiwan)	160,296	469,209
Hoya Corp. (Japan)	18,500	740,635
Ingram Micro, Inc. (Class A Stock)*	466,400	11,715,968
Innolux Corp. (Taiwan)	772,000	384,629
Insight Enterprises, Inc.*	55,100	1,571,452
Jabil Circuit, Inc.	777,600	18,180,288
Keyence Corp. (Japan)	1,900	1,036,824
Keysight Technologies, Inc.*	129,000	4,792,350
Largan Precision Co. Ltd. (Taiwan)	16,000	1,375,488
LG Display Co. Ltd. (South Korea)	38,084	1,077,775
Methode Electronics, Inc.	60,400	2,841,216
Murata Manufacturing Co. Ltd. (Japan)	43,500	5,974,256
Nippon Chemi-Con Corp. (Japan)*	626,000	1,842,221
PC Connection, Inc.	26,300	686,167
Rofin-Sinar Technologies, Inc.*	14,300	346,489
Sanmina Corp.*	138,300	3,345,477
ScanSource, Inc.*	36,600	1,487,790
TDK Corp. (Japan)	7,000	495,652
Tech Data Corp.*(a)	96,300	5,563,251

		89,773,938

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services — 0.6%
Atwood Oceanics, Inc.	564,200	$15,859,662
BW Offshore Ltd. (Norway)	614,999	424,663
Ensco PLC (Class A Stock)	306,500	6,457,955
Era Group, Inc.*	28,500	593,940
Gulf International Services QSC (Qatar)	29,407	773,823
Helix Energy Solutions Group, Inc.*	359,100	5,372,136
Matrix Service Co.*	90,000	1,580,400
Noble Corp. PLC(a)	739,500	10,560,060
Ocean Yield ASA (Norway)	14,769	94,876
Oil States International, Inc.*	12,500	497,125
Parker Drilling Co.*	95,600	333,644
Tidewater, Inc.(a)	224,100	4,289,274
Transocean Ltd.(a)	16,586	238,953

		47,076,511

Food & Staples Retailing — 1.2%
Amsterdam Commodities NV (Netherlands)	16,271	442,410
Axfood AB (Sweden)	15,833	836,503
Caseys General Stores, Inc.	48,600	4,378,860
Casino Guichard Perrachon SA (France)	2,425	214,723
Cencosud SA (Chile)	47,221	111,886
CVS Health Corp.	139,700	14,418,437
Delhaize Group SA (Belgium)	25,148	2,259,290
Distribuidora Internacional de Alimentacion SA (Spain)	477,912	3,729,591
E-Mart Co. Ltd. (South Korea)	737	154,485
Fresh Market, Inc. (The)*(a)	17,000	690,880
ICA Gruppen AB (Sweden)	4,358	146,077
J Sainsbury PLC (United Kingdom)(a)	253,567	973,038
Kroger Co. (The)	217,880	16,702,681
Magnit PJSC (Russia), GDR, RegS	10,627	542,508
Rallye SA (France)	7,471	281,118
Smart & Final Stores, Inc.*	13,100	230,560
Sonae SGPS SA (Portugal)	440,975	670,849
Spar Group Ltd. (The) (South Africa)	74,742	1,160,662
SUPERVALU, Inc.*	574,400	6,680,272
Village Super Market, Inc. (Class A Stock)	9,300	292,392
Wal-Mart de Mexico SAB de CV (Mexico)	557,900	1,390,224
Wal-Mart Stores, Inc.	427,700	35,178,325
Weis Markets, Inc.	8,500	422,960
Wesfarmers Ltd. (Australia)	20,271	676,927
WM Morrison Supermarkets PLC (United Kingdom)	88,213	252,106

		92,837,764

Food Products — 1.2%
Archer-Daniels-Midland Co.	442,900	20,993,460
Astra Agro Lestari Tbk PT (Indonesia)	21,500	39,907
Atria Oyj (Finland)	13,764	147,257
Austevoll Seafood ASA (Norway)	146,628	781,779
BRF SA (Brazil)	19,200	379,963
Bunge Ltd.	13,300	1,095,388
Cal-Maine Foods, Inc.(a)	41,500	1,620,990
China Agri-Industries Holdings Ltd. (China)	1,983,000	768,165
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	4	253,043
ConAgra Foods, Inc.	209,800	7,663,994
Dairy Crest Group PLC (United Kingdom)	26,624	174,451
Dean Foods Co.	29,700	490,941
Ebro Foods SA (Spain)	142,205	2,651,950
Flowers Foods, Inc.(a)	248,700	5,655,438

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Golden Agri-Resources Ltd. (Singapore)	297,700	$92,126
Gruma SAB de CV (Mexico) (Class B Stock)	81,000	1,030,668
Ingredion, Inc.	110,400	8,591,328
IOI Corp. Bhd (Malaysia)	103,000	127,655
JBS SA (Brazil)	223,300	992,818
John B Sanfilippo & Son, Inc.	16,600	715,460
Lancaster Colony Corp.	81,400	7,746,838
Leroy Seafood Group ASA (Norway)	14,931	434,575
Mitsui Sugar Co. Ltd. (Japan)	28,000	98,379
Nestle SA (Switzerland)	147,560	11,111,628
NH Food Ltd. (Japan)	7,000	161,305
Nippon Flour Mills Co. Ltd. (Japan)	13,000	64,287
PPB Group Bhd (Malaysia)	152,700	633,995
Salmar ASA (Norway)	89,944	1,291,949
Sanderson Farms, Inc.(a)	6,700	533,655
Schouw & Co. (Denmark)	11,331	543,172
Seaboard Corp.*	60	247,920
Tassal Group Ltd. (Australia)	151,631	391,745
Thai Union Frozen Products Pcl (Thailand)	390,500	241,212
Tiger Brands Ltd. (South Africa)	25,141	632,610
Unilever NV (United Kingdom), CVA	181,510	7,584,830
Wilmar International Ltd. (Singapore)	1,908,000	4,529,557

		90,514,438

Gas Utilities — 0.7%
AGL Resources, Inc.	233,200	11,578,380
Atmos Energy Corp.	176,083	9,737,390
Chesapeake Utilities Corp.	17,850	903,389
Enagas SA (Spain)	11,761	336,303
GAIL India Ltd. (India), GDR, RegS	2,897	107,624
Questar Corp.	366,100	8,735,146
Snam SpA (Italy)	92,524	449,122
Southwest Gas Corp.	3,221	187,366
UGI Corp.	586,850	19,125,442

		51,160,162

Health Care Equipment & Supplies — 1.2%
Abaxis, Inc.(a)	28,200	1,807,902
Abbott Laboratories	116,600	5,402,078
ABIOMED, Inc.*	52,500	3,757,950
Atrion Corp.	800	276,408
C.R. Bard, Inc.	105,200	17,605,220
Cantel Medical Corp.	28,300	1,344,250
Cyberonics, Inc.*(a)	21,200	1,376,304
Draegerwerk AG & Co. KGaA (Germany)	2,422	215,480
Edwards Lifesciences Corp.*	40,600	5,783,876
Globus Medical, Inc. (Class A Stock)*(a)	89,800	2,266,552
Greatbatch, Inc.*	46,800	2,707,380
Halyard Health, Inc.*(a)	41,900	2,061,480
Hill-Rom Holdings, Inc.	54,800	2,685,200
Hologic, Inc.*(a)	374,700	12,374,467
Invacare Corp.	46,300	898,683
Masimo Corp.*	19,700	649,706
Medtronic PLC	141,100	11,004,389
Natus Medical, Inc.*	64,300	2,537,921
Nipro Corp. (Japan)	6,500	61,885
Sirona Dental Systems, Inc.*(a)	71,000	6,389,290
STERIS Corp.(a)	11,812	830,029
Stryker Corp.	15,700	1,448,325
SurModics, Inc.*	30,900	804,327

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Teleflex, Inc.	62,200	$7,515,626
Vascular Solutions, Inc.*	31,500	955,080

		92,759,808

Health Care Providers & Services — 1.9%
Addus HomeCare Corp.*	5,800	133,516
Aetna, Inc.	218,700	23,298,111
Alfresa Holdings Corp. (Japan)	10,400	146,550
Anthem, Inc.	19,000	2,933,790
Centene Corp.*	185,400	13,105,926
CIGNA Corp.	81,000	10,484,640
CorVel Corp.*	21,000	722,610
Ensign Group, Inc. (The)	8,500	398,310
Express Scripts Holding Co.*	167,400	14,525,298
Health Net, Inc.*	184,000	11,130,160
LHC Group, Inc.*	7,400	244,422
LifePoint Hospitals, Inc.*	124,000	9,107,800
Mediclinic International Ltd. (South Africa)	13,715	137,695
Medipal Holdings Corp. (Japan)	64,900	845,916
MEDNAX, Inc.*	9,600	696,096
National Healthcare Corp.	8,600	547,906
Netcare Ltd. (South Africa)	323,627	1,109,809
Omnicare, Inc.	22,700	1,749,262
Primary Health Care Ltd. (Australia)	1,190,753	4,976,040
Providence Service Corp. (The)*	9,400	499,328
Rhoen Klinikum AG (Germany)	2,635	65,420
Select Medical Holdings Corp.	162,296	2,406,850
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	318,000	846,384
Suzuken Co. Ltd. (Japan)	45,430	1,384,753
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	42,600	846,888
United Drug PLC (Ireland)	101,079	708,466
UnitedHealth Group, Inc.	274,700	32,494,263
VCA, Inc.*	183,200	10,043,024

		145,589,233

Health Care Technology — 0.2%
Cerner Corp.*(a)	144,200	10,564,092
Quality Systems, Inc.	96,800	1,546,864

		12,110,956

Hotels, Restaurants & Leisure — 1.1%
888 Holdings PLC (United Kingdom)	463,391	1,044,834
Autogrill SpA (Italy)*	6,749	65,375
Betfair Group PLC (United Kingdom)	34,288	1,133,520
Bloomin Brands, Inc.	46,100	1,121,613
Brinker International, Inc.	151,800	9,344,808
Buffalo Wild Wings, Inc.*	20,800	3,769,792
Chipotle Mexican Grill, Inc.*	7,200	4,683,888
Compass Group PLC (United Kingdom)	31,542	547,543
Corporate Travel Management Ltd. (Australia)	6,844	61,088
Cracker Barrel Old Country Store, Inc.(a)	17,400	2,647,236
Darden Restaurants, Inc.	55,500	3,848,370
Dennys Corp.*	21,300	242,820
DineEquity, Inc.	61,800	6,613,218
Dominos Pizza Group PLC (United Kingdom)	9,352	107,530
Echo Entertainment Group Ltd. (Australia)	33,440	114,715

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
International Speedway Corp. (Class A Stock)	14,800	$482,628
Jack in the Box, Inc.	36,272	3,479,210
Jollibee Foods Corp. (Philippines)	17,790	87,481
Kangwon Land, Inc. (South Korea)	4,981	155,336
Marcus Corp. (The)	33,500	713,215
Marriott Vacations Worldwide Corp.	96,400	7,813,220
McDonalds Corp.	176,000	17,149,440
Monarch Casino & Resort, Inc.*	17,900	342,606
Oriental Land Co. Ltd. (Japan)	37,200	2,816,715
Panera Bread Co. (Class A Stock)*(a)	26,300	4,207,869
Ruths Hospitality Group, Inc.	30,700	487,516
Sodexo SA (France)	10,440	1,018,244
Speedway Motorsports, Inc.	20,300	461,825
Tatts Group Ltd. (Australia)	62,538	189,201
TUI AG (Germany)	19,331	339,143
Yum! Brands, Inc.	119,600	9,414,912

		84,504,911

Household Durables — 0.7%
Bellway PLC (United Kingdom)	21,355	625,944
Berkeley Group Holdings PLC (United Kingdom)	6,734	263,135
Coway Co. Ltd. (South Korea)	1,928	158,684
Electrolux AB (Sweden) (Class B Stock)	10,196	291,283
Ethan Allen Interiors, Inc.	26,400	729,696
Hanssem Co. Ltd. (South Korea)	6,642	1,103,639
Harman International Industries, Inc.	26,300	3,514,469
Haseko Corp. (Japan)	11,700	113,969
Helen of Troy Ltd.*	113,300	9,232,817
La-Z-Boy, Inc.	99,725	2,803,270
LG Electronics, Inc. (South Korea)	3,797	201,255
NVR, Inc.*	4,600	6,111,836
Panasonic Corp. (Japan)	473,600	6,219,336
Persimmon PLC (United Kingdom)*	17,871	440,401
Redrow PLC (United Kingdom)	12,907	68,578
Skullcandy, Inc.*	14,100	159,330
Sony Corp. (Japan)*	209,600	5,605,462
Tempur Sealy International, Inc.*	94,400	5,450,656
Tupperware Brands Corp.	84,900	5,859,798
Universal Electronics, Inc.*	17,700	998,988

		49,952,546

Household Products — 0.9%
Church & Dwight Co., Inc.	64,500	5,509,590
Colgate-Palmolive Co.	66,400	4,604,176
Henkel AG & Co. KGaA (Germany)	38,670	3,990,451
Kimberly-Clark Corp.	89,700	9,607,767
LG Household & Health Care Ltd. (South Korea)	315	238,780
Orchids Paper Products Co.	13,200	355,872
Procter & Gamble Co. (The)	512,100	41,961,474
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	159,600	3,667,427
Unilever Indonesia Tbk PT (Indonesia)	55,000	166,617

		70,102,154

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	1,211,800	15,571,630
Calpine Corp.*	151,300	3,460,231

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
China Resources Power Holdings Co. Ltd. (China)	68,000	$170,536
Electric Power Development Co. Ltd. (Japan)	5,600	188,648
Huadian Power International Corp. Ltd. (China) (Class H Stock)	88,000	73,409
Huaneng Power International, Inc. (China) (Class H Stock)	674,000	800,497

		20,264,951

Industrial Conglomerates — 0.7%
3M Co.	95,300	15,719,735
Aboitiz Equity Ventures, Inc. (Philippines)	197,220	255,790
Carlisle Cos., Inc.	70,847	6,562,558
CITIC Ltd. (China)	80,000	136,927
Danaher Corp.	41,300	3,506,370
DMCI Holdings, Inc. (Philippines)	212,600	73,706
General Electric Co.	707,900	17,562,999
Hopewell Holdings Ltd. (Hong Kong)	301,500	1,131,502
Hutchison Whampoa Ltd. (Hong Kong)	94,000	1,302,920
JG Summit Holdings, Inc. (Philippines)	87,270	141,545
Keppel Corp. Ltd. (Singapore)	132,000	864,870
LG Corp. (South Korea)	3,387	186,936
NWS Holdings Ltd. (Hong Kong)	72,000	119,923
Roper Industries, Inc.	9,600	1,651,200
Shanghai Industrial Holdings Ltd. (China)	17,000	52,402
Shun Tak Holdings Ltd. (Hong Kong)	1,390,000	671,664
Siemens AG (Germany)	10,088	1,091,055
SK Holdings Co. Ltd. (South Korea)	6,258	957,559
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	35,210	43,425

		52,033,086

Insurance — 1.9%
Aflac, Inc.	68,400	4,378,284
Alleghany Corp.*	15,700	7,645,900
Allianz SE (Germany)	39,208	6,807,133
Allstate Corp. (The)	193,000	13,735,810
American Equity Investment Life Holding Co.	32,800	955,464
American Financial Group, Inc.	184,800	11,854,920
American International Group, Inc.	417,900	22,896,741
Aspen Insurance Holdings Ltd.	136,100	6,428,003
Assicurazioni Generali SpA (Italy)	49,210	967,571
AXA SA (France)	269,040	6,771,490
Beazley PLC (United Kingdom)	20,884	88,842
Cathay Financial Holding Co. Ltd. (Taiwan)	952,550	1,517,709
China Life Insurance Co. Ltd. (China) (Class H Stock)	259,000	1,138,501
Direct Line Insurance Group PLC (United Kingdom)	63,622	300,231
EMC Insurance Group, Inc.	7,800	263,640
Enstar Group Ltd.*	3,500	496,510
Everest Re Group Ltd.	17,300	3,010,200
FBL Financial Group, Inc. (Class A Stock)	3,000	186,030
Fidelity & Guaranty Life	32,100	680,520
First American Financial Corp.	73,200	2,611,776
Hanover Insurance Group, Inc. (The)	22,000	1,596,760
HCC Insurance Holdings, Inc.	160,213	9,079,271
Heritage Insurance Holdings, Inc.*	5,700	125,457

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Legal & General Group PLC (United Kingdom)	1,356,752	$5,587,551
MetLife, Inc.	35,600	1,799,580
Migdal Insurance & Financial Holding Ltd. (Israel)	258,552	320,006
MMI Holdings Ltd. (South Africa)	39,496	106,873
National Western Life Insurance Co. (Class A Stock)	1,500	381,450
Navigators Group, Inc. (The)*	9,500	739,480
Phoenix Group Holdings (United Kingdom)	299,587	3,604,268
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	226,000	446,202
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	90,000	1,079,697
Porto Seguro SA (Brazil)	106,500	1,185,280
Powszechny Zaklad Ubezpieczen SA (Poland)	2,930	378,048
Primerica, Inc.	18,100	921,290
Rand Merchant Insurance Holdings Ltd. (South Africa)	37,929	144,431
Reinsurance Group of America, Inc.	35,039	3,265,284
Samsung Life Insurance Co. Ltd. (South Korea)	2,164	188,311
SCOR SE (France)	6,514	219,701
StanCorp Financial Group, Inc.	65,200	4,472,720
Swiss Life Holding AG (Switzerland)*	11,240	2,776,807
Swiss Re AG (Switzerland)	65,123	6,281,632
Symetra Financial Corp.	98,868	2,319,443
Third Point Reinsurance Ltd.*	37,100	524,965
Tokio Marine Holdings, Inc. (Japan)	29,600	1,117,306
UnipolSai SpA (Italy)	52,808	153,656
UNIQA Insurance Group AG (Austria)	7,061	63,895
Universal Insurance Holdings, Inc.	55,100	1,410,009
Unum Group	58,800	1,983,324

		145,007,972

Internet & Catalog Retail — 0.3%
1-800-Flowers.com, Inc. (Class A Stock)*	18,600	220,038
Amazon.com, Inc.*	9,800	3,646,580
Blue Nile, Inc.*	11,500	366,160
FTD Cos., Inc.*	18,900	565,866
Home Retail Group PLC (United Kingdom)	187,997	458,531
HSN, Inc.	30,570	2,085,791
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	26,200	832,898
Liberty Ventures (Class A Stock)*	84,900	3,566,649
Nutrisystem, Inc.	179,200	3,580,416
Takkt AG (Germany)	3,664	67,041
TripAdvisor, Inc.*(a)	43,300	3,601,261

		18,991,231

Internet Software & Services — 1.1%
Cimpress NV*	6,200	523,156
Constant Contact, Inc.*	93,800	3,584,098
Demand Media, Inc.*	55,700	318,604
Equinix, Inc.	17,718	4,125,636
Facebook, Inc. (Class A Stock)*	43,900	3,609,239
Google, Inc. (Class A Stock)*	29,900	16,585,530
Google, Inc. (Class C Stock)*	70,500	38,634,000
GrubHub, Inc.*(a)	27,200	1,234,608
j2 Global, Inc.	2,300	151,064

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Liquidity Services, Inc.*(a)	40,300	$398,164
LivePerson, Inc.*	12,200	124,867
LogMeIn, Inc.*	50,900	2,849,891
Moneysupermarket.com Group PLC (United Kingdom)	63,370	252,463
NIC, Inc.	57,000	1,007,190
Rackspace Hosting, Inc.*	53,000	2,734,270
Tencent Holdings Ltd. (China)	142,700	2,709,861
XO Group, Inc.*	43,407	767,002
Yahoo!, Inc.*	76,300	3,390,391

		83,000,034

IT Services — 1.6%
Altran Technologies SA (France)	6,823	68,324
Automatic Data Processing, Inc.	32,300	2,766,172
Booz Allen Hamilton Holding Corp.	100,200	2,899,788
Broadridge Financial Solutions, Inc.	332,192	18,273,882
Cap Gemini SA (France)	42,686	3,502,012
DST Systems, Inc.	165,200	18,289,292
EPAM Systems, Inc.*	4,200	257,418
Fiserv, Inc.*	36,200	2,874,280
Infosys Ltd. (India), ADR(a)	70,000	2,455,600
International Business Machines Corp.	11,400	1,829,700
Jack Henry & Associates, Inc.	54,100	3,781,049
Leidos Holdings, Inc.	177,200	7,435,312
MAXIMUS, Inc.	201,500	13,452,140
NS Solutions Corp. (Japan)	15,000	462,086
Quindell PLC (United Kingdom)(a)	326,764	654,371
Samsung SDS Co. Ltd. (South Korea)	1,006	242,085
Science Applications International Corp.	24,800	1,273,480
Sykes Enterprises, Inc.*	9,000	223,650
Syntel, Inc.*(a)	107,738	5,573,287
Visa, Inc. (Class A Stock)(a)	448,000	29,303,680
Wipro Ltd. (India), ADR	100,000	1,332,000
Wirecard AG (Germany)	4,979	209,840

		117,159,448

Leisure Products — 0.5%
Brunswick Corp.	229,600	11,812,920
Giant Manufacturing Co. Ltd. (Taiwan)	38,000	366,589
Nautilus, Inc.*	83,300	1,271,991
Polaris Industries, Inc.(a)	139,900	19,739,890
Sankyo Co. Ltd. (Japan)	2,100	74,585
Vista Outdoor, Inc.*	48,700	2,085,334

		35,351,309

Life Sciences Tools & Services — 0.4%
Affymetrix, Inc.*(a)	46,400	582,784
Cambrex Corp.*	66,300	2,627,469
Charles River Laboratories International, Inc.*	105,500	8,365,095
Gerresheimer AG (Germany)	1,394	76,724
Lonza Group AG (Switzerland)*	38,801	4,830,648
Mettler-Toledo International, Inc.*	40,679	13,369,153
PAREXEL International Corp.*	36,300	2,504,337
QIAGEN NV*	9,955	249,814
Quintiles Transnational Holdings, Inc.*	13,500	904,095

		33,510,119

Machinery — 1.5%
Actuant Corp. (Class A Stock)	12,500	296,750
Alamo Group, Inc.	13,300	839,629

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Andritz AG (Austria)	34,714	$2,072,664
Atlas Copco AB (Sweden) (Class B Stock)	16,626	490,956
Blount International, Inc.*	130,600	1,682,128
China CNR Corp. Ltd. (China) (Class H Stock)*	111,000	159,325
Crane Co.	39,300	2,452,713
CSR Corp. Ltd. (China) (Class H Stock)	72,000	95,077
Cummins, Inc.	41,200	5,711,968
Duerr AG (Germany)	19,716	2,165,190
FANUC Corp. (Japan)	22,700	4,955,723
Federal Signal Corp.	33,000	521,070
GEA Group AG (Germany)	8,115	390,098
Georg Fischer AG (Switzerland)	175	119,517
Global Brass & Copper Holdings, Inc.	53,600	828,120
Haldex AB (Sweden)	86,507	1,304,010
Hillenbrand, Inc.	55,900	1,725,633
Hyster-Yale Materials Handling, Inc.	2,582	189,235
IDEX Corp.	33,000	2,502,390
ITT Corp.	127,400	5,084,534
Kawasaki Heavy Industries Ltd. (Japan)	60,000	302,701
Krones AG (Germany)	663	68,829
KUKA AG (Germany)(a)	61,529	4,714,969
LB Foster Co. (Class A Stock)	14,300	678,964
Lincoln Electric Holdings, Inc.	179,275	11,722,792
MAN SE (Germany)	1,507	158,640
Meritor, Inc.*	75,500	952,055
Minebea Co. Ltd. (Japan)	14,000	220,198
Mueller Industries, Inc.	26,800	968,284
NSK Ltd. (Japan)	170,000	2,481,247
Oshkosh Corp.(a)	160,700	7,840,553
Parker-Hannifin Corp.	119,400	14,182,332
Ryobi Ltd. (Japan)	55,000	161,432
SMC Corp. (Japan)	1,300	387,093
SPX Corp.	37,400	3,175,260
Standex International Corp.	24,000	1,971,120
Sumitomo Heavy Industries Ltd. (Japan)	578,000	3,782,607
Tadano Ltd. (Japan)	5,000	67,139
THK Co. Ltd. (Japan)	5,500	139,759
Timken Co. (The)	21,600	910,224
Tocalo Co. Ltd. (Japan)	3,300	61,803
Trinity Industries, Inc.(a)	317,800	11,285,078
Wabash National Corp.*	27,000	380,700
Wacker Neuson SE (Germany)	23,217	579,541
Wartsila OYJ Abp (Finland)	6,310	279,093
Woodward, Inc.	159,800	8,151,398
Yangzijiang Shipbuilding Holdings Ltd. (China)	112,000	102,971

		109,313,512

Marine — 0.2%
A.P. Moeller-Maersk A/S (Denmark) (Class A Stock)	161	326,934
A.P. Moeller-Maersk A/S (Denmark) (Class B Stock)	299	624,978
Kawasaki Kisen Kaisha Ltd. (Japan)	915,000	2,457,014
Kirby Corp.*	58,300	4,375,415
Kuehne & Nagel International AG (Switzerland)	2,300	341,484
Matson, Inc.	16,400	691,424
MISC Bhd (Malaysia)	494,500	1,131,297
Mitsui OSK Lines Ltd. (Japan)	749,000	2,540,371

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Marine (cont’d.)
Nippon Yusen Kabushiki Kaisha (Japan)	94,000	$270,413
Orient Overseas International Ltd. (Hong Kong)	204,500	1,248,304
Wan Hai Lines Ltd. (Taiwan)	29,000	35,750

		14,043,384

Media — 1.5%
Cinemark Holdings, Inc.	320,700	14,453,949
Comcast Corp. (Class A Stock)	253,500	14,315,145
Cyfrowy Polsat SA (Poland)	10,634	69,949
DIRECTV*	215,500	18,339,050
Discovery Communications, Inc. (Class C Stock)*(a)	434,500	12,806,888
Entertainment One Ltd. (United Kingdom)	301,911	1,351,605
Grupo Televisa SAB (Mexico), UTS*	236,800	1,563,142
Harte-Hanks, Inc.	91,489	713,614
ITV PLC (United Kingdom)	29,798	111,565
Meredith Corp.	106,900	5,961,813
Naspers Ltd. (South Africa) (Class N Stock)	13,364	2,049,918
New Media Investment Group, Inc.	17,600	421,168
Publicis Groupe SA (France)	10,459	806,978
Reed Elsevier NV (United Kingdom)	17,280	430,574
Rightmove PLC (United Kingdom)	78,422	3,479,079
RTL Group SA (Germany)	1,636	157,318
Time, Inc.	157,400	3,532,056
Trinity Mirror PLC (United Kingdom)*	176,448	474,407
Walt Disney Co. (The)	252,700	26,505,703
Wolters Kluwer NV (Netherlands)	17,078	557,674
WPP PLC (United Kingdom)	75,975	1,725,432

		109,827,027

Metals & Mining — 0.9%
Arrium Ltd. (Australia)	1,360,266	174,828
BHP Billiton Ltd. (Australia)	139,137	3,234,103
BHP Billiton PLC (Australia)	57,676	1,265,712
Boliden AB (Sweden)	12,120	240,092
CAP SA (Chile)	19,635	67,413
Centamin PLC (United Kingdom)	3,593,882	3,057,121
Century Aluminum Co.*(a)	366,100	5,052,180
China Steel Corp. (Taiwan)	457,980	380,193
Commercial Metals Co.	65,300	1,057,207
Compass Minerals International, Inc.	67,300	6,273,033
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	475,645	739,233
Evolution Mining Ltd. (Australia)	3,579,285	2,300,781
Fortescue Metals Group Ltd. (Australia)(a)	66,835	98,936
Gold Fields Ltd. (South Africa)	43,667	181,088
Gold Resource Corp.	56,600	180,554
G-Resources Group Ltd. (Hong Kong)*	2,343,000	68,495
Hitachi Metals Ltd. (Japan)	9,000	137,939
Hyundai Hysco Co. Ltd. (South Korea)	4,604	263,926
Hyundai Steel Co. (South Korea)	19,374	1,271,687
Independence Group NL (Australia)	295,447	1,173,061
JFE Holdings, Inc. (Japan)	23,500	518,718
Kaiser Aluminum Corp.	11,300	868,857
KGHM Polska Miedz SA (Poland)	39,013	1,232,972
Kobe Steel Ltd. (Japan)	2,653,000	4,893,236
Korea Zinc Co. Ltd. (South Korea)	304	116,241
Metals X Ltd. (Australia)	114,490	104,364
Mitsubishi Materials Corp. (Japan)	251,000	843,423
MMC Norilsk Nickel OJSC (Russia), ADR	20,050	356,188

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Nippon Steel & Sumitomo Metal Corp. (Japan)	620,000	$1,558,931
POSCO (South Korea)	2,397	523,907
Reliance Steel & Aluminum Co.	149,738	9,145,997
Rio Tinto Ltd. (United Kingdom)	18,967	821,840
Rio Tinto PLC (United Kingdom)	113,902	4,696,941
Sesa Sterlite Ltd. (India), ADR	40,500	502,200
Steel Dynamics, Inc.	354,600	7,127,460
Tata Steel Ltd. (India), GDR, RegS	57,808	294,821
Vale SA (Brazil)	51,300	288,684
Voestalpine AG (Austria)	4,915	179,790
Worthington Industries, Inc.	267,200	7,110,192

		68,402,344

Multiline Retail — 0.5%
Big Lots, Inc.	50,700	2,435,121
Dillards, Inc. (Class A Stock)	77,000	10,511,270
H2O Retailing Corp. (Japan)	3,600	67,744
Lojas Renner SA (Brazil)	4,500	126,912
Lotte Shopping Co. Ltd. (South Korea)	397	84,874
Next PLC (United Kingdom)	6,771	704,171
Target Corp.	279,500	22,938,565

		36,868,657

Multi-Utilities — 0.6%
Avista Corp.	43,900	1,500,502
E.ON SE (Germany)	85,016	1,264,092
MDU Resources Group, Inc.	278,600	5,945,324
National Grid PLC (United Kingdom)	520,897	6,696,649
Public Service Enterprise Group, Inc.	452,500	18,968,800
Vectren Corp.	264,400	11,670,616
YTL Corp. Bhd (Malaysia)	241,000	108,673
YTL Power International Bhd (Malaysia)	523,600	211,918

		46,366,574

Oil, Gas & Consumable Fuels — 3.7%
Adams Resources & Energy, Inc.	4,800	322,608
BP PLC (United Kingdom)	775,688	5,028,115
California Resources Corp.	237,800	1,809,658
Caltex Australia Ltd. (Australia)	5,886	156,211
Chevron Corp.	18,900	1,984,122
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	122,500	312,461
CNOOC Ltd. (China)	395,000	557,474
Delek US Holdings, Inc.	79,500	3,160,125
Energen Corp.	53,400	3,524,400
Eni SpA (Italy)	106,241	1,838,827
EQT Corp.	199,400	16,524,278
Exxon Mobil Corp.	673,100	57,213,500
Gazprom OAO (Russia), ADR	246,226	1,170,558
Gulfport Energy Corp.*	16,700	766,697
Hollyfrontier Corp.	337,100	13,575,017
Lukoil OAO (Russia), ADR	21,480	994,954
Marathon Petroleum Corp.	183,200	18,757,848
MOL Hungarian Oil & Gas PLC (Hungary)	1,472	63,737
Neste Oil OYJ (Finland)	7,304	191,656
NovaTek OAO (Russia), GDR, RegS	2,940	220,500
ONEOK, Inc.(a)	332,800	16,054,272
PDC Energy, Inc.*	40,700	2,199,428
PetroChina Co. Ltd. (China) (Class H Stock)	754,000	837,316
Petroleo Brasileiro SA (Brazil)	607,800	1,828,228

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Phillips 66	307,600	$24,177,360
PTT PCL (Thailand)	140,900	1,398,608
Reliance Industries Ltd. (India), GDR, 144A	55,548	1,469,245
Repsol SA (Spain)	60,397	1,124,307
REX American Resources Corp.*	8,700	529,047
Rosneft OAO (Russia), GDR, RegS	78,108	336,255
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	320,703	9,536,732
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	250,315	7,797,357
Sasol Ltd. (South Africa)	10,679	360,562
SemGroup Corp. (Class A Stock)	8,200	666,988
Surgutneftegas OAO (Russia), ADR	81,713	503,352
Targa Resources Corp.	109,700	10,508,163
Tatneft OAO (Russia), ADR	11,312	336,984
Tesoro Corp.	94,600	8,636,034
Total SA (France)	91,788	4,562,489
Valero Energy Corp.	361,400	22,992,268
Western Refining, Inc.	306,900	15,157,791
Woodside Petroleum Ltd. (Australia)	40,212	1,053,511
World Fuel Services Corp.	293,100	16,847,388
Z Energy Ltd. (New Zealand)	17,764	68,075

		277,154,506

Paper & Forest Products — 0.1%
Altri SGPS SA (Portugal)	108,165	462,259
Clearwater Paper Corp.*	9,800	639,940
Fibria Celulose SA (Brazil)*	13,600	193,248
Mondi PLC (South Africa)	89,183	1,713,823
Neenah Paper, Inc.	21,000	1,313,340
Nine Dragons Paper Holdings Ltd. (Hong Kong)	89,000	55,652
Nippon Paper Industries Co. Ltd. (Japan)	28,000	420,762
P.H. Glatfelter Co.	14,000	385,420
Portucel SA (Portugal)	65,063	290,817
Resolute Forest Products, Inc.*	37,900	653,775
Schweitzer-Mauduit International, Inc.	23,900	1,102,268
Semapa-Sociedade de Investimento e Gestao (Portugal)	6,811	91,104
UPM-Kymmene OYJ (Finland)	29,781	578,552

		7,900,960

Personal Products
Amorepacific Corp. (South Korea)	110	332,363
AMOREPACIFIC Group (South Korea)	97	131,068
Hypermarcas SA (Brazil)*	12,200	75,343

		538,774

Pharmaceuticals — 3.1%
AbbVie, Inc.	524,500	30,704,230
AstraZeneca PLC (United Kingdom)	54,210	3,719,790
Bayer AG (Germany)	12,792	1,913,879
Bristol-Myers Squibb Co.	204,600	13,196,700
Dr Reddy’s Laboratories Ltd. (India), ADR(a)	22,200	1,267,620
GlaxoSmithKline PLC (United Kingdom)	300,823	6,924,897
Johnson & Johnson	555,200	55,853,120
KYORIN Holdings, Inc. (Japan)	13,500	322,737
Lannett Co., Inc.*(a)	67,000	4,536,570
Merck & Co., Inc.	662,500	38,080,500
Merck KGaA (Germany)	5,530	618,903
Novartis AG (Switzerland)	134,943	13,318,940

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Novo Nordisk A/S (Denmark) (Class B Stock)	110,648	$5,906,809
Otsuka Holdings Co. Ltd. (Japan)	85,300	2,668,497
Pfizer, Inc.	717,300	24,954,867
Phibro Animal Health Corp. (Class A Stock)	56,200	1,990,042
Recordati SpA (Italy)	4,168	77,837
Richter Gedeon Nyrt (Hungary)	19,129	262,407
Roche Holding AG (Switzerland)	30,037	8,253,930
Sanofi (France)	67,023	6,619,102
Sino Biopharmaceutical Ltd. (Hong Kong)	104,000	105,215
Stada Arzneimittel AG (Germany)	67,871	2,258,363
Sucampo Pharmaceuticals, Inc. (Class A Stock)*(a)	66,100	1,028,516
Teva Pharmaceutical Industries Ltd. (Israel)	112,522	7,032,319
Yuhan Corp. (South Korea)	436	73,467

		231,689,257

Professional Services — 0.3%
Adecco SA (Switzerland)*	7,481	621,847
Corporate Executive Board Co. (The)	35,700	2,851,002
CRA International, Inc.*	5,400	168,048
ICF International, Inc.*	29,100	1,188,735
ManpowerGroup, Inc.	133,791	11,526,095
Navigant Consulting, Inc.*	86,346	1,119,044
Randstad Holding NV (Netherlands)	5,620	340,683
Resources Connection, Inc.	87,300	1,527,750
Teleperformance (France)	23,194	1,589,518
WS Atkins PLC (United Kingdom)	29,156	550,497

		21,483,219

Real Estate Investment Trusts (REITs) — 3.7%
AG Mortgage Investment Trust, Inc.	72,100	1,358,364
American Assets Trust, Inc.	114,333	4,948,332
American Campus Communities, Inc.	204,700	8,775,489
American Capital Mortgage Investment Corp.	12,493	224,374
Annaly Capital Management, Inc.	1,144,800	11,905,920
Apollo Residential Mortgage, Inc.	189,172	3,017,293
Ares Commercial Real Estate Corp.	66,700	737,035
Ascott Residence Trust (Singapore)	163,800	148,346
Ashford Hospitality Prime, Inc.	35,600	597,012
Ashford Hospitality Trust, Inc.	344,300	3,312,166
Big Yellow Group PLC (United Kingdom)	13,465	129,331
BioMed Realty Trust, Inc.	423,700	9,601,042
Brixmor Property Group, Inc.	56,500	1,500,075
Camden Property Trust	62,300	4,867,499
CapitaCommercial Trust (Singapore)	121,000	155,752
Chambers Street Properties(a)	1,064,400	8,387,472
Champion REIT (Hong Kong)	1,105,000	525,943
Chimera Investment Corp.	310,800	975,912
Corporate Office Properties Trust	69,100	2,030,158
Crown Castle International Corp.	48,400	3,994,936
DiamondRock Hospitality Co.	154,800	2,187,324
Duke Realty Corp.	350,400	7,628,208
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	356,625	403,674
Equity Residential(a)	69,900	5,442,414
Extra Space Storage, Inc.	166,000	11,216,620
Federation Centres (Australia)	1,391,571	3,212,190
Fibra Uno Administracion SA de CV (Mexico)	464,600	1,230,527

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
First Industrial Realty Trust, Inc.	20,500	$439,315
First Real Estate Investment Trust (Singapore)	76,200	77,735
Franklin Street Properties Corp.	510,554	6,545,302
Frasers Commercial Trust (Singapore)	58,700	64,084
Geo Group, Inc. (The)	141,797	6,202,201
Gladstone Commercial Corp.	42,900	798,369
GPT Group (The) (Australia)	47,580	165,262
Highwoods Properties, Inc.	34,200	1,565,676
Home Properties, Inc.	27,300	1,891,617
Hospitality Properties Trust	711,046	23,457,407
Host Hotels & Resorts, Inc.(a)	196,000	3,955,280
Intu Properties PLC (United Kingdom)	866,889	4,469,229
Invesco Mortgage Capital, Inc.	489,027	7,594,589
Kilroy Realty Corp.	35,300	2,688,801
Lamar Advertising Co. (Class A Stock)	167,400	9,921,798
LaSalle Hotel Properties	133,900	5,203,354
Lexington Realty Trust(a)	170,900	1,679,947
Liberty Property Trust	42,201	1,506,576
Link REIT (The) (Hong Kong)	869,500	5,364,105
Mack-Cali Realty Corp.	195,600	3,771,168
Mapletree Commercial Trust (Singapore)	1,448,500	1,688,809
Mapletree Greater China Commercial Trust (Singapore)	3,707,300	2,809,084
Mapletree Industrial Trust (Singapore)	1,274,000	1,465,499
Mid-America Apartment Communities, Inc.	75,400	5,826,158
New Residential Investment Corp.	38,900	584,667
Paramount Group, Inc.	48,400	934,120
Parkway Properties, Inc.	106,200	1,842,570
Potlatch Corp.	67,000	2,682,680
Primary Health Properties PLC (United Kingdom)	10,842	65,096
ProLogis, Inc.	167,100	7,278,876
Redefine Properties Ltd. (South Africa)	390,041	398,307
Redwood Trust, Inc.(a)	65,100	1,163,337
Regal Real Estate Investment Trust (Hong Kong)	499,000	142,911
Resource Capital Corp.	226,740	1,029,400
RLJ Lodging Trust	327,270	10,246,824
Senior Housing Properties Trust	455,400	10,105,326
Shopping Centres Australasia Property Group (Australia)	42,998	65,998
Simon Property Group, Inc.	110,200	21,559,528
Soilbuild Business Space REIT (Singapore)	501,400	295,940
Strategic Hotels & Resorts, Inc.*	162,800	2,023,604
Sunlight Real Estate Investment Trust (Hong Kong)	1,296,000	631,558
Sunstone Hotel Investors, Inc.	151,157	2,519,787
Tanger Factory Outlet Centers, Inc.	62,200	2,187,574
Taubman Centers, Inc.	56,100	4,326,993
UDR, Inc.	51,500	1,752,545
Urban Edge Properties	132,900	3,149,730
Urstadt Biddle Properties, Inc. (Class A Stock)	21,700	500,402
Weingarten Realty Investors	66,100	2,378,278

		275,530,824

Real Estate Management & Development — 0.7%
CBRE Group, Inc. (Class A Stock)*	396,187	15,336,399
CK Hutchison Holdings Ltd. (Hong Kong)	59,000	1,205,401
Daiwa House Industry Co. Ltd. (Japan)	25,800	508,525

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Deutsche Wohnen AG (Germany)	12,618	$322,726
Evergrande Real Estate Group Ltd. (China)	2,441,000	1,230,454
Fabege AB (Sweden)	5,836	83,627
Franshion Properties China Ltd. (China)	204,000	61,866
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	55,600	57,135
Henderson Land Development Co. Ltd. (Hong Kong)	77,300	543,038
Hysan Development Co. Ltd. (Hong Kong)	722,000	3,164,741
Jerusalem Economy Ltd. (Israel)	25,539	91,073
Jones Lang LaSalle, Inc.	144,489	24,620,925
Kerry Properties Ltd. (Hong Kong)	28,000	97,195
Langham Hospitality Investments and Langham Hospitality Investments Ltd. (Hong Kong)	357,500	168,431
Lend Lease Group (Australia)	266,903	3,371,140
Liu Chong Hing Investment Ltd. (Hong Kong)	120,000	150,264
Marcus & Millichap, Inc.*	46,700	1,750,316
Mobimo Holding AG (Switzerland)*	284	67,012
New World Development Co. Ltd. (Hong Kong)	1,298,000	1,504,824
Savills PLC (United Kingdom)	7,477	89,902
Shimao Property Holdings Ltd. (Hong Kong)	65,000	136,389
Shui On Land Ltd. (China)	580,500	137,011
Sino-Ocean Land Holdings Ltd. (China)	186,000	112,518
SOHO China Ltd. (China)	444,500	302,745
Yuexiu Property Co. Ltd. (China)	3,000,660	588,795

		55,702,452

Road & Rail — 0.7%
Central Japan Railway Co. (Japan)	6,100	1,102,390
ComfortDelGro Corp. Ltd. (Singapore)	85,700	180,537
Con-way, Inc.	28,400	1,253,292
CSX Corp.	121,500	4,024,080
Landstar System, Inc.(a)	68,900	4,568,070
Nippon Express Co. Ltd. (Japan)	37,000	206,731
Northgate PLC (United Kingdom)	32,224	282,503
Old Dominion Freight Line, Inc.*	129,300	9,994,890
SMRT Corp. Ltd. (Singapore)	208,700	242,930
Union Pacific Corp.	229,500	24,857,145
Werner Enterprises, Inc.	136,800	4,296,888
West Japan Railway Co. (Japan)	31,300	1,641,072

		52,650,528

Semiconductors & Semiconductor Equipment — 2.0%
Advanced Semiconductor Engineering, Inc. (Taiwan)	690,000	934,352
Amkor Technology, Inc.*	255,800	2,259,993
ARM Holdings PLC (United Kingdom)	60,105	976,178
ASM International NV (Netherlands)	20,860	961,747
Avago Technologies Ltd. (Singapore)	65,900	8,367,982
BE Semiconductor Industries NV (Netherlands)	37,725	1,205,853
Cabot Microelectronics Corp.*	9,600	479,712
Diodes, Inc.*	23,800	679,728
Integrated Device Technology, Inc.*	600,600	12,024,012
Intel Corp.	1,012,200	31,651,494
Melexis NV (Belgium)	8,363	499,030
MKS Instruments, Inc.	24,900	841,869
Monolithic Power Systems, Inc.	14,700	773,955

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Novatek Microelectronics Corp. (Taiwan)	21,000	$108,380
Pericom Semiconductor Corp.	24,900	385,203
PMC-Sierra, Inc.*	62,138	576,641
Qorvo, Inc.*	260,798	20,785,600
Rohm Co. Ltd. (Japan)	53,300	3,642,143
Semtech Corp.*	151,500	4,036,717
Silicon Laboratories, Inc.*	7,400	375,698
Siliconware Precision Industries Co. Ltd. (Taiwan)	176,000	291,609
SK Hynix, Inc. (South Korea)	44,908	1,834,340
Skyworks Solutions, Inc.	231,400	22,744,306
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,114,000	5,177,384
Tessera Technologies, Inc.	84,100	3,387,548
Texas Instruments, Inc.	442,300	25,292,925
Tokyo Seimitsu Co. Ltd. (Japan)	30,000	687,051
United Microelectronics Corp. (Taiwan)	662,000	328,004

		151,309,454

Software — 2.5%
ANSYS, Inc.*	105,400	9,295,226
Aspen Technology, Inc.*	52,100	2,005,329
CDK Global, Inc.	195,000	9,118,200
ePlus, Inc.*	20,500	1,782,065
FactSet Research Systems, Inc.	20,700	3,295,440
Fair Isaac Corp.(a)	67,300	5,970,856
Manhattan Associates, Inc.*	107,400	5,435,514
Microsoft Corp.	1,524,400	61,974,482
MicroStrategy, Inc. (Class A Stock)*	14,700	2,487,093
NCSoft Corp. (South Korea)	555	90,625
NetScout Systems, Inc.*(a)	61,443	2,694,276
Nexon Co. Ltd. (Japan)	7,100	75,608
Oracle Corp.	353,500	15,253,525
Pegasystems, Inc.	81,000	1,761,750
Playtech PLC (United Kingdom)	56,088	645,144
Progress Software Corp.*	92,800	2,521,376
PTC, Inc.*	263,000	9,512,710
Rovi Corp.*	168,000	3,059,280
Software AG (Germany)	39,767	1,032,921
SolarWinds, Inc.*	177,000	9,069,480
Solera Holdings, Inc.	117,363	6,062,972
SS&C Technologies Holdings, Inc.	60,800	3,787,840
Symantec Corp.	667,900	15,605,483
Synopsys, Inc.*	240,645	11,146,676
Tyler Technologies, Inc.*	22,200	2,675,766

		186,359,637

Specialty Retail — 1.8%
Aarons, Inc.	45,300	1,282,443
American Eagle Outfitters, Inc.	79,200	1,352,736
Americas Car-Mart, Inc.*	9,300	504,525
ANN, Inc.*	188,300	7,725,949
AutoNation, Inc.*	184,900	11,894,617
Build-A-Bear Workshop, Inc.*	46,600	915,690
Cato Corp. (The) (Class A Stock)	42,200	1,671,120
Citi Trends, Inc.*	18,200	491,400
Destination Maternity Corp.	36,531	550,157
Dicks Sporting Goods, Inc.	122,200	6,964,178
Dixons Carphone PLC (United Kingdom)	279,575	1,709,828
Dunelm Group PLC (United Kingdom)	5,297	66,003
Express, Inc.*	189,800	3,137,394

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Fast Retailing Co. Ltd. (Japan)	2,300	$889,314
FF Group (Greece)*	23,236	690,634
Finish Line, Inc. (The) (Class A Stock)	77,900	1,910,108
Foot Locker, Inc.	211,852	13,346,676
Gap, Inc. (The)	199,639	8,650,358
Group 1 Automotive, Inc.	18,600	1,605,738
Groupe Fnac (France)*	16,902	1,052,641
Haverty Furniture Cos., Inc.	8,600	213,968
Howden Joinery Group PLC (United Kingdom)	37,872	248,568
Lookers PLC (United Kingdom)	645,017	1,373,163
Lowes Cos., Inc.	366,600	27,271,374
Mr. Price Group Ltd. (South Africa)	57,422	1,228,148
Murphy USA, Inc.*	114,000	8,250,180
Rent-A-Center, Inc.	17,400	477,456
Ross Stores, Inc.	124,900	13,159,464
Tillys, Inc. (Class A Stock)*	47,410	741,967
Ulta Salon Cosmetics & Fragrance, Inc.*	48,000	7,240,800
Williams-Sonoma, Inc.	127,100	10,131,141
Zumiez, Inc.*	9,400	378,350

		137,126,088

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	901,500	112,173,645
Brother Industries Ltd. (Japan)	90,500	1,437,852
EMC Corp.	45,100	1,152,756
Foxconn Technology Co. Ltd. (Taiwan)	32,000	85,799
FUJIFILM Holdings Corp. (Japan)	155,300	5,525,040
Hewlett-Packard Co.	800,900	24,956,044
Lexmark International, Inc. (Class A Stock)	123,300	5,220,522
NEC Corp. (Japan)	111,000	326,054
Pegatron Corp. (Taiwan)	184,000	496,440
Samsung Electronics Co. Ltd. (South Korea)	5,143	6,669,203
Super Micro Computer, Inc.*	48,100	1,597,401

		159,640,756

Textiles, Apparel & Luxury Goods — 0.5%
Anta Sports Products Ltd. (China)	249,000	455,434
Carters, Inc.	41,700	3,855,999
Culp, Inc.	21,100	564,425
Deckers Outdoor Corp.*	46,700	3,403,029
Eclat Textile Co. Ltd. (Taiwan)	8,000	104,830
Global Brands Group Holding Ltd. (Hong Kong)*	5,258,000	1,030,894
Luxottica Group SpA (Italy)	61,590	3,900,830
Michael Kors Holdings Ltd.*	320,600	21,079,450
Pandora A/S (Denmark)	48,954	4,457,022
Pou Chen Corp. (Taiwan)	352,000	491,848
PVH Corp.	7,000	745,920
Shenzhou International Group Holdings Ltd. (China)	21,000	94,781
Steven Madden Ltd.*	8,400	319,200
Swatch Group AG (The) (Switzerland)	2,366	198,302
Unifi, Inc.*	7,100	256,239
Vince Holding Corp.*	18,200	337,610

		41,295,813

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	81,416	3,431,434
Brookline Bancorp, Inc.	40,400	406,020

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
Charter Financial Corp.	19,422	$223,353
Federal Agricultural Mortgage Corp. (Class C Stock)	12,800	360,832
First Defiance Financial Corp.	7,300	239,586
Flagstar Bancorp, Inc.*	21,100	306,161
Home Loan Servicing Solutions Ltd.	36,600	605,364
Meridian Bancorp, Inc.*	31,900	420,123
OceanFirst Financial Corp.	14,700	253,869
Oritani Financial Corp.	12,500	181,875
Walker & Dunlop, Inc.*	56,300	998,199

		7,426,816

Tobacco — 0.6%
Altria Group, Inc.	509,600	25,490,192
British American Tobacco Malaysia Bhd (Malaysia)	18,400	341,081
British American Tobacco PLC (United Kingdom)	22,710	1,176,010
Imperial Tobacco Group PLC (United Kingdom)	140,247	6,152,086
Japan Tobacco, Inc. (Japan)	47,000	1,485,899
KT&G Corp. (South Korea)	17,629	1,409,430
Philip Morris International, Inc.	95,600	7,201,548

		43,256,246

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	6,300	285,642
Ashtead Group PLC (United Kingdom)	104,868	1,681,843
Bunzl PLC (United Kingdom)	14,346	388,939
GATX Corp.	32,900	1,907,542
ITOCHU Corp. (Japan)	86,200	932,846
Mitsui & Co. Ltd. (Japan)	74,900	1,003,074
Sojitz Corp. (Japan)	1,921,200	3,211,755
Sumitomo Corp. (Japan)	47,700	509,005
Wolseley PLC (United Kingdom)	11,615	686,496

		10,607,142

Transportation Infrastructure
Airports of Thailand PCL (Thailand)	26,800	230,608
ASTM SpA (Italy)	33,053	468,774
DP World Ltd. (United Arab Emirates)	26,657	575,791
SATS Ltd. (Singapore)	28,900	64,868
TAV Havalimanlari Holding A/S (Turkey)*	8,987	75,085
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	50,000	66,185

		1,481,311

Water Utilities
Aqua America, Inc.(a)	55,500	1,462,425
Connecticut Water Service, Inc.	11,915	432,872
Middlesex Water Co.	18,600	423,336
Severn Trent PLC (United Kingdom)	10,193	310,707

		2,629,340

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) (Class L Stock)	1,176,500	1,203,997
China Mobile Ltd. (China)	240,500	3,134,291
DiGi.Com Bhd (Malaysia)	703,800	1,196,345
Far EasTone Telecommunications Co. Ltd. (Taiwan)	57,000	137,509
Globe Telecom, Inc. (Philippines)	1,190	53,521

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
KDDI Corp. (Japan)	117,600	$2,656,882
MegaFon OAO (Russia), GDR, RegS	5,124	81,984
Mobile Telesystems OJSC (Russia), ADR	4,200	42,420
MTN Group Ltd. (South Africa)	16,671	281,026
Shenandoah Telecommunications Co.	27,300	850,668
Sistema JSFC (Russia), GDR, RegS	28,034	207,452
SK Telecom Co. Ltd. (South Korea)	1,449	356,550
Telephone & Data Systems, Inc.	45,297	1,127,895
Vodafone Group PLC (United Kingdom)	1,172,918	3,838,152

		15,168,692

TOTAL COMMON STOCKS (cost $4,436,344,582)		4,909,325,973

EXCHANGE TRADED FUNDS — 0.5%
iPath MSCI India Index*	6,945	514,763
iShares MSCI EAFE ETF(a)	360,000	23,101,200
iShares MSCI EAFE Small-Cap Index Fund(a)	180,000	8,904,600
iShares MSCI Emerging Markets Index Fund(a)	149,500	5,999,435

TOTAL EXCHANGE TRADED FUNDS (cost $38,327,892)		38,519,998

PREFERRED STOCKS — 0.1%
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	2,323	214,565
Hyundai Motor Co. (South Korea) (2nd PRFC)	600	61,497
Volkswagen AG (Germany) (PRFC)	7,064	1,873,383

		2,149,445

Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	203,280	1,887,229
Banco do Estado do Rio Grande do Sul SA (Brazil) (PRFC B)	7,600	26,456
Itau Unibanco Holding SA (Brazil) (PRFC)	194,864	2,162,612
Itausa - Investimentos Itau SA (Brazil) (PRFC)	113,700	356,609
Sparebank 1 Nord Norge (Norway)	37,216	188,489

		4,621,395

Beverages
Embotelladora Andina SA (Chile) (PRFC B)	15,312	38,852

Chemicals
Braskem SA (Brazil) (PRFC A)	7,800	27,103
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	3,446	62,580

		89,683

Diversified Telecommunication Services
Oi SA (Brazil) (PRFC)*	218,150	348,597
Telefonica Brasil SA (Brazil) (PRFC)	28,300	437,329

		785,926

Electric Utilities
Cia Energetica de Minas Gerais (Brazil) (PRFC)	172,300	699,663
Cia Paranaense de Energia (Brazil) (PRFC B)	5,300	55,631

		755,294

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Health Care Equipment & Supplies
Draegerwerk AG & Co. KGaA (Germany) (PRFC Shares)	562	$69,965

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	6,972	818,937

Independent Power & Renewable Electricity Producers
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	6,700	49,963

Metals & Mining
Metalurgica Gerdau SA (Brazil) (PRFC)	9,900	33,873
Vale SA (Brazil) (PRFC)	15,000	72,755

		106,628

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Brazil) (PRFC)	50,500	155,066

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	200	198,592

TOTAL PREFERRED STOCKS (cost $11,678,543)		9,839,746

	Units
RIGHTS*
Diversified Telecommunication Services
Telefonica SA (Spain), expiring 04/12/15 (cost $0)	183,648	29,620

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.3%
Collateralized Loan Obligations — 1.8%
A Voce Clo Ltd. (Cayman Islands),
Series 2014-1A Class A1A, 144A
1.703%(c)	07/15/26	3,250	$3,232,898
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class A, 144A
1.797%(c)	07/20/26	3,200	3,196,002
ALM XI Ltd. (Cayman Islands),
Series 2014-11A, Class A2A, 144A
2.234%(c)	10/17/26	2,000	1,994,643
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.444%(c)	07/13/25	5,200	5,123,271
Series 2013-1A, Class A2B, 144A
3.500%	07/13/25	4,650	4,529,159
Series 2014-3A, Class A1, 144A
1.756%(c)	04/28/26	4,600	4,586,861
Series 2014-3A, Class A2A, 144A
2.506%(c)	04/28/26	1,200	1,206,549
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.353%(c)	04/15/25	2,400	2,359,128
ARES XXXI CLO Ltd. (Cayman Islands),
Series 2014-31A, Class A1, 144A
1.702%(c)	08/28/25	1,500	1,496,535
Series 2014-31A, Class A2, 144A
2.212%(c)	08/28/25	1,750	1,740,406

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Arrowpoint CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A, 144A
1.784%(c)	10/15/26	3,250	$3,245,766
Series 2015-4A, Class A, 144A
1.817%(c)	04/18/27	3,750	3,750,000
Atlas Sr. Loan Fund VI Ltd. (Cayman Islands),
Series 2014-6A, Class A, 144A
1.796%(c)	10/15/26	1,750	1,747,708
Series 2014-6A, Class B, 144A
2.656%(c)	10/15/26	500	500,925
Atrium VII (Cayman Islands),
Series -7AR, Class BR, 144A
2.007%(c)	11/16/22	1,250	1,235,303
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class A, 144A
1.357%(c)	04/20/25	1,500	1,481,571
Series 2013-IA, Class B, 144A
1.857%(c)	04/20/25	5,000	4,765,644
Battalion CLO IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
1.657%(c)	10/22/25	2,900	2,876,645
Battalion CLO V Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A
1.757%(c)	04/17/26	2,800	2,792,050
Series 2014-5A, Class A2A, 144A
2.407%(c)	04/17/26	1,000	994,918
Series 2014-5A, Class A2B, 144A
4.410%	04/17/26	500	501,070
Benefit Street Partners CLO II Ltd. (Cayman Islands),
Series 2013-IIA, Class A1, 144A
1.453%(c)	07/15/24	5,650	5,567,185
Series 2013-IIA, Class A2B, 144A
3.339%	07/15/24	5,000	4,831,483
Benefit Street Partners CLO V Ltd. (Cayman Islands),
Series 2014-VA, Class A, 144A
1.857%(c)	10/20/26	2,250	2,252,296
BMI CLO I (Cayman Islands),
Series 2013-1AR, Class A1R, 144A
1.201%(c)	08/01/21	3,795	3,778,552
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1A, 144A
1.716%(c)	07/27/26	2,750	2,746,123
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1, 144A
1.767%(c)	10/18/26	500	498,410
Series 2015-1A, Class A, 144A
1.825%(c)	04/22/27	3,000	3,000,000
ECP CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1A, 144A
1.685%(c)	07/15/26	3,750	3,730,025
Galaxy XVIII CLO Ltd. (Cayman Islands),
Series 2014-18A, Class A, 144A
1.733%(c)	10/15/26	3,250	3,235,250
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1B, 144A
3.320%	01/25/27	1,250	1,250,343
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.847%(c)	05/15/26	2,300	2,302,130

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Series 2014-1A, Class A2, 144A
3.670%	05/15/26	500	$500,441
Series 2014-2A, Class A, 144A
1.803%(c)	07/15/26	2,500	2,497,983
Magnetite IX Ltd. (Cayman Islands),
Series 2014-9A, Class A1, 144A
1.676%(c)	07/25/26	4,300	4,271,444
Magnetite VI Ltd. (Cayman Islands),
Series 2012-6A, Class A, 144A
1.771%(c)	09/15/23	4,900	4,900,298
Magnetite VIII Ltd. (Cayman Islands),
Series 2014-8A, Class A, 144A
1.733%(c)	04/15/26	3,700	3,701,542
Magnetite XI Ltd. (Cayman Islands),
Series 2014-11A, Class A1, 144A
1.693%(c)	01/18/27	750	745,693
Mountain View CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B, 144A
2.663%(c)	10/15/26	500	488,184
Ocean Trails CLO IV (Cayman Islands),
Series 2013-4A, Class A, 144A
1.558%(c)	08/13/25	3,000	2,966,084
OZLM Funding IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
1.407%(c)	07/22/25	2,200	2,163,806
Regatta III Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
1.773%(c)	04/15/26	5,150	5,139,504
Regatta V Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
1.793%(c)	10/25/26	3,250	3,248,645
Seneca Park CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
1.737%(c)	07/17/26	1,600	1,599,228
Series 2014-1A, Class B2, 144A
4.350%	07/17/26	1,100	1,106,051
Silver Spring CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
1.714%(c)	10/15/26	2,500	2,486,160
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class A1, 144A
1.617%(c)	10/20/26	2,000	1,980,281
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B2, 144A
4.730%	04/18/26	1,900	1,883,243
Series 2014-3A, Class A, 144A
1.863%(c)	01/22/27	2,750	2,741,581
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.373%(c)	07/15/25	5,500	5,419,177
Washington Mill CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.757%(c)	04/20/26	2,800	2,791,882
Series 2014-1A, Class B2, 144A
4.250%	04/20/26	500	495,372

			137,675,448

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities — 0.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-1A, Class A, 144A
2.500%	07/20/21	8,800	$8,865,146
Chase Issuance Trust,
Series 2007-C1, Class C1
0.635%(c)	04/15/19	5,600	5,578,591
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 144A
2.310%	04/15/26	4,200	4,278,490

			18,722,227

Residential Mortgage-Backed Securities — 1.3%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
1.250%(c)	10/25/34	3,598	3,547,567
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R6, Class M1
0.774%(c)	08/25/35	3,062	3,018,865
Argent Securities, Inc.,
Series 2003-W5, Class AV2
0.930%(c)	10/25/33	958	864,343
Series 2003-W7, Class A2
0.950%(c)	03/25/34	1,975	1,898,710
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2
3.700%(c)	01/15/33	696	710,447
Series 2005-HE1, Class M1
0.924%(c)	03/25/35	7,985	7,683,616
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD2, Class A1
3.536%(c)	03/25/44	1,702	1,704,198
Chase Funding Trust,
Series 2003-1, Class 2A2
0.830%(c)	11/25/32	709	670,973
CSMC,
Series 2015-3R, Class 10A1, 144A
2.159%(c)	10/29/47	10,000	9,933,000
GSAMP Trust,
Series 2004-HE2, Class M1
1.146%(c)	09/25/34	7,304	6,758,094
Home Equity Asset Trust,
Series 2002-1, Class M1
1.490%(c)	11/25/32	2,052	1,923,305
Series 2004-2, Class M1
0.969%(c)	07/25/34	6,779	6,333,840
MASTR Asset-Backed Securities Trust,
Series 2004-HE1, Class M3
1.820%(c)	09/25/34	3,340	3,284,182
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class A3
0.890%(c)	07/25/34	327	315,030
Series 2004-HE2, Class A1A
0.970%(c)	08/25/35	811	771,211
Series 2005-WMC1, Class M1
0.920%(c)	09/25/35	1,611	1,458,925
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1
1.194%(c)	10/25/33	702	654,170
Series 2004-NC3, Class M1

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
0.969%(c)	03/25/34	3,284	$3,118,457
Series 2005-HE2, Class M1
0.774%(c)	01/25/35	2,000	1,868,832
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M2
0.644%(c)	08/25/35	3,000	2,888,796
Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
Series 2003-4, Class A2
0.810%(c)	07/25/33	1,294	1,204,198
Series 2003-6, Class A2
0.830%(c)	11/25/33	2,140	2,011,071
Option One Mortgage Loan Trust,
Series 2003-1, Class A2
1.014%(c)	02/25/33	2,047	1,905,224
RAMP Trust,
Series 2005-EFC2, Class M3
0.664%(c)	07/25/35	9,000	8,716,149
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC1, Class M1
0.939%(c)	02/25/35	1,336	1,226,112
Series 2004-BC4, Class A2C
1.150%(c)	10/25/35	8,112	7,828,865
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	3,860	3,896,589
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-BC3, Class M1
1.299%(c)	04/25/33	3,903	3,724,618
VOLT XXX LLC,
Series 2015-NPL1, Class A1, 144A
3.625%	10/25/57	2,480	2,484,365
VOLT XXXI LLC,
Series 2015-NPL2, Class A1, 144A
3.375%(c)	02/25/55	2,466	2,466,395

			94,870,147

TOTAL ASSET-BACKED SECURITIES (cost $252,153,004)			251,267,822

BANK LOANS(c) — 0.4%
Aerospace & Defense
Sequa Corp.,
Initial Term Loan
5.250%	06/19/17	191	177,842

Automobiles
Chrysler Group LLC,
Sr. Secd. Tranche Term Loan B
3.500%	05/24/17	1,965	1,962,045

Biotechnology
Grifols Worldwide Operations USA, Inc.,
US Tranche Term Loan B
3.269%	02/26/21	990	988,639

Capital Markets
Financiere Lilas IV. Private Placement (France),
Facility B2
4.000%	10/30/20	1,250	1,354,593
Hamilton Lane Advisors, LLC,
Term Loan
4.000%	02/28/18	394	393,229

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Capital Markets (cont’d.)

			$1,747,822

Chemicals
Axalta Coating Systems US Holdings, Inc.,
Refinanced Term Loan B
3.750%	02/01/20	174	173,014
HII Holding Corp.,
First Lien US Term Loan
4.000%	12/20/19	283	282,412

			455,426

Commercial Services & Supplies
ADS Waste Holdings, Inc.,
Tranche Term Loan B-2
3.750%	10/09/19	935	923,749

Containers & Packaging — 0.1%
Crown Americas LLC,
Term Loan
4.000%	10/25/21	1,471	1,483,957
Reynolds Group Holdings, Inc.,
Incremental US Term Loan
4.500%	12/01/18	514	516,032

			1,999,989

Diversified Consumer Services
Rac Ltd. (United Kingdom),
Term Loan
5.314%	12/17/21	623	927,462

Food & Staples Retailing
Supervalu, Inc.,
Term Loan
4.500%	03/21/19	1,497	1,500,779

Food Products
Pinnacle Foods Finance LLC,
Tranche Term Loan G
3.000%	04/29/20	371	368,842

Health Care Equipment & Supplies
Alere, Inc.,
Term Loan
4.250%	06/30/17	382	382,603
Convatec, Inc.,
Dollar Term Loan
4.000%	12/22/16	296	296,807
Kinetic Concepts, Inc.,
Dollar Term Loan E-1
4.500%	05/04/18	440	440,900

			1,120,310

Health Care Providers & Services — 0.1%
Chs Cmnty Hlth Systems Inc.,
Term Loan
2.775%	01/25/19	974	948,125
Community Health Systems, Inc.,
2021 Term Loan D
4.250%	01/27/21	1,234	1,240,032
Select Medical Corp.,
Series E, Tranche Term Loan B
3.750%	06/01/18	213	210,140

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Health Care Providers & Services (cont’d.)
			$2,398,297

Health Care Technology
Truven Health Analytics, Inc.,
New Tranche Term Loan B
4.500%	06/06/19	975	973,869

Hotels, Restaurants & Leisure
Aramark Corp.,
Term Loan
3.250%	02/24/21	997	995,237

Household Durables
Serta Simmons Holdings LLC,
Term Loan
4.250%	10/01/19	733	733,847

IT Services
Syniverse Holdings, Inc.,
Term Loan
4.000%	04/23/19	960	903,036
Tranche Term Loan B
4.000%	04/23/19	276	259,965

			1,163,001

Life Sciences Tools & Services
Quintiles Transnational Corp.,
Term Loan B-3
3.750%	06/08/18	1,069	1,069,534

Marine
Scandlines GmbH (France),
Facility B
4.500%	11/04/20	1,256	1,362,284

Media — 0.1%
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.750%	06/30/19	949	945,277
NEP/NCP Holdco, Inc.,
First Lien Amendment No. 3 Incremental Term Loan
4.250%	01/22/20	284	276,063
Sinclair Television Group, Inc.,
Tranche Term Loan B
3.000%	04/09/20	670	664,566
Univision Communications, Inc.,
Replacement First Lien Term Loan
4.000%	03/01/20	758	756,393

			2,642,299

Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc.,
Dollar Term Loan
4.250%	05/20/21	682	684,405
Mallinckrodt International Finance SA,
Term Loan
3.500%	03/19/21	1,512	1,510,780
Par Pharmaceutical Cos., Inc.,
Term Loan B-2
4.000%	09/30/19	985	983,266
Valeant Pharmaceuticals Intl, Inc.,
Term Loan
4.000%	04/01/22	1,000	1,004,375

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Pharmaceuticals (cont’d.)
			$4,182,826

Professional Services
Trans Union LLC,
2014 Replacement Term Loan
4.000%	04/09/21	990	989,587

Semiconductors & Semiconductor Equipment
Avago Technologies Finance Pte. Ltd.,
Term Loan
3.750%	05/06/21	1,986	1,989,068

Software
Deltek, Inc.,
First Lien Term Loan
4.500%	10/10/18	326	326,342

Trading Companies & Distributors
Flying Fortress, Inc.,
New Term Loan
3.500%	06/30/17	833	833,333

TOTAL BANK LOANS (cost $32,539,354)			31,832,429

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
Banc of America Commercial Mortgage Trust,
Series 2007-5, Class A1A
5.361%	02/10/51	1,384	1,491,788
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-5, Class A4
5.115%	10/10/45	1,354	1,360,808
CD Commercial Mortgage Trust,
Series 2007-CD4, Class A4
5.322%	12/11/49	7,500	7,895,977
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.703%(c)	12/10/49	8,000	8,654,336
Series 2014-GC21, Class A4
3.575%	05/10/47	3,850	4,095,873
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.223%	08/15/48	6,073	6,371,907
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37	3,807	3,835,112
Series 2013-CR8, Class A4
3.334%	06/10/46	7,000	7,368,410
Series 2014-CR20, Class A3
3.326%	11/10/47	6,000	6,257,640
Series 2014-UBS4, Class A3
3.430%	08/10/47	5,900	6,210,859
Series 2014-UBS6, Class A4
3.378%	12/10/47	1,600	1,675,394
Series 2015-DC1, Class A4
3.078%	02/10/48	5,000	5,116,685
FHLMC Multifamily Structured Pass-Through Certificates,
Series-K008, Class X1, IO
1.652%(c)	06/25/20	13,860	897,558
Series-K025, Class X1, IO
0.899%(c)	10/25/22	13,354	732,739
Series-K029, Class A2

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.320%	02/25/23	3,900	$4,193,112
Series-K033, Class A2
3.060%(c)	07/25/23	3,000	3,159,045
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3
2.860%	06/10/46	7,900	8,072,220
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	6,750	6,795,556
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A3
3.272%	07/15/45	5,000	5,215,560
Series 2014-C19, Class A3
3.669%	04/15/47	6,240	6,636,359
Series 2014-C21, Class A4
3.493%	08/15/47	3,900	4,131,196
Series 2014-C25, Class A4A1
3.408%	11/15/47	7,000	7,373,611
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	660	707,640
ML-CFC Commercial Mortgage Trust,
Series 2007-5, Class A4
5.378%	08/12/48	4,670	4,935,754
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3
2.533%	12/10/45	6,836	6,897,435
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45	6,564	6,810,832
Series 2006-C28, Class A1A
5.559%	10/15/48	2,102	2,209,627
Series 2007-C32, Class A1A
5.707%(c)	06/15/49	1,896	2,035,267
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	5,200	5,535,514
Series 2015-LC20, Class A4
2.925%	04/15/50	5,000	5,022,419
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3
2.749%	05/15/45	2,850	2,887,865

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $143,374,776)			144,584,098

CORPORATE BONDS — 6.1%
Aerospace & Defense
United Technologies Corp.,
Sr. Unsecd. Notes
4.500%	06/01/42	815	903,948

Airlines
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	1,404	1,580,709

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		908	$1,065,442

				2,646,151

Auto Components
Dana Holding Corp.,
Sr. Unsecd. Notes
5.500%	12/15/24		400	412,000
Lear Corp.,
Gtd. Notes
5.250%	01/15/25		1,770	1,805,400

				2,217,400

Automobiles — 0.1%
FCA US LLC/CG Co-Issuer, Inc.,
Secd. Notes
8.000%	06/15/19		1,400	1,468,250
Ford Motor Co.,
Sr. Unsecd. Notes
4.750%	01/15/43	(a)	1,040	1,137,108
General Motors Co.,
Sr. Unsecd. Notes
4.875%	10/02/23		1,395	1,510,386
6.250%	10/02/43		2,005	2,456,249
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	11/15/19	(a)	1,430	1,469,325

				8,041,318

Banks — 1.4%
Asian Development Bank (Supranational Bank),
Sr. Unsecd. Notes, MTN
1.000%	05/22/15		500	500,450
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49	(a)	1,630	1,601,312
Sr. Unsecd. Notes
1.500%	10/09/15		5,000	5,021,225
Sr. Unsecd. Notes, MTN
3.300%	01/11/23		4,000	4,052,156
4.000%	04/01/24		1,380	1,467,928
5.000%	01/21/44	(a)	695	797,736
5.875%	02/07/42		945	1,202,173
Sub. Notes
6.110%	01/29/37		3,080	3,750,488
CIT Group, Inc.,
Sr. Unsecd. Notes
5.000%	05/15/17		1,600	1,645,504
5.000%	08/01/23	(a)	700	717,500
Citigroup, Inc.,
Sr. Unsecd. Notes
3.875%	10/25/23	(a)	925	976,402
4.450%	01/10/17		3,500	3,688,821
4.950%	11/07/43		700	808,917
5.875%	01/30/42		1,150	1,467,221
8.500%	05/22/19		3,219	4,008,875
Sub. Notes
6.125%	08/25/36		2,700	3,269,700

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Discover Bank,
Sr. Unsecd. Notes
4.200%	08/08/23		2,675	$2,829,307
Goldman Sachs Group, Inc. (The),
Sr. Unsecd. Notes
3.625%	01/22/23	(a)	1,000	1,034,373
6.250%	02/01/41		5,600	7,299,466
Sr. Unsecd. Notes, MTN
6.000%	06/15/20		1,600	1,867,459
Huntington Bancshares, Inc.,
Sr. Unsecd. Notes
2.600%	08/02/18	(a)	1,825	1,861,252
International Bank for Reconstruction & Development (Supranational Bank), Notes, MTN
1.000%	11/19/15		500	501,830
Sr. Unsecd. Notes
2.250%	06/24/21		6,080	6,235,897
Sr. Unsecd. Notes, MTN
1.000%	04/07/16		500	501,146
JPMorgan Chase & Co.,
Jr. Sub. Notes
7.900%(c)	04/29/49		1,650	1,775,813
Sr. Unsecd. Notes
6.400%	05/15/38	(a)	6,400	8,586,381
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		4,000	4,427,376
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18	(a)	750	762,521
Gtd. Notes, MTN, 144A
5.800%	01/13/20		2,500	2,909,703
Morgan Stanley,
Sr. Unsecd. Notes
6.375%	07/24/42	(a)	3,700	4,934,753
Sr. Unsecd. Notes, MTN
5.500%	07/28/21		5,900	6,844,389
PNC Bank NA,
Sub. Notes
3.800%	07/25/23		685	726,737
4.200%	11/01/25		2,005	2,186,290
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19		1,695	1,721,956
SunTrust Banks, Inc.,
Sr. Unsecd. Notes
2.350%	11/01/18		1,715	1,741,651
Wells Fargo Bank NA,
Sub. Notes
5.950%	08/26/36		5,815	7,520,295
Westpac Banking Corp. (Australia),
Series 144A, Covered Bonds, 144A
2.000%	05/21/19	(a)	1,745	1,764,036

				103,009,039

Beverages
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23		1,500	1,543,125

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
4.750%	11/15/24	(a)	1,100	$1,163,250

				2,706,375

Biotechnology
Amgen, Inc.,
Sr. Unsecd. Notes
5.750%	03/15/40		1,670	2,029,952

Building Products
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22		505	498,233

Capital Markets
Deutsche Bank AG (Germany),
Sr. Unsecd. Notes
3.700%	05/30/24		1,995	2,044,945
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49		1,175	1,183,813

				3,228,758

Chemicals — 0.3%
Ashland, Inc.,
Sr. Unsecd. Notes
3.875%	04/15/18		2,000	2,050,000
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		975	1,030,365
5.375%	03/15/44	(a)	825	926,936
Dow Chemical Co. (The),
Sr. Unsecd. Notes
8.550%	05/15/19		9,800	12,269,776
Monsanto Co.,
Sr. Unsecd. Notes
4.400%	07/15/44	(a)	325	349,507
Mosaic Co. (The),
Sr. Unsecd. Notes
5.450%	11/15/33		485	560,780
5.625%	11/15/43		1,590	1,888,139

				19,075,503

Commercial Services & Supplies — 0.1%
Covanta Holding Corp.,
Sr. Unsecd. Notes
7.250%	12/01/20		1,000	1,062,500
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	(a)	350	356,563
7.625%	04/15/22		2,200	2,406,800

				3,825,863

Communications Equipment
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		675	674,156

Computer Services & Software
United Rentals North America, Inc.,
Gtd. Notes
8.250%	02/01/21		900	972,000

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Construction & Engineering
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18		1,750	$1,999,375

Construction Materials — 0.1%
Building Materials Corp. of America,
Sr. Unsecd. Notes, 144A (original cost $2,254,875; purchased 10/27/14 - 02/11/15)(f)(g)
5.375%	11/15/24		2,220	2,253,300
CEMEX Espana SA (Mexico),
Sr. Secd. Notes, 144A
9.875%	04/30/19		1,080	1,201,500

				3,454,800

Consumer Finance — 0.3%
American Express Co.,
Jr. Sub. Notes
5.200%(c)	12/31/49		810	822,150
Capital One Financial Corp.,
Sr. Unsecd. Notes
1.000%	11/06/15		7,750	7,759,339
3.750%	04/24/24		1,210	1,255,855
4.750%	07/15/21		2,500	2,803,083
Ford Motor Credit Co. LLC,
Sr. Unsecd. Notes
4.250%	02/03/17		4,500	4,725,288
OneMain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19		705	727,913
7.250%	12/15/21	(a)	640	662,400

				18,756,028

Containers & Packaging — 0.1%
Ball Corp.,
Gtd. Notes
4.000%	11/15/23	(a)	2,250	2,193,750
Rock-Tenn Co.,
Gtd. Notes
4.900%	03/01/22		1,750	1,928,433

				4,122,183

Diversified Financial Services — 0.2%
CDP Financial, Inc. (Canada),
Sr. Unsecd. Notes, 144A
3.150%	07/24/24		2,655	2,755,006
Discover Financial Services,
Sr. Unsecd. Notes
3.750%	03/04/25		1,555	1,566,409
Eileme 2 AB (Poland),
Sr. Secd. Notes, RegS
11.750%	01/31/20		EUR 700	852,401
General Electric Capital Corp.,
Sr. Unsecd. Notes, MTN
6.750%	03/15/32		5,150	7,123,217
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		500	500,625

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Navient Corp.,
Sr. Unsecd. Notes
5.000%	10/26/20	(a)	410	$402,313

				13,199,971

Diversified Telecommunication Services — 0.3%
AT&T, Inc.,
Sr. Unsecd. Notes
4.800%	06/15/44	(a)	3,300	3,379,302
British Telecommunications PLC (United Kingdom),
Sr. Unsecd. Notes
9.625%	12/15/30	(a)	735	1,212,214
Qwest Corp.,
Sr. Unsecd. Notes
6.750%	12/01/21		2,800	3,209,500
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.000%	05/15/17		1,900	1,937,050
Verizon Communications, Inc.,
Sr. Unsecd. Notes, 144A
4.522%	09/15/48		1,740	1,732,111
4.672%	03/15/55		1,873	1,834,306
Sr. Unsecd. Notes
4.862%	08/21/46		4,560	4,774,024
5.012%	08/21/54		4,245	4,404,570

				22,483,077

Electric Utilities — 0.3%
American Electric Power Co., Inc.,
Sr. Unsecd. Notes
1.650%	12/15/17		6,600	6,638,320
Berkshire Hathaway Energy Co.,
Sr. Unsecd. Notes
6.125%	04/01/36		2,600	3,389,142
Commonwealth Edison Co.,
First Mortgage
6.150%	09/15/17		2,300	2,566,087
DPL, Inc.,
Sr. Unsecd. Notes
7.250%	10/15/21	(a)	1,500	1,593,750
FirstEnergy Transmission LLC,
Sr. Unsecd. Notes, 144A
5.450%	07/15/44		490	551,606
Pacific Gas & Electric Co.,
Sr. Unsecd. Notes
6.050%	03/01/34	(a)	3,100	4,050,063
Southern Power Co.,
Series D, Sr. Unsecd. Notes
4.875%	07/15/15		1,600	1,619,371

				20,408,339

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24		1,400	1,466,500
6.000%	08/15/22	(a)	2,000	2,146,900

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Jabil Circuit, Inc.,
Sr. Unsecd. Notes
5.625%	12/15/20		5,400	$5,899,500

				9,512,900

Food & Staples Retailing
Ingles Markets, Inc.,
Sr. Unsecd. Notes
5.750%	06/15/23		2,105	2,178,675

Food Products — 0.1%
BRF SA (Brazil),
Sr. Unsecd. Notes, 144A
3.950%	05/22/23		215	199,617
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A (original cost $1,955,125; purchased 01/08/15 -1/20/15)(f)(g)
8.250%	02/01/20	(a)	1,850	1,965,625
Kraft Foods Group, Inc.,
Sr. Unsecd. Notes
6.500%	02/09/40		2,070	2,680,337

				4,845,579

Gas Utilities — 0.1%
AGL Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,200	1,301,275
Sempra Energy,
Sr. Unsecd. Notes
6.500%	06/01/16		2,500	2,659,683

				3,960,958

Health Care Equipment & Supplies — 0.1%
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20		1,800	1,908,000
Medtronic, Inc.,
Gtd. Notes, 144A
3.500%	03/15/25		4,275	4,469,047
4.375%	03/15/35		1,805	1,962,835

				8,339,882

Health Care Providers & Services — 0.2%
Aetna, Inc.,
Sr. Unsecd. Notes
4.500%	05/15/42	(a)	1,318	1,462,538
Anthem, Inc.,
Sr. Unsecd. Notes
4.650%	01/15/43		1,245	1,349,515
Cigna Corp.,
Sr. Unsecd. Notes
5.375%	02/15/42		2,180	2,698,901
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		1,685	1,713,434
HCA, Inc.,
Gtd. Notes
8.000%	10/01/18		1,350	1,564,313
Sr. Secd. Notes
4.250%	10/15/19		780	801,450

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services (cont’d.)
5.250%	04/15/25		800	$864,000
Sr. Secd. Notes
4.750%	05/01/23		1,000	1,037,500
UnitedHealth Group, Inc.,
Sr. Unsecd. Notes
3.950%	10/15/42		2,790	2,856,318

				14,347,969

Hotels, Restaurants & Leisure — 0.2%
Cedar Fair LP/Canadas Wonderland Co./Magnum Management Corp.,
Gtd. Notes, 144A
5.375%	06/01/24	(a)	330	337,425
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22		1,275	1,383,375
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20		2,100	2,152,500
MGM Resorts International,
Gtd. Notes
8.625%	02/01/19	(a)	2,200	2,508,000
Pinnacle Entertainment, Inc.,
Gtd. Notes
6.375%	08/01/21		1,700	1,802,000
Wyndham Worldwide Corp.,
Sr. Unsecd. Notes
2.950%	03/01/17		2,130	2,172,619
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	(a)	1,600	1,620,000

				11,975,919

Independent Power & Renewable Electricity Producers — 0.1%
Calpine Corp.,
Sr. Unsecd. Notes
5.375%	01/15/23	(a)	535	535,000
5.750%	01/15/25		590	594,425
Dynegy Finance I, Inc./Dynegy Finance II, Inc.,
Sr. Secd. Notes, 144A
6.750%	11/01/19		2,500	2,587,500
7.375%	11/01/22		875	919,844
7.625%	11/01/24	(a)	1,400	1,466,500
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18		2,000	2,202,500

				8,305,769

Industrial Conglomerates
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A (original cost $315,000; purchased 06/19/14)(f)(g)
5.250%	06/27/29		315	254,363

Insurance — 0.3%
Allstate Corp. (The),
Sr. Unsecd. Notes
4.500%	06/15/43		190	216,156
American International Group, Inc.,
Sr. Unsecd. Notes
6.250%	05/01/36		3,700	4,822,288

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Dai-ichi Life Insurance Co. Ltd. (The) (Japan),
Jr. Sub. Notes, 144A
5.100%(c)	12/29/49		640	$696,800
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42		2,000	2,563,280
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		3,200	4,429,354
MetLife, Inc.,
Sr. Unsec’d. Notes
4.875%	11/13/43	(a)	2,305	2,660,389
6.750%	06/01/16		5,500	5,870,045
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		2,420	3,204,847
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A(g)
4.900%	09/15/44		1,375	1,552,265

				26,015,424

IT Services — 0.1%
First Data Corp.,
Gtd. Notes
11.250%	01/15/21		2,250	2,559,375
12.625%	01/15/21	(a)	775	918,375
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16		2,890	2,964,140

				6,441,890

Machinery
Terex Corp.,
Gtd. Notes
6.500%	04/01/20		1,750	1,820,000

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37		1,750	2,259,719
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22		1,511	1,504,382
7.750%	07/15/21		500	542,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.750%	01/15/24	(a)	2,000	2,077,500
7.250%	10/30/17	(a)	1,000	1,042,500
8.125%	04/30/20		1,100	1,149,500
CCOH Safari LLC,
Gtd. Notes
5.750%	12/01/24	(a)	1,000	1,030,000
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		2,000	1,990,000
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		4,400	6,401,652

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
CSC Holdings LLC,
Sr. Unsec’d. Notes
7.625%	07/15/18		700	$789,250
DISH DBS Corp.,
Gtd. Notes
7.125%	02/01/16		3,600	3,739,500
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.000%	07/18/20		600	661,500
Gtd. Notes, RegS
6.375%	07/28/17		900	970,875
Starz LLC/Starz Finance Corp.,
Gtd. Notes
5.000%	09/15/19		1,000	1,027,500
Time Warner Cable, Inc.,
Gtd. Notes
8.250%	04/01/19		2,300	2,813,222
Viacom, Inc.,
Sr. Unsec’d. Notes(g)
4.875%	06/15/43	(a)	300	300,281
Sr. Unsec’d. Notes(g)
5.850%	09/01/43		650	731,724
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		1,900	1,957,000
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
0.450%	12/01/15		750	750,281

				31,738,886

Metals & Mining — 0.1%
Berau Capital Resources Pte Ltd. (Indonesia),
Sr. Secd. Notes, RegS
12.500%	07/08/15		150	105,000
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43		1,315	1,505,942
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
1.700%	05/27/16		5,375	5,397,435
GrafTech International Ltd.,
Gtd. Notes
6.375%	11/15/20	(a)	629	504,773
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.250%	11/08/42	(a)	1,500	1,367,325
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes, 144A
6.000%	01/31/19		200	178,198

				9,058,673

Multi-Utilities
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18		700	833,753

Oil, Gas & Consumable Fuels — 0.5%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.623%(s)	10/10/36		3,000	1,185,000

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
6.375%	09/15/17		4,000	$4,450,524
DCP Midstream LLC,
Sr. Unsec’d. Notes
8.125%	08/16/30	(a)	3,500	3,629,167
Devon Financing Corp. LLC,
Gtd. Notes
7.875%	09/30/31		700	954,129
Dominion Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43	(a)	85	96,070
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45		605	562,922
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.900%	03/15/35	(a)	340	337,706
5.150%	03/15/45		855	860,357
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35		1,135	1,163,862
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.300%	11/12/15		750	750,000
9.250%	04/23/19		2,000	2,148,200
Sr. Unsec’d. Notes, MTN, 144A
8.625%	04/28/34		750	801,900
Helmerich & Payne International Drilling Co.,
Gtd. Notes, 144A
4.650%	03/15/25		2,305	2,387,090
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		1,500	1,877,111
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19		500	509,950
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41		825	928,684
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		2,400	2,613,098
Pacific Rubiales Energy Corp. (Colombia),
Gtd. Notes, 144A
5.375%	01/26/19		1,810	1,194,600
Reliance Holding USA, Inc. (India),
Gtd. Notes, 144A
5.400%	02/14/22		750	824,211
Sasol Financing International PLC (South Africa),
Gtd. Notes
4.500%	11/14/22		1,200	1,191,000
Shell International Finance BV (Netherlands),
Gtd. Notes
2.000%	11/15/18		6,000	6,110,520
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.900%	03/15/45	(a)	605	625,473

				35,201,574

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals — 0.2%
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25	(a)	1,100	$1,135,233
4.550%	03/15/35		1,165	1,214,300
4.750%	03/15/45		655	696,171
Forest Laboratories, Inc.,
Gtd. Notes, 144A
4.875%	02/15/21		2,920	3,219,169
Merck & Co., Inc.,
Sr. Unsec’d. Notes
4.150%	05/18/43		975	1,049,762
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
1.350%	09/29/17	(a)	2,000	2,009,960
Valeant Pharmaceuticals International, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	04/15/25		1,335	1,381,725
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		2,500	3,200,643

				13,906,963

Road & Rail — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A (original cost $2,303,284; purchased 05/14/13)(f)(g)
7.000%	10/15/37		1,780	2,400,266
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19		2,000	2,065,000

				4,465,266

Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc.,
Sr. Secd. Notes, 144A
6.000%	01/15/22		1,400	1,524,250
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.750%	06/01/18		1,800	1,836,000
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
5.000%	10/01/25		1,330	1,348,287

				4,708,537

Software
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34		1,295	1,405,158

Specialty Retail — 0.1%
CVS Health Corp.,
Sr. Unsec’d. Notes
5.300%	12/05/43	(a)	310	378,709
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36		3,600	4,761,760
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		2,200	2,420,000
8.500%	06/15/19		750	899,775

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Specialty Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.875%	11/15/19		1,600	$1,692,000

				10,152,244

Tobacco
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	(a)	1,200	1,287,583
10.200%	02/06/39		1,029	1,819,751

				3,107,334

Wireless Telecommunication Services — 0.1%
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19		1,500	1,550,625
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18		900	1,032,750
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23	(a)	655	668,100
Telstra Corp. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
3.125%	04/07/25		1,145	1,153,668
T-Mobile USA, Inc.,
Gtd. Notes
6.464%	04/28/19		1,445	1,490,156
UPCB Finance V Ltd. (Netherlands),
Sr. Secd. Notes, 144A
7.250%	11/15/21		3,000	3,228,750

				9,124,049

TOTAL CORPORATE BONDS (cost $437,339,645)				455,954,234

FOREIGN GOVERNMENT BONDS — 1.0%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41	(a)	2,000	2,035,000
7.125%	01/20/37		1,000	1,187,500
Unsec’d. Notes
11.000%	06/26/17		EUR 2,100	2,713,006
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44	(a)	1,170	1,307,475
7.375%	09/18/37	(a)	1,000	1,335,000
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes, 144A
1.750%	09/10/19	(a)	1,000	1,015,500
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes
4.750%	04/17/19		EUR 560	398,001
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.800%	07/14/15		JPY 52,700	369,100
5.800%	07/14/15		JPY 50,000	350,190
Sr. Unsec’d. Notes, MTN
3.800%	08/08/17		JPY 390,000	2,295,747

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
2.110%	10/26/17	JPY 300,000	$2,500,825
4.125%	02/19/18	1,480	1,547,192
6.375%	03/29/21	808	936,795
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
2.875%	07/08/21	EUR 1,005	1,137,079
Sr. Unsec’d. Notes, RegS
4.875%	05/05/21	2,500	2,721,875
6.875%	01/17/18	1,800	2,029,500
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
6.500%	11/01/27	EUR 2,800	4,745,446
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
3.450%	03/24/17	JPY 20,000	174,354
3.700%	11/14/16	JPY 100,000	869,640
Sr. Unsec’d. Notes, RegS
4.500%	06/08/15	JPY 400,000	3,357,112
Italy Government International Bond Coupon Strip (Italy),
Debs., 144A
0.670%(s)	09/27/15	1,000	996,115
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
2.375%	02/13/25	3,000	2,990,473
Kingdom of Belgium (Belgium),
Sr. Unsec’d. Notes, MTN
1.500%	06/22/18	3,000	3,025,500
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.750%	04/22/23	EUR 3,000	3,524,118
Sr. Unsec’d. Notes, MTN
3.625%	03/15/22	1,250	1,298,125
4.750%	03/08/44	4,400	4,620,000
6.050%	01/11/40	250	308,750
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
5.200%	01/30/20	985	1,095,813
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.250%	03/15/16	EUR 800	904,110
7.750%	01/14/31	1,000	1,501,840
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.875%	07/16/15	3,500	3,533,418
Portugal Government International Bond (Portugal),
Unsec’d. Notes, 144A
5.125%	10/15/24	3,750	4,148,550
Unsec’d. Notes, MTN
5.125%	10/15/24	1,750	1,935,990
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.750%	01/20/42	800	1,019,040
Republic of Latvia (Latvia),
Sr. Unsec’d. Notes
5.250%	02/22/17	500	536,603
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, 144A
4.875%	01/22/24	1,308	1,448,610

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, 144A
4.125%	02/18/19	(a)	500	$528,621
Sr. Unsec’d. Notes, RegS
5.250%	02/18/24		600	688,650
5.500%	10/26/22		2,900	3,342,366
5.850%	05/10/23		200	236,500
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, MTN
4.500%	04/05/16		EUR 800	894,604
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	03/22/24		895	995,329
7.000%	06/05/20		2,000	2,310,000
Ukraine Government AID Bonds,
Govt. Gtd. Notes
1.844%	05/16/19		785	798,491

TOTAL FOREIGN GOVERNMENT BONDS (cost $79,562,542)				75,707,953

MUNICIPAL BONDS — 0.1%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49		1,330	1,915,094
Los Angeles Department of Water,
Revenue Bonds, BABs
6.008%	07/01/39		1,850	2,391,976
University Of California,
Revenue Bonds
3.931%	05/15/45		340	346,620
4.131%	05/15/45		360	367,668

				5,021,358

Colorado
Regional Transportation District,
Revenue Bonds
5.844%	11/01/50		955	1,342,749

District of Columbia
District of Columbia Water & Sewer Authority,
Revenue Bonds
4.814%	10/01/2114		550	662,541
5.522%	10/01/44		1,340	1,729,069

				2,391,610

Pennsylvania
Pennsylvania Turnpike Commission,
Revenue Bonds
6.105%	12/01/39		1,035	1,355,488

TOTAL MUNICIPAL BONDS (cost $9,535,089)				10,111,205

NON-CORPORATE FOREIGN AGENCIES — 0.4%
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23		1,095	1,069,593
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		910	969,150

Interest Rate	Maturity Date	Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Credit Suisse Group Funding Guernsey Ltd (Switzerland),
Gtd. Notes, 144A
2.750%	03/26/20	2,380	$2,393,578
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.375%	11/04/16	1,300	1,348,974
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20	2,000	2,286,826
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
9.125%	07/02/18	2,800	3,040,240
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes
3.500%	08/22/17	1,000	1,043,118
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	09/19/22	1,500	1,531,763
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	10/17/16	3,300	3,572,250
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21	800	725,720
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21	2,000	2,195,000
5.500%	06/27/44	1,150	1,160,063
Power Sector Assets & Liabilities Management Corp. (Philippines),
Govt. Gtd. Notes, RegS
7.390%	12/02/24	1,270	1,703,387
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.125%	08/01/17	350	366,561
UBS AG/Stamford CT (Switzerland),
Sr. Unsec’d. Notes, MTN
1.800%	03/26/18	2,320	2,326,438
VTB Bank OJSC Via VTB Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.875%	05/29/18	550	534,875

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $26,457,714)			26,267,536

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 144A
0.361%(c)	03/27/36	4,970	4,612,781
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1
1.672%(c)	02/25/25	2,465	2,481,668
LSTAR Securities Investment Trust,
Series 2014-2, Class A, 144A
2.172%(c)	12/01/21	2,147	2,118,477
Series 2015-1, Class A, 144A
2.172%(c)	01/01/20	6,917	6,913,950
Series 2015-2, Class A, 144A
2.172%(c)	01/01/20	6,912	6,888,531
Series 2015-3, Class A, 144A

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.176%(c)	03/01/20		4,700	$4,665,136

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $27,460,938)				27,680,543

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
Federal Home Loan Mortgage Corp.
2.375%	01/13/22	(a)	9,155	9,467,158
3.000%	06/01/29		2,325	2,446,441
3.500%	01/01/27		947	1,012,119
3.500%	TBA		8,000	8,384,219
4.000%	09/01/40-12/01/40		9,688	10,381,275
4.500%	02/01/41-12/01/44		3,228	3,518,669
Federal National Mortgage Assoc.
1.625%	01/21/20	(a)(h)	10,060	10,129,484
2.500%	04/01/28-01/01/29		3,117	3,206,752
2.500%	TBA		10,000	10,270,312
2.625%	09/06/24	(h)(k)	2,815	2,916,593
3.000%	08/01/43		2,808	2,875,219
3.000%	TBA		6,000	6,119,414
3.000%	TBA		9,000	9,434,531
3.500%	05/01/42		18,053	18,995,425
3.500%	TBA		29,000	30,459,063
3.500%	TBA		25,000	26,194,336
4.000%	09/01/40-12/01/43		4,537	4,862,757
4.000%	TBA		14,500	15,478,749
4.500%	TBA		24,000	26,116,884
5.000%	TBA		2,500	2,779,883
Government National Mortgage Assoc.
3.500%	05/20/43-01/20/45		7,832	8,261,280
3.500%	TBA		13,000	13,678,946
4.000%	11/20/44		13,630	14,613,090
4.000%	TBA		8,000	8,523,438
4.500%	TBA		5,250	5,704,453
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.350%	06/07/21		1,100	1,961,212

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $254,319,306)				257,791,702

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bonds
3.000%	11/15/44		18,600	20,380,076
3.375%	05/15/44		11,080	12,980,043
U.S. Treasury Notes
1.000%	03/15/18		22,000	22,080,784
1.375%	03/31/20		22,720	22,723,544
1.500%	05/31/19		2,890	2,921,157
1.625%	04/30/19		10,480	10,653,570
2.000%	02/15/25	(a)	22,410	22,551,810
U.S. Treasury Strip Coupon
1.861%(s)	05/15/22		47,429	41,667,183

TOTAL U.S. TREASURY OBLIGATIONS (cost $154,601,434)				155,958,167

		Value
TOTAL LONG-TERM INVESTMENTS (cost $5,903,694,819)		$6,394,871,026

	Shares
SHORT-TERM INVESTMENTS — 20.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 19.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,468,344,091; includes $268,250,717 of cash collateral for securities on loan)(b)(w)	1,468,344,091	1,468,344,091

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 1.0%
U.S. Treasury Bills
0.040%	06/18/15	150	149,995
0.065%	09/17/15	8,000	7,996,248
0.096%	09/17/15	450	449,789
0.101%	09/17/15	8,000	7,996,248
0.141%	09/17/15	30,550	30,535,673
0.150%	09/17/15	14,900	14,893,012
0.151%	09/17/15	12,400	12,394,184

TOTAL U.S. TREASURY OBLIGATIONS (cost $74,417,877)			74,415,149

		Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
10 Year U.S Treasury Note,
expiring 04/24/15, Strike Price $127.00		250	507,813
expiring 04/24/15, Strike Price $133.00	JPMorgan Chase	250	7,813
Interest Rate Swap Options,
Receive a fixed rate of 1.25% and pay a floating rate based on 3 Month LIBOR, expiring 08/19/15	Barclays Capital Group	405,000	228,998
Receive a fixed rate of 1.76% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Citigroup Global Markets	385,100	448,770
Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $98.75		52	2,600
expiring 12/14/15, Strike Price $98.88		52	3,900
expiring 12/14/15, Strike Price $99.13		52	8,775
expiring 12/14/15, Strike Price $99.25		52	13,325

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

		Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)

TOTAL OPTIONS PURCHASED (cost $952,194)			$1,221,994

TOTAL SHORT-TERM INVESTMENTS (cost $1,543,714,162)			1,543,981,234

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.4% (cost $7,447,408,981)			7,938,852,260

		Notional Amount 000#

OPTIONS WRITTEN*
Call Options
10 Year U.S Treasury Note,
expiring 04/24/15, Strike Price $130.00	JPMorgan Chase	500	(164,063)

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.00		208	(23,400)

TOTAL OPTIONS WRITTEN (premiums received $253,809)			(187,463)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.4% (cost $7,447,155,172)			7,938,664,797
Liabilities in excess of other assets(x) — (5.4)%			(409,474,384)

NET ASSETS — 100.0%			$7,529,190,413

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $260,478,610; cash collateral of $268,250,717 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(f)	Indicates a restricted security; the aggregate cost of such securities is $6,828,284. The aggregate value of $6,873,554 is approximately 0.0% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only securities.
Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,685	5 Year U.S. Treasury Notes	Jun. 2015	$201,239,000	$202,555,430	$1,316,430
882	10 Year U.S. Treasury Notes	Jun. 2015	112,540,094	113,695,312	1,155,218
98	30 Year U.S. Ultra Treasury Bonds	Jun. 2015	16,373,914	16,647,750	273,836
112	CAC40 10 Euro	Apr. 2015	6,077,977	6,064,730	(13,247)
807	DAX Index	Jun. 2015	257,750,667	260,544,759	2,794,092
6,456	Euro STOXX 50	Jun. 2015	248,276,632	252,056,257	3,779,625
61	FTSE 100 Index	Jun. 2015	6,090,680	6,087,060	(3,620)
817	IBEX 35 Index	Apr. 2015	97,133,062	100,939,497	3,806,435
333	Mini MSCI EAFE Index	Jun. 2015	29,962,888	30,467,835	504,947
193	Russell 2000 Mini Index	Jun. 2015	23,661,800	24,103,770	441,970
1,387	S&P 500 E-Mini	Jun. 2015	143,445,466	142,916,480	(528,986)
66	S&P 500 Index	Jun. 2015	34,130,250	34,003,200	(127,050)
75	TOPIX Index	Jun. 2015	9,498,896	9,652,103	153,207

					13,552,857

Short Position:
251	2 Year U.S. Treasury Notes	Jun. 2015	54,995,719	55,008,219	(12,500)

					$13,540,357

(1) Cash of $139,966 have been segregated with Citigroup Global Markets and U.S. Treasury Securities with a market value of $2,144,706 and $74,415,149 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively to cover requirements for open contracts at March 31, 2015.

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 04/10/15	Citigroup Global Markets	BRL	686	$227,285	$214,378	$(12,907)
Canadian Dollar,
Expiring 04/16/15	BNP Paribas	CAD	340	273,300	268,711	(4,589)
Euro,
Expiring 04/20/15	Deutsche Bank AG	EUR	483	544,112	519,919	(24,193)
Expiring 04/28/15	Citigroup Global Markets	EUR	8,075	9,210,747	8,686,251	(524,496)
Expiring 04/28/15	JPMorgan Chase	EUR	605	676,600	650,979	(25,621)
Japanese Yen,
Expiring 04/28/15	Citigroup Global Markets	JPY	8,372	69,379	69,832	453
Mexican Peso,
Expiring 04/22/15	Barclays Capital Group	MXN	1,293	86,608	84,620	(1,988)
Expiring 04/22/15	BNP Paribas	MXN	4,063	272,000	265,938	(6,062)
Expiring 04/22/15	BNP Paribas	MXN	4,035	269,000	264,116	(4,884)
Expiring 04/22/15	BNP Paribas	MXN	56	3,653	3,668	15
Expiring 04/22/15	Citigroup Global Markets	MXN	478	31,875	31,255	(620)
Expiring 04/22/15	Citigroup Global Markets	MXN	338	21,820	22,090	270
South African Rand,
Expiring 04/20/15	JPMorgan Chase	ZAR	1,581	134,700	129,922	(4,778)
Expiring 04/20/15	JPMorgan Chase	ZAR	71	5,733	5,856	123
Swiss Franc,
Expiring 04/28/15	Deutsche Bank AG	CHF	345	407,200	355,706	(51,494)
Turkish Lira,
Expiring 04/20/15	Citigroup Global Markets	TRY	9	3,344	3,378	34

				$12,237,356	$11,576,619	(660,737)

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/16/15	JPMorgan Chase	AUD	358	$ 288,663	$ 272,323	$ 16,340
British Pound,
Expiring 04/28/15	UBS AG	GBP	1,792	2,697,067	2,658,164	38,903
Euro,
Expiring 04/28/15	Bank of America	EUR	5,637	6,354,604	6,063,068	291,536
Expiring 04/28/15	Bank of America	EUR	847	947,200	911,262	35,938
Expiring 04/28/15	Citigroup Global Markets	EUR	11,273	12,728,676	12,125,770	602,906
Expiring 04/28/15	Citigroup Global Markets	EUR	720	815,300	774,101	41,199
Hungarian Forint,
Expiring 04/22/15	Citigroup Global Markets	HUF	128,843	467,884	460,834	7,050
Japanese Yen,
Expiring 04/28/15	Bank of America	JPY	461,660	3,904,415	3,850,971	53,444
Expiring 04/28/15	Barclays Capital Group	JPY	162	1,337	1,353	(16)
Expiring 06/09/15	Barclays Capital Group	JPY	104,179	872,686	869,474	3,212
Mexican Peso,
Expiring 04/22/15	Goldman Sachs & Co.	MXN	1,736	115,721	113,622	2,099
Expiring 04/22/15	JPMorgan Chase	MXN	8,170	544,600	534,801	9,799
Polish Zloty,
Expiring 04/23/15	JPMorgan Chase	PLN	1,586	425,655	418,246	7,409
South African Rand,
Expiring 04/20/15	Deutsche Bank AG	ZAR	6,325	544,112	519,668	24,444
Swiss Franc,
Expiring 04/28/15	UBS AG	CHF	551	610,319	567,189	43,130
Turkish Lira,
Expiring 04/20/15	Barclays Capital Group	TRY	904	378,449	345,926	32,523
Expiring 04/20/15	Barclays Capital Group	TRY	646	270,700	247,259	23,441
Expiring 04/20/15	Citigroup Global Markets	TRY	13,780	5,895,450	5,271,473	623,977
Expiring 04/20/15	Deutsche Bank AG	TRY	13,780	5,883,293	5,271,472	611,821

				$43,746,131	$41,276,976	2,469,155

						$1,808,418

Interest rate swap agreements outstanding at March 31, 2015:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
	24,340	03/11/17	0.966%	3 Month LIBOR(2)	$(93,568)	$—	$(93,568)	Citigroup Global Markets
	8,450	03/11/20	1.824%	3 Month LIBOR(2)	(129,114)	—	(129,114)	Citigroup Global Markets
BRL	13,356	01/01/18	0.000%	Brazilian interbank lending rate(1)	(145,851)	—	(145,851)	Deutsche Bank AG
BRL	5,431	01/01/21	0.000%	Brazilian interbank lending rate(1)	(142,583)	—	(142,583)	Barclays Capital Group
BRL	5,252	01/01/21	0.000%	3 Month LIBOR(1)	23,819	—	23,819	Deutsche Bank AG
CLP	465,000	02/25/20	3.910%	1 Day CLOIS(1)	(2,286)	—	(2,286)	JPMorgan Chase
COP	140,000	02/13/20	5.050%	1 Day COOVIBR OIS(1)	(484)	—	(484)	Deutsche Bank AG
GBP	1,110	11/03/24	1.960%	1 Day SONIA(2)	(115,862)	—	(115,862)	Citigroup Global Markets
JPY	85,000	02/26/35	1.194%	6 Month LIBOR(1)	5,715	—	5,715	Citigroup Global Markets
JPY	200,000	03/03/35	1.149%	6 Month LIBOR(1)	(423)	—	(423)	Citigroup Global Markets

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
MXN	47,400	06/20/18	6.020%	28 day Mexician interbank rate(1)	$120,374	$—	$120,374	Credit Suisse First Boston
MXN	45,500	11/09/18	5.410%	28 day Mexician interbank rate(1)	56,973	—	56,973	Deutsche Bank AG
MXN	76,500	04/28/23	5.100%	28 day Mexician interbank rate(1)	(269,666)	—	(269,666)	Barclays Bank PLC
	62,640	04/20/15	2.690%	CMM 100YR(2)	(12,319)	—	(12,319)	JPMorgan Chase
	62,640	04/20/15	2.060%	10 Year CMS(1)	7,212	—	7,212	JPMorgan Chase
	48,360	04/23/15	2.675%	CMM 100YR(2)	(1,580)	—	(1,580)	Citigroup Global Markets
	48,360	04/23/15	2.040%	10 Year CMS(1)	5,337	—	5,337	Citigroup Global Markets
	59,450	04/27/15	2.750%	CMM 100YR(2)	(45,420)	—	(45,420)	Citigroup Global Markets
	59,450	04/27/15	2.100%	10 Year CMS(1)	(27,090)	—	(27,090)	Citigroup Global Markets
ZAR	10,000	09/03/33	8.970%	3 month JIBAR(1)	67,109	(205)	67,314	HSBC Bank USA

					$(699,707)	$(205)	$(699,502)

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
AUD	1,800	03/07/29	4.742%	6 Month LIBOR(1)	$—	$299,381	$299,381
CAD	10,000	01/09/20	1.710%	3 Month Canadian Bankers Acceptances(2)	—	(206,350)	(206,350)
EUR	4,550	08/04/24	1.054%	Euro 6 Month LIBOR(2)	(145,919)	(436,595)	(290,676)
GBP	1,650	01/08/25	1.325%	1 Day SONIA(2)	—	(8,354)	(8,354)
MXN	85,700	02/09/18	4.630%	28 day Mexician interbank rate(1)	2,947	(7,038)	(9,985)
MXN	50,000	04/18/19	5.480%	28 day Mexician interbank rate(1)	—	53,330	53,330
MXN	10,200	07/27/34	6.720%	28 day Mexician interbank rate(1)	(146)	14,573	14,719
	5,030	12/24/17	1.384%	3 Month LIBOR(2)	491	(65,951)	(66,442)
	36,450	02/28/19	1.806%	3 Month LIBOR(2)	44,693	(719,302)	(763,995)
	3,850	02/28/19	1.625%	3 Month LIBOR(2)	—	(43,030)	(43,030)
	5,400	11/06/19	1.752%	3 Month LIBOR(2)	—	(102,229)	(102,229)
	6,720	12/02/19	1.638%	3 Month LIBOR(2)	—	(84,057)	(84,057)
	12,000	07/31/21	2.290%	3 Month LIBOR(2)	—	(458,288)	(458,288)
	25,000	12/31/21	1.850%	3 Month LIBOR(2)	—	(36,417)	(36,417)
ZAR	23,800	11/14/23	8.190%	3 Month JIBAR(1)	—	74,396	74,396
ZAR	2,700	01/12/25	7.430%	3 month JIBAR(1)	—	(3,533)	(3,533)
ZAR	16,300	01/13/25	7.440%	3 Month JIBAR(1)	—	(20,467)	(20,467)
ZAR	6,500	01/13/25	7.430%	3 Month JIBAR(1)	—	(8,541)	(8,541)

					$(97,934)	$(1,758,472)	$(1,660,538)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/Obligation	Termination Date	Notional Amount (000)(2)#	Fixed Rate	Value at Trade Date	Value at March 31, 2015(3)	Unrealized Appreciation
Exchange-traded credit default swaps – Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	248,000	1.000%	$(4,626,862)	$(4,569,064)	$57,798

U.S. Government Agency Securities with a combined market value of $4,613,130 have been segregated with Citigroup Global Markets to cover requirements for open contracts as of March 31, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuers default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1) If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at March 31, 2015:

Notional Amount (000)#		Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	448	3 month LIBOR	JPY	43,650	3 Month LIBOR minus 35.75 bps	Citigroup, Inc.	05/02/15	$84,100	$—	$84,100
	8,847	3 Month LIBOR	EUR	7,700	3 Month LIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	516,785	—	516,785
JPY	195,000	3 Month LIBOR		1,655	3 Month LIBOR minus 43.35 bps	JPMorgan Chase	11/26/16	(29,196)	—	(29,196)
JPY	780,000	3 Month LIBOR minus 42.10 bps		6,607	3 Month LIBOR	JPMorgan Chase	11/28/16	(101,505)	—	(101,505)
	1,655	3 Month LIBOR	JPY	195,000	3 Month LIBOR	JPMorgan Chase	11/26/24	33,222	—	33,222
	6,607	3 Month LIBOR	JPY	780,000	3 Month LIBOR minus 42.10 bps	JPMorgan Chase	11/28/24	233,844	—	233,844
TRY	27,450	3 Month LIBOR		13,210	3 month LIBOR	HSBC Bank USA	09/09/15	(2,113,516)	—	(2,113,516)
	3,431	3 month LIBOR	JPY	350,000	3 Month LIBOR minus 35.75 bps	Deutsche Bank AG	05/14/17	506,486	—	506,486
	2,483	3 Month LIBOR	JPY	300,000	3 Month LIBOR	JPMorgan Chase	10/26/17	(18,373)	—	(18,373)

								$(888,153)	$—	$(888,153)

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolios investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$4,171,388,098	$737,432,507	$505,368
Exchange Traded Funds	38,519,998	—	—
Preferred Stocks	6,602,807	3,236,939	—
Rights	29,620	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	120,701,012	16,974,436
Non-Residential Mortgage-Backed Securities	—	18,722,227	—
Residential Mortgage-Backed Securities	—	84,937,147	9,933,000
Bank Loans	—	31,832,429	—
Commercial Mortgage-Backed Securities	—	144,584,098	—
Corporate Bonds	—	452,807,458	3,146,776
Municipal Bonds	—	10,111,205	—
Non-Corporate Foreign Agencies	—	26,267,536	—
Foreign Government Bonds	—	75,707,953	—
Residential Mortgage-Backed Securities	—	23,067,762	4,612,781
U.S. Government Agency Obligations	—	257,791,702	—
U.S. Treasury Obligations	—	230,373,316	—
Affiliated Money Market Mutual Fund	1,468,344,091	—	—
Options Purchased	544,226	677,768	—
Options Written	(187,463)	—	—
Other Financial Instruments*
Financial Futures Contracts	13,540,357	—	—
Foreign Forward Currency Contracts	—	1,808,418	—
Over-the-counter interest rate swaps	—	(625,847)	(73,860)
Exchange-traded interest rate swaps	—	(1,660,538)	—
Exchange-traded credit default swaps	—	57,798	—
Currency Swap Agreements	—	(888,153)	—

Total	$5,698,781,734	$2,216,942,737	$35,098,501

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value at 3/31/15
Credit contracts	$57,798
Equity contracts.	10,836,993
Foreign exchange contracts	1,808,418
Interest rate contracts	519,117

Total	$13,222,326

AST QMA EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 89.9%
Brazil — 3.7%
AMBEV SA	34,400	$198,755
Banco Bradesco SA	28,200	267,902
Banco do Brasil SA	32,300	232,872
CETIP SA - Mercados Organizados	8,100	80,834
Fibria Celulose SA*	30,000	426,282
Hypermarcas SA*	12,800	79,049
JBS SA	276,300	1,228,462
Klabin SA	17,500	100,124
Lojas Renner SA	4,800	135,372
Petroleo Brasileiro SA	486,900	1,464,567
Porto Seguro SA	79,200	881,448
Vale SA	77,100	433,869

		5,529,536

Chile — 0.5%
CAP SA	19,164	65,796
Cia Cervecerias Unidas SA	6,472	67,252
Enersis SA	728,609	238,382
Vina Concha y Toro SA	217,883	448,919

		820,349

China — 21.5%
Agricultural Bank of China Ltd. (Class H Stock)	802,000	397,064
Anhui Conch Cement Co. Ltd. (Class H Stock)	46,500	175,595
ANTA Sports Products Ltd.	390,000	713,330
Bank of China Ltd. (Class H Stock)	3,682,000	2,128,475
Bank of Communications Co. Ltd. (Class H Stock)	1,524,000	1,309,798
BBMG Corp. (Class H Stock)	50,000	46,196
China Agri-Industries Holdings Ltd.	841,000	325,783
China CITIC Bank Corp. Ltd. (Class H Stock)	699,000	526,974
China CNR Corp. Ltd. (Class H Stock)*	74,000	106,217
China Communications Construction Co. Ltd. (Class H Stock)	908,000	1,279,418
China Construction Bank Corp. (Class H Stock)	2,765,000	2,294,914
China Everbright Bank Co. Ltd. (Class H Stock)	1,804,000	993,743
China Everbright International Ltd.	97,000	162,688
China Life Insurance Co. Ltd. (Class H Stock)	276,000	1,213,229
China Merchants Bank Co. Ltd. (Class H Stock)	172,000	419,962
China Merchants Holdings International Co. Ltd.	8,000	31,350
China Mobile Ltd.	177,000	2,306,734
China Petroleum & Chemical Corp. (Class H Stock)	580,800	462,847
China Railway Construction Corp. Ltd. (Class H Stock)	39,000	58,142
China Railway Group Ltd. (Class H Stock)	1,407,000	1,439,063
China Resources Power Holdings Co. Ltd.	72,000	180,568
China Shenhua Energy Co. Ltd. (Class H Stock)	125,500	320,113
China Telecom Corp. Ltd. (Class H Stock)	508,000	324,770
China Unicom Hong Kong Ltd.	222,000	337,949

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Chongqing Changan Automobile Co. Ltd. (Class B Stock)(g)	35,800	$98,022
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	1,313,000	851,181
CITIC Pacific Ltd.	83,000	142,061
CNOOC Ltd. (Class H Stock)	638,000	900,426
CSR Corp. Ltd. (Class H Stock)	75,000	99,039
Evergrande Real Estate Group Ltd.	2,472,000	1,246,080
Geely Automobile Holdings Ltd.	1,220,000	626,711
Great Wall Motor Co. Ltd. (Class H Stock)	38,500	271,411
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	209,200	214,976
Huadian Power International Corp. Ltd. (Class H Stock)	972,000	810,839
Huaneng Power International, Inc. (Class H Stock)	130,000	154,398
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,755,000	2,037,825
New China Life Insurance Co. Ltd. (Class H Stock)	36,300	202,108
PetroChina Co. Ltd. (Class H Stock)	772,000	857,305
PICC Property & Casualty Co. Ltd. (Class H Stock)	132,000	260,613
Ping An Insurance Group Co. (Class H Stock)	84,000	1,007,717
Shanghai Industrial Holdings Ltd.	18,000	55,485
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	418,000	1,112,542
Shenzhou International Group Holdings Ltd.	21,000	94,781
Shui On Land Ltd.	159,000	37,528
Sino-Ocean Land Holdings Ltd.	124,500	75,314
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	130,000	48,459
Sinotrans Ltd. (Class H Stock)	312,000	179,347
SOHO China Ltd.	749,000	510,138
Tencent Holdings Ltd.	149,400	2,837,094
Yuexiu Property Co. Ltd.	252,580	49,562
Zhejiang Expressway Co. Ltd. (Class H Stock)	58,000	76,774
Zhuzhou CSR Times Electric Co. Ltd. (Class H Stock)	21,500	141,425

		32,554,083

Colombia
Interconexion Electrica SA ESP	14,179	40,628

Czech Republic — 0.1%
Komercni Banka A/S	567	122,301

Greece — 0.5%
Folli Follie SA*	23,258	691,288
Hellenic Telecommunications Organization SA*	9,676	85,701

		776,989

Hong Kong — 1.2%
China Resources Cement Holdings Ltd.	400,000	226,104
Huabao International Holdings Ltd.	1,212,000	901,150
Nine Dragons Paper Holdings Ltd.	68,000	42,521
Shimao Property Holdings Ltd.	239,500	502,542
Sino Biopharmaceutical Ltd.	68,000	68,794

		1,741,111

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	1,567	$67,850
Richter Gedeon Nyrt	18,111	248,442

		316,292

India — 6.3%
Dr. Reddys Laboratories Ltd., ADR	22,100	1,261,910
GAIL India Ltd., GDR, RegS	7,181	266,774
ICICI Bank Ltd., ADR	93,200	965,552
Infosys Ltd., ADR(a)	64,000	2,245,120
Reliance Industries Ltd., GDR	49,956	1,321,336
Reliance Infrastructure Ltd., GDR	1,981	42,790
Sesa Goa Ltd., ADR	70,600	875,440
State Bank of India, GDR, RegS	1,278	54,059
Tata Motors Ltd., ADR	25,600	1,153,536
Tata Steel Ltd., GDR, RegS	52,646	268,495
Wipro Ltd., ADR(a)	80,500	1,072,260

		9,527,272

Indonesia — 1.7%
Astra Agro Lestari Tbk PT	16,700	30,998
Bank Central Asia Tbk PT	445,600	505,021
Bank Negara Indonesia Persero Tbk PT	2,248,300	1,241,248
Indofood CBP Sukses Makmur Tbk PT	49,900	55,935
Indofood Sukses Makmur Tbk PT	150,200	85,533
Telekomunikasi Indonesia Persero Tbk PT	1,517,300	334,558
Unilever Indonesia Tbk PT	56,800	172,070
United Tractors Tbk PT	62,600	104,176

		2,529,539

Malaysia — 2.9%
British American Tobacco Malaysia Bhd	44,700	828,604
DiGi.Com Bhd	650,800	1,106,254
IOI Corp. Bhd	105,500	130,753
MISC Bhd	460,600	1,053,742
PPB Group Bhd	110,200	457,540
Tenaga Nasional Bhd	102,300	396,083
UMW Holdings Bhd	21,200	62,124
YTL Corp. Bhd	187,200	84,413
YTL Power International Bhd	537,700	217,624

		4,337,137

Mexico — 4.2%
America Movil SAB de CV (Class L Stock)	1,441,200	1,474,883
Arca Continental SAB de CV*	15,000	92,241
Coca-Cola Femsa SAB de CV (Class L Stock)	9,300	74,090
Fibra Uno Administracion SA de CV*	357,200	946,070
Gruma SAB de CV (Class B Stock)	69,900	889,428
Grupo Televisa SAB*	227,000	1,498,452
Wal-Mart de Mexico SAB de CV	564,500	1,406,670

		6,381,834

Philippines — 0.4%
DMCI Holdings, Inc.	145,300	50,374
Globe Telecom, Inc.	1,420	63,866
JG Summit Holdings, Inc.	227,410	368,842
Jollibee Foods Corp.	16,130	79,318

		562,400

Poland — 2.1%
Cyfrowy Polsat SA	8,257	54,313
Enea SA	9,325	40,652

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
Energa SA	7,643	$50,143
Grupa Azoty SA	1,840	39,320
KGHM Polska Miedz SA	33,222	1,049,952
Orange Polska SA	24,397	61,308
PGE SA	140,596	772,444
Polskie Gornictwo Naftowe i Gazownictwo SA	66,152	95,866
Powszechny Zaklad Ubezpieczen SA	8,406	1,084,596

		3,248,594

Qatar — 1.2%
Gulf International Services QSC	21,087	554,888
Masraf Al Rayan	83,006	1,083,612
Qatar Islamic Bank	8,573	233,330

		1,871,830

Russia — 3.5%
Alrosa AO	189,300	234,350
Gazprom OAO*	513,430	1,221,515
Lukoil OAO	19,615	910,411
Magnit OJSC, GDR, RegS	9,526	486,302
MegaFon OAO, GDR	3,459	55,344
MMC Norilsk Nickel OJSC*	1,243	222,154
Mobile Telesystems OJSC, ADR	9,900	99,990
Moscow Exchange (The)*	180,230	213,238
NovaTek OAO, GDR, RegS	3,306	247,950
Rosneft OAO*	74,180	320,587
Sberbank of Russia	74,444	327,107
Severstal PAO*	7,350	83,222
Sistema JSFC, GDR, RegS	27,052	200,185
Surgutneftegas OJSC, ADR	81,041	499,213
Tatneft OAO*	23,990	118,061

		5,239,629

South Africa — 7.4%
Barloworld Ltd.	30,552	233,126
FirstRand Ltd.	345,141	1,586,627
Gold Fields Ltd.	29,842	123,756
Growthpoint Properties Ltd.	341,119	805,416
Mediclinic International	14,834	148,929
MMI Holdings Ltd.	38,521	104,234
Mr. Price Group Ltd.	54,706	1,170,058
MTN Group Ltd.	14,447	243,535
Naspers Ltd. (Class N Stock)	10,029	1,538,359
Nedbank Group Ltd.	8,643	169,278
Netcare Ltd.	289,459	992,638
Rand Merchant Insurance Holdings Ltd.	28,378	108,061
Redefine Properties Ltd.	122,068	124,655
RMB Holdings Ltd.	26,840	154,392
Sasol Ltd.	3,237	109,293
Shoprite Holdings Ltd.	16,883	228,261
Spar Group Ltd. (The)	70,651	1,097,133
Standard Bank Group Ltd.	46,120	637,328
Telkom SA SOC Ltd.*	146,611	956,275
Tiger Brands Ltd.	27,242	685,476

		11,216,830

South Korea — 14.5%
Amorepacific Corp.	148	447,180
Cheil Worldwide, Inc.*	1,647	35,680
Coway Co. Ltd.	1,998	164,445
E-Mart Co. Ltd.	740	155,114

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Hankook Tire Co. Ltd.	2,732	$111,472
Hanssem Co. Ltd.	3,720	618,118
Hanwha Corp.	2,017	65,892
Hyosung Corp.	811	63,245
Hyundai Development Co-Engineering & Construction	2,047	104,931
Hyundai Mobis Co. Ltd.	2,787	617,336
Hyundai Motor Co.	3,819	578,356
Hyundai Steel Co.	18,832	1,236,111
Industrial Bank of Korea	9,885	118,656
Kangwon Land, Inc.	28,984	903,886
KB Financial Group, Inc.	14,221	501,985
KCC Corp.	1,960	998,299
Korea Aerospace Industries Ltd.	1,644	83,490
Korea Electric Power Corp.	9,374	386,300
KT&G Corp.	17,795	1,422,702
LG Display Co. Ltd.	29,301	829,216
LG Electronics, Inc.	3,854	204,276
LG Household & Health Care Ltd.	352	266,828
LG Uplus Corp.	74,021	733,313
Lotte Shopping Co. Ltd.	1,354	289,469
NCSoft Corp.	1,332	217,501
POSCO	3,179	694,828
Samsung Electronics Co. Ltd.	4,619	5,989,704
Samsung SDS Co. Ltd.	975	234,625
SK Holdings Co. Ltd.	5,446	833,312
SK Hynix, Inc.	44,327	1,810,609
SK Telecom Co. Ltd.	4,296	1,057,102
Woori Bank	10,969	92,563
Yuhan Corp.	281	47,349

		21,913,893

Taiwan — 13.1%
Advanced Semiconductor Engineering, Inc.	321,000	434,677
Asia Cement Corp.	81,000	101,771
AU Optronics Corp.	2,069,000	1,038,150
Cathay Financial Holding Co. Ltd.	957,600	1,525,755
Chang Hwa Commercial Bank	972,000	561,518
Chunghwa Telecom Co. Ltd.	19,000	60,722
Compal Electronics, Inc.	152,000	126,274
Eclat Textile Co. Ltd.	6,000	78,623
Far EasTone Telecommunications Co. Ltd.	59,000	142,334
Foxconn Technology Co. Ltd.	33,000	88,480
Fubon Financial Holding Co. Ltd.	749,000	1,342,614
Giant Manufacturing Co. Ltd.	52,000	501,647
Hon Hai Precision Industry Co. Ltd.	155,832	456,142
Hua Nan Financial Holdings Co. Ltd.	818,850	467,819
Innolux Corp.	2,056,000	1,024,347
Largan Precision Co. Ltd.	14,000	1,203,552
Mega Financial Holding Co. Ltd.	744,000	616,294
Merida Industry Co. Ltd.	7,000	54,955
Nan Ya Plastics Corp.	122,000	270,550
Pegatron Corp.	440,000	1,187,140
Pou Chen Corp.	336,000	469,492
Siliconware Precision Industries Co.	264,000	437,414
SinoPac Financial Holdings Co. Ltd.	278,000	115,881
Taishin Financial Holding Co. Ltd.	2,187,535	928,363
Taiwan Cement Corp.	121,000	170,297
Taiwan Semiconductor Manufacturing Co. Ltd.	1,125,000	5,228,507
United Microelectronics Corp.	445,000	220,486

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Wan Hai Lines Ltd.	213,000	$262,580
Yuanta Financial Holding Co. Ltd.	1,082,450	544,170
Yulon Motor Co. Ltd.	90,000	122,804

		19,783,358

Thailand — 2.4%
Airports of Thailand PCL	121,900	1,048,924
PTT PCL	124,500	1,235,817
Thai Union Frozen Products PCL	1,310,500	809,498
TMB Bank PCL	4,511,000	413,116
True Corp. PCL*	325,600	125,077

		3,632,432

Turkey — 2.2%
Arcelik A/S	9,136	52,632
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	200,303	226,728
Enka Insaat ve Sanayi A/S	1	2
Eregli Demir ve Celik Fabrikalari TAS	600,273	932,926
Ford Otomotiv Sanayi A/S*	2,646	34,082
TAV Havalimanlari Holding A/S*	6,978	58,300
Tofas Turk Otomobil Fabrikasi A/S	4,691	28,374
Turk Hava Yollari Anonim Ortakligi*	179,638	592,597
Turk Telekomunikasyon A/S	18,899	50,105
Turkiye Is Bankasi (Class C Stock)	419,494	944,097
Turkiye Sise ve Cam Fabrikalari A/S	385,407	475,333

		3,395,176

United Arab Emirates — 0.3%
DP World Ltd.	11,076	239,242
Dubai Islamic Bank PJSC	41,777	70,280
National Bank of Abu Dhabi PJSC	25,427	82,327

		391,849

TOTAL COMMON STOCKS
(cost $132,064,692)		135,933,062

EXCHANGE TRADED FUND — 2.7%
iShares MSCI Emerging Markets ETF(a)
(cost $4,075,225)	100,500	4,033,065

PREFERRED STOCKS — 5.7%
Brazil — 4.6%
Banco Bradesco SA (PRFC)	178,452	1,656,729
Banco do Estado do Rio Grande do Sul SA (PRFC B)	98,700	343,581
Cia Energetica de Minas Gerais (PRFC)	154,500	627,382
Cia Energetica de Sao Paulo (PRFC B)	60,900	454,143
Itau Unibanco Holding SA (PRFC)	179,530	1,992,434
Itausa - Investimentos Itau SA (PRFC)	143,800	451,015
Metalurgica Gerdau SA (PRFC)	10,600	36,268
Oi SA (PRFC)*	420,100	671,307
Petroleo Brasileiro SA (PRFC)	117,500	360,796
Suzano Papel e Celulose SA (PRFC A)	11,900	55,183
Telefonica Brasil SA (PRFC)	11,800	182,349
Vale SA (PRFC)	22,400	108,647

		6,939,834

Chile — 0.1%
Embotelladora Andina SA (PRFC B)	10,465	26,554
Sociedad Quimica y Minera de Chile SA (PRFC B)	12,887	234,030

		260,584

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Russia — 0.2%
AK Transneft OAO (PRFC)*	127	$ 271,380

South Korea — 0.8%
Hyundai Motor Co. (2nd PRFC)	2,200	225,489
Samsung Electronics Co. Ltd. (PRFC)	1,000	992,958

		1,218,447

TOTAL PREFERRED STOCKS (cost $11,556,647)		8,690,245

TOTAL LONG-TERM INVESTMENTS (cost $147,696,564)		$148,656,372

SHORT-TERM INVESTMENTS — 5.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 4.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $7,305,077; includes $5,399,546 of cash collateral for securities on loan)(b)(w)	7,305,077	7,305,077

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $249,824)
0.149%	09/17/15	250	$249,883

TOTAL SHORT-TERM INVESTMENTS (cost $7,554,901)			7,554,960

TOTAL INVESTMENTS — 103.3% (cost $155,251,465)			156,211,332
Liabilities in excess of other assets(x) — (3.3)%			(4,963,130)

NET ASSETS — 100.0%			$151,248,202

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,197,184; cash collateral of $5,399,546 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (1)(2)
Long Position:
50	Mini MSCI Emerging Markets Index	Jun. 2015	$ 2,314,750	$ 2,431,000	$ 116,250

(1) A U.S. Treasury security with a market value of $249,883 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2015.

(2) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolios investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Brazil	$5,529,536	$—	$—
Chile	820,349	—	—
China	713,330	31,537,475	303,278
Colombia	40,628	—	—
Czech Republic	—	122,301	—
Greece	—	776,989	—
Hong Kong	—	1,741,111	—
Hungary	—	316,292	—
India	9,527,272	—	—
Indonesia	—	2,529,539	—
Malaysia	215,166	4,121,971	—
Mexico	6,381,834	—	—
Philippines	368,842	193,558	—
Poland	40,652	3,207,942	—
Qatar	—	1,871,830	—
Russia	1,916,091	3,323,538	—
South Africa	104,234	11,112,596	—
South Korea	1,689,530	20,224,363	—
Taiwan	—	19,783,358	—
Thailand	3,632,432	—	—
Turkey	—	3,395,176	—
United Arab Emirates	239,242	152,607	—
Exchange Traded Fund	4,033,065	—	—
Preferred Stocks:
Brazil	6,939,834	—	—
Chile	260,584	—	—
Russia	—	271,380	—
South Korea	—	1,218,447	—
U.S. Treasury Obligation	—	249,883	—
Affiliated Money Market Mutual Fund	7,305,077	—	—
Other Financial Instruments*
Futures	116,250	—	—

Total	$49,873,948	$106,150,356	$303,278

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

It is the Portfolios policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$1,665,803	L2 to L1	Model Price to Official Close

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 were as follows:

Banks	17.3%
Oil, Gas & Consumable Fuels	7.1
Technology Hardware, Storage & Peripherals	5.5
Semiconductors & Semiconductor Equipment	5.4
Affiliated Money Market Mutual Fund (3.6% represents investments purchased with collateral from securities on loan)	4.8
Wireless Telecommunication Services	4.5
Insurance	4.2
Metals & Mining	4.2
Food Products	3.1
Electronic Equipment, Instruments & Components	3.0
Exchange Traded Fund	2.7
Diversified Telecommunication Services	2.6
IT Services	2.3
Food & Staples Retailing	2.2
Diversified Financial Services	2.2
Automobiles	2.1
Media	2.1
Construction & Engineering	1.9
Internet Software & Services	1.9
Real Estate Management & Development	1.7
Electric Utilities	1.7
Health Care Providers & Services	1.5
Tobacco	1.5
Real Estate Investment Trusts (REITs)	1.4
Industrial Conglomerates	1.3
Specialty Retail	1.2
Pharmaceuticals	1.1
Chemicals	1.1

Independent Power & Renewable Electricity Producers	1.1%
Transportation Infrastructure	1.0
Textiles, Apparel & Luxury Goods	0.9
Marine	0.9
Household Durables	0.7
Building Products	0.7
Hotels, Restaurants & Leisure	0.6
Beverages	0.6
Auto Components	0.5
Construction Materials	0.5
Capital Markets	0.4
Airlines	0.4
Leisure Products	0.4
Energy Equipment & Services	0.4
Personal Products	0.3
Paper & Forest Products	0.3
Household Products	0.3
Multiline Retail	0.3
Machinery	0.2
Multi-Utilities	0.2
Gas Utilities	0.2
U.S. Treasury Obligation	0.2
Trading Companies & Distributors	0.1
Software	0.1
Air Freight & Logistics	0.1
Commercial Services & Supplies	0.1
Electrical Equipment	0.1
Containers & Packaging	0.1

103.3
Liabilities in excess of other assets	(3.3)

100.0%

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 95.0%
Australia — 6.6%
AGL Energy Ltd.	35,289	$408,543
Australia & New Zealand Banking Group Ltd.	26,174	728,165
BHP Billiton Ltd.	135,988	3,160,907
BHP Billiton PLC	91,658	2,011,455
Commonwealth Bank of Australia	174,024	12,343,626
Dexus Property Group, REIT	192,068	1,105,749
Fortescue Metals Group Ltd.	1,876,979	2,778,488
Goodman Group, REIT	121,342	584,280
GPT Group (The), REIT	388,543	1,349,546
Harvey Norman Holdings Ltd.	102,250	345,607
Incitec Pivot Ltd.	117,118	361,748
Lend Lease Group	387,515	4,894,539
Macquarie Group Ltd.	105,504	6,132,565
National Australia Bank Ltd.	181,343	5,308,686
Ramsay Health Care Ltd.	6,785	346,412
Scentre Group, REIT	516,724	1,467,928
Sonic Healthcare Ltd.	319,646	4,965,984
Stockland, REIT	102,579	350,470
Tatts Group Ltd.	640,848	1,938,806
Telstra Corp. Ltd.	299,605	1,438,240
Wesfarmers Ltd.	137,990	4,608,022
Westpac Banking Corp.	56,652	1,693,387
Woodside Petroleum Ltd.	103,756	2,718,296

		61,041,449

Austria — 0.4%
ANDRITZ AG	58,952	3,519,839
Voestalpine AG	9,499	347,473

		3,867,312

Belgium — 1.1%
Ageas	14,738	529,276
Anheuser-Busch InBev NV	20,110	2,456,736
Belgacom SA	33,055	1,156,534
Delhaize Group SA	57,922	5,203,697
KBC Groep NV*	16,885	1,043,528

		10,389,771

China — 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	1,371,000	1,260,479

Denmark — 2.5%
A.P. Moller-Maersk A/S (Class A Stock)	263	534,060
A.P. Moller-Maersk A/S (Class B Stock)	339	708,587
Carlsberg A/S (Class B Stock)	17,061	1,406,788
Novo Nordisk A/S (Class B Stock)	238,253	12,718,847
Pandora A/S	38,170	3,475,191
Vestas Wind Systems A/S	106,378	4,386,062

		23,229,535

Finland — 1.2%
Fortum OYJ	175,744	3,681,856
Neste Oil OYJ	70,072	1,838,678
UPM-Kymmene OYJ	272,728	5,298,252

		10,818,786

France — 8.7%
Airbus Group NV	50,251	3,266,850
AXA SA	310,702	7,820,084
Cap Gemini SA	62,598	5,135,617

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Casino Guichard Perrachon SA	3,919	$347,011
Christian Dior SE	3,680	692,639
Cie de Saint-Gobain	30,915	1,357,389
Credit Agricole SA	323,919	4,759,958
Electricite de France SA	174,585	4,186,232
Essilor International SA	13,913	1,597,416
Hermes International	1,635	577,291
Klepierre, REIT	11,710	575,031
LOreal SA	4,636	853,904
LVMH Moet Hennessy Louis Vuitton SE	18,982	3,340,498
Natixis SA	699,257	5,237,826
Orange SA	369,764	5,938,224
Pernod Ricard SA	12,254	1,448,929
Peugeot SA*	228,436	3,818,431
Publicis Groupe SA	12,790	986,829
Remy Cointreau SA	4,937	363,607
Renault SA	13,008	1,181,512
Safran SA	14,183	990,984
Sanofi	76,185	7,523,929
SCOR SE	10,746	362,436
Societe BIC SA	2,460	350,476
Societe Generale SA	50,065	2,417,230
Sodexo SA	14,348	1,399,402
Total SA	208,531	10,365,412
Valeo SA	5,155	768,892
Vivendi SA	83,618	2,076,042

		79,740,081

Germany — 7.2%
Allianz SE	56,411	9,793,847
BASF SE	61,447	6,082,956
Bayer AG	30,326	4,537,234
Brenntag AG	10,344	617,996
Continental AG	7,332	1,726,653
Daimler AG	111,999	10,755,751
Deutsche Lufthansa AG	72,967	1,021,729
Deutsche Post AG	14,717	458,505
Deutsche Telekom AG	164,058	3,000,678
Deutsche Wohnen AG	19,572	500,586
E.ON SE	187,521	2,788,225
Fresenius SE & Co. KGaA	26,127	1,557,594
GEA Group AG	41,787	2,008,751
Hannover Rueck SE	19,567	2,021,940
HeidelbergCement AG	5,189	410,357
Henkel AG & Co. KGaA	7,916	816,871
K+S AG	149,030	4,855,684
MAN SE	3,217	338,649
Merck KGaA	4,753	531,943
Muenchener Rueckversicherungs- Gesellschaft AG	11,684	2,510,674
OSRAM Licht AG	97,977	4,850,134
ProSiebenSat.1 Media AG	7,968	389,737
Siemens AG	19,022	2,057,300
Symrise AG	8,442	532,298
TUI AG	30,915	542,373
United Internet AG	9,446	428,745
Volkswagen AG	2,007	516,042

		65,653,252

Hong Kong — 3.1%
AIA Group Ltd.	108,000	678,076

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Cathay Pacific Airways Ltd.	773,000	$1,788,759
Cheung Kong Infrastructure Holdings Ltd.	555,000	4,766,781
CK Hutchison Holdings Ltd.	96,000	1,961,330
Henderson Land Development Co. Ltd.	677,000	4,755,969
Hutchison Whampoa Ltd.	144,000	1,995,963
Hysan Development Co. Ltd.	452,000	1,981,250
Kerry Properties Ltd.	503,500	1,747,776
Link REIT (The), REIT	881,000	5,435,050
MTR Corp. Ltd.	78,000	370,992
NWS Holdings Ltd.	333,000	554,644
Power Assets Holdings Ltd.	97,000	990,161
Sino Land Co. Ltd.	226,000	368,523
Swire Properties Ltd.	109,800	356,613
Wheelock & Co. Ltd.	65,000	332,155

		28,084,042

Ireland — 0.7%
Ryanair Holdings PLC, ADR	54,000	3,605,580
Shire PLC	40,234	3,207,566

		6,813,146

Israel — 1.6%
Bank Hapoalim BM	1,040,299	5,002,132
Bank Leumi Le-Israel BM*	239,565	888,371
Teva Pharmaceutical Industries Ltd.	133,957	8,371,948

		14,262,451

Italy — 1.8%
Eni SpA	171,234	2,963,731
Luxottica Group SpA	84,261	5,336,709
Mediobanca SpA	41,003	392,295
Snam SpA	140,594	682,460
Telecom Italia SpA	4,448,101	4,182,603
Telecom Italia SpA*	2,194,359	2,569,369
UnipolSai SpA	188,549	548,624

		16,675,791

Japan — 22.4%
Aozora Bank Ltd.	417,000	1,478,082
Asahi Kasei Corp.	195,000	1,862,177
Bank of Yokohama Ltd. (The)	78,000	456,818
Bridgestone Corp.	45,100	1,805,801
Brother Industries Ltd.	106,400	1,690,469
Central Japan Railway Co.	9,700	1,752,980
Chubu Electric Power Co., Inc.	44,300	528,230
Daicel Corp.	29,100	346,858
Daikin Industries Ltd.	16,400	1,096,406
Daiwa House Industry Co. Ltd.	34,300	676,062
Dentsu, Inc.	8,200	350,784
FamilyMart Co. Ltd.	8,500	356,137
FANUC Corp.	13,000	2,838,080
Fast Retailing Co. Ltd.	3,700	1,430,635
Fuji Electric Co. Ltd.	84,000	396,313
Fuji Heavy Industries Ltd.	114,700	3,807,608
FUJIFILM Holdings Corp.	164,500	5,852,345
Fukuoka Financial Group, Inc.	69,000	354,831
Hitachi High-Technologies Corp.	11,800	360,587
Hoya Corp.	91,300	3,655,135
Isuzu Motors Ltd.	29,000	384,757
ITOCHU Corp.	237,300	2,568,032
Japan Tobacco, Inc.	115,500	3,651,517
JFE Holdings, Inc.	233,900	5,162,899

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Kansai Electric Power Co., Inc. (The)*	48,500	$462,248
Kawasaki Heavy Industries Ltd.	98,000	494,412
KDDI Corp.	269,700	6,093,205
Keyence Corp.	5,000	2,728,484
Kobe Steel Ltd.	2,525,000	4,657,150
Koito Manufacturing Co. Ltd.	11,500	345,791
Komatsu Ltd.	18,300	358,729
Kubota Corp.	42,000	663,554
Minebea Co. Ltd.	314,000	4,938,732
Mitsubishi Chemical Holdings Corp.	97,100	563,672
Mitsubishi Corp.	69,500	1,396,521
Mitsubishi Electric Corp.	530,000	6,291,886
Mitsubishi Materials Corp.	443,000	1,488,591
Mitsubishi UFJ Financial Group, Inc.	1,655,700	10,254,435
Mitsui & Co. Ltd.	343,900	4,605,572
Mitsui OSK Lines Ltd.	899,000	3,049,123
Mizuho Financial Group, Inc.	4,203,800	7,388,084
Murata Manufacturing Co. Ltd.	56,900	7,814,601
NEC Corp.	121,000	355,428
NHF Foods Ltd.	20,000	460,873
NHK Spring Co. Ltd.	152,500	1,586,472
Nippon Express Co. Ltd.	64,000	357,588
Nippon Steel & Sumitomo Metal Corp.	522,000	1,312,520
Nippon Telegraph & Telephone Corp.	97,200	6,000,256
Nippon Yusen Kabushiki Kaisha	1,668,000	4,798,390
Nissan Motor Co. Ltd.	169,400	1,722,892
Nisshin Seifun Group, Inc.	29,700	349,574
Nitto Denko Corp.	11,000	734,514
NOK Corp.	134,900	4,056,111
NSK Ltd.	32,000	467,058
Oriental Land Co. Ltd.	14,000	1,060,054
ORIX Corp.	89,800	1,261,791
Otsuka Holdings Co. Ltd.	165,800	5,186,831
Panasonic Corp.	562,700	7,389,401
Resona Holdings, Inc.	609,800	3,026,295
Rohm Co. Ltd.	42,500	2,904,147
Sankyo Co. Ltd.	17,400	617,988
Sony Corp.*	200,400	5,359,421
Sumitomo Chemical Co. Ltd.	739,000	3,792,883
Sumitomo Corp.	41,600	443,912
Sumitomo Heavy Industries Ltd.	802,000	5,248,531
Sumitomo Metal Mining Co. Ltd.	30,000	438,472
Sumitomo Mitsui Financial Group, Inc.	214,200	8,204,843
Sumitomo Mitsui Trust Holdings, Inc.	1,117,000	4,640,102
Sumitomo Rubber Industries Ltd.	63,800	1,176,048
Suzuken Co. Ltd.	11,900	362,724
Taisei Corp.	70,000	395,101
TDK Corp.	49,400	3,497,890
THK Co. Ltd.	13,500	343,046
Tohoku Electric Power Co., Inc.	30,000	340,753
Tokio Marine Holdings, Inc.	48,600	1,834,496
Tokyo Electric Power Co., Inc.*	98,500	372,817
Tokyo Electron Ltd.	11,500	797,683
Toyota Industries Corp.	8,500	486,174
Toyota Motor Corp.	188,900	13,185,924
West Japan Railway Co.	91,700	4,807,868

		205,835,204

Luxembourg — 0.1%
Altice SA*	7,491	812,313

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Netherlands — 3.1%
Boskalis Westminster NV	7,111	$350,490
Heineken Holding NV	6,867	472,547
Heineken NV	15,719	1,199,774
Koninklijke Ahold NV	61,065	1,203,334
NN Group NV*	88,574	2,511,043
Randstad Holding NV	8,490	514,661
Royal Dutch Shell PLC (Class A Stock)	414,151	12,315,592
Royal Dutch Shell PLC (Class B Stock)	303,476	9,453,332
Wolters Kluwer NV	16,035	523,616

		28,544,389

Norway — 1.3%
DNB ASA	344,084	5,522,450
Gjensidige Forsikring ASA	20,777	358,492
Norsk Hydro ASA	68,093	357,920
Statoil ASA	48,833	863,436
Yara International ASA	97,061	4,928,070

		12,030,368

Portugal — 0.1%
EDP - Energias de Portugal SA	162,467	608,460

Singapore — 2.0%
CapitaCommercial Trust, REIT	1,706,900	2,197,140
Golden Agri-Resources Ltd.	4,987,700	1,543,488
Keppel Corp. Ltd.	95,000	622,444
Oversea-Chinese Banking Corp. Ltd.	669,900	5,158,504
Singapore Airlines Ltd.	42,000	365,675
United Overseas Bank Ltd.	340,800	5,712,546
Wilmar International Ltd.	1,148,900	2,727,468

		18,327,265

Spain — 2.8%
Amadeus IT Holding SA (Class A Stock)	30,012	1,286,222
Banco Santander SA	821,821	6,160,651
Distribuidora Internacional de Alimentacion SA	280,678	2,190,391
Enagas SA	80,012	2,287,923
Endesa SA	252,057	4,865,902
Ferrovial SA	186,510	3,965,571
Mapfre SA	104,525	381,632
Repsol SA	71,115	1,323,825
Telefonica SA	215,924	3,072,480

		25,534,597

Sweden — 3.9%
Assa Abloy AB (Class B Stock)	17,326	1,032,030
Atlas Copco AB (Class B Stock)	26,566	784,478
Boliden AB	233,690	4,629,291
Electrolux AB (Class B Stock)	116,056	3,315,536
Hexagon AB (Class B Stock)	74,973	2,661,923
ICA Gruppen AB	77,563	2,599,855
Investment AB Kinnevik (Class B Stock)	88,683	2,960,442
Investor AB (Class B Stock)	151,074	6,013,775
Securitas AB (Class B Stock)	24,781	355,766
Skanska AB (Class B Stock)	217,542	4,877,143
Svenska Cellulosa AB SCA (Class B Stock)	232,639	5,345,780
Svenska Handelsbanken AB (Class A Stock)	29,188	1,314,526

		35,890,545

Switzerland — 7.9%
Adecco SA*	46,155	3,836,565

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Chocoladefabriken Lindt & Spruengli AG	7	$442,825
Coca-Cola HBC AG*	27,146	488,312
EMS-Chemie Holding AG	842	342,390
Kuehne & Nagel International AG	3,954	587,056
Lonza Group AG*	41,358	5,148,990
Nestle SA	268,316	20,204,850
Novartis AG	175,624	17,334,174
Roche Holding AG	42,459	11,667,398
Sika AG	102	365,205
Swiss Life Holding AG*	20,152	4,978,490
Swiss Prime Site AG*	21,717	1,885,630
Swiss Re AG	58,592	5,651,665

		72,933,550

United Kingdom — 16.3%
3i Group PLC	591,772	4,228,386
Anglo American PLC	93,634	1,398,415
ARM Holdings PLC	109,795	1,783,203
Ashtead Group PLC	237,050	3,801,740
AstraZeneca PLC	85,406	5,860,403
BAE Systems PLC	775,562	6,010,240
BP PLC	828,800	5,372,394
British American Tobacco PLC	51,222	2,652,470
BT Group PLC	1,061,540	6,897,694
Bunzl PLC	17,502	474,503
Cobham PLC	72,796	327,922
Compass Group PLC	103,363	1,794,297
Diageo PLC	174,879	4,832,644
Direct Line Insurance Group PLC	957,652	4,519,135
Dixons Carphone PLC	676,270	4,135,939
easyJet PLC	37,460	1,042,560
Fiat Chrysler Automobiles NV*	62,041	1,007,174
GlaxoSmithKline PLC	507,088	11,673,085
HSBC Holdings PLC	1,313,197	11,190,259
Imperial Tobacco Group PLC	171,612	7,527,945
International Consolidated Airlines Group SA*	53,324	477,776
Intu Properties PLC, REIT	766,736	3,952,892
ITV PLC	368,953	1,381,372
J Sainsbury PLC	501,620	1,924,916
Land Securities Group PLC, REIT	74,061	1,374,957
Legal & General Group PLC	1,554,158	6,400,534
Meggitt PLC	54,957	446,725
Merlin Entertainments PLC	257,616	1,686,578
National Grid PLC	404,598	5,201,510
Next PLC	10,482	1,090,108
Persimmon PLC*	20,867	514,233
Prudential PLC	186,273	4,622,427
Reed Elsevier NV	25,359	631,883
Rio Tinto Ltd.	30,149	1,306,355
Rio Tinto PLC	100,413	4,140,700
Schroders PLC	8,433	399,482
Severn Trent PLC	17,059	519,999
Sky PLC	70,417	1,035,969
SSE PLC	67,563	1,499,416
Tate & Lyle PLC	463,407	4,107,304
Unilever NV, CVA	215,352	8,999,000
Vodafone Group PLC	1,040,348	3,404,342
Whitbread PLC	6,565	509,770
WM Morrison Supermarkets PLC	1,726,639	4,934,610
Wolseley PLC	13,970	825,686

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
WPP PLC	89,861	$2,040,790

		149,959,742

United States — 0.1%
QIAGEN NV*	15,851	397,770
Transocean Ltd.	24,520	353,257

		751,027

TOTAL COMMON STOCKS (cost $847,772,785)		873,063,555

EXCHANGE TRADED FUND — 3.3%
iShares MSCI EAFE ETF (cost $29,940,245)	475,005	30,481,071

PREFERRED STOCKS — 1.0%
Germany
Henkel AG & Co. KGaA (PRFC)	12,089	1,419,984
Volkswagen AG (PRFC)	28,961	7,680,499

TOTAL PREFERRED STOCKS (cost $7,955,643)		9,100,483

	Units
RIGHTS*(l)
Spain
Telefonica SA, expiring 04/12/15 (cost $0)	375,452	60,556

TOTAL LONG-TERM INVESTMENTS (cost $885,668,673)		912,705,665

	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 0.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,541,015)(w)	2,541,015	$2,541,015

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n)
U.S. Treasury Bills
0.060%	06/18/15	(k)	150	149,995
0.061%	09/17/15	(k)	150	149,930

TOTAL U.S. TREASURY OBLIGATIONS (cost $299,940)				299,925

TOTAL SHORT-TERM INVESTMENTS (2,840,955)				2,840,940

TOTAL INVESTMENTS — 99.6% (cost $888,509,628)				915,546,605
Other assets in excess of liabilities — 0.4%				3,709,483

NET ASSETS — 100.0%				$919,256,088

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

(n)	Rate shown reflects yield to maturity at purchase date. (w) Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation(1)(2)
Long Position:
65	Mini MSCI EAFE Index	Jun. 2015	$5,848,700	$5,947,175	$98,475

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

(2)	U.S. Treasury obligations with a market value of $299,925 have been segregated with Credit Suisse to cover requirements for open futures contracts at March 31, 2015.

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolios investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$408,543	$60,632,906	$—
Austria	—	3,867,312	—
Belgium	—	10,389,771	—
China	—	1,260,479	—
Denmark	—	23,229,535	—
Finland	—	10,818,786	—
France	350,476	79,389,605	—
Germany	—	65,653,252	—
Hong Kong	1,788,759	26,295,283	—
Ireland	3,605,580	3,207,566	—
Israel	—	14,262,451	—
Italy	—	16,675,791	—
Japan	360,587	205,474,617	—
Luxembourg	812,313	—	—
Netherlands	—	28,544,389	—
Norway	—	12,030,368	—
Portugal	—	608,460	—
Singapore	—	18,327,265	—
Spain	—	25,534,597	—
Sweden	—	35,890,545	—
Switzerland	—	72,933,550	—
United Kingdom	4,107,304	145,852,438	—
United States	—	751,027	—
Exchange Traded Fund	30,481,071	—	—
Preferred Stocks:
Germany	—	9,100,483	—
Rights:
Spain	60,556	—	—
U. S. Treasury Obligations	—	299,925	—
Affiliated Money Market Mutual Fund	2,541,015	—	—
Other Financial Instruments*
Futures	98,475	—	—

Total	$44,614,679	$871,030,401	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

The industry classification of investments and other assets in excess of other liabilities shown as a percentage of net assets as of March 31, 2015 were as follows (unaudited):

Banks	12.0%
Pharmaceuticals	9.6
Insurance	6.0
Oil, Gas & Consumable Fuels	5.1
Automobiles	4.8
Food Products	4.2
Diversified Telecommunication Services	3.7
Metals & Mining	3.6
Exchange Traded Funds	3.3
Chemicals	2.7
Food & Staples Retailing	2.5
Machinery	2.5
Electric Utilities	2.4
Electronic Equipment, Instruments & Components	2.3
Real Estate Management & Development	2.1
Real Estate Investment Trusts (REITs)	2.0
Household Durables	1.8
Electrical Equipment	1.7
Trading Companies & Distributors	1.6
Tobacco	1.5
Textiles, Apparel & Luxury Goods	1.5
Beverages	1.4
Auto Components	1.3
Capital Markets	1.2
Aerospace & Defense	1.2
Diversified Financial Services	1.1
Media	1.1
Marine	1.1
Construction & Engineering	1.0

Wireless Telecommunication Services	1.0%
Hotels, Restaurants & Leisure	1.0
Multi-Utilities	0.9
Airlines	0.9
Technology Hardware, Storage & Peripherals	0.9
Household Products	0.8
Road & Rail	0.8
Health Care Providers & Services	0.8
IT Services	0.7
Specialty Retail	0.6
Life Sciences Tools & Services	0.6
Semiconductors & Semiconductor Equipment	0.6
Paper & Forest Products	0.6
Industrial Conglomerates	0.6
Professional Services	0.5
Building Products	0.4
Gas Utilities	0.3
Affiliated Money Market Mutual Fund	0.3
Health Care Equipment & Supplies	0.2
Multiline Retail	0.2
Personal Products	0.1
Commercial Services & Supplies	0.1
Leisure Products	0.1
Water Utilities	0.1
Air Freight & Logistics	0.1
Internet Software & Services	0.1

99.6
Other assets in excess of other liabilities	0.4

100.0%

AST QMA LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Aerospace & Defense — 3.0%
General Dynamics Corp.	228,700	$31,041,451
Honeywell International, Inc.	92,700	9,669,537
Huntington Ingalls Industries, Inc.	43,300	6,068,495
L-3 Communications Holdings, Inc.	51,600	6,490,764
Lockheed Martin Corp.	73,500	14,917,560
Northrop Grumman Corp.	172,400	27,749,504

		95,937,311

Air Freight & Logistics — 1.7%
FedEx Corp.	196,800	32,560,560
United Parcel Service, Inc. (Class B Stock)	205,900	19,959,946

		52,520,506

Airlines — 1.4%
Southwest Airlines Co.	736,600	32,631,380
Spirit Airlines, Inc.*	43,900	3,396,104
United Continental Holdings, Inc.*	132,000	8,877,000

		44,904,484

Auto Components — 0.6%
Johnson Controls, Inc.	344,500	17,376,580
Tenneco, Inc.*	21,300	1,223,046

		18,599,626

Automobiles — 0.2%
Thor Industries, Inc.	104,400	6,599,124

Banks — 5.3%
Bank of America Corp.	1,576,300	24,259,257
Citigroup, Inc.	499,800	25,749,696
JPMorgan Chase & Co.	989,000	59,913,620
KeyCorp.	1,781,400	25,224,624
PNC Financial Services Group, Inc. (The)	39,300	3,664,332
Popular, Inc. (Puerto Rico)*	42,200	1,451,258
Regions Financial Corp.	1,493,800	14,116,410
Wells Fargo & Co.	226,600	12,327,040

		166,706,237

Beverages — 2.6%
Coca-Cola Co. (The)	51,700	2,096,435
Monster Beverage Corp.*	222,200	30,751,369
PepsiCo, Inc.	530,500	50,726,410

		83,574,214

Biotechnology — 4.5%
Alexion Pharmaceuticals, Inc.*	150,700	26,116,310
Amgen, Inc.	157,700	25,208,345
Biogen, Inc.*	109,600	46,277,504
Celgene Corp.*(a)	127,600	14,709,728
Gilead Sciences, Inc.*	292,200	28,673,586

		140,985,473

Building Products — 0.3%
A.O. Smith Corp.	130,600	8,575,196

Capital Markets — 2.2%
Ameriprise Financial, Inc.	119,000	15,569,960
Franklin Resources, Inc.	236,700	12,147,444
Goldman Sachs Group, Inc. (The)	196,300	36,898,511
Lazard Ltd. (Class A Stock)	27,000	1,419,930
SEI Investments Co.	51,100	2,252,999

		68,288,844

	Shares	Value
COMMON STOCKS (Continued)
Chemicals — 2.3%
Celanese Corp. (Class A Stock)	157,500	$8,797,950
LyondellBasell Industries NV (Class A Stock)	373,800	32,819,640
Sherwin-Williams Co. (The)	68,500	19,488,250
Westlake Chemical Corp.	161,700	11,632,698

		72,738,538

Communications Equipment — 3.0%
Cisco Systems, Inc.	1,741,300	47,929,283
F5 Networks, Inc.*	13,300	1,528,702
Harris Corp.(a)	101,400	7,986,264
QUALCOMM, Inc.	527,400	36,569,916

		94,014,165

Consumer Finance — 0.5%
Capital One Financial Corp.	134,500	10,601,290
Discover Financial Services	88,400	4,981,340

		15,582,630

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc. (Class B Stock)*	162,000	23,379,840
CME Group, Inc.	80,300	7,605,213

		30,985,053

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	691,900	22,590,535
Verizon Communications, Inc.	73,000	3,549,990

		26,140,525

Electric Utilities — 1.9%
American Electric Power Co., Inc.	78,700	4,426,875
Entergy Corp.	163,500	12,669,615
PPL Corp.	842,600	28,361,916
Southern Co. (The)	307,400	13,611,672

		59,070,078

Electrical Equipment — 0.3%
Emerson Electric Co.	162,200	9,183,764

Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics, Inc.*	25,000	1,528,750
CDW Corp.	46,700	1,739,108
Corning, Inc.	88,400	2,004,912
Ingram Micro, Inc. (Class A Stock)*	74,700	1,876,464

		7,149,234

Energy Equipment & Services — 0.9%
Atwood Oceanics, Inc.	87,800	2,468,058
Ensco PLC (Class A Stock)	147,700	3,112,039
National Oilwell Varco, Inc.	131,600	6,578,684
Noble Corp. PLC(a)	1,040,800	14,862,624

		27,021,405

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	7,400	1,121,063
CVS Health Corp.	99,200	10,238,432
Kroger Co. (The)	544,900	41,772,034
Wal-Mart Stores, Inc.	555,200	45,665,200

		98,796,729

Food Products — 1.7%
Archer-Daniels-Midland Co.	501,900	23,790,060
Bunge Ltd.	76,200	6,275,832
ConAgra Foods, Inc.	214,100	7,821,073

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Tyson Foods, Inc. (Class A Stock)	379,600	$14,538,680

		52,425,645

Gas Utilities — 0.5%
AGL Resources, Inc.	192,500	9,557,625
Questar Corp.	73,400	1,751,324
UGI Corp.	168,600	5,494,674

		16,803,623

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	304,900	14,126,017
C.R. Bard, Inc.	72,200	12,082,670
Medtronic PLC	157,600	12,291,224

		38,499,911

Health Care Providers & Services — 4.2%
Aetna, Inc.	341,300	36,358,689
Anthem, Inc.	213,700	32,997,417
CIGNA Corp.	176,800	22,884,992
Express Scripts Holding Co.*	214,500	18,612,165
UnitedHealth Group, Inc.	184,000	21,765,360

		132,618,623

Health Care Technology — 0.4%
Cerner Corp.*(a)	183,600	13,450,536

Hotels, Restaurants & Leisure — 2.8%
Carnival Corp.	186,100	8,903,024
Chipotle Mexican Grill, Inc.*	18,400	11,969,936
Cracker Barrel Old Country Store, Inc.(a)	8,100	1,232,334
Darden Restaurants, Inc.	43,200	2,995,488
DineEquity, Inc.	11,600	1,241,316
Las Vegas Sands Corp.	139,300	7,667,072
Marriott Vacations Worldwide Corp.	45,600	3,695,880
McDonald’s Corp.	393,900	38,381,616
Wyndham Worldwide Corp.	64,700	5,853,409
Yum! Brands, Inc.	67,800	5,337,216

		87,277,291

Household Products — 1.6%
Kimberly-Clark Corp.	48,400	5,184,124
Procter & Gamble Co. (The)	553,000	45,312,820

		50,496,944

Independent Power & Renewable Electricity Producers — 0.7%
AES Corp.	1,159,200	14,895,720
Calpine Corp.*	253,500	5,797,545

		20,693,265

Industrial Conglomerates — 0.8%
General Electric Co.	1,022,700	25,373,187

Insurance — 1.5%
Aflac, Inc.	299,200	19,151,792
American Financial Group, Inc.	76,500	4,907,475
American International Group, Inc.	98,200	5,380,378
Assured Guaranty Ltd.	80,300	2,119,117
Genworth Financial, Inc. (Class A Stock)*	298,100	2,179,111
Travelers Cos., Inc. (The)	44,900	4,855,037
Unum Group	255,700	8,624,761

		47,217,671

Internet Software & Services — 1.9%
Google, Inc. (Class A Stock)*	20,240	11,227,128

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Google, Inc. (Class C Stock)*	86,740	$47,533,520

		58,760,648

IT Services — 1.9%
Booz Allen Hamilton Holding Corp.	121,800	3,524,892
Broadridge Financial Solutions, Inc.	117,900	6,485,679
DST Systems, Inc.	89,500	9,908,545
Fiserv, Inc.*	172,100	13,664,740
International Business Machines Corp.	26,400	4,237,200
MAXIMUS, Inc.	45,100	3,010,876
Syntel, Inc.*(a)	57,600	2,979,648
Visa, Inc. (Class A Stock)(a)	239,300	15,652,613

		59,464,193

Leisure Products — 0.3%
Brunswick Corp.	38,400	1,975,680
Polaris Industries, Inc.(a)	44,600	6,293,060

		8,268,740

Machinery — 0.7%
Parker Hannifin Corp.	179,900	21,368,522

Media — 2.1%
Comcast Corp. (Class A Stock)	138,300	7,809,801
DIRECTV*	122,000	10,382,200
Discovery Communications, Inc. (Class C Stock)*	370,500	10,920,487
Walt Disney Co. (The)	341,300	35,798,957

		64,911,445

Metals & Mining — 0.1%
Century Aluminum Co.*	71,000	979,800
Southern Copper Corp. (Mexico)	46,900	1,368,542

		2,348,342

Multiline Retail — 1.2%
Dillard’s, Inc. (Class A Stock)	42,300	5,774,373
Dollar Tree, Inc.*	20,400	1,655,358
Target Corp.	384,500	31,555,915

		38,985,646

Multi-Utilities — 0.7%
Public Service Enterprise Group, Inc.	559,000	23,433,280

Oil, Gas & Consumable Fuels — 7.8%
Anadarko Petroleum Corp.	148,000	12,255,880
Chevron Corp.	135,600	14,235,288
Delek US Holdings, Inc.	89,700	3,565,575
EQT Corp.	145,000	12,016,150
Exxon Mobil Corp.	690,700	58,709,500
HollyFrontier Corp.	219,100	8,823,157
Marathon Oil Corp.	38,900	1,015,679
Marathon Petroleum Corp.	280,000	28,669,200
ONEOK, Inc.	189,600	9,146,304
PBF Energy, Inc. (Class A Stock)	66,100	2,242,112
PDC Energy, Inc.*	56,900	3,074,876
Phillips 66	427,400	33,593,640
Targa Resources Corp.	78,100	7,481,199
Tesoro Corp.	127,100	11,602,959
Valero Energy Corp.	458,600	29,176,132
Western Refining, Inc.	96,500	4,766,135
World Fuel Services Corp.	118,500	6,811,380

		247,185,166

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 5.9%
AbbVie, Inc.	517,600	$30,300,304
Bristol-Myers Squibb Co.	547,000	35,281,500
Johnson & Johnson	581,600	58,508,960
Merck & Co., Inc.	359,100	20,641,068
Mylan NV*	75,300	4,469,055
Pfizer, Inc.	1,106,400	38,491,656

		187,692,543

Real Estate Investment Trusts (REITs) — 3.0%
American Capital Agency Corp.	364,300	7,770,519
Annaly Capital Management, Inc.	2,049,200	21,311,680
BioMed Realty Trust, Inc.	64,800	1,468,368
Chambers Street Properties	310,700	2,448,316
Crown Castle International Corp.	232,500	19,190,550
Equity Residential	30,700	2,390,302
Franklin Street Properties Corp.	132,800	1,702,496
GEO Group, Inc. (The)	26,100	1,141,614
Hospitality Properties Trust	216,300	7,135,737
Host Hotels & Resorts, Inc.(a)	269,900	5,446,582
Invesco Mortgage Capital, Inc.	87,600	1,360,428
ProLogis, Inc.	159,400	6,943,464
RLJ Lodging Trust	73,800	2,310,678
Simon Property Group, Inc.	60,300	11,797,092
WP Carey, Inc.	27,100	1,842,800

		94,260,626

Real Estate Management & Development — 1.2%
CBRE Group, Inc. (Class A Stock)*	598,300	23,160,193
Jones Lang LaSalle, Inc.	81,300	13,853,520

		37,013,713

Road & Rail — 1.5%
CSX Corp.	263,200	8,717,184
Union Pacific Corp.	362,900	39,305,699

		48,022,883

Semiconductors & Semiconductor Equipment — 3.9%
Avago Technologies Ltd. (Singapore)	158,500	20,126,330
Intel Corp.	1,511,100	47,252,097
Skyworks Solutions, Inc.	191,700	18,842,193
Texas Instruments, Inc.	661,100	37,805,003

		124,025,623

Software — 4.2%
Manhattan Associates, Inc.*	132,800	6,721,008
Microsoft Corp.	1,967,200	79,976,516
Oracle Corp.	590,200	25,467,130
Symantec Corp.	942,000	22,009,830

		134,174,484

Specialty Retail — 2.8%
AutoNation, Inc.*	152,400	9,803,892
DSW, Inc. (Class A Stock)	116,800	4,307,584
Express, Inc.*	68,100	1,125,693
Gap, Inc. (The)	403,800	17,496,654
Lowe’s Cos., Inc.	172,900	12,862,031
Ross Stores, Inc.	317,900	33,493,944
Ulta Salon Cosmetics & Fragrance, Inc.*	66,500	10,031,525

		89,121,323

Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	1,194,800	148,668,964

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Hewlett-Packard Co.	1,037,700	$32,334,732
Western Digital Corp.	53,700	4,887,237

		185,890,933

Textiles, Apparel & Luxury Goods — 0.9%
Michael Kors Holdings Ltd.*	387,700	25,491,275
PVH Corp.	31,400	3,345,984

		28,837,259

Tobacco — 1.8%
Altria Group, Inc.	800,800	40,056,016
Philip Morris International, Inc.	235,100	17,710,083

		57,766,099

TOTAL LONG-TERM INVESTMENTS (cost $2,805,558,622)		3,123,761,300

SHORT-TERM INVESTMENTS — 5.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 5.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $172,767,358; includes $44,710,900 of cash collateral for securities on loan)(b)(w)	172,767,358	172,767,358

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $1,998,592)
0.065%	09/17/15	2,000	1,999,062

TOTAL SHORT-TERM INVESTMENTS (cost $174,765,950)			174,766,420

TOTAL INVESTMENTS — 104.6% (cost $2,980,324,572)			3,298,527,720
Liabilities in excess of other assets(x) — (4.6)%			(143,858,036)

NET ASSETS — 100.0%			$3,154,669,684

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,213,948; cash collateral of $44,710,890 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Depreciation(1)(2)
Long Position:
285	S&P 500 E-Mini	Jun. 2015	$29,448,806	$29,366,400	$(82,406)

(1) U.S. Treasury securities with a market value of $1,999,062 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2015.

(2) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015. Various inputs are used in determining the value of the Portfolios investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

Level 2 – quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 – unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$95,937,311	$—	$—
Air Freight & Logistics	52,520,506	—	—
Airlines	44,904,484	—	—
Auto Components	18,599,626	—	—
Automobiles	6,599,124	—	—
Banks	166,706,237	—	—
Beverages	83,574,214	—	—
Biotechnology	140,985,473	—	—
Building Products	8,575,196	—	—
Capital Markets	68,288,844	—	—
Chemicals	72,738,538	—	—
Communications Equipment	94,014,165	—	—
Consumer Finance	15,582,630	—	—
Diversified Financial Services	30,985,053	—	—
Diversified Telecommunication Services	26,140,525	—	—
Electric Utilities	59,070,078	—	—
Electrical Equipment	9,183,764	—	—
Electronic Equipment, Instruments & Components	7,149,234	—	—
Energy Equipment & Services	27,021,405	—	—
Food & Staples Retailing	98,796,729	—	—
Food Products	52,425,645	—	—
Gas Utilities	16,803,623	—	—
Health Care Equipment & Supplies	38,499,911	—	—
Health Care Providers & Services	132,618,623	—	—
Health Care Technology	13,450,536	—	—
Hotels, Restaurants & Leisure	87,277,291	—	—
Household Products	50,496,944	—	—
Independent Power & Renewable Electricity Producers	20,693,265	—	—
Industrial Conglomerates	25,373,187	—	—
Insurance	47,217,671	—	—
Internet Software & Services	58,760,648	—	—
IT Services	59,464,193	—	—
Leisure Products	8,268,740	—	—
Machinery	21,368,522	—	—
Media	64,911,445	—	—
Metals & Mining	2,348,342	—	—
Multiline Retail	38,985,646	—	—
Multi-Utilities	23,433,280	—	—
Oil, Gas & Consumable Fuels	247,185,166	—	—

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Pharmaceuticals	$187,692,543	$—	$—
Real Estate Investment Trusts (REITs)	94,260,626	—	—
Real Estate Management & Development	37,013,713	—	—
Road & Rail	48,022,883	—	—
Semiconductors & Semiconductor Equipment	124,025,623	—	—
Software	134,174,484	—	—
Specialty Retail	89,121,323	—	—
Technology Hardware, Storage & Peripherals	185,890,933	—	—
Textiles, Apparel & Luxury Goods	28,837,259	—	—
Tobacco	57,766,099	—	—
U. S. Treasury Obligation	—	1,999,062	—
Affiliated Money Market Mutual Fund	172,767,358	—	—
Other Financial Instruments*
Futures	(82,406)	—	—

Total	$3,296,446,252	$1,999,062	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 126.3%
COMMON STOCKS
Aerospace & Defense — 2.6%
Curtiss-Wright Corp.	4,900	$362,306
General Dynamics Corp.(u)	32,700	4,438,371
Huntington Ingalls Industries, Inc.(u)	24,200	3,391,630
L-3 Communications Holdings, Inc.	5,600	704,424
Lockheed Martin Corp.(u)	13,800	2,800,848
Northrop Grumman Corp.(u)	24,000	3,863,040
Spirit AeroSystems Holdings, Inc. (Class A Stock)*(u)	19,600	1,023,316

		16,583,935

Air Freight & Logistics — 1.5%
Expeditors International of Washington, Inc.	20,800	1,002,144
FedEx Corp.(u)	24,500	4,053,525
United Parcel Service, Inc. (Class B Stock)	50,900	4,934,246

		9,989,915

Airlines — 1.3%
Alaska Air Group, Inc.	16,200	1,072,116
Allegiant Travel Co.	1,400	269,206
Southwest Airlines Co.(u)	112,600	4,988,180
Spirit Airlines, Inc.*	10,500	812,280
United Continental Holdings, Inc.*	17,400	1,170,150

		8,311,932

Auto Components — 0.4%
Johnson Controls, Inc.	24,300	1,225,692
Tenneco, Inc.*	28,600	1,642,212

		2,867,904

Automobiles — 0.5%
Thor Industries, Inc.	49,700	3,141,537

Banks — 5.0%
Bank of America Corp.(u)	519,446	7,994,274
CIT Group, Inc.(u)	8,500	383,520
Citigroup, Inc.(u)	124,440	6,411,149
JPMorgan Chase & Co.(u)	115,876	7,019,768
KeyCorp(u)	252,300	3,572,568
Popular, Inc. (Puerto Rico)*	41,200	1,416,868
Regions Financial Corp.(u)	384,200	3,630,690
Signature Bank*	1,700	220,286
Wells Fargo & Co.	28,101	1,528,694

		32,177,817

Beverages — 2.3%
Coca-Cola Enterprises, Inc.(u)	52,100	2,302,820
Monster Beverage Corp.*(u)	37,300	5,162,133
PepsiCo, Inc.(u)	75,600	7,228,872

		14,693,825

Biotechnology — 5.1%
Alexion Pharmaceuticals, Inc.*(u)	23,800	4,124,540
Amgen, Inc.(u)	42,100	6,729,685
Biogen, Inc.*(u)	15,800	6,671,392
Celgene Corp.*(u)	37,900	4,369,112
Dyax Corp.*	64,700	1,084,049
Gilead Sciences, Inc.*(u)	77,300	7,585,449
Hyperion Therapeutics, Inc.*	20,500	940,950
United Therapeutics Corp.*	11,100	1,914,029

		33,419,206

	Shares	Value
COMMON STOCKS (Continued)
Building Products — 0.7%
A.O. Smith Corp.(u)	52,000	$3,414,320
Trex Co., Inc.*	16,000	872,480
Universal Forest Products, Inc.	5,200	288,496

		4,575,296

Capital Markets — 1.9%
Ameriprise Financial, Inc.	10,300	1,347,652
Franklin Resources, Inc.	35,200	1,806,464
Goldman Sachs Group, Inc. (The)(u)	29,000	5,451,130
Lazard Ltd. (Class A Stock)(u)	45,000	2,366,550
Piper Jaffray Cos.*	15,100	792,146
SEI Investments Co.	16,500	727,485

		12,491,427

Chemicals — 2.7%
Cabot Corp.(u)	50,900	2,290,500
Celanese Corp. (Class A Stock)(u)	57,900	3,234,294
LyondellBasell Industries NV (Class A Stock)(u)	49,600	4,354,880
Mosaic Co. (The)	10,800	497,448
Sherwin-Williams Co. (The)(u)	14,200	4,039,900
Westlake Chemical Corp.(u)	39,500	2,841,630

		17,258,652

Commercial Services & Supplies — 0.7%
Copart, Inc.*	35,200	1,322,464
Deluxe Corp.	25,700	1,780,496
Msa Safety, Inc.	8,700	433,956
Pitney Bowes, Inc.	16,100	375,452
Quad/Graphics, Inc.	8,400	193,032
Steelcase, Inc. (Class A Stock)	25,300	479,182

		4,584,582

Communications Equipment — 3.4%
ARRIS Group, Inc.*(u)	52,700	1,522,767
Brocade Communications Systems, Inc.	131,500	1,560,247
Cisco Systems, Inc.(u)	267,100	7,351,927
F5 Networks, Inc.*(u)	19,500	2,241,330
Harris Corp.(u)	36,000	2,835,360
Polycom, Inc.*	55,500	743,700
QUALCOMM, Inc.(u)	82,700	5,734,418

		21,989,749

Construction & Engineering
MYR Group, Inc.*	6,800	213,112

Construction Materials — 0.8%
Eagle Materials, Inc.	13,000	1,086,280
Headwaters, Inc.*	78,400	1,437,856
Vulcan Materials Co.	28,200	2,377,260

		4,901,396

Consumer Finance — 0.8%
Capital One Financial Corp.(u)	46,000	3,625,720
Nelnet, Inc. (Class A Stock)	17,000	804,440
Synchrony Financial*	17,000	515,950

		4,946,110

Containers & Packaging — 0.3%
Greif, Inc. (Class A Stock)	13,400	526,218
Rock-Tenn Co. (Class A Stock)	20,200	1,302,900

		1,829,118

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Distributors — 0.2%
Genuine Parts Co.	10,400	$969,176

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	27,200	3,925,504
CME Group, Inc.(u)	30,400	2,879,184
MSCI, Inc.	5,900	361,729

		7,166,417

Diversified Telecommunication Services — 1.2%
AT&T, Inc.(u)	126,600	4,133,490
Atlantic Tele-Network, Inc.	6,500	449,930
Inteliquent, Inc.	41,100	646,914
Intelsat SA*	30,600	367,200
Verizon Communications, Inc.(u)	45,500	2,212,665

		7,810,199

Electric Utilities — 1.6%
Entergy Corp.(u)	35,400	2,743,146
ITC Holdings Corp.	13,800	516,534
PPL Corp.(u)	102,300	3,443,418
Southern Co. (The)(u)	80,600	3,568,968

		10,272,066

Electrical Equipment — 1.4%
Acuity Brands, Inc.	20,900	3,514,544
Babcock & Wilcox Co. (The)	53,100	1,703,979
Emerson Electric Co.(u)	47,900	2,712,098
Regal-Beloit Corp.	10,600	847,152

		8,777,773

Electronic Equipment, Instruments & Components — 1.9%
Arrow Electronics, Inc.*	16,000	978,400
Avnet, Inc.	39,500	1,757,750
CDW Corp.	45,900	1,709,316
Ingram Micro, Inc. (Class A Stock)*(u)	82,400	2,069,888
Insight Enterprises, Inc.*	9,600	273,792
Jabil Circuit, Inc.(u)	144,800	3,385,424
Methode Electronics, Inc.	38,400	1,806,336
Sanmina Corp.*	17,300	418,487
Tech Data Corp.*	3,500	202,195

		12,601,588

Energy Equipment & Services —1.3%
Atwood Oceanics, Inc.	57,200	1,607,892
Ensco PLC (Class A Stock)(u)	66,400	1,399,048
Helix Energy Solutions Group, Inc.*	54,200	810,832
National Oilwell Varco, Inc.	33,900	1,694,661
Noble Corp. PLC(u)	180,000	2,570,400
Schlumberger Ltd.	7,700	642,488

		8,725,321

Food & Staples Retailing — 2.8%
Costco Wholesale Corp.(u)	9,700	1,469,501
CVS Health Corp.(u)	39,000	4,025,190
Kroger Co. (The)(u)	71,400	5,473,524
Wal-Mart Stores, Inc.(u)	86,300	7,098,175

		18,066,390

Food Products — 2.3%
Archer-Daniels-Midland Co.(u)	85,700	4,062,180
Bunge Ltd.(u)	36,300	2,989,668
Cal-Maine Foods, Inc.	34,600	1,351,476

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
ConAgra Foods, Inc.(u)	103,600	$3,784,508
Hormel Foods Corp.	19,700	1,119,945
Kellogg Co.	5,300	349,535
Sanderson Farms, Inc.	6,600	525,690
Tyson Foods, Inc. (Class A Stock)	23,100	884,730

		15,067,732

Gas Utilities — 0.8%
AGL Resources, Inc.(u)	50,600	2,512,290
Questar Corp.	47,200	1,126,192
UGI Corp.	53,900	1,756,601

		5,395,083

Health Care Equipment & Supplies — 4.3%
Abbott Laboratories(u)	91,600	4,243,828
ABIOMED, Inc.*	12,200	873,276
Baxter International, Inc.	4,600	315,100
Boston Scientific Corp.*(u)	237,600	4,217,400
CR Bard, Inc.(u)	19,300	3,229,855
Cyberonics, Inc.*	3,700	240,204
Edwards Lifesciences Corp.*(u)	25,400	3,618,484
Globus Medical, Inc. (Class A Stock)*	24,100	608,284
Greatbatch, Inc.*	7,500	433,875
Hologic, Inc.*	47,700	1,575,293
Intuitive Surgical, Inc.*(u)	4,800	2,424,144
Medtronic PLC	52,900	4,125,671
Natus Medical, Inc.*	19,700	777,559
Stryker Corp.	16,800	1,549,800

		28,232,773

Health Care Providers & Services — 4.4%
Aetna, Inc.(u)	43,000	4,580,790
Anthem, Inc.(u)	29,200	4,508,772
Cardinal Health, Inc.	10,000	902,700
CIGNA Corp.(u)	25,600	3,313,664
Express Scripts Holding Co.*(u)	58,400	5,067,368
Health Net, Inc.*	16,700	1,010,183
UnitedHealth Group, Inc.(u)	56,200	6,647,898
Universal Health Services, Inc. (Class B Stock)(u)	21,300	2,507,223

		28,538,598

Health Care Technology — 0.6%
Cerner Corp.*(u)	56,900	4,168,494

Hotels, Restaurants & Leisure — 3.0%
Bloomin’ Brands, Inc.	34,600	841,818
Carnival Corp.	11,400	545,376
Chipotle Mexican Grill, Inc.*(u)	4,300	2,797,322
Cracker Barrel Old Country Store, Inc.	6,000	912,840
DineEquity, Inc.	15,800	1,690,758
Hyatt Hotels Corp. (Class A Stock)*	15,900	941,598
Jack in the Box, Inc.(u)	26,500	2,541,880
Las Vegas Sands Corp.(u)	48,900	2,691,456
Marriott Vacations Worldwide Corp.	20,300	1,645,315
McDonald’s Corp.(u)	52,200	5,086,368

		19,694,731

Household Durables — 0.9%
Harman International Industries, Inc.(u)	16,000	2,138,080
Helen of Troy Ltd.	21,400	1,743,886
La-Z-Boy, Inc.	31,400	882,654
Universal Electronics, Inc.*	8,800	496,672

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Whirlpool Corp.	1,100	$222,266

		5,483,558

Household Products — 1.7%
Kimberly-Clark Corp.(u)	27,000	2,891,970
Procter & Gamble Co. (The)(u)	100,000	8,194,000

		11,085,970

Independent Power & Renewable Electricity Producers — 0.9%
AES Corp. (The)(u)	235,600	3,027,460
Calpine Corp.*(u)	119,700	2,737,539

		5,764,999

Industrial Conglomerates — 1.3%
3M Co.(u)	3,400	560,830
Carlisle Cos., Inc.	7,100	657,673
General Electric Co.(u)	279,470	6,933,651

		8,152,154

Insurance — 2.1%
Aflac, Inc.(u)	57,800	3,699,778
Allstate Corp. (The)	19,200	1,366,464
American Financial Group, Inc.(u)	39,800	2,553,170
Assured Guaranty Ltd.	30,500	804,895
Genworth Financial, Inc. (Class A Stock)*	210,200	1,536,562
HCC Insurance Holdings, Inc.	6,200	351,354
Loews Corp.	11,400	465,462
Navigators Group, Inc. (The)*	2,800	217,952
Travelers Cos., Inc. (The)	12,400	1,340,812
Unum Group	46,200	1,558,326

		13,894,775

Internet & Catalog Retail — 0.5%
FTD Cos., Inc.*	15,720	470,657
Lands’ End, Inc.*	7,300	261,924
Liberty Interactive Corp. (Class A Stock)*	7,200	210,168
TripAdvisor, Inc.*(u)	30,900	2,569,953

		3,512,702

Internet Software & Services — 3.0%
Constant Contact, Inc.*	17,200	657,212
Facebook, Inc. (Class A Stock)*(u)	32,100	2,639,101
Google, Inc. (Class A Stock)*(u)	8,600	4,770,420
Google, Inc. (Class C Stock)*(u)	13,700	7,507,600
GrubHub, Inc.*	35,200	1,597,728
LogMeIn, Inc.*	31,400	1,758,086
NIC, Inc.	20,100	355,167

		19,285,314

IT Services — 3.4%
Booz Allen Hamilton Holding Corp.	90,100	2,607,494
Broadridge Financial Solutions, Inc.(u)	51,800	2,849,518
DST Systems, Inc.(u)	29,800	3,299,158
Fiserv, Inc.*	12,100	960,740
Genpact Ltd.*	15,100	351,075
International Business Machines Corp.	10,400	1,669,200
Jack Henry & Associates, Inc.	8,700	608,043
MasterCard, Inc. (Class A Stock)	5,000	431,950
MAXIMUS, Inc.(u)	49,300	3,291,268
Syntel, Inc.*	21,900	1,132,887
Visa, Inc. (Class A Stock)(u)	77,300	5,056,193

		22,257,526

	Shares	Value
COMMON STOCKS (Continued)
Leisure Products — 0.7%
Brunswick Corp.	29,500	$1,517,775
Polaris Industries, Inc.(u)	21,400	3,019,540

		4,537,315

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	31,000	1,288,050
Cambrex Corp.*	11,000	435,930
Illumina, Inc.*(u)	18,600	3,452,904
PAREXEL International Corp.*	4,500	310,455
Quintiles Transnational Holdings, Inc.*	11,900	796,943
VWR Corp.*	8,400	218,316

		6,502,598

Machinery — 1.5%
Blount International, Inc.*	40,900	526,792
Hillenbrand, Inc.	25,600	790,272
Lincoln Electric Holdings, Inc.	26,600	1,739,374
Meritor, Inc.*	45,700	576,277
Oshkosh Corp.	10,000	487,900
Parker-Hannifin Corp.(u)	31,300	3,717,814
Timken Co. (The)	17,600	741,664
Toro Co. (The)	14,400	1,009,728

		9,589,821

Marine
Matson, Inc.	6,000	252,960

Media — 3.2%
Cinemark Holdings, Inc.	48,900	2,203,923
Comcast Corp. (Class A Stock)(u)	86,700	4,895,949
DIRECTV*(u)	29,100	2,476,410
Discovery Communications, Inc. (Class C Stock)*	56,600	1,668,285
Discovery Communications, Inc. (Class A Stock)*	6,400	196,864
Gannett Co., Inc.(u)	63,600	2,358,288
Madison Square Garden Co. (The) (Class A Stock)*	7,700	651,805
Morningstar, Inc.	3,800	284,658
Time Warner, Inc.	19,300	1,629,692
Walt Disney Co. (The)(u)	43,500	4,562,715

		20,928,589

Metals & Mining — 0.9%
Alcoa, Inc.	100,200	1,294,584
Century Aluminum Co.*	154,500	2,132,100
Freeport-McMoRan, Inc.	80,000	1,516,000
Globe Specialty Metals, Inc.	19,000	359,480
Worthington Industries, Inc.	26,500	705,165

		6,007,329

Multiline Retail — 1.2%
Dillard’s, Inc. (Class A Stock)	24,100	3,289,891
Target Corp.(u)	56,500	4,636,955

		7,926,846

Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.(u)	86,200	3,613,504
Vectren Corp.	40,700	1,796,498

		5,410,002

Oil, Gas & Consumable Fuels — 8.3%
Alon USA Energy, Inc.	57,800	957,746

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Anadarko Petroleum Corp.	15,000	$1,242,150
Cabot Oil & Gas Corp.(u)	94,100	2,778,773
California Resources Corp.	7,760	59,054
Chevron Corp.(u)	26,446	2,776,301
Delek US Holdings, Inc.	28,200	1,120,950
Devon Energy Corp.	18,200	1,097,642
EP Energy Corp. (Class A Stock)*	68,400	716,832
EQT Corp.(u)	44,700	3,704,289
Exxon Mobil Corp.(u)	109,100	9,273,500
Hollyfrontier Corp.(u)	81,900	3,298,113
Marathon Petroleum Corp.(u)	38,600	3,952,254
ONEOK, Inc.(u)	59,100	2,850,984
PBF Energy, Inc. (Class A Stock)	44,100	1,495,872
PDC Energy, Inc.*	28,500	1,540,140
Phillips 66(u)	58,500	4,598,100
REX American Resources Corp.*	6,100	370,941
Targa Resources Corp.(u)	35,800	3,429,282
Tesoro Corp.	37,900	3,459,891
Western Refining, Inc.	47,500	2,346,025
World Fuel Services Corp.	54,400	3,126,912

		54,195,751

Paper & Forest Products — 0.4%
International Paper Co.	36,800	2,042,032
Schweitzer-Mauduit International, Inc.	4,300	198,316

		2,240,348

Pharmaceuticals — 6.6%
AbbVie, Inc.(u)	97,500	5,707,650
Actavis PLC*(u)	8,500	2,529,770
Bristol-Myers Squibb Co.(u)	66,300	4,276,350
Johnson & Johnson(u)	88,800	8,933,280
Lannett Co., Inc.*	29,000	1,963,590
Mallinckrodt PLC*	20,500	2,596,325
Merck & Co., Inc.(u)	83,800	4,816,824
Mylan NV*(u)	53,200	3,157,420
Pfizer, Inc.(u)	260,805	9,073,406

		43,054,615

Professional Services — 0.4%
ManpowerGroup, Inc.(u)	29,800	2,567,270

Real Estate Investment Trusts (REITs) — 4.7%
AG Mortgage Investment Trust, Inc.	22,900	431,436
American Assets Trust, Inc.	17,900	774,712
American Capital Agency Corp.(u)	121,200	2,585,196
Annaly Capital Management, Inc.(u)	298,000	3,099,200
Apollo Residential Mortgage, Inc.	19,300	307,835
Ashford Hospitality Trust, Inc.	19,100	183,742
Associated Estates Realty Corp.	12,500	308,500
Brixmor Property Group, Inc.	14,900	395,595
Chambers Street Properties	130,000	1,024,400
Chimera Investment Corp.	131,700	413,538
Crown Castle International Corp.(u)	42,400	3,499,696
Franklin Street Properties Corp.	46,900	601,258
Geo Group, Inc. (The)	24,200	1,058,508
Hospitality Properties Trust(u)	80,100	2,642,499
Host Hotels & Resorts, Inc.	83,500	1,685,030
Invesco Mortgage Capital, Inc.	128,600	1,997,158
Lamar Advertising Co.	7,900	468,233
New Residential Investment Corp.	54,800	823,644
ProLogis, Inc.(u)	64,700	2,818,332

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Resource Capital Corp.	81,700	$370,918
RLJ Lodging Trust	64,700	2,025,757
Simon Property Group, Inc.(u)	15,600	3,051,984

		30,567,171

Real Estate Management & Development — 1.0%
CBRE Group, Inc. (Class A Stock)*	62,300	2,411,633
Jones Lang LaSalle, Inc.(u)	22,900	3,902,160

		6,313,793

Road & Rail — 1.6%
AMERCO	3,700	1,222,480
CSX Corp.	26,900	890,928
Old Dominion Freight Line, Inc.*(u)	33,100	2,558,630
Union Pacific Corp.(u)	53,800	5,827,078

		10,499,116

Semiconductors & Semiconductor Equipment — 4.9%
Amkor Technology, Inc.*	69,600	614,916
Avago Technologies Ltd. (Singapore)(u)	35,400	4,495,092
Cabot Microelectronics Corp.*	4,200	209,874
Integrated Device Technology, Inc.*(u)	185,400	3,711,708
Intel Corp.(u)	216,780	6,778,711
MKS Instruments, Inc.	14,600	493,626
Monolithic Power Systems, Inc.	10,100	531,765
Qorvo, Inc.*(u)	45,400	3,618,380
Skyworks Solutions, Inc.(u)	54,300	5,337,147
Tessera Technologies, Inc.(u)	73,400	2,956,552
Texas Instruments, Inc.(u)	49,100	2,807,784

		31,555,555

Software — 6.3%
ANSYS, Inc.*(u)	22,400	1,975,456
Aspen Technology, Inc.*	14,200	546,558
CDK Global, Inc.	5,500	257,180
Manhattan Associates, Inc.*(u)	55,100	2,788,611
Microsoft Corp.(u)	322,800	13,123,434
MicroStrategy, Inc. (Class A Stock)*	11,800	1,996,442
NetScout Systems, Inc.*	25,000	1,096,250
Oracle Corp.(u)	160,100	6,908,315
Pegasystems, Inc.	30,000	652,500
Progress Software Corp.*	37,600	1,021,592
PTC, Inc.*	38,200	1,381,694
SolarWinds, Inc.*	47,500	2,433,900
Solera Holdings, Inc.	12,000	619,920
SS&C Technologies Holdings, Inc.	36,000	2,242,800
Symantec Corp.(u)	129,900	3,035,114
Synopsys, Inc.*	21,900	1,014,408

		41,094,174

Specialty Retail — 5.3%
ANN, Inc.*	15,500	635,965
AutoNation, Inc.*	52,600	3,383,758
Cato Corp. (The) (Class A Stock)	8,400	332,640
Dick’s Sporting Goods, Inc.	22,100	1,259,479
DSW, Inc. (Class A Stock)(u)	60,700	2,238,616
Express, Inc.*	82,800	1,368,684
Finish Line, Inc. (The) (Class A Stock)	34,200	838,584
Foot Locker, Inc.(u)	56,100	3,534,300
Gap, Inc. (The)(u)	79,800	3,457,734
Home Depot, Inc. (The)(u)	6,900	783,909
Lowe’s Cos., Inc.(u)	52,700	3,920,353

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Murphy USA, Inc.*	11,400	$825,018
Ross Stores, Inc.(u)	45,800	4,825,488
TJX Cos., Inc. (The)(u)	45,400	3,180,270
Ulta Salon Cosmetics & Fragrance, Inc.*(u)	24,900	3,756,165
Zumiez, Inc.*	5,800	233,450

		34,574,413

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.(u)	163,500	20,344,305
Hewlett-Packard Co.(u)	153,200	4,773,712
NetApp, Inc.	9,100	322,686
Super Micro Computer, Inc.*	34,600	1,149,066
Western Digital Corp.	18,100	1,647,281

		28,237,050

Textiles, Apparel & Luxury Goods — 0.6%
Michael Kors Holdings Ltd.*(u)	52,600	3,458,450
Steven Madden Ltd.*	17,900	680,200

		4,138,650

Tobacco — 1.2%
Altria Group, Inc.	121,800	6,092,436
Philip Morris International, Inc.	22,950	1,728,823
Reynolds American, Inc.	3,600	248,076

		8,069,335

Trading Companies & Distributors — 0.5%
MRC Global, Inc.*(u)	182,000	2,156,700
United Rentals, Inc.*	10,300	938,948

		3,095,648

Wireless Telecommunication Services — 0.1%
Sprint Corp.*	152,100	720,954

TOTAL LONG-TERM INVESTMENTS (cost $702,045,272)		820,978,155

SHORT-TERM INVESTMENTS — 2.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 2.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $15,501,393)(w)	15,501,393	15,501,393

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills
(cost $1,299,085)
0.065%	09/17/15	1,300	1,299,390

TOTAL SHORT-TERM INVESTMENTS (cost $16,800,478)			16,800,783

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 128.9% (cost $718,845,750)			837,778,938

	Shares	Value
SECURITIES SOLD SHORT — (29.0)%
COMMON STOCKS
Aerospace & Defense — (0.6)%
B/E Aerospace, Inc.	20,000	$(1,272,400)
DigitalGlobe, Inc.*	77,000	(2,623,390)

		(3,895,790)

Air Freight & Logistics — (0.3)%
UTi Worldwide, Inc.*	47,600	(585,480)
XPO Logistics, Inc.*	31,400	(1,427,758)

		(2,013,238)

Automobiles — (0.2)%
Tesla Motors, Inc.*	5,400	(1,019,358)

Biotechnology — (2.9)%
ACADIA Pharmaceuticals, Inc.*	72,400	(2,359,516)
Alnylam Pharmaceuticals, Inc.*	8,400	(877,128)
AMAG Pharmaceuticals, Inc.*	32,600	(1,781,916)
Cepheid, Inc.*	56,700	(3,226,230)
KYTHERA Biopharmaceuticals, Inc.*	26,000	(1,303,900)
Seattle Genetics, Inc.*	128,100	(4,528,335)
Spectrum Pharmaceuticals, Inc.*	74,700	(453,429)
Vertex Pharmaceuticals, Inc.*	36,900	(4,353,093)

		(18,883,547)

Building Products — (0.5)%
Armstrong World Industries, Inc.*	31,900	(1,833,293)
Owens Corning	26,000	(1,128,400)
Ply Gem Holdings, Inc.*	19,400	(252,200)

		(3,213,893)

Chemicals — (0.8)%
American Vanguard Corp.	26,300	(279,306)
Balchem Corp.	14,800	(819,624)
HB Fuller Co.	5,300	(227,211)
Monsanto Co.	22,300	(2,509,642)
Platform Specialty Products Corp.*	57,200	(1,467,752)
WR Grace & Co.*	2,100	(207,627)

		(5,511,162)

Commercial Services & Supplies — (0.5)%
Covanta Holding Corp.	87,100	(1,953,653)
US Ecology, Inc.	22,500	(1,124,325)

		(3,077,978)

Communications Equipment — (1.4)%
ADTRAN, Inc.	11,400	(212,838)
CalAmp Corp.*	26,500	(429,035)
Ciena Corp.*	125,400	(2,421,474)
Finisar Corp.*	134,900	(2,878,766)
Infinera Corp.*	79,200	(1,557,864)
ViaSat, Inc.*	28,100	(1,675,041)

		(9,175,018)

Construction & Engineering — (0.1)%
Granite Construction, Inc.	21,900	(769,566)

Diversified Consumer Services — (0.6)%
Houghton Mifflin Harcourt Co.*	63,300	(1,486,284)
Sotheby’s	55,300	(2,336,978)

		(3,823,262)

Electrical Equipment — (0.1)%
Power Solutions International, Inc.*	6,500	(417,885)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — (0.7)%
Belden, Inc.	15,000	$(1,403,400)
FEI Co.	32,100	(2,450,514)
Knowles Corp.*	11,300	(217,751)
MTS Systems Corp.	6,700	(506,855)

		(4,578,520)

Energy Equipment & Services — (0.3)%
Patterson-UTI Energy, Inc.	86,300	(1,620,283)
Rowan Cos. PLC (Class A Stock)	22,800	(403,788)

		(2,024,071)

Food & Staples Retailing — (0.1)%
Sprouts Farmers Market, Inc.*	17,900	(630,617)

Food Products — (1.4)%
B&G Foods, Inc.	7,500	(220,725)
Boulder Brands, Inc.*	38,600	(367,858)
Darling Ingredients, Inc.*	131,300	(1,839,513)
Diamond Foods, Inc.*	19,800	(644,886)
Hain Celestial Group, Inc. (The)*	35,800	(2,292,990)
Keurig Green Mountain, Inc.	3,500	(391,055)
Post Holdings, Inc.*	31,200	(1,461,408)
TreeHouse Foods, Inc.*	20,600	(1,751,412)

		(8,969,847)

Gas Utilities — (0.1)%
Northwest Natural Gas Co.	15,100	(724,045)

Health Care Equipment & Supplies — (1.6)%
Cooper Cos., Inc. (The)	5,200	(974,584)
Endologix, Inc.*	44,800	(764,736)
HeartWare International, Inc.*	19,500	(1,711,515)
Insulet Corp.*	56,900	(1,897,615)
LDR Holding Corp.*	19,800	(725,472)
Spectranetics Corp. (The)*	45,500	(1,581,580)
Wright Medical Group, Inc.*	56,700	(1,462,860)
Zeltiq Aesthetics, Inc.*	48,400	(1,492,172)

		(10,610,534)

Health Care Providers & Services — (1.5)%
Acadia Healthcare Co., Inc.*	27,000	(1,933,200)
Air Methods Corp.*	40,400	(1,882,236)
BioScrip, Inc.*	82,200	(364,146)
ExamWorks Group, Inc.*	45,100	(1,877,062)
Healthways, Inc.*	38,400	(756,480)
Kindred Healthcare, Inc.	76,700	(1,824,693)
PharMerica Corp.*	22,300	(628,637)
Providence Service Corp. (The)*	5,300	(281,536)

		(9,547,990)

Health Care Technology — (0.5)%
Allscripts Healthcare Solutions, Inc.*	19,600	(234,416)
HMS Holdings Corp.*	18,900	(292,005)
Medidata Solutions, Inc.*	54,000	(2,648,160)

		(3,174,581)

Healthcare Providers & Services
HealthSouth Corp.	5,800	(257,288)

Hotels, Restaurants & Leisure — (0.4)%
Dave & Buster’s Entertainment, Inc.*	7,100	(216,266)
Diamond Resorts International, Inc.*	8,500	(284,155)
Krispy Kreme Doughnuts, Inc.*	56,000	(1,119,440)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
La Quinta Holdings, Inc.*	23,200	$(549,376)
Wendy’s Co. (The)	62,600	(682,340)

		(2,851,577)

Household Durables — (0.1)%
William Lyon Homes*	17,200	(444,104)

Independent Power & Renewable Electricity Producers — (0.3)%
Dynegy, Inc.*	24,300	(763,749)
Pattern Energy Group, Inc.	26,900	(761,808)
TerraForm Power, Inc. (Class A Stock)*	17,000	(620,670)

		(2,146,227)

Internet Software & Services — (0.5)%
Cornerstone OnDemand, Inc.*	61,800	(1,785,402)
Marketo, Inc.*	44,700	(1,145,214)

		(2,930,616)

IT Services — (0.9)%
Alliance Data Systems Corp.*	10,800	(3,199,500)
FleetCor Technologies, Inc.*	10,900	(1,645,028)
iGate Corp.*	5,000	(213,300)
Vantiv, Inc. (Class A Stock)*	23,100	(870,870)

		(5,928,698)

Leisure Products — (0.1)%
Callaway Golf Co.	73,200	(697,596)

Life Sciences Tools & Services — (0.3)%
Albany Molecular Research, Inc.*	41,700	(733,920)
Fluidigm Corp.*	28,900	(1,216,690)

		(1,950,610)

Machinery — (0.5)%
Colfax Corp.*	35,400	(1,689,642)
Pall Corp.	10,000	(1,003,900)
Proto Labs, Inc.*	8,100	(567,000)

		(3,260,542)

Media — (0.4)%
AMC Networks, Inc. (Class A Stock)*	29,100	(2,230,224)
EW Scripps Co. (The) (Class A Stock)*	9,300	(264,492)
Lions Gate Entertainment Corp.	7,000	(237,440)

		(2,732,156)

Metals & Mining — (0.2)%
Allegheny Technologies, Inc.	42,000	(1,260,420)

Multiline Retail — (0.1)%
Tuesday Morning Corp.*	26,200	(421,820)

Oil, Gas & Consumable Fuels — (1.5)%
Bonanza Creek Energy, Inc.*	27,000	(665,820)
Diamondback Energy, Inc.*	15,800	(1,214,072)
Golar LNG Ltd. (Bermuda)	104,100	(3,464,448)
Oasis Petroleum, Inc.*	29,300	(416,646)
Rice Energy, Inc.*	84,800	(1,845,248)
Westmoreland Coal Co.*	10,400	(278,304)
Williams Cos., Inc. (The)	37,100	(1,876,889)

		(9,761,427)

Paper & Forest Products — (0.5)%
Louisiana-Pacific Corp.*	178,200	(2,942,082)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Pharmaceuticals — (0.4)%
BioDelivery Sciences International, Inc.*	65,300	$(685,650)
Depomed, Inc.*	43,500	(974,835)
IGI Laboratories, Inc.*	35,400	(288,864)
Sagent Pharmaceuticals, Inc.*	19,500	(453,375)

		(2,402,724)

Professional Services — (0.6)%
Advisory Board Co. (The)*	40,700	(2,168,496)
WageWorks, Inc.*	27,900	(1,487,907)

		(3,656,403)

Real Estate Investment Trusts (REITs) — (0.6)%
DDR Corp.	72,100	(1,342,502)
Plum Creek Timber Co., Inc.	64,800	(2,815,560)

		(4,158,062)

Real Estate Management & Development
Realogy Holdings Corp.*	4,000	(181,920)

Road & Rail
Genesee & Wyoming, Inc. (Class A Stock)*	2,200	(212,168)

Semiconductors & Semiconductor Equipment — (1.9)%
Applied Micro Circuits Corp.*	83,200	(424,320)
SunEdison, Inc.*	290,800	(6,979,200)
Synaptics, Inc.*	38,600	(3,138,373)
Ultratech, Inc.*	32,700	(567,018)
Veeco Instruments, Inc.*	43,700	(1,335,035)

		(12,443,946)

Software — (2.4)%
ACI Worldwide, Inc.*	9,100	(197,106)
Cadence Design Systems, Inc.*	192,100	(3,542,324)
FireEye, Inc.*	49,400	(1,938,950)
NetSuite, Inc.*	41,000	(3,803,160)
Proofpoint, Inc.*	26,000	(1,539,720)
salesforce.com, Inc.*	6,600	(440,946)
Splunk, Inc.*	56,000	(3,315,200)
TiVo, Inc.*	43,600	(462,596)
Workday, Inc. (Class A Stock)*	3,500	(295,435)

		(15,535,437)

Specialty Retail — (2.5)%
Advance Auto Parts, Inc.	25,400	(3,802,126)
Cabela’s, Inc.*	62,500	(3,498,750)
Five Below, Inc.*	36,300	(1,291,191)
Mattress Firm Holding Corp.*	4,900	(341,236)
Men’s Wearhouse, Inc. (The)	57,500	(3,001,500)
Monro Muffler Brake, Inc.	22,000	(1,431,100)
Restoration Hardware Holdings, Inc.*	26,900	(2,668,211)

		(16,034,114)

Technology Hardware, Storage & Peripherals — (0.1)%
Cray, Inc.*	6,500	(182,520)
Silicon Graphics International Corp.*	36,400	(316,316)

		(498,836)

Textiles, Apparel & Luxury Goods — (0.4)%
Crocs, Inc.*	33,300	(393,273)
Under Armour, Inc. (Class A Stock)*	23,800	(1,921,850)

		(2,315,123)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance
LendingTree, Inc.*	3,700	$(207,237)

Trading Companies & Distributors — (0.1)%
TAL International Group, Inc.*	19,800	(806,454)

TOTAL SECURITIES SOLD SHORT (proceeds received $177,816,270)		(188,098,489)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.9% (cost $541,029,480)		649,680,449
Other assets in excess of liabilities(x) — 0.1%		379,608

NET ASSETS — 100.0%		$650,060,057

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(u)	Represents security, of a portion thereof, segregated as
collateral for short sales. The aggregate value of such securities is $596,281,238

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
144	S&P 500 E-Mini	Jun. 2015	$14,910,101	$14,837,760	$ (72,341)
14	S&P Mid Cap 400 E-Mini	Jun. 2015	2,113,140	2,127,720	14,580

					$ (57,761)

(1)	U.S. Treasury obligation with a market value of $1,299,390 has been segregated with Goldman Sachs to cover requirements for open futures contracts at March 31, 2015.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015. Various inputs are used in determining the value of the Portfolios investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$16,583,935	$—	$—
Air Freight & Logistics	9,989,915	—	—
Airlines	8,311,932	—	—
Auto Components	2,867,904	—	—
Automobiles	3,141,537	—	—
Banks	32,177,817	—	—
Beverages	14,693,825	—	—
Biotechnology	33,419,206	—	—
Building Products	4,575,296	—	—
Capital Markets	12,491,427	—	—
Chemicals	17,258,652	—	—
Commercial Services & Supplies	4,584,582	—	—
Communications Equipment	21,989,749	—	—
Construction & Engineering	213,112	—	—
Construction Materials	4,901,396	—	—
Consumer Finance	4,946,110	—	—
Containers & Packaging	1,829,118	—	—
Distributors	969,176	—	—
Diversified Financial Services	7,166,417	—	—
Diversified Telecommunication Services	7,810,199	—	—
Electric Utilities	10,272,066	—	—
Electrical Equipment	8,777,773	—	—
Electronic Equipment, Instruments & Components	12,601,588	—	—
Energy Equipment & Services	8,725,321	—	—
Food & Staples Retailing	18,066,390	—	—
Food Products	15,067,732	—	—
Gas Utilities	5,395,083	—	—
Health Care Equipment & Supplies	28,232,773	—	—
Health Care Providers & Services	28,538,598	—	—
Health Care Technology	4,168,494	—	—

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Hotels, Restaurants & Leisure	$19,694,731	$—	$—
Household Durables	5,483,558	—	—
Household Products	11,085,970	—	—
Independent Power & Renewable Electricity
Producers	5,764,999	—	—
Industrial Conglomerates	8,152,154	—	—
Insurance	13,894,775	—	—
Internet & Catalog Retail	3,512,702	—	—
Internet Software & Services	19,285,314	—	—
IT Services	22,257,526	—	—
Leisure Products	4,537,315	—	—
Life Sciences Tools & Services	6,502,598	—	—
Machinery	9,589,821	—	—
Marine	252,960	—	—
Media	20,928,589	—	—
Metals & Mining	6,007,329	—	—
Multiline Retail	7,926,846	—	—
Multi-Utilities	5,410,002	—	—
Oil, Gas & Consumable Fuels	54,195,751	—	—
Paper & Forest Products	2,240,348	—	—
Pharmaceuticals	43,054,615	—	—
Professional Services	2,567,270	—	—
Real Estate Investment Trusts (REITs)	30,567,171	—	—
Real Estate Management & Development	6,313,793	—	—
Road & Rail	10,499,116	—	—
Semiconductors & Semiconductor Equipment	31,555,555	—	—
Software	41,094,174	—	—
Specialty Retail	34,574,413	—	—
Technology Hardware, Storage & Peripherals	28,237,050	—	—
Textiles, Apparel & Luxury Goods	4,138,650	—	—
Tobacco	8,069,335	—	—
Trading Companies & Distributors	3,095,648	—	—
Wireless Telecommunication Services	720,954	—	—
Affiliated Money Market Mutual Fund	15,501,393	—	—
U.S. Treasury Obligation	—	1,299,390	—
Securities Sold Short - Common Stocks
Aerospace & Defense	(3,895,790)	—	—
Air Freight & Logistics	(2,013,238)	—	—
Automobiles	(1,019,358)	—	—
Biotechnology	(18,883,547)	—	—
Building Products	(3,213,893)	—	—
Chemicals	(5,511,162)	—	—
Commercial Services & Supplies	(3,077,978)	—	—
Communications Equipment	(9,175,018)	—	—
Construction & Engineering	(769,566)	—	—
Diversified Consumer Services	(3,823,262)	—	—
Electrical Equipment	(417,885)	—	—
Electronic Equipment, Instruments & Components	(4,578,520)	—	—
Energy Equipment & Services	(2,024,071)	—	—
Food & Staples Retailing	(630,617)	—	—
Food Products	(8,969,847)	—	—
Gas Utilities	(724,045)	—	—
Health Care Equipment & Supplies	(10,610,534)	—	—
Health Care Providers & Services	(9,547,990)	—	—
Health Care Technology	(3,174,581)	—	—
Healthcare Providers & Services	(257,288)	—	—
Hotels, Restaurants & Leisure	(2,851,577)	—	—
Household Durables	(444,104)	—	—
Independent Power & Renewable Electricity
Producers	(2,146,227)	—	—
Internet Software & Services	(2,930,616)	—	—
IT Services	(5,928,698)	—	—
Leisure Products	(697,596)	—	—

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Life Sciences Tools & Services	$(1,950,610)	$—	$—
Machinery	(3,260,542)	—	—
Media	(2,732,156)	—	—
Metals & Mining	(1,260,420)	—	—
Multiline Retail	(421,820)	—	—
Oil, Gas & Consumable Fuels	(9,761,427)	—	—
Paper & Forest Products	(2,942,082)	—	—
Pharmaceuticals	(2,402,724)	—	—
Professional Services	(3,656,403)	—	—
Real Estate Investment Trusts (REITs)	(4,158,062)	—	—
Real Estate Management & Development	(181,920)	—	—
Road & Rail	(212,168)	—	—
Semiconductors & Semiconductor Equipment	(12,443,946)	—	—
Software	(15,535,437)	—	—
Specialty Retail	(16,034,114)	—	—
Technology Hardware, Storage & Peripherals	(498,836)	—	—
Textiles, Apparel & Luxury Goods	(2,315,123)	—	—
Thrifts & Mortgage Finance	(207,237)	—	—
Trading Companies & Distributors	(806,454)	—	—
Other Financial Instruments*
Financial Futures Contracts	(57,761)	—	—

Total	$648,323,298	$1,299,390	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio*	121,780	$1,237,283
AST AQR Large-Cap Portfolio*	7,046,353	95,407,625
AST Boston Partners Large-Cap Value Portfolio*	1,148,665	20,963,142
AST ClearBridge Dividend Growth Portfolio*	1,586,667	21,245,470
AST Goldman Sachs Large-Cap Value Portfolio*	785,327	20,944,659
AST Goldman Sachs Mid-Cap Growth Portfolio*	199,371	1,575,035
AST Goldman Sachs Small-Cap Value Portfolio*	151,072	2,802,379
AST Goldman Sachs Strategic Income Portfolio*	1,116,908	10,755,827
AST Herndon Large-Cap Value Portfolio*	1,185,088	15,702,420
AST High Yield Portfolio*	977,102	8,403,075
AST International Growth Portfolio*	3,343,978	47,718,573
AST International Value Portfolio*	2,643,111	47,602,429
AST Jennison Large-Cap Growth Portfolio*	1,145,169	25,273,877
AST Large-Cap Value Portfolio*	927,145	20,925,659
AST Loomis Sayles Large-Cap Growth Portfolio*	915,622	30,426,110
AST Lord Abbett Core Fixed Income Portfolio*	1,662,876	20,220,576
AST MFS Growth Portfolio*	1,474,909	25,309,433
AST MFS Large-Cap Value Portfolio*	1,023,836	15,685,167
AST Mid-Cap Value Portfolio*	77,170	1,622,895
AST Money Market Portfolio*	487,481	487,481
AST Neuberger Berman Core Bond Portfolio*	983,247	10,786,214
AST Neuberger Berman Mid-Cap Growth Portfolio*	41,624	1,567,976
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	56,668	1,625,246
AST Parametric Emerging Markets Equity Portfolio*	127,819	1,082,626
AST PIMCO Limited Maturity Bond Portfolio*	399,000	4,169,554
AST Prudential Core Bond Portfolio*	4,730,493	53,927,616

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST QMA Emerging Markets Equity Portfolio*	80,135	$773,305
AST QMA International Core Equity Portfolio*	2,236,591	23,774,962
AST QMA Large-Cap Portfolio*	6,894,978	95,564,389
AST Small-Cap Growth Opportunities Portfolio*	577,532	8,888,211
AST Small-Cap Growth Portfolio*	261,614	8,871,344
AST Small-Cap Value Portfolio*	758,027	16,676,596
AST T. Rowe Price Equity Income Portfolio*	798,768	10,463,864
AST T. Rowe Price Large-Cap Growth Portfolio*	858,048	20,207,022
AST T. Rowe Price Natural Resources Portfolio*	22,238	459,661
AST Western Asset Core Plus Bond Portfolio*	3,373,276	39,096,273
AST Western Asset Emerging Markets Debt Portfolio*	214,583	2,100,772

TOTAL AFFILIATED MUTUAL FUNDS
(cost $662,148,599)(w)		734,344,746

SHORT-TERM INVESTMENT — 0.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $5,993,856)(w)	5,993,856	5,993,856

TOTAL INVESTMENTS — 100.4%
(cost $668,142,455)		740,338,602
Liabilities in excess of other assets — (0.4)%		(2,964,068)

NET ASSETS — 100.0%		$737,374,534

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolios investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

Level 2 – quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 – unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$740,338,602	$—	$—

AST RCM WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.3%
COMMON STOCKS — 60.3%
Argentina
Banco Macro SA, ADR	3,114	$178,121
BBVA Banco Frances SA, ADR	4,764	97,281
Telecom Argentina SA, ADR	8,820	200,302

		475,704

Australia — 0.8%
Arrium Ltd.	3,361,796	432,073
Australia & New Zealand Banking Group Ltd.	349,096	9,711,910
Bank of Queensland Ltd.	341,136	3,574,686
Beach Energy Ltd.	2,195,077	1,689,290
Bendigo and Adelaide Bank Ltd.	290,728	2,770,304
Cromwell Property Group	948,159	818,319
Downer EDI Ltd.	782,762	2,653,593
Flight Centre Travel Group Ltd.(a)	28,284	851,282
Fortescue Metals Group Ltd.(a)	1,354,722	2,005,392
iiNET Ltd.(a)	132,643	890,070
Primary Health Care Ltd.	454,527	1,899,424
Westpac Banking Corp.	361,931	10,818,494

		38,114,837

Austria — 0.2%
ams AG	115,975	5,537,321
Schoeller-Bleckmann Oilfield Equipment AG	17,900	1,145,267
Wienerberger AG	76,900	1,227,108

		7,909,696

Belgium — 0.2%
Anheuser-Busch InBev NV	45,876	5,604,437
Delhaize Group SA	31,249	2,807,402
Fagron NV	36,051	1,403,763
Ontex Group NV*	55,985	1,701,486

		11,517,088

Bermuda
Montpelier Re Holdings Ltd.	19,990	768,416

Brazil — 0.1%
Banco do Brasil SA	27,700	199,708
Cia Energetica de Minas Gerais, ADR	16,154	66,070
Cia Paranaense de Energia, ADR(a)	6,811	71,379
Embraer SA	70,400	541,530
Gafisa SA	164,600	109,852
JBS SA.	314,800	1,399,637
Marfrig Global Foods SA*	100,200	126,210
MRV Engenharia e Participacoes SA	154,300	385,321
Porto Seguro SA	26,000	289,364
Sul America SA, UTS	91,100	401,616

		3,590,687

Canada — 2.2%
Alimentation Couche-Tard, Inc. (Class B Stock)	268,505	10,699,497
Atco Ltd. (Class I Stock)	26,555	946,004
Bank of Montreal	150,431	9,014,814
BCE, Inc.	87,503	3,704,481
Canadian Natural Resources Ltd.	203,917	6,250,095
Canadian Tire Corp. Ltd. (Class A Stock)	54,448	5,546,899
Canfor Corp.*	92,537	1,852,128

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
CCL Industries, Inc. (Class B Stock)	29,256	$3,291,603
CGI Group, Inc. (Class A Stock)*	211,851	8,985,540
DH Corp.	18,400	562,075
Empire Co. Ltd. (Class A Stock)	64,220	4,477,729
Genworth MI Canada, Inc.(a)	44,306	979,486
George Weston Ltd.	17,060	1,351,276
Linamar Corp.	35,915	2,214,364
Magna International, Inc.	227,302	12,151,607
Metro, Inc.	210,471	5,703,182
National Bank of Canada	146,654	5,354,136
Royal Bank of Canada	205,576	12,374,651
Shaw Communications, Inc. (Class B Stock)	83,430	1,872,078
Stantec, Inc.	31,416	751,821
Suncor Energy, Inc.	75,606	2,209,291
Toronto-Dominion Bank (The)	25,240	1,080,305
Western Forest Products, Inc.	732,206	1,138,878

		102,511,940

Chile
Banco Santander Chile, ADR	55,796	1,209,657

China — 0.6%
Agricultural Bank of China Ltd. (Class H Stock)	1,824,000	903,048
Bank of China Ltd. (Class H Stock)	4,781,000	2,763,781
Bank of Communications Co. Ltd. (Class H Stock)	796,000	684,120
Beijing Capital International Airport Co. Ltd. (Class H Stock)	152,000	148,434
Brilliance China Automotive Holdings Ltd.	154,000	296,466
China CITIC Bank Corp. Ltd. (Class H Stock)	808,000	609,148
China Construction Bank Corp. (Class H Stock)	3,290,000	2,730,658
China Everbright Bank Co. Ltd. (Class H Stock)	1,963,000	1,081,329
China Huiyuan Juice Group Ltd.*	796,500	266,612
China Merchants Bank Co. Ltd. (Class H Stock)	38,000	92,782
China Minsheng Banking Corp.Ltd. (Class H Stock)	579,100	706,205
China Mobile Ltd.	113,500	1,479,177
China National Building Material Co. Ltd. (Class H Stock)	258,000	256,655
China Oilfield Services Ltd. (Class H Stock)	182,000	303,055
China Petroleum & Chemical Corp. (Class H Stock)	1,762,200	1,404,320
China Power International Development Ltd.	1,276,000	668,428
China South City Holdings Ltd.	302,000	98,898
China Telecom Corp. Ltd. (Class H Stock)	1,162,000	742,881
China Travel International Investment Hong Kong Ltd.	1,468,000	478,022
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	842,000	545,845
Fosun International Ltd.	271,117	524,565
Fuguiniao Co. Ltd. (Class H Stock)	50,800	107,997
Guangdong Investment Ltd.	102,000	133,760
Huadian Fuxin Energy Corp. Ltd. (Class H Stock)	106,000	51,833

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Huadian Power International Corp. Ltd. (Class H Stock)	348,000	$290,300
Huaneng Power International, Inc. (Class H Stock)	552,000	655,600
Huishang Bank Corp. Ltd. (Class H Stock)	164,000	73,879
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,023,000	2,975,742
JA Solar Holdings Co. Ltd., ADR*(a)	38,895	371,836
KWG Property Holding Ltd.	572,000	405,809
PetroChina Co. Ltd. (Class H Stock)	806,000	895,062
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	151,000	1,811,491
Shanda Games Ltd., ADR*	37,001	236,806
Shenzhen Expressway Co. Ltd. (Class H Stock)	808,000	632,615
Shenzhen International Holdings Ltd.	282,750	426,390
Sichuan Expressway Co. Ltd. (Class H Stock)	350,000	147,942
Sino-Ocean Land Holdings Ltd.	173,000	104,654
TCL Communication Technology Holdings Ltd.	246,000	247,647
Tencent Holdings Ltd.	93,000	1,766,062
Wuzhou International Holdings Ltd.	1,434,000	244,473
Yangzijiang Shipbuilding Holdings Ltd.	503,000	462,451
Zhejiang Expressway Co. Ltd. (Class H Stock)	860,000	1,138,380

		29,965,158

Colombia
Corporacion Financiera Colombiana	23,561	326,229
Pacific Rubiales Energy Corp.	49,806	118,759

		444,988

Denmark — 0.8%
A.P. Moeller-Maersk A/S (Class B Stock)	3,325	6,950,005
Ambu A/S (Class B Stock)	30,516	704,019
Chr. Hansen Holding A/S	22,500	1,033,062
Danske Bank A/S	329,895	8,697,075
DSV A/S	179,328	5,573,303
GN Store Nord A/S	68,400	1,527,166
Novo Nordisk A/S (Class B Stock)	194,582	10,387,523
OW Bunker A/S*	53,469	—
SimCorp A/S	122,685	4,025,556
Topdanmark A/S*	40,489	1,211,475

		40,109,184

Finland — 0.2%
Amer Sports Oyj	71,600	1,538,066
Huhtamaki Oyj	99,342	3,090,176
Neste Oil Oyj	173,509	4,552,849
Sampo Oyj (Class A Stock)	33,922	1,710,964

		10,892,055

France — 2.1%
AXA SA	70,725	1,780,083
BNP Paribas SA	82,486	5,018,925
Bureau Veritas SA	142,524	3,057,805
Christian Dior SE	16,308	3,069,443
Cie Generale des Etablissements Michelin	58,278	5,795,430
Credit Agricole SA	99,980	1,469,196

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Dassault Systemes	40,218	$2,721,719
Edenred	62,420	1,557,365
Eiffage SA	40,098	2,386,441
GameLoft SE*	186,000	960,144
Hermes International	922	325,543
Ingenico	31,100	3,411,061
Interparfums SA	36,388	1,196,866
Korian-Medica	58,152	1,970,247
Lagardere SCA	90,080	2,707,380
Legrand SA	119,898	6,494,581
L’Oreal SA	20,114	3,704,796
LVMH Moet Hennessy Louis Vuitton SE	18,655	3,282,951
Naturex(a)	15,120	825,242
Orange SA	257,224	4,130,888
Orpea	22,918	1,443,563
Safran SA	34,690	2,423,835
Sartorius Stedim Biotech	17,300	3,678,496
Schneider Electric SE	78,471	6,106,494
Societe BIC SA	16,309	2,323,544
Sodexo	42,367	4,132,177
Teleperformance	24,867	1,704,171
Thales SA	39,008	2,164,249
Total SA	206,672	10,273,007
UBISOFT Entertainment*	77,744	1,435,511
Valeo SA	30,861	4,603,061
Virbac SA	8,400	1,987,957

		98,142,171

Germany — 2.5%
Aareal Bank AG	50,833	2,142,455
Aurubis AG	17,000	960,128
Bayerische Motoren Werke AG	24,602	3,063,801
Bechtle AG	18,500	1,318,367
Bertrandt AG	12,493	1,817,359
Brenntag AG	38,928	2,325,728
CANCOM SE	40,907	1,641,135
Continental AG	32,701	7,700,940
Daimler AG	127,220	12,217,490
Deutsche Lufthansa AG	230,825	3,232,155
Deutsche Post AG	254,828	7,939,107
DMG MORI SEIKI AG	37,248	1,225,080
Duerr AG	29,926	3,286,441
Fresenius SE & Co. KGaA	77,548	4,623,121
Gerry Weber International AG	28,200	973,061
Hannover Rueck SE	36,860	3,808,899
Hugo Boss AG	47,714	5,796,831
Infineon Technologies AG	560,457	6,667,692
Jenoptik AG	89,200	1,200,958
Linde AG	16,266	3,307,667
Merck KGaA	87,691	9,814,148
MTU Aero Engines AG	9,500	930,704
Muenchener Rueckversicherungs- Gesellschaft AG	39,324	8,449,994
Rational AG	5,930	1,982,167
RTL Group SA	21,179	2,036,571
SAP SE	143,919	10,402,046
Talanx AG	36,279	1,136,233
TLG Immobilien AG*	72,248	1,134,580
TUI AG	215,049	3,772,821

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Volkswagen AG	9,700	$2,494,076
Wirecard AG	24,100	1,015,695

		118,417,450

Hong Kong — 0.4%
Belle International Holdings Ltd.	335,000	391,053
China Resources Cement Holdings Ltd.	3,536,000	1,998,762
CK Hutchison Holdings Ltd.	24,000	490,333
Dah Sing Banking Group Ltd.	69,200	119,903
Global Brands Group Holding Ltd.*	906,000	177,632
Hutchison Whampoa Ltd.	405,000	5,613,646
Jardine Matheson Holdings Ltd.	25,600	1,611,520
Ju Teng International Holdings Ltd.	1,106,000	644,827
Lijun International Pharmaceutical Holding Co. Ltd.	1,900,000	830,581
Link REIT (The)	63,000	388,659
PCCW Ltd.	381,000	232,819
Shimao Property Holdings Ltd.	1,343,500	2,819,063
SJM Holdings Ltd.	571,000	745,768
Truly International Holdings Ltd.	3,468,000	1,614,865
Wasion Group Holdings Ltd.	96,000	116,067
Xinyi Glass Holdings Ltd.	392,000	241,864
Yue Yuen Industrial Holdings Ltd.	332,500	1,176,531

		19,213,893

India — 0.1%
Axis Bank Ltd., GDR (original cost $768,116; purchased 12/17/14-12/19/14)(f)	19,715	880,937
ICICI Bank Ltd., ADR	62,892	651,561
Reliance Industries Ltd., GDR, 144A (original cost $1,084,889; purchased 11/29/13-12/17/14)(f)	33,145	882,125
Sesa Sterlite Ltd., ADR	50,075	620,930
Tata Motors Ltd., ADR	27,995	1,261,455
Wipro Ltd., ADR(a)	11,674	155,498

		4,452,506

Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	599,000	571,248
Bank Negara Indonesia Persero Tbk PT	2,819,000	1,556,322
Bank Rakyat Indonesia Persero Tbk PT	548,500	556,352
Gudang Garam Tbk PT	43,900	171,164
Telekomunikasi Indonesia Persero Tbk PT	3,947,400	870,385

		3,725,471

Ireland — 0.6%
DCC PLC	49,575	2,952,982
Glanbia PLC	91,995	1,701,376
Greencore Group PLC	293,935	1,404,303
ICON PLC*(a)	17,333	1,222,496
Kerry Group PLC (Class A Stock)	42,476	2,854,509
Kingspan Group PLC*	249,657	4,730,819
Paddy Power PLC*	17,000	1,457,033
Shire PLC	71,595	5,707,751
Smurfit Kappa Group PLC	213,055	5,986,791

		28,018,060

Israel — 0.2%
Check Point Software Technologies Ltd.*(a)	79,355	6,504,729

	Shares	Value
COMMON STOCKS (Continued)
Israel (cont’d.)
Mellanox Technologies Ltd.*	19,600	$888,664
Mizrahi Tefahot Bank Ltd.*	6,176	62,673
Tower Semiconductor Ltd.*	80,600	1,368,588

		8,824,654

Italy — 0.5%
A2A SpA	2,193,171	2,277,293
Anima Holding SpA, 144A*	128,211	947,917
Banca Popolare di Milano Scarl*	1,325,841	1,337,823
Cementir Holding SpA(a)	106,803	799,666
Credito Valtellinese Scarl*	919,348	1,233,019
De’ Longhi	154,060	3,334,601
Enel SpA	1,547,729	6,991,724
FinecoBank Banca Fineco SpA*	148,743	1,025,606
Luxottica Group SpA	36,152	2,289,703
Salvatore Ferragamo SpA	47,900	1,532,599
Yoox SpA*	54,299	1,497,269

		23,267,220

Japan — 2.5%
Asahi Kasei Corp.	814,000	7,773,395
Central Japan Railway Co.	44,000	7,951,664
COMSYS Holdings Corp.	143,700	1,772,792
Daicel Corp.	93,000	1,108,515
Daihatsu Motor Co. Ltd.	104,400	1,596,861
Denki Kagaku Kogyo KK	173,000	681,566
ITOCHU Corp.	569,500	6,163,060
Japan Airlines Co. Ltd.	250,400	7,789,257
JX Holdings, Inc.	1,024,300	3,941,152
KDDI Corp.	523,500	11,827,190
Kewpie Corp.	91,400	2,223,979
Marubeni Corp.	454,000	2,624,799
Matsumotokiyoshi Holdings Co. Ltd.	45,300	1,611,942
Mitsubishi Corp.	288,900	5,805,108
Mitsubishi UFJ Financial Group, Inc.	542,400	3,359,307
Mitsui & Co. Ltd.	525,800	7,041,610
Mizuho Financial Group, Inc.	934,200	1,641,836
Namco Bandai Holdings, Inc.	185,200	3,604,735
Nippon Paper Industries Co. Ltd.	193,300	2,904,760
Nippon Telegraph & Telephone Corp.	177,800	10,975,776
Ricoh Co. Ltd.	405,000	4,403,740
Sekisui House Ltd.	314,000	4,559,292
Sumitomo Mitsui Financial Group, Inc.	200,100	7,664,748
Sumitomo Osaka Cement Co. Ltd.	496,000	1,523,648
West Japan Railway Co.	99,700	5,227,312
Yokohama Rubber Co. Ltd. (The)	337,000	3,473,814

		119,251,858

Malaysia — 0.1%
DiGi.Com Bhd	549,700	934,400
Hong Leong Financial Group Bhd	128,600	587,517
MISC Bhd	54,600	124,912
Sunway Bhd	128,200	126,249
Tenaga Nasional Bhd	388,800	1,505,348

		3,278,426

Mexico — 0.1%
America Movil SAB de CV (Class L Stock)	58,500	59,867
Gruma SAB de CV (Class B Stock)	50,400	641,304

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Grupo Aeroportuario del Centro Norte SABde CV, ADR*(a)	6,054	$235,501
Grupo Aeroportuario del Pacifico SAB de CV, ADR	9,993	654,941
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	39,900	262,181
Grupo Aeroportuario del Sureste SAB de CV, ADR*	492	66,135
Industrias Bachoco SAB de CV, ADR*	20,365	1,015,195
Vitro SAB de CV (Class A Stock)*	469,500	1,026,815

		3,961,939

Netherlands — 0.8%
Aalberts Industries NV	45,200	1,422,549
Aegon NV	735,298	5,805,641
AerCap Holdings NV*	154,848	6,759,115
Akzo Nobel NV	36,721	2,776,450
ASML Holding NV	52,119	5,283,777
Brunel International NV	53,631	1,025,872
ING Groep NV, CVA*	170,917	2,503,578
Koninklijke Boskalis Westminster NV	42,604	2,099,884
Royal Dutch Shell PLC (Class B Stock)	238,909	7,442,058
TomTom NV*	80,000	612,497

		35,731,421

New Zealand
Air New Zealand Ltd.	514,941	1,047,406
Sky Network Television Ltd.	281,369	1,241,522

		2,288,928

Norway — 0.2%
DNB ASA	259,659	4,167,453
Marine Harvest ASA*	385,302	4,414,254
Opera Software ASA(a)	189,277	1,517,456
Prosafe SE	301,000	826,568
Salmar ASA	42,252	606,904

		11,532,635

Peru
Credicorp Ltd.	2,380	334,699

Philippines
BDO Unibank, Inc.	128,550	356,237
DMCI Holdings, Inc.	1,520,350	527,089
Universal Robina Corp.	189,300	956,201

		1,839,527

Poland
Bank Millennium SA	25,392	44,434
Energa SA	118,647	778,397
Tauron Polska Energia SA	107,076	124,458

		947,289

Portugal — 0.1%
CTT-Correios de Portugal SA	90,960	973,924
Sonae SGPS SA	1,164,536	1,771,592

		2,745,516

Puerto Rico
Popular, Inc.*	26,078	896,822

	Shares	Value
COMMON STOCKS (Continued)
Puerto Rico (cont’d.)
Triple-S Management Corp. (Class B Stock)*	5,986	$119,002

		1,015,824

Singapore — 0.2%
Asian Pay Television Trust, UTS	144,000	93,387
Avago Technologies Ltd.	7,940	1,008,221
ComfortDelGro Corp. Ltd.	50,000	105,331
DBS Group Holdings Ltd.	77,000	1,141,745
Ezion Holdings Ltd.	2,223,600	1,735,777
First Resources Ltd.	430,000	591,489
Kulicke & Soffa Industries, Inc.*	54,518	852,116
Mapletree Commercial Trust, REIT	95,000	110,761
Religare Health Trust, UTS	78,000	61,934
UOL Group Ltd.	236,000	1,313,434
Wing Tai Holdings Ltd.	242,000	338,545

		7,352,740

South Africa — 0.4%
Aeci Ltd.	38,663	382,518
Attacq Ltd.*	101,853	218,250
Investec Ltd.	132,625	1,097,520
JSE Ltd.	11,233	114,043
Liberty Holdings Ltd.	82,408	1,140,422
Mondi Ltd.	69,191	1,323,384
Mondi PLC	327,795	6,299,212
MTN Group Ltd.	125,620	2,117,596
Naspers Ltd. (Class N Stock)	3,789	581,199
Net 1 UEPS Technologies, Inc.*	9,587	131,150
Pickn Pay Holdings Ltd.	33,571	59,508
Sanlam Ltd.	141,441	911,559
Sappi Ltd.*	82,414	332,469
Sasol Ltd.	21,472	724,972
Sibanye Gold Ltd., ADR	13,218	112,750
Steinhoff International Holdings Ltd.	312,386	1,955,158
Telkom SA SOC Ltd.*	211,001	1,376,260

		18,877,970

South Korea — 0.3%
CJ Corp.	513	81,288
Dongbu Insurance Co. Ltd.	6,226	277,223
Halla Holdings Corp.	9,094	579,591
Hanil Cement Co. Ltd.	5,811	954,920
Hyundai Marine & Fire Insurance Co. Ltd.	3,770	84,288
Hyundai Mobis Co., Ltd.	1,325	293,495
Hyundai Motor Co.	2,626	397,686
Kia Motors Corp.	18,895	767,854
KISWIRE Ltd.	2,166	101,281
Korea Electric Power Corp.	23,558	970,818
LG Display Co. Ltd.	48,683	1,377,726
POSCO	4,708	1,029,018
Samsung Electronics Co. Ltd.	1,232	1,597,600
Samsung Electronics Co. Ltd., GDR (original cost $1,436,835; purchased 04/30/13)(f)	2,082	1,340,808
SK Hynix, Inc.	44,440	1,815,224
SK Networks Co. Ltd.	149,298	1,095,737
SK Telecom Co. Ltd., ADR(a)	42,048	1,144,126
Ssangyong Cement Industrial Co. Ltd.*	5,932	86,822

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Wonik IPS Co. Ltd.*	33,460	$333,854

		14,329,359

Spain — 0.6%
Almirall SA*	64,747	1,190,109
Amadeus IT Holding SA (Class A Stock)	67,332	2,885,641
Bolsas y Mercados Espanoles	45,200	2,012,892
Cia de Distribucion Integral Logista Holdings SA*	48,554	1,049,109
Cie Automotive SA	71,705	1,066,370
Distribuidora Internacional de Alimentacion SA	308,717	2,409,206
Enagas SA	94,248	2,694,998
Gamesa Corp. Tecnologica SA*	112,000	1,410,471
Gas Natural SDG SA	122,374	2,747,545
Inditex SA	180,716	5,801,988
Mapfre SA	434,899	1,587,863
Melia Hotels International SA(a)	156,914	1,936,075
Repsol SA	187,861	3,497,084

		30,289,351

Sweden — 1.2%
Atlas Copco AB (Class A Stock)	189,555	6,136,591
Betsson AB*	56,900	2,136,980
BioGaia AB (Class B Stock)*	42,800	981,520
Elekta AB (Class B Stock)(a)	222,193	1,998,206
Hexagon AB (Class B Stock)	159,375	5,658,624
Hexpol AB	26,201	2,638,281
JM AB	64,039	2,129,485
Meda AB (Class A Stock)	61,810	976,668
Net Entertainment NE AB (Class B Stock)*	86,662	2,974,597
Nibe Industrier AB (Class B Stock)*	51,000	1,268,109
Nordea Bank AB	298,471	3,635,519
Scandi Standard AB*	180,000	1,067,166
Skandinaviska Enskilda Banken AB (Class A Stock)	468,450	5,467,624
Svenska Cellulosa AB SCA (Class B Stock)	217,631	5,000,913
Swedbank AB (Class A Stock)	291,339	6,955,348
Trelleborg AB (Class B Stock)	259,466	5,132,237
Wallenstam AB (Class B Stock)*	113,900	1,880,914

		56,038,782

Switzerland — 1.6%
Burckhardt Compression Holding AG	4,050	1,558,800
Chocoladefabriken Lindt & Sprungli AG	542	2,901,120
Cie Financiere Richemont SA	98,225	7,892,466
Clariant AG*	125,473	2,503,715
Georg Fischer AG	3,202	2,186,824
Interroll Holding AG*	2,805	1,587,518
Julius Baer Group Ltd.*	69,667	3,482,225
Logitech International SA	254,587	3,352,672
Nestle SA	24,190	1,821,566
Novartis AG	116,464	11,495,054
Roche Holding AG	22,127	6,080,325
Schweizerische National-Versicherungs- Gesellschaft AG	13,730	1,231,413
Sika AG	757	2,710,397
Sunrise Communications Group AG, 144A*	8,942	774,765
Swiss Life Holding AG*	24,194	5,977,053

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Swiss Re AG	124,906	$12,048,178
Swisscom AG	9,383	5,441,110
TE Connectivity Ltd.	39,930	2,859,787

		75,904,988

Taiwan — 0.3%
Advanced Semiconductor Engineering, Inc.,
ADR(a)	102,015	734,508
Asustek Computer, Inc.	43,000	432,279
AU Optronics Corp., ADR(a)	103,947	520,774
Chailease Holding Co. Ltd.	87,770	218,531
China Development Financial Holding Corp.	1,179,000	408,170
Compeq Manufacturing Co. Ltd.	809,000	521,334
Coretronic Corp.	364,500	558,984
Fubon Financial Holding Co. Ltd.	775,000	1,389,220
Hon Hai Precision Industry Co. Ltd.	473,640	1,386,411
Micro-Star International Co. Ltd.	714,000	845,393
Silicon Motion Technology Corp., ADR	20,430	549,158
Siliconware Precision Industries Co., ADR(a)	69,483	568,371
Taishin Financial Holding Co. Ltd.	1,391,866	590,691
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	203,621	4,781,021
Teco Electric and Machinery Co. Ltd.	66,000	62,726
United Microelectronics Corp., ADR	31,718	77,392
Winbond Electronics Corp.*	277,000	90,885

		13,735,848

Thailand
Kasikornbank PCL	29,600	209,193
PTT Exploration and Production PCL	185,800	622,379
PTT Global Chemical PCL	263,300	422,785

		1,254,357

Turkey — 0.1%
Eregli Demir ve Celik Fabrikalari TAS	728,835	1,132,733
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret A/S (Class D Stock)*	1,489,114	961,494
TAV Havalimanlari Holding A/S*	39,316	328,480

		2,422,707

United Arab Emirates
Dragon Oil PLC	25,407	224,131

United Kingdom — 3.8%
ASOS PLC*	17,400	931,362
Associated British Foods PLC	16,033	669,105
Auto Trader Group PLC, 144A*	312,077	1,165,434
AVEVA Group PLC	50,718	1,108,660
Bellway PLC	108,679	3,185,527
Berkeley Group Holdings PLC	103,799	4,056,010
Booker Group PLC	834,378	1,797,896
Bovis Homes Group PLC	75,741	1,044,690
BP PLC	2,077,765	13,468,354
British American Tobacco PLC	124,660	6,455,370
BT Group PLC	1,422,858	9,245,472
Bunzl PLC	64,938	1,760,557
Close Brothers Group PLC	53,288	1,229,154
Compass Group PLC	262,040	4,548,800
Delphi Automotive PLC	14,060	1,121,144

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Diageo PLC	228,064	$6,302,369
DS Smith PLC	177,000	903,770
Dunelm Group PLC	119,700	1,491,522
easyJet PLC	248,315	6,910,928
Elementis PLC	266,668	1,145,429
Genus PLC	96,400	1,957,658
Greene King PLC(a)	71,424	884,211
Halma PLC	154,657	1,597,971
IMI PLC	114,828	2,166,826
International Consolidated Airlines Group SA*	687,983	6,164,231
J Sainsbury PLC	115,187	442,018
Just Eat PLC*	223,100	1,442,921
Kingfisher PLC	639,578	3,608,530
Legal & General Group PLC	1,893,388	7,797,594
Lloyds Banking Group PLC*	3,855,585	4,469,134
Moneysupermarket.com Group PLC	551,691	2,197,908
Oxford Instruments PLC	132,157	1,630,739
Pace PLC	165,318	843,324
Paragon Group Companies PLC	132,427	827,627
Persimmon PLC*	261,174	6,436,199
Pets at Home Group PLC	377,568	1,408,606
Prudential PLC	386,962	9,602,591
Reckitt Benckiser Group PLC	121,541	10,441,006
Reed Elsevier NV	61,402	1,529,984
Restaurant Group PLC	136,500	1,360,734
Rightmove PLC	19,000	842,908
Rotork PLC	93,367	3,423,174
SABMiller PLC	71,667	3,754,029
Segro PLC	285,068	1,760,344
Senior PLC	422,400	2,033,709
Spectris PLC	57,917	1,852,112
Spirax-Sarco Engineering PLC	82,133	4,152,998
St James’s Place PLC	388,650	5,375,472
Taylor Wimpey PLC	3,066,482	7,029,500
Unilever NV, CVA	60,263	2,518,234
Victrex PLC	43,282	1,202,221
WH Smith PLC	63,846	1,226,755
Whitbread PLC	62,159	4,826,621
WPP PLC	205,766	4,673,053

		180,022,495

United States — 36.4%
3M Co.	5,210	859,390
8x8, Inc.*	89,125	748,650
AbbVie, Inc.	86,730	5,077,174
Abraxas Petroleum Corp.*	187,017	607,805
Acadia Healthcare Co., Inc.*(a)	23,262	1,665,559
ACE Ltd.	42,780	4,769,542
ACI Worldwide, Inc.*	47,103	1,020,251
Actavis PLC*(a)	6,650	1,979,173
Actua Corp.*	36,339	562,891
Aetna, Inc.	30,440	3,242,773
AGL Resources, Inc.	13,880	689,142
Air Lease Corp.	49,562	1,870,470
Aircastle Ltd.	49,112	1,103,056
Akorn, Inc.*(a)	12,607	598,959
Alaska Air Group, Inc.	131,729	8,717,825
Albany Molecular Research, Inc.*(a)	52,638	926,429

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Alcoa, Inc.	127,470	$1,646,912
Allstate Corp. (The)	156,495	11,137,749
Altria Group, Inc.	84,660	4,234,693
AMAG Pharmaceuticals, Inc.*(a)	16,013	875,271
Amdocs Ltd.	39,630	2,155,872
Ameren Corp.	141,851	5,986,112
American Airlines Group, Inc.	14,810	781,672
American Eagle Outfitters, Inc.	56,359	962,612
American Electric Power Co., Inc.	201,357	11,326,331
American International Group, Inc.	49,810	2,729,090
American Railcar Industries, Inc.(a)	34,268	1,704,148
Ameriprise Financial, Inc.	46,645	6,103,032
AMERISAFE, Inc.	22,032	1,018,980
AmerisourceBergen Corp.	144,161	16,386,781
Amgen, Inc.	198,184	31,679,712
Amsurg Corp.*	16,583	1,020,186
Amtrust Financial Services, Inc.	71,161	4,055,110
Analog Devices, Inc.	24,180	1,523,340
ANI Pharmaceuticals, Inc.*(a)	15,816	989,291
Anika Therapeutics, Inc.*	19,561	805,326
Annaly Capital Management, Inc.(a)	75,470	784,888
Anthem, Inc.	70,510	10,887,449
Apple, Inc.	556,202	69,208,215
Archer-Daniels-Midland Co.	157,972	7,487,873
ARRIS Group, Inc.*	42,211	1,219,687
Arrow Electronics, Inc.*	96,538	5,903,299
Ashland, Inc.	36,245	4,614,351
Aspen Insurance Holdings Ltd.	65,354	3,086,669
Assurant, Inc.	36,950	2,269,100
Astronics Corp.*	14,700	1,083,390
AT&T, Inc.	572,785	18,701,430
Atmos Energy Corp.	14,530	803,509
AutoNation, Inc.*	53,430	3,437,152
AutoZone, Inc.*	12,311	8,398,072
Avnet, Inc.	35,900	1,597,550
Axis Capital Holdings Ltd.	124,582	6,425,940
B&G Foods, Inc.	15,762	463,876
Ball Corp.	14,930	1,054,655
Bank of America Corp.	331,930	5,108,403
Bank of the Ozarks, Inc.	28,064	1,036,404
BB&T Corp.	15,590	607,854
Becton, Dickinson and Co.	9,190	1,319,592
Belden, Inc.	10,158	950,382
Bemis Co., Inc.	10,910	505,242
Benchmark Electronics, Inc.*	11,920	286,438
Berkshire Hathaway, Inc. (Class B Stock)*	133,872	19,320,407
Biogen, Inc.*	1,680	709,363
BlackRock, Inc.	21,365	7,816,172
Boeing Co. (The)	35,055	5,261,054
Boise Cascade Co.*	23,360	875,066
Booz Allen Hamilton Holding Corp.	51,008	1,476,172
Boston Scientific Corp.*	437,585	7,767,134
Brinker International, Inc.	21,660	1,333,390
Broadcom Corp. (Class A Stock)	72,010	3,117,673
Broadridge Financial Solutions, Inc.	58,270	3,205,433
Brocade Communications Systems, Inc.	160,770	1,907,536
Burlington Stores, Inc.*	20,482	1,217,040
Cabot Microelectronics Corp.*	21,570	1,077,853
Cadence Design Systems, Inc.*(a)	48,641	896,940

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Cal-Maine Foods, Inc.	13,790	$538,637
Capital One Financial Corp.	130,792	10,309,025
Cardinal Health, Inc.	17,490	1,578,822
Cardiovascular Systems, Inc.*	13,491	526,689
Carnival Corp.	66,570	3,184,709
Carrizo Oil & Gas, Inc.*	15,818	785,364
Caterpillar, Inc.	44,710	3,578,141
Cathay General BanCorp.	36,659	1,042,949
CDW Corp.	27,640	1,029,314
Celgene Corp.*	65,735	7,577,931
Centene Corp.*	17,534	1,239,478
CenturyLink, Inc.	99,020	3,421,141
Cepheid, Inc.*(a)	14,603	830,911
CF Industries Holdings, Inc.	2,640	748,915
Cheesecake Factory, Inc. (The)	19,266	950,392
Chemed Corp.	3,390	404,766
Chevron Corp.	124,909	13,112,947
Cigna Corp.	17,370	2,248,373
Cinemark Holdings, Inc.	35,560	1,602,689
Cirrus Logic, Inc.*	23,920	795,579
Cisco Systems, Inc.	673,359	18,534,206
Citigroup, Inc.	210,995	10,870,462
CMS Energy Corp.	279,521	9,758,078
Coca-Cola Co. (The)	32,830	1,331,257
Comcast Corp. (Class A Stock)	491,049	27,729,537
Comcast Corp. (Special Class A Stock)	87,113	4,883,990
Computer Sciences Corp.	44,672	2,916,188
Concho Resources, Inc.*	46,540	5,394,917
ConocoPhillips	193,466	12,045,193
Constant Contact, Inc.*	25,856	987,958
Convergys Corp.	76,850	1,757,560
Core-Mark Holding Co., Inc.	19,685	1,266,139
Corning, Inc.	146,950	3,332,826
Costco Wholesale Corp.	24,320	3,684,358
Cracker Barrel Old Country Store, Inc.(a)	4,300	654,202
CST Brands, Inc.	18,130	794,638
CSX Corp.	324,055	10,732,702
Cumulus Media, Inc. (Class A Stock)*(a)	375,293	926,974
CVS Health Corp.	260,932	26,930,792
Cynosure, Inc. (Class A Stock)*	27,311	837,628
Cypress Semiconductor Corp.*	47,665	672,553
Danaher Corp.	30,920	2,625,108
Darden Restaurants, Inc.	19,060	1,321,620
Delta Air Lines, Inc.	41,140	1,849,654
Deluxe Corp.	62,849	4,354,179
Depomed, Inc.*(a)	41,149	922,149
Devon Energy Corp.	20,000	1,206,200
Diamond Resorts International, Inc.*	37,900	1,266,997
Diamondback Energy, Inc.*	10,019	769,860
Dillard’s, Inc. (Class A Stock)	57,664	7,871,713
Discover Financial Services	48,990	2,760,587
Dollar General Corp.*	73,785	5,561,913
Domtar Corp.	10,700	494,554
Dow Chemical Co. (The)	193,288	9,273,958
Dr. Pepper Snapple Group, Inc.	110,861	8,700,371
DTE Energy Co.	115,869	9,349,470
Duke Energy Corp.	119,429	9,169,759
Dunkin’ Brands Group, Inc.(a)	116,265	5,529,563
Eagle Pharmaceuticals, Inc.*	7,666	321,129

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
EchoStar Corp. (Class A Stock)*	17,382	$898,997
Edison International	94,264	5,888,672
Electronics For Imaging, Inc.*	49,911	2,083,784
Eli Lilly & Co.	242,341	17,606,074
EMC Corp.	44,174	1,129,087
EnerSys	64,514	4,144,379
Entergy Corp.	24,380	1,889,206
EOG Resources, Inc.	73,779	6,764,797
Esperion Therapeutics, Inc.*(a)	5,318	492,447
Euronet Worldwide, Inc.*	8,140	478,225
EverBank Financial Corp.(a)	50,043	902,275
Everest Re Group, Ltd.	49,799	8,665,026
Eversource Energy	65,775	3,322,953
ExamWorks Group, Inc.*(a)	20,865	868,401
Exxon Mobil Corp.	305,653	25,980,505
Facebook, Inc. (Class A Stock)*	46,200	3,798,333
FedEx Corp.	15,870	2,625,692
Fifth Third BanCorp.	237,068	4,468,732
Fiserv, Inc.*	108,154	8,587,428
FleetCor Technologies, Inc.*	51,726	7,806,488
Flextronics International Ltd.*	188,350	2,387,336
Foot Locker, Inc.	25,810	1,626,030
Forward Air Corp.	18,200	988,260
Frontier Communications Corp.	243,050	1,713,503
GameStop Corp. (Class A Stock)(a)	127,004	4,821,072
Gannett Co., Inc.	37,420	1,387,534
Gap, Inc. (The)	129,619	5,616,391
GATX Corp.	17,950	1,040,741
General Electric Co.	880,432	21,843,518
General Mills, Inc.	161,788	9,157,201
General Motors Co.	42,150	1,580,625
Gilead Sciences, Inc.*	50,430	4,948,696
Globus Medical, Inc. (Class A Stock)*(a)	35,879	905,586
Goldman Sachs Group, Inc. (The)	38,093	7,160,341
Google, Inc. (Class A Stock)*	23,865	13,237,916
Google, Inc. (Class C Stock)*	13,278	7,276,344
Graham Holdings Co. (Class B Stock)	590	619,282
Grand Canyon Education, Inc.*	55,721	2,412,719
Guidewire Software, Inc.*	18,438	970,023
Halyard Health, Inc.*(a)	9,412	463,070
Hanover Insurance Group, Inc. (The)	70,380	5,108,180
Harris Corp.	27,280	2,148,573
Hartford Financial Services Group, Inc. (The)	153,545	6,421,252
HealthSouth Corp.	15,410	683,588
Helen of Troy Ltd.	9,455	770,488
Helmerich & Payne, Inc.(a)	32,212	2,192,671
Hess Corp.(a)	45,807	3,108,921
Hewlett-Packard Co.	379,967	11,839,772
HFF, Inc. (Class A Stock)	26,851	1,007,987
Home Depot, Inc. (The)	46,190	5,247,646
Home Loan Servicing Solutions Ltd.	183,081	3,028,160
Horizon Pharma PLC*	40,929	1,062,926
Humana, Inc.	20,450	3,640,509
Huntington Ingalls Industries, Inc.	15,044	2,108,417
Huron Consulting Group, Inc.*	16,824	1,112,908
ICF International, Inc.*	16,629	679,295
Iconix Brand Group, Inc.*(a)	83,235	2,802,522
IGI Laboratories, Inc.*(a)	83,147	678,480

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Impax Laboratories, Inc.*	18,087	$847,738
inContact, Inc.*	60,387	658,218
Inogen, Inc.*	25,944	829,949
Inphi Corp.*	30,750	548,273
Insys Therapeutics, Inc.*(a)	19,000	1,104,470
Intel Corp.	724,009	22,639,761
Intercontinental Exchange, Inc.	13,310	3,104,824
International Business Machines Corp.	80,628	12,940,794
Interpublic Group of Cos., Inc. (The)	40,730	900,948
Intuitive Surgical, Inc.*	6,380	3,222,091
j2 Global, Inc.(a)	63,362	4,161,616
Jabil Circuit, Inc.	33,810	790,478
Jack Henry & Associates, Inc.	30,400	2,124,656
JetBlue Airways Corp.*(a)	23,530	452,953
JM Smucker Co. (The)(a)	53,503	6,191,902
Johnson & Johnson	297,674	29,946,004
JPMorgan Chase & Co.	388,122	23,512,431
Kaiser Aluminum Corp.	11,511	885,081
KapStone Paper and Packaging Corp.	25,973	852,953
Kennedy-Wilson Holdings, Inc.	34,069	890,564
KeyCorp.	55,930	791,969
Kimberly-Clark Corp.	75,302	8,065,597
Kohl’s Corp.	4,750	371,688
Kraft Foods Group, Inc.	115,939	10,100,026
Krispy Kreme Doughnuts, Inc.*	40,509	809,775
Kroger Co. (The)	297,270	22,788,718
L Brands, Inc.	25,290	2,384,594
La Quinta Holdings, Inc.*	42,800	1,013,504
Laboratory Corp. of America Holdings*	21,540	2,715,979
Lam Research Corp.	58,475	4,106,992
LDR Holding Corp.*	23,100	846,384
Lear Corp.	30,660	3,397,741
Legg Mason, Inc.	4,600	253,920
LendingTree, Inc.*	11,427	640,026
Lexmark International, Inc. (Class A Stock)	76,717	3,248,198
Ligand Pharmaceuticals, Inc.*(a)	15,152	1,168,371
Lincoln National Corp.	157,091	9,026,449
Lorillard, Inc.	11,950	780,933
Lowe’s Cos., Inc.	46,010	3,422,684
LyondellBasell Industries NV (Class A Stock)	101,312	8,895,194
M/A-COM Technology Solutions Holdings, Inc.*(a)	28,800	1,073,088
Macquarie Infrastructure Co. LLC	16,212	1,334,085
Macys, Inc.(a)	144,003	9,347,235
Mallinckrodt PLC*	32,059	4,060,272
Marathon Petroleum Corp.	20,890	2,138,927
Marriott Vacations Worldwide Corp.	61,305	4,968,770
Matador Resources Co.*(a)	30,684	672,593
Maxim Integrated Products, Inc.	98,796	3,439,089
MAXIMUS, Inc.	18,074	1,206,620
McGraw Hill Financial, Inc.	9,900	1,023,660
McKesson Corp.	34,022	7,695,776
MDC Partners, Inc. (Class A Stock)	35,993	1,020,402
Mead Johnson Nutrition Co.	42,825	4,305,197
MeadWestvaco Corp.	20,620	1,028,319
MEDNAX, Inc.*	5,630	408,231
Medtronic PLC	67,520	5,265,885
Mentor Graphics Corp.	49,583	1,191,479

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Merck & Co., Inc.	174,145	$10,009,855
Methode Electronics, Inc.	12,532	589,505
MetLife, Inc.	41,520	2,098,836
MFA Financial, Inc.	475,042	3,733,830
Microchip Technology, Inc.	159,088	7,779,403
Micron Technology, Inc.*(a)	219,570	5,956,934
Microsoft Corp.	477,904	19,429,187
Middleby Corp. (The)*	7,478	767,617
Minerals Technologies, Inc.	7,380	539,478
Molson Coors Brewing Co. (Class B Stock)	122,913	9,150,873
Mondelez International, Inc. (Class A Stock)	167,140	6,032,083
Morgan Stanley	219,200	7,823,248
Mosaic Co. (The)	16,770	772,426
Motorcar Parts of America, Inc.*	28,897	803,048
Mueller Water Products, Inc. (Class A Stock)	76,500	753,525
Murphy Oil Corp.	44,920	2,093,272
Murphy USA, Inc.*	21,620	1,564,639
Mylan NV*(a)	257,652	15,291,646
Navient Corp.	65,920	1,340,154
Nektar Therapeutics*(a)	60,159	661,749
Neurocrine Biosciences, Inc.*	12,847	510,154
NeuStar, Inc. (Class A Stock)*(a)	96,807	2,383,388
New Media Investment Group, Inc.	34,314	821,134
Newport Corp.*	43,067	820,857
Nexteer Automotive Group Ltd.	197,000	198,457
NextEra Energy, Inc.	87,180	9,071,079
NIKE, Inc. (Class B Stock)	37,150	3,727,260
NiSource, Inc.	68,270	3,014,803
Norfolk Southern Corp.(a)	62,946	6,478,402
Northrop Grumman Corp.	109,077	17,557,034
NVIDIA Corp.(a)	98,650	2,064,251
Omnicare, Inc.	40,749	3,140,118
Omnicell, Inc.*	96,799	3,397,645
ON Semiconductor Corp.*	218,250	2,643,008
Oracle Corp.	617,160	26,630,454
OraSure Technologies, Inc.*	76,493	500,264
PACCAR, Inc.	17,790	1,123,261
Pacira Pharmaceuticals, Inc.*(a)	10,869	965,711
Packaging Corp. of America	33,390	2,610,764
PAREXEL International Corp.*	14,302	986,695
PartnerRe Ltd.	39,962	4,568,855
PBF Energy, Inc. (Class A Stock)	31,530	1,069,498
PDL BioPharma, Inc.(a)	279,270	1,964,664
Penske Automotive Group, Inc.	9,060	466,499
PepsiCo, Inc.	82,330	7,872,395
Pernix Therapeutics Holdings, Inc.*	80,247	857,840
Pfizer, Inc.	662,047	23,032,615
PG&E Corp.	29,990	1,591,569
Phibro Animal Health Corp. (Class A Stock)	43,100	1,526,171
Phillips 66	26,620	2,092,332
Pilgrim’s Pride Corp.(a)	13,200	298,188
Pinnacle Foods, Inc.	174,904	7,137,832
Pinnacle West Capital Corp.	76,217	4,858,834
Pitney Bowes, Inc.	31,860	742,975
PNC Financial Services Group, Inc. (The)	129,050	12,032,622
PNM Resources, Inc.	77,062	2,250,210
Polycom, Inc.*	61,314	821,608
PolyOne Corp.	30,506	1,139,399

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Portland General Electric Co.(a)	127,545	$4,730,644
PPG Industries, Inc.	10,610	2,392,979
PPL Corp.	70,990	2,389,523
Praxair, Inc.(a)	28,055	3,387,361
Principal Financial Group, Inc.	48,753	2,504,442
PrivateBancorp, Inc.	38,166	1,342,298
Procter & Gamble Co. (The)	39,930	3,271,864
Progressive Corp. (The)	38,690	1,052,368
Providence Service Corp. (The)*	15,113	802,803
PTC, Inc.*	14,674	530,759
Public Service Enterprise Group, Inc.	62,080	2,602,394
Puma Biotechnology, Inc.*	1,900	448,609
Qorvo, Inc.*	23,125	1,843,063
QUALCOMM, Inc.	133,143	9,232,136
Quest Diagnostics, Inc.	34,280	2,634,418
Receptos, Inc.*	3,341	550,897
Red Robin Gourmet Burgers, Inc.*	30,089	2,617,743
Repligen Corp.*	18,878	573,136
Rite Aid Corp.*	680,874	5,916,795
Ryder System, Inc.	34,697	3,292,398
Ryland Group, Inc. (The)	18,926	922,453
Sanderson Farms, Inc.(a)	6,510	518,522
Sangamo BioSciences, Inc.*	32,733	513,253
SCANA Corp.	42,740	2,350,273
Schlumberger Ltd.	85,440	7,129,114
Schweitzer-Mauduit International, Inc.	30,343	1,399,419
SEI Investments Co.	87,295	3,848,837
Select Comfort Corp.*	28,431	980,017
Sensient Technologies Corp.	27,304	1,880,700
Signet Jewelers Ltd.	11,360	1,576,654
Six Flags Entertainment Corp.	17,027	824,277
Skechers U.S.A., Inc. (Class A Stock)*	7,970	573,123
Snap-on, Inc.	19,970	2,936,788
Sonoco Products Co.	17,230	783,276
South State Corp.	13,627	931,951
Southwest Airlines Co.	65,350	2,895,005
SpartanNash Co.	16,310	514,744
Spectranetics Corp. (The)*(a)	23,768	826,176
Spectrum Brands Holdings, Inc.	8,040	720,062
SPS Commerce, Inc.*	9,819	658,855
Stage Stores, Inc.	15,200	348,384
Staples, Inc.	95,110	1,548,866
Starwood Hotels & Resorts Worldwide, Inc.	36,840	3,076,140
Starwood Property Trust, Inc.(a)	214,784	5,219,251
SunEdison, Inc.*(a)	38,003	912,072
SunTrust Banks, Inc.	28,100	1,154,629
Super Micro Computer, Inc.*	33,400	1,109,214
Swift Transportation Co.*	27,853	724,735
Symantec Corp.	33,720	787,868
Synaptics, Inc.*(a)	10,766	875,330
Synchronoss Technologies, Inc.*	19,072	905,157
Synchrony Financial*	43,700	1,326,295
Synergy Resources Corp.*	31,632	374,839
SYNNEX Corp.	6,390	493,628
Synopsys, Inc.*	22,810	1,056,559
Syntel, Inc.*	21,342	1,104,022
Take-Two Interactive Software, Inc.*(a)	31,500	801,833
TAL International Group, Inc.*(a)	60,742	2,474,022
Target Corp.	46,790	3,840,055

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Team Health Holdings, Inc.*	20,458	$1,196,998
Teekay Tankers Ltd. (Class A)	124,687	715,703
Tesoro Corp.	21,200	1,935,348
Tetraphase Pharmaceuticals, Inc.*	13,081	479,288
Texas Instruments, Inc.	10,000	571,850
Texas Roadhouse, Inc.	24,537	893,883
Time Warner Cable, Inc.	6,600	989,208
Time Warner, Inc.	35,380	2,987,487
TJX Cos., Inc. (The)	78,955	5,530,798
Torchmark Corp.	35,379	1,943,015
Travelers Cos., Inc. (The)	128,552	13,900,328
TriNet Group, Inc.*	22,687	799,263
Trinity Industries, Inc.(a)	164,551	5,843,206
Tyson Foods, Inc. (Class A Stock)	221,761	8,493,446
U.S. BanCorp.	24,190	1,056,377
U.S. Concrete, Inc.*	9,124	309,121
Ultimate Software Group, Inc. (The)*(a)	7,047	1,197,673
Umpqua Holdings Corp.	49,536	851,028
Union Pacific Corp.	67,486	7,309,409
United Natural Foods, Inc.*(a)	11,700	901,368
United Rentals, Inc.*(a)	7,220	658,175
United Therapeutics Corp.*(a)	34,476	5,944,869
UnitedHealth Group, Inc.	224,562	26,563,439
Universal Health Services, Inc. (Class B Stock)	22,060	2,596,683
Unum Group	103,717	3,498,374
USANA Health Sciences, Inc.*	4,630	514,486
UTi Worldwide, Inc.*	57,240	704,052
Valero Energy Corp.	43,590	2,773,196
Vectren Corp.	31,770	1,402,328
Verint Systems, Inc.*	27,066	1,676,197
Verizon Communications, Inc.	196,124	9,537,510
Visa, Inc. (Class A Stock)(a)	225,964	14,780,305
Vonage Holdings Corp.*	170,871	838,977
Voya Financial, Inc.	85,610	3,690,647
Vulcan Materials Co.	34,945	2,945,864
Wal-Mart Stores, Inc.	12,210	1,004,273
Walt Disney Co. (The)	149,631	15,694,796
Waste Management, Inc.	9,260	502,170
Webster Financial Corp.	15,280	566,124
Wells Fargo & Co.	547,284	29,772,250
Wendys Co. (The)	442,966	4,828,329
Werner Enterprises, Inc.	17,140	538,367
Westar Energy, Inc.(a)	21,560	835,666
Western Alliance Bancorp*	44,759	1,326,657
Western Digital Corp.	62,911	5,725,530
Western Refining, Inc.	65,952	3,257,369
Western Union Co. (The)	131,330	2,732,977
WEX, Inc.*	6,075	652,212
Whirlpool Corp.(a)	35,360	7,144,842
Williams-Sonoma, Inc.	17,217	1,372,367
Wintrust Financial Corp.	43,866	2,091,531
Xcel Energy, Inc.	69,350	2,414,074
Xcerra Corp.*	79,400	705,866
Xerox Corp.	216,139	2,777,386
XPO Logistics, Inc.*(a)	33,367	1,517,197
Yahoo!, Inc.*	11,770	523,000

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Yum! Brands, Inc.	75,560	$5,948,083

		1,734,649,880

TOTAL COMMON STOCKS
(cost $2,527,491,915)		2,869,601,505

PREFERRED STOCKS — 0.5%
Brazil — 0.2%
Banco Bradesco SA (PRFC)	184,800	1,715,663
Braskem SA (PRFC A)	72,300	251,228
Cia Brasileira de Distribuicao Grupo Pao de
Acucar (PRFC), ADR	29,355	875,366
Cia Energetica de Sao Paulo (PRFC B)	55,300	412,383
Itau Unibanco Holding SA (PRFC)	156,968	1,742,040
Itausa - Investimentos Itau SA (PRFC)	247,970	777,735
Petroleo Brasileiro SA (PRFC)	180,900	555,473
Vale SA (PRFC), ADR	80,435	390,110

		6,719,998

Colombia
Banco Davivienda SA (PRFC)	73,563	721,483

Germany — 0.3%
Fuchs Petrolub SE (PRFC)	47,041	1,876,289
Volkswagen AG (PRFC)	47,148	12,503,718

		14,380,007

South Korea
Samsung Electronics Co. Ltd. (PRFC)	681	676,204

TOTAL PREFERRED STOCKS (cost $23,615,079)		22,497,692

	Units
RIGHTS*
United States
Safeway Casa Ley CVR, expiring 01/30/19	82,430	11,058
Safeway PDC CVR, expiring 01/30/17	82,430	3,244

TOTAL RIGHTS (cost $87,681)		14,302

	Shares
UNAFFILIATED MUTUAL FUND
Chemtrade Logistics Income Fund (cost $338,448)	17,630	298,021

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 10.6%
Australia
BHP Billiton Finance USA Ltd.,
Gtd. Notes
1.625%	02/24/17	1,000	1,013,711

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22		2,000	$1,973,148
5.375%	01/15/20		1,000	1,151,868
Delhaize Group SA,
Gtd. Notes
5.700%	10/01/40		1,000	1,105,096

				4,230,112

Brazil
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22	(a)	2,000	1,922,540

Canada — 0.3%
Barrick Gold Corp.,
Sr. Unsec’d. Notes
4.100%	05/01/23		1,000	986,511
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		2,000	2,053,932
Royal Bank of Canada,
Sr. Unsec’d. Notes, MTN
1.500%	01/16/18		3,000	3,018,447
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38	(a)	2,000	2,569,186
Teck Resources Ltd.,
Gtd. Notes
2.500%	02/01/18		3,000	2,990,319
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20		2,000	2,119,678
7.625%	01/15/39		1,000	1,440,380

				15,178,453

China
CNOOC Curtis Funding No 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23		1,200	1,303,177

France — 0.3%
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24		1,300	1,389,041
Credit Agricole SA,
Sr. Unsecd. Notes, 144A
2.500%	04/15/19		4,000	4,079,176
Electricite de France SA,
Jr. Sub. Notes, 144A
5.625%(c)	12/29/49		1,500	1,597,500
Orange SA,
Sr. Unsec’d. Notes
2.750%	09/14/16		3,000	3,067,620
Total Capital International SA,
Gtd. Notes
2.875%	02/17/22		3,000	3,072,558

				13,205,895

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Germany — 0.2%
Bayer US Finance LLC,
Gtd. Notes, 144A
3.000%	10/08/21		2,500	$2,586,528
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.250%	09/03/19		4,000	4,040,976
Deutsche Telekom International Finance BV,
Gtd. Notes
5.750%	03/23/16		950	994,250

				7,621,754

Israel — 0.1%
Teva Pharmaceutical Finance IV LLC,
Gtd. Notes
2.250%	03/18/20		2,000	2,011,982

Japan — 0.1%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	10/05/17		2,000	2,005,938

Luxembourg
SES Global Americas Holdings GP,
Gtd. Notes, 144A
2.500%	03/25/19		1,600	1,605,056

Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
2.375%	09/08/16	(a)	5,000	5,081,950
Petroleos Mexicanos,
Gtd. Notes
3.500%	07/18/18		1,500	1,560,000
4.875%	01/24/22		1,800	1,910,250
Gtd. Notes, 144A
3.500%	07/23/20		1,350	1,380,375

				9,932,575

Netherlands — 0.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Gtd. Notes
3.950%	11/09/22		3,000	3,105,606
4.625%	12/01/23		3,000	3,243,159
Koninklijke Philips NV,
Sr. Unsec’d. Notes
5.750%	03/11/18		2,000	2,235,220
Shell International Finance BV,
Gtd. Notes
6.375%	12/15/38		2,000	2,769,126

				11,353,111

New Zealand — 0.1%
ANZ New Zealand International Ltd.,
Gtd. Notes, 144A
1.400%	04/27/17		3,000	3,005,130

Spain — 0.1%
Telefonica Emisiones SAU,
Gtd. Notes
3.992%	02/16/16		4,000	4,101,816
7.045%	06/20/36		1,000	1,381,319

				5,483,135

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Switzerland — 0.3%
Credit Suisse,
Sr. Unsec’d. Notes
5.300%	08/13/19		3,000	$3,389,022
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
3.600%	01/15/17		2,500	2,577,370
4.250%	10/25/22		1,000	1,028,015
Glencore Funding LLC,
Gtd. Notes, 144A
3.125%	04/29/19		3,000	3,068,100
UBS AG,
Sr. Unsec’d. Notes
5.750%	04/25/18		2,900	3,243,905
Sub. Notes, MTN
5.875%	07/15/16		2,000	2,115,832

				15,422,244

United Kingdom — 0.6%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.625%	04/03/17		3,000	3,043,047
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37		1,000	1,375,614
Barclays Bank PLC,
Sr. Unsec’d. Notes
2.500%	02/20/19		5,000	5,101,700
Diageo Capital PLC,
Gtd. Notes
3.875%	04/29/43		1,000	999,412
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38		2,000	2,716,202
HSBC Holdings PLC,
Sub. Notes
6.500%	09/15/37		4,000	5,103,900
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40		2,000	2,254,592
Royal Bank of Scotland PLC (The),
Gtd. Notes
4.375%	03/16/16		3,000	3,095,130
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	(a)	3,000	3,254,382

				26,943,979

United States — 8.0%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24		1,500	1,586,393
6.200%	12/15/34		2,000	2,554,618
ACE INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		3,000	3,129,522
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25		1,250	1,290,038

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43		1,000	$1,034,330
4.750%	05/05/21		3,000	3,348,609
American Express Co.,
Sr. Unsec’d. Notes
4.050%	12/03/42		1,500	1,528,004
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	03/24/17		3,000	3,080,478
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44	(a)	4,000	4,293,668
Amgen, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/16		3,000	3,071,313
3.875%	11/15/21		3,000	3,228,003
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16		2,000	2,133,572
Apple, Inc.,
Sr. Unsec’d. Notes
2.500%	02/09/25		3,000	2,935,860
3.850%	05/04/43		2,000	2,031,586
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	08/15/16		3,000	3,053,067
5.350%	09/01/40		3,000	3,273,948
5.800%	02/15/19		2,000	2,266,326
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
5.625%	07/01/20		3,000	3,458,625
6.400%	08/28/17		3,000	3,324,981
Sub. Notes, MTN
4.200%	08/26/24		1,600	1,655,306
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21		2,000	2,134,656
Sr. Unsec’d. Notes, MTN
2.300%	07/28/16		2,000	2,039,822
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43		2,000	2,256,518
Boeing Co. (The),
Sr. Unsec’d. Notes
2.500%	03/01/25		1,000	996,131
4.875%	02/15/20		3,000	3,448,077
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
1.750%	03/01/19		2,000	2,007,072
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42		2,000	2,126,952
5.650%	05/01/17		3,000	3,281,481
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.050%	08/01/16		2,000	2,035,904

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CBS Corp.,
Gtd. Notes
4.850%	07/01/42		1,000	$1,054,311
Chevron Corp.,
Sr. Unsec’d. Notes
1.365%	03/02/18		1,350	1,356,577
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20		3,000	3,357,072
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.350%	03/10/17		5,000	4,991,545
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, MTN
1.750%	03/15/19	(a)	4,000	4,044,908
Comcast Corp.,
Gtd. Notes
6.450%	03/15/37		2,000	2,708,230
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39		2,000	2,697,986
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.700%	06/15/40		2,000	2,576,702
CSX Corp.,
Sr. Unsec’d. Notes
3.400%	08/01/24		3,000	3,130,011
CVS Health Corp.,
Sr. Unsec’d. Notes
4.000%	12/05/23		3,000	3,251,985
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22		1,000	1,003,835
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.500%	03/01/16		2,000	2,044,004
6.375%	03/01/41		2,000	2,355,092
Discovery Communications LLC,
Gtd. Notes
3.450%	03/15/25		3,000	2,997,588
6.350%	06/01/40		1,000	1,235,321
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29		3,000	4,069,896
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23		3,000	3,201,561
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes
6.100%	06/01/37		1,500	1,989,564
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17		3,000	3,032,409
3.050%	08/15/22		1,000	1,030,333
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.750%	06/01/25	(a)	3,000	3,013,245

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/01/16	2,000	$2,035,438
4.450%	02/15/43	2,000	2,030,642
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	2,000	2,117,560
4.250%	06/15/22	2,000	2,110,284
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.709%	03/06/25	5,000	5,050,955
FedEx Corp.,
Gtd. Notes
3.200%	02/01/25	2,000	2,027,030
4.100%	04/15/43	1,500	1,505,384
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	3,000	3,126,906
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18	2,000	2,034,608
3.000%	06/12/17	4,000	4,122,324
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.625%	05/01/18	3,000	3,368,517
5.875%	01/14/38	2,000	2,585,844
Sub. Notes
5.300%	02/11/21	3,000	3,465,384
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	02/15/24	1,500	1,574,739
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22	3,000	3,052,407
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.900%	07/19/18	1,000	1,033,512
5.250%	07/27/21	3,000	3,411,645
6.150%	04/01/18	4,000	4,496,964
6.250%	02/01/41	1,500	1,955,214
Sr. Unsec’d. Notes, MTN
1.600%	11/23/15	2,000	2,011,632
Google, Inc.,
Sr. Unsec’d. Notes
3.375%	02/25/24	3,000	3,184,773
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21	2,000	2,083,414
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18	2,000	2,027,172
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17	2,000	2,050,646
4.650%	12/09/21	1,000	1,093,925
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36	2,000	2,645,422

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	02/15/19		1,000	$1,126,154
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41		2,000	2,329,590
Intel Corp.,
Sr. Unsec’d. Notes
4.800%	10/01/41		1,000	1,126,702
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/06/17		2,000	2,018,934
7.000%	10/30/25		1,000	1,347,031
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	09/16/19		4,000	4,084,060
Johnson & Johnson,
Sr. Unsec’d. Notes
4.850%	05/15/41		1,500	1,846,629
5.950%	08/15/37		1,000	1,381,858
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.250%	10/15/20		3,000	3,271,479
6.000%	01/15/18		3,000	3,355,608
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/21/18		1,000	1,046,070
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	03/01/16		2,000	2,041,392
4.250%	09/01/24	(a)	3,000	3,067,602
Gtd. Notes, MTN
6.950%	01/15/38		1,000	1,184,955
Kroger Co. (The),
Sr. Unsec’d. Notes
4.000%	02/01/24		2,000	2,154,962
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.125%	09/15/16		1,000	1,019,156
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42		2,000	2,292,252
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		1,000	1,017,661
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22		3,000	3,034,554
Medtronic, Inc.,
Gtd. Notes, 144A
4.375%	03/15/35		3,000	3,262,329
Merck & Co., Inc.,
Gtd. Notes
6.500%	12/01/33		3,000	4,140,078
Sr. Unsec’d. Notes
3.700%	02/10/45		2,000	2,009,458
MetLife, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/25		4,000	4,008,736

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.750%	06/01/16	3,000	$3,201,843
Microsoft Corp.,
Sr. Unsec’d. Notes
3.500%	02/12/35	3,000	2,992,095
4.500%	10/01/40	1,000	1,119,176
Morgan Stanley,
Sr. Unsec’d. Notes
3.800%	04/29/16	3,000	3,086,736
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21	3,000	3,480,198
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	2,000	2,295,390
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/16	3,000	3,114,633
Oracle Corp.,
Sr. Unsec’d. Notes
5.750%	04/15/18	2,000	2,259,730
6.125%	07/08/39	3,000	3,978,984
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	03/09/18	4,000	4,019,016
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.500%	12/15/41	3,000	3,313,545
PacifiCorp,
First Mortgage
2.950%	02/01/22	3,000	3,105,060
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20	2,000	2,122,846
5.500%	01/15/40	1,000	1,249,247
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.500%	05/16/16	2,200	2,246,361
3.875%	08/21/42	1,000	984,466
PNC Bank NA,
Sub. Notes
2.700%	11/01/22	2,000	1,990,582
Praxair, Inc.,
Sr. Unsec’d. Notes
3.550%	11/07/42	3,000	2,941,215
Pride International, Inc.,
Gtd. Notes
6.875%	08/15/20	2,000	2,277,648
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.550%	03/05/37	2,000	2,648,170
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22	2,000	2,092,704
Sempra Energy,
Sr. Unsec’d. Notes
4.050%	12/01/23	3,000	3,251,838
Simon Property Group LP,
Sr. Unsec’d. Notes
5.650%	02/01/20	3,000	3,471,063

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Stanley Black & Decker, Inc.,
Jr. Sub. Notes
5.750%(c)	12/15/53	2,000	$2,153,800
State Street Corp.,
Sr. Sub. Notes
3.100%	05/15/23	2,000	2,023,012
Target Corp.,
Sr. Unsec’d. Notes
2.900%	01/15/22	2,000	2,058,448
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
1.650%	09/29/17	1,750	1,753,463
4.300%	11/23/23	3,000	3,225,090
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21	3,000	3,211,116
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19	4,000	4,020,316
4.875%	03/15/20	3,000	3,357,417
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40	2,000	2,512,404
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37	2,000	2,752,922
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21	3,000	3,187,914
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	1,000	1,109,139
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21	1,000	1,019,948
3.500%	11/01/21	3,000	3,135,861
3.650%	09/14/18	5,000	5,316,750
3.850%	11/01/42	2,000	1,816,832
6.550%	09/15/43	122	158,863
Sr. Unsec’d. Notes, 144A
4.672%	03/15/55	1,182	1,157,581
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19	5,000	5,000,610
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
6.000%	05/15/37	1,900	2,552,958
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35	2,000	2,356,422
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34	2,000	2,113,864
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37	2,000	2,794,018
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22	2,000	1,997,990

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Wells Fargo & Co.,
Sub. Notes
3.450%	02/13/23		3,000	$3,069,615
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.500%	01/15/31		1,000	1,114,645
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		2,000	2,317,674
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/19		3,000	3,054,471
2.800%	05/15/20		4,000	4,035,896

				381,738,211

TOTAL CORPORATE BONDS (cost $496,338,035)				503,977,003

FOREIGN GOVERNMENT BONDS — 5.1%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21		1,700	1,785,000
7.125%	01/20/37		2,600	3,087,500
8.250%	01/20/34		3,300	4,273,500
8.750%	02/04/25		3,000	3,937,500
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	(a)	6,300	6,678,000
7.375%	03/18/19		6,000	7,089,000
7.375%	09/18/37		3,700	4,939,500
8.125%	05/21/24		3,000	3,982,500
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
6.000%	01/26/24		4,000	4,427,520
6.250%	04/27/17	(a)	9,200	9,775,000
6.750%	11/05/19		3,800	4,213,250
Ecuador Government International Bond (Ecuador),
Unsec’d. Notes, 144A
7.950%	06/20/24		3,000	2,647,500
Notes, 144A
9.375%	12/15/15		4,000	4,050,000
Sr. Unsec’d. Notes, 144A
10.500%	03/24/20		2,000	2,005,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.000%	03/25/19		5,600	5,840,845
5.375%	03/25/24		5,700	6,391,125
6.250%	01/29/20		4,400	5,007,323
7.625%	03/29/41		1,400	2,024,397
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
3.750%	04/25/22		5,800	5,901,500
4.125%	01/15/25	(a)	3,500	3,591,875
5.875%	03/13/20		1,400	1,583,750
6.875%	01/17/18		1,800	2,029,500
7.750%	01/17/38		3,200	4,368,000
8.500%	10/12/35		5,500	7,940,625

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, 144A
7.375%	02/11/20		4,000	$4,904,316
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25		5,000	5,131,250
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		4,900	5,145,000
Sr. Unsec’d. Notes
5.125%	01/15/20	(a)	3,500	3,923,500
5.750%	10/12/10		1,600	1,744,000
6.050%	01/11/40		2,600	3,211,000
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34	(a)	3,200	4,272,000
8.300%	08/15/31		3,600	5,526,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		1,500	1,537,500
8.875%	09/30/27		2,800	4,123,000
9.375%	04/01/29		4,600	7,038,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50		1,100	1,344,750
7.350%	07/21/25		3,900	5,304,000
8.750%	11/21/33		2,000	3,177,500
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40		3,000	3,183,750
6.375%	10/23/34		3,100	4,351,625
9.500%	02/02/30		4,000	6,720,000
9.875%	01/15/19		400	514,500
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24		1,000	1,107,500
6.125%	01/22/44		2,600	3,306,420
6.750%	02/07/22		5,000	6,050,000
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes, 144A
4.500%	04/04/22	(a)	2,000	1,913,660
5.000%	04/29/20	(a)	2,400	2,403,000
5.625%	04/04/42		2,000	1,900,240
7.500%	03/31/30	(a)	2,948	3,381,962
12.750%	06/24/28	(a)	1,800	2,773,512
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24	(a)	2,500	2,643,750
5.875%	05/30/22	(a)	1,100	1,250,205
6.875%	05/27/19		1,000	1,149,900
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		1,900	2,078,125
5.750%	03/22/24		3,600	4,003,560
6.750%	04/03/18		3,600	3,986,568
6.875%	03/17/36		5,800	7,183,416
7.000%	06/05/20		1,900	2,194,500
7.250%	03/05/38		2,000	2,593,200
7.375%	02/05/25		5,000	6,204,000
11.875%	01/15/30		1,300	2,291,861

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
6.750%	01/29/20		3,000	$3,382,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $238,358,370)				240,519,280

U.S. GOVERNMENT AGENCY
OBLIGATIONS — 0.9%
Federal Home Loan Mortgage Corp.
1.000%	06/29/17	(a)	20,000	20,111,320
Federal National Mortgage Assoc.
1.375%	11/15/16		23,000	23,318,596

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $43,493,493)				43,429,916

U.S. TREASURY OBLIGATIONS — 11.9%
U.S. Treasury Bonds
3.000%	11/15/44		6,000	6,574,218
3.125%	02/15/43		16,100	17,979,176
4.375%	05/15/41		17,000	23,170,473
4.500%	05/15/38		17,900	24,362,186
5.375%	02/15/31		6,000	8,525,628
6.875%	08/15/25		11,000	16,113,284
7.625%(k)	11/15/22		20,000	28,534,380
7.875%(k)	02/15/21		19,000	25,811,804
U.S. Treasury Notes
0.375%	03/15/16		10,000	10,010,160
0.625%	11/30/17		15,100	15,036,293
0.750%	02/28/18		25,000	24,917,975
0.875%	07/31/19		16,000	15,743,744
1.000%	09/30/16		20,300	20,474,458
1.000%	03/31/17		22,000	22,183,898
1.000%(k)	06/30/19		23,000	22,766,412
1.125%	03/31/20		16,000	15,811,248
1.375%	11/30/15		15,000	15,116,010
1.500%	02/28/19		22,900	23,182,678
1.875%(k)	10/31/17		22,000	22,630,784
2.000%	05/31/21-02/15/23		59,100	60,295,291
2.125%	02/29/16-08/31/20		38,200	39,137,262
2.250%	07/31/18		24,000	24,971,256
2.375%	08/15/24		12,000	12,474,372
2.750%	05/31/17		18,000	18,821,250
3.000%	02/28/17		20,000	20,935,940
3.125%	05/15/19		17,000	18,288,277
4.625%	11/15/16		13,700	14,627,956

TOTAL U.S. TREASURY OBLIGATIONS (cost $559,687,806)				568,496,413

TOTAL LONG-TERM INVESTMENTS (cost $3,889,410,827)				4,248,834,132

	Shares	Value
SHORT-TERM INVESTMENT —13.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $650,263,949; includes $211,064,291 of cash collateral for securities on loan)(b)(w)	650,263,949	$650,263,949

TOTAL INVESTMENTS — 102.9% (cost $4,539,674,776)		4,899,098,081
Liabilities in excess of other assets(x) — (2.9)%		(139,619,996)

NET ASSETS — 100.0%		$4,759,478,085

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $204,277,101; cash collateral of $211,064,291 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(f)	Indicates a restricted security; the aggregate cost of such securities is $3,289,840. The aggregate value of $3,103,870 is approximately 0.07% of net assets.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,224	2 Year U.S. Treasury Notes	Jun. 2015	$267,579,234	$ 268,247,250	$668,016
3,390	5 Year U.S. Treasury Notes	Jun. 2015	404,725,133	407,515,080	2,789,947
676	10 Year U.S. Treasury Notes	Jun. 2015	86,454,008	87,140,625	686,617
622	30 Year U.S. Ultra Treasury Bonds	Jun. 2015	104,351,609	105,662,250	1,310,641
2,779	Euro STOXX 50	Jun. 2015	108,608,697	108,498,194	(110,503)
4,492	Euro STOXX Small 200 Index	Jun. 2015	63,814,278	64,069,998	255,720
146	Russell 2000 Mini Index	Jun. 2015	18,037,530	18,233,940	196,410
59	S&P 500 Index	Jun. 2015	30,119,500	30,396,800	277,300
432	SGX CNX Nifty Index	Apr. 2015	7,436,826	7,377,696	(59,130)

					6,015,018

Short Positions:
246	FTSE 100 Index.	Jun. 2015	24,575,186	24,547,817	27,369
2,217	Mini MSCI Emerging Markets Index	Jun. 2015	103,398,835	107,790,540	(4,391,705)

					(4,364,336)

					$1,650,682

(1)	Cash of $23,953,711 and U.S. Treasury securities with a combined market value of $42,330,634 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2015.

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation
Euro,
Expiring 05/12/15	Bank of New York Mellon	EUR	150,000	$170,344,499	$161,379,932	$8,964,567
Japanese Yen,
Expiring 05/12/15	Bank of New York Mellon	JPY	6,000,000	50,508,452	50,057,759	450,693

				$220,852,951	$211,437,691	$9,415,260

Total return swap agreements outstanding at March 31, 2015:

Upfront
		Notional			Premiums
	Termination	Amount		Fair	Paid	Unrealized
Counterparty	Date	(000)#	Description	Value	(Received)	Depreciation
Receive amounts based on market
value fluctuation of the UBS FLEXI
UBS AG	10/31/15	17,299	Index and pay fixed rate of 0.34%	$(297,676)	$—	$(297,676)

Various inputs are used in determining the value of the Portfolios investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$475,704	$—	$ —
Australia	—	38,114,837	—
Austria	—	7,909,696	—
Belgium	1,701,486	9,815,602	—
Bermuda	768,416	—	—
Brazil	3,590,687	—	—

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Canada	$102,511,940	$—	$—
Chile	1,209,657	—	—
China	608,642	29,356,516	—
Colombia	444,988	—	—
Denmark	4,025,556	36,083,628	—
Finland	—	10,892,055	—
France	11,982,352	86,159,819	—
Germany	1,134,580	117,282,870	—
Hong Kong	4,048,844	15,165,049	—
India	4,452,506	—	—
Indonesia	—	3,725,471	—
Ireland	7,235,414	20,782,646	—
Israel	8,761,981	62,673	—
Italy	—	23,267,220	—
Japan	—	119,251,858	—
Malaysia	—	3,278,426	—
Mexico	3,961,939	—	—
Netherlands	6,759,115	28,972,306	—
New Zealand	—	2,288,928	—
Norway	—	11,532,635	—
Peru	334,699	—	—
Philippines	—	1,839,527	—
Poland	—	947,289	—
Portugal	—	2,745,516	—
Puerto Rico	1,015,824	—	—
Singapore	1,953,724	5,399,016	—
South Africa	2,491,110	16,386,860	—
South Korea	2,484,934	11,844,425	—
Spain	2,985,184	27,304,167	—
Sweden	2,979,726	53,059,056	—
Switzerland	5,222,070	70,682,918	—
Taiwan	7,231,224	6,504,624	—
Thailand	1,045,164	209,193	—
Turkey	—	2,422,707	—
United Arab Emirates	—	224,131	—
United Kingdom	8,587,285	171,435,210	—
United States	1,734,649,880	—	—
Preferred Stocks:
Brazil	6,719,998	—	—
Colombia	721,483	—	—
Germany	—	14,380,007	—
South Korea	—	676,204	—
Rights:
United States	—	—	14,302
Unaffiliated Mutual Fund	298,021	—	—
Corporate Bonds	—	503,977,003	—
Foreign Government Bonds	—	240,519,280	—
U.S. Government Agency Obligations	—	43,429,916	—
U.S. Treasury Obligations	—	568,496,413	—
Affiliated Money Market Mutual Fund	650,263,949	—	—
Other Financial Instruments*
Financial Futures Contracts	1,650,682	—	—
Foreign Forward Currency Contracts	—	9,415,260	—
Total Return Swaps	—	(297,676)	—

Total	$2,594,308,764	$2,315,543,281	$14,302

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 were as follows:

Affiliated Money Market Mutual Fund (4.4% represents investments purchased with collateral from securities on loan)	13.6%
U.S. Treasury Obligations	11.9
Banks	6.6
Foreign Government Bonds	5.1
Oil, Gas & Consumable Fuels	4.1
Pharmaceuticals	4.0
Insurance	3.9
Media	2.5
Technology Hardware, Storage & Peripherals	2.4
Diversified Telecommunication Services	2.2
Food & Staples Retailing	2.2
Health Care Providers & Services	2.2
Software	2.0
Electric Utilities	2.0
IT Services	2.0
Semiconductors & Semiconductor Equipment	2.0
Food Products	1.9
Chemicals	1.5
Biotechnology	1.5
Hotels, Restaurants & Leisure	1.5
Specialty Retail	1.4
Road & Rail	1.3
Machinery	1.2
Diversified Financial Services	1.2
Capital Markets	1.2
Beverages	1.1
Internet Software & Services	1.0
Multi-Utilities	0.9
Household Durables	0.9
U.S. Government Agency Obligations	0.9
Electronic Equipment, Instruments & Components	0.9
Trading Companies & Distributors	0.9
Auto Components	0.9
Aerospace & Defense	0.9
Airlines	0.8

Automobiles	0.8%
Communications Equipment	0.8
Industrial Conglomerates	0.8
Multiline Retail	0.8
Consumer Finance	0.8
Household Products	0.7
Textiles, Apparel & Luxury Goods	0.7
Health Care Equipment & Supplies	0.7
Metals & Mining	0.6
Wireless Telecommunication Services	0.5
Tobacco	0.4
Containers & Packaging	0.4
Paper & Forest Products	0.4
Electrical Equipment	0.4
Air Freight & Logistics	0.4
Real Estate Investment Trusts (REITs)	0.4
Energy Equipment & Services	0.3
Commercial Services & Supplies	0.3
Building Products	0.2
Professional Services	0.2
Thrifts & Mortgage Finance	0.2
Construction Materials	0.2
Real Estate Management & Development	0.2
Construction & Engineering	0.1
Gas Utilities	0.1
Independent Power & Renewable Electricity Producers	0.1
Marine	0.1
Personal Products	0.1
Diversified Consumer Services	0.1
Leisure Products	0.1
Transportation Infrastructure	0.1
Life Sciences Tools & Services	0.1
Internet & Catalog Retail	0.1
Health Care Technology	0.1

102.9%
Liabilities in excess of other assets	(2.9)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value
at 3/31/15
Equity contracts	$(4,087,913)
Foreign exchange contracts	9,415,260
Interest rate contracts	5,455,221

Total	$10,782,568

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 62.9%
COMMON STOCKS — 26.6%
Australia — 0.8%
Acrux Ltd.(a)	118,762	$77,677
Adelaide Brighton Ltd.	51,976	178,927
Ausdrill Ltd.(a)	170,325	35,651
Beach Energy Ltd.	410,937	316,249
BHP Billiton Ltd.	104,707	2,433,811
BHP Billiton PLC	335,356	7,359,461
Brambles Ltd.	665,975	5,824,084
BWP Trust	181,248	413,434
Cabcharge Australia Ltd.	97,616	343,359
Cardno Ltd.(a)	47,923	118,906
Coca-Cola Amatil Ltd.	43,668	357,525
Collection House Ltd.	167,838	295,969
Commonwealth Bank of Australia	23,808	1,688,716
Decmil Group Ltd.	86,190	83,025
Downer EDI Ltd.	78,132	264,870
DuluxGroup Ltd.	16,638	80,948
Fleetwood Corp. Ltd.(a)	24,599	26,188
Flight Centre Travel Group Ltd.(a)	19,822	596,596
iiNET Ltd.	55,668	373,547
Independence Group NL	92,285	366,414
JB Hi-Fi Ltd.	38,520	546,338
M2 Group Ltd.	80,809	622,790
MACA Ltd.	178,796	119,026
Medusa Mining Ltd.*	327,310	233,673
Metcash Ltd.	565,846	665,785
Mirvac Group	313,335	478,435
Monadelphous Group Ltd.(a)	37,336	282,980
Myer Holdings Ltd.(a)	180,863	186,403
National Australia Bank Ltd.	65,756	1,924,960
NRW Holdings Ltd.	77,988	11,840
Orica Ltd.	29,735	451,534
OZ Minerals Ltd.	203,226	606,005
PanAust Ltd.	353,068	459,322
Programmed Maintenance Services Ltd.	54,249	99,640
RCR Tomlinson Ltd.	69,790	106,072
Resolute Mining Ltd.*	229,480	53,446
Sandfire Resources NL	73,337	245,287
Spark Infrastructure Group	225,152	338,853
Telstra Corp. Ltd.	744,945	3,576,074
Thorn Group Ltd.	100,550	204,087
Westpac Banking Corp.	67,564	2,019,558
Woodside Petroleum Ltd.	73,555	1,927,061
Woolworths Ltd.	116,919	2,618,282
WorleyParsons Ltd.	48,670	352,234

		39,365,042

Austria
Oesterreichische Post AG	23,124	1,138,770
Raiffeisen Bank International AG	19,397	269,562

		1,408,332

Belgium — 0.3%
Ageas	56,628	2,033,644
AGFA-Gevaert NV*	244,977	565,015
Anheuser-Busch InBev NV	25,700	3,139,638
Barco NV	3,481	206,728
Belgacom SA	43,737	1,530,277
Colruyt SA	36,906	1,606,246
Groupe Bruxelles Lambert SA	5,840	484,188
Sofina SA	1,009	104,370

	Shares	Value
COMMON STOCKS (Continued)
Belgium (cont’d.)
UCB SA	67,102	$4,847,502

		14,517,608

Brazil — 0.1%
AMBEV SA	115,400	666,753
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	78,600	426,012
Cia Energetica de Minas Gerais, ADR	84,498	345,597
EcoRodovias Infraestrutura e Logistica SA	41,100	114,998
Eternit SA	39,000	36,415
Grupo BTG Pactual, UTS	13,300	105,598
Souza Cruz SA	31,600	250,400
Transmissora Alianca de Energia Eletrica SA, UTS	74,900	497,292
Vale SA	85,900	483,390

		2,926,455

Cambodia
NagaCorp Ltd.	528,000	350,570

Canada — 0.6%
Ag Growth International, Inc.	10,500	426,616
Amerigo Resources Ltd.*	61,000	18,302
Bank of Montreal	12,978	777,727
Bank of Nova Scotia (The)	27,633	1,386,286
BCE, Inc.	40,156	1,700,023
Canadian Imperial Bank of Commerce	19,640	1,423,824
Centerra Gold, Inc.	94,100	459,151
Cogeco Cable, Inc.	1,500	80,427
Corus Entertainment, Inc. (Class B Stock)	56,300	855,246
Emera, Inc.	8,100	263,487
Finning International, Inc.	36,200	673,382
Genworth MI Canada, Inc.(a)	54,100	1,196,005
Great-West Lifeco, Inc.	26,983	780,165
IAMGOLD Corp.*(a)	96,500	179,811
Magna International, Inc.	30,600	1,635,882
Medical Facilities Corp.	82,200	1,109,802
Morguard Real Estate Investment Trust, REIT	5,500	74,778
Nevsun Resources Ltd.	106,800	360,062
North West Co., Inc. (The)	3,200	63,239
Rogers Communications, Inc. (Class B Stock)	67,400	2,256,334
Royal Bank of Canada	24,908	1,499,337
Shaw Communications, Inc. (Class B Stock)	62,600	1,404,676
Stantec, Inc.	30,600	732,293
Teck Resources Ltd. (Class B Stock)	57,900	794,522
Toronto-Dominion Bank (The)	200,682	8,589,453
Transcontinental, Inc. (Class A Stock)	50,300	694,998

		29,435,828

Chile
Administradora de Fondos de Pensiones Habitat SA	203,366	299,620
Inversiones Aguas Metropolitanas SA	158,731	255,469

		555,089

China — 0.5%
361 Degrees International Ltd.	478,000	136,934
Alibaba Group Holding Ltd., ADR*(a)	51,943	4,323,735
Baoye Group Co. Ltd. (Class H Stock)	296,000	177,677
Brilliance China Automotive Holdings Ltd.	2,130,000	4,100,466

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China BlueChemical Ltd. (Class H Stock)	734,000	$280,118
China Construction Bank Corp. (Class H Stock)	1,214,000	1,007,604
China Lilang Ltd.	165,000	127,376
China Lumena New Materials Corp.*	1,222,000	1,576
China Mobile Ltd.	107,000	1,394,466
China Shenhua Energy Co. Ltd. (Class H Stock)	262,000	668,283
China Shineway Pharmaceutical Group Ltd.	120,000	182,179
China Taifeng Beddings Holdings Ltd.*	242,000	33,712
CIMC Enric Holdings Ltd.	266,000	260,176
CNOOC Ltd. (Class H Stock)	1,224,000	1,727,462
Dongfeng Motor Group Co. Ltd. (Class H Stock)	578,000	924,476
Geely Automobile Holdings Ltd.	705,000	362,157
Guangdong Investment Ltd.	1,164,000	1,526,435
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,297,000	959,368
Jiangsu Expressway Co. Ltd. (Class H Stock)	486,000	652,610
Jingwei Textile Machinery (Class H Stock)	152,000	203,120
Mindray Medical International Ltd., ADR	16,600	454,010
NetEase, Inc., ADR	2,209	232,608
Pacific Online Ltd.	279,000	117,155
Peak Sport Products Co. Ltd.	416,000	118,118
Qingling Motors Co. Ltd. (Class H Stock)	298,000	108,781
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. (Class H Stock)	46,000	87,435
Shenguan Holdings Group Ltd.	696,000	212,769
Shougang Fushan Resources Group Ltd.	2,076,000	423,091
Yangzijiang Shipbuilding Holdings Ltd.	790,000	726,315
Zhejiang Expressway Co. Ltd. (Class H Stock)	634,000	839,224

		22,369,436

Colombia
Ecopetrol SA, ADR(a)	36,300	552,486

Cyprus
Globaltrans Investment PLC, GDR, RegS	38,511	174,070

Czech Republic
CEZ A/S	47,568	1,162,752
Komercni Banka A/S	1,484	320,097

		1,482,849

Denmark — 0.1%
A.P. Moeller-Maersk A/S (Class B Stock)	627	1,310,572
TDC A/S	160,245	1,148,149

		2,458,721

Finland — 0.4%
Fortum OYJ	112,593	2,358,836
F-Secure OYJ	157,752	456,284
Kone OYJ (Class B Stock)	39,887	1,768,594
Nokia OYJ	1,040,418	7,932,905
Nokian Renkaat OYJ	31,789	947,366
Orion OYJ (Class B Stock)	59,632	1,680,880
Ramirent OYJ	50,232	355,955
Sampo OYJ (Class A Stock)	37,934	1,913,322
Tieto OYJ	25,689	603,658

	Shares	Value
COMMON STOCKS (Continued)
Finland (cont’d.)
Tikkurila OYJ	51,658	$985,072

		19,002,872

France — 1.7%
Accor SA	76,499	3,989,108
Altamir	5,758	71,819
AXA SA	66,871	1,683,082
BNP Paribas SA	82,135	4,997,568
Boiron SA	1,467	157,379
Christian Dior SE	10,969	2,064,553
Cie Generale des Etablissements Michelin	16,097	1,600,759
CNP Assurances	39,040	684,238
Credit Agricole SA	28,654	421,068
Edenred	39,305	980,651
Essilor International SA	65,408	7,509,797
Euler Hermes Group	8,456	899,258
Kering	28,458	5,555,516
Legrand SA	31,387	1,700,157
Metropole Television SA	75,039	1,504,862
Neopost SA	12,739	700,630
Plastic Omnium SA	37,480	987,760
Publicis Groupe SA	5,810	448,278
Safran SA	143,630	10,035,611
Sanofi	105,673	10,436,124
Schneider Electric SE	106,821	8,312,647
Societe Generale SA	30,045	1,450,628
Suez Environnement Co	344,875	5,937,520
Tarkett SA	9,774	220,742
Total Gabon	73	22,568
TOTAL SA	53,986	2,683,472
Valeo SA	12,617	1,881,884
Vinci SA	50,520	2,886,384

		79,824,063

Germany — 1.4%
Allianz SE	4,844	840,995
Amadeus Fire AG	562	44,536
BASF SE	22,794	2,256,496
Bayer AG	56,528	8,457,453
Bayerische Motoren Werke AG	41,396	5,155,236
Bijou Brigitte AG	2,078	127,113
Commerzbank AG*	21,089	289,787
Continental AG	37,318	8,788,223
Deutsche Bank AG	11,001	381,268
Deutsche Lufthansa AG	129,055	1,807,108
Duerr AG	10,912	1,198,344
E.ON SE	96,433	1,433,850
Fresenius Medical Care AG & Co. KGaA	19,565	1,626,271
GEA Group AG	163,453	7,857,380
HeidelbergCement AG	67,434	5,332,816
Hochtief AG	8,786	664,810
HUGO BOSS AG	9,551	1,160,363
Muenchener Rueckversicherungs- Gesellschaft AG	3,753	806,450
ProSiebenSat.1 Media AG	46,819	2,290,044
RTL Group SA	15,793	1,518,654
RWE AG	66,941	1,704,307
SAP SE	107,761	7,788,651
Siemens AG	20,284	2,193,790
Stada Arzneimittel AG	68,262	2,271,374
Takkt AG	43,928	803,756

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Wincor Nixdorf AG	15,482	$725,534

		67,524,609

Greece
JUMBO SA	15,749	163,922
Metka SA	11,104	103,751

		267,673

Guernsey
Tetragon Financial Group Ltd.	36,245	353,026

Hong Kong — 1.0%
AIA Group Ltd.	1,586,200	9,958,934
Allied Properties HK Ltd.	354,000	69,460
Asian Citrus Holdings Ltd.*	568,376	47,426
Belle International Holdings Ltd.	503,000	587,164
BOC Hong Kong Holdings Ltd.	355,500	1,267,877
Bonjour Holdings Ltd.	1,332,000	109,995
Champion REIT	482,000	229,416
CK Hutchison Holdings Ltd.	51,000	1,041,957
Dah Sing Banking Group Ltd.	427,600	740,903
Dah Sing Financial Holdings Ltd.	149,600	883,871
Dan Form Holdings Co. Ltd.*	367,000	84,263
Dawnrays Pharmaceutical Holdings Ltd.	404,000	291,823
Dickson Concepts International Ltd.	63,500	27,430
Emperor Entertainment Hotel Ltd.	105,000	22,483
Emperor International Holdings Ltd.	736,000	164,155
First Pacific Co. Ltd.	44,000	43,928
Giordano International Ltd.	1,106,000	540,685
Great Eagle Holdings Ltd.	60,097	211,628
Hang Seng Bank Ltd.	25,700	465,141
Henderson Land Development Co. Ltd.	84,700	595,023
Hongkong & Shanghai Hotels (The)	84,500	119,079
Hongkong Land Holdings Ltd.	746,000	5,632,300
Hopewell Holdings Ltd.	153,000	574,195
Huabao International Holdings Ltd.	554,000	411,912
Hysan Development Co. Ltd.	128,000	561,062
Jardine Strategic Holdings Ltd.	184,000	6,440,000
Johnson Electric Holdings Ltd.	166,000	582,311
Kerry Properties Ltd.	148,500	515,481
Kowloon Development Co. Ltd.	113,000	131,112
Lai Sun Development Co. Ltd.	2,336,000	51,826
Lifestyle International Holdings Ltd.	412,000	734,438
Man Wah Holdings Ltd.	241,200	231,784
MTR Corp. Ltd.	161,500	768,144
New World Development Co. Ltd.	227,000	263,170
Pacific Textile Holdings Ltd.	603,000	835,356
PCCW Ltd.	374,000	228,542
Power Assets Holdings Ltd.	201,500	2,056,880
Real Nutriceutical Group Ltd.	808,000	231,495
Regal Hotels International Holdings Ltd.	78,000	48,311
Sa Sa International Holdings Ltd.	758,000	370,587
Sands China Ltd.	212,400	878,324
Sino Land Co. Ltd.	394,000	642,469
Sitoy Group Holdings Ltd.	184,000	117,482
SJM Holdings Ltd.	397,000	518,511
SmarTone Telecommunications Holdings Ltd.	93,000	177,600
Soundwill Holdings Ltd.	28,000	45,665
Sun Hung Kai Properties Ltd.	14,000	215,873
Sunlight Real Estate Investment Trust, REIT	513,000	249,992
Swire Pacific Ltd. (Class A Stock)	82,000	1,116,223

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Swire Properties Ltd.	234,400	$761,294
Television Broadcasts Ltd.	88,000	543,730
Truly International Holdings Ltd.	650,000	302,671
VTech Holdings Ltd.	50,700	723,291
Wharf Holdings Ltd. (The)	151,000	1,054,108
Wheelock & Co. Ltd.	130,000	664,311
Yue Yuen Industrial Holdings Ltd.	45,500	160,999

		46,344,090

Indonesia — 0.1%
Perusahaan Gas Negara Persero Tbk PT	1,875,500	687,423
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,059,000	271,915
Telekomunikasi Indonesia Persero Tbk PT	5,037,000	1,110,638
United Tractors Tbk PT	601,000	1,000,161

		3,070,137

Ireland
Ryanair Holdings PLC	93,178	1,112,353
Smurfit Kappa Group PLC	41,054	1,153,607

		2,265,960

Israel — 0.3%
Babylon Ltd.	11,989	6,086
Bank Hapoalim BM	186,543	896,966
Bank Leumi Le-Israel BM*	318,914	1,182,618
Bezeq Israeli Telecommunication Corp. Ltd.	876,807	1,632,740
Check Point Software Technologies Ltd.*(a)	90,247	7,397,547
Delek Automotive Systems Ltd.	73,624	866,252
First International Bank of Israel Ltd.	9,796	134,670
Israel Discount Bank Ltd. (Class A Stock)*	284,024	479,538
Ituran Location and Control Ltd.	19,971	439,464
Migdal Insurance & Financial Holding Ltd.	412,310	510,310
Osem Investments Ltd.	7,176	143,501
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	5,184	207,903
Teva Pharmaceutical Industries Ltd., ADR	16,600	1,034,180
Union Bank of Israel*	10,655	34,933

		14,966,708

Italy — 0.3%
ASTM SpA	38,866	551,217
Banca Popolare dellEtruria e del Lazio SC*(a)	59,346	18,613
Banca Popolare di Milano Scarl*	316,025	318,881
Danieli & C Officine Meccaniche SpA	10,005	248,834
Eni SpA	141,846	2,455,081
Esprinet SpA	2,850	25,741
Intesa Sanpaolo SpA	2,169,025	7,361,648
Mediobanca SpA	119,022	1,138,740
Recordati SpA	123,105	2,298,972
Reply SpA	5,020	490,276
Societa Iniziative Autostradali e Servizi SpA	50,207	584,362

		15,492,365

Japan — 3.6%
77 Bank Ltd. (The)	49,000	277,302
Achilles Corp.	48,000	59,875
ADEKA Corp.	12,500	161,450
Aeon Co. Ltd.	191,700	2,102,839
Aichi Steel Corp.	27,000	128,135
Aisan Industry Co. Ltd.	12,700	109,260

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Aisin Seiki Co. Ltd.	30,000	$1,087,660
Aizawa Securities Co. Ltd.	11,600	76,946
Alpine Electronics, inc.	10,400	172,961
Amano Corp.	41,400	494,080
Amiyaki Tei Co. Ltd.	4,900	160,442
Amuse, inc.	10,300	288,280
ANA Holdings, inc.	813,000	2,176,538
Arcs Co. Ltd.	9,800	235,172
Asahi Broadcasting Corp.	14,300	126,995
Asahi Holdings, inc.	25,200	431,362
Asahi Kasei Corp.	76,000	725,772
Asante, inc.	24,300	258,064
Asax Co. Ltd.	16,900	236,170
Astellas Pharma, inc.	378,400	6,200,046
Atsugi Co. Ltd.	74,000	73,360
Awa Bank Ltd. (The)	98,000	555,193
Bank of Iwate Ltd. (The)	1,100	47,581
Bank of Kochi Ltd. (The)	66,000	95,065
Bank of Kyoto Ltd. (The)	18,000	188,657
Bank of Okinawa Ltd. (The)	1,100	46,201
BML, inc.	37,800	1,073,513
Bridgestone Corp.	227,800	9,121,096
Brother Industries Ltd.	33,800	537,010
Bunka Shutter Co. Ltd.	26,000	215,023
Canon, inc.	131,100	4,638,488
Central Japan Railway Co.	7,400	1,337,325
Chiba Bank Ltd. (The)	59,000	432,415
Chiba Kogyo Bank Ltd. (The)	5,500	36,651
Chori Co. Ltd.	8,000	123,335
Chudenko Corp.	16,900	328,931
Chugoku Bank Ltd. (The)	18,000	268,777
Chugoku Marine Paints Ltd.	14,000	126,577
Cleanup Corp.	7,400	57,555
Comture Corp.	10,200	167,770
Corona Corp.	11,200	108,120
Dai Nippon Printing Co. Ltd.	118,000	1,146,151
Daihatsu Diesel Manufacturing Co. Ltd.	19,000	120,351
Daihatsu Motor Co. Ltd.	56,000	856,554
Daiichikosho Co. Ltd.	43,400	1,348,132
Daikin Industries Ltd.	84,100	5,622,426
Daikoku Denki Co. Ltd.	4,100	59,249
Dainichi Co. Ltd.	6,700	43,698
Daishi Bank Ltd. (The)	67,000	235,789
Daishinku Corp.	14,000	37,910
Daiwa Industries Ltd.	34,000	209,739
Danto Holdings Corp.*	34,000	44,724
Dena Co. Ltd.	12,900	252,500
Doshisha Co. Ltd.	12,400	192,456
Dynam Japan Holdings Co. Ltd.	413,200	802,236
Eagle Industry Co. Ltd.	3,000	60,600
Eighteenth Bank Ltd. (The)	43,000	130,451
Elecom Co. Ltd.	19,900	413,381
en-japan, inc.	31,000	425,931
EPS Holdings, inc.	6,300	74,481
FamilyMart Co. Ltd.	26,600	1,114,499
Fuji Kiko Co. Ltd.	37,000	173,279
Fuji Kosan Co. Ltd.	8,900	43,470
FUJIFILM Holdings Corp.	32,500	1,156,238
Fujikura Kasei Co. Ltd.	8,100	37,081
Fujimori Kogyo Co. Ltd.	3,100	91,794
Fujishoji Co. Ltd.	10,700	132,834

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Fujitsu General Ltd.	72,000	$943,110
Fukuda Denshi Co. Ltd.	4,000	225,677
Fukushima Industries Corp.	18,900	280,500
Funai Electric Co. Ltd.*	6,800	78,280
Futaba Corp.	9,200	147,903
Fuyo General Lease Co. Ltd.	4,800	192,847
Gendai Agency, inc.	9,600	55,607
Geo Holdings Corp.	20,000	211,432
Gree, Inc.(a)	45,000	313,111
Gunma Bank Ltd. (The)	50,000	337,774
Gunze Ltd.	46,000	122,940
Hachijuni Bank Ltd. (The)	139,000	980,107
Hamakyorex Co. Ltd.	1,900	66,141
Hankyu Hanshin Holdings, inc.	126,000	778,353
Happinet Corp.	9,200	109,494
Haseko Corp.	38,000	370,155
Hazama Ando Corp.	53,100	303,367
Heiwa Corp.	7,600	149,288
Higo Bank Ltd. (The)	71,000	435,044
HI-LEX Corp.	7,100	215,866
Hirano Tecseed Co. Ltd.	4,800	35,165
Hisamitsu Pharmaceutical Co., inc.	29,200	1,199,279
Hitachi Ltd.	497,000	3,394,437
Hokkoku Bank Ltd. (The)	30,000	104,545
Hosiden Corp.	7,500	41,380
Hyakugo Bank Ltd. (The)	50,000	231,866
Hyakujushi Bank Ltd. (The)	50,000	165,094
Ichirokudo Co. Ltd.	7,500	27,061
Imasen Electric Industrial	2,000	23,647
Inaba Denki Sangyo Co. Ltd.	17,100	619,021
Infocom Corp.	7,400	64,192
Inpex Corp.	128,400	1,414,813
Intage Holdings, inc.	4,400	75,583
Isuzu Motors Ltd.	67,000	888,921
ITOCHU Corp.	59,900	648,231
Itochu Enex Co. Ltd.	23,700	195,355
Itochu-Shokuhin Co. Ltd.	1,200	42,224
Iwatsu Electric Co. Ltd.*	50,000	38,293
Iyo Bank Ltd. (The)	87,000	1,031,757
J Trust Co. Ltd.	15,500	133,530
Japan Digital Laboratory Co. Ltd.	26,700	351,009
Japan Foundation Engineering Co. Ltd.	15,500	55,804
Japan Petroleum Exploration Co. Ltd.	18,000	609,862
Japan Tobacco, inc.	15,500	490,030
Juroku Bank Ltd. (The)	67,000	245,855
JVC Kenwood Corp.*	26,600	81,812
JX Holdings, inc.	86,500	332,822
Kagoshima Bank Ltd. (The)	79,000	536,925
Kandenko Co. Ltd.	51,000	295,789
Kanematsu Corp.	209,000	303,866
Kanematsu Electronics Ltd.	6,000	89,078
Kato Sangyo Co. Ltd.	9,500	196,843
Kawagishi Bridge Works Co. Ltd.	9,000	30,017
KDDI Corp.	163,500	3,693,879
Keihin Corp.	15,700	240,691
Keiyo Bank Ltd. (The)	63,000	364,698
Kimoto Co. Ltd.	17,200	41,748
Kobe Steel Ltd.	1,076,000	1,984,592
Konaka Co. Ltd.	4,900	30,187
Konishi Co. Ltd.	22,500	380,082
Kubota Corp.	532,000	8,405,019

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Kuraray Co. Ltd.	92,500	$1,252,428
Kuroda Electric Co. Ltd.	15,900	254,007
Kyowa Exeo Corp.	29,000	310,999
Lawson, Inc.	42,600	2,953,028
Lintec Corp.	27,600	656,529
Maeda Road Construction Co. Ltd.	17,000	275,583
Marubeni Corp.	325,000	1,878,986
Meiko Network Japan Co. Ltd.	5,600	60,141
MID Reit, Inc., REIT	28	67,873
Miraca Holdings, Inc.	46,700	2,146,939
Mirait Holdings Corp.	32,300	361,380
Miroku Jyoho Service Co. Ltd.	3,900	22,279
Mitani Corp.	5,200	112,264
Mitsubishi Motors Corp.	58,000	522,972
Mitsubishi UFJ Financial Group, Inc.	127,000	786,563
Mitsuboshi Belting Co. Ltd.	7,000	56,179
Mitsui & Co. Ltd.	35,900	480,779
Mitsui Matsushima Co. Ltd.	102,000	110,351
Mizuho Financial Group, Inc.	208,900	367,137
Moonbat Co. Ltd.	19,000	31,355
MTI Ltd.	66,400	460,213
Musashino Bank Ltd. (The)	3,200	107,328
Nabtesco Corp.	225,300	6,508,743
Nagoya Railroad Co. Ltd.	190,000	758,685
Namura Shipbuilding Co. Ltd.	11,500	108,424
Neturen Co. Ltd.	28,500	210,535
Nexon Co. Ltd.	61,400	653,853
NHK Spring Co. Ltd.	73,700	766,708
Nichirin Co. Ltd.	11,880	142,536
NIFTY Corp.	8,900	101,097
Nihon Parkerizing Co. Ltd.	74,600	902,399
Nikon Corp.	19,000	254,762
Nippon Electric Glass Co. Ltd.	136,000	664,656
Nippon Hume Corp.	9,000	63,192
Nippon Pillar Packing Co. Ltd.	24,000	199,956
Nippon Road Co. Ltd. (The)	14,000	70,155
Nippon Seiki Co. Ltd.	20,000	394,145
Nippon Steel & Sumitomo Metal Corp.	452,000	1,136,511
Nippon Telegraph & Telephone Corp.	58,500	3,611,265
Nippon Yusen KK	623,000	1,792,204
Nishimatsuya Chain Co. Ltd.	56,900	501,563
Nishi-Nippon City Bank Ltd. (The)	54,000	156,522
Nissin Kogyo Co. Ltd.	58,600	930,703
Nittetsu Mining Co. Ltd.	30,000	110,996
Nitto Kogyo Corp.	23,400	434,830
Nittoc Construction Co. Ltd.	14,600	65,420
Nojima Corp.	6,900	145,861
North Pacific Bank Ltd.	36,900	139,265
NTT DoCoMo, Inc.	25,200	440,396
Ogaki Kyoritsu Bank Ltd. (The)	21,000	66,399
Ohara, Inc.	4,200	20,643
Oita Bank Ltd. (The)	52,000	201,913
ORIX Corp.	94,800	1,332,047
Pal Co. Ltd.	5,900	167,886
Renown, Inc.*	35,900	67,250
Rhythm Watch Co. Ltd.	43,000	58,703
Ricoh Leasing Co. Ltd.	8,900	264,105
Riken Corp.	35,000	138,319
Sakai Chemical Industry Co. Ltd.	21,000	68,301
San-In Godo Bank Ltd. (The)	91,000	751,211
Sanki Engineering Co. Ltd.	24,000	185,761

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Sankyo Tateyama, Inc.	3,600	$69,531
Sanoh Industrial Co. Ltd.	6,900	49,727
Sanyo Housing Nagoya Co. Ltd.	4,700	48,544
Sekisui Chemical Co. Ltd.	679,000	8,810,016
Sekisui Jushi Corp.	21,000	279,613
Shiga Bank Ltd. (The)	14,000	69,887
Shin-Etsu Polymer Co. Ltd.	111,200	524,795
Showa Corp.	30,700	309,885
Sinko Industries Ltd.	16,700	177,915
Sintokogio Ltd.	5,800	44,763
SMC Corp.	32,100	9,558,218
SNT Corp.	11,900	55,778
Sony Financial Holdings, Inc.	138,400	2,226,303
SRA Holdings, Inc.	5,700	78,553
St. Marc Holdings Co. Ltd.	6,000	203,920
Sumitomo Densetsu Co. Ltd.	18,100	205,497
Sumitomo Forestry Co. Ltd.	28,900	315,559
Sumitomo Mitsui Financial Group, Inc.	302,600	11,590,968
Sumitomo Rubber Industries Ltd.	16,900	311,524
T&D Holdings, Inc.	33,000	453,292
Tachi-S Co. Ltd.	6,500	91,134
Taihei Dengyo Kaisha Ltd.	15,000	108,151
Taiheiyo Cement Corp.	549,000	1,676,260
Takamatsu Construction Group Co. Ltd.	2,200	47,019
Taka-Q Ltd.	16,500	28,862
Takara Standard Co. Ltd.	58,000	490,565
Takiron Co. Ltd.	30,000	130,750
TBK Co. Ltd.	17,000	88,242
Techno Medica Co. Ltd.	4,200	84,459
Teikoku Sen-I Co. Ltd. (Class I Stock)	42,900	622,311
Tenma Corp.	4,100	65,321
TKC Corp.	5,000	99,991
TOA ROAD Corp.	29,000	97,447
Toagosei Co. Ltd.	101,000	460,705
Tochigi Bank Ltd. (The)	29,000	149,598
Tokai Corp.	6,400	217,708
Tokai Rika Co. Ltd.	30,300	702,223
Token Corp.	850	42,726
Tokyo Energy & Systems, Inc.	8,000	65,926
Tomoe Engineering Co. Ltd.	8,800	131,634
Toppan Forms Co. Ltd.	9,700	109,884
Toppan Printing Co. Ltd.	29,000	223,078
Towa Bank Ltd. (The)	51,000	41,994
Toyo Ink SC Holdings Co. Ltd.	39,000	182,481
Toyo Kohan Co. Ltd.	14,000	63,902
Toyo Machinery & Metal Co. Ltd.	11,900	45,924
Toyo Seikan Group Holdings Ltd.	24,800	362,741
Transcosmos, Inc.*	12,500	263,181
Trend Micro, Inc.	23,100	761,157
TS Tech Co. Ltd.	31,400	846,712
Tsukada Global Holdings, Inc.(a)	30,600	198,138
Tsuruha Holdings, Inc.	13,500	1,033,445
TV Asahi Holdings Corp.	7,800	130,067
Unipres Corp.	19,100	389,507
Utoc Corp.	15,400	75,599
Vital KSK Holdings, Inc.	5,100	38,804
Wakita & Co. Ltd.	27,000	262,255
Warabeya Nichiyo Co. Ltd.	7,200	133,895
West Japan Railway Co.	34,200	1,793,120
Yamaguchi Financial Group, Inc.	13,000	149,413
Yamanashi Chuo Bank Ltd. (The)	10,000	43,808

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Yamazen Corp.	49,900	$409,023
Yellow Hat Ltd.	7,600	162,365
Yodogawa Steel Works Ltd.	11,000	43,557
Zappallas, Inc.	10,900	58,068
Zojirushi Corp.	32,000	377,882

		172,214,497

Kazakhstan
KCell JSC, GDR, RegS	36,870	345,667

Liechtenstein
VP Bank AG	458	37,232

Luxembourg — 0.1%
ArcelorMittal	200,557	1,881,736
Millicom International Cellular SA, SDR	29,071	2,102,098
SES SA	28,758	1,019,473
Tenaris SA	26,799	375,668

		5,378,975

Malaysia
British American Tobacco Malaysia Bhd	18,200	337,373
IOI Properties Group Bhd	318,300	187,081
KLCCP Stapled Group	145,700	274,995

		799,449

Mexico — 0.1%
Coca-Cola Femsa SAB de CV, ADR	4,000	319,440
Grupo Financiero Banorte SAB de CV (Class O Stock)	428,033	2,481,741

		2,801,181

Netherlands — 0.3%
Arcadis NV	21,811	700,455
Atrium European Real Estate Ltd.*	6,865	32,117
Boskalis Westminster NV	41,288	2,035,020
Brunel International NV	25,555	488,825
Koninklijke Ahold NV	98,504	1,941,099
NN Group NV*	39,718	1,125,992
Royal Dutch Shell PLC (Class A Stock), (XEQT)	307,268	9,168,433
Royal Dutch Shell PLC (Class A Stock), (XLON)	30,415	904,450

		16,396,391

New Zealand
Goodman Property Trust	191,064	170,449
Skellerup Holdings Ltd.	27,563	29,213
SKY Network Television Ltd.	211,734	934,262
Telecom Corp of New Zealand Ltd.	101,609	225,975
Trade Me Group Ltd.	155,103	428,383

		1,788,282

Norway — 0.5%
Aker Solutions Holding ASA*	77,154	400,396
DNB ASA	341,832	5,486,306
Kongsberg Gruppen ASA	32,591	648,632
Salmar ASA	44,312	636,494
Statoil ASA	494,890	8,750,353
Telenor ASA	132,758	2,679,108
TGS Nopec Geophysical Co. ASA(a)	19,559	432,907
Tomra Systems ASA	102,537	862,356

	Shares	Value
COMMON STOCKS (Continued)
Norway (cont’d.)
Yara International ASA	28,919	$1,468,302

		21,364,854

Philippines
Nickel Asia Corp.	428,200	229,357
Philippine Long Distance Telephone Co., ADR	5,100	318,699

		548,056

Poland — 0.1%
Enea SA	68,380	298,097
KGHM Polska Miedz SA	17,468	552,061
PGE SA	175,207	962,600
Polskie Gornictwo Naftowe i Gazownictwo SA	303,610	439,987
Tauron Polska Energia SA	380,695	442,493

		2,695,238

Portugal
EDP - Energias de Portugal SA	315,319	1,180,911
Portucel SA	92,527	413,575
REN - Redes Energeticas Nacionais SGPS SA	70,940	208,376
Semapa-Sociedade de Investimento e Gestao, SA	8,149	109,001

		1,911,863

Russia — 0.1%
CTC Media, Inc.	43,000	170,280
Gazprom OAO, ADR	71,554	337,377
Lukoil OAO, ADR	9,177	421,500
MegaFon OAO, GDR	13,964	223,424
MMC Norilsk Nickel OJSC, ADR	37,962	673,825
Mobile Telesystems OJSC, ADR	20,200	204,020
Surgutneftegas OAO, ADR(a)	94,993	580,407
Tatneft OAO, ADR	12,800	378,950

		2,989,783

Singapore — 0.4%
Boustead Singapore Ltd.	154,000	190,768
Cache Logistics Trust, REIT	687,000	587,523
CapitaRetail China Trust, REIT	189,000	221,537
China Merchants Holdings Pacific Ltd.	216,000	165,264
DBS Group Holdings Ltd.	609,638	9,039,624
Frasers Centrepoint Trust, REIT	340,000	499,561
Frasers Commercial Trust, REIT	39,000	42,577
Haw Par Corp. Ltd.	6,600	41,360
Hong Fok Corp. Ltd.	124,000	80,198
Jardine Cycle & Carriage Ltd.	23,000	686,985
Mapletree Industrial Trust, REIT	604,000	694,789
Metro Holdings Ltd.	90,000	63,613
SATS Ltd.	432,000	969,650
Singapore Telecommunications Ltd.	594,000	1,895,477
UMS Holdings Ltd.	130,000	50,195
United Overseas Bank Ltd.	106,500	1,785,171
UOL Group Ltd.	109,000	606,629
Wilmar International Ltd.	287,100	681,570

		18,302,491

South Africa — 0.2%
AVI Ltd.	32,048	217,555
Kumba Iron Ore Ltd.	18,553	238,234

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Lewis Group Ltd.	30,628	$195,450
Liberty Holdings Ltd.	79,831	1,104,760
Life Healthcare Group Holdings Ltd.	319,222	1,111,816
MMI Holdings Ltd.	122,711	332,045
Mondi PLC	49,569	952,564
MTN Group Ltd.	99,839	1,683,001
Oceana Group Ltd.	12,909	107,069
Peregrine Holdings Ltd.	77,850	167,256
Sasol Ltd.	42,925	1,449,303
Truworths International Ltd.	91,817	666,464
Vodacom Group Ltd.	136,476	1,490,709
Wilson Bayly Holmes-Ovcon Ltd.	14,421	133,961

		9,850,187

South Korea — 0.1%
Daechang Forging Co. Ltd.	1,880	92,352
Dongil Industries Co. Ltd.	1,090	73,108
Dongyang E&P, Inc.	8,974	109,239
GS Home Shopping, Inc.	871	174,117
Hankook Tire Co. Ltd.	6,970	284,391
Hyundai Home Shopping Network Corp.	1,639	188,851
Hyundai Hy Communications & Networks Co. Ltd.	8,180	36,297
Industrial Bank of Korea	26,660	320,016
INTOPS Co. Ltd.	5,130	93,453
KB Financial Group, Inc.	24,940	880,353
Kia Motors Corp.	16,845	684,546
KT&G Corp.	5,284	422,453
Samjin Pharmaceutical Co. Ltd.	5,540	124,880
Samsung Electronics Co. Ltd.	1,437	1,863,435
Sebang Co. Ltd.	3,010	59,009
Woori Bank	31,794	268,297
Yoosung Enterprise Co. Ltd.	9,130	46,260
Youngone Holdings Co. Ltd.	1,490	124,228

		5,845,285

Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA	576,742	5,824,798
Baron de Ley*	1,114	110,320
Cia de Distribucion Integral Logista Holdings SA*	11,480	248,049
Duro Felguera SA	82,594	325,545
Faes Farma SA	43,681	110,861
Gas Natural SDG SA	31,025	696,574
Mapfre SA	425,958	1,555,219
Red Electrica Corp. SA	2,798	227,514
Telefonica SA	611,786	8,705,380

		17,804,260

Sweden — 0.5%
Alfa Laval AB	106,143	2,084,688
Axfood AB	23,248	1,228,258
Clas Ohlson AB (Class B Stock)	34,190	556,789
Electrolux AB (Class B Stock)	15,865	453,238
Industrivarden AB (Class C Stock)	69,685	1,307,476
Indutrade AB	6,346	290,509
Intrum Justitia AB	46,665	1,309,165
Investment AB Kinnevik (Class B Stock)	40,193	1,341,735
Investment AB Oresund	1,969	39,540
Investor AB (Class B Stock)	100,361	3,995,052
JM AB	20,275	674,203

	Shares	Value
COMMON STOCKS (Continued)
Sweden (cont’d.)
Medivir AB (Class B Stock)*	6,391	$58,069
Nolato AB (Class B Stock)	13,693	330,373
Skanska AB (Class B Stock)	65,611	1,470,954
SKF AB (Class B Stock)	36,034	930,434
Swedish Match AB	24,896	732,009
Telefonaktiebolaget LM Ericsson (Class B Stock)	147,671	1,854,001
TeliaSonera AB	265,918	1,689,825
Trelleborg AB (Class B Stock)	67,375	1,332,677

		21,678,995

Switzerland — 1.3%
Alpiq Holding AG*	818	65,908
APG SGA SA	1,220	464,185
Baloise Holding AG	9,236	1,220,603
BB Biotech AG*(a)	4,696	1,429,841
Belimo Holding AG	50	108,561
Bucher Industries AG	3,008	724,379
Cie Financiere Richemont SA	13,981	1,123,386
Coltene Holding AG	3,617	278,216
Credit Suisse Group AG*	191,704	5,157,595
Galenica AG(a)	2,202	1,919,520
Helvetia Holding AG	1,415	761,383
Implenia AG	6,158	403,712
Lonza Group AG*	60,787	7,567,862
Metall Zug AG (Class B Stock)	57	155,528
Nestle SA	186,994	14,081,104
Pargesa Holding SA	8,230	577,579
Roche Holding AG	50,114	13,770,931
SGS SA	774	1,475,722
Sika AG	379	1,356,989
Swatch Group AG (The)	7,962	667,320
Swiss Re AG	37,843	3,650,259
Swisscom AG	5,356	3,105,892
Syngenta AG	1,343	456,256
Vaudoise Assurances Holding SA (Class B Stock)	506	247,275
Zurich Insurance Group AG*	5,085	1,718,741

		62,488,747

Taiwan — 0.4%
104 Corp.	14,000	76,429
Accton Technology Corp.	135,000	69,966
Catcher Technology Co. Ltd.	25,000	261,455
Chicony Electronics Co. Ltd.	243,900	682,432
Chimei Materials Technology Corp.	179,000	195,129
Cyberlink Corp.	29,680	88,787
Draytek Corp.	51,000	44,110
DYNACOLOR, Inc.	41,000	85,981
Everlight Electronics Co. Ltd.	137,000	310,289
Far EasTone Telecommunications Co. Ltd.	315,000	759,921
Formosan Rubber Group, Inc.	92,000	93,278
Grape King Bio Ltd.	65,000	281,208
Greatek Electronics, Inc.	315,000	415,578
Holtek Semiconductor, Inc.	67,000	126,164
KD Holding Corp.	9,000	50,206
Lite-On Technology Corp.	126,630	163,810
Lumax International Corp. Ltd.	97,000	191,346
MediaTek, Inc.	55,000	742,817
New Era Electronics Co. Ltd.	56,000	60,741
Pegatron Corp.	33,000	89,035

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Phison Electronics Corp.	63,000	$522,050
Polytronics Technology Corp.	24,000	52,757
Realtek Semiconductor Corp.	314,730	1,002,436
Sigurd Microelectronics Corp.	120,000	115,340
Simplo Technology Co. Ltd.	122,000	613,235
Sitronix Technology Corp.	100,000	363,366
Sonix Technology Co. Ltd.	160,000	249,981
Taiwan Semiconductor Manufacturing Co. Ltd.	1,654,000	7,687,067
Test Research, Inc.	340,000	601,450
Transcend Information, Inc.	203,000	718,726
United Integrated Services Co. Ltd.	85,000	90,088
Yuanta Financial Holding Co. Ltd.	1,076,000	540,928
YungShin Global Holding Corp.	48,000	84,018

		17,430,124

Thailand — 0.1%
Bangkok Bank PCL, NVDR	146,100	827,781
BEC World PCL, NVDR	305,000	384,180
Delta Electronics Thailand PCL, NVDR	147,100	340,076
Hana Microelectronics PCL, NVDR	587,400	795,083
PTT Exploration & Production PCL, NVDR	329,500	1,103,334
PTT PCL, NVDR	98,700	979,088
TTW PCL, NVDR	334,700	117,218

		4,546,760

Turkey
Akcansa Cimento A/S	13,832	92,968
Cimsa Cimento Sanayi VE Ticaret A/S	30,572	179,682
Enka Insaat ve Sanayi A/S	116,110	232,026
Gubre Fabrikalari TAS	134,798	331,397
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S*	57,371	51,521
Koza Altin Isletmeleri A/S	40,641	439,729
Koza Anadolu Metal Madencilik Isletmeleri A/S*	181,159	146,156
Turk Telekomunikasyon A/S	305,431	809,761

		2,283,240

United Arab Emirates
Dragon Oil PLC*	22,835	196,559

United Kingdom — 3.6%
Aberdeen Asset Management PLC	32,348	220,072
Admiral Group PLC	57,112	1,293,162
Aggreko PLC	53,151	1,202,297
Alent PLC	222,601	1,233,071
Amec Foster Wheeler PLC	67,249	899,559
Amlin PLC	136,299	1,020,709
Anglo American PLC, (XJSE)	28,843	435,371
Anglo American PLC, (XLON)	52,412	782,768
ARM Holdings PLC	421,772	6,850,086
Ashmore Group PLC(a)	195,970	825,959
AstraZeneca PLC	54,672	3,751,492
AVEVA Group PLC	38,291	837,015
BAE Systems PLC	173,327	1,343,203
Barclays PLC	1,147,094	4,140,449
Beazley PLC	234,690	998,388
Bellway PLC	14,740	432,049
Berendsen PLC	24,917	412,183
Berkeley Group Holdings PLC	23,464	916,870
BP PLC	639,752	4,146,959
British American Tobacco PLC	17,537	908,133

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Brown (N) Group PLC	82,141	$385,615
BT Group PLC	898,803	5,840,259
Cairn Energy PLC*	156,356	362,270
Capita PLC	503,794	8,328,080
Carillion PLC	43,178	208,956
Centrica PLC	259,085	969,053
Chesnara PLC	109,079	555,403
Clarkson PLC	1,865	62,247
Cobham PLC	318,571	1,435,057
Daily Mail & General Trust PLC (Class A Stock)	56,035	732,982
Dart Group PLC	91,632	492,053
Debenhams PLC	113,570	126,387
Diageo PLC	210,422	5,814,847
Diploma PLC	11,871	141,139
Dunelm Group PLC	18,454	229,946
Fenner PLC	56,982	169,424
Galliford Try PLC	15,633	329,623
GlaxoSmithKline PLC	157,730	3,630,919
HICL Infrastructure Co. Ltd. Fund	169,029	392,403
Highland Gold Mining Ltd.	271,325	148,918
Home Retail Group PLC	53,421	130,296
HSBC Holdings PLC, (QMTF)	1,355,108	11,547,398
HSBC Holdings PLC, (XHKG)	264,800	2,266,099
Imperial Tobacco Group PLC	119,094	5,224,186
Indivior PLC*	8,290	23,365
Intertek Group PLC	32,652	1,209,450
ITE Group PLC	311,252	833,385
James Halstead PLC	42,812	209,573
Kcom Group PLC	782,212	1,056,044
Keller Group PLC	33,461	469,272
Lancashire Holdings Ltd.	56,813	527,649
Legal & General Group PLC	644,925	2,656,013
Lloyds Banking Group PLC*	4,996,473	5,791,574
Marks & Spencer Group PLC	84,936	671,745
Millennium & Copthorne Hotels PLC	68,267	581,272
Moneysupermarket.com Group PLC	66,381	264,458
National Grid PLC	130,342	1,675,676
Next PLC	8,215	854,344
Pace PLC	60,337	307,793
PayPoint PLC	13,661	166,170
Phoenix Group Holdings	37,037	445,584
Playtech PLC	79,547	914,977
Prudential PLC	398,361	9,885,461
QinetiQ Group PLC	269,335	761,826
Reckitt Benckiser Group PLC	97,122	8,343,287
Reed Elsevier NV	80,745	2,011,963
Reed Elsevier PLC	116,669	2,006,456
Rio Tinto Ltd.	39,352	1,705,121
Rio Tinto PLC	40,477	1,669,137
Rolls-Royce Holdings PLC*	80,804	1,139,651
Rotork PLC	23,592	864,969
Royal Bank of Scotland Group PLC*	335,500	1,694,839
Royal Mail PLC	66,288	429,955
Sage Group PLC (The)	213,330	1,473,620
Severn Trent PLC	28,414	866,127
Sky PLC	251,577	3,701,181
Smiths Group PLC	55,729	921,712
Soco International PLC	278,569	643,872
Spectris PLC	33,078	1,057,792
SSE PLC	71,495	1,586,678

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Stagecoach Group PLC	188,903	$976,838
Standard Chartered PLC	34,545	559,513
Subsea 7 SA	96,367	827,524
UBM PLC	113,515	889,040
Ultra Electronics Holdings PLC	32,805	828,526
Unilever NV, CVA	47,360	1,979,051
Unilever PLC	63,623	2,654,560
Vodafone Group PLC	2,506,831	8,203,131
Weir Group PLC (The)	62,961	1,588,725
WH Smith PLC	36,410	699,592
William Hill PLC	167,114	917,663
WPP PLC	279,683	6,351,747
WS Atkins PLC	51,543	973,188
Zytronic PLC	10,311	41,297

		169,085,741

United States — 7.2%
Accenture PLC (Class A Stock)	139,859	13,103,390
ACE Ltd.	16,503	1,839,919
Activision Blizzard, Inc.	308,063	7,000,732
AES Corp.	40,008	514,103
AmerisourceBergen Corp.	19,155	2,177,349
Apple, Inc.	98,787	12,292,066
Arrow Electronics, Inc.*	67,412	4,122,244
Assurant, Inc.	25,379	1,558,524
AT&T, Inc.	49,636	1,620,615
AutoZone, Inc.*	3,320	2,264,771
Avnet, Inc.	93,666	4,168,137
Axis Capital Holdings Ltd.	35,705	1,841,664
Ball Corp.	32,300	2,281,672
Baxter International, Inc.	26,004	1,781,274
Broadcom Corp. (Class A Stock)	196,534	8,508,940
CA, Inc.	201,530	6,571,893
Cablevision Systems Corp. (Class A Stock)(a)	56,293	1,030,162
CenturyLink, Inc.	42,258	1,460,014
Chubb Corp. (The)	18,473	1,867,620
Clorox Co. (The)	18,397	2,030,845
Computer Sciences Corp.	107,216	6,999,060
Consolidated Edison, Inc.	26,554	1,619,794
Corning, Inc.	394,387	8,944,697
DaVita HealthCare Partners, Inc.*	7,634	620,492
Deere & Co	20,670	1,812,552
DENTSPLY International, Inc.	36,337	1,849,190
DIRECTV*	21,051	1,791,440
eBay, Inc.*	218,438	12,599,504
Electronic Arts, Inc.*	127,830	7,518,321
Eli Lilly & Co	25,843	1,877,494
EMC Corp.	441,565	11,286,401
Entergy Corp.	22,238	1,723,223
Fidelity National Information Services, Inc.	142,954	9,729,449
Fiserv, Inc.*	102,053	8,103,008
Flextronics International Ltd.*	376,529	4,772,505
Freeport-McMoRan, Inc.	96,524	1,829,130
General Dynamics Corp.	12,760	1,731,915
General Electric Co.	71,184	1,766,075
General Mills, Inc.	33,517	1,897,062
Harris Corp.	89,453	7,045,318
Hess Corp.	25,206	1,710,731
Hewlett-Packard Co.	365,189	11,379,289
Intel Corp.	436,341	13,644,383

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
International Business Machines Corp.	11,144	$1,788,612
International Paper Co.	36,893	2,047,193
Johnson & Johnson	16,722	1,682,233
Kellogg Co.	27,074	1,785,530
Kimberly-Clark Corp.	17,750	1,901,203
Lam Research Corp.	74,827	5,255,474
Liberty Media Corp. (Class A Stock)*	51,447	1,983,282
Marvell Technology Group Ltd.	305,062	4,484,411
Maxim Integrated Products, Inc.	152,942	5,323,911
McDonalds Corp.	17,750	1,729,560
Merck & Co., Inc.	30,023	1,725,722
Microsoft Corp.	290,620	11,815,156
New York Community Bancorp, Inc.(a)	113,580	1,900,193
Nuance Communications, Inc.*	267,933	3,844,839
PartnerRe Ltd.	15,337	1,753,479
Paychex, Inc.(a)	42,483	2,107,794
PepsiCo, Inc.	21,016	2,009,550
Pfizer, Inc.	60,361	2,099,959
Philip Morris International, Inc.	20,436	1,539,444
Praxair, Inc.	14,026	1,693,499
Procter & Gamble Co. (The)	20,730	1,698,616
RenaissanceRe Holdings Ltd.	17,279	1,723,235
Republic Services, Inc.	52,825	2,142,582
SanDisk Corp.	89,675	5,705,124
Seagate Technology PLC	126,915	6,603,387
Simon Property Group, Inc.	9,156	1,791,280
Southern Co. (The)	44,524	1,971,523
Symantec Corp.	286,086	6,684,399
Texas Instruments, Inc.	212,753	12,166,280
Torchmark Corp.	33,981	1,866,237
Total System Services, Inc.	120,000	4,578,000
U.S. Bancorp	40,534	1,770,120
Wal-Mart Stores, Inc.	23,271	1,914,040
Waste Management, Inc.	43,262	2,346,098
Wells Fargo & Co.	33,960	1,847,424
Western Digital Corp.	79,707	7,254,134
Western Union Co. (The)(a)	381,219	7,933,167
Windstream Holdings, Inc.	190,024	1,406,178
Wyndham Worldwide Corp.	21,956	1,986,359
Xerox Corp.	501,423	6,443,286
Xilinx, Inc.	137,844	5,830,801

		344,420,281

TOTAL COMMON STOCKS (cost $1,242,565,369)		1,267,912,127

EXCHANGE TRADED FUNDS — 9.9%
iShares Core S&P 500 ETF	1,283,602	266,771,004
iShares Core U.S. Aggregate Bond ETF	349,701	38,967,182
iShares MSCI South Korea Capped ETF	420,246	24,054,881
SPDR S&P 500 ETF Trust	677,745	139,906,900

TOTAL EXCHANGE TRADED FUNDS (cost $355,537,755)		469,699,967

PREFERRED STOCKS — 0.1%
Brazil — 0.1%
AES Tiete SA (PRFC)	69,900	376,269
Banco do Estado do Rio Grande do Sul SA (PRFC B)	78,200	272,219
Itausa - Investimentos Itau SA (PRFC)	156,260	490,095
Vale SA (PRFC)	98,000	475,330

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Brazil (cont’d.)
Vale SA (PRFC), ADR	93,800	$454,930

		2,068,843

Germany
Draegerwerk AG & Co. KGaA (PRFC)	1,808	225,083
KSB AG (PRFC)	248	117,351
STO SE & Co. KGaA (PRFC)	7,057	1,183,729

		1,526,163

TOTAL PREFERRED STOCKS (cost $5,339,143)		3,595,006

	Units
RIGHTS*
Spain
Banco Bilbao Vizcaya Argentaria SA,expiring 04/14/15	576,742	83,099
Telefonica SA, expiring 04/12/15	611,786	98,673

		181,772

TOTAL RIGHTS (cost $81,713)		181,772

	Shares
UNAFFILIATED MUTUAL FUNDS — 6.8%
Aston Montag & Caldwell Growth Fund (Institutional Shares)	3,590,476	93,280,570
T. Rowe Price Value Fund (Retail Shares)	6,562,538	229,426,332

TOTAL UNAFFILIATED MUTUAL FUNDS
(cost $267,958,680)		322,706,902

	Units
WARRANTS* — 0.1%
Hong Kong
Sun Hung Kai Properties Ltd., expiring 04/22/16	8,000	23,166

India — 0.1%
Idea Cellular Ltd., expiring 03/13/17	2,537,486	7,467,821

TOTAL WARRANTS (cost $4,694,275)		7,490,987

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.6%
Non-Residential Mortgage-Backed Securities — 3.6%
American Credit Acceptance Receivables Trust,
Series 2012-3, Class A, 144A
1.640%	11/15/16	35	34,759
Series 2013-1, Class A, 144A
1.450%	04/16/18	307	307,137
American Express Credit Account Master Trust,
Series 2014-1, Class A
0.543%(c)	12/15/21	4,440	4,429,637
American Express Issuance Trust II,
Series 2013-2, Class A
0.603%(c)	08/15/19	1,619	1,625,840

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
AmeriCredit Automobile Receivables Trust,
Series 2013-1, Class C
1.570%	01/08/19	610	$609,831
Series 2013-5, Class C
2.290%	11/08/19	4,095	4,123,112
Series 2014-1, Class C
2.150%	03/09/20	3,000	2,996,445
Series 2014-2, Class C
2.180%	06/08/20	2,400	2,399,362
ARL Second LLC,
Series 2014-1A, Class A2, 144A
3.970%	06/15/44	2,315	2,412,526
BA Credit Card Trust,
Series 2014-A3, Class A
0.462%(c)	01/15/20	4,125	4,123,259
Barclays Dryrock Issuance Trust,
Series 2014-1, Class A
0.533%(c)	12/16/19	1,280	1,278,349
Series 2014-2, Class A
0.513%(c)	03/16/20	3,880	3,875,627
Cabelas Credit Card Master Note Trust,
Series 2011-4A, Class A1, 144A
1.900%	10/15/19	4,550	4,613,054
CarFinance Capital Auto Trust,
Series 2013-2A, Class A, 144A
1.750%	11/15/17	282	282,080
Series 2015-1A, Class A, 144A
1.750%	06/15/21	2,030	2,032,593
Chase Issuance Trust,
Series 2012-A2, Class A2
0.445%(c)	05/15/19	2,430	2,431,334
Chrysler Capital Auto Receivables Trust,
Series 2014-AA, Class D, 144A
2.640%	07/15/21	4,780	4,778,853
CIT Equipment Collateral,
Series 2014-VT1, Class A3, 144A
1.500%	10/21/19	5,390	5,395,708
Citibank Credit Card Issuance Trust,
Series 2014-A7, Class A7
0.374%(c)	08/24/18	3,985	3,985,000
CLI Funding V LLC,
Series 2013-1A, Class NOTE, 144A
2.830%	03/18/28	1,068	1,066,975
Series 2013-2A, Class NOTE, 144A
3.220%	06/18/28	1,515	1,532,435
Series 2014-1A, Class A, 144A
3.290%	06/18/29	915	926,132
Consumer Credit Origination Loan Trust,
Series 2015-1, Class A, 144A
2.820%	03/15/21	1,322	1,327,338
CPS Auto Receivables Trust,
Series 2014-C, Class A, 144A
1.310%	02/15/19	3,431	3,418,289
Cronos Containers Program I Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.080%	04/18/28	1,407	1,414,452
Series 2014-2A, Class A, 144A
3.270%	11/18/29	684	693,436

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
DT Auto Owner Trust,
Series 2014-2A, Class C, 144A
2.460%	01/15/20	2,715	$2,721,646
Element Rail Leasing II LLC (Canada),
Series 2015-1A, Class A2, 144A
3.585%	02/19/45	5,795	5,853,193
Exeter Automobile Receivables Trust,
Series 2014-1A, Class A, 144A
1.290%	05/15/18	1,105	1,106,425
Series 2014-2A, Class A, 144A
1.060%	08/15/18	286	285,733
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	1,282	1,283,043
Series 2013-2, Class A, 144A
1.940%	01/15/19	1,055	1,057,188
Series 2014-1, Class B, 144A
2.550%	02/18/20	960	965,015
Ford Credit Auto Owner Trust,
Series 2015-1, Class A, 144A
2.120%	07/15/26	8,095	8,162,974
Global SC Finance II SRL (Barbados),
Series 2013-1A, Class A, 144A
2.980%	04/17/28	4,252	4,266,345
Series 2014-1A, Class A1, 144A
3.190%	07/17/29	2,137	2,151,585
Nissan Master Owner Trust Receivables,
Series 2013-A, Class A
0.475%(c)	02/15/18	4,655	4,654,460
OnDeck Asset Securitization Trust,
Series 2014-1A, Class A, 144A
3.150%	05/17/18	3,075	3,080,034
OneMain Financial Issuance Trust,
Series 2014-1A, Class A, 144A
2.430%	06/18/24	5,130	5,137,746
Series 2014-2A, Class A, 144A
2.470%	09/18/24	2,620	2,613,267
Series 2015-1A, Class A, 144A
3.190%	03/18/26	2,060	2,078,664
Prestige Auto Receivables Trust,
Series 2014-1A, Class B, 144A
1.910%	04/15/20	1,830	1,830,727
Santander Drive Auto Receivables Trust,
Series 2013-3, Class C
1.810%	04/15/19	1,355	1,357,019
Series 2013-4, Class C
3.250%	01/15/20	5,555	5,740,543
Series 2013-5, Class C
2.250%	06/17/19	5,030	5,086,648
Series 2014-1, Class C
2.360%	04/15/20	4,935	4,974,677
Series 2014-2, Class C
2.330%	11/15/19	3,010	3,023,106
Series 2014-3, Class C
2.130%	08/17/20	4,385	4,392,976
SpringCastle America Funding LLC,
Series 2014-AA, Class A, 144A
2.700%	05/25/23	3,603	3,612,280

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	2,920	$2,947,679
Synchrony Credit Card Master Note Trust,
Series 2014-1, Class A
1.610%	11/15/20	5,955	5,972,311
TAL Advantage V LLC,
Series 2013-2A, Class A, 144A
3.550%	11/20/38	4,164	4,258,406
Series 2014-1A, Class A, 144A
3.510%	02/22/39	3,797	3,857,832
Series 2014-2A, Class A2, 144A
3.330%	05/20/39	2,735	2,777,397
Textainer Marine Containers III Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.900%	09/20/38	816	848,726
Series 2014-1A, Class A, 144A
3.270%	10/20/39	1,874	1,897,382
Trinity Rail Leasing 2012 LLC,
Series 2013-1A, Class A, 144A
3.898%	07/15/43	1,539	1,581,051
United Auto Credit Securitization Trust,
Series 2015-1, Class C, 144A
2.250%	06/17/19	1,430	1,429,888
Westlake Automobile Receivables Trust,
Series 2014-1A, Class B, 144A
1.240%	11/15/19	1,669	1,669,340
Series 2014-1A, Class C, 144A
1.700%	11/15/19	2,620	2,617,351
World Financial Network Credit Card Master Trust,
Series 2014-A, Class A
0.553%(c)	12/15/19	4,715	4,715,174

			172,121,394

Residential Mortgage-Backed Securities
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
Series T-15, Class A6
0.568%(c)	11/25/28	56	55,658

TOTAL ASSET-BACKED SECURITIES (cost $171,322,347)			172,177,052

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
BAMLL Commercial Mortgage Securities Trust,
Series 2014-ICTS, Class A, 144A
0.956%(c)	06/15/28	2,215	2,208,032
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class C, 144A
1.572%(c)	06/15/33	2,250	2,250,351
Commercial Mortgage Trust,
Series 2014-SAVA, Class A, 144A
1.322%(c)	06/15/34	3,305	3,299,018
Series 2014-TWC, Class A, 144A
1.022%(c)	02/13/32	2,165	2,161,109
Credit Suisse Mortgage Trust,
Series 2014-ICE, Class B, 144A
1.450%(c)	04/15/27	1,255	1,249,684
Series 2014-ICE, Class C, 144A
1.800%(c)	04/15/27	920	916,318

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through,
Series KGRP, Class A
0.551%(c)	04/25/20	2,748	$2,751,435
Series K038, Class X1, IO
1.354%(c)	03/25/24	27,971	2,393,318
Federal National Mortgage Assoc.,
Series 2012-M14, Class X2, IO
0.621%(c)	09/25/22	51,129	1,530,493
Series 2014-M8, Class A2
3.056%(c)	06/25/24	2,745	2,874,655
Series 2014-M8, Class FA
0.437%(c)	05/25/18	1,848	1,849,983
Series 2014-M8, Class X2, IO
0.545%(c)	06/25/24	48,260	1,505,176
FREMF Mortgage Trust,
Series 2011-K702, Class B
4.936%(c)	04/25/44	530	569,336
Series 2012-K706, Class B
4.163%(c)	11/25/44	3,805	4,024,084
Series 2012-K711, Class B
3.684%(c)	08/25/45	3,815	3,980,506
Series 2013-K712, Class B
3.484%(c)	05/25/45	2,654	2,730,689
Series 2012-KF01, Class B
2.754%(c)	10/25/44	5,780	5,907,148
Series 2013-KF02, Class B
3.169%(c)	12/25/45	3,627	3,749,344
Series 2014-K36, Class B
4.362%(c)	12/25/46	2,195	2,352,373
Series 2014-K38, Class B
4.223%(c)	06/25/47	1,740	1,843,062
Government National Mortgage Assoc.,
Series 2011-147, Class IO, IO
1.056%(c)	10/16/44	30,656	1,616,774
Series 2012-53, Class IO, IO
1.019%(c)	03/16/47	11,817	764,716
Series 2012-70, Class IO, IO
0.843%(c)	08/16/52	15,330	837,138
Series 2012-107, Class IO, IO
0.676%(c)	12/16/53	30,994	1,744,229
Series 2012-123, Class IO, IO
0.841%(c)	12/16/51	17,692	1,194,226
Series 2012-132, Class IO, IO
1.116%(c)	06/16/54	3,624	246,096
Series 2012-135, Class IO, IO
0.894%(c)	01/16/53	33,684	2,249,053
Series 2012-147, Class AK
2.587%(c)	04/16/54	2,435	2,524,665
Series 2012-152, Class IO, IO
0.755%(c)	01/16/54	13,774	876,305
Series 2014-45, Class BI, IO
0.904%(c)	07/16/54	14,917	1,068,193
Series 2014-47, Class 1A, IO
1.379%(c)	02/16/48	20,702	1,591,151
Series 2014-75, Class IO, IO
0.957%(c)	08/16/54	73,685	4,753,441
Series 2014-92, Class IO, IO
0.688%(c)	05/16/54	12,179	716,737

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
GP Portfolio Trust,
Series 2014-GPP, Class A, 144A
1.122%(c)	02/15/27		4,000	$3,989,520
Hilton USA Trust,
Series 2013-HLF, Class AFL, 144A
1.171%(c)	11/05/30		1,828	1,828,082
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-FBLU, Class A, 144A
1.122%(c)	12/15/28		4,100	4,101,320
LSTAR Commercial Mortgage Trust,
Series 2014-2, Class B, 144A
4.205%(c)	01/20/41		1,225	1,260,432
Motel 6 Trust,
Series 2015-MTL6, Class B, 144A
3.298%	02/05/30		3,835	3,870,478
SCG Trust,
Series 2013-SRP1, Class A, 144A
1.572%(c)	11/15/26		1,300	1,300,254
Washington Mutual Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A1A, 144A
5.349%(c)	03/23/45		2,094	2,140,040

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $88,723,140)				88,818,964

CORPORATE BONDS — 8.9%
Brazil
CIMPOR Financial Operations BV,
Gtd. Notes, 144A
5.750%	07/17/24		1,195	991,850
Marfrig Holding Europe BV,
Gtd. Notes, 144A
6.875%	06/24/19		1,280	1,088,000

				2,079,850

Canada — 1.1%
Bank of Montreal,
Covered Bonds, 144A
1.950%	01/30/18		5,050	5,148,354
Bank of Nova Scotia (The),
Covered Bonds, 144A
1.950%	01/30/17	(a)	5,475	5,573,304
2.150%	08/03/16		4,620	4,713,172
Barrick Gold Corp.,
Sr. Unsec’d. Notes
4.100%	05/01/23	(a)	2,829	2,790,840
Canadian Imperial Bank of Commerce,
Covered Bonds, 144A
2.750%	01/27/16		8,560	8,713,738
Cogeco Cable, Inc.,
Gtd. Notes, 144A
4.875%	05/01/20		1,205	1,220,063
Royal Bank of Canada,
Covered Bonds
0.625%	12/05/16		9,165	9,170,517
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38	(a)	1,935	2,485,687

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Toronto-Dominion Bank (The),
Covered Bonds, 144A
1.500%	03/13/17		12,580	$12,713,751

				52,529,426

Chile
VTR Finance BV,
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		800	830,000

China
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23		1,220	1,191,692

Denmark
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16		1,985	2,043,319

Germany — 0.6%
Deutsche Annington Finance BV,
Gtd. Notes, 144A
3.200%	10/02/17		3,525	3,628,311

EMD Finance LLC,
Gtd. Notes, 144A
2.400%	03/19/20		14,420	14,581,951
FMS Wertmanagement AoeR,
Govt. Gtd. Notes
1.625%	11/20/18		4,995	5,064,790
Norddeutsche Landesbank Girozentrale,
Sec’d. Notes, 144A
0.875%	10/16/15		4,400	4,408,496
2.000%	02/05/19		1,800	1,825,830

				29,509,378

Ireland — 0.1%
Fly Leasing Ltd.,
Sr. Unsec’d. Notes
6.375%	10/15/21		2,555	2,529,450
XLIT Ltd.,
Gtd. Notes
5.750%	10/01/21		1,410	1,658,638

				4,188,088

Italy — 0.1%
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	(a)	2,570	2,692,075

Mexico — 0.2%
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		1,866	1,954,993
Mexico Generadora de Energia S de RL,
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		2,255	2,288,825
Petroleos Mexicanos,
Gtd. Notes, 144A
4.500%	01/23/26		3,030	3,087,570

				7,331,388

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands — 0.1%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Gtd. Notes
3.875%	02/08/22		750	$807,140
3.950%	11/09/22		1,845	1,909,948

				2,717,088

Peru
BBVA Banco Continental SA,
Sr. UnSec’d. Notes, 144A
3.250%	04/08/18	(a)	1,680	1,726,200

Supranational Bank — 0.1%
Eurasian Development Bank,
Sr. Unsec’d. Notes, 144A
5.000%	09/26/20		5,490	5,188,050

United Kingdom — 0.9%
Barclays Bank PLC,
Sub. Notes, 144A
10.179%	06/12/21		6,700	9,165,399
Barclays PLC,
Sr. Unsec’d. Notes
3.650%	03/16/25		1,310	1,313,997
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22	(a)	2,995	3,221,677
Sub. Notes
5.250%	03/14/44		2,310	2,630,224
Inmarsat Finance PLC,
Gtd. Notes, 144A
4.875%	05/15/22		1,620	1,620,000
Rio Tinto Finance USA PLC,
Gtd. Notes
3.500%	03/22/22		2,210	2,283,262
4.125%	08/21/42		4,405	4,338,445
Royal Bank of Scotland PLC (The),
Gtd. Notes
4.375%	03/16/16		8,750	9,027,463
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	(a)	5,230	5,673,473
Tesco PLC,
Sr. Unsec’d. Notes, 144A
6.150%	11/15/37		1,431	1,512,475

				40,786,415

United States — 5.7%
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22		5,958	6,102,642
3.800%	03/15/25		1,904	1,964,985
3.850%	06/15/24	(a)	2,766	2,857,109
4.850%	06/15/44		3,363	3,572,027
Aflac, Inc.,
Sr. Unsec’d. Notes
2.400%	03/16/20		3,325	3,363,494
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.750%	04/15/17	(a)	1,565	1,686,287

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Ally Financial, Inc.,
Gtd. Notes
3.500%	07/18/16		1,160	$1,174,500
Sr. Unsec’d. Notes
3.250%	09/29/17		1,315	1,305,966
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	(a)	1,720	1,845,536
9.950%	11/10/38		2,847	4,940,934
American Axle & Manufacturing, Inc.,
Gtd. Notes
7.750%	11/15/19		1,635	1,859,813
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		2,200	2,384,686
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	08/15/16		6,540	6,655,686
3.900%	03/11/24	(a)	4,485	4,693,642
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20		1,720	1,982,945
Sr. Unsec’d. Notes, MTN
1.125%(c)	04/01/19		4,960	4,989,041
3.300%	01/11/23		4,960	5,024,673
5.000%	01/21/44	(a)	1,195	1,371,647
Sub. Notes, MTN
4.000%	01/22/25		4,527	4,563,637
4.200%	08/26/24	(a)	1,695	1,753,589
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18		1,160	1,303,049
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		1,845	1,865,308
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	(a)	5,665	5,737,495
CBS Corp.,
Gtd. Notes
4.600%	01/15/45	(a)	2,505	2,550,158
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		1,945	1,974,175
Chesapeake Energy Corp.,
Gtd. Notes
3.503%(c)	04/15/19		810	779,625
Citigroup, Inc.,
Sr. Unsec’d. Notes
8.125%	07/15/39	(a)	2,955	4,648,451
Sub. Notes
3.875%	03/26/25		4,735	4,752,785
4.300%	11/20/26	(a)	3,100	3,206,302
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22		4,726	4,661,017
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes, 144A
6.250%	04/01/23	(a)	1,460	1,474,600

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		2,425	$2,442,792
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44		645	674,240
DuPont Fabros Technology LP,
Gtd. Notes, REIT
5.875%	09/15/21		1,212	1,251,390
Dynegy Finance I, Inc./Dynegy Finance II, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	11/01/19		510	527,850
7.375%	11/01/22		405	425,756
7.625%	11/01/24	(a)	765	801,337
Eastman Chemical Co.,
Sr. Unsec’d. Notes
4.650%	10/15/44		7,800	8,185,780
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20		3,795	3,984,048
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24	(a)	2,180	2,112,974
4.700%	03/15/21	(a)	2,560	2,587,464
5.200%	03/15/25		1,410	1,412,193
5.750%	10/01/44	(a)	6,120	5,927,336
Enterprise Products Operating LLC,
Gtd. Notes
4.850%	03/15/44	(a)	2,926	3,154,161
4.950%	10/15/54	(a)	1,030	1,099,310
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21		2,190	2,299,500
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.192%(c)	01/09/18	(a)	4,095	4,106,102
1.700%	05/09/16		2,280	2,290,609
5.000%	05/15/18		2,045	2,230,005
Gannett Co., Inc.,
Gtd. Notes, 144A
5.500%	09/15/24	(a)	2,490	2,605,163
General Motors Financial Co., Inc.,
Gtd. Notes
3.500%	07/10/19	(a)	2,145	2,202,192
4.750%	08/15/17		600	631,920
George Washington University (The),
Bonds
3.485%	09/15/22		1,275	1,335,103
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.600%	04/23/20		3,423	3,459,417
Sr. Unsec’d. Notes, MTN
1.861%(c)	11/29/23		4,375	4,509,391
HCA, Inc.,
Sr. Sec’d. Notes
5.250%	04/15/25	(a)	1,780	1,922,400
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20	(a)	3,560	3,995,719

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
JPMorgan Chase & Co.,
Sub. Notes
3.875%	09/10/24		3,820	$3,918,900
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		2,975	3,292,861
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24	(a)	2,290	2,341,603
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25	(a)	4,650	4,772,965
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		2,555	2,770,570
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44		2,695	2,894,842
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54		3,795	3,808,962
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18	(a)	575	602,313
Medtronic, Inc.,
Gtd. Notes, 144A
4.375%	03/15/35		5,095	5,540,522
Mens Wearhouse, Inc. (The),
Gtd. Notes, 144A
7.000%	07/01/22	(a)	1,515	1,594,537
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.350%	02/10/22		4,615	4,619,070
Monsanto Co.,
Sr. Unsec’d. Notes
4.700%	07/15/64		2,795	3,041,466
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23		2,900	3,037,283
4.300%	01/27/45	(a)	2,210	2,290,062
Sub. Notes, MTN
4.350%	09/08/26		3,660	3,836,646
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	10/26/20	(a)	1,735	1,702,469
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		1,470	1,556,943
6.000%	03/01/41		595	669,778
Phillips 66,
Gtd. Notes
4.300%	04/01/22		3,295	3,592,604
4.650%	11/15/34	(a)	5,846	6,194,340
5.875%	05/01/42		1,750	2,084,702
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25		1,250	1,252,104

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (contd.)
Reynolds American, Inc.,
Gtd. Notes
7.250%	06/15/37		660	$869,613
Rowan Cos., Inc.,
Gtd. Notes
5.400%	12/01/42		2,380	1,952,105
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	03/01/25	(a)	2,320	2,293,900
Seventy Seven Operating LLC,
Gtd. Notes
6.625%	11/15/19	(a)	1,595	1,192,263
Signet UK Finance PLC,
Gtd. Notes
4.700%	06/15/24		1,440	1,478,141
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	04/15/25	(a)	925	929,625
6.000%	07/15/24	(a)	1,475	1,548,750
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.750%	03/01/25		2,110	2,152,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
5.000%	01/15/18		1,420	1,462,600
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	(a)	1,560	1,589,250
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/20		1,670	1,782,725
Valeant Pharmaceuticals International, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	05/15/23		940	963,500
6.125%	04/15/25		780	807,300
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.012%	08/21/54		4,004	4,154,510
Sr. Unsec’d. Notes, 144A
4.672%	03/15/55		4,722	4,624,448
Wells Fargo & Co.,
Sub. Notes, MTN
4.100%	06/03/26	(a)	6,590	6,952,898
Wells Fargo Capital X,
Ltd. Gtd. Notes
5.950%	12/01/86	(a)	2,445	2,533,631
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.550%	06/24/24	(a)	1,400	1,355,918
Williams Partners LP,
Sr. Unsec’d. Notes
5.400%	03/04/44	(a)	2,260	2,267,024

				269,545,899

TOTAL CORPORATE BONDS (cost $413,753,123)				422,358,868

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS — 0.4%
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
7.158%	03/12/45	4,575	$4,712,250
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25	2,325	2,386,031
4.600%	01/23/46	2,240	2,290,400
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
5.500%	12/11/42	1,290	1,435,499
Province of Manitoba (Canada),
Unsec’d. Notes
9.625%	12/01/18	1,170	1,485,358
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18	2,230	2,336,193
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	2,790	2,876,490

TOTAL FOREIGN GOVERNMENT BONDS (cost $16,961,755)			17,522,221

MUNICIPAL BONDS — 0.2%
Florida — 0.2%
State Board of Administration Finance Corp.,
Revenue Bonds,
2.995%	07/01/20	7,695	7,915,539

Ohio
American Municipal Power, Inc.,
Revenue Bonds, BABs,
8.084%	02/15/50	265	428,818

Pennsylvania
Philadelphia Authority for Industrial Development,
Revenue Bonds,
3.964%	04/15/26	2,720	2,771,354

TOTAL MUNICIPAL BONDS (cost $10,809,771)			11,115,711

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Fannie Mae REMICS,
Series 2011-14, Class PB
5.000%	03/25/41	2,593	3,046,917
Series 2012-15, Class PZ
4.000%	03/25/42	3,506	3,825,518
Series 2012-134, Class IL, IO
3.500%	12/25/32	1,651	237,317
Series 2013-51, Class GI, IO
3.000%	10/25/32	5,129	607,298
Series 2014-9, Class A
4.000%	05/25/37	931	1,008,206
Series 2014-11, Class KZ
2.500%	10/25/41	2,502	2,188,293
Series 2014-26, Class V
4.000%	04/25/33	6,047	6,462,212
Freddie Mac REMICS,
Series 2646, Class SH
13.570%(c)	07/15/33	2	2,230
Series 4149, Class IO, IO
3.000%	01/15/33	4,158	526,107

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 4170, Class QI, IO
3.000%	05/15/32	5,241	$556,661
Series 4357, Class MA
3.000%	10/15/42	1,682	1,743,076
Government National Mortgage Assoc.,
Series 2004-65, Class VG
5.500%	10/20/23	8,282	8,847,354
Series 2010-98, Class DG
4.500%	09/20/38	1,030	1,133,661
Series 2014-20, Class SA, IO
5.924%(c)	02/20/44	10,660	1,445,089
Series 2014-43, Class Z
4.000%	03/20/44	3,195	3,563,418
Impac Secured Assets Trust,
Series 2006-1, Class 2A2
0.584%(c)	05/25/36	776	751,074
Series 2006-2, Class 2A1
0.524%(c)	08/25/36	12	11,543
Series 2006-2, Class 2M1
0.674%(c)	08/25/36	790	718,823
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3
2.197%(c)	04/25/45	1,842	1,850,500
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-16, Class A5
5.000%	11/25/36	318	327,374

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $38,579,779)			38,852,671

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Federal Home Loan Mortgage Corp.
3.000%	01/01/43-03/01/43	11,708	11,976,247
Federal National Mortgage Assoc.
3.000%	04/01/43-08/01/43	23,425	24,002,890
3.259%(c)	06/01/42	1,671	1,753,449
4.000%	01/01/44	12,185	13,027,542
4.500%	12/01/43	38,060	41,540,434
Government National Mortgage Assoc.
4.000%	03/20/42	332	354,597
4.500%	07/20/41	290	315,817
5.500%	02/20/34-01/15/37	942	1,076,006
6.000%	12/15/38	267	303,965

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $91,076,960)			94,350,947

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bond
3.000%	11/15/44	1,625	1,780,517
U.S. Treasury Bonds
3.125%	08/15/44	5,710	6,397,433
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19-07/15/24	38,445	38,671,299
0.250%	01/15/25	23,535	23,385,427

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes
0.375%	10/31/16		1,280	$1,278,400
0.500%	09/30/16		809	809,822
1.375%	02/29/20		1,670	1,670,391
2.000%	02/15/25	(a)	1,690	1,700,694
2.250%	04/30/21-11/15/24		2,875	2,960,844

TOTAL U.S. TREASURY OBLIGATIONS (cost $78,064,220)				78,654,827

TOTAL LONG-TERM INVESTMENTS (cost $2,785,468,030)				2,995,438,022

	Shares
SHORT-TERM INVESTMENT — 37.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,790,237,995; includes $106,563,435 of cash collateral for securities on loan)(b)(w)	1,790,237,995	1,790,237,995

TOTAL INVESTMENTS — 100.5% (cost $4,575,706,025)		4,785,676,017
Liabilities in excess of other assets(x) — (0.5)%		(25,882,269)

NET ASSETS — 100.0%		$4,759,793,748

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $101,766,556; cash collateral of $106,563,435 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
940	90 Day Euro Dollar	Dec. 2015	$ 233,296,250	$ 233,460,750	$164,500
50	2 Year U.S.Treasury Notes	Jun. 2015	10,933,219	10,957,813	24,594
1,116	10 Year Australian Treasury Bonds	Jun. 2015	847,738,940	849,460,229	1,721,289
638	10 Year U.K. Gilt	Jun. 2015	112,096,940	114,278,403	2,181,463
202	20 Year U.S. Treasury Bonds	Jun. 2015	32,715,690	33,102,750	387,060
532	30 Year U.S. Ultra Treasury Bonds	Jun. 2015	89,491,266	90,373,500	882,234
462	DAX Index	Jun. 2015	148,845,872	149,159,454	313,582
6,460	Euro STOXX 50	Jun. 2015	248,291,193	252,212,426	3,921,233
302	Hang Seng China Enterprises Index	Apr. 2015	23,196,726	24,134,212	937,486
666	MSCI Taiwan Stock Index	Apr. 2015	23,574,090	23,509,800	(64,290)
581	Nikkei 225 Index	Jun. 2015	91,013,324	93,058,824	2,045,500
4,854	OMXS30 Index	Apr. 2015	92,779,907	93,448,581	668,674
1,527	Russell 2000 Mini Index	Jun. 2015	188,195,115	190,707,030	2,511,915
2,895	S&P 500 E-Mini	Jun. 2015	299,412,143	298,300,800	(1,111,343)
446	S&P/TSX 60 Index	Jun. 2015	60,586,280	60,940,950	354,670
1,322	SGX CNX Nifty Index	Apr. 2015	22,835,368	22,577,116	(258,252)

					14,680,315

Short Positions:
940	90 Day Euro Dollar	Dec. 2016	231,533,750	231,698,250	(164,500)
2,778	5 Year U.S. Treasury Notes	Jun. 2015	331,700,113	333,945,986	(2,245,873)
75	10 Year U.S. Treasury Notes	Jun. 2015	9,649,202	9,667,969	(18,767)
70	30 Year U.S. Ultra Treasury Bonds	Jun. 2015	11,775,071	11,891,250	(116,179)
360	ASX SPI 200 Index	Jun. 2015	39,991,165	40,347,617	(356,452)
153	Euro-BTP Italian Government Bond	Jun. 2015	22,864,784	23,127,180	(262,396)
1,368	FTSE 100 Index	Jun. 2015	137,214,988	136,509,813	705,175
2,139	Mini MSCI Emerging Markets Index	Jun. 2015	100,418,440	103,998,180	(3,579,740)

					(6,038,732)

					$8,641,583

(1)	Cash of $70,296,302 has been segregated with UBS AG to cover requirements for open future contracts at March 31, 2015.

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 06/25/15	State Street Bank	GBP	3,529	$5,240,863	$5,231,517	$(9,346)
Danish Krone,
Expiring 06/25/15	State Street Bank	DKK	30,179	4,320,819	4,356,153	35,334
Indian Rupee,
Expiring 06/25/15	Citigroup Global Markets	INR	5,383,800	84,617,682	84,447,679	(170,003)

				$94,179,364	$94,035,349	(144,015)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 06/25/15	Hong Kong & Shanghai Bank	AUD	159,939	$122,013,145	$121,229,941	$783,204
British Pound,
Expiring 06/25/15	State Street Bank	GBP	38,316	56,491,520	56,804,232	(312,712)
Canadian Dollar,
Expiring 06/25/15	Canadian Imperial Bank of Commerce	CAD	210,354	164,979,001	165,892,517	(913,516)
Expiring 06/25/15	Hong Kong & Shanghai Bank	CAD	17,031	13,390,827	13,431,399	(40,572)
Euro,
Expiring 06/25/15	State Street Bank	EUR	314,331	335,447,159	338,392,099	(2,944,940)

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 06/25/15	State Street Bank	JPY	6,479,594	$53,664,092	$54,093,108	$(429,016)
Norwegian Krone,
Expiring 06/25/15	UBS AG	NOK	179,940	22,155,266	22,285,314	(130,048)
Singapore Dollar,
Expiring 06/25/15	Deutsche Bank AG	SGD	122,577	87,972,632	89,125,717	(1,153,085)
Expiring 06/25/15	Standard Chartered PLC	SGD	120,427	86,454,886	87,562,933	(1,108,047)
South African Rand,
Expiring 06/25/15	Deutsche Bank AG	ZAR	26,709	2,147,943	2,170,537	(22,594)
South Korean Won,
Expiring 06/25/15	Standard Chartered PLC	KRW	26,120,000	23,114,635	23,479,214	(364,579)
Swiss Franc,
Expiring 06/25/15	State Street Bank	CHF	1,848	1,868,656	1,908,435	(39,779)

				$969,699,762	$976,375,446	(6,675,684)

						$(6,819,699)

Total Return swap agreements outstanding at March 31, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)(1)
BNP Paribas	06/23/15	528	Receive fixed payments on the KBW Banks Total Return Index and pay variable payments on 3 Month LIBOR-BBA +57 bps	$(1,832,327)	$—	$(1,832,327)
JPMorgan Chase	05/18/16	100	Pay or receive amounts based on market value fluctuation of Bloomberg Index Metals.	(1,063,713)	—	(1,063,713)
JPMorgan Chase	05/18/16	200	Pay or receive amounts based on markets value fluctuation of Bloomberg Index Metals.	(21,994)	—	(21,994)
UBS AG	06/22/16	528	Receive fixed payments on the KBW Banks Total Return Index and pay variable payments on the 3 Month LIBOR-BBA +65 bps	(1,631,582)	—	(1,631,582)
UBS AG	06/17/16	316	Receive fixed payments on the S&P 500 Index and pay variable payments based on the 3 Month LIBOR-ICE +45 bps	(500,079)	—	(500,079)

				$ (5,049,695)	$—	$ (5,049,695)

(1)	Cash collateral of $1,890,000 has been segregated with JPMorgan Chase to cover requirements for open contracts.

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolios investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$39,365,042	$—
Austria	1,138,770	269,562	—
Belgium	669,385	13,848,223	—
Brazil	2,926,455	—	—
Cambodia	—	350,570	—
Canada	29,435,828	—	—
Chile	555,089	—	—
China	5,958,114	16,376,034	35,288
Colombia	552,486	—	—
Cyprus	174,070	—	—
Czech Republic	—	1,482,849	—
Denmark	—	2,458,721	—
Finland	456,284	18,546,588	—
France	772,449	79,051,614	—
Germany	171,649	67,352,960	—
Greece	163,922	103,751	—
Guernsey	353,026	—	—
Hong Kong	16,329,172	30,014,918	—
Indonesia	—	3,070,137	—
Ireland	—	2,265,960	—
Israel	9,297,979	5,668,729	—
Italy	576,958	14,896,794	18,613
Japan	—	172,214,497	—
Kazakhstan	345,667	—	—
Liechtenstein	37,232	—	—
Luxembourg	—	5,378,975	—
Malaysia	274,995	524,454	—
Mexico	2,801,181	—	—
Netherlands	32,117	16,364,274	—
New Zealand	—	1,788,282	—
Norway	862,356	20,502,498	—
Philippines	318,699	229,357	—
Poland	298,097	2,397,141	—
Portugal	109,001	1,802,862	—
Russia	2,989,783	—	—
Singapore	461,005	17,841,486	—
South Africa	1,873,285	7,976,902	—
South Korea	698,042	5,147,243	—
Spain	358,369	17,445,891	—
Sweden	614,858	21,064,137	—
Switzerland	916,870	61,571,877	—
Taiwan	—	17,430,124	—
Thailand	—	4,546,760	—
Turkey	—	2,283,240	—
United Arab Emirates	—	196,559	—
United Kingdom	3,877,171	165,208,570	—
United States	344,420,281	—	—
Exchange Traded Funds	469,699,967	—	—
Preferred Stocks
Brazil	2,068,843	—	—
Germany	1,183,729	342,434	—

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Rights
Spain	$181,772	$—	$—
Unaffiliated Mutual Funds	322,706,902	—	—
Warrants
Hong Kong	23,166	—	—
India	—	7,467,821	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	167,429,463	4,691,931
Residential Mortgage-Backed Securities	—	55,658	—
Commercial Mortgage-Backed Securities	—	88,818,964	—
Corporate Bonds	—	422,358,868	—
Foreign Government Bonds	—	17,522,221	—
Municipal Bonds	—	11,115,711	—
Residential Mortgage-Backed Securities	—	38,852,671	—
U.S. Government Agency Obligations	—	94,350,947	—
U.S. Treasury Obligations	—	78,654,827	—
Affiliated Money Market Mutual Fund	1,790,237,995	—	—
Other Financial Instruments*
Futures	8,641,583	—	—
Foreign Forward Currency Contracts	—	(6,819,699)	—
Total Return Swaps	—	(5,049,695)	—

Total	$3,025,564,602	$1,752,137,772	$4,745,832

*   Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 were as follows (unaudited):

Affiliated Money Market Mutual Fund (2.2% represents investments purchased with collateral from securities on loan)	37.6%
Exchange Traded Funds	9.9
Unaffiliated Mutual Funds	6.8
Banks	5.8
Non-Residential Mortgage-Backed Securities	3.6
Pharmaceuticals	2.2
Oil, Gas & Consumable Fuels	2.2
U.S. Government Agency Obligations	2.0
Commercial Mortgage-Backed Securities	1.9
U.S. Treasury Obligations	1.6
Insurance	1.6
Semiconductors & Semiconductor Equipment	1.6
Diversified Telecommunication Services	1.4
Technology Hardware, Storage & Peripherals	1.4
Software	1.3
IT Services	1.3
Machinery	1.0
Media	1.0
Metals & Mining	0.8
Residential Mortgage-Backed Securities	0.8
Wireless Telecommunication Services	0.7
Auto Components	0.7
Electronic Equipment, Instruments & Components	0.7
Chemicals	0.7
Capital Markets	0.7
Food Products	0.5
Health Care Equipment & Supplies	0.5
Commercial Services & Supplies	0.4
Food & Staples Retailing	0.4
Electric Utilities	0.4
Communications Equipment	0.4
Real Estate Management & Development	0.4
Internet Software & Services	0.4
Aerospace & Defense	0.4

Tobacco	0.4%
Foreign Government Bonds	0.4
Energy Equipment & Services	0.3
Consumer Finance	0.3
Household Durables	0.3
Household Products	0.3
Professional Services	0.3
Automobiles	0.3
Multi-Utilities	0.3
Hotels, Restaurants & Leisure	0.3
Textiles, Apparel & Luxury Goods	0.3
Construction & Engineering	0.3
Industrial Conglomerates	0.3
Beverages	0.3
Health Care Providers & Services	0.2
Diversified Financial Services	0.2
Specialty Retail	0.2
Electrical Equipment	0.2
Municipal Bonds	0.2
Trading Companies & Distributors	0.2
Construction Materials	0.2
Life Sciences Tools & Services	0.2
Building Products	0.2
Real Estate Investment Trusts (REITs)	0.1
Road & Rail	0.1
Airlines	0.1
Transportation Infrastructure	0.1
Containers & Packaging	0.1
Gas Utilities	0.1
Paper & Forest Products	0.1
Thrifts & Mortgage Finance	0.1
Water Utilities	0.1
Marine	0.1
Independent Power & Renewable Electricity Producers	0.1
Multiline Retail	0.1

100.5
Liabilities in excess of other assets	(0.5)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value
at 03/31/15
Equity contracts	$9,796,929
Foreign exchange contracts	(6,819,699)
Interest rate contracts	2,553,425
Commodity contracts	(1,085,707)

Total	$4,444,948

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 69.6%
COMMON STOCKS — 33.8%
Australia — 0.9%
Ausdrill Ltd.(a)	168,449	$35,258
Beach Energy Ltd.	537,567	413,701
BHP Billiton Ltd.	116,193	2,700,792
BHP Billiton PLC	141,414	3,103,361
Breville Group Ltd.	31,352	179,642
BWP Trust, REIT	201,870	460,474
Cardno Ltd.(a)	69,782	173,142
carsales.com Ltd.	22,883	180,040
Collection House Ltd.	167,792	295,888
Commonwealth Bank of Australia	16,361	1,160,495
CSL Ltd.	3,978	278,310
Decmil Group Ltd.	143,889	138,606
DuluxGroup Ltd.	72,168	351,117
Fleetwood Corp. Ltd.(a)	46,387	49,383
Flight Centre Travel Group Ltd.(a)	34,777	1,046,707
GPT Group (The), REIT	311,564	1,082,171
Independence Group NL	77,750	308,703
Invocare Ltd.	11,354	113,376
JB Hi-Fi Ltd.	16,065	227,853
M2 Group Ltd.	135,809	1,046,672
MACA Ltd.	162,849	108,410
Metcash Ltd.(a)	375,265	441,544
Mirvac Group, REIT	563,594	860,559
Monadelphous Group Ltd.(a)	72,008	545,769
Myer Holdings Ltd.(a)	94,836	97,741
National Australia Bank Ltd.	45,189	1,322,875
NRW Holdings Ltd.	163,280	24,788
Orica Ltd.	26,242	398,491
OZ Minerals Ltd.	196,165	584,950
PanAust Ltd.	346,349	450,581
Programmed Maintenance Services Ltd.	52,500	96,428
RCR Tomlinson Ltd.	111,491	169,453
REA Group Ltd.	3,438	125,937
Resolute Mining Ltd.*	426,796	99,402
Sandfire Resources NL	70,788	236,761
Sirtex Medical Ltd.	25,434	401,263
Spark Infrastructure Group	88,052	132,518
Stockland, REIT	354,287	1,210,451
Telstra Corp. Ltd.	1,289,950	6,192,346
Thorn Group Ltd.	138,761	281,644
Westpac Banking Corp.	46,432	1,387,901
Woodside Petroleum Ltd.	62,042	1,625,433
Woolworths Ltd.	193,825	4,340,513

		34,481,449

Austria — 0.1%
Oesterreichische Post AG	51,439	2,533,178
Raiffeisen Bank International AG	9,718	135,052
Semperit AG Holding	2,334	109,671

		2,777,901

Belgium — 0.2%
Ageas	25,008	898,096
Anheuser-Busch InBev NV	21,742	2,656,109
Colruyt SA	43,677	1,900,938
Groupe Bruxelles Lambert SA	4,013	332,713
Melexis NV	1,721	102,694

		5,890,550

	Shares	Value
COMMON STOCKS (Continued)
Bermuda
Montpelier Re Holdings Ltd.	18,300	$703,452

Brazil — 0.2%
AMBEV SA	264,000	1,525,328
CCR SA	65,400	338,316
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	32,600	176,692
Cia Energetica de Minas Gerais, ADR(a)	230,292	941,894
Eternit SA	46,500	43,418
EZ TEC Empreendimentos e Participacoes SA	23,900	151,193
Grupo BTG Pactual, UTS	139,700	1,109,178
Mahle-Metal Leve SA	13,000	80,365
Souza Cruz SA	44,100	349,451
TOTVS SA	18,300	210,147
Tractebel Energia SA	13,600	151,445
Transmissora Alianca de Energia Eletrica SA, UTS	47,500	315,372
Vale SA	92,100	518,280

		5,911,079

Canada — 0.7%
Bank of Montreal	8,919	534,485
Bank of Nova Scotia (The)	18,990	952,686
BCE, Inc.	27,596	1,168,290
Calloway Real Estate Investment Trust, REIT	18,320	420,917
Canadian Imperial Bank of Commerce	13,497	978,481
CCL Industries, Inc. (Class B Stock)	10,100	1,136,355
Centerra Gold, Inc.	84,200	410,845
Chartwell Retirement Residences	71,381	696,592
Constellation Software, Inc.	1,800	622,137
Corus Entertainment, Inc. (Class B Stock)	60,000	911,452
Genworth MI Canada, Inc.(a)	111,900	2,473,807
Great-West Lifeco, Inc.	18,543	536,137
IAMGOLD Corp.*(a)	147,900	275,586
Magna International, Inc.	25,600	1,368,581
Nevsun Resources Ltd.	31,000	104,512
RioCan Real Estate Investment Trust, REIT	71,225	1,629,141
Rogers Communications, Inc. (Class B Stock)	145,900	4,884,260
Royal Bank of Canada	17,117	1,030,358
Shaw Communications, Inc. (Class B Stock)	115,900	2,600,670
Stantec, Inc.	7,600	181,877
Teck Resources Ltd. (Class B Stock)	72,300	992,123
Toronto-Dominion Bank (The)	25,104	1,074,484
Transcontinental, Inc. (Class A Stock)	61,100	844,222
Yellow Pages Ltd.*	16,465	199,678

		26,027,676

Chile
Administradora de Fondos de Pensiones Habitat SA	321,204	473,232
Enersis SA, ADR(a)	34,500	560,970
Inversiones Aguas Metropolitanas SA	47,780	76,899

		1,111,101

China — 0.5%
Anhui Conch Cement Co. Ltd. (Class H Stock)	506,000	1,910,781
China BlueChemical Ltd. (Class H Stock)	902,000	344,233
China Lilang Ltd.	145,000	111,936

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Lumena New Materials Corp.*	2,722,000	$3,511
China Mobile Ltd.	204,500	2,665,125
CNOOC Ltd. (Class H Stock)	1,418,000	2,001,259
Dongfeng Motor Group Co. Ltd. (Class H Stock)	934,000	1,493,876
Guangdong Investment Ltd.	2,158,000	2,829,937
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,266,000	936,438
Jiangsu Expressway Co. Ltd. (Class H Stock)	608,000	816,434
NetEase, Inc., ADR	10,091	1,062,582
Pacific Online Ltd.	255,000	107,077
Peak Sport Products Co. Ltd.	786,000	223,174
Shenguan Holdings Group Ltd.	1,258,000	384,573
SouFun Holdings Ltd., ADR	45,400	272,400
TravelSky Technology Ltd. (Class H Stock)	188,000	216,415
Want Want China Holdings Ltd.	345,000	367,138
Yangzijiang Shipbuilding Holdings Ltd.	558,000	513,018
Zhejiang Expressway Co. Ltd. (Class H Stock)	764,000	1,011,305

		17,271,212

Colombia
Ecopetrol SA, ADR(a)	43,100	655,982

Cyprus
Globaltrans Investment PLC, GDR	17,960	81,179

Czech Republic — 0.1%
CEZ A/S	99,153	2,423,695
Komercni Banka A/S	2,632	567,719

		2,991,414

Denmark — 0.1%
A.P. Moeller-Maersk A/S (Class B Stock)	344	719,038
Coloplast A/S (Class B Stock)	8,630	651,955
Novo Nordisk A/S (Class B Stock)	18,465	985,732
Novozymes A/S (Class B Stock)	14,170	646,846
Pandora A/S	7,104	646,784
TDC A/S	110,124	789,034

		4,439,389

Finland — 0.3%
Citycon OYJ*	133,331	432,719
Fortum OYJ	51,347	1,075,725
F-Secure OYJ	31,775	91,906
Kone OYJ (Class B Stock)	39,016	1,729,974
Nokian Renkaat OYJ	19,404	578,272
Orion OYJ (Class B Stock)	139,033	3,918,999
Ramirent OYJ.	32,046	227,085
Sampo OYJ (Class A Stock)	47,037	2,372,461
Tikkurila OYJ	31,568	601,974

		11,029,115

France — 0.7%
AXA SA	46,694	1,175,245
Boiron SA	11,002	1,180,288
Christian Dior SE	14,711	2,768,861
Cie Generale des Etablissements Michelin	29,651	2,948,631
CNP Assurances	9,485	166,240
Edenred	12,473	311,198
Euler Hermes Group	301	32,010
Gecina SA, REIT	9,459	1,279,334

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Klepierre, REIT	25,997	$1,276,607
Legrand SA	33,372	1,807,679
Metropole Television SA	106,898	2,143,775
Neopost SA	15,669	861,776
Plastic Omnium SA	16,363	431,236
Sanofi	23,786	2,349,074
Societe BIC SA	3,127	445,504
Societe Generale SA	31,161	1,504,510
Total Gabon	413	127,679
Unibail-Rodamco SE, REIT	9,577	2,586,126
Valeo SA	20,675	3,083,772
Vinci SA	21,816	1,246,424

		27,725,969

Germany — 0.6%
BASF SE	41,873	4,145,225
Bertrandt AG	6,041	878,785
Bijou Brigitte AG	1,621	99,158
Continental AG	13,396	3,154,698
Deutsche Annington Immobilien SE	21,234	715,533
Deutsche Lufthansa AG	88,689	1,241,879
Duerr AG	10,507	1,153,867
E.ON SE	66,271	985,375
Hannover Rueck SE	10,250	1,059,176
Hugo Boss AG	11,878	1,443,073
LEG Immobilien AG*	9,349	741,608
ProSiebenSat.1 Media AG	65,084	3,183,435
RTL Group SA	8,690	835,630
RWE AG	46,003	1,171,229
Stada Arzneimittel AG	19,214	639,333

		21,448,004

Greece
JUMBO SA	61,935	644,643
Metka SA	7,393	69,077

		713,720

Hong Kong — 0.8%
AMVIG Holdings Ltd.	196,000	87,475
Asian Citrus Holdings Ltd.*	805,888	67,244
Belle International Holdings Ltd.	288,000	336,189
BOC Hong Kong Holdings Ltd.	200,000	713,292
Champion REIT, REIT	430,000	204,665
Chaoda Modern Agriculture Holdings Ltd.*	1,052,000	59,706
CK Hutchison Holdings Ltd.	88,000	1,797,886
CSI Properties Ltd.	5,120,000	181,407
Dah Sing Financial Holdings Ltd.	173,600	1,025,669
Emperor Entertainment Hotel Ltd.	605,000	129,543
Emperor International Holdings Ltd.	1,314,000	293,070
Emperor Watch & Jewellery Ltd.	920,000	30,284
Fairwood Holdings Ltd.	34,500	89,892
Giordano International Ltd.	640,000	312,874
Great Eagle Holdings Ltd.	75,049	264,280
Hang Lung Properties Ltd.	447,000	1,255,846
Hang Seng Bank Ltd.	28,000	506,768
HKR International Ltd.	233,600	118,575
Hongkong Land Holdings Ltd.	273,500	2,064,925
Hysan Development Co. Ltd.	419,000	1,836,602
Johnson Electric Holdings Ltd.	32,500	114,007
Kerry Properties Ltd.	475,000	1,648,845
Lai Sun Development Co. Ltd.	4,019,000	89,165

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Lai Sun Garment International Ltd.	550,000	$69,525
Lifestyle International Holdings Ltd.	206,500	368,110
MTR Corp. Ltd.	111,000	527,950
New World Development Co. Ltd.	618,000	716,472
Pacific Textile Holdings Ltd.	511,000	707,905
Power Assets Holdings Ltd.	285,000	2,909,235
Real Nutriceutical Group Ltd.	733,000	210,008
Sa Sa International Holdings Ltd.	688,000	336,364
Sands China Ltd.	379,200	1,568,081
Sino Land Co. Ltd.	448,000	730,524
Sitoy Group Holdings Ltd.	358,000	228,580
SJM Holdings Ltd.	259,000	338,273
Sun Hung Kai Properties Ltd.	200,000	3,083,898
Swire Pacific Ltd. (Class A Stock)	72,500	986,904
Swire Properties Ltd.	554,400	1,800,604
Television Broadcasts Ltd.	170,000	1,050,387
VTech Holdings Ltd.	59,100	843,126
Wharf Holdings Ltd. (The)	280,000	1,954,637
Wheelock & Co. Ltd.	146,000	746,072
Yue Yuen Industrial Holdings Ltd.	54,500	192,845

		32,597,709

India
Infosys Ltd., ADR	24,700	866,476

Indonesia — 0.2%
Indocement Tunggal Prakarsa Tbk PT	641,000	1,073,581
Perusahaan Gas Negara Persero Tbk PT	2,747,500	1,007,035
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,617,000	345,606
Semen Indonesia Persero Tbk PT	1,102,500	1,149,448
Telekomunikasi Indonesia Persero Tbk PT	13,466,000	2,969,198
United Tractors Tbk PT	444,000	738,888
Vale Indonesia Tbk PT	709,500	175,289

		7,459,045

Ireland
Anglo Irish Bank Corp. PLC, (ISE)*	2,500	—
Anglo Irish Bank Corp. PLC, (XLON)*	20,646	—
Paddy Power PLC	6,150	525,450

		525,450

Israel — 0.2%
Bank Hapoalim BM	207,940	999,850
Bank Leumi Le-Israel BM*	201,143	745,892
Bezeq Israeli Telecommunication Corp. Ltd.	1,249,094	2,325,992
Delek Automotive Systems Ltd.	40,131	472,177
Israel Discount Bank Ltd. (Class A Stock)*	441,429	745,295
Ituran Location and Control Ltd.	15,664	344,688
Migdal Insurance & Financial Holding Ltd.	175,760	217,536
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	4,524	181,433
Teva Pharmaceutical Industries Ltd., ADR	38,000	2,367,400

		8,400,263

Italy — 0.3%
ASTM SpA	49,542	702,629
Banca Popolare di Milano Scarl*	379,521	382,951
DiaSorin SpA	34,034	1,494,955
Eni SpA	170,550	2,951,892
Mediobanca SpA	86,316	825,826
Recordati SpA	174,304	3,255,108

	Shares	Value
COMMON STOCKS (Continued)
Italy (cont’d.)
Reply SpA	1,227	$119,834
Societa Cattolica di Assicurazioni SCRL	18,366	159,781
Societa Iniziative Autostradali e Servizi SpA	11,567	134,629

		10,027,605

Japan — 3.2%
77 Bank Ltd. (The)	30,000	169,777
ABC-Mart, Inc.	23,900	1,397,801
Achilles Corp.	37,000	46,154
Aeon Co. Ltd.	131,800	1,445,770
Ai Holdings Corp.	17,800	324,657
Aisan Industry Co. Ltd.	24,000	206,475
Alpine Electronics, Inc.	11,300	187,929
Amano Corp.	51,200	611,036
Amuse, Inc.	5,500	153,936
ANA Holdings, Inc.	558,000	1,493,860
Asahi Holdings, Inc.	11,500	196,852
Asahi Kasei Corp.	285,000	2,721,643
Asante, Inc.	11,100	117,881
BML, Inc.	3,100	88,039
Bridgestone Corp.	72,400	2,898,891
Canon, Inc.	206,600	7,309,776
Central Glass Co. Ltd.	72,000	339,831
Central Japan Railway Co.	18,800	3,397,529
Chori Co. Ltd.	15,800	243,587
Comture Corp.	3,800	62,503
Corona Corp.	15,600	150,596
Create SD Holdings Co. Ltd.	4,500	191,421
Dai Nippon Printing Co. Ltd.	81,000	786,764
Daicel Corp.	43,000	512,539
Daiichikosho Co. Ltd.	46,800	1,453,746
Daishi Bank Ltd. (The)	10,000	35,192
Daiwa Industries Ltd.	49,000	302,271
Daiwa Securities Group, Inc.	189,000	1,487,787
Dr. Ci:Labo Co. Ltd.	31,200	1,089,281
Dynam Japan Holdings Co. Ltd.	389,400	756,028
Eighteenth Bank Ltd. (The)	53,000	160,788
Elecom Co. Ltd.	13,500	280,434
Enplas Corp.	4,500	179,982
FamilyMart Co. Ltd.	77,000	3,226,181
Foster Electric Co. Ltd.	17,100	425,996
Fuji Heavy Industries Ltd.	37,800	1,254,818
FUJIFILM Holdings Corp.	38,500	1,369,698
Fujimori Kogyo Co. Ltd.	10,000	296,110
Fujitsu General Ltd.	231,000	3,025,811
Fukushima Industries Corp.	6,800	100,921
Fuyo General Lease Co. Ltd.	4,500	180,794
Gendai Agency, Inc.	14,600	84,569
Geo Holdings Corp.	9,500	100,430
GLP J-Reit, REIT	598	619,128
Graphite Design, Inc.	4,100	26,979
Gree, Inc.(a)	72,500	504,457
Gunma Bank Ltd. (The)	40,000	270,220
Hachijuni Bank Ltd. (The)	57,000	401,914
Hankyu Hanshin Holdings, Inc.	86,000	531,257
Hard Off Corp. Co. Ltd.	23,300	220,424
Haseko Corp.	60,500	589,326
Hazama Ando Corp.	43,300	247,378
Heiwa Corp.	40,800	801,443
Higo Bank Ltd. (The)	102,000	624,992
HI-LEX Corp.	7,000	212,825

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Hisamitsu Pharmaceutical Co., Inc.	21,800	$895,352
Hoya Corp.	34,200	1,369,174
Hyakugo Bank Ltd. (The)	14,000	64,923
Hyakujushi Bank Ltd. (The)	16,000	52,830
Imasen Electric Industrial	17,300	204,546
Infocom Corp.	12,200	105,830
Inpex Corp.	80,400	885,911
Isuzu Motors Ltd.	89,000	1,180,806
Japan Digital Laboratory Co. Ltd.	27,800	365,470
Japan Logistics Fund, Inc., REIT	466	968,430
Japan Petroleum Exploration Co. Ltd.	12,700	430,291
Japan Real Estate Investment Corp., REIT	202	950,124
Japan Tobacco, Inc.	9,000	284,534
Juroku Bank Ltd. (The)	14,000	51,373
Kagoshima Bank Ltd. (The)	96,000	652,466
Kaken Pharmaceutical Co. Ltd.	31,000	896,200
Kanematsu Electronics Ltd.	5,900	87,594
Kato Sangyo Co. Ltd.	15,800	327,381
KDDI Corp.	342,300	7,733,423
Kimoto Co. Ltd.	22,000	53,399
Kinden Corp.	22,000	274,755
Kobe Steel Ltd.	739,000	1,363,023
Konishi Co. Ltd.	10,200	172,304
Kosaido Co. Ltd.	24,800	119,365
Kuraray Co. Ltd.	69,000	934,244
Kuroda Electric Co. Ltd.	26,500	423,346
Kyowa Exeo Corp.	12,000	128,689
Lawson, Inc.	80,100	5,552,524
Lintec Corp.	16,300	387,733
Marubeni Corp.	223,300	1,291,008
Meiko Network Japan Co. Ltd.	6,700	71,955
Miraca Holdings, Inc.	47,000	2,160,731
Miroku Jyoho Service Co. Ltd.	4,600	26,277
Mitsubishi Estate Co. Ltd.	100,000	2,319,197
Mitsubishi Motors Corp.	68,000	613,139
Mitsubishi Steel Manufacturing Co. Ltd.	39,000	82,017
Mitsubishi UFJ Financial Group, Inc.	95,900	593,948
Mitsui Fudosan Co. Ltd.	75,000	2,202,601
Mitsui Matsushima Co. Ltd.	151,000	163,363
Mizuho Financial Group, Inc.	174,800	307,207
MTI Ltd.	18,200	126,143
Nagoya Railroad Co. Ltd.	130,000	519,100
Nakanishi, Inc.	4,300	167,803
Namura Shipbuilding Co. Ltd.	34,200	322,444
Neturen Co. Ltd.	29,400	217,184
Nexon Co. Ltd.	147,000	1,565,414
NHK Spring Co. Ltd.	86,500	899,868
NIFTY Corp.	4,700	53,388
Nihon Parkerizing Co. Ltd.	46,200	558,858
Nihon Trim Co. Ltd.	4,500	116,566
Nippon Electric Glass Co. Ltd.	80,000	390,974
Nippon Pillar Packing Co. Ltd.	26,000	216,619
Nippon Steel & Sumitomo Metal Corp.	310,000	779,466
Nippon Telegraph & Telephone Corp.	24,200	1,493,891
Nippon Yusen KK	428,000	1,231,242
Nishimatsuya Chain Co. Ltd.	17,600	155,141
Nissin Kogyo Co. Ltd.	48,400	768,703
Nitori Holdings Co. Ltd.	13,200	893,555
Nittoc Construction Co. Ltd.	15,800	70,797
Nojima Corp.	8,200	173,342

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Nomura Real Estate Master Fund, Inc., REIT	615	$764,183
Oita Bank Ltd. (The)	64,000	248,509
Oracle Corp. Japan	28,500	1,226,461
Oriental Land Co. Ltd.	8,000	605,745
ORIX Corp.	124,300	1,746,555
Pal Co. Ltd.	3,200	91,057
Pigeon Corp.	3,000	252,101
Piolax, Inc.	3,600	146,624
Riken Corp.	45,000	177,839
San-A Co. Ltd. (Class A Stock)	2,900	109,973
San-In Godo Bank Ltd. (The)	111,000	916,312
Sanrio Co. Ltd.	7,800	208,359
Sanyo Housing Nagoya Co. Ltd.	15,800	163,189
Sekisui Jushi Corp.	36,000	479,337
Shiga Bank Ltd. (The)	15,000	74,879
Shin-Etsu Polymer Co. Ltd.	51,300	242,104
Showa Corp.	19,400	195,823
Sinko Industries Ltd.	23,000	245,033
Sintokogio Ltd.	6,600	50,937
SNT Corp.	18,300	85,777
Sony Financial Holdings, Inc.	261,600	4,208,098
St. Marc Holdings Co. Ltd.	12,000	407,840
Sumitomo Densetsu Co. Ltd.	22,000	249,775
Sumitomo Heavy Industries Ltd.	42,000	274,861
Sumitomo Mitsui Financial Group, Inc.	14,500	555,417
Sumitomo Rubber Industries Ltd.	30,600	564,061
Sundrug Co. Ltd.	20,100	1,043,334
Sysmex Corp.	3,000	166,341
T. RAD Co. Ltd.	58,000	123,588
Tachi-S Co. Ltd.	13,200	185,072
Taihei Dengyo Kaisha Ltd.	26,000	187,461
Taiheiyo Cement Corp.	377,000	1,151,093
Taiyo Holdings Co. Ltd.	2,100	73,783
Taka-Q Ltd.	39,000	68,220
TBK Co. Ltd.	12,000	62,289
Teikoku Sen-I Co. Ltd. (Class I Stock)	33,000	478,701
Toagosei Co. Ltd.	142,000	647,724
Tokai Corp.	17,200	585,091
Tokai Rika Co. Ltd.	21,300	493,642
Tokyo Tatemono Co. Ltd.	51,000	373,642
Toppan Forms Co. Ltd.	30,400	344,379
Toppan Printing Co. Ltd.	64,000	492,310
Toshiba TEC Corp.	22,000	144,956
Towa Bank Ltd. (The)	135,000	111,160
Toyo Kohan Co. Ltd.	17,000	77,596
Toyo Seikan Group Holdings Ltd.	26,200	383,219
Trend Micro, Inc.	48,800	1,607,985
TS Tech Co. Ltd.	82,700	2,230,035
Tsuruha Holdings, Inc.	7,800	597,101
Wakita & Co. Ltd.	36,000	349,674
Warabeya Nichiyo Co. Ltd.	3,300	61,369
West Japan Railway Co.	23,500	1,232,115
Yahoo! Japan Corp.	503,800	2,078,016
Yamazen Corp.	9,200	75,411
Yodogawa Steel Works Ltd.	65,000	257,384
Yokohama Rubber Co. Ltd. (The)	26,000	268,009

		123,625,957

Jordan
Hikma Pharmaceuticals PLC	40,417	1,272,070

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Luxembourg — 0.1%
ArcelorMittal	123,564	$1,159,346
Millicom International Cellular SA, SDR	37,585	2,717,738
SES SA	19,763	700,600

		4,577,684

Macau
Wynn Macau Ltd.	137,200	296,506

Malaysia — 0.1%
Affin Holdings Bhd	92,500	73,763
AMMB Holdings Bhd	169,500	290,743
Astro Malaysia Holdings Bhd	582,100	502,148
DiGi.Com Bhd	587,200	998,144
IOI Properties Group Bhd	281,900	165,687
YTL Power International Bhd	1	—

		2,030,485

Malta
Unibet Group PLC, SDR	11,933	654,696

Mexico — 0.1%
America Movil SAB de CV (Class L Stock), ADR	107,300	2,195,358
Coca-Cola Femsa SAB de CV, ADR	2,000	159,720
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	407,100	850,577

		3,205,655

Netherlands — 0.1%
Arcadis NV	42,463	1,363,689
Boskalis Westminster NV	14,737	726,363
Brunel International NV	13,085	250,294
NN Group NV*	4,973	140,983
Royal Dutch Shell PLC (Class A Stock), (XEQT)	53,083	1,583,920
Royal Dutch Shell PLC (Class A Stock), (XLON)	36,753	1,092,922

		5,158,171

New Zealand
SKY Network Television Ltd.	130,839	577,318
Trade Me Group Ltd.	55,432	153,099

		730,417

Norway — 0.3%
Kongsberg Gruppen ASA	17,513	348,547
Salmar ASA	20,063	288,183
Statoil ASA	501,458	8,866,484
Telenor ASA	24,589	496,215
TGS Nopec Geophysical Co. ASA(a)	15,621	345,746
Yara International ASA	23,198	1,177,830

		11,523,005

Panama — 0.1%
Copa Holdings SA (Class A Stock)(a)	24,600	2,483,862

Philippines
Nickel Asia Corp	255,200	136,693
Philippine Long Distance Telephone Co., ADR	4,900	306,201

		442,894

Poland — 0.1%
Enea SA	89,881	391,829
KGHM Polska Miedz SA	19,455	614,858

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
PGE Polska Grupa Energetyczna SA	105,015	$576,960
Polskie Gornictwo Naftowe i Gazownictwo SA	403,278	584,424

		2,168,071

Portugal
EDP — Energias de Portugal SA	216,695	811,551

Puerto Rico
Triple-S Management Corp. (Class B Stock)*	7,600	151,088

Russia — 0.1%
CTC Media, Inc.	59,300	234,828
Gazprom OAO, ADR	132,244	623,530
Lukoil OAO, ADR	10,766	494,482
MegaFon OAO, GDR	8,519	136,304
MMC Norilsk Nickel OJSC, ADR	46,289	821,630
Mobile Telesystems OJSC, ADR(a)	81,700	825,170
Sistema JSFC, GDR	21,126	157,219
Surgutneftegas OAO, ADR(a)	95,980	586,438
Tatneft OAO, ADR	11,705	346,532

		4,226,133

Singapore — 0.2%
Cache Logistics Trust, REIT	209,000	178,737
CapitaLand Ltd.	264,600	689,699
China Merchants Holdings Pacific Ltd.	89,000	68,095
DBS Group Holdings Ltd.	77,000	1,141,745
Frasers Centrepoint Trust, REIT	192,000	282,105
Global Logistic Properties Ltd.	686,700	1,325,396
Hong Fok Corp. Ltd.	357,000	230,892
Hong Leong Finance Ltd.	34,000	63,672
M1 Ltd.	139,300	395,100
Mapletree Industrial Trust, REIT	534,100	614,382
Mapletree Logistics Trust, REIT	313,000	283,955
SATS Ltd.	190,000	426,466
Singapore Telecommunications Ltd.	182,000	580,769
United Overseas Bank Ltd.	73,200	1,226,991
UOL Group Ltd.	95,000	528,713
Wilmar International Ltd.	197,300	468,387

		8,505,104

South Africa — 0.5%
AVI Ltd.	136,189	924,508
Bidvest Group Ltd. (The)	42,547	1,150,899
Kumba Iron Ore Ltd.	24,650	316,524
Liberty Holdings Ltd.	72,446	1,002,561
Life Healthcare Group Holdings Ltd.	399,155	1,390,213
MMI Holdings Ltd.	494,870	1,339,074
Mondi PLC	26,112	501,792
MTN Group Ltd.	237,430	4,002,394
Peregrine Holdings Ltd.	109,029	234,242
Reunert Ltd.	33,811	167,313
RMB Holdings Ltd.	61,432	353,377
Sanlam Ltd.	85,590	551,610
Sasol Ltd.	111,439	3,762,582
Sibanye Gold Ltd.	77,579	165,428
SPAR Group Ltd. (The)	11,966	185,819
Sun International Ltd.	11,176	116,100
Truworths International Ltd.	139,449	1,012,207
Vodacom Group Ltd.	235,595	2,573,373

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Woolworths Holdings Ltd.	33,888	$240,257

		19,990,273

South Korea — 0.2%
Global & Yuasa Battery Co. Ltd.	2,980	134,301
Grand Korea Leisure Co. Ltd.	5,310	180,761
GS Home Shopping, Inc.	773	154,526
Hankook Tire Co. Ltd.	9,650	393,741
Hyundai Home Shopping Network Corp.	1,999	230,331
Hyundai Hy Communications & Networks Co. Ltd.	10,720	47,567
KB Financial Group, Inc.	21,400	755,395
Kia Motors Corp.	18,021	732,336
KT&G Corp.	14,466	1,156,550
Samsung Electronics Co. Ltd.	2,064	2,676,499
Shinhan Financial Group Co. Ltd.	7,220	271,254
Silicon Works Co. Ltd.	6,341	222,645
Youngone Holdings Co. Ltd.	806	67,200

		7,023,106

Spain — 0.2%
Amadeus IT Holding SA (Class A Stock)	9,150	392,141
Mapfre SA	150,729	550,328
Telefonica SA	488,892	6,956,665
Zardoya Otis SA	76,733	990,331

		8,889,465

Sweden — 0.7%
Alfa Laval AB	169,488	3,328,807
Atlas Copco AB (Class A Stock)	46,275	1,498,092
Axfood AB	37,608	1,986,938
Clas Ohlson AB (Class B Stock)	30,984	504,579
Hexpol AB	4,266	429,560
Hufvudstaden AB (Class A Stock)	46,202	633,569
Industrivarden AB (Class C Stock)	61,091	1,146,230
Indutrade AB	11,095	507,911
Intrum Justitia AB	68,363	1,917,892
Investment AB Kinnevik (Class B Stock)	47,752	1,594,071
Investment AB Oresund	2,655	53,316
Investor AB (Class B Stock)	122,826	4,889,312
JM AB	11,071	368,143
Nolato AB (Class B Stock)	3,659	88,281
Oriflame Cosmetics SA, SDR	29,033	388,093
Skanska AB (Class B Stock)	45,090	1,010,887
SKF AB (Class B Stock)	27,460	709,045
Swedish Match AB	56,463	1,660,164
TeliaSonera AB	182,746	1,161,293
Trelleborg AB (Class B Stock)	80,826	1,598,738

		25,474,921

Switzerland — 0.7%
Actelion Ltd.*	9,312	1,073,986
APG SGA SA	299	113,763
Baloise Holding AG	2,011	265,768
BB Biotech AG*(a)	4,488	1,366,509
Belimo Holding AG	99	214,952
Cie Financiere Richemont SA	3,241	260,417
Coltene Holding AG	1,276	98,149
Galenica AG(a)	1,658	1,445,306
Geberit AG	3,075	1,150,713
LEM Holding SA	136	111,747
Nestle SA	43,707	3,291,244

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Pargesa Holding SA	1,158	$81,268
Roche Holding AG	37,219	10,227,487
SGS SA	1,640	3,126,852
Sika AG	448	1,604,039
Swatch Group AG (The)	5,471	458,541
Swiss Re AG	13,594	1,311,250
Swisscom AG	2,093	1,213,710
TE Connectivity Ltd.	11,600	830,792
Zurich Insurance Group AG*	941	318,060

		28,564,553

Taiwan — 0.3%
Boardtek Electronics Corp.	142,000	257,964
Catcher Technology Co. Ltd.	63,000	658,868
Chicony Electronics Co. Ltd.	253,260	708,622
China Steel Chemical Corp.	63,000	298,723
Chin-Poon Industrial Co. Ltd.	68,000	137,139
Cyberlink Corp.	62,000	185,472
Draytek Corp.	69,000	59,678
Elite Material Co. Ltd.	108,000	184,916
Far EasTone Telecommunications Co. Ltd.	179,000	431,828
Flytech Technology Co. Ltd.	20,000	80,997
Formosan Rubber Group, Inc.	399,000	404,544
Foxconn Technology Co. Ltd.	67,000	179,642
Grape King Bio Ltd.	19,000	82,199
Greatek Electronics, Inc.	441,000	581,809
Holtek Semiconductor, Inc.	168,000	316,352
Largan Precision Co. Ltd.	4,000	343,872
Lumax International Corp. Ltd.	63,300	124,868
MediaTek, Inc.	28,000	378,161
Novatek Microelectronics Corp.	112,000	578,024
Pegatron Corp.	58,000	156,487
Phison Electronics Corp.	109,000	903,229
Polytronics Technology Corp.	55,000	120,902
Realtek Semiconductor Corp.	280,720	894,112
Sigurd Microelectronics Corp.	155,000	148,981
Simplo Technology Co. Ltd.	181,000	909,800
Sinmag Equipment Corp.	8,480	50,004
Sitronix Technology Corp.	75,000	272,524
Sonix Technology Co. Ltd.	215,000	335,912
St Shine Optical Co. Ltd.	6,000	96,583
Taiwan Cement Corp.	131,000	184,371
Taiwan Secom Co. Ltd.	42,630	115,125
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	55,000	1,291,400
Taiwan Surface Mounting Technology Co. Ltd.	94,280	118,323
Test Research, Inc.	127,177	224,972
Transcend Information, Inc.	128,000	453,187
United Integrated Services Co. Ltd.	153,000	162,159
Win Semiconductors Corp.	211,000	288,322
Yageo Corp.	52,000	107,147
Yuanta Financial Holding Co. Ltd.	409,000	205,613

		13,032,831

Thailand — 0.1%
Advanced Info Service PCL, NVDR	165,200	1,200,561
BEC World PCL, NVDR	326,700	411,514
Delta Electronics Thailand PCL, NVDR	400,700	926,365
PTT Exploration & Production PCL, NVDR	589,800	1,974,951
PTT PCL, NVDR	24,800	246,012

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
Thai Beverage PCL	490,000	$272,809
TTW PCL, NVDR	1,543,900	540,702

		5,572,914

Turkey — 0.1%
Akcansa Cimento A/S	16,574	111,396
Eczacibasi Yatirim Holding Ortakligi A/S	43,560	138,882
Enka Insaat ve Sanayi A/S	95,884	191,608
Gubre Fabrikalari TAS	71,770	176,444
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S*	64,388	57,823
Is Gayrimenkul Yatirim Ortakligi A/S, REIT	1	—
Koza Altin Isletmeleri A/S	30,261	327,419
Koza Anadolu Metal Madencilik Isletmeleri A/S*	113,772	91,790
TAV Havalimanlari Holding A/S*	30,240	252,652
Turk Telekomunikasyon A/S	388,546	1,030,117

		2,378,131

United Kingdom — 3.7%
Aberdeen Asset Management PLC	229,354	1,560,358
Admiral Group PLC	63,517	1,438,187
Aggreko PLC	103,656	2,344,740
Amec Foster Wheeler PLC	11,148	149,122
Amlin PLC	154,418	1,156,398
Anglo American PLC, (XJSE)	39,879	601,954
Anglo American PLC, (XLON)	62,170	928,503
Ashmore Group PLC(a)	449,521	1,894,606
AstraZeneca PLC	128,654	8,828,001
AVEVA Group PLC	23,098	504,906
Barclays PLC	319,489	1,153,199
Beazley PLC	120,549	512,824
Berendsen PLC	47,324	782,846
Berkeley Group Holdings PLC	18,269	713,872
Big Yellow Group PLC, REIT	45,475	436,786
BP PLC	709,660	4,600,112
British American Tobacco PLC	38,987	2,018,896
Brown (N) Group PLC	39,825	186,960
BT Group PLC	612,585	3,980,466
Burberry Group PLC	27,431	704,438
Cairn Energy PLC*	194,702	451,116
Chesnara PLC	14,260	72,608
Cobham PLC	565,172	2,545,912
Compass Group PLC	15,957	277,000
Daily Mail & General Trust PLC (Class A Stock)	16,883	220,843
Dart Group PLC	131,498	706,129
Delphi Automotive PLC	38,400	3,062,016
Derwent London PLC, REIT	28,762	1,457,595
Diploma PLC	27,543	327,470
Dunelm Group PLC	41,424	516,164
Experian PLC	83,291	1,378,711
Galliford Try PLC	6,015	126,827
GlaxoSmithKline PLC	360,986	8,309,840
Go-Ahead Group PLC	2,822	97,243
Great Portland Estates PLC, REIT	92,951	1,116,793
Greggs PLC	34,024	513,329
HICL Infrastructure Co. Ltd.	85,353	198,148
Highland Gold Mining Ltd.	204,029	111,982
HSBC Holdings PLC, (QMTF)	783,228	6,674,188
HSBC Holdings PLC, (XHKG)	443,600	3,796,229
IG Group Holdings PLC	32,495	341,213

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
IMI PLC	52,660	$993,704
Imperial Tobacco Group PLC	42,368	1,858,518
Indivior PLC*	49,029	138,186
Intertek Group PLC	25,299	937,090
ITE Group PLC	169,218	453,085
ITV PLC	146,768	549,504
James Halstead PLC	7,460	36,518
Keller Group PLC	7,205	101,046
Land Securities Group PLC, REIT	101,335	1,881,304
Legal & General Group PLC	1,674,925	6,897,892
Marks & Spencer Group PLC	181,135	1,432,567
Micro Focus International PLC	67,789	1,187,587
Millennium & Copthorne Hotels PLC	13,345	113,628
Moneysupermarket.com Group PLC	18,166	72,372
National Grid PLC	89,573	1,151,550
Next PLC	16,670	1,733,647
Pace PLC	98,290	501,399
PayPoint PLC	58,885	716,267
Persimmon PLC*	10,903	268,686
Playtech PLC	129,283	1,487,058
QinetiQ Group PLC	141,193	399,371
Reckitt Benckiser Group PLC	35,525	3,051,783
Reed Elsevier NV	148,432	3,698,554
Reed Elsevier PLC	206,507	3,551,476
Rio Tinto Ltd.	63,717	2,760,856
Rio Tinto PLC	61,197	2,523,562
Rotork PLC	42,310	1,551,238
Royal Bank of Scotland Group PLC*	376,271	1,900,801
Sage Group PLC (The)	377,732	2,609,259
Senior PLC	211,725	1,019,382
Severn Trent PLC	19,526	595,199
Sky PLC	319,403	4,699,032
Smiths Group PLC	62,808	1,038,793
Soco International PLC	104,069	240,540
Spectris PLC	69,170	2,211,968
Spirax-Sarco Engineering PLC	23,521	1,189,323
SSE PLC	49,133	1,090,401
Stagecoach Group PLC	29,898	154,606
Subsea 7 SA	66,225	568,688
UBM PLC	77,502	606,989
Ultra Electronics Holdings PLC	33,994	858,556
Unilever NV, CVA	95,457	3,988,900
Unilever PLC	114,049	4,758,498
UNITE Group PLC (The)	109,637	952,227
Weir Group PLC (The)	95,294	2,404,600
WH Smith PLC	77,219	1,483,708
William Hill PLC	288,955	1,586,721
WS Atkins PLC	58,434	1,103,298

		141,908,467

United States — 17.0%
3M Co.	11,100	1,830,945
AbbVie, Inc.	128,752	7,537,142
Accenture PLC (Class A Stock)	46,300	4,337,847
ACE Ltd.	46,041	5,133,111
ADT Corp. (The)(a)	76,300	3,167,976
AES Corp. (The)	27,495	353,311
Aetna, Inc.	63,865	6,803,538
Aflac, Inc.	110,800	7,092,308
Alliance Resource Partners LP, MLP	9,400	314,242
Allied World Assurance Co. Holdings AG	70,600	2,852,240

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Allison Transmission Holdings, Inc.	8,400	$268,296
Ally Financial, Inc.*	55,600	1,166,488
Altera Corp.	37,300	1,600,543
Altria Group, Inc.	44,900	2,245,898
American Assets Trust, Inc., REIT	15,298	662,097
American Campus Communities, Inc., REIT	21,147	906,572
American Equity Investment Life Holding Co.	66,700	1,942,971
American Financial Group, Inc.	61,800	3,964,470
American International Group, Inc.	30,000	1,643,700
AmerisourceBergen Corp.	13,163	1,496,238
Amgen, Inc.	51,210	8,185,919
Amsurg Corp.*	12,600	775,152
Analog Devices, Inc.(a)	10,000	630,000
Anthem, Inc.	10,900	1,683,069
Apple, Inc.	70,439	8,764,725
Arch Capital Group Ltd.*	2,500	154,000
Assurant, Inc.	17,441	1,071,052
Assured Guaranty Ltd.	112,200	2,960,958
AT&T, Inc.	34,111	1,113,724
AutoZone, Inc.*	2,281	1,556,007
AvalonBay Communities, Inc., REIT	18,700	3,258,475
Axis Capital Holdings Ltd.	70,337	3,627,982
Ball Corp.	22,197	1,567,996
Bank of America Corp.	320,400	4,930,956
Baxter International, Inc.	143,470	9,827,695
Becton, Dickinson and Co.	11,600	1,665,644
Bed Bath & Beyond, Inc.*	10,400	798,460
Best Buy Co., Inc.	12,600	476,154
Biogen Idec, Inc.*	2,357	995,220
Bio-Techne Corp.	6,300	631,827
Boston Properties, Inc., REIT	20,340	2,857,363
Brixmor Property Group, Inc., REIT	20,859	553,806
Broadcom Corp. (Class A Stock)	12,100	523,869
Broadridge Financial Solutions, Inc.	22,400	1,232,224
Buckle, Inc. (The)	31,600	1,614,444
C&F Financial Corp.	547	19,118
C.R. Bard, Inc.	10,700	1,790,645
CA, Inc.	88,700	2,892,507
Cablevision Systems Corp. (Class A Stock)(a)	38,685	707,935
California Resources Corp.	81,260	618,389
Campbell Soup Co.(a)	97,400	4,533,970
Cardinal Health, Inc.	62,000	5,596,740
Cato Corp. (The) (Class A Stock)	25,500	1,009,800
Centene Corp.*	14,100	996,729
CenturyLink, Inc.	29,041	1,003,367
CF Industries Holdings, Inc.	4,200	1,191,456
Chevron Corp.	48,628	5,104,967
Chico’s FAS, Inc.	15,500	274,195
Chubb Corp. (The)	12,695	1,283,465
Church & Dwight Co., Inc.	17,200	1,469,224
Cisco Systems, Inc.	191,200	5,262,780
Citigroup, Inc.	52,530	2,706,346
Clorox Co. (The)	44,742	4,939,069
CNA Financial Corp.	14,000	580,020
Coach, Inc.(a)	55,784	2,311,131
Coca-Cola Co. (The)	15,000	608,250
Cognizant Technology Solutions Corp. (Class A Stock)*	12,600	786,114
Colgate-Palmolive Co.	35,400	2,454,636

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Comcast Corp. (Class A Stock)	23,000	$1,298,810
Community Bank System, Inc.	14,100	498,999
Compass Minerals International, Inc.	21,900	2,041,299
Computer Programs & Systems, Inc.(a)	5,261	285,462
Computer Sciences Corp.	20,290	1,324,531
ConocoPhillips	40,200	2,502,852
Consolidated Edison, Inc.	18,248	1,113,128
Contango Oil & Gas Co.*	14,456	318,032
Cooper Tire & Rubber Co.	13,645	584,552
Corning, Inc.	135,000	3,061,800
CorVel Corp.*	8,200	282,162
Cousins Properties, Inc., REIT	125,602	1,331,381
Cracker Barrel Old Country Store, Inc.(a)	10,300	1,567,042
Crane Co.	28,900	1,803,649
CubeSmart, REIT	47,560	1,148,574
Cummins, Inc.	27,600	3,826,464
DaVita HealthCare Partners, Inc.*	5,245	426,314
Deere & Co.	26,304	2,306,598
Delek US Holdings, Inc.	7,200	286,200
Deluxe Corp.	41,200	2,854,336
DENTSPLY International, Inc.	24,971	1,270,774
DIRECTV*	14,465	1,230,971
Discover Financial Services	65,100	3,668,385
Dolby Laboratories, Inc. (Class A Stock)	16,907	645,171
Domtar Corp.	7,600	351,272
Douglas Dynamics, Inc.	19,853	453,443
Douglas Emmett, Inc., REIT	37,148	1,107,382
Dover Corp.	40,400	2,792,448
Dow Chemical Co. (The)	11,000	527,780
Dr. Pepper Snapple Group, Inc.	46,000	3,610,080
Dun & Bradstreet Corp. (The)	9,028	1,158,834
E.I. du Pont de Nemours & Co.	9,200	657,524
EastGroup Properties, Inc., REIT(a)	8,795	528,931
Eastman Chemical Co.	30,700	2,126,282
Eli Lilly & Co.	17,759	1,290,191
EMC Corp.	183,100	4,680,036
Emerson Electric Co.(a)	99,900	5,656,338
Empire State Realty Trust, Inc., REIT	30,678	577,053
Energizer Holdings, Inc.	9,600	1,325,280
Entergy Corp.	15,282	1,184,202
Equity LifeStyle Properties, Inc., REIT	32,811	1,802,964
Equity One, Inc., REIT	34,937	932,469
Equity Residential, REIT(a)	31,636	2,463,179
Essex Property Trust, Inc., REIT	6,432	1,478,717
Everest Re Group Ltd.	13,800	2,401,200
Exponent, Inc.	1,000	88,900
Exxon Mobil Corp.	105,200	8,942,000
Fastenal Co.(a)	13,600	563,516
FBL Financial Group, Inc. (Class A Stock)	3,731	231,359
Federal Realty Investment Trust, REIT	7,712	1,135,284
Fidelity National Information Services, Inc.	21,316	1,450,767
Fifth Third Bancorp	94,300	1,777,555
Fiserv, Inc.*	4,532	359,841
Flowserve Corp.	31,300	1,768,137
Foot Locker, Inc.	10,200	642,600
Franklin Resources, Inc.	27,000	1,385,640
Freeport-McMoRan, Inc.	66,333	1,257,010
GameStop Corp. (Class A Stock)(a)	30,400	1,153,984
Gannett Co., Inc.(a)	38,900	1,442,412
Gap, Inc. (The)	52,600	2,279,158
Garmin Ltd.(a)	52,800	2,509,056

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
General Dynamics Corp.	49,369	$6,700,854
General Electric Co.	48,920	1,213,705
General Growth Properties, Inc., REIT	81,116	2,396,978
General Mills, Inc.	108,034	6,114,724
Gentex Corp.	64,902	1,187,707
Genuine Parts Co.	15,200	1,416,488
Genworth Financial, Inc. (Class A Stock)*	31,600	230,996
Gilead Sciences, Inc.*	85,700	8,409,741
Globus Medical, Inc. (Class A Stock)*(a)	18,800	474,512
Goldman Sachs Group, Inc. (The)	35,056	6,589,476
Government Properties Income Trust, REIT	4,200	95,970
Greif, Inc. (Class A Stock)	943	37,032
Guess?, Inc.	17,400	323,466
Harris Corp.(a)	58,001	4,568,159
HCA Holdings, Inc.*	20,800	1,564,784
HCC Insurance Holdings, Inc.	4,800	272,016
HCI Group, Inc.	4,000	183,480
Health Care REIT, Inc., REIT	38,022	2,941,382
Health Net, Inc.*	13,680	827,503
Helmerich & Payne, Inc.(a)	22,600	1,538,382
Herman Miller, Inc.	6,547	181,745
Hess Corp.(a)	17,322	1,175,644
Hewlett-Packard Co.	87,400	2,723,384
Hillenbrand, Inc.	50,393	1,555,632
Honeywell International, Inc.	43,400	4,527,054
Horace Mann Educators Corp.	57,100	1,952,820
Host Hotels & Resorts, Inc., REIT(a)	62,449	1,260,221
Hubbell, Inc. (Class B Stock)	23,900	2,619,918
Humana, Inc.	3,900	694,278
Huntington Ingalls Industries, Inc.	22,900	3,209,435
Illinois Tool Works, Inc.	20,800	2,020,512
Intel Corp.	263,959	8,253,998
Inteliquent, Inc.	4,900	77,126
International Bancshares Corp.	50,900	1,324,927
International Business Machines Corp.	34,758	5,578,659
International Paper Co.	55,353	3,071,538
Intuit, Inc.	6,100	591,456
j2 Global, Inc.(a)	17,500	1,149,400
Jack Henry & Associates, Inc.	17,400	1,216,086
Johnson & Johnson	93,691	9,425,315
JPMorgan Chase & Co.	142,000	8,602,360
Kellogg Co.	82,606	5,447,866
Keysight Technologies, Inc.*	35,600	1,322,540
Kilroy Realty Corp., REIT	15,475	1,178,731
Kimberly-Clark Corp.	53,298	5,708,749
KLA-Tencor Corp.	7,600	443,004
Laboratory Corp. of America Holdings*	33,500	4,224,015
Lancaster Colony Corp.	6,400	609,088
LaSalle Hotel Properties, REIT	38,737	1,505,320
Lear Corp.	4,800	531,936
Lexmark International, Inc. (Class A Stock)	44,900	1,901,066
Liberty Media Corp. (Class A Stock)*	35,355	1,362,935
Lincoln Electric Holdings, Inc.	41,500	2,713,685
Lincoln National Corp.	40,700	2,338,622
Linear Technology Corp.	36,300	1,698,840
Lockheed Martin Corp.	23,068	4,681,881
LTC Properties, Inc., REIT	3,300	151,800
Magellan Health, Inc.*	3,700	262,034
Marathon Oil Corp.	37,500	979,125
Marathon Petroleum Corp.	22,300	2,283,297
Maxim Integrated Products, Inc.	89,700	3,122,457

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
MBIA, Inc.*	34,100	$317,130
McDonald’s Corp.	55,198	5,378,493
MEDNAX, Inc.*	15,100	1,094,901
Medtronic PLC	25,400	1,980,946
Merck & Co., Inc.	125,932	7,238,571
Meridian Bioscience, Inc.	36,700	700,236
Microchip Technology, Inc.	40,200	1,965,780
Microsoft Corp.	222,500	9,045,737
Mid-America Apartment Communities, Inc., REIT	12,725	983,261
Molina Healthcare, Inc.*	7,734	520,421
Monsanto Co.	5,300	596,462
Morgan Stanley	15,300	546,057
MSC Industrial Direct Co., Inc. (Class A Stock)	16,400	1,184,080
National Western Life Insurance Co. (Class A Stock)	3,000	762,900
NetApp, Inc.	79,500	2,819,070
NeuStar, Inc. (Class A Stock)*(a)	81,600	2,008,992
New Media Investment Group, Inc.	11,139	266,556
New York Community Bancorp, Inc.(a)	78,056	1,305,877
Norfolk Southern Corp.(a)	29,000	2,984,680
Northrop Grumman Corp.	24,100	3,879,136
Occidental Petroleum Corp.	81,000	5,913,000
Oceaneering International, Inc.	9,500	512,335
Oracle Corp.	143,700	6,200,655
Outerwall, Inc.(a)	5,200	343,824
Packaging Corp. of America	9,700	758,443
Parker Hannifin Corp.	30,700	3,646,546
PartnerRe Ltd.	10,540	1,205,038
Paychex, Inc.(a)	64,095	3,180,073
Pebblebrook Hotel Trust, REIT	28,445	1,324,684
PepsiCo, Inc.	47,042	4,498,156
Performant Financial Corp.*	13,451	45,733
PetMed Express, Inc.(a)	19,400	320,488
Pfizer, Inc.	249,782	8,689,916
Philip Morris International, Inc.	40,444	3,046,647
Phillips 66	15,550	1,222,230
PNC Financial Services Group, Inc. (The)	70,400	6,564,096
Polaris Industries, Inc.	8,900	1,255,790
Praxair, Inc.(a)	9,639	1,163,813
Precision Castparts Corp.	2,500	525,000
Priceline Group, Inc. (The)*	1,036	1,206,059
Principal Financial Group, Inc.	45,200	2,321,924
ProAssurance Corp.	10,300	472,873
Procter & Gamble Co. (The)	37,446	3,068,325
Prologis, Inc., REIT	69,028	3,006,860
Public Storage, REIT	12,214	2,407,868
QUALCOMM, Inc.	77,100	5,346,114
Quality Systems, Inc.	104,500	1,669,910
Quest Diagnostics, Inc.	22,300	1,713,755
Ralph Lauren Corp.	4,200	552,300
Raven Industries, Inc.	39,800	814,308
Raytheon Co.	34,500	3,769,125
Regal-Beloit Corp.	8,100	647,352
RenaissanceRe Holdings Ltd.	35,974	3,587,687
Renewable Energy Group, Inc.*	14,400	132,768
Republic Services, Inc.	36,303	1,472,450
ResMed, Inc.	30,300	2,174,934
Reynolds American, Inc.	29,700	2,046,627
Rock-Tenn Co. (Class A Stock)(a)	10,500	677,250

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Rockwell Automation, Inc.	26,800	$3,108,532
Rockwell Collins, Inc.	7,700	743,435
Ross Stores, Inc.	11,800	1,243,248
RR Donnelley & Sons Co.(a)	38,700	742,653
Sabra Health Care REIT, Inc., REIT	22,379	741,864
Schlumberger Ltd.	13,000	1,084,720
Schweitzer-Mauduit International, Inc.	12,800	590,336
Scripps Networks Interactive, Inc. (Class A Stock)(a)	35,900	2,461,304
Select Income REIT, REIT(a)	20,702	517,343
Simon Property Group, Inc., REIT	34,120	6,675,237
Skyworks Solutions, Inc.	3,100	304,699
SL Green Realty Corp., REIT	11,754	1,508,979
SolarWinds, Inc.*	6,100	312,564
Southern Co. (The)	30,597	1,354,835
St. Jude Medical, Inc.	33,400	2,184,360
Stanley Black & Decker, Inc.	5,900	562,624
Strayer Education, Inc.*	4,700	251,027
Stryker Corp.	26,800	2,472,300
Sunstone Hotel Investors, Inc., REIT	70,035	1,167,483
Symetra Financial Corp.	106,200	2,491,452
Syntel, Inc.*	15,600	806,988
T. Rowe Price Group, Inc.	16,100	1,303,778
Taubman Centers, Inc., REIT	16,074	1,239,788
Teradata Corp.*(a)	19,900	878,386
Terra Nitrogen Co. LP, MLP	8,700	1,267,677
Tesoro Corp.	6,600	602,514
Texas Instruments, Inc.	72,300	4,134,475
Thor Industries, Inc.	19,500	1,232,595
TJX Cos., Inc. (The)	13,400	938,670
Torchmark Corp.	23,353	1,282,547
Toro Co. (The)	12,100	848,452
Tupperware Brands Corp.	31,100	2,146,522
U.S. Bancorp	27,856	1,216,472
Union Pacific Corp.	16,400	1,776,284
United Technologies Corp.	29,300	3,433,960
UnitedHealth Group, Inc.	28,700	3,394,923
Universal Insurance Holdings, Inc.	18,400	470,856
Unum Group	19,900	671,227
USANA Health Sciences, Inc.*	14,574	1,619,463
VAALCO Energy, Inc.*	69,585	170,483
Valero Energy Corp.	38,300	2,436,646
Validus Holdings Ltd.	34,800	1,465,080
Varian Medical Systems, Inc.*	18,900	1,778,301
Vectrus, Inc.*	4,211	107,338
Vera Bradley, Inc.*(a)	16,400	266,172
Verizon Communications, Inc.	110,637	5,380,277
Viacom, Inc. (Class B Stock)	27,800	1,898,740
Vornado Realty Trust, REIT	17,471	1,956,752
W.W. Grainger, Inc.(a)	3,000	707,430
Waddell & Reed Financial, Inc. (Class A Stock)	33,400	1,654,636
Wal-Mart Stores, Inc.	42,892	3,527,867
Waste Management, Inc.	29,730	1,612,258
Waters Corp.*	4,600	571,872
Wells Fargo & Co.	23,338	1,269,587
Western Digital Corp.	37,400	3,403,774
Western Union Co. (The)(a)	206,370	4,294,560
Westlake Chemical Corp.	36,000	2,589,840
Wiley, (John) & Sons, Inc. (Class A Stock)	18,400	1,124,976
Windstream Holdings, Inc.	130,589	966,359

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
World Acceptance Corp.*(a)	6,000	$437,520
Wyndham Worldwide Corp.	15,089	1,365,102
Xilinx, Inc.	66,200	2,800,260
Yum! Brands, Inc.	12,500	984,000
Zimmer Holdings, Inc.	12,500	1,469,000

		652,561,315

TOTAL COMMON STOCKS (cost $1,267,092,658)		1,300,395,065

EXCHANGE TRADED FUND — 0.5%
iShares MSCI South Korea Capped ETF(a) (cost $19,916,419)	344,931	19,743,850

PREFERRED STOCKS — 0.1%
Brazil — 0.1%
AES Tiete SA (PRFC)	99,800	537,220
Banco do Estado do Rio Grande do Sul SA (PRFC B)	47,600	165,699
Itausa — Investimentos Itau SA, (PRFC)	394,400	1,236,999
Vale SA (PRFC)	111,900	542,749
Vale SA (PRFC), ADR	113,200	549,020

		3,031,687

Germany
STO SE & Co. AG KGaA (PRFC)	920	154,319

United States
Morgan Stanley, Series I, 6.375%	43,800	1,140,552

TOTAL PREFERRED STOCKS (cost $6,700,434)		4,326,558

	Units
RIGHTS*
Spain
Telefonica SA, expiring 04/12/15 (cost $0)	488,892	78,852

	Shares
UNAFFILIATED MUTUAL FUNDS — 5.9%
Goldman Sachs Small Cap Value Fund (Institutional Shares)	1,078,145	61,766,933
T. Rowe Price Value Fund (Retail Shares)	4,688,891	163,923,629

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $183,846,039)		225,690,562

	Units
WARRANTS*
Hong Kong
Sun Hung Kai Properties Ltd., expiring 04/22/16 (cost $0)	18,833	54,536

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 1.5%
Non-Residential Mortgage-Backed Securities — 1.5%
CLI Funding V LLC,
Series 2013-2A, Class NOTE, 144A
3.220%	06/18/28	2,097	$2,120,890
Series 2014-2A, Class A, 144A
3.380%	10/18/29	3,325	3,372,953
Cronos Containers Program I Ltd. (Bermuda),
Series 2014-2A, Class A, 144A
3.270%	11/18/29	2,316	2,348,893
Global SC Finance II SRL (Barbados),
Series 2013-1A, Class A, 144A
2.980%	04/17/28	1,596	1,601,907
Series 2014-1A, Class A1, 144A
3.190%	07/17/29	3,453	3,476,360
Longtrain Leasing III LLC,
Series 2015-1A, Class A2, 144A
4.060%	01/15/45	8,525	8,642,926
OneMain Financial Issuance Trust,
Series 2015-1A, Class A, 144A
3.190%	03/18/26	11,350	11,452,831
Synchrony Credit Card Master Note Trust,
Series 2015-1, Class A
2.370%	03/15/23	5,910	5,986,552
Trip Rail Master Funding LLC,
Series 2011-1A, Class A2, 144A
6.024%	07/15/41	7,920	9,029,584
United Auto Credit Securitization Trust,
Series 2015-1, Class C, 144A
2.250%	06/17/19	8,860	8,859,304

TOTAL ASSET-BACKED SECURITIES (cost $56,798,520)			56,892,200

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
DECO Series (Ireland),
Series 2012-MHLX, Class A, RegS
2.834%(c)	07/28/21	GBP 5,889	8,700,761
Government National Mortgage Assoc.,
Series 2011-147, Class IO, IO
1.055%(c)	10/16/44	5,757	303,608
Series 2014-45, Class BI, IO
0.936%(c)	07/16/54	3,010	215,576

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $10,233,232)			9,219,945

CORPORATE BONDS — 22.9%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
5.000%	09/30/43(a)	2,245	2,570,981

Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.750%	07/15/42	2,215	2,160,024

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Brazil
Marfrig Holding Europe BV,
Gtd. Notes, 144A
6.875%	06/24/19(a)	640	$544,000

Canada — 0.4%
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	2,875	2,952,527
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25(a)	340	335,537
Calfrac Holdings LP,
Gtd. Notes, 144A
7.500%	12/01/20	514	456,175
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
5.700%	05/15/17	700	757,526
Canadian Pacific Railway Ltd.,
Sr. Unsec’d. Notes
5.750%	01/15/42	2,510	3,248,161
Cogeco Cable, Inc.,
Gtd. Notes, 144A
4.875%	05/01/20	1,655	1,675,687
Gibson Energy, Inc.,
Gtd. Notes, 144A
6.750%	07/15/21	910	928,200
MEG Energy Corp.,
Gtd. Notes, 144A
7.000%	03/31/24(a)	770	725,725
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.100%	06/01/18	700	788,533
6.850%	06/01/39	1,445	1,903,708
Teine Energy Ltd.,
Sr. Unsec’d. Notes, 144A
6.875%	09/30/22	880	800,800
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24	1,395	1,436,850

			16,009,429

Chile — 0.1%
Banco Santander Chile,
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22	2,115	2,159,358
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes, 144A
4.875%	11/04/44	1,220	1,274,773
VTR Finance BV,
Sr. Sec’d. Notes, 144A
6.875%	01/15/24	650	674,375

			4,108,506

China — 0.1%
CNOOC Curtis Funding No 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23	1,890	2,052,504

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
China (cont’d.)
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23	2,260	$2,207,561

			4,260,065

Colombia
Ecopetrol SA,
Sr. Unsec’d. Notes
5.875%	05/28/45	1,815	1,688,767

Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16	2,355	2,424,190

France — 0.9%
BNP Paribas SA,
Sr. Unsec’d. Notes, MTN
2.375%	09/14/17	2,075	2,115,101
BPCE SA,
Gtd. Notes
2.500%	12/10/18(a)	5,150	5,273,270
Gtd. Notes, MTN
2.250%	01/27/20	3,790	3,809,212
Sub. Notes, 144A
4.500%	03/15/25	3,340	3,388,303
5.700%	10/22/23	1,785	1,974,110
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
6.500%	01/26/19	1,230	1,438,554
Numericable-SFR SAS,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	1,895	1,918,687
6.250%	05/15/24	475	480,937
Societe Generale SA,
Gtd. Notes
2.750%	10/12/17	2,785	2,868,104
Jr. Sub. Notes, 144A
6.000%(c)	10/27/49(a)	1,305	1,238,119
Sub. Notes, 144A
5.000%	01/17/24(a)	7,060	7,391,905
Total Capital SA,
Gtd. Notes
2.300%	03/15/16	1,170	1,189,870

			33,086,172

Germany — 0.4%
Deutsche Annington Finance BV,
Gtd. Notes, 144A
3.200%	10/02/17	2,805	2,887,209
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.250%	03/06/17	800	813,893
KFW,
Gov’t. Gtd. Notes, MTN
2.750%	09/08/20	3,035	3,220,797
Norddeutsche Landesbank Girozentrale,
Sec’d. Notes, 144A
0.875%	10/16/15	4,600	4,608,883

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.250%	05/15/21	225	$223,875
4.750%	05/15/21	300	303,000
Schaeffler Holding Finance BV,
Sr. Sec’d. Notes, PIK, 144A
6.750%	11/15/22	500	540,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A
5.500%	01/15/23	940	983,522

			13,581,179

Ireland — 0.2%
Fly Leasing Ltd.,
Sr. Unsec’d. Notes
6.375%	10/15/21	530	524,700
6.750%	12/15/20	1,500	1,531,875
James Hardie International Finance Ltd.,
Gtd. Notes, 144A
5.875%	02/15/23	935	963,050
XLIT Ltd.,
Gtd. Notes
5.500%	03/31/45	3,380	3,380,781
5.750%	10/01/21	1,170	1,376,317

			7,776,723

Italy — 0.1%
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	1,710	1,791,225
Wind Acquisition Finance SA,
Sec’d. Notes, 144A
7.375%	04/23/21	775	804,063

			2,595,288

Jamaica
Digicel Ltd.,
Gtd. Notes, 144A
6.750%	03/01/23	680	658,750

Luxembourg — 0.2%
Aguila 3 SA,
Sr. Sec’d. Notes, 144A
7.875%	01/31/18	680	680,000
Altice SA,
Gtd. Notes, 144A
7.750%	05/15/22	1,680	1,708,350
ArcelorMittal,
Sr. Unsec’d. Notes
7.750%	10/15/39	988	1,037,400
Ardagh Finance Holdings SA,
Sr. Unsec’d. Notes, PIK, 144A
8.625%	06/15/19(a)	667	694,613
INEOS Group Holdings SA,
Sec’d. Notes, 144A
6.125%	08/15/18	200	201,000
Intelsat Jackson Holdings SA,
Gtd. Notes
6.625%	12/15/22(a)	505	487,325

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Luxembourg (cont’d.)
Intelsat Luxembourg SA,
Gtd. Notes
8.125%	06/01/23	1,115	$1,025,800

			5,834,488

Mexico — 0.5%
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, 144A
4.875%	05/26/21	3,070	3,315,600
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	1,509	1,580,633
Kansas City Southern de Mexico SA de CV,
Sr. Unsec’d. Notes
3.000%	05/15/23	1,785	1,760,999
Petroleos Mexicanos,
Gtd. Notes
4.875%	01/24/22(a)	5,050	5,359,313
4.875%	01/18/24	2,100	2,222,850
6.375%	01/23/45	4,230	4,729,140

			18,968,535

Netherlands — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
Gtd. Notes, 144A
4.500%	05/15/21(a)	1,375	1,421,406
Constellium NV,
Sr. Unsec’d. Notes, 144A
8.000%	01/15/23(a)	600	628,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Gtd. Notes
3.950%	11/09/22	2,130	2,204,980
Sr. Unsec’d. Notes
2.250%	01/14/19(a)	1,290	1,312,163
Koninklijke Kpn NV,
Sr. Sub. Notes, 144A
7.000%(c)	03/28/73	1,180	1,272,984
Schaeffler Finance BV,
Sec’d. Notes, RegS
4.250%	05/15/21	1,355	1,348,225
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	215	217,956
5.625%	11/01/24(a)	570	607,050
Shell International Finance BV,
Gtd. Notes
2.375%	08/21/22(a)	3,000	2,989,038

			12,002,302

New Zealand
Beverage Packaging Holdings Luxembourg II SA/
Beverage Packaging Holdings II,
Gtd. Notes, 144A
5.625%	12/15/16	1,450	1,455,437

Peru
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18	1,700	1,746,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Poland
Eileme 2 AB,
Sr. Sec’d. Notes, 144A
11.625%	01/31/20	285	$321,423

Spain
BBVA US Sr. SAU,
Gtd. Notes
4.664%	10/09/15	1,455	1,482,965

Supranational Bank — 0.1%
European Investment Bank,
Sr. Unsec’d. Notes
4.875%	02/15/36	3,810	5,126,965

Sweden
Swedbank Hypotek AB,
Covered Bonds, 144A
2.375%	04/05/17(a)	1,390	1,429,331

Switzerland — 0.2%
UBS AG,
Covered Bonds, 144A
2.250%	03/30/17	2,630	2,700,366
UBS AG/Stamford CT,
Sr. Unsec’d. Notes, MTN
0.969%(c)	03/26/18	6,020	6,025,231

			8,725,597

United Kingdom — 1.4%
Abbey National Treasury Services PLC,
Gtd. Notes
3.050%	08/23/18	1,495	1,557,318
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22	785	836,025
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.750%	05/22/19	1,150	1,363,259
Sub. Notes
5.140%	10/14/20	1,045	1,161,012
Barclays PLC,
Sr. Unsec’d. Notes
3.650%	03/16/25	4,410	4,423,455
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22	5,745	6,179,810
4.875%	01/14/22	3,885	4,382,995
Sub. Notes
5.250%	03/14/44	1,865	2,123,536
Ineos Finance PLC,
Sr. Sec’d. Notes, 144A
7.500%	05/01/20(a)	1,295	1,366,225
Inmarsat Finance PLC,
Gtd. Notes, 144A
4.875%	05/15/22	1,115	1,115,000
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
5.625%	02/01/23	500	526,250
Sr. Unsec’d. Notes, 144A
3.500%	03/15/20	400	397,500

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Lloyds Bank PLC,
Gtd. Notes
2.300%	11/27/18	970	$986,194
Rio Tinto Finance USA Ltd.,
Gtd. Notes
4.125%	05/20/21	465	500,913
7.125%	07/15/28	825	1,103,786
Rio Tinto Finance USA PLC,
Gtd. Notes
2.250%	12/14/18	3,010	3,059,837
3.500%	03/22/22	1,885	1,947,488
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
1.875%	03/31/17	5,495	5,487,109
Sub. Notes
5.125%	05/28/24(a)	900	944,200
6.000%	12/19/23	395	439,375
6.100%	06/10/23	1,050	1,167,660
Royal Bank of Scotland PLC (The),
Gtd. Notes
5.625%	08/24/20	4,695	5,446,355
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A
8.750%	02/01/20	720	774,000
Trinity Acquisition PLC,
Gtd. Notes
6.125%	08/15/43	1,855	2,188,852
UBM PLC,
Sr. Unsec’d. Notes, 144A
5.750%	11/03/20	1,980	2,187,435
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25	1,000	1,037,800

			52,703,389

United States — 17.7%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21	3,300	3,655,275
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19	1,034	1,096,040
Access Midstream Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
5.875%	04/15/21	895	934,434
6.125%	07/15/22	240	254,280
Actavis Funding SCS,
Gtd. Notes
4.550%	03/15/35	1,330	1,386,283
4.750%	03/15/45(a)	4,535	4,820,052
4.850%	06/15/44(a)	1,430	1,518,882
Activision Blizzard, Inc.,
Gtd. Notes, 144A
5.625%	09/15/21	1,125	1,198,125
AES Corp.,
Sr. Unsec’d. Notes
3.262%(c)	06/01/19	1,475	1,467,625
4.875%	05/15/23	815	794,625
5.500%	03/15/24	245	244,387

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42	465	$515,994
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
9.500%	06/15/18(a)	1,400	1,482,250
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.625%	12/15/18	465	483,600
5.500%	02/15/22	1,220	1,297,775
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.900%	06/15/23	1,080	1,115,078
4.500%	07/30/29	2,655	2,802,799
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	945	942,637
Alliance One International, Inc.,
Sec’d. Notes
9.875%	07/15/21(a)	980	862,400
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20	2,396	2,806,315
Sr. Unsec’d. Notes
4.125%	02/13/22	2,275	2,218,125
5.125%	09/30/24	335	345,469
Altria Group, Inc.,
Gtd. Notes
4.750%	05/05/21	1,520	1,696,629
10.200%	02/06/39	888	1,570,398
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	650	684,125
6.625%	10/15/22(a)	980	1,051,050
7.750%	11/15/19	350	398,125
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	2,165	2,194,362
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17	1,500	1,664,535
American Express Co.,
Jr. Sub. Notes
4.900%(c)	12/29/49	580	588,410
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.535%(c)	06/05/17	5,510	5,500,435
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	01/15/55	2,125	2,141,596
6.400%	12/15/20	3,330	4,033,679
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16	1,675	1,785,592
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
6.750%	05/20/20	1,210	1,273,525
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/45	1,770	1,859,134

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	1,960	$2,108,962
4.500%	03/15/20	1,945	2,148,099
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.625%	06/01/21	1,080	1,123,200
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	1,465	1,588,000
4.650%	01/15/43	4,545	4,926,544
Aon PLC,
Gtd. Notes
4.600%	06/14/44	3,990	4,288,360
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	4,550	4,494,131
3.450%	02/09/45(a)	2,000	1,898,478
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23(a)	600	621,750
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	06/15/45(a)	2,350	2,247,726
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23	3,795	3,741,673
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
6.000%	10/15/21	360	385,200
7.750%	02/15/19	1,547	1,612,747
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	12/29/49(a)	1,260	1,219,050
6.500%(c)	10/29/49(a)	420	444,150
Sr. Unsec’d. Notes
5.625%	07/01/20	7,585	8,744,557
Sr. Unsec’d. Notes, MTN
1.125%(c)	04/01/19	4,015	4,038,508
3.300%	01/11/23	4,025	4,077,482
5.000%	01/21/44(a)	1,265	1,451,995
Sub. Notes, MTN
4.200%	08/26/24	2,760	2,855,402
Bank of America NA,
Sub. Notes
6.100%	06/15/17	1,400	1,533,734
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44(a)	2,220	2,412,518
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18	900	1,010,986
6.500%	09/15/37	2,970	4,020,762
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19	375	386,250
Bon-Ton Department Stores, Inc. (The),
Sec’d. Notes
8.000%	06/15/21	112	92,400

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
BorgWarner, Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/45	2,530	$2,626,917
Boston Properties LP,
Sr. Unsec’d. Notes
3.125%	09/01/23	1,095	1,103,321
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18	1,560	1,577,171
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22(a)	635	457,200
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42	2,160	2,297,108
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A
9.125%	08/15/21	1,765	1,835,600
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
Sr. Sec’d. Notes
8.000%	10/01/20(a)	865	858,513
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.,
Sec’d. Notes, 144A
9.375%	05/01/22(a)	765	587,137
California Resources Corp.,
Gtd. Notes, 144A
5.500%	09/15/21(a)	755	669,836
Calpine Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22	375	401,250
Sr. Unsec’d. Notes
5.750%	01/15/25	1,435	1,445,763
Camden Property Trust,
Sr. Unsec’d. Notes
5.000%	06/15/15	1,310	1,321,199
Capital One Bank USA NA,
Sr. Unsec’d. Notes
1.300%	06/05/17(a)	2,310	2,296,826
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/05/25	3,065	3,039,554
Capital One NA/Mclean VA,
Sr. Unsec’d. Notes
2.950%	07/23/21	2,620	2,657,445
CBS Corp.,
Gtd. Notes
4.600%	01/15/45	840	855,143
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	905	914,050
5.250%	09/30/22(a)	1,790	1,830,275
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23(a)	225	228,375
6.000%	08/15/22(a)	430	461,583

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes, 144A
5.375%	06/01/24	315	$322,087
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	500	500,000
Chaparral Energy, Inc.,
Gtd. Notes
9.875%	10/01/20	670	495,800
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22(a)	755	707,813
Chevron Corp.,
Sr. Unsec’d. Notes
3.191%	06/24/23	2,080	2,166,530
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22(a)	1,105	1,180,969
Sr. Sec’d. Notes
5.125%	08/01/21(a)	640	659,200
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/40	1,900	2,349,301
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	1,590	1,631,737
5.000%	08/01/23	500	512,500
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49	670	648,225
Sr. Unsec’d. Notes
3.375%	03/01/23	2,930	3,002,749
8.125%	07/15/39(a)	2,815	4,428,220
Sub. Notes
4.300%	11/20/26(a)	6,025	6,231,603
Claire’s Stores, Inc.,
Gtd. Notes, 144A
7.750%	06/01/20(a)	475	192,375
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	1,305	1,519,773
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43(a)	1,965	2,157,315
4.750%	03/01/44	920	1,058,611
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45	2,765	2,805,983
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	195	194,756
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22	497	490,166
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22(a)	1,190	1,198,925

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22	560	$497,000
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	940	1,231,380
CVS Health Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18	2,285	2,336,246
5.750%	06/01/17	508	557,849
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
6.375%	11/15/22	545	579,063
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/21	740	769,600
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24	1,385	1,412,700
Delmarva Power & Light Co.,
First Mortgage
3.500%	11/15/23	4,670	4,966,540
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24	1,850	1,966,685
Digital Realty Trust LP,
Gtd. Notes
5.250%	03/15/21	1,305	1,452,411
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
2.400%	03/15/17	4,350	4,428,056
5.150%	03/15/42	365	381,451
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18	635	638,175
5.000%	03/15/23	1,485	1,443,865
5.875%	11/15/24(a)	175	175,219
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20	1,800	2,004,566
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19	1,925	2,172,074
Duke Energy Florida, Inc.,
First Mortgage
6.400%	06/15/38(a)	1,720	2,442,639
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21	305	314,913
Dynegy Finance I, Inc./Dynegy Finance II, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	11/01/19	230	238,050
7.375%	11/01/22	185	194,481
7.625%	11/01/24(a)	345	361,387
Eastman Chemical Co.,
Sr. Unsec’d. Notes
4.650%	10/15/44	2,220	2,329,799
4.800%	09/01/42	440	459,166

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Eco Services Operations LLC/Eco Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	11/01/22	370	$373,700
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21(a)	795	767,175
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22	751	796,999
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24	1,300	1,371,500
7.500%	10/15/20	400	448,000
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20	5,170	5,427,544
4.650%	06/01/21	60	64,107
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21(a)	3,885	3,926,678
5.200%	03/15/25	1,460	1,462,270
5.750%	10/01/44(a)	2,720	2,634,372
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22	1,680	1,751,400
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	380	384,143
4.950%	10/15/54	835	891,188
6.125%	10/15/39	1,858	2,283,549
6.450%	09/01/40	835	1,048,398
6.650%	04/15/18	2,000	2,282,812
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22	825	843,563
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21	2,600	2,904,252
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19	640	582,400
Evraz, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	11/15/19	640	619,200
Express Scripts Holding Co.,
Gtd. Notes
4.750%	11/15/21	2,360	2,655,253
6.125%	11/15/41	2,285	2,891,590
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	04/01/21	920	846,400
Family Tree Escrow LLC,
Sr. Sec’d. Notes, 144A
5.750%	03/01/23(a)	620	652,550
FCA US LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19	895	938,631

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.750%	01/15/22	682	$693,867
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	540	567,000
First Data Corp.,
Gtd. Notes
10.625%	06/15/21	623	708,663
11.750%	08/15/21	1,413	1,633,781
Sec’d. Notes, PIK, 144A
8.750%	01/15/22	1,436	1,545,495
First Republic Bank,
Sr. Unsec’d. Notes
2.375%	06/17/19	2,780	2,810,419
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16	2,150	2,160,004
4.375%	08/06/23(a)	10,400	11,236,514
5.000%	05/15/18	1,865	2,033,721
Gannett Co., Inc.,
Gtd. Notes
5.125%	10/15/19	915	958,463
5.125%	07/15/20	230	239,775
Gtd. Notes, 144A
5.500%	09/15/24	340	355,725
GCI, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/25	625	629,687
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42	965	1,018,510
4.500%	03/11/44	5,110	5,736,011
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18	565	578,876
General Motors Financial Co., Inc.,
Gtd. Notes
2.750%	05/15/16	1,270	1,284,173
4.375%	09/25/21	625	663,806
GenOn Americas Generation LLC,
Sr. Unsec’d. Notes
8.500%	10/01/21	1,350	1,282,500
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42(a)	2,645	2,862,840
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21	3,740	4,203,221
4.500%	02/01/45	3,165	3,495,480
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21(a)	1,640	1,681,000
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	01/22/23	3,285	3,397,915
5.250%	07/27/21	5,480	6,231,938
5.750%	01/24/22	2,310	2,696,597
Sr. Unsec’d. Notes, MTN

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
1.861%(c)	11/29/23	3,500	$3,607,513
4.800%	07/08/44(a)	2,675	2,970,828
5.375%	03/15/20	3,965	4,499,308
Sub. Notes
6.750%	10/01/37	1,630	2,140,276
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20(a)	1,090	1,147,225
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22	1,075	1,107,250
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21(a)	813	565,035
9.750%	07/15/20	155	109,275
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.625%	03/30/40	815	1,092,982
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
7.750%	05/15/21	2,320	2,468,619
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23	1,400	1,512,000
Sr. Sec’d. Notes
5.000%	03/15/24	600	636,000
HD Supply, Inc.,
Gtd. Notes
11.500%	07/15/20	325	375,781
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.125%	04/01/19	1,425	1,528,740
Healthsouth Corp.,
Gtd. Notes
5.750%	11/01/24	785	816,400
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.400%	04/01/21	3,620	4,091,476
5.950%	04/01/41	895	1,195,091
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21	2,360	2,802,335
Humana, Inc.,
Sr. Unsec’d. Notes
7.200%	06/15/18	580	673,488
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20(a)	1,135	1,179,038
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19(a)	1,250	1,237,500
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	540	534,767
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19	1,220	1,308,206
Sr. Unsec’d. Notes, 144A
6.500%	05/15/22	755	773,875

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.650%	11/01/44	2,385	$2,531,592
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	7,285	8,794,991
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.875%	09/01/17	2,005	2,265,650
International Paper Co.,
Sr. Unsec’d. Notes
7.300%	11/15/39	895	1,194,095
Jaguar Holding Co. I,
Sr. Unsec’d. Notes, PIK, 144A
9.375%	10/15/17	255	260,737
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19	1,100	1,182,500
JC Penney Corp., Inc.,
Gtd. Notes
6.375%	10/15/36	700	507,500
8.125%	10/01/19(a)	200	196,000
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes
6.750%	04/01/22	1,035	967,725
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.400%	07/22/20	6,100	6,699,246
Sub. Notes
3.875%	09/10/24(a)	10,635	10,910,340
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	2,085	2,307,770
KB Home,
Gtd. Notes
4.750%	05/15/19	615	601,163
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45	3,585	3,779,891
Gtd. Notes, 144A
5.625%	11/15/23	750	824,727
Kindred Healthcare, Inc.,
Gtd. Notes
6.375%	04/15/22	620	625,425
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.000%	06/04/42	1,830	2,025,122
6.500%	02/09/40	1,865	2,414,893
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	04/15/42	1,205	1,371,232
5.150%	08/01/43	770	909,343
L Brands, Inc.,
Gtd. Notes
6.625%	04/01/21	955	1,093,962
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45	2,440	2,511,482

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23	750	$766,875
Landry’s, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	05/01/20	1,480	1,587,300
Lennar Corp.,
Gtd. Notes
4.750%	11/15/22	630	641,025
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22	1,105	1,207,213
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	2,080	2,255,494
5.000%	06/01/21	1,015	1,124,526
6.500%	05/01/42	1,005	1,288,048
LifePoint Hospitals, Inc.,
Gtd. Notes
5.500%	12/01/21	790	827,525
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.500%	09/15/21	1,750	1,383,594
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.375%	06/15/22	245	249,900
LKQ Corp.,
Gtd. Notes
4.750%	05/15/23	185	181,300
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	1,705	1,899,991
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	2,050	2,037,930
5.125%	01/15/42	1,195	1,339,431
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54	3,625	3,638,336
5.125%	03/01/21	1,650	1,855,907
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18(a)	580	607,550
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21	3,780	4,264,192
McKesson Corp.,
Sr. Unsec’d. Notes
7.500%	02/15/19	305	365,341
MDC Partners, Inc.,
Gtd. Notes, 144A
6.750%	04/01/20	810	853,537
Medtronic, Inc.,
Gtd. Notes, 144A
4.625%	03/15/45	6,719	7,615,798
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
7.625%	05/01/21	810	737,100
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.875%	08/01/22	190	$168,150
Men’s Wearhouse, Inc. (The),
Gtd. Notes, 144A
7.000%	07/01/22(a)	1,100	1,157,750
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	02/10/25	1,810	1,808,534
Meritor, Inc.,
Gtd. Notes
6.250%	02/15/24(a)	1,377	1,387,327
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	5,005	5,930,925
Sr. Unsec’d. Notes
4.721%	12/15/44	2,220	2,519,121
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23(a)	700	719,250
6.875%	04/01/16	495	514,800
7.750%	03/15/22(a)	375	422,344
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes
9.250%	06/01/21	395	191,575
10.750%	10/01/20(a)	237	127,980
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	950	983,250
Modular Space Corp.,
Sec’d. Notes, 144A
10.250%	01/31/19	530	421,350
Monsanto Co.,
Sr. Unsec’d. Notes
4.700%	07/15/64	2,275	2,475,612
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23	4,580	4,796,813
4.300%	01/27/45(a)	1,880	1,948,107
Sr. Unsec’d. Notes, MTN
3.700%	10/23/24	2,375	2,476,132
5.500%	01/26/20	2,660	3,023,071
5.500%	07/28/21	1,580	1,832,904
Sub. Notes, MTN
4.350%	09/08/26(a)	2,990	3,134,309
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21	1,695	1,790,868
4.875%	11/15/41	270	285,241
MPG Holdco I, Inc.,
Gtd. Notes, 144A
7.375%	10/15/22(a)	1,255	1,341,281
Multi-Color Corp.,
Gtd. Notes, 144A
6.125%	12/01/22	725	754,000
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21	990	1,002,375
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	10/26/20	325	318,906

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.500%	01/25/23(a)	390	$371,475
Sr. Unsec’d. Notes, MTN
5.500%	01/15/19	1,060	1,081,200
6.000%	01/25/17	2,065	2,172,122
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21	3,050	3,398,100
5.150%	04/30/20	5,890	6,759,924
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23	285	301,387
NCR Corp.,
Gtd. Notes
5.875%	12/15/21	460	479,550
6.375%	12/15/23(a)	345	367,425
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21(a)	850	901,000
Nes Rentals Holdings, Inc.,
Sec’d. Notes, 144A
7.875%	05/01/18	1,750	1,767,500
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20(a)	575	606,625
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	1,330	1,338,313
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	1,065	1,197,291
6.125%	03/01/22	1,790	2,149,709
6.800%	01/15/19	1,000	1,176,730
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	3,000	3,177,435
6.000%	03/01/41	1,260	1,418,354
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24	815	821,113
8.250%	09/01/20	615	651,131
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22(a)	320	312,000
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.950%	04/01/24	3,405	3,587,508
Omnicom Group, Inc.,
Gtd. Notes
4.450%	08/15/20	3,880	4,269,036
5.900%	04/15/16	500	523,375
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	910	990,800
8.625%	03/01/19	915	1,084,158
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22	9,230	9,230,461
3.400%	07/08/24	2,628	2,762,525

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	955	$1,077,302
Paragon Offshore PLC,
Gtd. Notes, 144A
7.250%	08/15/24	184	61,180
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20(a)	704	661,760
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
6.375%	05/16/38	1,525	2,021,081
Phillips 66,
Gtd. Notes
4.875%	11/15/44(a)	3,800	4,069,519
Pinnacle Entertainment, Inc.,
Gtd. Notes
7.500%	04/15/21	1,330	1,403,150
Pioneer Energy Services Corp.,
Gtd. Notes
6.125%	03/15/22	245	186,200
PPL Electric Utilities Corp.,
First Mortgage
4.750%	07/15/43	2,885	3,402,855
Public Service Co. of Colorado,
First Mortgage
4.750%	08/15/41	1,465	1,750,666
Qualitytech LP/QTS Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/22	1,000	1,027,500
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.000%	10/01/22	910	946,400
5.875%	03/01/22	305	330,925
Republic Services, Inc.,
Gtd. Notes
5.250%	11/15/21	2,895	3,324,795
Reynolds American, Inc.,
Gtd. Notes
4.750%	11/01/42	445	459,006
6.150%	09/15/43(a)	725	895,798
7.250%	06/15/37	535	704,913
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes
5.750%	10/15/20	1,000	1,033,750
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	400	410,000
Sr. Sec’d. Notes
8.000%	08/15/20	950	1,005,813
RKI Exploration & Production LLC/RKI Finance Corp.,
Gtd. Notes, 144A
8.500%	08/01/21	1,130	1,073,500
Rohm & Haas Co.,
Gtd. Notes
6.000%	09/15/17	1,126	1,245,760
Rosetta Resources, Inc.,
Gtd. Notes
5.875%	06/01/24(a)	525	488,250

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21(a)	196	$197,286
5.750%	05/15/24	1,040	1,045,200
Sr. Sec’d. Notes, 144A
5.625%	03/01/25	425	420,219
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23	1,265	1,337,737
5.500%	02/01/21	880	938,300
SandRidge Energy, Inc.,
Gtd. Notes
8.125%	10/15/22	710	435,585
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21(a)	1,330	1,315,869
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22	423	192,465
Seventy Seven Operating LLC,
Gtd. Notes
6.625%	11/15/19(a)	1,900	1,420,250
Signet UK Finance PLC,
Gtd. Notes
4.700%	06/15/24	2,340	2,401,980
Sinclair Television Group, Inc.,
Gtd. Notes
6.375%	11/01/21	399	421,943
Gtd. Notes, 144A
5.625%	08/01/24	440	447,700
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	04/15/25	615	618,075
6.000%	07/15/24(a)	1,595	1,674,750
Southern California Edison Co.,
First Ref. Mortgage
5.500%	03/15/40	1,395	1,804,787
Southern Co. (The),
Sr. Unsec’d. Notes
2.375%	09/15/15	3,635	3,663,840
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43	3,090	3,602,044
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22(a)	1,600	1,520,000
7.000%	08/15/20(a)	1,025	1,041,016
Sprint Corp., Gtd. Notes
7.875%	09/15/23(a)	1,135	1,157,700
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23	700	708,750
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24	695	712,375
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23	715	736,450

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%	11/15/22(a)	900	$958,500
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
2.875%	12/06/22	2,060	2,056,545
4.250%	12/06/42	1,335	1,428,110
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
5.000%	01/15/18	665	684,950
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20	205	217,300
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19(a)	1,405	1,394,463
Terex Corp.,
Gtd. Notes
6.000%	05/15/21	465	476,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes, 144A
5.500%	10/15/19	140	144,200
6.250%	10/15/22	205	212,175
T-Mobile USA, Inc.,
Gtd. Notes
6.375%	03/01/25(a)	1,720	1,774,868
6.731%	04/28/22	665	699,913
Triangle USA Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	07/15/22	1,000	807,500
Tyson Foods, Inc.,
Gtd. Notes
5.150%	08/15/44	970	1,128,930
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.646%	02/15/24	804	869,832
4.163%	07/15/22	1,820	2,036,374
4.850%	06/15/44	1,505	1,791,873
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23	2,000	2,117,500
8.375%	09/15/20	245	263,449
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/37	1,495	2,102,519
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(a)	280	285,950
7.875%	11/01/20	560	597,800
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21(a)	1,360	1,380,400
Sr. Unsec’d. Notes, 144A
5.875%	05/15/23	270	276,750
6.125%	04/15/25	650	672,750
Valero Energy Corp.,
Gtd. Notes
6.625%	06/15/37	2,850	3,517,775

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Vander Intermediate Holding II Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	02/01/19	1,600	$1,612,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.664%(c)	06/09/17	3,270	3,264,807
2.450%	11/01/22	2,335	2,263,369
5.012%	08/21/54	5,906	6,128,007
Sr. Unsec’d. Notes, 144A
4.672%	03/15/55	4,875	4,774,287
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
8.500%	10/15/22	925	1,029,063
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	1,030	1,087,298
Voya Financial, Inc.,
Gtd. Notes
5.500%	07/15/22(a)	4,545	5,252,188
Waste Management, Inc.,
Gtd. Notes
4.100%	03/01/45	2,585	2,641,387
Wave Holdco LLC/Wave Holdco Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	07/15/19	918	939,803
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20	1,650	1,784,063
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42(a)	1,575	1,384,395
Wells Fargo & Co.,
Sub. Notes, MTN
4.100%	06/03/26(a)	8,790	9,274,048
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22(a)	1,085	1,060,587
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.550%	06/24/24(a)	1,140	1,104,105
Williams Partners LP,
Sr. Unsec’d. Notes
5.100%	09/15/45	700	674,983
5.250%	03/15/20	4,320	4,755,987
5.400%	03/04/44	1,825	1,830,672
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/24	450	452,250
Willis Group Holdings PLC,
Gtd. Notes
5.750%	03/15/21	1,915	2,156,868
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18	312	333,060
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	06/15/19	1,235	1,335,344

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37	2,015	$2,579,718
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes, 144A
6.000%	04/01/23(a)	770	773,850
Zions Bancorporation,
Jr. Sub. Notes
5.800%(c)	12/29/49	325	310,863

			682,581,609

TOTAL CORPORATE BONDS (cost $849,932,926)			883,842,865

FOREIGN GOVERNMENT BONDS — 0.5%
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24	1,785	1,869,787
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	740	904,650
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18	3,515	3,682,384
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41	1,060	1,078,550
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45	915	940,163
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.875%	09/16/25	3,235	3,704,722
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22	2,700	2,803,950
6.050%	01/11/40	1,040	1,284,400
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	2,026	2,127,300

TOTAL FOREIGN GOVERNMENT BONDS (cost $18,007,232)			18,395,906

MUNICIPAL BONDS — 1.2%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs,
6.263%	04/01/49	1,275	1,835,898
State of California,
General Obligation Unlimited, BABs,
7.550%	04/01/39	2,930	4,574,550

			6,410,448

Florida — 0.2%
State Board of Administration Finance Corp.,
Revenue Bonds, Series A
2.995%	07/01/20	8,000	8,229,280

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs,
6.637%	04/01/57	3,200	4,186,432

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, BABs,
6.725%	04/01/35	3,110	$3,545,151

Mississippi
State of Mississippi,
General Obligation Unlimited, BABs, Series 2010E
5.245%	11/01/34	1,370	1,631,560

Missouri — 0.1%
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs,
5.445%	05/01/33	2,315	2,880,091

New York — 0.2%
City of New York,
General Obligation Unlimited, BABs, Series F
6.271%	12/01/37	2,120	2,879,490
Metropolitan Transportation Authority,
Revenue Bonds, BABs,
6.814%	11/15/40	2,180	3,098,260
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs, Series EE
6.011%	06/15/42	1,840	2,507,239

			8,484,989

Ohio — 0.1%
American Municipal Power, Inc.,
Revenue Bonds, BABs,
7.834%	02/15/41	2,020	3,062,461

Texas — 0.2%
Dallas Area Rapid Transit,
Revenue Bonds, BABs,
4.922%	12/01/41	800	961,696
5.022%	12/01/48	2,435	3,033,986
University of Texas System,
Revenue Bonds, BABs, Series 2010D
5.134%	08/15/42	1,785	2,249,671

			6,245,353

TOTAL MUNICIPAL BONDS (cost $37,716,189)			44,675,765

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.8%
Aggregator of Loans Backed by Assets (United Kingdom),
Series 2011-1, Class A2, RegS
3.004%(c)	05/25/51	GBP 2,587	3,845,283
Alba PLC (United Kingdom),
Series 2007-1, Class A2, RegS
0.694%(c)	03/17/39	GBP 974	1,440,706
Bluestep Mortgage Securities Ltd. (Ireland),
Series 2, Class AA, RegS
1.503%(c)	11/10/55	EUR 4,516	4,866,885
E-MAC Program BV (Netherlands),
Series 2007-NL3A, Class A1, 144A
0.331%(c)	07/25/47	8,939	8,766,900
Eurosail PLC (United Kingdom),
Series 2006-3X, Class A3A, RegS
0.206%(c)	09/10/44	EUR 2,771	2,911,010
Series 2006-4X, Class A3C, RegS
0.722%(c)	12/10/44	GBP 3,264	4,675,602

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-1X, Class A3C, RegS
0.720%(c)	03/13/45	GBP 577	$825,550
Granite Master Issuer PLC (United Kingdom),
Series 2007-1, Class 5A1, RegS
0.724%(c)	12/20/54	GBP 363	536,267
Mansard Mortgages PLC (United Kingdom),
Series 2006-1X, Class A2, RegS
0.760%(c)	10/15/48	GBP 1,145	1,633,311
Marble Arch Residential Securitisation Ltd. (United Kingdom),
Series 4X, Class A3C, RegS
0.746%(c)	03/20/40	GBP 2,075	3,046,795
Money Partners Securities PLC (United Kingdom),
Series 2X, Class A2A, RegS
1.062%(c)	05/14/39	GBP 503	726,828
Series 2X, Class A2C, RegS
0.757%(c)	05/14/39	82	79,761
Series 3X, Class A2B
0.427%(c)	09/14/39	EUR 1,836	1,915,166
Series 4X, Class A1A, RegS
0.940%(c)	03/15/40	GBP 4,311	6,200,027
Mortgage Funding PLC (United Kingdom),
Series 2008-1, Class A2, RegS
1.660%(c)	03/13/46	GBP 6,557	9,472,055
Paragon Mortgages PLC (United Kingdom),
Series 9X, Class AA, RegS
0.922%(c)	05/15/41	GBP 1,453	2,062,878
Preferred Residential Securities PLC (United Kingdom),
Series 8X, Class A1A2, RegS
0.800%(c)	12/15/42	GBP 500	721,982
Series 8X, Class A1C, RegS
0.257%(c)	12/15/42	EUR 127	133,276
Provide PLC (Ireland),
Series G02-1, Class B, RegS
0.490%(c)	12/02/48	EUR 606	637,007
Residential Mortgage Securities PLC (United Kingdom),
Series 20X, Class A2A, RegS
0.825%(c)	08/10/38	GBP 3,973	5,722,877
Series 20X, Class A2C, RegS
0.293%(c)	08/10/38	EUR 306	319,502
Series 21X, Class A3A, RegS
0.964%(c)	11/12/38	GBP 1,949	2,796,043
Series 22X, Class A3A, RegS
0.922%(c)	11/14/39	GBP 3,292	4,673,932
Series 22X, Class A3C, RegS
0.408%(c)	11/14/39	EUR 126	129,483
Series 25, Class A1, RegS
3.064%(c)	12/16/50	GBP 2,395	3,679,962
Series 26, Class A1, RegS
2.813%(c)	02/14/41	GBP 1,065	1,636,071
RMAC PLC (United Kingdom),
Series 2003-NS1X, Class A3, RegS
1.060%(c)	06/12/35	GBP 89	128,823
Series 2003-NS2X, Class A3, RegS
1.010%(c)	09/12/35	GBP 1,191	1,702,330
Series 2003-NS3X, Class A3, RegS
1.460%(c)	12/12/35	GBP 5,166	7,559,082
Series 2003-NS4X, Class A3, RegS
1.300%(c)	03/12/36	GBP 672	973,111

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-NS2X, Class A3, RegS
0.800%(c)	06/12/36	GBP	929	$1,301,231
Series 2005-NS1X, Class A2C, RegS
0.162%(c)	06/12/37	EUR	1,937	1,964,133
RMAC Securities PLC (United Kingdom),
Series 2006-NS1X, Class A2A, RegS
0.710%(c)	06/12/44	GBP	4,507	6,305,504
Series 2006-NS2X, Class A2A, RegS
0.710%(c)	06/12/44	GBP	913	1,275,981
Southern Pacific Financing PLC (United Kingdom),
Series 2005-B, Class A, RegS
0.737%(c)	06/10/43	GBP	988	1,413,345
Series 2006-A, Class A, RegS
0.722%(c)	03/10/44	GBP	3,619	5,172,094
Thrones PLC (United Kingdom),
Series 2013-1, Class A, RegS
2.063%(c)	07/20/44	GBP	3,309	4,957,818

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $115,603,919)				106,208,611

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bonds
3.000%	11/15/44		340	372,539
3.125%	08/15/44		527	590,446
U.S. Treasury Notes
0.875%	01/15/18		3,595	3,598,653
1.250%	01/31/20		1,430	1,422,627
1.375%	02/29/20		2,435	2,435,570
1.500%	11/30/19		115	115,880

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,459,483)				8,535,715

TOTAL LONG-TERM INVESTMENTS (cost $2,574,307,051)				2,678,060,430

		Shares
SHORT-TERM INVESTMENT — 33.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,279,603,968; includes $190,113,110 of cash collateral for securities on loan)(b)(w)		1,279,603,968		1,279,603,968

TOTAL INVESTMENTS — 102.8% (cost $3,853,911,019)				$3,957,664,398

Liabilities in excess of other assets (x) — (2.8)%				(107,640,509)

NET ASSETS — 100.0%				$3,850,023,889

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $183,711,561; cash collateral of $190,113,110 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
496	2 Year U.S. Treasury Notes	Jun. 2015	$108,414,750	$108,701,500	$286,750
18	20 Year U.S. Treasury Bonds	Jun. 2015	2,971,125	2,949,750	(21,375)
385	DAX Index.	Jun. 2015	124,038,623	124,299,545	260,922
8,276	Euro STOXX 50	Jun. 2015	318,089,459	323,113,008	5,023,549
248	Hang Seng China Enterprises Index	Apr. 2015	19,050,583	19,818,823	768,240
547	MSCI Taiwan Stock Index	Apr. 2015	19,375,970	19,309,100	(66,870)
1,016	Nikkei 225 Index	Jun. 2015	158,535,711	162,732,814	4,197,103
409	S&P 500 E-Mini	Jun. 2015	42,300,368	42,143,360	(157,008)
709	S&P/TSX 60 Index	Jun. 2015	96,312,592	96,876,981	564,389
1,085	SGX CNX Nifty Index	Apr. 2015	18,743,168	18,529,630	(213,538)

					10,642,162

Short Positions:
111	2 Year U.S. Treasury Notes	Jun. 2015	24,305,156	24,326,344	(21,188)
2,676	5 Year U.S. Treasury Notes	Jun. 2015	319,383,410	321,684,470	(2,301,060)
422	10 Year U.S. Treasury Notes	Jun. 2015	53,781,911	54,398,438	(616,527)
1	20 Year U.S. Treasury Bonds	Jun. 2015	159,469	163,875	(4,406)
376	30 Year U.S. Ultra Treasury Bonds	Jun. 2015	63,154,938	63,873,000	(718,062)
320	ASX SPI 200 Index	Jun. 2015	35,547,702	35,864,548	(316,846)
1,578	Mini MSCI Emerging Markets Index	Jun. 2015	73,976,640	76,722,360	(2,745,720)
498	Russell 2000 Mini Index	Jun. 2015	61,376,010	62,195,220	(819,210)

					(7,543,019)

					$3,099,143

(1) Cash of $41,466,511 has been segregated with UBS Securities to cover requirements for open contracts at March 31, 2015.

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 04/16/15	Standard Chartered PLC	GBP	6,146	$9,383,191	$9,115,792	$(267,399)
Expiring 06/25/15	Bank of New York Mellon	GBP	53,229	79,292,583	78,913,052	(379,531)
Expiring 06/25/15	Bank of New York Mellon	GBP	9,929	14,743,325	14,719,940	(23,385)
Danish Krone,
Expiring 06/25/15	Hong Kong & Shanghai Bank	DKK	50,244	7,217,199	7,252,413	35,214
Euro,
Expiring 04/16/15	JPMorgan Chase	EUR	5,488	6,029,514	5,901,883	(127,631)
Expiring 04/16/15	JPMorgan Chase	EUR	1,150	1,221,728	1,236,836	15,108
Indian Rupee,
Expiring 06/25/15	Standard Chartered PLC	INR	4,634,900	72,818,539	72,700,797	(117,742)
Japanese Yen,
Expiring 06/25/15	Hong Kong & Shanghai Bank	JPY	8,760,435	72,526,786	73,134,081	607,295
Swiss Franc,
Expiring 06/25/15	BNP Paribas	CHF	51,874	52,440,356	53,570,426	1,130,070

				$315,673,221	$316,545,220	871,999

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 06/25/15	Canadian Imperial Bank of Commerce	AUD	108,102	$82,268,865	$81,938,733	$330,132
British Pound,
Expiring 04/16/15	Bank of New York Mellon	GBP	612	900,861	907,327	(6,466)
Expiring 04/16/15	JPMorgan Chase	GBP	4,042	6,029,514	5,994,610	34,904
Expiring 04/16/15	JPMorgan Chase	GBP	831	1,221,728	1,231,770	(10,042)

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
British Pound (cont’d.),
Expiring 06/25/15	Royal Bank of Canada	GBP	3,578	$5,261,465	$5,303,715	$(42,250)
Expiring 06/25/15	State Street Bank	GBP	84,754	124,957,780	125,649,492	(691,712)
Expiring 06/25/15	State Street Bank	GBP	11,375	16,893,643	16,863,515	30,128
Expiring 06/25/15	State Street Bank	GBP	10,704	15,897,095	15,868,745	28,350
Canadian Dollar,
Expiring 06/25/15	Canadian Imperial Bank of Commerce	CAD	102,410	80,466,092	80,764,105	(298,013)
Euro,
Expiring 06/25/15	Hong Kong & Shanghai Bank	EUR	58,230	62,201,170	62,687,333	(486,163)
Japanese Yen,
Expiring 06/25/15	Deutsche Bank AG	JPY	415,556	3,440,182	3,469,155	(28,973)
Expiring 06/25/15	State Street Bank	JPY	938,612	7,782,693	7,835,747	(53,054)
Norwegian Krone,
Expiring 06/25/15	UBS AG	NOK	95,640	11,775,757	11,844,879	(69,122)
Singapore Dollar,
Expiring 06/25/15	Deutsche Bank AG	SGD	102,079	73,261,534	74,221,796	(960,262)
Expiring 06/25/15	Standard Chartered PLC	SGD	100,289	71,997,589	72,920,345	(922,756)
South Korean Won,
Expiring 06/25/15	Standard Chartered PLC	KRW	21,439,000	18,972,231	19,271,474	(299,243)

				$583,328,199	$586,772,741	(3,444,542)

						$(2,572,543)

Cross currency exchange contracts outstanding at March 31, 2015:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Counterparty
04/16/15	Buy	GBP	272	EUR	375	$272	JPMorgan Chase
04/16/15	Buy	GBP	13,233	EUR	18,230	20,938	Standard Chartered PLC

						$21,210

Total Return swap agreements outstanding at March 31, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
			Receive fixed payments on the KBW Banks Total Return Index and pay variable payments on the
BNP Paribas	01/22/16	429	3 Month LIBOR-BBA +65bps	$(1,479,309)	$—	$(1,479,309)
			Pay or receive amounts based on
			market value fluctuation of
JPMorgan Chase	05/18/15	128	Bloomberg Commodity Index.	(193,261)	—	(193,261)
			Pay or receive amounts based on
			market value fluctuation of
JPMorgan Chase	05/18/15	246	Bloomberg Index Metals.	387,304	—	387,304
			Pay or receive amounts based on market value fluctuation of
UBS AG	05/18/16	83	Bloomberg Commodity Index.	(1,031,588)	—	(1,031,588)
			Pay or receive amounts based on market value fluctuation of
UBS AG	05/18/16	165	Bloomberg Index Metals.	62,046	—	62,046
			Receive fixed payments on the KBW Banks Total Return Index and pay variable payments on the
UBS AG	01/23/16	429	3 Month LIBOR-BBA +57bps	(1,319,459)	—	(1,319,459)

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Total Return swap agreements outstanding at March 31, 2015 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
UBS AG	06/17/16	264	Receive fixed payments on the S&P 500 Index and pay variable payments based on the 3 Month LIBOR-ICE +45 bps	$(441,445)	$—	$(441,445)

				$(4,015,712)	$—	$(4,015,712)

(1) Cash collaterals of $2,040,000 and $2,650,000 have been segregated with BNP Paribas and UBS AG to cover requirements for open contracts.

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$180,040	$34,301,409	$—
Austria	2,642,849	135,052	—
Belgium	—	5,890,550	—
Bermuda	703,452	—	—
Brazil	5,911,079	—	—
Canada	26,027,676	—	—
Chile	1,111,101	—	—
China	1,719,555	15,548,146	3,511
Colombia	655,982	—	—
Cyprus	81,179	—	—
Czech Republic	—	2,991,414	—
Denmark	—	4,439,389	—
Finland	91,906	10,937,209	—
France	1,307,280	26,418,689	—
Germany	99,158	21,348,846	—
Greece	644,643	69,077	—
Hong Kong	5,322,735	27,274,974	—
India	866,476	—	—
Indonesia	—	7,459,045	—
Ireland	525,450	—	—
Israel	2,839,577	5,560,686	—
Italy	702,629	9,324,976	—
Japan	—	123,625,957	—
Jordan	—	1,272,070	—
Luxembourg	—	4,577,684	—
Macau	—	296,506	—
Malaysia	—	2,030,485	—
Malta	654,696	—	—
Mexico	3,205,655	—	—
Netherlands	—	5,158,171	—
New Zealand	—	730,417	—
Norway	—	11,523,005	—
Panama	2,483,862	—	—
Philippines	306,201	136,693	—
Poland	391,829	1,776,242	—
Portugal	—	811,551	—
Puerto Rico	151,088	—	—
Russia	4,226,133	—	—
Singapore	415,722	8,089,382	—
South Africa	2,625,048	17,365,225	—
South Korea	1,358,051	5,665,055	—
Spain	—	8,889,465	—
Sweden	504,579	24,970,342	—
Switzerland	1,369,403	27,195,150	—
Taiwan	1,291,400	11,741,431	—
Thailand	—	5,572,914	—
Turkey	—	2,378,131	—
United Kingdom	9,028,801	132,879,666	—
United States	652,561,315	—	—
Exchange Traded Fund	19,743,850	—	—
Preferred Stocks
Brazil	3,031,687	—	—
Germany	154,319	—	—

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3
United States	$1,140,552	$—	$—
Rights
Spain	78,852	—	—
Unaffiliated Mutual Funds	225,690,562	—	—
Warrants	54,536	—	—
Asset-Backed Security
Non-Residential Mortgage-Backed Securities	—	36,580,065	20,312,135
Commercial Mortgage-Backed Securities	—	9,219,945	—
Corporate Bonds	—	883,842,865	—
Foreign Government Bonds	—	18,395,906	—
Municipal Bonds	—	44,675,765	—
Residential Mortgage-Backed Securities	—	106,208,611	—
U.S. Treasury Obligations	—	8,535,715	—
Affiliated Money Market Mutual Fund	1,279,603,968	—	—
Other Financial Instruments*
Futures	3,099,143	—	—
Foreign Forward Currency Contracts	—	(2,572,543)	—
Cross Currency Exchange Contracts	—	21,210	—
Total Return Swaps	—	(4,015,712)	—

Total	$2,264,604,019	$1,669,276,831	$20,315,646

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 were as follows:

Affiliated Money Market Mutual Fund (4.9% represents investments purchased with collateral from securities on loan)	33.2%
Banks	7.6
Unaffiliated Mutual Funds	5.9
Oil, Gas & Consumable Fuels	3.6
Insurance	3.4
Residential Mortgage-Backed Securities	2.8
Pharmaceuticals	2.5
Media	2.4
Real Estate Investment Trusts (REITs)	2.3
Diversified Telecommunication Services	1.8
Electric Utilities	1.7
Health Care Providers & Services	1.7
Non-Residential Mortgage-Backed Securities	1.5
Machinery	1.4
Software	1.3
Technology Hardware, Storage & Peripherals	1.3
Metals & Mining	1.2
Municipal Bonds	1.2
Energy Equipment & Services	1.1
Specialty Retail	1.1
Health Care Equipment & Supplies	1.1
Wireless Telecommunication Services	1.1
Capital Markets	1.0
Chemicals	1.0
Auto Components	1.0
Aerospace & Defense	1.0
IT Services	1.0
Food Products	1.0
Commercial Services & Supplies	1.0
Semiconductors & Semiconductor Equipment	0.9
Real Estate Management & Development	0.9
Food & Staples Retailing	0.9
Biotechnology	0.8
Automobiles	0.7
Diversified Financial Services	0.7

Hotels, Restaurants & Leisure	0.7%
Road & Rail	0.6
Household Products	0.6
Electronic Equipment, Instruments & Components	0.6
Tobacco	0.5
Industrial Conglomerates	0.5
Foreign Government Bonds	0.5
Multiline Retail	0.5
Communications Equipment	0.4
Beverages	0.4
Electrical Equipment	0.4
Textiles, Apparel & Luxury Goods	0.3
Consumer Finance	0.3
Household Durables	0.3
Containers & Packaging	0.3
Commercial Mortgage-Backed Securities	0.2
Professional Services	0.2
U.S. Treasury Obligations	0.2
Construction & Engineering	0.2
Gas Utilities	0.2
Airlines	0.2
Trading Companies & Distributors	0.2
Construction Materials	0.1
Paper & Forest Products	0.1
Internet Software & Services	0.1
Independent Power & Renewable Electricity Producers	0.1
Multi-Utilities	0.1
Internet & Catalog Retail	0.1
Water Utilities	0.1
Thrifts & Mortgage Finance	0.1
Transportation Infrastructure	0.1
Distributors	0.1
Personal Products	0.1
Building Products	0.1
Air Freight & Logistics	0.1
Leisure Products	0.1

102.8
Liabilities in excess of other assets	(2.8)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value at 3/31/15
Equity contracts	$3,388,186
Foreign exchange contracts	(2,551,333)
Interest rate contracts	(3,395,868)
Commodity contracts	(775,499)

Total	$(3,334,514)

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 96.1%
Aerospace & Defense — 4.1%
Astronics Corp.*	63,060	$4,647,522
Esterline Technologies Corp.*(a)	26,877	3,075,266
HEICO Corp. (Class A Stock)(a)	185,890	9,208,990
Hexcel Corp.	123,660	6,358,597
Moog, Inc. (Class A Stock)*	59,412	4,458,871
Teledyne Technologies, Inc.*	81,380	8,685,688

		36,434,934

Airlines — 0.5%
Allegiant Travel Co.	22,155	4,260,185

Auto Components — 1.4%
Dana Holding Corp.	145,999	3,089,339
Tenneco, Inc.*	159,160	9,138,967

		12,228,306

Banks — 1.9%
First Merchants Corp.	144,648	3,405,014
Great Western Bancorp, Inc.	82,285	1,811,093
Lakeland Financial Corp.	39,970	1,621,983
Sandy Spring Bancorp, Inc.	61,654	1,617,184
Western Alliance Bancorp*	172,740	5,120,014
Wintrust Financial Corp.	67,356	3,211,534

		16,786,822

Beverages — 0.5%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	18,366	4,911,068

Biotechnology — 11.8%
Achillion Pharmaceuticals, Inc.*(a)	207,274	2,043,722
Acorda Therapeutics, Inc.*(a)	114,353	3,805,668
Agios Pharmaceuticals, Inc.*(a)	27,563	2,599,191
Alnylam Pharmaceuticals, Inc.*	33,160	3,462,567
Amicus Therapeutics, Inc.*(a)	395,640	4,304,563
Anacor Pharmaceuticals, Inc.*(a)	66,812	3,865,074
Ascendis Pharma A/S (Denmark), ADR*	100,290	1,740,031
Avalanche Biotechnologies, Inc.*	85,691	3,472,199
BioCryst Pharmaceuticals, Inc.*(a)	248,792	2,246,592
Bluebird Bio, Inc.*	39,745	4,800,004
Chimerix, Inc.*	71,168	2,682,322
Five Prime Therapeutics, Inc.*	900	20,565
Immune Design Corp.*(a)	83,230	1,756,985
Juno Therapeutics, Inc.*(a)	41,100	2,493,126
Kite Pharma, Inc.*(a)	35,980	2,075,326
KYTHERA Biopharmaceuticals, Inc.*(a)	122,618	6,149,293
Ligand Pharmaceuticals, Inc.*(a)	59,760	4,608,094
Loxo Oncology, Inc.*(a)	126,871	1,579,544
Neurocrine Biosciences, Inc.*	94,860	3,766,891
Novavax, Inc.*(a)	419,979	3,473,226
Otonomy, Inc.*	58,596	2,071,955
Portola Pharmaceuticals, Inc.*	94,222	3,576,667
PTC Therapeutics, Inc.*(a)	58,651	3,568,913
Puma Biotechnology, Inc.*(a)	18,764	4,430,368
Receptos, Inc.*	28,505	4,700,189
Sage Therapeutics, Inc.*(a)	55,438	2,784,651
Spark Therapeutics, Inc.*(a)	36,710	2,845,025
Synageva Biopharma Corp.*(a)	35,843	3,495,768
Tekmira Pharmaceuticals Corp. (Canada)*(a)	87,640	1,530,194
TESARO, Inc.*(a)	71,382	4,097,327
Ultragenyx Pharmaceutical, Inc.*(a)	95,194	5,910,596

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Vital Therapies, Inc.*(a)	161,404	$4,036,714
Zafgen, Inc.*(a)	48,600	1,925,046

		105,918,396

Building Products — 1.8%
A.O. Smith Corp.	54,100	3,552,206
AAON, Inc.	129,489	3,176,365
Lennox International, Inc.	49,184	5,493,361
Simpson Manufacturing Co., Inc.	109,370	4,087,157

		16,309,089

Capital Markets — 1.2%
Evercore Partners, Inc. (Class A Stock)	63,275	3,268,787
HFF, Inc. (Class A Stock)	115,778	4,346,306
WisdomTree Investments, Inc.(a)	152,900	3,281,234

		10,896,327

Chemicals — 1.2%
Cabot Corp.	61,480	2,766,600
Omnova Solutions, Inc.*	275,180	2,347,285
Orion Engineered Carbons SA (Luxembourg)	50,100	901,800
PolyOne Corp.	126,600	4,728,510

		10,744,195

Commercial Services & Supplies — 1.6%
Deluxe Corp.	72,884	5,049,404
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	170,940	4,263,244
Steelcase, Inc. (Class A Stock)	246,270	4,664,354

		13,977,002

Communications Equipment — 0.6%
Ciena Corp.*(a)	108,488	2,094,903
Sonus Networks, Inc.*	137,741	1,085,399
Ubiquiti Networks, Inc.(a)	66,700	1,970,985

		5,151,287

Construction Materials — 1.0%
Headwaters, Inc.*	500,250	9,174,585

Consumer Finance — 0.6%
PRA Group, Inc.*(a)	91,910	4,992,551

Containers & Packaging — 1.2%
Graphic Packaging Holding Co.	467,193	6,792,986
Silgan Holdings, Inc.	68,662	3,991,322

		10,784,308

Distributors — 0.5%
Core-Mark Holding Co., Inc.	74,362	4,782,964

Diversified Consumer Services — 0.3%
Capella Education Co.	46,640	3,026,003

Diversified Financial Services — 0.2%
MarketAxess Holdings, Inc.	20,700	1,716,030

Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	99,300	3,508,269

Electrical Equipment — 1.0%
AZZ, Inc.	74,538	3,472,725
Generac Holdings, Inc.*(a)	106,932	5,206,519

		8,679,244

Electronic Equipment, Instruments & Components — 0.9%
CDW Corp.	94,364	3,514,115

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
FEI Co.	26,904	$2,053,851
Littelfuse, Inc.	25,610	2,545,378

		8,113,344

Energy Equipment & Services — 0.6%
Forum Energy Technologies, Inc.*	82,699	1,620,900
Newpark Resources, Inc.*	237,270	2,161,530
Rignet, Inc.*	67,530	1,930,683

		5,713,113

Food & Staples Retailing — 1.7%
Casey’s General Stores, Inc.	81,066	7,304,047
Diplomat Pharmacy, Inc.*(a)	23,000	795,340
Natural Grocers By Vitamin Cottage, Inc.*(a).	109,147	3,013,549
Pricesmart, Inc.	51,688	4,392,446

		15,505,382

Food Products — 1.8%
Freshpet, Inc.*(a)	190,416	3,699,783
Pinnacle Foods, Inc.	118,990	4,855,982
Post Holdings, Inc.*(a)	49,740	2,329,822
TreeHouse Foods, Inc.*	65,724	5,587,854

		16,473,441

Health Care Equipment & Supplies — 6.5%
AtriCure, Inc.*(a)	179,940	3,686,971
Atrion Corp.	8,568	2,960,330
Cyberonics, Inc.*	48,335	3,137,908
DexCom, Inc.*	159,130	9,920,164
Entellus Medical, Inc.*	89,650	1,963,335
Globus Medical, Inc. (Class A Stock)*	216,213	5,457,216
ICU Medical, Inc.*	45,114	4,201,918
NxStage Medical, Inc.*(a)	379,074	6,557,980
Ocular Therapeutix, Inc.*	63,396	2,661,681
STERIS Corp.(a)	72,120	5,067,872
Vascular Solutions, Inc.*	132,495	4,017,248
West Pharmaceutical Services, Inc.	114,470	6,892,239
Zeltiq Aesthetics, Inc.*(a)	74,500	2,296,835

		58,821,697

Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc.*(a)	125,130	8,959,308
Corvel Corp.*	1,897	65,276
ExamWorks Group, Inc.*(a)	97,990	4,078,344
HealthSouth Corp.	143,112	6,348,448
Team Health Holdings, Inc.*	88,879	5,200,310
US Physical Therapy, Inc.	92,329	4,385,628
WellCare Health Plans, Inc.*	47,867	4,377,916

		33,415,230

Health Care Technology — 0.4%
Omnicell, Inc.*	108,575	3,810,983

Hotels, Restaurants & Leisure — 4.5%
Bloomin’ Brands, Inc.	214,729	5,224,357
Brinker International, Inc.	53,371	3,285,519
Buffalo Wild Wings, Inc.*(a)	18,878	3,421,449
Del Frisco’s Restaurant Group, Inc.*	145,947	2,940,832
Ignite Restaurant Group, Inc.*	75,906	368,144
La Quinta Holdings, Inc.*	237,690	5,628,499
Marriott Vacations Worldwide Corp.	90,904	7,367,769
Papa John’s International, Inc.	63,790	3,942,860
Popeyes Louisiana Kitchen, Inc.*	53,160	3,180,031

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Red Robin Gourmet Burgers, Inc.*	55,560	$4,833,720

		40,193,180

Household Durables — 0.3%
Taylor Morrison Home Corp. (Class A Stock)*	111,066	2,315,726

Insurance — 0.7%
AMERISAFE, Inc.	92,867	4,295,099
James River Group Holdings Ltd.	94,821	2,231,138

		6,526,237

Internet & Catalog Retail — 1.1%
HSN, Inc.	83,678	5,709,350
Wayfair, Inc. (Class A Stock)*(a)	88,352	2,837,866
zulily, Inc. (Class A Stock)*(a)	91,186	1,184,506

		9,731,722

Internet Software & Services — 4.7%
Carbonite, Inc.*	7,216	103,189
comScore, Inc.*	193,399	9,902,029
Constant Contact, Inc.*	120,590	4,607,744
Demandware, Inc.*(a)	32,535	1,981,381
Everyday Health, Inc.*	187,381	2,409,720
Five9, Inc.*(a)	238,068	1,323,658
j2 Global, Inc.	74,916	4,920,483
LogMeIn, Inc.*	179,353	10,041,974
Marketo, Inc.*(a)	70,650	1,810,053
Q2 Holdings, Inc.*	84,984	1,796,562
WebMD Health Corp.*(a)	77,258	3,386,604

		42,283,397

IT Services — 4.7%
Blackhawk Network Holdings, Inc. (Class B Stock)*	105,730	3,758,701
CACI International, Inc. (Class A Stock)*	40,064	3,602,555
Cass Information Systems, Inc.	68,560	3,848,958
EPAM Systems, Inc.*	74,287	4,553,050
Euronet Worldwide, Inc.*	148,700	8,736,125
ExlService Holdings, Inc.*	159,700	5,940,840
Heartland Payment Systems, Inc.	192,431	9,015,392
WEX, Inc.*	27,830	2,987,829

		42,443,450

Leisure Products — 0.3%
Arctic Cat, Inc.	80,351	2,918,348

Life Sciences Tools & Services — 1.2%
Fluidigm Corp.*(a)	140,610	5,919,681
PAREXEL International Corp.*	76,714	5,292,499

		11,212,180

Machinery — 0.7%
Altra Industrial Motion Corp.	70,382	1,945,358
Toro Co. (The)	59,032	4,139,324

		6,084,682

Media — 0.5%
Imax Corp. (Canada)*(a)	143,900	4,850,869

Metals & Mining — 0.5%
Steel Dynamics, Inc.	220,530	4,432,653

Multiline Retail — 0.5%
Burlington Stores, Inc.*	75,110	4,463,036

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 1.9%
Carrizo Oil & Gas, Inc.*	55,000	$2,730,750
Diamondback Energy, Inc.*	62,341	4,790,283
Jones Energy, Inc. (Class A Stock)*(a)	89,900	807,302
PBF Energy, Inc. (Class A Stock)	71,056	2,410,220
Rosetta Resources, Inc.*	96,995	1,650,855
RSP Permian, Inc.*(a)	130,794	3,294,701
Western Refining, Inc.	36,720	1,813,601

		17,497,712

Pharmaceuticals — 1.4%
Pacira Pharmaceuticals, Inc.*(a)	37,240	3,308,774
Prestige Brands Holdings, Inc.*	109,966	4,716,442
Relypsa, Inc.*	83,667	3,017,869
XenoPort, Inc.*	211,030	1,502,534

		12,545,619

Professional Services — 3.0%
Exponent, Inc.	50,840	4,519,676
GP Strategies Corp.*	101,216	3,744,992
Huron Consulting Group, Inc.*	46,570	3,080,605
On Assignment, Inc.*	109,249	4,191,884
TriNet Group, Inc.*	139,800	4,925,154
TrueBlue, Inc.*	186,490	4,541,032
WageWorks, Inc.*(a)	37,106	1,978,863

		26,982,206

Real Estate Investment Trusts (REITs) — 1.1%
Coresite Realty Corp.	79,325	3,861,541
Ramco-Gershenson Properties Trust	117,846	2,191,936
Sunstone Hotel Investors, Inc.	252,452	4,208,375

		10,261,852

Road & Rail — 1.5%
Celadon Group, Inc.	117,737	3,204,801
Knight Transportation, Inc.	115,980	3,740,355
Marten Transport Ltd.	96,192	2,231,654
Swift Transportation Co.*	160,609	4,179,046

		13,355,856

Semiconductors & Semiconductor Equipment — 3.4%
M/A-COM Technology Solutions Holdings, Inc.*(a)	106,390	3,964,091
Monolithic Power Systems, Inc.	66,230	3,487,009
Nanometrics, Inc.*	66,600	1,120,212
Qorvo, Inc.*	69,092	5,506,632
Sunedison Semiconductor Ltd.*	104,990	2,710,842
SunEdison, Inc.*(a)	211,066	5,065,584
SunPower Corp.*(a)	114,580	3,587,500
Tower Semiconductor Ltd. (Israel)*	302,358	5,134,039

		30,575,909

Software — 9.7%
Aspen Technology, Inc.*	91,665	3,528,186
Barracuda Networks, Inc.*(a)	149,640	5,756,651
Ellie Mae, Inc.*(a)	92,688	5,126,573
ePlus, Inc.*	53,692	4,667,446
Fair Isaac Corp.(a)	75,082	6,661,275
FleetMatics Group PLC*(a)	141,542	6,348,159
HubSpot, Inc.*(a)	38,300	1,528,170
Manhattan Associates, Inc.*	87,994	4,453,376
Model N, Inc.*	219,613	2,626,571
NetScout Systems, Inc.*(a)	79,325	3,478,401

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Proofpoint, Inc.*(a)	165,700	$9,812,754
PTC, Inc.*	144,614	5,230,688
Qualys, Inc.*	70,446	3,274,330
Solera Holdings, Inc.	88,825	4,588,700
Take-Two Interactive Software, Inc.*	180,240	4,588,009
Tyler Technologies, Inc.*	56,061	6,757,032
Ultimate Software Group, Inc. (The)*	28,525	4,847,966
Verint Systems, Inc.*	67,671	4,190,865

		87,465,152

Specialty Retail — 2.9%
Boot Barn Holdings, Inc.*(a)	124,440	2,976,605
DSW, Inc. (Class A Stock)	115,125	4,245,810
Five Below, Inc.*(a)	112,337	3,995,827
Lithia Motors, Inc. (Class A Stock)	51,070	5,076,869
Pier 1 Imports, Inc.(a)	297,280	4,155,974
Restoration Hardware Holdings, Inc.*(a)	52,140	5,171,767

		25,622,852

Textiles, Apparel & Luxury Goods — 2.6%
Carter’s, Inc.	40,300	3,726,541
G-III Apparel Group Ltd.*	25,880	2,915,382
Kate Spade & Co.*(a)	149,646	4,996,680
Oxford Industries, Inc.	50,876	3,838,594
Steven Madden Ltd.*	133,841	5,085,958
Vince Holding Corp.*(a)	167,618	3,109,314

		23,672,469

Thrifts & Mortgage Finance — 0.7%
EverBank Financial Corp.(a)	197,933	3,568,732
MGIC Investment Corp.*(a)	247,160	2,380,151

		5,948,883

Trading Companies & Distributors — 0.3%
H&E Equipment Services, Inc.	117,900	2,946,321

Wireless Telecommunication Services — 0.5%
RingCentral, Inc. (Class A Stock)*(a)	318,790	4,887,051

TOTAL COMMON STOCKS (cost $781,960,884)		865,352,117

EXCHANGE TRADED FUND — 1.8%
iShares Russell 2000 Growth ETF(a) (cost $16,481,994)	110,280	16,712,934

TOTAL LONG-TERM INVESTMENTS (cost $798,442,878)		882,065,051

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 23.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $207,920,196; includes $188,274,332 of cash collateral for securities on loan)(b)(w)	207,920,196	$207,920,196

TOTAL INVESTMENTS — 121.0% (cost $1,006,363,074)		1,089,985,247

Liabilities in excess of other assets — (21.0)%		(189,483,053)

NET ASSETS — 100.0%		$900,502,194

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $182,215,885; cash collateral of $188,274,332 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$36,434,934	$—	$—
Airlines	4,260,185	—	—
Auto Components	12,228,306	—	—
Banks	16,786,822	—	—
Beverages	4,911,068	—	—
Biotechnology	105,918,396	—	—
Building Products	16,309,089	—	—
Capital Markets	10,896,327	—	—
Chemicals	10,744,195	—	—
Commercial Services & Supplies	13,977,002	—	—
Communications Equipment	5,151,287	—	—
Construction Materials	9,174,585	—	—
Consumer Finance	4,992,551	—	—
Containers & Packaging	10,784,308	—	—
Distributors	4,782,964	—	—
Diversified Consumer Services	3,026,003	—	—
Diversified Financial Services	1,716,030	—	—
Diversified Telecommunication Services	3,508,269	—	—
Electrical Equipment	8,679,244	—	—
Electronic Equipment, Instruments & Components	8,113,344	—	—
Energy Equipment & Services	5,713,113	—	—
Food & Staples Retailing	15,505,382	—	—
Food Products	16,473,441	—	—
Health Care Equipment & Supplies	58,821,697	—	—
Health Care Providers & Services	33,415,230	—	—
Health Care Technology	3,810,983	—	—
Hotels, Restaurants & Leisure	40,193,180	—	—
Household Durables	2,315,726	—	—
Insurance	6,526,237	—	—
Internet & Catalog Retail	9,731,722	—	—
Internet Software & Services	42,283,397	—	—
IT Services	42,443,450	—	—
Leisure Products	2,918,348	—	—

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Life Sciences Tools & Services	$11,212,180	$—	$—
Machinery	6,084,682	—	—
Media	4,850,869	—	—
Metals & Mining	4,432,653	—	—
Multiline Retail	4,463,036	—	—
Oil, Gas & Consumable Fuels	17,497,712	—	—
Pharmaceuticals	12,545,619	—	—
Professional Services	26,982,206	—	—
Real Estate Investment Trusts (REITs)	10,261,852	—	—
Road & Rail	13,355,856	—	—
Semiconductors & Semiconductor Equipment	30,575,909	—	—
Software	87,465,152	—	—
Specialty Retail	25,622,852	—	—
Textiles, Apparel & Luxury Goods	23,672,469	—	—
Thrifts & Mortgage Finance	5,948,883	—	—
Trading Companies & Distributors	2,946,321	—	—
Wireless Telecommunication Services	4,887,051	—	—
Exchange Traded Fund	16,712,934	—	—
Affiliated Money Market Mutual Fund	207,920,196	—	—

Total	$1,089,985,247	$—	$—

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 99.4%
Aerospace & Defense — 2.2%
Astronics Corp.*	86,709	$6,390,453
HEICO Corp.(a)	38,829	2,371,287
Hexcel Corp.	176,465	9,073,830

		17,835,570

Airlines — 3.0%
JetBlue Airways Corp.*(a)	604,330	11,633,354
Spirit Airlines, Inc.*	138,197	10,690,920
Virgin America, Inc.*(a)	63,305	1,924,472

		24,248,746

Banks — 5.0%
Bank of the Ozarks, Inc.	228,253	8,429,383
CoBiz Financial, Inc.	227,671	2,804,907
ConnectOne Bancorp, Inc.	145,072	2,823,101
Customers Bancorp, Inc.*	80,431	1,959,299
FCB Financial Holdings, Inc. (Class A Stock)*	120,327	3,293,350
First NBC Bank Holding Co.*	140,920	4,647,542
Opus Bank	205,612	6,349,299
Pacific Premier Bancorp, Inc.*	125,747	2,035,844
PacWest Bancorp	87,873	4,120,365
Talmer Bancorp, Inc. (Class A Stock)	32,695	500,724
UMB Financial Corp.	71,999	3,808,027

		40,771,841

Biotechnology — 10.8%
Acorda Therapeutics, Inc.*(a)	119,802	3,987,011
Adamas Pharmaceuticals, Inc.*	90,399	1,581,078
Akebia Therapeutics, Inc.*(a)	114,273	1,269,573
Alder Biopharmaceuticals, Inc.*	80,692	2,328,771
Alnylam Pharmaceuticals, Inc.*	18,543	1,936,260
Amicus Therapeutics, Inc.*	92,900	1,010,752
Anacor Pharmaceuticals, Inc.*(a)	70,498	4,078,309
Avalanche Biotechnologies, Inc.*	32,420	1,313,658
Bellicum Pharmaceuticals, Inc.*(a)	61,950	1,435,381
Bluebird Bio, Inc.*	31,981	3,862,345
Celladon Corp.*(a)	80,894	1,532,132
Cepheid, Inc.*(a)	82,264	4,680,822
Chimerix, Inc.*	69,265	2,610,598
Dicerna Pharmaceuticals, Inc.*(a)	28,170	676,925
Enanta Pharmaceuticals, Inc.*(a)	45,469	1,392,261
Insmed, Inc.*	128,990	2,682,992
Intercept Pharmaceuticals, Inc.*(a)	13,670	3,855,213
Intrexon Corp.*(a)	131,796	5,979,585
Isis Pharmaceuticals, Inc.*(a)	95,052	6,051,961
MacroGenics, Inc.*	116,982	3,669,725
Neurocrine Biosciences, Inc.*	183,090	7,270,503
Ophthotech Corp.*	92,524	4,305,142
OvaScience, Inc.*(a)	37,697	1,309,217
Portola Pharmaceuticals, Inc.*(a)	196,743	7,468,365
Puma Biotechnology, Inc.*(a)	19,141	4,519,382
Receptos, Inc.*	22,656	3,735,748
Synageva Biopharma Corp.*(a)	8,785	856,801
Ultragenyx Pharmaceutical, Inc.*	27,853	1,729,393
ZIOPHARM Oncology, Inc.*(a)	107,804	1,161,049

		88,290,952

Building Products — 3.0%
Apogee Enterprises, Inc.	167,259	7,225,589

	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
PGT, Inc.*	162,696	$1,818,128
Trex Co., Inc.*(a)	280,489	15,295,065

		24,338,782

Capital Markets — 1.3%
Fortress Investment Group LLC (Class A Stock), MLP	333,432	2,690,796
Moelis & Co. (Class A Stock)	56,002	1,686,780
Stifel Financial Corp.*	111,924	6,239,763

		10,617,339

Chemicals — 1.8%
Huntsman Corp.	154,621	3,427,948
PolyOne Corp.	55,149	2,059,815
Quaker Chemical Corp.	110,947	9,501,501

		14,989,264

Commercial Services & Supplies — 1.6%
ARC Document Solutions, Inc.*	321,582	2,968,202
Knoll, Inc.	86,830	2,034,427
Matthews International Corp. (Class A Stock)	22,490	1,158,460
Waste Connections, Inc.	137,246	6,607,022

		12,768,111

Communications Equipment — 0.7%
Finisar Corp.*	99,210	2,117,141
Palo Alto Networks, Inc.*(a)	26,198	3,827,004

		5,944,145

Construction & Engineering — 1.2%
EMCOR Group, Inc.	54,246	2,520,812
Northwest Pipe Co.*	122,721	2,816,447
Tutor Perini Corp.*	189,241	4,418,777

		9,756,036

Construction Materials — 0.5%
Martin Marietta Materials, Inc.	30,956	4,327,649

Consumer Finance — 0.2%
PRA Group, Inc.*(a)	24,858	1,350,287

Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc.*	50,031	2,565,089
Chegg, Inc.*(a)	220,752	1,754,978
Grand Canyon Education, Inc.*	46,910	2,031,203
Sotheby’s(a)	30,309	1,280,858

		7,632,128

Diversified Telecommunication Services — 0.7%
8x8, Inc.*	347,436	2,918,462
ORBCOMM, Inc.*	65,011	388,116
Vonage Holdings Corp.*	541,170	2,657,145

		5,963,723

Electrical Equipment — 1.1%
Acuity Brands, Inc.	23,880	4,015,661
Enphase Energy, Inc.*(a)	129,590	1,709,292
Thermon Group Holdings, Inc.*	138,840	3,341,879

		9,066,832

Electronic Equipment, Instruments & Components — 3.8%
Cognex Corp.*	74,766	3,707,646
Coherent, Inc.*	67,864	4,408,445

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
FARO Technologies, Inc.*(a)	133,353	$8,285,222
IPG Photonics Corp.*(a)	140,776	13,049,935
Methode Electronics, Inc.	36,635	1,723,310

		31,174,558

Energy Equipment & Services — 0.2%
Geospace Technologies Corp.*(a)	91,947	1,518,045

Food & Staples Retailing — 1.3%
Casey’s General Stores, Inc.	25,384	2,287,098
Natural Grocers By Vitamin Cottage, Inc.*(a).	165,022	4,556,257
United Natural Foods, Inc.*(a)	46,784	3,604,239

		10,447,594

Food Products — 1.0%
Inventure Foods, Inc.*	92,993	1,040,592
WhiteWave Foods Co. (The)*	152,475	6,760,742

		7,801,334

Health Care Equipment & Supplies — 5.9%
Abaxis, Inc.(a)	30,320	1,943,815
AtriCure, Inc.*	114,999	2,356,330
Cooper Cos., Inc. (The)	21,641	4,055,956
Cyberonics, Inc.*	750	48,690
DexCom, Inc.*	53,932	3,362,121
Endologix, Inc.*(a)	173,897	2,968,422
Inogen, Inc.*	81,755	2,615,342
K2M Group Holdings, Inc.*	202,605	4,467,440
LDR Holding Corp.*(a)	9,862	361,344
Natus Medical, Inc.*	160,786	6,346,223
Sirona Dental Systems, Inc.*(a)	48,397	4,355,246
Spectranetics Corp. (The)*(a)	147,000	5,109,720
STERIS Corp.(a)	46,018	3,233,685
Thoratec Corp.*	116,427	4,877,127
Zeltiq Aesthetics, Inc.*	78,006	2,404,925

		48,506,386

Health Care Providers & Services — 4.8%
Acadia Healthcare Co., Inc.*(a)	165,330	11,837,628
Air Methods Corp.*	79,314	3,695,239
Centene Corp.*	178,638	12,627,920
ExamWorks Group, Inc.*(a)	56,287	2,342,665
Team Health Holdings, Inc.*	84,474	4,942,574
WellCare Health Plans, Inc.*	46,180	4,223,623

		39,669,649

Health Care Technology — 0.6%
MedAssets, Inc.*	114,171	2,148,698
Medidata Solutions, Inc.*(a)	56,154	2,753,792

		4,902,490

Hotels, Restaurants & Leisure — 4.0%
Belmond Ltd. (Class A Stock)*	538,653	6,614,659
Buffalo Wild Wings, Inc.*(a)	17,328	3,140,527
Chuy’s Holdings, Inc.*(a)	227,433	5,124,065
Cracker Barrel Old Country Store, Inc.	8,825	1,342,636
Dave & Buster’s Entertainment, Inc.*	106,865	3,255,108
Diversified Restaurant Holdings, Inc.*	181,147	760,817
Jack in the Box, Inc.	66,980	6,424,722
Red Robin Gourmet Burgers, Inc.*	70,716	6,152,292

		32,814,826

	Shares	Value
COMMON STOCKS (Continued)
Household Durables — 1.8%
Ethan Allen Interiors, Inc.	47,439	$1,311,214
iRobot Corp.*(a)	54,414	1,775,529
KB Home(a)	150,161	2,345,515
Universal Electronics, Inc.*	167,850	9,473,454

		14,905,712

Insurance — 0.8%
Amtrust Financial Services, Inc.	50,234	2,862,584
Atlas Financial Holdings, Inc. (Canada)*	43,812	774,158
Enstar Group Ltd.*	17,783	2,522,696

		6,159,438

Internet Software & Services — 4.4%
ChannelAdvisor Corp.*(a)	171,379	1,660,662
Cornerstone OnDemand, Inc.*(a)	127,553	3,685,006
Demandware, Inc.*(a)	83,268	5,071,021
Everyday Health, Inc.*	108,279	1,392,468
GTT Communications, Inc.*	238,057	4,494,516
HomeAway, Inc.*	294,829	8,894,991
Pandora Media, Inc.*	51,075	827,926
WebMD Health Corp.*(a)	65,457	2,869,308
Yelp, Inc.*(a)	58,944	2,790,998
Zillow Group, Inc. (Class A Stock)*(a)	40,795	4,091,740

		35,778,636

IT Services — 1.0%
EPAM Systems, Inc.*(a)	122,622	7,515,502
Global Cash Access Holdings, Inc.*	37,010	282,016

		7,797,518

Leisure Products — 1.3%
Black Diamond, Inc.*(a)	66,350	627,007
Brunswick Corp.	161,550	8,311,748
Malibu Boats, Inc. (Class A Stock)*	90,047	2,102,597

		11,041,352

Life Sciences Tools & Services — 0.4%
PAREXEL International Corp.*	51,110	3,526,079

Machinery — 2.3%
Adept Technology, Inc.*(a)	73,440	451,656
Chart Industries, Inc.*	45,767	1,605,278
Colfax Corp.*(a)	74,712	3,566,004
Proto Labs, Inc.*(a)	30,024	2,101,680
Tennant Co.	41,155	2,690,302
WABCO Holdings, Inc.*	34,605	4,252,262
Woodward, Inc.	80,688	4,115,895

		18,783,077

Media — 0.4%
Rentrak Corp.*(a)	65,175	3,621,123

Metals & Mining — 0.3%
RTI International Metals, Inc.*	63,215	2,270,051

Multiline Retail — 0.2%
Burlington Stores, Inc.*	30,790	1,829,542

Oil, Gas & Consumable Fuels — 2.1%
Diamondback Energy, Inc.*	31,838	2,446,432
Gulfport Energy Corp.*	101,069	4,640,078
Rice Energy, Inc.*	216,173	4,703,924
RSP Permian, Inc.*(a)	162,834	4,101,788
Sanchez Energy Corp.*	95,129	1,237,628

		17,129,850

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 2.5%
Akorn, Inc.*	86,830	$4,125,293
Depomed, Inc.*(a)	147,409	3,303,436
Horizon Pharma PLC*	204,319	5,306,164
Marinus Pharmaceuticals, Inc.*	56,650	509,284
Pacira Pharmaceuticals, Inc.*(a)	24,651	2,190,241
Prestige Brands Holdings, Inc.*	54,418	2,333,988
Theravance Biopharma, Inc. (Cayman Islands)*(a)	50,233	871,543
ZS Pharma, Inc.*(a)	52,754	2,219,888

		20,859,837

Professional Services — 1.4%
Advisory Board Co. (The)*(a)	37,462	1,995,975
Kforce, Inc.	224,899	5,017,497
Korn/Ferry International	74,111	2,436,029
Paylocity Holding Corp.*(a)	82,050	2,349,912

		11,799,413

Real Estate Investment Trusts (REITs) — 1.0%
Geo Group, Inc. (The)	143,876	6,293,136
Two Harbors Investment Corp.	194,655	2,067,236

		8,360,372

Real Estate Management & Development — 0.3%
Marcus & Millichap, Inc.*	74,106	2,777,493

Road & Rail — 1.1%
Landstar System, Inc.	64,911	4,303,599
Quality Distribution, Inc.*	168,767	1,743,363
Roadrunner Transportation Systems, Inc.*	118,654	2,998,387

		9,045,349

Semiconductors & Semiconductor Equipment — 4.5%
Cavium, Inc.*	205,748	14,571,073
Inphi Corp.*	126,624	2,257,706
Kulicke & Soffa Industries, Inc. (Singapore)*	122,748	1,918,551
Microsemi Corp.*	213,514	7,558,396
Pixelworks, Inc.*(a)	163,760	822,075
Qorvo, Inc.*	47,840	3,812,848
Synaptics, Inc.*	19,990	1,625,287
Veeco Instruments, Inc.*(a)	142,620	4,357,041

		36,922,977

Software — 10.2%
Aspen Technology, Inc.*	79,583	3,063,150
Fortinet, Inc.*	167,851	5,866,392
Glu Mobile, Inc.*(a)	712,675	3,570,502
Guidewire Software, Inc.*(a)	143,277	7,537,803
Imperva, Inc.*(a)	264,875	11,310,163
Manhattan Associates, Inc.*	55,010	2,784,056
MicroStrategy, Inc. (Class A Stock)*	31,573	5,341,836
Model N, Inc.*	171,965	2,056,701
Proofpoint, Inc.*(a)	102,785	6,086,928
PTC, Inc.*	120,378	4,354,072
QLIK Technologies, Inc.*	166,967	5,197,683
Qualys, Inc.*	156,170	7,258,782
Synchronoss Technologies, Inc.*	85,249	4,045,918
Tableau Software, Inc. (Class A Stock)*(a)	40,624	3,758,532
Ultimate Software Group, Inc. (The)*(a)	54,494	9,261,527
Varonis Systems, Inc.*	71,843	1,843,491

		83,337,536

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail — 4.2%
American Eagle Outfitters, Inc.	218,275	$3,728,137
Christopher & Banks Corp.*	275,133	1,529,739
Five Below, Inc.*(a)	44,538	1,584,217
Genesco, Inc.*	186,069	13,253,695
MarineMax, Inc.*	153,744	4,075,753
Tilly’s, Inc. (Class A Stock)*	129,131	2,020,900
Vitamin Shoppe, Inc.*	203,817	8,395,222

		34,587,663

Technology Hardware, Storage & Peripherals — 0.5%
Stratasys Ltd.*(a)	38,523	2,033,244
Super Micro Computer, Inc.*	53,593	1,779,824

		3,813,068

Textiles, Apparel & Luxury Goods — 1.3%
Sequential Brands Group, Inc.*(a)	239,485	2,562,490
Steven Madden Ltd.*	119,872	4,555,136
Tumi Holdings, Inc.*	55,627	1,360,636
Vince Holding Corp.*(a)	118,887	2,205,354

		10,683,616

Thrifts & Mortgage Finance — 1.5%
BofI Holding, Inc.*(a)	28,780	2,677,691
LendingTree, Inc.*	42,870	2,401,149
MGIC Investment Corp.*(a)	414,758	3,994,120
Walker & Dunlop, Inc.*	182,785	3,240,778

		12,313,738

Trading Companies & Distributors — 0.3%
H&E Equipment Services, Inc.	85,824	2,144,742

TOTAL COMMON STOCKS (cost $649,233,227)		814,224,469

	Units
WARRANTS*
Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp., expiring 04/15/16(a) (cost $0)	52,011	7,282

TOTAL LONG-TERM INVESTMENTS (cost $649,233,227)		814,231,751

	Shares
SHORT-TERM INVESTMENT — 21.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $171,965,389; Includes $168,160,595 of cash collateral for securities on loan)(b)(w)	171,965,389	171,965,389

TOTAL INVESTMENTS — 120.4% (cost $821,198,616)		986,197,140

Liabilities in excess of other assets — (20.4)%		(166,840,893)

NET ASSETS — 100.0%		$819,356,247

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $162,634,719; cash collateral of $168,160,595 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$17,835,570	$—	$—
Airlines	24,248,746	—	—
Banks	40,771,841	—	—
Biotechnology	88,290,952	—	—
Building Products	24,338,782	—	—
Capital Markets	10,617,339	—	—
Chemicals	14,989,264	—	—
Commercial Services & Supplies	12,768,111	—	—
Communications Equipment	5,944,145	—	—
Construction & Engineering	9,756,036	—	—
Construction Materials	4,327,649	—	—
Consumer Finance	1,350,287	—	—
Diversified Consumer Services	7,632,128	—	—
Diversified Telecommunication Services	5,963,723	—	—
Electrical Equipment	9,066,832	—	—
Electronic Equipment, Instruments & Components	31,174,558	—	—
Energy Equipment & Services	1,518,045	—	—
Food & Staples Retailing	10,447,594	—	—
Food Products	7,801,334	—	—
Health Care Equipment & Supplies	48,506,386	—	—
Health Care Providers & Services	39,669,649	—	—
Health Care Technology	4,902,490	—	—
Hotels, Restaurants & Leisure	32,814,826	—	—
Household Durables	14,905,712	—	—
Insurance	6,159,438	—	—
Internet Software & Services	35,778,636	—	—
IT Services	7,797,518	—	—
Leisure Products	11,041,352	—	—
Life Sciences Tools & Services	3,526,079	—	—
Machinery	18,783,077	—	—
Media	3,621,123	—	—
Metals & Mining	2,270,051	—	—
Multiline Retail	1,829,542	—	—
Oil, Gas & Consumable Fuels	17,129,850	—	—
Pharmaceuticals	20,859,837	—	—
Professional Services	11,799,413	—	—
Real Estate Investment Trusts (REITs)	8,360,372	—	—
Real Estate Management & Development	2,777,493	—	—
Road & Rail	9,045,349	—	—
Semiconductors & Semiconductor Equipment	36,922,977	—	—
Software	83,337,536	—	—
Specialty Retail	34,587,663	—	—
Technology Hardware, Storage & Peripherals	3,813,068	—	—
Textiles, Apparel & Luxury Goods	10,683,616	—	—

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Thrifts & Mortgage Finance	$12,313,738	$—	$—
Trading Companies & Distributors	2,144,742	—	—
Warrants
Oil, Gas & Consumable Fuels	—	—	7,282
Affiliated Money Market Mutual Fund	171,965,389	—	—

Total	$986,189,858	$—	$7,282

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS — 97.6%
Aerospace & Defense — 2.4%
AAR Corp.	75,800	$2,327,060
Cubic Corp.	30,000	1,553,100
Curtiss-Wright Corp.	60,700	4,488,158
Engility Holdings, Inc.	68,900	2,069,756
Hexcel Corp.	66,604	3,424,778
Moog, Inc. (Class A Stock)*	5,350	401,518
Teledyne Technologies, Inc.*	21,917	2,339,201
Triumph Group, Inc.	161,998	9,674,520

		26,278,091

Air Freight & Logistics
Park-Ohio Holdings Corp.	10,100	531,967

Airlines — 0.6%
Hawaiian Holdings, Inc.*(a)	199,702	4,398,437
Republic Airways Holdings, Inc.*	137,100	1,885,125

		6,283,562

Auto Components — 1.4%
Cooper Tire & Rubber Co.	136,500	5,847,660
Dana Holding Corp.	164,995	3,491,294
Dorman Products, Inc.*(a)	55,198	2,746,101
Stoneridge, Inc.*	110,000	1,241,900
Superior Industries International, Inc.	97,250	1,840,943

		15,167,898

Banks — 15.0%
1st Source Corp.	5,800	186,354
Ameris Bancorp	25,300	667,667
Banc of California, Inc.	82,200	1,011,882
Banco Latinoamericano de Comercio Exterior SA (Panama)	16,400	537,756
Bank of Kentucky Financial Corp. (The)	4,800	235,440
Bank of Marin Bancorp	5,700	290,130
BankUnited, Inc.	194,143	6,356,241
Banner Corp.	12,600	578,340
BBCN Bancorp, Inc.	24,700	357,409
BNC Bancorp	7,000	126,700
Boston Private Financial Holdings, Inc.	105,461	1,281,351
Cardinal Financial Corp.	41,564	830,449
Cascade Bancorp*	42,400	203,520
Cathay General Bancorp	24,700	702,715
Chemical Financial Corp.	10,085	316,266
Citizens & Northern Corp.	10,100	203,818
City Holding Co.	19,000	893,570
Columbia Banking System, Inc.	10,371	300,448
Community Trust Bancorp, Inc.	19,046	631,565
CommunityOne Bancorp*	8,900	87,576
ConnectOne Bancorp, Inc.	12,680	246,753
Customers Bancorp, Inc.*	82,640	2,013,110
CVB Financial Corp.	120,700	1,923,958
Eagle Bancorp, Inc.*	133,417	5,123,213
East West Bancorp, Inc.	19,783	800,420
Enterprise Financial Services Corp.	39,200	809,872
Fidelity Southern Corp.	55,475	936,418
Financial Institutions, Inc.	20,200	463,186
First Bancorp*	213,600	1,324,320
First Bancorp	7,600	133,456
First Busey Corp.	19,700	131,793
First Business Financial Services, Inc.	8,200	354,568

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
First Citizens BancShares, Inc. (Class A Stock)	2,200	$571,318
First Commonwealth Financial Corp.	159,300	1,433,700
First Community Bancshares, Inc.	29,700	520,641
First Financial Bancorp	31,000	552,110
First Financial Corp.	6,300	226,107
First Horizon National Corp.	277,520	3,965,761
First Interstate Bancsystem, Inc. (Class A Stock)	66,400	1,847,248
First Merchants Corp.	45,500	1,071,070
First Midwest Bancorp, Inc.	41,100	713,907
First NBC Bank Holding Co.*	76,658	2,528,181
First Niagara Financial Group, Inc.	52,817	466,902
First of Long Island Corp. (The)	6,300	160,650
First Republic Bank	75,650	4,318,859
FirstMerit Corp.	593,387	11,309,956
Flushing Financial Corp.	19,600	393,372
German American Bancorp, Inc.	4,800	141,264
Great Southern Bancorp, Inc.	12,600	496,314
Hampton Roads Bankshares, Inc.*	23,000	43,470
Hancock Holding Co.	105,857	3,160,890
Hanmi Financial Corp.	188,875	3,994,706
Heartland Financial USA, Inc.	33,500	1,093,105
Heritage Financial Corp.	15,800	268,600
Hilltop Holdings, Inc.*	65,100	1,265,544
Horizon Bancorp	15,200	355,528
Iberiabank Corp.	60,252	3,797,684
Independent Bank Corp.(a)	18,300	802,821
Investors Bancorp, Inc.	272,695	3,195,985
MainSource Financial Group, Inc.	29,700	583,308
MB Financial, Inc.	116,258	3,640,038
National Penn Bancshares, Inc.	344,472	3,709,963
NBT Bancorp, Inc.	44,238	1,108,604
OFG Bancorp	76,500	1,248,480
PacWest Bancorp	103,751	4,864,884
Park Sterling Corp.	29,800	211,580
Peoples Bancorp, Inc.	17,500	413,700
Peoples Financial Services Corp.(a)	26,900	1,207,003
Pinnacle Financial Partners, Inc.	87,210	3,877,357
Preferred Bank	46,100	1,266,367
PrivateBancorp, Inc.	119,400	4,199,298
Republic Bancorp, Inc. (Class A Stock)	9,746	241,019
Sierra Bancorp	15,800	263,860
Signature Bank*(a)	65,680	8,510,814
Simmons First National Corp. (Class A Stock)	7,000	318,290
South State Corp.	8,311	568,389
Southwest Bancorp, Inc.	83,133	1,478,936
State Bank Financial Corp.	48,000	1,008,000
Sterling Bancorp(a)	332,949	4,464,846
Stock Yards Bancorp, Inc.	6,300	216,909
Stonegate Bank	8,200	247,558
Susquehanna Bancshares, Inc.	53,012	726,795
SVB Financial Group*	83,990	10,670,090
TCF Financial Corp.	242,211	3,807,557
Tompkins Financial Corp.	79,677	4,290,606
Trico Bancshares	79,600	1,920,748
Tristate Capital Holdings, Inc.*	32,300	338,181
Triumph Bancorp, Inc.*	22,800	311,448
Trustmark Corp.	14,600	354,488
UMB Financial Corp.	41,100	2,173,779

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Union Bankshares Corp.	13,422	$298,103
Webster Financial Corp.	20,900	774,345
WesBanco, Inc.	68,300	2,225,214
West Bancorporation, Inc.	21,500	427,635
Wilshire Bancorp, Inc.	218,000	2,173,460
Wintrust Financial Corp.	265,970	12,681,450
Yadkin Financial Corp.*	15,200	308,560

		165,887,619

Biotechnology — 0.5%
Applied Genetic Technologies Corp.*	6,000	119,940
Ardelyx, Inc.*	17,100	223,839
Auspex Pharmaceuticals, Inc.*(a)	1,800	180,486
Avalanche Biotechnologies, Inc.*	5,100	206,652
Cara Therapeutics, Inc.*	20,900	210,045
Celldex Therapeutics, Inc.*	32,200	897,414
Dicerna Pharmaceuticals, Inc.*(a)	17,700	425,331
Immune Design Corp.*(a)	9,500	200,545
Kite Pharma, Inc.*(a)	7,300	421,064
Sage Therapeutics, Inc.*(a)	20,900	1,049,807
Ultragenyx Pharmaceutical, Inc.*(a)	12,600	782,334
XOMA Corp.*(a)	147,300	536,172
Zafgen, Inc.*	6,800	269,348

		5,522,977

Building Products — 0.1%
Gibraltar Industries, Inc.*	76,665	1,258,073

Capital Markets — 2.6%
Affiliated Managers Group, Inc.*	41,690	8,954,178
Arlington Asset Investment Corp. (Class A Stock)	84,100	2,023,446
BGC Partners, Inc. (Class A Stock)	97,400	920,430
Cowen Group, Inc. (Class A Stock)*(a)	241,314	1,254,833
Federated Investors, Inc. (Class B Stock)	55,812	1,891,469
Greenhill & Co., Inc.	52,668	2,088,286
HFF, Inc. (Class A Stock)	42,612	1,599,654
Investment Technology Group, Inc.*	45,500	1,379,105
Manning & Napier, Inc.	29,700	386,397
Piper Jaffray Cos.*	41,100	2,156,106
Raymond James Financial, Inc.	96,460	5,476,999

		28,130,903

Chemicals — 2.1%
Axiall Corp.	29,700	1,394,118
Cabot Corp.	43,397	1,952,865
Cytec Industries, Inc.	36,907	1,994,454
FutureFuel Corp.	39,900	409,773
Hawkins, Inc.	3,100	117,769
Innophos Holdings, Inc.	47,228	2,661,770
Innospec, Inc.	5,100	236,589
Koppers Holdings, Inc.	114,160	2,246,669
Kraton Performance Polymers, Inc.*	95,960	1,939,352
Kronos Worldwide, Inc.	11,400	144,210
Minerals Technologies, Inc.	44,200	3,231,020
PolyOne Corp.	33,550	1,253,093
Schulman (A.), Inc.	37,300	1,797,860
Sensient Technologies Corp.	46,066	3,173,026
Zep, Inc.	27,800	473,434

		23,026,002

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies — 3.5%
ABM Industries, Inc.	105,500	$3,361,230
ACCO Brands Corp.*	686,786	5,707,192
ARC Document Solutions, Inc.*	50,600	467,038
Cenveo, Inc.*(a)	265,600	568,384
Clean Harbors, Inc.*(a)	79,607	4,520,085
G&K Services, Inc. (Class A Stock)	34,875	2,529,484
Herman Miller, Inc.	27,480	762,845
KAR Auction Services, Inc.	69,914	2,651,838
Kimball International, Inc. (Class B Stock)	169,400	1,775,312
Matthews International Corp. (Class A Stock)	89,400	4,604,994
Quad/Graphics, Inc.	120,100	2,759,898
RR Donnelley & Sons Co.(a)	24,734	474,645
Steelcase, Inc. (Class A Stock)	74,600	1,412,924
Team, Inc.*	61,374	2,392,358
Tetra Tech, Inc.	109,637	2,633,481
United Stationers, Inc.	11,400	467,286
Viad Corp.	41,100	1,143,402

		38,232,396

Communications Equipment — 1.5%
Bel Fuse, Inc. (Class B Stock)	38,800	738,364
Black Box Corp.	35,160	735,899
Comtech Telecommunications Corp.	27,800	804,810
Digi International, Inc.*	360,330	3,596,093
InterDigital, Inc.	57,390	2,911,969
Ixia*	207,082	2,511,905
Plantronics, Inc.	105,520	5,587,284

		16,886,324

Construction & Engineering — 1.3%
Argan, Inc.	43,600	1,577,012
EMCOR Group, Inc.	209,643	9,742,110
Orion Marine Group, Inc.*	131,243	1,162,813
Tutor Perini Corp.*	89,183	2,082,423

		14,564,358

Consumer Finance — 0.4%
Cash America International, Inc.	89,100	2,076,030
Enova International, Inc.*	81,883	1,612,276
Green Dot Corp. (Class A Stock)*(a)	47,400	754,608

		4,442,914

Containers & Packaging — 0.8%
Berry Plastics Group, Inc.*	74,957	2,712,694
Graphic Packaging Holding Co.	192,700	2,801,858
Rock-Tenn Co. (Class A Stock)(a)	20,200	1,302,900
Silgan Holdings, Inc.	42,446	2,467,386

		9,284,838

Diversified Consumer Services — 0.2%
LifeLock, Inc.*	54,400	767,584
Sotheby’s	22,430	947,892

		1,715,476

Diversified Financial Services
Gain Capital Holdings, Inc.	25,300	247,181

Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings, Inc.	62,472	2,207,136
IDT Corp. (Class B Stock)	11,400	202,350
Inteliquent, Inc.	205,400	3,232,996

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
magicJack VocalTec Ltd. (Israel)*(a)	50,000	$342,000

		5,984,482

Electric Utilities — 3.3%
Allete, Inc.	16,700	881,092
Cleco Corp.	89,800	4,895,896
El Paso Electric Co.	31,600	1,221,024
Empire District Electric Co. (The)	22,800	565,896
Great Plains Energy, Inc.	222,701	5,941,663
IDACORP, Inc.	85,550	5,378,528
MGE Energy, Inc.	43,675	1,935,676
PNM Resources, Inc.	39,200	1,144,640
Portland General Electric Co.	296,883	11,011,390
Spark Energy, Inc. (Class A Stock)	7,000	103,250
UIL Holdings Corp.	39,800	2,046,516
Unitil Corp.	12,000	417,240
Westar Energy, Inc.(a)	25,900	1,003,884

		36,546,695

Electrical Equipment — 0.5%
EnerSys	39,800	2,556,752
Regal-Beloit Corp.	42,677	3,410,746

		5,967,498

Electronic Equipment, Instruments & Components — 3.1%
AVX Corp.	342,580	4,888,616
Belden, Inc.	25,564	2,391,768
Benchmark Electronics, Inc.*	112,500	2,703,375
Coherent, Inc.*	35,702	2,319,202
Fabrinet (Thailand)*	83,851	1,592,330
GSI Group, Inc.*	31,000	412,920
Insight Enterprises, Inc.*	118,400	3,376,768
Kimball Electronics, Inc.*	113,975	1,611,608
Littelfuse, Inc.	8,900	884,571
Park Electrochemical Corp.	270,080	5,822,925
Sanmina Corp.*	245,168	5,930,614
Zebra Technologies Corp. (Class A Stock)*	25,385	2,302,800

		34,237,497

Energy Equipment & Services — 1.5%
Basic Energy Services, Inc.*	27,200	188,496
C&J Energy Services Ltd.*	210,550	2,343,422
Dawson Geophysical Co.*	32,368	138,211
Forum Energy Technologies, Inc.*	30,400	595,840
Frank’s International NV(a)	88,150	1,648,405
Gulf Island Fabrication, Inc.	90,730	1,348,248
Helix Energy Solutions Group, Inc.*	75,900	1,135,464
Hornbeck Offshore Services, Inc.*	61,300	1,153,053
ION Geophysical Corp.*	227,700	494,109
Key Energy Services, Inc.*	423,745	771,216
Matrix Service Co.*	26,290	461,652
McDermott International, Inc.*(a)	87,930	337,651
Mitcham Industries, Inc.*	36,100	166,060
Natural Gas Services Group, Inc.*	61,751	1,186,854
Parker Drilling Co.*	174,500	609,005
Superior Energy Services, Inc.	25,769	575,679
Tesco Corp.	13,300	151,221
TETRA Technologies, Inc.*	326,420	2,017,276
Tidewater, Inc.	55,850	1,068,969
Willbros Group, Inc.*	54,500	180,395

		16,571,226

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing — 1.7%
Andersons, Inc. (The)	19,550	$808,784
Casey’s General Stores, Inc.	17,102	1,540,890
Rite Aid Corp.*	624,300	5,425,167
Smart & Final Stores, Inc.*	56,900	1,001,440
SpartanNash Co.	49,300	1,555,908
SUPERVALU, Inc.*	226,300	2,631,869
Weis Markets, Inc.	105,760	5,262,618

		18,226,676

Food Products — 1.0%
Darling Ingredients, Inc.*	219,837	3,079,916
John B. Sanfilippo & Son, Inc.	43,600	1,879,160
Pinnacle Foods, Inc.	35,700	1,456,917
Snyder’s-Lance, Inc.	50,731	1,621,363
TreeHouse Foods, Inc.*	30,043	2,554,256

		10,591,612

Gas Utilities — 1.4%
Laclede Group, Inc. (The)	32,280	1,653,382
New Jersey Resources Corp.	194,558	6,042,971
Northwest Natural Gas Co.	39,740	1,905,533
Southwest Gas Corp.	39,200	2,280,264
WGL Holdings, Inc.	61,400	3,462,960

		15,345,110

Health Care Equipment & Supplies — 0.9%
Cynosure, Inc. (Class A Stock)*	48,000	1,472,160
Greatbatch, Inc.*	7,600	439,660
ICU Medical, Inc.*	16,900	1,574,066
NuVasive, Inc.*	67,000	3,081,330
OraSure Technologies, Inc.*(a)	85,400	558,516
Roka Bioscience, Inc.*	19,700	63,040
Teleflex, Inc.	22,296	2,694,026

		9,882,798

Health Care Providers & Services — 2.2%
Alliance HealthCare Services, Inc.*	2,635	58,444
Amsurg Corp.*	91,442	5,625,512
Brookdale Senior Living, Inc.*	25,170	950,419
Cross Country Healthcare, Inc.*	345,048	4,092,269
Five Star Quality Care, Inc.*	48,400	214,896
HealthSouth Corp.	94,587	4,195,879
LifePoint Hospitals, Inc.*	21,042	1,545,535
Molina Healthcare, Inc.*	57,800	3,889,362
Owens & Minor, Inc.	7,600	257,184
Trupanion, Inc.*(a)	3,100	24,800
WellCare Health Plans, Inc.*	32,200	2,945,012

		23,799,312

Hotels, Restaurants & Leisure — 0.3%
Dave & Buster’s Entertainment, Inc.*	24,000	731,040
Ruth’s Hospitality Group, Inc.	64,500	1,024,260
Scientific Games Corp. (Class A Stock)*(a)	120,095	1,257,395
Speedway Motorsports, Inc.	26,518	603,286

		3,615,981

Household Durables — 1.4%
Ethan Allen Interiors, Inc.	50,293	1,390,098
Helen of Troy Ltd.*	71,400	5,818,386
Lifetime Brands, Inc.	34,200	522,576
Ryland Group, Inc. (The)	33,190	1,617,681
Skullcandy, Inc.*(a)	141,351	1,597,266

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Universal Electronics, Inc.*	29,100	$1,642,404
WCI Communities, Inc.*	99,193	2,375,672

		14,964,083

Household Products — 0.1%
Central Garden & Pet Co. (Class A Stock)*	98,600	1,047,132

Independent Power & Renewable Electricity Producers — 0.3%
Dynegy, Inc.*	118,200	3,715,026

Insurance — 5.7%
Allied World Assurance Co. Holdings AG	183,600	7,417,440
American Equity Investment Life Holding Co.	185,800	5,412,354
AMERISAFE, Inc.	42,300	1,956,375
AmTrust Financial Services, Inc.	26,569	1,514,034
Aspen Insurance Holdings Ltd.	27,200	1,284,656
Assured Guaranty Ltd.	43,000	1,134,770
Axis Capital Holdings Ltd.	105,260	5,429,311
CNO Financial Group, Inc.	285,646	4,918,824
Employers Holdings, Inc.	116,397	3,141,555
Endurance Specialty Holdings Ltd.	32,142	1,965,162
Fidelity & Guaranty Life	31,000	657,200
First American Financial Corp.	18,300	652,944
Hanover Insurance Group, Inc. (The)	71,158	5,164,648
Horace Mann Educators Corp.	126,453	4,324,693
Infinity Property & Casualty Corp.	50,920	4,177,986
Maiden Holdings Ltd.	206,600	3,063,878
ProAssurance Corp.	82,370	3,781,607
Selective Insurance Group, Inc.	34,100	990,605
Stewart Information Services Corp.	15,200	617,728
Symetra Financial Corp.	75,800	1,778,268
United Fire Group, Inc.	14,500	460,665
Validus Holdings Ltd.	73,781	3,106,180

		62,950,883

Internet & Catalog Retail — 0.2%
Lands’ End, Inc.*(a)	64,500	2,314,260

Internet Software & Services — 0.2%
Blucora, Inc.*	73,300	1,001,278
Intralinks Holdings, Inc.*	54,332	561,793
Q2 Holdings, Inc.*	53,100	1,122,534

		2,685,605

IT Services — 1.7%
CACI International, Inc. (Class A Stock)*	12,000	1,079,040
Convergys Corp.	139,162	3,182,635
Datalink Corp.*	15,800	190,232
ExlService Holdings, Inc.*	85,838	3,193,174
Global Cash Access Holdings, Inc.*	142,200	1,083,564
Heartland Payment Systems, Inc.	53,251	2,494,809
iGATE Corp.*	61,727	2,633,274
Sykes Enterprises, Inc.*	63,800	1,585,430
Unisys Corp.*(a)	150,400	3,490,784

		18,932,942

Leisure Products — 0.5%
Arctic Cat, Inc.	52,924	1,922,200
Callaway Golf Co.	334,583	3,188,576

		5,110,776

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services — 0.9%
Charles River Laboratories International, Inc.*	68,699	$5,447,144
PerkinElmer, Inc.	81,569	4,171,439

		9,618,583

Machinery — 4.1%
Actuant Corp. (Class A Stock)	66,429	1,577,024
Altra Industrial Motion Corp.	86,304	2,385,443
EnPro Industries, Inc.	45,894	3,026,709
Global Brass & Copper Holdings, Inc.	40,500	625,725
Harsco Corp.	225,050	3,884,363
Hurco Cos., Inc.	5,100	167,943
Hyster-Yale Materials Handling, Inc.	15,200	1,114,008
ITT Corp.	85,787	3,423,759
Kadant, Inc.	82,462	4,338,326
LB Foster Co. (Class A Stock)	24,700	1,172,756
Manitowoc Co., Inc. (The)(a)	170,330	3,672,315
Meritor, Inc.*	237,600	2,996,136
RBC Bearings, Inc.	58,903	4,508,436
Snap-on, Inc.	19,570	2,877,964
Standex International Corp.	2,900	238,177
Terex Corp.	50,710	1,348,379
Trimas Corp.*	169,666	5,224,016
Watts Water Technologies, Inc. (Class A Stock)	50,399	2,773,457

		45,354,936

Marine — 0.5%
Diana Shipping, Inc. (Greece)*(a)	184,704	1,130,388
Matson, Inc.	108,700	4,582,792

		5,713,180

Media — 0.8%
Dex Media, Inc.*(a)	73,400	307,546
Entercom Communications Corp. (Class A Stock)*(a)	24,000	291,600
Entravision Communications Corp. (Class A Stock)	153,000	968,490
EW Scripps Co. (The) (Class A Stock)*	98,000	2,787,120
Journal Communications, Inc. (Class A Stock)*	148,500	2,200,770
Live Nation Entertainment, Inc.*	21,500	542,445
Sinclair Broadcast Group, Inc. (Class A Stock)	64,216	2,017,025

		9,114,996

Metals & Mining — 1.8%
Allegheny Technologies, Inc.	132,890	3,988,029
Ampco-Pittsburgh Corp.	17,100	298,566
Carpenter Technology Corp.	33,010	1,283,429
Commercial Metals Co.	262,360	4,247,608
Globe Specialty Metals, Inc.	22,100	418,132
Haynes International, Inc.	41,380	1,845,962
Horsehead Holding Corp.*(a)	219,290	2,776,211
Steel Dynamics, Inc.	130,130	2,615,613
Worthington Industries, Inc.	80,400	2,139,444

		19,612,994

Multiline Retail — 0.4%
Burlington Stores, Inc.*	77,927	4,630,422

Multi-Utilities — 0.3%
NorthWestern Corp.	64,217	3,454,232

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 2.5%
Bill Barrett Corp.*(a)	99,780	$828,174
Callon Petroleum Co.*	113,800	850,086
Carrizo Oil & Gas, Inc.*	102,652	5,096,672
Cloud Peak Energy, Inc.*	153,270	892,031
Delek US Holdings, Inc.	67,600	2,687,100
Diamondback Energy, Inc.*	26,561	2,040,947
Energy XXI Ltd.(a)	44,119	160,593
Gastar Exploration, Inc.*(a)	76,000	199,120
Green Plains, Inc.	108,100	3,086,255
Jones Energy, Inc. (Class A Stock)*(a)	64,791	581,823
Oasis Petroleum, Inc.*(a)	86,557	1,230,840
Pacific Ethanol, Inc.*	134,600	1,452,334
Panhandle Oil and Gas, Inc. (Class A Stock)	8,900	176,131
Renewable Energy Group, Inc.*	167,500	1,544,350
REX American Resources Corp.*	12,600	766,206
Rosetta Resources, Inc.*	35,385	602,253
Stone Energy Corp.*	70,800	1,039,344
Vaalco Energy, Inc.*	200,400	490,980
Warren Resources, Inc.*(a)	673,400	599,326
Western Refining, Inc.	5,700	281,523
World Fuel Services Corp.	10,100	580,548
WPX Energy, Inc.*	215,140	2,351,480

		27,538,116

Paper & Forest Products — 0.3%
Boise Cascade Co.*	38,100	1,427,226
Domtar Corp.	12,000	554,640
P.H. Glatfelter Co.	13,300	366,149
Resolute Forest Products, Inc.*(a)	34,800	600,300
Schweitzer-Mauduit International, Inc.	5,700	262,884

		3,211,199

Personal Products
Revlon, Inc. (Class A Stock)*	12,000	494,400

Pharmaceuticals — 0.6%
Amphastar Pharmaceuticals, Inc.*	43,500	650,760
Impax Laboratories, Inc.*	25,300	1,185,811
Lannett Co., Inc.*(a)	15,800	1,069,818
Medicines Co. (The)*	31,600	885,432
Prestige Brands Holdings, Inc.*	47,527	2,038,433
Revance Therapeutics, Inc.*(a)	12,600	261,198
ZS Pharma, Inc.*	4,400	185,152

		6,276,604

Professional Services — 2.0%
CDI Corp.	14,600	205,130
CRA International, Inc.*	9,100	283,192
Heidrick & Struggles International, Inc.	25,300	621,874
Huron Consulting Group, Inc.*	35,608	2,355,469
Kelly Services, Inc. (Class A Stock)	95,400	1,663,776
Korn/Ferry International	257,120	8,451,534
Resources Connection, Inc.	66,400	1,162,000
RPX Corp.*	62,000	892,180
TrueBlue, Inc.*	177,891	4,331,646
VSE Corp.	24,600	2,014,248

		21,981,049

Real Estate Investment Trusts (REITs) — 10.0%
Acadia Realty Trust	10,800	376,704
American Campus Communities, Inc.	39,200	1,680,504

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Anworth Mortgage Asset Corp.	423,400	$2,155,106
Armada Hoffler Properties, Inc.	19,600	208,936
Ashford Hospitality Prime, Inc.	28,960	485,659
Ashford Hospitality Trust, Inc.	316,000	3,039,920
BioMed Realty Trust, Inc.	74,117	1,679,491
Blackstone Mortgage Trust, Inc. (Class A Stock)	136,557	3,874,122
Capstead Mortgage Corp.	302,700	3,562,779
Cedar Realty Trust, Inc.	143,500	1,074,815
Chambers Street Properties	239,500	1,887,260
Chatham Lodging Trust	26,600	782,306
Chesapeake Lodging Trust	43,600	1,474,988
CoreSite Realty Corp.	56,900	2,769,892
Corporate Office Properties Trust	176,171	5,175,904
Cousins Properties, Inc.	427,627	4,532,846
CyrusOne, Inc.	30,300	942,936
CYS Investments, Inc.	77,800	693,198
DCT Industrial Trust, Inc.(a)	82,200	2,849,052
DiamondRock Hospitality Co.	341,200	4,821,156
EastGroup Properties, Inc.(a)	51,230	3,080,972
Education Realty Trust, Inc.	115,055	4,070,646
Empire State Realty Trust, Inc. (Class A Stock)(a)	82,490	1,551,637
EPR Properties	13,300	798,399
Equity One, Inc.	113,228	3,022,055
Extra Space Storage, Inc.	15,200	1,027,064
FelCor Lodging Trust, Inc.	91,000	1,045,590
First Industrial Realty Trust, Inc.	190,800	4,088,844
First Potomac Realty Trust	142,390	1,693,017
Franklin Street Properties Corp.	10,800	138,456
Geo Group, Inc. (The)	47,400	2,073,276
Getty Realty Corp.	12,700	231,140
Government Properties Income Trust	10,100	230,785
Hersha Hospitality Trust	660,470	4,273,241
Home Properties, Inc.	5,700	394,953
Kite Realty Group Trust	50,900	1,433,853
LaSalle Hotel Properties	10,100	392,486
Lexington Realty Trust(a)	198,532	1,951,569
LTC Properties, Inc.	30,300	1,393,800
MFA Financial, Inc.	375,209	2,949,143
Mid-America Apartment Communities, Inc.	21,124	1,632,251
Parkway Properties, Inc.	93,500	1,622,225
Pebblebrook Hotel Trust	64,840	3,019,599
Pennsylvania Real Estate Investment Trust	54,352	1,262,597
PennyMac Mortgage Investment Trust	93,500	1,990,615
Potlatch Corp.	75,800	3,035,032
RAIT Financial Trust	141,000	967,260
Ramco-Gershenson Properties Trust	27,800	517,080
Redwood Trust, Inc.	163,000	2,912,810
Retail Opportunity Investments Corp.	168,700	3,087,210
Rouse Properties, Inc.(a)	30,400	576,384
Silver Bay Realty Trust Corp.	48,000	775,680
Summit Hotel Properties, Inc.	301,400	4,240,698
Sun Communities, Inc.(a)	13,300	887,376
Sunstone Hotel Investors, Inc.	173,014	2,884,143
Washington Real Estate Investment Trust	34,090	941,907

		110,261,367

Real Estate Management & Development — 0.5%
Alexander & Baldwin, Inc.	34,800	1,502,664
CBRE Group, Inc. (Class A Stock)*	34,965	1,353,495

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Jones Lang LaSalle, Inc.	9,960	$1,697,184
RE/MAX Holdings, Inc. (Class A Stock)	42,300	1,404,783

		5,958,126

Road & Rail — 0.9%
AMERCO	10,701	3,535,610
ArcBest Corp.	23,400	886,626
Old Dominion Freight Line, Inc.*	51,337	3,968,350
Swift Transportation Co.*	37,300	970,546
Universal Truckload Services, Inc.	7,600	191,368

		9,552,500

Semiconductors & Semiconductor Equipment — 4.3%
Alpha & Omega Semiconductor Ltd.*	86,019	766,429
Amkor Technology, Inc.*	217,400	1,920,729
Audience, Inc.*	5,800	26,332
Cypress Semiconductor Corp.*	240,411	3,392,199
Exar Corp.*(a)	440,322	4,425,236
Fairchild Semiconductor International, Inc.*	89,700	1,630,746
First Solar, Inc.*	41,100	2,457,369
IXYS Corp.	48,700	599,984
MKS Instruments, Inc.	123,768	4,184,596
ON Semiconductor Corp.*	437,410	5,297,035
Pericom Semiconductor Corp.	28,500	440,895
Rudolph Technologies, Inc.*(a)	554,316	6,108,562
Semtech Corp.*	123,406	3,288,153
Teradyne, Inc.	291,933	5,502,937
Ultra Clean Holdings, Inc.*	279,300	1,996,995
Veeco Instruments, Inc.*(a)	168,400	5,144,620
Xcerra Corp.*	16,500	146,685

		47,329,502

Software — 2.2%
BroadSoft, Inc.*	122,410	4,095,839
Cadence Design Systems, Inc.*(a)	167,536	3,089,364
Fair Isaac Corp.	32,369	2,871,778
Globant SA*	13,300	280,098
Imperva, Inc.*(a)	32,200	1,374,940
Progress Software Corp.*	7,200	195,624
PTC, Inc.*	124,669	4,509,278
Rubicon Project, Inc. (The)*	68,087	1,220,119
Solera Holdings, Inc.	72,812	3,761,468
Take-Two Interactive Software, Inc.*(a)	55,000	1,400,025
Varonis Systems, Inc.*	60,700	1,557,562

		24,356,095

Specialty Retail — 3.9%
American Eagle Outfitters, Inc.	134,782	2,302,076
Barnes & Noble, Inc.*(a)	53,100	1,261,125
Brown Shoe Co., Inc.	48,700	1,597,360
Cabela’s, Inc.*(a)	44,319	2,480,978
Cato Corp. (The) (Class A Stock)	27,196	1,076,962
Citi Trends, Inc.*	34,100	920,700
Express, Inc.*	245,417	4,056,743
GNC Holdings, Inc. (Class A Stock)	67,680	3,321,058
MarineMax, Inc.*	29,538	783,052
Men’s Wearhouse, Inc. (The)	47,389	2,473,706
Office Depot, Inc.*	793,700	7,302,040
Pier 1 Imports, Inc.(a)	439,055	6,137,989
Select Comfort Corp.*	73,133	2,520,894
Systemax, Inc.*	18,537	226,522
Tilly’s, Inc. (Class A Stock)*	20,800	325,520

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Vitamin Shoppe, Inc.*	35,420	$1,458,950
Zumiez, Inc.*	105,500	4,246,375

		42,492,050

Technology Hardware, Storage & Peripherals — 0.3%
Avid Technology, Inc.*	62,600	932,740
Diebold, Inc.	80,474	2,853,608

		3,786,348

Textiles, Apparel & Luxury Goods — 0.8%
Iconix Brand Group, Inc.*(a)	36,000	1,212,120
Movado Group, Inc.	91,320	2,604,446
Oxford Industries, Inc.	22,326	1,684,497
Steven Madden Ltd.*	53,916	2,048,808
Vera Bradley, Inc.*(a)	59,041	958,235

		8,508,106

Thrifts & Mortgage Finance — 1.0%
BankFinancial Corp.	7,000	91,980
Berkshire Hills Bancorp, Inc.	10,100	279,770
Charter Financial Corp.	36,700	422,050
First Defiance Financial Corp.	13,900	456,198
Flagstar Bancorp, Inc.*	216,100	3,135,611
HomeStreet, Inc.*	57,500	1,053,400
Pennymac Financial Services, Inc. (Class A Stock)*	60,700	1,030,079
Provident Financial Services, Inc.	23,400	436,410
United Community Financial Corp.	35,500	193,830
Westfield Financial, Inc.	343,680	2,656,646
WSFS Financial Corp.	12,000	907,560

		10,663,534

Trading Companies & Distributors — 0.3%
Rush Enterprises, Inc. (Class A Stock)*	134,260	3,673,354

Water Utilities — 0.2%
American States Water Co.	27,200	1,085,008
Artesian Resources Corp. (Class A Stock)	5,700	121,923
California Water Service Group	21,500	526,965

		1,733,896

Wireless Telecommunication Services — 0.1%
RingCentral, Inc. (Class A Stock)*(a)	98,000	1,502,340

TOTAL COMMON STOCKS (cost $893,454,120)		1,076,768,102

EXCHANGE TRADED FUND — 0.5%
iShares Russell 2000 Value Index Fund (cost $4,928,299)	49,628	5,122,106

TOTAL LONG-TERM INVESTMENTS (cost $898,382,419)		1,081,890,208

SHORT-TERM INVESTMENT — 6.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $69,242,339; Includes $65,420,841 of cash collateral for securities on loan)(b)(w)	69,242,339	69,242,339

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

TOTAL INVESTMENTS — 104.4% (cost $967,624,758)	1,151,132,547

Liabilities in excess of other assets (x) — (4.4)%	(48,461,525)

NET ASSETS — 100.0%	$1,102,671,022

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,893,473; cash collateral of $65,420,841
(included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation(1)(2)
Long Position:
101	Russell 2000 Mini Index	Jun. 2015	$12,436,660	$12,613,890	$177,230

(1)	Cash of $494,000 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2015.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$26,278,091	$—	$—
Air Freight & Logistics	531,967	—	—
Airlines	6,283,562	—	—
Auto Components	15,167,898	—	—
Banks	165,887,619	—	—
Biotechnology	5,522,977	—	—
Building Products	1,258,073	—	—
Capital Markets	28,130,903	—	—
Chemicals	23,026,002	—	—
Commercial Services & Supplies	38,232,396	—	—
Communications Equipment	16,886,324	—	—
Construction & Engineering	14,564,358	—	—
Consumer Finance	4,442,914	—	—
Containers & Packaging	9,284,838	—	—
Diversified Consumer Services	1,715,476	—	—
Diversified Financial Services	247,181	—	—
Diversified Telecommunication Services	5,984,482	—	—
Electric Utilities	36,546,695	—	—
Electrical Equipment	5,967,498	—	—
Electronic Equipment, Instruments & Components	34,237,497	—	—
Energy Equipment & Services	16,571,226	—	—
Food & Staples Retailing	18,226,676	—	—
Food Products	10,591,612	—	—
Gas Utilities	15,345,110	—	—
Health Care Equipment & Supplies	9,882,798	—	—
Health Care Providers & Services	23,799,312	—	—
Hotels, Restaurants & Leisure	3,615,981	—	—
Household Durables	14,964,083	—	—
Household Products	1,047,132	—	—
Independent Power & Renewable Electricity Producers	3,715,026	—	—

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Insurance	$62,950,883	$—	$—
Internet & Catalog Retail	2,314,260	—	—
Internet Software & Services	2,685,605	—	—
IT Services	18,932,942	—	—
Leisure Products	5,110,776	—	—
Life Sciences Tools & Services	9,618,583	—	—
Machinery	45,354,936	—	—
Marine	5,713,180	—	—
Media	9,114,996	—	—
Metals & Mining	19,612,994	—	—
Multiline Retail	4,630,422	—	—
Multi-Utilities	3,454,232	—	—
Oil, Gas & Consumable Fuels	27,538,116	—	—
Paper & Forest Products	3,211,199	—	—
Personal Products	494,400	—	—
Pharmaceuticals	6,276,604	—	—
Professional Services	21,981,049	—	—
Real Estate Investment Trusts (REITs)	110,261,367	—	—
Real Estate Management & Development	5,958,126	—	—
Road & Rail	9,552,500	—	—
Semiconductors & Semiconductor Equipment	47,329,502	—	—
Software	24,356,095	—	—
Specialty Retail	42,492,050	—	—
Technology Hardware, Storage & Peripherals	3,786,348	—	—
Textiles, Apparel & Luxury Goods	8,508,106	—	—
Thrifts & Mortgage Finance	10,663,534	—	—
Trading Companies & Distributors	3,673,354	—	—
Water Utilities	1,733,896	—	—
Wireless Telecommunication Services	1,502,340	—	—
Exchange Traded Fund	5,122,106	—	—
Affiliated Money Market Mutual Fund	69,242,339	—	—
Other Financial Instruments*
Futures	177,230	—	—

Total	$1,151,309,777	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument and over-the-counter swap contracts which are recorded at fair value.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.1%
COMMON STOCKS — 53.6%
Aerospace & Defense — 1.1%
American Science & Engineering, Inc.	9,700	$473,942
Boeing Co. (The)	334,800	50,246,784
DigitalGlobe, Inc.*	26,260	894,678
HEICO Corp. (Class A Stock)	36,097	1,788,245
Honeywell International, Inc.	67,100	6,999,201
Precision Castparts Corp.	54,900	11,529,000
Rolls-Royce Holdings PLC (United Kingdom)*	927,908	13,087,112
Textron, Inc.	378,100	16,761,173
United Technologies Corp.	202,700	23,756,440

		125,536,575

Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	44,400	2,139,192
FedEx Corp.	137,300	22,716,285
Toll Holdings Ltd. (Australia)	837,163	5,632,478
United Parcel Service, Inc. (Class B Stock)	71,600	6,940,904
XPO Logistics, Inc.*(a)	21,300	968,511

		38,397,370

Airlines — 0.6%
Alaska Air Group, Inc.	10,200	675,036
Allegiant Travel Co.	6,300	1,211,427
American Airlines Group, Inc.	538,800	28,437,864
Delta Air Lines, Inc.	443,500	19,939,760
United Continental Holdings, Inc.*	270,700	18,204,575

		68,468,662

Auto Components — 0.6%
Aisin Seiki Co. Ltd. (Japan)	232,700	8,436,613
Autoliv, Inc. (Sweden)	37,038	4,376,268
BorgWarner, Inc.	77,500	4,687,200
Delphi Automotive PLC (United Kingdom)	160,200	12,774,348
Gentherm, Inc.*	21,100	1,065,761
GKN PLC (United Kingdom)	2,225,622	11,805,480
Johnson Controls, Inc.	302,100	15,237,924
Koito Manufacturing Co. Ltd. (Japan)	102,300	3,076,036
Sumitomo Rubber Industries Ltd. (Japan)	451,400	8,320,820
Visteon Corp.*	8,700	838,680

		70,619,130

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	103,838	12,931,428
General Motors Co.	11,500	431,250
Harley-Davidson, Inc.	190,900	11,595,266
Honda Motor Co. Ltd. (Japan)	273,200	8,918,051
Mitsubishi Motors Corp. (Japan)	489,900	4,417,307
Suzuki Motor Corp. (Japan)	293,500	8,815,043
Tesla Motors, Inc.*(a)	11,600	2,189,732
Toyota Motor Corp. (Japan)	332,100	23,181,818

		72,479,895

Banks — 4.0%
Australia & New Zealand Banking Group Ltd. (Australia)	722,994	20,113,816
Bank of America Corp.	2,737,291	42,126,908
Bank of Kentucky Financial Corp. (The)	36,500	1,790,325
Bank of Yokohama Ltd. (The) (Japan)	564,000	3,303,146
BankUnited, Inc.	50,400	1,650,096
Barclays PLC (United Kingdom), ADR(a)	429,606	6,259,359
Blue Hills Bancorp, Inc.*	12,000	158,640

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
BNP Paribas SA (France)	285,774	$17,388,143
Citigroup, Inc.	1,140,931	58,780,765
Comerica, Inc.	187,600	8,466,388
Commerzbank AG (Germany)*	419,792	5,768,420
Danske Bank A/S (Denmark)	419,780	11,066,728
DBS Group Holdings Ltd. (Singapore)	727,762	10,791,150
DNB ASA (Norway)	1,022,941	16,417,910
East West Bancorp, Inc.	8,000	323,680
First Niagara Financial Group, Inc.	152,900	1,351,636
Glacier Bancorp, Inc.	14,700	369,705
Home BancShares, Inc.	53,768	1,822,198
ING Groep NV (Netherlands), CVA*	1,135,747	16,636,331
Intesa Sanpaolo SpA (Italy)	4,615,701	15,665,640
JPMorgan Chase & Co.	1,172,768	71,046,285
Lloyds Banking Group PLC (United Kingdom)*	9,222,410	10,689,995
M&T Bank Corp.	138,500	17,589,500
National Bank Holdings Corp. (Class A Stock)	33,700	633,897
National Bank of Canada (Canada)	173,100	6,319,643
Nordea Bank AB (Sweden)	689,001	8,392,361
Royal Bank of Scotland Group PLC (United Kingdom)*	1,130,597	5,711,416
Sandy Spring Bancorp, Inc.	18,300	480,009
Signature Bank*	7,500	971,850
Standard Chartered PLC (United Kingdom)	498,940	8,081,152
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	2,744,810	11,402,148
SVB Financial Group*	4,000	508,160
Svenska Handelsbanken AB (Sweden) (Class A Stock)	238,097	10,723,063
Swedbank AB (Sweden) (Class A Stock)	410,652	9,803,794
Texas Capital Bancshares, Inc.*	20,900	1,016,785
United Overseas Bank Ltd. (Singapore)	699,000	11,716,754
Wells Fargo & Co.	649,208	35,316,915
Westamerica Bancorporation(a)	11,600	501,236
Western Alliance Bancorp*	63,900	1,893,996

		453,049,943

Beverages — 1.0%
Coca-Cola Co. (The)	658,200	26,690,010
Coca-Cola Enterprises, Inc.	308,900	13,653,380
Dr. Pepper Snapple Group, Inc.	125,000	9,810,000
Kirin Holdings Co. Ltd. (Japan)	491,400	6,445,335
Monster Beverage Corp.*	28,500	3,944,257
PepsiCo, Inc.	442,546	42,316,249
Pernod Ricard SA (France)	84,460	9,986,658

		112,845,889

Biotechnology — 1.3%
Acceleron Pharma, Inc.*(a)	31,900	1,214,114
Alexion Pharmaceuticals, Inc.*	74,500	12,910,850
Alkermes PLC*	8,500	518,245
Alnylam Pharmaceuticals, Inc.*	12,100	1,263,482
Amgen, Inc.	99,900	15,969,015
Biogen, Inc.*	61,300	25,883,312
BioMarin Pharmaceutical, Inc.*	11,900	1,482,978
Celgene Corp.*	114,700	13,222,616
CSL Ltd. (Australia)	111,423	7,795,412
Exelixis, Inc.*(a)	234,400	602,408
Gilead Sciences, Inc.*	389,100	38,182,383

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Incyte Corp.*	67,200	$6,159,552
Intercept Pharmaceuticals, Inc.*(a)	2,000	564,040
Isis Pharmaceuticals, Inc.*(a)	20,400	1,298,868
Neurocrine Biosciences, Inc.*	54,100	2,148,311
Pharmacyclics, Inc.*	14,700	3,762,465
Regeneron Pharmaceuticals, Inc.*	12,600	5,688,648
United Therapeutics Corp.*(a)	15,600	2,689,986
Vertex Pharmaceuticals, Inc.*	80,700	9,520,179

		150,876,864

Building Products
A.O. Smith Corp.	25,600	1,680,896

Capital Markets — 1.6%
Ameriprise Financial, Inc.	94,255	12,332,324
Bank of New York Mellon Corp. (The)	290,800	11,701,792
BlackRock, Inc.	33,000	12,072,720
Close Brothers Group PLC (United Kingdom)	115,825	2,671,647
Credit Suisse Group AG (Switzerland)*	330,623	8,895,064
Deutsche Bank AG (Germany)	120,158	4,164,388
E*TRADE Financial Corp.*	201,500	5,753,833
Financial Engines, Inc.(a)	27,800	1,162,874
GAM Holding AG (Switzerland)*	509,893	10,574,834
Goldman Sachs Group, Inc. (The)	34,100	6,409,777
LPL Financial Holdings, Inc.(a)	136,900	6,004,434
Macquarie Group Ltd. (Australia)	214,118	12,445,903
Morgan Stanley	704,800	25,154,312
Northern Trust Corp.	193,000	13,442,450
Och-Ziff Capital Management Group LLC (Class A Stock)	295,700	3,737,648
State Street Corp.	375,600	27,617,868
TD Ameritrade Holding Corp.	240,900	8,975,934
Waddell & Reed Financial, Inc. (Class A Stock)	32,200	1,595,188

		174,712,990

Chemicals — 1.5%
Air Products & Chemicals, Inc.	4,000	605,120
Airgas, Inc.	117,400	12,457,314
Asahi Kasei Corp. (Japan)	1,171,000	11,182,612
Ashland, Inc.	105,100	13,380,281
BASF SE (Germany)	108,937	10,784,237
Cabot Corp.	17,700	796,500
Celanese Corp. (Class A Stock)	253,000	14,132,580
CF Industries Holdings, Inc.	1,500	425,520
Dow Chemical Co. (The)	2,500	119,950
E.I. du Pont de Nemours & Co.	262,800	18,782,316
Ecolab, Inc.	118,750	13,582,625
Flotek Industries, Inc.*(a)	65,700	968,418
International Flavors & Fragrances, Inc.	5,000	587,000
Johnson Matthey PLC (United Kingdom)	18,346	919,190
Koppers Holdings, Inc.	20,000	393,600
LyondellBasell Industries NV (Class A Stock)	5,100	447,780
Minerals Technologies, Inc.	5,900	431,290
Monsanto Co.	151,400	17,038,556
Mosaic Co. (The)	23,200	1,068,592
NewMarket Corp.	1,600	764,480
PolyOne Corp.	2,100	78,435
Potash Corp. of Saskatchewan, Inc. (Canada)	51,600	1,664,100

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
PPG Industries, Inc.	19,000	$4,285,260
Praxair, Inc.	82,600	9,973,124
RPM International, Inc.	224,600	10,778,554
Senomyx, Inc.*(a)	195,500	862,155
Sherwin-Williams Co. (The)	48,100	13,684,450
Sociedad Quimica y Minera de Chile SA (Chile), ADR	23,300	425,225
Tosoh Corp. (Japan)	395,000	1,989,609
Umicore SA (Belgium)	219,100	9,150,720
Victrex PLC (United Kingdom)	28,464	790,630

		172,550,223

Commercial Services & Supplies — 0.2%
ARC Document Solutions, Inc.*	123,640	1,141,197
Clean Harbors, Inc.*(a)	13,900	789,242
Mobile Mini, Inc.	26,750	1,140,620
Performant Financial Corp.*	74,400	252,960
Tyco International PLC	494,800	21,306,088
US Ecology, Inc.(a)	15,900	794,523

		25,424,630

Communications Equipment — 0.8%
Alcatel-Lucent (France)*	1,245,268	4,681,517
Cisco Systems, Inc.	1,038,900	28,595,723
Finisar Corp.*	46,237	986,698
Motorola Solutions, Inc.	114,900	7,660,383
Palo Alto Networks, Inc.*	5,700	832,656
QUALCOMM, Inc.	653,600	45,320,624

		88,077,601

Construction & Engineering — 0.1%
Aegion Corp.*	37,600	678,680
Bouygues SA (France)	212,093	8,325,843
Jacobs Engineering Group, Inc.*(a)	10,800	487,728
Quanta Services, Inc.*	17,500	499,275

		9,991,526

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	143,000	540,003
Eagle Materials, Inc.	9,200	768,752
Holcim Ltd. (Switzerland)*	9,602	715,373
Martin Marietta Materials, Inc.	91,500	12,791,700
Vulcan Materials Co.	192,700	16,244,610

		31,060,438

Consumer Finance — 0.3%
Ally Financial, Inc.*	388,000	8,140,240
American Express Co.	42,400	3,312,288
Credit Saison Co. Ltd. (Japan)	324,700	5,824,735
Discover Financial Services	256,600	14,459,410

		31,736,673

Containers & Packaging — 0.1%
Ball Corp.	86,700	6,124,488
Berry Plastics Group, Inc.*	21,800	788,942
MeadWestvaco Corp.	13,000	648,310
Myers Industries, Inc.	32,400	567,972
Vidrala SA (Spain)	4,984	243,460

		8,373,172

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services
Ascent Capital Group, Inc. (Class A Stock)* .	13,142	$523,183
Houghton Mifflin Harcourt Co.*	48,900	1,148,172

		1,671,355

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	134,000	19,338,880
CBOE Holdings, Inc.	27,900	1,601,599
Challenger Ltd. (Australia)	685,197	3,719,563
CME Group, Inc.	98,900	9,366,819
Intercontinental Exchange, Inc.	59,100	13,786,257
London Stock Exchange Group PLC (United Kingdom)	142,760	5,192,161
McGraw Hill Financial, Inc.	34,500	3,567,300
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	703,700	3,477,542
MSCI, Inc.	41,300	2,532,103

		62,582,224

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	580,517	18,953,880
Nippon Telegraph & Telephone Corp. (Japan)	315,000	19,445,273
Telecom Italia SpA (Italy)	7,647,768	7,191,288
Telefonica Deutschland Holding AG (Germany)*	1,394,270	8,017,616
Telefonica SA (Spain)	742,043	10,558,865
Telstra Corp. Ltd. (Australia)	974,092	4,676,084
Verizon Communications, Inc.	714,400	34,741,272

		103,584,278

Electric Utilities — 0.7%
American Electric Power Co., Inc.	285,000	16,031,250
EDP - Energias do Brasil SA (Brazil)	25,200	82,275
Eversource Energy	76,200	3,849,624
Exelon Corp.	458,100	15,396,741
FirstEnergy Corp.	622,108	21,811,106
Great Plains Energy, Inc.	45,700	1,219,276
OGE Energy Corp.	44,600	1,409,806
PNM Resources, Inc.	72,500	2,117,000
SSE PLC (United Kingdom)	546,424	12,126,708

		74,043,786

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)*	457,183	9,698,684
Babcock & Wilcox Co. (The)	20,550	659,449
Hubbell, Inc. (Class B Stock)	104,400	11,444,328
Legrand SA (France)	186,462	10,100,190
Mitsubishi Electric Corp. (Japan)	1,545,000	18,341,440
Sensata Technologies Holding NV*	287,200	16,499,640

		66,743,731

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	154,600	9,110,578
AVX Corp.	42,000	599,340
Belden, Inc.	11,850	1,108,686
FEI Co.	11,000	839,740
Hamamatsu Photonics KK (Japan)	185,200	5,582,330
Keysight Technologies, Inc.*	132,400	4,918,660
RealD, Inc.*(a)	86,100	1,101,219
Trimble Navigation Ltd.*(a)	183,839	4,632,743

		27,893,296

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services — 0.3%
Amec Foster Wheeler PLC (United Kingdom)	51,550	$689,561
Baker Hughes, Inc.	8,300	527,714
Bristow Group, Inc.	5,700	310,365
CARBO Ceramics, Inc.(a)	15,600	475,956
China Oilfield Services Ltd. (China) (Class H Stock)	2,352,000	3,916,402
Exterran Holdings, Inc.	46,000	1,544,220
Gulf Island Fabrication, Inc.	17,350	257,821
Halliburton Co.	310,200	13,611,576
Helix Energy Solutions Group, Inc.*	30,500	456,280
Helmerich & Payne, Inc.	23,500	1,599,645
National Oilwell Varco, Inc.	221,300	11,062,787
Patterson-UTI Energy, Inc.	4,700	88,243
Schlumberger Ltd.	6,200	517,328
Superior Energy Services, Inc.	3,700	82,658
Tesco Corp.	83,600	950,532
TETRA Technologies, Inc.*	93,700	579,066
US Silica Holdings, Inc.	2,200	78,342
WorleyParsons Ltd. (Australia)	209,653	1,517,300

		38,265,796

Food & Staples Retailing — 1.1%
Casey’s General Stores, Inc.	12,700	1,144,270
Costco Wholesale Corp.	135,100	20,466,975
CVS Health Corp.	203,076	20,959,474
FamilyMart Co. Ltd. (Japan)	217,400	9,108,724
Rite Aid Corp.*	839,846	7,298,262
Sysco Corp.	183,100	6,908,363
Tesco PLC (United Kingdom)	2,549,758	9,101,463
Walgreens Boots Alliance, Inc.	214,600	18,172,328
Wal-Mart Stores, Inc.	268,200	22,059,450
Whole Foods Market, Inc.	186,400	9,707,712

		124,927,021

Food Products — 1.3%
Archer-Daniels-Midland Co.	124,100	5,882,340
Bunge Ltd.	99,400	8,186,584
ConAgra Foods, Inc.	292,000	10,666,760
Dean Foods Co.	21,200	350,436
Flowers Foods, Inc.	51,900	1,180,206
Kellogg Co.	144,400	9,523,180
Keurig Green Mountain, Inc.	20,000	2,234,600
Kraft Foods Group, Inc.	63,800	5,557,937
Mondelez International, Inc. (Class A Stock)	786,485	28,384,244
Nestle SA (Switzerland)	504,158	37,964,328
Pinnacle Foods, Inc.	29,000	1,183,490
Post Holdings, Inc.*(a)	15,300	716,652
Unilever PLC (United Kingdom)	688,162	28,712,372
Wilmar International Ltd. (Singapore)	2,468,100	5,859,225

		146,402,354

Gas Utilities
Atmos Energy Corp.	2,000	110,600
Chesapeake Utilities Corp.	23,250	1,176,683
Infraestructura Energetica Nova SAB de CV (Mexico)	90,100	492,099
ONE Gas, Inc.	10,100	436,623
Southwest Gas Corp.	19,480	1,133,152

		3,349,157

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	375,800	$17,410,814
Becton, Dickinson and Co.	102,259	14,683,370
Elekta AB (Sweden) (Class B Stock)(a)	591,374	5,318,291
Genmark Diagnostics, Inc.*	52,600	682,748
GN Store Nord A/S (Denmark)	355,050	7,927,197
HeartWare International, Inc.*(a)	10,700	939,139
Hologic, Inc.*	17,400	574,635
Intuitive Surgical, Inc.*	13,500	6,817,905
Medtronic PLC	318,189	24,815,560
Sirona Dental Systems, Inc.*	14,000	1,259,860
Sonova Holding AG (Switzerland)	28,400	3,940,577
St. Jude Medical, Inc.	36,700	2,400,180
STERIS Corp.(a)	16,100	1,131,347
Stryker Corp.	153,400	14,151,150
Thoratec Corp.*	24,800	1,038,872

		103,091,645

Health Care Providers & Services — 1.2%
Aetna, Inc.	160,100	17,055,453
Anthem, Inc.	127,200	19,640,952
DaVita HealthCare Partners, Inc.*	81,900	6,656,832
Fresenius SE & Co. KGaA (Germany)	284,147	16,939,780
HCA Holdings, Inc.*	15,500	1,166,065
Humana, Inc.	78,300	13,938,966
McKesson Corp.	91,905	20,788,911
Miraca Holdings, Inc. (Japan)	118,100	5,429,411
Team Health Holdings, Inc.*	21,700	1,269,667
UnitedHealth Group, Inc.	249,600	29,525,184
Universal Health Services, Inc. (Class B Stock)	2,800	329,588
WellCare Health Plans, Inc.*	16,200	1,481,652

		134,222,461

Health Care Technology
Veeva Systems, Inc. (Class A Stock)*(a)	34,600	883,338

Hotels, Restaurants & Leisure — 0.9%
Bloomin’ Brands, Inc.	17,300	420,909
Carnival Corp.	93,500	4,473,040
Chipotle Mexican Grill, Inc.*	6,400	4,163,456
Choice Hotels International, Inc.	17,300	1,108,411
Compass Group PLC (United Kingdom)	880,828	15,290,452
Del Frisco’s Restaurant Group, Inc.*	19,900	400,985
Hilton Worldwide Holdings, Inc.*	342,582	10,147,279
Las Vegas Sands Corp.	41,800	2,300,672
McDonald’s Corp.	156,700	15,268,848
MGM Resorts International*(a)	280,131	5,891,155
Norwegian Cruise Line Holdings Ltd.*	110,000	5,941,100
Starbucks Corp.	233,900	22,150,330
Starwood Hotels & Resorts Worldwide, Inc.	5,500	459,250
Wynn Macau Ltd. (Macau)	2,160,400	4,668,890
Wynn Resorts Ltd.	34,700	4,368,036
Yum! Brands, Inc.	26,900	2,117,568

		99,170,381

Household Durables — 0.3%
iRobot Corp.*(a)	50,900	1,660,867
Lennar Corp. (Class A Stock)	118,400	6,134,304
Panasonic Corp. (Japan)	543,600	7,138,579
Persimmon PLC (United Kingdom)*	472,116	11,634,514
Sony Corp. (Japan)*	205,700	5,501,162

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
TRI Pointe Homes, Inc.*	85,000	$1,311,550

		33,380,976

Household Products — 0.5%
Church & Dwight Co., Inc.	12,100	1,033,582
Colgate-Palmolive Co.	59,100	4,097,994
Energizer Holdings, Inc.	94,029	12,980,703
Procter & Gamble Co. (The)	495,455	40,597,583

		58,709,862

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	823,900	10,587,115
NRG Energy, Inc.	313,900	7,907,141

		18,494,256

Industrial Conglomerates — 1.6%
3M Co.	123,700	20,404,315
Danaher Corp.	364,200	30,920,580
DCC PLC (Ireland)	141,233	8,412,677
General Electric Co.	2,607,500	64,692,075
Hutchison Whampoa Ltd. (Hong Kong)	1,505,400	20,866,129
Koninklijke Philips NV (Netherlands)	360,215	10,219,248
Roper Industries, Inc.	35,200	6,054,400
SembCorp Industries Ltd. (Singapore)	1,040,011	3,192,745
Siemens AG (Germany)	128,047	13,848,761

		178,610,930

Insurance — 2.1%
AIA Group Ltd. (Hong Kong)	1,565,200	9,827,086
Allianz SE (Germany)	54,089	9,390,711
Aviva PLC (United Kingdom)	1,121,635	8,976,275
AXA SA (France)	933,590	23,497,604
CNA Financial Corp.	254,684	10,551,558
Direct Line Insurance Group PLC (United Kingdom)	2,545,984	12,014,432
First American Financial Corp.	62,300	2,222,864
FNF Group	168,500	6,194,060
Genworth Financial, Inc. (Class A Stock)*	86,100	629,391
Infinity Property & Casualty Corp.	14,500	1,189,725
Kemper Corp.	31,100	1,211,656
Loews Corp.	66,800	2,727,444
Marsh & McLennan Cos., Inc.	343,900	19,289,351
Meadowbrook Insurance Group, Inc.	114,100	969,850
MetLife, Inc.	434,770	21,977,623
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	65,983	14,178,516
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	777,000	9,321,383
Prudential PLC (United Kingdom)	340,025	8,437,834
QBE Insurance Group Ltd. (Australia)	294,876	2,914,793
RenaissanceRe Holdings Ltd.	4,703	469,030
Sony Financial Holdings, Inc. (Japan)	400,900	6,448,878
State Auto Financial Corp.	47,900	1,163,491
Storebrand ASA (Norway)*	1,544,575	5,612,263
Sun Life Financial, Inc. (Canada)	409,700	12,625,314
Tokio Marine Holdings, Inc. (Japan)	341,700	12,898,092
White Mountains Insurance Group Ltd.	2,100	1,437,492
Willis Group Holdings PLC	13,500	650,430
XL Group PLC (Ireland)	676,247	24,885,890

		231,713,036

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*	110,100	$40,968,210
Netflix, Inc.*	34,100	14,209,129
Priceline Group, Inc. (The)*	20,700	24,097,905
Wayfair, Inc. (Class A Stock)*(a)	29,900	960,388

		80,235,632

Internet Software & Services — 1.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	65,474	5,450,056
Angie’s List, Inc.*(a)	123,000	722,010
Baidu, Inc. (China), ADR*	53,900	11,232,760
Bazaarvoice, Inc.*(a)	80,900	457,085
Cornerstone OnDemand, Inc.*	15,900	459,351
eBay, Inc.*	144,400	8,328,992
Facebook, Inc. (Class A Stock)*	566,700	46,591,241
Five9, Inc.*	60,200	334,712
Google, Inc. (Class C Stock)*	68,740	37,669,520
Google, Inc. (Class A Stock)*	64,950	36,027,765
Kakaku.com, Inc. (Japan)	278,600	4,623,011
LinkedIn Corp. (Class A Stock)*	21,900	5,471,934
Naver Corp. (South Korea)	6,983	4,212,867
OPOWER, Inc.*	21,700	219,821
Pandora Media, Inc.*	51,300	831,573
Rackspace Hosting, Inc.*	190,000	9,802,100
Shutterstock, Inc.*(a)	10,500	721,035
SPS Commerce, Inc.*	6,900	462,990
Tencent Holdings Ltd. (China)	363,200	6,897,138
Twitter, Inc.*	45,900	2,298,672
VeriSign, Inc.*(a)	119,400	7,996,218
Yahoo!, Inc.*	432,500	19,218,138

		210,028,989

IT Services — 1.4%
Accenture PLC (Class A Stock)	157,900	14,793,651
Automatic Data Processing, Inc.	159,000	13,616,760
Blackhawk Network Holdings, Inc.*(a)	23,300	833,441
Cognizant Technology Solutions Corp. (Class A Stock)*	137,600	8,584,864
CoreLogic, Inc.*	24,700	871,169
Fidelity National Information Services, Inc.	154,600	10,522,076
Global Payments, Inc.	19,400	1,778,592
International Business Machines Corp.	154,250	24,757,125
Jack Henry & Associates, Inc.	16,310	1,139,906
MasterCard, Inc. (Class A Stock)	393,700	34,011,743
Vantiv, Inc. (Class A Stock)*	23,100	870,870
Visa, Inc. (Class A Stock)(a)	653,500	42,745,435

		154,525,632

Leisure Products — 0.1%
Mattel, Inc.	490,800	11,214,780

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	209,200	8,692,260
Illumina, Inc.*	11,800	2,190,552
Mettler-Toledo International, Inc.*	4,500	1,478,925
Thermo Fisher Scientific, Inc.	121,500	16,322,310

		28,684,047

Machinery — 0.6%
Aalberts Industries NV (Netherlands)	5,590	175,930
Actuant Corp. (Class A Stock)	32,600	773,924
Caterpillar, Inc.	64,900	5,193,947

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Chart Industries, Inc.*	8,600	$301,645
CLARCOR, Inc.	24,700	1,631,682
Dover Corp.	56,500	3,905,280
EnPro Industries, Inc.	18,100	1,193,695
Flowserve Corp.	349,400	19,737,606
Graco, Inc.	14,000	1,010,240
Greenbrier Companies, Inc. (The)(a)	19,400	1,125,200
Harsco Corp.	65,100	1,123,626
Hillenbrand, Inc.	27,200	839,664
Ingersoll-Rand PLC	119,320	8,123,306
John Bean Technologies Corp.	44,524	1,590,397
Manitowoc Co., Inc. (The)(a)	19,300	416,108
Pall Corp.	28,900	2,901,271
Pentair PLC (United Kingdom)(a)	120,300	7,565,667
Stanley Black & Decker, Inc.	47,300	4,510,528
THK Co. Ltd. (Japan)	311,100	7,905,300
Trimas Corp.*	19,900	612,721
Valmont Industries, Inc.	3,600	442,368
Wabtec Corp.	7,100	674,571
Watts Water Technologies, Inc. (Class A Stock)	3,700	203,611
Xylem, Inc.	15,900	556,818

		72,515,105

Marine — 0.1%
AP Moeller - Maersk A/S (Denmark) (Class B Stock)	5,045	10,545,195
Nippon Yusen KK (Japan)	1,324,000	3,808,794

		14,353,989

Media — 1.7%
Charter Communications, Inc. (Class A Stock)*	5,500	1,062,105
Comcast Corp. (Class A Stock)	451,600	25,501,852
CyberAgent, Inc. (Japan)	84,600	4,845,658
DIRECTV*	104,600	8,901,460
DISH Network Corp. (Class A Stock)*	12,000	840,720
Eutelsat Communications SA (France)	347,168	11,515,949
Informa PLC (United Kingdom)	476,191	3,975,159
Liberty Global PLC (United Kingdom) (Class A Stock)*	243,969	12,557,084
Liberty Global PLC (United Kingdom) (Class C Stock)*	50,332	2,507,037
Liberty Media Corp. (Class A Stock)*	22,400	863,520
Liberty Media Corp. (Class C Stock)*	21,000	802,200
News Corp. (Class A Stock)*	481,100	7,702,411
Sky PLC (United Kingdom)	705,527	10,379,658
Time Warner Cable, Inc.	86,490	12,963,121
Twenty-First Century Fox, Inc. (Class A Stock)	564,200	19,092,528
Viacom, Inc. (Class B Stock)	129,700	8,858,510
Walt Disney Co. (The)	334,700	35,106,683
WPP PLC (United Kingdom)	1,152,349	26,170,447

		193,646,102

Metals & Mining — 1.2%
A.M. Castle & Co.*(a)	14,600	53,290
Acerinox SA (Spain)(a)	355,343	5,976,963
Agnico-Eagle Mines Ltd. (Canada)	93,700	2,603,374
Alcoa, Inc.	531,800	6,870,856
Alrosa AO (Russia)	654,297	810,009

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Anglo American PLC (United Kingdom)	89,267	$1,333,194
AngloGold Ashanti Ltd. (South Africa)*	132,363	1,247,971
Antofagasta PLC (United Kingdom)	428,585	4,636,533
APERAM (Luxembourg)*	11,392	456,969
ArcelorMittal SA (Luxembourg), (AEX)	124,961	1,172,453
ArcelorMittal SA (Luxembourg), (NYSE)(a)	7,500	70,650
Barrick Gold Corp. (Canada)	243,100	2,664,376
BHP Billiton Ltd. (Australia)	633,467	14,724,317
BHP Billiton PLC (Australia)	680,213	14,927,423
Carpenter Technology Corp.	27,200	1,057,536
Centamin PLC (United Kingdom)	876,966	745,988
Cia de Minas Buenaventura SA (Peru), ADR(a)	170,000	1,722,100
Commercial Metals Co.	41,300	668,647
Constellium NV (Netherlands) (Class A Stock)*	35,200	715,264
Daido Steel Co. Ltd. (Japan)	122,000	546,063
Dowa Holdings Co. Ltd. (Japan)	30,000	256,223
Eldorado Gold Corp. (Canada)	122,500	561,940
First Quantum Minerals Ltd. (Canada)	56,900	689,602
Franco-Nevada Corp. (Canada)	71,700	3,474,751
Franco-Nevada Corp. (Canada)	47,800	2,320,212
Freeport-McMoRan, Inc.	141,190	2,675,551
Fresnillo PLC (Mexico)	176,914	1,786,622
Glencore PLC (Switzerland)*	882,955	3,727,591
Goldcorp, Inc. (Canada)	174,400	3,160,128
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	511,300	1,507,737
Haynes International, Inc.	14,400	642,384
Hindalco Industries Ltd. (India)	204,202	420,820
Hitachi Metals Ltd. (Japan)	16,000	245,225
Horsehead Holding Corp.*(a)	9,200	116,472
JFE Holdings, Inc. (Japan)	53,700	1,185,326
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	241,000	447,922
KAZ Minerals PLC (United Kingdom)*	20,190	64,127
Korea Zinc Co. Ltd. (South Korea)	1,943	742,948
Mitsubishi Materials Corp. (Japan)	191,000	641,808
MMC Norilsk Nickel OJSC (Russia), ADR	75,663	1,343,018
New Gold, Inc. (Canada)*	148,100	496,960
Nippon Steel & Sumitomo Metal Corp. (Japan)	296,000	744,264
Nisshin Steel Co. Ltd. (Japan)	44,500	555,443
Nucor Corp.	133,300	6,335,749
Orocobre Ltd. (Australia)*(a)	150,911	268,368
Osisko Gold Royalties Ltd. (Canada)	97,640	1,290,509
Outokumpu OYJ (Finland)*(a)	21,139	168,000
Petra Diamonds Ltd. (United Kingdom)*	801,069	2,159,024
Platinum Group Metals Ltd. (Canada)*(a)	841,300	458,329
POSCO (South Korea)	6,104	1,334,139
Randgold Resources Ltd. (United Kingdom) .	40,115	2,780,851
Regis Resources Ltd. (Australia)*(a)	328,780	326,323
Rio Tinto Ltd. (United Kingdom)	172,143	7,458,952
Rio Tinto PLC (United Kingdom)	118,927	4,904,155
Royal Gold, Inc.	11,500	725,765
RTI International Metals, Inc.*	16,600	596,106
Ryerson Holding Corp.*	11,823	75,313
Silver Wheaton Corp. (Canada)	128,600	2,445,972
Silver Wheaton Corp. (Canada)	30,000	569,895
Southern Copper Corp. (Mexico)	74,260	2,166,907
Steel Dynamics, Inc.	95,600	1,921,560

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Stillwater Mining Co.*(a)	83,990	$1,085,151
ThyssenKrupp AG (Germany)	39,217	1,026,705
Toho Titanium Co. Ltd. (Japan)*	14,000	102,870
United States Steel Corp.(a)	52,700	1,285,880
Vale SA (Brazil), ADR(a)	121,900	688,735
Voestalpine AG (Austria)	11,250	411,524
Worthington Industries, Inc.	24,300	646,623

		132,044,455

Multiline Retail — 0.3%
Dollar General Corp.*	101,200	7,628,456
Kohl’s Corp.	84,200	6,588,650
Lojas Renner SA (Brazil)	131,400	3,705,821
Marks & Spencer Group PLC (United Kingdom)	1,025,487	8,110,406
Target Corp.	54,900	4,505,643

		30,538,976

Multi-Utilities — 0.7%
CMS Energy Corp.	256,900	8,968,379
DTE Energy Co.	2,200	177,518
E.ON SE (Germany)	462,839	6,881,893
GDF Suez (France)	570,246	11,258,339
National Grid PLC (United Kingdom)	1,209,636	15,551,075
NiSource, Inc.	523,200	23,104,512
PG&E Corp.	227,400	12,068,118

		78,009,834

Oil, Gas & Consumable Fuels — 3.0%
Anadarko Petroleum Corp.	157,860	13,072,387
Apache Corp.	226,300	13,652,679
Beach Energy Ltd. (Australia)	3,538,418	2,723,100
BG Group PLC (United Kingdom)	21,703	266,376
California Resources Corp.	23,400	178,074
Canadian Natural Resources Ltd. (Canada) .	540,300	16,592,613
Cheniere Energy, Inc.*	3,000	232,200
Chevron Corp.	216,822	22,761,974
Cimarex Energy Co.	75,021	8,634,167
Concho Resources, Inc.*	61,900	7,175,448
ConocoPhillips	63,600	3,959,736
CONSOL Energy, Inc.	82,000	2,286,980
Continental Resources, Inc.*(a)	103,300	4,511,111
Delek US Holdings, Inc.	9,500	377,625
Diamondback Energy, Inc.*	25,200	1,936,368
Eni SpA (Italy)	560,532	9,701,730
EOG Resources, Inc.	119,400	10,947,786
EQT Corp.	98,400	8,154,408
Exxon Mobil Corp.	1,001,512	85,128,520
Hess Corp.	153,500	10,418,045
Kelt Exploration Ltd. (Canada)*	15,300	91,446
Marathon Oil Corp.	19,400	506,534
Marathon Petroleum Corp.	154,400	15,809,016
Matador Resources Co.*(a)	62,100	1,361,232
Newfield Exploration Co.*	4,120	144,571
Northern Oil and Gas, Inc.*(a)	97,700	753,267
NuVista Energy Ltd. (Canada)*	36,600	220,198
Oasis Petroleum, Inc.*(a)	9,500	135,090
Occidental Petroleum Corp.	213,700	15,600,100
Ophir Energy PLC (United Kingdom)*	103,970	207,578
PDC Energy, Inc.*	17,800	961,912
Penn Virginia Corp.*(a)	20,700	134,136

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Phillips 66	44,650	$3,509,490
Pioneer Natural Resources Co.	69,500	11,363,945
Range Resources Corp.	115,300	6,000,212
Rosetta Resources, Inc.*	18,200	309,764
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	413,100	25,901,370
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	130,300	7,772,395
Seven Generations Energy Ltd. (Canada) (Class A Stock)*(a)	27,460	350,147
SM Energy Co.	23,500	1,214,480
Spectra Energy Corp.	247,800	8,962,926
Statoil ASA (Norway)	682,712	12,071,310
Whiting Petroleum Corp.*	43,000	1,328,700
Woodside Petroleum Ltd. (Australia)	20,317	532,283
WPX Energy, Inc.*	374,200	4,090,006

		342,043,435

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	19,262	1,257,809
International Paper Co.	169,800	9,422,202
KapStone Paper and Packaging Corp.	16,400	538,576
Schweitzer-Mauduit International, Inc.	12,500	576,500
West Fraser Timber Co. Ltd. (Canada)	5,100	260,929

		12,056,016

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	86,500	7,193,340
L’Oreal SA (France)	88,776	16,351,644

		23,544,984

Pharmaceuticals — 3.5%
AbbVie, Inc.	484,500	28,362,630
Actavis PLC*	124,092	36,932,261
Astellas Pharma, Inc. (Japan)	903,200	14,798,842
Bayer AG (Germany)	234,967	35,154,657
Bristol-Myers Squibb Co.	204,500	13,190,250
Catalent, Inc.*	10,100	314,615
Eli Lilly & Co.	330,200	23,989,030
GlaxoSmithKline PLC (United Kingdom), ADR	483,400	22,308,910
Johnson & Johnson	521,746	52,487,648
Mallinckrodt PLC*	26,700	3,381,555
Medicines Co. (The)*	32,500	910,650
Merck & Co., Inc.	603,189	34,671,304
Novartis AG (Switzerland)	332,471	32,815,050
Novo Nordisk A/S (Denmark) (Class B Stock)	163,564	8,731,665
Pacira Pharmaceuticals, Inc.*	10,800	959,580
Perrigo Co. PLC	28,400	4,701,620
Pfizer, Inc.	757,574	26,355,999
Roche Holding AG (Switzerland)	89,779	24,670,560
Shire PLC (Ireland), ADR	44,300	10,600,547
Takeda Pharmaceutical Co. Ltd. (Japan)	253,400	12,649,198
Zoetis, Inc.	109,300	5,059,497

		393,046,068

Professional Services — 0.2%
Advisory Board Co. (The)*	17,660	940,925
Equifax, Inc.	103,500	9,625,500
IHS, Inc. (Class A Stock)*	10,100	1,148,976

	Shares	Value
COMMON STOCKS (Continued)
Professional Services (cont’d.)
ManpowerGroup, Inc.	19,700	$1,697,155
Navigant Consulting, Inc.*	30,000	388,800
Recruit Holdings Co. Ltd. (Japan)	168,300	5,251,206
Verisk Analytics, Inc. (Class A Stock)*	23,900	1,706,460

		20,759,022

Real Estate Investment Trusts (REITs) — 2.1%
Acadia Realty Trust	31,500	1,098,720
Alexandria Real Estate Equities, Inc.	13,400	1,313,736
American Campus Communities, Inc.	23,000	986,010
American Tower Corp.	154,435	14,540,055
AvalonBay Communities, Inc.	111,600	19,446,300
Boston Properties, Inc.	25,000	3,512,000
Brookfield Canada Office Properties (Canada)	47,400	1,074,083
Camden Property Trust	33,200	2,593,916
Canadian Real Estate Investment Trust (Canada)	11,900	436,989
CapitaMall Trust (Singapore)	583,400	933,976
CBL & Associates Properties, Inc.	69,800	1,382,040
Charter Hall Retail REIT (Australia)	270,834	882,625
Concentradora Fibra Danhos SA de CV (Mexico)	162,500	387,780
Crown Castle International Corp.	107,994	8,913,825
DCT Industrial Trust, Inc.(a)	33,075	1,146,379
Derwent London PLC (United Kingdom)	18,386	931,762
Digital Realty Trust, Inc.	23,300	1,536,868
Douglas Emmett, Inc.	95,700	2,852,817
Duke Realty Corp.	64,200	1,397,634
EastGroup Properties, Inc.	23,800	1,431,332
Equity Residential	46,300	3,604,918
Essex Property Trust, Inc.	17,509	4,025,319
Federal Realty Investment Trust	90,200	13,278,342
Frontier Real Estate Investment Corp. (Japan)	60	285,287
Gecina SA (France)	7,158	968,123
General Growth Properties, Inc.	273,600	8,084,880
Great Portland Estates PLC (United Kingdom)	41,757	501,704
Hammerson PLC (United Kingdom)	67,704	666,757
Hatteras Financial Corp.	47,000	853,520
Healthcare Realty Trust, Inc.	34,300	952,854
Highwoods Properties, Inc.	25,100	1,149,078
Home Properties, Inc.	2,600	180,154
Host Hotels & Resorts, Inc.	49,900	1,006,982
Iron Mountain, Inc.	168,438	6,144,618
Kilroy Realty Corp.	30,200	2,300,334
Kimco Realty Corp.	104,600	2,808,510
Land Securities Group PLC (United Kingdom)	28,645	531,800
LaSalle Hotel Properties	24,300	944,298
Macerich Co. (The)	37,800	3,187,674
Mapletree Industrial Trust (Singapore)	688,000	791,415
Nippon Accommodations Fund, Inc. (Japan)	328	1,245,427
Nippon Prologis REIT, Inc. (Japan), REIT	225	495,308
Novion Property Group (Australia)	618,057	1,177,378
Pebblebrook Hotel Trust	20,500	954,685
Plum Creek Timber Co., Inc.	20,000	869,000
Post Properties, Inc.	4,200	239,106
ProLogis, Inc.	101,500	4,421,340
PS Business Parks, Inc.	8,300	689,232

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Public Storage	51,958	$10,243,000
Rayonier, Inc.	23,400	630,864
Redwood Trust, Inc.	47,400	847,038
Regency Centers Corp.	68,350	4,650,534
RLJ Lodging Trust	14,530	454,934
Saul Centers, Inc.	9,500	543,400
Scentre Group (Australia)	2,522,071	7,164,788
Shaftesbury PLC (United Kingdom)	117,409	1,444,128
Simon Property Group, Inc.	170,261	33,309,862
SL Green Realty Corp.	73,500	9,435,930
Stockland (Australia)	186,320	636,578
Strategic Hotels & Resorts, Inc.*	82,000	1,019,260
Sunstone Hotel Investors, Inc.	22,400	373,408
Taubman Centers, Inc.	26,600	2,051,658
Terreno Realty Corp.	43,500	991,800
Unibail-Rodamco SE (France)	37,875	10,227,578
Urban Edge Properties	26,950	638,715
Urstadt Biddle Properties, Inc. (Class A Stock)	23,250	536,145
Vornado Realty Trust	146,400	16,396,800
Washington Real Estate Investment Trust	32,500	897,975
Weingarten Realty Investors	55,930	2,012,361
Weyerhaeuser Co.	211,746	7,019,380

		240,683,026

Real Estate Management & Development — 0.2%
Alexander & Baldwin, Inc.	33,600	1,450,848
BR Malls Participacoes SA (Brazil)	28,700	152,693
Deutsche Euroshop AG (Germany)	8,535	423,878
Hang Lung Properties Ltd. (Hong Kong)	360,000	1,011,420
Hongkong Land Holdings Ltd. (Hong Kong)	192,000	1,449,600
Howard Hughes Corp. (The)*	2,100	325,542
Hufvudstaden AB (Sweden) (Class A Stock)	36,722	503,569
Hysan Development Co. Ltd. (Hong Kong)	101,000	442,713
Iguatemi Empresa de Shopping Centers SA (Brazil)	21,300	187,936
Inmobiliaria Colonial SA (Spain)*	210,012	141,815
Kerry Properties Ltd. (Hong Kong)	1,046,500	3,632,667
Mitsubishi Estate Co. Ltd. (Japan)	98,000	2,272,813
Mitsui Fudosan Co. Ltd. (Japan)	164,000	4,816,354
PSP Swiss Property AG (Switzerland)*	11,018	1,038,422
St. Joe Co. (The)*	30,700	569,792
Sun Hung Kai Properties Ltd. (Hong Kong)	86,166	1,328,636
Wharf Holdings Ltd. (The) (Hong Kong)	169,000	1,179,763

		20,928,461

Road & Rail — 0.2%
Canadian Pacific Railway Ltd. (Canada)	32,930	6,016,311
Central Japan Railway Co. (Japan)	73,100	13,210,605
J.B. Hunt Transport Services, Inc.	16,600	1,417,557

		20,644,473

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Energy Industries, Inc.*	50,200	1,288,132
Altera Corp.	92,900	3,986,339
Applied Materials, Inc.	916,000	20,664,960
ASML Holding NV (Netherlands) (SGMX)	80,499	8,160,915
Atmel Corp.	433,000	3,563,590
Avago Technologies Ltd. (Singapore)	106,200	13,485,276
Broadcom Corp. (Class A Stock)	535,680	23,192,266
Cree, Inc.*(a)	19,300	684,957

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
CyberOptics Corp.*	9,400	$94,658
Diodes, Inc.*	24,900	711,144
Intel Corp.	624,400	19,524,988
Kopin Corp.*	17,600	61,952
Lam Research Corp.	255,400	17,938,019
Maxim Integrated Products, Inc.	33,000	1,148,730
Micron Technology, Inc.*(a)	343,300	9,313,729
ON Semiconductor Corp.*	107,610	1,303,157
Semtech Corp.*	41,610	1,108,698
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,513,749	16,330,365
Tokyo Electron Ltd. (Japan)	50,600	3,509,806

		146,071,681

Software — 1.4%
Cadence Design Systems, Inc.*(a)	40,400	744,976
CommVault Systems, Inc.*	12,900	563,730
Computer Modelling Group Ltd. (Canada)	10,000	100,430
FactSet Research Systems, Inc.	10,000	1,592,000
FleetMatics Group PLC*(a)	25,400	1,139,190
Guidewire Software, Inc.*	11,400	599,754
Informatica Corp.*	18,200	798,161
Interactive Intelligence Group, Inc.*(a)	18,800	774,184
Microsoft Corp.	2,072,000	84,237,160
NetSuite, Inc.*(a)	10,470	971,197
Oracle Corp.	520,900	22,476,835
Red Hat, Inc.*	318,280	24,109,710
salesforce.com, inc.*	299,700	20,022,957
ServiceNow, Inc.*	18,300	1,441,674
Tangoe, Inc.*	46,280	638,664

		160,210,622

Specialty Retail — 1.2%
American Eagle Outfitters, Inc.	60,900	1,040,172
AutoZone, Inc.*	13,000	8,868,080
Boot Barn Holdings, Inc.*	22,200	531,024
CarMax, Inc.*(a)	259,900	17,935,699
Chico’s FAS, Inc.	61,800	1,093,242
Dick’s Sporting Goods, Inc.	23,200	1,322,168
DSW, Inc. (Class A Stock)	27,500	1,014,200
Home Depot, Inc. (The)	215,600	24,494,316
Kingfisher PLC (United Kingdom)	1,948,626	10,994,242
L Brands, Inc.	120,500	11,361,945
Lowe’s Cos., Inc.	255,400	18,999,206
Monro Muffler Brake, Inc.(a)	17,700	1,151,385
Murphy USA, Inc.*	4,600	332,902
Ross Stores, Inc.	127,200	13,401,792
TJX Cos., Inc. (The)	205,500	14,395,275
Tractor Supply Co.	45,100	3,836,206
World Duty Free SpA (Italy)*	502,355	5,401,993

		136,173,847

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	1,120,900	139,473,587
Canon, Inc. (Japan)	143,150	5,064,833
EMC Corp.	352,400	9,007,344
Samsung Electronics Co. Ltd. (South Korea)	5,228	6,779,427
SanDisk Corp.	46,900	2,983,778
Seagate Technology PLC	282,700	14,708,881
Wacom Co. Ltd. (Japan)	405,300	1,952,388

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Western Digital Corp.	113,700	$10,347,837

		190,318,075

Textiles, Apparel & Luxury Goods — 0.7%
Cie Financiere Richemont SA (Switzerland)	143,551	11,534,451
Coach, Inc.	77,200	3,198,396
Culp, Inc.	51,600	1,380,300
Hanesbrands, Inc.	306,600	10,274,166
Kering (France)	58,744	11,467,892
Moncler SpA (Italy)	348,760	5,846,724
NIKE, Inc. (Class B Stock)	199,700	20,035,901
Quiksilver, Inc.*(a)	289,100	534,835
Samsonite International SA	1,972,500	6,856,865
Tumi Holdings, Inc.*(a)	52,100	1,274,366
Under Armour, Inc. (Class A Stock)*(a)	50,200	4,053,650
Wolverine World Wide, Inc.(a)	35,900	1,200,855

		77,658,401

Thrifts & Mortgage Finance
Beneficial Bancorp, Inc.*	47,700	538,533
Capitol Federal Financial, Inc.	137,400	1,717,500
Essa Bancorp, Inc.	50,900	652,538
First Defiance Financial Corp.	24,972	819,581
Nationstar Mortgage Holdings, Inc.*	21,800	539,986
Pennymac Financial Services, Inc. (Class A Stock)*	15,200	257,944

		4,526,082

Tobacco — 0.4%
Altria Group, Inc.	313,400	15,676,268
Philip Morris International, Inc.	449,800	33,883,434

		49,559,702

Trading Companies & Distributors — 0.2%
Mitsubishi Corp. (Japan)	461,500	9,273,304
Sumitomo Corp. (Japan)	764,700	8,160,085

		17,433,389

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	345,100	7,060,746
SBA Communications Corp. (Class A Stock)*	16,700	1,955,570
Softbank Corp. (Japan)	141,900	8,264,178
T-Mobile USA, Inc.*	445,800	14,127,402
Vodafone Group PLC (United Kingdom), ADR	444,204	14,516,587

		45,924,483

TOTAL COMMON STOCKS (cost $5,034,578,951)		6,051,001,668

PREFERRED STOCKS — 0.3%
Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)	97,848	25,949,431

Consumer Finance
Ally Financial, Inc., 1.750%	1,725	1,770,550

Metals & Mining
Arcelormittal SA (Luxembourg), Series MTUS, CVT, 6.000%	28,952	434,859
Gerdau SA (Brazil), (PRFC)	138,600	441,654

		Shares	Value
PREFERRED STOCKS (Continued)
Metals & Mining (cont’d.)
Vale SA (Brazil) (PRFC), ADR		22,500	$109,125

			985,638

Oil & Gas Exploration & Production
Southwestern Energy Co., 0.078%		4,200	211,638

Oil, Gas & Consumable Fuels
Penn Virginia Corp., 0.150%		5,187	315,836

Pharmaceuticals
Actavis PLC*		741	749,892

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., 0.131%*		25,438	2,630,289
American Tower Corp., 0.138%*		2,994	297,095
Crown Castle International Corp.		8,900	932,987

			3,860,371

Wireless Telecommunication Services
T-Mobile USA, Inc., 0.069%		3,076	180,438

TOTAL PREFERRED STOCKS (cost $28,946,851)			34,023,794

		Units
RIGHTS*
Diversified Telecommunication Services
Telefonica SA (Spain) (cost $0)		742,043	119,682

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.2%
Non-Residential Mortgage-Backed Securities — 2.2%
Ally Auto Receivables Trust,
Series 2012-A, Class D, 144A
3.150%	10/15/18	1,410	1,438,881
Ally Master Owner Trust,
Series 2014-1, Class A2
1.290%	01/15/19	3,165	3,173,074
American Express Credit Account Master Trust,
Series 2012-5, Class C, 144A
1.070%	05/15/18	700	701,098
Series 2013-1, Class A
0.595%(c)	02/16/21	2,440	2,445,656
AmeriCredit Automobile Receivables Trust,
Series 2012-5, Class C
1.690%	11/08/18	710	714,048
Series 2013-2, Class D
2.420%	05/08/19	5,835	5,864,490
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class A3, 144A
1.610%	10/13/20	1,610	1,614,170
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A
1.920%	09/20/19	3,860	3,859,595
Series 2013-2A, Class A, 144A
2.970%	02/20/20	2,150	2,220,640
Series 2014-1A, Class A, 144A
2.460%	07/20/20	6,350	6,428,251
Series 2A, Class A, 144A
2.500%	02/20/21	1,330	1,344,570

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	705	$711,557
Cabela’s Credit Card Master Note Trust,
Series 2012-1A, Class A1, 144A
1.630%	02/18/20	2,438	2,462,704
Series 2015-1A, Class A1
2.260%	03/15/23	3,385	3,422,526
Capital Auto Receivables Asset Trust,
Series 2013-1, Class B
1.290%	04/20/18	5,945	5,940,993
Series 2013-1, Class C
1.740%	10/22/18	240	240,887
Series 2013-3, Class A3
1.310%	12/20/17	3,005	3,017,441
Series 2013-4, Class A3
1.090%	03/20/18	5,895	5,895,301
Series 2014-1, Class C
2.840%	04/22/19	595	603,795
Series 2014-2, Class A4
1.620%	10/22/18	5,765	5,804,998
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Class A
1.390%	01/15/21	4,620	4,618,739
CarMax Auto Owner Trust,
Series 2012-1, Class A4
1.250%	06/15/17	1,565	1,570,603
Series 2012-3, Class D
2.290%	04/15/19	995	1,008,669
Series 2013-2, Class C
1.610%	03/15/19	1,225	1,224,264
Series 2013-3, Class A3
0.970%	04/16/18	2,240	2,244,885
Series 2013-3, Class A4
1.490%	01/15/19	5,800	5,839,539
Series 2014-1, Class B
1.690%	08/15/19	495	495,678
Series 2014-1, Class C
1.930%	11/15/19	705	705,467
CCG Receivables Trust,
Series 2014-1, Class A2, 144A
1.060%	11/15/21	2,415	2,415,804
Chase Issuance Trust,
Series 2013-A8, Class A8
1.010%	10/15/18	2,980	2,985,853
Series 2014-A5, Class A5
0.545%(c)	04/15/21	4,030	4,030,000
Series 2015-A2, Class A
1.590%	02/18/20	3,260	3,283,035
Citibank Credit Card Issuance Trust,
Series 2013-A2, Class A2
0.454%(c)	05/26/20	5,845	5,834,631
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2, 144A
4.474%	03/20/43	5,190	5,357,790
CNH Equipment Trust,
Series 2012-D, Class B
1.270%	05/15/20	2,075	2,078,779

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A, 144A
0.775%(c)	08/15/19	3,025	$3,030,593
DB Master Finance LLC,
Series 2015-1A, Class A2I, 144A
3.262%	02/20/45	2,890	2,917,946
Diamond Resorts Owner Trust,
Series 2013-2, Class A, 144A
2.270%	05/20/26	2,069	2,080,377
Series 2014-1, Class A, 144A
2.540%	05/20/27	5,798	5,826,576
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%	04/15/20	5,675	5,692,269
Domino’s Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	4,851	5,043,550
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, 144A
2.530%	02/25/27	2,342	2,336,907
Enterprise Fleet Financing LLC,
Series 2013-2, Class A2, 144A
1.060%	03/20/19	1,745	1,747,134
Series 2014-1, Class A2, 144A
0.870%	09/20/19	1,832	1,831,705
Series 2015-1, Class A2, 144A
1.300%	09/20/20	5,860	5,867,700
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18	689	687,457
Ford Credit Auto Lease Trust,
Series 2012-B, Class B, 144A
1.100%	12/15/15	148	148,059
Series 2012-B, Class C, 144A
1.500%	03/15/17	625	625,366
Ford Credit Auto Owner Trust,
Series 2013-B, Class C
1.320%	01/15/19	2,670	2,673,850
Series 2014-1, Class A, 144A
2.260%	11/15/25	7,075	7,206,149
Series 2015-1, Class A, 144A
2.120%	07/15/26	4,455	4,492,409
Ford Credit Floorplan Master Owner Trust,
Series 2013-1, Class C
1.370%	01/15/18	880	882,292
Series 2013-1, Class D
1.820%	01/15/18	380	381,791
GE Capital Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22	2,515	2,537,902
Series 2012-6, Class B
1.830%	08/17/20	4,900	4,933,487
GE Equipment Small Ticket LLC,
Series 2013-1A, Class A3, 144A
1.020%	02/24/17	3,800	3,808,539
GreatAmerica Leasing Receivables,
Series 2014-1, Class A3, 144A
0.890%	07/15/17	2,635	2,632,281

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Hilton Grand Vacations Trust,
Series 2014-AA, Class A, 144A
1.770%	11/25/26	3,143	$3,123,575
HOA Funding LLC,
Series 2014-1A, Class A2, 144A
4.846%	08/20/44	3,366	3,374,415
Honda Auto Receivables Owner Trust,
Series 2013-4, Class A4
1.040%	02/18/20	1,915	1,917,551
Huntington Auto Trust,
Series 2011-1A, Class B, 144A
1.840%	01/17/17	120	120,403
Series 2011-1A, Class C, 144A
2.530%	03/15/17	575	578,077
Series 2012-1, Class A4
1.180%	06/15/17	2,465	2,471,256
Invitation Homes Trust,
Series 2013-SFR1, Class A, 144A
1.400%(c)	12/17/30	4,359	4,344,437
Series 2014-SFR1, Class A, 144A
1.173%(c)	06/17/31	2,790	2,758,389
Kubota Credit Owner Trust,
Series 2014-1A, Class A4, 144A
1.670%	07/15/20	1,865	1,870,757
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Class A4
0.720%	12/17/18	1,915	1,915,283
Series 2013-B, Class A4
0.760%	07/15/19	2,910	2,910,707
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, 144A
1.590%	02/08/22	2,850	2,838,629
MVW Owner Trust,
Series 2013-1A, Class A, 144A
2.150%	04/22/30	494	496,361
Series 2014-1A, Class A, 144A
2.250%	10/20/24	880	881,855
Navistar Financial Dealer Note Master Trust,
Series 2013-2, Class A, 144A
0.851%(c)	09/25/18	2,940	2,942,320
Nissan Auto Lease Trust,
Series 2013-B, Class A3
0.750%	06/15/16	1,295	1,295,853
Nissan Auto Receivables Owner Trust,
Series 2013-B, Class A3
0.840%	11/15/17	1,958	1,962,156
Nordstrom Credit Card Master Note Trust II,
Series 2011-1A, Class A, 144A
2.280%	11/15/19	3,890	3,957,970
Sierra Receivables Funding Co. LLC,
Series 2014-1A, Class A, 144A
2.070%	03/20/30	2,438	2,452,273
Series 2014-2A, Class A, 144A
2.050%	06/20/31	2,450	2,464,166
Series 2015-1A, Class A, 144A
2.400%	03/22/32	3,565	3,564,265
SMART Trust (Australia),
Series 2012-2US, Class A4A, 144A
2.060%	03/14/18	5,785	5,822,655

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2012-4US, Class A4A
1.250%	08/14/18	995	$995,350
Series 2013-1US, Class A4A
1.050%	10/14/18	490	488,736
Series 2013-2US, Class A4A
1.180%	02/14/19	660	658,482
Series 2014-1US, Class A4A
1.680%	12/14/19	2,685	2,696,535
Series 2015-1US, Class A3A
1.500%	09/14/18	1,780	1,786,819
Synchrony Credit Card Master Note Trust,
Series 2013-1, Class B
1.690%	03/15/21	5,785	5,767,272
Series 2014-1, Class B
1.810%	11/15/20	2,880	2,893,882
Series 2014-1, Class C
1.910%	11/15/20	1,380	1,386,396
Wheels SPV LLC,
Series 2012-1, Class A3, 144A
1.530%	03/20/21	554	554,878
World Omni Auto Receivables Trust,
Series 2012-A, Class B
1.490%	05/15/19	2,415	2,427,655
World Omni Automobile Lease Securitization Trust,
Series 2014-A, Class B
1.650%	04/15/20	2,050	2,061,587

			244,763,695

Residential Mortgage-Backed Securities
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	12	11,946
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.776%(c)	01/25/34	451	421,337
GSAA Home Equity Trust,
Series 2005-8, Class A3
0.601%(c)	06/25/35	3,759	3,541,139
Series 2005-MTR1, Class A4
0.541%(c)	10/25/35	2,431	2,330,655
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%(c)	08/25/36	302	310,628

			6,615,705

TOTAL ASSET-BACKED SECURITIES (cost $250,230,130)			251,379,400

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class AM
5.843%(c)	07/10/44	9,118	9,406,619
Series 2006-5, Class AM
5.448%	09/10/47	8,830	9,269,875
Series 2007-4, Class A4
5.754%(c)	02/10/51	1,474	1,601,453
Series 2007-4, Class AM
5.821%(c)	02/10/51	3,315	3,601,804

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-5, Class A4
5.492%	02/10/51	5,363	$5,706,497
Series 2008-1, Class A4
6.213%(c)	02/10/51	4,780	5,259,052
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	6,630	7,138,753
Series 2014-GC25, Class A4
3.635%	10/10/47	3,250	3,466,743
Series 2015-GC27, Class AS
3.571%	02/10/48	2,245	2,320,581
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C3, Class AM
5.766%(c)	05/15/46	1,025	1,106,472
COMM Mortgage Trust,
Series 2006-C7, Class AM
5.772%(c)	06/10/46	1,285	1,348,331
Series 2014-CR15, Class C
4.767%(c)	02/10/47	2,070	2,257,565
Series 2014-CR20, Class A4
3.590%	11/10/47	1,860	1,978,720
Series 2014-CR21, Class A3
3.528%	12/10/47	15,365	16,272,348
Series 2014-TWC, Class A, 144A
1.022%(c)	02/13/32	1,950	1,946,496
Series 2014-UBS2, Class C
4.983%(c)	03/10/47	2,270	2,484,526
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46	4,331	4,555,025
Series 2012-CR3, Class A3
2.822%	10/15/45	950	973,910
Series 2014-UBS6, Class A5
3.644%	12/10/47	5,330	5,680,938
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	3,520	3,712,382
Series 2007-GG9, Class AMFX
5.475%	03/10/39	5,160	5,453,893
Credit Suisse Mortgage Trust,
2014-Ice, Class A, 144A
1.050%(c)	04/15/16	1,065	1,061,142
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-HQ1, Class M2
2.373%(c)	03/25/25	2,755	2,758,833
FREMF Mortgage Trust,
Series 2014-K41, Class B, 144A
3.830%	10/25/24	2,670	2,752,719
Series 2015-K43, Class B, 144A
3.863%	02/25/48	1,235	1,262,067
GMAC Commercial Mortgage Securities, Inc.,Trust,
Series 2006-C1, Class AM
5.290%(c)	11/10/45	2,225	2,276,667
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
5.787%(c)	07/10/38	1,701	1,763,494

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities,
Series 2014-GS20, Class B
4.529%(c)	04/10/47	1,770	$1,927,666
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	1,815	1,844,416
Series 2012-GCJ9, Class A3
2.773%	11/10/45	1,910	1,948,947
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB15, Class A4
5.814%(c)	06/12/43	1,223	1,269,992
Series 2007-C1, Class A4
5.716%	02/15/51	2,917	3,102,233
Series 2007-CB18, Class A4
5.440%	06/12/47	2,829	2,987,399
Series 2007-CB19, Class A4
5.698%(c)	02/12/49	6,920	7,452,074
Series 2007-CB20, Class A4
5.794%(c)	02/12/51	1,683	1,816,619
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	8,688	9,315,117
Series 2012-C8, Class A3
2.829%	10/15/45	2,455	2,516,174
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class AJ
5.480%(c)	05/15/45	545	569,572
Series 2007-CB19, Class AM
5.699%(c)	02/12/49	7,570	8,004,268
Series 2007-LD12, Class AM
6.011%(c)	02/15/51	7,100	7,715,939
Series 2013-LC11, Class A5
2.960%	04/15/46	2,530	2,599,461
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A5
3.639%	11/15/47	895	959,120
Series 2014-C25, Class A5
3.672%	11/15/47	3,490	3,735,012
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.822%(c)	06/15/38	2,315	2,411,909
Series 2007-C2, Class AM
5.493%(c)	02/15/40	2,845	3,008,713
Series 2007-C6, Class AM
6.114%(c)	07/15/40	2,710	2,933,667
Series 2008-C1, Class AM
6.147%(c)	04/15/41	1,490	1,645,620
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%(c)	08/12/43	1,310	1,381,843
Series 2007-C1, Class A4
5.837%(c)	06/12/50	2,580	2,775,760
Series 2008-C1, Class A4
5.690%	02/12/51	2,889	3,136,923
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class AJ
5.508%(c)	02/12/44	2,440	2,548,221

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45	1,703	$1,745,928
Series 2007-C34, Class A3
5.678%	05/15/46	3,430	3,688,231
Wells Fargo Commercial Mortgage Trust 2015-LC20,
Series 2015-LC20, Class A1
1.471%	04/15/50	1,995	1,995,596
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4
3.001%	05/15/45	3,150	3,245,650
Series 2014-C19, Class AS
4.271%	03/15/47	2,775	3,059,504
Series 2014-C19, Class B
4.723%(c)	03/15/47	680	755,259
Series 2014-C24, Class A5
3.609%	11/15/47	1,660	1,770,380

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $201,996,842)			201,284,118

CORPORATE OBLIGATIONS — 12.9%
Aerospace & Defense — 0.2%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20(a)	1,000	892,500
Airbus Group Finance BV (France),
Gtd. Notes, 144A
2.700%	04/17/23	3,240	3,254,152
Bombardier, Inc. (Canada),
Unsec’d. Notes, 144A
5.500%	09/15/18(a)	2,075	2,072,406
Ducommun, Inc.,
Gtd. Notes
9.750%	07/15/18	525	555,187
Esterline Technologies Corp.,
Gtd. Notes
7.000%	08/01/20	125	130,313
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.600%	03/01/35	1,150	1,149,411
3.800%	03/01/45(a)	2,860	2,842,989
Moog, Inc.,
Gtd. Notes, 144A
5.250%	12/01/22	350	360,500
Textron, Inc.,
Sr. Unsec’d. Notes
4.300%	03/01/24	6,885	7,370,585
TransDigm, Inc.,
Gtd. Notes
6.500%	07/15/24	425	427,125

			19,055,168

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Airlines — 0.3%
Air Canada (Canada),
Gtd. Notes, 144A
7.750%	04/15/21	525	$561,750
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19	875	896,875
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	2,600	2,704,406
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
5.625%	01/15/21	128	133,667
American Airlines 2013-2 Class A Pass-Through Trust,
Equipment Trust
4.950%	07/15/24(a)	5,962	6,528,516
American Airlines 2014-1 Class B Pass-Through Trust,
Equipment Trust
4.375%	04/01/24	530	548,550
American Airlines 2015-1 Class B Pass-Through Trust,
Equipment Trust
3.700%	11/01/24	1,050	1,053,150
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.500%	10/01/19(a)	850	872,313
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.000%	07/08/18	300	324,956
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	11/10/21	179	207,127
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	01/12/22(a)	220	235,739
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	04/11/25(a)	2,890	3,063,036
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	315	337,868
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	126	136,966
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28(a)	6,415	6,687,638
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	155	155,969
United Continental Holdings, Inc.,
Gtd. Notes
6.000%	12/01/20(a)	825	866,250
6.000%	07/15/26	2,100	2,100,000
6.000%	07/15/28	225	225,000
6.375%	06/01/18	625	661,719
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26(a)	2,020	2,161,051
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Airlines (cont’d.)
3.950%	05/15/27	2,112	$2,190,852
US Airways Group, Inc.,
Gtd. Notes
6.125%	06/01/18	1,575	1,657,688

			34,311,086

Auto Components — 0.1%
Allison Transmission, Inc.,
Gtd. Notes, 144A
7.125%	05/15/19	550	573,100
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	75	78,937
6.625%	10/15/22(a)	175	187,687
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/21	800	832,000
Delphi Corp.,
Gtd. Notes
5.000%	02/15/23	6,290	6,746,025
Gestamp Funding Luxembourg SA (Spain),
Sr. Sec’d. Notes, 144A
5.625%	05/31/20	575	593,687
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
6.500%	03/01/21	400	426,000
MPG Holdco I, Inc.,
Gtd. Notes, 144A
7.375%	10/15/22(a)	825	881,719
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.000%	11/15/18	351	371,183
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, PIK, 144A
6.250%	11/15/19	325	343,688
6.875%	08/15/18	550	574,063

			11,608,089

Automobile Manufacturers
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.000%	03/19/18	3,725	3,784,671

Automobiles — 0.2%
Affinia Group, Inc.,
Gtd. Notes
7.750%	05/01/21	125	129,375
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19	775	812,781
8.250%	06/15/21(a)	4,200	4,658,262
Geely Automobile Holdings Ltd. (China),
Gtd. Notes, 144A
5.250%	10/06/19	895	922,745
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	4,060	4,123,819
5.200%	04/01/45	2,005	2,176,099
6.250%	10/02/43	2,770	3,393,422

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Automobiles (cont’d.)
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
5.625%	02/01/23	1,175	$1,236,687
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21(a)	1,200	1,167,000

			18,620,190

Banks — 2.3%
Akbank TAS (Turkey),
Sr. Unsec’d. Notes
5.000%	10/24/22	200	200,900
Sr. Unsec’d. Notes, 144A
5.000%	10/24/22(a)	510	512,295
Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, RegS
5.375%	09/16/20	1,000	1,097,500
Banco de Credito del Peru/Panama (Peru),
Sub. Notes
6.125%(c)	04/24/27	900	978,660
Banco do Estado do Rio Grande do Sul SA (Brazil),
Sub. Notes, 144A
7.375%	02/02/22	1,170	1,098,337
Sub. Notes, RegS
7.375%	02/02/22	600	563,250
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22	1,550	1,582,508
Bank of America Corp.,
Sr. Unsec’d. Notes
5.650%	05/01/18	3,700	4,104,292
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18(a)	13,040	13,138,439
3.300%	01/11/23	5,270	5,338,716
Sub. Notes
6.110%	01/29/37	4,635	5,643,998
Sub. Notes, MTN
4.200%	08/26/24(a)	2,835	2,932,995
Bank of Georgia JSC (Georgia),
Sr. Unsec’d. Notes, 144A
7.750%	07/05/17	900	922,882
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.500%	02/20/19	2,500	2,550,850
Sub. Notes
5.140%	10/14/20	5,015	5,571,745
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.750%	11/08/19	4,027	4,066,674
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	04/10/24	5,305	5,497,306
Sub. Notes, 144A
5.350%(c)	11/12/29	220	218,856
Sub. Notes, RegS
6.500%	03/10/21	750	830,160
BPCE SA (France),
Sub. Notes, 144A
4.500%	03/15/25	4,575	4,641,164

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
5.150%	07/21/24		3,475	$3,713,013
Branch Banking & Trust Co.,
Sub. Notes
3.800%	10/30/26		7,445	7,838,982
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
2.500%	04/15/19		6,470	6,598,067
Credit Suisse AG (Switzerland),
Sub. Notes, 144A
6.500%	08/08/23	(a)	7,385	8,432,097
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, RegS
4.000%	01/14/23		875	903,305
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18		5,320	5,428,693
3.625%	01/22/23	(a)	3,885	4,018,539
5.750%	01/24/22		3,850	4,494,328
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24		7,990	8,362,110
7.500%	02/15/19	(a)	10,440	12,459,942
GTB Finance BV (Nigeria),
Gtd. Notes, 144A
7.500%	05/19/16		400	400,000
HSBC Holdings PLC (EN),
Jr. Sub. Notes
6.375%(c)	03/29/49		1,445	1,477,513
ICICI Bank Ltd. (India),
Jr. Sub. Notes, RegS
6.375%(c)	04/30/22		850	884,000
Sr. Unsec’d. Notes, RegS
4.800%	05/22/19		1,000	1,072,104
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.450%	03/16/20		2,645	2,677,446
Sub. Notes, MTN
4.125%(c)	11/21/23		1,660	1,717,851
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
3.125%	01/15/16		3,760	3,811,211
Itau Unibanco Holding SA (Brazil),
Sub. Notes, RegS
5.650%	03/19/22	(a)	2,610	2,623,833
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.500%	01/24/22		12,660	13,993,604
KFW (Germany),
Gov’t. Gtd. Notes, MTN
0.500%	04/19/16		3,971	3,974,812
Link Finance Cayman 2009 Ltd. (The) (Hong Kong),
Gtd. Notes, MTN
3.600%	09/03/24		2,395	2,452,001
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 144A
6.500%	09/14/20		10,135	11,907,277
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18		5,510	5,570,516
3.750%	02/25/23		21,620	22,643,469

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21	(a)	7,570	$8,781,700
Sub. Notes
5.000%	11/24/25		7,935	8,765,437
Nordea Bank AB (Sweden),
Sub. Notes, 144A
4.875%	05/13/21		6,845	7,505,549
Provident Funding Associates LP/PFG Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/21	(a)	2,250	2,143,125
Royal Bank of Scotland PLC (The) (United Kingdom),
Gtd. Notes
6.125%	01/11/21		6,815	8,132,421
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23		9,120	9,821,027
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes
6.125%	02/07/22		1,250	1,160,900
Sr. Unsec’d. Notes, 144A
6.125%	02/07/22		350	325,052
Sub. Notes, RegS
5.500%(c)	02/26/24		850	653,013
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
4.250%	07/03/19		545	539,877
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	04/20/21	(a)	1,300	1,392,625
Sr. Unsec’d. Notes, RegS
4.000%	09/13/17		1,000	1,013,120
Turkiye Halk Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
3.875%	02/05/20		400	381,000
4.750%	06/04/19		2,175	2,172,086
4.875%	07/19/17		685	703,153
Turkiye Is Bankasi (Turkey),
Sub. Notes, 144A
7.850%	12/10/23	(a)	350	384,832
Sub. Notes, RegS
6.000%	10/24/22		900	891,000
US Bank NA,
Sr. Unsec’d. Notes
2.125%	10/28/19	(a)	5,400	5,470,114
Yasar Holdings A/S (Turkey),
Gtd. Notes, 144A
8.875%	05/06/20		835	862,138

				260,044,409

Beverages
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey),
Sr. Unsec’d. Notes
3.375%	11/01/22		1,400	1,245,300
Constellation Brands, Inc.,
Gtd. Notes
6.000%	05/01/22		475	541,500
Cott Beverages, Inc. (Canada),
Gtd. Notes, 144A
6.750%	01/01/20		525	543,375

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Beverages (cont’d.)

			$2,330,175

Biotechnology — 0.1%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25(a)	4,705	4,961,578
4.500%	02/01/45(a)	3,225	3,561,745

			8,523,323

Broadcasting
Townsquare Media, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	04/01/23	550	554,125

Building Products
Ainsworth Lumber Co. Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	12/15/17	155	161,006
Builders Firstsource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21(a)	1,175	1,183,813
Grupo Cementos de Chihuahua SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
8.125%	02/08/20	560	602,560
Interline Brands, Inc.,
Sr. Unsec’d. Notes, PIK
10.000%	11/15/18	177	185,850
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23	375	384,375
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21	700	749,000
Owens Corning,
Gtd. Notes
9.000%	06/15/19	425	513,863
USG Corp.,
Gtd. Notes, 144A
5.875%	11/01/21	200	212,500

			3,992,967

Capital Markets
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.300%	06/28/19	730	882,068
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.875%	11/30/18	1,175	1,235,281
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
5.375%	11/15/22(a)	625	659,375

			2,776,724

Chemicals — 0.2%
Braskem Finance Ltd. (Brazil),
Gtd. Notes
6.450%	02/03/24(a)	5,820	5,616,300
Ciech Group Financing AB (Poland),
Sr. Sec’d. Notes, 144A
9.500%	11/30/19	EUR 425	505,648

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Chemicals (cont’d.)
Consolidated Energy Finance SA (Trinidad & Tobago),
Gtd. Notes, 144A
6.750%	10/15/19		1,170	$1,178,775
Elementia SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/25		335	332,990
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20		1,325	1,212,375
8.875%	02/01/18	(a)	1,200	1,059,000
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19		575	611,340
Ineos Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
6.125%	08/15/18	(a)	850	854,250
Kerling PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
10.625%	02/01/17		EUR 725	793,195
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23		4,180	4,427,749
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21	(a)	1,200	1,062,000
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22	(a)	1,175	1,227,875
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23	(a)	850	881,875

				19,763,372

Commercial Services & Supplies — 0.2%
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
6.500%	07/15/22		550	585,750
CAR, Inc. (China),
Gtd. Notes, 144A
6.125%	02/04/20		770	780,857
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21	(a)	675	686,772
5.250%	08/01/20		225	230,063
Europcar Groupe SA (France),
Sec’d. Notes, 144A
11.500%	05/15/17		EUR 675	816,301
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22		25	26,282
6.750%	10/01/20	(a)	650	685,750
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		325	330,687
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20		450	462,375
Iron Mountain Europe PLC (United Kingdom),
Gtd. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Commercial Services & Supplies (cont’d.)
6.125%	09/15/22	EUR 500	$781,155
Jaguar Holding Co. I,
Sr. Unsec’d. Notes, PIK, 144A
9.375%	10/15/17	500	511,250
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19	525	564,375
Laureate Education, Inc.,
Gtd. Notes, 144A
10.000%	09/01/19(a)	925	874,125
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.,
Gtd. Notes
5.750%	04/15/23	925	980,111
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	2,130	2,289,392
Red de Carreteras de Occidente SAPIB de CV (Mexico),
Sr. Sec’d. Notes, 144A
9.000%	06/10/28	MXN 4,240	265,973
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22	2,615	2,736,210
Royal Capital B.V. (Philippines),
Gtd. Notes
6.250%(c)	05/29/49	200	208,126
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18	250	247,500
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21	350	413,000
Tervita Corp. (Canada),
Gtd. Notes, 144A
10.875%	02/15/18	875	485,625
Sr. Sec’d. Notes, 144A
8.000%	11/15/18(a)	1,650	1,464,375
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23	875	926,406
Verisure Holding AB (Sweden),
Sr. Sec’d. Notes, 144A
8.750%	09/01/18	EUR 575	659,999

			18,012,459

Communications Equipment
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
6.750%	11/15/20	525	559,125
8.875%	01/01/20	525	572,250
ViaSat, Inc.,
Gtd. Notes
6.875%	06/15/20	550	579,563

			1,710,938

Construction & Engineering — 0.1%
Abengoa Finance SAU (Spain),
Gtd. Notes, 144A
8.875%	02/05/18	EUR 375	417,834

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Construction & Engineering (cont’d.)
CRCC Yupeng Ltd. (China),
Gtd. Notes
3.950%(c)	02/28/49	770	$787,787
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21	350	366,625
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
4.875%	07/15/23	4,343	4,862,935
MMC Energy, Inc.,
(g)(i)
8.875%	10/15/20	1,200	—
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A
7.125%	06/26/42	3,395	2,822,094
Gtd. Notes, RegS
7.125%	06/26/42	200	166,250

			9,423,525

Construction Materials — 0.1%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	1,425	1,617,375
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.003%(c)	10/15/18	350	365,575
5.273%(c)	09/30/15	375	376,837
China Shanshui Cement Group Ltd. (China),
Gtd. Notes
7.500%	03/10/20	325	323,375
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
5.150%	09/12/23(a)	2,420	2,742,325
6.000%	12/30/19(a)	1,572	1,815,022
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	4,475	4,691,648
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
10.500%	01/31/20	775	860,250
Votorantim Cimentos SA (Brazil),
Gtd. Notes, 144A
7.250%	04/05/41	2,260	2,214,899
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21	425	510,000
West China Cement Ltd. (Channel Islands),
Gtd. Notes
6.500%	09/11/19	400	393,550

			15,910,856

Consumer Finance — 0.2%
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20	360	421,650
8.000%	03/15/20	161	191,993
8.000%	11/01/31	300	375,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Consumer Finance (cont’d.)
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	2,490	$2,508,269
10.250%	07/15/19	400	511,425
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20	5,730	5,798,164
6.750%	06/01/18(a)	3,865	4,348,125
Hyundai Capital America (South Korea),
Sr. Unsec’d. Notes, 144A
2.550%	02/06/19	2,465	2,506,922
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/21	400	378,000
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	03/25/21	1,025	1,021,156
Onemain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19	1,125	1,161,563
Springleaf Finance Corp.,
Sr. Unsec’d. Notes
5.250%	12/15/19	1,575	1,557,281

			20,779,548

Containers & Packaging — 0.1%
AEP Industries, Inc.,
Sr. Unsec’d. Notes
8.250%	04/15/19	650	667,875
Ardagh Finance Holdings SA (Luxembourg),
Sr. Unsec’d. Notes, PIK, 144A
8.625%	06/15/19	470	489,401
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.250%	01/31/19	200	201,000
Sr. Unsec’d. Notes, 144A(g)
7.000%	11/15/20	693	693,513
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is (New Zealand),
Gtd. Notes, 144A
5.625%	12/15/16	525	526,969
6.000%	06/15/17	825	827,063
Coveris Hollding Corp.,
Gtd. Notes, 144A
10.000%	06/01/18	275	290,813
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21	325	338,000
Greif, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/19	25	28,156
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes
8.250%	02/15/21	1,250	1,337,500
9.875%	08/15/19	403	431,210
Sealed Air Corp.,
Gtd. Notes, 144A
5.250%	04/01/23	600	625,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Containers & Packaging (cont’d.)
SIG Combibloc Holdings SCA (Luxembourg),
Sr. Unsec’d. Notes, 144A
7.750%	02/15/23	EUR 1,175	$1,335,555
Tekni-Plex, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	06/01/19	266	285,950

			8,078,505

Distributors
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22(a)	275	283,250
Matalan Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.875%	06/01/19	GBP 800	1,192,886

			1,476,136

Diversified Consumer Services
President and Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	1,310	1,363,591

Diversified Financial Services — 0.3%
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.375%	10/08/24	2,250	2,342,185
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18	500	522,500
Debt and Asset Trading Corp. (Vietnam),
Gov’t. Gtd. Notes, RegS
1.000%	10/10/25	300	165,375
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20	1,050	1,109,850
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/21(a)	1,050	1,060,500
General Electric Capital Corp.,
Sub. Notes
5.300%	02/11/21(a)	6,115	7,063,608
Grain Spectrum Funding LLC,
Sec’d. Notes, 144A
4.000%	10/10/18	3,810	3,875,852
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19	900	916,875
6.000%	08/01/20	1,625	1,688,050
INVISTA Finance LLC,
Sr. Sec’d. Notes, 144A
4.250%	10/15/19	1,965	1,952,719
James Hardie International Finance Ltd. (Ireland),
Gtd. Notes, 144A
5.875%	02/15/23	625	643,750
Jefferies LoanCore LLC/JLC Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	06/01/20	1,200	1,113,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Sr. Unsec’d. Notes
7.375%	10/01/17	375	385,313

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
National Financial Partners Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21	400	$409,000
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21(a)	1,450	1,406,500
7.875%	10/01/20	125	128,125
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	10/26/20(a)	1,150	1,128,437
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	03/15/20	1,425	1,485,563
NRG Yield Operating LLC,
Gtd. Notes, 144A
5.375%	08/15/24	725	754,000
Opal Acquisition, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	12/15/21	850	864,875
Peninsula Gaming LLC/Peninsula Gaming Corp.,
Gtd. Notes, 144A
8.375%	02/15/18	350	368,375
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24	4,210	5,646,663
Voya Financial, Inc.,
Gtd. Notes
2.900%	02/15/18(a)	1,585	1,635,414
Walter Investment Management Corp.,
Gtd. Notes
7.875%	12/15/21(a)	1,550	1,387,250
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20	1,000	1,081,250

			39,135,029

Diversified Telecommunication Services — 0.5%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22	1,150	1,180,187
Altice Finco SA (Luxembourg),
Gtd. Notes, 144A
9.000%	06/15/23	EUR 685	854,538
Sr. Sec’d. Notes, 144A
8.125%	01/15/24	800	846,500
9.875%	12/15/20(a)	1,350	1,495,125
Sr. Sec’d. Notes, RegS
9.875%	12/15/20	400	443,000
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22	1,025	1,042,297
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20	2,850	2,992,500
6.450%	06/15/21	1,125	1,213,594
GCX Ltd. (India),
Sr. Sec’d. Notes
7.000%	08/01/19	200	198,951

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Telecommunication Services (cont’d.)
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21	610	$671,000
Sr. Sec’d. Notes
6.500%	06/15/19	675	732,375
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	1,400	1,321,250
6.625%	12/15/22	600	579,000
Level 3 Financing, Inc.,
Gtd. Notes
6.125%	01/15/21	175	183,531
7.000%	06/01/20(a)	525	560,437
Gtd. Notes, 144A
5.625%	02/01/23	325	333,937
PCCW Capital No 4 Ltd. (Hong Kong),
Gtd. Notes, RegS
5.750%	04/17/22	400	440,085
Sable International Finance Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
8.750%	02/01/20	925	994,375
Telecom Italia Capital SA (Italy),
Gtd. Notes
7.175%	06/18/19	1,385	1,594,481
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, MTN
6.375%	06/24/19	GBP 850	1,407,239
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	09/15/20	4,235	4,676,596
5.150%	09/15/23	8,300	9,515,817
6.400%	09/15/33	10,985	13,710,818
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
6.000%	10/15/24	450	472,500
7.000%	04/15/23	GBP 625	1,008,244
Sr. Sec’d. Notes, 144A
5.250%	01/15/26	425	433,500
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21	2,125	2,204,688
Sr. Sec’d. Notes, 144A
4.750%	07/15/20	900	902,250

			52,008,815

Electric Utilities — 0.4%
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	585	623,025
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20(a)	2,555	2,886,056
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.600%	01/27/20	1,150	1,282,232
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, RegS
6.750%	08/06/23	1,100	1,094,720

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Electric Utilities (cont’d.)
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	2,180	$2,232,518
4.250%	03/15/23	2,445	2,559,181
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	5,520	5,826,078
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.500%	10/15/18(a)	850	867,000
Infinis PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.000%	02/15/19	GBP 500	784,344
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.875%	06/21/23	1,245	1,440,983
Sr. Sec’d. Notes, RegS
6.875%	06/21/23	1,000	1,157,416
9.375%	01/28/20(a)	1,400	1,760,500
Majapahit Holding BV (Indonesia),
Gtd. Notes
7.750%	01/20/20	2,150	2,534,850
Origin Energy Finance Ltd. (Australia),
Gtd. Notes, 144A
3.500%	10/09/18	7,450	7,629,672
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
5.250%	10/24/42	2,000	1,935,600
Sr. Unsec’d. Notes, 144A
5.250%	10/24/42	200	193,560
5.500%	11/22/21	900	982,125
Sr. Unsec’d. Notes, RegS
5.500%	11/22/21	1,165	1,271,306
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22	6,160	6,420,808
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, RegS
6.000%	08/31/36	300	354,000

			43,835,974

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/22	1,985	1,989,649
Avnet, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/20	4,780	5,371,190
CDW LLC/CDW Finance Corp.,
Gtd. Notes
6.000%	08/15/22(a)	925	992,941
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
4.550%	10/30/24	5,430	5,471,409
Norcell Sweden Holding 2 AB (Sweden),
Sec’d. Notes, 144A
10.750%	09/29/19	EUR 380	450,558

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	865	$877,148

			15,152,895

Energy Equipment & Services — 0.2%
Exterran Holdings, Inc.,
Gtd. Notes
7.250%	12/01/18	400	404,000
Exterran Partners LP / EXLP Finance Corp.,
Gtd. Notes
6.000%	10/01/22	925	841,750
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	04/01/21	250	230,000
McDermott International, Inc.,
Sec’d. Notes, 144A
8.000%	05/01/21	525	406,875
Parker Drilling Co.,
Gtd. Notes
6.750%	07/15/22	950	752,875
7.500%	08/01/20	125	100,937
Seadrill Ltd. (Norway),
Sr. Unsec’d. Notes, 144A
6.125%	09/15/17	800	676,000
SESI LLC,
Gtd. Notes
6.375%	05/01/19	6,000	6,090,000
7.125%	12/15/21	1,924	1,943,240
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22	650	295,750
Weatherford International Ltd.,
Gtd. Notes
5.125%	09/15/20	270	262,915
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	2,025	1,871,912
4.550%	06/24/24(a)	5,905	5,719,069

			19,595,323

Food & Staples Retailing
BI-LO LLC/BI-LO Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	02/15/19(a)	1,025	1,032,687
Pantry, Inc. (The),
Gtd. Notes
8.375%	08/01/20	300	340,500
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21(a)	1,600	1,702,000
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
2.700%	11/18/19(a)	2,035	2,078,952

			5,154,139

Food Products — 0.2%
Barry Callebaut Services NV (Belgium),
Gtd. Notes, 144A
5.500%	06/15/23	4,075	4,333,763

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Food Products (cont’d.)
Bumble Bee Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		416	$436,800
Darling Ingredients, Inc.,
Gtd. Notes
5.375%	01/15/22	(a)	300	302,250
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23		1,025	1,030,125
ESAL GmbH (Brazil),
Gtd. Notes, 144A
6.250%	02/05/23		380	369,550
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.750%	10/28/20		325	343,687
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A
5.875%	07/15/24	(a)	800	810,000
JM Smucker Co/The,
Gtd. Notes, 144A
2.500%	03/15/20		2,750	2,786,905
Marfrig Holding Europe BV (Brazil),
Gtd. Notes
8.375%	05/09/18		600	567,000
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
7.750%	01/31/23		950	935,750
Mriya Agro Holding PLC (Ukraine),
Sr. Unsec’d. Notes, 144A(g)
9.450%	04/19/18		900	90,000
Sr. Unsec’d. Notes, RegS(g)(i)
9.450%	04/19/18		400	40,000
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	(a)	800	828,000
Gtd. Notes, 144A
6.000%	12/15/22		400	386,000
6.750%	12/01/21		625	631,250
Premier Foods Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	03/15/21		GBP 275	374,789
Shearer’s Foods LLC/Chip Finance Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/19		775	844,750
Tyson Foods, Inc.,
Gtd. Notes
3.950%	08/15/24	(a)	2,180	2,303,135
4.500%	06/15/22	(a)	1,240	1,368,094

				18,781,848

Foreign Government Bonds
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		260	267,150
Dominican Republic International Bond (DR),
Sr. Unsec’d. Notes
6.850%	01/27/45		2,120	2,226,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Foreign Government Bonds (cont’d.)
Ecuador Government International Bond (ED),
Sr. Unsec’d. Notes
10.500%	03/24/20		1,200	$1,203,000

				3,696,150

Gas Utilities
ENN Energy Holdings Ltd. (China),
Sr. Unsec’d. Notes, RegS
6.000%	05/13/21		1,000	1,120,416
Perusahaan Gas Negara Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.125%	05/16/24		505	536,512

				1,656,928

Health Care Equipment & Supplies — 0.2%
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22		925	820,937
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes
10.500%	11/01/18		350	378,875
Medtronic, Inc.,
Gtd. Notes, 144A
3.500%	03/15/25		10,230	10,694,350
4.625%	03/15/45		4,340	4,919,268
Universal Hospital Services, Inc.,
Sec’d. Notes
7.625%	08/15/20		1,500	1,312,500

				18,125,930

Health Care Providers & Services — 0.3%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.625%	02/15/23		450	457,875
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		1,380	1,398,386
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
7.750%	02/15/19		150	156,375
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17		1,100	1,139,187
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22		1,810	1,800,342
Unsec’d. Notes
2.600%	08/01/18		1,515	1,556,393
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	2,325	2,484,844
7.125%	07/15/20		750	795,000
8.000%	11/15/19	(a)	400	425,000
Sr. Sec’d. Notes
5.125%	08/01/21	(a)	1,175	1,210,250
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.875%	01/31/22		150	165,000
Fresenius Medical Care US Finance, Inc. (Germany),
Gtd. Notes
6.875%	07/15/17		25	27,437

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Health Care Providers & Services (cont’d.)
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		475	$513,570
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22		6,300	7,347,375
Holding Medi-Partenaires SAS (France),
Sr. Sec’d. Notes, 144A
7.000%	05/15/20		EUR 550	628,347
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24		4,335	4,530,907
4.950%	10/01/44	(a)	4,510	4,962,574
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19		600	624,000
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22		1,120	1,146,263
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
8.000%	01/15/20		1,225	1,314,578
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21	(a)	875	865,703
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20		525	556,500
Sr. Unsec’d. Notes
8.125%	04/01/22		775	854,438
Truven Health Analytics, Inc.,
Gtd. Notes
10.625%	06/01/20		225	236,250
Gtd. Notes, 144A
10.625%	06/01/20		350	367,500
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/20		675	708,750

				36,272,844

Hotels, Restaurants & Leisure — 0.1%
Aramark Services, Inc.,
Gtd. Notes
5.750%	03/15/20	(a)	800	836,000
Boyd Gaming Corp.,
Gtd. Notes
9.000%	07/01/20		125	134,844
9.125%	12/01/18		100	104,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.250%	03/15/21		1,075	1,109,937
Cirsa Funding Luxembourg SA (Spain),
Gtd. Notes, 144A
8.750%	05/15/18		EUR 825	910,363
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19		175	154,437

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19		1,025	$1,122,375
Great Canadian Gaming Corp. (Canada),
Gtd. Notes, 144A
6.625%	07/25/22		CAD 275	228,524
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/16		2,515	2,605,309
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21	(a)	575	614,172
6.750%	10/01/20		850	911,625
MU Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/01/17		205	210,361
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
5.250%	11/15/19		625	640,625
PF Chang’s China Bistro, Inc.,
Gtd. Notes, 144A
10.250%	06/30/20	(a)	525	543,375
Pinnacle Entertainment, Inc.,
Gtd. Notes
7.500%	04/15/21	(a)	1,550	1,635,250
Playa Resorts Holding BV (Netherlands),
Gtd. Notes, 144A
8.000%	08/15/20		450	459,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19		257	270,493
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	01/01/22	(a)	600	613,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		1,050	1,053,938
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21		600	616,500
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.150%	12/01/19		200	236,978

				15,012,106

Household Durables — 0.1%
Arcelik A/S (Turkey),
Sr. Unsec’d. Notes, RegS
5.000%	04/03/23		1,200	1,145,400
Controladora Mabe SA de CV (Mexico),
Gtd. Notes, 144A
7.875%	10/28/19		700	792,820
Gtd. Notes, RegS
7.875%	10/28/19		200	226,520
KB Home,
Gtd. Notes
8.000%	03/15/20		425	459,000
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.500%	03/15/23		1,050	1,068,375

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Household Durables (cont’d.)
Shea Homes LP / Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	04/01/23	(a)	475	$483,313
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22		825	850,781
8.500%	11/15/20		975	1,055,438

				6,081,647

Household Products — 0.1%
Brakes Capital (United Kingdom),
Sr. Sec’d. Notes, 144A
7.125%	12/15/18		GBP 275	414,085
HRG Group, Inc.,
Sr. Sec’d. Notes
7.875%	07/15/19		900	947,250
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
2.050%	12/01/17		3,920	3,941,438
Prestige Brands, Inc.,
Gtd. Notes
8.125%	02/01/20		200	214,500
Spectrum Brands, Inc.,
Gtd. Notes
6.375%	11/15/20		200	212,000
6.625%	11/15/22	(a)	800	856,000

				6,585,273

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The),
Sr. Unsec’d. Notes
5.500%	03/15/24		1,050	1,047,375
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	800	800,000
5.500%	02/01/24	(a)	525	529,594
Dynegy Finance I, Inc./Dynegy Finance II, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	11/01/19		850	879,750
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	(a)	1,920	1,952,390
6.250%	10/01/39	(a)	1,925	2,328,141
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22	(a)	2,525	2,594,437
6.250%	05/01/24		425	428,187
6.625%	03/15/23	(a)	1,625	1,681,875
NTPC Ltd. (India),
Sr. Unsec’d. Notes, MTN
4.375%	11/26/24		1,460	1,535,018
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes
6.150%	10/01/38		640	799,869
TerraForm Power Operating LLC,
Gtd. Notes, 144A
5.875%	02/01/23		1,075	1,115,313

				15,691,949

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Industrial Conglomerates
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
6.875%	03/25/44		285	$313,643
Alliance Global Group, Inc. (Philippines),
Gtd. Notes
6.500%	08/18/17		750	797,813
Alphabet Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK
7.750%	11/01/17		900	882,000
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	(a)	975	1,010,344

				3,003,800

Insurance — 0.6%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.625%	11/15/24		8,175	8,567,752
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.200%	03/11/25		6,255	6,310,038
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20		1,000	1,030,000
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24		3,245	3,363,121
5.875%	08/15/20	(a)	5,305	6,135,657
CNO Financial Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	10/01/20		425	448,375
Hub Holdings LLC / Hub Holdings Finance, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.125%	07/15/19		350	347,375
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21	(a)	975	999,375
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		5,800	6,289,358
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	03/06/20	(a)	3,425	3,444,372
3.500%	06/03/24		6,750	6,964,475
3.500%	03/10/25		2,500	2,566,380
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22		3,285	3,364,326
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/18		730	832,923
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21		810	905,911
5.625%	03/15/17		870	938,189
6.450%	11/15/19		1,734	2,026,895
Towergate Finance PLC (United Kingdom),
Gtd. Notes, 144A(g)
10.500%	02/15/19		GBP 575	17,059

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	(a)	5,775	$6,106,722
5.625%	09/15/20		240	274,717
USI, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21		1,525	1,563,125

				62,496,145

Internet & Catalog Retail — 0.3%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24	(a)	9,160	9,627,078
4.950%	12/05/44	(a)	4,610	5,029,381
Netflix, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21		2,675	2,728,500
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.650%	03/15/25	(a)	3,825	3,892,588
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19		8,345	8,402,380
4.375%	03/15/23		580	590,934

				30,270,861

Internet Software & Services — 0.1%
Alibaba Group Holding Ltd. (China),
Gtd. Notes, 144A
2.500%	11/28/19		2,900	2,900,998
Ancestry.Com Holdings LLC,
Sr. Unsec’d. Notes, PIK, 144A
9.625%	10/15/18		1,250	1,259,375
Ancestry.com, Inc.,
Gtd. Notes
11.000%	12/15/20		650	721,500
Cerved Group SpA (Italy),
Sr. Sec’d. Notes, 144A
6.375%	01/15/20		EUR 150	170,964
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	01/01/22	(a)	575	599,437
5.375%	04/01/23		850	882,300
5.750%	01/01/25		300	312,750
GCX Ltd. (India),
Sr. Sec’d. Notes, 144A
7.000%	08/01/19		830	825,647
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
2.875%	02/11/20		2,335	2,351,982

				10,024,953

IT Services — 0.1%
CoreLogic, Inc.,
Gtd. Notes
7.250%	06/01/21		675	718,875
First Data Corp.,
Gtd. Notes
12.625%	01/15/21	(a)	4,000	4,740,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
IT Services (cont’d.)
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	(a)	1,398	$1,488,870
Fiserv, Inc.,
Gtd. Notes
3.500%	10/01/22		730	752,199
iGATE Corp.,
Gtd. Notes
4.750%	04/15/19		1,800	1,811,250
Xerox Corp.,
Sr. Unsec’d. Notes
5.200%	06/01/15		390	392,725

				9,903,919

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.200%	10/01/22		740	730,325
3.875%	07/15/23		740	758,782
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20		3,865	4,463,661
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.150%	02/01/24	(a)	3,575	3,859,953

				9,812,721

Machinery — 0.1%
AGCO Corp.,
Sr. Unsec’d. Notes
5.875%	12/01/21		525	596,281
Apex Tool Group LLC,
Gtd. Notes, 144A
7.000%	02/01/21	(a)	1,000	940,000
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		575	592,250
Case New Holland Industrial, Inc.,
Gtd. Notes
7.875%	12/01/17		225	249,255
Ferreycorp SAA (Peru),
Gtd. Notes, 144A
4.875%	04/26/20	(a)	520	509,184
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	08/15/21	(a)	1,875	1,687,500
KraussMaffei Group GmbH (Germany),
8.750%	12/15/20		EUR 383	451,176
Manitowoc Co., Inc. (The),
Gtd. Notes
5.875%	10/15/22		475	510,625
Mcron Finance Sub LLC/Mcron Finance Corp.,
Sr. Sec’d. Notes, 144A
8.375%	05/15/19		288	307,440
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		625	646,875

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Machinery (cont’d.)
Terex Corp.,
Gtd. Notes
6.000%	05/15/21	(a)	875	$896,875
6.500%	04/01/20		450	468,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Sec’d. Notes
8.750%	02/01/19	(a)	2,300	2,426,500

				10,281,961

Media — 1.2%
21st Century Fox America, Inc.,
Gtd. Notes
4.750%	09/15/44	(a)	6,605	7,402,877
6.400%	12/15/35		1,960	2,578,586
Adria Bidco BV (Serbia),
Sr. Sec’d. Notes, 144A
7.875%	11/15/20		EUR 550	635,739
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		675	673,313
6.375%	04/01/20		500	517,500
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25	(a)	1,975	1,978,703
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22		1,700	1,692,554
Arqiva Broadcast Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.500%	03/31/20		GBP 2,150	3,523,534
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19		5,780	5,839,835
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/20		300	305,250
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		9,945	10,068,238
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.250%	03/15/21	(a)	75	76,781
5.250%	09/30/22		975	996,937
5.750%	09/01/23	(a)	425	444,125
6.625%	01/31/22	(a)	3,925	4,194,844
CCOH Safari LLC,
Gtd. Notes
5.500%	12/01/22	(a)	650	664,625
Central European Media Enterprises Ltd. (Czech Republic),
Sec’d. Notes
5.000%	11/15/15		1,325	1,327,484
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		825	823,969
6.375%	09/15/20	(a)	2,350	2,476,313
Cinemark USA, Inc.,
Gtd. Notes
7.375%	06/15/21		950	1,018,875

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	(a)	1,925	$2,026,063
6.500%	11/15/22		50	51,875
Comcast Corp.,
Gtd. Notes
3.125%	07/15/22		2,285	2,367,187
4.200%	08/15/34		2,745	2,973,752
6.950%	08/15/37	(a)	3,499	4,969,997
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21		600	666,000
DISH DBS Corp.,
Gtd. Notes
5.125%	05/01/20		1,100	1,108,250
5.875%	07/15/22		300	304,875
6.750%	06/01/21		425	452,625
DreamWorks Animation SKG, Inc.,
Gtd. Notes, 144A
6.875%	08/15/20		750	731,250
Gannett Co., Inc.,
Gtd. Notes
5.125%	10/15/19		450	471,375
6.375%	10/15/23		900	976,500
iHeartCommunications, Inc.,
Sr. Unsec’d. Notes
10.000%	01/15/18	(a)	1,050	892,500
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23		1,225	1,268,930
4.000%	03/15/22		2,345	2,456,561
4.200%	04/15/24		2,305	2,441,887
Lamar Media Corp.,
Gtd. Notes
5.875%	02/01/22		250	263,125
LGE HoldCo VI BV (Netherlands),
Sr. Sec’d. Notes, 144A
7.125%	05/15/24		EUR 750	914,375
LIN Television Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	11/15/22		650	663,000
MDC Partners, Inc.,
Gtd. Notes, 144A
6.750%	04/01/20		1,925	2,028,469
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
6.375%	04/01/23		450	472,500
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18		425	452,094
National CineMedia LLC,
Sr. Sec’d. Notes
6.000%	04/15/22		425	436,687
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	(a)	9,525	9,674,990
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20	(a)	850	864,875

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
Numericable-SFR SAS (France),
Sr. Sec’d. Notes, 144A
6.250%	05/15/24		2,050	$2,075,625
Omnicom Group, Inc.,
Gtd. Notes
3.650%	11/01/24	(a)	5,655	5,849,849
Outfront Media Capital LLC / Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22		350	366,625
5.625%	02/15/24		350	366,625
Polish Television Holding BV (Poland),
Sr. Sec’d. Notes, PIK, 144A
11.000%	01/15/21		EUR 950	1,218,119
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22	(a)	3,175	3,246,438
5.750%	06/15/23		50	50,500
Sinclair Television Group, Inc.,
Gtd. Notes
6.125%	10/01/22	(a)	550	576,235
Sirius XM Radio, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	08/15/22	(a)	4,855	5,122,025
Starz LLC/Starz Finance Corp.,
Gtd. Notes
5.000%	09/15/19		1,025	1,053,188
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
3.375%	05/02/19		7,610	7,884,942
Time, Inc.,
Gtd. Notes, 144A
5.750%	04/15/22	(a)	725	708,688
Townsquare Radio LLC/Townsquare Radio, Inc.,
Gtd. Notes, 144A
9.000%	04/01/19		450	479,637
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25		1,075	1,085,750
Unitymedia KabelBW GmbH (Germany),
Gtd. Notes, 144A
6.125%	01/15/25		850	898,875
Sec’d. Notes, 144A
9.500%	03/15/21		EUR 525	640,853
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		2,725	2,765,875
5.125%	02/15/25	(a)	825	842,531
6.750%	09/15/22		426	456,885
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		1,700	1,751,000
Gtd. Notes, 144A
6.875%	07/15/21		CAD 475	402,693
VTR Finance BV (Chile),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24	(a)	975	1,011,563
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes
10.250%	07/15/19		550	591,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
13.375%	10/15/19		1,050	$1,123,500
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22	(a)	725	686,938
Sr. Sec’d. Notes, 144A
6.000%	01/15/21	(a)	728	742,560
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22		1,810	1,883,587
4.750%	11/21/21		3,445	3,880,799
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25	(a)	525	549,938

				135,482,917

Metals & Mining — 0.3%
ABJA Investment Co. Pte Ltd. (India),
Gtd. Notes
5.950%	07/31/24		1,045	1,082,193
AK Steel Corp.,
Gtd. Notes
7.625%	10/01/21	(a)	1,125	911,250
8.375%	04/01/22		650	536,250
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	(a)	2,295	2,456,366
5.950%	02/01/37		565	593,090
6.150%	08/15/20		3,260	3,678,294
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18		400	407,000
7.875%	11/01/20	(a)	650	661,375
ALROSA Finance SA (Russia),
Gtd. Notes
7.750%	11/03/20		1,100	1,094,588
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
10.600%	06/01/19		450	550,406
Bluescope Steel Ltd./Bluescope Steel Finance USA LLC (Australia),
Gtd. Notes, 144A
7.125%	05/01/18		825	853,875
Cliffs Natural Resources, Inc.,
Sr. Unsec’d. Notes
5.950%	01/15/18		550	426,250
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22	(a)	1,500	1,357,500
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
5.625%	10/18/43		370	430,679
Sr. Unsec’d. Notes, RegS
4.250%	07/17/42		200	190,890
5.625%	09/21/35		200	231,834
Eldorado Gold Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.125%	12/15/20	(a)	850	826,625
First Quantum Minerals Ltd. (Canada),
Gtd. Notes
6.750%	02/15/20		250	233,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
Gtd. Notes, 144A
7.250%	10/15/19		725	$677,875
7.250%	05/15/22	(a)	1,800	1,660,500
Fresnillo PLC (Mexico),
Sr. Unsec’d. Notes
5.500%	11/13/23		400	418,000
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	11/01/20		825	855,937
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20		425	455,281
Nyrstar Netherlands Holdings BV (Netherlands),
8.500%	09/15/19		EUR 825	949,173
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Gtd. Notes
11.250%	10/15/18	(a)	521	528,815
Sr. Sec’d. Notes
9.000%	10/15/17		800	808,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.375%	02/01/20		575	589,375
7.375%	02/01/20		350	358,750
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	(a)	3,165	3,042,420
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes
8.250%	06/07/21		200	181,500
Sr. Unsec’d. Notes, 144A
6.000%	01/31/19		625	556,869
7.125%	05/31/23	(a)	1,250	1,034,375
8.250%	06/07/21		800	726,000

				29,365,085

Multiline Retail
Family Tree Escrow LLC,
Sr. Sec’d. Notes, 144A
5.250%	03/01/20	(a)	350	366,625
5.750%	03/01/23	(a)	3,175	3,341,687
JC Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19	(a)	1,500	1,470,000

				5,178,312

Multi-Utilities
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22		240	274,510

Oil & Gas Exploration/Production
Whiting Petroleum Corp.,
Gtd. Notes, 144A
6.250%	04/01/23		1,900	1,890,500

Oil & Gas Services
Sunoco LP / Sunoco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23		1,725	1,776,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil, Gas & Consumable Fuels — 1.8%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	(a)	490	$490,780
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		1,400	1,344,000
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20		1,175	1,128,000
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22	(a)	325	282,547
7.625%	10/01/19		875	822,500
California Resources Corp.,
Gtd. Notes, 144A
5.500%	09/15/21	(a)	113	100,254
CGG SA (France),
Gtd. Notes
6.500%	06/01/21	(a)	325	259,187
6.875%	01/15/22		1,600	1,272,000
Chesapeake Energy Corp.,
Gtd. Notes
5.375%	06/15/21		50	48,500
5.750%	03/15/23	(a)	1,000	975,000
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23		1,940	2,106,803
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24		975	1,036,498
Comstock Resources, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	03/15/20	(a)	1,425	1,378,687
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23		1,825	1,838,505
7.000%	01/15/21		350	366,625
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22	(a)	7,220	7,120,725
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23		3,645	3,281,152
Denbury Resources, Inc.,
Gtd. Notes
5.500%	05/01/22	(a)	925	830,187
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25		3,555	3,403,486
5.875%	05/28/45		610	567,575
7.375%	09/18/43		630	685,913
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
5.200%	02/01/22		2,110	2,298,951
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	(a)	2,990	3,022,600

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21		2,375	$2,499,376
8.125%	06/01/19		3,145	3,757,089
Foresight Energy LLC/Foresight Energy Finance Corp.,
Gtd. Notes, 144A
7.875%	08/15/21		275	274,313
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
8.146%	04/11/18		1,115	1,165,175
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
9.125%	07/02/18		1,390	1,509,262
Sr. Unsec’d. Notes, RegS
4.400%	04/30/23		750	648,750
5.750%	04/30/43		7,400	5,810,480
6.375%	04/09/21		200	199,400
7.000%	05/05/20		1,575	1,599,665
Lukoil International Finance BV (Russia),
Gtd. Notes
3.416%	04/24/18		450	414,337
6.356%	06/07/17		725	748,425
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23	(a)	1,800	1,782,000
Mega Advance Investments Ltd. (China),
Gtd. Notes, 144A
5.000%	05/12/21		400	439,000
Memorial Resource Development Corp.,
Gtd. Notes, 144A
5.875%	07/01/22		450	423,000
Murphy Oil Corp.,
Sr. Unsec’d. Notes
4.000%	06/01/22	(a)	1,505	1,438,097
Murray Energy Corp.,
Sec’d. Notes, 144A
8.625%	06/15/21		525	548,625
9.500%	12/05/20		525	588,000
Nabors Industries, Inc.,
Gtd. Notes
2.350%	09/15/16		515	513,518
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26		425	429,303
5.750%	01/30/22	(a)	6,370	6,640,725
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		6,065	6,423,714
6.000%	03/01/41		2,675	3,011,189
Noble Holding International Ltd.,
Gtd. Notes
5.950%	04/01/25		3,985	3,891,293
Pacific Rubiales Energy Corp. (Colombia),
Gtd. Notes, 144A
5.125%	03/28/23		100	58,250
5.375%	01/26/19		1,225	808,500
5.625%	01/19/25		1,250	735,250
Gtd. Notes, RegS
5.125%	03/28/23		425	247,563

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
5.375%	01/26/19		970	$640,200
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22		1,400	1,414,000
PDC Energy, Inc.,
Gtd. Notes
7.750%	10/15/22	(a)	1,650	1,732,500
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18	(a)	1,250	987,500
Penn Virginia Corp.,
Gtd. Notes
7.250%	04/15/19	(a)	775	701,375
8.500%	05/01/20	(a)	800	752,000
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.000%	05/03/42		600	607,800
6.450%	05/30/44		1,645	1,768,375
Sr. Unsec’d. Notes, RegS
4.300%	05/20/23		1,160	1,162,900
5.625%	05/20/43		3,750	3,642,187
6.450%	05/30/44		2,000	2,150,000
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.000%	01/15/19		480	414,394
4.375%	05/20/23		1,530	1,308,303
4.875%	03/17/20		825	740,850
5.375%	01/27/21		4,875	4,422,356
5.625%	05/20/43		1,413	1,144,389
5.750%	01/20/20		3,945	3,659,303
6.750%	01/27/41		520	460,387
6.875%	01/20/40		200	181,712
7.250%	03/17/44		145	136,152
7.875%	03/15/19	(a)	1,000	1,017,960
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17		8,500	3,548,750
5.375%	04/12/27		2,980	916,201
6.000%	11/15/26		1,500	467,250
9.000%	11/17/21		4,795	1,778,945
Gtd. Notes, RegS
8.500%	11/02/17		7,625	5,032,500
9.750%	05/17/35		600	228,300
Sr. Unsec’d. Notes
5.000%	10/28/15		2,685	2,523,369
5.125%	10/28/16		12,894	7,632,036
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/18/18	(a)	3,160	3,286,400
4.875%	01/24/22		6,260	6,643,425
5.500%	06/27/44		6,050	6,102,937
6.500%	06/02/41		8,742	9,900,315
6.625%	06/15/35		575	658,375
7.190%	09/12/24		MXN 3,700	238,929
Gtd. Notes, 144A
3.500%	07/23/20		2,120	2,167,700
5.500%	06/27/44		2,750	2,774,063
5.625%	01/23/46		600	609,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19		440	$521,950
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
7.500%	01/15/20		150	178,129
Precision Drilling Corp. (Canada),
Gtd. Notes
6.500%	12/15/21		100	92,750
6.625%	11/15/20		900	848,250
PVR Partners LP/Penn Virginia Resource Finance Corp. II,
Gtd. Notes
6.500%	05/15/21		275	289,437
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22	(a)	400	398,000
5.000%	03/15/23	(a)	850	845,750
Reliance Holding USA, Inc. (India),
Gtd. Notes, 144A
5.400%	02/14/22		880	967,074
Reliance Intermediate Holdings LP (Canada),
Sr. Sec’d. Notes, 144A
6.500%	04/01/23		1,450	1,482,625
Rosetta Resources, Inc.,
Gtd. Notes
5.875%	06/01/24	(a)	2,125	1,976,250
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22		730	701,631
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21	(a)	575	578,772
5.625%	04/15/23	(a)	1,325	1,321,688
5.750%	05/15/24	(a)	525	527,625
6.250%	03/15/22		425	439,344
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.250%	05/15/20	(a)	1,300	1,326,000
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	(a)	1,125	1,059,188
6.500%	01/01/23		500	510,000
6.625%	02/15/19		625	632,813
Southwestern Energy Co.,
Sr. Unsec’d. Notes
4.050%	01/23/20		4,180	4,319,424
4.950%	01/23/25	(a)	1,445	1,469,685
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	(a)	1,427	1,342,921
Talent Yield Investments Ltd. (China),
Gtd. Notes, 144A
4.500%	04/25/22		500	531,600
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
5.000%	01/15/18		625	643,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		1,900	1,828,750
5.250%	05/01/23		1,100	1,105,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	(a)	4,395	$4,467,557
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21		123	122,078
Williams Partners LP,
Sr. Unsec’d. Notes
6.300%	04/15/40		680	748,200
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	(a)	300	263,850
6.000%	01/15/22	(a)	1,725	1,604,250
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.875%	12/19/18	(a)	900	923,355
Sr. Unsec’d. Notes, RegS
8.875%	12/19/18		600	615,570

				199,501,678

Paper & Forest Products — 0.1%
Cascades, Inc. (Canada),
Gtd. Notes
7.875%	01/15/20	(a)	775	803,578
Sr. Unsec’d. Notes, 144A
5.500%	07/15/22		325	329,875
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22		4,295	4,748,170
Mercer International, Inc.,
Gtd. Notes
7.000%	12/01/19	(a)	925	957,375
7.750%	12/01/22		400	424,000
PH Glatfelter Co.,
Gtd. Notes
5.375%	10/15/20		800	818,000

				8,080,998

Personal Products
Avon Products, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/20	(a)	1,335	1,213,515
5.750%	03/15/23		450	395,100

				1,608,615

Pharmaceuticals — 0.2%
Actavis Funding SCS,
Gtd. Notes
3.000%	03/12/20	(a)	3,015	3,084,601
3.800%	03/15/25		1,095	1,130,073
4.550%	03/15/35		2,165	2,256,618
DPx Holdings B.V.,
Sr. Unsec’d. Notes, 144A
7.500%	02/01/22		675	702,000
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	02/01/25		1,500	1,545,000
Par Pharmaceutical Cos., Inc.,
Gtd. Notes
7.375%	10/15/20		275	290,125

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pharmaceuticals (cont’d.)
Perrigo Co. PLC,
Sr. Unsec’d. Notes
2.300%	11/08/18		5,075	$5,121,934
PRA Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	10/01/23		150	166,500
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23		1,075	1,101,875
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20		2,150	2,233,313
VRX Escrow Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/20		925	933,094
5.875%	05/15/23		800	820,000
Vrx Escrow Corp.,
Sr. Unsec’d. Notes, 144A
6.125%	04/15/25		950	983,250

				20,368,383

Professional Services
CONSOL Energy, Inc.,
Gtd. Notes, 144A
8.000%	04/01/23		100	98,000

Real Estate Investment Trusts (REITs) — 0.2%
Bestgain Real Estate Ltd. (China),
Gtd. Notes, RegS
2.625%	03/13/18		1,000	984,376
BR Malls International Finance Ltd. (Brazil),
Gtd. Notes, 144A
8.500%	01/29/49		560	562,570
Corrections Corp. of America,
Gtd. Notes
4.625%	05/01/23		275	275,000
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22	(a)	800	831,000
5.250%	01/15/23	(a)	1,675	1,758,750
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21		625	645,313
iStar Financial, Inc.,
Sr. Unsec’d. Notes
5.000%	07/01/19	(a)	875	875,000
7.125%	02/15/18		450	479,250
Jafz Sukuk Ltd. (United Arab Emirates),
Gtd. Notes
7.000%	06/19/19		620	706,800
Longfor Properties Co. Ltd. (China),
Gtd. Notes
6.750%	01/29/23		500	491,762
Gtd. Notes, MTN
6.875%	10/18/19		400	412,000
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
6.375%	02/15/22		250	270,675
6.875%	05/01/21		325	349,781

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24		650	$692,250
Potlatch Corp.,
Gtd. Notes
7.500%	11/01/19		125	142,500
Rayonier AM Products, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24		1,050	900,375
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, MTN
3.625%	01/16/23		3,900	4,036,886
4.500%	02/14/22		3,120	3,385,478

				17,799,766

Real Estate Management & Development — 0.1%
Alpha Star Holding Ltd. (United Arab Emirates),
Gtd. Notes
4.970%	04/09/19		1,075	951,375
BR Properties SA (Brazil),
Gtd. Notes, 144A
9.000%	10/29/49		1,100	1,086,250
CBRE Services, Inc.,
Gtd. Notes
5.000%	03/15/23		2,800	2,926,000
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
12.250%	04/15/18		980	1,052,324
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18		549	690,367
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
8.250%	12/01/22		425	445,187
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
6.875%	10/01/21		1,425	1,492,687
IFC Development Corporate Treasury Ltd. (Hong Kong),
Gtd. Notes
2.375%	05/21/19		5,052	5,017,515
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	12/01/21	(a)	550	558,250
Shimao Property Holdings Ltd. (Hong Kong),
Gtd. Notes
6.625%	01/14/20		800	800,000
8.125%	01/22/21		290	301,600

				15,321,555

Retail
99 Cents Only Stores,
Gtd. Notes
11.000%	12/15/19		75	78,750

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.550%	09/01/44	(a)	5,455	5,977,676
5.050%	03/01/41		585	681,579
5.150%	09/01/43	(a)	4,745	5,534,881

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Road & Rail (cont’d.)
5.400%	06/01/41		965	$1,160,102
GATX Corp.,
Sr. Unsec’d. Notes
2.500%	03/15/19		3,175	3,180,197
2.500%	07/30/19		2,215	2,232,080
3.500%	07/15/16		3,550	3,647,976
4.850%	06/01/21		635	706,178
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/41	(a)	1,385	1,613,846

				24,734,515

Semiconductors & Semiconductor Equipment
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	02/15/21		400	423,000
5.750%	03/15/23	(a)	575	610,937

				1,033,937

Software
Activision Blizzard, Inc.,
Gtd. Notes, 144A
6.125%	09/15/23		775	844,750
Avaya, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	(a)	1,350	1,339,875
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	(a)	775	709,125
BMC Software, Inc.,
Sr. Unsec’d. Notes
7.250%	06/01/18		250	241,250
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19		425	444,125
Infor US, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/22		875	896,875
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24		525	542,719

				5,018,719

Specialty Retail — 0.2%
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19	(a)	450	477,000
DBP Holding Corp.,
Gtd. Notes, 144A
7.750%	10/15/20		825	738,375
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
5.000%	06/01/22		425	426,063
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19	(a)	975	850,687
Jo-Ann Stores, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19		875	877,187

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Specialty Retail (cont’d.)
Men’s Wearhouse, Inc. (The),
Gtd. Notes, 144A
7.000%	07/01/22	(a)	1,125	$1,184,063
Michaels Stores, Inc.,
Gtd. Notes, 144A
5.875%	12/15/20	(a)	1,075	1,104,563
New Academy Finance Co. LLC/New Academy Finance Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.000%	06/15/18	(a)	575	575,000
New Look Bondco I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	05/14/18		800	834,000
O’Reilly Automotive, Inc.,
Gtd. Notes
3.800%	09/01/22		1,995	2,084,091
4.625%	09/15/21		690	762,586
4.875%	01/14/21		1,870	2,085,994
Outerwall, Inc.,
Gtd. Notes
6.000%	03/15/19	(a)	2,675	2,594,750
Gtd. Notes, 144A
5.875%	06/15/21		425	383,563
PC Nextco Holdings LLC/PC Nextco Finance, Inc.,
Sr. Unsec’d. Notes
8.750%	08/15/19		800	814,000
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22	(a)	1,800	1,890,000
Sonic Automotive, Inc.,
Gtd. Notes
5.000%	05/15/23	(a)	1,275	1,262,250
7.000%	07/15/22		250	272,500

				19,216,672

Technology Hardware, Storage & Peripherals
Dell, Inc.,
Sr. Unsec’d. Notes
4.625%	04/01/21		175	175,875
NCR Corp.,
Gtd. Notes
4.625%	02/15/21	(a)	2,550	2,553,187
Project Homestake Merger Corp.,
Gtd. Notes, 144A
8.875%	03/01/23		350	350,875

				3,079,937

Textiles, Apparel & Luxury Goods
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22	(a)	450	491,625
Quiksilver, Inc./QS Wholesale, Inc.,
Gtd. Notes
10.000%	08/01/20	(a)	800	566,000
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21	(a)	825	814,688
William Carter Co. (The),
Gtd. Notes
5.250%	08/15/21		1,322	1,368,270

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Wolverine World Wide, Inc.,
Gtd. Notes
6.125%	10/15/20		475	$507,063

				3,747,646

Thrifts & Mortgage Finance
Ocwen Financial Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/19	(a)	1,025	886,625

Tobacco — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.625%	01/14/20		4,450	4,521,374
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	02/11/23	(a)	2,540	2,579,146
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		1,745	1,736,367

				8,836,887

Trading Companies & Distributors
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.500%	02/15/22		600	638,250
HD Supply, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	12/15/21		900	927,000
Loxam SAS (France),
Sr. Sub. Notes, 144A
7.000%	07/23/22		EUR 500	545,015

				2,110,265

Transportation Infrastructure — 0.1%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
6.850%	07/02/37		890	1,004,223
HPHT Finance 15 Ltd. (Ivory Coast),
Gtd. Notes, 144A
2.250%	03/17/18		2,185	2,192,551
2.875%	03/17/20		2,271	2,294,180
Mersin Uluslararasi Liman Isletmeciligi A/S (Turkey),
Sr. Unsec’d. Notes, RegS
5.875%	08/12/20		1,085	1,144,675

				6,635,629

Wireless Telecommunication Services — 0.4%
B Communications Ltd. (Israel),
Sr. Sec’d. Notes, 144A
7.375%	02/15/21		2,025	2,169,787
Banglalink Digital Communications Ltd. (Bangladesh),
Sr. Unsec’d. Notes, 144A
8.625%	05/06/19		480	492,000
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.125%	03/11/23		600	648,464
5.350%	05/20/24		200	220,250
Gtd. Notes, RegS
5.125%	03/11/23		300	324,232

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Wireless Telecommunication Services (cont’d.)
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
6.113%	01/15/40	(a)	3,409	$3,888,919
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes
8.250%	09/30/20		1,000	1,001,500
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		625	571,875
8.250%	09/30/20		200	200,300
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21		200	190,000
EarthLink Holdings Corp.,
Sr. Sec’d. Notes
7.375%	06/01/20		300	307,500
GTP Acquisition Partners I LLC,
Asset Backed, 144A
2.364%	05/15/18		5,150	5,135,796
4.347%	06/15/16		500	509,119
Matterhorn Financing & CY SCA (Luxembourg),
Sr. Sec’d. Notes, PIK, 144A
9.000%	04/15/19		EUR 925	1,014,992
Matterhorn Mobile SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.750%	05/15/19		CHF 350	376,544
Millicom International Cellular SA (Luxembourg),
Sr. Unsec’d. Notes
6.625%	10/15/21		900	950,625
Sr. Unsec’d. Notes, 144A
6.625%	10/15/21		550	580,937
NII International Telecom SCA,
Gtd. Notes, 144A
11.375%	08/15/19		1,100	1,045,000
Play Topco SA (Poland),
Sr. Unsec’d. Notes, PIK, 144A
7.750%	02/28/20		EUR 475	527,979
SBA Tower Trust,
MORTGAGE, 144A
2.933%	12/15/17		685	693,151
3.869%	10/15/49		4,755	4,949,161
Sr. Sec’d. Notes, 144A
2.898%	10/15/44		2,670	2,702,451
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23		1,665	1,742,754
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
11.500%	11/15/21		300	362,250
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	(a)	4,775	4,655,625
TBG Global Pte Ltd. (Indonesia),
Gtd. Notes
4.625%	04/03/18		800	824,000
Telstra Corp. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
3.125%	04/07/25		3,650	3,677,631

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Wireless Telecommunication Services (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23		2,000	$2,049,380
6.250%	04/01/21	(a)	2,025	2,106,000
6.375%	03/01/25	(a)	400	412,760
6.500%	01/15/24		225	235,125
6.633%	04/28/21		1,075	1,126,063
UPC Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.750%	03/15/23		CHF 825	931,712
6.750%	03/15/23		EUR 200	235,425
UPCB Finance VI Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22		350	373,625
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, 144A
7.748%	02/02/21		925	909,923
Sr. Unsec’d. Notes, RegS
7.748%	02/02/21		300	295,110
VimpelCom Holdings BV (Russia),
Gtd. Notes, 144A
5.200%	02/13/19		290	265,350
7.504%	03/01/22		225	213,469

				48,916,784

TOTAL CORPORATE OBLIGATIONS (cost $1,443,521,350)				1,455,744,502

FOREIGN GOVERNMENT BONDS — 2.7%
Argentina Bonar Bonds (Argentina),
Bonds
7.000%	10/03/15		3,970	3,860,825
7.000%	04/17/17		5,560	5,280,455
8.750%	05/07/24		7,941	8,064,406
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes
5.750%	09/26/23		1,075	1,107,465
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/21		BRL 24,000	6,615,745
15.051%	08/15/24		BRL 7,445	5,873,700
15.051%	08/15/50		BRL 700	530,788
Sr. Notes
10.000%	01/01/17		BRL 41,746	12,403,512
Brazil Notas do Tesouro Nacional Series B (Brazil),
Notes
14.371%	05/15/17		BRL 4,760	3,860,798
Financing of Infrastructural Projects State Enterprise (Ukraine),
Gov’t. Gtd. Notes, RegS
9.000%	12/07/17		3,300	1,277,107
Hazine Mustesarligi Varlik Kiralama A/S (Turkey),
Sr. Unsec’d. Notes, 144A
4.489%	11/25/24		815	823,150
Hellenic Republic Government Bond (Greece),
Bonds
3.000%	02/24/27		EUR 3,688	1,992,746
Sr. Unsec’d. Notes
3.375%	07/17/17		EUR 150	112,638
4.750%	04/17/19		EUR 970	689,394

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
6.125%	05/15/28		IDR67,742,000	$4,551,537
7.000%	05/15/27		IDR53,084,000	3,881,323
Mexican Bonos (Mexico),
Bonds
5.000%	12/11/19		MXN 16,000	1,036,379
7.500%	06/03/27		MXN 6,500	472,913
7.750%	11/13/42		MXN 136,800	10,397,230
10.000%	11/20/36		MXN 14,938	1,383,086
Mexican Udibonos (Mexico),
Bonds, TIPS
4.000%	11/15/40		MXN 2,000	760,590
Perusahaan Penerbit SBSN Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
3.300%	11/21/22		850	835,125
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24		1,680	1,781,373
Unsec’d. Notes
1.300%	04/03/17	(a)	2,125	2,145,113
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18		3,155	3,160,348
2.500%	09/10/21	(a)	7,495	7,737,201
Republic of Argentine (Argentina),
Sr. Unsec’d. Notes
2.260%(c)	12/31/38		EUR 1,635	914,174
8.280%	12/31/33	(a)	939	939,835
8.750%	06/02/17		1,180	1,150,500
Republic of Barbados (Barbados),
Sr. Unsec’d. Notes, RegS
6.625%	12/05/35		200	164,800
Republic of Bermuda (Bermuda),
Sr. Unsec’d. Notes
4.138%	01/03/23		2,410	2,391,925
4.854%	02/06/24		5,585	5,871,231
5.603%	07/20/20		1,095	1,209,975
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25		1,300	1,274,000
5.000%	01/27/45		2,245	2,076,625
5.625%	01/07/41		4,970	5,056,975
Republic of Colombia (Colombia),
Bonds
10.000%	07/24/24		COP 2,500,000	1,154,919
Sr. Unsec’d. Notes
2.625%	03/15/23	(a)	2,885	2,711,900
4.375%	07/12/21		200	212,000
5.625%	02/26/44		500	558,750
6.125%	01/18/41	(a)	2,565	3,039,525
Republic of Congo (Congo),
Sr. Unsec’d. Notes, RegS
3.500%(c)	06/30/29		153	133,831
Republic of Costa Rica (Costa Rica),
Sr. Unsec’d. Notes
5.625%	04/30/43		340	295,375
Republic of Dominican Republic (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		1,360	1,404,200

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
6.600%	01/28/24		140	$152,250
6.850%	01/27/45	(a)	845	887,250
Sr. Unsec’d. Notes, Reg S
9.040%	01/23/18		49	52,996
Republic of El Salvador (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25		950	929,813
Unsec’d. Notes
6.375%	01/18/27		2,575	2,575,000
Republic of Gabonese (Gabon),
Bonds, RegS
6.375%	12/12/24		400	375,000
Republic of Ghana (Ghana),
Unsec’d. Notes
8.125%	01/18/26		1,105	1,049,010
Republic of Grenada (Grenada),
Sr. Unsec’d. Notes, RegS(g)(i)
6.000%	09/15/25		284	73,840
Republic of Hungry (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		710	796,087
7.625%	03/29/41		2,400	3,470,395
Republic of Iceland (Iceland),
Unsec’d. Notes
4.875%	06/16/16		850	884,433
5.875%	05/11/22		735	848,818
Unsec’d. Notes, RegS
4.875%	06/16/16		1,000	1,040,510
5.875%	05/11/22		2,250	2,598,421
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
3.375%	04/15/23		3,100	3,038,000
3.750%	04/25/22		4,300	4,375,250
4.875%	05/05/21		2,710	2,950,513
5.125%	01/15/45		600	630,000
5.250%	01/17/42		1,000	1,048,750
Sr. Unsec’d. Notes, RegS
3.750%	04/25/22		760	773,300
4.625%	04/15/43		3,300	3,221,625
4.875%	05/05/21		1,868	2,033,785
7.750%	01/17/38		980	1,337,700
Republic of Iraq (Iraq),
Unsec’d. Notes, RegS
5.800%	01/15/28		1,590	1,327,650
Republic of Ivory Coast (Ivory Coast),
Bonds
6.375%	03/03/28		235	235,587
Sr. Unsec’d. Notes
5.375%	07/23/24		450	425,250
Sr. Unsec’d. Notes, RegS
5.750%(c)	12/31/32		2,250	2,137,680
Republic of Jamaica (Jamaica),
Sr. Unsec’d. Notes
7.625%	07/09/25		2,055	2,278,481
8.000%	06/24/19		595	655,690
8.500%	11/16/21		189	196,988
Unsec’d. Notes
10.625%	06/20/17		1,100	1,265,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Mexico (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46		1,000	$1,022,500
5.750%	10/12/2110		376	409,840
6.050%	01/11/40		1,176	1,452,360
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		3,806	3,996,300
Republic of Mongolia (Mongolia),
Sr. Unsec’d. Notes
4.125%	01/05/18		215	195,650
Sr. Unsec’d. Notes, RegS
4.125%	01/05/18	(a)	2,275	2,070,250
5.125%	12/05/22		600	504,000
Republic of Morocco (Morocco),
Sr. Unsec’d. Notes
4.250%	12/11/22		5,500	5,692,500
Republic of Namibia (Namibia),
Sr. Unsec’d. Notes
5.500%	11/03/21		1,350	1,464,750
Republic of Pakistan (Pakistan),
Sr. Unsec’d. Notes
7.250%	04/15/19		200	205,579
Unsec’d. Notes
6.750%	12/03/19		2,600	2,635,750
Republic of Paraguay (Paraguay),
Notes
6.100%	08/11/44		600	658,500
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
6.250%	01/14/36		PHP 16,000	412,528
6.375%	10/23/34		875	1,228,281
Republic of Romania (Romania),
Sr. Unsec’d. Notes, RegS
4.375%	08/22/23		1,000	1,070,000
Sr. Unsec’d. Notes, 1
4.375%	08/22/23		996	1,065,720
Republic of Serbia (Serbia),
Bonds, RegS
4.875%	02/25/20		5,365	5,505,295
Sr. Unsec’d. Notes
5.250%	11/21/17		270	279,950
Sr. Unsec’d. Notes, RegS
5.250%	11/21/17		1,175	1,218,299
6.750%(c)	11/01/24		529	537,263
7.250%	09/28/21		4,460	5,139,704
Unsec’d. Notes
5.875%	12/03/18		640	678,400
Unsec’d. Notes, RegS
5.875%	12/03/18		375	397,500
Republic of Slovenia (Slovenia),
Sr. Unsec’d. Notes
5.250%	02/18/24		550	631,263
5.850%	05/10/23		1,810	2,140,325
Sr. Unsec’d. Notes, RegS
5.850%	05/10/23		3,595	4,251,087
Republic of South Africa (South Africa),
Bonds
7.750%	02/28/23		ZAR 48,000	3,995,053
8.000%	12/21/18		ZAR 8,700	738,924
Sr. Unsec’d. Notes

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
4.665%	01/17/24	(a)	3,360	$3,553,200
5.500%	03/09/20		1,390	1,524,649
5.875%	05/30/22		650	738,758
5.875%	09/16/25	(a)	5,455	6,247,066
6.875%	05/27/19		2,925	3,363,458
Republic of Sri Lanka (Sri Lanka),
Sr. Unsec’d. Notes
6.000%	01/14/19		1,135	1,163,375
Sr. Unsec’d. Notes, RegS
5.875%	07/25/22		400	405,300
6.250%	10/04/20		800	826,000
6.250%	07/27/21		400	413,500
Republic of Tanzania (Tanzania),
Bonds, RegS
6.397%(c)	03/08/20		1,100	1,133,000
Republic of Turkey (Turkey),
Bonds
8.500%	07/10/19		TRY 4,130	1,600,289
Sr. Unsec’d. Notes
4.875%	04/16/43		1,200	1,185,000
5.125%	03/25/22		4,800	5,115,600
5.625%	03/30/21		4,425	4,839,844
6.000%	01/14/41		3,125	3,551,406
6.250%	09/26/22		2,350	2,673,125
6.750%	05/30/40		375	464,018
6.875%	03/17/36		1,600	1,981,632
7.000%	03/11/19		3,000	3,404,700
7.000%	06/05/20		2,000	2,310,000
7.500%	11/07/19		2,800	3,269,000
8.000%	02/14/34		900	1,232,910
Republic of Ukraine (Ukraine),
Sr. Unsec’d. Notes
6.250%	06/17/16		1,300	518,770
6.250%	06/17/16		400	159,622
Sr. Unsec’d. Notes, RegS
6.580%	11/21/16		9,365	3,714,346
9.250%	07/24/17	(a)	779	308,562
Republic of Venezuela (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25		2,620	884,250
Sr. Unsec’d. Notes, RegS
8.250%	10/13/24		2,200	759,000
9.250%	05/07/28		2,382	851,493
11.950%	08/05/31		4,524	1,841,065
12.750%	08/23/22		3,490	1,526,875
Republic of Vietnam (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24		700	728,875
Republic of Zambia (Zambia),
Unsec’d. Notes, RegS
5.375%	09/20/22		1,250	1,140,937
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, RegS
4.500%	04/04/22		3,400	3,253,222
7.500%(c)	03/31/30		17,379	19,940,378
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes
5.180%	06/28/19		200	185,760

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes
5.125%	03/01/17	345	$373,326

TOTAL FOREIGN GOVERNMENT BONDS (cost $321,405,601)			301,640,441

MUNICIPAL BONDS — 0.7%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	3,630	5,226,910
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
7.053%	05/15/40	1,230	1,747,018
East Bay Municipal Utility District Water System Revenue,
Revenue Bonds, BABs
5.874%	06/01/40	1,505	2,027,054
Los Angeles Community College District,
General Obligation Unlimited
6.750%	08/01/49	2,980	4,518,157
San Diego County Water Authority,
Revenue Bonds, BABs
6.138%	05/01/49	275	381,890
University of California,
Revenue Bonds
4.601%	05/15/31	4,900	5,487,069

			19,388,098

Colorado
Denver City & County School District No. 1,
CERTIFICATE PARTICIPATION
4.242%	12/15/37	1,215	1,270,465

District of Columbia
District of Columbia,
Revenue Bonds, BABs
5.591%	12/01/34	120	151,219

Florida — 0.1%
State Board of Administration Finance Corp.,
Revenue Bonds
1.298%	07/01/16	2,100	2,112,978
2.995%	07/01/20	3,695	3,800,899

			5,913,877

Illinois
City of Chicago IL O’Hare International Airport Revenue,
Revenue Bonds, BABs
6.395%	01/01/40	480	652,790
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	2,065	2,644,233

			3,297,023

Maryland
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.754%	07/01/41	1,140	1,472,572
5.888%	07/01/43	2,120	2,837,132

			4,309,704

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Massachusetts
Commonwealth of Massachusetts,
General Obligation Ltd., BABs
4.500%	08/01/31	840	$941,044

New York — 0.2%
City of New York,
General Obligation Unlimited, BABs
5.846%	06/01/40	1,180	1,542,980
6.271%	12/01/37	1,995	2,709,709
Metropolitan Transportation Authority,
Revenue Bonds, BABs
7.336%	11/15/39	1,940	3,019,610
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	2,138,569
Revenue Bonds, BABs
5.508%	08/01/37	3,275	4,139,862
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	265	358,837
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	5,820	6,365,043
Utility Debt Securitization Authority,
Revenue Bonds
2.042%	06/15/21	1,820	1,847,591

			22,122,201

North Carolina — 0.1%
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	5,675	6,059,084

Ohio
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	2,920	3,287,803

Oregon
State of Oregon,
General Obligation Unlimited
5.892%	06/01/27	60	74,459

Pennsylvania
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.964%	04/15/26	2,765	2,817,203

Puerto Rico
Commonwealth of Puerto Rico,
General Obligation Unlimited
8.000%	07/01/35	3,330	2,734,862
Government Development Bank for Puerto Rico,
Revenue Bonds
3.800%	08/01/15	400	360,312
5.000%	12/01/15	810	751,615

			3,846,789

South Carolina
South Carolina State Public Service Authority,
Revenue Bonds
4.322%	12/01/27	1,460	1,614,322

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Texas
Texas Transportation Commission State Highway Fund,
Revenue Bonds, BABs
5.178%	04/01/30	2,420	$2,939,090

Utah
Utah Transit Authority,
Revenue Bonds, BABs
5.937%	06/15/39	1,920	2,604,096

Virginia — 0.1%
University of Virginia,
Revenue Bonds, BABs
5.000%	09/01/40	1,130	1,404,986
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,775,172
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	1,015	1,317,632
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	1,952,227

			6,450,017

TOTAL MUNICIPAL BONDS (cost $80,855,253)			87,086,494

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.671%(c)	02/25/34	31	31,204
Series 2004-D, Class 2A2
2.670%(c)	05/25/34	14	14,044
Series 2004-H, Class 2A2
2.672%(c)	09/25/34	23	22,643
Series 2004-I, Class 3A2
2.620%(c)	10/25/34	9	8,804
Series 2005-J, Class 2A1
2.700%(c)	11/25/35	134	123,425
Series 2005-J, Class 3A1
2.703%(c)	11/25/35	34	31,767
Credit Suisse Mortgage Trust,
Series 2010-1R, Class 42A1, 144A(g)
5.000%	10/27/36	39	40,443
DSLA Mortgage Loan Trust,
Series 2004-AR1, Class A1A
1.014%(c)	09/19/44	2,106	1,992,456
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 1M1
2.121%(c)	11/25/24	3,426	3,459,935
Series 2014-C04, Class 2M1
2.271%(c)	11/25/24	1,791	1,811,530
Series 2015-C01, Class 1M1
1.672%(c)	02/25/25	1,104	1,111,978
Series 2015-C01, Class 2M1
1.672%(c)	02/25/25	622	623,359
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A5, 144A
1.753%(c)	10/18/54	481	486,569
Series 2012-1A, Class 3A1, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
1.757%(c)	10/18/54	2,620	$2,676,634
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN3, Class M2
2.571%(c)	08/25/24	2,930	2,965,705
Series 2014-HQ2, Class M2
2.371%(c)	09/25/24	2,425	2,412,659
Series 2014-HQ3, Class M2
2.821%(c)	10/25/24	1,665	1,681,275
Series 2015-DN1, Class M2
2.571%(c)	01/25/25	3,320	3,367,360
Government National Mortgage Assoc.,
Series 2010-92, Class PI, IO
4.500%	11/20/37	1,074	61,806
Series 2010-103, Class IN, IO
4.500%	02/20/39	1,103	59,274
Series 2010-164, Class MI, IO
4.000%	09/20/37	5,500	366,118
Series 2011-41, Class AI, IO
4.500%	12/20/39	1,488	138,966
Series 2011-88, Class EI, IO
4.500%	11/20/39	1,348	125,109
Series 2013-24, Class OI, IO
4.000%	02/20/43	1,869	246,708
Government National Mortgage Association,
Series 2012-94, Class BI, IO
4.000%	05/20/37	4,695	714,738
Holmes Master Issuer PLC (United Kingdom),
Series 2012-1A, Class A2, 144A
1.903%(c)	10/15/54	932	932,430
Series 2012-3A, Class B1, RMBSMT 0, 144A
2.453%(c)	10/15/54	1,250	1,291,259
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
1.992%(c)	02/25/40	15	14,626
Series 2013-6, Class A1
2.500%(c)	05/25/43	3,044	2,924,299
Series 2013-7, Class A2
3.000%(c)	06/25/43	1,433	1,418,860
WAMU Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
2.364%(c)	09/25/35	77	77,657
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-O, Class 5A1
2.490%(c)	01/25/34	21	20,939
Series 2004-G, Class A3
2.607%(c)	06/25/34	144	143,646

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $31,355,775)			31,398,225

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.0%
Federal Home Loan Mortgage Corp.
2.202%(c)	04/01/37	278	294,951
2.225%(c)	07/01/35	17	18,148
2.245%(c)	01/01/36	5	4,838
2.280%(c)	03/01/36	30	31,845
2.285%(c)	09/01/32	1	1,234

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.358%(c)	02/01/37	151	$161,333
2.359%(c)	01/01/37	21	22,010
2.362%(c)	02/01/35	75	80,274
2.401%(c)	02/01/37	53	56,628
2.478%(c)	11/01/35	13	14,200
2.500%	05/01/28	3,124	3,209,770
2.583%(c)	02/01/37	81	86,908
2.733%(c)	02/01/37	67	72,465
3.000%	01/01/43-07/01/43	27,344	27,962,579
3.500%	09/01/42-05/01/43	23,035	24,187,357
4.000%	08/01/26-12/01/41	14,403	15,446,144
4.500%	04/01/19-04/01/41	15,585	16,998,788
4.500%	TBA	7,080	7,710,010
5.000%	10/01/18-08/01/40	8,173	9,124,028
5.500%	12/01/18-01/01/38	3,173	3,574,209
5.827%(c)	12/01/36	3	3,214
5.932%(c)	10/01/36	14	14,987
6.000%	10/01/32-08/01/38	1,094	1,257,897
6.043%(c)	11/01/36	11	11,777
6.106%(c)	10/01/36	19	20,738
6.421%(c)	08/01/36	8	8,773
6.500%	08/01/36	52	60,795
7.000%	06/01/32	5	5,315
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.875%(c)	04/25/22	1,850	1,863,608
1.426%(c)	08/25/17	1,205	1,217,790
Federal National Mortgage Assoc.
1.862%(c)	12/01/35	5	5,556
2.037%(c)	07/01/35	32	34,417
2.125%(c)	09/01/37	33	34,853
2.131%(c)	12/01/35	28	30,068
2.159%(c)	08/01/37	64	68,358
2.203%(c)	11/01/35	51	54,103
2.204%(c)	08/01/36	41	44,018
2.206%(c)	11/01/37	184	196,392
2.412%(c)	01/01/37	67	71,916
2.461%(c)	12/01/35	9	10,006
2.500%	10/01/27-02/01/43	47,036	48,185,575
2.651%(c)	12/01/36	52	56,118
3.000%	01/01/27-11/01/43	94,291	97,008,787
3.001%	TBA	46,125	47,155,607
3.500%	03/01/34-12/01/43	22,704	23,920,020
3.500%	TBA	14,790	15,534,122
4.000%	04/01/24-08/01/42	72,669	77,865,521
4.000%	TBA	35,630	38,096,265
4.000%	TBA	4,470	4,724,231
4.500%	05/01/19-04/01/42	61,660	67,433,663
4.500%	TBA	—	—
4.500%	TBA	13,040	14,190,174
5.000%	05/01/18-02/01/42	50,427	56,141,586
5.000%	TBA	23,275	25,880,709
5.500%	01/01/17-09/01/41	35,142	39,660,649
5.500%	TBA	19,270	21,711,871
6.000%	04/01/21-10/01/40	27,712	31,724,331
6.056%(c)	09/01/36	3	3,003
6.500%	02/25/32-05/01/40	8,449	9,779,605
7.000%	01/01/31-04/01/37	31	34,378

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Ginnie Mae II pool
3.500%	02/20/45	22,461	$23,675,984
Government National Mortgage Assoc.
2.500%	12/20/42-03/20/43	25,158	25,070,671
3.000%	12/20/42-12/20/44	16,046	16,559,279
3.000%	TBA	25,120	25,865,253
3.500%	08/20/42-02/20/45	46,966	49,528,552
3.500%	TBA	33,065	34,791,873
4.000%	09/20/25-12/20/44	27,703	29,726,442
4.000%	TBA	21,055	22,432,622
4.500%	11/20/39-10/20/44	26,497	28,917,015
5.000%	03/20/34-11/20/44	10,507	11,768,281
5.500%	10/20/32-06/20/44	10,757	12,167,377
6.000%	01/20/33-06/20/44	798	905,511
6.500%	09/20/32-12/20/33	14	15,285
8.000%	12/15/16-07/15/23	3	3,584
8.500%	06/15/16-07/15/26	8	8,437
9.500%	03/15/19-01/15/20	1	1,069

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $997,378,598)			1,014,615,750

U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Bonds
3.000%	11/15/44	34,480	37,779,839
3.125%	02/15/43	62,875	70,213,707
3.375%	05/15/44	12,890	15,100,429
4.625%	02/15/40	9,155	12,779,089
5.375%	02/15/31	5,115	7,268,098
U.S. Treasury Inflation Indexed Bonds
0.125%	04/15/16-07/15/24	19,630	19,755,439
3.875%	04/15/29	1,215	2,537,201
0.625%	01/15/24	55,635	58,049,869
1.375%	02/15/44	640	754,454
1.875%	07/15/15	11,170	13,630,629
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.250%	07/15/20	2,265	2,631,484
U.S. Treasury Notes
0.500%	06/30/16	2,000	2,003,282
0.625%	11/30/17	86,360	85,995,647
0.875%	02/28/17	103,700	104,356,214
1.250%	10/31/18	12,215	12,280,851
1.500%	05/31/19-11/30/19	98,020	99,012,129
2.000%	08/31/21	58,265	59,498,587
2.250%	11/15/24	7,105	7,304,274
2.625%(k)	04/30/16	3,840	3,935,401
United States Treasury Inflation Indexed Bonds
0.250%	01/15/25	15,515	15,416,397

TOTAL U.S. TREASURY OBLIGATIONS (cost $607,433,673)			630,303,020

TOTAL LONG-TERM INVESTMENTS (cost $8,997,703,024)			10,058,597,094

		Shares	Value
SHORT-TERM INVESTMENTS — 16.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,810,352,091; includes $454,326,752 of cash collateral for securities on loan)(b)(w)		1,810,352,091	$1,810,352,091

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.5%
U.S. Treasury Bills
0.001%	08/06/15	5,000	4,998,985
0.041%	04/09/15(h)(k)	50,000	49,999,864
1.831%	04/09/15	5,000	4,999,986

TOTAL U.S. TREASURY OBLIGATIONS (cost $59,998,530)			59,998,835

TOTAL SHORT-TERM INVESTMENTS (cost $1,870,350,621)			1,870,350,926

TOTAL INVESTMENTS — 105.7% (cost $10,868,053,645)			11,928,948,020
Liabilities in excess of other assets(x) — (5.7)%			(641,959,410)

NET ASSETS — 100.0%			$11,286,988,610

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $439,326,211; cash collateral of $454,326,752 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
323	2 Year U.S. Treasury Notes	Jun. 2015	$70,535,125	$70,787,469	$252,344
777	5 Year U.S. Treasury Notes	Jun. 2015	92,425,129	93,403,899	978,770
577	10 Year U.S. Treasury Notes	Jun. 2015	73,414,047	74,378,906	964,859
182	20 Year U.S. Treasury Bonds	Jun. 2015	29,250,222	29,825,250	575,028
251	30 Year U.S. Ultra Treasury Bonds	Jun. 2015	41,654,378	42,638,625	984,247
122	ASX SPI 200 Index	Jun. 2015	13,555,265	13,673,359	118,094
1,459	Euro STOXX 50	Jun. 2015	56,358,648	56,962,528	603,880
465	FTSE 100 Index	Jun. 2015	46,102,176	46,401,362	299,186
279	Mini MSCI EAFE Index	Jun. 2015	25,249,500	25,527,105	277,605
259	Russell 2000 Mini Index	Jun. 2015	32,193,545	32,346,510	152,965
4,553	S&P 500 E-Mini	Jun. 2015	469,261,018	469,141,120	(119,898)
262	TOPIX Index	Jun. 2015	33,303,406	33,718,014	414,608

					5,501,688

Short Positions:
391	2 Year U.S. Treasury Notes	Jun. 2015	85,326,011	85,690,094	(364,083)
1,208	10 Year U.S. Treasury Notes	Jun. 2015	153,378,156	155,718,750	(2,340,594)
60	20 Year U.S. Treasury Bonds	Jun. 2015	9,588,613	9,832,500	(243,887)

					(2,948,564)

					$2,553,124

(1)	U.S. Treasury Securities with market values of $1,834,471 and $34,419,906 have been segregated with Goldman Sachs & Co. and JPMorgan Chase, respectively, to cover requirements for open contracts at March 31, 2015.

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/20/15	Goldman Sachs & Co.	AUD	9,685	$7,381,369	$7,367,562	$(13,807)
Brazilian Real,
Expiring 06/02/15	Barclays Capital Group	BRL	1,695	529,026	521,385	(7,641)
Expiring 06/02/15	Morgan Stanley	BRL	18	5,514	5,537	23
British Pound,
Expiring 04/10/15	Hong Kong & Shanghai Bank	GBP	226	346,144	334,992	(11,152)
Expiring 04/20/15	Goldman Sachs & Co.	GBP	21,360	31,336,000	31,680,899	344,899
Colombian Peso,
Expiring 05/22/15	Credit Suisse First Boston Corp.	COP	322,528	121,206	123,246	2,040
Expiring 05/22/15	Credit Suisse First Boston Corp.	COP	190,690	78,651	72,867	(5,784)
Egyptian Pound,
Expiring 04/14/15	JPMorgan Chase	EGP	7,439	985,389	969,623	(15,766)
Expiring 04/14/15	JPMorgan Chase	EGP	5,166	692,772	673,353	(19,419)
Euro,
Expiring 04/20/15	Goldman Sachs & Co.	EUR	34,350	36,447,775	36,945,018	497,243
Expiring 05/22/15	Bank of New York Mellon	EUR	264	299,643	283,562	(16,081)
Expiring 06/12/15	JPMorgan Chase	EUR	379	412,859	408,149	(4,710)
Indian Rupee,
Expiring 05/18/15	JPMorgan Chase	INR	68,319	1,079,972	1,080,130	158
Expiring 05/18/15	Standard Chartered PLC	INR	125,800	1,993,977	1,988,909	(5,068)
Indonesian Rupiah,
Expiring 04/14/15	Westpac Banking Corp.	IDR	8,609,715	682,498	656,378	(26,120)
Expiring 05/22/15	Bank of New York Mellon	IDR	1,482,958	110,093	111,942	1,849
Expiring 05/22/15	Standard Chartered PLC	IDR	4,494,785	342,590	339,293	(3,297)
Japanese Yen,
Expiring 04/20/15	Hong Kong & Shanghai Bank	JPY	3,596,000	29,690,643	29,992,494	301,851
Mexican Peso,
Expiring 05/22/15	JPMorgan Chase	MXN	5,104	338,478	333,397	(5,081)

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 05/22/15	Royal Bank of Scotland	MXN	10,183	$652,255	$665,163	$12,908
South African Rand,
Expiring 05/22/15	JPMorgan Chase	ZAR	2,368	197,291	193,544	(3,747)
Swiss Franc,
Expiring 04/20/15	UBS AG	CHF	13,600	13,628,060	14,006,410	378,350
Expiring 05/12/15	Bank of America	CHF	496	524,944	511,366	(13,578)
Expiring 05/12/15	Bank of New York Mellon	CHF	32	32,096	32,825	729
Expiring 05/12/15	Barclays Capital Group	CHF	1,756	1,884,476	1,810,375	(74,101)
Turkish Lira,
Expiring 05/22/15	JPMorgan Chase	TRY	471	186,333	178,643	(7,690)

				$129,980,054	$131,287,062	1,307,008

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 06/02/15	Canadian Imperial Bank of Commerce	BRL	3,265	$1,100,809	$1,004,320	$96,489
Expiring 06/02/15	Morgan Stanley	BRL	66,233	22,769,088	20,373,399	2,395,689
Expiring 06/02/15	Morgan Stanley	BRL	7,309	2,468,631	2,248,262	220,369
Expiring 06/02/15	Morgan Stanley	BRL	2,560	832,168	787,460	44,708
British Pound,
Expiring 04/10/15	Bank of America	GBP	6,820	10,276,308	10,116,049	160,259
Canadian Dollar,
Expiring 06/19/15	Royal Bank of Scotland	CAD	806	630,104	635,688	(5,584)
Chinese Yuan,
Expiring 06/12/15	Hong Kong & Shanghai Bank	CNY	2,565	404,397	410,364	(5,967)
Euro,
Expiring 05/22/15	JPMorgan Chase	EUR	2,809	3,193,232	3,022,505	170,727
Expiring 05/22/15	Morgan Stanley	EUR	4,500	5,131,812	4,842,033	289,779
Expiring 05/22/15	Morgan Stanley	EUR	2,000	2,277,661	2,152,015	125,646
Expiring 05/22/15	Royal Bank of Scotland	EUR	391	414,265	420,719	(6,454)
Expiring 06/12/15	Citigroup Global Markets	EUR	14,565	15,636,548	15,676,792	(40,244)
Indonesian Rupiah,
Expiring 04/14/15	Hong Kong & Shanghai Bank	IDR	4,052,242	319,830	308,931	10,899
Expiring 04/14/15	JPMorgan Chase	IDR	4,557,473	360,503	347,448	13,055
Expiring 05/22/15	Deutsche Bank AG	IDR	7,965,652	592,903	601,295	(8,392)
Expiring 05/22/15	Deutsche Bank AG	IDR	2,980,698	224,214	225,001	(787)
Expiring 05/22/15	Goldman Sachs & Co.	IDR	5,493,542	417,760	414,685	3,075
Expiring 05/22/15	Hong Kong & Shanghai Bank	IDR	3,345,171	252,847	252,513	334
Expiring 05/22/15	JPMorgan Chase	IDR	76,214,170	5,806,794	5,753,098	53,696
Expiring 05/22/15	JPMorgan Chase	IDR	10,753,204	814,985	811,715	3,270
Expiring 05/22/15	Standard Chartered PLC	IDR	4,968,972	369,166	375,088	(5,922)
Malaysian Ringgit,
Expiring 04/14/15	JPMorgan Chase	MYR	2,267	627,508	611,295	16,213
Expiring 04/14/15	Standard Chartered PLC	MYR	1,596	431,177	430,361	816
Mexican Peso,
Expiring 05/22/15	Hong Kong & Shanghai Bank	MXN	62,957	4,190,568	4,112,404	78,164
Expiring 05/22/15	Morgan Stanley	MXN	60,000	3,992,282	3,919,251	73,031
Expiring 05/22/15	Morgan Stanley	MXN	60,000	3,992,282	3,919,251	73,031
Expiring 05/22/15	Royal Bank of Scotland	MXN	16,092	1,068,270	1,051,136	17,134
Expiring 05/22/15	Royal Bank of Scotland	MXN	10,421	688,150	680,709	7,441
Peruvian Nuevo Sol,
Expiring 05/22/15	Citigroup Global Markets	PEN	1,277	410,611	408,369	2,242
Philippine Peso,
Expiring 05/22/15	Deutsche Bank AG	PHP	19,129	428,998	426,585	2,413
Romanian Leu,
Expiring 04/15/15	Bank of America	RON	3,724	978,249	907,016	71,233

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
South African Rand,
Expiring 05/22/15	Barclays Capital Group	ZAR	61,004	$5,151,973	$4,986,029	$165,944
South Korean Won,
Expiring 04/14/15	JPMorgan Chase	KRW	451,295	415,328	406,577	8,751
Swiss Franc,
Expiring 05/12/15	Hong Kong & Shanghai Bank	CHF	3,570	3,883,601	3,679,970	203,631
Turkish Lira,
Expiring 05/22/15	Bank of America	TRY	1,220	477,351	462,892	14,459
Expiring 05/22/15	Morgan Stanley	TRY	2,658	1,062,308	1,008,497	53,811
Expiring 05/22/15	UBS AG	TRY	985	386,850	373,728	13,122

				$102,479,531	$98,163,450	4,316,081

						$5,623,089

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
CBMX.AM.CDSI.NA	01/17/47	1.000%	3,028	$(74,281)	$(92,309)	$18,028	Goldman Sachs & Co.
CDX.EM.CDS1.S23	06/20/20	1.000%	78,300	(7,847,014)	(7,842,313)	(4,701)	JPMorgan Chase

				$(7,921,295)	$(7,934,622)	$13,327

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2015(4)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.HY.CDS1.S24	06/20/20	5.000%	50,700	$3,455,205	$3,686,735	$231,530
CDX.IG.CDS1.S24	06/20/20	1.000%	348,800	6,396,829	6,426,166	29,337

				$9,852,034	$10,112,901	$260,867

U.S. Treasury Security with market value of $7,450,980 has been segregated with JPMorgan Chase to cover requirements for open exchange-traded interest rate and credit default swap contracts at March 31, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1) If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$4,590,175,406	$1,460,826,262	$—
Preferred Stocks	8,074,363	25,949,431	—
Rights	119,682	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	244,105,213	658,482
Residential Mortgage-Backed Securities	—	6,615,705	—
Commercial Mortgage-Backed Securities	—	201,284,118	—
Corporate Obligations	—	1,430,328,161	25,416,341
Foreign Government Bonds	—	301,640,441	—
Municipal Bonds	—	87,086,494	—
Residential Mortgage-Backed Securities	—	31,398,225	—
U.S. Government Agency Obligations	—	1,014,615,750	—
U.S. Treasury Obligations	—	690,301,855	—
Affiliated Money Market Mutual Fund	1,810,352,091	—	—
Other Financial Instruments*
Financial Futures Contracts	2,553,124	—	—
Forward Foreign Currency Exchange Contracts	—	5,623,089	—
Over-the-counter credit default swaps	—	(7,921,295)	—
Exchange-traded credit default swaps	—	260,867	—

Total	$6,411,274,666	$5,492,114,316	$26,074,823

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value at 03/31/15
Credit contracts	$(7,660,428)
Equity contracts.	1,866,122
Foreign exchange contracts	5,623,089
Interest contracts	806,684

Total	$635,467

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS — 74.4%
Aerospace & Defense — 2.0%
Airbus Group NV (France)	532	$34,586
Astrotech Corp.*	1,222	3,788
B/E Aerospace, Inc.	22	1,400
Boeing Co. (The)	808	121,265
Exelis, Inc.	155	3,777
Honeywell International, Inc.	531	55,389
KLX, Inc.*	98	3,777
Precision Castparts Corp.	128	26,880
Rockwell Collins, Inc.	96	9,269
Rolls-Royce Holdings PLC (United Kingdom)*	1,901	26,811
Textron, Inc.	330	14,629
United Technologies Corp.	847	99,268
Zodiac Aerospace (France)	114	3,772

		404,611

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	109	7,981
FedEx Corp.	185	30,608
Hyundai Glovis Co. Ltd. (South Korea)	13	2,643
Toll Holdings Ltd. (Australia)	670	4,508
United Parcel Service, Inc. (Class B Stock)	194	18,806

		64,546

Airlines — 1.2%
Air Arabia PJSC (United Arab Emirates)	9,417	3,630
Alaska Air Group, Inc.	29	1,919
American Airlines Group, Inc.	3,025	159,659
Delta Air Lines, Inc.	340	15,286
easyJet PLC (United Kingdom)	299	8,322
Flybe Group PLC (United Kingdom)*	2,078	1,788
JetBlue Airways Corp.*	90	1,733
Ryanair Holdings PLC (Ireland), ADR	196	13,087
Spirit Airlines, Inc.*	25	1,934
United Continental Holdings, Inc.*	481	32,347
Wizz Air Holdings PLC (Switzerland)*	57	1,174

		240,879

Auto Components — 0.8%
Aisin Seiki Co. Ltd. (Japan)	400	14,502
BorgWarner, Inc.	26	1,572
Delphi Automotive PLC (United Kingdom)	24	1,914
Denso Corp. (Japan)	300	13,676
Faurecia (France)	70	3,052
Gentherm, Inc.*	18	909
GKN PLC (United Kingdom)	2,197	11,654
Hyundai Mobis Co. Ltd. (South Korea)	68	15,062
Johnson Controls, Inc.	706	35,611
Koito Manufacturing Co. Ltd. (Japan)	500	15,034
Leoni AG (Germany)	222	14,023
Minth Group Ltd. (China)	2,000	3,944
Musashi Seimitsu Industry Co. Ltd. (Japan)	200	4,227
NHK Spring Co. Ltd. (Japan)	200	2,081
Nifco, Inc. (Japan)	100	3,447
Press Kogyo Co. Ltd. (Japan)	1,000	4,047
TRW Automotive Holdings Corp.*	32	3,355
Unipres Corp. (Japan)	100	2,039
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)	900	3,749

		153,898

	Shares	Value
COMMON STOCKS (Continued)
Automobiles — 0.5%
Astra International Tbk PT (Indonesia)	9,800	$6,419
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	2,000	3,199
Honda Motor Co. Ltd. (Japan)	500	16,321
Hyundai Motor Co. (South Korea)	58	8,784
Mitsubishi Motors Corp. (Japan)	1,500	13,525
Nissan Motor Co. Ltd. (Japan)	1,300	13,222
Tata Motors Ltd. (India), ADR	297	13,383
Tesla Motors, Inc.*	94	17,744

		92,597

Banks — 4.7%
Ashikaga Holdings Co. Ltd. (Japan)	1,200	5,044
Axis Bank Ltd. (India), GDR, RegS	448	20,048
Banco Bilbao Vizcaya Argentaria SA (Spain)	2,751	27,784
Banco Santander Chile (Chile), ADR	81	1,756
Bangkok Bank PCL (Thailand), NVDR	600	3,399
Bank Central Asia Tbk PT (Indonesia)	12,200	13,827
Bank Mandiri Persero Tbk PT (Indonesia)	6,100	5,817
Bank of America Corp.	3,949	60,775
Bank of China Ltd. (China) (Class H Stock)	8,000	4,625
Bank of the Ryukyus Ltd. (Japan)	300	4,302
Barclays PLC (United Kingdom)	9,653	34,843
Barclays PLC (United Kingdom), ADR	1,750	25,497
BDO Unibank, Inc. (Philippines)	1,520	4,212
BNP Paribas SA (France)	324	19,714
Boston Private Financial Holdings, Inc.	480	5,832
CIT Group, Inc.	101	4,557
Citigroup, Inc.	1,533	78,980
Comerica, Inc.	253	11,418
Danske Bank A/S (Denmark)	666	17,558
DnB ASA (Norway)	1,104	17,719
East West Bancorp, Inc.	42	1,699
Erste Group Bank AG (Austria)	318	7,818
First Gulf Bank PJSC (United Arab Emirates)	510	2,025
First Niagara Financial Group, Inc.	506	4,473
First Republic Bank	120	6,851
Grupo Aval Acciones y Valores SA (Colombia), ADR	260	2,332
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock), ADR	1,400	15,288
Hana Financial Group, Inc. (South Korea)	364	9,416
HDFC Bank Ltd. (India), ADR	484	28,503
ICICI Bank Ltd. (India), ADR	1,210	12,536
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	10,000	7,397
ING Groep NV (Netherlands), CVA*	494	7,236
JPMorgan Chase & Co.	1,969	119,282
Kasikornbank PCL (Thailand), NVDR	1,200	8,438
Lloyds Banking Group PLC (United Kingdom)*	23,522	27,265
National Bank of Canada (Canada)	350	12,778
Piraeus Bank SA (Greece)*	4,603	1,776
PNC Financial Services Group, Inc. (The)	312	29,091
Preferred Bank	208	5,714
Royal Bank of Scotland Group PLC (United Kingdom)*	5,024	25,380
Sberbank of Russia (Russia), ADR	2,504	11,003
Shinhan Financial Group Co. Ltd. (South Korea)	119	4,471

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Signature Bank*	54	$6,997
Standard Chartered PLC (United Kingdom)	1,181	19,128
State Bank of India (India), GDR, RegS	29	1,227
Svenska Handelsbanken AB (Sweden) (Class A Stock)	709	31,931
TCF Financial Corp.	365	5,738
Toronto-Dominion Bank (The) (Canada)	248	10,615
Turkiye Garanti Bankasi A/S (Turkey)	3,151	10,276
Turkiye Halk Bankasi A/S (Turkey)	399	1,965
U.S. Bancorp	696	30,394
UniCredit SpA (Italy)	1,256	8,517
United Overseas Bank Ltd. (Singapore)	600	10,057
Valley National Bancorp	649	6,127
Wells Fargo & Co.	1,538	83,667

		945,118

Beverages — 0.8%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)*	176	1,468
Anheuser-Busch InBev NV (Belgium)	104	12,705
Baron de Ley (Spain)*	18	1,783
Boston Beer Co., Inc. (The) (Class A Stock)*	7	1,872
Coca-Cola Co. (The)	163	6,610
Coca-Cola Enterprises, Inc.	327	14,453
Constellation Brands, Inc. (Class A Stock)*	39	4,532
Dr. Pepper Snapple Group, Inc.	206	16,167
Monster Beverage Corp.*	15	2,076
PepsiCo, Inc.	627	59,954
Pernod Ricard SA (France)	153	18,091
SABMiller PLC (United Kingdom) (XJSE)	223	11,665
SABMiller PLC (United Kingdom) (XLON)	256	13,410

		164,786

Biotechnology — 2.2%
Abcam PLC (United Kingdom)	719	5,165
ACADIA Pharmaceuticals, Inc.*	150	4,889
Acceleron Pharma, Inc.*	23	875
Agios Pharmaceuticals, Inc.*	6	566
Alexion Pharmaceuticals, Inc.*	328	56,842
Alkermes PLC*	67	4,085
Alnylam Pharmaceuticals, Inc.*	66	6,892
Amgen, Inc.	96	15,346
Biogen Idec, Inc.*	199	84,026
BioMarin Pharmaceutical, Inc.*	74	9,222
Bluebird Bio, Inc.*	31	3,744
Celgene Corp.*	401	46,227
Cepheid, Inc.*	65	3,699
CSL Ltd. (Australia)	141	9,865
Gilead Sciences, Inc.*	668	65,551
Grifols SA (Spain)	121	5,185
Grifols SA (Spain), ADR	270	8,859
Incyte Corp.*	106	9,716
Insmed, Inc.*	31	645
Intercept Pharmaceuticals, Inc.*	7	1,974
Isis Pharmaceuticals, Inc.*	89	5,667
Medivation, Inc.*	38	4,905
Ophthotech Corp.*	13	605
Pharmacyclics, Inc.*	85	21,756
Puma Biotechnology, Inc.*	9	2,125
Receptos, Inc.*	14	2,308

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.*	62	$27,992
Seattle Genetics, Inc.*	119	4,207
Synageva Biopharma Corp.*	4	390
T2 Biosystems, Inc.*	33	512
TESARO, Inc.*	21	1,205
United Therapeutics Corp.*	25	4,311
Vertex Pharmaceuticals, Inc.*	173	20,409

		439,765

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	264	15,725
Fortune Brands Home & Security, Inc	124	5,888
Lindab International AB (Sweden)*	190	1,615
Nibe Industrier AB (Sweden) (Class B Stock)*	102	2,536
Polypipe Group PLC (United Kingdom)	703	2,873
Sanwa Holdings Corp. (Japan)	500	3,709
Volution Group PLC (United Kingdom)*	1,254	2,818

		35,164

Capital Markets — 2.9%
3i Group PLC (United Kingdom)	721	5,152
Ameriprise Financial, Inc.	265	34,673
Avanza Bank Holding AB (Sweden)	129	4,502
Banca Generali SpA (Italy)	171	5,362
Bank of New York Mellon Corp. (The)	1,795	72,231
BlackRock, Inc.	25	9,146
BT Investment Management Ltd. (Australia)	879	6,128
Credit Suisse Group AG (Switzerland)*	1,619	43,557
E*Trade Financial Corp.*	146	4,169
Evercore Partners, Inc. (Class A Stock)	13	672
GAM Holding AG (Switzerland)*	561	11,635
Intermediate Capital Group PLC (United Kingdom)	491	3,662
Invesco Ltd.	643	25,521
Investec PLC (South Africa)	2,737	22,699
IP Group PLC (United Kingdom)*	837	2,806
Julius Baer Group Ltd. (Switzerland)*	186	9,297
Jupiter Fund Management PLC (United Kingdom)	1,025	6,219
Morgan Stanley	2,860	102,073
Northern Trust Corp.	206	14,348
Partners Group Holding AG (Switzerland)	21	6,261
Rathbone Brothers PLC (United Kingdom)	71	2,184
Raymond James Financial, Inc	112	6,359
SEI Investments Co.	133	5,864
State Street Corp.	1,229	90,368
TD Ameritrade Holding Corp	1,619	60,324
Vostok Nafta Investment Ltd. (Sweden), SDR*	211	1,125
Waddell & Reed Financial, Inc. (Class A Stock)	384	19,023

		575,360

Chemicals — 2.3%
Air Liquide SA (France)	66	8,497
Air Products & Chemicals, Inc.	13	1,967
Airgas, Inc.	188	19,949
Ashland, Inc.	371	47,232
Calgon Carbon Corp.	234	4,930
Celanese Corp. (Class A Stock)	786	43,906

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
CF Industries Holdings, Inc.	7	$1,986
Dow Chemical Co. (The)	10	480
E.I. du Pont de Nemours & Co.	248	17,725
Ecolab, Inc.	321	36,716
Flotek Industries, Inc.*	90	1,327
Fufeng Group Ltd. (China)(g)	9,000	5,463
Incitec Pivot Ltd. (Australia)	4,519	13,958
International Flavors & Fragrances, Inc.	14	1,644
Johnson Matthey PLC (United Kingdom)	103	5,161
Koninklijke DSM NV (Netherlands)	263	14,658
LyondellBasell Industries NV (Netherlands) (Class A Stock)	62	5,444
Minerals Technologies, Inc.	25	1,827
Monsanto Co.	58	6,527
Mosaic Co. (The)	113	5,205
NewMarket Corp.	5	2,389
Nihon Parkerizing Co. Ltd. (Japan)	300	3,629
Nippon Soda Co. Ltd. (Japan)	1,000	5,803
Nissan Chemical Industries Ltd. (Japan)	200	4,133
PolyOne Corp.	10	373
Potash Corp. of Saskatchewan, Inc. (Canada)	240	7,740
PPG Industries, Inc.	24	5,413
Praxair, Inc.	217	26,201
RPM International, Inc.	677	32,489
Sherwin-Williams Co. (The)	288	81,936
Sigma-Aldrich Corp.	105	14,516
Sociedad Quimica y Minera de Chile SA (Chile), ADR	120	2,190
Syngenta AG (Switzerland)	19	6,455
Victrex PLC (United Kingdom)	378	10,499
WR Grace & Co.*	53	5,240

		453,608

Commercial Services & Supplies — 0.5%
ARC Document Solutions, Inc.*	420	3,877
Brambles Ltd. (Australia)	1,184	10,354
Downer EDI Ltd. (Australia)	3,490	11,831
Edenred (France)	128	3,194
Healthcare Services Group, Inc.	169	5,430
KAR Auction Services, Inc.	117	4,438
PayPoint PLC (United Kingdom)	390	4,744
Serco Group PLC (United Kingdom)	1,414	2,892
Tyco International PLC	1,225	52,749

		99,509

Communications Equipment — 0.5%
Brocade Communications Systems, Inc.	336	3,987
Cisco Systems, Inc.	1,668	45,912
JDS Uniphase Corp.*	248	3,254
Motorola Solutions, Inc.	170	11,334
Palo Alto Networks, Inc.*	44	6,428
QUALCOMM, Inc.	473	32,798
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	418	5,248

		108,961

Construction & Engineering — 0.1%
Chicago Bridge & Iron Co. NV	83	4,089
Jacobs Engineering Group, Inc.*	44	1,987
Larsen & Toubro Ltd. (India), GDR, RegS	188	5,245

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Leighton Holdings Ltd. (Australia)	723	$11,585
Quanta Services, Inc.*	79	2,254

		25,160

Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	1,000	3,776
China National Building Material Co. Ltd. (China) (Class H Stock)	2,000	1,990
Eagle Materials, Inc.	37	3,092
Fletcher Building Ltd. (New Zealand)	1,576	9,898
Holcim Ltd. (Switzerland)*	515	38,369
James Hardie Industries PLC (Ireland)	695	8,040
Martin Marietta Materials, Inc.	47	6,571
Siam Cement PCL (The) (Thailand), NVDR	200	3,146
Taiwan Cement Corp. (Taiwan)	2,000	2,815
Vulcan Materials Co.	291	24,531

		102,228

Consumer Finance — 0.4%
Ally Financial, Inc.*	237	4,972
American Express Co.	314	24,530
Credit Saison Co. Ltd. (Japan)	1,000	17,939
Credito Real SAB de CV, SOFOM, ER (Mexico)	1,002	2,363
Discover Financial Services	461	25,977

		75,781

Containers & Packaging — 0.2%
Amcor Ltd. (Australia)	984	10,484
Ball Corp.	43	3,038
Berry Plastics Group, Inc.*	173	6,261
CPMC Holdings Ltd. (China)(g)	1,000	526
Crown Holdings, Inc.*	88	4,754
FP Corp. (Japan)	100	3,627
Huhtamaki OYJ (Finland)	72	2,240
MeadWestvaco Corp.	64	3,192
Packaging Corp. of America	72	5,630
Rock-Tenn Co. (Class A Stock)	84	5,418
Vidrala SA (Spain)	89	4,347

		49,517

Distributors
D’ieteren SA/NV (Belgium)	29	1,017
LKQ Corp.*	201	5,138

		6,155

Diversified Consumer Services
TAL Education Group (China), ADR*	100	3,322

Diversified Financial Services — 0.4%
Bursa Malaysia Bhd (Malaysia)(g)	1,200	2,780
CBOE Holdings, Inc.	17	976
FirstRand Ltd. (South Africa)	710	3,264
GT Capital Holdings, Inc. (Philippines)	220	6,587
Intercontinental Exchange, Inc.	193	45,021
McGraw Hill Financial, Inc.	126	13,028

		71,656

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	256	8,358
China Unicom Hong Kong Ltd. (China)	2,000	3,045
Iliad SA (France)	39	9,112

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Jazztel PLC (Spain)*	384	$5,233
Nippon Telegraph & Telephone Corp. (Japan)	800	49,385
TDC A/S (Denmark)	1,633	11,700
Telecom Italia SpA (Italy)	15,652	14,718
Telefonica Deutschland Holding AG (Germany)*	2,790	16,044
Telefonica SA (Spain)	1,634	23,251
Xl Axiata Tbk PT (Indonesia)	1,200	399

		141,245

Electric Utilities — 1.0%
American Electric Power Co., Inc.	435	24,469
EDP - Energias do Brasil SA (Brazil)	3,700	12,080
El Paso Electric Co.	113	4,366
Entergy Corp.	239	18,520
Exelon Corp.	1,194	40,130
FirstEnergy Corp.	2,004	70,260
ITC Holdings Corp.	87	3,256
PNM Resources, Inc.	46	1,343
SSE PLC (United Kingdom)	770	17,088

		191,512

Electrical Equipment — 0.3%
Acuity Brands, Inc.	34	5,717
Hubbell, Inc. (Class B Stock)	43	4,714
Kendrion NV (Netherlands)	111	3,462
LS Industrial Systems Co. Ltd. (South Korea)(g)	40	2,298
Mabuchi Motor Co. Ltd. (Japan)	100	5,290
Mersen (France)	166	4,323
Nexans SA (France)*	141	4,768
Prysmian SpA (Italy)	507	10,449
Schneider Electric SE (France)	234	18,210
Sensata Technologies Holding NV*	104	5,975
Ushio, Inc. (Japan)	200	2,479

		67,685

Electronic Equipment, Instruments & Components — 0.5%
Cognex Corp.*	107	5,306
Delta Electronics, Inc. (Taiwan)	1,000	6,301
Domino Printing Sciences PLC (United Kingdom)	374	5,187
FEI Co.	44	3,359
Hexagon AB (Sweden) (Class B Stock)	473	16,794
Ingram Micro, Inc. (Class A Stock)*	161	4,044
Keysight Technologies, Inc.*	682	25,336
Kyocera Corp. (Japan)	200	10,931
LRAD Corp.*	1,214	2,853
Nippon Ceramic Co. Ltd. (Japan)	200	2,767
Oxford Instruments PLC (United Kingdom)	415	5,121
Pure Technologies Ltd. (Canada)	80	512
Sunny Optical Technology Group Co. Ltd. (China)	3,000	5,444
Trimble Navigation Ltd.*	163	4,108
Venture Corp. Ltd. (Singapore)	400	2,489
Zebra Technologies Corp. (Class A Stock)*	48	4,354

		104,906

Energy Equipment & Services — 0.3%
Amec Foster Wheeler PLC (United Kingdom)	373	4,989

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Baker Hughes, Inc.	40	$2,543
Bristow Group, Inc.	25	1,361
Core Laboratories NV	45	4,702
Exterran Holdings, Inc.	76	2,551
Halliburton Co.	111	4,871
Helix Energy Solutions Group, Inc.*	138	2,064
National Oilwell Varco, Inc.	45	2,250
Oceaneering International, Inc.	106	5,717
Schlumberger Ltd.	204	17,022
Superior Energy Services, Inc.	190	4,245
Tenaris SA (Luxembourg), ADR	129	3,612
Tesco Corp.	50	569
U.S. Silica Holdings, Inc.	25	890

		57,386

Food & Staples Retailing — 1.5%
Ain Pharmaciez, Inc. (Japan)	100	3,961
BIM Birlesik Magazalar A/S (Turkey)	347	6,148
Convenience Retail Asia Ltd. (Hong Kong)	6,000	3,792
Costco Wholesale Corp.	160	24,239
CP ALL PCL (Thailand)	6,200	7,812
CVS Health Corp.	369	38,084
Delhaize Group SA (Belgium)	291	26,143
FamilyMart Co. Ltd. (Japan)	300	12,570
GS Retail Co. Ltd. (South Korea)	133	4,004
Hero Supermarket Tbk PT (Indonesia)*(g)	3,200	442
Koninklijke Ahold NV (Netherlands)	391	7,705
Magnit PJSC (Russia), GDR, RegS	392	20,012
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	200	7,117
PriceSmart, Inc.	35	2,974
Raia Drogasil SA (Brazil)	405	3,623
Rite Aid Corp.*	2,600	22,594
Shoprite Holdings Ltd. (South Africa)	698	9,437
Sprouts Farmers Market, Inc.*	114	4,016
Sysco Corp.	885	33,391
Walgreens Boots Alliance, Inc.	442	37,429
Wal-Mart de Mexico SAB de CV (Mexico)	3,500	8,722
Wal-Mart Stores, Inc.	81	6,662
Whole Foods Market, Inc.	44	2,292

		293,169

Food Products — 1.3%
Binggrae Co. Ltd. (South Korea)(g)	67	4,960
BRF SA (Brazil)	112	2,216
Bunge Ltd.	398	32,779
Calbee, Inc. (Japan)	100	4,341
China Mengniu Dairy Co. Ltd. (China)	2,000	10,629
CJ CheilJedang Corp. (South Korea)	10	3,404
ConAgra Foods, Inc.	615	22,466
Edita Food Industries SAE (Egypt), GDR, 144A*	79	970
Flowers Foods, Inc.	233	5,298
General Mills, Inc.	308	17,433
Grupo Lala SAB de CV (Mexico)	900	1,821
Ingredion, Inc.	413	32,140
J.M. Smucker Co. (The)	26	3,009
Kellogg Co.	153	10,090
Keurig Green Mountain, Inc.	35	3,911
Mayora Indah Tbk PT (Indonesia)(g)	1,800	3,974
McCormick & Co., Inc.	118	9,099
Mondelez International, Inc. (Class A Stock)	451	16,277

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Nestle SA (Switzerland)	722	$54,368
Post Holdings, Inc.*	35	1,639
Uni-President Enterprises Corp. (Taiwan)	6,180	10,328
Universal Robina Corp. (Philippines)	1,230	6,213
Want Want China Holdings Ltd. (China)	8,000	8,513

		265,878

Gas Utilities — 0.2%
Atmos Energy Corp.	10	553
Enagas SA (Spain)	312	8,922
Gas Natural SDG SA (Spain)	626	14,055
Infraestructura Energetica Nova SAB de CV (Mexico)	500	2,731
National Fuel Gas Co.	77	4,645
Towngas China Co. Ltd. (Hong Kong)	3,000	2,744
WGL Holdings, Inc.	85	4,794

		38,444

Health Care Equipment & Supplies — 1.6%
Align Technology, Inc.*	96	5,163
Ambu A/S (Denmark) (Class B Stock)	258	5,952
Becton, Dickinson and Co	334	47,959
BioMerieux (France)	18	1,744
Cochlear Ltd. (Australia)	62	4,262
Cooper Cos., Inc. (The)	17	3,186
DENTSPLY International, Inc.	499	25,394
Elekta AB (Sweden) (Class B Stock)	224	2,014
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,271	6,248
GN Store Nord A/S (Denmark)	783	17,482
IDEXX Laboratories, Inc.*	25	3,862
Intuitive Surgical, Inc.*	48	24,241
Medtronic PLC	1,039	81,032
Nakanishi, Inc. (Japan)	100	3,902
Nikkiso Co. Ltd. (Japan)	400	3,578
Olympus Corp. (Japan)*	400	14,830
ResMed, Inc.	80	5,742
Sirona Dental Systems, Inc.*	58	5,219
Sonova Holding AG (Switzerland)	83	11,516
Stryker Corp.	303	27,952
West Pharmaceutical Services, Inc.	100	6,021
Wright Medical Group, Inc.*	138	3,560

		310,859

Health Care Providers & Services — 2.8%
Aetna, Inc.	229	24,395
AmerisourceBergen Corp.	263	29,895
Anthem, Inc.	321	49,566
Brookdale Senior Living, Inc.*	104	3,927
Cardinal Health, Inc.	164	14,804
Centene Corp.*	55	3,888
CIGNA Corp.	479	62,002
Community Health Systems, Inc.*	53	2,771
DaVita HealthCare Partners, Inc.*	137	11,135
Fagron (Belgium)	95	3,699
Fresenius Medical Care AG & Co. KGaA (Germany)	36	2,992
Fresenius SE & Co. KGaA (Germany)	252	15,023
HCA Holdings, Inc.*	602	45,288
Henry Schein, Inc.*	7	977
Humana, Inc.	7	1,246

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
McKesson Corp.	579	$130,970
Message Co. Ltd. (Japan)	100	3,022
Miraca Holdings, Inc. (Japan)	100	4,597
Molina Healthcare, Inc.*	33	2,221
Odontoprev SA (Brazil)	500	1,715
Primary Health Care Ltd. (Australia)	4,429	18,508
UnitedHealth Group, Inc.	1,046	123,731
WellCare Health Plans, Inc.*	70	6,402

		562,774

Health Care Technology
athenahealth, Inc.*	24	2,865
Medidata Solutions, Inc.*	14	687

		3,552

Hotels, Restaurants & Leisure — 1.9%
Ajisen China Holdings Ltd. (Hong Kong)(g)	5,000	2,880
Bloomin’ Brands, Inc.	147	3,576
Carnival Corp.	1,214	58,078
Chipotle Mexican Grill, Inc.*	44	28,624
Compass Group PLC (United Kingdom)	696	12,082
Denny’s Corp.*	419	4,777
Gourmet Master Co. Ltd. (Taiwan)(g)	1,000	4,457
Hilton Worldwide Holdings, Inc.*	725	21,475
Hongkong & Shanghai Hotels (The) (Hong Kong)	2,000	2,818
Ladbrokes PLC (United Kingdom)	980	1,511
Las Vegas Sands Corp.	367	20,200
Marriott International, Inc. (Class A Stock)	154	12,369
McDonald’s Corp.	309	30,109
MGM Resorts International*	1,267	26,645
Norwegian Cruise Line Holdings Ltd.*	165	8,912
Paddy Power PLC (Ireland)*	39	3,343
Royal Caribbean Cruises Ltd.	15	1,228
Skylark Co. Ltd. (Japan)	400	5,273
Starbucks Corp.	455	43,089
Starwood Hotels & Resorts Worldwide, Inc.	55	4,593
William Hill PLC (United Kingdom)	3,196	17,550
Wynn Macau Ltd. (Macau)	5,600	12,102
Wynn Resorts Ltd.	363	45,694
Yum! Brands, Inc.	27	2,125

		373,510

Household Durables — 0.3%
DFS Furniture PLC (United Kingdom)*	896	3,409
Harman International Industries, Inc.	42	5,612
Jarden Corp.*	114	6,031
Lennar Corp. (Class A Stock)	44	2,280
MDC Holdings, Inc.	148	4,218
Persimmon PLC (United Kingdom)*	333	8,206
Skyline Corp.*	784	2,728
Sony Corp. (Japan)*	700	18,721
Techtronic Industries Co. Ltd. (Hong Kong)	500	1,686
UCP, Inc. (Class A Stock)*	380	3,306

		56,197

Household Products — 0.4%
Church & Dwight Co., Inc.	35	2,990
Colgate-Palmolive Co.	134	9,292
Energizer Holdings, Inc.	75	10,354
LG Household & Health Care Ltd. (South Korea)	33	25,015

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Products (cont’d.)
Procter & Gamble Co. (The)	102	$8,358
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	680	15,626

		71,635

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	3,313	42,572
Albioma SA (France)	32	611
Calpine Corp.*	199	4,551
China Longyuan Power Group Corp. (China) (Class H Stock)	3,000	3,261
Dynegy, Inc.*	99	3,112
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	8,000	2,896
NRG Energy, Inc.	1,211	30,505

		87,508

Industrial Conglomerates — 2.5%
3M Co.	129	21,279
Beijing Enterprises Holdings Ltd. (China)	2,500	19,641
Carlisle Cos., Inc.	17	1,575
Danaher Corp.	1,595	135,415
DCC PLC (Ireland)	77	4,587
General Electric Co.	6,828	169,403
Hutchison Whampoa Ltd. (Hong Kong)	3,000	41,583
Jardine Matheson Holdings Ltd. (Hong Kong)	200	12,640
Koninklijke Philips NV (Netherlands)	420	11,915
Roper Industries, Inc.	396	68,112
SM Investments Corp. (Philippines)	310	6,234

		492,384

Insurance — 2.8%
AIA Group Ltd. (Hong Kong)	11,000	69,063
Allstate Corp. (The)	382	27,187
AON PLC	335	32,200
Aviva PLC (United Kingdom)	4,760	38,094
AXA SA (France)	535	13,465
China Life Insurance Co. Ltd. (Taiwan)	3,200	2,788
Chubb Corp. (The)	257	25,983
CNA Financial Corp.	122	5,054
CNO Financial Group, Inc.	315	5,424
Direct Line Insurance Group PLC (United Kingdom)	4,931	23,269
First American Financial Corp.	149	5,316
FNF Group	160	5,882
Genworth Financial, Inc. (Class A Stock)*	1,000	7,310
Korean Reinsurance Co. (South Korea)	211	1,938
Markel Corp.*	5	3,845
Marsh & McLennan Cos., Inc.	649	36,402
MetLife, Inc.	1,281	64,755
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	78	16,761
Old Republic International Corp.	265	3,959
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	1,500	17,995
QBE Insurance Group Ltd. (Australia)	1,063	10,508
RSA Insurance Group PLC (United Kingdom)	2,294	14,299
Sanlam Ltd. (South Africa)	1,103	7,109
Sony Financial Holdings, Inc. (Japan)	300	4,826

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Standard Life PLC (United Kingdom)	507	$3,562
Standard Life PLC (United Kingdom) (Class B Stock)*	517	560
Symetra Financial Corp.	257	6,029
Tokio Marine Holdings, Inc. (Japan)	1,000	37,747
Unico American Corp.*	220	2,375
Willis Group Holdings PLC	281	13,539
XL Group PLC (Ireland)	627	23,074
Zurich Insurance Group AG (Switzerland)*	97	32,786

		563,104

Internet & Catalog Retail — 1.6%
Amazon.com, Inc.*	327	121,677
Ctrip.com International Ltd. (China), ADR*	59	3,459
Netflix, Inc.*	89	37,085
Priceline Group, Inc. (The)*	82	95,460
Qunar Cayman Islands Ltd. (China), ADR*	58	2,393
Start Today Co. Ltd. (Japan)	300	7,897
Takkt AG (Germany)	158	2,891
TripAdvisor, Inc.*	50	4,159
Vipshop Holdings Ltd. (China), ADS*	1,291	38,007
Yoox SpA (Italy)*	81	2,234

		315,262

Internet Software & Services — 3.1%
58.com, Inc. (China), ADR*	157	8,302
AfreecaTV Co. Ltd. (South Korea)	152	3,438
Akamai Technologies, Inc.*	124	8,810
Alibaba Group Holding Ltd. (China), ADR*	600	49,944
AOL, Inc.*	26	1,030
Auto Trader Group PLC (United Kingdom)*	605	2,259
Autohome, Inc. (China), ADR*	86	3,781
Baidu, Inc. (China), ADR*	484	100,866
Ebiquity PLC (United Kingdom)*(g)	1,088	2,050
Facebook, Inc. (Class A Stock)*	945	77,693
Google, Inc. (Class A Stock)*	85	47,149
Google, Inc. (Class C Stock)*	156	85,488
GrubHub, Inc.*	98	4,448
IAC/InterActiveCorp	23	1,552
Kakaku.com, Inc. (Japan)	200	3,319
LendingClub Corp.*	39	766
LinkedIn Corp. (Class A Stock)*	109	27,235
Mail.Ru Group Ltd. (Russia), GDR, RegS*	164	3,259
MercadoLibre, Inc. (Argentina)	72	8,821
NAVER Corp. (South Korea)	27	16,289
Pandora Media, Inc.*	232	3,761
PChome Online, Inc. (Taiwan)	1,000	13,007
Rackspace Hosting, Inc.*	74	3,818
Tencent Holdings Ltd. (China)	4,300	81,657
Twitter, Inc.*	803	40,214
VeriSign, Inc.*	36	2,411
Yahoo Japan Corp. (Japan)	2,500	10,312
Yahoo!, Inc.*	182	8,087
Yandex NV (Russia) (Class A Stock)*	98	1,486
Zillow Group, Inc. (Class A Stock)*	46	4,614

		625,866

IT Services — 2.3%
Accenture PLC (Class A Stock)	318	29,793
Altran Technologies SA (France)	263	2,634
Amadeus IT Holding SA (Spain) (Class A Stock)	390	16,714
AtoS (France)	210	14,456

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Automatic Data Processing, Inc.	364	$31,173
Cognizant Technology Solutions Corp. (Class A Stock)*	65	4,055
CSG Systems International, Inc.	151	4,589
Fidelity National Information Services, Inc.	378	25,727
Fiserv, Inc.*	253	20,088
FleetCor Technologies, Inc.*	40	6,037
Gartner, Inc.*	29	2,432
Global Payments, Inc.	34	3,117
Indra Sistemas SA (Spain)	115	1,348
Infosys Ltd. (India), ADR	497	17,435
Jack Henry & Associates, Inc.	84	5,871
Luxoft Holding, Inc.*	68	3,518
MasterCard, Inc. (Class A Stock)	679	58,659
Optimal Payments PLC (Isle of Man)*	276	2,153
Travelsky Technology Ltd. (China) (Class H Stock)	3,000	3,453
Visa, Inc. (Class A Stock)	2,007	131,278
Western Union Co. (The)	1,178	24,514
Wirecard AG (Germany)	334	14,076
Xchanging PLC (United Kingdom)	1,744	3,488
Xerox Corp.	2,923	37,561

		464,169

Leisure Products — 0.1%
Brunswick Corp.	73	3,756
Mattel, Inc.	564	12,887
Polaris Industries, Inc.	41	5,785
Rapala VMC OYJ (Finland)	185	1,015
Sankyo Co. Ltd. (Japan)	100	3,552
Thule Group AB (The) (Sweden)*	167	1,794

		28,789

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	1,331	55,303
Charles River Laboratories International, Inc.*	73	5,788
Eurofins Scientific SE (France)	25	6,729
Illumina, Inc.*	66	12,252
Mettler-Toledo International, Inc.*	17	5,587
Tecan Group AG (Switzerland)	37	4,851
Thermo Fisher Scientific, Inc.	993	133,400

		223,910

Machinery — 1.4%
Aalberts Industries NV (Netherlands)	146	4,595
Colfax Corp.*	100	4,773
Dover Corp.	40	2,765
Flowserve Corp.	512	28,923
Fujitec Co. Ltd. (Japan)	500	4,883
GEA Group AG (Germany)	284	13,652
Graco, Inc.	92	6,639
Harsco Corp.	133	2,296
Illinois Tool Works, Inc.	212	20,594
Ingersoll-Rand PLC	20	1,362
Lincoln Electric Holdings, Inc.	75	4,904
METAWATER Co. Ltd. (Japan)	200	4,092
Middleby Corp. (The)*	51	5,235
Nabtesco Corp. (Japan)	400	11,556
NORMA Group SE (Germany)	208	10,443
Obara Group, Inc. (Japan)	100	5,647

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Oiles Corp. (Japan)	120	$2,341
Oshkosh Corp.	87	4,245
PACCAR, Inc.	25	1,579
Pall Corp.	343	34,434
Pentair PLC (United Kingdom)	342	21,508
Pfeiffer Vacuum Technology AG (Germany)	47	3,992
SFS Group AG (Switzerland)*	47	3,494
Stabilus SA (Luxembourg)*	125	4,308
Stanley Black & Decker, Inc.	78	7,438
Sulzer AG (Switzerland)	150	16,465
Vesuvius PLC (United Kingdom)	763	5,545
Volvo AB (Sweden) (Class B Stock)	851	10,299
WABCO Holdings, Inc.*	55	6,758
Wabtec Corp.	218	20,712
Watts Water Technologies, Inc. (Class A Stock)	20	1,101
Xylem, Inc.	67	2,346

		278,924

Marine
Kirby Corp.*	46	3,452

Media — 1.9%
AH Belo Corp. (Class A Stock)	501	4,123
Aimia, Inc. (Canada)	419	4,271
Altice SA (Luxembourg)*	137	14,856
Astro Malaysia Holdings Bhd (Malaysia)	11,800	10,179
BEC World PCL (Thailand)	2,400	3,024
Charter Communications, Inc. (Class A Stock)*	5	966
Comcast Corp. (Class A Stock)	153	8,640
Comcast Corp. (Special Class A Stock)	441	24,725
CTS Eventim AG & Co KGaA (Germany)	126	3,970
Daiichikosho Co. Ltd. (Japan)	200	6,213
Discovery Communications, Inc. (Class C Stock)*	157	4,628
DISH Network Corp. (Class A Stock)*	62	4,344
Eutelsat Communications SA (France)	202	6,701
Huntsworth PLC (United Kingdom)	1,458	925
Liberty Global PLC (United Kingdom) (Class A Stock)*	359	18,478
Liberty Global PLC (United Kingdom) (Class C Stock)*	536	26,698
Liberty Media Corp. (Class A Stock)*	90	3,469
Liberty Media Corp. (Class C Stock)*	120	4,584
Major Cineplex Group PCL (Thailand)	6,300	6,341
Multiplus SA (Brazil)	754	7,910
Naspers Ltd. (South Africa) (Class N Stock)	25	3,835
Omnicom Group, Inc.	366	28,541
Sirius XM Holdings, Inc.*	1,083	4,137
Sky PLC (United Kingdom)	785	11,549
Surya Citra Media Tbk PT (Indonesia)	10,700	2,776
Tele Columbus AG (Germany)*	197	2,902
Time Warner Cable, Inc.	73	10,941
Time Warner, Inc.	482	40,700
Twenty-First Century Fox, Inc. (Class A Stock)	15	508
Viacom, Inc. (Class B Stock)	343	23,427
Walt Disney Co. (The)	530	55,592
WPP PLC (United Kingdom)	1,345	30,546

		380,499

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining — 2.5%
A.M. Castle & Co.*	159	$580
Acerinox SA (Spain)	1,110	18,670
Alcoa, Inc.	764	9,871
Anglo American PLC (United Kingdom)	471	7,034
AngloGold Ashanti Ltd. (South Africa)*	595	5,610
Antofagasta PLC (United Kingdom)	188	2,034
APERAM (Luxembourg)*	67	2,688
ArcelorMittal (Luxembourg) (NYSE)	66	622
ArcelorMittal (Luxembourg) (SGMX)	467	4,382
Barrick Gold Corp. (Canada)	1,010	11,070
BHP Billiton Ltd. (Australia)	1,969	45,767
BHP Billiton PLC (Australia)	1,017	22,318
Carpenter Technology Corp.	25	972
Centamin PLC (United Kingdom)	4,107	3,494
Cia de Minas Buenaventura SA (Peru), ADR	788	7,982
Constellium NV (Netherlands) (Class A Stock)*	204	4,145
Daido Steel Co. Ltd. (Japan)	1,000	4,476
Dominion Diamond Corp. (Canada)*	203	3,468
Dowa Holdings Co. Ltd. (Japan)	1,000	8,541
Eldorado Gold Corp. (Canada)	580	2,661
First Quantum Minerals Ltd. (Canada)	270	3,272
Franco-Nevada Corp. (Canada)	345	16,719
Freeport-McMoRan, Inc.	249	4,719
Fresnillo PLC (Mexico)	1,139	11,503
Glencore PLC (Switzerland)*	4,344	18,339
Goldcorp, Inc. (Canada)	870	15,764
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	2,780	8,198
Horsehead Holding Corp.*	55	696
JFE Holdings, Inc. (Japan)	300	6,622
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	2,000	3,717
KAZ Minerals PLC (United Kingdom)*	189	600
Korea Zinc Co. Ltd. (South Korea)	10	3,824
Mitsubishi Materials Corp. (Japan)	1,000	3,360
MMC Norilsk Nickel OJSC (Russia), ADR	1,341	23,823
New Gold, Inc. (Canada)*	900	3,020
Nippon Steel & Sumitomo Metal Corp. (Japan)	2,000	5,029
Nisshin Steel Co. Ltd. (Japan)	200	2,496
Nucor Corp.	143	6,797
Orocobre Ltd. (Australia)*	828	1,472
Osisko Gold Royalties Ltd. (Canada)	490	6,476
Outokumpu OYJ (Finland)*	193	1,534
Petra Diamonds Ltd. (United Kingdom)*	5,162	13,913
Platinum Group Metals Ltd. (Canada)*	5,050	2,751
POSCO (South Korea)	30	6,557
Randgold Resources Ltd. (United Kingdom)	195	13,518
Regis Resources Ltd. (Australia)*	2,231	2,214
Reliance Steel & Aluminum Co.	77	4,703
Rio Tinto Ltd. (United Kingdom)	208	9,013
Rio Tinto PLC (United Kingdom)	1,010	41,649
Royal Gold, Inc.	123	7,763
RTI International Metals, Inc.*	110	3,950
Ryerson Holding Corp.*	46	293
Silver Wheaton Corp. (Canada) (NYSE)	664	12,629
Silver Wheaton Corp. (Canada) (TSX)	120	2,280
Sims Metal Management Ltd. (Australia)	1,182	11,136
Southern Copper Corp. (Mexico)	456	13,306
Steel Dynamics, Inc.	180	3,618

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Stillwater Mining Co.*	454	$5,866
ThyssenKrupp AG (Germany)	238	6,231
Toho Titanium Co. Ltd. (Japan)*	200	1,470
UACJ Corp. (Japan)	2,000	5,497
United States Steel Corp.	181	4,416
Voestalpine AG (Austria)	86	3,146
Worthington Industries, Inc.	111	2,954

		493,238

Multiline Retail — 0.5%
Burlington Stores, Inc.*	66	3,922
Harvey Norman Holdings Ltd. (Australia)	855	2,890
J.C. Penney Co., Inc.*	1,542	12,968
Kohl’s Corp.	263	20,580
Lojas Renner SA (Brazil)	849	23,944
Marks & Spencer Group PLC (United Kingdom)	2,584	20,436
Matahari Department Store Tbk PT (Indonesia)	2,500	3,760
SACI Falabella (Chile)	359	2,746
Woolworths Holdings Ltd. (South Africa)	1,076	7,629

		98,875

Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	280	5,715
DTE Energy Co.	20	1,614
GDF Suez (France)	117	2,310
National Grid PLC (United Kingdom)	336	4,320
NiSource, Inc.	229	10,113
PG&E Corp.	609	32,320
Sempra Energy	147	16,026

		72,418

Oil, Gas & Consumable Fuels — 3.0%
Anadarko Petroleum Corp.	103	8,529
Apache Corp.	627	37,827
BG Group PLC (United Kingdom)	796	9,770
California Resources Corp.	100	761
Canadian Natural Resources Ltd. (Canada) (NYSE)	1,421	43,639
Canadian Natural Resources Ltd. (Canada) (TSX)	381	11,678
Cheniere Energy, Inc.*	8	619
Chevron Corp.	127	13,332
Cimarex Energy Co.	225	25,895
CNOOC Ltd. (China)	5,000	7,057
Concho Resources, Inc.*	267	30,951
CONSOL Energy, Inc.	180	5,020
Continental Resources, Inc.*	120	5,240
Diamondback Energy, Inc.*	56	4,303
Energen Corp.	75	4,950
Eni SpA (Italy)	787	13,621
EOG Resources, Inc.	78	7,152
EQT Corp.	550	45,579
Exxon Mobil Corp.	437	37,145
Golar LNG Ltd. (Bermuda)	30	998
Gulfport Energy Corp.*	76	3,489
Hess Corp.	99	6,719
INPEX Corp. (Japan)	1,900	20,936
Kelt Exploration Ltd. (Canada)*	160	956
Kosmos Energy Ltd.*	331	2,618

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Marathon Oil Corp.	101	$2,637
Marathon Petroleum Corp.	25	2,560
Matador Resources Co.*	129	2,828
Newfield Exploration Co.*	20	702
NuVista Energy Ltd. (Canada)*	230	1,384
Oasis Petroleum, Inc.*	67	953
Occidental Petroleum Corp.	396	28,908
Ophir Energy PLC (United Kingdom)*	1,157	2,310
Origin Energy Ltd. (Australia)	1,720	14,743
PDC Energy, Inc.*	21	1,135
Penn Virginia Corp.*	120	778
Petroleo Brasileiro SA (Brazil), ADR	235	1,412
Pioneer Natural Resources Co.	436	71,290
Range Resources Corp.	244	12,698
Rosetta Resources, Inc.*	108	1,838
Royal Dutch Shell PLC (Netherlands)
(Class A Stock), ADR	172	10,260
Royal Dutch Shell PLC (Netherlands)
(Class B Stock)	480	14,952
Royal Dutch Shell PLC (Netherlands)
(Class B Stock), ADR	623	39,062
Seven Generations Energy Ltd. (Canada)
(Class A Stock)*	325	4,144
SM Energy Co.	131	6,770
Southwestern Energy Co.	20	1,008
Spectra Energy Corp.	632	22,859
W&T Offshore, Inc.	444	2,269
Whiting Petroleum Corp.*	154	4,759
Woodside Petroleum Ltd. (Australia)	111	2,908
WPX Energy, Inc.*	240	2,623

		606,574

Paper & Forest Products — 0.2%
Clearwater Paper Corp.*	19	1,241
International Paper Co.	405	22,473
KapStone Paper and Packaging Corp.	54	1,773
Schweitzer-Mauduit International, Inc.	29	1,337
TFS Corp. Ltd. (Australia)	1,891	2,532
West Fraser Timber Co. Ltd. (Canada)	379	19,391

		48,747

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	98	8,150
Pola Orbis Holdings, Inc. (Japan)	100	5,298

		13,448

Pharmaceuticals — 3.8%
AbbVie, Inc.	712	41,680
Actavis PLC*	242	72,024
Akorn, Inc.*	49	2,328
Aspen Pharmacare Holdings Ltd. (South Africa)*	640	20,222
Bayer AG (Germany)	96	14,363
Dr Reddy’s Laboratories Ltd. (India), ADR	168	9,593
Eisai Co. Ltd. (Japan)	100	7,113
Eli Lilly & Co.	76	5,521
GlaxoSmithKline PLC (United Kingdom),
ADR	495	22,844
Hospira, Inc.*	371	32,589
Johnson & Johnson	227	22,836

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Laboratorios Farmaceuticos Rovi SA (Spain)	259	$4,528
Mallinckrodt PLC*	18	2,280
Merck & Co., Inc.	1,709	98,233
Mylan NV*	668	39,646
Novartis AG (Switzerland)	848	83,698
Otsuka Holdings Co. Ltd. (Japan)	300	9,385
Pacira Pharmaceuticals, Inc.*	19	1,688
Perrigo Co. PLC	7	1,159
Pfizer, Inc.	4,431	154,154
Shire PLC (Ireland)	73	5,820
Shire PLC (Ireland), ADR	57	13,640
Takeda Pharmaceutical Co. Ltd. (Japan)	200	9,984
Teva Pharmaceutical Industries Ltd. (Israel), ADR	463	28,845
Valeant Pharmaceuticals International, Inc. (NYSE)*	179	35,553
Valeant Pharmaceuticals International, Inc. (TSX)*	70	13,829
Zoetis, Inc.	366	16,942

		770,497

Professional Services — 0.6%
Capita PLC (United Kingdom)	1,502	24,829
CBIZ, Inc.*	548	5,113
DKSH Holding AG (Switzerland)*	61	4,972
Equifax, Inc.	276	25,668
Exova Group PLC (United Kingdom)*	1,518	3,603
Experian PLC (United Kingdom)	539	8,922
Hays PLC (United Kingdom)	2,062	4,654
IHS, Inc. (Class A Stock)*	72	8,191
ManpowerGroup, Inc.	53	4,566
Sai Global Ltd. (Australia)	634	1,994
SGS SA (Switzerland)	3	5,720
Temp Holdings Co. Ltd. (Japan)	200	6,901
Towers Watson & Co. (Class A Stock)	39	5,155
Veda Group Ltd. (Australia)	1,487	2,620
Verisk Analytics, Inc. (Class A Stock)*	80	5,712
YouGov PLC (United Kingdom)(g)	1,769	3,253

		121,873

Real Estate Investment Trusts (REITs) — 4.0%
Acadia Realty Trust	181	6,313
Alexandria Real Estate Equities, Inc.	69	6,765
American Campus Communities, Inc.	138	5,916
American Capital Agency Corp.	140	2,986
American Capital Mortgage Investment Corp.	247	4,436
American Residential Properties, Inc.*	303	5,451
American Tower Corp.	508	47,828
Annaly Capital Management, Inc.	489	5,086
Apollo Commercial Real Estate Finance, Inc.	274	4,707
AvalonBay Communities, Inc.	136	23,698
Axia Real Estate SOCIMI SA (Spain)*	288	3,787
Boston Properties, Inc.	130	18,262
Brookfield Canada Office Properties (Canada)	210	4,759
Camden Property Trust	95	7,422
Canadian Real Estate Investment Trust (Canada)	45	1,652

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
CapitaMall Trust (Singapore)	3,330	$5,331
CBL & Associates Properties, Inc.	96	1,901
Charter Hall Retail REIT (Australia)	1,649	5,374
Cherry Hill Mortgage Investment Corp.	268	4,725
Concentradora Fibra Danhos SA de CV (Mexico)	940	2,243
CPN Retail Growth Leasehold Property
Fund (Thailand)(g)	7,300	3,612
Crown Castle International Corp.	471	38,876
CYS Investments, Inc.	528	4,704
DCT Industrial Trust, Inc.	157	5,442
Derwent London PLC (United Kingdom)	113	5,727
Digital Realty Trust, Inc.	232	15,303
Douglas Emmett, Inc.	460	13,713
EastGroup Properties, Inc.	61	3,669
Education Realty Trust, Inc.	142	5,024
Ellington Residential Mortgage REIT	297	4,865
Equity Residential	233	18,141
Essex Property Trust, Inc.	90	20,691
Excel Trust, Inc.	382	5,356
Federal Realty Investment Trust	137	20,168
First Potomac Realty Trust	353	4,197
Gecina SA (France)	133	17,988
General Growth Properties, Inc.	1,637	48,373
Great Portland Estates PLC (United Kingdom)	291	3,496
Hammerson PLC (United Kingdom)	366	3,604
Healthcare Realty Trust, Inc.	168	4,667
Highwoods Properties, Inc.	117	5,356
Home Properties, Inc.	25	1,732
Host Hotels & Resorts, Inc.	256	5,166
InnSuites Hospitality Trust	600	1,620
Investors Real Estate Trust	702	5,265
Iron Mountain, Inc.	236	8,609
Kilroy Realty Corp.	159	12,111
Kimco Realty Corp.	530	14,231
Land Securities Group PLC (United Kingdom)	940	17,451
Macerich Co. (The)	204	17,203
Mapletree Industrial Trust (Singapore)	3,300	3,796
Nippon Accommodations Fund, Inc. (Japan)	2	7,594
Nippon Prologis REIT, Inc. (Japan)	1	2,201
Novion Property Group (Australia)	3,347	6,376
Pebblebrook Hotel Trust	100	4,657
Plum Creek Timber Co., Inc.	100	4,345
Post Properties, Inc.	16	911
ProLogis, Inc.	497	21,649
PS Business Parks, Inc.	58	4,816
Public Storage	104	20,503
Ramco-Gershenson Properties Trust	279	5,189
Rayonier, Inc.	78	2,103
Regency Centers Corp.	256	17,418
RLJ Lodging Trust	247	7,734
Scentre Group (Australia)	1,847	5,247
Shaftesbury PLC (United Kingdom)	649	7,983
Simon Property Group, Inc.	232	45,388
SL Green Realty Corp.	157	20,156
Stockland (Australia)	906	3,095
Strategic Hotels & Resorts, Inc.*	342	4,251
Sunstone Hotel Investors, Inc.	120	2,000
Taubman Centers, Inc.	71	5,476

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Terreno Realty Corp.	114	$2,599
Unibail-Rodamco SE (France)	40	10,801
Urban Edge Properties	141	3,342
Vornado Realty Trust	153	17,136
Weingarten Realty Investors	160	5,757
Weyerhaeuser Co.	1,634	54,167
ZAIS Financial Corp.	317	5,655

		807,347

Real Estate Management & Development — 0.7%
Alexander & Baldwin, Inc.	32	1,382
BR Malls Participacoes SA (Brazil)	3,469	18,456
Brasil Brokers Participacoes SA (Brazil)	1,000	868
Central Pattana PCL (Thailand)	1,400	1,839
China Overseas Land & Investment Ltd. (China)	4,000	12,918
China Vanke Co. Ltd. (China) (Class H Stock)*	1,900	4,503
Deutsche Euroshop AG (Germany)	53	2,632
Emaar Malls Group PJSC (United Arab
Emirates)*	1,264	1,005
Hang Lung Properties Ltd. (Hong Kong)	5,000	14,047
Hongkong Land Holdings Ltd. (Hong Kong)	1,100	8,305
Hufvudstaden AB (Sweden) (Class A Stock)	207	2,839
Hysan Development Co. Ltd. (Hong Kong)	1,000	4,383
Iguatemi Empresa de Shopping Centers SA (Brazil)	450	3,970
Inmobiliaria Colonial SA (Spain)*	1,247	842
Jones Lang LaSalle, Inc.	37	6,305
Kerry Properties Ltd. (Hong Kong)	1,500	5,207
PSP Swiss Property AG (Switzerland)*	59	5,561
Realogy Holdings Corp.*	90	4,093
Soho China Ltd. (China)	8,000	5,449
Summarecon Agung Tbk PT (Indonesia)	22,100	2,904
Sun Hung Kai Properties Ltd. (Hong Kong)	1,000	15,419
Wharf Holdings Ltd. (The) (Hong Kong)	1,000	6,981
Yoma Strategic Holdings Ltd. (Singapore)*	3,300	1,143

		131,051

Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada)	38	6,943
Hertz Global Holdings, Inc.*	191	4,141
J.B. Hunt Transport Services, Inc.	66	5,636
Kansas City Southern	161	16,435
Norfolk Southern Corp.	102	10,498
Old Dominion Freight Line, Inc.*	42	3,247
Union Pacific Corp.	152	16,463

		63,363

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.*	1,063	2,849
Aixtron SE (Germany)*	523	3,937
Applied Materials, Inc.	661	14,912
ARM Holdings PLC (United Kingdom)	1,067	17,329
ASM Pacific Technology Ltd. (Hong Kong)	400	4,163
ASML Holding NV (Netherlands)	157	15,916
Cree, Inc.*	88	3,123
Cypress Semiconductor Corp.*	310	4,374
Intel Corp.	25	782
IQE PLC (United Kingdom)*	11,655	3,760
Marvell Technology Group Ltd.	280	4,116

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Microchip Technology, Inc.	186	$9,095
Micron Technology, Inc.*	1,330	36,083
NXP Semiconductors NV (Netherlands)*	116	11,642
OmniVision Technologies, Inc.*	131	3,454
QuickLogic Corp.*	1,000	1,930
SK Hynix, Inc. (South Korea)	421	17,196
STR Holdings, Inc.	1,896	2,711
Taiwan Semiconductor Manufacturing Co.
Ltd. (Taiwan)	8,000	37,180
Texas Instruments, Inc.	1,258	71,939
Xilinx, Inc.	265	11,209

		277,700

Software — 1.2%
Activision Blizzard, Inc.	224	5,090
ANSYS, Inc.*	63	5,556
Aspen Technology, Inc.*	23	885
Autodesk, Inc.*	68	3,987
CA, Inc.	988	32,219
CDK Global, Inc.	76	3,554
Computer Modelling Group Ltd. (Canada)	229	2,300
Descartes Systems Group, Inc. (The) (Canada)*	139	2,097
Electronic Arts, Inc.*	128	7,528
Guidewire Software, Inc.*	82	4,314
Informatica Corp.*	105	4,605
Intuit, Inc.	3	291
Microsoft Corp.	1,249	50,778
NetSuite, Inc.*	64	5,937
Open Text Corp. (Canada)	63	3,326
Playtech PLC (United Kingdom)	612	7,039
PTC, Inc.*	114	4,123
Red Hat, Inc.*	194	14,695
salesforce.com, Inc.*	538	35,944
ServiceNow, Inc.*	199	15,677
Splunk, Inc.*	94	5,565
Synopsys, Inc.*	131	6,068
Totvs SA (Brazil)	109	1,252
WANdisco PLC (United Kingdom)*	287	1,116
Workday, Inc. (Class A Stock)*	115	9,707

		233,653

Specialty Retail — 1.8%
Advance Auto Parts, Inc.	20	2,994
AutoZone, Inc.*	11	7,504
Byggmax Group AB (Sweden)	322	2,236
CarMax, Inc.*	138	9,523
Dick’s Sporting Goods, Inc.	88	5,015
Dufry AG (Switzerland)*	94	13,897
Foot Locker, Inc.	87	5,481
Hikari Tsushin, Inc. (Japan)	100	6,477
Home Depot, Inc. (The)	525	59,645
L Brands, Inc.	323	30,456
Lowe’s Cos., Inc.	1,179	87,706
Mr. Price Group Ltd. (South Africa)	155	3,315
Murphy USA, Inc.*	23	1,664
O’Reilly Automotive, Inc.*	118	25,516
Ross Stores, Inc.	480	50,573
Tiffany & Co.	32	2,816
Tom Tailor Holding AG (Germany)*	51	642
Tractor Supply Co.	295	25,093

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Ulta Salon Cosmetics & Fragrance, Inc.*	26	$3,922
VT Holdings Co. Ltd. (Japan)	900	3,942
World Duty Free SpA (Italy)*	260	2,796
XXL ASA (Norway)*	303	2,746
Yellow Hat Ltd. (Japan)	100	2,136

		356,095

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	895	111,365
Catcher Technology Co. Ltd. (Taiwan)	1,000	10,458
NCR Corp.*	117	3,453
Quanta Computer, Inc. (Taiwan)	2,000	4,827
Samsung Electronics Co. Ltd. (South Korea)	15	19,451
SanDisk Corp.	57	3,626
Seagate Technology PLC	190	9,886
Toshiba TEC Corp. (Japan)	1,000	6,589
Western Digital Corp.	173	15,745

		185,400

Textiles, Apparel & Luxury Goods — 0.8%
Burberry Group PLC (United Kingdom)	344	8,834
Cie Financiere Richemont SA (Switzerland) (SGMX)	206	16,552
Cie Financiere Richemont SA (Switzerland) (XJSE)	537	4,318
Hanesbrands, Inc.	544	18,229
Kate Spade & Co.*	213	7,112
Kering (France)	91	17,765
Luthai Textile Co. Ltd. (China) (Class B Stock)	1,800	2,619
Moncler SpA (Italy)	683	11,450
NIKE, Inc. (Class B Stock)	372	37,323
Pacific Textiles Holdings Ltd. (Hong Kong)	5,000	6,927
PVH Corp.	4	426
Samsonite International SA	3,600	12,514
Ted Baker PLC (United Kingdom)	145	5,353
Tumi Holdings, Inc.*	126	3,082
VF Corp.	23	1,732

		154,236

Thrifts & Mortgage Finance
Waterstone Financial, Inc.	448	5,752

Tobacco — 0.5%
Japan Tobacco, Inc. (Japan)	1,200	37,938
KT&G Corp. (South Korea)	151	12,072
Philip Morris International, Inc.	756	56,949

		106,959

Trading Companies & Distributors — 0.6%
Brenntag AG (Germany)	254	15,175
Fastenal Co.	82	3,398
IMCD Group NV (Netherlands)*	106	3,571
Indutrade AB (Sweden)	40	1,831
ITOCHU Corp. (Japan)	500	5,411
Mitsubishi Corp. (Japan)	900	18,084
Mitsui & Co. Ltd. (Japan)	500	6,696
Rexel SA (France)	502	9,466
Sumitomo Corp. (Japan)	3,800	40,550
W.W. Grainger, Inc.	60	14,149

		118,331

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure — 0.1%
CCR SA (Brazil)	520	$2,690
DP World Ltd. (United Arab Emirates)	876	18,922

		21,612

Water Utilities
American States Water Co.	114	4,547
California Water Service Group	182	4,461

		9,008

Wireless Telecommunication Services — 0.5%
Globe Telecom, Inc. (Philippines)	55	2,474
Sarana Menara Nusantara Tbk PT (Indonesia)*(g)	27,800	8,547
SBA Communications Corp. (Class A Stock)*	45	5,269
SoftBank Corp. (Japan)	700	40,768
SoftBank Corp. (Japan), ADR	85	2,471
Tim Participacoes SA (Brazil), ADR	420	6,964
T-Mobile US, Inc.*	631	19,996
Vodafone Group PLC (United Kingdom), ADR	492	16,079

		102,568

TOTAL COMMON STOCKS (cost $14,294,562)		14,913,985

PREFERRED STOCKS — 0.4%
Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)	110	29,172

Banks — 0.2%
Banco Bradesco SA (Brazil) (PRFC)	498	4,623
Itau Unibanco Holding SA (Brazil) (PRFC)	2,296	25,481

		30,104

Health Care Equipment & Supplies
Sartorius AG (Germany) (PRFC)	29	3,698

Metals & Mining
ArcelorMittal (Luxembourg), Series MTUS, CVT, 6.000%	87	1,307
Gerdau SA (Brazil) (PRFC)	800	2,549
Vale SA (Brazil) (PRFC), ADR	901	4,370

		8,226

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Brazil) (PRFC), ADR	525	3,197

TOTAL PREFERRED STOCKS (cost $86,694)		74,397

	Units
RIGHTS*(l)
Banks
Banco Bilbao Vizcaya Argentaria SA (Spain), expiring 04/14/15	2,751	$396

Commercial Services & Supplies
Serco Group (United Kingdom), expiring 04/16/15.	1,414	860

Diversified Financial Services
GT Capital Holdings, Inc. (Philippines), expiring 04/08/15	220	—

	Units	Value
RIGHTS*(l) (Continued)
Diversified Telecommunication Services
Telefonica SA (Spain), expiring 04/12/15	1,634	$264

TOTAL RIGHTS (cost $1,476)		1,520

	Shares
UNAFFILIATED MUTUAL FUNDS — 8.7%
T. Rowe Price Emerging Markets Bond Fund	52,466	632,741
T. Rowe Price Institutional Floating Rate Fund	50,652	514,118
T. Rowe Price Institutional High Yield Fund	64,622	592,582

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $1,783,060)		1,739,441

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.1%
Non-Residential Mortgage-Backed Securities
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class A3, 144A
1.610%	10/13/20	1	1,003
Cabela’s Credit Card Master Note Trust,
Series 2015-1A, Class A1
2.260%	03/15/23	5	5,055
Ford Credit Auto Lease Trust,
Series 2014-B, Class A4
1.100%	11/15/17	5	5,004
GE Equipment Transportation LLC,
Series 2014-1, Class A4
1.480%	08/23/22	5	5,019
Series 2015-1, Class A3
1.280%	02/25/19	1	1,001
John Deere Owner Trust,
Series 2014-B, Class A3
1.070%	11/15/18	5	5,009
Series 2015-A, Class A4
1.650%	12/15/21	5	5,030

TOTAL ASSET-BACKED SECURITIES (cost $27,002)			27,121

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Commercial Mortgage Trust,
Series 2014-CR20, Class A1
1.324%	11/10/47	9	9,353
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through,
Series K716, Class A1(g)
2.413%	01/25/21	10	9,966
FREMF Mortgage Trust,
Series 2015-K43, Class B, 144A
3.863%(c)	02/25/48	10	10,219
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(c)	04/15/47	10	10,966
Series 2014-C22, Class A1
1.451%	09/15/47	9	9,192

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(c)	08/15/47	10	$10,819
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	10,937

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $69,311)			71,452

CORPORATE OBLIGATIONS — 2.9%
Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Equipment Trust
3.700%	10/01/26	5	5,175
American Airlines 2015-1 Class A Pass-Through Trust,
Equipment Trust
3.375%	11/01/28	10	10,075
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.750%	12/15/16	5	5,361

			20,611

Automobiles — 0.1%
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	5,079
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.950%	09/12/17	5	5,080

			10,159

Banks — 0.4%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.650%	04/01/19	5	5,095
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	10	10,708
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.300%	07/14/17	5	5,016
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	07/21/17	5	5,008
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	02/01/19	10	10,145
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.850%	11/24/17	10	10,070
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	10	10,688
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	5	4,984
Sub. Notes
3.375%	05/01/23	10	10,067

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	10	$10,616

			82,397

Beverages — 0.1%
Anheuser-Busch Inbev Worldwide, Inc. (Belgium),
Gtd. Notes
2.875%	02/15/16	10	10,198

Biotechnology — 0.1%
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	5	5,072
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/19	10	10,132

			15,204

Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, MTN
7.500%	02/15/19	10	11,935
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	10	10,110
4.300%	01/27/45	5	5,181

			27,226

Commercial Services & Supplies
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	5	5,224

Consumer Finance — 0.2%
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	10	10,195
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	5,037
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20	10	10,119
Toyota Motor Credit Corp. (Japan),
Sr. Unsec’d. Notes, MTN
1.450%	01/12/18	10	10,064

			35,415

Containers & Packaging
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	5	5,028

Diversified Financial Services — 0.1%
General Electric Capital Corp.,
Sr. Unsec’d. Notes
1.625%	04/02/18	10	10,075
Sr. Unsec’d. Notes, MTN
2.200%	01/09/20	5	5,055

			15,130

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Telecommunication Services
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17	10	$9,947

Electric Utilities
Eversource Energy,
Sr. Unsec’d. Notes
1.600%	01/15/18	5	5,010
Southern Co. (The),
Sr. Unsec’d. Notes
1.300%	08/15/17	5	5,002

			10,012

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	5,030
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	10/30/19	5	5,037

			10,067

Energy Equipment & Services
Transocean, Inc.,
Gtd. Notes
6.375%	12/15/21	5	4,206

Food & Staples Retailing
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17	5	5,045

Food Products
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	5	5,516

Health Care Equipment & Supplies — 0.1%
Medtronic, Inc.,
Gtd. Notes, 144A
2.500%	03/15/20	10	10,221
Zimmer Holdings, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	5	5,060
4.250%	08/15/35	5	5,158

			20,439

Health Care Providers & Services — 0.2%
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	10	9,947
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	10	10,243
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	5	5,098
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	5,111

			30,399

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Household Durables
Whirlpool Corp.,
Sr. Unsec’d. Notes
1.650%	11/01/17	5	$5,032

Independent Power & Renewable Electricity Producers
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19	5	5,606

Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	5	5,074
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	5	5,422
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19	10	10,143

			20,639

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.300%	12/05/21	10	10,400
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.650%	03/15/25	5	5,088

			15,488

IT Services — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20	15	15,021

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	10	10,140

Media — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23	10	10,359
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	10	11,477
Omnicom Group, Inc.,
Gtd. Notes
3.650%	11/01/24	5	5,172
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16	10	9,996

			37,004

Metals & Mining — 0.2%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.950%	02/01/37	5	5,249
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18	10	10,066

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
1.375%	06/17/16	10	$10,054
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	5	4,806

			30,175

Multi-Utilities
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	12/01/19	5	5,081

Oil, Gas & Consumable Fuels — 0.4%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	5,039
California Resources Corp.,
Gtd. Notes, 144A
6.000%	11/15/24	2	1,755
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	5	4,652
EQT Midstream Partners LP,
Gtd. Notes
4.000%	08/01/24	5	4,964
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	12/01/17	5	4,992
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	5	5,246
Noble Holding International Ltd.,
Gtd. Notes
4.000%	03/16/18	5	5,028
Pemex Project Funding Master Trust (Mexico),
Gtd. Notes
6.625%	06/15/35	10	11,450
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
3.500%	07/23/20	10	10,225
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	5,020
SESI LLC,
Gtd. Notes
6.375%	05/01/19	10	10,150
Southwestern Energy Co.,
Sr. Unsec’d. Notes
3.300%	01/23/18	5	5,096
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	2	1,985

			75,602

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pharmaceuticals
Actavis Funding SCS,
Gtd. Notes
4.550%	03/15/35	5	$5,212

Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	5,004
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	5	5,211
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	5,130

			15,345

Real Estate Management & Development
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	2	2,515

Software — 0.1%
Oracle Corp.,
Sr. Unsec’d. Notes
2.250%	10/08/19	10	10,197

Trading Companies & Distributors
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	5	5,013

TOTAL CORPORATE OBLIGATIONS (cost $573,540)			580,293

FOREIGN GOVERNMENT BONDS — 0.2%
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	10,011
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.875%	10/16/24	10	10,460
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	10	11,550

TOTAL FOREIGN GOVERNMENT BONDS (cost $30,626)			32,021

MUNICIPAL BOND
University of California,
Revenue Bonds, Series J
(cost $5,000)
4.131%	05/15/45	5	5,107

RESIDENTIAL MORTGAGE-BACKED SECURITIES
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1
(cost $9,480)
1.672%(c)	02/25/25	9	9,545

U.S. TREASURY OBLIGATIONS — 12.1%
U.S. Treasury Bonds
2.500%	02/15/45	45	44,585

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
3.000%	11/15/44	35	$38,350
3.125%	11/15/41-08/15/44	146	162,839
3.375%	05/15/44	5	5,857
3.500%	02/15/39	5	5,920
3.625%	08/15/43	50	61,102
4.500%	02/15/36-05/15/38	52	70,812
5.375%	02/15/31	29	41,207
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16-07/15/24	1,008	1,035,312
0.625%	07/15/21-01/15/24	102	106,906
0.750%	02/15/45	12	12,112
1.250%	07/15/20	84	97,591
1.375%	01/15/20-02/15/44	42	49,314
1.875%	07/15/15-07/15/19	216	261,765
2.500%	07/15/16	31	37,688
3.375%	04/15/32	14	27,045
U.S. Treasury Notes
0.375%	08/31/15	35	35,038
0.875%	01/31/17-01/15/18	86	86,332
1.000%	09/30/16	35	35,301
1.250%	08/31/15	52	52,240
1.375%	02/29/20	20	20,005
1.500%	05/31/19	45	45,485
1.750%	09/30/19	15	15,286
2.000%	02/15/25	20	20,127
2.125%	05/31/15	5	5,016
2.500%	08/15/23	25	26,311
2.750%	02/15/24	20	21,434
4.250%	08/15/15	5	5,077

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,382,121)			2,426,057

TOTAL LONG-TERM INVESTMENTS (cost $19,262,872)			19,880,939

	Shares	Value
SHORT-TERM INVESTMENT — 2.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $541,186)(w)	541,186	$541,186

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN —101.8% (cost $19,804,058)		20,422,125

	Notional Amount (000)#
OPTIONS WRITTEN*(l) — (0.1)%
Call Options
S&P 500 Index, expiring 05/15/15, Strike Price $2,075.00 (premiums received $27,278)	1	(23,464)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 101.7% (cost $19,776,780)		20,398,661
Liabilities in excess of other assets — (1.7)%		(349,521)

NET ASSETS — 100.0%		$20,049,140

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(g)	Indicates a security that has been deemed illiquid.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$11,155,206	$3,750,232	$8,547
Preferred Stocks	41,527	32,870	—
Rights	1,520	—	—
Unaffiliated Mutual Funds	1,739,441	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	27,121	—
Commercial Mortgage-Backed Securities	—	60,515	10,937
Corporate Obligations	—	565,043	15,250
Foreign Government Bonds	—	32,021	—
Municipal Bond	—	5,107	—
Residential Mortgage-Backed Security	—	9,545	—
U.S. Treasury Obligations	—	2,426,057	—
Affiliated Money Market Mutual Fund	541,186	—	—
Options Written	(23,464)	—	—

Total	$13,455,416	$6,908,511	$34,734

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.1%
COMMON STOCKS
Aerospace & Defense — 2.2%
Boeing Co. (The)	84,900	$12,741,792
Honeywell International, Inc.	107,700	11,234,187

		23,975,979

Air Freight & Logistics — 1.0%
United Parcel Service, Inc. (Class B Stock)	106,600	10,333,804

Auto Components — 0.6%
Johnson Controls, Inc.	136,100	6,864,884

Automobiles — 1.1%
Ford Motor Co.	340,200	5,490,828
General Motors Co.	158,552	5,945,700

		11,436,528

Banks — 10.3%
Bank of America Corp.	1,010,400	15,550,056
JPMorgan Chase & Co.	434,800	26,340,184
PNC Financial Services Group, Inc.	170,100	15,860,124
Regions Financial Corp.	357,600	3,379,320
SunTrust Banks, Inc.	259,100	10,646,419
U.S. Bancorp	408,000	17,817,360
Wells Fargo & Co.	402,100	21,874,240

		111,467,703

Beverages — 0.8%
PepsiCo, Inc.	84,900	8,118,138

Building Products — 0.9%
Masco Corp.	245,700	6,560,190
USG Corp.*(a)	133,800	3,572,460

		10,132,650

Capital Markets — 1.1%
Bank of New York Mellon Corp. (The)	2,900	116,696
Northern Trust Corp.	153,100	10,663,415
Och-Ziff Capital Management Group LLC (Class A Stock), MLP	94,700	1,197,008

		11,977,119

Chemicals — 1.0%
E.I. du Pont de Nemours & Co.	89,600	6,403,712
Potash Corp. of Saskatchewan Inc. (Canada)	127,600	4,115,100

		10,518,812

Communications Equipment — 3.1%
Cisco Systems, Inc.	359,300	9,889,733
Harris Corp.	139,100	10,955,516
Motorola Solutions, Inc.	25,500	1,700,085
QUALCOMM, Inc.	153,100	10,615,954

		33,161,288

Construction Materials — 0.9%
Vulcan Materials Co.	117,000	9,863,100

Consumer Finance — 0.8%
American Express Co.	115,300	9,007,236

Containers & Packaging — 0.5%
MeadWestvaco Corp.	118,400	5,904,608

Distributors — 0.6%
Genuine Parts Co.	66,500	6,197,135

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services — 3.1%
AT&T, Inc.	417,300	$13,624,845
CenturyLink, Inc.	150,900	5,213,595
Telefonica SA (Spain)	338,768	4,820,483
Verizon Communications, Inc.	206,859	10,059,553

		33,718,476

Electric Utilities — 4.1%
Duke Energy Corp.	159,310	12,231,822
Entergy Corp.	134,500	10,422,405
Exelon Corp.	238,300	8,009,263
FirstEnergy Corp.	197,900	6,938,374
Xcel Energy, Inc.	199,500	6,944,595

		44,546,459

Electrical Equipment — 1.4%
Eaton Corp. PLC	74,962	5,092,918
Emerson Electric Co.	173,000	9,795,260

		14,888,178

Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	408,200	9,257,976

Energy Equipment & Services — 0.9%
Diamond Offshore Drilling, Inc.(a)	127,600	3,418,404
Schlumberger Ltd.	79,100	6,600,104

		10,018,508

Food Products — 2.2%
Archer-Daniels-Midland Co.	215,500	10,214,700
Campbell Soup Co.	110,000	5,120,500
ConAgra Foods, Inc.	29,600	1,081,288
Kellogg Co.	46,500	3,066,675
McCormick & Co., Inc.	56,300	4,341,293

		23,824,456

Health Care Providers & Services — 0.4%
Quest Diagnostics, Inc.	59,500	4,572,575

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	212,600	10,170,784
Las Vegas Sands Corp.	76,500	4,210,560
McDonald’s Corp.	59,500	5,797,680

		20,179,024

Household Products — 0.7%
Clorox Co. (The)	72,800	8,036,392

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	263,600	3,387,260

Industrial Conglomerates — 2.5%
General Electric Co.	1,072,800	26,616,168

Insurance — 3.8%
Chubb Corp. (The)	49,900	5,044,890
Loews Corp.	178,600	7,292,238
Marsh & McLennan Cos., Inc.	259,300	14,544,137
MetLife, Inc.	153,100	7,739,205
Sun Life Financial, Inc. (Canada)	112,800	3,476,496
Willis Group Holdings PLC	68,000	3,276,240

		41,373,206

IT Services — 1.5%
Computer Sciences Corp.	53,700	3,505,536
International Business Machines Corp.	51,000	8,185,500

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Western Union Co. (The)(a)	229,600	$4,777,976

		16,469,012

Leisure Products — 0.8%
Mattel, Inc.	365,900	8,360,815

Machinery — 4.2%
Deere & Co.	85,000	7,453,650
Flowserve Corp.	68,000	3,841,320
Illinois Tool Works, Inc.	152,700	14,833,278
Joy Global, Inc.	110,600	4,333,308
Stanley Black & Decker, Inc.	91,800	8,754,048
Xylem, Inc.	176,500	6,181,030

		45,396,634

Media — 3.7%

Cablevision Systems Corp. (Class A
Stock)(a)	252,300	4,617,090
Comcast Corp. (Class A Stock)	85,300	4,816,891
New York Times Co. (The) (Class A Stock)	227,600	3,131,776
News Corp. (Class A Stock)*	212,600	3,403,726
Pearson PLC (United Kingdom)	124,559	2,680,955
Time Warner, Inc.	153,200	12,936,208
Viacom, Inc. (Class B Stock)	38,300	2,615,890
Walt Disney Co. (The)	57,800	6,062,642

		40,265,178

Metals & Mining — 1.2%
Newmont Mining Corp.	204,100	4,431,011
Nucor Corp.	170,400	8,099,112

		12,530,123

Multiline Retail — 1.8%
Kohl’s Corp.	144,600	11,314,950
Macy’s, Inc.	126,700	8,224,097

		19,539,047

Multi-Utilities — 1.3%
NiSource, Inc.	315,100	13,914,816

Oil, Gas & Consumable Fuels — 9.8%
Anadarko Petroleum Corp.	74,200	6,144,502
Apache Corp.	238,100	14,364,573
BP PLC (United Kingdom), ADR	119,600	4,677,556
Canadian Natural Resources Ltd. (Canada)	61,300	1,882,523
Chevron Corp.	168,500	17,689,130
ConocoPhillips	56,600	3,523,916
CONSOL Energy, Inc.	210,900	5,882,001
Exxon Mobil Corp.	184,200	15,657,000
Hess Corp.	178,600	12,121,582
Murphy Oil Corp.(a)	167,100	7,786,860

Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	198,200	11,822,630
Talisman Energy, Inc. (Canada)	493,300	3,788,544

		105,340,817

Paper & Forest Products — 1.3%
International Paper Co.	251,900	13,977,931

Personal Products — 0.3%
Avon Products, Inc.(a)	360,000	2,876,400

Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	197,800	12,758,100
GlaxoSmithKline PLC (United Kingdom)	239,742	5,518,822

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson	157,600	$15,854,560
Merck & Co., Inc.	225,400	12,955,992
Pfizer, Inc.	433,300	15,074,507

		62,161,981

Real Estate Investment Trusts (REITs) — 1.5%
Digital Realty Trust, Inc.	76,500	5,045,940
Rayonier, Inc.	136,100	3,669,256
Weyerhaeuser Co.	235,500	7,806,825

		16,522,021

Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	123,700	7,793,100
Applied Materials, Inc.	428,400	9,664,704
Texas Instruments, Inc.	156,000	8,920,860

		26,378,664

Software — 1.1%
CA, Inc.	102,100	3,329,481
Microsoft Corp.	210,800	8,570,074

		11,899,555

Specialty Retail — 0.8%
Staples, Inc.	484,800	7,894,968
Tiffany & Co.	6,800	598,468

		8,493,436

Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	68,000	2,817,240

Wireless Telecommunication Services — 0.2%
Vodafone Group PLC (United Kingdom)	654,947	2,143,190

TOTAL COMMON STOCKS (cost $752,921,957)		918,464,522

	Units
RIGHTS*(l)
Diversified Telecommunication Services Telefonica SA (Spain), expiring 4/12/15 (cost $0)	338,768	54,639

TOTAL LONG-TERM INVESTMENTS (cost $752,921,957)		918,519,161

SHORT-TERM INVESTMENT — 6.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $65,850,683; includes $22,424,560 of cash collateral for securities on loan)(b)(w)	65,850,683	65,850,683

TOTAL INVESTMENTS — 91.2% (cost $818,772,640)		984,369,844
Other assets in excess of liabilities — 8.8%		95,073,078

NET ASSETS — 100.0%		$1,079,442,922

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,890,475; cash collateral of $22,424,560 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

Level 2 – quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 – unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$23,975,979	$—	$—
Air Freight & Logistics	10,333,804	—	—
Auto Components	6,864,884	—	—
Automobiles	11,436,528	—	—
Banks	111,467,703	—	—
Beverages	8,118,138	—	—
Building Products	10,132,650	—	—
Capital Markets	11,977,119	—	—
Chemicals	10,518,812	—	—
Communications Equipment	33,161,288	—	—
Construction Materials	9,863,100	—	—
Consumer Finance	9,007,236	—	—
Containers & Packaging	5,904,608	—	—
Distributors	6,197,135	—	—
Diversified Telecommunication Services	28,897,993	4,820,483	—
Electric Utilities	44,546,459	—	—
Electrical Equipment	14,888,178	—	—
Electronic Equipment, Instruments & Components	9,257,976	—	—
Energy Equipment & Services	10,018,508	—	—
Food Products	23,824,456	—	—
Health Care Providers & Services	4,572,575	—	—
Hotels, Restaurants & Leisure	20,179,024	—	—
Household Products	8,036,392	—	—
Independent Power & Renewable Electricity Producers	3,387,260	—	—
Industrial Conglomerates	26,616,168	—	—
Insurance	41,373,206	—	—
IT Services	16,469,012	—	—
Leisure Products	8,360,815	—	—
Machinery	45,396,634	—	—
Media	37,584,223	2,680,955	—
Metals & Mining	12,530,123	—	—
Multiline Retail	19,539,047	—	—
Multi-Utilities	13,914,816	—	—
Oil, Gas & Consumable Fuels	105,340,817	—	—
Paper & Forest Products	13,977,931	—	—
Personal Products	2,876,400	—	—
Pharmaceuticals	56,643,159	5,518,822	—
Real Estate Investment Trusts (REITs)	16,522,021	—	—
Semiconductors & Semiconductor Equipment	26,378,664	—	—
Software	11,899,555	—	—
Specialty Retail	8,493,436	—	—
Textiles, Apparel & Luxury Goods	2,817,240	—	—
Wireless Telecommunication Services	—	2,143,190	—

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Right	$54,639	$—	$—
Affiliated Money Market Mutual Fund	65,850,683	—	—

Total	$969,206,394	$15,163,450	$—

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS — 84.2%
Aerospace & Defense — 2.5%
Airbus Group NV (France)	15,533	$1,009,810
Astrotech Corp.*	9,983	30,947
B/E Aerospace, Inc.	186	11,833
Boeing Co. (The)	18,227	2,735,508
Honeywell International, Inc.	11,861	1,237,221
Huntington Ingalls Industries, Inc.	554	77,643
KLX, Inc.*	1,413	54,457
Precision Castparts Corp.	2,560	537,600
Rockwell Collins, Inc.	2,190	211,445
Rolls-Royce Holdings PLC (United Kingdom)*	54,428	767,646
Tel-Instrument Electronics Corp.*	6,205	39,029
Textron, Inc.	7,676	340,277
TransDigm Group, Inc.	54	11,811
United Technologies Corp.	19,436	2,277,899
Zodiac Aerospace (France)	2,803	92,741

		9,435,867

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	2,688	196,815
FedEx Corp.	4,410	729,635
Toll Holdings Ltd. (Australia)	22,543	151,671
United Parcel Service, Inc. (Class B Stock)	4,447	431,092

		1,509,213

Airlines — 1.4%
Air Arabia PJSC (United Arab Emirates)	243,267	93,779
Alaska Air Group, Inc.	872	57,709
American Airlines Group, Inc.	66,465	3,508,023
Delta Air Lines, Inc.	10,216	459,311
easyJet PLC (United Kingdom)	9,191	255,797
Flybe Group PLC (United Kingdom)*	58,684	50,490
Ryanair Holdings PLC (Ireland), ADR	5,313	354,749
Spirit Airlines, Inc.*	590	45,642
United Continental Holdings, Inc.*	8,662	582,520
Wizz Air Holdings PLC (Switzerland)*	1,550	31,937

		5,439,957

Auto Components — 1.1%
Aisin Seiki Co. Ltd. (Japan)	11,000	398,809
BorgWarner, Inc.	544	32,901
Delphi Automotive PLC (United Kingdom)	555	44,256
Denso Corp. (Japan)	9,300	423,944
Faurecia (France)	1,822	79,450
Gentex Corp.	3,012	55,120
Gentherm, Inc.*	508	25,659
GKN PLC (United Kingdom)	59,716	316,755
Hyundai Mobis Co. Ltd. (South Korea)	1,813	401,590
Johnson Controls, Inc.	15,978	805,930
Koito Manufacturing Co. Ltd. (Japan)	17,300	520,190
Leoni AG (Germany)	5,937	375,026
Minth Group Ltd. (China)	48,000	94,648
Musashi Seimitsu Industry Co. Ltd. (Japan)	5,700	120,482
NHK Spring Co. Ltd. (Japan)	6,400	66,580
Nifco, Inc. (Japan)	1,600	55,154
Nippon Seiki Co. Ltd. (Japan)	7,000	137,951
Press Kogyo Co. Ltd. (Japan)	30,000	121,405
TRW Automotive Holdings Corp.*	671	70,354
Unipres Corp. (Japan)	2,400	48,943

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Weifu High-Technology Group Co. Ltd. (China)	19,000	$79,146

		4,274,293

Automobiles — 0.4%
Honda Motor Co. Ltd. (Japan)	14,400	470,058
Mitsubishi Motors Corp. (Japan)	42,100	379,605
Nissan Motor Co. Ltd. (Japan)	36,500	371,225
Tesla Motors, Inc.*	1,818	343,184

		1,564,072

Banks — 5.5%
Ashikaga Holdings Co. Ltd. (Japan)	29,000	121,889
Axis Bank Ltd. (India), GDR, RegS	10,050	449,737
Banco Bilbao Vizcaya Argentaria SA (Spain)	77,999	787,749
Bank Central Asia Tbk PT (Indonesia)	269,600	305,551
Bank of America Corp.	88,764	1,366,078
Bank of the Ryukyus Ltd. (Japan)	5,800	83,178
Barclays PLC (United Kingdom)	246,817	890,889
Barclays PLC (United Kingdom), ADR	46,882	683,071
BNP Paribas SA (France)	9,172	558,078
Boston Private Financial Holdings, Inc.	4,825	58,624
CIT Group, Inc.	1,101	49,677
Citigroup, Inc.	35,389	1,823,241
Comerica, Inc.	5,488	247,673
Danske Bank A/S (Denmark)	18,091	476,936
DnB ASA (Norway)	29,992	481,363
East West Bancorp, Inc.	453	18,328
Erste Group Bank AG (Austria)	9,263	227,723
First Internet Bancorp	3,220	59,795
First Niagara Financial Group, Inc.	4,962	43,864
First Republic Bank	1,384	79,013
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock), ADR	30,000	327,600
Hana Financial Group, Inc. (South Korea)	10,340	267,470
HDFC Bank Ltd. (India), ADR	8,755	515,582
ING Groep NV (Netherlands), CVA*	14,405	211,003
Investors Bancorp, Inc.	5,771	67,636
JPMorgan Chase & Co.	44,615	2,702,777
Lloyds Banking Group PLC (United Kingdom)*	615,857	713,860
National Bank of Canada (Canada)	9,200	335,879
Piraeus Bank SA (Greece)*	146,341	56,481
PNC Financial Services Group, Inc. (The)	7,070	659,207
Preferred Bank	2,044	56,149
Royal Bank of Scotland Group PLC (United Kingdom)*	128,248	647,868
Sberbank of Russia (Russia), ADR	30,889	135,726
Shinhan Financial Group Co. Ltd. (South Korea)	3,329	125,070
Signature Bank*	589	76,323
Standard Chartered PLC (United Kingdom)	33,244	538,441
SVB Financial Group*	91	11,561
Svenska Handelsbanken AB (Sweden) (Class A Stock)	19,739	888,976
TCF Financial Corp	4,065	63,902
Toronto-Dominion Bank (The) (Canada)	7,700	329,570
Turkiye Garanti Bankasi A/S (Turkey)	82,689	269,656
U.S. Bancorp	15,436	674,090
UniCredit SpA (Italy)	35,870	243,244
United Overseas Bank Ltd. (Singapore)	17,400	291,662

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Valley National Bancorp	6,652	$62,795
Wells Fargo & Co.	33,801	1,838,774

		20,923,759

Beverages — 1.0%
Anheuser-Busch InBev NV (Belgium)	3,079	376,146
Baron de Ley SA (Spain)*	482	47,733
Boston Beer Co., Inc. (The) (Class A Stock)*	192	51,341
Coca-Cola Co. (The)	3,766	152,711
Coca-Cola Enterprises, Inc.	7,316	323,367
Coca-Cola West Co. Ltd. (Japan)	700	11,566
Constellation Brands, Inc. (Class A Stock)*	771	89,598
Dr. Pepper Snapple Group, Inc.	4,443	348,687
Monster Beverage Corp.*	312	43,179
PepsiCo, Inc.	15,035	1,437,647
Pernod Ricard SA (France)	3,972	469,654
SABMiller PLC (United Kingdom)	7,566	396,319

		3,747,948

Biotechnology — 2.5%
Abcam PLC (United Kingdom)	17,661	126,857
ACADIA Pharmaceuticals, Inc.*	2,413	78,640
Acceleron Pharma, Inc.*	1,465	55,758
Agios Pharmaceuticals, Inc.*	217	20,463
Alexion Pharmaceuticals, Inc.*	7,197	1,247,240
Alkermes PLC*	851	51,885
Alnylam Pharmaceuticals, Inc.*	1,409	147,128
Amgen, Inc.	2,218	354,547
Biogen Idec, Inc.*	4,307	1,818,588
BioMarin Pharmaceutical, Inc.*	963	120,009
Bluebird Bio, Inc.*	629	75,964
Celgene Corp.*	7,795	898,608
Celldex Therapeutics, Inc.*	882	24,581
Cepheid, Inc.*	769	43,756
CSL Ltd. (Australia)	4,293	300,348
Gilead Sciences, Inc.*	14,185	1,391,974
Grifols SA (Spain)	2,492	106,779
Grifols SA (Spain), ADR	9,000	295,290
Grifols SA (Spain) (Class B Stock)	328	10,939
Incyte Corp. Ltd.*	1,628	149,222
Insmed, Inc.*	1,194	24,835
Intercept Pharmaceuticals, Inc.*	240	67,685
Isis Pharmaceuticals, Inc.*	1,702	108,366
Medivation, Inc.*	429	55,371
Ophthotech Corp.*	487	22,660
Pharmacyclics, Inc.*	1,864	477,091
Puma Biotechnology, Inc.*	265	62,569
Receptos, Inc.*	217	35,781
Regeneron Pharmaceuticals, Inc.*	1,544	697,085
Seattle Genetics, Inc.*	783	27,679
Synageva Biopharma Corp.*	146	14,239
T2 Biosystems, Inc.*	1,058	16,420
TESARO, Inc.*	617	35,416
United Therapeutics Corp.*	397	68,457
Vertex Pharmaceuticals, Inc.*	4,394	518,360

		9,550,590

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	7,529	448,468
Fortune Brands Home & Security, Inc	1,582	75,113

	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
Lindab International AB (Sweden)*	4,493	$38,189
NCI Building Systems, Inc.*	2,162	37,359
Nibe Industrier AB (Sweden) (Class B Stock)*	2,123	52,788
Polypipe Group PLC (United Kingdom)	16,790	68,610
Sanwa Holdings Corp. (Japan)	12,200	90,504
Volution Group PLC (United Kingdom)*	29,948	67,299

		878,330

Capital Markets — 3.5%
3i Group PLC (United Kingdom)	17,672	126,272
Ameriprise Financial, Inc.	6,259	818,928
Ashford, Inc.*	217	25,771
Avanza Bank Holding AB (Sweden)	3,082	107,549
Banca Generali SpA (Italy)	4,074	127,742
Bank of New York Mellon Corp. (The)	40,513	1,630,243
BlackRock, Inc.	782	286,087
BT Investment Management Ltd. (Australia)	22,733	158,493
Credit Suisse Group AG (Switzerland)*	44,470	1,196,419
E*Trade Financial Corp.*	4,667	133,266
Evercore Partners, Inc. (Class A Stock)	464	23,970
GAM Holding AG (Switzerland)*	14,987	310,820
Gladstone Investment Corp.	448	3,315
Greenhill & Co., Inc.	48	1,903
Intermediate Capital Group PLC (United Kingdom)	11,256	83,955
Invesco Ltd.	12,977	515,057
Investec PLC (South Africa)	72,424	600,649
IP Group PLC (United Kingdom)*	18,122	60,753
Julius Baer Group Ltd. (Switzerland)*	5,787	289,257
Jupiter Fund Management PLC (United Kingdom)	25,072	152,115
Morgan Stanley	63,637	2,271,205
Northern Trust Corp.	4,594	319,972
NorthStar Asset Management Group, Inc.	1,706	39,818
Partners Group Holding AG (Switzerland)	488	145,486
Rathbone Brothers PLC (United Kingdom)	1,887	58,055
Raymond James Financial, Inc.	1,367	77,618
SEI Investments Co.	1,673	73,763
State Street Corp.	27,204	2,000,310
TD Ameritrade Holding Corp.	35,383	1,318,371
Vostok Nafta Investment Ltd. (Sweden), SDR*	5,449	29,048
Waddell & Reed Financial, Inc. (Class A Stock)	7,224	357,877
Walter Investment Management Corp.*	1,188	19,186

		13,363,273

Chemicals — 2.3%
Air Liquide SA (France)	2,020	260,053
Air Water, Inc. (Japan)	22,000	392,871
Airgas, Inc.	2,400	254,664
Ashland, Inc.	7,193	915,741
Calgon Carbon Corp.	2,699	56,868
Celanese Corp. (Class A Stock)	14,941	834,604
Chugoku Marine Paints Ltd. (Japan)	6,000	54,247
E.I. du Pont de Nemours & Co.	3,971	283,807
Ecolab, Inc.	6,682	764,287
Fufeng Group Ltd. (China)(g)	213,000	129,283
Incitec Pivot Ltd. (Australia)	120,724	372,886
Koninklijke DSM NV (Netherlands)	6,928	386,126

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
LyondellBasell Industries NV (Netherlands) (Class A Stock)	1,407	$123,535
Minerals Technologies, Inc.	180	13,158
Monsanto Co.	661	74,389
Nihon Parkerizing Co. Ltd. (Japan)	6,600	79,837
Nippon Kayaku Co. Ltd. (Japan)	5,000	62,603
Nippon Soda Co. Ltd. (Japan)	15,000	87,041
Nissan Chemical Industries Ltd. (Japan)	4,300	88,859
PPG Industries, Inc.	459	103,523
Praxair, Inc.	4,183	505,055
RPM International, Inc.	10,944	525,203
Sherwin-Williams Co. (The)	6,067	1,726,062
Sigma-Aldrich Corp.	2,430	335,948
Syngenta AG (Switzerland)	594	201,799
Victrex PLC (United Kingdom)	5,674	157,604
WR Grace & Co.*	597	59,025

		8,849,078

Commercial Services & Supplies — 0.6%
ARC Document Solutions, Inc.*	3,602	33,246
Brambles Ltd. (Australia)	36,103	315,728
Civeo Corp.	4,900	12,446
Clean Harbors, Inc.*	630	35,771
Downer EDI Ltd. (Australia)	101,696	344,753
Edenred (France)	2,926	73,003
Healthcare Services Group, Inc.	1,891	60,758
KAR Auction Services, Inc.	1,371	52,002
Metalico, Inc.*	11,664	4,316
PayPoint PLC (United Kingdom)	9,576	116,481
Serco Group PLC (United Kingdom)	41,212	84,303
Tyco International PLC	28,092	1,209,642

		2,342,449

Communications Equipment — 0.6%
Brocade Communications Systems, Inc.	4,748	56,335
Cisco Systems, Inc.	38,017	1,046,418
JDS Uniphase Corp.*	2,987	39,189
Motorola Solutions, Inc.	3,725	248,346
Palo Alto Networks, Inc.*	670	97,874
QUALCOMM, Inc.	11,550	800,877
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	10,880	136,598

		2,425,637

Construction & Engineering — 0.1%
Chicago Bridge & Iron Co. NV	630	31,034
Comfort Systems USA, Inc.	2,469	51,948
Leighton Holdings Ltd. (Australia)	20,526	328,902

		411,884

Construction Materials — 0.5%
Fletcher Building Ltd. (New Zealand)	46,905	294,597
Holcim Ltd. (Switzerland)*	12,724	947,969
James Hardie Industries PLC (Ireland)	21,178	244,983
Martin Marietta Materials, Inc.	491	68,642
Taiwan Cement Corp. (Taiwan)	38,000	53,482
Vulcan Materials Co.	4,126	347,822

		1,957,495

Consumer Finance — 0.5%
Ally Financial, Inc.*	2,570	53,919
American Express Co.	7,249	566,292

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
Credit Saison Co. Ltd. (Japan)	26,900	$482,554
Credito Real SAB de CV (Mexico)	21,496	50,691
Discover Financial Services	11,246	633,712

		1,787,168

Containers & Packaging — 0.2%
Amcor Ltd. (Australia)	30,708	327,192
CPMC Holdings Ltd. (China)(g)	31,000	16,308
FP Corp. (Japan)	1,900	68,904
Huhtamaki OYJ (Finland)	1,698	52,819
Packaging Corp. of America	992	77,564
Rock-Tenn Co. (Class A Stock)	1,128	72,756
Vidrala SA (Spain)	1,451	70,879

		686,422

Distributors
D’ieteren SA (Belgium)	736	25,815
LKQ Corp.*	2,645	67,606

		93,421

Diversified Consumer Services
Apollo Education Group, Inc.*	1,520	28,758
TAL Education Group (China), ADR*	2,400	79,728

		108,486

Diversified Financial Services — 0.4%
Bursa Malaysia Bhd (Malaysia)(g)	29,300	67,867
CBOE Holdings, Inc.	575	33,008
Intercontinental Exchange, Inc.	4,325	1,008,893
McGraw Hill Financial, Inc.	2,822	291,795

		1,401,563

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	6,138	200,406
Iliad SA (France)	1,336	312,158
Jazztel PLC (Spain)*	9,084	123,794
Nippon Telegraph & Telephone Corp. (Japan)	21,700	1,339,563
TDC A/S (Denmark)	42,272	302,877
Telecom Italia SpA (Italy)	444,340	417,818
Telefonica Deutschland Holding AG (Germany)*	74,514	428,486
Telefonica SA (Spain)	42,642	606,772

		3,731,874

Electric Utilities — 1.1%
American Electric Power Co., Inc.	9,682	544,613
EDP - Energias do Brasil SA (Brazil)	112,100	365,992
Entergy Corp.	5,648	437,664
Exelon Corp.	25,081	842,972
FirstEnergy Corp.	42,983	1,506,984
OGE Energy Corp.	2,378	75,169
SSE PLC (United Kingdom)	20,929	464,474

		4,237,868

Electrical Equipment — 0.4%
Acuity Brands, Inc.	420	70,627
Generac Holdings, Inc.*	965	46,986
Hubbell, Inc. (Class B Stock)	572	62,703
Kendrion NV (Netherlands)	2,417	75,380
LS Industrial Systems Co. Ltd. (South Korea)(g)	903	51,880

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Mabuchi Motor Co. Ltd. (Japan)	1,800	$95,223
Mersen (France)	3,993	103,987
Nexans SA (France)*	3,886	131,404
Prysmian SpA (Italy)	13,412	276,419
Schneider Electric SE (France)	6,643	516,948
Sensata Technologies Holding NV*	1,470	84,451
Ushio, Inc. (Japan)	5,700	70,655

		1,586,663

Electronic Equipment, Instruments & Components — 0.6%
Cognex Corp.*	1,258	62,384
Domino Printing Sciences PLC (United Kingdom)	8,753	121,402
FEI Co.	580	44,277
Hexagon AB (Sweden) (Class B Stock)	13,505	479,496
Ingram Micro, Inc. (Class A Stock)*	2,246	56,420
Keysight Technologies, Inc.*	15,047	558,996
Kyocera Corp. (Japan)	4,900	267,798
LRAD Corp.*	11,600	27,260
Nippon Ceramic Co. Ltd. (Japan)	4,200	58,114
Oxford Instruments PLC (United Kingdom)	9,816	121,124
Pure Technologies Ltd. (Canada)	2,000	12,806
Sunny Optical Technology Group Co. Ltd. (China)	41,000	74,406
Superconductor Technologies, Inc.*	17,950	25,310
Trimble Navigation Ltd.*	1,852	46,670
Venture Corp. Ltd. (Singapore)	10,300	64,104
Zebra Technologies Corp. (Class A Stock)*	769	69,760

		2,090,327

Energy Equipment & Services — 0.2%
Amec Foster Wheeler PLC (United Kingdom)	2,909	38,912
Core Laboratories NV	460	48,065
ENGlobal Corp.*	8,641	14,344
Nuverra Environmental Solutions, Inc.*	5,088	18,113
Oceaneering International, Inc.	1,179	63,583
Schlumberger Ltd.	3,733	311,482
Superior Energy Services, Inc.	1,564	34,940
US Silica Holdings, Inc.	604	21,508
Weatherford International PLC*	815	10,025

		560,972

Food & Staples Retailing — 1.5%
Ain Pharmaciez, Inc. (Japan)	2,100	83,179
Convenience Retail Asia Ltd. (Hong Kong)	130,000	82,165
Costco Wholesale Corp.	3,325	503,721
CP ALL PCL (Thailand)	113,800	143,387
CVS Health Corp.	9,122	941,482
Delhaize Group (Belgium)	7,770	698,055
FamilyMart Co. Ltd. (Japan)	8,600	360,327
GS Retail Co. Ltd. (South Korea)	2,914	87,726
Hero Supermarket Tbk PT (Indonesia)*(g)	86,900	12,002
Koninklijke Ahold NV (Netherlands)	11,579	228,173
Magnit OJSC (Russia), GDR, RegS	3,306	168,771
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	4,900	174,360
Rite Aid Corp.*	55,203	479,714
Sprouts Farmers Market, Inc.*	1,402	49,392
Sysco Corp.	19,869	749,657
Walgreens Boots Alliance, Inc.	9,498	804,291
Wal-Mart Stores, Inc.	1,748	143,773

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Whole Foods Market, Inc.	1,556	$81,036

		5,791,211

Food Products — 1.5%
Binggrae Co. Ltd. (South Korea)(g)	1,573	116,450
Bunge Ltd.	8,823	726,662
Calbee, Inc. (Japan)	3,300	143,260
China Mengniu Dairy Co. Ltd. (China)	62,000	329,487
CJ CheilJedang Corp. (South Korea)	232	78,972
ConAgra Foods, Inc.	13,673	499,475
Edita Food Industries SAE (Egypt), GDR*	1,982	24,339
Flowers Foods, Inc.	2,835	64,468
General Mills, Inc.	6,978	394,955
Grupo Lala SAB de CV (Mexico)	22,300	45,116
Ingredion, Inc.	9,311	724,582
J.M. Smucker Co. (The)	569	65,850
Kellogg Co.	3,474	229,110
Keurig Green Mountain, Inc.	1,041	116,311
Mayora Indah Tbk PT (Indonesia)(g)	41,800	92,294
McCormick & Co., Inc.	2,545	196,245
Mondelez International, Inc. (Class A Stock)	10,391	375,011
Nestle SA (Switzerland)	18,381	1,384,134
Want Want China Holdings Ltd. (China)	108,000	114,930

		5,721,651

Gas Utilities — 0.2%
Enagas SA (Spain)	8,869	253,607
Gas Natural SDG SA (Spain)	16,516	370,818
National Fuel Gas Co.	1,047	63,166
Towngas China Co. Ltd. (Hong Kong)	55,000	50,316
WGL Holdings, Inc.	1,170	65,988

		803,895

Health Care Equipment & Supplies — 1.9%
Align Technology, Inc.*	1,265	68,038
Ambu A/S (Denmark)	6,111	140,984
Becton, Dickinson and Co.	7,214	1,035,858
BioMerieux (France)	487	47,190
Cochlear Ltd. (Australia)	1,368	94,045
Cooper Cos., Inc. (The)	778	145,813
DENTSPLY International, Inc.	11,367	578,467
Elekta AB (Sweden) (Class B Stock)	5,522	49,660
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	29,108	143,085
GN Store Nord A/S (Denmark)	22,195	495,547
Hologic, Inc.*	580	19,155
IDEXX Laboratories, Inc.*	577	89,135
Insulet Corp.*	1,341	44,722
Intuitive Surgical, Inc.*	1,170	590,885
Medtronic PLC	23,350	1,821,067
Nakanishi, Inc. (Japan)	2,100	81,950
Nikkiso Co. Ltd. (Japan)	8,300	74,234
OLYMPUS Corp. (Japan)*	11,900	441,199
ResMed, Inc.	988	70,919
Sirona Dental Systems, Inc.*	719	64,703
Sonova Holding AG (Switzerland)	2,586	358,814
Stryker Corp.	6,501	599,717
West Pharmaceutical Services, Inc.	1,070	64,425
Wright Medical Group, Inc.*	1,476	38,081

		7,157,693

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 3.3%
Aetna, Inc.	5,219	$555,980
AmerisourceBergen Corp.	5,538	629,504
Anthem, Inc.	7,122	1,099,708
Arseus NV (Belgium)	2,172	84,574
Cardinal Health, Inc.	3,224	291,030
CIGNA Corp.	10,897	1,410,508
DaVita HealthCare Partners, Inc.*	3,071	249,611
Fresenius Medical Care AG & Co. KGaA (Germany)	1,094	90,935
Fresenius SE & Co. KGaA (Germany)	7,206	429,595
HCA Holdings, Inc.*	12,909	971,144
Henry Schein, Inc.*	153	21,362
Humana, Inc.	191	34,002
McKesson Corp.	12,725	2,878,395
MEDNAX, Inc.*	956	69,320
Message Co. Ltd. (Japan)	3,000	90,647
Miraca Holdings, Inc. (Japan)	1,600	73,557
Molina Healthcare, Inc.*	211	14,198
Odontoprev SA (Brazil)	11,500	39,456
Omnicare, Inc.	890	68,583
Primary Health Care Ltd. (Australia)	109,385	457,109
Select Medical Holdings Corp.	2,205	32,700
UnitedHealth Group, Inc.	24,099	2,850,671
Universal Health Services, Inc. (Class B Stock)	113	13,301
WellCare Health Plans, Inc.*	1,213	110,941

		12,566,831

Health Care Technology
athenahealth, Inc.*	243	29,012
Medidata Solutions, Inc.*	382	18,733

		47,745

Hotels, Restaurants & Leisure — 2.3%
Ajisen China Holdings Ltd. (Hong Kong)(g)	117,000	67,398
Bloomin’ Brands, Inc.	1,927	46,884
Carnival Corp.	28,480	1,362,483
Chipotle Mexican Grill, Inc.*	1,037	674,610
Compass Group PLC (United Kingdom)	22,113	383,864
Denny’s Corp.*	5,015	57,171
Domino’s Pizza, Inc.	714	71,793
Gourmet Master Co. Ltd. (Taiwan)(g)	13,000	57,946
Hilton Worldwide Holdings, Inc.*	18,449	546,459
Hongkong & Shanghai Hotels (The) (Hong Kong)	46,000	64,824
International Game Technology	2,960	51,534
Ladbrokes PLC (United Kingdom)	23,169	35,732
Las Vegas Sands Corp.	6,806	374,602
Marriott International, Inc. (Class A Stock)	3,277	263,209
McDonald’s Corp.	6,941	676,331
MGM Resorts International*	24,554	516,371
Norwegian Cruise Line Holdings Ltd.*	3,188	172,184
Paddy Power PLC (Ireland)*	972	83,308
Penn National Gaming, Inc.*	2,834	44,380
Royal Caribbean Cruises Ltd.	241	19,726
Skylark Co. Ltd. (Japan)	10,100	133,144
Starbucks Corp.	10,015	948,421
Starwood Hotels & Resorts Worldwide, Inc.	283	23,631
William Hill PLC (United Kingdom)	86,869	477,019
Wynn Macau Ltd. (Macau)	125,200	270,573
Wynn Resorts Ltd.	8,299	1,044,678

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Yum! Brands, Inc.	905	$71,242

		8,539,517

Household Durables — 0.4%
DFS Furniture PLC (United Kingdom)*	21,386	81,372
Fujitsu General Ltd. (Japan)	10,000	130,987
Harman International Industries, Inc.	1,301	173,853
Jarden Corp.*	1,406	74,377
Lennar Corp. (Class A Stock)	1,556	80,616
MDC Holdings, Inc.	1,274	36,309
Persimmon PLC (United Kingdom)*	9,480	233,619
Skyline Corp.*	5,288	18,402
Sony Corp. (Japan)*	18,600	497,431
Tempur-Pedic International, Inc.*	680	39,263
UCP, Inc. (Class A Stock)*	3,067	26,683

		1,392,912

Household Products — 0.4%
Church & Dwight Co., Inc.	1,056	90,204
Colgate-Palmolive Co.	2,984	206,911
Energizer Holdings, Inc.	1,642	226,678
LG Household & Health Care Ltd. (South Korea)	626	474,529
Procter & Gamble Co. (The)	2,328	190,756
Svenska Cellulosa AB (Sweden) (Class B Stock)	19,795	454,867

		1,643,945

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	74,417	956,258
ALBIOMA (France)	726	13,864
NRG Energy, Inc.	26,024	655,545

		1,625,667

Industrial Conglomerates — 2.9%
3M Co.	2,740	451,963
Beijing Enterprises Holdings Ltd. (China)	25,000	196,410
Carlisle Cos., Inc.	207	19,174
Danaher Corp.	34,894	2,962,501
DCC PLC (Ireland)	1,849	110,137
General Electric Co.	153,837	3,816,696
Hutchison Whampoa Ltd. (Hong Kong)	81,000	1,122,729
Jardine Matheson Holdings Ltd. (Hong Kong)	6,500	410,800
Koninklijke Philips NV (Netherlands)	11,232	318,650
Roper Industries, Inc.	9,340	1,606,480

		11,015,540

Insurance — 3.4%
AIA Group Ltd. (Hong Kong)	241,600	1,516,882
Allstate Corp. (The)	8,584	610,923
AON PLC	7,636	733,972
Arch Capital Group Ltd.*	1,293	79,649
Aviva PLC (United Kingdom)	134,244	1,074,334
AXA SA (France)	16,228	408,444
Chubb Corp. (The)	5,854	591,839
CNA Financial Corp.	1,416	58,665
CNO Financial Group, Inc.	3,823	65,832
Direct Line Insurance Group PLC (United Kingdom)	130,298	614,873
Everest Re Group Ltd.	456	79,344
First American Financial Corp.	1,916	68,363

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
FNF Group	3,539	$130,094
Genworth Financial, Inc. (Class A Stock)*	22,192	162,224
Korean Reinsurance Co. (South Korea)	5,620	51,624
Marsh & McLennan Cos., Inc.	14,411	808,313
MetLife, Inc.	28,771	1,454,374
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	2,150	461,995
Old Republic International Corp.	3,134	46,822
QBE Insurance Group Ltd. (Australia)	31,636	312,716
RSA Insurance Group PLC (United Kingdom)	56,919	354,776
Sony Financial Holdings, Inc. (Japan)	9,200	147,991
Standard Life PLC (United Kingdom)*	33,707	146,574
Symetra Financial Corp.	2,716	63,717
Tokio Marine Holdings, Inc. (Japan)	25,900	977,643
Willis Group Holdings PLC.	7,762	373,973
XL Group PLC (Ireland)	14,080	518,144
Zurich Insurance Group AG (Switzerland)*	2,597	877,792

		12,791,892

Internet & Catalog Retail — 1.9%
Amazon.com, Inc.*	7,090	2,638,189
Ctrip.com International Ltd. (China), ADR*	1,693	99,244
Groupon, Inc.*	713	5,141
Netflix, Inc.*	2,100	875,049
Priceline Group, Inc. (The)*	1,843	2,145,528
Qunar Cayman Islands Ltd. (China), ADR*	2,010	82,913
Start Today Co. Ltd. (Japan)	9,400	247,454
Takkt AG (Germany)	4,275	78,220
TripAdvisor, Inc.*	1,510	125,587
Vipshop Holdings Ltd. (China), ADS*	26,325	775,008
Yoox SpA (Italy)*	1,985	54,735

		7,127,068

Internet Software & Services — 3.6%
58.com, Inc. (China), ADR*	2,621	138,598
AfreecaTV Co. Ltd. (South Korea)	3,914	88,525
Akamai Technologies, Inc.*	3,281	233,099
Alibaba Group Holding Ltd. (China), ADR*	14,090	1,172,852
AOL, Inc.*	145	5,743
Auto Trader Group PLC (United Kingdom)*	15,377	57,425
Autohome, Inc. (China), ADR*	1,850	81,345
Baidu, Inc. (China), ADR*	9,776	2,037,318
Cornerstone OnDemand, Inc.*	74	2,138
CoStar Group, Inc.*	295	58,360
Ebiquity PLC (United Kingdom)*(g)	22,435	42,266
Facebook, Inc. (Class A Stock)*	20,849	1,714,101
Gogo, Inc.*	1,160	22,110
Google, Inc. (Class A Stock)*	1,747	969,061
Google, Inc. (Class C Stock)*	3,519	1,928,412
GrubHub, Inc.*	3,142	142,615
IAC/InterActiveCorp	781	52,694
Kakaku.com, Inc. (Japan)	5,100	84,628
LendingClub Corp.*	1,392	27,353
LinkedIn Corp. (Class A Stock)*	2,241	559,936
Mail.Ru Group Ltd. (Russia), GDR, RegS*	3,927	78,029
MercadoLibre, Inc. (Argentina)	1,167	142,981
NAVER Corp. (South Korea)	493	297,429
Net Element Inc.*	1,254	1,455
Pandora Media, Inc.*	8,310	134,705
PChome Online, Inc. (Taiwan)	12,222	158,735

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Rackspace Hosting, Inc.*	917	$47,308
RetailMeNot, Inc.*	1,034	18,622
Tencent Holdings Ltd. (China)	78,200	1,485,012
Twitter, Inc.*	18,792	941,103
VeriSign, Inc.*	1,127	75,475
Yahoo! Japan Corp. (Japan)	75,200	310,176
Yahoo!, Inc.*	5,592	248,481
Zillow Group, Inc. (Class A Stock)*	664	66,599

		13,424,689

IT Services — 2.7%
Accenture PLC (Class A Stock)	7,106	665,761
Altran Technologies SA (France)	4,316	43,219
Amadeus IT Holding SA (Spain) (Class A Stock)	11,119	476,526
AtoS (France)	5,600	385,481
Automatic Data Processing, Inc.	8,295	710,384
Cognizant Technology Solutions Corp. (Class A Stock)*	1,270	79,235
CSG Systems International, Inc.	1,862	56,586
Fidelity National Information Services, Inc.	8,593	584,840
Fiserv, Inc.*	5,388	427,807
FleetCor Technologies, Inc.*	550	83,006
Gartner, Inc.*	199	16,686
Indra Sistemas SA (Spain)	3,162	37,062
Infosys Ltd. (India), ADR	3,668	128,673
Jack Henry & Associates, Inc.	1,031	72,057
Luxoft Holding, Inc.*	1,659	85,837
MasterCard, Inc. (Class A Stock)	13,942	1,204,449
Optimal Payments PLC (Isle of Man)*	3,122	24,353
Travelsky Technology Ltd. (China) (Class H Stock)	72,000	82,882
VeriFone Systems, Inc.*	987	34,436
Visa, Inc. (Class A Stock)	45,760	2,993,162
Western Union Co. (The)	26,424	549,883
WEX, Inc.*	500	53,680
Wirecard AG (Germany)	9,531	401,684
Xchanging PLC (United Kingdom)	45,044	90,090
Xerox Corp.	64,999	835,237

		10,123,016

Leisure Products — 0.1%
Brunswick Corp.	975	50,164
Mattel, Inc.	12,184	278,404
Polaris Industries, Inc.	654	92,279
Rapala VMC OYJ (Finland)	4,999	27,440
Sankyo Co. Ltd. (Japan)	1,500	53,275
Thule Group AB (The) (Sweden)*	4,115	44,198

		545,760

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	29,865	1,240,891
Bio-Techne Corp	613	61,478
Charles River Laboratories International, Inc.*	660	52,331
Eurofins Scientific SE (France)	615	165,525
Illumina, Inc.*	1,439	267,136
Mettler-Toledo International, Inc.*	260	85,449
Tecan Group AG (Switzerland)	841	110,263
Thermo Fisher Scientific, Inc.	22,222	2,985,303

		4,968,376

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery — 1.6%
Aalberts Industries NV (Netherlands)	2,874	$90,451
Colfax Corp.*	949	45,296
Douglas Dynamics, Inc.	2,455	56,072
Flowserve Corp.	9,462	534,508
Fujitec Co. Ltd. (Japan)	10,900	106,451
GEA Group AG (Germany)	7,713	370,773
Graco, Inc.	971	70,067
Illinois Tool Works, Inc.	4,844	470,546
Ingersoll-Rand PLC	463	31,521
Lincoln Electric Holdings, Inc.	965	63,101
Manitowoc Co., Inc. (The)	110	2,372
METAWATER Co. Ltd. (Japan)	5,800	118,664
Middleby Corp. (The)*	675	69,289
Nabtesco Corp. (Japan)	11,800	340,893
NORMA Group SE (Germany)	4,917	246,867
Obara Group, Inc. (Japan)	2,800	158,107
Oiles Corp. (Japan)	2,840	55,403
Oshkosh Corp.	854	41,667
PACCAR, Inc.	672	42,430
Pall Corp.	7,772	780,231
Pentair PLC (United Kingdom)	6,731	423,313
Pfeiffer Vacuum Technology AG (Germany)	1,063	90,291
SFS Group AG (Switzerland)*	1,228	91,303
Stabilus SA (Luxembourg)*	2,892	99,676
Stanley Black & Decker, Inc.	1,741	166,022
Sulzer AG (Switzerland)	3,951	433,692
Tecumseh Products Co.*	6,677	18,896
Trinity Industries, Inc.	870	30,894
Vesuvius PLC (United Kingdom)	19,860	144,335
Volvo AB (Sweden) (Class B Stock)	22,323	270,158
WABCO Holdings, Inc.*	645	79,258
Wabtec Corp.	3,766	357,808

		5,900,355

Marine
Kirby Corp.*	436	32,722

Media — 2.4%
AH Belo Corp. (Class A Stock)	6,367	52,400
Aimia, Inc. (Canada)	12,980	132,306
Altice SA (Luxembourg)*	4,366	473,443
Astro Malaysia Holdings Bhd (Malaysia)	249,700	215,403
BEC World PCL (Thailand)	56,900	71,693
Charter Communications, Inc. (Class A Stock)*	205	39,588
Comcast Corp. (Class A Stock)	3,381	190,925
Comcast Corp. (Special Class A Stock)	9,977	559,360
CTS Eventim AG & Co KGaA (Germany)	2,883	90,828
Daiichikosho Co. Ltd. (Japan)	3,500	108,720
Discovery Communications, Inc. (Class C Stock)*	3,629	106,965
DISH Network Corp. (Class A Stock)*	583	40,845
Eutelsat Communications SA (France)	6,233	206,756
Huntsworth PLC (United Kingdom)	39,465	25,027
Liberty Global PLC (United Kingdom) (Class A Stock)*	11,447	589,177
Liberty Global PLC (United Kingdom) (Class C Stock)*	10,439	519,967
Liberty Media Corp. (Class A Stock)*	996	38,396
Liberty Media Corp. (Class C Stock)*	1,392	53,174
Major Cineplex Group PCL (Thailand)	151,300	152,276
McClatchy Co. (The) (Class A Stock)*	585	1,076

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Multiplus SA (Brazil)	20,450	$214,525
Omnicom Group, Inc.	8,314	648,326
Sirius XM Holdings, Inc.*	14,264	54,488
Sky PLC (United Kingdom)	24,174	355,646
Surya Citra Media Tbk PT (Indonesia)	256,500	66,553
Tele Columbus AG (Germany)*	4,715	69,456
Time Warner Cable, Inc.	1,672	250,599
Time Warner, Inc.	11,083	935,849
Twenty-First Century Fox, Inc	515	17,428
Viacom, Inc. (Class B Stock)	7,597	518,875
Walt Disney Co. (The)	12,125	1,271,791
WPP PLC (United Kingdom)	37,553	852,848

		8,924,709

Metals & Mining — 0.6%
Acerinox SA (Spain)	26,691	448,950
BHP Billiton Ltd. (Australia)	8,414	195,575
Dominion Diamond Corp. (Canada)*	4,863	83,088
MMC Norilsk Nickel OJSC (Russia), ADR	25,924	460,540
Petra Diamonds Ltd. (United Kingdom)*	14,494	39,064
Reliance Steel & Aluminum Co.	865	52,834
Rio Tinto PLC (United Kingdom)	10,809	445,727
Royal Gold, Inc.	644	40,643
Sims Metal Management Ltd. (Australia)	34,216	322,370
UACJ Corp. (Japan)	36,000	98,955
United States Steel Corp.	1,160	28,304

		2,216,050

Multiline Retail — 0.4%
Burlington Stores, Inc.*	882	52,408
Harvey Norman Holdings Ltd. (Australia)	19,489	65,873
J.C. Penney Co., Inc.*	35,045	294,728
Kohl’s Corp	5,828	456,041
Lojas Renner SA (Brazil)	8,500	239,722
Marks & Spencer Group PLC (United Kingdom)	69,012	545,804

		1,654,576

Multi-Utilities — 0.3%
Black Hills Corp.	1,245	62,798
CenterPoint Energy, Inc.	5,611	114,520
PG&E Corp.	12,787	678,606
Sempra Energy	3,308	360,638

		1,216,562

Oil, Gas & Consumable Fuels — 2.8%
Alon USA Energy, Inc.	1,804	29,892
Apache Corp.	11,359	685,288
BG Group PLC (United Kingdom)	19,925	244,553
Canadian Natural Resources Ltd. (Canada), (NYSE)	27,424	842,191
Canadian Natural Resources Ltd. (Canada), (TSX)	12,500	383,127
Cheniere Energy, Inc.*	330	25,542
Chevron Corp.	2,609	273,893
Cimarex Energy Co.	3,393	390,500
Concho Resources, Inc.*	3,933	455,913
CONSOL Energy, Inc.	1,774	49,477
Continental Resources, Inc.*	934	40,788
Diamondback Energy, Inc.*	567	43,568
Energen Corp.	876	57,816
Eni SpA (Italy)	15,203	263,135

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
EOG Resources, Inc.	53	$4,860
EQT Corp.	9,735	806,739
Exxon Mobil Corp.	6,467	549,695
Golar LNG Ltd. (Bermuda)	1,035	34,445
Gulfport Energy Corp.*	776	35,626
Hollyfrontier Corp.	554	22,310
INPEX Corp. (Japan)	57,200	630,275
Kosmos Energy LLC*	2,966	23,461
Oasis Petroleum, Inc.*	1,196	17,007
Occidental Petroleum Corp.	6,590	481,070
Ophir Energy PLC (United Kingdom)*	9,080	18,128
Origin Energy Ltd. (Australia)	44,857	384,503
Pioneer Natural Resources Co.	8,253	1,349,448
Range Resources Corp.	2,440	126,978
Renewable Energy Group, Inc.*	3,571	32,925
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	13,725	427,536
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	16,652	1,044,080
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	5,080	64,776
SM Energy Co.	571	29,509
Sooner Holdings, Inc.*(g)	2,999	—
Spectra Energy Corp.	14,164	512,312
Uranium Resources, Inc.*	12,863	17,108
W&T Offshore, Inc.	2,838	14,502
Whiting Petroleum Corp.*	984	30,406

		10,443,382

Paper & Forest Products — 0.2%
International Paper Co.	8,370	464,451
TFS Corp. Ltd. (Australia)	45,167	60,475
West Fraser Timber Co. Ltd. (Canada)	7,700	393,952

		918,878

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,855	154,262
Nu Skin Enterprises, Inc. (Class A Stock)	347	20,893
Pola Orbis Holdings, Inc. (Japan)	3,400	180,123

		355,278

Pharmaceuticals — 4.8%
AbbVie, Inc.	16,517	966,905
Actavis PLC*	5,429	1,615,777
Aspen Pharmacare Holdings Ltd. (South Africa)*	10,485	331,289
Bayer AG (Germany)	2,732	408,749
Eisai Co. Ltd. (Japan)	2,300	163,594
Eli Lilly & Co.	1,691	122,851
GlaxoSmithKline PLC (United Kingdom), ADR	13,178	608,165
Hospira, Inc.*	8,706	764,735
Johnson & Johnson	5,089	511,953
Laboratorios Farmaceuticos Rovi SA (Spain)	6,248	109,227
Mallinckrodt PLC*	243	30,776
Merck & Co., Inc.	38,623	2,220,050
Mylan NV*	16,493	978,860
Novartis AG (Switzerland)	21,903	2,161,837
Otsuka Holdings Co. Ltd. (Japan)	9,300	290,938

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Pacira Pharmaceuticals, Inc.*	1,038	$92,226
Perrigo Co. PLC	123	20,363
Pfizer, Inc.	99,851	3,473,816
Shire PLC (Ireland)	2,273	181,210
Shire PLC (Ireland), ADR.	1,381	330,459
Sino Biopharmaceutical Ltd. (Hong Kong)	20,000	20,234
Supernus Pharmaceuticals, Inc.*	3,050	36,875
Takeda Pharmaceutical Co. Ltd. (Japan)	6,200	309,491
Teva Pharmaceutical Industries Ltd. (Israel), ADR	12,400	772,520
Theravance Biopharma, Inc. (Cayman Islands)*	1,090	18,911
Theravance, Inc.	1,204	18,927
Valeant Pharmaceuticals International, Inc., (NYSE)*	3,517	698,547
Valeant Pharmaceuticals International, Inc., (TSX)*	2,204	435,405
Zoetis, Inc.	8,393	388,512

.		18,083,202

Professional Services — 0.8%
Capita PLC (United Kingdom)	42,914	709,399
CBIZ, Inc.*	6,151	57,389
DKSH Holding AG (Switzerland)*	1,451	118,260
DLH Holdings Corp.*	7,200	14,328
Equifax, Inc.	6,634	616,962
Exova Group PLC (United Kingdom)*	34,764	82,510
Experian PLC (United Kingdom)	17,046	282,161
Hays PLC (United Kingdom)	49,247	111,149
IHS, Inc. (Class A Stock)*	1,028	116,945
ManpowerGroup, Inc.	621	53,499
SAI Global Ltd. (Australia)	14,147	44,495
SGS SA (Switzerland)	90	171,596
Temp Holdings Co. Ltd. (Japan)	4,400	151,817
Towers Watson & Co. (Class A Stock)	600	79,311
Veda Group Ltd. (Australia)	31,217	55,014
Verisk Analytics, Inc. (Class A Stock)*	1,211	86,465
YouGov PLC (United Kingdom)(g)	41,878	77,010

		2,828,310

Real Estate Investment Trusts (REITs) — 5.1%
Acadia Realty Trust	7,991	278,726
Alexandria Real Estate Equities, Inc.	1,594	156,276
American Campus Communities, Inc.	3,244	139,070
American Capital Agency Corp.	2,030	43,300
American Capital Mortgage Investment Corp.	2,084	37,429
American Realty Capital Properties, Inc.	1,579	15,553
American Residential Properties, Inc.*	3,178	57,172
American Tower Corp.	10,335	973,040
Annaly Capital Management, Inc.	5,531	57,522
Apollo Commercial Real Estate Finance, Inc.	3,165	54,375
Ashford Hospitality Trust, Inc.	440	4,233
AvalonBay Communities, Inc.	4,447	774,890
Axia Real Estate SOCIMI SA (Spain)*	6,590	86,660
Boston Properties, Inc.	3,542	497,580
Camden Property Trust	4,744	370,649
CBL & Associates Properties, Inc.	5,634	111,553
Cherry Hill Mortgage Investment Corp.	2,950	52,009
Crown Castle International Corp.	10,941	903,070

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
CYS Investments, Inc.	5,659	$50,422
DCT Industrial Trust, Inc.	7,956	275,755
Digital Realty Trust, Inc.	4,443	293,060
Douglas Emmett, Inc.	11,598	345,736
EastGroup Properties, Inc.	2,334	140,367
Education Realty Trust, Inc.	1,731	61,243
Ellington Residential Mortgage REIT	2,982	48,845
Equity Residential	7,976	621,011
Essex Property Trust, Inc.	3,007	691,309
Excel Trust, Inc.	4,156	58,267
Federal Realty Investment Trust	4,377	644,338
First Potomac Realty Trust	4,297	51,091
Gecina SA (France)	2,468	333,798
General Growth Properties, Inc.	38,020	1,123,491
Healthcare Realty Trust, Inc.	8,686	241,297
Highwoods Properties, Inc.	5,757	263,555
Home Properties, Inc.	1,200	83,148
Host Hotels & Resorts, Inc.	11,172	225,451
Independence Realty Trust, Inc.	551	5,229
Investors Real Estate Trust	7,707	57,803
Iron Mountain, Inc.	5,323	194,183
Kilroy Realty Corp.	4,706	358,456
Kimco Realty Corp.	13,474	361,777
Land Securities Group PLC (United Kingdom)	21,023	390,296
Macerich Co. (The)	5,254	443,070
NorthStar Realty Finance Corp.	3,177	57,567
Pebblebrook Hotel Trust	4,950	230,522
Plum Creek Timber Co., Inc.	3,353	145,688
Post Properties, Inc.	844	48,049
Power REIT*	392	3,406
ProLogis, Inc.	13,545	590,020
PS Business Parks, Inc.	2,388	198,300
Public Storage	3,122	615,471
Ramco-Gershenson Properties Trust	3,217	59,836
Rayonier, Inc.	1,110	29,926
Realty Income Corp.	1,620	83,592
Redwood Trust, Inc.	2,815	50,304
Regency Centers Corp.	6,648	452,330
RLJ Lodging Trust	6,844	214,286
Select Income REIT	1,507	37,660
Simon Property Group, Inc.	6,804	1,331,135
SL Green Realty Corp.	4,170	535,345
STAG Industrial, Inc.	2,548	59,929
Sunstone Hotel Investors, Inc.	6,100	101,687
Taubman Centers, Inc.	2,226	171,691
Terreno Realty Corp.	5,664	129,139
Urban Edge Properties	8,084	191,591
Vornado Realty Trust	4,318	483,616
Weingarten Realty Investors	7,976	286,976
Weyerhaeuser Co.	33,333	1,104,989
ZAIS Financial Corp.	2,808	50,095

		19,239,255

Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	2,020	87,224
BR Malls Participacoes SA (Brazil)	52,600	279,848
Brasil Brokers Participacoes SA (Brazil)	31,700	27,513
Central Pattana PCL (Thailand)	32,700	42,960
China Overseas Land & Investment Ltd. (China)	144,000	465,033

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Hang Lung Properties Ltd. (Hong Kong)	82,000	$230,379
Iguatemi Empresa de Shopping Centers SA (Brazil)	4,500	39,705
Jones Lang LaSalle, Inc.	478	81,451
Kerry Properties Ltd. (Hong Kong)	47,500	164,885
Realogy Holdings Corp.*	1,464	66,583
Soho China Ltd. (China)	240,500	163,803
Summarecon Agung Tbk PT (Indonesia)	527,400	69,295
Sun Hung Kai Properties Ltd. (Hong Kong)	29,250	451,020
Tokyo Tatemono Co. Ltd. (Japan)	9,000	65,937
Yoma Strategic Holdings Ltd. (Singapore)*	77,200	26,745

		2,262,381

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)	830	151,641
Hertz Global Holdings, Inc.*	2,119	45,940
J.B. Hunt Transport Services, Inc.	2,159	184,368
Kansas City Southern	3,759	383,719
Norfolk Southern Corp.	2,315	238,260
Old Dominion Freight Line, Inc.*	266	20,562
Union Pacific Corp.	2,883	312,258
Werner Enterprises, Inc.	1,884	59,176

		1,395,924

Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc.*	12,709	34,060
Aixtron SE (Germany)*	12,016	90,462
Amkor Technology, Inc.*	633	5,593
Applied Materials, Inc.	15,007	338,558
ARM Holdings PLC (United Kingdom)	30,674	498,183
ASML Holding NV (Netherlands)	4,448	450,934
Atmel Corp.	6,530	53,742
Cree, Inc.*	994	35,277
Cypress Semiconductor Corp.*	4,229	59,671
Intel Corp.	620	19,387
IQE PLC (United Kingdom)*	301,070	97,137
Microchip Technology, Inc.	4,205	205,625
Micron Technology, Inc.*	28,733	779,526
NXP Semiconductor NV (Netherlands)*	3,615	362,801
OmniVision Technologies, Inc.*	2,320	61,178
SK Hynix, Inc. (South Korea)	6,807	278,043
STR Holdings, Inc.	5,407	7,732
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	98,000	455,461
Texas Instruments, Inc.	28,499	1,629,715
Xilinx, Inc.	5,941	251,304

		5,714,389

Software — 1.3%
Activision Blizzard, Inc.	2,929	66,562
ANSYS, Inc.*	918	80,958
Aspen Technology, Inc.*	268	10,315
Autodesk, Inc.*	1,675	98,222
CA, Inc.	22,989	749,671
CDK Global, Inc.	1,110	51,904
Computer Modelling Group Ltd. (Canada)	2,992	30,049
Descartes Systems Group, Inc. (The) (Canada)*	3,200	48,282
Electronic Arts, Inc.*	2,460	144,685
Finjan Holdings, Inc.*	6,750	13,973
Guidewire Software, Inc.*	1,071	56,345

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Informatica Corp.*	1,243	$54,512
Intuit, Inc.	77	7,466
Manhattan Associates, Inc.*	993	50,256
Microsoft Corp.	30,885	1,255,630
NetSuite, Inc.*	1,193	110,663
Nuance Communications, Inc.*	2,785	39,965
Open Text Corp. (Canada)	1,750	92,381
Playtech PLC (United Kingdom)	14,149	162,747
PTC, Inc.*	1,523	55,087
Red Hat, Inc.*	3,825	289,744
salesforce.com, Inc.*	11,407	762,102
ServiceNow, Inc.*	4,524	356,401
Splunk, Inc.*	1,179	69,797
Synopsys, Inc.*	1,681	77,864
Totvs SA (Brazil)	2,158	24,781
WANdisco PLC (United Kingdom)*	7,634	29,696
Workday, Inc. (Class A Stock)*	2,744	231,621
Zynga, Inc. (Class A Stock)*	7,016	19,996

		5,041,675

Specialty Retail — 2.1%
Aeropostale, Inc.*	6,390	22,173
AutoZone, Inc.*	199	135,750
Byggmax Group AB (Sweden)	6,696	46,492
CarMax, Inc.*	3,091	213,310
Dick’s Sporting Goods, Inc.	908	51,747
Dufry AG (Switzerland)*	2,712	400,957
Foot Locker, Inc.	1,128	71,064
Francesca’s Holdings Corp.*	1,119	19,918
GNC Holdings, Inc. (Class A Stock)	984	48,285
Hikari Tsushin, Inc. (Japan)	3,400	220,203
Home Depot, Inc. (The)	11,267	1,280,044
Jin Co. Ltd. (Japan)	1,200	41,555
L Brands, Inc.	6,963	656,541
Lowe’s Cos., Inc.	26,078	1,939,942
Office Depot, Inc.*	3,442	31,666
O’Reilly Automotive, Inc.*	2,211	478,107
Restoration Hardware Holdings, Inc.*	402	39,874
Ross Stores, Inc.	10,409	1,096,692
Tiffany & Co.	875	77,009
Tom Tailor Holding AG (Germany)*	1,407	17,712
Tractor Supply Co.	6,068	516,144
Ulta Salon Cosmetics & Fragrance, Inc.*	425	64,111
VT Holdings Co. Ltd. (Japan)	20,400	89,342
World Duty Free SpA (Italy)*	7,172	77,123
XXL ASA (Norway)*	7,242	65,626
Yellow Hat Ltd. (Japan)	3,300	70,501

		7,771,888

Technology Hardware, Storage & Peripherals — 1.0%
3D Systems Corp.*	126	3,455
Apple, Inc.	21,533	2,679,351
Catcher Technology Co. Ltd. (Taiwan)	9,000	94,124
NCR Corp.*	1,424	42,022
SanDisk Corp.	1,807	114,961
Seagate Technology PLC	4,200	218,526
Toshiba TEC Corp. (Japan)	18,000	118,600
Western Digital Corp.	3,799	345,747

		3,616,786

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 1.0%
Burberry Group PLC (United Kingdom)	11,008	$282,690
Cie Financiere Richemont SA (Switzerland) .	6,159	494,881
Hanesbrands, Inc.	10,061	337,144
Kate Spade & Co.*	4,366	145,781
Kering (France)	2,535	494,878
Luthai Textile Co. Ltd. (China) (Class B Stock)	36,600	53,253
Moncler SpA (Italy)	21,592	361,975
NIKE, Inc. (Class B Stock)	8,900	892,937
Pacific Textile Holdings Ltd. (Hong Kong)	116,000	160,699
PVH Corp.	156	16,623
Samsonite International SA	99,900	347,275
Ted Baker PLC (United Kingdom)	3,324	122,724
Tumi Holdings, Inc.*	1,491	36,470
VF Corp.	460	34,643

		3,781,973

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	3,506	58,655
Ocwen Financial Corp.*	1,618	13,349
Radian Group, Inc.	2,280	38,281
Severn Bancorp, Inc.*	726	3,608
Waterstone Financial, Inc.	4,460	57,266

		171,159

Tobacco — 0.7%
Japan Tobacco, Inc. (Japan)	32,000	1,011,676
KT&G Corp. (South Korea)	4,054	324,115
Philip Morris International, Inc.	17,076	1,286,335

		2,622,126

Trading Companies & Distributors — 0.8%
AeroCentury Corp.*	1,940	25,724
Brenntag AG (Germany)	7,316	437,090
Essex Rental Corp.*	8,654	11,423
Fastenal Co.	2,036	84,362
Huttig Building Products, Inc.*	9,300	26,505
IMCD Group NV (Netherlands)*	2,504	84,353
Indutrade AB (Sweden)	1,081	49,486
ITOCHU Corp. (Japan)	15,700	169,903
Mitsubishi Corp. (Japan)	17,800	357,670
Mitsui & Co. Ltd. (Japan)	14,800	198,204
Rexel SA (France)	14,231	268,336
Sumitomo Corp. (Japan)	104,000	1,109,780
W.W. Grainger, Inc.	1,377	324,710

		3,147,546

Transportation Infrastructure — 0.1%
DP World Ltd. (United Arab Emirates)	18,772	405,475

Water Utilities
American States Water Co.	1,505	60,034
California Water Service Group	2,380	58,334

		118,368

Wireless Telecommunication Services — 0.7%
Globe Telecom, Inc. (Philippines)	1,125	50,598
Sarana Menara Nusantara Tbk PT (Indonesia)*(g)	846,200	260,170
SBA Communications Corp. (Class A Stock)*	684	80,096
SoftBank Corp. (Japan)	20,600	1,199,733
SoftBank Corp. (Japan), ADR	882	25,644

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

		Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Tim Participacoes SA (Brazil), ADR		13,145	$217,944
T-Mobile US, Inc.*		12,731	403,445
Vodafone Group PLC (United Kingdom), ADR		13,246	432,879

			2,670,509

TOTAL COMMON STOCKS (cost $302,432,281)			318,779,495

PREFERRED STOCKS — 0.3%
Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC),		3,165	839,363

Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC),		23,120	256,587

Health Care Equipment & Supplies
Sartorius AG (Germany) (PRFC),		654	83,391

TOTAL PREFERRED STOCKS (cost $1,095,287)			1,179,341

		Units
RIGHTS*(l)
Banks
Banco Bilbao Vizcaya Argentaria SA, expiring 04/14/15		77,999	11,238

Diversified Telecommunication Services
Telefonica SA, expiring 04/12/15		42,642	6,878

Commercial Services & Supplies
Serco Group PLC, expiring 04/16/15		41,212	25,065

TOTAL RIGHTS (cost $45,345)			43,181

		Shares
UNAFFILIATED MUTUAL FUND
CPN Retail Growth Leasehold Property Fund(g) (cost $83,925)		167,300	82,776

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Non-Residential Mortgage-Backed Securities
American Express Credit Account Master Trust,
Series 2014-3, Class A
1.490%	04/15/20	100	100,799
AmeriCredit Automobile Receivables Trust,
Series 2014-2, Class B
1.600%	07/08/19	15	14,994
Ascentium Equipment Receivables,
Series 2015-1A, Class A3
1.610%	10/13/20	38	38,098
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	100	100,930
Capital Auto Receivables Asset Trust,
Series 2014-2, Class A4
1.620%	10/22/18	15	15,104

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
CNH Equipment Trust,
Series 2014-A, Class A3
0.840%	05/15/19	15	$14,994
Series 2014-B, Class A4
1.610%	05/17/21	30	30,095
DB Master Finance LLC,
Series 2015-1A, Class A2II
3.980%	02/20/45	190	194,039
Diamond Resorts Owner Trust,
Series 2014-1, Class A
2.540%	05/20/27	102	102,870
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%	04/15/20	220	220,669
Enterprise Fleet Financing LLC,
Series 2015-1, Class A3
1.740%	09/20/20	200	200,536
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A
1.060%	08/15/18	6	5,658
Ford Credit Auto Lease Trust,
Series 2014-A, Class A4
0.900%	06/15/17	15	14,993
Series 2014-B, Class A4
1.100%	11/15/17	20	20,016
Ford Credit Floorplan Master Owner Trust A,
Series 2014-1, Class A1
1.200%	02/15/19	15	15,041
Series 2014-4, Class A1
1.400%	08/15/19	100	100,256
GE Equipment Transportation LLC,
Series 2014-1, Class A4
1.480%	08/23/22	15	15,058
John Deere Owner Trust,
Series 2014-A, Class A3
0.920%	04/16/18	20	20,026
Series 2014-B, Class A3
1.070%	11/15/18	100	100,188
Kubota Credit Owner Trust,
Series 2015-1A, Class A3
1.540%	03/15/19	225	225,129
MVW Owner Trust,
Series 2014-1A, Class A
2.250%	10/20/24	91	90,913
Sierra Receivables Funding Co. LLC,
Series 2014-2A, Class A
2.050%	06/20/31	69	69,806
Sierra Timeshare Receivables Funding LLC,
Series 2014-3A, Class A
2.300%	10/20/31	82	82,347
SMART Trust (Australia),
Series 2014-1US, Class A3A
0.950%	02/14/18	15	14,985
Synchrony Credit Card Master Note Trust,
Series 2014-1, Class A
1.610%	11/15/20	145	145,422

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Class A4
1.450%	09/21/20	40	$40,062

TOTAL ASSET-BACKED SECURITIES
(cost $1,982,813)			1,993,028

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR8, Class A4
4.674%	06/11/41	18	17,785
Series 2006-T24, Class A4
5.537%	10/12/41	47	49,159
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A1
1.199%	03/10/47	13	12,705
Series 2014-GC21, Class AS
4.026%	05/10/47	50	53,837
Series 2014-GC23, Class A1
1.392%	07/10/47	28	27,645
Series 2014-GC25, Class A1
1.485%	10/10/47	14	14,253
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	40	42,186
Series 2014-CR15, Class A1
1.218%	02/10/47	12	12,427
Series 2014-CR20, Class A1
1.324%	11/10/47	37	37,413
Series 2014-LC15, Class B
4.599%(c)	04/10/47	20	22,083
Series 2014-UBS2, Class A1
1.298%	03/10/47	13	13,012
Series 2014-UBS4, Class A1
1.309%	08/10/47	13	13,390
Series 2014-UBS5, Class A1
1.373%	09/10/47	88	87,634
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through,
Series K025, Class A1
1.583%	04/25/22	68	68,330
1.875%	04/25/22	19	18,777
Series K716, Class A1
2.413%	01/25/21(g)	68	69,759
FREMF Mortgage Trust,
Series 2014-K41, Class B
3.830%	10/25/24	115	118,563
Series 2015-K43, Class B
3.863%	02/25/48	125	127,740
GS Mortgage Securities Trust,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	50	50,810
Series 2014-GS20, Class B
4.529%(c)	04/10/47	20	21,782
Series 2014-GC22, Class A1
1.290%	06/10/47	13	13,379
Series 2014-GC24, Class A1
1.509%	09/10/47	106	106,404

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(c)	04/15/47	30	$32,897
Series 2014-C22, Class A1
1.451%	09/15/47	23	22,980
Series 2014-C23, Class A1
1.650%	09/15/47	47	47,286
Series 2014-C24, Class A1
1.539%	11/15/47	14	14,270
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9, Class A3
5.336%	05/15/47	15	15,491
Series 2007-CB19, Class A4
5.698%(c)	02/12/49	15	16,153
Series 2014-C20, Class A1
1.268%	07/15/47	17	17,304
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A1
1.294%	06/15/47	9	8,946
Series 2014-C17, Class B
4.464%(c)	08/15/47	60	64,916
Series 2014-C18, Class A1
1.686%	10/15/47	95	95,428
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class A3
5.678%	05/15/46	15	16,129
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class A1
1.233%	03/15/47	54	54,121
Series 2014-C20, Class AS
4.176%	05/15/47	40	43,749
Series 2014-C21, Class A1
1.413%	08/15/47	42	41,685
1.475%	09/15/57	42	41,811

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,511,681)			1,532,239

CONVERTIBLE BOND — 0.1%
Real Estate Management & Development — 0.1%
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
(cost $114,915)
4.250%	08/15/18	102	128,265

CORPORATE OBLIGATIONS — 4.1%
Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Equipment Trust
3.700%	10/01/26	95	98,325
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	05/01/27	140	141,050
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.750%	06/17/21	28	32,600
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.750%	12/15/16	60	64,335

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Airlines (cont’d.)
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	35	$36,488

			372,798

Auto Components
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24	25	26,577

Automobiles — 0.1%
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18	60	61,474
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.950%	09/12/17	100	101,593

			163,067

Banks — 1.1%
Abbey National Treasury Services PLC (United Kingdom),
Gtd. Notes
1.375%	03/13/17	90	90,381
2.350%	09/10/19	50	50,789
Bank of America Corp.,
Sr. Unsec’d. Notes
2.650%	04/01/19	115	117,177
3.875%	03/22/17	90	94,188
4.100%	07/24/23	35	37,347
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	25	26,771
Sub. Notes, MTN
4.200%	08/26/24	10	10,346
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.300%	07/14/17	50	50,158
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	07/21/17	100	100,161
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	200	200,610
BNP Paribas SA (France),
Gtd. Notes, MTN
1.375%	03/17/17	15	15,025
BPCE SA (France),
Sub. Notes, 144A
5.150%	07/21/24	200	213,699
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.800%	02/05/18	95	95,198
1.850%	11/24/17	100	100,703
3.375%	03/01/23	55	56,366
5.875%	01/30/42	25	31,896
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A
5.000%	10/15/19	100	112,563
Credit Suisse/New York NY (Switzerland),
Sr. Unsec’d. Notes
1.375%	05/26/17	250	250,451

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	30	$32,065
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.900%	07/19/18	200	206,702
Sub. Notes
6.750%	10/01/37	180	236,350
HSBC Holdings PLC (United Kingdom),
Sub. Notes
6.500%	05/02/36	100	126,430
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	175	174,425
Sub. Notes
3.375%	05/01/23	75	75,504
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18	200	203,339
Gtd. Notes, 144A
6.500%	09/14/20	100	117,487
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.650%	03/24/17	15	15,076
2.600%	06/24/19	45	45,637
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	75	75,824
4.300%	01/27/45	45	46,630
Sr. Unsec’d. Notes, MTN
2.375%	07/23/19	120	120,895
Sub. Notes
5.000%	11/24/25	155	171,222
PNC Funding Corp.,
Gtd. Notes
3.300%	03/08/22	35	36,867
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.150%	03/15/19	45	45,662
Santander Bank NA,
Sr. Unsec’d. Notes
2.000%	01/12/18	250	251,079
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	09/08/17	200	199,689
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	50	50,777
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	51,795
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35	75	88,366

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	75	$77,462
3.500%	03/08/22	70	74,315

			4,177,427

Beverages
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Sr. Unsec’d. Notes
2.875%	02/15/16	25	25,496

Biotechnology — 0.1%
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	10	10,145
4.625%	05/15/44	185	196,786
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/19	25	25,330

			232,261

Capital Markets — 0.1%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
5.300%	03/15/20	15	17,254
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.300%	09/11/19	100	101,780
British Sky Broadcasting Group PLC (United Kingdom),
Gtd. Notes, 144A
2.625%	09/16/19	200	203,105
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	24,810

			346,949

Chemicals
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20	25	27,424
Ecolab, Inc.,
Sr. Unsec’d. Notes
1.550%	01/12/18	100	100,259

			127,683

Commercial Services & Supplies
Republic Services, Inc.,
Gtd. Notes
5.500%	09/15/19	25	28,343
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17	25	25,745

			54,088

Construction Materials
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
6.000%	12/30/19	20	23,092

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Consumer Finance — 0.3%
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18	35	$34,996
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	50	50,974
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16	200	200,931
2.145%	01/09/18	200	202,285
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20	90	91,071
HPHT Finance 15 Ltd. (Singapore),
Gtd. Notes, 144A
2.250%	03/17/18	200	200,691
John Deere Capital Corp.,
Sr. Unsec’d. Notes
1.700%	01/15/20	25	24,782
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.,
Gtd. Notes
5.750%	04/15/23	50	52,979
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17	15	15,207
Toyota Motor Credit Corp. (Japan),
Sr. Unsec’d. Notes, MTN
1.450%	01/12/18	150	150,960

			1,024,876

Containers & Packaging
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	30	30,165

Diversified Consumer Services
President and Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	36,432

Diversified Financial Services — 0.1%
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	75	75,550
General Electric Capital Corp.,
Sr. Unsec’d. Notes
1.625%	04/02/18	210	211,570
Sr. Unsec’d. Notes, MTN
3.150%	09/07/22	42	43,436
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.125%	04/13/18	45	47,309

			377,865

Diversified Telecommunication Services — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17	50	49,736
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.992%	02/16/16	15	15,382

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.150%	09/15/23	275	$315,283
6.350%	04/01/19	25	29,093

			409,494

Electric Utilities — 0.2%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.750%	03/01/45	60	61,104
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	37,975
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	25	29,114
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20	25	28,239
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	100	105,545
PPL Capital Funding, Inc.,
Gtd. Notes
1.900%	06/01/18	20	20,059
Southern Co. (The),
Sr. Unsec’d. Notes
1.300%	08/15/17	75	75,037
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	35	41,034
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	50	56,583
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	150	156,679

			611,369

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18	30	30,779
4.000%	04/01/25	25	25,151
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	10/30/19	100	100,740
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	20	20,281

			176,951

Energy Equipment & Services — 0.1%
Cameron International Corp.,
Sr. Unsec’d. Notes
1.400%	06/15/17	50	49,265
EQT Midstream Partners LP,
Gtd. Notes
4.000%	08/01/24	55	54,599

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Energy Equipment & Services (cont’d.)
Kinder Morgan Inc.,
Gtd. Notes
2.000%	12/01/17	45	$44,930
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20	15	14,938
Transocean, Inc.,
Gtd. Notes
6.375%	12/15/21	75	63,094
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.550%	06/24/24	25	24,213
Williams Partners LP,
Sr. Unsec’d. Notes
5.400%	03/04/44	35	35,109

			286,148

Food & Staples Retailing
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17	35	35,318

Food Products
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.600%	06/01/44	35	36,847
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	70	77,231

			114,078

Health Care Equipment & Supplies
Avnet, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/20	25	28,092
Zimmer Holdings, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	85	86,029

			114,121

Health Care Providers & Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/19	25	25,263
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	30	29,840
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	75	76,465
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.200%	07/01/55	75	75,976
NYU Hospitals Center,
Unsec’d. Notes
4.784%	07/01/44	135	150,426
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	204,454

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/22	40	$40,674

			603,098

Independent Power & Renewable Electricity Producers
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	25	30,236

Industrial Conglomerates — 0.1%
Hutchison Whampoa International 14 Ltd. (Hong Kong),
Gtd. Notes, 144A
1.625%	10/31/17	200	199,179

Insurance — 0.2%
ACE INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	31,295
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.200%	03/11/25	200	201,760
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	15	15,222
4.125%	02/15/24	50	54,126
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	25	25,910
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	52,253
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	150	162,656
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19	75	76,069
3.500%	06/03/24	25	25,794
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	35	35,803
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	70	79,024

			759,912

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24	150	157,649
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.650%	03/15/25	75	76,325

			233,974

Internet Software & Services — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19	200	202,070

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Internet Software & Services (cont’d.)
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
3.375%	05/02/19	200	$207,226

			409,296

IT Services
Fidelity National Information Services, Inc.,
Gtd. Notes
1.450%	06/05/17	35	34,971
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16	25	25,641
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20	90	90,126

			150,738

Machinery
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.000%	03/03/17	50	50,171

Media — 0.2%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21	25	27,691
4.750%	09/15/44	160	179,328
5.650%	08/15/20	30	34,822
Comcast Corp.,
Gtd. Notes
6.950%	08/15/37	25	35,510
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	06/01/18	35	39,759
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
2.400%	03/15/17	25	25,449
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	25	29,075
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
2.250%	11/15/17	50	50,402
4.200%	04/15/24	35	37,079
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	50	50,787
5.150%	04/30/20	25	28,692
Omnicom Group, Inc.,
Gtd. Notes
3.650%	11/01/24	25	25,861
Sirius XM Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	08/15/22	25	26,375
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16	10	9,996
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19	35	35,004

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	$88,721

			724,551

Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.050%	09/30/18	50	51,043
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18	50	50,329
3.625%	06/09/21	35	35,590
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
1.375%	06/17/16	35	35,189
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	25	24,032
6.875%	11/21/36	25	24,180

			220,363

Multi-Utilities — 0.1%
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	12/01/19	110	111,788
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21	50	54,553
PSEG Power LLC,
Gtd. Notes
2.750%	09/15/16	35	35,851

			202,192

Oil, Gas & Consumable Fuels — 0.5%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	60	60,474
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.375%	11/06/17	25	24,988
California Resources Corp.,
Gtd. Notes, 144A
5.500%	09/15/21	34	30,165
6.000%	11/15/24	53	46,507
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
1.750%	01/15/18	35	34,827
ConocoPhillips Co.,
Gtd. Notes
1.050%	12/15/17	40	39,853
DCP Midstream Operating LP,
Gtd. Notes
5.600%	04/01/44	25	21,479
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25	110	105,312
4.250%	09/18/18	50	52,375
5.875%	05/28/45	45	41,870

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
6.500%	02/01/42	35	$40,600
Enlink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	25	24,994
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	85	85,927
Murphy Oil Corp.,
Sr. Unsec’d. Notes
2.500%	12/01/17	15	14,788
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	25	26,479
5.050%	11/15/44	75	78,696
Noble Holding International Ltd.,
Gtd. Notes
4.000%	03/16/18	70	70,388
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23	200	200,500
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.750%	01/20/20	100	92,758
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.125%	01/23/19	40	40,800
5.500%	06/27/44	100	100,875
Gtd. Notes, 144A
3.500%	07/23/20	90	92,025
Phillips 66,
Gtd. Notes
4.650%	11/15/34	100	105,959
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	100	100,400
Rowan Cos., Inc.,
Gtd. Notes
4.750%	01/15/24	45	42,584
SESI LLC,
Gtd. Notes
6.375%	05/01/19	160	162,400
Southwestern Energy Co.,
Sr. Unsec’d. Notes
3.300%	01/23/18	10	10,192
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	50	47,054
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.600%	12/01/24	100	102,008
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	25	26,547
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	30	29,775

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)

			$1,953,599

Paper & Forest Products
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22	20	22,110
4.800%	06/15/44	25	25,676
West Fraser Timber Co. Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
4.350%	10/15/24	90	90,144

			137,930

Pharmaceuticals
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22	135	138,277
McKesson Corp.,
Sr. Unsec’d. Notes
1.292%	03/10/17	10	10,010

			148,287

Real Estate Investment Trusts (REITs) — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
4.125%	07/01/24	50	51,847
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	35	36,247
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	100	104,220
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	100	102,607

			294,921

Road & Rail
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.800%	11/01/18	25	25,724
3.850%	11/15/24	10	10,416

			36,140

Software
Oracle Corp.,
Sr. Unsec’d. Notes
2.250%	10/08/19	100	101,975

Specialty Retail
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.400%	03/01/16	25	26,099
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21	50	55,260

			81,359

Technology Hardware, Storage & Peripherals
Apple, Inc.,
Sr. Unsec’d. Notes
1.000%	05/03/18	30	29,825

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Tobacco
Altria Group, Inc.,
Gtd. Notes
2.950%	05/02/23	45	$44,810

Trading Companies & Distributors
GATX Corp.,
Sr. Unsec’d. Notes
1.250%	03/04/17	25	24,897
2.600%	03/30/20	15	15,040

			39,937

Transportation Infrastructure
JB Hunt Transport Services, Inc.,
Gtd. Notes
2.400%	03/15/19	25	25,462
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	06/15/19	30	30,039

			55,501

Wireless Telecommunication Services
SBA Tower Trust,
Sr. Sec’d. Notes, 144A
2.898%	10/15/44	160	161,945

TOTAL CORPORATE OBLIGATIONS (cost $15,219,740)			15,436,194

FOREIGN GOVERNMENT BONDS — 0.3%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	206,200
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	78,600
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24	25	27,450
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	25	25,027
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	50	53,017
Province of Ontario (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18	15	15,025
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21	100	104,373
Unsec’d. Notes
3.500%	07/29/20	25	27,160
Republic of Bermuda (Bermuda),
Sr. Unsec’d. Notes, 144A
5.603%	07/20/20	200	221,000
Republic of Iceland (Iceland),
Unsec’d. Notes, 144A
4.875%	06/16/16	100	104,051
Republic of Romania (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24	50	55,375

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	100	$109,687
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	100	115,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $1,115,872)			1,142,465

MUNICIPAL BONDS — 0.1%
California
University of California,
Revenue Bonds
4.131%	05/15/45	15	15,320

Illinois
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd.
5.720%	12/01/38	10	12,805

Kansas
Kansas City Southern Railway Co. (The),
Gtd. Notes
4.300%	05/15/43	50	52,808

Massachusetts
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	80,612

New York
Port Authority of New York & New Jersey,
Revenue Bonds
5.310%	08/01/46	50	55,382

North Carolina — 0.1%
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	150	160,152

Washington
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	75	78,360

TOTAL MUNICIPAL BONDS (cost $426,839)			455,439

RESIDENTIAL MORTGAGE-BACKED SECURITIES
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1
1.672%(c)	02/25/25	19	19,090
Series 2015-C01, Class 2M1
1.672%(c)	02/25/25	9	9,374

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $28,306)			28,464

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.0%
Federal Home Loan Mortgage Corp.
2.000%	07/01/28	32	31,762
2.500%	05/01/28	33	33,832
2.500%	TBA	170	174,303

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	01/01/27-08/01/43	374	$383,601
3.000%	TBA	85	88,998
3.500%	08/01/26-12/01/42	391	411,874
3.500%	TBA	170	178,165
4.000%	07/01/25-06/01/42	292	312,816
4.500%	08/01/24-05/01/40	68	74,273
4.500%	TBA	195	212,352
5.000%	07/01/35-09/01/39	102	113,095
5.500%	06/01/36	105	118,178
6.000%	08/01/34-01/01/38	97	111,374
Federal National Mortgage Assoc.
0.875%	10/26/17	265	265,328
2.500%	09/01/27-02/01/43	533	547,318
2.500%	TBA	80	82,163
3.000%	02/01/27-11/01/43	976	1,007,286
3.000%	TBA	515	526,507
3.000%	TBA	150	157,242
3.500%	01/01/26-04/01/45	898	947,314
3.500%	TBA	855	898,017
4.000%	07/01/25-12/01/44	1,238	1,328,249
4.000%	TBA	490	523,917
4.500%	01/01/27-05/01/41	539	590,061
4.500%	TBA	270	293,815
4.500%	TBA	270	294,553
5.000%	04/01/19-02/01/42	248	274,741
5.000%	TBA	315	350,265
5.500%	04/01/34-08/01/37	380	430,316
6.000%	02/01/34-01/01/40	413	474,771
6.500%	11/01/36	36	42,042
Government National Mortgage Assoc.
2.500%	10/20/42-01/20/43	70	69,594
3.000%	12/20/42-12/20/44	310	319,515
3.000%	TBA	495	509,686
3.000%	TBA	30	30,877
3.500%	01/15/42-02/20/45	399	421,393
3.500%	TBA	590	620,814
4.000%	08/20/39-12/20/44	502	539,025
4.000%	TBA	325	346,265
4.500%	05/20/40-10/20/44	489	533,286
5.000%	05/20/33-11/20/44	422	469,388
5.500%	08/20/38	37	41,068

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $14,991,046)			15,179,439

U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Bonds
2.000%	02/15/25	605	608,828
2.500%	02/15/45	940	931,334
3.125%	11/15/41	295	329,755
3.375%	05/15/44	690	808,324
3.625%	08/15/43	285	348,279
3.875%	08/15/40	55	69,236
4.500%	02/15/36	1,110	1,512,115
5.375%	02/15/31	150	213,141
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	430	423,126
U.S. Treasury Notes
0.375%	08/31/15	1,510	1,511,652

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.500%	07/31/17	1,380	$1,374,717
0.875%	01/31/17	895	900,873
1.000%	09/30/16	2,095	2,113,004
1.250%	08/31/15-10/31/18	2,285	2,296,118
1.500%	05/31/19	315	318,396
1.625%	08/31/19	675	684,861
1.750%	09/30/19	615	626,723
2.125%	02/29/16	1,890	1,921,746
2.500%	08/15/23	1,370	1,441,818
2.625%	08/15/20-11/15/20	2,340	2,479,173
2.750%	02/15/24	280	300,081
3.125%	05/15/19	385	414,176

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,308,435)			21,627,476

TOTAL LONG-TERM INVESTMENTS (cost $360,356,485)			377,607,802

		Shares
SHORT-TERM INVESTMENT — 2.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $8,567,161)(w)		8,567,161	8,567,161

TOTAL INVESTMENTS — 102.0% (cost $368,923,646)			386,174,963
Liabilities in excess of other assets — (2.0)%			(7,658,755)

NET ASSETS — 100.0%			$378,516,208

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(g)	Indicates a security that has been deemed illiquid.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

Level 2 – quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 – unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities

Common Stocks	$235,246,786	$83,272,539	$260,170
Preferred Stocks	256,587	922,754	—
Rights	43,181	—	—
Unaffiliated Mutual Fund	82,776	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	1,993,028	—
Commercial Mortgage-Backed Securities	—	1,532,239	—
Convertible Bonds	—	128,265	—
Corporate Obligations	—	15,127,731	308,463
Foreign Government Bonds	—	1,142,465	—
Municipal Bonds	—	455,439	—
Residential Mortgage-Backed Securities	—	28,464	—
U.S. Government Agency Obligations	—	15,179,439	—
U.S. Treasury Obligations	—	21,627,476	—
Affiliated Money Market Mutual Fund	8,567,161	—	—

Total	$244,196,491	$141,409,839	$568,633

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 99.2%
Aerospace & Defense — 5.9%
Boeing Co. (The)	518,500	$77,816,480
Precision Castparts Corp.	167,100	35,091,000
Textron, Inc.	188,300	8,347,339

		121,254,819

Air Freight & Logistics — 0.9%
FedEx Corp.	114,300	18,910,935

Airlines — 3.5%
American Airlines Group, Inc.	1,000,500	52,806,390
United Continental Holdings, Inc.*	277,800	18,682,050

		71,488,440

Automobiles — 0.7%
Tesla Motors, Inc.*(a)	78,300	14,780,691

Biotechnology — 11.6%
Alexion Pharmaceuticals, Inc.*	286,295	49,614,923
Biogen, Inc.*	113,100	47,755,344
BioMarin Pharmaceutical, Inc.*	111,400	13,882,668
Celgene Corp.*	371,116	42,782,252
Gilead Sciences, Inc.*	485,300	47,622,489
Incyte Corp.*(a)	108,900	9,981,774
Regeneron Pharmaceuticals, Inc.*(a)	28,700	12,957,476
Vertex Pharmaceuticals, Inc.*	115,200	13,590,144

		238,187,070

Capital Markets — 5.0%
Morgan Stanley	1,236,100	44,116,409
State Street Corp.	321,200	23,617,836
TD Ameritrade Holding Corp.	913,700	34,044,462

		101,778,707

Chemicals — 1.1%
E.I. du Pont de Nemours & Co.	119,700	8,554,959
Sherwin-Williams Co. (The)	51,500	14,651,750

		23,206,709

Communications Equipment — 0.3%
Palo Alto Networks, Inc.*	48,300	7,055,664

Construction Materials — 1.4%
Vulcan Materials Co.	347,400	29,285,820

Diversified Financial Services — 0.8%
Intercontinental Exchange, Inc.	69,300	16,165,611

Health Care Equipment & Supplies — 1.9%
Intuitive Surgical, Inc.*	76,710	38,740,851

Health Care Providers & Services — 7.1%
Anthem, Inc.	126,200	19,486,542
Humana, Inc.	134,700	23,979,294
McKesson Corp.	292,630	66,192,906
UnitedHealth Group, Inc.	295,400	34,942,866

		144,601,608

Hotels, Restaurants & Leisure — 5.8%
Chipotle Mexican Grill, Inc.*	9,700	6,310,238
Hilton Worldwide Holdings, Inc.*	781,773	23,156,116
MGM Resorts International*(a)	1,382,023	29,063,944
Starbucks Corp.	273,015	25,854,521
Wynn Resorts Ltd.	272,300	34,277,124

		118,661,943

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates — 3.2%
Danaher Corp.	769,800	$65,356,020

Internet & Catalog Retail — 9.3%
Amazon.com, Inc.*	241,247	89,768,009
Netflix, Inc.*	35,500	14,792,495
Priceline Group, Inc. (The)*	58,800	68,452,020
Vipshop Holdings Ltd. (China), ADS*(a)	566,600	16,680,704

		189,693,228

Internet Software & Services — 11.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	229,512	19,104,579
Baidu, Inc. (China), ADR*	143,200	29,842,880
Facebook, Inc. (Class A Stock)*	601,400	49,444,101
Google, Inc. (Class A Stock)*	102,060	56,612,682
Google, Inc. (Class C Stock)*	92,260	50,558,480
LinkedIn Corp. (Class A Stock)*	64,800	16,190,928
Twitter, Inc.*	307,300	15,389,584

		237,143,234

IT Services — 4.6%
Vantiv, Inc. (Class A Stock)*	360,300	13,583,310
Visa, Inc. (Class A Stock)(a)	1,236,000	80,846,760

		94,430,070

Machinery — 1.9%
Flowserve Corp.	287,700	16,252,173
Wabtec Corp.	229,400	21,795,294

		38,047,467

Oil, Gas & Consumable Fuels — 2.5%
EQT Corp.	223,800	18,546,306
Pioneer Natural Resources Co.	60,500	9,892,355
Range Resources Corp.	432,241	22,493,822

		50,932,483

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	185,900	15,459,444

Pharmaceuticals — 5.9%
Actavis PLC*	143,753	42,783,768
Eli Lilly & Co.	274,600	19,949,690
Valeant Pharmaceuticals International, Inc.*	286,700	56,944,354

		119,677,812

Professional Services — 0.6%
Verisk Analytics, Inc. (Class A Stock)*	176,800	12,623,520

Road & Rail — 0.8%
J.B. Hunt Transport Services, Inc.(a)	192,400	16,429,998

Semiconductors & Semiconductor Equipment — 0.4%
ASML Holding NV (Netherlands)(a)	80,100	8,092,503

Software — 5.2%
Mobileye NV*(a)	99,200	4,169,376
NetSuite, Inc.*(a)	143,000	13,264,680
Red Hat, Inc.*	326,200	24,709,650
salesforce.com, Inc.*	536,200	35,823,522
ServiceNow, Inc.*	229,200	18,056,376
Workday, Inc. (Class A Stock)*(a)	129,200	10,905,772

		106,929,376

Specialty Retail — 3.4%
CarMax, Inc.*(a)	204,400	14,105,644

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Lowe’s Cos., Inc.	427,900	$31,831,481
Tractor Supply Co.	266,300	22,651,478

		68,588,603

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	253,500	31,543,005
SanDisk Corp.	152,300	9,689,326

		41,232,331

Textiles, Apparel & Luxury Goods — 1.0%
Hanesbrands, Inc.	445,900	14,942,109
Under Armour, Inc. (Class A Stock)*(a)	57,600	4,651,200

		19,593,309

TOTAL COMMON STOCKS (cost $1,532,772,842)		2,028,348,266

PREFERRED STOCK
Internet Software & Services
Living Social, CVT*(g)
(cost $1,352,010)	175,814	1,758

TOTAL LONG-TERM INVESTMENTS (cost $1,534,124,852)		2,028,350,024

SHORT-TERM INVESTMENT — 8.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $179,166,325; includes $164,713,027 of cash collateral for securities on loan)(b)(w)	179,166,325	179,166,325

TOTAL INVESTMENTS — 108.0% (cost $1,713,291,177)		2,207,516,349
Liabilities in excess of other assets — (8.0)%		(163,707,280)

NET ASSETS — 100.0%		$2,043,809,069

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $160,064,719; cash collateral of $164,713,027 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

Level 2 – quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 – unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$121,254,819	$—	$—
Air Freight & Logistics	18,910,935	—	—
Airlines	71,488,440	—	—
Automobiles	14,780,691	—	—
Biotechnology	238,187,070	—	—
Capital Markets	101,778,707	—	—
Chemicals	23,206,709	—	—
Communications Equipment	7,055,664	—	—
Construction Materials	29,285,820	—	—
Diversified Financial Services	16,165,611	—	—
Health Care Equipment & Supplies	38,740,851	—	—

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Health Care Providers & Services	$144,601,608	$—	$—
Hotels, Restaurants & Leisure	118,661,943	—	—
Industrial Conglomerates	65,356,020	—	—
Internet & Catalog Retail	189,693,228	—	—
Internet Software & Services	237,143,234	—	—
IT Services	94,430,070	—	—
Machinery	38,047,467	—	—
Oil, Gas & Consumable Fuels	50,932,483	—	—
Personal Products	15,459,444	—	—
Pharmaceuticals	119,677,812	—	—
Professional Services	12,623,520	—	—
Road & Rail	16,429,998	—	—
Semiconductors & Semiconductor Equipment	8,092,503	—	—
Software	106,929,376	—	—
Specialty Retail	68,588,603	—	—
Technology Hardware, Storage & Peripherals	41,232,331	—	—
Textiles, Apparel & Luxury Goods	19,593,309	—	—
Preferred Stocks
Internet Software & Services	—	—	1,758
Affiliated Money Market Mutual Fund	179,166,325	—	—

Total	$2,207,514,591	$—	$1,758

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 97.5%
Aluminum — 0.4%
Constellium NV (Netherlands) (Class A Stock)*	115,200	$2,340,864

Application Software — 0.1%
Computer Modelling Group Ltd. (Canada)	81,200	815,494

Automotive Retail — 0.5%
Murphy USA, Inc.*	41,200	2,981,644

Coal & Consumable Fuels — 0.5%
CONSOL Energy, Inc.(a)	109,100	3,042,799

Construction & Engineering — 0.9%
Jacobs Engineering Group, Inc.*(a)	47,400	2,140,584
Quanta Services, Inc.*	117,196	3,343,602

		5,484,186

Construction Materials — 3.4%
Eagle Materials, Inc.	51,600	4,311,696
Holcim Ltd. (Switzerland)*	36,009	2,682,759
Martin Marietta Materials, Inc.	34,200	4,781,160
Vulcan Materials Co.	98,200	8,278,260

		20,053,875

Diversified Chemicals — 1.5%
Dow Chemical Co. (The)	18,700	897,226
E.I. du Pont de Nemours & Co.	108,700	7,768,789

		8,666,015

Diversified Metals & Mining — 3.2%
Antofagasta PLC (United Kingdom)	267,148	2,890,070
BHP Billiton Ltd. (Australia)	311,042	7,229,865
Horsehead Holding Corp.*(a)	91,800	1,162,188
Southern Copper Corp.(a)	270,500	7,893,190

		19,175,313

Electric Utilities — 2.1%
EDP - Energias do Brasil SA (Brazil)	193,700	632,405
Exelon Corp.	138,800	4,665,068
FirstEnergy Corp.	126,100	4,421,066
PNM Resources, Inc.	95,000	2,774,000

		12,492,539

Fertilizers & Agricultural Chemicals — 4.4%
CF Industries Holdings, Inc.	10,700	3,035,376
Monsanto Co.	54,200	6,099,668
Mosaic Co. (The)	166,600	7,673,596
Potash Corp. of Saskatchewan, Inc. (Canada)	276,600	8,920,350
Sociedad Quimica y Minera de Chile SA (Chile), ADR	28,400	518,300

		26,247,290

Forest Products — 0.4%
West Fraser Timber Co. Ltd. (Canada)	45,600	2,333,015

Gas Utilities — 0.9%
Atmos Energy Corp.	22,400	1,238,720
Infraestructura Energetica Nova SAB De CV (Mexico)	729,200	3,982,670

		5,221,390

Gold — 1.8%
Franco-Nevada Corp. (Canada)	135,400	6,561,803

Shares		Value
COMMON STOCKS (Continued)
Gold (cont’d.)
Randgold Resources Ltd. (United Kingdom)	62,279	$4,317,303

		10,879,106

Industrial Gases — 4.0%
Air Products & Chemicals, Inc.	25,100	3,797,128
Airgas, Inc.	123,300	13,083,363
Praxair, Inc.(a)	56,300	6,797,662

		23,678,153

Industrial Machinery — 4.6%
Aalberts Industries NV (Netherlands)	41,103	1,293,607
Dover Corp.	64,800	4,478,976
Flowserve Corp.	181,200	10,235,988
Harsco Corp.	104,400	1,801,944
Pentair PLC (United Kingdom)(a)	69,700	4,383,433
Watts Water Technologies, Inc. (Class A Stock)	31,900	1,755,457
Xylem, Inc.	108,300	3,792,666

		27,742,071

Integrated Oil & Gas — 10.5%
BG Group PLC (United Kingdom)	162,145	1,990,116
Chevron Corp.	17,456	1,832,531
Eni SpA (Italy)	318,477	5,512,224
Exxon Mobil Corp.	200,408	17,034,680
Hess Corp.	148,900	10,105,843
Occidental Petroleum Corp.	169,500	12,373,500
Royal Dutch Shell PLC (Netherlands), ADR .	233,775	13,944,679

		62,793,573

Metal & Glass Containers — 2.0%
Ball Corp.	67,700	4,782,328
Berry Plastics Group, Inc.*	142,300	5,149,837
Vidrala SA (Spain)	39,538	1,931,369

		11,863,534

Multi-Utilities — 4.5%
DTE Energy Co.	25,200	2,033,388
GDF Suez (France)	147,959	2,921,147
National Grid PLC (United Kingdom)	421,380	5,417,259
NiSource, Inc.	330,100	14,577,216
PG&E Corp.	35,600	1,889,292

		26,838,302

Oil & Gas Drilling — 0.1%
Patterson-UTI Energy, Inc.	35,500	666,513

Oil & Gas Equipment & Services — 6.1%
Amec Foster Wheeler PLC (United Kingdom)	342,475	4,581,132
Baker Hughes, Inc.	62,000	3,941,960
Bristow Group, Inc.	40,300	2,194,335
Exterran Holdings, Inc.	117,100	3,931,047
Halliburton Co.	214,800	9,425,424
Helix Energy Solutions Group, Inc.*	201,500	3,014,440
National Oilwell Varco, Inc.	62,600	3,129,374
Schlumberger Ltd.	45,325	3,781,918
Superior Energy Services, Inc.	27,500	614,350
Tesco Corp.	126,300	1,436,031
US Silica Holdings, Inc.	16,700	594,687

		36,644,698

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas Exploration & Production — 28.9%
Anadarko Petroleum Corp.	160,500	$13,291,005
Apache Corp.	168,500	10,165,605
Canadian Natural Resources Ltd. (Canada)	311,600	9,569,236
Cimarex Energy Co.	133,494	15,363,824
Concho Resources, Inc.*	137,000	15,881,040
Continental Resources, Inc.*(a)	189,300	8,266,731
Diamondback Energy, Inc.*	85,000	6,531,400
EOG Resources, Inc.	112,800	10,342,632
EQT Corp.	163,100	13,516,097
Kelt Exploration Ltd. (Canada)*	253,800	1,516,929
Marathon Oil Corp.	159,400	4,161,934
Matador Resources Co.*(a)	184,200	4,037,664
Newfield Exploration Co.*	37,200	1,305,348
NuVista Energy Ltd. (Canada)*	450,600	2,710,964
Oasis Petroleum, Inc.*(a)	96,300	1,369,386
Ophir Energy PLC (United Kingdom)*	880,722	1,758,382
PDC Energy, Inc.*	39,372	2,127,663
Penn Virginia Corp.*(a)	173,700	1,125,576
Pioneer Natural Resources Co.	123,850	20,250,713
Range Resources Corp.	182,000	9,471,280
Rosetta Resources, Inc.*	102,000	1,736,040
Seven Generations Energy Ltd. (Canada) (Class A Stock)*(a)	328,240	4,185,445
SM Energy Co.	67,900	3,509,072
Vermilion Energy, Inc. (Canada)	5,100	214,421
Whiting Petroleum Corp.*	73,700	2,277,330
Woodside Petroleum Ltd. (Australia)	135,645	3,553,752
WPX Energy, Inc.*	386,533	4,224,806

		172,464,275

Oil & Gas Refining & Marketing — 0.4%
Marathon Petroleum Corp.	23,600	2,416,404

Paper Packaging — 0.9%
MeadWestvaco Corp.	107,200	5,346,064

Paper Products — 1.9%
Clearwater Paper Corp.*	31,347	2,046,959
International Paper Co.	67,100	3,723,379
KapStone Paper and Packaging Corp.	95,500	3,136,220
Schweitzer-Mauduit International, Inc.	47,300	2,181,476

		11,088,034

Precious Metals & Minerals — 1.8%
Fresnillo PLC (Mexico)	371,603	3,752,750
Petra Diamonds Ltd. (United Kingdom)*	2,543,943	6,856,382

		10,609,132

Silver — 0.7%
Silver Wheaton Corp. (Canada)	207,300	3,937,972

Specialized REIT’s — 1.3%
Weyerhaeuser Co.	228,851	7,586,411

Specialty Chemicals — 8.2%
Ashland, Inc.	52,300	6,658,313
Celanese Corp. (Class A Stock)	112,200	6,267,492
Flotek Industries, Inc.*(a)	150,100	2,212,474
International Flavors & Fragrances, Inc.	27,500	3,228,500
Johnson Matthey PLC (United Kingdom)	86,348	4,326,297
NewMarket Corp.	7,500	3,583,500
PolyOne Corp.	23,800	888,930
RPM International, Inc.	233,000	11,181,670
Sherwin-Williams Co. (The)	17,800	5,064,100

	Shares	Value
COMMON STOCKS (Continued)
Specialty Chemicals (cont’d.)
Victrex PLC (United Kingdom)	202,189	$5,616,098

		49,027,374

Steel — 1.5%
Acerinox SA (Spain)(a)	125,058	2,103,508
United States Steel Corp.(a)	96,800	2,361,920
Worthington Industries, Inc.	158,400	4,215,024

		8,680,452

TOTAL COMMON STOCKS (cost $591,483,544)		581,116,492

PREFERRED STOCK — 0.3%
Oil & Gas Exploration & Production
Southwestern Energy Co., Series B, CVT, 0.078% (cost $1,712,138)	34,400	1,733,416

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 0.2%
Oil & Gas Exploration & Production
California Resources Corp.,
Gtd. Notes, 144A(a)
5.500%	09/15/21	719	637,897
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	800	794,000

TOTAL CORPORATE BONDS (cost $1,333,379)			1,431,897

TOTAL LONG-TERM INVESTMENTS (cost $594,529,061)			584,281,805

		Shares
SHORT-TERM INVESTMENT — 7.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $47,427,142; includes $35,310,434 of cash collateral received for securities on loan)(b)(w)		47,427,142	47,427,142

TOTAL INVESTMENTS — 105.9% (cost $641,956,203)			631,708,947
Liabilities in excess of other assets — (5.9)%			(35,408,698)

NET ASSETS — 100.0%			$596,300,249

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,914,594; cash collateral of $35,310,434 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

Level 2 – quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 – unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$2,340,864	$—	$—
Application Software	815,494	—	—
Automotive Retail	2,981,644	—	—
Coal & Consumable Fuels	3,042,799	—	—
Construction & Engineering	5,484,186	—	—
Construction Materials	17,371,116	2,682,759	—
Diversified Chemicals	8,666,015	—	—
Diversified Metals & Mining	9,055,378	10,119,935	—
Electric Utilities	12,492,539	—	—
Fertilizers & Agricultural Chemicals	26,247,290	—	—
Forest Products	2,333,015	—	—
Gas Utilities	5,221,390	—	—
Gold	6,561,803	4,317,303	—
Industrial Gases	23,678,153	—	—
Industrial Machinery	26,448,464	1,293,607	—
Integrated Oil & Gas	55,291,233	7,502,340	—
Metal & Glass Containers	11,863,534	—	—
Multi-Utilities	18,499,896	8,338,406	—
Oil & Gas Drilling	666,513	—	—
Oil & Gas Equipment & Services	32,063,566	4,581,132	—
Oil & Gas Exploration & Production	167,152,141	5,312,134	—
Oil & Gas Refining & Marketing	2,416,404	—	—
Paper Packaging	5,346,064	—	—
Paper Products	11,088,034	—	—
Precious Metals & Minerals	—	10,609,132	—
Silver	3,937,972	—	—
Specialized REIT’s	7,586,411	—	—
Specialty Chemicals	39,084,979	9,942,395	—
Steel	6,576,944	2,103,508	—
Preferred Stocks
Oil & Gas Exploration & Production	1,733,416	—	—
Corporate Bonds	—	1,431,897	—
Affiliated Money Market Mutual Fund	47,427,142	—	—

Total	$563,474,399	$68,234,548	$—

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 58.0%
FOREIGN BONDS — 49.0%
Brazil — 5.5%
Brazil Letras do Tesouro Nacional,
Bills
11.145%(s)	10/01/15	BRL	3,620	$1,064,753
11.313%(s)	10/01/16	BRL	3,440	890,017
11.559%(s)	01/01/17	BRL	12,880	3,235,588
11.727%(s)	07/01/16	BRL	10,060	2,689,872
12.070%(s)	01/01/16	BRL	16,080	4,579,164
12.269%(s)	01/01/18	BRL	7,750	1,725,118
Brazil Notas do Tesouro Nacional,
Series B, Bonds
6.000%	08/15/18	BRL	850	683,696
6.000%	08/15/20	BRL	1,537	1,227,120
6.000%	05/15/23	BRL	8,405	6,656,870
Series B, Notes
6.000%	05/15/15	BRL	893	729,943
6.000%	05/15/19	BRL	3,330	2,671,095
6.000%	08/15/22	BRL	4,130	3,282,326
6.000%	08/15/24	BRL	170	134,121
6.000%	08/15/50	BRL	630	477,710
Series F, Notes
10.000%	01/01/19	BRL	5,970	1,701,835
10.000%	01/01/21	BRL	2,550	702,923
10.000%	01/01/23	BRL	7,530	2,019,537
Series F, Sr. Notes
10.000%	01/01/17	BRL	7,300	2,168,966

				36,640,654

Canada — 0.2%
Canadian Government Bond,
Bonds
4.500%	06/01/15	CAD	2,004	1,592,456

Hungary — 1.9%
Hungary Government Bond,
Bonds
4.000%	04/25/18	HUF	203,290	765,215
5.500%	12/22/16	HUF	2,065,230	7,858,751
5.500%	12/20/18	HUF	525,970	2,095,013
5.500%	06/24/25	HUF	8,140	34,495
6.000%	11/24/23	HUF	1,340	5,781
6.500%	06/24/19	HUF	20,600	85,543
6.750%	11/24/17	HUF	402,510	1,622,914

				12,467,712

Indonesia — 2.4%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
7.000%	05/15/22	IDR	80,330,000	6,017,838
7.875%	04/15/19	IDR	4,482,000	350,676
8.250%	07/15/21	IDR	1,034,000	82,506
8.375%	03/15/24	IDR	63,430,000	5,149,594
8.375%	03/15/34	IDR	47,530,000	3,856,928
11.000%	11/15/20	IDR	409,000	36,521

				15,494,063

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Ireland — 3.3%
Ireland Government Bond,
Bonds
5.400%	03/13/25	EUR	14,200	$22,034,109

Malaysia — 7.6%
Malaysian Government Bond,
Sr. Unsec’d. Notes
3.172%	07/15/16	MYR	550	148,353
3.197%	10/15/15	MYR	51,500	13,918,683
3.835%	08/12/15	MYR	128,880	34,903,425
4.720%	09/30/15	MYR	4,275	1,163,991

				50,134,452

Mexico — 7.0%
Mexican Bonos,
Bonds
6.000%	06/18/15	MXN	405,760	26,758,480
6.250%	06/16/16	MXN	24,520	1,654,309
7.250%	12/15/16	MXN	74,852	5,177,564
8.000%	12/17/15	MXN	141,860	9,604,601
Mexican Udibonos,
Bonds, TIPS
2.500%	12/10/20	MXN	7,962	2,768,397

				45,963,351

Poland — 4.6%
Polish Government Bond,
Bonds
2.920%(s)	07/25/16	PLN	4,930	1,274,944
4.750%	10/25/16	PLN	81,440	22,533,273
4.750%	04/25/17	PLN	1,136	318,721
5.000%	04/25/16	PLN	16,800	4,592,458
5.500%	04/25/15	PLN	1,901	502,853
Unsec’d. Notes
5.500%	04/25/15	PLN	5,300	1,401,958

				30,624,207

Portugal — 2.1%
Portugal Obrigacoes do Tesouro,
Sr. Unsec’d. Notes
4.950%	10/25/23	EUR	53	72,358
5.650%	02/15/24	EUR	131	188,805
Unsec’d. Notes
3.875%	02/15/30	EUR	10,270	13,561,188

				13,822,351

South Korea — 14.4%
Korea Monetary Stabilization Bond,
Sr. Unsec’d. Notes
1.920%	03/09/16	KRW	1,809,280	1,633,779
1.949%(s)	05/05/15	KRW	474,120	426,711
1.954%(s)	08/04/15	KRW	316,080	283,276
1.960%	02/02/17	KRW	685,300	620,204
2.070%	12/02/16	KRW	276,400	250,504
2.220%	10/02/16	KRW	5,330,000	4,838,686
2.485%	04/02/15	KRW	40,217,280	36,249,745
2.790%	06/02/16	KRW	4,350,000	3,969,402

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
South Korea (cont’d.)
Korea Treasury Bond,
Sr. Unsec’d. Notes
2.750%	12/10/15	KRW	40,000,000	$36,313,525
2.750%	06/10/16	KRW	11,200,000	10,217,495
3.000%	12/10/16	KRW	228,400	210,181
4.000%	09/10/15	KRW	546,030	497,024

				95,510,532

TOTAL FOREIGN BONDS (cost $355,452,750)				324,283,887

SOVEREIGN ISSUES — 9.0%
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		13,300	14,862,750
Iceland Government International Bond (Iceland),
Unsec’d. Notes, RegS
5.875%	05/11/22		967	1,116,744
Iceland Government International Bond (Iceland),
Unsec’d. Notes, 144A (original cost $3,502,005; purchased 05/03/12-05/02/13)(f)
5.875%	05/11/22		3,175	3,666,661
Portugal Government International Bond (Portugal),
Unsec’d. Notes, 144A (original cost $5,715,130; purchased 07/02/14)(f)
5.125%	10/15/24		5,760	6,372,173
Republic of Serbia (Serbia),
Bonds, 144A (original cost $5,826,908; purchased 05/02/13- 05/22/13)(f)
4.875%	02/25/20		5,580	5,725,917
Republic of Serbia (Serbia),
Sr. Unsec’d. Notes, 144A (original cost $4,204,161; purchased 05/07/13-07/16/14)(f)
7.250%	09/28/21		3,590	4,137,116
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, 144A (original cost $2,975,855; purchased 06/21/13-06/26/13)(f)
5.500%	10/26/22		3,290	3,791,857
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, 144A (original cost $3,600,977; purchased 05/02/13-06/26/13)(f)
5.850%	05/10/23		3,820	4,517,150
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A (original cost $11,680,152; purchased 05/02/13-08/20/13)(f)
7.500%	04/17/23		12,030	4,994,856
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A (original cost $12,505,243; purchased 05/02/13-08/21/13)(f)
7.800%	11/28/22		12,450	4,879,902
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A (original cost $9,115,055; purchased 12/02/13-02/03/15)(f)
9.250%	07/24/17		13,400	5,307,740

TOTAL SOVEREIGN ISSUES (cost $74,220,280)				59,372,866

TOTAL LONG-TERM INVESTMENTS (cost $429,673,030)				383,656,753

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SHORT-TERM INVESTMENTS — 34.7%
FOREIGN TREASURY BILLS(n) — 11.7%
Bank Negara Malaysia Monetary Notes (Malaysia)
2.886%	04/28/15	MYR	42,140	$11,351,721
3.000%	05/05/15	MYR	1,360	366,132
3.070%	05/19/15	MYR	6,480	1,742,397
3.073%	04/16/15	MYR	610	164,494
3.120%	06/16/15	MYR	2,040	547,190
3.138%	06/03/15	MYR	1,060	284,648
3.175%	06/18/15	MYR	1,300	348,699
3.182%	06/30/15	MYR	3,270	876,037
3.200%	11/12/15	MYR	3,160	836,534
3.207%	08/18/15	MYR	330	88,025
3.221%	06/04/15	MYR	6,020	1,616,444
3.234%	11/24/15	MYR	500	132,216
3.278%	11/03/15	MYR	21,310	5,645,007
3.332%	05/28/15	MYR	5,350	1,437,420
3.350%	07/16/15	MYR	1,230	329,055
3.358%	08/11/15	MYR	1,920	512,468
3.361%	04/23/15	MYR	3,650	983,669
Indonesia Treasury Bills (Indonesia)
5.741%	05/04/15	IDR	466,000	33,578
6.217%	02/04/16	IDR	9,124,000	688,553
6.349%	01/07/16	IDR	14,790,000	1,064,561
Malaysia Treasury Bills (Malaysia)
2.980%	07/24/15	MYR	3,960	1,058,712
2.985%	03/18/16	MYR	4,460	1,166,687
2.991%	06/26/15	MYR	30	8,041
3.001%	09/11/15	MYR	4,460	1,187,073
3.030%	06/05/15	MYR	2,970	797,398
3.065%	09/25/15	MYR	30	7,977
3.200%	05/13/15	MYR	230	61,876
3.212%	08/14/15	MYR	1,910	509,689
3.250%	01/22/16	MYR	20	5,258
Mexican Cetes (Mexico)
2.940%	04/16/15	MXN	66,941	438,260
2.970%	06/25/15	MXN	50,837	330,815
3.015%	06/11/15	MXN	222,453	1,449,332
3.030%	07/23/15	MXN	16,250	105,473
3.048%	05/28/15	MXN	102,422	668,169
3.095%	10/01/15	MXN	1,066,105	6,873,996
3.181%	09/17/15	MXN	50,991	329,193
3.230%	11/12/15	MXN	27,403	175,995
3.240%	12/10/15	MXN	56,574	362,384
3.330%	02/04/16	MXN	26,999	171,797
3.350%	01/07/16	MXN	14,249	91,027
3.431%	04/01/15	MXN	177,010	1,160,362
3.566%	03/03/16	MXN	79,218	502,245
3.660%	03/31/16	MXN	48,844	308,943
Monetary Authority of Singapore (Singapore)
0.630%	05/04/15	SGD	27,490	20,014,867
0.797%	05/15/15	SGD	4,500	3,275,453
0.853%	05/22/15	SGD	2,890	2,103,202
1.145%	06/26/15	SGD	6,810	4,949,538

TOTAL FOREIGN TREASURY BILLS (cost $81,946,227)				77,162,610

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
AFFILIATED MONEY MARKET MUTUAL FUND — 23.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $152,575,824)(w)	152,575,824	$152,575,824

TOTAL SHORT-TERM INVESTMENTS (cost $234,522,051)		229,738,434

TOTAL INVESTMENTS — 92.7% (cost $664,195,081)		613,395,187
Other assets in excess of liabilities(x) — 7.3%		48,128,431

NET ASSETS — 100.0%		$661,523,618

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(f)	Indicates a restricted security; the aggregate cost of such securities is $59,125,486. The aggregate value of $43,393,372 is approximately 6.6% of net assets.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Chilean Peso,
Expiring 05/12/15	Deutsche Bank AG	CLP	9,643,200	$16,448,955	$15,383,535	$(1,065,420)
Euro,
Expiring 05/11/15	Barclays Capital Group	EUR	930	1,101,064	1,000,542	(100,522)
Expiring 06/08/15	Hong Kong & Shanghai Bank	EUR	2,890	3,429,708	3,110,413	(319,295)
Expiring 09/08/15	JPMorgan Chase	EUR	2,100	2,497,530	2,263,638	(233,892)
Hungarian Forint,
Expiring 05/26/15	Deutsche Bank AG	HUF	1,314,000	4,884,877	4,696,587	(188,290)
Expiring 11/25/15	JPMorgan Chase	HUF	972,165	3,925,560	3,462,161	(463,399)
Indian Rupee,
Expiring 04/21/15	JPMorgan Chase	INR	1,252,557	20,076,246	19,923,522	(152,724)
Expiring 04/27/15	JPMorgan Chase	INR	402,975	6,447,493	6,401,480	(46,013)
Expiring 05/18/15	JPMorgan Chase	INR	402,975	6,365,105	6,371,067	5,962
Malaysian Ringgit,
Expiring 04/14/15	Hong Kong & Shanghai Bank	MYR	12,170	3,411,831	3,281,636	(130,195)
Expiring 05/11/15	JPMorgan Chase	MYR	8,872	2,678,000	2,386,634	(291,366)
Expiring 06/22/15	Hong Kong & Shanghai Bank	MYR	9,530	2,885,955	2,554,635	(331,320)
Expiring 07/14/15	JPMorgan Chase	MYR	8,872	2,487,304	2,374,340	(112,964)
Expiring 01/19/16	JPMorgan Chase	MYR	34,112	9,491,375	9,023,746	(467,629)
Mexican Peso,
Expiring 05/11/15	Citigroup Global Markets	MXN	258,602	19,280,698	16,905,569	(2,375,129)
Expiring 05/19/15	Hong Kong & Shanghai Bank	MXN	259,356	19,412,000	16,945,027	(2,466,973)
Expiring 06/08/15	Citigroup Global Markets	MXN	11,258	845,319	734,534	(110,785)
Expiring 06/09/15	Citigroup Global Markets	MXN	11,245	847,879	733,654	(114,225)
Expiring 06/12/15	Citigroup Global Markets	MXN	22,868	1,710,133	1,491,687	(218,446)
Expiring 06/15/15	Citigroup Global Markets	MXN	9,828	735,794	640,967	(94,827)
Expiring 06/22/15	Citigroup Global Markets	MXN	8,845	660,666	576,608	(84,058)
Expiring 07/10/15	Citigroup Global Markets	MXN	15,206	1,142,214	990,054	(152,160)
Expiring 07/13/15	Citigroup Global Markets	MXN	15,720	1,061,308	1,023,249	(38,059)
Expiring 12/11/15	Citigroup Global Markets	MXN	13,668	928,835	879,446	(49,389)
Expiring 12/18/15	Citigroup Global Markets	MXN	6,553	431,521	421,395	(10,126)
Expiring 03/11/16	Citigroup Global Markets	MXN	4,411	277,069	281,837	4,768
Expiring 03/14/16	Citigroup Global Markets	MXN	1,925	119,908	122,940	3,032
Expiring 03/18/16	Citigroup Global Markets	MXN	1,798	112,815	114,786	1,971
Expiring 03/23/16	Citigroup Global Markets	MXN	30,700	1,958,026	1,959,561	1,535
Philippine Peso,
Expiring 06/25/15	JPMorgan Chase	PHP	64,880	1,472,604	1,444,243	(28,361)
Expiring 06/26/15	Deutsche Bank AG	PHP	184,164	4,173,582	4,099,308	(74,274)
Expiring 06/29/15	JPMorgan Chase	PHP	18,000	409,007	400,601	(8,406)
Expiring 06/29/15	JPMorgan Chase	PHP	4,640	103,134	103,266	132

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Philippine Peso (cont’d.),
Expiring 09/25/15	JPMorgan Chase	PHP	31,980	$711,774	$708,228	$(3,546)
Polish Zloty,
Expiring 06/30/15	JPMorgan Chase	PLN	68,986	19,426,745	18,149,456	(1,277,289)
Singapore Dollar,
Expiring 05/11/15	JPMorgan Chase	SGD	11,312	9,077,000	8,234,467	(842,533)
Expiring 05/14/15	JPMorgan Chase	SGD	17,027	13,656,814	12,393,057	(1,263,757)
South Korean Won,
Expiring 07/21/15	Hong Kong & Shanghai Bank	KRW	1,197,610	1,150,000	1,075,898	(74,102)
Expiring 09/30/15	Hong Kong & Shanghai Bank	KRW	1,197,610	924,117	1,074,295	150,178

				$186,759,965	$173,738,069	(13,021,896)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro,
Expiring 04/14/15	Hong Kong & Shanghai Bank	EUR	2,865	$3,411,831	$3,081,413	$330,418
Expiring 05/11/15	Barclays Capital Group	EUR	43,310	60,322,603	46,595,154	13,727,449
Expiring 05/12/15	Deutsche Bank AG	EUR	1,105	1,530,204	1,188,832	341,372
Expiring 05/26/15	Deutsche Bank AG	EUR	4,278	4,884,877	4,602,995	281,882
Expiring 06/08/15	Hong Kong & Shanghai Bank	EUR	5,081	6,616,629	5,468,051	1,148,578
Expiring 07/01/15	Deutsche Bank AG	EUR	4,795	6,546,477	5,162,422	1,384,055
Expiring 07/10/15	JPMorgan Chase	EUR	3,000	4,086,001	3,230,444	855,557
Expiring 07/14/15	JPMorgan Chase	EUR	2,066	2,487,304	2,225,313	261,991
Expiring 07/16/15	Deutsche Bank AG	EUR	3,666	5,002,472	3,947,598	1,054,874
Expiring 07/27/15	Deutsche Bank AG	EUR	1,088	1,467,233	1,171,915	295,318
Expiring 07/27/15	Goldman Sachs & Co.	EUR	1,087	1,466,526	1,170,838	295,688
Expiring 09/08/15	JPMorgan Chase	EUR	5,135	6,681,149	5,535,135	1,146,014
Expiring 10/14/15	Barclays Capital Group	EUR	8,974	11,462,940	9,680,668	1,782,272
Expiring 10/14/15	JPMorgan Chase	EUR	8,928	11,431,858	9,631,046	1,800,812
Expiring 10/14/15	JPMorgan Chase	EUR	7,847	10,002,125	8,464,922	1,537,203
Expiring 10/16/15	Barclays Capital Group	EUR	6,230	7,946,366	6,720,933	1,225,433
Expiring 11/10/15	Deutsche Bank AG	EUR	13,408	16,745,923	14,473,820	2,272,103
Expiring 01/19/16	JPMorgan Chase	EUR	7,772	9,491,375	8,405,029	1,086,346
Expiring 01/28/16	Hong Kong & Shanghai Bank	EUR	5,863	6,638,001	6,341,931	296,070
Expiring 01/29/16	Deutsche Bank AG	EUR	4,200	4,791,990	4,543,162	248,828
Expiring 02/03/16	Deutsche Bank AG	EUR	3,720	4,227,036	4,024,459	202,577
Expiring 02/09/16	Goldman Sachs & Co.	EUR	4,160	4,781,920	4,501,163	280,757
Expiring 03/29/16	Bank of America	EUR	3,784	4,168,152	4,099,793	68,359
Expiring 03/29/16	Bank of America	EUR	3,766	4,168,138	4,080,074	88,064
Expiring 03/29/16	Bank of America	EUR	481	533,536	521,575	11,961
Expiring 03/29/16	Citigroup Global Markets	EUR	35,950	39,577,601	38,949,735	627,866
Expiring 03/30/16	Bank of America	EUR	2,256	2,500,931	2,443,948	56,983
Japanese Yen,
Expiring 05/18/15	Bank of America	JPY	327,434	3,225,000	2,731,953	493,047
Expiring 05/19/15	Bank of America	JPY	326,957	3,230,000	2,727,999	502,001
Expiring 05/19/15	Barclays Capital Group	JPY	327,845	3,230,000	2,735,410	494,590
Expiring 05/19/15	Citigroup Global Markets	JPY	327,457	3,230,000	2,732,173	497,827
Expiring 05/19/15	Hong Kong & Shanghai Bank	JPY	328,108	3,230,000	2,737,607	492,393
Expiring 06/03/15	Deutsche Bank AG	JPY	2,546,463	25,097,697	21,250,688	3,847,009
Expiring 06/04/15	JPMorgan Chase	JPY	1,091,053	10,689,473	9,105,186	1,584,287
Expiring 06/09/15	Citigroup Global Markets	JPY	172,800	1,691,928	1,442,190	249,738
Expiring 06/09/15	Hong Kong & Shanghai Bank	JPY	258,800	2,533,703	2,159,948	373,755
Expiring 06/10/15	Barclays Capital Group	JPY	230,430	2,256,739	1,923,203	333,536
Expiring 06/10/15	Citigroup Global Markets	JPY	173,500	1,696,622	1,448,056	248,566
Expiring 06/10/15	Citigroup Global Markets	JPY	166,420	1,627,388	1,388,966	238,422
Expiring 06/10/15	Hong Kong & Shanghai Bank	JPY	245,410	2,404,342	2,048,228	356,114
Expiring 06/11/15	Deutsche Bank AG	JPY	81,300	795,966	678,553	117,413
Expiring 06/11/15	JPMorgan Chase	JPY	227,370	2,225,583	1,897,695	327,888

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Japanese Yen (cont’d.),
Expiring 06/17/15	JPMorgan Chase	JPY	95,900	$942,779	$800,488	$142,291
Expiring 06/22/15	Deutsche Bank AG	JPY	322,610	3,168,123	2,693,086	475,037
Expiring 07/24/15	Citigroup Global Markets	JPY	133,855	1,324,484	1,118,001	206,483
Expiring 07/24/15	JPMorgan Chase	JPY	206,000	2,037,284	1,720,579	316,705
Expiring 07/27/15	JPMorgan Chase	JPY	71,800	710,469	599,728	110,741
Expiring 10/07/15	Deutsche Bank AG	JPY	1,198,698	10,968,048	10,025,719	942,329
Expiring 10/07/15	JPMorgan Chase	JPY	1,221,800	11,279,021	10,218,941	1,060,080
Expiring 10/09/15	Hong Kong & Shanghai Bank	JPY	607,600	5,639,110	5,082,145	556,965
Expiring 10/13/15	Barclays Capital Group	JPY	226,700	2,104,825	1,896,391	208,434
Expiring 10/13/15	Barclays Capital Group	JPY	80,900	751,887	676,745	75,142
Expiring 10/13/15	Deutsche Bank AG	JPY	303,400	2,819,441	2,538,003	281,438
Expiring 11/09/15	JPMorgan Chase	JPY	505,988	4,480,000	4,235,794	244,206
Expiring 12/21/15	Deutsche Bank AG	JPY	322,050	2,756,805	2,699,062	57,743
Expiring 12/21/15	Hong Kong & Shanghai Bank	JPY	322,540	2,757,931	2,703,169	54,762
Expiring 12/22/15	Barclays Capital Group	JPY	140,390	1,187,311	1,176,624	10,687
Expiring 12/22/15	Citigroup Global Markets	JPY	219,010	1,854,759	1,835,546	19,213
Expiring 01/08/16	Goldman Sachs & Co.	JPY	99,910	843,728	837,744	5,984
Expiring 01/15/16	Barclays Capital Group	JPY	347,950	2,961,453	2,918,109	43,344
Expiring 01/15/16	JPMorgan Chase	JPY	226,190	1,917,905	1,896,960	20,945
Expiring 02/08/16	JPMorgan Chase	JPY	319,300	2,737,131	2,679,582	57,549
Expiring 02/08/16	Standard Chartered PLC	JPY	319,400	2,737,519	2,680,421	57,098
Expiring 02/09/16	Barclays Capital Group	JPY	319,440	2,737,838	2,680,829	57,009
Expiring 02/09/16	Goldman Sachs & Co.	JPY	3,655,508	31,333,369	30,678,037	655,332
Expiring 02/09/16	JPMorgan Chase	JPY	320,140	2,742,921	2,686,704	56,217
Expiring 03/09/16	Barclays Capital Group	JPY	215,933	1,810,519	1,813,603	(3,084)
Malaysian Ringgit,
Expiring 05/11/15	JPMorgan Chase	MYR	8,872	2,467,451	2,386,634	80,817
Expiring 06/22/15	Hong Kong & Shanghai Bank	MYR	9,530	2,642,158	2,554,634	87,524
Polish Zloty,
Expiring 06/30/15	JPMorgan Chase	PLN	18,145	4,827,088	4,773,818	53,270
Singapore Dollar,
Expiring 05/11/15	JPMorgan Chase	SGD	4,470	3,320,088	3,253,835	66,253
South Korean Won,
Expiring 07/21/15	Hong Kong & Shanghai Bank	KRW	1,197,610	1,099,582	1,075,898	23,684

				$429,096,666	$380,207,052	48,889,614

						$35,867,718

Cross currency exchange contracts outstanding at March 31, 2015:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)(1)	Counterparty
05/11/15	Buy	HUF	1,419,444	EUR	4,568	$159,946	Deutsche Bank AG
09/30/15	Buy	KRW	1,197,610	EUR	924	77,764	Hong Kong & Shanghai Bank
05/15/15	Buy	PLN	28,440	EUR	6,649	339,830	Deutsche Bank AG

						$577,540

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2015.

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(2)(3)
Exchange-traded swap agreements:
33,840	10/17/17	0.923%	3 month LIBOR(1)	$—	$(75,212)	$(75,212)
17,130	03/31/24	2.788%	3 month LIBOR(1)	—	(1,182,439)	(1,182,439)

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(2)(3)
Exchange-traded swap agreements:
6,270	07/07/24	2.731%	3 month LIBOR(1)	$—	$(439,157)	$(439,157)
16,160	01/22/25	1.914%	3 month LIBOR(1)	—	96,705	96,705
20,200	01/23/25	1.970%	3 month LIBOR(1)	—	19,861	19,861
11,920	01/27/25	1.973%	3 month LIBOR(1)	—	11,234	11,234
2,980	01/29/25	1.937%	3 month LIBOR(1)	—	12,927	12,927
2,520	01/30/25	1.942%	3 month LIBOR(1)	—	9,964	9,964
3,980	02/03/25	1.817%	3 month LIBOR(1)	—	68,580	68,580
1,350	03/27/25	1.978%	3 month LIBOR(1)	—	(1,679)	(1,679)
1,350	03/27/25	1.985%	3 month LIBOR(1)	—	(2,596)	(2,596)
8,150	03/31/44	3.489%	3 month LIBOR(1)	—	(1,909,094)	(1,909,094)

				$—	$(3,390,906)	$(3,390,906)

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) Cash of $2,069,525 and $3,369,604 has been segregated with Deutesche Bank and JPMorgan Chase, respectively, to cover requirements for open exchange-traded interest rate swap contracts as of March 31, 2015.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

#   Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$324,283,887	$—
Sovereign Issues	—	59,372,866	—
Foreign Treasury Bills	—	72,213,072	4,949,538
Affiliated Money Market Mutual Fund	152,575,824	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	35,867,718	—
Cross Currency Exchange Contracts	—	577,540	—
Exchange-traded interest rate swaps	—	(3,390,906)	—

Total	$152,575,824	$488,924,177	$4,949,538

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2015 were as follows:

Foreign Bonds	49.0%
Affiliated Money Market Mutual Fund	23.0
Foreign Treasury Bills	11.7

Sovereign Issues	9.0%

92.7
Other assets in excess of liabilities	7.3

100%

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.9%
COMMON STOCKS — 85.9%
Aerospace & Defense — 2.6%
Cubic Corp.	140,349	$7,265,868
Lockheed Martin Corp.	49,742	10,095,636
Northrop Grumman Corp.	56,680	9,123,213
QinetiQ Group PLC (United Kingdom)	523,211	1,479,926
Raytheon Co.	21,000	2,294,250
United Technologies Corp.	238,337	27,933,096

		58,191,989

Air Freight & Logistics — 1.0%
United Parcel Service, Inc. (Class B Stock)	210,819	20,436,794
UTi Worldwide, Inc.*(a)	182,765	2,248,010

		22,684,804

Airlines — 0.2%
AirAsia Bhd (Malaysia)	2,812,800	1,807,605
American Airlines Group, Inc.	25,471	1,344,359
Wizz Air Holdings PLC (Switzerland)*	36,060	742,992

		3,894,956

Auto Components — 0.2%
Delphi Automotive PLC (United Kingdom)	24,995	1,993,101
Denso Corp. (Japan)	20,700	943,616
Toyota Industries Corp. (Japan)	17,100	978,067
Xingda International Holdings Ltd. (China)	1,311,000	359,331

		4,274,115

Automobiles — 0.5%
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	1,885,000	3,014,942
Harley-Davidson, Inc.	119,375	7,250,838
Isuzu Motors Ltd. (Japan)	37,000	490,897

		10,756,677

Banks — 5.9%
Alpha Bank A.E (Greece)*	2,088,637	618,684
Axis Bank Ltd. (India)	202,222	1,813,677
Banco Santander SA (Spain)	137,292	1,029,188
Bank of Ireland (Ireland)*	6,042,802	2,305,611
BOK Financial Corp.	66,160	4,050,315
CIT Group, Inc.	22,327	1,007,394
Citigroup, Inc.	96,645	4,979,150
Citizens Financial Group, Inc.	26,800	646,684
Cullen/Frost Bankers, Inc.(a)	17,550	1,212,354
Eurobank Ergasias SA (Greece)*	4,324,246	487,960
First Midwest Bancorp, Inc.	153,500	2,666,295
First Niagara Financial Group, Inc.	222,430	1,966,281
First Republic Bank	67,516	3,854,488
Hancock Holding Co.	74,250	2,217,105
HDFC Bank Ltd. (India)	160,806	2,631,068
International Bancshares Corp.	110,921	2,887,274
JPMorgan Chase & Co.	293,373	17,772,536
M&T Bank Corp.(a)	114,372	14,525,244
MB Financial, Inc.	79,610	2,492,589
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,188,600	7,361,491
Piraeus Bank SA (Greece)*	827,092	319,218
PNC Financial Services Group, Inc. (The)	320,807	29,912,045
Standard Chartered PLC (United Kingdom)	70,198	1,136,972
Sumitomo Mitsui Financial Group, Inc. (Japan)	38,600	1,478,557
Webster Financial Corp.	93,615	3,468,436

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Wells Fargo & Co.	356,974	$19,419,386

		132,260,002

Beverages — 2.5%
Anheuser-Busch InBev NV (Belgium)	19,412	2,371,465
Anheuser-Busch InBev NV (Belgium), ADR(a)	75,203	9,167,998
Asahi Group Holdings Ltd. (Japan)	116,035	3,679,290
C&C Group PLC (Ireland)	1,400,168	5,731,654
Coca-Cola Co. (The)	580,195	23,526,907
Diageo PLC (United Kingdom)	85,151	2,353,081
Diageo PLC (United Kingdom), ADR.	48,516	5,364,414
LT Group, Inc. (Philippines)	2,959,300	1,077,207
Molson Coors Brewing Co. (Class B Stock)	43,322	3,225,323

		56,497,339

Biotechnology — 0.4%
Avalanche Biotechnologies, Inc.*	700	28,364
Celgene Corp.*	16,334	1,882,984
Gilead Sciences, Inc.*	22,400	2,198,112
Vertex Pharmaceuticals, Inc.*	33,741	3,980,426

		8,089,886

Building Products — 1.1%
China Lesso Group Holdings Ltd. (China)	598,000	353,646
Cie de Saint-Gobain (France)	99,853	4,384,259
Fortune Brands Home & Security, Inc.	36,977	1,755,668
Lennox International, Inc.	107,146	11,967,137
Masco Corp.	160,305	4,280,144
Owens Corning	23,700	1,028,580

		23,769,434

Capital Markets — 2.2%
Ares Capital Corp.(a)	111,225	1,909,733
BlackRock, Inc.	72,637	26,573,520
CETIP SA - Mercados Organizados (Brazil)	217,205	2,167,592
EFG International AG (Switzerland)*	191,684	2,363,619
Julius Baer Group Ltd. (Switzerland)*	104,418	5,219,214
LPL Financial Holdings, Inc.	34,845	1,528,302
Northern Trust Corp.	23,104	1,609,194
SEI Investments Co.	62,752	2,766,736
Solar Capital Ltd.	96,553	1,954,233
UBS Group AG (Switzerland)*	171,921	3,223,710

		49,315,853

Chemicals — 1.9%
Agrium, Inc. (Canada)	12,400	1,292,330
Akzo Nobel NV (Netherlands)	54,223	4,099,764
Dow Chemical Co. (The)	124,291	5,963,482
Huabao International Holdings Ltd. (Hong Kong)	123,600	91,899
Innospec, Inc.	39,035	1,810,834
Koppers Holdings, Inc.	68,265	1,343,455
Methanex Corp. (Canada)(a)	36,565	1,958,787
Platform Specialty Products Corp.*	140,970	3,617,290
Praxair, Inc.	124,696	15,055,795
Sensient Technologies Corp.	47,735	3,287,987
Sherwin-Williams Co. (The)	12,231	3,479,720

		42,001,343

Commercial Services & Supplies — 1.5%
ACCO Brands Corp.*	381,835	3,173,049

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Clean Harbors, Inc.*(a)	239,160	$13,579,505
G&K Services, Inc. (Class A Stock)	59,265	4,298,490
Matthews International Corp. (Class A Stock)	64,945	3,345,317
Steelcase, Inc. (Class A Stock)	98,360	1,862,938
United Stationers, Inc.	89,225	3,657,333
Waste Connections, Inc.	99,596	4,794,551

		34,711,183

Communications Equipment — 2.0%
Cisco Systems, Inc.	1,056,697	29,085,585
F5 Networks, Inc.*	34,195	3,930,373
Motorola Solutions, Inc.	179,089	11,939,864

		44,955,822

Construction & Engineering — 0.3%
Ellaktor SA (Greece)*	241,127	459,551
Jacobs Engineering Group, Inc.*(a)	115,402	5,211,554

		5,671,105

Construction Materials — 0.2%
BRAAS Monier Building Group SA (Germany)*	40,277	1,027,540
CRH PLC (Ireland)	134,718	3,500,245

		4,527,785

Containers & Packaging — 2.2%
AptarGroup, Inc.	22,375	1,421,260
Ball Corp.	166,420	11,755,909
Crown Holdings, Inc.*	36,400	1,966,328
Graphic Packaging Holding Co.	735,647	10,696,307
Greif, Inc. (Class A Stock)	55,100	2,163,777
Packaging Corp. of America	76,510	5,982,317
Silgan Holdings, Inc.	74,378	4,323,593
Smurfit Kappa Group PLC (Ireland)	282,651	7,942,421
Vidrala SA (Spain)	80,723	3,943,190

		50,195,102

Diversified Consumer Services — 0.5%
Dignity PLC (United Kingdom)	217,396	5,882,104
Kroton Educacional SA (Brazil)	402,244	1,301,932
New Oriental Education & Technology Group, Inc. (China), ADR*	139,697	3,097,082

		10,281,118

Diversified Financial Services — 0.9%
Ackermans & van Haaren NV (Belgium)	34,394	4,034,716
Berkshire Hathaway, Inc. (Class B Stock)*	40,145	5,793,726
Intercontinental Exchange, Inc.	15,968	3,724,855
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	238,500	1,178,618
Moody’s Corp.	20,985	2,178,243
MSCI, Inc.	49,900	3,059,369

		19,969,527

Diversified Telecommunication Services — 1.4%
Hellenic Telecommunications Organization SA (Greece)*	197,852	1,752,381
Koninklijke KPN NV (Netherlands)	256,567	869,669
Level 3 Communications, Inc.*	30,900	1,663,656
Nippon Telegraph & Telephone Corp. (Japan)	178,475	11,017,445

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Telecom Italia SpA (Italy)*(a)	1,437,718	$1,683,420
Telenor ASA (Norway)	296,311	5,979,670
Verizon Communications, Inc.	185,970	9,043,721

		32,009,962

Electric Utilities — 1.1%
Duke Energy Corp.	195,343	14,998,436
Power Assets Holdings Ltd. (Hong Kong)	724,185	7,392,367
Westar Energy, Inc.(a)	36,445	1,412,608
Xcel Energy, Inc.	55,730	1,939,961

		25,743,372

Electrical Equipment — 1.4%
Acuity Brands, Inc.	21,415	3,601,146
Eaton Corp. PLC	232,666	15,807,328
Nidec Corp. (Japan)	36,695	2,435,877
Schneider Electric SE (France)	116,218	9,043,908

		30,888,259

Electronic Equipment, Instruments & Components — 0.8%
Avnet, Inc.	47,026	2,092,657
Belden, Inc.	94,515	8,842,823
Coherent, Inc.*	31,125	2,021,880
Largan Precision Co. Ltd. (Taiwan)	30,400	2,613,427
ScanSource, Inc.*	84,000	3,414,600

		18,985,387

Energy Equipment & Services — 0.4%
Era Group, Inc.*	79,320	1,653,029
Halliburton Co.	55,030	2,414,716
National Oilwell Varco, Inc.	31,809	1,590,132
SEACOR Holdings, Inc.*(a)	40,090	2,793,070

		8,450,947

Food & Staples Retailing — 0.8%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	35,125	1,399,675
Casey’s General Stores, Inc.	29,875	2,691,738
CVS Health Corp.	11,600	1,197,236
Seven & I Holdings Co. Ltd. (Japan)	94,385	3,966,367
Tsuruha Holdings, Inc. (Japan)	72,140	5,522,423
Walgreens Boots Alliance, Inc.	28,370	2,402,372

		17,179,811

Food Products — 2.5%
Cranswick PLC (United Kingdom)	455,654	9,280,301
Ebro Foods SA (Spain)	105,238	1,962,560
Greencore Group PLC (Ireland)	1,859,696	8,884,880
Hershey Co. (The)	56,034	5,654,391
Ingredion, Inc.	47,833	3,722,364
Kraft Foods Group, Inc.	178,551	15,554,470
Mondelez International, Inc. (Class A Stock).	72,735	2,625,006
Pinnacle Foods, Inc.	112,633	4,596,553
Post Holdings, Inc.*(a)	91,350	4,278,834

		56,559,359

Gas Utilities — 0.8%
Atmos Energy Corp.	29,380	1,624,714
China Resources Gas Group Ltd. (China)	473,000	1,471,599
Laclede Group, Inc. (The)	36,635	1,876,445
New Jersey Resources Corp.	32,830	1,019,700
UGI Corp.	301,098	9,812,784

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities (cont’d.)
WGL Holdings, Inc.	38,420	$2,166,888

		17,972,130

Health Care Equipment & Supplies — 1.3%
Becton, Dickinson and Co.	33,490	4,808,829
Haemonetics Corp.*	48,840	2,193,893
ICU Medical, Inc.*	43,410	4,043,207
Medtronic, PLC	155,542	12,130,721
Olympus Corp. (Japan)*	23,200	860,154
STERIS Corp.(a)	40,905	2,874,394
Zimmer Holdings, Inc.	16,154	1,898,418

		28,809,616

Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.*(a)	49,422	3,538,615
Aetna, Inc.	36,558	3,894,524
AmerisourceBergen Corp.	14,596	1,659,127
Amsurg Corp.*	42,615	2,621,675
Cardinal Health, Inc.	129,467	11,686,986
Envision Healthcare Holdings, Inc.*	103,021	3,950,855
Laboratory Corp. of America Holdings*	55,733	7,027,374
Quest Diagnostics, Inc.	51,000	3,919,350
Synergy Health PLC (United Kingdom)	184,005	6,346,129
UnitedHealth Group, Inc.	113,049	13,372,566

		58,017,201

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.*(a)	222,230	2,657,871
MedAssets, Inc.*	111,920	2,106,334

		4,764,205

Hotels, Restaurants & Leisure — 1.4%
Accor SA (France)	49,139	2,562,396
Hilton Worldwide Holdings, Inc.*	164,596	4,875,334
Homeinns Hotel Group (China), ADR*	22,700	537,309
International Speedway Corp. (Class A Stock)	1,600	52,176
McDonald’s Corp.	180,934	17,630,209
OPAP SA (Greece)	150,876	1,408,208
Whitbread PLC (United Kingdom)	48,236	3,745,506

		30,811,138

Household Durables — 1.8%
D.R. Horton, Inc.	76,768	2,186,353
Electrolux AB (Sweden) (Class B Stock)	139,008	3,971,238
Helen of Troy Ltd.	38,470	3,134,920
Newell Rubbermaid, Inc.	90,573	3,538,687
NVR, Inc.*	10,509	13,962,888
Persimmon PLC (United Kingdom)*	20,784	512,187
PulteGroup, Inc.	408,628	9,083,800
Whirlpool Corp.	14,243	2,877,941

		39,268,014

Household Products — 0.3%
Procter & Gamble Co. (The)	72,832	5,967,854

Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. (China) (Class H Stock)	1,722,000	1,871,614
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	3,356,000	1,641,037

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
NTPC Ltd. (India)	638,388	$1,498,280

		5,010,931

Industrial Conglomerates — 0.6%
3M Co.	43,622	7,195,449
Carlisle Cos., Inc.	38,775	3,591,728
Nava Bharat Ventures Ltd. (India)	236,602	671,940
Rheinmetall AG (Germany)	23,351	1,123,160
Toshiba Corp. (Japan)	118,000	494,428

		13,076,705

Insurance — 6.5%
ACE Ltd.	215,878	24,068,238
Alleghany Corp.*	17,996	8,764,052
American International Group, Inc.	181,931	9,968,000
Assicurazioni Generali SpA (Italy)	164,532	3,235,043
Assured Guaranty Ltd.	59,015	1,557,406
CNO Financial Group, Inc.	182,500	3,142,650
Delta Lloyd NV (Netherlands)	181,486	3,422,791
Fairfax Financial Holdings Ltd. (Canada)	26,010	14,580,632
FNF Group	77,700	2,856,252
Markel Corp.*	17,663	13,582,140
Marsh & McLennan Cos., Inc.	400,502	22,464,157
MetLife, Inc.	159,602	8,067,881
Primerica, Inc.	64,885	3,302,647
Reinsurance Group of America, Inc.	39,890	3,717,349
St. James’s Place PLC (United Kingdom)	216,830	2,999,006
T&D Holdings, Inc. (Japan)	158,200	2,173,052
Tokio Marine Holdings, Inc. (Japan)	39,000	1,472,126
White Mountains Insurance Group Ltd.	10,815	7,403,084
Willis Group Holdings PLC	108,600	5,232,348
Zurich Insurance Group AG (Switzerland)*	8,628	2,916,283

		144,925,137

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	26,052	9,693,949
HSN, Inc.	49,852	3,401,402
Hyundai Home Shopping Network Corp. (South Korea)	6,618	762,546
Liberty Interactive Corp. (Class A Stock)*	233,354	6,811,603
Rakuten, Inc. (Japan)	111,300	1,959,787

		22,629,287

Internet Software & Services — 1.5%
21Vianet Group, Inc. (China), ADR*	61,544	1,086,867
Akamai Technologies, Inc.*	66,126	4,697,922
Alibaba Group Holding Ltd. (China), ADR*(a)	28,806	2,397,811
Baidu, Inc. (China), ADR*	20,242	4,218,433
ChinaCache International Holdings Ltd. (China), ADR*	44,200	524,654
CoStar Group, Inc.*	20,534	4,062,241
Google, Inc. (Class C Stock)*	11,958	6,552,984
Leju Holdings Ltd. (China), ADR*	5,571	44,345
NetEase, Inc. (China), ADR	9,694	1,020,778
Qihoo 360 Technology Co. Ltd. (China), ADR*(a)	23,285	1,192,192
Tencent Holdings Ltd. (China)	233,504	4,434,222
Zillow Group, Inc. (Class A Stock)*(a)	34,105	3,420,732

		33,653,181

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services — 2.4%
Accenture PLC (Class A Stock)	220,641	$20,671,855
Automatic Data Processing, Inc.	139,418	11,939,758
Booz Allen Hamilton Holding Corp.	143,745	4,159,980
Fidelity National Information Services, Inc.	90,075	6,130,505
Fiserv, Inc.*	51,518	4,090,529
Forrester Research, Inc.	65,200	2,398,056
Fujitsu Ltd. (Japan)	221,000	1,507,140
MAXIMUS, Inc.	37,555	2,507,172

		53,404,995

Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.*	57,155	4,531,820
ICON PLC (Ireland)*(a)	31,215	2,201,594

		6,733,414

Machinery — 1.6%
Albany International Corp. (Class A Stock)	91,355	3,631,361
Allison Transmission Holdings, Inc.	249,555	7,970,787
CIRCOR International, Inc.	21,400	1,170,580
ESCO Technologies, Inc.	58,200	2,268,636
IDEX Corp.	56,266	4,266,651
Luxfer Holdings PLC (United Kingdom), ADR	96,540	1,290,740
Mueller Industries, Inc.	118,510	4,281,766
PACCAR, Inc.	121,662	7,681,739
Pall Corp.	42,177	4,234,149

		36,796,409

Marine — 0.3%
Irish Continental Group PLC (Ireland), UTS	1,717,505	7,663,970

Media — 0.8%
CBS Corp. (Class B Stock)	47,500	2,879,925
Comcast Corp. (Class A Stock)	14,900	841,403
DISH Network Corp. (Class A Stock)*	57,573	4,033,564
ProSiebenSat.1 Media AG (Germany)	57,573	2,816,052
Sky PLC (United Kingdom)	318,937	4,692,176
Wolters Kluwer NV (Netherlands)	63,281	2,066,412

		17,329,532

Metals & Mining — 0.1%
Barrick Gold Corp. (Canada), (NYSE)	68,520	750,979
Barrick Gold Corp. (Canada), (TSX)	67,800	741,408
Eldorado Gold Corp. (Canada)	80,700	370,192
Fortescue Metals Group Ltd. (Australia)(a)	657,880	973,858
Monnet Ispat & Energy Ltd. (India)	29,766	23,801

		2,860,238

Multiline Retail — 0.2%
Dollar General Corp.*	23,400	1,763,892
Fred’s, Inc. (Class A Stock)	158,470	2,708,252
Intime Retail Group Co. Ltd. (China)	465,500	323,760
Maoye International Holdings Ltd. (China)	3,857,000	612,329

		5,408,233

Multi-Utilities — 0.5%
Centrica PLC (United Kingdom)	526,215	1,968,196
National Grid PLC (United Kingdom)	434,175	5,581,752
PG&E Corp.	68,321	3,625,795

		11,175,743

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp.	30,810	$2,551,376
BG Group PLC (United Kingdom)	989,076	12,139,605
Cameco Corp. (Canada)	84,230	1,173,324
Canadian Natural Resources Ltd. (Canada), (NYSE)(a)	54,312	1,667,922
Canadian Natural Resources Ltd. (Canada), (TSX)	35,885	1,099,882
Chevron Corp.	89,356	9,380,593
Cobalt International Energy, Inc.*	32,900	309,589
Diamondback Energy, Inc.*	35,174	2,702,770
Dorian LPG Ltd.*	125,700	1,637,871
Exxon Mobil Corp.	112,524	9,564,540
HollyFrontier Corp.	44,900	1,808,123
Imperial Oil Ltd. (Canada)	319,583	12,744,970
Laredo Petroleum, Inc.*(a)	88,400	1,152,736
Marathon Oil Corp.	48,600	1,268,946
Occidental Petroleum Corp.	84,400	6,161,200
Pioneer Natural Resources Co.	30,130	4,926,556
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	90,867	2,830,523
RSP Permian, Inc.*(a)	105,000	2,644,950
Scorpio Tankers, Inc. (Monaco)	346,570	3,264,689
Southwestern Energy Co.*(a)	154,645	3,586,218
Suncor Energy, Inc. (Canada)	288,723	8,445,148
World Fuel Services Corp.	94,098	5,408,753

		96,470,284

Paper & Forest Products — 0.5%
Deltic Timber Corp.	40,765	2,700,681
International Paper Co.	47,940	2,660,191
KapStone Paper and Packaging Corp.	101,389	3,329,615
Norbord, Inc. (Canada)(a)	137,000	2,883,755

		11,574,242

Pharmaceuticals — 6.4%
Actavis PLC*	24,242	7,214,904
AstraZeneca PLC (United Kingdom)	132,968	9,124,020
AstraZeneca PLC (United Kingdom), ADR	5,340	365,416
Bristol-Myers Squibb Co.	572,870	36,950,115
Eisai Co. Ltd. (Japan)	56,065	3,987,782
Eli Lilly & Co.	29,010	2,107,577
Johnson & Johnson	192,107	19,325,964
Merck & Co., Inc.	507,044	29,144,889
Ono Pharmaceutical Co. Ltd. (Japan)	61,400	6,928,621
Pfizer, Inc.	345,129	12,007,038
Phibro Animal Health Corp. (Class A Stock)	63,860	2,261,283
Roche Holding AG (Switzerland)	45,399	12,475,287
UCB SA (Belgium)	31,792	2,296,679

		144,189,575

Professional Services — 0.1%
FTI Consulting, Inc.*	78,180	2,928,623
Mistras Group, Inc.*	18,516	356,618

		3,285,241

Real Estate Investment Trusts (REITs) — 1.1%
Blackstone Mortgage Trust, Inc. (Class A Stock)	69,300	1,966,041
Corrections Corp. of America	60,544	2,437,501
DiamondRock Hospitality Co.	120,830	1,707,328
Education Realty Trust, Inc.	59,109	2,091,277
Equity Lifestyle Properties, Inc.	60,982	3,350,961

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Grivalia Properties REIC (Greece)	401,051	$3,272,997
Hibernia REIT PLC (Ireland)	715,967	900,713
Kite Realty Group Trust(a)	62,675	1,765,555
Mid-America Apartment Communities, Inc.	28,595	2,209,536
Summit Hotel Properties, Inc.	155,771	2,191,698
Weyerhaeuser Co.	107,211	3,554,045

		25,447,652

Real Estate Management & Development — 0.9%
Daito Trust Construction Co. Ltd. (Japan)	91,621	10,230,927
Deutsche Annington Immobilien SE (Germany)	155,189	5,229,482
E-House China Holdings Ltd. (China), ADR(a)	164,220	891,715
Realogy Holdings Corp.*	106,660	4,850,897

		21,203,021

Real Estate Services — 0.4%
Kennedy Wilson Europe Real Estate PLC (United Kingdom)	485,869	7,920,876

Road & Rail — 0.9%
AMERCO	10,313	3,407,415
Canadian National Railway Co. (Canada)	52,391	3,508,590
DSV A/S (Denmark)	175,159	5,443,735
Genesee & Wyoming, Inc. (Class A Stock)* .	87,964	8,483,248

		20,842,988

Semiconductors & Semiconductor Equipment — 2.1%
Applied Materials, Inc.	103,540	2,335,862
Intel Corp.	415,037	12,978,207
Lam Research Corp.	28,593	2,008,229
Marvell Technology Group Ltd.	360,260	5,295,822
Maxim Integrated Products, Inc.	387,593	13,492,112
Micrel, Inc.	147,660	2,226,713
NXP Semiconductor NV (Netherlands)*	26,844	2,694,064
Sumco Corp. (Japan)	189,500	3,173,481
SunEdison, Inc.*(a)	120,438	2,890,512

		47,095,002

Software — 3.0%
Activision Blizzard, Inc.	337,714	7,674,551
Comverse, Inc.*	136,180	2,682,746
FactSet Research Systems, Inc.	43,068	6,856,426
Microsoft Corp.	710,292	28,876,921
Oracle Corp.	137,961	5,953,017
Symantec Corp.	320,684	7,492,782
UBISOFT Entertainment (France)*	133,746	2,469,565
Verint Systems, Inc.*	41,441	2,566,441
Workday, Inc. (Class A Stock)*	21,847	1,844,105

		66,416,554

Specialty Retail — 4.4%
Advance Auto Parts, Inc.	166,965	24,992,991
Ascena Retail Group, Inc.*	170,485	2,473,737
AutoZone, Inc.*	9,356	6,382,289
CarMax, Inc.*(a)	22,535	1,555,140
Cato Corp. (The) (Class A Stock)	76,360	3,023,856
CST Brands, Inc.	76,010	3,331,518
Home Depot, Inc. (The)	125,977	14,312,247
Lowe’s Cos., Inc.	174,249	12,962,383
Rent-A-Center, Inc.	83,025	2,278,206
Ross Stores, Inc.	16,670	1,756,351

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Stage Stores, Inc.	131,005	$3,002,635
Tiffany & Co.	26,867	2,364,565
TJX Cos., Inc. (The)	241,904	16,945,375
Urban Outfitters, Inc.*	63,565	2,901,742

		98,283,035

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	90,394	11,247,725
Diebold, Inc.	82,780	2,935,379
EMC Corp.	138,060	3,528,814
SanDisk Corp.	34,166	2,173,641
Western Digital Corp.	29,765	2,708,913

		22,594,472

Textiles, Apparel & Luxury Goods — 0.5%
Brunello Cucinelli SpA (Italy)(a)	92,576	1,629,502
Crocs, Inc.*	220,545	2,604,636
PVH Corp.	31,120	3,316,147
Ralph Lauren Corp.	10,504	1,381,276
Samsonite International SA	816,900	2,839,733

		11,771,294

Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares, Inc.	214,550	2,542,418

Tobacco — 0.1%
British American Tobacco PLC (United Kingdom)	59,842	3,098,847

Trading Companies & Distributors — 0.6%
Fastenal Co.(a)	35,500	1,470,944
GATX Corp	48,020	2,784,200
HD Supply Holdings, Inc.*	72,228	2,250,263
MSC Industrial Direct Co., Inc. (Class A Stock)	100,646	7,266,641

		13,772,048

Transportation Infrastructure — 0.1%
Groupe Eurotunnel SA (France)	135,498	1,942,496

Water Utilities — 0.3%
Guangdong Investment Ltd. (China)	5,614,030	7,362,072

Wireless Telecommunication Services — 0.2%
Idea Cellular Ltd. (India)	353,296	1,037,961
KDDI Corp. (Japan)	196,275	4,434,349

		5,472,310

TOTAL COMMON STOCKS (cost $1,715,802,419)		1,929,427,497

	Units
WARRANTS*(l)
Banks
Alpha Bank SA (Greece), expiring 12/10/17	254,787	122,733

Capital Markets
GF Securities Co. Ltd (China), expiring 04/10/15	42,100	102,363

TOTAL WARRANTS (cost $520,645)		225,096

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BOND
Independent Power & Renewable Electricity Producers
NTPC Ltd. (India),
First Lien (cost $108,216)
8.490%	03/25/25	INR	63,839	$129,654

TOTAL LONG-TERM INVESTMENTS (cost $1,716,431,280)				1,929,782,247

	Shares
SHORT-TERM INVESTMENTS — 18.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $372,044,334; includes $84,102,025 of cash collateral for securities on loan)(b)(w)	372,044,334	372,044,334

	Notional Amount (000)
OPTIONS PURCHASED*(l) — 1.6%
Put Options
S&P 500 Index, expiring 06/24/15,
Strike Price $1,975.00	535	17,339,350
expiring 09/18/15,
Strike Price $1,850.00	535	19,902,000

TOTAL OPTIONS PURCHASED (cost $52,355,518)		37,241,350

		Value

TOTAL SHORT-TERM INVESTMENTS (cost $424,399,852)		$409,285,684

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 104.1% (cost $2,140,831,132)		2,339,067,931

	Notional Amount (000)#
OPTIONS WRITTEN*(l) — (0.7)%
Put Options
S&P 500 Index, expiring 06/24/15,
Strike Price $1,825.00	535	(6,473,500)
expiring 09/18/15,
Strike Price $1,675.00	535	(9,255,500)

TOTAL OPTIONS WRITTEN (premiums received $26,717,482)		(15,729,000)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 103.4% (cost $2,114,113,650)		2,323,338,931
Liabilities in excess of other assets — (3.4)%		(76,470,668)

NET ASSETS — 100.0%		$2,246,868,263

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $81,607,261; cash collateral of $84,102,025 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$56,712,063	$1,479,926	$—
Air Freight & Logistics	22,684,804	—	—
Airlines	3,894,956	—	—
Auto Components	1,993,101	2,281,014	—
Automobiles	7,250,838	3,505,839	—
Banks	113,077,576	19,182,426	—
Beverages	41,284,642	15,212,697	—
Biotechnology	8,089,886	—	—
Building Products	19,031,529	4,737,905	—
Capital Markets	38,509,310	10,806,543	—
Chemicals	37,809,680	4,191,663	—
Commercial Services & Supplies	34,711,183	—	—
Communications Equipment	44,955,822	—	—
Construction & Engineering	5,211,554	459,551	—
Construction Materials	—	4,527,785	—
Containers & Packaging	42,252,681	7,942,421	—
Diversified Consumer Services	10,281,118	—	—
Diversified Financial Services	14,756,193	5,213,334	—
Diversified Telecommunication Services	10,707,377	21,302,585	—
Electric Utilities	18,351,005	7,392,367	—
Electrical Equipment	19,408,474	11,479,785	—
Electronic Equipment, Instruments & Components	16,371,960	2,613,427	—
Energy Equipment & Services	8,450,947	—	—
Food & Staples Retailing	7,691,021	9,488,790	—
Food Products	45,711,919	10,847,440	—
Gas Utilities	16,500,531	1,471,599	—
Health Care Equipment & Supplies	27,949,462	860,154	—
Health Care Providers & Services	58,017,201	—	—
Health Care Technology	4,764,205	—	—
Hotels, Restaurants & Leisure	23,095,028	7,716,110	—
Household Durables	34,784,589	4,483,425	—
Household Products	5,967,854	—	—
Independent Power & Renewable Electricity
Producers	—	5,010,931	—
Industrial Conglomerates	10,787,177	2,289,528	—
Insurance	132,129,627	12,795,510	—
Internet & Catalog Retail	19,906,954	2,722,333	—
Internet Software & Services	29,218,959	4,434,222	—
IT Services	51,897,855	1,507,140	—
Life Sciences Tools & Services	6,733,414	—	—
Machinery	36,796,409	—	—
Marine	7,663,970	—	—
Media	7,754,892	9,574,640	—
Metals & Mining	1,862,579	997,659	—
Multiline Retail	4,472,144	936,089	—
Multi-Utilities	3,625,795	7,549,948	—
Oil, Gas & Consumable Fuels	81,500,156	14,970,128	—
Paper & Forest Products	11,574,242	—	—
Pharmaceuticals	109,377,186	34,812,389	—
Professional Services	3,285,241	—	—

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Real Estate Investment Trusts (REITs)	$22,174,655	$3,272,997	$—
Real Estate Management & Development	5,742,612	15,460,409	—
Real Estate Services	7,920,876	—	—
Road & Rail	15,399,253	5,443,735	—
Semiconductors & Semiconductor Equipment	43,921,521	3,173,481	—
Software	63,946,989	2,469,565	—
Specialty Retail	98,283,035	—	—
Technology Hardware, Storage & Peripherals	22,594,472	—	—
Textiles, Apparel & Luxury Goods	11,771,294	—	—
Thrifts & Mortgage Finance	2,542,418	—	—
Tobacco	—	3,098,847	—
Trading Companies & Distributors	13,772,048	—	—
Transportation Infrastructure	—	1,942,496	—
Water Utilities	—	7,362,072	—
Wireless Telecommunication Services	—	5,472,310	—
Warrants
Banks	122,733	—	—
Capital Markets	—	102,363	—
Corporate Bond	—	129,654	—
Affiliated Money Market Mutual Fund	372,044,334	—	—
Options Purchased	37,241,350	—	—
Options Written	(15,729,000)	—	—

Total	$2,020,613,699	$302,725,232	$—

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$19,594,923	L1 to L2	Official Close to Model Price
Common Stocks	$28,506,801	L2 to L1	Model Price to Official Close

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.5%

ASSET-BACKED SECURITIES — 3.7%

Non-Residential Mortgage-Backed Securities — 1.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 144A	2.970%		02/20/20	2,130	$2,199,983
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	8,170	8,270,679
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	6.900	%(c)	04/10/28	2,069	2,151,352
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 144A	2.820%		03/15/21	3,727	3,740,265
Greenpoint Manufactured Housing, Series 1999-2, Class A2	2.902	%(c)	03/18/29	2,575	2,242,888
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.270%		06/15/29	4,161	4,192,207
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2	3.500	%(c)	06/19/29	1,200	1,044,000
Greenpoint Manufactured Housing, Series 1999-4, Class A2	3.674	%(c)	02/20/30	1,100	957,000
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 144A	1.830%		08/25/19	2,250	2,242,096
JGWPT XXXIII LLC, Series 2014-3A, Class A, 144A	3.500%		06/15/77	4,872	4,949,990
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2	3.672	%(c)	02/20/32	1,475	1,351,913
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IIA2	3.667	%(c)	03/13/32	2,375	2,147,435
National Collegiate Student Loan Trust, Series 2006-3, Class A4	0.441	%(c)	03/26/29	10,500	9,557,447
Nelnet Student Loan Trust, Series 2005-4, Class A4R2	1.091	%(c)	03/22/32	6,700	6,413,964
Northstar Education Finance, Inc., Series 2007-1, Class A6, Revenue Bonds	1.407	%(c)	01/29/46	5,925	5,599,226
SLM Student Loan Trust, Series 2005-6, Class B	0.546	%(c)	01/25/44	2,581	2,264,446
SLM Student Loan Trust, Series 2007-7, Class B	1.006	%(c)	10/25/28	4,150	3,757,867
South Carolina Student Loan Corp., Series 2010-1, Class A3, Revenue Bonds	1.326	%(c)	10/27/36	2,500	2,489,025
SpringCastle America Funding LLC, Series 2014-AA, Class A, 144A	2.700%		05/25/23	9,349	9,372,852

					74,944,635

Residential Mortgage-Backed Securities — 1.8%
Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A	0.860	%(c)	04/25/34	1,595	1,570,604
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2	1.134	%(c)	05/25/34	8,210	8,092,260
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1	0.664	%(c)	10/25/35	5,000	3,975,465
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3	0.744	%(c)	09/25/34	687	674,321
Bear Stearns Asset-Backed Securities Trust, Series 2007-SD1, Class 22A1	2.536	%(c)	10/25/36	248	185,133
Citigroup Mortgage Loan Trust, Inc., Series 2005-SHL1, Class M1, 144A	0.918	%(c)	07/25/44	8,579	8,113,581

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	1.179	%(c)	07/25/34	571	$537,117
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	5.071	%(c)	04/25/35	3,541	3,235,090
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	0.501	%(c)	07/25/36	1,147	935,122
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	0.302	%(c)	11/15/36	215	182,126
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	0.305	%(c)	11/15/36	410	358,342
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1	5.803	%(c)	11/25/32	4,682	4,751,242
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T5, Class AT5, 144A	1.979%		08/15/46	4,725	4,725,945
Nomura Home Equity Loan, Inc./Home Equity Loan Trust, Series 2006-HE2, Class A4	0.438	%(c)	03/25/36	16,000	13,324,128
NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C	1.231	%(c)	12/25/33	1,217	1,140,620
People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1	1.074	%(c)	10/25/34	1,274	1,262,592
RAMP Series Trust, Series 2006-RZ1, Class M2	0.588	%(c)	03/25/36	10,000	8,450,190
RAMP Series Trust, Series 2006-RZ4, Class A3	0.444	%(c)	10/25/36	3,350	2,805,387
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	0.414	%(c)	11/25/36	3,565	1,654,994
Saxon Asset Securities Trust, Series 2005-1, Class M1	0.860	%(c)	05/25/35	4,034	3,834,995
Soundview Home Equity Loan Trust, Series 2004-WMC1, Class M1	0.918	%(c)	01/25/35	2,383	2,127,663
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	5.645	%(c)	10/25/36	65	65,624

					72,002,541

TOTAL ASSET-BACKED SECURITIES (cost $144,535,181)					146,947,176

BANK LOANS(c) — 2.2%

Aerospace & Defense
Accudyne Industries LLC (Luxembourg), Refinancing Term Loan	4.000%		12/13/19	1,662	1,574,166

Airlines — 0.1%
American Airlines, Inc., Term Loan B	3.750%		06/27/19	2,358	2,355,894

Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc., Initial Tranche Term Loan B-2	3.750%		10/09/19	1,140	1,126,447
Language Line LLC, Tranche Term Loan B	6.256%		06/20/16	1,333	1,325,341
Monitronics International, Inc., Term Loan B	4.250%		03/23/18	2,955	2,954,660

					5,406,448

Construction & Engineering
American Builders & Contractors Supply Co., Inc., Term Loan B	3.500%		04/16/20	1,773	1,765,612

Diversified Financial Services — 0.1%
Flying Fortress, Inc., New Loans	3.500%		06/30/17	1,490	1,490,000

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)

Diversified Financial Services (cont’d.)
Nielsen Finance LLC, Class Dollar Term Loan B-2	3.175%	04/15/21	1,839	$1,838,337

				3,328,337

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan	3.750%	06/30/19	2,299	2,289,702
Telesat Canada, Inc. (Canada), U.S. Term Loan B-2	3.500%	03/08/19	1,459	1,454,719
Windstream Corp., Tranche Term Loan B-4	3.500%	01/23/20	737	735,120

				4,479,541

Energy Equipment & Services — 0.3%
Energy Future Intermediate Holding Co. LLC, Term Loan	4.250%	06/09/16	11,540	11,583,275

Food & Staples Retailing — 0.1%
Aramark Services, Inc., LC-2 Facility Deposits (Extending)	0.029%	07/26/16	326	324,281
Aramark Services, Inc., Term Loan F	1.840%	02/24/21	2,059	2,048,611
HJ Heinz Co., Term Loan B-1	3.000%	06/07/19	375	375,880
HJ Heinz Co., Term Loan B-2	3.250%	06/05/20	1,245	1,244,584

				3,993,356

Health Care Providers & Services — 0.1%
Envision Healthcare Corp., Term Loan	4.000%	05/25/18	1,190	1,193,469
MPH Acquisition Holdings LLC, Initial Term Loan	3.750%	03/21/21	294	293,046
Radnet Management, Inc., Tranche Term Loan B	4.250%	10/10/18	2,843	2,842,807

				4,329,322

Hotels, Restaurants & Leisure — 0.3%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Initial Term Loan	3.500%	10/25/20	2,795	2,797,628
Landry’s, Inc., New Term Loan	4.000%	04/19/18	4,357	4,358,190
Station Casinos LLC, Term Loan B	4.250%	02/22/20	296	296,751
Wendy’s International, Inc., Term Loan B	3.250%	05/15/19	2,415	2,410,995

				9,863,564

Independent Power & Renewable Electricity Producers — 0.1%
NRG Energy, Inc., Term Loan	2.750%	07/01/18	2,358	2,344,794

IT Services — 0.1%
First Data Corp., Second New Term Loan B	3.674%	09/24/18	350	349,650
First Data Corp., Term Loan C-1	3.674%	03/24/18	3,509	3,505,176
SunGard Data Systems, Inc., Tranche Term Loan E	4.000%	03/08/20	1,092	1,094,529

				4,949,355

Machinery — 0.1%
Gardner Denver, Inc., Initial Dollar Term Loan	4.250%	07/30/20	2,019	1,913,997

Media — 0.3%
Charter Communications Operating LLC, Term Loan G	4.250%	09/12/21	3,155	3,177,678
CSC Holdings LLC, Term Loan B	2.678%	04/17/20	1,455	1,447,206

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)

Media (cont’d.)
Univision Communications, Inc., Replacement First-Lien Term Loan	4.000%		03/01/20	3,336	$3,328,959
Virgin Media Investment Holdings Ltd., Facility B	3.500%		02/06/20	2,034	2,031,338

					9,985,181

Metals & Mining — 0.1%
FMG Resources (August 2006) Pty Ltd., Term Loan	3.750%		06/30/19	2,884	2,604,606
Schaeffler AG, Facility B	4.250%		05/12/20	1,500	1,509,375

					4,113,981

Oil, Gas & Consumable Fuels
EquiPower Resources Holdings LLC, Term Loan B	4.250%		12/27/18	920	918,578

Pharmaceuticals — 0.1%
Par Pharmaceutical, Inc., Term Loan B-2	4.000%		09/30/19	2,534	2,528,665

Retail & Merchandising — 0.2%
Gymboree Corp. (The), Term Loan	5.000%		02/23/18	4,828	3,669,225
J. Crew Group, Inc., Initial Loan	4.000%		03/05/21	492	456,749
Michaels Stores, Inc., Term Loan B	3.750%		01/28/20	1,916	1,912,796
Party City Holdings, Inc., Replacement Term Loan	4.000%		07/27/19	3,264	3,255,410

					9,294,180

Specialty Retail
Petsmart, Inc., Term Loan B	—	%(p)	02/18/22	1,800	1,812,681

TOTAL BANK LOANS (cost $87,957,212)					86,540,927

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.0%
Americold LLC Trust, Series 2010-ARTA, Class A2FX, 144A	4.954%		01/14/29	1,000	1,115,441
Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM	5.448%		09/10/47	400	419,926
Bayview Commercial Asset Trust, Series 2006-4A, Class A1, 144A	0.401	%(c)	12/25/36	3,299	2,987,191
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AJ	5.896	%(c)	06/11/50	430	446,110
Carefree Portfolio Trust, Series 2014-CMZA, Class MZA, 144A	6.152	%(c)	11/15/19	1,000	1,002,381
CD Commercial Mortgage Securities Trust, Series 2006-CD2, Class AJ	5.385	%(c)	01/15/46	4,820	4,554,375
CD Commercial Mortgage Securities Trust, Series 2006-CD2, Class AM	5.351	%(c)	01/15/46	500	516,365
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 144A	3.175	%(c)	02/15/31	3,340	3,314,836
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.482%		10/15/49	6,110	6,074,611
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJA	6.134	%(c)	12/10/49	1,630	1,617,328
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3	3.372%		10/10/47	2,170	2,269,540
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526	%(c)	04/15/47	1,225	1,310,315

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A3	2.822%		10/15/45	320	$328,054
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class AM	4.300%		10/10/46	900	993,245
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class B	4.762	%(c)	10/10/46	390	434,836
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class C	5.086	%(c)	10/10/46	190	210,040
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class E, 144A	5.085	%(c)	10/10/46	490	444,868
Commercial Mortgage Pass-Through Certificates, Series 2013-CR13, Class E, 144A	4.756	%(c)	12/10/23	911	810,354
Commercial Mortgage Pass-Through Certificates, Series 2013-SFS, Class A2, 144A	2.987	%(c)	04/12/35	1,650	1,690,839
Commercial Mortgage Pass-Through Certificates, Series 2014-CR17, Class XA, IO	1.365	%(c)	05/10/47	42,939	3,123,175
Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA, Class D, 144A	3.272	%(c)	06/15/34	4,760	4,764,060
Commercial Mortgage Trust, Series 2006-GG7, Class AM	5.787	%(c)	07/10/38	1,549	1,621,743
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AM	5.607	%(c)	01/15/49	2,759	2,958,180
Credit Suisse Mortgage Capital Certificates, Series 2015-TOWN, Class F	4.675	%(c)	03/15/17	4,010	4,009,241
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class AS	3.791%		04/15/50	4,920	5,248,221
CSMC Trust, Series 2014-TIKI, Class F, 144A	4.003	%(c)	09/15/38	6,200	6,176,271
CSMC Trust, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	3,480	3,757,648
CSMC Trust, Series 2014-USA, Class F, 144A	4.373%		09/15/37	5,420	4,845,377
Equity Mortgage Trust, Series 2014-INNS, Class D, 144A	2.525	%(c)	05/08/31	2,540	2,532,629
Fannie Mae-Aces, Series 2012-M14, Class X1, IO	4.379	%(c)	02/25/17	17,850	1,028,448
Fannie Mae-Aces, Series 2014-M4, Class X2, IO	0.404	%(c)	03/25/24	109,574	2,178,995
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.179	%(c)	04/25/20	2,978	132,408
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.652	%(c)	06/25/20	13,172	852,985
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.651	%(c)	07/25/21	7,006	600,384
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	1.562	%(c)	10/25/21	445	37,122
FHLMC Multifamily Structured Pass-Through Certificates, Series K715, Class X1, IO	1.169	%(c)	01/25/21	39,670	2,246,619
FREMF Mortgage Trust, Series 2012-K20, Class X2A, IO, 144A	0.200%		05/25/45	63,390	724,166
FREMF Mortgage Trust, Series 2013-K32, Class C, 144A	3.537	%(c)	10/25/46	5,207	5,124,167
FREMF Mortgage Trust, Series 2014-KF04, Class B, 144A	3.406	%(c)	06/25/21	6,901	6,902,134
FREMF Mortgage Trust, Series 2014-KF05, Class B, 144A	4.168	%(c)	09/25/22	8,224	9,040,806
GE Business Loan Trust, Series 2005-1A, Class A3, 144A	0.425	%(c)	06/15/33	4,071	3,945,613
GE Business Loan Trust, Series 2006-1A, Class B, 144A	0.475	%(c)	05/15/34	9,301	8,534,316
Government National Mortgage Assoc., Series 2012-78, Class AB	2.002%		04/16/50	3,972	3,916,809

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2015-41, Class A	2.700%		11/16/54	3,830	$3,906,776
Government National Mortgage Assoc., Series 2013-85, Class IA, IO	0.833	%(c)	03/16/47	50,902	3,036,968
Government National Mortgage Assoc., Series 2013-178, Class A	2.250%		03/16/35	969	979,076
Government National Mortgage Assoc., Series 2013-178, Class IO, IO	0.931	%(c)	06/16/55	8,203	490,498
Government National Mortgage Assoc., Series 2014-88, Class IE, IO	0.822	%(c)	03/16/55	42,499	2,911,605
GS Mortgage Securities Trust, Series 2007-GG10, Class AM	5.796	%(c)	08/10/45	11,780	12,078,399
GS Mortgage Securities Trust, Series 2013-GC14, Class F, 144A	4.772	%(c)	08/10/46	700	615,059
GS Mortgage Securities Trust, Series 2013-GC16, Class B	5.161	%(c)	11/10/46	1,440	1,637,150
Hyatt Hotel Portfolio Trust, Series 2014-HYMZ, Class M, 144A	6.400	%(c)	11/15/16	7,720	7,738,458
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AJ	5.482	%(c)	12/12/44	2,937	2,914,645
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ	5.502	%(c)	06/12/47	9,160	9,193,370
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AM	5.878	%(c)	02/12/51	620	679,602
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 144A	6.400	%(c)	10/15/19	2,400	2,404,281
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class E, 144A	3.472	%(c)	08/15/27	570	571,194
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class C	5.081	%(c)	11/15/45	840	931,637
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B	4.887	%(c)	01/15/47	540	608,529
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class C	4.461	%(c)	09/15/47	3,380	3,557,156
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class AS	3.914	%(c)	11/15/47	3,310	3,535,262
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 144A	3.928	%(c)	11/15/47	3,880	3,529,946
LB Commercial Mortgage Trust, Series 2007-C3, Class AM	5.900	%(c)	07/15/44	1,180	1,284,136
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM	6.265	%(c)	09/15/45	860	953,346
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AJ	5.802	%(c)	08/12/43	2,590	2,628,938
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ	6.193	%(c)	09/12/49	7,380	7,139,855
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS	3.214%		02/15/46	352	359,985
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AJ	5.399%		12/15/43	3,605	3,261,530
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ	5.438%		03/15/44	6,370	6,474,729
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4	5.908	%(c)	06/11/49	439	477,035
Motel 6 Trust 2015-MTL6, Series 2015-MTL6, Class F, 144A	5.000%		02/05/30	8,580	8,371,017

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
PFP III Ltd. (Cayman Islands), Series 2014-1, Class D, 144A	4.272	%(c)	06/14/31	1,200	$1,201,754
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class XA, IO, 144A	1.990	%(c)	12/10/45	3,894	386,892
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ	5.825	%(c)	07/15/45	1,933	1,971,685
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AM	5.383%		12/15/43	1,000	1,060,534
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AMFL, 144A	0.373	%(c)	12/15/43	432	416,297
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ	5.660	%(c)	04/15/47	2,819	2,937,538
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B	4.302	%(c)	07/15/46	569	616,265
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E, 144A	3.500%		07/15/46	590	475,388
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class E, 144A	3.250%		02/15/48	5,782	3,886,458
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class B	4.236	%(c)	11/15/47	3,570	3,825,973
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class C	4.326	%(c)	11/15/47	3,570	3,732,778
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	Zero	(c)	06/15/45	17,417	1,467,472
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 144A	4.139	%(c)	05/15/45	3,755	3,623,139
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 144A	4.001	%(c)	06/15/46	1,000	951,962
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class XA, IO	1.310	%(c)	03/15/47	12,097	920,289

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $231,164,228)					234,586,778

CORPORATE BONDS — 30.8%

Aerospace & Defense — 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes	4.875%		02/15/20	2,400	2,758,462
Raytheon Co., Sr. Unsec’d. Notes	3.125%		10/15/20	1,330	1,402,859
United Technologies Corp., Sr. Unsec’d. Notes(a)	4.500%		06/01/42	2,150	2,384,649

					6,545,970

Airlines — 0.1%
Delta Air Lines 2007-1 Class A Pass-Through Trust, Series 071A, Pass-Through Certificates	6.821%		02/10/24	2,572	3,018,751
Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, Pass-Through Certificates	7.750%		06/17/21	1,102	1,273,375
UAL 2009-2A Pass-Through Trust, Series 09-2, Pass-Through Certificates	9.750%		07/15/18	746	827,569

					5,119,695

Auto Components — 0.1%
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.750%		11/15/22	2,010	2,170,800

Automobiles — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	8.000%		06/15/19	1,290	1,352,887
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	6,160	6,735,178

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Automobiles (cont’d.)
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	520	$637,032

					8,725,097

Banks — 8.4%
ANZ National International Ltd. (New Zealand), Gtd. Notes, 144A	1.850%		10/15/15	1,810	1,823,490
Bank of America Corp., Jr. Sub. Notes	6.250	%(c)	09/29/49	5,500	5,603,125
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	2,830	2,880,351
Bank of America Corp., Sr. Unsec’d. Notes	3.875%		03/22/17	4,580	4,793,130
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		07/01/20	520	599,495
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,500	1,753,859
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	490	539,171
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16	40	42,690
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	990	1,194,916
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	5,600	5,673,018
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%		04/01/24	4,430	4,712,262
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	7,280	7,795,686
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.875%		04/01/44	6,800	7,653,597
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	3,450	3,894,291
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	5.000%		01/21/44	7,430	8,528,317
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	1,840	2,041,053
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18	4,150	4,747,011
Bank of America Corp., Sub. Notes	5.420%		03/15/17	1,500	1,602,137
Bank of America Corp., Sub. Notes	6.050%		05/16/16	320	335,913
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	4,410	4,562,436
BBVA US Sr. SAU (Spain), Gtd. Notes	4.664%		10/09/15	610	621,724
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN	2.375%		09/14/17	2,500	2,548,315
BPCE SA (France), Sub. Notes, 144A	5.150%		07/21/24	4,140	4,423,561
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.000%		08/01/23	3,480	3,567,000
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.375%		05/15/20	410	431,525
Citigroup, Inc., Jr. Sub. Notes(a)	5.900	%(c)	12/29/49	1,000	1,007,500
Citigroup, Inc., Jr. Sub. Notes	5.950	%(c)	07/29/49	1,510	1,528,875
Citigroup, Inc., Series D, Jr. Sub. Notes(a)	5.350	%(c)	04/29/49	1,760	1,702,800
Citigroup, Inc., Series M, Jr. Sub. Notes(a)	6.300	%(c)	12/29/49	2,710	2,767,587
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	300	314,723
Citigroup, Inc., Sub. Notes(a)	5.300%		05/06/44	1,070	1,202,714
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	8,840	10,019,176
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	1,620	1,961,820
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes	1.250%		09/18/15	5,600	5,619,936
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	5.000%		10/15/19	1,220	1,373,263
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	4.625%		12/01/23	9,130	9,870,014
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	5.750%		12/01/43	2,500	3,107,157
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Jr. Sub. Notes, 144A	11.000	%(c)	12/29/49	3,985	5,130,688
Credit Agricole SA (France), Jr. Sub. Notes, 144A	8.375	%(c)	10/29/49	5,200	6,146,920
Goldman Sachs Group, Inc. (The), Series D, Sr. Unsec’d. Notes	6.000%		06/15/20	3,750	4,376,858
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.375%		01/22/18	3,140	3,204,153

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%		07/19/18	400	$413,405
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	4.000%		03/03/24	2,610	2,758,384
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	1,560	1,774,055
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	320	359,757
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	8,870	11,561,832
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	4,770	4,992,148
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	8,010	9,089,396
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	640	840,354
HBOS PLC (United Kingdom), Sub. Notes, MTN, 144A	6.750%		05/21/18	220	246,143
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes(a)	6.375	%(c)	12/29/49	3,400	3,472,250
HSBC Holdings PLC (United Kingdom), Sub. Notes(a)	4.250%		03/14/24	2,700	2,833,237
ING Bank NV (Netherlands), Sub. Notes, 144A(a)	5.800%		09/25/23	5,710	6,464,399
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%		01/15/16	1,000	1,013,620
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.625%		08/12/15	1,430	1,443,442
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A(a)	5.017%		06/26/24	10,420	10,664,766
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	1,500	1,534,062
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	4,280	4,450,301
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	90	98,144
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	630	692,980
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	1,730	1,899,950
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	1,140	1,260,088
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	5,420	5,456,455
JPMorgan Chase & Co., Sub. Notes(a)	3.875%		09/10/24	1,300	1,333,657
JPMorgan Chase & Co., Sub. Notes	6.125%		06/27/17	2,260	2,476,384
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.500%		11/04/24	5,700	5,920,516
M&T Bank Corp., Jr. Sub. Notes	6.875%		12/29/49	6,230	6,416,900
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.750%		03/22/17	530	564,234
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.950%		12/28/17	5,600	6,208,675
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%		04/01/18	3,390	3,855,623
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	1.600%		08/07/15	1,530	1,536,415
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	800	846,118
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.875%		05/13/21	4,250	4,660,129
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	7.648	%(c)	08/29/49	420	529,200
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	280	282,043
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	6.400%		10/21/19	3,100	3,588,306
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes(a)	5.125%		05/28/24	6,030	6,326,139
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%		12/19/23	4,400	4,894,305

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000) #	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.100%		06/10/23	4,490	$4,993,136
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes(a)	6.125%		12/15/22	2,060	2,319,758
Royal Bank of Scotland NV (Netherlands), Gtd. Notes	4.650%		06/04/18	1,400	1,474,581
Santander US Debt SA Unipersonal (Spain), Gtd. Notes, 144A	3.781%		10/07/15	2,400	2,439,005
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A(a)	5.700%		03/26/44	11,870	13,244,332
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	3.100%		01/14/16	730	743,023
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	3.150%		07/22/15	2,010	2,025,477
Wachovia Capital Trust III, Ltd. Gtd. Notes(a)	5.570	%(c)	03/29/49	9,260	9,143,324
Wachovia Corp., Sr. Unsec’d. Notes, MTN	5.750%		02/01/18	920	1,028,777
Wells Fargo & Co., Sr. Unsec’d. Notes	1.500%		01/16/18	1,420	1,426,795
Wells Fargo & Co., Sr. Unsec’d. Notes	3.676%		06/15/16	2,470	2,557,569
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.600%		04/01/21	7,340	8,238,989
Wells Fargo & Co., Sub. Notes	3.450%		02/13/23	1,400	1,432,487
Wells Fargo & Co., Sub. Notes	5.375%		11/02/43	2,270	2,674,008
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	1,731	2,096,068
Wells Fargo & Co., Sub. Notes, MTN	4.650%		11/04/44	4,030	4,322,292
Wells Fargo Bank NA, Sub. Notes	6.000%		11/15/17	4,670	5,217,740
Wells Fargo Capital X, Ltd. Gtd. Notes	5.950%		12/01/86	1,400	1,450,750

					331,288,180

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	2.500%		07/15/22	7,580	7,478,231
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	5.000%		04/15/20	760	866,937
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%		01/15/20	4,030	4,642,028
Constellation Brands, Inc., Gtd. Notes	4.250%		05/01/23	4,000	4,115,000
Diageo Capital PLC (United Kingdom), Gtd. Notes	4.828%		07/15/20	3,330	3,782,733
Diageo Investment Corp. (United Kingdom), Gtd. Notes	2.875%		05/11/22	4,795	4,886,378
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.400%		10/01/17	3,060	3,075,077
Molson Coors Brewing Co., Gtd. Notes(a)	3.500%		05/01/22	330	340,240
PepsiCo, Inc., Sr. Unsec’d. Notes	0.700%		08/13/15	3,790	3,796,705
PepsiCo, Inc., Sr. Unsec’d. Notes	4.000%		03/05/42	710	729,137
PepsiCo, Inc., Sr. Unsec’d. Notes	7.900%		11/01/18	992	1,202,431
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A(a)	4.450%		01/15/22	6,780	7,348,456
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	5.500%		01/15/42	1,140	1,379,259

					43,642,612

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes(a)	3.625%		05/22/24	1,700	1,787,800
Celgene Corp., Sr. Unsec’d. Notes	3.625%		05/15/24	710	737,889
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24	3,970	4,239,182

					6,764,871

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000) #	Value
CORPORATE BONDS (Continued)

Capital Markets — 0.4%
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	6.400%		10/02/17	3,210	$3,581,214
Goldman Sachs Capital II, Ltd. Gtd. Notes	4.000	%(c)	12/29/49	5,060	3,921,500
State Street Corp., Jr. Sub. Notes	4.956%		03/15/18	7,030	7,606,783

					15,109,497

Chemicals — 0.2%
Eagle Spinco, Inc., Gtd. Notes(a)	4.625%		02/15/21	3,670	3,628,713
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%		12/08/21	530	584,012
Hexion US Finance Corp., Sr. Sec’d. Notes	6.625%		04/15/20	1,870	1,711,050
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	580	639,604
LyondellBasell Industries NV, Sr. Unsec’d. Notes(a)	5.750%		04/15/24	780	919,438
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	980	1,152,039

					8,634,856

Commercial Services & Supplies — 0.2%
Waste Management, Inc., Gtd. Notes	3.500%		05/15/24	1,630	1,696,960
Waste Management, Inc., Gtd. Notes	4.600%		03/01/21	3,220	3,599,802
West Corp., Gtd. Notes, 144A(a)	5.375%		07/15/22	2,440	2,385,100

					7,681,862

Consumer Finance — 0.9%
Ally Financial, Inc., Gtd. Notes(a)	3.500%		01/27/19	1,000	987,500
Ally Financial, Inc., Gtd. Notes	7.500%		09/15/20	4,072	4,769,330
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	1.000%		08/11/15	3,560	3,568,138
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%		02/01/21	900	1,045,728
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.875%		08/02/21	1,620	1,907,067
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	860	1,074,574
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	12.000%		05/15/15	5,420	5,486,628
General Motors Financial Co., Inc., Gtd. Notes	2.750%		05/15/16	750	758,370
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	560	570,500
General Motors Financial Co., Inc., Gtd. Notes	4.250%		05/15/23	660	683,734
General Motors Financial Co., Inc., Gtd. Notes	4.375%		09/25/21	1,780	1,890,520
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21	4,620	5,485,927
Hyundai Capital America (South Korea), Sr. Unsec’d. Notes, 144A	2.125%		10/02/17	980	989,676
John Deere Capital Corp., Sr. Unsec’d. Notes	1.700%		01/15/20	610	604,678
John Deere Capital Corp., Sr. Unsec’d. Notes	2.250%		04/17/19	140	142,956
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	5.350%		04/03/18	1,000	1,117,214
Navient LLC, Sr. Unsec’d. Notes, MTN(a)	8.000%		03/25/20	1,920	2,131,392
Toyota Motor Credit Corp. (Japan), Sr. Unsec’d. Notes, MTN(a)	1.250%		10/05/17	4,130	4,142,262

					37,356,194

Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	3.271	%(c)	12/15/19	3,460	3,373,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	6.875%		02/15/21	1,545	1,626,113
Rock-Tenn Co., Gtd. Notes	3.500%		03/01/20	690	716,286
Rock-Tenn Co., Gtd. Notes	4.000%		03/01/23	470	494,719

					6,210,618

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000) #	Value
CORPORATE BONDS (Continued)

Diversified Financial Services — 1.3%
American Express Co., Sub. Notes	6.800	%(c)	09/01/66	5,160	$5,419,032
Boeing Capital Corp., Sr. Unsec’d. Notes	4.700%		10/27/19	2,860	3,219,445
Countrywide Financial Corp., Sub. Notes	6.250%		05/15/16	340	357,683
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.300%		07/31/15	350	350,931
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.625%		09/15/16	4,920	5,028,137
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	5.750%		03/23/16	2,870	3,003,682
General Electric Capital Corp., Sr. Unsec’d. Notes	1.625%		07/02/15	1,110	1,113,368
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.375%		09/16/20	3,180	3,530,137
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%		01/07/21	9,100	10,245,817
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%		10/17/21	340	384,805
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%		01/10/39	7,160	10,299,860
General Electric Capital Corp., Sub. Notes, MTN	6.375	%(c)	11/15/67	5,030	5,457,550
Telecom Italia Capital SA (Italy), Gtd. Notes	7.175%		06/18/19	140	161,175
Temasek Financial I Ltd. (Singapore), Gtd. Notes, 144A	2.375%		01/23/23	2,770	2,751,543
Voya Financial, Inc., Gtd. Notes	2.900%		02/15/18	540	557,176

					51,880,341

Diversified Telecommunication Services — 1.2%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	6.625%		02/15/23	3,835	3,950,050
AT&T, Inc., Sr. Unsec’d. Notes	3.000%		02/15/22	1,110	1,113,795
AT&T, Inc., Sr. Unsec’d. Notes(a)	3.900%		03/11/24	1,140	1,193,033
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.350%		06/15/45	2,010	1,922,523
AT&T, Inc., Sr. Unsec’d. Notes	4.450%		05/15/21	230	251,953
AT&T, Inc., Sr. Unsec’d. Notes	5.500%		02/01/18	1,650	1,816,391
AT&T, Inc., Sr. Unsec’d. Notes	5.550%		08/15/41	2,060	2,316,752
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%		01/15/18	1,250	1,397,929
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%		12/15/30	560	923,592
CenturyLink, Inc., Sr. Unsec’d. Notes	5.625%		04/01/20	1,300	1,365,000
CenturyLink, Inc., Sr. Unsec’d. Notes	6.150%		09/15/19	1,000	1,085,000
CenturyLink, Inc., Sr. Unsec’d. Notes, 144A	5.625%		04/01/25	1,260	1,264,725
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%		08/01/23	2,530	2,387,688
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.500%		04/01/21	340	349,775
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.134%		04/27/20	1,970	2,223,614
Telefonica Emisiones SAU (Spain), Gtd. Notes	6.221%		07/03/17	180	198,747
Telefonica Emisiones SAU (Spain), Gtd. Notes	6.421%		06/20/16	110	116,880
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625%		07/01/20	2,710	2,828,563
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.150%		03/15/24	1,460	1,568,360
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%		09/15/20	2,820	3,114,050
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.600%		04/01/21	1,910	2,121,416

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000) #	Value
CORPORATE BONDS (Continued)

Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	6,140	$7,039,412
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	5,270	6,577,698
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	5.375%	04/15/21	280	293,650

				47,420,596

Electric Utilities — 1.2%
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes(a)	6.500%	09/15/37	3,160	4,277,983
Duke Energy Progress, Inc., First Mortgage	2.800%	05/15/22	1,490	1,520,953
FirstEnergy Corp., Series A, Sr. Unsec’d. Notes	2.750%	03/15/18	1,070	1,095,777
FirstEnergy Corp., Series B, Sr. Unsec’d. Notes	4.250%	03/15/23	4,340	4,542,678
FirstEnergy Corp., Series C, Sr. Unsec’d. Notes	7.375%	11/15/31	13,060	16,585,221
Miran Mid-Atlantic Pass-Through Trust, Series C, Pass-Through Certificates	10.060%	12/30/28	4,833	5,273,466
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.800%	03/01/37	6,280	7,974,068
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	1,780	2,325,520
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	8.250%	10/15/18	930	1,135,632
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%	01/15/21	1,620	1,785,869
Progress Energy, Inc., Sr. Unsec’d. Notes	6.000%	12/01/39	1,620	2,148,428

				48,665,595

Electrical Equipment — 0.3%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	4.375%	05/08/42	420	471,449
Eaton Corp., Gtd. Notes	1.500%	11/02/17	950	953,610
Eaton Corp., Gtd. Notes	2.750%	11/02/22	8,610	8,627,926
Eaton Corp., Gtd. Notes	4.150%	11/02/42	2,190	2,256,272

				12,309,257

Energy Equipment & Services — 0.3%
Atwood Oceanics, Inc., Sr. Unsec’d. Notes	6.500%	02/01/20	1,010	969,600
Baker Hughes, Inc., Sr. Unsec’d. Notes	7.500%	11/15/18	2,750	3,276,702
Key Energy Services, Inc., Gtd. Notes(a)	6.750%	03/01/21	2,780	1,793,100
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%	02/15/21	180	192,385
Kinder Morgan, Inc., Gtd. Notes, MTN	7.750%	01/15/32	1,030	1,267,668
SESI LLC, Gtd. Notes	7.125%	12/15/21	690	696,900
Transocean, Inc., Gtd. Notes	5.050%	12/15/16	210	212,100
Transocean, Inc., Gtd. Notes(a)	6.000%	03/15/18	1,630	1,536,275

				9,944,730

Food & Staples Retailing — 0.5%
CVS Health Corp., Sr. Unsec’d. Notes	2.750%	12/01/22	8,890	8,931,996
CVS Health Corp., Sr. Unsec’d. Notes	5.750%	06/01/17	645	708,292
CVS Pass-Through Trust, Pass-Through Certificates	6.036%	12/10/28	1,178	1,392,641
CVS Pass-Through Trust, Pass-Through Certificates	6.943%	01/10/30	747	928,897
Kroger Co. (The), Gtd. Notes	6.900%	04/15/38	520	709,933
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%	01/15/21	1,000	1,038,645
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.800%	02/15/18	540	610,989
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.200%	04/15/38	340	462,979
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	1,900	1,934,048
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	2,030	2,093,044

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Food & Staples Retailing (cont’d.)
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%	10/21/20	1,960	$2,053,860

				20,865,324

Food Products — 0.4%
HJ Heinz Co., Sec’d. Notes, 144A	4.875%	02/15/25	4,360	4,725,150
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	3.500%	06/06/22	2,080	2,152,101
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	3,997	4,544,605
Mondelez International, Inc., Sr. Unsec’d. Notes(a)	4.000%	02/01/24	4,480	4,851,804
Tyson Foods, Inc., Gtd. Notes	5.150%	08/15/44	700	814,692

				17,088,352

Gas Utilities — 0.1%
Southern Natural Gas Co. LLC, Gtd. Notes	8.000%	03/01/32	2,550	3,171,741

Health Care Equipment & Supplies — 0.4%
Medtronic, Inc., Gtd. Notes	3.125%	03/15/22	350	362,906
Medtronic, Inc., Gtd. Notes	4.450%	03/15/20	1,550	1,724,598
Medtronic, Inc., Gtd. Notes, 144A	3.500%	03/15/25	7,320	7,652,262
WellPoint, Inc., Sr. Unsec’d. Notes(a)	1.250%	09/10/15	830	831,982
WellPoint, Inc., Sr. Unsec’d. Notes	3.125%	05/15/22	3,220	3,264,265
WellPoint, Inc., Sr. Unsec’d. Notes	7.000%	02/15/19	735	866,682

				14,702,695

Health Care Providers & Services — 0.6%
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	440	440,792
DaVita HealthCare Partners, Inc., Gtd. Notes	5.125%	07/15/24	2,630	2,682,600
Express Scripts Holding Co., Gtd. Notes	2.650%	02/15/17	3,000	3,073,032
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	250	254,219
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	2,100	2,310,000
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes	6.875%	07/15/17	1,323	1,451,993
HCA, Inc., Gtd. Notes(a)	5.375%	02/01/25	150	157,313
HCA, Inc., Gtd. Notes	7.500%	02/15/22	2,540	2,962,275
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	1,300	1,335,750
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	1,170	1,295,412
HCA, Inc., Sr. Sec’d. Notes(a)	6.500%	02/15/20	1,630	1,835,380
Humana, Inc., Sr. Unsec’d. Notes	3.150%	12/01/22	1,350	1,358,508
Humana, Inc., Sr. Unsec’d. Notes	4.625%	12/01/42	670	697,698
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.625%	03/15/19	10	10,019
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%	11/15/21	770	822,525
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%	10/15/40	1,500	1,934,528
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%	02/15/18	1,570	1,776,651
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.875%	02/15/38	250	359,960

				24,758,655

Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A(a)	6.000%	04/01/22	2,060	2,132,100
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	5.625%	10/15/21	3,880	4,083,700

				6,215,800

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Household Durables — 0.1%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	1,730	$1,712,700
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	7.750%	04/15/20	490	519,400

				2,232,100

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The), Sr. Unsec’d. Notes(a)	8.000%	06/01/20	4,540	5,186,950
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	5.875%	01/15/24	1,170	1,264,185
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	01/15/23	238	263,038

				6,714,173

Industrial Conglomerates — 0.1%
General Electric Co., Sr. Unsec’d. Notes	0.850%	10/09/15	1,970	1,976,206
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	1,200	1,347,008

				3,323,214

Insurance — 0.4%
American International Group, Inc., Jr. Sub. Notes	6.250%	03/15/87	870	991,502
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	3,000	3,351,414
MetLife, Inc., Jr. Sub. Notes	6.400%	12/15/66	4,690	5,557,650
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	1,750	1,978,365
MetLife, Inc., Sr. Unsec’d. Notes	5.875%	02/06/41	1,220	1,584,271
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	3,000	3,386,760

				16,849,962

Internet & Catalog Retail — 0.1%
Amazon.com, Inc., Sr. Unsec’d. Notes(a)	4.950%	12/05/44	4,440	4,843,916
QVC, Inc., Sr. Sec’d. Notes	5.950%	03/15/43	110	112,598

				4,956,514

IT Services — 0.1%
First Data Corp., Gtd. Notes	12.625%	01/15/21	1,450	1,718,250
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20	1,825	1,943,625

				3,661,875

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	3.600%	08/15/21	1,530	1,597,019
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	5.300%	02/01/44	400	477,772

				2,074,791

Machinery
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	5.450%	04/15/18	880	982,966

Media — 1.6%
21st Century Fox America, Inc., Gtd. Notes	4.500%	02/15/21	590	653,519
21st Century Fox America, Inc., Gtd. Notes	6.750%	01/09/38	250	335,301
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	365	499,276
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20	1,750	1,828,750

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
CCOH Safari LLC, Gtd. Notes	5.750%	12/01/24	510	$525,300
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%	11/15/22	80	116,394
Comcast Corp., Gtd. Notes	3.375%	02/15/25	940	983,020
Comcast Corp., Gtd. Notes	4.200%	08/15/34	190	205,833
Comcast Corp., Gtd. Notes	4.250%	01/15/33	930	997,617
Comcast Corp., Gtd. Notes	5.650%	06/15/35	310	384,896
Comcast Corp., Gtd. Notes	5.700%	05/15/18	2,160	2,437,370
Comcast Corp., Gtd. Notes(a)	5.875%	02/15/18	2,800	3,154,550
Comcast Corp., Gtd. Notes	6.400%	03/01/40	1,470	2,003,401
Comcast Corp., Gtd. Notes	6.450%	03/15/37	720	974,963
Comcast Corp., Gtd. Notes	6.550%	07/01/39	1,080	1,476,068
Comcast Corp., Gtd. Notes	6.950%	08/15/37	1,560	2,215,832
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	4.700%	12/15/42	40	40,757
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	6.950%	06/01/38	80	102,245
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	2,258	2,506,380
DISH DBS Corp., Gtd. Notes	5.125%	05/01/20	410	413,075
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	2,270	2,306,887
DISH DBS Corp., Gtd. Notes(a)	5.875%	11/15/24	4,745	4,750,931
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	2,770	2,787,365
NBCUniversal Media LLC, Gtd. Notes	4.375%	04/01/21	910	1,013,859
Numericable-SFR (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	2,010	2,035,125
Time Warner Cable, Inc., Gtd. Notes	4.125%	02/15/21	3,385	3,640,524
Time Warner Cable, Inc., Gtd. Notes(a)	4.500%	09/15/42	50	51,288
Time Warner Cable, Inc., Gtd. Notes	5.000%	02/01/20	830	926,245
Time Warner Cable, Inc., Gtd. Notes	5.500%	09/01/41	260	298,673
Time Warner Cable, Inc., Gtd. Notes	5.875%	11/15/40	1,870	2,236,539
Time Warner Cable, Inc., Gtd. Notes	6.550%	05/01/37	440	552,573
Time Warner Cable, Inc., Gtd. Notes	8.250%	04/01/19	2,880	3,522,643
Time Warner Entertainment Co. LP, Gtd. Notes	8.375%	07/15/33	630	923,930
Time Warner, Inc., Gtd. Notes	4.700%	01/15/21	1,390	1,547,505
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	710	792,719
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	1,570	2,026,198
Time Warner, Inc., Gtd. Notes	7.700%	05/01/32	5,660	8,049,069
UBM PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.750%	11/03/20	1,850	2,043,815
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	2,028	2,175,030
Viacom, Inc., Sr. Unsec’d. Notes	4.250%	09/01/23	1,210	1,278,359

				64,813,824

Metals & Mining — 1.7%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes(a)	3.850%	04/01/22	1,230	1,202,762
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes(a)	4.100%	05/01/23	3,170	3,127,240
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	6.950%	04/01/19	4,170	4,867,820
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%	05/30/21	1,210	1,242,629
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	3.250%	11/21/21	1,150	1,201,213
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	5.000%	09/30/43	1,950	2,233,146

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	6.500%	04/01/19	5,740	$6,757,903
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	6.000%	04/01/17	1,160	1,142,600
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	6.875%	04/01/22	960	709,200
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	8.250%	11/01/19	560	481,600
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.100%	03/15/20	2,910	2,835,388
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%	10/23/15	2,660	2,671,172
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.700%	10/25/17	7,830	7,944,592
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	5.800%	11/15/16	840	893,953
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	2.500%	01/15/19	1,100	1,100,531
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%	09/20/21	2,480	2,615,718
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	4.125%	05/20/21	140	150,812
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	6.500%	07/15/18	590	677,811
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	9.000%	05/01/19	2,470	3,132,229
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	2.250%	12/14/18	1,120	1,138,544
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	5.250%	11/08/42	6,540	5,961,537
Vale Overseas Ltd. (Brazil), Gtd. Notes(a)	4.375%	01/11/22	9,287	8,927,314
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.875%	11/21/36	4,540	4,391,088
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, RegS	9.500%	07/18/18	900	909,000

				66,315,802

Multiline Retail
Family Tree Escrow LLC, Sr. Sec’d. Notes, 144A(a)	5.250%	03/01/20	1,650	1,728,375

Multi-Utilities — 0.1%
Dominion Resources, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	2,480	3,363,014

Oil, Gas & Consumable Fuels — 3.8%
Access Midstream Partners LP/ACMP Finance Corp., Sr. Unsec’d. Notes	4.875%	05/15/23	2,530	2,548,975
Access Midstream Partners LP/ACMP Finance Corp., Sr. Unsec’d. Notes	4.875%	03/15/24	1,780	1,788,900
Access Midstream Partners LP/ACMP Finance Corp., Sr. Unsec’d. Notes	5.875%	04/15/21	170	177,490
Anadarko Finance Co., Series B, Gtd. Notes	7.500%	05/01/31	190	252,010
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	6.375%	09/15/17	5,160	5,741,176
Antero Resources Finance Corp., Gtd. Notes	5.375%	11/01/21	1,160	1,125,200
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	1,774	1,802,762
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	2,490	2,666,215
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	1,040	1,241,534
Arch Coal, Inc., Gtd. Notes	7.000%	06/15/19	3,140	737,900

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%		10/01/15	3,800	$3,848,070
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.506%		03/17/25	770	785,366
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%		11/01/21	170	178,853
California Resources Corp., Gtd. Notes, 144A(a)	6.000%		11/15/24	3,230	2,834,325
Chesapeake Energy Corp., Gtd. Notes	5.375%		06/15/21	1,950	1,891,500
Chesapeake Energy Corp., Gtd. Notes(a)	5.750%		03/15/23	320	312,000
Chesapeake Energy Corp., Gtd. Notes	6.125%		02/15/21	990	1,002,375
Chesapeake Energy Corp., Gtd. Notes	6.875%		11/15/20	140	146,300
Concho Resources, Inc., Gtd. Notes	5.500%		10/01/22	10	10,075
Concho Resources, Inc., Gtd. Notes	5.500%		04/01/23	630	634,662
Concho Resources, Inc., Gtd. Notes	6.500%		01/15/22	1,812	1,898,070
ConocoPhillips, Gtd. Notes	6.000%		01/15/20	570	671,847
CONSOL Energy, Inc., Gtd. Notes	8.250%		04/01/20	942	980,857
Continental Resources, Inc., Gtd. Notes	4.500%		04/15/23	690	669,666
Continental Resources, Inc., Gtd. Notes	5.000%		09/15/22	340	335,325
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes(a)	6.125%		03/01/22	1,790	1,803,425
Devon Energy Corp., Sr. Unsec’d. Notes	2.250%		12/15/18	1,200	1,211,483
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%		05/15/22	3,240	3,272,990
Devon Energy Corp., Sr. Unsec’d. Notes	6.300%		01/15/19	180	206,281
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%		04/15/32	640	880,179
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	20	27,261
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%		05/28/45	3,320	3,089,094
Enterprise Products Operating LLC, Series A, Gtd. Notes	8.375	%(c)	08/01/66	3,400	3,582,750
Enterprise Products Operating LLC, Series N, Gtd. Notes	6.500%		01/31/19	4,610	5,328,653
Hess Corp., Sr. Unsec’d. Notes	8.125%		02/15/19	2,750	3,301,777
Kerr-McGee Corp., Gtd. Notes	7.875%		09/15/31	1,420	1,934,605
Kinder Morgan Energy Partners LP, Gtd. Notes	6.850%		02/15/20	790	922,072
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes(a)	4.875%		12/01/24	3,450	3,527,280
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	5.500%		02/15/23	920	945,300
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	6.250%		06/15/22	1,054	1,101,430
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%		11/15/43	1,050	1,097,318
Noble Energy, Inc., Sr. Unsec’d. Notes	8.250%		03/01/19	4,460	5,335,618
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%		02/15/22	640	659,133
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Gtd. Notes	6.500%		05/15/21	190	199,975
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Gtd. Notes	8.375%		06/01/20	1,756	1,914,040
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	6.250%		03/17/24	5,800	5,468,240
Petrobras International Finance Co. (Brazil), Gtd. Notes	3.875%		01/27/16	960	941,645
Petrobras International Finance Co. (Brazil), Gtd. Notes(a)	5.375%		01/27/21	9,980	9,053,357
Petrobras International Finance Co. (Brazil), Gtd. Notes	5.750%		01/20/20	2,501	2,319,878
Petrobras International Finance Co. (Brazil), Gtd. Notes	6.125%		10/06/16	1,970	1,964,563
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	6.375%		01/23/45	4,290	4,796,220

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%	06/15/35	7,270	$8,324,150
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.500%	06/27/44	1,270	1,281,113
Plains Exploration & Production Co., Gtd. Notes	6.500%	11/15/20	450	477,563
Plains Exploration & Production Co., Gtd. Notes	6.875%	02/15/23	4,771	5,063,224
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23	2,640	2,587,200
QEP Resources, Inc., Sr. Unsec’d. Notes	6.875%	03/01/21	1,440	1,530,000
Range Resources Corp., Gtd. Notes	5.000%	08/15/22	790	786,050
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23	2,790	2,776,050
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	4.500%	11/01/23	470	472,350
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(a)	5.875%	03/01/22	1,890	2,050,650
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	6.500%	07/15/21	429	449,378
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes(a)	5.625%	02/01/21	770	775,051
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.750%	05/15/24	1,150	1,155,750
Samson Investment Co., Gtd. Notes	9.750%	02/15/20	3,590	969,300
Shelf Drilling Holdings Ltd. (United Arab Emirates), Sec’d. Notes, 144A(a)	8.625%	11/01/18	760	621,300
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	03/25/20	3,740	4,184,155
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, 144A	2.750%	05/17/17	1,880	1,914,934
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	4.375%	04/10/24	6,140	6,661,225
Statoil ASA (Norway), Gtd. Notes	3.125%	08/17/17	1,300	1,361,278
Williams Cos., Inc. (The), Series A, Sr. Unsec’d. Notes(a)	7.500%	01/15/31	1,231	1,372,128
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.875%	09/01/21	3,063	3,555,687
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%	03/15/32	410	490,679

				148,025,235

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500%	08/01/24	500	510,650
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.750%	01/11/22	2,025	2,129,676

				2,640,326

Pharmaceuticals — 1.0%
AbbVie, Inc., Sr. Unsec’d. Notes	1.750%	11/06/17	5,540	5,559,650
Actavis Funding SCS, Gtd. Notes(a)	3.450%	03/15/22	2,240	2,294,380
Actavis Funding SCS, Gtd. Notes(a)	3.800%	03/15/25	3,150	3,250,895
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	1,320	1,375,860
Actavis Funding SCS, Gtd. Notes(a)	4.750%	03/15/45	1,710	1,817,484
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%	05/08/22	3,380	3,432,316
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes(a)	6.375%	05/15/38	1,870	2,539,649
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%	02/10/25	2,420	2,418,040
Perrigo Co. PLC, Gtd. Notes	4.000%	11/15/23	830	867,250
Pfizer, Inc., Sr. Unsec’d. Notes	6.200%	03/15/19	1,630	1,907,004
Pfizer, Inc., Sr. Unsec’d. Notes	7.200%	03/15/39	2,000	2,940,500
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	6.000%	03/01/19	738	854,501

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Teva Pharmaceutical Finance Co. BV (Israel), Series 2, Gtd. Notes	3.650%	11/10/21	91	$95,841
Valeant Pharmaceuticals, Sr. Unsec’d. Notes, 144A	5.375%	03/15/20	5,830	5,881,013
Wyeth LLC, Gtd. Notes	5.450%	04/01/17	620	675,373
Wyeth LLC, Gtd. Notes	5.950%	04/01/37	550	704,141
Zoetis, Inc., Sr. Unsec’d. Notes	3.250%	02/01/23	2,060	2,053,000

				38,666,897

Real Estate Management & Development — 0.2%
WEA Finance LLC /Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A(a)	3.750%	09/17/24	7,170	7,416,067

Road & Rail — 0.1%
Florida East Coast Holdings Corp., Sr. Sec’d. Notes, 144A	6.750%	05/01/19	2,410	2,428,075

Semiconductors & Semiconductor Equipment
National Semiconductor Corp., Sr. Unsec’d. Notes	6.600%	06/15/17	320	358,024

Software — 0.1%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%	09/15/21	1,230	1,309,950
Oracle Corp., Sr. Unsec’d. Notes	1.200%	10/15/17	3,960	3,972,878

				5,282,828

Tobacco — 0.9%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	3,490	3,469,493
Altria Group, Inc., Gtd. Notes(a)	4.000%	01/31/24	1,300	1,394,882
Altria Group, Inc., Gtd. Notes	4.750%	05/05/21	1,770	1,975,679
Altria Group, Inc., Gtd. Notes	5.375%	01/31/44	3,140	3,672,280
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	4,420	5,671,218
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	70	121,484
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39	1,260	2,228,267
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	1,670	1,679,531
Lorillard Tobacco Co., Gtd. Notes	3.750%	05/20/23	1,540	1,567,971
Lorillard Tobacco Co., Gtd. Notes	8.125%	06/23/19	2,470	3,020,835
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%	08/22/22	2,010	1,995,323
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.900%	11/15/21	3,330	3,422,734
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	2,330	2,525,778
Reynolds American, Inc., Gtd. Notes	3.250%	11/01/22	1,430	1,422,926
Reynolds American, Inc., Gtd. Notes(a)	6.150%	09/15/43	1,790	2,211,695

				36,380,096

Trading Companies & Distributors — 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	2,760	2,772,944
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.750%	09/01/16	5,630	5,981,875
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	570	615,956

				9,370,775

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Wireless Telecommunication Services — 1.2%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%		03/30/20	4,200	$4,759,524
America Movil SAB de CV (Mexico), Gtd. Notes	5.625%		11/15/17	1,000	1,104,600
Rogers Communications, Inc. (Canada), Gtd. Notes	6.800%		08/15/18	470	545,255
Sprint Capital Corp., Gtd. Notes	8.750%		03/15/32	1,560	1,610,700
Sprint Corp., Gtd. Notes(a)	7.625%		02/15/25	4,940	4,915,300
Sprint Corp., Gtd. Notes(a)	7.875%		09/15/23	4,840	4,936,800
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	2.450%		11/01/22	1,150	1,114,721
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.450%		03/15/21	2,400	2,510,030
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%		09/15/43	20,806	27,092,720

					48,589,650

TOTAL CORPORATE BONDS (cost $1,161,914,349)					1,212,447,921

FOREIGN GOVERNMENT BONDS — 5.3%
Brazil Notas do Tesouro Nacional (Brazil), Series B, Notes	6.000%		08/15/50	BRL 10,099	7,657,761
Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Notes	10.000%		01/01/17	BRL 53,810	15,987,951
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	5.625%		02/26/44	4,310	4,816,425
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%		04/25/22	270	274,725
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%		03/13/20	2,000	2,262,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%		01/15/24	887	1,025,594
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	3.750%		04/25/22	3,640	3,703,700
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	1,067	1,161,696
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.375%		10/17/23	340	380,375
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%		03/13/20	360	407,250
Mexican Bonos (Mexico), Bonds	7.750%		11/13/42	MXN 516,474	39,253,642
Mexican Bonos (Mexico), Bonds	6.500%		06/09/22	MXN 669,246	45,862,545
Mexican Bonos (Mexico), Bonds	8.000%		06/11/20	MXN 11,549	846,836
Mexican Bonos (Mexico), Bonds	10.000%		12/05/24	MXN 108,510	9,238,662
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%		10/02/23	2,740	2,898,920
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	5.550%		01/21/45	15,290	17,927,525
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	4.000%		01/22/24	9,340	10,255,320
Portugal Government International Bond (Portugal), Unsec’d. Notes, 144A	5.125%		10/15/24	7,450	8,241,786
Republic of Peru (Peru), Sr. Unsec’d. Notes	5.625%		11/18/50	800	978,000
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	7.500%		03/31/30	3,407	3,909,048
Russian Foreign Bond—Eurobond (Russia), Sr. Unsec’d. Notes	4.500%		04/04/22	2,800	2,679,124
Russian Foreign Bond- Eurobond (Russia), Sr. Unsec’d. Notes, 144A(a)	7.500	%(c)	03/31/30	1,893	2,171,971

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes(a)	5.875%		09/16/25	7,845	$8,984,094
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.875%		04/16/43	3,430	3,387,125
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21	1,077	1,177,969
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%		03/22/24	5,330	5,927,493
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.250%		09/26/22	5,316	6,046,950
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		03/11/19	490	556,101

TOTAL FOREIGN GOVERNMENT BONDS (cost $221,930,444)					208,021,088

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 13.4%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1	2.530	%(c)	07/25/35	494	470,683
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	2.594	%(c)	09/25/35	559	432,588
Alternative Loan Trust, Series 2005-J4, Class M2	0.811	%(c)	07/25/35	5,607	5,036,663
American Home Mortgage Investment Trust, Series 2004-4, Class 1A1	0.511	%(c)	02/25/45	5,000	4,707,509
Banc of America Funding, Series 2015-R2, Class 4A1, 144A	0.333	%(c)	09/29/36	12,175	11,483,663
Banc of America Funding Corp., Series 2005-F, Class 2A1	2.715	%(c)	09/20/35	83	62,951
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 3A1	2.724	%(c)	09/25/33	348	343,731
Banc of America Mortgage Securities, Inc., Series 2005-12, Class A2	1.068	%(c)	01/25/36	1,526	1,378,142
Banc of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	2.710	%(c)	09/25/35	233	212,406
BCAP LLC Trust, Series 2006-AA1, Class A1	0.358	%(c)	10/25/36	3,197	2,490,678
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1	2.567	%(c)	02/25/36	576	447,452
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	5.572	%(c)	02/25/36	195	179,877
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1	2.583	%(c)	10/25/36	640	553,531
Bear Stearns Alt-A Trust, Series 2004-11, Class 1M1	1.068	%(c)	11/25/34	11,935	10,110,290
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	0.908	%(c)	11/25/34	131	129,710
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3	1.271	%(c)	10/25/33	397	366,800
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A2, 144A	0.471	%(c)	08/25/35	351	322,249
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 144A	0.461	%(c)	10/25/35	362	329,830
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 144A	0.371	%(c)	01/25/36	543	493,477
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 144A	0.401	%(c)	07/25/36	584	522,187
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A1A	2.514	%(c)	10/25/35	514	435,085
Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 144A	2.406	%(c)	02/25/36	2,011	2,009,067

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 2A1, 144A	0.954	%(c)	11/25/46	10,398	$10,164,336
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	2.416	%(c)	11/20/34	206	197,117
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	0.458	%(c)	04/25/35	5,136	4,541,749
CSMC, Series 2015-2R, Class 3A1, 144A	0.378	%(c)	04/27/36	10,574	9,462,100
CSMC, Series 2015-2R, Class 7A1, 144A	2.632	%(c)	08/27/36	9,445	9,455,566
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class 5AS4, IO, 144A	6.630	%(c)	04/15/36	39,444	11,985,295
DSLA Mortgage Loan Trust, Series 2004-AR2, Class A1A	0.998	%(c)	11/19/44	10,092	8,684,301
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2	5.418	%(c)	10/25/23	12,230	13,369,004
Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M2	4.568	%(c)	01/25/24	18,980	19,703,916
Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M2	2.768	%(c)	05/25/24	16,420	15,004,596
Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2	3.170	%(c)	07/25/24	27,860	26,211,357
Fannie Mae Interest Strip, Series 409, Class C1, IO	3.000%		11/25/26	4,601	407,741
Fannie Mae Interest Strip, Series 409, Class C2, IO	3.000%		04/25/27	4,699	519,898
Fannie Mae Interest Strip, Series 409, Class C13, IO	3.500%		11/25/41	3,339	580,346
Fannie Mae Interest Strip, Series 409, Class C22, IO	4.500%		11/25/39	4,185	789,556
Fannie Mae REMICS, Series 2004-38, Class FK	0.521	%(c)	05/25/34	989	992,176
Fannie Mae REMICS, Series 2006-104, Class IC, IO	6.426	%(c)	11/25/36	2,154	473,730
Fannie Mae REMICS, Series 2010-27, Class AS, IO	6.306	%(c)	04/25/40	2,975	451,910
Fannie Mae REMICS, Series 2010-100, Class SD, IO	6.406	%(c)	09/25/40	3,517	685,910
Fannie Mae REMICS, Series 2010-110, Class AE	9.750%		11/25/18	1,918	2,118,865
Fannie Mae REMICS, Series 2010-123, Class PM	4.000%		07/25/40	7,300	7,985,799
Fannie Mae REMICS, Series 2010-142, Class SM, IO	6.356	%(c)	12/25/40	794	126,182
Fannie Mae REMICS, Series 2010-150, Class SK, IO	6.356	%(c)	01/25/41	2,614	483,157
Fannie Mae REMICS, Series 2011-14, Class GD	4.000%		04/25/40	58,533	62,177,660
Fannie Mae REMICS, Series 2011-15, Class AB	9.750%		08/25/19	644	708,879
Fannie Mae REMICS, Series 2011-99, Class KS, IO	6.526	%(c)	10/25/26	3,395	618,975
Fannie Mae REMICS, Series 2011-117, Class LS, IO	6.426	%(c)	10/25/40	2,417	480,823
Fannie Mae REMICS, Series 2012-28, Class B	6.500%		06/25/39	735	826,030
Fannie Mae REMICS, Series 2012-46, Class BA	6.000%		05/25/42	2,815	3,210,847
Fannie Mae REMICS, Series 2012-51, Class B	7.000%		05/25/42	1,152	1,315,899
Fannie Mae REMICS, Series 2012-70, Class HS, IO	5.826	%(c)	07/25/42	2,952	638,953
Fannie Mae REMICS, Series 2012-70, Class YS, IO	6.476	%(c)	02/25/41	430	83,989
Fannie Mae REMICS, Series 2012-74, Class AI, IO	3.000%		07/25/27	2,992	358,078

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2012-74, Class OA, PO	1.000	%(s)	03/25/42	243	$225,661
Fannie Mae REMICS, Series 2012-74, Class SA, IO	6.476	%(c)	03/25/42	2,795	515,833
Fannie Mae REMICS, Series 2012-75, Class AO, PO	1.000	%(s)	03/25/42	365	338,491
Fannie Mae REMICS, Series 2012-75, Class NS, IO	6.426	%(c)	07/25/42	235	47,397
Fannie Mae REMICS, Series 2012-93, Class IB, IO	3.000%		09/25/27	7,191	804,867
Fannie Mae REMICS, Series 2012-118, Class CI, IO	3.500%		12/25/39	2,044	310,399
Fannie Mae REMICS, Series 2012-124, Class SE, IO	5.976	%(c)	11/25/42	2,539	541,685
Fannie Mae REMICS, Series 2012-128, Class SL, IO	5.976	%(c)	11/25/42	1,201	285,850
Fannie Mae REMICS, Series 2012-128, Class SQ, IO	5.976	%(c)	11/25/42	1,900	466,365
Fannie Mae REMICS, Series 2012-133, Class CS, IO	5.976	%(c)	12/25/42	1,128	229,528
Fannie Mae REMICS, Series 2012-133, Class SA, IO	5.976	%(c)	12/25/42	592	148,697
Fannie Mae REMICS, Series 2012-134, Class MS, IO	5.976	%(c)	12/25/42	1,627	322,676
Fannie Mae REMICS, Series 2012-139, Class DI, IO	3.000%		12/25/27	3,354	351,418
Fannie Mae REMICS, Series 2013-9, Class BC	6.500%		07/25/42	3,517	4,036,501
Fannie Mae REMICS, Series 2013-9, Class CB	5.500%		04/25/42	8,319	9,410,239
Fannie Mae REMICS, Series 2013-9, Class SA, IO	5.976	%(c)	03/25/42	11,788	2,036,716
Fannie Mae REMICS, Series 2013-26, Class HI, IO	3.000%		04/25/32	4,641	506,421
Fannie Mae REMICS, Series 2013-67, Class KS, IO	5.926	%(c)	07/25/43	615	149,652
Fannie Mae REMICS, Series 2013-73, Class IA, IO	3.000%		09/25/32	16,105	1,919,673
Fannie Mae REMICS, Series 2013-126, Class CS, IO	5.976	%(c)	09/25/41	8,470	1,331,222
Freddie Mac Reference REMICS, Series R007, Class ZA	6.000%		05/15/36	4,732	5,388,642
Freddie Mac REMICS, Series 2957, Class ZA	5.000%		03/15/35	7,709	8,534,995
Freddie Mac REMICS, Series 3242, Class SC, IO	6.108	%(c)	11/15/36	921	163,823
Freddie Mac REMICS, Series 3368, Class AI, IO	5.848	%(c)	09/15/37	2,174	407,365
Freddie Mac REMICS, Series 3621, Class SB, IO	6.048	%(c)	01/15/40	473	88,101
Freddie Mac REMICS, Series 3639, Class EY	5.000%		02/15/30	3,100	3,384,038
Freddie Mac REMICS, Series 3768, Class MB	4.000%		12/15/39	10,732	11,463,520
Freddie Mac REMICS, Series 3806, Class CZ	5.500%		07/15/34	10,931	12,425,414
Freddie Mac REMICS, Series 3947, Class SG, IO	5.768	%(c)	10/15/41	10,002	1,770,457
Freddie Mac REMICS, Series 3997, Class SK, IO	6.418	%(c)	11/15/41	1,381	273,383
Freddie Mac REMICS, Series 4054, Class SA, IO	5.868	%(c)	08/15/39	2,135	254,127
Freddie Mac REMICS, Series 4076, Class SW, IO	5.868	%(c)	07/15/42	403	79,297
Freddie Mac REMICS, Series 4092, Class AI, IO	3.000%		09/15/31	875	106,844
Freddie Mac REMICS, Series 4097, Class ST, IO	5.868	%(c)	08/15/42	874	165,911

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS, Series 4119, Class IN, IO	3.500%		10/15/32	2,556	$407,890
Freddie Mac REMICS, Series 4136, Class SE, IO	5.968	%(c)	11/15/42	562	126,065
Freddie Mac REMICS, Series 4136, Class SJ, IO	5.968	%(c)	11/15/42	603	141,729
Freddie Mac REMICS, Series 4136, Class SQ, IO	5.968	%(c)	11/15/42	1,665	356,975
Freddie Mac REMICS, Series 4146, Class DI, IO	3.000%		12/15/31	9,055	1,074,099
Freddie Mac REMICS, Series 4174, Class SA, IO	6.018	%(c)	05/15/39	2,029	356,264
Freddie Mac REMICS, Series 4194, Class BI, IO	3.500%		04/15/43	3,741	572,572
Freddie Mac REMICS, Series 4206, Class CZ	3.000%		05/15/43	1,268	1,243,476
Freddie Mac REMICS, Series 4210, Class Z	3.000%		05/15/43	2,586	2,545,934
Freddie Mac REMICS, Series 4226, Class GZ	3.000%		07/15/43	2,313	2,239,244
Freddie Mac REMICS, Series 4239, Class IO, IO	3.500%		06/15/27	14,022	1,705,977
Freddie Mac Strips, Series 283, Class IO, IO	3.500%		10/15/27	2,188	303,010
Government National Mortgage Assoc., Series 2010-31, Class GS, IO	6.324	%(c)	03/20/39	971	122,568
Government National Mortgage Assoc., Series 2010-42, Class BS, IO	6.304	%(c)	04/20/40	464	78,430
Government National Mortgage Assoc., Series 2010-47, Class XN, IO	6.376	%(c)	04/16/34	125	3,079
Government National Mortgage Assoc., Series 2010-76, Class CS, IO	6.374	%(c)	06/20/40	5,888	1,292,179
Government National Mortgage Assoc., Series 2010-85, Class HS, IO	6.474	%(c)	01/20/40	832	140,470
Government National Mortgage Assoc., Series 2010-101, Class NI, IO	5.000%		11/20/36	1,645	61,970
Government National Mortgage Assoc., Series 2010-H02, Class FA	0.848	%(c)	02/20/60	6,905	6,956,124
Government National Mortgage Assoc., Series 2010-H10, Class FC	1.168	%(c)	05/20/60	7,448	7,589,086
Government National Mortgage Assoc., Series 2010-H11, Class FA	1.172	%(c)	06/20/60	8,317	8,490,918
Government National Mortgage Assoc., Series 2010-H20, Class AF	0.498	%(c)	10/20/60	14,347	14,277,507
Government National Mortgage Assoc., Series 2010-H24, Class FA	0.518	%(c)	10/20/60	12,570	12,491,287
Government National Mortgage Assoc., Series 2010-H26, Class LF	0.518	%(c)	08/20/58	1,033	1,029,488
Government National Mortgage Assoc., Series 2011-135, Class D	5.000%		04/16/40	1,136	1,240,921
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	3.500%		02/20/38	4,233	486,315
Government National Mortgage Assoc., Series 2012-98, Class SA, IO	5.926	%(c)	08/16/42	2,473	415,524
Government National Mortgage Assoc., Series 2012-124, Class AS, IO	6.026	%(c)	10/16/42	3,501	701,786
Government National Mortgage Assoc., Series 2013-69, Class AI, IO	3.500%		05/20/43	2,477	450,592
Government National Mortgage Assoc., Series 2013-147, Class QS, IO	6.574	%(c)	12/20/39	4,316	817,257
Government National Mortgage Assoc., Series 2013-152, Class HS, IO	6.524	%(c)	06/20/43	4,487	797,061
Government National Mortgage Assoc., Series 2014-5, Class SP, IO	5.976	%(c)	06/16/43	5,356	797,499
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	0.371	%(c)	10/25/45	267	205,614
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	0.421	%(c)	04/25/36	1,467	3,117,806

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	0.398	%(c)	04/25/36	222	$182,071
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 144A	0.568	%(c)	06/25/34	3,013	2,615,998
GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 144A	0.520	%(c)	01/25/35	3,154	2,643,932
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	0.518	%(c)	03/25/35	1,466	1,278,697
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	5.500%		11/25/35	545	532,783
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5	2.586	%(c)	07/25/35	675	652,906
HarborView Mortgage Loan Trust, Series 2004-10, Class 3A1A	2.744	%(c)	01/19/35	455	422,327
HarborView Mortgage Loan Trust, Series 2004-11, Class 3A3	0.554	%(c)	01/19/35	339	227,517
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	0.624	%(c)	07/25/34	678	672,222
Homestar Mortgage Acceptance Corp., Series 2004-6, Class A3A	0.718	%(c)	01/25/35	1,164	1,160,674
Impac Secured Assets Trust, Series 2006-2, Class 2A1	0.524	%(c)	08/25/36	157	153,904
Impac Secured Assets Trust, Series 2007-2, Class 2A	0.418	%(c)	04/25/37	3,693	3,393,323
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	0.368	%(c)	10/25/36	1,519	1,292,597
JP Morgan Resecuritization Trust, Series 2014-6, Class 3A1, 144A	0.381	%(c)	07/27/46	28,026	27,735,001
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	2.550	%(c)	08/25/35	1,314	1,288,380
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	6.500%		01/25/36	3,108	2,787,771
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	2.643	%(c)	04/21/34	1,451	1,458,672
MASTR Alternative Loans Trust, Series 2004-10, Class 5A1	0.618	%(c)	09/25/34	1,014	947,830
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 2A1	2.127	%(c)	02/25/36	466	460,080
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	2.455	%(c)	07/25/34	1,140	1,137,380
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	2.491	%(c)	11/25/34	3,021	2,918,577
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	0.871	%(c)	12/25/35	2,465	2,001,834
NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class A1, 144A	6.500%		02/25/35	2,735	2,803,567
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1	0.741	%(c)	02/25/35	9,058	7,767,869
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 2A	3.049	%(c)	06/25/36	1,025	850,809
RALI Series 2005-QA1 Trust, Series 2005-QA1, Class M1	0.718	%(c)	01/25/35	6,882	5,808,394
RAMP Series Trust, Series 2005-SL1, Class A7	8.000%		05/25/32	168	155,384
RBSGC Mortgage Loan Trust, Series 2005-A, Class 5A	7.000%		04/25/35	3,741	3,490,901
RBSGC Mortgage Loan Trust, Series 2007-B, Class 1A4	0.618	%(c)	01/25/37	1,457	1,005,686
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	2.908	%(c)	12/26/35	996	996,776

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Reperforming Loan REMIC Trust, Series 2004-R1, Class 1AF, 144A	0.568	%(c)	11/25/34	6,273	$5,724,374
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	0.528	%(c)	01/25/37	407	250,438
Residential Asset Securitization Trust, Series 2007-A7, Class A3	5.999%		07/25/37	2,581	1,887,178
SACO I Trust, Series 2007-VA1, Class A, 144A	8.972	%(c)	06/25/21	1,485	1,535,532
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	0.544	%(c)	07/25/34	712	685,086
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Class 2A	2.391	%(c)	08/25/34	3,903	3,864,078
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	0.471	%(c)	09/25/34	603	534,383
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1	2.397	%(c)	06/25/35	118	109,797
Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M3	4.671	%(c)	02/25/24	3,650	3,805,881
Structured Asset Securities Corp., Series 2005-16, Class 1A2	5.500%		09/25/35	597	610,968
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	0.521	%(c)	03/25/35	3,246	2,724,510
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	6.047	%(c)	09/25/37	1,185	1,219,014
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	2.672	%(c)	08/20/35	133	115,349
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6	2.393	%(c)	02/25/33	1,184	1,166,864
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A7	2.407	%(c)	09/25/33	364	374,184
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A	0.488	%(c)	08/25/45	5,629	5,318,133
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1C3	0.658	%(c)	10/25/45	5,329	4,460,967
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	2.350	%(c)	03/25/37	687	648,558
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	2.060	%(c)	09/25/36	503	446,742
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A	0.931	%(c)	07/25/47	18,862	16,092,929
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1	5.627	%(c)	04/25/36	155	154,336

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $508,786,270)					529,028,396

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.6%
Federal Home Loan Mortgage Corp.	2.480	%(c)	07/01/36	1,553	1,667,142
Federal Home Loan Mortgage Corp.	3.500%		10/01/42-02/01/44	5,162	5,454,399
Federal Home Loan Mortgage Corp.	3.500%		TBA	2,700	2,822,977
Federal Home Loan Mortgage Corp.	4.000%		10/01/25-08/01/44	32,949	35,559,153
Federal Home Loan Mortgage Corp.	4.500%		08/01/40-04/01/44	61,665	68,707,372
Federal Home Loan Mortgage Corp.	5.000%		03/01/38-11/01/41	8,205	9,117,678
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	3,007	3,378,331
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	2,997	3,448,707
Federal Home Loan Mortgage Corp.	7.000%		03/01/39	793	874,587
Federal National Mortgage Assoc.	1.689	%(c)	05/01/37	123	129,917
Federal National Mortgage Assoc.	1.895	%(c)	01/01/37	119	125,912
Federal National Mortgage Assoc.	2.098	%(c)	08/01/37	128	137,033
Federal National Mortgage Assoc.	2.500%		01/01/28-10/01/42	6,329	6,422,729
Federal National Mortgage Assoc.	2.500%		TBA	9,100	9,327,144

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%		09/01/42-02/01/43	24,999	$25,635,231
Federal National Mortgage Assoc.	3.000%		TBA	85,000	88,937,886
Federal National Mortgage Assoc., Sub. Notes, PO	3.252	%(s)	10/09/19	25,050	23,018,796
Federal National Mortgage Assoc.	3.500%		06/01/33-05/01/43	80,649	85,383,816
Federal National Mortgage Assoc.	3.500%		TBA	54,000	56,793,516
Federal National Mortgage Assoc.	4.000%		04/01/42-01/01/45	54,904	59,184,870
Federal National Mortgage Assoc.	4.000%		TBA	100	106,750
Federal National Mortgage Assoc.	4.500%		04/01/31-01/01/45	82,035	90,453,106
Federal National Mortgage Assoc.	4.500%		TBA	7,000	7,617,425
Federal National Mortgage Assoc.	5.000%		07/01/33-05/01/42	22,484	25,143,342
Federal National Mortgage Assoc.	5.000%		TBA	20,700	22,987,111
Federal National Mortgage Assoc.	5.500%		11/01/28-05/01/40	4,668	5,264,102
Federal National Mortgage Assoc.	6.000%		04/01/33-09/01/37	2,470	2,829,305
Federal National Mortgage Assoc.	6.500%		05/01/40	12,945	14,969,219
Federal National Mortgage Assoc., Notes	6.625%		11/15/30	13,100	19,716,718
Federal National Mortgage Assoc	7.000%		04/01/37-02/01/39	5,439	6,438,497
Financing Corp., Series 1P, Debs., PO	4.463	%(s)	04/06/18-05/11/18	3,010	2,911,830
Financing Corp., Series 6P, Debs., PO	4.550	%(s)	08/03/18	1,390	1,331,512
Financing Corp., Series 7P, Debs., PO	4.549	%(s)	08/03/18	2,880	2,747,540
Financing Corp., Series 11P, Debs., PO	4.445	%(s)	02/08/18	440	424,531
Financing Corp., Series 12P, Debs., PO	3.540	%(s)	12/06/18	3,500	3,312,334
Financing Corp., Series 13P, Debs., PO	3.170	%(s)	12/27/18	7,929	7,550,232
Financing Corp., Series D-P, Sec’d. Notes, PO	3.631	%(s)	09/26/19	5,580	5,189,902
Financing Corp., Series E-P, Debs., PO	3.716	%(s)	11/02/18	5,800	5,509,762
Government National Mortgage Assoc.	1.830	%(c)	11/20/60	5,529	5,784,432
Government National Mortgage Assoc.	1.904	%(c)	07/20/60	4,298	4,519,775
Government National Mortgage Assoc.	1.929	%(c)	09/20/60	6,280	6,618,982
Government National Mortgage Assoc.	2.569	%(c)	04/20/60	6,689	7,163,231
Government National Mortgage Assoc.	3.500%		TBA	27,100	28,447,591
Government National Mortgage Assoc.	4.000%		TBA	7,100	7,554,844
Government National Mortgage Assoc.	4.500%		01/20/40-07/20/41	8,245	9,007,277
Government National Mortgage Assoc.	5.000%		04/15/40-11/20/40	17,614	19,833,086
Government National Mortgage Assoc.	5.500%		06/15/36	1,299	1,485,784
Government National Mortgage Assoc.	6.000%		08/20/40-02/20/42	923	1,046,378
Government National Mortgage Assoc.	6.500%		10/20/37	1,219	1,370,584
Residual Funding Corp. Strips Principal, PO	1.843	%(s)	10/15/19	190	176,641
Tennessee Valley Authority, Sr. Unsec’d. Notes(a)	5.250%		09/15/39	5,050	6,612,455

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $793,132,689)					810,251,474

U.S. TREASURY OBLIGATIONS — 15.5%
U.S. Treasury Bond	2.500%		02/15/45	11,460	11,354,350
U.S. Treasury Bonds	3.000%		11/15/44	128,440	140,732,093
U.S. Treasury Bonds	3.125%		08/15/44	15,800	17,702,178
U.S. Treasury Bonds	3.375%		05/15/44	96,800	113,399,651
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		07/15/24	7,650	7,527,716
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%		01/15/24-02/15/43	29,230	29,849,694
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%		02/15/40	3,910	5,645,284
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/25	15,090	22,679,771
U.S. Treasury Notes	0.375%		11/15/15	2,590	2,592,631
U.S. Treasury Notes	0.500%		07/31/16	1,570	1,572,576
U.S. Treasury Notes	0.625%		11/30/17	4,320	4,301,774
U.S. Treasury Notes	0.750%		06/30/17	4,380	4,388,896
U.S. Treasury Notes	1.250%		01/31/20	14,630	14,554,568
U.S. Treasury Notes(a)	1.375%		02/29/20	5,840	5,841,367
U.S. Treasury Notes	1.500%		07/31/16-11/30/19	73,231	73,830,859
U.S. Treasury Notes	1.625%		07/31/19-12/31/19	15,410	15,614,162
U.S. Treasury Notes	1.750%		09/30/19-03/31/22	18,510	18,587,225

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes(a)	2.000%		05/31/21-02/15/25	47,490	$47,791,047
U.S. Treasury Notes	2.375%		08/15/24	56,105	58,322,887
U.S. Treasury Notes	2.750%		11/15/23	11,210	12,020,976
U.S. Treasury Strip Principal, PO	4.007	%(s)	02/15/43	6,560	3,163,055

TOTAL U.S. TREASURY OBLIGATIONS (cost $585,494,366)					611,472,760

				Shares
PREFERRED STOCK
Diversified Financial Services
Citigroup Capital XIII, 7.875% (cost $1,192,692)				45,250	1,200,030

TOTAL LONG-TERM INVESTMENTS (cost $3,736,107,431)					3,840,496,550

SHORT-TERM INVESTMENTS — 13.6%

AFFILIATED MONEY MARKET MUTUAL FUND — 13.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $532,947,595; includes $277,361,171 of cash collateral for securities on loan)(b)(w)				532,947,595	532,947,595

	Counterparty			Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
10 Year Euro-Bund Futures, expiring 05/22/15, Strike Price $160.00				144	60,386
Currency Option USD vs EUR, expiring 04/02/15, @ FX Rate 1.12	Jefferies Group, Inc.			7,250	363
expiring 04/02/15, @ FX Rate 1.13	Jefferies Group, Inc.			4,750	237

					60,986

Put Options
10 Year Euro-Bund Futures, expiring 05/22/15, Strike Price $157.00				89	36,365
10 Year U.S. Treasury Notes, expiring 04/24/15, Strike Price $128.00				124	42,625

					78,990

TOTAL OPTIONS PURCHASED (cost $280,848)					139,976

TOTAL SHORT-TERM INVESTMENTS (cost $533,228,443)					$533,087,571

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 111.1% (cost $4,269,335,874)					4,373,584,121

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* — (0.1)%
Call Options — (0.1)%
10 Year U.S. Treasury Notes, expiring 04/24/15, Strike Price $128.00		69	$(86,250)
expiring 04/24/15, Strike Price $129.00		29	(19,939)
expiring 05/22/15, Strike Price $129.00		139	(147,689)
expiring 05/22/15, Strike Price $129.50		138	(116,439)
expiring 04/24/15, Strike Price $130.00		113	(37,078)
expiring 05/22/15, Strike Price $130.00		417	(280,172)
20 Year U.S. Treasury Bonds, expiring 04/24/15, Strike Price $165.00		29	(44,406)
expiring 04/24/15, Strike Price $166.00		103	(120,703)
expiring 05/22/15, Strike Price $170.00		56	(57,750)
Currency Option USD vs EUR, expiring 05/08/15, @ FX Rate 1.12	Jefferies Group, Inc.	2,375	(8,075)
Euro Futures, expiring 06/05/15, Strike Price $1.14		4,625	(13,875)

			(932,376)

Put Options
1 Year Euro$ Mid-Curve Options Futures, expiring 06/12/15, Strike Price $98.50		595	(7,439)
expiring 06/12/15, Strike Price $98.75		913	(43,344)
5 Year U.S. Treasury Notes, expiring 04/24/15, Strike Price $119.50		171	(29,391)
10 Year U.S. Treasury Notes, expiring 04/24/15, Strike Price $127.00		184	(23,000)
expiring 05/22/15, Strike Price $127.00		385	(150,391)
expiring 04/24/15, Strike Price $127.50		445	(97,344)
20 Year U.S. Treasury Bonds, expiring 05/22/15, Strike Price $155.00		56	(22,750)
expiring 04/24/15, Strike Price $160.00		108	(67,500)
expiring 04/24/15, Strike Price $162.00		57	(68,578)
Currency Option USD vs EUR, expiring 05/08/15, @ FX Rate 1.05	RBC Dominion Securities	2,750	(24,200)
Euro Futures, expiring 05/08/15, Strike Price $1.06		4,625	(54,113)

			(588,050)

TOTAL OPTIONS WRITTEN (premiums received $1,825,579)			(1,520,426)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 111.0% (cost $4,267,510,295)			$4,372,063,695

Liabilities in excess of other assets(x) — (11.0)%			(434,640,163)

NET ASSETS — 100.0%			$3,937,423,532

See the Glossary for abbreviations used in the Portfolio descriptions.
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is
$270,120,556; cash collateral of $277,361,171 (included in liabilities) was received with which the Portfolio purchased highly liquid short-
term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(p)	Interest rate not available as of March 31, 2015.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

(s)	Represents zero coupon bond or principal only securities. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
167	90 Day Euro Dollar	Dec. 2015	$41,478,625	$41,476,538	$(2,087)
2,342	90 Day Euro Dollar	Jun. 2016	576,502,338	579,469,350	2,967,012
4,708	90 Day Euro Dollar	Dec. 2016	1,157,168,900	1,160,463,150	3,294,250
156	90 Day Euro Dollar	Mar. 2017	38,198,650	38,395,500	196,850
486	2 Year U.S. Treasury Notes	Jun. 2015	106,059,109	106,509,938	450,829
7,073	5 Year U.S. Treasury Notes	Jun. 2015	841,404,906	850,251,964	8,847,058
558	20 Year U.S. Treasury Bonds	Jun. 2015	91,065,813	91,442,250	376,437
398	30 Year U.S. Ultra Treasury Bonds	Jun. 2015	66,352,734	67,610,250	1,257,516
66	Euro-BTP Italian Government Bond	Jun. 2015	9,884,884	9,976,431	91,547

					17,479,412

Short Positions:
766	10 Year Euro-Bund.	Jun. 2015	129,981,603	130,760,801	(779,198)
6,921	10 Year U.S. Treasury Notes	Jun. 2015	882,324,945	892,160,156	(9,835,211)
252	Euro Currency	Jun. 2015	35,193,375	33,875,100	1,318,275
508	Japanese Yen Currency	Jun. 2015	52,454,625	52,997,100	(542,475)

					(9,838,609)

					$7,640,803

(1) Cash of $13,935,634 segregated with Goldman Sachs & Co. to cover requirements for open contracts as of March 31, 2015.

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 05/13/15	Bank of America	EUR	26,462	$30,057,185	$28,469,449	$(1,587,736)
Indian Rupee,
Expiring 04/16/15	Bank of America	INR	458,200	7,241,944	7,296,188	54,244
Expiring 04/16/15	Barclays Capital Group	INR	258,900	4,089,272	4,122,617	33,345
Expiring 04/16/15	Citigroup Global Markets	INR	1,370,300	21,651,540	21,820,092	168,552
Expiring 04/16/15	Citigroup Global Markets	INR	297,900	4,710,440	4,743,637	33,197

				$67,750,381	$66,451,983	(1,298,398)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 05/13/15	Bank of America	EUR	4,000	$4,237,232	$4,303,521	$(66,289)
Expiring 05/13/15	Citigroup Global Markets	EUR	26,264	30,012,681	28,257,311	1,755,370
Expiring 05/13/15	Morgan Stanley	EUR	4,746	5,436,638	5,106,128	330,510
Expiring 05/13/15	UBS AG	EUR	5,700	6,514,826	6,132,517	382,309
Japanese Yen,
Expiring 05/13/15	Charles Schwab	JPY	1,205,786	10,289,853	10,059,932	229,921
Expiring 05/13/15	Citigroup Global Markets	JPY	861,636	7,351,685	7,188,673	163,012
Mexican Peso,
Expiring 04/16/15	Barclays Capital Group	MXN	256,934	16,691,099	16,825,938	(134,839)
Expiring 04/16/15	Barclays Capital Group	MXN	83,145	5,378,193	5,444,921	(66,728)

				$85,912,207	$83,318,941	2,593,266

						$1,294,868

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation
Exchange-traded swap agreements:
142,065	05/15/30	2.110%	3 month LIBOR	$ 882,347	$ 2,392,884	$ 1,510,537

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at March 31, 2015(3)	Unrealized Appreciation
Exchange-traded credit default swap on credit indices – Sell Protection(1):
CDX.NA.HY.23	12/20/19	1.000%	34,565	$2,329,399	$2,882,870	$553,471
CDX.NA.IG.22	06/20/19	5.000%	30,980	459,225	575,191	115,966
CDX.NA.IG.23	12/20/19	1.000%	16,530	222,747	281,942	59,195

				$3,011,371	$3,740,003	$728,632

Cash of $10,033,839 has been segregated with Goldman Sachs & Co. to cover requirements for open exchange-traded credit default swaps contracts at March 31, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$72,943,635	$2,001,000
Residential Mortgage-Backed Securities	—	72,002,541	—
Bank Loans	—	86,540,927	—
Commercial Mortgage-Backed Securities	—	234,586,778	—
Corporate Bonds	—	1,207,328,226	5,119,695
Foreign Government Bonds	—	208,021,088	—
Residential Mortgage-Backed Securities	—	517,544,733	11,483,663
U.S. Government Agency Obligations	—	810,251,474	—
U.S. Treasury Obligations	—	611,472,760	—
Preferred Stock	1,200,030	—	—
Affiliated Money Market Mutual Fund	532,947,595	—	—
Options Purchased	139,376	600	—
Options Written	(1,488,151)	(32,275)	—
Other Financial Instruments*
Financial Futures Contracts	7,640,803	—	—
Foreign Forward Currency Exchange Contracts	—	1,294,868	—
Exchange-traded interest rate swaps	—	1,510,537	—
Exchange-traded credit default swaps	—	728,632	—

Total	$540,439,653	$3,824,194,524	$18,604,358

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value at 3/31/15
Credit contracts	$728,632
Foreign exchange contracts	1,971,005
Interest rate contracts	7,094,753

Total	$9,794,390

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.0%

CORPORATE OBLIGATIONS — 0.6%

Metals & Mining
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%	04/16/40	623	$664,180
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	150	171,081

(cost $844,020)				835,261

FOREIGN BONDS — 35.4%

Brazil — 5.7%
Andrade Gutierrez International SA, Gtd. Notes, 144A	4.000%	04/30/18	470	336,050
CIMPOR Financial Operations BV, Gtd. Notes, 144A	5.750%	07/17/24	260	215,800
CSN Resources SA, Sr. Unsec’d. Notes, RegS(a)	6.500%	07/21/20	794	698,720
Gerdau Trade, Inc., Gtd. Notes, 144A	4.750%	04/15/23	290	270,425
GTL Trade Finance, Inc., Sr. Unsec’d. Notes, 144A	7.250%	04/16/44	310	283,650
Klabin Finance SA, Gtd. Notes, 144A(a)	5.250%	07/16/24	220	213,400
Marfrig Holding Europe BV, Gtd. Notes, 144A(a)	6.875%	06/24/19	360	306,000
Marfrig Holding Europe BV, Sr. Unsec’d. Notes, RegS	8.375%	05/09/18	270	255,150
Marfrig Overseas Ltd., Sr. Unsec’d. Notes, 144A	9.500%	05/04/20	240	226,800
Odebrecht Finance Ltd., Gtd. Notes, 144A	5.250%	06/27/29	1,206	973,845
Oi SA, Sr. Unsec’d. Notes, 144A(a)	5.750%	02/10/22	287	234,049
Oi SA, Sr. Unsec’d. Notes, RegS(a)	5.750%	02/10/22	204	166,362
Petrobras International Finance Co., Gtd. Notes(a)	5.375%	01/27/21	426	386,446
Petrobras International Finance Co., Gtd. Notes	6.750%	01/27/41	429	379,819
Samarco Mineracao SA, Sr. Unsec’d. Notes, 144A	4.125%	11/01/22	858	772,200
Tupy Overseas SA, Gtd. Notes, 144A	6.625%	07/17/24	330	316,800
Vale Overseas Ltd., Gtd. Notes(a)	4.375%	01/11/22	1,030	990,108
Vale Overseas Ltd., Gtd. Notes	6.875%	11/21/36	1,026	992,347
Vale SA, Sr. Unsec’d. Notes(a)	5.625%	09/11/42	247	213,754
Virgolino de Oliveira Finance SA, Sr. Sec’d. Notes, 144A(i)	10.875%	01/13/20	1,830	325,740
Virgolino de Oliveira Finance SA, Gtd. Notes, RegS(i)	10.500%	01/28/18	2,001	80,040

				8,637,505

Chile — 3.0%
AES Gener SA, Sr. Unsec’d. Notes, 144A	5.250%	08/15/21	324	348,372
Banco del Estado de Chile, Sr. Unsec’d. Notes, 144A	3.875%	02/08/22	185	190,438
Celulosa Arauco y Constitucion SA, Sr. Unsec’d. Notes	4.750%	01/11/22	354	372,299
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	3.000%	07/17/22	1,421	1,401,792
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, RegS(a)	3.000%	07/17/22	231	227,878
Empresa Nacional de Electricidad SA, Sr. Unsec’d. Notes	4.250%	04/15/24	200	207,258
ENTEL Chile SA, Sr. Unsec’d. Notes, 144A	4.875%	10/30/24	270	281,835
GeoPark Latin America Ltd. Agencia en Chile, Sr. Sec’d. Notes, 144A	7.500%	02/11/20	250	192,500
GNL Quintero SA, Sr. Unsec’d. Notes, 144A	4.634%	07/31/29	257	266,951
Inversiones CMPC SA, Sr. Unsec’d. Notes, 144A	4.500%	04/25/22	486	501,091
Inversiones CMPC SA, Sr. Unsec’d. Notes, RegS	4.500%	04/25/22	146	150,534

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN BONDS (Continued)

Chile (cont’d.)
Inversiones CMPC SA, Unsec’d. Notes, 144A	4.375%	05/15/23	380	$387,090

				4,528,038

China — 2.1%
CNOOC Curtis Funding No. 1 Pty Ltd., Gtd. Notes, RegS	4.500%	10/03/23	580	629,869
Industrial & Commercial Bank of China Ltd., Sr. Unsec’d. Notes, MTN	3.231%	11/13/19	440	452,694
Sinopec Group Overseas Development 2013 Ltd., Gtd. Notes, RegS	4.375%	10/17/23	220	238,151
Sinopec Group Overseas Development 2014 Ltd., Gtd. Notes, 144A	4.375%	04/10/24	1,300	1,410,357
State Grid Overseas Investment 2013 Ltd., Gtd. Notes, 144A	3.125%	05/22/23	420	424,277

				3,155,348

Colombia — 1.8%
Ecopetrol SA, Sr. Unsec’d. Notes	5.875%	05/28/45	300	279,135
Oleoducto Central SA, Sr. Unsec’d. Notes, 144A	4.000%	05/07/21	430	425,700
Pacific Rubiales Energy Corp., Gtd. Notes, 144A	5.125%	03/28/23	1,260	733,950
Pacific Rubiales Energy Corp., Gtd. Notes, 144A(a)	5.375%	01/26/19	520	343,200
Pacific Rubiales Energy Corp., Sr. Unsec’d. Notes, RegS	7.250%	12/12/21	1,124	747,123
Transportadora de Gas Internacional SA ESP, Sr. Unsec’d. Notes, RegS	5.700%	03/20/22	262	275,100

				2,804,208

Ecuador — 0.4%
Ecuador Government International Bond, Sr. Unsec’d. Notes, 144A	10.500%	03/24/20	570	571,425

India — 2.2%
Bharti Airtel International Netherlands BV, Gtd. Notes, 144A	5.350%	05/20/24	400	440,500
ONGC Videsh Ltd., Sr. Unsec’d. Notes	4.625%	07/15/24	380	399,244
Reliance Holdings USA, Inc., Gtd. Notes, RegS	5.400%	02/14/22	746	819,815
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	6.000%	01/31/19	520	463,315
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	7.125%	05/31/23	300	248,250
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	9.500%	07/18/18	300	303,000
Vedanta Resources PLC, Sr. Unsec’d. Notes, RegS	6.750%	06/07/16	426	424,083
Vedanta Resources PLC, Sr. Unsec’d. Notes, RegS(a)	9.500%	07/18/18	271	273,710

				3,371,917

Indonesia — 2.2%
Indosat Palapa Co. BV, Gtd. Notes, 144A	7.375%	07/29/20	437	456,665
Indosat Palapa Co. BV, Sr. Unsec’d. Notes, RegS	7.375%	07/29/20	91	95,095
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A(a)	4.300%	05/20/23	500	501,250
Pertamina Persero PT, Sr. Unsec’d. Notes, RegS	6.000%	05/03/42	1,408	1,426,304

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
FOREIGN BONDS (Continued)

Indonesia (cont’d.)
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	5.500%		11/22/21	755	$823,894

					3,303,208

Kazakhstan — 0.5%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, RegS	7.000%		05/05/20	750	761,745

Malaysia — 0.8%
Petronas Capital Ltd., Gtd. Notes, RegS	5.250%		08/12/19	1,089	1,221,623

Mexico — 8.9%
Alfa SAB de CV, Sr. Unsec’d. Notes, 144A	5.250%		03/25/24	210	223,545
Alfa SAB de CV, Sr. Unsec’d. Notes, 144A	6.875%		03/25/44	200	220,100
America Movil SAB de CV, Gtd. Notes	5.000%		03/30/20	120	135,986
America Movil SAB de CV, Sr. Unsec’d. Notes	3.125%		07/16/22	705	717,055
Axtel SAB de CV, Sr. Sec’d. Notes, 144A	9.000	%(c)	01/31/20	1,602	1,423,697
Axtel SAB de CV, Sr. Sec’d. Notes, CVT, 144A	9.000	%(c)	01/31/20	MXN 1,929	215,031
Cemex SAB de CV, Sr. Sec’d. Notes, 144A(a)	5.700%		01/11/25	400	394,600
Cemex SAB de CV, Sr. Sec’d. Notes, 144A	6.125%		05/05/25	410	413,977
Comision Federal de Electricidad, Sr. Unsec’d. Notes, 144A	4.875%		01/15/24	230	244,950
Empresas ICA SAB de CV, Gtd. Notes, 144A	8.875%		05/29/24	998	795,406
Mexichem SAB de CV, Sr. Unsec’d. Notes, 144A	4.875%		09/19/22	200	210,400
Mexichem SAB de CV, Gtd. Notes, 144A	5.875%		09/17/44	230	225,400
Mexichem SAB de CV, Gtd. Notes, RegS	4.875%		09/19/22	200	210,400
Offshore Drilling Holding SA, Sr. Sec’d. Notes, 144A(a)	8.625%		09/20/20	336	269,136
Petroleos Mexicanos, Gtd. Notes	4.875%		01/24/22	1,344	1,426,320
Petroleos Mexicanos, Gtd. Notes	4.875%		01/18/24	2,980	3,154,330
Petroleos Mexicanos, Gtd. Notes	5.500%		06/27/44	743	749,501
Petroleos Mexicanos, Gtd. Notes(a)	6.500%		06/02/41	1,881	2,130,233
Petroleos Mexicanos, Gtd. Notes, 144A	5.625%		01/23/46	330	334,950

					13,495,017

Peru — 1.2%
BBVA Banco Continental SA, Sub. Notes, 144A	5.250	%(c)	09/22/29	130	131,911
Cementos Pacasmayo SAA, Gtd. Notes, 144A	4.500%		02/08/23	520	499,200
Cementos Pacasmayo SAA, Gtd. Notes, RegS	4.500%		02/08/23	100	96,000
Gas Natural de Lima y Callao SA, Sr. Unsec’d. Notes, 144A	4.375%		04/01/23	450	455,175
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, 144A	4.250%		04/30/28	670	666,449

					1,848,735

Qatar — 0.2%
Ooredoo International Finance Ltd., Gtd. Notes, 144A	4.750%		02/16/21	264	290,653

Russia — 3.0%
EDC Finance Ltd., Gtd. Notes, 144A	4.875%		04/17/20	455	376,320
Evraz Group SA, Sr. Unsec’d. Notes, 144A	6.500%		04/22/20	970	851,660
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, RegS	8.146%		04/11/18	1,440	1,504,800
Lukoil International Finance BV, Gtd. Notes, RegS	6.656%		06/07/22	726	711,480

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN BONDS (Continued)

Russia (cont’d.)
TMK OAO Via TMK Capital SA, Sr. Unsec’d. Notes, 144A	6.750%	04/03/20	390	$301,080
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A	9.125%	04/30/18	140	146,882
VimpelCom Holdings BV, Sr. Unsec’d. Notes, RegS	7.504%	03/01/22	630	597,713

				4,489,935

Singapore — 0.5%
Puma International Financing SA, Gtd. Notes, 144A	6.750%	02/01/21	760	769,500

South Africa — 0.4%
AngloGold Ashanti Holdings PLC, Gtd. Notes	8.500%	07/30/20	348	374,013
Myriad International Holdings BV, Gtd. Notes, 144A	6.000%	07/18/20	250	275,625

				649,638

South Korea — 0.5%
Korea East-West Power Co. Ltd., Sr. Unsec’d. Notes, 144A	2.500%	06/02/20	710	717,202

Trinidad & Tobago — 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes, 144A	9.750%	08/14/19	460	545,675
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes, RegS	9.750%	08/14/19	100	118,625

				664,300

Tunisia — 0.2%
Banque Centrale de Tunisie SA, Sr. Unsec’d. Notes, 144A	5.750%	01/30/25	240	242,100

Turkey — 0.3%
Mersin Uluslararasi Liman Isletmeciligi A/S, Sr. Unsec’d. Notes, 144A	5.875%	08/12/20	440	464,200

United Arab Emirates — 0.8%
Dolphin Energy Ltd., Sr. Sec’d. Notes, RegS	5.500%	12/15/21	1,049	1,206,142

Venezuela — 0.3%
Petroleos de Venezuela SA, Gtd. Notes, RegS	6.000%	05/16/24	1,560	505,128

TOTAL FOREIGN BONDS (cost $60,232,811)				53,697,567

SOVEREIGN ISSUES — 59.0%
Honduras Government International (Honduras), Sr. Unsec’d. Notes, RegS	7.500%	03/15/24	680	722,500
Mexican Bonos (Mexico), Bonds	6.500%	06/09/22	MXN 22,092	1,513,957
Republic of Angola Via Northern Lights III BV (Angola), Sr. Unsec’d. Notes, RegS	7.000%	08/16/19	250	249,583
Republic of Argentina (Argentina), Bonds	7.000%	10/03/15	905	880,113
Republic of Chile (Chile), Sr. Unsec’d. Notes	3.250%	09/14/21	193	205,063
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24	4,150	4,278,650
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	6.125%	01/18/41	1,037	1,228,845

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN ISSUES (Continued)
Republic of Costa Rica (Costa Rica), Sr. Unsec’d. Notes, 144A	7.000%	04/04/44	550	$559,625
Republic of Croatia (Croatia), Sr. Unsec’d. Notes, 144A	5.500%	04/04/23	960	1,018,800
Republic of Croatia (Croatia), Sr. Unsec’d. Notes, 144A	6.625%	07/14/20	280	310,450
Republic of Croatia (Croatia), Sr. Unsec’d. Notes, RegS	5.500%	04/04/23	820	870,225
Republic of Dominican Republic (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500%	01/27/25	790	815,675
Republic of Dominican Republic (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.850%	01/27/45	160	168,000
Republic of Ecuador (Ecuador), Unsec’d. Notes, 144A	7.950%	06/20/24	497	438,603
Republic of El Salvador (El Salvador), Unsec’d. Notes, 144A	6.375%	01/18/27	330	330,000
Republic of Gabonese (Gabon), Bonds, 144A	6.375%	12/12/24	530	496,875
Republic of Ghana (Ghana), Unsec’d. Notes, 144A(a)	8.125%	01/18/26	460	436,692
Republic of Hungary (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19	890	928,277
Republic of Hungary (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23	2,808	3,229,200
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	01/15/24	2,920	3,376,250
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	3.750%	04/25/22	1,870	1,902,725
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.625%	04/15/43	220	214,775
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	5.250%	01/17/42	6,171	6,471,836
Republic of Ivory Coast (Ivory Coast), Bonds, 144A	6.375%	03/03/28	420	421,050
Republic of Ivory Coast (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.375%	07/23/24	860	812,700
Republic of Kenya (Kenya), Notes, 144A	5.875%	06/24/19	490	504,333
Republic of Kenya (Kenya), Sr. Unsec’d. Notes, 144A	6.875%	06/24/24	670	699,647
Republic of Lithuania (Lithuania), Sr. Unsec’d. Notes, 144A	6.125%	03/09/21	1,840	2,197,236
Republic of Mexico (Mexico), Sr. Unsec’d. Notes(a)	4.600%	01/23/46	2,617	2,675,883
Republic of Mexico (Mexico), Sr. Unsec’d. Notes	5.550%	01/21/45	660	773,850
Republic of Mexico (Mexico), Sr. Unsec’d. Notes	6.050%	01/11/40	1,970	2,432,950
Republic of Mexico (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	402	422,100
Republic of Nigeria (Nigeria), Sr. Unsec’d. Notes, RegS	5.125%	07/12/18	200	195,290
Republic of Pakistan (Pakistan), Sr. Unsec’d. Notes, 144A	6.875%	06/01/17	290	296,583
Republic of Pakistan (Pakistan), Sr. Unsec’d. Notes, 144A	7.250%	04/15/19	330	339,205
Republic of Panama (Panama), Sr. Unsec’d. Notes	6.700%	01/26/36	17	22,270
Republic of Paraguay (Paraguay), Notes, 144A	6.100%	08/11/44	720	790,200
Republic of Paraguay (Paraguay), Sr. Unsec’d. Notes, RegS	4.625%	01/25/23	200	206,000
Republic of Peru (Peru), Sr. Unsec’d. Notes(a)	5.625%	11/18/50	1,788	2,185,830
Republic of Peru (Peru), Sr. Unsec’d. Notes(a)	6.550%	03/14/37	1,240	1,650,750

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGN ISSUES (Continued)
Republic of Peru (Peru), Sr. Unsec’d. Notes(a)	7.125%		03/30/19	1,348	$1,610,860
Republic of Philippines (Philippines), Sr. Unsec’d. Notes(a)	3.950%		01/20/40	1,200	1,273,500
Republic of Philippines (Philippines), Sr. Unsec’d. Notes	5.000%		01/13/37	2,850	3,494,813
Republic of Philippines (Philippines), Sr. Unsec’d. Notes	6.375%		10/23/34	1,205	1,691,519
Republic of Poland (Poland), Sr. Unsec’d. Notes	5.000%		03/23/22	2,900	3,331,375
Republic of Romania (Romania), Sr. Unsec’d. Notes, 144A(a)	4.875%		01/22/24	290	321,175
Republic of Russia (Russia), Sr. Unsec’d. Notes, 144A	4.875%		09/16/23	1,000	962,200
Republic of Russia (Russia), Sr. Unsec’d. Notes, RegS(a)	7.500	%(c)	03/31/30	4,950	5,679,630
Republic of Sri Lanka (Sri Lanka), Sr. Unsec’d. Notes, 144A	6.000%		01/14/19	4,060	4,161,500
Republic of Turkey (Turkey), Sr. Unsec’d. Notes(a)	3.250%		03/23/23	2,500	2,364,725
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	4.875%		04/16/43	990	977,625
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21	400	437,500
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	5.750%		03/22/24	250	278,025
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	6.250%		09/26/22	2,197	2,499,088
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	6.750%		05/30/40	2,451	3,032,818
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	7.500%		07/14/17	1,933	2,150,656
Republic of Uruguay (Uruguay), Sr. Unsec’d. Notes	4.500%		08/14/24	1,020	1,106,700
Republic of Venezuela (Venezuela), Sr. Unsec’d. Notes(a)	9.250%		09/15/27	2,696	1,075,704
Republic of Venezuela (Venezuela), Sr. Unsec’d. Notes, RegS	7.750%		10/13/19	13,172	4,741,920
Republic of Venezuela (Venezuela), Sr. Unsec’d. Notes, RegS	8.250%		10/13/24	300	103,500
Republic of Vietnam (Vietnam), Sr. Unsec’d. Notes, 144A(a)	4.800%		11/19/24	550	572,688
Republic of Vietnam (Vietnam), Sr. Unsec’d. Notes, RegS	6.750%		01/29/20	270	304,425

TOTAL SOVEREIGN ISSUES (cost $97,129,169)					89,444,542

TOTAL LONG-TERM INVESTMENTS (cost $158,206,000)					143,977,370

				Shares
SHORT-TERM INVESTMENT — 21.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $32,723,090; includes $25,512,007 of cash collateral for securities on loan)(b)(w)				32,723,090	32,723,090

TOTAL INVESTMENTS — 116.6% (cost $190,929,090)					176,700,460
Liabilities in excess of other assets(x) — (16.6)%					(25,193,006)

NET ASSETS — 100.0%					$151,507,454

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,513,031; cash collateral of $25,512,007 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Purchase Contract	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Mexican Peso,
Expiring 06/15/15	Barclays Capital Group	MXN	29,600	$1,901,275	$1,930,468	$29,193

Sale Contract	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Mexican Peso,
Expiring 06/15/15	Barclays Capital Group	MXN	45,000	$2,890,638	$2,934,833	$(44,195)

						$(15,002)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2015.

Cross currency exchange contracts outstanding at March 31, 2015:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation(1)	Counterparty
05/15/15	Buy	INR	93,597	SGD	2,015	$14,485	Citigroup Global Markets

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Corporate Obligations	$—	$835,261	$—
Foreign Bonds	—	53,697,567	—
Sovereign Issues	—	89,444,542	—
Affiliated Money Market Mutual Fund	32,723,090	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(15,002)	—
Cross Currency Exchange Contract	—	14,485	—

Total	$32,723,090	$143,976,853	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 were as follows:

Sovereign Issues	59.0%
Foreign Bonds	35.4
Affiliated Money Market Mutual Fund (16.8% represents investments purchased with collateral from securities on loan)	21.6
Metals & Mining	0.6

116.6
Liabilities in excess of other assets	(16.6)

100.0%

Glossary:

The following abbreviations are used in the preceding Portfolios descriptions:

Currency:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Columbian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hunarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ITL	Italian Lira
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand
Exchange:
AEX	Amsterdam Stock Exchange
ASX	Australian Securities Exchange
FTSE	Financial Times Stock Exchange
LME	London Metal Exchange
NASDAQ GS	National Association for Securities Dealers Global
Markets, U.S.
NYSE	New York Stock Exchange
OMXS	Sweden Stock Market Index
OTC	Over-The-Counter
SGMX	Sigma X MTF
SGX	Singapore Exchange
TASE	Tel Aviv Stock Exchange
TSX	Toronto Stock Exchange
XEQT	Equiduct Stock Exchange
XFRA	Boerse Frankfurt- Regulierter Market
XHKG	Hong Kong Stock Exchange
XJSE	Johannesburg Stock Exchange
XLON	London Stock Exchange
Index:
ABX	Asset-Backed Securities Index
BCOMTR	Bloomberg Commodity Index Total Return
BIST	Borsa Istanbul Index
Bovespa	Sao Paulo Se Bovespa Index
CAC	French Stock Market Index

CDX	Credit Derivative Index
CNX	CNX Nifty Index
CPI	Consumer Price Index
CMBX	Commercial Mortgage-Backed Index
DAX	German Stock Index
GSCI	Goldman Sachs Commodity Index
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Index
iBoxx	Bond Market Indices
iTraxx	International Credit Derivative Index
KOSPI	Korean Stock Exchange Index
MEX	Mexican Stock Exchange Mexican Bolsa IPC Index
NDDUEAFE	MSCI EAFE Index
NIKKEI	Japanese Stock Market Index
RMS G	MSCI US REIT Index
SET	Stock Exchange of Thailand SET Index
SPGCENP	S&P GSCI Energy Official Close Index
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
TA25	Tel Aviv Stock Exchange (TASE)
TAIEX	Taiwan Stock Exchange Index
TOPIX	Tokyo Stock Price Index
UKRPI	UK Retail Price Index
WIG 20	Warsaw Stock Exchange
Other:
144A	Security was purchased pursuant to Rule 144A under
the Securities Act of 1933 and may not be resold
subject to that rule except to qualified institutional
buyers. Unless otherwise noted, 144A securities are
deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to
Regulation S and may not be offered, sold or delivered
within the United States or to, or for the account or
benefit of, U.S. persons, except pursuant to an
exemption from, or in a transaction not subject to, the
registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ADS	American Depositary Security
ASX	Australian Securities Exchange
BABs	Build America Bonds
BBA	British Bankers Association
BBSW	Australian Bank Bill Swap Reference Rate
BDR	Brazilian Depositary Receipt
BKNT	Bank Notes
Bobl	Bundesobligationen-German Federal Obligations
bps	Basis Points
CDI	CHESS Depositary Interests
CDO	Collateralized Debt Obligation
CDOR	Canadian Dealer Offered Rate
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chili Interbank Rate Average
CMBS	Commercial Mortgage-Backed Security
CMM	Constant Maturity Mortgage
CMS	Constant Maturity Swap
COOVIBR	Columbia Interbank Overnight Rate
CPTFEMU	Eurostat Eurozone HICP ex-Tobacco NSA
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
EMU	European Monetary Union
ETF	Exchange Traded Fund
Euribor	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
GO	General Obligation
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate

KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
N/A	Not Applicable
NSA	Non-Seasonally Adjusted
NASDAQ	National Association of Securities Dealers Automated
Quotations
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-voting Depositary Receipt
OAT	Obligations Assimilables du Tresor
PIK	Payment-in-Kind
PIPE	Private Investment in Public Equity
PO	Principal Only

PRFC	Preference Shares
QMTF	Quote Multilateral Trading Facility
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
SDR	Sweden Depositary Receipt
SLM	Student Loan Mortgage
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depository Receipts
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
USAID	United States Agency for International Development
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for each security valuation under which fair valuation responsilibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy, as these inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-ended, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, issued and guaranteed obligations, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, are generally valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Board. In the event that there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 and managed by PI.

Each Portfolio may hold up to 15% of its net assets (the Money Market Portfolio may hold up to 5% of its net assets) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs Deborah A. Docs Secretary of the Fund

Date May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin Timothy S. Cronin Vice President and Acting Principal Executive Officer

Date May 18, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam M. Sadiq Peshimam Treasurer and Principal Financial Officer

Date May 18, 2015

*	Print the name and title of each signing officer under his or her signature.